UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04146
JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended June 30, 2024:
John Hancock Variable Insurance Trust
  500 Index Trust
  American Asset Allocation Trust
  American Global Growth Trust
  American Growth Trust
  American Growth-Income Trust
  American International Trust
  Blue Chip Growth Trust
  Capital Appreciation Trust
  Capital Appreciation Value Trust
  Disciplined Value International Trust
  Disciplined Value Emerging Markets Equity Trust (formerly Emerging Markets Value Trust)
  Equity Income Trust
  Financial Industries Trust
  Fundamental All Cap Core Trust
  Fundamental Large Cap Value Trust
  Global Equity Trust
  Health Sciences Trust
  International Equity Index Trust
  International Small Company Trust
  Lifestyle Balanced Portfolio
  Lifestyle Conservative Portfolio
  Lifestyle Growth Portfolio
  Lifestyle Moderate Portfolio
  Mid Cap Growth Trust
  Mid Cap Index Trust
  Mid Value Trust
  Real Estate Securities Trust
  Science & Technology Trust
  Small Cap Index Trust
  Small Cap Opportunities Trust
  Small Cap Stock Trust
  Small Cap Value Trust
  Small Company Value Trust
  Strategic Equity Allocation Trust
  Total Stock Market Index Trust

John Hancock Variable Insurance Trust - Bond Trusts
  Active Bond Trust
  Core Bond Trust
  High Yield Trust
  Investment Quality Bond Trust
  Money Market Trust
  Opportunistic Fixed Income Trust
  Select Bond Trust
  Short Term Government Income Trust
  Strategic Income Opportunities Trust
  Total Bond Market Trust
  Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust - Managed Volatility Portfolios
  Managed Volatility Balanced Portfolio
  Managed Volatility Conservative Portfolio
  Managed Volatility Growth Portfolio
  Managed Volatility Moderate Portfolio

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series I/JAGJX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series I/JAGJX)	$31	0.61%
Fund Statistics
Fund net assets	$233,781,882
Total number of portfolio holdings	149
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Asset backed securities	21.7%
U.S. Government Agency	0.5%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	22.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ULST-SAI
6/24

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series II/JAGEX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series II/JAGEX)	$41	0.81%
Fund Statistics
Fund net assets	$233,781,882
Total number of portfolio holdings	149
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Asset backed securities	21.7%
U.S. Government Agency	0.5%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	22.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ULST-SAII
6/24

John Hancock Variable Insurance Trust
Ultra Short Term Bond Trust
Series NAV/JAGFX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Ultra Short Term Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Term Bond Trust (Series NAV/JAGFX)	$28	0.56%
Fund Statistics
Fund net assets	$233,781,882
Total number of portfolio holdings	149
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	54.7%
Asset backed securities	21.7%
U.S. Government Agency	0.5%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	22.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ULST-SANAV
6/24

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series I/JETSX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$26	0.49%
Fund Statistics
Fund net assets	$961,364,345
Total number of portfolio holdings	3,178
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

Sector Composition
Information technology	28.8%
Financials	12.7%
Health care	11.3%
Consumer discretionary	10.0%
Industrials	8.9%
Communication services	8.5%
Consumer staples	5.7%
Energy	3.6%
Materials	2.5%
Real estate	2.4%
Utilities	2.0%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-SAI
6/24

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series II/JAFFX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$37	0.69%
Fund Statistics
Fund net assets	$961,364,345
Total number of portfolio holdings	3,178
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

Sector Composition
Information technology	28.8%
Financials	12.7%
Health care	11.3%
Consumer discretionary	10.0%
Industrials	8.9%
Communication services	8.5%
Consumer staples	5.7%
Energy	3.6%
Materials	2.5%
Real estate	2.4%
Utilities	2.0%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-SAII
6/24

John Hancock Variable Insurance Trust
Total Stock Market Index Trust
Series NAV/JAFEX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$23	0.44%
Fund Statistics
Fund net assets	$961,364,345
Total number of portfolio holdings	3,178
Portfolio turnover rate	3%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.8%
Apple, Inc.	5.7%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc., Class A	1.9%
Alphabet, Inc., Class A	1.9%
Alphabet, Inc., Class C	1.8%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.3%
Tesla, Inc.	1.1%

Sector Composition
Information technology	28.8%
Financials	12.7%
Health care	11.3%
Consumer discretionary	10.0%
Industrials	8.9%
Communication services	8.5%
Consumer staples	5.7%
Energy	3.6%
Materials	2.5%
Real estate	2.4%
Utilities	2.0%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TOST-SANAV
6/24

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series I/JTBMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series I/JTBMX)	$15	0.30%
Fund Statistics
Fund net assets	$952,506,005
Total number of portfolio holdings	936
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	43.9%
U.S. Government Agency	26.9%
Corporate bonds	25.0%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-SAI
6/24

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series II/JAGVX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series II/JAGVX)	$25	0.50%
Fund Statistics
Fund net assets	$952,506,005
Total number of portfolio holdings	936
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	43.9%
U.S. Government Agency	26.9%
Corporate bonds	25.0%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-SAII
6/24

John Hancock Variable Insurance Trust
Total Bond Market Trust
Series NAV/JAGUX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Total Bond Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Bond Market Trust (Series NAV/JAGUX)	$12	0.25%
Fund Statistics
Fund net assets	$952,506,005
Total number of portfolio holdings	936
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	43.9%
U.S. Government Agency	26.9%
Corporate bonds	25.0%
Collateralized mortgage obligations – Commercial and residential	1.5%
Foreign government obligations	0.8%
Asset backed securities	0.5%
Municipal bonds	0.3%
Collateralized mortgage obligations – U.S. Government Agency	0.2%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
TBMT-SANAV
6/24

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series I/JESNX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series I/JESNX)	$39	0.79%
Fund Statistics
Fund net assets	$398,569,525
Total number of portfolio holdings	522
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.4%
Foreign government obligations	22.9%
U.S. Government	9.3%
U.S. Government Agency	4.7%
Convertible bonds	3.2%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.9%
Term loans	2.3%
Asset backed securities	1.8%
Preferred securities	1.0%
Short-term investments and other	3.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
STIO-SAI
6/24

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series II/JESPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series II/JESPX)	$49	0.99%
Fund Statistics
Fund net assets	$398,569,525
Total number of portfolio holdings	522
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.4%
Foreign government obligations	22.9%
U.S. Government	9.3%
U.S. Government Agency	4.7%
Convertible bonds	3.2%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.9%
Term loans	2.3%
Asset backed securities	1.8%
Preferred securities	1.0%
Short-term investments and other	3.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
STIO-SAII
6/24

John Hancock Variable Insurance Trust
Strategic Income Opportunities Trust
Series NAV/JVRNX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Strategic Income Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Trust (Series NAV/JVRNX)	$37	0.74%
Fund Statistics
Fund net assets	$398,569,525
Total number of portfolio holdings	522
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	42.4%
Foreign government obligations	22.9%
U.S. Government	9.3%
U.S. Government Agency	4.7%
Convertible bonds	3.2%
Municipal bonds	3.1%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	2.9%
Term loans	2.3%
Asset backed securities	1.8%
Preferred securities	1.0%
Short-term investments and other	3.3%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
STIO-SANAV
6/24

John Hancock Variable Insurance Trust
Strategic Equity Allocation Trust
Series NAV/JAFVX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$28	0.53%
Fund Statistics
Fund net assets	$7,209,319,208
Total number of portfolio holdings	3,387
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.9%
NVIDIA Corp.	3.5%
Apple, Inc.	3.5%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.3%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.1%
Novo Nordisk A/S, Class B	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
Eli Lilly & Company	0.9%

Sector Composition
Information technology	21.5%
Financials	14.7%
Industrials	11.9%
Health care	11.9%
Consumer discretionary	10.3%
Communication services	6.4%
Consumer staples	6.1%
Energy	4.0%
Materials	3.9%
Real estate	2.6%
Utilities	2.5%
Short-term investments and other	4.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SEAT-SANAV
6/24

John Hancock Variable Insurance Trust
Small Company Value Trust
Series I/JAEPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$56	1.13%
Fund Statistics
Fund net assets	$122,495,521
Total number of portfolio holdings	206
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Composition
Financials	25.6%
Industrials	13.8%
Consumer discretionary	10.7%
Real estate	10.0%
Energy	8.9%
Health care	8.4%
Information technology	6.3%
Materials	4.8%
Utilities	4.0%
Consumer staples	2.0%
Communication services	1.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SAI
6/24

John Hancock Variable Insurance Trust
Small Company Value Trust
Series II/JAERX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$66	1.33%
Fund Statistics
Fund net assets	$122,495,521
Total number of portfolio holdings	206
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Composition
Financials	25.6%
Industrials	13.8%
Consumer discretionary	10.7%
Real estate	10.0%
Energy	8.9%
Health care	8.4%
Information technology	6.3%
Materials	4.8%
Utilities	4.0%
Consumer staples	2.0%
Communication services	1.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SAII
6/24

John Hancock Variable Insurance Trust
Small Company Value Trust
Series NAV/JAEQX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$54	1.08%
Fund Statistics
Fund net assets	$122,495,521
Total number of portfolio holdings	206
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
PennyMac Financial Services, Inc.	1.7%
Pinnacle Financial Partners, Inc.	1.6%
Matador Resources Company	1.5%
Meritage Homes Corp.	1.2%
Popular, Inc.	1.2%
Strategic Education, Inc.	1.1%
Houlihan Lokey, Inc.	1.1%
Select Medical Holdings Corp.	1.1%
TechnipFMC PLC	1.1%
Terreno Realty Corp.	1.1%

Sector Composition
Financials	25.6%
Industrials	13.8%
Consumer discretionary	10.7%
Real estate	10.0%
Energy	8.9%
Health care	8.4%
Information technology	6.3%
Materials	4.8%
Utilities	4.0%
Consumer staples	2.0%
Communication services	1.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SANAV
6/24

John Hancock Variable Insurance Trust
Small Cap Value Trust
Series I/JESVX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series I/JESVX)	$52	1.04%
Fund Statistics
Fund net assets	$445,341,561
Total number of portfolio holdings	81
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

Sector Composition
Financials	25.9%
Industrials	15.9%
Real estate	10.6%
Consumer discretionary	10.5%
Information technology	8.3%
Materials	7.7%
Energy	6.9%
Health care	5.3%
Utilities	3.2%
Consumer staples	2.6%
Communication services	1.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMVT-SAI
6/24

John Hancock Variable Insurance Trust
Small Cap Value Trust
Series II/JAGZX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series II/JAGZX)	$62	1.24%
Fund Statistics
Fund net assets	$445,341,561
Total number of portfolio holdings	81
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

Sector Composition
Financials	25.9%
Industrials	15.9%
Real estate	10.6%
Consumer discretionary	10.5%
Information technology	8.3%
Materials	7.7%
Energy	6.9%
Health care	5.3%
Utilities	3.2%
Consumer staples	2.6%
Communication services	1.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMVT-SAII
6/24

John Hancock Variable Insurance Trust
Small Cap Value Trust
Series NAV/JAHBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Trust (Series NAV/JAHBX)	$49	0.99%
Fund Statistics
Fund net assets	$445,341,561
Total number of portfolio holdings	81
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Gulfport Energy Corp.	2.1%
TriMas Corp.	2.0%
Chord Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.8%
ACI Worldwide, Inc.	1.8%
Element Solutions, Inc.	1.8%
Sitio Royalties Corp., Class A	1.8%
Hancock Whitney Corp.	1.7%
Bread Financial Holdings, Inc.	1.7%
Belden, Inc.	1.7%

Sector Composition
Financials	25.9%
Industrials	15.9%
Real estate	10.6%
Consumer discretionary	10.5%
Information technology	8.3%
Materials	7.7%
Energy	6.9%
Health care	5.3%
Utilities	3.2%
Consumer staples	2.6%
Communication services	1.1%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMVT-SANAV
6/24

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series I/JESGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$57	1.12%
Fund Statistics
Fund net assets	$279,511,446
Total number of portfolio holdings	106
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

Sector Composition
Industrials	24.5%
Health care	23.9%
Information technology	16.1%
Consumer discretionary	11.4%
Energy	5.5%
Financials	5.3%
Communication services	3.3%
Consumer staples	3.3%
Materials	2.7%
Real estate	2.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-SAI
6/24

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series II/JAGQX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$67	1.32%
Fund Statistics
Fund net assets	$279,511,446
Total number of portfolio holdings	106
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

Sector Composition
Industrials	24.5%
Health care	23.9%
Information technology	16.1%
Consumer discretionary	11.4%
Energy	5.5%
Financials	5.3%
Communication services	3.3%
Consumer staples	3.3%
Materials	2.7%
Real estate	2.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-SAII
6/24

John Hancock Variable Insurance Trust
Small Cap Stock Trust
Series NAV/JAGPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$54	1.07%
Fund Statistics
Fund net assets	$279,511,446
Total number of portfolio holdings	106
Portfolio turnover rate	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
e.l.f. Beauty, Inc.	3.3%
Verra Mobility Corp.	2.8%
Applied Industrial Technologies, Inc.	2.7%
PROCEPT BioRobotics Corp.	2.6%
Fluor Corp.	2.4%
Cabot Corp.	2.3%
The AZEK Company, Inc.	2.1%
Curtiss-Wright Corp.	2.0%
Comfort Systems USA, Inc.	1.9%
Viper Energy, Inc.	1.8%

Sector Composition
Industrials	24.5%
Health care	23.9%
Information technology	16.1%
Consumer discretionary	11.4%
Energy	5.5%
Financials	5.3%
Communication services	3.3%
Consumer staples	3.3%
Materials	2.7%
Real estate	2.7%
Short-term investments and other	1.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCS-SANAV
6/24

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series I/JADLX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$44	0.88%
Fund Statistics
Fund net assets	$159,236,359
Total number of portfolio holdings	1,072
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

Sector Composition
Financials	21.7%
Industrials	17.5%
Consumer discretionary	14.4%
Information technology	11.5%
Health care	11.4%
Energy	8.7%
Materials	6.9%
Consumer staples	3.0%
Communication services	2.3%
Real estate	1.7%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SAI
6/24

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series II/JADPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$54	1.08%
Fund Statistics
Fund net assets	$159,236,359
Total number of portfolio holdings	1,072
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

Sector Composition
Financials	21.7%
Industrials	17.5%
Consumer discretionary	14.4%
Information technology	11.5%
Health care	11.4%
Energy	8.7%
Materials	6.9%
Consumer staples	3.0%
Communication services	2.3%
Real estate	1.7%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SAII
6/24

John Hancock Variable Insurance Trust
Small Cap Opportunities Trust
Series NAV/JADMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$41	0.83%
Fund Statistics
Fund net assets	$159,236,359
Total number of portfolio holdings	1,072
Portfolio turnover rate	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
CyberArk Software, Ltd.	0.9%
SPX Technologies, Inc.	0.8%
Grand Canyon Education, Inc.	0.7%
Matador Resources Company	0.7%
Novanta, Inc.	0.7%
TopBuild Corp.	0.7%
PJT Partners, Inc., Class A	0.7%
MACOM Technology Solutions Holdings, Inc.	0.7%
Appfolio, Inc., Class A	0.6%
Intapp, Inc.	0.6%

Sector Composition
Financials	21.7%
Industrials	17.5%
Consumer discretionary	14.4%
Information technology	11.5%
Health care	11.4%
Energy	8.7%
Materials	6.9%
Consumer staples	3.0%
Communication services	2.3%
Real estate	1.7%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCO-SANAV
6/24

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series I/JESIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$27	0.53%
Fund Statistics
Fund net assets	$505,838,385
Total number of portfolio holdings	1,823
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Sector Composition
Health care	16.7%
Industrials	16.7%
Financials	16.6%
Information technology	12.9%
Consumer discretionary	9.6%
Energy	6.4%
Real estate	5.8%
Materials	4.4%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.4%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-SAI
6/24

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series II/JAJOX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$37	0.73%
Fund Statistics
Fund net assets	$505,838,385
Total number of portfolio holdings	1,823
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Sector Composition
Health care	16.7%
Industrials	16.7%
Financials	16.6%
Information technology	12.9%
Consumer discretionary	9.6%
Energy	6.4%
Real estate	5.8%
Materials	4.4%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.4%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-SAII
6/24

John Hancock Variable Insurance Trust
Small Cap Index Trust
Series NAV/JAEWX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$24	0.48%
Fund Statistics
Fund net assets	$505,838,385
Total number of portfolio holdings	1,823
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Insmed, Inc.	0.4%
FTAI Aviation, Ltd.	0.4%
Abercrombie & Fitch Company, Class A	0.4%
Fabrinet	0.4%
Sprouts Farmers Market, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Fluor Corp.	0.3%
Applied Industrial Technologies, Inc.	0.3%
HealthEquity, Inc.	0.3%
SPS Commerce, Inc.	0.3%

Sector Composition
Health care	16.7%
Industrials	16.7%
Financials	16.6%
Information technology	12.9%
Consumer discretionary	9.6%
Energy	6.4%
Real estate	5.8%
Materials	4.4%
Consumer staples	2.7%
Utilities	2.6%
Communication services	2.4%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SMCI-SANAV
6/24

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series I/JAJPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series I/JAJPX)	$36	0.72%
Fund Statistics
Fund net assets	$158,511,893
Total number of portfolio holdings	103
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	49.9%
U.S. Government Agency	45.2%
Municipal bonds	3.0%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SHTG-SAI
6/24

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series II/JAFWX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series II/JAFWX)	$46	0.92%
Fund Statistics
Fund net assets	$158,511,893
Total number of portfolio holdings	103
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	49.9%
U.S. Government Agency	45.2%
Municipal bonds	3.0%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SHTG-SAII
6/24

John Hancock Variable Insurance Trust
Short Term Government Income Trust
Series NAV/JAFYX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Short Term Government Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Term Government Income Trust (Series NAV/JAFYX)	$33	0.67%
Fund Statistics
Fund net assets	$158,511,893
Total number of portfolio holdings	103
Portfolio turnover rate	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government	49.9%
U.S. Government Agency	45.2%
Municipal bonds	3.0%
Collateralized mortgage obligations – U.S. Government Agency	0.5%
Short-term investments and other	1.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SHTG-SANAV
6/24

John Hancock Variable Insurance Trust
Select Bond Trust
Series I/JAFZX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series I/JAFZX)	$31	0.62%
Fund Statistics
Fund net assets	$5,949,721,584
Total number of portfolio holdings	739
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.0%
Corporate bonds	31.0%
U.S. Government	17.7%
Asset backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.5%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SELB-SAI
6/24

John Hancock Variable Insurance Trust
Select Bond Trust
Series II/JHBDX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series II/JHBDX)	$41	0.82%
Fund Statistics
Fund net assets	$5,949,721,584
Total number of portfolio holdings	739
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.0%
Corporate bonds	31.0%
U.S. Government	17.7%
Asset backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.5%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SELB-SAII
6/24

John Hancock Variable Insurance Trust
Select Bond Trust
Series NAV/JAGBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Select Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Bond Trust (Series NAV/JAGBX)	$29	0.58%
Fund Statistics
Fund net assets	$5,949,721,584
Total number of portfolio holdings	739
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	38.0%
Corporate bonds	31.0%
U.S. Government	17.7%
Asset backed securities	7.5%
Collateralized mortgage obligations – Commercial and residential	3.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.5%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SELB-SANAV
6/24

John Hancock Variable Insurance Trust
Science & Technology Trust
Series I/JESTX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$55	0.98%
Fund Statistics
Fund net assets	$1,094,612,980
Total number of portfolio holdings	92
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

Sector Composition
Information technology	82.4%
Communication services	14.3%
Health care	1.3%
Consumer discretionary	1.0%
Industrials	0.4%
Financials	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SCIT-SAI
6/24

John Hancock Variable Insurance Trust
Science & Technology Trust
Series II/JAFUX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$66	1.18%
Fund Statistics
Fund net assets	$1,094,612,980
Total number of portfolio holdings	92
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

Sector Composition
Information technology	82.4%
Communication services	14.3%
Health care	1.3%
Consumer discretionary	1.0%
Industrials	0.4%
Financials	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SCIT-SAII
6/24

John Hancock Variable Insurance Trust
Science & Technology Trust
Series NAV/JAFSX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$52	0.93%
Fund Statistics
Fund net assets	$1,094,612,980
Total number of portfolio holdings	92
Portfolio turnover rate	127%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	13.2%
NVIDIA Corp.	11.8%
Broadcom, Inc.	5.5%
Microsoft Corp.	5.1%
Meta Platforms, Inc., Class A	4.9%
Alphabet, Inc., Class A	4.0%
Synopsys, Inc.	3.5%
KLA Corp.	3.4%
ServiceNow, Inc.	3.2%
Netflix, Inc.	2.7%

Sector Composition
Information technology	82.4%
Communication services	14.3%
Health care	1.3%
Consumer discretionary	1.0%
Industrials	0.4%
Financials	0.1%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
SCIT-SANAV
6/24

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series I/JADBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$40	0.81%
Fund Statistics
Fund net assets	$282,655,599
Total number of portfolio holdings	37
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

Industry Composition
Specialized REITs	25.8%
Residential REITs	18.3%
Retail REITs	13.6%
Industrial REITs	12.8%
Health care REITs	11.4%
Diversified REITs	5.7%
Office REITs	3.1%
Hotels, restaurants and leisure	2.2%
Real estate management and development	2.2%
Hotel and resort REITs	2.0%
Health care providers and services	1.1%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-SAI
6/24

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series II/JAJLX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$50	1.01%
Fund Statistics
Fund net assets	$282,655,599
Total number of portfolio holdings	37
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

Industry Composition
Specialized REITs	25.8%
Residential REITs	18.3%
Retail REITs	13.6%
Industrial REITs	12.8%
Health care REITs	11.4%
Diversified REITs	5.7%
Office REITs	3.1%
Hotels, restaurants and leisure	2.2%
Real estate management and development	2.2%
Hotel and resort REITs	2.0%
Health care providers and services	1.1%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-SAII
6/24

John Hancock Variable Insurance Trust
Real Estate Securities Trust
Series NAV/JAJMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$38	0.76%
Fund Statistics
Fund net assets	$282,655,599
Total number of portfolio holdings	37
Portfolio turnover rate	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.0%
Equinix, Inc.	8.1%
Welltower, Inc.	6.7%
AvalonBay Communities, Inc.	6.2%
Essex Property Trust, Inc.	5.7%
Simon Property Group, Inc.	5.4%
Digital Realty Trust, Inc.	4.5%
Extra Space Storage, Inc.	4.4%
SL Green Realty Corp.	3.1%
American Homes 4 Rent, Class A	3.1%

Industry Composition
Specialized REITs	25.8%
Residential REITs	18.3%
Retail REITs	13.6%
Industrial REITs	12.8%
Health care REITs	11.4%
Diversified REITs	5.7%
Office REITs	3.1%
Hotels, restaurants and leisure	2.2%
Real estate management and development	2.2%
Hotel and resort REITs	2.0%
Health care providers and services	1.1%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
RESE-SANAV
6/24

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series I/JAEJX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series I/JAEJX)	$40	0.82%
Fund Statistics
Fund net assets	$155,311,763
Total number of portfolio holdings	1,025
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.8%
U.S. Government Agency	15.9%
U.S. Government	14.4%
Corporate bonds	11.9%
Convertible bonds	6.0%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Term loans	1.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
Preferred securities	0.7%
Municipal bonds	0.2%
Short-term investments	9.7%

Country Composition
United States	60.4%
Brazil	6.0%
New Zealand	3.8%
Colombia	2.6%
Mexico	2.3%
Norway	2.3%
Iceland	1.8%
Australia	1.7%
Canada	1.7%
Cayman Islands	1.5%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-SAI
6/24

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series II/JAEHX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series II/JAEHX)	$50	1.02%
Fund Statistics
Fund net assets	$155,311,763
Total number of portfolio holdings	1,025
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.8%
U.S. Government Agency	15.9%
U.S. Government	14.4%
Corporate bonds	11.9%
Convertible bonds	6.0%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Term loans	1.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
Preferred securities	0.7%
Municipal bonds	0.2%
Short-term investments	9.7%

Country Composition
United States	60.4%
Brazil	6.0%
New Zealand	3.8%
Colombia	2.6%
Mexico	2.3%
Norway	2.3%
Iceland	1.8%
Australia	1.7%
Canada	1.7%
Cayman Islands	1.5%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-SAII
6/24

John Hancock Variable Insurance Trust
Opportunistic Fixed Income Trust
Series NAV/JAEKX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Opportunistic Fixed Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Trust (Series NAV/JAEKX)	$38	0.77%
Fund Statistics
Fund net assets	$155,311,763
Total number of portfolio holdings	1,025
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.8%
U.S. Government Agency	15.9%
U.S. Government	14.4%
Corporate bonds	11.9%
Convertible bonds	6.0%
Asset backed securities	3.0%
Collateralized mortgage obligations – U.S. Government Agency	2.1%
Term loans	1.9%
Collateralized mortgage obligations – Commercial and residential	1.4%
Preferred securities	0.7%
Municipal bonds	0.2%
Short-term investments	9.7%

Country Composition
United States	60.4%
Brazil	6.0%
New Zealand	3.8%
Colombia	2.6%
Mexico	2.3%
Norway	2.3%
Iceland	1.8%
Australia	1.7%
Canada	1.7%
Cayman Islands	1.5%
Other countries	15.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
OPFI-SANAV
6/24

John Hancock Variable Insurance Trust
Money Market Trust
Series I/JHOXX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series I/JHOXX)	$17	0.33%
Fund Statistics
Fund net assets	$2,246,189,906
Total number of portfolio holdings	193
Weighted Average Maturity	55 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	52.0%
U.S. Government	36.8%
Repurchase agreement	11.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MMT-SAI
6/24

John Hancock Variable Insurance Trust
Money Market Trust
Series II/JAAXX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series II/JAAXX)	$27	0.53%
Fund Statistics
Fund net assets	$2,246,189,906
Total number of portfolio holdings	193
Weighted Average Maturity	55 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	52.0%
U.S. Government	36.8%
Repurchase agreement	11.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MMT-SAII
6/24

John Hancock Variable Insurance Trust
Money Market Trust
Series NAV/JABXX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Money Market Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Trust (Series NAV/JABXX)	$14	0.28%
Fund Statistics
Fund net assets	$2,246,189,906
Total number of portfolio holdings	193
Weighted Average Maturity	55 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	52.0%
U.S. Government	36.8%
Repurchase agreement	11.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MMT-SANAV
6/24

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series I/JELMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$9	0.17%
Fund Statistics
Fund net assets	$1,102,168,748
Total number of portfolio holdings	28
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.1%
Equity	38.1%
Large blend	18.1%
U.S. large cap	11.5%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	59.0%
Intermediate bond	59.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVMP-SAI
6/24

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series II/JAIWX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$19	0.37%
Fund Statistics
Fund net assets	$1,102,168,748
Total number of portfolio holdings	28
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.1%
Equity	38.1%
Large blend	18.1%
U.S. large cap	11.5%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	59.0%
Intermediate bond	59.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVMP-SAII
6/24

John Hancock Variable Insurance Trust
Managed Volatility Moderate Portfolio
Series NAV/JAIVX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$6	0.12%
Fund Statistics
Fund net assets	$1,102,168,748
Total number of portfolio holdings	28
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.1%
Equity	38.1%
Large blend	18.1%
U.S. large cap	11.5%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	0.9%
Fixed income	59.0%
Intermediate bond	59.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVMP-SANAV
6/24

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series I/JELGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$9	0.17%
Fund Statistics
Fund net assets	$5,584,982,329
Total number of portfolio holdings	29
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.7%
Large blend	30.9%
U.S. large cap	16.5%
Emerging-market equity	6.4%
U.S. mid cap	5.9%
U.S. small cap	4.2%
International equity	3.8%
Fixed income	28.6%
Intermediate bond	28.6%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVGP-SAI
6/24

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series II/JAJAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$19	0.37%
Fund Statistics
Fund net assets	$5,584,982,329
Total number of portfolio holdings	29
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.7%
Large blend	30.9%
U.S. large cap	16.5%
Emerging-market equity	6.4%
U.S. mid cap	5.9%
U.S. small cap	4.2%
International equity	3.8%
Fixed income	28.6%
Intermediate bond	28.6%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVGP-SAII
6/24

John Hancock Variable Insurance Trust
Managed Volatility Growth Portfolio
Series NAV/JAIZX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$6	0.12%
Fund Statistics
Fund net assets	$5,584,982,329
Total number of portfolio holdings	29
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.3%
Equity	67.7%
Large blend	30.9%
U.S. large cap	16.5%
Emerging-market equity	6.4%
U.S. mid cap	5.9%
U.S. small cap	4.2%
International equity	3.8%
Fixed income	28.6%
Intermediate bond	28.6%
Unaffiliated investment companies	2.5%
Equity	2.5%
Short-term investments and other	1.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVGP-SANAV
6/24

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series I/JELCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$9	0.19%
Fund Statistics
Fund net assets	$535,879,111
Total number of portfolio holdings	23
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	19.2%
Large blend	9.1%
U.S. large cap	6.3%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.2%
Intermediate bond	79.2%
Unaffiliated investment companies	0.9%
Equity	0.9%
Short-term investments and other	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVCP-SAI
6/24

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series II/JAISX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$19	0.39%
Fund Statistics
Fund net assets	$535,879,111
Total number of portfolio holdings	23
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	19.2%
Large blend	9.1%
U.S. large cap	6.3%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.2%
Intermediate bond	79.2%
Unaffiliated investment companies	0.9%
Equity	0.9%
Short-term investments and other	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVCP-SAII
6/24

John Hancock Variable Insurance Trust
Managed Volatility Conservative Portfolio
Series NAV/JAIUX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$7	0.14%
Fund Statistics
Fund net assets	$535,879,111
Total number of portfolio holdings	23
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	19.2%
Large blend	9.1%
U.S. large cap	6.3%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.1%
Fixed income	79.2%
Intermediate bond	79.2%
Unaffiliated investment companies	0.9%
Equity	0.9%
Short-term investments and other	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVCP-SANAV
6/24

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series I/JELBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$9	0.17%
Fund Statistics
Fund net assets	$4,191,788,110
Total number of portfolio holdings	28
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	48.0%
Large blend	22.1%
U.S. large cap	13.0%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.9%
International equity	2.1%
Fixed income	49.0%
Intermediate bond	49.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVBP-SAI
6/24

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series II/JAJRX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$19	0.37%
Fund Statistics
Fund net assets	$4,191,788,110
Total number of portfolio holdings	28
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	48.0%
Large blend	22.1%
U.S. large cap	13.0%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.9%
International equity	2.1%
Fixed income	49.0%
Intermediate bond	49.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVBP-SAII
6/24

John Hancock Variable Insurance Trust
Managed Volatility Balanced Portfolio
Series NAV/JAIYX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$6	0.12%
Fund Statistics
Fund net assets	$4,191,788,110
Total number of portfolio holdings	28
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.0%
Equity	48.0%
Large blend	22.1%
U.S. large cap	13.0%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.9%
International equity	2.1%
Fixed income	49.0%
Intermediate bond	49.0%
Unaffiliated investment companies	1.9%
Equity	1.9%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVBP-SANAV
6/24

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series I/JHMPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$7	0.13%
Fund Statistics
Fund net assets	$279,669,848
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.0%
Equity	40.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIMO-SAI
6/24

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series II/JAIPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$17	0.33%
Fund Statistics
Fund net assets	$279,669,848
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.0%
Equity	40.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIMO-SAII
6/24

John Hancock Variable Insurance Trust
Lifestyle Moderate Portfolio
Series NAV/JAIOX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$4	0.08%
Fund Statistics
Fund net assets	$279,669,848
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	60.0%
Equity	40.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIMO-SANAV
6/24

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series I/JHGPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$6	0.12%
Fund Statistics
Fund net assets	$5,202,706,117
Total number of portfolio holdings	3
Portfolio turnover rate	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.7%
Fixed income	29.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIGR-SAI
6/24

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series II/JAIKX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$16	0.32%
Fund Statistics
Fund net assets	$5,202,706,117
Total number of portfolio holdings	3
Portfolio turnover rate	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.7%
Fixed income	29.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIGR-SAII
6/24

John Hancock Variable Insurance Trust
Lifestyle Growth Portfolio
Series NAV/JAIJX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$3	0.06%
Fund Statistics
Fund net assets	$5,202,706,117
Total number of portfolio holdings	3
Portfolio turnover rate	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	70.7%
Fixed income	29.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LIGR-SANAV
6/24

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series I/JHCIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$7	0.13%
Fund Statistics
Fund net assets	$157,317,121
Total number of portfolio holdings	3
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.0%
Equity	20.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-SAI
6/24

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series II/JAIRX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$17	0.33%
Fund Statistics
Fund net assets	$157,317,121
Total number of portfolio holdings	3
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.0%
Equity	20.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-SAII
6/24

John Hancock Variable Insurance Trust
Lifestyle Conservative Portfolio
Series NAV/JAIQX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$4	0.08%
Fund Statistics
Fund net assets	$157,317,121
Total number of portfolio holdings	3
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Fixed income	80.0%
Equity	20.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LICO-SANAV
6/24

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series I/JHBPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$6	0.12%
Fund Statistics
Fund net assets	$968,473,102
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-SAI
6/24

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series II/JAILX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$16	0.32%
Fund Statistics
Fund net assets	$968,473,102
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-SAII
6/24

John Hancock Variable Insurance Trust
Lifestyle Balanced Portfolio
Series NAV/JAINX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$4	0.07%
Fund Statistics
Fund net assets	$968,473,102
Total number of portfolio holdings	3
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	100.0%
Equity	50.1%
Fixed income	49.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
LBP-SANAV
6/24

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series I/JADUX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series I/JADUX)	$37	0.75%
Fund Statistics
Fund net assets	$217,019,823
Total number of portfolio holdings	877
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.6%
U.S. Government	24.7%
Corporate bonds	23.8%
Asset backed securities	8.0%
Collateralized mortgage obligations – Commercial and residential	7.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Foreign government obligations	2.5%
Municipal bonds	1.2%
Short-term investments	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-SAI
6/24

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series II/JADSX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series II/JADSX)	$47	0.95%
Fund Statistics
Fund net assets	$217,019,823
Total number of portfolio holdings	877
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.6%
U.S. Government	24.7%
Corporate bonds	23.8%
Asset backed securities	8.0%
Collateralized mortgage obligations – Commercial and residential	7.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Foreign government obligations	2.5%
Municipal bonds	1.2%
Short-term investments	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-SAII
6/24

John Hancock Variable Insurance Trust
Investment Quality Bond Trust
Series NAV/JAJNX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Investment Quality Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Quality Bond Trust (Series NAV/JAJNX)	$35	0.70%
Fund Statistics
Fund net assets	$217,019,823
Total number of portfolio holdings	877
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.6%
U.S. Government	24.7%
Corporate bonds	23.8%
Asset backed securities	8.0%
Collateralized mortgage obligations – Commercial and residential	7.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Foreign government obligations	2.5%
Municipal bonds	1.2%
Short-term investments	2.7%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INQB-SANAV
6/24

John Hancock Variable Insurance Trust
International Small Company Trust
Series I/JAJCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$54	1.07%
Fund Statistics
Fund net assets	$96,144,161
Total number of portfolio holdings	2,986
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

Sector Composition
Industrials	23.8%
Financials	13.9%
Consumer discretionary	12.2%
Materials	11.6%
Information technology	9.3%
Consumer staples	6.0%
Health care	5.5%
Energy	5.2%
Real estate	4.4%
Communication services	3.7%
Utilities	2.9%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-SAI
6/24

John Hancock Variable Insurance Trust
International Small Company Trust
Series II/JAADX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$64	1.27%
Fund Statistics
Fund net assets	$96,144,161
Total number of portfolio holdings	2,986
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

Sector Composition
Industrials	23.8%
Financials	13.9%
Consumer discretionary	12.2%
Materials	11.6%
Information technology	9.3%
Consumer staples	6.0%
Health care	5.5%
Energy	5.2%
Real estate	4.4%
Communication services	3.7%
Utilities	2.9%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-SAII
6/24

John Hancock Variable Insurance Trust
International Small Company Trust
Series NAV/JAJDX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$51	1.02%
Fund Statistics
Fund net assets	$96,144,161
Total number of portfolio holdings	2,986
Portfolio turnover rate	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Swiss Prime Site AG	0.4%
Baloise Holding AG	0.3%
LEG Immobilien SE	0.3%
GEA Group AG	0.3%
Vistry Group PLC	0.3%
PSP Swiss Property AG	0.3%
Adecco Group AG	0.3%
Georg Fischer AG	0.3%
BPER Banca SpA	0.3%
Helvetia Holding AG	0.3%

Sector Composition
Industrials	23.8%
Financials	13.9%
Consumer discretionary	12.2%
Materials	11.6%
Information technology	9.3%
Consumer staples	6.0%
Health care	5.5%
Energy	5.2%
Real estate	4.4%
Communication services	3.7%
Utilities	2.9%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INSC-SANAV
6/24

John Hancock Variable Insurance Trust
International Equity Index Trust
Series I/JIEQX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$20	0.39%
Fund Statistics
Fund net assets	$933,150,693
Total number of portfolio holdings	2,114
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

Sector Composition
Financials	20.8%
Information technology	13.7%
Industrials	13.5%
Consumer discretionary	10.9%
Health care	9.3%
Consumer staples	7.1%
Materials	6.9%
Energy	5.4%
Communication services	5.1%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-SAI
6/24

John Hancock Variable Insurance Trust
International Equity Index Trust
Series II/JAJEX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$30	0.59%
Fund Statistics
Fund net assets	$933,150,693
Total number of portfolio holdings	2,114
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

Sector Composition
Financials	20.8%
Information technology	13.7%
Industrials	13.5%
Consumer discretionary	10.9%
Health care	9.3%
Consumer staples	7.1%
Materials	6.9%
Energy	5.4%
Communication services	5.1%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-SAII
6/24

John Hancock Variable Insurance Trust
International Equity Index Trust
Series NAV/JVANX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$17	0.34%
Fund Statistics
Fund net assets	$933,150,693
Total number of portfolio holdings	2,114
Portfolio turnover rate	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	2.8%
Novo Nordisk A/S, Class B	1.8%
ASML Holding NV	1.5%
Tencent Holdings, Ltd.	1.2%
Samsung Electronics Company, Ltd.	1.1%
Nestle SA	1.0%
AstraZeneca PLC	0.9%
Shell PLC	0.9%
Toyota Motor Corp.	0.8%
LVMH Moet Hennessy Louis Vuitton SE	0.8%

Sector Composition
Financials	20.8%
Information technology	13.7%
Industrials	13.5%
Consumer discretionary	10.9%
Health care	9.3%
Consumer staples	7.1%
Materials	6.9%
Energy	5.4%
Communication services	5.1%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	2.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
INDE-SANAV
6/24

John Hancock Variable Insurance Trust
High Yield Trust
Series I/JAELX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series I/JAELX)	$43	0.85%
Fund Statistics
Fund net assets	$182,257,769
Total number of portfolio holdings	401
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	84.9%
Asset backed securities	6.5%
Term loans	4.5%
Convertible bonds	0.5%
Preferred securities	0.4%
Common stocks	0.3%
Foreign government obligations	0.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HIYI-SAI
6/24

John Hancock Variable Insurance Trust
High Yield Trust
Series II/JAEOX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series II/JAEOX)	$53	1.05%
Fund Statistics
Fund net assets	$182,257,769
Total number of portfolio holdings	401
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	84.9%
Asset backed securities	6.5%
Term loans	4.5%
Convertible bonds	0.5%
Preferred securities	0.4%
Common stocks	0.3%
Foreign government obligations	0.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HIYI-SAII
6/24

John Hancock Variable Insurance Trust
High Yield Trust
Series NAV/JAEMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the High Yield Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Trust (Series NAV/JAEMX)	$40	0.80%
Fund Statistics
Fund net assets	$182,257,769
Total number of portfolio holdings	401
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	84.9%
Asset backed securities	6.5%
Term loans	4.5%
Convertible bonds	0.5%
Preferred securities	0.4%
Common stocks	0.3%
Foreign government obligations	0.3%
Short-term investments and other	2.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HIYI-SANAV
6/24

John Hancock Variable Insurance Trust
Health Sciences Trust
Series I/JEHSX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$50	0.97%
Fund Statistics
Fund net assets	$261,538,330
Total number of portfolio holdings	177
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	32.4%
Pharmaceuticals	22.5%
Health care providers and services	17.3%
Health care equipment and supplies	16.1%
Life sciences tools and services	11.0%
Insurance	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HEAS-SAI
6/24

John Hancock Variable Insurance Trust
Health Sciences Trust
Series II/JAFKX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$60	1.17%
Fund Statistics
Fund net assets	$261,538,330
Total number of portfolio holdings	177
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	32.4%
Pharmaceuticals	22.5%
Health care providers and services	17.3%
Health care equipment and supplies	16.1%
Life sciences tools and services	11.0%
Insurance	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HEAS-SAII
6/24

John Hancock Variable Insurance Trust
Health Sciences Trust
Series NAV/JAFMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$48	0.92%
Fund Statistics
Fund net assets	$261,538,330
Total number of portfolio holdings	177
Portfolio turnover rate	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	12.2%
UnitedHealth Group, Inc.	6.5%
Intuitive Surgical, Inc.	4.8%
Thermo Fisher Scientific, Inc.	4.5%
Merck & Company, Inc.	4.0%
Elevance Health, Inc.	3.8%
Stryker Corp.	3.6%
Danaher Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.2%
Vertex Pharmaceuticals, Inc.	2.6%

Industry Composition
Biotechnology	32.4%
Pharmaceuticals	22.5%
Health care providers and services	17.3%
Health care equipment and supplies	16.1%
Life sciences tools and services	11.0%
Insurance	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
HEAS-SANAV
6/24

John Hancock Variable Insurance Trust
Global Equity Trust
Series I/JEFGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$48	0.93%
Fund Statistics
Fund net assets	$302,950,356
Total number of portfolio holdings	58
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

Sector Composition
Information technology	19.0%
Financials	15.9%
Industrials	14.8%
Health care	10.2%
Consumer discretionary	9.4%
Consumer staples	8.6%
Communication services	7.8%
Energy	5.1%
Materials	4.5%
Utilities	1.9%
Real estate	1.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-SAI
6/24

John Hancock Variable Insurance Trust
Global Equity Trust
Series II/JAJFX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$59	1.13%
Fund Statistics
Fund net assets	$302,950,356
Total number of portfolio holdings	58
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

Sector Composition
Information technology	19.0%
Financials	15.9%
Industrials	14.8%
Health care	10.2%
Consumer discretionary	9.4%
Consumer staples	8.6%
Communication services	7.8%
Energy	5.1%
Materials	4.5%
Utilities	1.9%
Real estate	1.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-SAII
6/24

John Hancock Variable Insurance Trust
Global Equity Trust
Series NAV/JAJGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$46	0.88%
Fund Statistics
Fund net assets	$302,950,356
Total number of portfolio holdings	58
Portfolio turnover rate	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	4.9%
Sumitomo Mitsui Financial Group, Inc.	4.3%
Samsung Electronics Company, Ltd.	3.4%
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Philip Morris International, Inc.	3.0%
Elevance Health, Inc.	3.0%
ConocoPhillips	2.7%
ING Groep NV	2.5%
Sanofi SA	2.4%

Sector Composition
Information technology	19.0%
Financials	15.9%
Industrials	14.8%
Health care	10.2%
Consumer discretionary	9.4%
Consumer staples	8.6%
Communication services	7.8%
Energy	5.1%
Materials	4.5%
Utilities	1.9%
Real estate	1.2%
Short-term investments and other	1.6%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
GLOE-SANAV
6/24

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series I/JVFLX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$40	0.77%
Fund Statistics
Fund net assets	$808,589,942
Total number of portfolio holdings	56
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

Sector Composition
Financials	21.4%
Health care	16.4%
Information technology	12.5%
Industrials	12.3%
Consumer staples	8.9%
Energy	7.9%
Consumer discretionary	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FULA-SAI
6/24

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series II/JADJX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$51	0.97%
Fund Statistics
Fund net assets	$808,589,942
Total number of portfolio holdings	56
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

Sector Composition
Financials	21.4%
Health care	16.4%
Information technology	12.5%
Industrials	12.3%
Consumer staples	8.9%
Energy	7.9%
Consumer discretionary	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FULA-SAII
6/24

John Hancock Variable Insurance Trust
Fundamental Large Cap Value Trust
Series NAV/JADIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$38	0.72%
Fund Statistics
Fund net assets	$808,589,942
Total number of portfolio holdings	56
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	5.3%
Oracle Corp.	4.9%
Walmart, Inc.	4.0%
Cheniere Energy, Inc.	3.9%
KKR & Company, Inc.	3.9%
Lennar Corp., Class A	3.3%
United Rentals, Inc.	3.3%
Comcast Corp., Class A	3.2%
Parker-Hannifin Corp.	3.2%
Crown Castle, Inc.	3.1%

Sector Composition
Financials	21.4%
Health care	16.4%
Information technology	12.5%
Industrials	12.3%
Consumer staples	8.9%
Energy	7.9%
Consumer discretionary	7.6%
Communication services	6.7%
Real estate	3.1%
Materials	2.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FULA-SANAV
6/24

John Hancock Variable Insurance Trust
Financial Industries Trust
Series I/JEFSX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$48	0.93%
Fund Statistics
Fund net assets	$116,313,349
Total number of portfolio holdings	54
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

Industry Composition
Banks	36.4%
Capital markets	27.0%
Insurance	17.9%
Financial services	9.2%
Consumer finance	6.0%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Industrial REITs	0.1%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-SAI
6/24

John Hancock Variable Insurance Trust
Financial Industries Trust
Series II/JEFCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$59	1.13%
Fund Statistics
Fund net assets	$116,313,349
Total number of portfolio holdings	54
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

Industry Composition
Banks	36.4%
Capital markets	27.0%
Insurance	17.9%
Financial services	9.2%
Consumer finance	6.0%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Industrial REITs	0.1%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-SAII
6/24

John Hancock Variable Insurance Trust
Financial Industries Trust
Series NAV/JAFNX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$46	0.88%
Fund Statistics
Fund net assets	$116,313,349
Total number of portfolio holdings	54
Portfolio turnover rate	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Citigroup, Inc.	4.1%
KKR & Company, Inc.	3.9%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Reinsurance Group of America, Inc.	3.3%
Discover Financial Services	3.1%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
The Goldman Sachs Group, Inc.	3.0%
The Progressive Corp.	2.9%
Nasdaq, Inc.	2.9%

Industry Composition
Banks	36.4%
Capital markets	27.0%
Insurance	17.9%
Financial services	9.2%
Consumer finance	6.0%
Specialized REITs	1.4%
Mortgage real estate investment trusts	0.6%
Industrial REITs	0.1%
Short-term investments and other	1.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FINI-SANAV
6/24

John Hancock Variable Insurance Trust
Equity Income Trust
Series I/JAEGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$38	0.74%
Fund Statistics
Fund net assets	$1,394,917,949
Total number of portfolio holdings	119
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

Sector Composition
Financials	21.5%
Health care	16.5%
Industrials	12.5%
Information technology	10.2%
Energy	9.0%
Consumer staples	8.6%
Utilities	6.0%
Communication services	4.5%
Real estate	4.1%
Consumer discretionary	3.1%
Materials	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-SAI
6/24

John Hancock Variable Insurance Trust
Equity Income Trust
Series II/JAEFX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$49	0.94%
Fund Statistics
Fund net assets	$1,394,917,949
Total number of portfolio holdings	119
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

Sector Composition
Financials	21.5%
Health care	16.5%
Industrials	12.5%
Information technology	10.2%
Energy	9.0%
Consumer staples	8.6%
Utilities	6.0%
Communication services	4.5%
Real estate	4.1%
Consumer discretionary	3.1%
Materials	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-SAII
6/24

John Hancock Variable Insurance Trust
Equity Income Trust
Series NAV/JAEEX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$36	0.69%
Fund Statistics
Fund net assets	$1,394,917,949
Total number of portfolio holdings	119
Portfolio turnover rate	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Company	2.3%
The Southern Company	2.2%
News Corp., Class A	2.2%
Chubb, Ltd.	2.0%
American International Group, Inc.	1.9%
TotalEnergies SE	1.9%
MetLife, Inc.	1.8%
General Electric Company	1.8%

Sector Composition
Financials	21.5%
Health care	16.5%
Industrials	12.5%
Information technology	10.2%
Energy	9.0%
Consumer staples	8.6%
Utilities	6.0%
Communication services	4.5%
Real estate	4.1%
Consumer discretionary	3.1%
Materials	2.9%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EQIN-SANAV
6/24

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series I/JEQAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$40	0.75%
Fund Statistics
Fund net assets	$2,502,837,366
Total number of portfolio holdings	48
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

Sector Composition
Information technology	27.7%
Consumer discretionary	23.7%
Financials	14.9%
Communication services	10.4%
Health care	5.9%
Industrials	5.4%
Energy	4.9%
Real estate	3.4%
Consumer staples	1.5%
Materials	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-SAI
6/24

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series II/JFLGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$50	0.95%
Fund Statistics
Fund net assets	$2,502,837,366
Total number of portfolio holdings	48
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

Sector Composition
Information technology	27.7%
Consumer discretionary	23.7%
Financials	14.9%
Communication services	10.4%
Health care	5.9%
Industrials	5.4%
Energy	4.9%
Real estate	3.4%
Consumer staples	1.5%
Materials	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-SAII
6/24

John Hancock Variable Insurance Trust
Fundamental All Cap Core Trust
Series NAV/JADDX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$37	0.70%
Fund Statistics
Fund net assets	$2,502,837,366
Total number of portfolio holdings	48
Portfolio turnover rate	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	9.0%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	6.5%
Apple, Inc.	4.2%
Lennar Corp., Class A	4.0%
Morgan Stanley	3.9%
KKR & Company, Inc.	3.8%
Cheniere Energy, Inc.	3.5%
Analog Devices, Inc.	3.3%
First Hawaiian, Inc.	3.1%

Sector Composition
Information technology	27.7%
Consumer discretionary	23.7%
Financials	14.9%
Communication services	10.4%
Health care	5.9%
Industrials	5.4%
Energy	4.9%
Real estate	3.4%
Consumer staples	1.5%
Materials	1.0%
Short-term investments and other	1.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FUAC-SANAV
6/24

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series I/JAJBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$54	1.07%
Fund Statistics
Fund net assets	$228,997,231
Total number of portfolio holdings	178
Portfolio turnover rate	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

Sector Composition
Information technology	27.1%
Materials	21.6%
Consumer discretionary	16.2%
Industrials	13.4%
Consumer staples	6.2%
Health care	4.7%
Real estate	2.4%
Communication services	1.6%
Financials	1.6%
Energy	0.2%
Utilities	0.2%
Other assets and liabilities, net	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EMVA-SAI
6/24

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series II/JEMTX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$64	1.27%
Fund Statistics
Fund net assets	$228,997,231
Total number of portfolio holdings	178
Portfolio turnover rate	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

Sector Composition
Information technology	27.1%
Materials	21.6%
Consumer discretionary	16.2%
Industrials	13.4%
Consumer staples	6.2%
Health care	4.7%
Real estate	2.4%
Communication services	1.6%
Financials	1.6%
Energy	0.2%
Utilities	0.2%
Other assets and liabilities, net	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EMVA-SAII
6/24

John Hancock Variable Insurance Trust
Disciplined Value Emerging Markets Equity Trust
Series NAV/JHVTX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust, formerly Emerging Markets Value Trust, (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$52	1.02%
Fund Statistics
Fund net assets	$228,997,231
Total number of portfolio holdings	178
Portfolio turnover rate	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
SK Hynix, Inc.	6.1%
Samsung Electronics Company, Ltd.	4.1%
Midea Group Company, Ltd., Class A	3.2%
BOE Technology Group Company, Ltd., Class A	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	3.0%
Gree Electric Appliances, Inc. of Zhuhai, Class A	2.7%
Beijing New Building Materials PLC, Class A	2.3%
Genius Electronic Optical Company, Ltd.	2.2%
Yageo Corp.	2.1%
Beijing Roborock Technology Company, Ltd., Class A	2.0%

Sector Composition
Information technology	27.1%
Materials	21.6%
Consumer discretionary	16.2%
Industrials	13.4%
Consumer staples	6.2%
Health care	4.7%
Real estate	2.4%
Communication services	1.6%
Financials	1.6%
Energy	0.2%
Utilities	0.2%
Other assets and liabilities, net	4.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
EMVA-SANAV
6/24

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series I/JAJHX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$43	0.83%
Fund Statistics
Fund net assets	$285,645,764
Total number of portfolio holdings	89
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

Sector Composition
Financials	19.2%
Industrials	16.3%
Materials	14.0%
Energy	9.1%
Health care	9.0%
Consumer discretionary	8.9%
Information technology	8.8%
Consumer staples	5.5%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	2.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
DVIT-SAI
6/24

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series II/JAJIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$53	1.03%
Fund Statistics
Fund net assets	$285,645,764
Total number of portfolio holdings	89
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

Sector Composition
Financials	19.2%
Industrials	16.3%
Materials	14.0%
Energy	9.1%
Health care	9.0%
Consumer discretionary	8.9%
Information technology	8.8%
Consumer staples	5.5%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	2.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
DVIT-SAII
6/24

John Hancock Variable Insurance Trust
Disciplined Value International Trust
Series NAV/JAJJX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$40	0.78%
Fund Statistics
Fund net assets	$285,645,764
Total number of portfolio holdings	89
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	3.7%
Novartis AG	3.4%
Kinross Gold Corp.	2.8%
Cenovus Energy, Inc.	2.5%
Beazley PLC	2.3%
Asahi Group Holdings, Ltd.	2.3%
Siemens AG	2.3%
CRH PLC (London Stock Exchange)	2.3%
SSE PLC	2.1%
Sandoz Group AG	1.9%

Sector Composition
Financials	19.2%
Industrials	16.3%
Materials	14.0%
Energy	9.1%
Health care	9.0%
Consumer discretionary	8.9%
Information technology	8.8%
Consumer staples	5.5%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	2.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
DVIT-SANAV
6/24

John Hancock Variable Insurance Trust
Core Bond Trust
Series I/JADKX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series I/JADKX)	$33	0.67%
Fund Statistics
Fund net assets	$789,479,462
Total number of portfolio holdings	1,028
Portfolio turnover rate	128%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.2%
Corporate bonds	24.7%
U.S. Government	21.2%
Collateralized mortgage obligations – U.S. Government Agency	14.5%
Asset backed securities	8.1%
Collateralized mortgage obligations – Commercial and residential	2.0%
Foreign government obligations	0.9%
Municipal bonds	0.3%
Short-term investments	2.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-SAI
6/24

John Hancock Variable Insurance Trust
Core Bond Trust
Series II/JAAEX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series II/JAAEX)	$43	0.87%
Fund Statistics
Fund net assets	$789,479,462
Total number of portfolio holdings	1,028
Portfolio turnover rate	128%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.2%
Corporate bonds	24.7%
U.S. Government	21.2%
Collateralized mortgage obligations – U.S. Government Agency	14.5%
Asset backed securities	8.1%
Collateralized mortgage obligations – Commercial and residential	2.0%
Foreign government obligations	0.9%
Municipal bonds	0.3%
Short-term investments	2.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-SAII
6/24

John Hancock Variable Insurance Trust
Core Bond Trust
Series NAV/JVCNX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Core Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Trust (Series NAV/JVCNX)	$31	0.62%
Fund Statistics
Fund net assets	$789,479,462
Total number of portfolio holdings	1,028
Portfolio turnover rate	128%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	26.2%
Corporate bonds	24.7%
U.S. Government	21.2%
Collateralized mortgage obligations – U.S. Government Agency	14.5%
Asset backed securities	8.1%
Collateralized mortgage obligations – Commercial and residential	2.0%
Foreign government obligations	0.9%
Municipal bonds	0.3%
Short-term investments	2.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CRBT-SANAV
6/24

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series I/JAFPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$46	0.89%
Fund Statistics
Fund net assets	$472,814,650
Total number of portfolio holdings	344
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

Portfolio Composition
Common stocks	63.7%
U.S. Government	10.9%
Corporate bonds	10.7%
Term loans	10.0%
Preferred securities	0.1%
Asset backed securities	0.1%
Short-term investments and other	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAVA-SAI
6/24

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series II/JAFQX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$56	1.09%
Fund Statistics
Fund net assets	$472,814,650
Total number of portfolio holdings	344
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

Portfolio Composition
Common stocks	63.7%
U.S. Government	10.9%
Corporate bonds	10.7%
Term loans	10.0%
Preferred securities	0.1%
Asset backed securities	0.1%
Short-term investments and other	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAVA-SAII
6/24

John Hancock Variable Insurance Trust
Capital Appreciation Value Trust
Series NAV/JAFRX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$43	0.84%
Fund Statistics
Fund net assets	$472,814,650
Total number of portfolio holdings	344
Portfolio turnover rate	40%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	5.5%
U.S. Treasury	3.7%
U.S. Treasury	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	2.7%
UnitedHealth Group, Inc.	2.6%
NVIDIA Corp.	2.6%
Danaher Corp.	2.1%
Intuit, Inc.	2.0%
U.S. Treasury	2.0%

Portfolio Composition
Common stocks	63.7%
U.S. Government	10.9%
Corporate bonds	10.7%
Term loans	10.0%
Preferred securities	0.1%
Asset backed securities	0.1%
Short-term investments and other	4.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAVA-SANAV
6/24

John Hancock Variable Insurance Trust
Capital Appreciation Trust
Series I/JAFHX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series I/JAFHX)	$44	0.80%
Fund Statistics
Fund net assets	$673,762,648
Total number of portfolio holdings	53
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

Sector Composition
Information technology	41.5%
Consumer discretionary	17.9%
Communication services	14.6%
Health care	10.7%
Financials	7.7%
Industrials	3.9%
Consumer staples	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAPA-SAI
6/24

John Hancock Variable Insurance Trust
Capital Appreciation Trust
Series II/JAFJX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series II/JAFJX)	$55	1.00%
Fund Statistics
Fund net assets	$673,762,648
Total number of portfolio holdings	53
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

Sector Composition
Information technology	41.5%
Consumer discretionary	17.9%
Communication services	14.6%
Health care	10.7%
Financials	7.7%
Industrials	3.9%
Consumer staples	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAPA-SAII
6/24

John Hancock Variable Insurance Trust
Capital Appreciation Trust
Series NAV/JAFGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Capital Appreciation Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Trust (Series NAV/JAFGX)	$41	0.75%
Fund Statistics
Fund net assets	$673,762,648
Total number of portfolio holdings	53
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	9.9%
Amazon.com, Inc.	8.0%
Microsoft Corp.	8.0%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Broadcom, Inc.	4.6%
Eli Lilly & Company	4.3%
Netflix, Inc.	3.2%
Visa, Inc., Class A	2.4%
Novo Nordisk A/S, ADR	2.4%

Sector Composition
Information technology	41.5%
Consumer discretionary	17.9%
Communication services	14.6%
Health care	10.7%
Financials	7.7%
Industrials	3.9%
Consumer staples	2.7%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
CAPA-SANAV
6/24

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series I/JADZX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$44	0.79%
Fund Statistics
Fund net assets	$2,040,896,956
Total number of portfolio holdings	80
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

Sector Composition
Information technology	43.9%
Communication services	15.8%
Consumer discretionary	14.1%
Health care	10.4%
Financials	8.1%
Industrials	1.6%
Consumer staples	1.4%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
BLUG-SAI
6/24

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series II/JADYX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$55	0.99%
Fund Statistics
Fund net assets	$2,040,896,956
Total number of portfolio holdings	80
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

Sector Composition
Information technology	43.9%
Communication services	15.8%
Consumer discretionary	14.1%
Health care	10.4%
Financials	8.1%
Industrials	1.6%
Consumer staples	1.4%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
BLUG-SAII
6/24

John Hancock Variable Insurance Trust
Blue Chip Growth Trust
Series NAV/JAEDX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$41	0.74%
Fund Statistics
Fund net assets	$2,040,896,956
Total number of portfolio holdings	80
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.8%
NVIDIA Corp.	12.3%
Amazon.com, Inc.	8.3%
Apple, Inc.	8.1%
Alphabet, Inc., Class C	6.7%
Meta Platforms, Inc., Class A	4.8%
Eli Lilly & Company	3.7%
Visa, Inc., Class A	2.6%
Mastercard, Inc., Class A	2.2%
ServiceNow, Inc.	2.0%

Sector Composition
Information technology	43.9%
Communication services	15.8%
Consumer discretionary	14.1%
Health care	10.4%
Financials	8.1%
Industrials	1.6%
Consumer staples	1.4%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
BLUG-SANAV
6/24

John Hancock Variable Insurance Trust
American International Trust
Series I/JAHLX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series I/JAHLX)	$32	0.63%
Fund Statistics
Fund net assets	$366,943,871
Total number of portfolio holdings	1
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Industrials	17.5%
Information technology	14.1%
Health care	12.9%
Materials	12.1%
Consumer discretionary	11.4%
Financials	10.8%
Energy	6.9%
Communication services	5.1%
Consumer staples	4.2%
Utilities	1.1%
Real estate	0.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMIN-SAI
6/24

John Hancock Variable Insurance Trust
American International Trust
Series II/JAHMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series II/JAHMX)	$39	0.76%
Fund Statistics
Fund net assets	$366,943,871
Total number of portfolio holdings	1
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Industrials	17.5%
Information technology	14.1%
Health care	12.9%
Materials	12.1%
Consumer discretionary	11.4%
Financials	10.8%
Energy	6.9%
Communication services	5.1%
Consumer staples	4.2%
Utilities	1.1%
Real estate	0.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMIN-SAII
6/24

John Hancock Variable Insurance Trust
American International Trust
Series III/JAHPX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American International Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American International Trust (Series III/JAHPX)	$14	0.28%
Fund Statistics
Fund net assets	$366,943,871
Total number of portfolio holdings	1
Portfolio turnover rate	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Industrials	17.5%
Information technology	14.1%
Health care	12.9%
Materials	12.1%
Consumer discretionary	11.4%
Financials	10.8%
Energy	6.9%
Communication services	5.1%
Consumer staples	4.2%
Utilities	1.1%
Real estate	0.7%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMIN-SAIII
6/24

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series I/JAHQX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$33	0.62%
Fund Statistics
Fund net assets	$949,341,415
Total number of portfolio holdings	1
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	26.1%
Industrials	14.1%
Health care	13.5%
Communication services	10.5%
Consumer discretionary	9.7%
Financials	9.7%
Consumer staples	3.5%
Energy	3.0%
Materials	3.0%
Utilities	2.3%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGI-SAI
6/24

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series II/JAHRX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$37	0.70%
Fund Statistics
Fund net assets	$949,341,415
Total number of portfolio holdings	1
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	26.1%
Industrials	14.1%
Health care	13.5%
Communication services	10.5%
Consumer discretionary	9.7%
Financials	9.7%
Consumer staples	3.5%
Energy	3.0%
Materials	3.0%
Utilities	2.3%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGI-SAII
6/24

John Hancock Variable Insurance Trust
American Growth-Income Trust
Series III/JAHUX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$14	0.27%
Fund Statistics
Fund net assets	$949,341,415
Total number of portfolio holdings	1
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	26.1%
Industrials	14.1%
Health care	13.5%
Communication services	10.5%
Consumer discretionary	9.7%
Financials	9.7%
Consumer staples	3.5%
Energy	3.0%
Materials	3.0%
Utilities	2.3%
Real estate	1.8%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGI-SAIII
6/24

John Hancock Variable Insurance Trust
American Growth Trust
Series I/JAHJX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$33	0.62%
Fund Statistics
Fund net assets	$971,518,819
Total number of portfolio holdings	1
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	24.2%
Communication services	19.8%
Health care	15.0%
Consumer discretionary	12.2%
Industrials	10.9%
Financials	7.0%
Energy	3.8%
Consumer staples	2.6%
Materials	1.5%
Utilities	0.8%
Real estate	0.2%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-SAI
6/24

John Hancock Variable Insurance Trust
American Growth Trust
Series II/JAHKX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$36	0.68%
Fund Statistics
Fund net assets	$971,518,819
Total number of portfolio holdings	1
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	24.2%
Communication services	19.8%
Health care	15.0%
Consumer discretionary	12.2%
Industrials	10.9%
Financials	7.0%
Energy	3.8%
Consumer staples	2.6%
Materials	1.5%
Utilities	0.8%
Real estate	0.2%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-SAII
6/24

John Hancock Variable Insurance Trust
American Growth Trust
Series III/JAHGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$15	0.27%
Fund Statistics
Fund net assets	$971,518,819
Total number of portfolio holdings	1
Portfolio turnover rate	3%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	24.2%
Communication services	19.8%
Health care	15.0%
Consumer discretionary	12.2%
Industrials	10.9%
Financials	7.0%
Energy	3.8%
Consumer staples	2.6%
Materials	1.5%
Utilities	0.8%
Real estate	0.2%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGR-SAIII
6/24

John Hancock Variable Insurance Trust
American Global Growth Trust
Series I/JAJQX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$35	0.65%
Fund Statistics
Fund net assets	$205,547,906
Total number of portfolio holdings	1
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	28.5%
Health care	15.4%
Industrials	13.6%
Consumer discretionary	12.7%
Financials	10.8%
Communication services	5.7%
Energy	4.0%
Consumer staples	3.3%
Materials	2.4%
Utilities	0.2%
Real estate	0.1%
Short-term investments and other	3.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-SAI
6/24

John Hancock Variable Insurance Trust
American Global Growth Trust
Series II/JAHWX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$38	0.72%
Fund Statistics
Fund net assets	$205,547,906
Total number of portfolio holdings	1
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	28.5%
Health care	15.4%
Industrials	13.6%
Consumer discretionary	12.7%
Financials	10.8%
Communication services	5.7%
Energy	4.0%
Consumer staples	3.3%
Materials	2.4%
Utilities	0.2%
Real estate	0.1%
Short-term investments and other	3.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-SAII
6/24

John Hancock Variable Insurance Trust
American Global Growth Trust
Series III/JAHVX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$16	0.30%
Fund Statistics
Fund net assets	$205,547,906
Total number of portfolio holdings	1
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Information technology	28.5%
Health care	15.4%
Industrials	13.6%
Consumer discretionary	12.7%
Financials	10.8%
Communication services	5.7%
Energy	4.0%
Consumer staples	3.3%
Materials	2.4%
Utilities	0.2%
Real estate	0.1%
Short-term investments and other	3.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMGL-SAIII
6/24

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series I/JAHZX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$32	0.62%
Fund Statistics
Fund net assets	$1,191,879,012
Total number of portfolio holdings	1
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	68.1%
Corporate bonds	10.7%
Collateralized mortgage obligations	9.1%
U.S. Government and agency obligations	6.3%
Asset backed securities	2.4%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMAS-SAI
6/24

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series II/JAIFX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$37	0.71%
Fund Statistics
Fund net assets	$1,191,879,012
Total number of portfolio holdings	1
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	68.1%
Corporate bonds	10.7%
Collateralized mortgage obligations	9.1%
U.S. Government and agency obligations	6.3%
Asset backed securities	2.4%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMAS-SAII
6/24

John Hancock Variable Insurance Trust
American Asset Allocation Trust
Series III/JAIDX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$14	0.27%
Fund Statistics
Fund net assets	$1,191,879,012
Total number of portfolio holdings	1
Portfolio turnover rate	5%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	68.1%
Corporate bonds	10.7%
Collateralized mortgage obligations	9.1%
U.S. Government and agency obligations	6.3%
Asset backed securities	2.4%
Foreign government obligations	0.2%
Municipal bonds	0.1%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
AMAS-SAIII
6/24

John Hancock Variable Insurance Trust
Active Bond Trust
Series I/JAHFX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series I/JAHFX)	$35	0.70%
Fund Statistics
Fund net assets	$547,959,098
Total number of portfolio holdings	956
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.8%
U.S. Government	18.8%
Asset backed securities	5.3%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.1%
Capital preferred securities	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ACTB-SAI
6/24

John Hancock Variable Insurance Trust
Active Bond Trust
Series II/JAHEX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series II/JAHEX)	$45	0.90%
Fund Statistics
Fund net assets	$547,959,098
Total number of portfolio holdings	956
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.8%
U.S. Government	18.8%
Asset backed securities	5.3%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.1%
Capital preferred securities	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ACTB-SAII
6/24

John Hancock Variable Insurance Trust
Active Bond Trust
Series NAV/JAHDX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Active Bond Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Active Bond Trust (Series NAV/JAHDX)	$32	0.65%
Fund Statistics
Fund net assets	$547,959,098
Total number of portfolio holdings	956
Portfolio turnover rate	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	36.3%
U.S. Government Agency	34.8%
U.S. Government	18.8%
Asset backed securities	5.3%
Collateralized mortgage obligations – Commercial and residential	2.4%
Collateralized mortgage obligations – U.S. Government Agency	1.0%
Municipal bonds	0.1%
Capital preferred securities	0.1%
Short-term investments and other	1.2%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 6-30-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
ACTB-SANAV
6/24

John Hancock Variable Insurance Trust
500 Index Trust
Series I/JFIVX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$16	0.30%
Fund Statistics
Fund net assets	$9,907,607,701
Total number of portfolio holdings	505
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

Sector Composition
Information technology	31.5%
Financials	12.1%
Health care	11.4%
Consumer discretionary	9.7%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.6%
Energy	3.5%
Utilities	2.2%
Materials	2.1%
Real estate	2.1%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FIVE-SAI
6/24

John Hancock Variable Insurance Trust
500 Index Trust
Series II/JAGKX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$27	0.50%
Fund Statistics
Fund net assets	$9,907,607,701
Total number of portfolio holdings	505
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

Sector Composition
Information technology	31.5%
Financials	12.1%
Health care	11.4%
Consumer discretionary	9.7%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.6%
Energy	3.5%
Utilities	2.2%
Materials	2.1%
Real estate	2.1%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FIVE-SAII
6/24

John Hancock Variable Insurance Trust
500 Index Trust
Series NAV/JAGMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$13	0.25%
Fund Statistics
Fund net assets	$9,907,607,701
Total number of portfolio holdings	505
Portfolio turnover rate	1%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	7.0%
NVIDIA Corp.	6.4%
Apple, Inc.	6.4%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc., Class A	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.9%
Berkshire Hathaway, Inc., Class B	1.6%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.5%

Sector Composition
Information technology	31.5%
Financials	12.1%
Health care	11.4%
Consumer discretionary	9.7%
Communication services	9.1%
Industrials	7.9%
Consumer staples	5.6%
Energy	3.5%
Utilities	2.2%
Materials	2.1%
Real estate	2.1%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
FIVE-SANAV
6/24

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series I/JAETX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$48	0.93%
Fund Statistics
Fund net assets	$611,761,363
Total number of portfolio holdings	66
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

Sector Composition
Information technology	23.6%
Consumer discretionary	17.2%
Health care	14.9%
Communication services	14.2%
Industrials	9.3%
Financials	8.1%
Consumer staples	4.0%
Energy	4.0%
Real estate	1.5%
Materials	1.3%
Utilities	1.0%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-SAI
6/24

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series II/JAEUX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$58	1.13%
Fund Statistics
Fund net assets	$611,761,363
Total number of portfolio holdings	66
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

Sector Composition
Information technology	23.6%
Consumer discretionary	17.2%
Health care	14.9%
Communication services	14.2%
Industrials	9.3%
Financials	8.1%
Consumer staples	4.0%
Energy	4.0%
Real estate	1.5%
Materials	1.3%
Utilities	1.0%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-SAII
6/24

John Hancock Variable Insurance Trust
Mid Cap Growth Trust
Series NAV/JAEVX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$45	0.88%
Fund Statistics
Fund net assets	$611,761,363
Total number of portfolio holdings	66
Portfolio turnover rate	80%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pinterest, Inc., Class A	4.1%
DexCom, Inc.	3.1%
Axon Enterprise, Inc.	2.9%
Spotify Technology SA	2.9%
Royal Caribbean Cruises, Ltd.	2.9%
Tradeweb Markets, Inc., Class A	2.8%
Flex, Ltd.	2.8%
Live Nation Entertainment, Inc.	2.6%
DraftKings, Inc., Class A	2.6%
Monolithic Power Systems, Inc.	2.6%

Sector Composition
Information technology	23.6%
Consumer discretionary	17.2%
Health care	14.9%
Communication services	14.2%
Industrials	9.3%
Financials	8.1%
Consumer staples	4.0%
Energy	4.0%
Real estate	1.5%
Materials	1.3%
Utilities	1.0%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIGR-SANAV
6/24

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series I/JECIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$23	0.45%
Fund Statistics
Fund net assets	$1,217,030,004
Total number of portfolio holdings	403
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

Sector Composition
Industrials	21.4%
Financials	15.5%
Consumer discretionary	14.3%
Information technology	9.2%
Health care	9.0%
Real estate	6.9%
Materials	6.3%
Energy	5.8%
Consumer staples	4.5%
Utilities	2.5%
Communication services	1.5%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-SAI
6/24

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series II/JAEZX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$33	0.65%
Fund Statistics
Fund net assets	$1,217,030,004
Total number of portfolio holdings	403
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

Sector Composition
Industrials	21.4%
Financials	15.5%
Consumer discretionary	14.3%
Information technology	9.2%
Health care	9.0%
Real estate	6.9%
Materials	6.3%
Energy	5.8%
Consumer staples	4.5%
Utilities	2.5%
Communication services	1.5%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-SAII
6/24

John Hancock Variable Insurance Trust
Mid Cap Index Trust
Series NAV/JAEYX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$20	0.40%
Fund Statistics
Fund net assets	$1,217,030,004
Total number of portfolio holdings	403
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Pure Storage, Inc., Class A	0.7%
Carlisle Companies, Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%
Manhattan Associates, Inc.	0.5%

Sector Composition
Industrials	21.4%
Financials	15.5%
Consumer discretionary	14.3%
Information technology	9.2%
Health care	9.0%
Real estate	6.9%
Materials	6.3%
Energy	5.8%
Consumer staples	4.5%
Utilities	2.5%
Communication services	1.5%
Short-term investments and other	3.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MIDC-SANAV
6/24

John Hancock Variable Insurance Trust
Mid Value Trust
Series I/JEMUX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$48	0.92%
Fund Statistics
Fund net assets	$624,621,408
Total number of portfolio holdings	113
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

Sector Composition
Industrials	18.6%
Financials	15.4%
Information technology	13.8%
Consumer discretionary	10.2%
Health care	8.6%
Energy	6.3%
Real estate	5.9%
Materials	5.8%
Utilities	5.4%
Consumer staples	4.6%
Communication services	1.9%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVT-SAI
6/24

John Hancock Variable Insurance Trust
Mid Value Trust
Series II/JAGYX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$58	1.12%
Fund Statistics
Fund net assets	$624,621,408
Total number of portfolio holdings	113
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

Sector Composition
Industrials	18.6%
Financials	15.4%
Information technology	13.8%
Consumer discretionary	10.2%
Health care	8.6%
Energy	6.3%
Real estate	5.9%
Materials	5.8%
Utilities	5.4%
Consumer staples	4.6%
Communication services	1.9%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVT-SAII
6/24

John Hancock Variable Insurance Trust
Mid Value Trust
Series NAV/JAGWX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$45	0.87%
Fund Statistics
Fund net assets	$624,621,408
Total number of portfolio holdings	113
Portfolio turnover rate	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Corning, Inc.	2.7%
Western Digital Corp.	2.4%
MKS Instruments, Inc.	2.4%
Select Medical Holdings Corp.	2.3%
Stanley Black & Decker, Inc.	1.7%
Fifth Third Bancorp	1.7%
News Corp., Class A	1.6%
TE Connectivity, Ltd.	1.5%
FirstEnergy Corp.	1.4%
Saia, Inc.	1.3%

Sector Composition
Industrials	18.6%
Financials	15.4%
Information technology	13.8%
Consumer discretionary	10.2%
Health care	8.6%
Energy	6.3%
Real estate	5.9%
Materials	5.8%
Utilities	5.4%
Consumer staples	4.6%
Communication services	1.9%
Short-term investments and other	3.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At dfinview.com/johnhancock?site=funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-344-1029.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
© 2024 John Hancock Distributors, LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, John Hancock Variable Annuities: 800-344-1029, John Hancock Variable Life Insurance: 800-732-5543, johnhancock.com
MVT-SANAV
6/24

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 7.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2024 for the following funds:

John Hancock Variable Insurance Trust

•500 Index Trust

•American Asset Allocation Trust

•American Global Growth Trust

•American Growth Trust

•American Growth - Income Trust

•American International Trust

•Blue Chip Growth Trust

•Capital Appreciation Trust

•Capital Appreciation Value Trust

•Disciplined Value International Trust

•Disciplined Value Emerging Markets Equity Trust (formerly Emerging Markets Value Trust)

•Equity Income Trust

•Financial Industries Trust

•Fundamental All Cap Core Trust

•Fundamental Large Cap Value Trust

•Global Equity Trust

•Health Sciences Trust

•International Equity Index Trust

•International Small Company Trust

•Lifestyle Balanced Portfolio

•Lifestyle Conservative Portfolio

•Lifestyle Growth Portfolio

•Lifestyle Moderate Portfolio

•Mid Cap Growth Trust

•Mid Cap Index Trust

•Mid Value Trust

•Real Estate Securities Trust

•Science and Technology Trust

•Small Cap Index Trust

•Small Cap Opportunities Trust

•Small Cap Stock Trust

•Small Cap Value Trust

•Small Company Value Trust

•Strategic Equity Allocation Trust

•Total Stock Market Index Trust

John Hancock Variable Insurance Trust - Bond Trusts

•Active Bond Trust

•Core Bond Trust

•High Yield Trust

•Investment Quality Bond Trust

•Money Market Trust

•Opportunistic Fixed Income Trust

•Select Bond Trust

•Short Term Government Income Trust

•Strategic Income Opportunities Trust

•Total Bond Market Trust

•Ultra Short Term Bond Trust

John Hancock Variable Insurance Trust - Managed Volatility Portfolios

•Managed Volatility Balanced Portfolio

•Managed Volatility Conservative Portfolio

•Managed Volatility Growth Portfolio

•Managed Volatility Moderate Portfolio

In addition, the June 30, 2024 semiannual annual report for American Funds Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Semiannual Financial Statements & Other N-CSR Items
June 30, 2024

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 9.1%
Diversified telecommunication services – 0.7%
AT&T, Inc.	1,501,923	$28,701,749
Verizon Communications, Inc.	882,862	36,409,229
		65,110,978
Entertainment – 1.2%
Electronic Arts, Inc.	51,664	7,198,345
Live Nation Entertainment, Inc. (A)	30,390	2,848,759
Netflix, Inc. (A)	90,492	61,071,241
Take-Two Interactive Software, Inc. (A)	33,229	5,166,777
The Walt Disney Company	382,774	38,005,630
Warner Brothers Discovery, Inc. (A)	468,020	3,482,069
		117,772,821
Interactive media and services – 6.5%
Alphabet, Inc., Class A	1,233,811	224,738,674
Alphabet, Inc., Class C	1,026,397	188,261,738
Match Group, Inc. (A)	57,048	1,733,118
Meta Platforms, Inc., Class A	460,301	232,092,970
		646,826,500
Media – 0.5%
Charter Communications, Inc., Class A (A)	20,642	6,171,132
Comcast Corp., Class A	820,422	32,127,726
Fox Corp., Class A	49,917	1,715,647
Fox Corp., Class B	28,364	908,215
News Corp., Class A	77,739	2,143,264
News Corp., Class B	24,074	683,461
Omnicom Group, Inc.	42,313	3,795,476
Paramount Global, Class B (B)	101,798	1,057,681
The Interpublic Group of Companies, Inc.	78,829	2,293,136
		50,895,738
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	107,946	19,017,926
		899,623,963
Consumer discretionary – 9.7%
Automobile components – 0.1%
Aptiv PLC (A)	58,075	4,089,642
BorgWarner, Inc.	47,743	1,539,234
		5,628,876
Automobiles – 1.4%
Ford Motor Company	825,999	10,358,027
General Motors Company	242,340	11,259,116
Tesla, Inc. (A)	582,304	115,226,316
		136,843,459
Broadline retail – 3.8%
Amazon.com, Inc. (A)	1,923,471	371,710,771
eBay, Inc.	105,324	5,658,005
Etsy, Inc. (A)	25,524	1,505,406
		378,874,182
Distributors – 0.1%
Genuine Parts Company	29,082	4,022,622
LKQ Corp.	57,961	2,410,598
Pool Corp.	7,981	2,452,801
		8,886,021
Hotels, restaurants and leisure – 1.8%
Airbnb, Inc., Class A (A)	93,429	14,166,639
Booking Holdings, Inc.	7,115	28,186,073
Caesars Entertainment, Inc. (A)	43,225	1,717,762
Carnival Corp. (A)	208,498	3,903,083
Chipotle Mexican Grill, Inc. (A)	288,450	18,071,393
Darden Restaurants, Inc.	24,711	3,739,269
Domino's Pizza, Inc.	7,234	3,735,131
Expedia Group, Inc. (A)	27,593	3,476,442
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Hilton Worldwide Holdings, Inc.	52,779	$11,516,378
Las Vegas Sands Corp.	77,894	3,446,810
Marriott International, Inc., Class A	50,151	12,125,007
McDonald's Corp.	151,213	38,535,121
MGM Resorts International (A)	50,044	2,223,955
Norwegian Cruise Line Holdings, Ltd. (A)	94,115	1,768,421
Royal Caribbean Cruises, Ltd. (A)	49,856	7,948,542
Starbucks Corp.	238,032	18,530,791
Wynn Resorts, Ltd.	19,273	1,724,934
Yum! Brands, Inc.	59,319	7,857,395
		182,673,146
Household durables – 0.3%
D.R. Horton, Inc.	62,456	8,801,924
Garmin, Ltd.	31,837	5,186,884
Lennar Corp., Class A	51,815	7,765,514
Mohawk Industries, Inc. (A)	10,631	1,207,575
NVR, Inc. (A)	643	4,879,444
PulteGroup, Inc.	44,644	4,915,304
		32,756,645
Leisure products – 0.0%
Hasbro, Inc.	26,168	1,530,828
Specialty retail – 1.8%
AutoZone, Inc. (A)	3,616	10,718,186
Bath & Body Works, Inc.	46,024	1,797,237
Best Buy Company, Inc.	40,399	3,405,232
CarMax, Inc. (A)	34,276	2,513,802
Lowe's Companies, Inc.	120,594	26,586,153
O'Reilly Automotive, Inc. (A)	12,465	13,163,788
Ross Stores, Inc.	71,129	10,336,466
The Home Depot, Inc.	207,893	71,565,086
The TJX Companies, Inc.	236,811	26,072,891
Tractor Supply Company	22,804	6,157,080
Ulta Beauty, Inc. (A)	10,181	3,928,542
		176,244,463
Textiles, apparel and luxury goods – 0.4%
Deckers Outdoor Corp. (A)	5,378	5,205,635
Lululemon Athletica, Inc. (A)	24,201	7,228,839
NIKE, Inc., Class B	255,383	19,248,217
Ralph Lauren Corp.	8,648	1,513,919
Tapestry, Inc.	47,507	2,032,825
		35,229,435
		958,667,055
Consumer staples – 5.6%
Beverages – 1.3%
Brown-Forman Corp., Class B	36,859	1,591,940
Constellation Brands, Inc., Class A	34,078	8,767,588
Keurig Dr. Pepper, Inc.	218,497	7,297,800
Molson Coors Beverage Company, Class B	37,938	1,928,389
Monster Beverage Corp. (A)	148,278	7,406,486
PepsiCo, Inc.	288,814	47,634,093
The Coca-Cola Company	812,309	51,703,468
		126,329,764
Consumer staples distribution and retail – 1.8%
Costco Wholesale Corp.	93,200	79,219,068
Dollar General Corp.	46,152	6,102,679
Dollar Tree, Inc. (A)	43,043	4,595,701
Sysco Corp.	103,750	7,406,713
Target Corp.	96,890	14,343,596
The Kroger Company	139,979	6,989,151
Walgreens Boots Alliance, Inc.	154,719	1,871,326

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	896,425	$60,696,937
		181,225,171
Food products – 0.7%
Archer-Daniels-Midland Company	103,113	6,233,181
Bunge Global SA	30,477	3,254,029
Campbell Soup Company	40,598	1,834,624
Conagra Brands, Inc.	98,539	2,800,478
General Mills, Inc.	119,303	7,547,108
Hormel Foods Corp.	58,343	1,778,878
Kellanova	53,996	3,114,489
Lamb Weston Holdings, Inc.	30,263	2,544,513
McCormick & Company, Inc.	54,062	3,835,158
Mondelez International, Inc., Class A	282,913	18,513,827
The Hershey Company	31,565	5,802,594
The J.M. Smucker Company	22,435	2,446,312
The Kraft Heinz Company	167,615	5,400,555
Tyson Foods, Inc., Class A	61,645	3,522,395
		68,628,141
Household products – 1.2%
Church & Dwight Company, Inc.	49,640	5,146,675
Colgate-Palmolive Company	173,121	16,799,662
Kimberly-Clark Corp.	71,005	9,812,891
The Clorox Company	26,539	3,621,777
The Procter & Gamble Company	496,355	81,858,867
		117,239,872
Personal care products – 0.1%
Kenvue, Inc.	399,038	7,254,511
The Estee Lauder Companies, Inc., Class A	49,028	5,216,579
		12,471,090
Tobacco – 0.5%
Altria Group, Inc.	360,606	16,425,603
Philip Morris International, Inc.	326,105	33,044,220
		49,469,823
		555,363,861
Energy – 3.5%
Energy equipment and services – 0.3%
Baker Hughes Company	211,235	7,429,135
Halliburton Company	185,026	6,250,178
Schlumberger, Ltd.	299,662	14,138,053
		27,817,366
Oil, gas and consumable fuels – 3.2%
APA Corp.	77,523	2,282,277
Chevron Corp.	360,626	56,409,119
ConocoPhillips	244,472	27,962,707
Coterra Energy, Inc.	161,099	4,296,510
Devon Energy Corp.	128,819	6,106,021
Diamondback Energy, Inc.	37,798	7,566,782
EOG Resources, Inc.	120,270	15,138,385
EQT Corp.	94,283	3,486,585
Exxon Mobil Corp.	943,308	108,593,617
Hess Corp.	58,291	8,599,088
Kinder Morgan, Inc.	407,700	8,100,999
Marathon Oil Corp.	112,210	3,217,061
Marathon Petroleum Corp.	73,888	12,818,090
Occidental Petroleum Corp.	138,973	8,759,468
ONEOK, Inc.	122,606	9,998,519
Phillips 66	88,070	12,432,842
Targa Resources Corp.	47,383	6,101,983
The Williams Companies, Inc.	255,987	10,879,448
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	68,657	$10,762,671
		323,512,172
		351,329,538
Financials – 12.1%
Banks – 3.1%
Bank of America Corp.	1,429,447	56,849,107
Citigroup, Inc.	399,077	25,325,426
Citizens Financial Group, Inc.	99,705	3,592,371
Fifth Third Bancorp	141,001	5,145,126
Huntington Bancshares, Inc.	310,931	4,098,071
JPMorgan Chase & Co.	603,262	122,015,772
KeyCorp	193,656	2,751,852
M&T Bank Corp.	34,330	5,196,189
Regions Financial Corp.	197,756	3,963,030
The PNC Financial Services Group, Inc.	83,879	13,041,507
Truist Financial Corp.	280,763	10,907,643
U.S. Bancorp	327,467	13,000,440
Wells Fargo & Company	732,026	43,475,024
		309,361,558
Capital markets – 2.8%
Ameriprise Financial, Inc.	21,046	8,990,641
BlackRock, Inc.	29,335	23,096,032
Cboe Global Markets, Inc.	21,783	3,704,417
CME Group, Inc.	75,512	14,845,659
FactSet Research Systems, Inc.	8,198	3,346,997
Franklin Resources, Inc.	63,812	1,426,198
Intercontinental Exchange, Inc.	120,046	16,433,097
Invesco, Ltd.	91,704	1,371,892
KKR & Company, Inc.	139,858	14,718,656
MarketAxess Holdings, Inc.	7,588	1,521,622
Moody's Corp.	33,015	13,897,004
Morgan Stanley	263,241	25,584,393
MSCI, Inc.	16,610	8,001,868
Nasdaq, Inc.	79,530	4,792,478
Northern Trust Corp.	42,787	3,593,252
Raymond James Financial, Inc.	40,042	4,949,592
S&P Global, Inc.	67,520	30,113,920
State Street Corp.	64,676	4,786,024
T. Rowe Price Group, Inc.	46,362	5,346,002
The Bank of New York Mellon Corp.	154,824	9,272,409
The Blackstone Group, Inc.	148,937	18,438,401
The Charles Schwab Corp.	312,515	23,029,230
The Goldman Sachs Group, Inc.	67,773	30,655,083
		271,914,867
Consumer finance – 0.5%
American Express Company	120,018	27,790,168
Capital One Financial Corp.	79,996	11,075,446
Discover Financial Services	52,523	6,870,534
Synchrony Financial	83,854	3,957,070
		49,693,218
Financial services – 3.7%
Berkshire Hathaway, Inc., Class B (A)	380,394	154,744,279
Corpay, Inc. (A)	15,122	4,028,652
Fidelity National Information Services, Inc.	116,989	8,816,291
Fiserv, Inc. (A)	122,782	18,299,429
Global Payments, Inc.	54,734	5,292,778
Jack Henry & Associates, Inc.	15,745	2,613,985
Mastercard, Inc., Class A	172,342	76,030,397
PayPal Holdings, Inc. (A)	219,684	12,748,263
Visa, Inc., Class A	330,626	86,779,406
		369,353,480
Insurance – 2.0%
Aflac, Inc.	110,325	9,853,126

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	139,181	$10,332,797
Aon PLC, Class A	45,451	13,343,505
Arch Capital Group, Ltd. (A)	78,397	7,909,473
Arthur J. Gallagher & Company	46,337	12,015,647
Assurant, Inc.	10,727	1,783,364
Brown & Brown, Inc.	48,417	4,328,964
Chubb, Ltd.	85,519	21,814,187
Cincinnati Financial Corp.	33,625	3,971,113
Everest Group, Ltd.	9,314	3,548,820
Globe Life, Inc.	18,268	1,503,091
Loews Corp.	37,763	2,822,407
Marsh & McLennan Companies, Inc.	103,283	21,763,794
MetLife, Inc.	124,555	8,742,515
Principal Financial Group, Inc.	43,269	3,394,453
Prudential Financial, Inc.	75,815	8,884,760
The Allstate Corp.	55,022	8,784,813
The Hartford Financial Services Group, Inc.	62,279	6,261,531
The Progressive Corp.	122,901	25,527,767
The Travelers Companies, Inc.	47,947	9,749,543
W.R. Berkley Corp.	43,307	3,403,064
Willis Towers Watson PLC	21,567	5,653,573
		195,392,307
		1,195,715,430
Health care – 11.4%
Biotechnology – 1.8%
AbbVie, Inc.	370,674	63,578,004
Amgen, Inc.	112,368	35,109,382
Biogen, Inc. (A)	30,493	7,068,887
Gilead Sciences, Inc.	261,639	17,951,052
Incyte Corp. (A)	38,006	2,303,924
Moderna, Inc. (A)	70,109	8,325,444
Regeneron Pharmaceuticals, Inc. (A)	22,207	23,340,223
Vertex Pharmaceuticals, Inc. (A)	54,124	25,369,001
		183,045,917
Health care equipment and supplies – 2.3%
Abbott Laboratories	364,269	37,851,192
Align Technology, Inc. (A)	14,682	3,544,675
Baxter International, Inc.	108,142	3,617,350
Becton, Dickinson and Company	60,888	14,230,134
Boston Scientific Corp. (A)	307,210	23,658,242
DexCom, Inc. (A)	83,674	9,486,958
Edwards Lifesciences Corp. (A)	127,558	11,782,532
GE HealthCare Technologies, Inc.	88,905	6,927,478
Hologic, Inc. (A)	50,328	3,736,854
IDEXX Laboratories, Inc. (A)	17,471	8,511,871
Insulet Corp. (A)	15,157	3,058,683
Intuitive Surgical, Inc. (A)	74,608	33,189,369
Medtronic PLC	279,244	21,979,295
ResMed, Inc.	30,654	5,867,789
Solventum Corp. (A)	29,003	1,533,679
STERIS PLC	20,587	4,519,670
Stryker Corp.	70,971	24,147,883
Teleflex, Inc.	10,276	2,161,351
The Cooper Companies, Inc.	40,805	3,562,277
Zimmer Biomet Holdings, Inc.	41,689	4,524,507
		227,891,789
Health care providers and services – 2.4%
Cardinal Health, Inc.	50,724	4,987,184
Cencora, Inc.	34,911	7,865,448
Centene Corp. (A)	112,842	7,481,425
CVS Health Corp.	264,338	15,611,802
DaVita, Inc. (A)	11,227	1,555,725
Elevance Health, Inc.	48,750	26,415,675
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HCA Healthcare, Inc.	40,509	$13,014,732
Henry Schein, Inc. (A)	27,440	1,758,904
Humana, Inc.	25,027	9,351,339
Labcorp Holdings, Inc.	18,224	3,708,766
McKesson Corp.	27,080	15,815,803
Molina Healthcare, Inc. (A)	11,914	3,542,032
Quest Diagnostics, Inc.	22,871	3,130,582
The Cigna Group	59,716	19,740,318
UnitedHealth Group, Inc.	193,523	98,553,523
Universal Health Services, Inc., Class B	13,093	2,421,288
		234,954,546
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	62,080	8,047,430
Bio-Rad Laboratories, Inc., Class A (A)	4,320	1,179,835
Bio-Techne Corp.	34,148	2,446,704
Charles River Laboratories International, Inc. (A)	10,951	2,262,258
Danaher Corp.	138,090	34,501,787
IQVIA Holdings, Inc. (A)	38,481	8,136,423
Mettler-Toledo International, Inc. (A)	4,498	6,286,360
Revvity, Inc.	25,446	2,668,268
Thermo Fisher Scientific, Inc.	80,136	44,315,208
Waters Corp. (A)	12,589	3,652,321
West Pharmaceutical Services, Inc.	15,620	5,145,072
		118,641,666
Pharmaceuticals – 3.7%
Bristol-Myers Squibb Company	428,064	17,777,498
Catalent, Inc. (A)	39,346	2,212,426
Eli Lilly & Company	167,807	151,929,102
Johnson & Johnson	506,502	74,030,332
Merck & Company, Inc.	532,091	65,872,866
Pfizer, Inc.	1,186,028	33,185,063
Viatris, Inc.	244,448	2,598,482
Zoetis, Inc.	96,505	16,730,107
		364,335,876
		1,128,869,794
Industrials – 7.9%
Aerospace and defense – 1.8%
Axon Enterprise, Inc. (A)	14,968	4,404,184
General Dynamics Corp.	47,541	13,793,546
General Electric Company	230,293	36,609,678
Howmet Aerospace, Inc.	81,497	6,326,612
Huntington Ingalls Industries, Inc.	8,053	1,983,695
L3Harris Technologies, Inc.	39,951	8,972,196
Lockheed Martin Corp.	45,177	21,102,177
Northrop Grumman Corp.	29,115	12,692,684
RTX Corp.	278,862	27,994,956
Textron, Inc.	40,372	3,466,340
The Boeing Company (A)	120,563	21,943,672
TransDigm Group, Inc.	11,863	15,156,287
		174,446,027
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	23,622	2,081,571
Expeditors International of Washington, Inc.	30,470	3,802,351
FedEx Corp.	47,442	14,225,009
United Parcel Service, Inc., Class B	154,357	21,123,755
		41,232,686
Building products – 0.5%
A.O. Smith Corp.	25,900	2,118,102
Allegion PLC	17,708	2,092,200
Builders FirstSource, Inc. (A)	26,054	3,606,134
Carrier Global Corp.	176,417	11,128,384

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Johnson Controls International PLC	139,331	$9,261,332
Masco Corp.	45,463	3,031,018
Trane Technologies PLC	47,211	15,529,114
		46,766,284
Commercial services and supplies – 0.6%
Cintas Corp.	18,158	12,715,321
Copart, Inc. (A)	183,486	9,937,602
Republic Services, Inc.	42,889	8,335,048
Rollins, Inc.	59,060	2,881,537
Veralto Corp.	45,500	4,343,885
Waste Management, Inc.	76,775	16,379,179
		54,592,572
Construction and engineering – 0.1%
Quanta Services, Inc.	31,113	7,905,502
Electrical equipment – 0.7%
AMETEK, Inc.	48,455	8,077,933
Eaton Corp. PLC	83,831	26,285,210
Emerson Electric Company	119,684	13,184,389
GE Vernova, Inc. (A)	57,133	9,798,881
Generac Holdings, Inc. (A)	12,868	1,701,407
Hubbell, Inc.	11,189	4,089,356
Rockwell Automation, Inc.	24,127	6,641,681
		69,778,857
Ground transportation – 0.9%
CSX Corp.	406,874	13,609,935
JB Hunt Transport Services, Inc.	16,742	2,678,720
Norfolk Southern Corp.	47,581	10,215,165
Old Dominion Freight Line, Inc.	37,718	6,660,999
Uber Technologies, Inc. (A)	438,982	31,905,212
Union Pacific Corp.	128,055	28,973,724
		94,043,755
Industrial conglomerates – 0.4%
3M Company	116,013	11,855,368
Honeywell International, Inc.	136,799	29,212,058
		41,067,426
Machinery – 1.6%
Caterpillar, Inc.	102,651	34,193,048
Cummins, Inc.	28,388	7,861,489
Deere & Company	54,625	20,409,539
Dover Corp.	28,100	5,070,645
Fortive Corp.	73,073	5,414,709
IDEX Corp.	15,651	3,148,981
Illinois Tool Works, Inc.	57,365	13,593,210
Ingersoll Rand, Inc.	84,938	7,715,768
Nordson Corp.	11,585	2,687,025
Otis Worldwide Corp.	85,763	8,255,546
PACCAR, Inc.	110,078	11,331,429
Parker-Hannifin Corp.	26,965	13,639,167
Pentair PLC	34,561	2,649,792
Snap-on, Inc.	11,356	2,968,345
Stanley Black & Decker, Inc.	31,464	2,513,659
Wabtec Corp.	37,945	5,997,207
Xylem, Inc.	50,953	6,910,755
		154,360,314
Passenger airlines – 0.1%
American Airlines Group, Inc. (A)	144,014	1,631,679
Delta Air Lines, Inc.	132,778	6,298,988
Southwest Airlines Company	128,158	3,666,600
United Airlines Holdings, Inc. (A)	67,626	3,290,681
		14,887,948
Professional services – 0.6%
Automatic Data Processing, Inc.	86,298	20,598,470
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Broadridge Financial Solutions, Inc.	24,920	$4,909,240
Dayforce, Inc. (A)	31,752	1,574,899
Equifax, Inc.	25,896	6,278,744
Jacobs Solutions, Inc.	26,934	3,762,949
Leidos Holdings, Inc.	28,364	4,137,740
Paychex, Inc.	67,471	7,999,362
Paycom Software, Inc.	9,799	1,401,649
Verisk Analytics, Inc.	29,368	7,916,144
		58,579,197
Trading companies and distributors – 0.2%
Fastenal Company	120,060	7,544,570
United Rentals, Inc.	13,803	8,926,814
W.W. Grainger, Inc.	9,284	8,376,396
		24,847,780
		782,508,348
Information technology – 31.5%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	52,969	18,564,575
Cisco Systems, Inc.	854,424	40,593,684
F5, Inc. (A)	12,007	2,067,966
Juniper Networks, Inc.	70,014	2,552,710
Motorola Solutions, Inc.	34,886	13,467,740
		77,246,675
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	254,681	17,157,859
CDW Corp.	28,406	6,358,399
Corning, Inc.	163,784	6,363,008
Jabil, Inc.	24,585	2,674,602
Keysight Technologies, Inc. (A)	36,597	5,004,640
TE Connectivity, Ltd.	65,111	9,794,648
Teledyne Technologies, Inc. (A)	10,038	3,894,543
Trimble, Inc. (A)	52,802	2,952,688
Zebra Technologies Corp., Class A (A)	10,441	3,225,538
		57,425,925
IT services – 1.0%
Accenture PLC, Class A	131,742	39,971,840
Akamai Technologies, Inc. (A)	30,888	2,782,391
Cognizant Technology Solutions Corp., Class A	105,641	7,183,588
EPAM Systems, Inc. (A)	11,855	2,230,044
Gartner, Inc. (A)	16,479	7,400,060
GoDaddy, Inc., Class A (A)	29,505	4,122,144
IBM Corp.	192,525	33,297,199
VeriSign, Inc. (A)	18,144	3,226,003
		100,213,269
Semiconductors and semiconductor equipment – 11.7%
Advanced Micro Devices, Inc. (A)	339,306	55,038,826
Analog Devices, Inc.	104,594	23,874,626
Applied Materials, Inc.	174,844	41,261,436
Broadcom, Inc.	91,505	146,914,023
Enphase Energy, Inc. (A)	28,135	2,805,341
First Solar, Inc. (A)	22,764	5,132,371
Intel Corp.	889,745	27,555,403
KLA Corp.	28,215	23,263,550
Lam Research Corp.	27,489	29,271,662
Microchip Technology, Inc.	113,684	10,402,086
Micron Technology, Inc.	232,569	30,589,801
Monolithic Power Systems, Inc.	10,072	8,275,961
NVIDIA Corp.	5,166,761	638,301,654
NXP Semiconductors NV	54,135	14,567,187
ON Semiconductor Corp. (A)	90,555	6,207,545
Qorvo, Inc. (A)	19,929	2,312,561
Qualcomm, Inc.	234,785	46,764,476

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Skyworks Solutions, Inc.	32,934	$3,510,106
Teradyne, Inc.	33,519	4,970,533
Texas Instruments, Inc.	190,623	37,081,892
		1,158,101,040
Software – 10.6%
Adobe, Inc. (A)	94,063	52,255,759
ANSYS, Inc. (A)	18,391	5,912,707
Autodesk, Inc. (A)	44,916	11,114,464
Cadence Design Systems, Inc. (A)	57,132	17,582,373
Crowdstrike Holdings, Inc., Class A (A)	48,418	18,553,293
Fair Isaac Corp. (A)	5,259	7,828,863
Fortinet, Inc. (A)	134,532	8,108,244
Gen Digital, Inc.	119,359	2,981,588
Intuit, Inc.	58,845	38,673,522
Microsoft Corp.	1,560,787	697,593,753
Oracle Corp.	335,105	47,316,826
Palo Alto Networks, Inc. (A)	67,826	22,993,692
PTC, Inc. (A)	25,535	4,638,943
Roper Technologies, Inc.	22,396	12,623,729
Salesforce, Inc.	203,393	52,292,340
ServiceNow, Inc. (A)	43,044	33,861,423
Synopsys, Inc. (A)	31,922	18,995,505
Tyler Technologies, Inc. (A)	8,986	4,517,981
		1,057,845,005
Technology hardware, storage and peripherals – 6.8%
Apple, Inc.	3,027,425	637,636,254
Hewlett Packard Enterprise Company	276,954	5,863,116
HP, Inc.	183,648	6,431,353
NetApp, Inc.	43,319	5,579,487
Seagate Technology Holdings PLC	40,232	4,154,759
Super Micro Computer, Inc. (A)	10,575	8,664,626
Western Digital Corp. (A)	68,228	5,169,636
		673,499,231
		3,124,331,145
Materials – 2.1%
Chemicals – 1.4%
Air Products & Chemicals, Inc.	46,605	12,026,420
Albemarle Corp.	25,390	2,425,253
Celanese Corp.	20,658	2,786,558
CF Industries Holdings, Inc.	39,411	2,921,143
Corteva, Inc.	147,039	7,931,284
Dow, Inc.	146,860	7,790,923
DuPont de Nemours, Inc.	89,589	7,211,019
Eastman Chemical Company	24,757	2,425,443
Ecolab, Inc.	53,101	12,638,038
FMC Corp.	25,392	1,461,310
International Flavors & Fragrances, Inc.	54,559	5,194,562
Linde PLC	100,989	44,314,983
LyondellBasell Industries NV, Class A	53,969	5,162,675
PPG Industries, Inc.	49,272	6,202,852
The Mosaic Company	71,229	2,058,518
The Sherwin-Williams Company	48,429	14,452,666
		137,003,647
Construction materials – 0.1%
Martin Marietta Materials, Inc.	13,084	7,088,911
Vulcan Materials Company	27,905	6,939,415
		14,028,326
Containers and packaging – 0.2%
Amcor PLC	302,948	2,962,831
Avery Dennison Corp.	17,229	3,767,121
Ball Corp.	62,924	3,776,698
International Paper Company	70,224	3,030,166
Packaging Corp. of America	18,795	3,431,215
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Westrock Company	55,147	$2,771,688
		19,739,719
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	301,706	14,662,912
Newmont Corp.	242,400	10,149,288
Nucor Corp.	49,977	7,900,364
Steel Dynamics, Inc.	30,094	3,897,173
		36,609,737
		207,381,429
Real estate – 2.1%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	33,486	3,916,857
Healthpeak Properties, Inc.	149,164	2,923,614
Ventas, Inc.	85,724	4,394,212
Welltower, Inc.	125,748	13,109,229
		24,343,912
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	152,870	2,748,603
Industrial REITs – 0.2%
Prologis, Inc.	194,097	21,799,034
Office REITs – 0.0%
Boston Properties, Inc.	29,576	1,820,699
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	62,854	5,600,920
CoStar Group, Inc. (A)	85,811	6,362,028
		11,962,948
Residential REITs – 0.3%
AvalonBay Communities, Inc.	29,344	6,070,980
Camden Property Trust	23,219	2,533,425
Equity Residential	71,650	4,968,211
Essex Property Trust, Inc.	13,881	3,778,408
Invitation Homes, Inc.	118,866	4,266,101
Mid-America Apartment Communities, Inc.	24,239	3,456,724
UDR, Inc.	65,730	2,704,790
		27,778,639
Retail REITs – 0.3%
Federal Realty Investment Trust	14,679	1,482,139
Kimco Realty Corp.	136,279	2,651,989
Realty Income Corp.	182,493	9,639,280
Regency Centers Corp.	33,451	2,080,652
Simon Property Group, Inc.	68,578	10,410,140
		26,264,200
Specialized REITs – 0.9%
American Tower Corp.	97,917	19,033,106
Crown Castle, Inc.	91,188	8,909,068
Digital Realty Trust, Inc.	68,139	10,360,535
Equinix, Inc.	20,089	15,199,337
Extra Space Storage, Inc.	44,495	6,914,968
Iron Mountain, Inc.	62,270	5,580,637
Public Storage	33,227	9,557,747
SBA Communications Corp.	22,683	4,452,673
VICI Properties, Inc.	217,429	6,227,167
Weyerhaeuser Company	154,513	4,386,624
		90,621,862
		207,339,897
Utilities – 2.2%
Electric utilities – 1.4%
Alliant Energy Corp.	55,250	2,812,225
American Electric Power Company, Inc.	110,110	9,661,051
Constellation Energy Corp.	65,752	13,168,153
Duke Energy Corp.	161,336	16,170,707

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Edison International	80,489	$5,779,915
Entergy Corp.	44,993	4,814,251
Evergy, Inc.	49,811	2,638,489
Eversource Energy	72,426	4,107,278
Exelon Corp.	208,811	7,226,949
FirstEnergy Corp.	106,922	4,091,905
NextEra Energy, Inc.	430,692	30,497,301
NRG Energy, Inc.	43,772	3,408,088
PG&E Corp.	448,540	7,831,508
Pinnacle West Capital Corp.	22,789	1,740,624
PPL Corp.	157,541	4,356,009
The Southern Company	231,973	17,994,146
Xcel Energy, Inc.	116,163	6,204,266
		142,502,865
Gas utilities – 0.0%
Atmos Energy Corp.	32,243	3,761,146
Independent power and renewable electricity producers – 0.1%
The AES Corp.	151,278	2,657,954
Vistra Corp.	69,990	6,017,740
		8,675,694
Multi-utilities – 0.6%
Ameren Corp.	56,393	4,010,106
CenterPoint Energy, Inc.	135,148	4,186,885
CMS Energy Corp.	62,658	3,730,031
Consolidated Edison, Inc.	72,524	6,485,096
Dominion Energy, Inc.	175,464	8,597,736
DTE Energy Company	43,818	4,864,236
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	94,780	$2,730,612
Public Service Enterprise Group, Inc.	104,426	7,696,196
Sempra	131,422	9,995,957
WEC Energy Group, Inc.	66,452	5,213,824
		57,510,679
Water utilities – 0.1%
American Water Works Company, Inc.	41,050	5,302,018
		217,752,402
TOTAL COMMON STOCKS (Cost $3,307,471,531)		$9,628,882,862
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 5.2940% (C)(D)	27,438,405	274,296,243
TOTAL SHORT-TERM INVESTMENTS (Cost $274,356,794)		$274,296,243
Total Investments (500 Index Trust) (Cost $3,581,828,325) – 100.0%		$9,903,179,105
Other assets and liabilities, net – 0.0%		4,428,596
TOTAL NET ASSETS – 100.0%		$9,907,607,701
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,057,225.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,063	Long	Sep 2024	$292,652,418	$293,467,725	$815,307
						$815,307

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	47,886,668	$1,191,899,175
TOTAL INVESTMENT COMPANIES (Cost $1,085,474,572)		$1,191,899,175
Total Investments (American Asset Allocation Trust) (Cost $1,085,474,572) - 100.0%		$1,191,899,175
Other assets and liabilities, net - (0.0%)		(20,163)
TOTAL NET ASSETS - 100.0%		$1,191,879,012
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,497,853	$205,564,715
TOTAL INVESTMENT COMPANIES (Cost $172,503,985)		$205,564,715
Total Investments (American Global Growth Trust) (Cost $172,503,985) - 100.0%		$205,564,715
Other assets and liabilities, net - (0.0%)		(16,809)
TOTAL NET ASSETS - 100.0%		$205,547,906

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,624,471	$971,546,700
TOTAL INVESTMENT COMPANIES (Cost $735,640,918)		$971,546,700
Total Investments (American Growth Trust) (Cost $735,640,918) - 100.0%		$971,546,700
Other assets and liabilities, net - (0.0%)		(27,881)
TOTAL NET ASSETS - 100.0%		$971,518,819
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	14,721,216	$949,371,210
TOTAL INVESTMENT COMPANIES (Cost $724,563,500)		$949,371,210
Total Investments (American Growth-Income Trust) (Cost $724,563,500) - 100.0%		$949,371,210
Other assets and liabilities, net - (0.0%)		(29,795)
TOTAL NET ASSETS - 100.0%		$949,341,415
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1 (A)	19,581,894	$366,964,693
TOTAL INVESTMENT COMPANIES (Cost $372,928,194)		$366,964,693
Total Investments (American International Trust) (Cost $372,928,194) - 100.0%		$366,964,693
Other assets and liabilities, net - (0.0%)		(20,822)
TOTAL NET ASSETS - 100.0%		$366,943,871
Security Abbreviations and Legend
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 15.8%
Entertainment – 2.0%
Netflix, Inc. (A)	52,403	$35,365,737
Sea, Ltd., ADR (A)	72,985	5,212,589
		40,578,326
Interactive media and services – 12.9%
Alphabet, Inc., Class A	157,638	28,713,762
Alphabet, Inc., Class C	743,334	136,342,322
Meta Platforms, Inc., Class A	195,444	98,546,774
		263,602,858
Wireless telecommunication services – 0.9%
T-Mobile US, Inc.	102,969	18,141,078
		322,322,262
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 13.9%
Automobiles – 1.4%
Tesla, Inc. (A)	142,108	$28,120,331
Broadline retail – 8.2%
Amazon.com, Inc. (A)	871,407	168,399,403
Hotels, restaurants and leisure – 2.1%
Booking Holdings, Inc.	4,309	17,070,104
Chipotle Mexican Grill, Inc. (A)	338,350	21,197,628
DoorDash, Inc., Class A (A)	45,610	4,961,456
		43,229,188
Specialty retail – 1.9%
Carvana Company (A)	149,786	19,280,454
Ross Stores, Inc.	68,097	9,895,856
The TJX Companies, Inc.	78,822	8,678,302
		37,854,612
Textiles, apparel and luxury goods – 0.3%
Lululemon Athletica, Inc. (A)	12,176	3,636,971
NIKE, Inc., Class B	40,226	3,031,834
		6,668,805
		284,272,339
Consumer staples – 1.4%
Consumer staples distribution and retail – 0.5%
Dollar General Corp.	77,682	10,271,891
Food products – 0.2%
Mondelez International, Inc., Class A	60,895	3,984,969
Household products – 0.7%
Colgate-Palmolive Company	84,506	8,200,462
The Procter & Gamble Company	37,978	6,263,332
		14,463,794
		28,720,654
Energy – 0.3%
Energy equipment and services – 0.3%
Schlumberger, Ltd.	121,003	5,708,922
Financials – 8.1%
Capital markets – 1.6%
Morgan Stanley	83,315	8,097,385
MSCI, Inc.	3,475	1,674,081
S&P Global, Inc.	18,166	8,102,036
The Charles Schwab Corp.	92,496	6,816,030
The Goldman Sachs Group, Inc.	17,301	7,825,588
		32,515,120
Financial services – 5.1%
Adyen NV (A)(B)	2,917	3,464,450
Fiserv, Inc. (A)	27,548	4,105,754
Mastercard, Inc., Class A	100,023	44,126,147
Visa, Inc., Class A	203,451	53,399,784
		105,096,135
Insurance – 1.4%
Chubb, Ltd.	74,221	18,932,293
Marsh & McLennan Companies, Inc.	42,871	9,033,777
		27,966,070
		165,577,325
Health care – 10.4%
Health care equipment and supplies – 2.0%
Intuitive Surgical, Inc. (A)	70,003	31,140,835
Stryker Corp.	30,679	10,438,530
		41,579,365
Health care providers and services – 2.7%
Elevance Health, Inc.	14,294	7,745,347
Humana, Inc.	21,603	8,071,961

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	75,992	$38,699,686
		54,516,994
Life sciences tools and services – 1.5%
Danaher Corp.	59,663	14,906,801
Thermo Fisher Scientific, Inc.	27,241	15,064,273
		29,971,074
Pharmaceuticals – 4.2%
AstraZeneca PLC, ADR	58,166	4,536,366
Eli Lilly & Company	82,545	74,734,592
Zoetis, Inc.	43,118	7,474,936
		86,745,894
		212,813,327
Industrials – 1.6%
Aerospace and defense – 0.9%
General Electric Company	83,604	13,290,528
TransDigm Group, Inc.	4,389	5,607,430
		18,897,958
Commercial services and supplies – 0.3%
Cintas Corp.	5,468	3,829,022
Veralto Corp.	16,486	1,573,918
		5,402,940
Electrical equipment – 0.1%
GE Vernova, Inc. (A)	17,681	3,032,468
Ground transportation – 0.3%
Old Dominion Freight Line, Inc.	31,322	5,531,465
		32,864,831
Information technology – 43.9%
Electronic equipment, instruments and components – 0.4%
TE Connectivity, Ltd.	52,711	7,929,316
IT services – 0.9%
MongoDB, Inc. (A)	23,950	5,986,542
Shopify, Inc., Class A (A)	158,437	10,464,764
Snowflake, Inc., Class A (A)	20,042	2,707,474
		19,158,780
Semiconductors and semiconductor equipment – 16.0%
Advanced Micro Devices, Inc. (A)	78,181	12,681,740
ASML Holding NV, NYRS	24,747	25,309,499
Broadcom, Inc.	4,943	7,936,135
Lam Research Corp.	4,629	4,929,191
Monolithic Power Systems, Inc.	15,501	12,736,862
NVIDIA Corp.	2,026,318	250,331,326
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	52,640	9,149,358
Texas Instruments, Inc.	16,826	3,273,162
		326,347,273
Software – 18.5%
Atlassian Corp., Class A (A)	25,674	4,541,217
BILL Holdings, Inc. (A)	45,423	2,390,158
Confluent, Inc., Class A (A)	89,031	2,629,085
Crowdstrike Holdings, Inc., Class A (A)	14,029	5,375,773
Datadog, Inc., Class A (A)	27,042	3,507,077
Fortinet, Inc. (A)	22,298	1,343,900
Intuit, Inc.	29,325	19,272,683
Microsoft Corp.	586,461	262,118,741
Roper Technologies, Inc.	22,716	12,804,101
ServiceNow, Inc. (A)	52,137	41,014,614
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Synopsys, Inc. (A)	38,791	$23,082,972
		378,080,321
Technology hardware, storage and peripherals – 8.1%
Apple, Inc.	781,574	164,615,116
		896,130,806
Materials – 0.8%
Chemicals – 0.8%
Linde PLC	18,885	8,286,927
The Sherwin-Williams Company	25,117	7,495,666
		15,782,593
Utilities – 0.7%
Electric utilities – 0.7%
Constellation Energy Corp.	70,734	14,165,898
TOTAL COMMON STOCKS (Cost $1,098,194,947)		$1,978,358,957
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
12.000%, (9.000% Cash or 12.000% PIK), 12/01/2028 (B)	$851,115	915,226
13.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (B)	1,282,718	1,404,147
14.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (B)	1,524,393	1,714,459
		4,033,832
TOTAL CORPORATE BONDS (Cost $4,069,570)		$4,033,832
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (C)	501,950	501,950
T. Rowe Price Government Reserve Fund, 5.3534% (C)	13,184,903	13,184,903
TOTAL SHORT-TERM INVESTMENTS (Cost $13,686,853)		$13,686,853
Total Investments (Blue Chip Growth Trust) (Cost $1,115,951,370) – 97.8%		$1,996,079,642
Other assets and liabilities, net – 2.2%		44,817,314
TOTAL NET ASSETS – 100.0%		$2,040,896,956
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Communication services – 14.6%
Entertainment – 4.5%
Netflix, Inc. (A)	31,960	$21,569,165
The Walt Disney Company	86,098	8,548,670
		30,117,835
Interactive media and services – 8.9%
Alphabet, Inc., Class A	73,812	13,444,856
Alphabet, Inc., Class C	73,022	13,393,695
Meta Platforms, Inc., Class A	65,842	33,198,853
		60,037,404
Media – 1.2%
The Trade Desk, Inc., Class A (A)	81,342	7,944,673
		98,099,912
Consumer discretionary – 17.9%
Automobiles – 1.8%
Tesla, Inc. (A)	63,242	12,514,327
Broadline retail – 9.5%
Amazon.com, Inc. (A)	280,912	54,286,248
MercadoLibre, Inc. (A)	6,065	9,967,221
		64,253,469
Hotels, restaurants and leisure – 3.4%
Airbnb, Inc., Class A (A)	67,228	10,193,782
Chipotle Mexican Grill, Inc. (A)	84,850	5,315,853
Hilton Worldwide Holdings, Inc.	15,806	3,448,869
Marriott International, Inc., Class A	15,246	3,686,025
		22,644,529
Specialty retail – 2.7%
O'Reilly Automotive, Inc. (A)	6,753	7,131,573
The Home Depot, Inc.	13,344	4,593,539
The TJX Companies, Inc.	58,398	6,429,620
		18,154,732
Textiles, apparel and luxury goods – 0.5%
LVMH Moet Hennessy Louis Vuitton SE	4,444	3,412,062
		120,979,119
Consumer staples – 2.7%
Consumer staples distribution and retail – 2.0%
Costco Wholesale Corp.	15,415	13,102,596
Personal care products – 0.7%
L'Oreal SA	10,966	4,826,856
		17,929,452
Financials – 7.7%
Banks – 0.4%
NU Holdings, Ltd., Class A (A)	207,828	2,678,903
Capital markets – 1.9%
Moody's Corp.	15,908	6,696,154
The Goldman Sachs Group, Inc.	13,764	6,225,732
		12,921,886
Financial services – 4.7%
Mastercard, Inc., Class A	35,034	15,455,599
Visa, Inc., Class A	61,100	16,036,917
		31,492,516
Insurance – 0.7%
The Progressive Corp.	21,869	4,542,410
		51,635,715
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 10.7%
Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc. (A)	22,265	$10,436,051
Health care equipment and supplies – 1.4%
Intuitive Surgical, Inc. (A)	20,645	9,183,928
Pharmaceuticals – 7.8%
AstraZeneca PLC, ADR	94,414	7,363,348
Eli Lilly & Company	32,321	29,262,787
Novo Nordisk A/S, ADR	112,202	16,015,713
		52,641,848
		72,261,827
Industrials – 3.9%
Aerospace and defense – 1.7%
General Electric Company	27,984	4,448,616
The Boeing Company (A)	37,318	6,792,249
		11,240,865
Electrical equipment – 0.9%
Eaton Corp. PLC	20,581	6,453,173
Ground transportation – 1.3%
Uber Technologies, Inc. (A)	118,244	8,593,974
		26,288,012
Information technology – 41.5%
Electronic equipment, instruments and components – 0.5%
Keysight Technologies, Inc. (A)	25,728	3,518,304
IT services – 1.1%
MongoDB, Inc. (A)	14,703	3,675,162
Snowflake, Inc., Class A (A)	25,771	3,481,404
		7,156,566
Semiconductors and semiconductor equipment – 19.2%
Advanced Micro Devices, Inc. (A)	87,590	14,207,974
Analog Devices, Inc.	29,511	6,736,181
ASML Holding NV, NYRS	10,191	10,422,641
Broadcom, Inc.	19,411	31,164,943
NVIDIA Corp.	542,410	67,009,331
		129,541,070
Software – 15.5%
Adobe, Inc. (A)	11,504	6,390,932
Cadence Design Systems, Inc. (A)	32,236	9,920,629
Crowdstrike Holdings, Inc., Class A (A)	19,544	7,489,065
Datadog, Inc., Class A (A)	44,054	5,713,363
HubSpot, Inc. (A)	5,627	3,318,748
Microsoft Corp.	120,018	53,642,045
Palo Alto Networks, Inc. (A)	10,481	3,553,164
Salesforce, Inc.	14,987	3,853,158
ServiceNow, Inc. (A)	13,624	10,717,592
		104,598,696
Technology hardware, storage and peripherals – 5.2%
Apple, Inc.	166,733	35,117,304
		279,931,940
TOTAL COMMON STOCKS (Cost $411,307,536)		$667,125,977
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (B)	5,239,294	5,239,294
TOTAL SHORT-TERM INVESTMENTS (Cost $5,239,294)		$5,239,294
Total Investments (Capital Appreciation Trust) (Cost $416,546,830) – 99.8%		$672,365,271
Other assets and liabilities, net – 0.2%		1,397,377
TOTAL NET ASSETS – 100.0%		$673,762,648

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-24.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 63.7%
Communication services – 3.8%
Interactive media and services – 3.8%
Alphabet, Inc., Class A	69,885	$12,729,553
Meta Platforms, Inc., Class A (A)	10,725	5,407,760
		18,137,313
Consumer discretionary – 4.2%
Broadline retail – 2.7%
Amazon.com, Inc. (B)	65,974	12,749,476
Hotels, restaurants and leisure – 1.5%
Hilton Worldwide Holdings, Inc.	10,727	2,340,631
McDonald's Corp.	5,400	1,376,136
Yum! Brands, Inc. (A)	23,900	3,165,794
		6,882,561
		19,632,037
Energy – 2.4%
Oil, gas and consumable fuels – 2.4%
Canadian Natural Resources, Ltd.	228,454	8,132,962
Chesapeake Energy Corp.	36,900	3,032,811
		11,165,773
Financials – 4.8%
Capital markets – 1.9%
CME Group, Inc.	2,777	545,958
Intercontinental Exchange, Inc.	42,097	5,762,658
KKR & Company, Inc.	23,277	2,449,671
		8,758,287
Financial services – 1.8%
Mastercard, Inc., Class A	10,587	4,670,561
Visa, Inc., Class A (A)	15,388	4,038,888
		8,709,449
Insurance – 1.1%
Arthur J. Gallagher & Company	3,300	855,723
Marsh & McLennan Companies, Inc. (A)	20,157	4,247,483
		5,103,206
		22,570,942
Health care – 14.0%
Biotechnology – 1.9%
AbbVie, Inc.	23,120	3,965,542
Argenx SE, ADR (B)	3,600	1,548,144
Biogen, Inc. (B)	14,681	3,403,349
		8,917,035
Health care equipment and supplies – 2.6%
Becton, Dickinson and Company (A)	38,673	9,038,267
GE HealthCare Technologies, Inc.	39,914	3,110,099
		12,148,366
Health care providers and services – 3.2%
Humana, Inc.	4,500	1,681,425
McKesson Corp.	1,939	1,132,454
UnitedHealth Group, Inc.	24,082	12,263,999
		15,077,878
Life sciences tools and services – 5.4%
Avantor, Inc. (B)	142,220	3,015,064
Danaher Corp.	39,621	9,899,307
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Revvity, Inc.	88,491	$9,279,166
Thermo Fisher Scientific, Inc.	6,544	3,618,832
		25,812,369
Pharmaceuticals – 0.9%
Eli Lilly & Company	4,900	4,436,362
		66,392,010
Industrials – 7.6%
Aerospace and defense – 1.4%
Northrop Grumman Corp.	2,100	915,495
RTX Corp.	41,500	4,166,185
The Boeing Company (B)	9,446	1,719,266
		6,800,946
Commercial services and supplies – 3.5%
Republic Services, Inc.	4,471	868,894
Veralto Corp.	65,756	6,277,725
Waste Connections, Inc.	53,721	9,420,515
		16,567,134
Electrical equipment – 0.3%
AMETEK, Inc.	7,362	1,227,319
Machinery – 2.4%
Fortive Corp.	115,634	8,568,479
Ingersoll Rand, Inc.	32,884	2,987,183
		11,555,662
		36,151,061
Information technology – 19.8%
Electronic equipment, instruments and components – 1.0%
Teledyne Technologies, Inc. (B)	11,779	4,570,016
Semiconductors and semiconductor equipment – 3.8%
Advanced Micro Devices, Inc. (B)	9,800	1,589,658
Broadcom, Inc.	2,720	4,367,042
NVIDIA Corp.	98,400	12,156,336
		18,113,036
Software – 13.2%
Aurora Innovation, Inc. (B)(C)	856,764	2,373,236
Autodesk, Inc. (B)	6,700	1,657,915
Intuit, Inc.	14,567	9,573,578
Microsoft Corp. (A)	57,750	25,811,362
PTC, Inc. (B)	41,262	7,496,068
Roper Technologies, Inc.	15,187	8,560,304
Salesforce, Inc.	27,346	7,030,657
		62,503,120
Technology hardware, storage and peripherals – 1.8%
Apple, Inc. (A)	39,453	8,309,591
		93,495,763
Materials – 1.9%
Chemicals – 1.2%
Linde PLC (A)	13,251	5,814,671
Construction materials – 0.7%
Martin Marietta Materials, Inc.	5,800	3,142,440
		8,957,111
Utilities – 5.2%
Electric utilities – 1.0%
Exelon Corp. (A)	137,406	4,755,622
Multi-utilities – 3.7%
Ameren Corp.	67,834	4,823,676
CenterPoint Energy, Inc.	196,030	6,073,009
CMS Energy Corp.	15,583	927,656
DTE Energy Company	31,654	3,513,911
NiSource, Inc.	65,233	1,879,363

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	585	$45,899
		17,263,514
Water utilities – 0.5%
Essential Utilities, Inc.	65,205	2,434,103
		24,453,239
TOTAL COMMON STOCKS (Cost $246,339,452)		$300,955,249
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
Electric utilities – 0.0%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month CME Term SOFR + 3.394%)	5,323	125,410
Multi-utilities – 0.1%
CMS Energy Corp., 5.875%	14,351	346,146
CMS Energy Corp., 5.875%	6,395	154,823
		500,969
		626,379
TOTAL PREFERRED SECURITIES (Cost $651,725)		$626,379
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 10.9%
U.S. Government – 10.9%
U.S. Treasury Notes
3.875%, 08/15/2033	$8,358,300	8,040,946
4.000%, 02/15/2034	17,186,000	16,681,161
4.375%, 05/15/2034	9,505,300	9,508,270
4.500%, 11/15/2033	17,201,000	17,359,572
		51,589,949
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $51,460,097)		$51,589,949
CORPORATE BONDS - 10.7%
Communication services - 0.9%
CCO Holdings LLC
5.000%, 02/01/2028 (D)	2,008,000	1,877,262
5.125%, 05/01/2027 (D)	2,016,000	1,935,654
5.500%, 05/01/2026 (D)	163,000	161,082
Lamar Media Corp.
3.625%, 01/15/2031	50,000	43,976
3.750%, 02/15/2028	100,000	93,526
4.875%, 01/15/2029	50,000	48,047
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (D)	35,000	34,855
		4,194,402
Consumer discretionary - 2.8%
Cedar Fair LP
5.250%, 07/15/2029	659,000	631,300
5.375%, 04/15/2027	676,000	669,965
6.500%, 10/01/2028	560,000	560,678
Clarios Global LP
6.250%, 05/15/2026 (D)	222,000	221,779
6.750%, 05/15/2025 (D)	147,000	146,955
8.500%, 05/15/2027 (D)	650,000	653,667
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	697,000	603,171
3.750%, 05/01/2029 (D)	605,000	554,761
4.000%, 05/01/2031 (D)	847,000	758,155
4.875%, 01/15/2030	549,000	526,916
5.375%, 05/01/2025 (D)	193,000	192,354
5.750%, 05/01/2028 (D)	624,000	620,897
5.875%, 04/01/2029 (D)	312,000	312,423
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	$104,000	$102,182
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,270,000	1,238,116
Life Time, Inc. 5.750%, 01/15/2026 (D)	365,000	363,392
Marriott International, Inc. 3.125%, 06/15/2026	34,000	32,623
Service Corp. International
3.375%, 08/15/2030	100,000	87,030
4.625%, 12/15/2027	44,000	42,571
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	1,061,000	1,050,258
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	249,000	249,783
Vail Resorts, Inc. 6.500%, 05/15/2032 (D)	257,000	260,073
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	292,122
4.625%, 01/31/2032	902,000	829,553
4.750%, 01/15/2030 (D)	402,000	382,889
5.350%, 11/01/2043	579,000	549,759
5.375%, 04/01/2032	540,000	519,089
6.875%, 11/15/2037	414,000	451,325
		12,903,786
Financials - 3.2%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	75,000	70,225
5.875%, 11/01/2029 (D)	75,000	70,181
6.750%, 10/15/2027 to 04/15/2028 (D)	1,944,000	1,936,685
7.000%, 01/15/2031 (D)	906,000	915,263
AmWINS Group, Inc.
4.875%, 06/30/2029 (D)	114,000	106,050
6.375%, 02/15/2029 (D)	25,000	25,068
AssuredPartners, Inc. 7.500%, 02/15/2032 (D)	133,000	133,502
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (D)	516,000	481,471
HUB International, Ltd.
5.625%, 12/01/2029 (D)	165,000	156,041
7.250%, 06/15/2030 (D)	4,024,000	4,125,127
7.375%, 01/31/2032 (D)	2,542,000	2,577,796
Intercontinental Exchange, Inc.
3.625%, 09/01/2028 (D)	50,000	47,132
4.000%, 09/15/2027	59,000	57,046
MSCI, Inc.
3.250%, 08/15/2033 (D)	468,000	386,630
3.625%, 09/01/2030 to 11/01/2031 (D)	1,217,000	1,080,758
3.875%, 02/15/2031 (D)	712,000	641,290
4.000%, 11/15/2029 (D)	625,000	583,960
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (D)	628,000	635,181
Ryan Specialty LLC 4.375%, 02/01/2030 (D)	135,000	125,032
USI, Inc. 7.500%, 01/15/2032 (D)	1,079,000	1,095,880
		15,250,318
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (D)	700,000	636,554
4.625%, 07/15/2028 (D)	780,000	742,247
Becton, Dickinson and Company 3.700%, 06/06/2027	168,000	161,633

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Biogen, Inc.
3.150%, 05/01/2050	$739,000	$476,080
5.200%, 09/15/2045	198,000	180,415
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (D)	413,000	376,862
4.000%, 03/15/2031 (D)	342,000	305,030
4.250%, 05/01/2028 (D)	322,000	303,970
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	122,000	123,604
Heartland Dental LLC 10.500%, 04/30/2028 (D)	431,000	457,489
Hologic, Inc. 3.250%, 02/15/2029 (D)	93,000	83,431
IQVIA, Inc.
5.000%, 05/15/2027 (D)	436,000	425,407
5.700%, 05/15/2028	577,000	582,585
6.500%, 05/15/2030 (D)	200,000	203,008
Medline Borrower LP 6.250%, 04/01/2029 (D)	260,000	262,943
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (D)	200,000	190,083
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (D)	182,000	183,845
Teleflex, Inc.
4.250%, 06/01/2028 (D)	50,000	47,118
4.625%, 11/15/2027	331,000	319,635
		6,061,939
Industrials - 1.7%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (D)	386,000	363,496
4.000%, 07/01/2029 (D)	188,000	176,035
5.950%, 08/04/2033	138,000	142,336
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	607,847	591,987
GFL Environmental, Inc.
4.000%, 08/01/2028 (D)	229,000	212,835
4.375%, 08/15/2029 (D)	43,000	39,627
4.750%, 06/15/2029 (D)	490,000	462,444
6.750%, 01/15/2031 (D)	136,000	138,745
Howmet Aerospace, Inc.
3.000%, 01/15/2029	296,000	268,798
5.900%, 02/01/2027	210,000	212,549
Korn Ferry 4.625%, 12/15/2027 (D)	250,000	238,053
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	524,427	525,473
Sensata Technologies BV
4.000%, 04/15/2029 (D)	200,000	183,620
5.000%, 10/01/2025 (D)	325,000	327,670
5.875%, 09/01/2030 (D)	200,000	195,859
Sensata Technologies, Inc.
3.750%, 02/15/2031 (D)	100,000	87,160
4.375%, 02/15/2030 (D)	50,000	45,920
6.625%, 07/15/2032 (D)	200,000	201,431
TransDigm, Inc.
5.500%, 11/15/2027	610,000	598,983
6.375%, 03/01/2029 (D)	1,314,000	1,320,627
6.625%, 03/01/2032 (D)	1,031,000	1,041,371
7.125%, 12/01/2031 (D)	622,000	640,894
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	9,120	9,016
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	$87,088	$85,052
		8,109,981
Information technology - 0.2%
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	102,000	94,735
4.875%, 07/01/2029 (D)	80,000	74,245
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	21,640
Gartner, Inc.
3.625%, 06/15/2029 (D)	227,000	207,880
3.750%, 10/01/2030 (D)	50,000	44,842
4.500%, 07/01/2028 (D)	185,000	178,298
PTC, Inc. 4.000%, 02/15/2028 (D)	200,000	188,245
UKG, Inc. 6.875%, 02/01/2031 (D)	263,000	266,295
		1,076,180
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	495,000	497,659
Real estate - 0.5%
American Tower Corp. 1.500%, 01/31/2028	48,000	42,083
SBA Communications Corp.
3.125%, 02/01/2029	881,000	785,453
3.875%, 02/15/2027	720,000	686,180
VICI Properties LP
3.750%, 02/15/2027 (D)	100,000	94,979
4.125%, 08/15/2030 (D)	120,000	109,136
5.750%, 02/01/2027 (D)	117,000	117,003
5.750%, 04/01/2034	287,000	284,311
		2,119,145
TOTAL CORPORATE BONDS (Cost $50,016,780)		$50,213,410
TERM LOANS (E) – 10.0%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month CME Term SOFR + 1.750%) 7.052%, 02/01/2027	405,107	404,524
Consumer discretionary – 0.7%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 7.095%, 11/08/2030	1,274,600	1,275,479
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.179%, 12/15/2027	1,962,240	1,960,121
		3,235,600
Financials – 4.2%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%) 8.830%, 11/06/2030	2,316,723	2,321,681
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%) 7.708%, 02/19/2028	579,872	579,107
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 8.844%, 02/14/2031	1,714,028	1,717,473

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Financials (continued)
Broadstreet Partners, Inc., 2024 Term Loan B4 (3 month CME Term SOFR + 3.250%) 8.595%, 06/14/2031		$1,818,065	1,812,156
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.575%, 06/20/2030		6,255,460	6,266,407
Ryan Specialty LLC, Term Loan (1 month CME Term SOFR + 2.750%) 8.094%, 09/01/2027		540,246	542,407
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%) 8.585%, 05/06/2031		1,166,510	1,167,548
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 10.085%, 05/06/2032		1,599,536	1,628,200
USI, Inc., 2024 Term Loan (2029) (3 month CME Term SOFR + 2.750%) 8.095%, 11/22/2029		1,484,753	1,483,833
USI, Inc., 2024 Term Loan (2030) (3 month CME Term SOFR + 2.750%) 8.085%, 09/27/2030		2,314,235	2,313,263
			19,832,075
Health care – 1.2%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.208%, 12/23/2027		741,031	724,825
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.833%, 12/23/2027		411,675	401,588
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 11.094%, 12/23/2027		38,996	39,175
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.594%, 02/15/2029		1,841,806	1,833,758
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 7.444%, 11/08/2027		56,828	57,041
Heartland Dental LLC, 2024 Term Loan (1 month CME Term SOFR + 4.500%) 9.844%, 04/28/2028		991,749	992,988
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 9.194%, 04/21/2027		150,590	148,991
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.944%, 04/21/2027		1,449,834	1,435,698
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.094%, 10/23/2028		259,376	259,724
			5,893,788
Industrials – 1.1%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.958%, 10/21/2028		2,411,514	2,421,690
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 7.896%, 10/21/2028	EUR	603,316	646,736
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 9.075%, 10/20/2027		$869,000	888,648
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 7.194%, 11/16/2026		396,958	396,390
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E)(continued)
Industrials (continued)
Trans Union LLC, 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 7.344%, 12/01/2028	$53,852	53,823
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 8.085%, 08/24/2028	68,828	68,928
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 8.085%, 03/22/2030	652,797	653,842
		5,130,057
Information technology – 2.5%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.500%) 8.835%, 02/24/2031	4,203,967	4,232,385
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%) 10.585%, 02/23/2032	556,009	574,079
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.845%, 04/30/2031	897,000	895,879
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.944%, 10/09/2029	1,274,105	1,278,883
Epicor Software Corp., 2020 Term Loan TBD 07/30/2027 (F)	24,894	24,984
Epicor Software Corp., 2024 Term Loan (3 month CME Term SOFR + 3.250%) 8.594%, 05/23/2031	681,508	683,968
Informatica LLC, 2024 Term Loan B TBD 10/27/2028 (F)	50,786	50,897
Quartz Acquireco LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.085%, 06/28/2030	242,112	242,112
Severin Acquisition LLC, 2018 Term Loan B (3 month CME Term SOFR + 3.000%) 8.330%, 08/01/2027	189,203	189,676
Storable, Inc., Term Loan B (1 month CME Term SOFR + 3.500%) 8.844%, 04/17/2028	923,535	923,701
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.250%) 8.576%, 02/10/2031	2,987,245	2,996,954
		12,093,518
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%) 7.350%, 01/25/2031	773,998	774,485
TOTAL TERM LOANS (Cost $47,245,312)		$47,364,047
ASSET BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	326,180	$312,069
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	206,400	188,038
TOTAL ASSET BACKED SECURITIES (Cost $529,772)		$500,107
SHORT-TERM INVESTMENTS – 4.3%
Short-term funds – 3.9%
John Hancock Collateral Trust, 5.2940% (G)(H)	28,359	283,504
T. Rowe Price Government Reserve Fund, 5.3534% (G)	18,395,721	18,395,721
		18,679,225

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 6-28-24 at 1.600% to be repurchased at $1,902,254 on 7-1-24, collateralized by $1,922,200 U.S. Treasury Notes, 4.875% due 4-30-26 (valued at $1,940,114)	$1,902,000	$1,902,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,581,221)		$20,581,225
Total Investments (Capital Appreciation Value Trust) (Cost $416,824,359) – 99.8%		$471,830,366
Other assets and liabilities, net – 0.2%		984,284
TOTAL NET ASSETS – 100.0%		$472,814,650
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
Capital Appreciation Value Trust (continued)
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-24.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 6-30-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	37	3,700	$44,659	$(66,651)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	37	3,700	37,259	(54,337)
JPM	AbbVie, Inc.	USD	165.00	Jan 2025	24	2,400	17,214	(35,246)
JPM	AbbVie, Inc.	USD	170.00	Jan 2025	24	2,400	13,150	(28,193)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	46	4,600	30,912	(42,383)
WFB	Alphabet, Inc., Class A	USD	180.00	Jan 2025	27	2,700	31,683	(50,589)
JPM	Apple, Inc.	USD	200.00	Jan 2025	30	3,000	35,160	(71,005)
JPM	Apple, Inc.	USD	215.00	Jan 2025	30	3,000	17,910	(44,235)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	13	1,300	11,726	(26,908)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	13	1,300	13,351	(26,908)
JPM	CME Group, Inc.	USD	230.00	Jan 2025	12	1,200	5,886	(2,332)
JPM	CME Group, Inc.	USD	240.00	Jan 2025	12	1,200	2,158	(1,152)
UBS	Danaher Corp.	USD	300.00	Jan 2025	18	1,800	19,086	(7,761)
UBS	GE HealthCare Technologies, Inc.	USD	85.00	Jan 2025	7	700	3,458	(2,916)
UBS	GE HealthCare Technologies, Inc.	USD	90.00	Jan 2025	7	700	2,235	(1,863)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	8	800	6,582	(13,639)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	5	500	4,509	(8,524)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	8	800	4,272	(9,775)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	5	500	2,957	(6,110)
BOA	Ingersoll Rand, Inc.	USD	100.00	Dec 2024	20	2,000	10,148	(7,875)
BOA	Ingersoll Rand, Inc.	USD	105.00	Dec 2024	20	2,000	6,792	(5,200)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	21	2,100	13,040	(37,029)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	16	1,600	11,918	(28,213)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	21	2,100	9,264	(29,136)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	16	1,600	8,573	(22,199)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	13	1,300	7,540	(10,006)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	14	1,400	7,868	(10,776)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	14	1,400	5,726	(7,565)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	14	1,400	5,530	(7,565)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	15	1,500	6,569	(8,105)
BOA	Intercontinental Exchange, Inc.	USD	155.00	Jan 2025	15	1,500	2,597	(3,598)
CITI	KKR & Company, Inc.	USD	115.00	Jan 2025	20	2,000	15,106	(13,417)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2025	20	2,000	11,671	(10,166)
CITI	KKR & Company, Inc.	USD	120.00	Jan 2026	7	700	9,225	(9,657)
CITI	KKR & Company, Inc.	USD	125.00	Jan 2026	7	700	7,861	(8,443)
CITI	KKR & Company, Inc.	USD	130.00	Jan 2026	7	700	6,942	(7,361)
WFB	Linde PLC	USD	440.00	Jan 2025	4	400	7,360	(11,677)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Linde PLC	USD	440.00	Jan 2025	4	400	$7,391	$(11,677)
WFB	Linde PLC	USD	450.00	Jan 2025	4	400	5,929	(9,486)
WFB	Linde PLC	USD	450.00	Jan 2025	4	400	5,956	(9,486)
WFB	Linde PLC	USD	460.00	Jan 2025	5	500	10,307	(9,468)
WFB	Linde PLC	USD	460.00	Jan 2025	6	600	15,653	(11,362)
WFB	Linde PLC	USD	460.00	Jan 2025	5	500	7,600	(9,468)
WFB	Linde PLC	USD	460.00	Jan 2025	7	700	11,074	(13,256)
WFB	Linde PLC	USD	470.00	Jan 2025	7	700	8,554	(10,427)
WFB	Linde PLC	USD	480.00	Jan 2025	5	500	7,126	(5,781)
WFB	Linde PLC	USD	480.00	Jan 2025	6	600	10,975	(6,937)
WFB	Linde PLC	USD	480.00	Jan 2025	7	700	6,433	(8,094)
WFB	Linde PLC	USD	485.00	Jan 2025	5	500	3,829	(5,072)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Jul 2024	12	1,200	9,507	(5,112)
GSI	Marsh & McLennan Companies, Inc.	USD	220.00	Jul 2024	12	1,200	4,847	(895)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	24	2,400	19,272	(29,203)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	24	2,400	20,808	(29,203)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	7	700	16,849	(9,824)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	7	700	14,189	(7,676)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	7	700	11,774	(5,920)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	9	900	12,528	(648)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	9	900	10,638	(648)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	9	900	10,638	(500)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	9	900	8,973	(500)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	9	900	8,973	(387)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	9	900	7,623	(387)
GSI	McKesson Corp.	USD	600.00	Jan 2025	8	800	23,816	(30,525)
GSI	McKesson Corp.	USD	620.00	Jan 2025	8	800	16,896	(23,190)
GSI	McKesson Corp.	USD	640.00	Jan 2025	1	100	2,920	(2,150)
GSI	McKesson Corp.	USD	680.00	Jan 2025	2	200	3,214	(2,207)
BARC	Northrop Grumman Corp.	USD	490.00	Jan 2025	21	2,100	48,489	(20,414)
WFB	Republic Services, Inc.	USD	170.00	Jul 2024	5	500	2,500	(12,198)
WFB	Republic Services, Inc.	USD	175.00	Jul 2024	5	500	1,603	(9,718)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	3	300	7,190	(7,720)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	2	200	4,987	(5,147)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	5	500	14,340	(12,866)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	3	300	5,190	(5,126)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	2	200	3,618	(3,418)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	5	500	10,047	(8,544)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	2	200	4,560	(3,418)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	3	300	7,014	(5,126)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	2	200	2,548	(2,200)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	3	300	3,963	(3,300)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	2	200	1,603	(1,402)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	3	300	2,517	(2,103)
GSI	RTX Corp.	USD	115.00	Jan 2025	20	2,000	6,536	(3,095)
GSI	RTX Corp.	USD	120.00	Jan 2025	20	2,000	3,922	(1,730)
JPM	Thermo Fisher Scientific, Inc.	USD	650.00	Jan 2025	8	800	28,917	(7,988)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	18	1,800	76,668	(25,500)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	20	2,000	63,697	(20,260)
UBS	Veralto Corp.	USD	110.00	Jan 2025	14	1,400	6,649	(3,450)
UBS	Veralto Corp.	USD	115.00	Jan 2025	14	1,400	4,725	(2,219)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	12	1,200	13,344	(3,974)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	11	1,100	10,582	(2,855)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	11	1,100	9,042	(2,228)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	7	700	2,694	(7,214)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	3	300	1,182	(3,092)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	7	700	1,579	(5,365)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	3	300	776	(2,299)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	4,148	(3,263)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	3	300	1,711	(1,398)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	4	400	2,141	(1,864)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	9	900	5,441	(4,195)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	15,440	(7,630)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	21	2,100	9,439	(6,163)
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	15	1,500	$7,838	$(4,402)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	6	600	3,252	(1,761)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,704	(2,054)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	3	300	1,105	(880)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	4	400	1,361	(1,174)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,959	(2,935)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	10,490	(4,579)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	32	3,200	18,250	(5,635)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	21	2,100	6,594	(3,698)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	15	1,500	5,502	(2,642)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	6	600	2,292	(1,057)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,652	(1,233)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	3	300	668	(528)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	4	400	806	(704)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	2,432	(1,761)
							$1,219,896	$(1,251,529)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value Emerging Markets Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 93.0%
Brazil - 8.0%
Atacadao SA (A)	625,200	$1,008,802
Braskem SA, Class A, ADR (A)	74,539	480,759
BRF SA (A)	701,200	2,843,635
Cielo SA	520,600	524,316
Eletromidia SA	13,356	42,480
Itau Unibanco Holding SA, ADR	92,773	541,794
Lojas Renner SA	371,700	829,827
Magazine Luiza SA (A)	415,510	895,672
Marfrig Global Foods SA (A)	279,700	618,431
Minerva SA	354,100	423,139
Rede D'Or Sao Luiz SA (B)	346,700	1,686,954
Sendas Distribuidora SA (A)	981,800	1,816,034
Suzano SA	287,800	2,935,096
TIM SA	79,900	226,975
TIM SA, ADR	16,116	230,781
Vale SA, ADR	284,333	3,176,000
		18,280,695
Chile - 0.0%
Cementos BIO BIO SA	16,447	11,360
China - 36.5%
Anhui Conch Cement Company, Ltd., H Shares	359,500	855,143
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baoshan Iron & Steel Company, Ltd., Class A	2,420,939	$2,213,127
Beijing New Building Materials PLC, Class A	1,287,000	5,247,939
Beijing Roborock Technology Company, Ltd., Class A	83,758	4,516,299
BOE Technology Group Company, Ltd., Class A	12,744,994	7,166,882
Central China Management Company, Ltd. (C)	113,732	1,442
Chervon Holdings, Ltd.	152,900	356,655
China Dili Group (A)(C)	190,600	11,276
China Huiyuan Juice Group, Ltd. (A)(C)	212,500	0
China Renaissance Holdings, Ltd. (A)(B)(C)	12,000	5,027
China Taifeng Beddings Holdings, Ltd. (A)(C)	204,000	0
China Zhongwang Holdings, Ltd. (A)(C)	196,800	0
COSCO SHIPPING Holdings Company, Ltd., Class A	785,130	1,674,357
CT Environmental Group, Ltd. (A)(C)	164,000	0

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CTS International Logistics Corp., Ltd., Class A	1,872,450	$1,485,068
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,133,000	6,112,851
Guangdong Tapai Group Company, Ltd., Class A	1,080,400	1,086,585
Guizhou Tyre Company, Ltd., Class A	647,000	450,274
Hang Zhou Great Star Industrial Company, Ltd., Class A	898,621	3,049,315
Hengyi Petrochemical Company, Ltd., Class A	1,850,200	1,805,616
Hongda Xingye Company, Ltd., Class A (A)(C)	28,900	2,307
Huafon Chemical Company, Ltd., Class A	2,392,500	2,358,256
Huaxin Cement Company, Ltd., Class A	672,600	1,272,322
Hubei Xingfa Chemicals Group Company, Ltd., Class A	1,448,520	3,796,320
JD.com, Inc., ADR	134,374	3,472,224
JD.com, Inc., Class A	236,600	3,072,788
Kuaishou Technology (A)(B)	119,900	703,796
LB Group Company, Ltd., Class A	405,900	1,036,326
Longfor Group Holdings, Ltd. (B)	1,563,500	2,136,011
Midea Group Company, Ltd., Class A	839,610	7,443,768
Qunxing Paper Holdings Company, Ltd. (A)(C)	634,371	0
Redco Properties Group, Ltd. (A)(B)(C)	96,000	10,628
Satellite Chemical Company, Ltd., Class A	1,496,480	3,698,548
Shandong Bohui Paper Industrial Company, Ltd., Class A	1,587,600	1,042,897
Shandong Pharmaceutical Glass Company, Ltd., Class A	583,100	2,032,229
Shandong Sun Paper Industry JSC, Ltd., Class A	1,454,942	2,793,176
Suofeiya Home Collection Company, Ltd., Class A	659,600	1,390,977
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	1,882,100	1,298,096
Tenwow International Holdings, Ltd. (A)(C)	121,000	0
Triangle Tyre Company, Ltd., Class A	322,800	675,288
Vipshop Holdings, Ltd., ADR	101,664	1,323,665
Weichai Power Company, Ltd., Class A	1,834,606	4,099,035
Weichai Power Company, Ltd., H Shares	321,000	611,140
Will Semiconductor Company, Ltd., Class A	84,509	1,153,708
Xiamen Xiangyu Company, Ltd., Class A	1,758,344	1,644,617
Xinfengming Group Company, Ltd., Class A	202,895	435,086
Xinjiang Zhongtai Chemical Company, Ltd., Class A (A)	8,100	4,229
Zhejiang Glass Company, Ltd., H Shares (A)(C)	162,000	0
		83,545,293
Greece - 1.2%
Hellenic Telecommunications Organization SA	46,167	663,593
Star Bulk Carriers Corp.	81,738	1,992,772
		2,656,365
Hong Kong - 4.0%
Anxin-China Holdings, Ltd. (A)(C)	1,648,000	0
Bosideng International Holdings, Ltd.	2,102,000	1,308,308
CECEP COSTIN New Materials Group, Ltd. (A)(C)	348,000	0
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Fiber Optic Network System Group, Ltd. (A)(C)	150,800	$0
China Longevity Group Company, Ltd. (A)(C)	93,000	4,895
China Lumena New Materials Corp. (A)(C)	50,900	0
China Resources Land, Ltd.	701,000	2,387,840
Glorious Property Holdings, Ltd. (A)	88,000	113
Hua Han Health Industry Holdings, Ltd. (A)(C)	880,000	0
Mingyuan Medicare Development Company, Ltd. (A)(C)	1,300,000	0
Techtronic Industries Company, Ltd.	382,500	4,360,458
Yuexiu Property Company, Ltd.	1,522,000	992,852
		9,054,466
Hungary - 0.1%
Richter Gedeon NYRT	11,583	300,944
India - 1.1%
Bajaj Auto, Ltd.	5,608	639,102
Chennai Super Kings Cricket, Ltd. (A)(C)	207,315	5,594
Kirloskar Ferrous Industries, Ltd.	4,164	33,824
Natco Pharma, Ltd.	40,070	559,001
Power Grid Corp. of India, Ltd.	108,598	430,536
Zydus Lifesciences, Ltd.	68,380	884,322
		2,552,379
Indonesia - 0.0%
Bakrie Telecom Tbk PT (A)(C)	17,557,300	0
Paninvest Tbk PT (A)	43,400	2,280
Sri Rejeki Isman Tbk PT (A)(C)	1,260,900	11,242
Suryainti Permata Tbk PT (A)(C)	1,446,000	0
Truba Alam Manunggal Engineering PT (A)(C)	11,991,500	0
Waskita Karya Persero Tbk PT (A)(C)	596,656	4,416
		17,938
Israel - 0.2%
Teva Pharmaceutical Industries, Ltd., ADR (A)	29,529	479,846
Jordan - 0.1%
Hikma Pharmaceuticals PLC	12,981	309,284
Luxembourg - 0.2%
Millicom International Cellular SA, SDR (A)	22,563	547,863
Malaysia - 1.7%
Hartalega Holdings BHD (A)	676,800	470,224
IHH Healthcare BHD	892,000	1,191,105
Kossan Rubber Industries BHD	957,300	476,604
Petronas Chemicals Group BHD	699,200	934,423
Top Glove Corp. BHD (A)	3,030,300	705,928
		3,778,284
Mexico - 0.8%
Alfa SAB de CV, Class A	1,252,000	729,506
Alpek SAB de CV (A)	722,000	518,167
Grupo KUO SAB de CV, Series B	42,698	100,356
Industrias CH SAB de CV, Series B (A)	10,979	112,100
Minera Frisco SAB de CV, Series A1 (A)	136,751	25,414
Organizacion Soriana SAB de CV, Series B	178,000	301,515
		1,787,058
Philippines - 0.0%
Filinvest Development Corp.	88,175	8,237
Philtown Properties, Inc. (A)(C)	3,844	0

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Phoenix Petroleum Philippines, Inc. (A)(C)	22,200	$1,264
PNB Holdings Corp. (A)(C)	10,246	56
Top Frontier Investment Holdings, Inc. (A)	17,924	23,627
		33,184
Russia - 0.0%
Gazprom PJSC, ADR (A)(C)	196,506	19,651
LUKOIL PJSC, ADR (A)(C)	16,379	37,967
Rosneft Oil Company PJSC, GDR (A)(C)	1,686	307
RusHydro PJSC, ADR (A)(C)	52,278	1,255
VTB Bank PJSC, GDR (A)(C)	86,297	1,208
		60,388
Saudi Arabia - 1.0%
Amlak International Finance Company (A)	585	1,605
Arab National Bank	20,203	109,333
Saudi Basic Industries Corp.	116,319	2,277,421
		2,388,359
Singapore - 1.6%
DBS Group Holdings, Ltd.	15,800	416,153
Singapore Airlines, Ltd.	315,600	1,603,554
United Overseas Bank, Ltd.	15,700	362,141
Wilmar International, Ltd.	537,900	1,226,554
		3,608,402
South Africa - 1.1%
Aspen Pharmacare Holdings, Ltd.	22,701	291,243
Life Healthcare Group Holdings, Ltd.	263,528	186,240
Sappi, Ltd.	585,279	1,548,973
Thungela Resources, Ltd.	46,374	282,144
Thungela Resources, Ltd. (London Stock Exchange)	30,948	185,552
		2,494,152
South Korea - 17.5%
Chorokbaem Media Company, Ltd. (A)(C)	1,145	4,492
CJ CheilJedang Corp.	7,148	1,994,496
CJ ENM Company, Ltd. (A)	20,090	1,223,804
Dahaam E-Tec Company, Ltd. (A)(C)	2,630	66,681
Hana Financial Group, Inc.	37,394	1,644,589
HK inno N Corp.	20,542	558,289
Jeil Savings Bank (A)(C)	1,820	0
Kangwon Land, Inc.	160,237	1,610,998
KCC Corp.	3,745	834,855
Korea Zinc Company, Ltd.	5,020	1,870,260
Kumho Petrochemical Company, Ltd.	14,149	1,500,537
OCI Holdings Company, Ltd.	18,457	1,180,991
Samsung Electro-Mechanics Company, Ltd.	21,306	2,429,335
Samsung Electronics Company, Ltd.	160,902	9,469,639
Samsung Electronics Company, Ltd., GDR (B)	1,245	1,824,993
SK Hynix, Inc.	82,031	13,921,367
		40,135,326
Taiwan - 13.2%
Eva Airways Corp.	2,694,000	3,162,306
Evergreen Marine Corp. Taiwan, Ltd.	323,000	1,920,858
Formosa Chemicals & Fibre Corp.	268,000	415,915
Genius Electronic Optical Company, Ltd.	249,000	5,068,128
Hiwin Technologies Corp.	228,000	1,492,758
Keelgoal Energy Company, Ltd. (A)(C)	317	117
Nanya Technology Corp. (A)	766,000	1,643,236
Pegavision Corp.	38,000	559,790
Prodisc Technology, Inc. (A)(C)	762,000	0
Taiwan Kolin Company, Ltd. (A)(C)	327,000	0
Disciplined Value Emerging Markets Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	231,000	$6,843,981
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	7,340	1,275,765
Walsin Technology Corp.	683,000	2,474,959
Wintek Corp. (A)(C)	543,000	0
Yageo Corp.	212,000	4,761,975
Yang Ming Marine Transport Corp.	268,000	616,643
		30,236,431
Thailand - 3.4%
Cal-Comp Electronics Thailand PCL	145,292	15,467
CP ALL PCL, NVDR	2,652,200	3,966,570
Indorama Ventures PCL	2,589,000	1,371,383
Polyplex Thailand PCL	14,000	4,420
PTT Global Chemical PCL, NVDR	1,709,200	1,415,408
SCG Packaging PCL	1,195,900	1,093,921
Star Petroleum Refining PCL (A)	100,000	22,177
		7,889,346
Turkey - 0.0%
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,846	0
Uzel Makina Sanayii AS (A)(C)	22,930	0
		0
United Arab Emirates - 0.0%
SHUAA Capital PSC (A)(C)	76,875	2,193
United States - 1.3%
FMC Corp.	11,163	642,431
The Mosaic Company	79,145	2,287,291
		2,929,722
TOTAL COMMON STOCKS (Cost $230,561,300)		$213,099,278
PREFERRED SECURITIES - 2.2%
Brazil - 0.5%
Braskem SA, A Shares (A)	149,500	477,643
Usinas Siderurgicas de Minas Gerais SA, A Shares	447,200	632,789
		1,110,432
India - 0.0%
Sundaram-Clayton, Ltd. (A)(C)	51	12
Philippines - 0.0%
Cebu Air, Inc., 6.000%	4,989	2,816
South Korea - 1.7%
Samsung Electronics Company, Ltd.	84,813	3,894,339
TOTAL PREFERRED SECURITIES (Cost $5,305,288)		$5,007,599
WARRANTS - 0.0%
Grupo Casas Bahia SA (Expiration Date: 9-19-24; Strike Price: BRL 20.00) (A)	49,300	88
TOTAL WARRANTS (Cost $0)		$88
Total Investments (Disciplined Value Emerging Markets Equity Trust) (Cost $235,866,588) - 95.2%		$218,106,965
Other assets and liabilities, net - 4.8%		10,890,266
TOTAL NET ASSETS - 100.0%		$228,997,231
Currency Abbreviations
BRL	Brazilian Real
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value Emerging Markets Equity Trust (continued)
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.8%
Austria - 0.5%
ANDRITZ AG	24,143	$1,492,101
Belgium - 0.2%
Azelis Group NV	36,820	659,256
Bermuda - 2.7%
Everest Group, Ltd.	12,116	4,616,438
Hiscox, Ltd.	217,074	3,150,852
		7,767,290
Brazil - 0.7%
Banco do Brasil SA	389,800	1,862,499
Canada - 8.2%
Allied Gold Corp. (A)	454,772	977,325
Capstone Copper Corp. (A)	208,533	1,478,579
Cenovus Energy, Inc.	356,705	7,011,292
Kinross Gold Corp.	968,884	8,066,656
MEG Energy Corp. (A)	79,126	1,692,934
Teck Resources, Ltd., Class B	88,703	4,250,845
		23,477,631
China - 0.8%
Alibaba Group Holding, Ltd.	256,200	2,309,090
Finland - 1.3%
Fortum OYJ	261,079	3,822,075
France - 7.6%
Airbus SE	23,879	3,277,316
AXA SA	52,364	1,716,033
Capgemini SE	14,581	2,896,335
Eurazeo SE	24,434	1,948,331
Imerys SA	38,753	1,396,203
Rexel SA	68,567	1,773,730
SPIE SA	116,135	4,207,624
Technip Energies NV	53,679	1,205,976
Vallourec SACA (A)	209,409	3,291,921
		21,713,469
Germany - 7.4%
Commerzbank AG	269,427	4,086,736
Daimler Truck Holding AG	43,606	1,739,145
Evonik Industries AG	190,702	3,891,231
Infineon Technologies AG	135,505	4,973,077
Siemens AG	35,012	6,516,627
		21,206,816
Ireland - 1.8%
AIB Group PLC	558,820	2,951,181
Ryanair Holdings PLC, ADR	18,829	2,192,449
		5,143,630
Italy - 2.2%
Enel SpA	660,508	4,583,131
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Iveco Group NV	152,871	$1,711,831
		6,294,962
Japan - 16.8%
Asahi Group Holdings, Ltd.	186,600	6,602,766
Honda Motor Company, Ltd.	281,900	3,030,423
Japan Post Holdings Company, Ltd.	399,000	3,965,951
Kansai Paint Company, Ltd.	212,600	3,437,437
Keisei Electric Railway Company, Ltd.	35,800	1,157,709
Mitsubishi Chemical Group Corp.	613,300	3,417,178
Mitsubishi Electric Corp.	257,800	4,131,276
Mitsubishi Heavy Industries, Ltd.	236,300	2,543,788
Panasonic Holdings Corp.	233,900	1,922,775
Renesas Electronics Corp.	239,300	4,538,240
Ryohin Keikaku Company, Ltd.	196,900	3,276,800
Sony Group Corp.	25,900	2,207,228
Subaru Corp.	50,800	1,080,280
Sugi Holdings Company, Ltd.	77,500	1,065,019
Sumitomo Mitsui Financial Group, Inc.	28,600	1,919,773
Suzuken Company, Ltd.	48,600	1,481,925
Suzuki Motor Corp.	181,600	2,096,502
		47,875,070
Jordan - 0.6%
Hikma Pharmaceuticals PLC	72,746	1,733,240
Luxembourg - 0.6%
Tenaris SA	108,454	1,668,277
Netherlands - 4.2%
Aalberts NV	52,732	2,135,264
Euronext NV (B)	36,679	3,399,057
ING Groep NV	279,256	4,798,363
Stellantis NV	79,263	1,562,839
		11,895,523
Singapore - 0.9%
Genting Singapore, Ltd.	4,038,200	2,566,852
South Korea - 8.2%
Hana Financial Group, Inc.	72,204	3,175,534
Hankook Tire & Technology Company, Ltd.	25,654	838,351
KB Financial Group, Inc.	53,891	3,065,327
KT Corp.	88,269	2,392,198
Kumho Petrochemical Company, Ltd.	16,791	1,780,728
Samsung C&T Corp.	15,630	1,604,031
Samsung Electronics Company, Ltd.	180,771	10,639,061
		23,495,230
Spain - 1.0%
Bankinter SA (C)	340,988	2,790,235
Switzerland - 6.4%
Glencore PLC	569,025	3,237,895
Novartis AG	90,592	9,645,482
Sandoz Group AG	147,044	5,330,057
		18,213,434
United Kingdom - 21.6%
AstraZeneca PLC	24,072	3,746,383
BAE Systems PLC	203,547	3,390,395
Barratt Developments PLC	344,394	2,045,392
Beazley PLC	748,188	6,682,447
BP PLC	700,316	4,216,428
Coca-Cola Europacific Partners PLC	39,548	2,881,863
Endeavour Mining PLC	79,177	1,672,611
GSK PLC	133,492	2,567,603
IMI PLC	159,199	3,537,568
Informa PLC	211,428	2,281,710
NatWest Group PLC	1,211,265	4,765,213

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Nomad Foods, Ltd.	113,486	$1,870,249
Shell PLC	128,056	4,593,094
Smith & Nephew PLC	95,242	1,180,264
SSE PLC	263,600	5,953,010
Tesco PLC	866,666	3,347,719
The Weir Group PLC	179,054	4,478,047
WH Smith PLC	177,839	2,544,550
		61,754,546
United States - 3.1%
CRH PLC (London Stock Exchange)	87,128	6,456,525
Peabody Energy Corp.	102,960	2,277,475
		8,734,000
TOTAL COMMON STOCKS (Cost $253,118,280)		$276,475,226
PREFERRED SECURITIES - 0.8%
South Korea - 0.8%
Samsung Electronics Company, Ltd.	47,122	2,163,690
TOTAL PREFERRED SECURITIES (Cost $2,110,886)		$2,163,690
SHORT-TERM INVESTMENTS - 3.0%
Short-term funds - 3.0%
Fidelity Government Portfolio, Institutional Class, 5.2443% (D)	5,739,532	5,739,532
John Hancock Collateral Trust, 5.2940% (D)(E)	287,065	2,869,729
TOTAL SHORT-TERM INVESTMENTS (Cost $8,609,519)		$8,609,261
Total Investments (Disciplined Value International Trust) (Cost $263,838,685) - 100.6%		$287,248,177
Other assets and liabilities, net - (0.6%)		(1,602,413)
TOTAL NET ASSETS - 100.0%		$285,645,764
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-24.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 4.5%
Diversified telecommunication services – 0.5%
AT&T, Inc.	83,237	$1,590,659
Verizon Communications, Inc.	116,449	4,802,357
		6,393,016
Entertainment – 1.1%
The Walt Disney Company	155,337	15,423,411
Media – 2.9%
Comcast Corp., Class A	210,018	8,224,305
News Corp., Class A	1,086,352	29,950,725
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	95,682	$2,716,412
		40,891,442
		62,707,869
Consumer discretionary – 2.1%
Broadline retail – 0.4%
Kohl's Corp.	220,165	5,061,593
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	298,532	13,210,041
Leisure products – 0.4%
Mattel, Inc. (A)	370,629	6,026,428
Specialty retail – 0.3%
The TJX Companies, Inc.	43,541	4,793,864
		29,091,926
Consumer staples – 8.6%
Consumer staples distribution and retail – 1.5%
Dollar General Corp.	38,820	5,133,169
Walmart, Inc.	236,925	16,042,192
		21,175,361
Food products – 1.9%
Conagra Brands, Inc.	441,419	12,545,128
Mondelez International, Inc., Class A	21,965	1,437,390
Tyson Foods, Inc., Class A	211,753	12,099,566
		26,082,084
Household products – 2.4%
Colgate-Palmolive Company	111,726	10,841,891
Kimberly-Clark Corp.	168,023	23,220,779
		34,062,670
Personal care products – 1.2%
Kenvue, Inc.	908,817	16,522,293
Tobacco – 1.6%
Philip Morris International, Inc.	220,672	22,360,694
		120,203,102
Energy – 9.0%
Energy equipment and services – 0.5%
Baker Hughes Company	189,000	6,647,130
Oil, gas and consumable fuels – 8.5%
Chevron Corp.	18,027	2,819,783
ConocoPhillips	44,300	5,067,034
Enbridge, Inc.	192,106	6,837,053
EOG Resources, Inc.	67,776	8,530,965
EQT Corp.	257,800	9,533,444
Exxon Mobil Corp.	199,500	22,966,440
Hess Corp.	26,905	3,969,026
Marathon Oil Corp.	126,000	3,612,420
Suncor Energy, Inc.	279,871	10,663,085
TC Energy Corp. (B)	145,844	5,527,488
The Williams Companies, Inc.	166,400	7,072,000
TotalEnergies SE	402,520	26,950,217
TotalEnergies SE, ADR (B)	71,278	4,752,817
		118,301,772
		124,948,902
Financials – 21.5%
Banks – 8.3%
Bank of America Corp.	160,456	6,381,335
Citigroup, Inc.	274,276	17,405,555
Fifth Third Bancorp	340,714	12,432,654
Huntington Bancshares, Inc.	1,137,692	14,994,781
JPMorgan Chase & Co.	98,225	19,866,989
U.S. Bancorp	312,987	12,425,584

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	545,912	$32,421,714
		115,928,612
Capital markets – 2.4%
Morgan Stanley	47,145	4,582,023
The Bank of New York Mellon Corp.	38,400	2,299,776
The Charles Schwab Corp.	313,361	23,091,572
The Goldman Sachs Group, Inc.	9,471	4,283,923
		34,257,294
Financial services – 2.7%
Apollo Global Management, Inc.	32,100	3,790,047
Equitable Holdings, Inc.	482,191	19,702,324
Fiserv, Inc. (A)	95,490	14,231,830
		37,724,201
Insurance – 8.1%
American International Group, Inc.	366,838	27,234,053
Chubb, Ltd.	107,196	27,343,556
Loews Corp.	187,035	13,978,996
MetLife, Inc.	367,888	25,822,059
The Hartford Financial Services Group, Inc.	182,166	18,314,970
		112,693,634
		300,603,741
Health care – 16.5%
Biotechnology – 0.8%
AbbVie, Inc.	38,911	6,674,015
Biogen, Inc. (A)	20,194	4,681,373
		11,355,388
Health care equipment and supplies – 4.4%
Becton, Dickinson and Company	102,238	23,894,043
GE HealthCare Technologies, Inc.	52,250	4,071,320
Medtronic PLC	158,831	12,501,588
Zimmer Biomet Holdings, Inc.	194,891	21,151,520
		61,618,471
Health care providers and services – 6.7%
Cardinal Health, Inc.	19,371	1,904,557
Centene Corp. (A)	41,252	2,735,008
CVS Health Corp.	215,842	12,747,629
Elevance Health, Inc.	68,336	37,028,540
Humana, Inc.	7,500	2,802,375
The Cigna Group	46,731	15,447,867
UnitedHealth Group, Inc.	41,400	21,083,364
		93,749,340
Pharmaceuticals – 4.6%
AstraZeneca PLC, ADR	158,027	12,324,526
Bristol-Myers Squibb Company	155,095	6,441,095
Johnson & Johnson	105,050	15,354,108
Merck & Company, Inc.	23,803	2,946,811
Pfizer, Inc.	253,865	7,103,143
Sanofi SA	84,164	8,117,040
Sanofi SA, ADR	32,128	1,558,851
Viatris, Inc.	879,561	9,349,733
		63,195,307
		229,918,506
Industrials – 12.5%
Aerospace and defense – 4.8%
General Electric Company	157,462	25,031,734
L3Harris Technologies, Inc.	110,798	24,883,015
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company (A)	91,091	$16,579,473
		66,494,222
Air freight and logistics – 1.0%
United Parcel Service, Inc., Class B	102,734	14,059,148
Commercial services and supplies – 0.3%
Stericycle, Inc. (A)	75,649	4,397,476
Electrical equipment – 0.6%
GE Vernova, Inc. (A)	49,890	8,556,634
Ground transportation – 1.1%
CSX Corp.	80,115	2,679,847
Norfolk Southern Corp.	34,638	7,436,432
Union Pacific Corp.	25,200	5,701,752
		15,818,031
Industrial conglomerates – 2.0%
3M Company	36,800	3,760,592
Honeywell International, Inc.	33,713	7,199,074
Siemens AG, ADR	187,337	17,469,175
		28,428,841
Machinery – 1.8%
Cummins, Inc.	28,295	7,835,734
Stanley Black & Decker, Inc.	215,585	17,223,086
		25,058,820
Passenger airlines – 0.9%
Southwest Airlines Company	415,856	11,897,640
		174,710,812
Information technology – 10.2%
Communications equipment – 0.3%
Cisco Systems, Inc.	85,864	4,079,399
Electronic equipment, instruments and components – 0.9%
TE Connectivity, Ltd.	87,524	13,166,235
IT services – 0.7%
Accenture PLC, Class A	32,127	9,747,653
Semiconductors and semiconductor equipment – 5.4%
Advanced Micro Devices, Inc. (A)	7,100	1,151,691
Applied Materials, Inc.	88,046	20,777,976
Intel Corp.	210,100	6,506,797
Qualcomm, Inc.	166,788	33,220,834
Texas Instruments, Inc.	69,065	13,435,214
		75,092,512
Software – 1.8%
Microsoft Corp.	51,850	23,174,358
Salesforce, Inc.	6,900	1,773,990
		24,948,348
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	250,137	14,721,507
		141,755,654
Materials – 2.9%
Chemicals – 1.6%
CF Industries Holdings, Inc.	292,437	21,675,430
Containers and packaging – 1.3%
International Paper Company	432,531	18,663,713
		40,339,143

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 4.1%
Industrial REITs – 0.5%
Rexford Industrial Realty, Inc.	157,278	$7,013,026
Office REITs – 0.0%
Vornado Realty Trust	19,204	504,873
Residential REITs – 1.5%
Equity Residential	302,758	20,993,240
Specialized REITs – 2.1%
Rayonier, Inc.	345,730	10,057,286
Weyerhaeuser Company	667,836	18,959,864
		29,017,150
		57,528,289
Utilities – 5.8%
Electric utilities – 3.0%
NextEra Energy, Inc.	144,637	10,241,746
PG&E Corp.	114,800	2,004,408
The Southern Company	391,046	30,333,438
		42,579,592
Multi-utilities – 2.8%
Ameren Corp.	164,413	11,691,408
Dominion Energy, Inc.	299,499	14,675,451
NiSource, Inc.	82,031	2,363,313
Sempra	133,541	10,157,128
		38,887,300
		81,466,892
TOTAL COMMON STOCKS (Cost $1,057,643,904)		$1,363,274,836
PREFERRED SECURITIES – 1.2%
Consumer discretionary – 1.0%
Automobiles – 1.0%
Dr. Ing. h.c. F. Porsche AG (C)	89,322	6,644,970
Volkswagen AG, ADR	604,324	6,795,623
		13,440,593
Utilities – 0.2%
Electric utilities – 0.2%
NextEra Energy, Inc., 6.926% (B)	56,812	2,357,130
TOTAL PREFERRED SECURITIES (Cost $18,920,723)		$15,797,723
SHORT-TERM INVESTMENTS – 1.7%
Short-term funds – 1.7%
John Hancock Collateral Trust, 5.2940% (D)(E)	969,243	9,689,324
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (D)	3,411,699	3,411,699
T. Rowe Price Government Reserve Fund, 5.3534% (D)	10,574,122	10,574,122
TOTAL SHORT-TERM INVESTMENTS (Cost $23,675,095)		$23,675,145
Total Investments (Equity Income Trust) (Cost $1,100,239,722) – 100.6%		$1,402,747,704
Other assets and liabilities, net – (0.6%)		(7,829,755)
TOTAL NET ASSETS – 100.0%		$1,394,917,949
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
Equity Income Trust (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Financials – 96.5%
Banks – 36.4%
American Business Bank (A)	25,702	$783,654
Bank of America Corp.	53,145	2,113,577
Citigroup, Inc.	75,518	4,792,372
Danske Bank A/S	78,135	2,330,456
East West Bancorp, Inc.	43,011	3,149,696
Eastern Bankshares, Inc.	69,407	970,310
Enterprise Bancorp, Inc.	13,066	325,082
Fifth Third Bancorp	52,665	1,921,746
Fulton Financial Corp.	32,540	552,529
JPMorgan Chase & Co.	17,275	3,494,042
M&T Bank Corp.	22,144	3,351,716
Popular, Inc.	23,271	2,057,855
Sumitomo Mitsui Financial Group, Inc.	58,300	3,913,380
Sumitomo Mitsui Trust Holdings, Inc.	112,500	2,585,384
Synovus Financial Corp.	79,921	3,212,025
U.S. Bancorp	37,995	1,508,402
Wells Fargo & Company	55,972	3,324,177
Western Alliance Bancorp	30,431	1,911,675
		42,298,078
Capital markets – 27.0%
AllianceBernstein Holding LP	34,282	1,158,389
Ameriprise Financial, Inc.	7,898	3,373,947
Ares Management Corp., Class A	20,260	2,700,253
Cboe Global Markets, Inc.	4,051	688,913
Intercontinental Exchange, Inc.	13,312	1,822,280
KKR & Company, Inc.	43,648	4,593,516
Morgan Stanley	18,609	1,808,609
Nasdaq, Inc.	56,651	3,413,789
Onex Corp.	9,426	640,917
S&P Global, Inc.	3,158	1,408,468
The Carlyle Group, Inc.	30,945	1,242,442
The Charles Schwab Corp.	39,474	2,908,839
The Goldman Sachs Group, Inc.	7,660	3,464,771
Tradeweb Markets, Inc., Class A	21,181	2,245,186
		31,470,319
Consumer finance – 6.0%
American Express Company	14,355	3,323,900
Discover Financial Services	27,994	3,661,894
		6,985,794
Financial services – 9.2%
Adyen NV (A)(B)	1,251	1,485,782
Fiserv, Inc. (A)	18,077	2,694,196
Mastercard, Inc., Class A	6,739	2,972,977
Visa, Inc., Class A	13,503	3,544,132
		10,697,087
Insurance – 17.9%
Arch Capital Group, Ltd. (A)	15,254	1,538,976
Arthur J. Gallagher & Company	7,190	1,864,439
Bowhead Specialty Holdings, Inc. (A)	11,516	291,815
Chubb, Ltd.	5,654	1,442,222
Kinsale Capital Group, Inc.	1,572	605,660
NN Group NV	36,058	1,675,920
Palomar Holdings, Inc. (A)	9,499	770,844
Reinsurance Group of America, Inc.	18,587	3,815,353
Skyward Specialty Insurance Group, Inc. (A)	52,771	1,909,255

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Allstate Corp.	6,129	$978,556
The Progressive Corp.	16,460	3,418,907
Unum Group	49,028	2,505,821
		20,817,768
		112,269,046
Real estate – 1.5%
Industrial REITs – 0.1%
Prologis Property Mexico SA de CV	51,909	169,219
Specialized REITs – 1.4%
Digital Realty Trust, Inc.	10,337	1,571,741
		1,740,960
TOTAL COMMON STOCKS (Cost $93,161,613)		$114,010,006
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
Redwood Trust, Inc. 7.750%, 06/15/2027	$745,000	720,322
TOTAL CONVERTIBLE BONDS (Cost $683,785)		$720,322
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 1.1%
John Hancock Collateral Trust, 5.2940% (C)(D)	128,961	1,289,195
TOTAL SHORT-TERM INVESTMENTS (Cost $1,289,183)		$1,289,195
Total Investments (Financial Industries Trust) (Cost $95,134,581) – 99.7%		$116,019,523
Other assets and liabilities, net – 0.3%		293,826
TOTAL NET ASSETS – 100.0%		$116,313,349
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 10.4%
Entertainment – 3.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	786,158	$56,477,591
Warner Brothers Discovery, Inc. (A)	2,668,010	19,849,994
		76,327,585
Interactive media and services – 7.3%
Alphabet, Inc., Class A	891,349	162,359,220
CarGurus, Inc. (A)	818,631	21,448,132
		183,807,352
		260,134,937
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 23.7%
Automobile components – 1.5%
Mobileye Global, Inc., Class A (A)	1,314,529	$36,918,547
Broadline retail – 9.0%
Amazon.com, Inc. (A)	1,166,445	225,415,497
Hotels, restaurants and leisure – 2.3%
Las Vegas Sands Corp.	712,211	31,515,337
Vail Resorts, Inc.	148,709	26,786,952
		58,302,289
Household durables – 5.4%
Lennar Corp., Class A	670,998	100,562,470
NVR, Inc. (A)	4,593	34,854,256
		135,416,726
Leisure products – 1.2%
Polaris, Inc.	373,714	29,265,543
Specialty retail – 3.2%
Avolta AG (A)	667,962	25,968,355
Group 1 Automotive, Inc.	183,588	54,577,041
		80,545,396
Textiles, apparel and luxury goods – 1.1%
Canada Goose Holdings, Inc. (A)	1,565,234	20,238,476
Salvatore Ferragamo SpA	832,822	7,070,115
		27,308,591
		593,172,589
Consumer staples – 1.5%
Beverages – 1.5%
Anheuser-Busch InBev SA/NV, ADR	651,246	37,869,955
Energy – 4.9%
Oil, gas and consumable fuels – 4.9%
Cheniere Energy, Inc.	495,375	86,606,411
Suncor Energy, Inc.	942,108	35,894,315
		122,500,726
Financials – 14.9%
Banks – 3.2%
First Hawaiian, Inc.	3,800,977	78,908,283
Capital markets – 11.7%
KKR & Company, Inc.	900,220	94,739,153
Morgan Stanley	997,220	96,919,812
S&P Global, Inc.	98,685	44,013,510
The Goldman Sachs Group, Inc.	126,866	57,384,029
		293,056,504
		371,964,787
Health care – 5.9%
Biotechnology – 1.4%
Alnylam Pharmaceuticals, Inc. (A)	57,668	14,013,324
Moderna, Inc. (A)	172,160	20,444,000
		34,457,324
Health care equipment and supplies – 1.7%
Hologic, Inc. (A)	586,088	43,517,034
Health care providers and services – 1.7%
Elevance Health, Inc.	75,990	41,175,941
Life sciences tools and services – 0.6%
Thermo Fisher Scientific, Inc.	28,832	15,944,096
Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (A)	901,847	13,013,652
		148,108,047
Industrials – 5.4%
Electrical equipment – 1.7%
Regal Rexnord Corp.	257,729	34,850,115

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Sensata Technologies Holding PLC	206,985	$7,739,169
		42,589,284
Machinery – 1.5%
Parker-Hannifin Corp.	74,621	37,744,048
Trading companies and distributors – 2.2%
United Rentals, Inc.	86,044	55,647,236
		135,980,568
Information technology – 27.7%
Semiconductors and semiconductor equipment – 12.3%
Analog Devices, Inc.	358,442	81,817,971
NVIDIA Corp.	1,504,290	185,839,987
Texas Instruments, Inc.	207,738	40,411,273
		308,069,231
Software – 11.2%
Autodesk, Inc. (A)	131,101	32,440,942
Microsoft Corp.	68,632	30,675,072
Oracle Corp.	323,849	45,727,479
Roper Technologies, Inc.	64,248	36,214,028
Salesforce, Inc.	264,113	67,903,452
Workday, Inc., Class A (A)	295,223	66,000,054
		278,961,027
Technology hardware, storage and peripherals – 4.2%
Apple, Inc.	502,588	105,855,085
		692,885,343
Materials – 1.0%
Chemicals – 1.0%
Axalta Coating Systems, Ltd. (A)	753,498	25,747,027
Real estate – 3.4%
Real estate management and development – 0.3%
Five Point Holdings LLC, Class A (A)	2,180,571	6,389,073
Specialized REITs – 3.1%
American Tower Corp.	31,581	6,138,715
Crown Castle, Inc.	739,250	72,224,725
		78,363,440
		84,752,513
TOTAL COMMON STOCKS (Cost $1,482,711,044)		$2,473,116,492
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 5.2940% (B)(C)	3,191,685	31,906,637
TOTAL SHORT-TERM INVESTMENTS (Cost $31,909,510)		$31,906,637
Total Investments (Fundamental All Cap Core Trust) (Cost $1,514,620,554) – 100.1%		$2,505,023,129
Other assets and liabilities, net – (0.1%)		(2,185,763)
TOTAL NET ASSETS – 100.0%		$2,502,837,366
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.8%
Communication services – 6.7%
Interactive media and services – 2.9%
Alphabet, Inc., Class A	90,272	$16,443,045
Meta Platforms, Inc., Class A	12,961	6,535,195
		22,978,240
Media – 3.8%
Charter Communications, Inc., Class A (A)	18,020	5,387,259
Comcast Corp., Class A	651,831	25,525,702
		30,912,961
		53,891,201
Consumer discretionary – 7.6%
Broadline retail – 1.5%
eBay, Inc.	229,603	12,334,273
Hotels, restaurants and leisure – 1.0%
Vail Resorts, Inc.	45,079	8,120,080
Household durables – 3.3%
Lennar Corp., Class A	177,556	26,610,318
Specialty retail – 1.8%
Avolta AG (A)	172,702	6,714,135
CarMax, Inc. (A)	107,097	7,854,494
		14,568,629
		61,633,300
Consumer staples – 8.9%
Beverages – 2.6%
Anheuser-Busch InBev SA/NV, ADR	208,153	12,104,097
Heineken Holding NV	108,171	8,526,010
		20,630,107
Consumer staples distribution and retail – 4.0%
Walmart, Inc.	476,708	32,277,899
Food products – 1.3%
Danone SA	178,093	10,908,159
Personal care products – 1.0%
Haleon PLC, ADR	983,384	8,122,752
		71,938,917
Energy – 7.9%
Oil, gas and consumable fuels – 7.9%
Cheniere Energy, Inc.	181,206	31,680,245
Chevron Corp.	64,693	10,119,279
Kinder Morgan, Inc.	199,703	3,968,099
Suncor Energy, Inc.	469,715	17,896,142
		63,663,765
Financials – 21.4%
Banks – 9.0%
Bank of America Corp.	496,718	19,754,475
Citigroup, Inc.	334,171	21,206,492
JPMorgan Chase & Co.	67,823	13,717,880
Wells Fargo & Company	314,932	18,703,811
		73,382,658
Capital markets – 11.8%
KKR & Company, Inc.	300,787	31,654,824
Morgan Stanley	117,356	11,405,830
Nasdaq, Inc.	375,945	22,654,446
State Street Corp.	237,057	17,542,218
The Goldman Sachs Group, Inc.	26,507	11,989,646
		95,246,964
Consumer finance – 0.6%
American Express Company	20,175	4,671,521
		173,301,143

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 16.4%
Biotechnology – 2.0%
Gilead Sciences, Inc.	136,741	$9,381,800
Moderna, Inc. (A)	56,145	6,667,219
		16,049,019
Health care equipment and supplies – 2.6%
Hologic, Inc. (A)	281,263	20,883,778
Health care providers and services – 5.2%
Elevance Health, Inc.	78,579	42,578,817
Life sciences tools and services – 1.2%
Danaher Corp.	38,695	9,667,946
Pharmaceuticals – 5.4%
Elanco Animal Health, Inc. (A)	907,219	13,091,170
GSK PLC, ADR	386,185	14,868,123
Merck & Company, Inc.	48,409	5,993,034
Novartis AG, ADR	89,758	9,555,637
		43,507,964
		132,687,524
Industrials – 12.3%
Aerospace and defense – 3.3%
Airbus SE	44,559	6,115,573
L3Harris Technologies, Inc.	40,620	9,122,440
RTX Corp.	114,130	11,457,511
		26,695,524
Electrical equipment – 0.7%
Sensata Technologies Holding PLC	162,252	6,066,602
Machinery – 5.0%
Fortive Corp.	199,737	14,800,512
Parker-Hannifin Corp.	50,411	25,498,388
		40,298,900
Trading companies and distributors – 3.3%
United Rentals, Inc.	40,640	26,283,107
		99,344,133
Information technology – 12.5%
Electronic equipment, instruments and components – 1.8%
Vontier Corp.	379,956	14,514,319
IT services – 0.9%
Cognizant Technology Solutions Corp., Class A	106,704	7,255,872
Semiconductors and semiconductor equipment – 1.9%
Analog Devices, Inc.	43,031	9,822,256
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	32,995	5,734,861
		15,557,117
Software – 6.8%
Microsoft Corp.	34,074	15,229,374
Oracle Corp.	280,986	39,675,223
		54,904,597
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	151,899	8,939,830
		101,171,735
Materials – 2.0%
Chemicals – 2.0%
Axalta Coating Systems, Ltd. (A)	280,633	9,589,230
LyondellBasell Industries NV, Class A	70,886	6,780,952
		16,370,182
Real estate – 3.1%
Specialized REITs – 3.1%
Crown Castle, Inc.	256,181	25,028,884
TOTAL COMMON STOCKS (Cost $570,837,040)		$799,030,784
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	$3,244,100	$0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 5.2940% (C)(D)	934,564	9,342,650
TOTAL SHORT-TERM INVESTMENTS (Cost $9,342,876)		$9,342,650
Total Investments (Fundamental Large Cap Value Trust) (Cost $580,179,919) – 100.0%		$808,373,434
Other assets and liabilities, net – 0.0%		216,508
TOTAL NET ASSETS – 100.0%		$808,589,942
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.0%
France - 12.5%
Air Liquide SA	20,757	$3,582,398
Capgemini SE	18,346	3,644,206
Carrefour SA	227,212	3,219,654
Cie de Saint-Gobain SA	53,997	4,199,572
Publicis Groupe SA	42,475	4,511,655
Sanofi SA	76,744	7,401,432
Thales SA	25,848	4,134,860
TotalEnergies SE	108,454	7,261,407
		37,955,184
Germany - 0.9%
Deutsche Post AG	66,380	2,695,489
Ireland - 3.1%
Accenture PLC, Class A	18,470	5,603,983
Ryanair Holdings PLC, ADR	31,493	3,667,045
		9,271,028
Japan - 10.5%
FANUC Corp.	217,055	5,958,752
Mitsubishi Estate Company, Ltd.	225,769	3,554,376
Sumitomo Mitsui Financial Group, Inc.	196,400	13,183,337
Sumitomo Mitsui Trust Holdings, Inc.	156,800	3,603,451
Tokyo Electric Power Company Holdings, Inc. (A)	1,045,100	5,627,846
		31,927,762
Netherlands - 4.5%
ING Groep NV	440,229	7,564,309
Koninklijke Ahold Delhaize NV	119,643	3,520,748
Stellantis NV	136,025	2,689,040
		13,774,097
Spain - 1.4%
Amadeus IT Group SA	62,592	4,165,150
Switzerland - 1.4%
Chubb, Ltd.	16,975	4,329,983

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	108,000	$3,199,783
United Kingdom - 1.0%
Haleon PLC	741,547	3,017,132
United States - 58.6%
Abbott Laboratories	42,735	4,440,594
Alphabet, Inc., Class A	53,299	9,708,413
Analog Devices, Inc.	19,277	4,400,168
Apple, Inc.	47,824	10,072,691
Arthur J. Gallagher & Company	15,363	3,983,780
AutoZone, Inc. (A)	2,212	6,556,589
Bank of America Corp.	134,543	5,350,775
ConocoPhillips	70,668	8,083,006
Corteva, Inc.	55,474	2,992,268
CRH PLC	18,741	1,405,200
CRH PLC (London Stock Exchange)	78,318	5,803,670
CSX Corp.	130,290	4,358,201
Darden Restaurants, Inc.	34,466	5,215,395
Elevance Health, Inc.	16,742	9,071,820
Emerson Electric Company	38,198	4,207,892
GE HealthCare Technologies, Inc.	70,747	5,512,606
Intercontinental Exchange, Inc.	33,137	4,536,124
L3Harris Technologies, Inc.	17,332	3,892,421
Lennar Corp., Class A	24,498	3,671,515
Lowe's Companies, Inc.	27,698	6,106,301
McKesson Corp.	7,794	4,552,008
Microsoft Corp.	33,222	14,848,572
Oracle Corp.	38,397	5,421,656
Otis Worldwide Corp.	40,621	3,910,177
Philip Morris International, Inc.	90,233	9,143,310
Target Corp.	25,105	3,716,544
The Walt Disney Company	43,608	4,329,838
T-Mobile US, Inc.	28,952	5,100,763
United Rentals, Inc.	7,280	4,708,194
Walmart, Inc.	52,515	3,555,791
Waste Management, Inc.	14,591	3,112,844
Wells Fargo & Company	94,850	5,633,142
		177,402,268
TOTAL COMMON STOCKS (Cost $238,412,982)		$287,737,876
PREFERRED SECURITIES - 3.4%
South Korea - 3.4%
Samsung Electronics Company, Ltd.	227,550	10,448,361
TOTAL PREFERRED SECURITIES (Cost $11,209,593)		$10,448,361
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
Federated Government Obligations Fund, Institutional Class, 5.1729% (C)	2,011,886	2,011,886
TOTAL SHORT-TERM INVESTMENTS (Cost $2,011,886)		$2,011,886
Total Investments (Global Equity Trust) (Cost $251,634,461) - 99.1%		$300,198,123
Other assets and liabilities, net - 0.9%		2,752,233
TOTAL NET ASSETS - 100.0%		$302,950,356
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust (continued)
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Financials – 0.3%
Financial services – 0.0%
Helix Acquisition Corp. II (A)	16,298	$166,566
Insurance – 0.3%
Oscar Health, Inc., Class A (A)	47,983	759,091
		925,657
Health care – 99.0%
Biotechnology – 32.3%
ACADIA Pharmaceuticals, Inc. (A)	9,641	156,666
Acumen Pharmaceuticals, Inc. (A)	15,500	37,510
Agios Pharmaceuticals, Inc. (A)	22,327	962,740
Akero Therapeutics, Inc. (A)	18,575	435,770
Alector, Inc. (A)	12,104	54,952
Alkermes PLC (A)	25,653	618,237
Allogene Therapeutics, Inc. (A)	100,198	233,461
Alnylam Pharmaceuticals, Inc. (A)	23,878	5,802,354
Amgen, Inc.	19,786	6,182,136
AnaptysBio, Inc. (A)	4,400	110,264
Annexon, Inc. (A)	22,109	108,334
Apellis Pharmaceuticals, Inc. (A)	11,460	439,606
Apogee Therapeutics, Inc. (A)	13,172	518,318
Arcellx, Inc. (A)	10,923	602,840
Ardelyx, Inc. (A)	40,775	302,143
Argenx SE, ADR (A)	13,226	5,687,709
Ascendis Pharma A/S, ADR (A)	10,900	1,486,542
Aura Biosciences, Inc. (A)	10,426	78,821
Autolus Therapeutics PLC, ADR (A)	26,228	91,273
Avidity Biosciences, Inc. (A)	55,645	2,273,098
Beam Therapeutics, Inc. (A)	23,142	542,217
BeiGene, Ltd., ADR (A)	12,054	1,719,744
Bicycle Therapeutics PLC, ADR (A)	23,711	479,911
BioCryst Pharmaceuticals, Inc. (A)	26,200	161,916
Biogen, Inc. (A)	4,850	1,124,327
Biohaven, Ltd. (A)	32,541	1,129,498
BioMarin Pharmaceutical, Inc. (A)	12,369	1,018,340
Black Diamond Therapeutics, Inc. (A)	11,300	52,658
Blueprint Medicines Corp. (A)	32,374	3,489,270
Cabaletta Bio, Inc. (A)	9,787	73,207
Cargo Therapeutics, Inc. (A)	37,348	613,254
Celldex Therapeutics, Inc. (A)	22,146	819,623
Centessa Pharmaceuticals PLC, ADR (A)	39,737	358,825
CG Oncology, Inc. (A)	12,579	397,119
Corbus Pharmaceuticals Holdings, Inc. (A)	4,300	194,575
Crinetics Pharmaceuticals, Inc. (A)	19,303	864,581
Cytokinetics, Inc. (A)	8,091	438,370
Day One Biopharmaceuticals, Inc. (A)	1,141	15,723
Denali Therapeutics, Inc. (A)	21,426	497,512
Disc Medicine, Inc. (A)	4,634	208,854
Dyne Therapeutics, Inc. (A)	14,877	525,009
Entrada Therapeutics, Inc. (A)	11,625	165,656
Exact Sciences Corp. (A)	13,941	589,007
Generation Bio Company (A)	37,692	106,291
Geron Corp. (A)	121,665	515,860
Gossamer Bio, Inc. (A)	76,850	69,234
Ideaya Biosciences, Inc. (A)	15,037	527,949
IGM Biosciences, Inc. (A)	17,676	121,434
Immatics NV (A)	35,390	411,232
Immuneering Corp., Class A (A)	29,676	37,985

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunocore Holdings PLC, ADR (A)	24,535	$831,491
Immunome, Inc. (A)	33,967	411,001
Insmed, Inc. (A)	46,621	3,123,607
Ionis Pharmaceuticals, Inc. (A)	19,909	948,863
Iovance Biotherapeutics, Inc. (A)	38,955	312,419
Janux Therapeutics, Inc. (A)	2,700	113,103
Krystal Biotech, Inc. (A)	6,750	1,239,570
Kymera Therapeutics, Inc. (A)	25,075	748,489
Kyverna Therapeutics, Inc. (A)	8,829	66,218
Legend Biotech Corp., ADR (A)	17,541	776,891
Lyell Immunopharma, Inc. (A)	123,925	179,691
MacroGenics, Inc. (A)	24,089	102,378
Madrigal Pharmaceuticals, Inc. (A)	6,109	1,711,497
Merus NV (A)	13,302	787,079
Monte Rosa Therapeutics, Inc. (A)	29,932	111,946
MoonLake Immunotherapeutics (A)	24,320	1,069,350
Morphic Holding, Inc. (A)	14,468	492,925
Natera, Inc. (A)	1,400	151,606
Neurocrine Biosciences, Inc. (A)	13,892	1,912,512
ORIC Pharmaceuticals, Inc. (A)	20,600	145,642
Pharming Group NV (A)	66,456	53,488
Praxis Precision Medicines, Inc. (A)	6,932	286,708
Prelude Therapeutics, Inc. (A)	17,428	66,401
Protagonist Therapeutics, Inc. (A)	16,353	566,631
Prothena Corp. PLC (A)	15,394	317,732
RAPT Therapeutics, Inc. (A)	6,612	20,167
Regeneron Pharmaceuticals, Inc. (A)	7,882	8,284,218
Relay Therapeutics, Inc. (A)	40,081	261,328
Replimune Group, Inc. (A)	29,973	269,757
REVOLUTION Medicines, Inc. (A)	27,981	1,085,943
Rhythm Pharmaceuticals, Inc. (A)	4,739	194,583
Rocket Pharmaceuticals, Inc. (A)	21,476	462,378
Sage Therapeutics, Inc. (A)	8,974	97,458
Sana Biotechnology, Inc. (A)	54,773	299,061
Sarepta Therapeutics, Inc. (A)	2,274	359,292
Scholar Rock Holding Corp. (A)	37,540	312,708
Sensorion SA (A)	182,870	141,638
Soleno Therapeutics, Inc. (A)	7,728	315,302
SpringWorks Therapeutics, Inc. (A)	20,132	758,372
Spyre Therapeutics, Inc. (A)	6,230	146,467
Summit Therapeutics, Inc. (A)	35,200	274,560
Taysha Gene Therapies, Inc. (A)	17,400	38,976
Ultragenyx Pharmaceutical, Inc. (A)	17,790	731,169
United Therapeutics Corp. (A)	2,600	828,230
Vaxcyte, Inc. (A)	15,197	1,147,525
Vera Therapeutics, Inc. (A)	19,031	688,542
Vertex Pharmaceuticals, Inc. (A)	14,498	6,795,503
Voyager Therapeutics, Inc. (A)	15,964	126,275
Xencor, Inc. (A)	19,559	370,252
Zai Lab, Ltd., ADR (A)	27,277	472,710
Zentalis Pharmaceuticals, Inc. (A)	26,102	106,757
		84,568,364
Health care equipment and supplies – 16.1%
Becton, Dickinson and Company	12,588	2,941,941
Boston Scientific Corp. (A)	54,167	4,171,401
DexCom, Inc. (A)	13,049	1,479,496
Edwards Lifesciences Corp. (A)	39,051	3,607,141
Enovis Corp. (A)	4,037	182,472
Hologic, Inc. (A)	16,524	1,226,907
IDEXX Laboratories, Inc. (A)	1,500	730,800
Inspire Medical Systems, Inc. (A)	3,291	440,435
Insulet Corp. (A)	3,123	630,221
Intuitive Surgical, Inc. (A)	28,224	12,555,446
Lantheus Holdings, Inc. (A)	4,545	364,918
Novocure, Ltd. (A)	34,288	587,353
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Orchestra BioMed Holdings, Inc. (A)	13,354	$108,835
Penumbra, Inc. (A)	13,179	2,371,825
PROCEPT BioRobotics Corp. (A)	8,792	537,103
Siemens Healthineers AG (B)	5,644	325,033
Sonova Holding AG	1,826	562,530
Stryker Corp.	27,415	9,327,954
		42,151,811
Health care providers and services – 17.3%
agilon health, Inc. (A)	19,656	128,550
BrightSpring Health Services, Inc. (A)	22,437	254,884
Cardinal Health, Inc.	7,726	759,620
Cencora, Inc.	2,410	542,973
Centene Corp. (A)	13,401	888,486
Elevance Health, Inc.	18,233	9,879,733
GeneDx Holdings Corp. (A)	918	23,997
Guardant Health, Inc. (A)	6,284	181,482
HCA Healthcare, Inc.	8,872	2,850,396
Hims & Hers Health, Inc. (A)	1,800	36,342
Humana, Inc.	4,862	1,816,686
McKesson Corp.	2,035	1,188,521
Molina Healthcare, Inc. (A)	9,119	2,711,079
Surgery Partners, Inc. (A)	9,197	218,797
Tenet Healthcare Corp. (A)	15,660	2,083,250
The Cigna Group	13,763	4,549,635
UnitedHealth Group, Inc.	33,405	17,011,830
		45,126,261
Life sciences tools and services – 10.8%
10X Genomics, Inc., Class A (A)	28,134	547,206
Agilent Technologies, Inc.	15,199	1,970,246
Bio-Techne Corp.	21,395	1,532,952
Bruker Corp.	7,377	470,726
Danaher Corp.	35,697	8,918,895
ICON PLC (A)	5,299	1,661,078
Pacific Biosciences of California, Inc. (A)	36,531	50,047
Repligen Corp. (A)	4,835	609,500
Revvity, Inc.	6,000	629,160
Tempus AI, Inc. (A)	6,909	241,815
Thermo Fisher Scientific, Inc.	21,073	11,653,369
		28,284,994
Pharmaceuticals – 22.5%
Alto Neuroscience, Inc. (A)	9,005	96,263
Arvinas, Inc. (A)	14,482	385,511
AstraZeneca PLC, ADR	85,970	6,704,800
Chugai Pharmaceutical Company, Ltd.	22,700	808,309
Daiichi Sankyo Company, Ltd.	20,100	698,550
Elanco Animal Health, Inc. (A)	23,148	334,026
Eli Lilly & Company	35,178	31,849,466
EyePoint Pharmaceuticals, Inc. (A)	11,686	101,668
Longboard Pharmaceuticals, Inc. (A)	21,539	582,199
Merck & Company, Inc.	83,648	10,355,622
Neumora Therapeutics, Inc. (A)	14,000	137,620
Novo Nordisk A/S, ADR	31,790	4,537,705
Ocular Therapeutix, Inc. (A)	14,200	97,128
Pharvaris NV (A)	12,318	231,578
Pliant Therapeutics, Inc. (A)	13,685	147,114
Rapport Therapeutics, Inc. (A)	18,570	431,938
Structure Therapeutics, Inc., ADR (A)	21,982	863,233
Tarsus Pharmaceuticals, Inc. (A)	4,728	128,507
Verona Pharma PLC, ADR (A)	13,100	189,426
WaVe Life Sciences, Ltd. (A)	28,947	144,446
		58,825,109
		258,956,539

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	$26,362
TOTAL COMMON STOCKS (Cost $201,392,684)		$259,908,558
PREFERRED SECURITIES – 0.2%
Health care – 0.2%
Life sciences tools and services – 0.2%
Sartorius AG	1,984	464,427
TOTAL PREFERRED SECURITIES (Cost $583,382)		$464,427
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$277,000	227,874
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$227,874
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	4,862	144
REVOLUTION Medicines, Inc. (Expiration Date: 11-14-28; Strike Price: $11.50) (A)	4,502	321
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	207
TOTAL WARRANTS (Cost $29,139)		$672
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (C)	757,732	757,732
T. Rowe Price Government Reserve Fund, 5.3534% (C)	17,838	17,838
TOTAL SHORT-TERM INVESTMENTS (Cost $775,570)		$775,570
Total Investments (Health Sciences Trust) (Cost $203,057,775) – 99.9%		$261,377,101
Other assets and liabilities, net – 0.1%		161,229
TOTAL NET ASSETS – 100.0%		$261,538,330
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.6%
Australia - 4.6%
Ampol, Ltd.	8,214	$176,670
ANZ Group Holdings, Ltd.	105,475	1,981,627
APA Group	44,445	236,245
Aristocrat Leisure, Ltd.	20,772	687,874
ASX, Ltd.	6,673	266,257
Aurizon Holdings, Ltd.	63,445	154,123
BHP Group, Ltd.	178,636	5,105,752
BlueScope Steel, Ltd.	15,384	208,832
Brambles, Ltd.	49,445	477,139
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
carsales.com, Ltd.	12,240	$286,564
Cochlear, Ltd.	2,361	521,166
Coles Group, Ltd.	47,179	534,471
Commonwealth Bank of Australia	58,959	4,994,483
Computershare, Ltd.	18,728	327,549
CSL, Ltd.	17,022	3,337,958
Dexus	39,487	170,342
Endeavour Group, Ltd.	52,840	177,190
Fortescue, Ltd.	59,389	845,487
Goodman Group	59,945	1,382,921
Insurance Australia Group, Ltd.	88,042	417,366
Macquarie Group, Ltd.	12,829	1,745,655
Medibank Private, Ltd.	99,625	246,902
Mineral Resources, Ltd.	6,161	220,413
Mirvac Group	141,329	175,838
MMG, Ltd. (A)	108,000	41,205
National Australia Bank, Ltd.	109,401	2,638,224
Northern Star Resources, Ltd.	39,419	342,316
Orica, Ltd.	16,904	200,749
Origin Energy, Ltd.	60,705	439,197
Pilbara Minerals, Ltd.	98,494	200,414
Pro Medicus, Ltd.	2,023	192,129
Qantas Airways, Ltd. (A)	31,854	123,967
QBE Insurance Group, Ltd.	52,392	604,792
Ramsay Health Care, Ltd.	6,793	214,469
REA Group, Ltd.	1,952	254,881
Reece, Ltd.	7,679	128,240
Rio Tinto, Ltd.	13,019	1,031,256
Santos, Ltd.	113,901	577,867
Scentre Group	178,901	370,807
SEEK, Ltd.	11,910	169,045
Seven Group Holdings, Ltd.	6,916	172,776
Sonic Healthcare, Ltd.	16,282	284,343
South32, Ltd.	112,851	273,787
South32, Ltd. (London Stock Exchange)	48,980	119,097
Stockland	87,409	242,102
Suncorp Group, Ltd.	44,815	518,239
Telstra Group, Ltd.	142,830	344,822
The GPT Group	71,628	190,973
The Lottery Corp., Ltd.	82,609	278,429
Transurban Group	108,310	893,292
Treasury Wine Estates, Ltd.	29,128	241,015
Vicinity, Ltd.	148,057	182,048
Washington H. Soul Pattinson & Company, Ltd.	8,229	179,530
Wesfarmers, Ltd.	39,797	1,723,265
Westpac Banking Corp.	122,801	2,223,570
WiseTech Global, Ltd.	5,743	381,787
Woodside Energy Group, Ltd.	66,590	1,253,952
Woolworths Group, Ltd.	42,842	961,886
		42,673,295
Austria - 0.1%
Erste Group Bank AG	12,059	570,815
OMV AG	5,543	240,939
Verbund AG	2,442	193,217
voestalpine AG	4,357	117,791
		1,122,762
Belgium - 0.5%
Ageas SA/NV	5,462	249,214
Anheuser-Busch InBev SA/NV	31,652	1,837,581
D'ieteren Group	850	179,989
Elia Group SA/NV	1,148	107,219
Groupe Bruxelles Lambert NV	3,220	229,269
KBC Group NV	8,781	618,731
Lotus Bakeries NV	14	144,360

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Sofina SA	537	$122,196
Syensqo SA	2,508	223,859
UCB SA	4,453	661,212
Umicore SA	7,155	107,674
Warehouses De Pauw CVA	6,048	163,348
		4,644,652
Brazil - 0.8%
Ambev SA	165,730	338,273
Atacadao SA (A)	21,800	35,176
B3 SA - Brasil Bolsa Balcao	196,921	360,722
Banco Bradesco SA	56,324	112,747
Banco BTG Pactual SA	40,604	224,516
Banco do Brasil SA	60,326	288,243
BB Seguridade Participacoes SA	24,400	143,735
BRF SA (A)	20,700	83,946
Caixa Seguridade Participacoes SA	20,700	52,990
CCR SA	40,100	83,498
Centrais Eletricas Brasileiras SA	42,847	274,783
Centrais Eletricas Brasileiras SA, ADR	1,429	10,146
Cia de Saneamento Basico do Estado de Sao Paulo	12,070	161,873
Cia Siderurgica Nacional SA	10,900	25,173
Cia Siderurgica Nacional SA, ADR	11,800	27,140
Cosan SA	40,344	97,719
CPFL Energia SA	7,900	46,254
Energisa SA	8,850	72,224
Eneva SA (A)	16,700	37,940
Engie Brasil Energia SA	7,275	57,639
Equatorial Energia SA	36,904	202,605
Equatorial Energia SA, Receipt (A)	532	2,959
Hapvida Participacoes e Investimentos SA (A)(B)	167,399	114,692
Hypera SA	14,108	72,432
JBS SA (A)	27,373	158,016
Klabin SA	26,400	101,253
Localiza Rent a Car SA	32,116	241,297
Lojas Renner SA	32,186	71,856
Natura & Company Holding SA	31,629	87,926
Petroleo Brasileiro SA	130,529	942,874
PRIO SA	27,700	216,839
Raia Drogasil SA	44,036	202,294
Rede D'Or Sao Luiz SA (B)	19,600	95,369
Rumo SA	45,451	168,467
Sendas Distribuidora SA (A)	46,190	85,438
Suzano SA	24,163	246,424
Suzano SA, ADR (C)	3,164	32,494
Telefonica Brasil SA	9,652	78,285
Telefonica Brasil SA, ADR	6,017	49,400
TIM SA	28,020	79,597
TOTVS SA	17,746	96,601
Ultrapar Participacoes SA	25,400	98,145
Vale SA	119,350	1,328,412
Vibra Energia SA	35,500	132,726
WEG SA	58,916	444,655
		7,885,793
Canada - 7.3%
Agnico Eagle Mines, Ltd.	17,661	1,155,152
Air Canada (A)	7,300	95,516
Alimentation Couche-Tard, Inc.	27,000	1,515,142
AltaGas, Ltd.	10,300	232,720
ARC Resources, Ltd.	20,700	369,348
Bank of Montreal	25,977	2,180,431
Barrick Gold Corp.	43,777	730,230
Barrick Gold Corp. (London Stock Exchange)	18,057	302,202
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
BCE, Inc.	2,924	$94,706
Brookfield Asset Management, Ltd., Class A	12,268	467,028
Brookfield Corp. (A)	47,772	1,986,935
BRP, Inc.	1,300	83,290
CAE, Inc. (A)	12,000	222,887
Cameco Corp.	15,100	742,941
Canadian Apartment Properties REIT	3,400	110,471
Canadian Imperial Bank of Commerce	33,057	1,571,842
Canadian National Railway Company	19,200	2,268,829
Canadian Natural Resources, Ltd.	75,520	2,690,026
Canadian Pacific Kansas City, Ltd.	32,800	2,583,145
Canadian Tire Corp., Ltd., Class A	1,800	178,599
Canadian Utilities, Ltd., Class A	4,600	99,360
CCL Industries, Inc., Class B	5,400	283,963
Cenovus Energy, Inc.	49,502	972,997
CGI, Inc. (A)	7,200	718,658
Constellation Software, Inc.	700	2,016,970
Dollarama, Inc.	9,900	903,921
Element Fleet Management Corp.	13,500	245,616
Emera, Inc.	10,000	333,687
Empire Company, Ltd., Class A	4,900	125,253
Enbridge, Inc.	74,900	2,664,656
Fairfax Financial Holdings, Ltd.	719	817,953
First Quantum Minerals, Ltd.	24,554	322,529
FirstService Corp.	1,500	228,281
Fortis, Inc.	17,646	685,821
Franco-Nevada Corp.	6,757	801,130
George Weston, Ltd.	2,099	301,935
GFL Environmental, Inc.	7,900	307,673
Gildan Activewear, Inc.	6,000	227,579
Great-West Lifeco, Inc.	9,900	288,812
Hydro One, Ltd. (B)	11,900	346,636
iA Financial Corp., Inc.	3,500	219,791
IGM Financial, Inc.	3,000	82,826
Imperial Oil, Ltd.	6,630	452,064
Intact Financial Corp.	6,300	1,050,008
Ivanhoe Mines, Ltd., Class A (A)	23,800	307,057
Keyera Corp.	8,500	235,419
Kinross Gold Corp.	45,229	376,564
Loblaw Companies, Ltd.	5,540	642,665
Lundin Mining Corp.	23,200	258,277
Magna International, Inc.	9,500	398,180
Manulife Financial Corp. (D)	63,400	1,688,288
MEG Energy Corp. (A)	9,800	209,675
Metro, Inc.	7,957	440,818
National Bank of Canada	11,900	943,876
Northland Power, Inc.	8,938	153,665
Nutrien, Ltd.	17,390	885,358
Onex Corp.	2,700	183,585
Open Text Corp.	9,700	291,273
Pan American Silver Corp.	12,800	254,400
Parkland Corp.	5,416	151,825
Pembina Pipeline Corp.	20,398	756,846
Power Corp. of Canada	20,512	570,057
Quebecor, Inc., Class B	6,400	135,059
Restaurant Brands International, Inc.	10,546	743,127
RioCan Real Estate Investment Trust	6,300	77,412
Rogers Communications, Inc., Class B	12,613	466,516
Royal Bank of Canada	50,048	5,328,381
Saputo, Inc.	9,100	204,343
Shopify, Inc., Class A (A)	42,500	2,808,688
Stantec, Inc.	4,000	334,871
Sun Life Financial, Inc.	20,500	1,005,183
Suncor Energy, Inc.	45,335	1,728,168

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TC Energy Corp.	36,346	$1,377,803
Teck Resources, Ltd., Class B	16,161	774,471
TELUS Corp.	16,700	252,810
TFI International, Inc.	2,800	406,558
The Bank of Nova Scotia	43,083	1,970,786
The Descartes Systems Group, Inc. (A)	2,900	280,980
The Toronto-Dominion Bank	62,184	3,418,177
Thomson Reuters Corp.	5,554	936,229
TMX Group, Ltd.	10,000	278,352
Toromont Industries, Ltd.	3,200	283,335
Tourmaline Oil Corp.	11,800	535,207
West Fraser Timber Company, Ltd.	2,100	161,286
Wheaton Precious Metals Corp.	15,870	832,101
WSP Global, Inc.	4,400	685,159
		67,852,389
Chile - 0.2%
Antofagasta PLC	13,585	361,034
Banco de Chile	1,538,226	171,648
Banco de Credito e Inversiones SA	2,615	73,583
Banco Santander Chile, ADR	5,508	103,716
Cencosud SA	42,702	80,544
Cia Sud Americana de Vapores SA	530,399	33,682
Empresas CMPC SA	38,455	72,329
Empresas COPEC SA	13,196	101,664
Enel Americas SA	726,053	67,586
Enel Chile SA, ADR	18,222	51,022
Falabella SA (A)	29,974	92,402
Latam Airlines Group SA	6,198,376	84,573
Sociedad Quimica y Minera de Chile SA, ADR (C)	4,430	180,523
		1,474,306
China - 6.4%
360 Security Technology, Inc., Class A	14,500	15,270
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	8,422
AAC Technologies Holdings, Inc.	27,342	106,980
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	24,289
AECC Aviation Power Company, Ltd., Class A	5,500	27,639
Agricultural Bank of China, Ltd., Class A	165,700	99,440
Agricultural Bank of China, Ltd., H Shares	1,000,000	426,837
Aier Eye Hospital Group Company, Ltd., Class A	19,585	27,782
Air China, Ltd., Class A (A)	23,600	23,957
Akeso, Inc. (A)(B)	21,000	101,234
Alibaba Group Holding, Ltd.	538,200	4,850,693
Alibaba Group Holding, Ltd., ADR	1,300	93,600
Aluminum Corp. of China, Ltd., A Shares	29,100	30,506
Aluminum Corp. of China, Ltd., H Shares	131,220	89,375
Angel Yeast Company, Ltd., Class A	1,800	6,906
Anhui Conch Cement Company, Ltd., Class A	8,900	28,871
Anhui Conch Cement Company, Ltd., H Shares	44,290	105,353
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	53,475
Anhui Gujing Distillery Company, Ltd., Class A	900	26,102
Anhui Jianghuai Automobile Group Corp., Ltd., Class A (A)	4,500	9,786
Anhui Yingjia Distillery Company, Ltd., Class A	1,400	11,065
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Anker Innovations Technology Company, Ltd., Class A	1,040	$10,173
ANTA Sports Products, Ltd.	44,200	422,728
Asymchem Laboratories Tianjin Company, Ltd., Class A	700	6,333
Autobio Diagnostics Company, Ltd., Class A	1,200	7,600
Autohome, Inc., ADR	2,600	71,370
Avary Holding Shenzhen Company, Ltd., Class A	4,000	21,818
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	6,099
AviChina Industry & Technology Company, Ltd., H Shares	72,000	32,317
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	12,849
Baidu, Inc., Class A (A)	80,300	869,332
Bank of Beijing Company, Ltd., Class A	47,000	37,737
Bank of Changsha Company, Ltd., Class A	8,400	9,451
Bank of Chengdu Company, Ltd., Class A	7,700	16,091
Bank of China, Ltd., Class A	78,100	49,637
Bank of China, Ltd., H Shares	2,785,563	1,372,745
Bank of Communications Company, Ltd., Class A	87,300	89,707
Bank of Communications Company, Ltd., H Shares	308,527	241,848
Bank of Hangzhou Company, Ltd., Class A	11,400	20,456
Bank of Jiangsu Company, Ltd., Class A	33,410	34,142
Bank of Nanjing Company, Ltd., Class A	21,500	30,722
Bank of Ningbo Company, Ltd., Class A	13,750	41,646
Bank of Shanghai Company, Ltd., Class A	31,610	31,562
Baoshan Iron & Steel Company, Ltd., Class A	41,300	37,755
Beijing Kingsoft Office Software, Inc., Class A	935	29,126
Beijing New Building Materials PLC, Class A	3,500	14,272
Beijing Roborock Technology Company, Ltd., Class A	273	14,720
Beijing Tiantan Biological Products Corp., Ltd., Class A	4,080	13,676
Beijing Tongrentang Company, Ltd., Class A	2,800	14,708
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,800	16,302
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	74,312
Bethel Automotive Safety Systems Company, Ltd., Class A	1,260	6,736
Bilibili, Inc., Class Z (A)	7,960	123,749
Bloomage Biotechnology Corp., Ltd., Class A (A)	1,000	7,775
BOC International China Company, Ltd., Class A	5,800	7,226
BOE Technology Group Company, Ltd., Class A	75,300	42,343
BYD Company, Ltd., Class A	4,000	137,488
BYD Company, Ltd., H Shares	36,605	1,087,126
BYD Electronic International Company, Ltd.	26,500	131,885
By-health Company, Ltd., Class A	3,500	6,517
Caitong Securities Company, Ltd., Class A	9,600	8,713
Cambricon Technologies Corp., Ltd., Class A (A)	844	22,838
Cathay Biotech, Inc., Class A	1,211	7,552

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CGN Power Company, Ltd., Class A	32,300	$20,576
CGN Power Company, Ltd., H Shares (B)	364,000	160,029
Changchun High & New Technology Industry Group, Inc., Class A	800	10,085
Changjiang Securities Company, Ltd., Class A	11,500	7,630
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	9,245
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	15,630
China Baoan Group Company, Ltd., Class A	5,400	6,383
China CITIC Bank Corp., Ltd., H Shares	310,800	199,129
China Coal Energy Company, Ltd., H Shares	70,000	81,758
China Communications Services Corp., Ltd., H Shares	129,600	69,822
China Construction Bank Corp., Class A	15,400	15,677
China Construction Bank Corp., H Shares	3,372,914	2,493,332
China CSSC Holdings, Ltd., Class A	9,100	50,908
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	19,575
China Energy Engineering Corp., Ltd., Class A (A)	65,700	19,153
China Everbright Bank Company, Ltd., Class A	88,600	38,652
China Everbright Bank Company, Ltd., H Shares	120,000	37,300
China Feihe, Ltd. (B)	119,000	54,897
China Galaxy Securities Company, Ltd., Class A	9,000	13,416
China Galaxy Securities Company, Ltd., H Shares	129,500	67,637
China Great Wall Securities Company, Ltd., Class A	8,400	7,733
China Greatwall Technology Group Company, Ltd., Class A	6,500	7,799
China Hongqiao Group, Ltd.	100,000	150,910
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	16,267
China International Capital Corp., Ltd., H Shares (B)	52,000	57,633
China Jushi Company, Ltd., Class A	8,100	12,301
China Life Insurance Company, Ltd., Class A	4,500	19,180
China Life Insurance Company, Ltd., H Shares	255,624	360,700
China Literature, Ltd. (A)(B)	14,000	44,972
China Longyuan Power Group Corp., Ltd., H Shares	114,000	102,337
China Mengniu Dairy Company, Ltd.	108,004	193,286
China Merchants Bank Company, Ltd., Class A	45,900	215,728
China Merchants Bank Company, Ltd., H Shares	136,823	621,743
China Merchants Energy Shipping Company, Ltd., Class A (A)	16,500	19,194
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	10,606
China Merchants Securities Company, Ltd., Class A	16,510	31,548
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A (A)	17,600	$21,227
China Minsheng Banking Corp., Ltd., Class A (A)	78,880	41,133
China Minsheng Banking Corp., Ltd., H Shares	230,496	79,654
China National Building Material Company, Ltd., H Shares	138,000	49,298
China National Chemical Engineering Company, Ltd., Class A (A)	12,700	14,385
China National Nuclear Power Company, Ltd., Class A	38,300	56,164
China National Software & Service Company, Ltd., Class A (A)	1,800	7,407
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	17,256
China Oilfield Services, Ltd., H Shares	56,000	53,694
China Pacific Insurance Group Company, Ltd., Class A (A)	14,000	53,524
China Pacific Insurance Group Company, Ltd., H Shares	94,100	228,993
China Petroleum & Chemical Corp., Class A	56,700	49,271
China Petroleum & Chemical Corp., H Shares	873,361	564,820
China Railway Group, Ltd., Class A	42,700	38,250
China Railway Group, Ltd., H Shares	144,000	79,438
China Railway Signal & Communication Corp., Ltd., Class A	14,917	12,313
China Rare Earth Resources and Technology Company, Ltd., Class A	2,200	7,665
China Resources Microelectronics, Ltd., Class A	2,675	13,764
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	77,439
China Resources Pharmaceutical Group, Ltd. (B)	53,000	39,176
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	2,600	15,233
China Shenhua Energy Company, Ltd., Class A	13,400	81,789
China Shenhua Energy Company, Ltd., H Shares	117,000	539,286
China Southern Airlines Company, Ltd., Class A (A)	23,300	18,869
China State Construction Engineering Corp., Ltd., Class A	93,340	68,184
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	35,192
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	36,852
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	3,800	23,219
China Tower Corp., Ltd., H Shares (B)	1,496,000	193,360
China United Network Communications, Ltd., Class A	64,400	41,553
China Vanke Company, Ltd., Class A	21,600	20,538
China Vanke Company, Ltd., H Shares	74,500	44,343
China XD Electric Company, Ltd., Class A	10,600	11,698
China Yangtze Power Company, Ltd., Class A	48,900	194,521
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,100	6,278
China Zheshang Bank Company, Ltd., Class A	43,700	16,585

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Brewery Company, Ltd., Class A	1,000	$8,337
Chongqing Changan Automobile Company, Ltd., Class A	16,800	30,953
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	12,712
Chongqing Zhifei Biological Products Company, Ltd., Class A (A)	4,650	17,905
Citic Pacific Special Steel Group Company, Ltd., Class A	7,100	13,255
CITIC Securities Company, Ltd., Class A	25,185	62,957
CITIC Securities Company, Ltd., H Shares	61,825	90,616
CITIC, Ltd.	207,967	188,998
CMOC Group, Ltd., Class A	28,400	33,127
CMOC Group, Ltd., H Shares	129,000	117,721
CNGR Advanced Material Company, Ltd., Class A	1,960	8,343
CNPC Capital Company, Ltd., Class A	17,300	13,120
Contemporary Amperex Technology Company, Ltd., Class A	9,320	230,870
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	15,456
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	57,079
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	55,447
COSCO SHIPPING Holdings Company, Ltd., H Shares	101,600	177,333
Country Garden Holdings Company, Ltd. (A)	420,117	42,348
CRRC Corp., Ltd., Class A	49,300	50,887
CRRC Corp., Ltd., H Shares	145,000	93,523
CSC Financial Company, Ltd., Class A	9,000	23,785
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,880	10,000
CSPC Pharmaceutical Group, Ltd.	303,120	241,402
Daqin Railway Company, Ltd., Class A	30,700	30,253
Dong-E-E-Jiao Company, Ltd., Class A	1,300	11,193
Dongfang Electric Corp., Ltd., Class A	5,800	14,712
East Money Information Company, Ltd., Class A	30,896	44,800
Eastroc Beverage Group Company, Ltd., Class A	500	14,829
Ecovacs Robotics Company, Ltd., Class A	2,300	14,896
Empyrean Technology Company, Ltd., Class A	800	8,473
ENN Energy Holdings, Ltd.	27,900	229,821
ENN Natural Gas Company, Ltd., Class A	5,400	15,445
Eoptolink Technology, Inc., Ltd., Class A	1,500	21,589
Eve Energy Company, Ltd., Class A	4,181	22,957
Everbright Securities Company, Ltd., Class A	8,700	17,463
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	6,528
Flat Glass Group Company, Ltd., Class A	3,300	9,114
Flat Glass Group Company, Ltd., H Shares	23,000	33,748
Focus Media Information Technology Company, Ltd., Class A	32,700	27,229
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	48,753
Fosun International, Ltd.	85,000	45,623
Founder Securities Company, Ltd., Class A	16,700	17,716
Foxconn Industrial Internet Company, Ltd., Class A	27,100	100,757
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	$29,659
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	120,491
GalaxyCore, Inc., Class A	3,600	5,984
Ganfeng Lithium Group Company, Ltd., Class A	3,360	13,222
Ganfeng Lithium Group Company, Ltd., H Shares (B)	12,039	23,390
GD Power Development Company, Ltd., Class A	36,100	29,752
GEM Company, Ltd., Class A	10,700	9,371
Genscript Biotech Corp. (A)	40,000	42,428
GF Securities Company, Ltd., Class A	13,200	22,076
GF Securities Company, Ltd., H Shares	47,800	39,545
Giant Biogene Holding Company, Ltd. (B)	10,200	59,674
GigaDevice Semiconductor, Inc., Class A (A)	1,372	17,973
GoerTek, Inc., Class A	5,200	13,927
Goldwind Science & Technology Company, Ltd., Class A	7,700	7,107
Goneo Group Company, Ltd., Class A	1,305	13,841
Gotion High-tech Company, Ltd., Class A	3,700	9,738
Great Wall Motor Company, Ltd., Class A	5,000	17,384
Great Wall Motor Company, Ltd., H Shares	81,500	125,389
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	30,753
GRG Banking Equipment Company, Ltd., Class A	5,200	7,469
Guangdong Haid Group Company, Ltd., Class A	3,500	22,650
Guanghui Energy Company, Ltd., Class A	13,500	12,420
Guangzhou Automobile Group Company, Ltd., Class A	10,000	10,636
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	35,377
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	9,278
Guangzhou Haige Communications Group, Inc. Company, Class A	5,200	7,400
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,000	3,738
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,500	6,079
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	9,414
Guosen Securities Company, Ltd., Class A	13,300	15,875
Guotai Junan Securities Company, Ltd., Class A	16,700	31,075
Guoyuan Securities Company, Ltd., Class A	9,100	7,576
H World Group, Ltd., ADR	7,100	236,572
Haidilao International Holding, Ltd. (B)	56,000	100,587
Haier Smart Home Company, Ltd., Class A	13,600	52,970
Haier Smart Home Company, Ltd., H Shares	83,800	279,293
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	12,280
Hainan Airport Infrastructure Company, Ltd., Class A (A)	23,700	10,229
Haitian International Holdings, Ltd.	21,000	59,431
Haitong Securities Company, Ltd., Class A	18,000	21,151
Haitong Securities Company, Ltd., H Shares	113,200	52,500

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hangzhou First Applied Material Company, Ltd., Class A	7,683	$15,512
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	2,600	6,246
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	11,348
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	83,752
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	2,600	7,599
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	13,053
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	23,547
Hengan International Group Company, Ltd.	25,000	76,136
Hengli Petrochemical Company, Ltd., Class A	14,600	27,995
Hengtong Optic-electric Company, Ltd., Class A	5,100	11,045
Hisense Home Appliances Group Company, Ltd., H Shares	12,000	39,421
Hisense Visual Technology Company, Ltd., Class A	2,700	9,188
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	12,798
HLA Group Corp., Ltd., Class A	9,100	11,553
Horizon Construction Development, Ltd. (A)	12,222	2,349
Hoshine Silicon Industry Company, Ltd., Class A (A)	1,600	10,275
Hua Hong Semiconductor, Ltd. (B)	20,000	56,311
Huadian Power International Corp., Ltd., Class A	17,700	16,907
Huadong Medicine Company, Ltd., Class A	2,800	10,703
Huafon Chemical Company, Ltd., Class A	10,300	10,153
Huagong Tech Company, Ltd., Class A	2,100	8,592
Huaibei Mining Holdings Company, Ltd., Class A	5,200	11,988
Hualan Biological Engineering, Inc., Class A	4,030	8,749
Huaneng Power International, Inc., Class A	18,600	24,598
Huaneng Power International, Inc., H Shares (A)	149,436	110,439
Huatai Securities Company, Ltd., Class A	16,400	27,891
Huatai Securities Company, Ltd., H Shares (B)	48,800	53,792
Huaxia Bank Company, Ltd., Class A	28,500	25,088
Huayu Automotive Systems Company, Ltd., Class A	5,100	11,487
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	1,900	8,283
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	13,156
Humanwell Healthcare Group Company, Ltd., Class A	3,400	8,025
Hunan Valin Steel Company, Ltd., Class A	14,300	8,710
Hundsun Technologies, Inc., Class A	3,075	7,446
Hwatsing Technology Company, Ltd., Class A	330	8,580
Hygeia Healthcare Holdings Company, Ltd. (A)(B)	11,400	41,059
Hygon Information Technology Company, Ltd., Class A	3,973	38,168
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
IEIT Systems Company, Ltd., Class A	3,248	$16,140
Iflytek Company, Ltd., Class A	4,700	27,667
Imeik Technology Development Company, Ltd., Class A	560	13,252
Industrial & Commercial Bank of China, Ltd., Class A	120,000	94,096
Industrial & Commercial Bank of China, Ltd., H Shares	2,282,735	1,356,811
Industrial Bank Company, Ltd., Class A (A)	46,200	111,941
Industrial Securities Company, Ltd., Class A	14,900	10,350
Ingenic Semiconductor Company, Ltd., Class A	2,800	21,256
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	94,300	18,145
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	13,644
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	8,883
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	48,301
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	65,302
Innovent Biologics, Inc. (A)(B)	42,000	197,701
iQIYI, Inc., ADR (A)	15,000	55,050
Isoftstone Information Technology Group Company, Ltd., Class A	2,000	9,636
JA Solar Technology Company, Ltd., Class A	6,272	9,650
Jason Furniture Hangzhou Company, Ltd., Class A	1,700	7,542
JCET Group Company, Ltd., Class A	3,600	15,646
JD Health International, Inc. (A)(B)	38,200	103,581
JD Logistics, Inc. (A)(B)	67,000	71,679
JD.com, Inc., Class A	82,173	1,067,203
Jiangsu Eastern Shenghong Company, Ltd., Class A	13,400	14,683
Jiangsu Expressway Company, Ltd., H Shares	41,145	43,891
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	18,964
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A (A)	14,198	75,045
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	17,781
Jiangsu Pacific Quartz Company, Ltd., Class A	1,200	4,891
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	37,728
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	10,853
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	15,447
Jiangxi Copper Company, Ltd., Class A	4,300	13,977
Jiangxi Copper Company, Ltd., H Shares	39,075	77,777
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	9,586
Jinko Solar Company, Ltd., Class A	13,511	13,176
Jizhong Energy Resources Company, Ltd., Class A	7,300	6,733
Jointown Pharmaceutical Group Company, Ltd., Class A	10,449	7,011
Juneyao Airlines Company, Ltd., Class A	4,600	6,952

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Kanzhun, Ltd., ADR	9,300	$174,933
KE Holdings, Inc., ADR	23,000	325,450
Kingdee International Software Group Company, Ltd. (A)	101,000	94,445
Kingsoft Corp., Ltd.	32,800	94,476
Kuaishou Technology (A)(B)	81,100	476,045
Kuang-Chi Technologies Company, Ltd., Class A (A)	4,500	10,714
Kunlun Tech Company, Ltd., Class A	2,500	11,056
Kweichow Moutai Company, Ltd., Class A	2,700	544,002
LB Group Company, Ltd., Class A	5,000	12,766
Lenovo Group, Ltd.	277,436	389,353
Lens Technology Company, Ltd., Class A	7,300	18,290
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	8,164
Li Auto, Inc., Class A (A)	43,500	389,563
Li Ning Company, Ltd.	80,500	173,473
Liaoning Port Company, Ltd., Class A	39,100	6,620
Lingyi iTech Guangdong Company, Class A	12,700	12,413
Longfor Group Holdings, Ltd. (B)	65,779	89,865
LONGi Green Energy Technology Company, Ltd., Class A	15,064	29,017
Luxshare Precision Industry Company, Ltd., Class A (A)	15,495	83,580
Luzhou Laojiao Company, Ltd., Class A	3,300	65,033
Mango Excellent Media Company, Ltd., Class A	3,300	9,465
Maxscend Microelectronics Company, Ltd., Class A	1,440	15,357
Meihua Holdings Group Company, Ltd., Class A	6,100	8,400
Meituan, Class B (A)(B)	178,000	2,530,144
Metallurgical Corp. of China, Ltd., Class A	28,700	12,235
MGI Tech Company, Ltd., Class A	863	5,622
Midea Group Company, Ltd., Class A	7,300	64,720
MINISO Group Holding, Ltd., ADR	3,276	62,473
Montage Technology Company, Ltd., Class A	2,305	18,030
Muyuan Foods Company, Ltd., Class A	11,382	68,231
Nanjing Securities Company, Ltd., Class A	7,700	8,129
NARI Technology Company, Ltd., Class A	17,798	61,009
National Silicon Industry Group Company, Ltd., Class A (A)	5,536	10,494
NAURA Technology Group Company, Ltd., Class A	1,100	48,248
NetEase, Inc.	67,900	1,296,613
New China Life Insurance Company, Ltd., Class A	4,600	18,934
New China Life Insurance Company, Ltd., H Shares	29,500	56,121
New Hope Liuhe Company, Ltd., Class A (A)	6,800	8,545
New Oriental Education & Technology Group, Inc. (A)	52,500	403,521
Ninestar Corp., Class A (A)	2,900	10,510
Ningbo Deye Technology Company, Ltd., Class A	1,260	12,879
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	13,955
Ningbo Tuopu Group Company, Ltd., Class A	2,200	16,146
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	35,496
NIO, Inc., ADR (A)(C)	46,800	194,688
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Nongfu Spring Company, Ltd., H Shares (B)	71,000	$337,242
Oppein Home Group, Inc., Class A	1,100	8,084
Orient Securities Company, Ltd., Class A	12,288	12,829
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	19,300	6,628
People.cn Company, Ltd., Class A	2,300	6,290
PetroChina Company, Ltd., Class A	44,800	63,526
PetroChina Company, Ltd., H Shares	742,261	749,502
Pharmaron Beijing Company, Ltd., Class A	3,000	7,651
PICC Property & Casualty Company, Ltd., H Shares	252,363	312,869
Ping An Bank Company, Ltd., Class A	38,200	53,281
Ping An Insurance Group Company of China, Ltd., Class A	24,100	136,821
Ping An Insurance Group Company of China, Ltd., H Shares	235,290	1,065,999
Piotech, Inc., Class A	568	9,347
Poly Developments and Holdings Group Company, Ltd., Class A (A)	26,500	31,899
Pop Mart International Group, Ltd. (B)	19,200	93,642
Postal Savings Bank of China Company, Ltd., Class A	58,900	41,074
Postal Savings Bank of China Company, Ltd., H Shares (B)	280,000	163,942
Power Construction Corp. of China, Ltd., Class A	35,800	27,505
Qifu Technology, Inc., ADR	3,800	74,974
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	26,368
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	9,825
Rongsheng Petrochemical Company, Ltd., Class A	21,050	27,953
SAIC Motor Corp., Ltd., Class A	17,300	32,968
Sailun Group Company, Ltd., Class A	6,500	12,505
Sanan Optoelectronics Company, Ltd., Class A	10,100	16,258
Sangfor Technologies, Inc., Class A	700	4,855
Sany Heavy Industry Company, Ltd., Class A	18,600	42,187
Satellite Chemical Company, Ltd., Class A	6,800	16,806
SDIC Capital Company, Ltd., Class A	13,300	10,329
SDIC Power Holdings Company, Ltd., Class A	15,100	37,910
Seres Group Company, Ltd., Class A (A)	3,100	38,732
SF Holding Company, Ltd., Class A	10,100	49,517
SG Micro Corp., Class A	1,000	11,361
Shaanxi Coal Industry Company, Ltd., Class A	19,600	69,475
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A (A)	7,500	10,273
Shandong Gold Mining Company, Ltd., Class A	5,880	22,053
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	42,854
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	15,746
Shandong Linglong Tyre Company, Ltd., Class A	3,100	7,823
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	12,720
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	11,135

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	$38,030
Shanghai Aiko Solar Energy Company, Ltd., Class A (A)	3,800	4,721
Shanghai Baosight Software Company, Ltd., Class A	4,320	18,943
Shanghai Baosight Software Company, Ltd., Class B	32,947	53,262
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	425	10,791
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	13,023
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	9,739
Shanghai International Airport Company, Ltd., Class A (A)	1,600	7,093
Shanghai International Port Group Company, Ltd., Class A	13,700	10,889
Shanghai M&G Stationery, Inc., Class A	2,000	8,593
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	14,719
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	46,693
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	73,870
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	7,956
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	14,831
Shanghai Rural Commercial Bank Company, Ltd., Class A	19,500	18,017
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	25,477
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	8,097
Shanxi Coal International Energy Group Company, Ltd., Class A	4,100	8,245
Shanxi Coking Coal Energy Group Company, Ltd., Class A (A)	11,600	16,449
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	15,215
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	71,220
Shede Spirits Company, Ltd., Class A	700	5,440
Shenergy Company, Ltd., Class A	10,200	12,391
Shengyi Technology Company, Ltd., Class A	5,100	14,714
Shennan Circuits Company, Ltd., Class A	1,120	16,253
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	21,444
Shenzhen Capchem Technology Company, Ltd., Class A	1,600	6,286
Shenzhen Energy Group Company, Ltd., Class A	9,900	9,941
Shenzhen Goodix Technology Company, Ltd., Class A	1,000	9,437
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	39,139
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,240	4,807
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	100,021
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	14,831
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	$8,420
Shenzhen Transsion Holdings Company, Ltd., Class A	2,280	23,971
Shenzhou International Group Holdings, Ltd.	28,300	276,445
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	3,500	7,379
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	25,284
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	12,933
Sichuan Road and Bridge Group Company, Ltd., Class A (A)	14,700	15,964
Sieyuan Electric Company, Ltd., Class A	1,600	14,705
Silergy Corp.	11,000	156,027
Sinolink Securities Company, Ltd., Class A (A)	7,700	7,982
Sinoma International Engineering Company, Class A	5,500	9,116
Sinopharm Group Company, Ltd., H Shares	46,400	123,401
Sinotruk Hong Kong, Ltd.	23,500	61,003
Smoore International Holdings, Ltd. (B)	62,000	75,035
Songcheng Performance Development Company, Ltd., Class A	5,760	6,359
SooChow Securities Company, Ltd., Class A	10,400	8,436
Spring Airlines Company, Ltd., Class A (A)	2,000	15,485
Sungrow Power Supply Company, Ltd., Class A	4,200	35,807
Sunny Optical Technology Group Company, Ltd.	24,400	150,043
SUPCON Technology Company, Ltd., Class A	1,640	8,491
Suzhou Maxwell Technologies Company, Ltd., Class A	600	9,859
Suzhou TFC Optical Communication Company, Ltd., Class A	1,120	13,517
TAL Education Group, ADR (A)	14,900	158,983
TBEA Company, Ltd., Class A	10,200	19,442
TCL Technology Group Corp., Class A	38,980	23,131
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A (A)	8,250	9,807
Tencent Holdings, Ltd.	232,900	11,048,852
Tencent Music Entertainment Group, ADR	26,000	365,300
The People's Insurance Company Group of China, Ltd., Class A	19,200	13,574
The People's Insurance Company Group of China, Ltd., H Shares	302,000	103,478
Thunder Software Technology Company, Ltd., Class A	900	5,630
Tianqi Lithium Corp., Class A	3,000	12,318
Tingyi Cayman Islands Holding Corp.	76,000	91,552
Tongcheng Travel Holdings, Ltd.	41,600	82,504
TongFu Microelectronics Company, Ltd., Class A	3,100	9,465
Tongkun Group Company, Ltd., Class A (A)	5,000	10,968
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	13,025
Tongwei Company, Ltd., Class A	9,300	24,423
Topsports International Holdings, Ltd. (B)	64,000	33,984
TravelSky Technology, Ltd., H Shares	31,000	36,246

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Trina Solar Company, Ltd., Class A	4,405	$10,228
Trip.com Group, Ltd. (A)	19,250	911,023
Tsingtao Brewery Company, Ltd., Class A	1,400	14,001
Tsingtao Brewery Company, Ltd., H Shares	22,000	146,329
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,679	12,107
Unisplendour Corp., Ltd., Class A	5,320	16,262
Vipshop Holdings, Ltd., ADR	13,100	170,562
Walvax Biotechnology Company, Ltd., Class A	3,400	5,316
Wanhua Chemical Group Company, Ltd., Class A	7,000	77,749
Weichai Power Company, Ltd., Class A	14,100	31,503
Weichai Power Company, Ltd., H Shares	64,720	123,218
Wens Foodstuffs Group Company, Ltd., Class A	14,160	38,612
Western Mining Company, Ltd., Class A	4,900	12,077
Western Securities Company, Ltd., Class A	9,300	7,913
Will Semiconductor Company, Ltd., Class A	4,185	57,133
Wingtech Technology Company, Ltd., Class A (A)	2,500	9,687
Wintime Energy Group Company, Ltd., Class A (A)	46,100	7,477
Wuhan Guide Infrared Company, Ltd., Class A	8,900	7,205
Wuliangye Yibin Company, Ltd., Class A (A)	8,600	151,180
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	20,855
WuXi AppTec Company, Ltd., Class A	5,544	29,878
WuXi AppTec Company, Ltd., H Shares (B)	12,106	45,271
WuXi Biologics Cayman, Inc. (A)(B)	132,500	194,998
XCMG Construction Machinery Company, Ltd., Class A	23,900	23,488
Xiamen C & D, Inc., Class A	6,200	7,612
Xiaomi Corp., Class B (A)(B)	539,400	1,133,930
Xinjiang Daqo New Energy Company, Ltd., Class A	3,610	10,124
Xinyi Solar Holdings, Ltd.	172,835	86,798
XPeng, Inc., A Shares (A)	43,400	160,070
Yadea Group Holdings, Ltd. (B)	42,000	52,839
Yankuang Energy Group Company, Ltd., Class A	7,800	24,383
Yankuang Energy Group Company, Ltd., H Shares	102,681	146,459
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	10,120
Yealink Network Technology Corp., Ltd., Class A	2,600	13,133
Yifeng Pharmacy Chain Company, Ltd., Class A	2,520	8,498
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	10,902
Yintai Gold Company, Ltd., Class A	5,800	12,949
YongXing Special Materials Technology Company, Ltd., Class A	1,100	5,404
Yonyou Network Technology Company, Ltd., Class A (A)	5,200	7,138
Youngor Fashion Company, Ltd., Class A	9,600	9,405
YTO Express Group Company, Ltd., Class A	7,000	15,046
Yum China Holdings, Inc.	14,200	437,928
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Yunda Holding Company, Ltd., Class A	3,120	$3,317
Yunnan Aluminium Company, Ltd., Class A	7,200	13,347
Yunnan Baiyao Group Company, Ltd., Class A	3,920	27,587
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	900	5,975
Yunnan Energy New Material Company, Ltd., Class A	1,800	7,835
Yunnan Yuntianhua Company, Ltd., Class A	3,800	10,145
Yutong Bus Company, Ltd., Class A	4,600	16,297
Zangge Mining Company, Ltd., Class A	3,300	10,909
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	28,503
Zhaojin Mining Industry Company, Ltd., H Shares	52,500	87,900
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	15,500	7,305
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	11,618
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	12,579
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	10,181
Zhejiang Dingli Machinery Company, Ltd., Class A	1,100	9,126
Zhejiang Expressway Company, Ltd., H Shares	68,610	46,173
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	10,019
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	10,271
Zhejiang Juhua Company, Ltd., Class A	5,600	18,588
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)	17,300	59,211
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	8,030
Zhejiang NHU Company, Ltd., Class A	6,912	18,249
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	9,446
Zhejiang Supor Company, Ltd., Class A	1,200	8,268
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	4,500	8,168
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	9,905
Zhejiang Zheneng Electric Power Company, Ltd., Class A (A)	22,900	22,412
Zheshang Securities Company, Ltd., Class A	8,100	11,925
Zhongji Innolight Company, Ltd., Class A	2,240	42,026
Zhongjin Gold Corp., Ltd., Class A	9,800	19,888
Zhongsheng Group Holdings, Ltd.	28,500	41,632
Zhongtai Securities Company, Ltd., Class A	14,100	10,986
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	12,246
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	70,928
Zijin Mining Group Company, Ltd., Class A	41,700	100,362
Zijin Mining Group Company, Ltd., H Shares	193,469	407,641
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	15,100

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
ZTE Corp., Class A (A)	7,600	$29,140
ZTE Corp., H Shares (A)	25,887	57,025
ZTO Express Cayman, Inc., ADR	15,400	319,550
		59,599,121
Colombia - 0.0%
Bancolombia SA, ADR	3,847	125,605
Czech Republic - 0.0%
CEZ AS	5,524	207,576
Komercni banka AS	3,440	114,922
Moneta Money Bank AS (B)	9,000	39,221
		361,719
Denmark - 2.5%
A.P. Moller - Maersk A/S, Series A	118	200,224
A.P. Moller - Maersk A/S, Series B	164	284,433
Carlsberg A/S, Class B	3,454	414,667
Coloplast A/S, B Shares	4,442	533,987
Danske Bank A/S	24,190	721,492
Demant A/S (A)	3,300	142,925
DSV A/S	6,144	943,093
Genmab A/S (A)	2,317	580,625
Novo Nordisk A/S, Class B	114,947	16,447,177
Novozymes A/S, B Shares	13,085	799,421
Orsted A/S (A)(B)	6,634	352,408
Pandora A/S	2,888	434,682
ROCKWOOL A/S, B Shares	352	142,694
Tryg A/S	13,079	285,758
Vestas Wind Systems A/S (A)	35,571	824,819
		23,108,405
Egypt - 0.0%
Commercial International Bank Egypt SAE	79,768	128,505
Eastern Company SAE	49,043	18,564
Talaat Moustafa Group	32,709	38,744
		185,813
Finland - 0.6%
Elisa OYJ	4,868	222,871
Fortum OYJ	16,798	245,915
Kesko OYJ, B Shares	9,211	162,040
Kone OYJ, B Shares	11,833	586,697
Metso OYJ	22,595	240,149
Neste OYJ	14,709	262,475
Nokia OYJ	131,593	500,852
Nokia OYJ (Euronext Paris Exchange)	56,247	214,522
Nordea Bank ABP	108,931	1,298,523
Nordea Bank ABP (Nasdaq Stockholm Exchange)	1,569	18,704
Orion OYJ, Class B	3,780	161,215
Sampo OYJ, A Shares	15,901	685,719
Stora Enso OYJ, R Shares	20,482	279,692
UPM-Kymmene OYJ	18,718	657,424
Wartsila OYJ ABP	17,716	343,447
		5,880,245
France - 6.8%
Accor SA	6,830	279,477
Aeroports de Paris SA	1,190	144,943
Air Liquide SA	20,332	3,509,049
Airbus SE	20,930	2,872,575
Alstom SA	11,756	198,263
Amundi SA (B)	2,415	156,195
Arkema SA	2,115	184,308
AXA SA	63,693	2,087,299
BioMerieux	1,432	136,167
BNP Paribas SA	36,376	2,326,323
Bollore SE	24,915	146,274
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Bouygues SA	6,976	$224,239
Bureau Veritas SA	11,003	305,764
Capgemini SE	5,448	1,082,178
Carrefour SA	20,223	286,565
Cie de Saint-Gobain SA	15,985	1,243,220
Cie Generale des Etablissements Michelin SCA	23,852	921,907
Covivio SA	1,779	85,069
Credit Agricole SA	36,809	502,613
Danone SA	22,581	1,383,082
Dassault Aviation SA	697	126,218
Dassault Systemes SE	23,572	886,331
Edenred SE	8,717	369,704
Eiffage SA	2,589	237,946
Engie SA	64,334	921,286
EssilorLuxottica SA	10,566	2,270,462
Eurazeo SE	1,666	132,844
Gecina SA	1,814	167,453
Getlink SE	12,097	200,295
Hermes International SCA	1,111	2,565,994
Ipsen SA	1,496	183,797
Kering SA	2,611	949,739
Klepierre SA	8,046	214,812
La Francaise des Jeux SAEM (B)	3,888	132,426
Legrand SA	9,260	919,103
L'Oreal SA	8,476	3,730,845
LVMH Moet Hennessy Louis Vuitton SE	9,714	7,458,326
Orange SA	65,587	657,871
Pernod Ricard SA	7,172	978,545
Publicis Groupe SA	8,062	856,338
Remy Cointreau SA	936	78,646
Renault SA	7,048	361,455
Rexel SA	7,770	200,999
Safran SA	12,040	2,537,532
Sanofi SA	40,095	3,866,888
Sartorius Stedim Biotech	1,029	170,054
Schneider Electric SE	18,545	4,446,085
Schneider Electric SE (Euronext London Exchange)	623	149,173
SEB SA	1,019	104,584
Societe Generale SA	25,345	595,888
Sodexo SA	3,211	289,250
Teleperformance SE	2,141	226,194
Thales SA	3,332	533,014
TotalEnergies SE	75,666	5,066,126
Unibail-Rodamco-Westfield (A)	3,749	296,273
Unibail-Rodamco-Westfield, CHESS Depositary Interest	7,913	31,126
Veolia Environnement SA	24,274	727,076
Vinci SA	17,652	1,860,599
Vivendi SE	24,474	255,793
		63,832,600
Germany - 5.1%
adidas AG	5,681	1,356,434
Allianz SE	13,798	3,832,132
BASF SE	31,301	1,513,172
Bayer AG	34,454	971,190
Bayerische Motoren Werke AG	11,232	1,062,451
Bechtle AG	3,255	153,111
Beiersdorf AG	3,535	517,404
Brenntag SE	4,572	308,427
Carl Zeiss Meditec AG, Bearer Shares	1,435	100,886
Commerzbank AG	37,723	572,192
Continental AG	4,116	233,119
Covestro AG (A)(B)	7,081	415,066

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
CTS Eventim AG & Company KGaA	2,198	$182,982
Daimler Truck Holding AG	18,760	748,208
Delivery Hero SE (A)(B)	6,759	160,557
Deutsche Bank AG	67,975	1,086,415
Deutsche Boerse AG	6,663	1,361,895
Deutsche Lufthansa AG	23,929	146,773
Deutsche Post AG	34,763	1,411,619
Deutsche Telekom AG	114,166	2,869,621
E.ON SE	79,081	1,039,337
Evonik Industries AG	9,028	184,214
Fresenius Medical Care AG	7,203	275,276
Fresenius SE & Company KGaA (A)	14,815	442,588
GEA Group AG	5,882	244,535
Hannover Rueck SE	2,124	537,666
Heidelberg Materials AG	4,810	497,230
Henkel AG & Company KGaA	3,884	305,582
Infineon Technologies AG	45,799	1,680,838
Knorr-Bremse AG	2,779	212,413
LEG Immobilien SE	2,553	208,570
Mercedes-Benz Group AG	28,140	1,947,613
Merck KGaA	4,533	749,647
MTU Aero Engines AG	1,888	481,352
Muenchener Rueckversicherungs-Gesellschaft AG	4,786	2,392,787
Nemetschek SE	2,010	196,230
Puma SE	3,943	181,102
Rational AG	207	171,628
Rheinmetall AG	1,528	778,693
RWE AG	22,174	760,687
SAP SE	36,781	7,388,408
Scout24 SE (B)	2,538	193,913
Siemens AG	26,770	4,982,580
Siemens Energy AG (A)	21,116	550,591
Siemens Healthineers AG (B)	9,890	569,556
Symrise AG	4,743	580,340
Talanx AG	2,143	170,775
Volkswagen AG	999	119,704
Vonovia SE	25,713	731,751
Zalando SE (A)(B)	7,664	179,910
		47,759,170
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	120,524
Eurobank Ergasias Services and Holdings SA (A)	91,237	197,847
FF Group (A)(E)	1,869	0
Hellenic Telecommunications Organization SA	8,503	122,220
JUMBO SA	3,913	112,221
Metlen Energy & Metals SA	3,775	140,928
Motor Oil Hellas Corinth Refineries SA	2,077	52,102
National Bank of Greece SA (A)	26,577	220,812
OPAP SA	7,073	110,899
Piraeus Financial Holdings SA (A)	36,819	133,986
Public Power Corp. SA (A)	6,989	84,063
		1,295,602
Hong Kong - 1.5%
AIA Group, Ltd.	398,400	2,695,475
Alibaba Health Information Technology, Ltd. (A)	194,000	77,454
Beijing Enterprises Holdings, Ltd.	19,786	66,381
Beijing Enterprises Water Group, Ltd.	198,000	60,811
BOC Hong Kong Holdings, Ltd.	132,328	408,324
Bosideng International Holdings, Ltd.	132,000	82,158
Brilliance China Automotive Holdings, Ltd.	104,000	109,060
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
C&D International Investment Group, Ltd.	25,000	$46,419
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,803
China Gas Holdings, Ltd.	104,200	93,360
China Merchants Port Holdings Company, Ltd.	52,898	78,602
China Overseas Land & Investment, Ltd.	131,382	227,419
China Power International Development, Ltd.	185,000	96,027
China Resources Beer Holdings Company, Ltd.	55,979	188,309
China Resources Gas Group, Ltd.	30,000	105,029
China Resources Land, Ltd.	110,964	377,980
China Resources Power Holdings Company, Ltd.	68,244	209,090
China Ruyi Holdings, Ltd. (A)	200,000	53,648
China State Construction International Holdings, Ltd.	71,250	96,874
China Taiping Insurance Holdings Company, Ltd.	60,500	61,675
Chow Tai Fook Jewellery Group, Ltd.	80,800	87,474
CK Asset Holdings, Ltd.	73,046	273,635
CK Hutchison Holdings, Ltd.	94,163	449,165
CK Infrastructure Holdings, Ltd.	24,772	139,895
CLP Holdings, Ltd.	59,400	480,434
COSCO SHIPPING Ports, Ltd.	2,266	1,562
Far East Horizon, Ltd.	66,000	42,812
Futu Holdings, Ltd., ADR (A)	1,900	124,650
Galaxy Entertainment Group, Ltd.	77,000	358,353
GCL Technology Holdings, Ltd. (A)	759,000	112,426
Geely Automobile Holdings, Ltd.	206,000	231,626
Guangdong Investment, Ltd.	99,220	57,965
Hang Seng Bank, Ltd.	27,319	351,223
Henderson Land Development Company, Ltd.	55,324	148,333
HKT Trust & HKT, Ltd.	145,233	162,900
Hong Kong & China Gas Company, Ltd.	404,091	307,085
Hong Kong Exchanges & Clearing, Ltd.	42,214	1,350,981
Hongkong Land Holdings, Ltd.	44,100	142,081
Jardine Matheson Holdings, Ltd.	5,400	190,617
Kunlun Energy Company, Ltd.	134,000	138,646
Link REIT	90,646	352,011
MTR Corp., Ltd.	59,022	186,299
Orient Overseas International, Ltd.	4,500	73,126
Power Assets Holdings, Ltd.	51,582	278,773
Prudential PLC	96,432	874,347
Sino Biopharmaceutical, Ltd.	346,500	118,509
Sino Land Company, Ltd.	138,789	142,828
SITC International Holdings Company, Ltd.	52,000	141,003
Sun Hung Kai Properties, Ltd.	51,130	443,018
Swire Pacific, Ltd., Class A	14,663	129,454
Swire Properties, Ltd.	43,628	69,506
Techtronic Industries Company, Ltd.	49,500	564,295
The Wharf Holdings, Ltd.	37,000	103,966
Want Want China Holdings, Ltd.	163,000	98,440
WH Group, Ltd. (B)	320,343	210,852
Wharf Real Estate Investment Company, Ltd.	62,876	166,649
		14,250,837
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	121,202
OTP Bank NYRT	8,135	403,517
Richter Gedeon NYRT	4,794	124,556
		649,275

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India - 5.4%
ABB India, Ltd.	1,809	$184,331
Adani Enterprises, Ltd.	5,824	221,387
Adani Green Energy, Ltd. (A)	10,747	230,274
Adani Ports & Special Economic Zone, Ltd.	18,193	321,373
Adani Power, Ltd. (A)	26,354	226,076
Ambuja Cements, Ltd.	20,118	160,848
APL Apollo Tubes, Ltd.	5,688	106,251
Apollo Hospitals Enterprise, Ltd.	3,469	256,948
Ashok Leyland, Ltd.	49,576	143,482
Asian Paints, Ltd.	13,278	463,511
Astral, Ltd.	4,648	133,009
AU Small Finance Bank, Ltd. (B)	12,818	102,908
Aurobindo Pharma, Ltd.	9,153	132,399
Avenue Supermarts, Ltd. (A)(B)	5,630	318,199
Axis Bank, Ltd.	80,043	1,211,647
Bajaj Auto, Ltd.	2,269	258,581
Bajaj Finance, Ltd.	9,753	831,584
Bajaj Finserv, Ltd.	13,150	250,552
Bajaj Holdings & Investment, Ltd.	912	92,871
Balkrishna Industries, Ltd.	2,611	100,935
Bandhan Bank, Ltd. (B)	27,317	66,776
Bank of Baroda	35,251	116,017
Bharat Electronics, Ltd.	126,485	468,111
Bharat Forge, Ltd.	8,648	173,092
Bharat Heavy Electricals, Ltd.	35,988	129,692
Bharat Petroleum Corp., Ltd.	51,282	186,146
Bharti Airtel, Ltd.	79,870	1,386,603
Bosch, Ltd.	260	105,959
Britannia Industries, Ltd.	3,751	245,086
Canara Bank	63,900	91,383
CG Power & Industrial Solutions, Ltd.	20,819	175,501
Cholamandalam Investment and Finance Company, Ltd.	14,529	246,858
Cipla, Ltd.	18,161	322,302
Coal India, Ltd.	53,104	301,088
Colgate-Palmolive India, Ltd.	4,685	159,089
Container Corp. of India, Ltd.	9,153	114,204
Cummins India, Ltd.	4,680	221,956
Dabur India, Ltd.	21,327	153,331
Divi's Laboratories, Ltd.	4,034	222,203
DLF, Ltd.	25,583	252,191
Dr. Reddy's Laboratories, Ltd.	314	24,076
Dr. Reddy's Laboratories, Ltd., ADR	3,708	282,513
Eicher Motors, Ltd.	4,712	263,578
GAIL India, Ltd.	3,491	9,185
GAIL India, Ltd., GDR	12,953	202,674
GMR Airports Infrastructure, Ltd. (A)	83,177	95,870
Godrej Consumer Products, Ltd.	14,095	231,770
Godrej Properties, Ltd. (A)	4,161	159,200
Grasim Industries, Ltd.	9,074	289,874
Havells India, Ltd.	8,636	188,369
HCL Technologies, Ltd.	32,794	573,094
HDFC Asset Management Company, Ltd. (B)	3,310	158,639
HDFC Bank, Ltd.	98,521	1,990,972
HDFC Life Insurance Company, Ltd. (B)	33,493	238,743
Hero MotoCorp, Ltd.	4,132	276,458
Hindalco Industries, Ltd.	46,451	384,162
Hindustan Aeronautics, Ltd.	7,067	446,038
Hindustan Petroleum Corp., Ltd.	30,618	121,665
Hindustan Unilever, Ltd.	28,966	856,103
ICICI Bank, Ltd.	103,117	1,481,297
ICICI Bank, Ltd., ADR	39,970	1,151,536
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	$174,889
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	86,619
IDFC First Bank, Ltd. (A)	119,836	117,987
Indian Oil Corp., Ltd.	97,345	192,538
Indian Railway Catering & Tourism Corp., Ltd.	7,983	94,619
Indus Towers, Ltd. (A)	28,477	128,218
IndusInd Bank, Ltd.	9,828	172,329
Info Edge India, Ltd.	2,396	195,182
Infosys, Ltd.	4,319	81,048
Infosys, Ltd., ADR (C)	112,128	2,087,823
InterGlobe Aviation, Ltd. (A)(B)	6,017	305,407
ITC, Ltd.	103,630	527,558
Jindal Stainless, Ltd.	11,602	114,333
Jindal Steel & Power, Ltd.	12,058	150,733
Jio Financial Services, Ltd. (A)	102,813	440,140
JSW Energy, Ltd.	12,312	107,856
JSW Steel, Ltd.	21,158	236,660
Jubilant Foodworks, Ltd.	13,701	92,331
Kotak Mahindra Bank, Ltd.	38,512	830,534
Larsen & Toubro, Ltd.	23,621	1,002,586
LTIMindtree, Ltd. (B)	2,998	192,956
Lupin, Ltd.	7,879	153,391
Macrotech Developers, Ltd. (B)	10,508	188,284
Mahindra & Mahindra, Ltd.	4,393	150,791
Mahindra & Mahindra, Ltd., GDR	28,458	972,044
Mankind Pharma, Ltd. (A)	3,528	89,701
Marico, Ltd.	17,795	131,026
Maruti Suzuki India, Ltd.	4,962	714,909
Max Healthcare Institute, Ltd.	26,906	304,039
Mphasis, Ltd.	2,547	74,900
MRF, Ltd.	80	124,255
Muthoot Finance, Ltd.	4,018	86,379
Nestle India, Ltd.	11,678	356,817
NHPC, Ltd.	106,146	127,754
NMDC, Ltd.	35,336	104,363
NTPC, Ltd.	153,697	699,101
Oil & Natural Gas Corp., Ltd.	110,780	363,733
Page Industries, Ltd.	212	99,019
PB Fintech, Ltd. (A)	10,330	172,776
Persistent Systems, Ltd.	3,418	174,933
Petronet LNG, Ltd.	25,955	102,597
PI Industries, Ltd.	2,778	126,533
Pidilite Industries, Ltd.	5,254	198,864
Polycab India, Ltd.	1,852	149,455
Power Finance Corp., Ltd.	51,161	296,780
Power Grid Corp. of India, Ltd.	163,799	649,380
Punjab National Bank	75,867	111,792
REC, Ltd.	45,358	285,627
Reliance Industries, Ltd.	23,744	889,358
Reliance Industries, Ltd., GDR (B)	41,748	3,110,289
Samvardhana Motherson International, Ltd.	95,475	218,162
SBI Cards & Payment Services, Ltd.	9,870	85,618
SBI Life Insurance Company, Ltd. (B)	15,378	274,739
Shree Cement, Ltd.	305	101,820
Shriram Finance, Ltd.	9,623	336,274
Siemens, Ltd.	3,067	283,230
Solar Industries India, Ltd.	956	113,961
Sona BLW Precision Forgings, Ltd. (B)	13,867	106,341
SRF, Ltd.	4,927	143,124
State Bank of India	3,731	37,898
State Bank of India, GDR	5,914	597,340
Sun Pharmaceutical Industries, Ltd.	33,214	604,399

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Sundaram Finance, Ltd.	2,348	$131,228
Supreme Industries, Ltd.	2,145	151,796
Suzlon Energy, Ltd. (A)	335,422	211,678
Tata Communications, Ltd.	3,897	86,610
Tata Consultancy Services, Ltd.	31,722	1,482,825
Tata Consumer Products, Ltd.	19,785	260,048
Tata Elxsi, Ltd.	1,170	98,055
Tata Motors, Ltd.	58,537	693,219
Tata Motors, Ltd., Class A, Differential Voting Rights	15,644	124,351
Tata Steel, Ltd.	26,136	54,639
Tata Steel, Ltd., GDR	23,852	489,965
Tech Mahindra, Ltd.	18,580	317,511
The Indian Hotels Company, Ltd.	29,101	216,994
The Phoenix Mills, Ltd.	3,462	148,158
The Tata Power Company, Ltd.	49,762	262,818
Thermax, Ltd.	1,469	94,212
Titan Company, Ltd.	12,290	500,672
Torrent Pharmaceuticals, Ltd.	3,534	118,005
Torrent Power, Ltd.	5,925	106,448
Trent, Ltd.	6,274	411,333
Tube Investments of India, Ltd.	3,625	184,561
TVS Motor Company, Ltd.	8,184	231,292
UltraTech Cement, Ltd.	3,042	424,384
UltraTech Cement, Ltd., GDR	1,026	143,562
Union Bank of India, Ltd.	51,073	83,479
United Spirits, Ltd.	10,125	155,283
UPL, Ltd.	15,210	103,946
Varun Beverages, Ltd.	15,526	302,335
Vedanta, Ltd.	39,280	213,668
Wipro, Ltd.	1,137	7,005
Wipro, Ltd., ADR	44,063	268,784
Yes Bank, Ltd. (A)	506,651	144,060
Zomato, Ltd. (A)	232,997	557,020
		50,334,656
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	495,900	84,415
Amman Mineral Internasional PT (A)	222,800	149,477
Aneka Tambang Tbk	287,300	21,879
Astra International Tbk PT	679,000	184,579
Bank Central Asia Tbk PT	1,945,500	1,177,204
Bank Mandiri Persero Tbk PT	1,309,248	489,808
Bank Negara Indonesia Persero Tbk PT	553,000	156,916
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	665,703
Barito Pacific Tbk PT	1,280,102	77,242
Chandra Asri Pacific Tbk PT	274,300	154,422
Charoen Pokphand Indonesia Tbk PT	276,000	85,526
GoTo Gojek Tokopedia Tbk PT (A)	31,738,300	96,524
Indah Kiat Pulp & Paper Tbk PT	97,300	52,797
Indofood CBP Sukses Makmur Tbk PT	114,400	71,883
Indofood Sukses Makmur Tbk PT	147,500	54,693
Kalbe Farma Tbk PT	855,000	79,645
Merdeka Copper Gold Tbk PT (A)	344,805	49,951
Sumber Alfaria Trijaya Tbk PT	655,300	109,988
Telkom Indonesia Persero Tbk PT	1,699,700	322,921
Telkom Indonesia Persero Tbk PT, ADR	358	6,695
Unilever Indonesia Tbk PT	332,500	61,198
United Tractors Tbk PT	55,279	74,119
		4,227,585
Ireland - 0.9%
AerCap Holdings NV	7,200	671,040
AIB Group PLC	59,957	316,639
Bank of Ireland Group PLC	36,548	381,797
DCC PLC	3,819	266,534
Experian PLC	32,223	1,496,971
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Flutter Entertainment PLC (A)	6,208	$1,129,220
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,679	490,714
Kerry Group PLC, Class A (London Stock Exchange)	5,738	465,709
Kingspan Group PLC	226	19,207
Kingspan Group PLC (London Stock Exchange) (A)	5,232	451,568
PDD Holdings, Inc., ADR (A)	21,000	2,791,950
Smurfit Kappa Group PLC	1,180	52,631
Smurfit Kappa Group PLC (London Stock Exchange)	8,017	356,989
		8,890,969
Israel - 0.5%
Azrieli Group, Ltd.	1,424	83,198
Bank Hapoalim BM	43,766	386,524
Bank Leumi Le-Israel BM	54,437	443,748
Check Point Software Technologies, Ltd. (A)	3,216	530,640
CyberArk Software, Ltd. (A)	1,500	410,130
Elbit Systems, Ltd.	908	158,003
Global-e Online, Ltd. (A)	3,500	126,945
ICL Group, Ltd.	27,153	116,765
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	207,180
Mizrahi Tefahot Bank, Ltd.	5,543	187,971
Monday.com, Ltd. (A)	1,300	312,988
Nice, Ltd. (A)	2,200	378,481
Teva Pharmaceutical Industries, Ltd. (A)	33,126	538,949
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	94,250
Wix.com, Ltd. (A)	1,900	302,233
		4,278,007
Italy - 1.5%
Amplifon SpA	4,902	174,315
Assicurazioni Generali SpA	35,926	894,341
Banco BPM SpA	45,364	291,954
Davide Campari-Milano NV	21,368	202,307
DiaSorin SpA	1,028	102,265
Enel SpA	285,240	1,979,222
Eni SpA	76,957	1,181,648
Ferrari NV	4,421	1,804,174
FinecoBank SpA	22,882	340,010
Infrastrutture Wireless Italiane SpA (B)	13,854	144,299
Intesa Sanpaolo SpA	512,949	1,906,331
Leonardo SpA	13,834	320,518
Mediobanca Banca di Credito Finanziario SpA	18,680	273,439
Moncler SpA	7,744	475,047
Nexi SpA (A)(B)	20,345	124,023
Poste Italiane SpA (B)	17,679	224,957
Prysmian SpA	9,253	571,253
Recordati Industria Chimica e Farmaceutica SpA	3,551	184,822
Snam SpA	70,720	312,301
Telecom Italia SpA (A)(C)	387,741	92,740
Terna - Rete Elettrica Nazionale	49,344	380,375
UniCredit SpA	53,316	1,973,014
		13,953,355
Japan - 14.3%
Advantest Corp.	27,000	1,094,201
Aeon Company, Ltd.	22,900	490,128
AGC, Inc.	7,300	237,532
Aisin Corp.	5,100	166,611

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ajinomoto Company, Inc.	16,500	$580,721
ANA Holdings, Inc.	6,700	123,838
Asahi Group Holdings, Ltd.	16,700	590,923
Asahi Kasei Corp.	46,700	299,866
Asics Corp.	22,800	351,534
Astellas Pharma, Inc.	63,300	624,502
Bandai Namco Holdings, Inc.	20,997	411,360
Bridgestone Corp.	20,100	793,134
Brother Industries, Ltd.	8,700	153,679
Canon, Inc.	35,100	952,181
Capcom Company, Ltd.	12,000	227,003
Central Japan Railway Company	27,200	589,618
Chubu Electric Power Company, Inc.	22,000	259,893
Chugai Pharmaceutical Company, Ltd.	23,700	843,918
Concordia Financial Group, Ltd.	39,100	231,608
Dai Nippon Printing Company, Ltd.	7,000	236,184
Daifuku Company, Ltd.	10,500	197,210
Dai-ichi Life Holdings, Inc.	32,600	873,023
Daiichi Sankyo Company, Ltd.	64,900	2,255,518
Daikin Industries, Ltd.	9,300	1,294,706
Daito Trust Construction Company, Ltd.	2,300	238,076
Daiwa House Industry Company, Ltd.	20,800	529,566
Daiwa Securities Group, Inc.	47,000	360,833
Denso Corp.	66,300	1,034,879
Dentsu Group, Inc.	7,500	189,904
Disco Corp.	3,200	1,218,879
East Japan Railway Company	31,800	529,459
Eisai Company, Ltd.	8,800	362,240
ENEOS Holdings, Inc.	101,011	520,555
FANUC Corp.	33,400	916,921
Fast Retailing Company, Ltd.	6,200	1,568,235
Fuji Electric Company, Ltd.	4,600	262,847
FUJIFILM Holdings Corp.	39,300	921,848
Fujitsu, Ltd.	61,700	967,671
Hamamatsu Photonics KK	4,800	128,945
Hankyu Hanshin Holdings, Inc.	8,400	224,073
Hikari Tsushin, Inc.	800	149,857
Hitachi Construction Machinery Company, Ltd.	4,100	109,942
Hitachi, Ltd.	163,500	3,681,419
Honda Motor Company, Ltd.	158,100	1,699,574
Hoshizaki Corp.	3,800	120,869
Hoya Corp.	12,300	1,438,354
Hulic Company, Ltd.	15,600	138,658
Ibiden Company, Ltd.	4,000	163,729
Idemitsu Kosan Company, Ltd.	36,030	234,179
Inpex Corp.	34,000	499,306
Isuzu Motors, Ltd.	22,400	297,796
ITOCHU Corp.	41,700	2,049,897
Japan Airlines Company, Ltd.	6,200	97,960
Japan Exchange Group, Inc.	18,100	424,506
Japan Post Bank Company, Ltd.	49,900	473,799
Japan Post Holdings Company, Ltd.	74,300	738,522
Japan Post Insurance Company, Ltd.	8,300	161,419
Japan Real Estate Investment Corp.	47	148,558
Japan Tobacco, Inc.	42,300	1,145,461
JFE Holdings, Inc.	19,800	285,766
Kajima Corp.	14,300	248,048
Kao Corp.	16,300	659,938
Kawasaki Kisen Kaisha, Ltd.	14,100	205,619
KDDI Corp.	52,500	1,390,804
Keisei Electric Railway Company, Ltd.	4,800	155,224
Keyence Corp.	6,896	3,018,229
Kikkoman Corp.	26,000	302,173
Kintetsu Group Holdings Company, Ltd.	6,200	135,231
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kirin Holdings Company, Ltd.	27,200	$351,359
Kobe Bussan Company, Ltd.	5,500	122,518
Koito Manufacturing Company, Ltd.	7,000	96,504
Komatsu, Ltd.	32,400	946,389
Konami Group Corp.	3,700	267,527
Kubota Corp.	35,200	494,665
Kyocera Corp.	45,000	519,022
Kyowa Kirin Company, Ltd.	9,473	162,373
Lasertec Corp.	2,800	628,545
LY Corp.	99,300	239,777
M3, Inc.	16,200	155,002
Makita Corp.	7,800	213,548
Marubeni Corp.	50,200	930,837
MatsukiyoCocokara & Company	11,700	168,017
Mazda Motor Corp.	20,300	195,712
McDonald's Holdings Company Japan, Ltd.	3,000	118,396
MEIJI Holdings Company, Ltd.	8,200	177,351
MINEBEA MITSUMI, Inc.	12,500	257,510
Mitsubishi Chemical Group Corp.	46,900	261,317
Mitsubishi Corp.	117,800	2,315,700
Mitsubishi Electric Corp.	67,800	1,086,503
Mitsubishi Estate Company, Ltd.	39,100	615,568
Mitsubishi HC Capital, Inc.	27,500	181,953
Mitsubishi Heavy Industries, Ltd.	112,900	1,215,377
Mitsubishi UFJ Financial Group, Inc.	391,100	4,220,762
Mitsui & Company, Ltd.	90,800	2,070,841
Mitsui Chemicals, Inc.	6,800	188,302
Mitsui Fudosan Company, Ltd.	94,100	866,089
Mitsui OSK Lines, Ltd.	12,000	360,800
Mizuho Financial Group, Inc.	84,610	1,780,820
MonotaRO Company, Ltd.	9,000	105,404
MS&AD Insurance Group Holdings, Inc.	45,300	1,011,369
Murata Manufacturing Company, Ltd.	60,400	1,250,786
NEC Corp.	8,800	725,618
Nexon Company, Ltd.	13,200	245,576
Nidec Corp.	14,600	656,993
Nintendo Company, Ltd.	36,400	1,943,818
Nippon Building Fund, Inc.	56	196,438
Nippon Express Holdings, Inc.	3,100	143,470
Nippon Paint Holdings Company, Ltd.	32,100	209,837
Nippon Prologis REIT, Inc.	80	124,867
Nippon Sanso Holdings Corp.	6,500	193,031
Nippon Steel Corp.	30,000	635,953
Nippon Telegraph & Telephone Corp.	1,052,500	995,248
Nippon Yusen KK	16,400	478,501
Nissan Chemical Corp.	4,600	146,210
Nissan Motor Company, Ltd.	86,400	293,325
Nissin Foods Holdings Company, Ltd.	7,100	180,523
Nitori Holdings Company, Ltd.	2,800	296,428
Nitto Denko Corp.	5,000	396,584
Nomura Holdings, Inc.	105,900	611,714
Nomura Real Estate Holdings, Inc.	4,500	113,280
Nomura Real Estate Master Fund, Inc.	151	134,134
Nomura Research Institute, Ltd.	13,346	377,208
NTT Data Group Corp.	22,500	332,393
Obayashi Corp.	22,500	268,884
Obic Company, Ltd.	2,400	309,677
Olympus Corp.	42,200	681,206
Omron Corp.	5,900	204,306
Ono Pharmaceutical Company, Ltd.	14,000	191,286
Oracle Corp. Japan	1,500	103,507
Oriental Land Company, Ltd.	38,300	1,070,260
ORIX Corp.	41,400	917,585
Osaka Gas Company, Ltd.	13,800	304,984

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Otsuka Corp.	7,600	$146,590
Otsuka Holdings Company, Ltd.	14,700	621,027
Pan Pacific International Holdings Corp.	13,400	313,451
Panasonic Holdings Corp.	82,100	674,903
Rakuten Group, Inc. (A)	52,800	273,527
Recruit Holdings Company, Ltd.	52,300	2,814,115
Renesas Electronics Corp.	52,700	999,437
Resona Holdings, Inc.	78,000	518,867
Ricoh Company, Ltd.	18,600	159,423
Rohm Company, Ltd.	12,000	160,412
SBI Holdings, Inc.	9,513	241,445
SCREEN Holdings Company, Ltd.	2,800	253,845
SCSK Corp.	5,400	108,035
Secom Company, Ltd.	7,400	438,258
Seiko Epson Corp.	9,600	150,078
Sekisui Chemical Company, Ltd.	13,400	186,027
Sekisui House, Ltd.	21,400	475,619
Seven & i Holdings Company, Ltd.	79,300	969,060
SG Holdings Company, Ltd.	12,400	114,667
Shimadzu Corp.	9,000	225,576
Shimano, Inc.	2,700	417,268
Shin-Etsu Chemical Company, Ltd.	63,200	2,457,320
Shionogi & Company, Ltd.	8,800	342,747
Shiseido Company, Ltd.	14,000	398,988
Shizuoka Financial Group, Inc.	17,000	164,336
SMC Corp.	2,000	952,914
SoftBank Corp.	100,900	1,234,009
SoftBank Group Corp.	36,100	2,321,997
Sompo Holdings, Inc.	31,800	681,274
Sony Group Corp.	44,200	3,766,776
Subaru Corp.	20,800	442,319
SUMCO Corp.	12,900	186,609
Sumitomo Corp.	36,600	919,463
Sumitomo Electric Industries, Ltd.	26,200	409,624
Sumitomo Metal Mining Company, Ltd.	9,200	279,528
Sumitomo Mitsui Financial Group, Inc.	44,100	2,960,210
Sumitomo Mitsui Trust Holdings, Inc.	23,100	530,866
Sumitomo Realty & Development Company, Ltd.	10,700	315,734
Suntory Beverage & Food, Ltd.	5,000	177,581
Suzuki Motor Corp.	55,100	636,108
Sysmex Corp.	18,600	300,240
T&D Holdings, Inc.	16,900	295,193
Taisei Corp.	6,600	245,538
Takeda Pharmaceutical Company, Ltd.	55,476	1,438,950
TDK Corp.	13,600	836,289
Terumo Corp.	47,000	779,505
The Chiba Bank, Ltd.	21,600	193,607
The Kansai Electric Power Company, Inc.	24,300	408,041
TIS, Inc.	7,800	151,539
Toho Company, Ltd.	4,067	118,976
Tokio Marine Holdings, Inc.	66,200	2,487,734
Tokyo Electric Power Company Holdings, Inc. (A)	53,500	288,097
Tokyo Electron, Ltd.	16,600	3,633,747
Tokyo Gas Company, Ltd.	13,900	299,239
Tokyu Corp.	17,900	197,656
TOPPAN Holdings, Inc.	8,300	230,246
Toray Industries, Inc.	50,800	240,931
TOTO, Ltd.	4,800	113,085
Toyota Industries Corp.	5,200	442,340
Toyota Motor Corp.	373,500	7,663,277
Toyota Tsusho Corp.	22,500	439,720
Trend Micro, Inc.	4,600	187,500
Unicharm Corp.	14,200	456,320
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
West Japan Railway Company	16,400	$306,016
Yakult Honsha Company, Ltd.	9,886	177,122
Yamaha Motor Company, Ltd.	31,500	292,849
Yamato Holdings Company, Ltd.	9,000	99,179
Yaskawa Electric Corp.	8,300	299,290
Yokogawa Electric Corp.	7,886	191,520
Zensho Holdings Company, Ltd.	3,400	129,624
ZOZO, Inc.	4,800	120,008
		133,591,557
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	164,566
Luxembourg - 0.1%
ArcelorMittal SA	16,521	378,484
Eurofins Scientific SE	4,949	247,791
Reinet Investments SCA	5,229	131,937
Tenaris SA	15,993	246,010
		1,004,222
Macau - 0.0%
Sands China, Ltd. (A)	92,000	191,296
Malaysia - 0.4%
AMMB Holdings BHD	80,487	73,094
Axiata Group BHD	101,690	56,252
CELCOMDIGI BHD	124,000	96,622
CIMB Group Holdings BHD	244,428	352,161
Gamuda BHD	64,303	89,597
Genting BHD	72,900	72,716
Genting Malaysia BHD	105,700	57,056
Hong Leong Bank BHD	23,269	94,621
IHH Healthcare BHD	75,900	101,351
Inari Amertron BHD	98,100	76,800
IOI Corp. BHD	114,466	89,682
Kuala Lumpur Kepong BHD	17,768	77,636
Malayan Banking BHD	191,314	403,920
Malaysia Airports Holdings BHD	34,649	72,673
Maxis BHD	82,800	61,915
MISC BHD	45,780	82,540
Mr. D.I.Y Group M BHD (B)	115,950	47,682
Nestle Malaysia BHD	2,800	72,066
Petronas Chemicals Group BHD	99,800	133,374
Petronas Dagangan BHD	12,200	45,058
Petronas Gas BHD	27,300	103,056
PPB Group BHD	21,240	64,322
Press Metal Aluminium Holdings BHD	130,600	159,290
Public Bank BHD	510,590	434,817
QL Resources BHD	54,400	75,110
RHB Bank BHD	52,765	61,620
SD Guthrie BHD	70,286	62,784
Sime Darby BHD	108,224	60,037
Telekom Malaysia BHD	43,415	62,202
Tenaga Nasional BHD	101,250	295,521
YTL Corp. BHD	113,900	83,069
YTL Power International BHD	84,300	85,837
		3,704,481
Mexico - 0.6%
Alfa SAB de CV, Class A	98,000	57,102
America Movil SAB de CV (A)	657,032	559,887
Arca Continental SAB de CV	17,800	175,033
Banco del Bajio SA (B)	26,400	80,520
Cemex SAB de CV, Series CPO	521,849	333,732
Coca-Cola Femsa SAB de CV	18,112	155,786
Fibra Uno Administracion SA de CV	101,500	125,273
Fomento Economico Mexicano SAB de CV	67,520	724,802
Gruma SAB de CV, Class B	7,685	140,766

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	$83,162
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	223,164
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	197,768
Grupo Bimbo SAB de CV, Series A	44,984	158,864
Grupo Carso SAB de CV, Series A1	19,322	132,872
Grupo Financiero Banorte SAB de CV, Series O	91,362	711,021
Grupo Financiero Inbursa SAB de CV, Series O (A)	63,138	149,744
Grupo Mexico SAB de CV, Series B	109,666	591,699
Industrias Penoles SAB de CV (A)	6,883	89,357
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	90,327
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	57,665
Orbia Advance Corp. SAB de CV	37,631	52,492
Prologis Property Mexico SA de CV	27,446	89,471
Promotora y Operadora de Infraestructura SAB de CV	5,800	53,673
Wal-Mart de Mexico SAB de CV	181,788	620,931
		5,655,111
Netherlands - 3.6%
ABN AMRO Bank NV (B)	16,273	267,263
Adyen NV (A)(B)	762	905,009
Aegon, Ltd.	50,015	309,239
Akzo Nobel NV	6,168	375,935
Argenx SE (A)	2,076	900,753
ASM International NV	1,647	1,258,928
ASML Holding NV	14,075	14,344,772
ASR Nederland NV	5,398	256,992
BE Semiconductor Industries NV	2,704	451,707
Euronext NV (B)	2,829	262,165
EXOR NV	3,503	365,913
Ferrovial SE	18,183	706,371
Heineken Holding NV	4,565	359,812
Heineken NV	10,100	977,135
IMCD NV	2,143	295,407
ING Groep NV	116,549	2,002,623
JDE Peet's NV	4,248	84,728
Koninklijke Ahold Delhaize NV	33,016	971,565
Koninklijke KPN NV	139,041	532,908
Koninklijke Philips NV (A)	28,828	724,982
NEPI Rockcastle NV (A)	19,351	138,783
NN Group NV	9,965	463,139
OCI NV	3,599	87,900
Prosus NV (A)	49,932	1,775,507
QIAGEN NV (A)	8,099	334,635
Randstad NV	3,735	169,579
Stellantis NV	43,280	855,590
Stellantis NV (Euronext Paris Exchange)	34,423	678,723
Universal Music Group NV	28,749	855,233
Wolters Kluwer NV	8,721	1,440,171
		33,153,467
New Zealand - 0.2%
Auckland International Airport, Ltd.	45,757	212,545
Fisher & Paykel Healthcare Corp., Ltd.	20,524	375,655
Mercury NZ, Ltd.	24,341	97,338
Meridian Energy, Ltd.	44,474	170,354
Spark New Zealand, Ltd.	67,539	171,220
Xero, Ltd. (A)	5,097	460,953
		1,488,065
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway - 0.4%
Aker BP ASA	10,753	$274,768
DNB Bank ASA	29,885	586,370
Equinor ASA	31,734	908,983
Gjensidige Forsikring ASA	6,934	123,751
Kongsberg Gruppen ASA	3,055	248,778
Mowi ASA	16,033	266,474
Norsk Hydro ASA	48,185	300,409
Orkla ASA	24,150	195,836
Salmar ASA	2,325	121,934
Telenor ASA	21,695	247,757
Yara International ASA	5,667	163,311
		3,438,371
Peru - 0.0%
Cia de Minas Buenaventura SAA, ADR	5,764	97,700
Credicorp, Ltd.	2,434	392,677
		490,377
Philippines - 0.2%
Ayala Corp.	8,920	88,494
Ayala Land, Inc.	253,800	123,204
Bank of the Philippine Islands	67,611	137,313
BDO Unibank, Inc.	92,568	202,171
International Container Terminal Services, Inc.	35,820	213,831
JG Summit Holdings, Inc.	89,355	39,691
Jollibee Foods Corp.	18,900	72,791
Manila Electric Company	9,930	62,024
Metropolitan Bank & Trust Company	65,642	75,767
PLDT, Inc.	3,730	91,478
SM Investments Corp.	8,302	117,449
SM Prime Holdings, Inc.	348,244	167,901
Universal Robina Corp.	30,280	57,454
		1,449,568
Poland - 0.3%
Allegro.eu SA (A)(B)	20,177	188,572
Bank Polska Kasa Opieki SA	6,330	263,385
Budimex SA	436	75,438
CD Projekt SA	2,349	81,026
Dino Polska SA (A)(B)	1,719	173,224
InPost SA (A)	7,045	123,961
KGHM Polska Miedz SA	4,931	182,950
LPP SA	42	178,127
mBank SA (A)	508	80,048
ORLEN SA	19,842	333,363
PGE Polska Grupa Energetyczna SA (A)	26,654	47,546
Powszechna Kasa Oszczednosci Bank Polski SA	30,144	470,256
Powszechny Zaklad Ubezpieczen SA	23,000	293,646
Santander Bank Polska SA	1,219	163,370
		2,654,912
Portugal - 0.1%
EDP - Energias de Portugal SA	110,532	414,418
Galp Energia SGPS SA	16,011	338,167
Jeronimo Martins SGPS SA	9,675	189,088
		941,673
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	368
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	25,166
LUKOIL PJSC, ADR (A)(E)	23,756	55,066
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	18,339
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	3,627
Novatek PJSC, GDR (A)(E)	3,057	13,011
Rosneft Oil Company PJSC, GDR (A)(E)	9,131	1,662

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	$5,460
Sberbank of Russia PJSC, ADR (A)(E)	40,000	14,800
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	12,633
Severstal PAO, GDR (A)(E)	4,250	2,236
Surgutneftegas PJSC, ADR (A)(E)	22,274	4,254
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	2,122
Tatneft PJSC, ADR (A)(E)	7,986	11,077
VTB Bank PJSC, GDR (A)(E)	50,760	711
		170,532
Saudi Arabia - 1.1%
ACWA Power Company	5,161	486,460
Ades Holding Company (A)	11,669	62,543
Advanced Petrochemical Company (A)	4,529	46,513
Al Rajhi Bank	68,738	1,498,281
Alinma Bank	43,373	361,670
Almarai Company JSC	8,852	133,403
Arab National Bank	31,564	170,815
Arabian Internet & Communications Services Company	812	63,230
Bank AlBilad	21,775	189,825
Bank Al-Jazira (A)	17,855	78,778
Banque Saudi Fransi	20,707	196,255
Bupa Arabia for Cooperative Insurance Company	2,820	193,609
Dallah Healthcare Company	1,169	49,543
Dar Al Arkan Real Estate Development Company (A)	18,814	59,137
Dr Sulaiman Al Habib Medical Services Group Company	2,961	227,162
Elm Company	812	185,567
Etihad Etisalat Company	13,413	190,791
Jarir Marketing Company	20,900	70,653
Mobile Telecommunications Company Saudi Arabia	15,053	47,024
Mouwasat Medical Services Company	3,348	107,954
Nahdi Medical Company	1,333	46,622
Power & Water Utility Company for Jubail & Yanbu	2,564	41,446
Riyad Bank	50,248	349,337
SABIC Agri-Nutrients Company	7,973	239,897
Sahara International Petrochemical Company	12,775	99,337
SAL Saudi Logistics Services	845	68,011
Saudi Arabian Mining Company (A)	45,750	525,436
Saudi Arabian Oil Company (B)	140,975	1,038,875
Saudi Aramco Base Oil Company	1,730	60,676
Saudi Awwal Bank	35,311	364,564
Saudi Basic Industries Corp.	31,563	617,975
Saudi Electricity Company	29,505	129,210
Saudi Industrial Investment Group	12,742	71,398
Saudi Kayan Petrochemical Company (A)	26,130	56,458
Saudi Research & Media Group (A)	1,230	67,603
Saudi Tadawul Group Holding Company	1,623	107,898
Saudi Telecom Company	70,141	701,063
The Company for Cooperative Insurance	2,532	97,570
The Saudi Investment Bank	20,926	71,633
The Saudi National Bank	103,107	1,017,074
The Savola Group (A)	9,302	115,648
Yanbu National Petrochemical Company	9,666	94,283
		10,401,227
Singapore - 0.9%
BOC Aviation, Ltd. (B)	7,400	52,858
CapitaLand Ascendas REIT	128,702	242,491
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Integrated Commercial Trust	183,231	$266,775
CapitaLand Investment, Ltd.	93,902	183,646
DBS Group Holdings, Ltd.	69,889	1,840,793
Genting Singapore, Ltd.	226,200	143,782
Grab Holdings, Ltd., Class A (A)	74,100	263,055
Keppel, Ltd.	55,069	261,771
Oversea-Chinese Banking Corp., Ltd.	118,802	1,261,605
Sea, Ltd., ADR (A)	12,900	921,318
Sembcorp Industries, Ltd.	30,200	106,745
Singapore Airlines, Ltd.	51,250	260,400
Singapore Exchange, Ltd.	30,900	215,478
Singapore Technologies Engineering, Ltd.	61,500	195,837
Singapore Telecommunications, Ltd.	294,940	596,832
United Overseas Bank, Ltd.	44,308	1,022,023
Wilmar International, Ltd.	72,000	164,179
		7,999,588
South Africa - 0.8%
Absa Group, Ltd.	29,798	259,474
Anglo American Platinum, Ltd.	2,302	75,811
Aspen Pharmacare Holdings, Ltd.	13,036	167,246
Bid Corp., Ltd.	11,763	273,769
Capitec Bank Holdings, Ltd.	3,067	445,314
Clicks Group, Ltd.	8,355	159,030
Discovery, Ltd.	18,977	141,042
Exxaro Resources, Ltd.	8,997	88,660
FirstRand, Ltd.	177,055	750,929
Gold Fields, Ltd.	30,955	462,545
Harmony Gold Mining Company, Ltd.	18,873	174,731
Impala Platinum Holdings, Ltd.	31,717	157,520
Kumba Iron Ore, Ltd.	2,164	52,334
MTN Group, Ltd.	59,164	275,313
Naspers, Ltd., N Shares	6,280	1,233,344
Nedbank Group, Ltd.	16,333	231,224
Northam Platinum Holdings, Ltd.	11,870	83,037
Old Mutual, Ltd.	182,601	121,605
OUTsurance Group, Ltd.	28,715	73,134
Pepkor Holdings, Ltd. (B)	70,740	72,751
Remgro, Ltd.	17,781	132,725
Sanlam, Ltd.	59,860	266,216
Sasol, Ltd.	19,396	147,320
Shoprite Holdings, Ltd.	17,628	276,408
Sibanye Stillwater, Ltd.	101,051	109,233
Standard Bank Group, Ltd.	46,185	537,772
The Bidvest Group, Ltd.	11,986	188,135
Vodacom Group, Ltd.	21,952	117,786
Woolworths Holdings, Ltd.	33,746	114,982
		7,189,390
South Korea - 3.3%
Alteogen, Inc. (A)	1,400	283,809
Amorepacific Corp.	975	118,025
Celltrion Pharm, Inc. (A)	626	40,176
Celltrion, Inc.	5,351	674,669
CJ CheilJedang Corp.	287	80,081
CosmoAM&T Company, Ltd. (A)	818	85,032
Coway Company, Ltd.	2,324	107,724
DB Insurance Company, Ltd.	1,585	131,322
Doosan Bobcat, Inc.	1,900	70,342
Doosan Enerbility Company, Ltd. (A)	15,327	222,820
Ecopro BM Company, Ltd. (A)	1,656	218,474
Ecopro Company, Ltd. (A)	3,370	218,918
Ecopro Materials Company, Ltd. (A)	475	31,107
Enchem Company, Ltd. (A)	395	64,070
GS Holdings Corp.	1,749	59,385
Hana Financial Group, Inc.	10,253	450,927
Hanjin Kal Corp.	920	42,938

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire & Technology Company, Ltd.	2,561	$83,691
Hanmi Pharm Company, Ltd.	243	47,571
Hanmi Semiconductor Company, Ltd.	1,497	184,947
Hanwha Aerospace Company, Ltd.	1,199	216,238
Hanwha Ocean Company, Ltd. (A)	3,237	71,752
Hanwha Solutions Corp.	3,867	76,871
HD Hyundai Company, Ltd.	1,555	83,837
HD Hyundai Electric Company, Ltd.	762	170,284
HD Hyundai Heavy Industries Company, Ltd. (A)	768	86,631
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,463	168,410
HLB, Inc. (A)	4,042	170,897
HMM Company, Ltd.	8,540	121,675
HYBE Company, Ltd.	717	105,014
Hyundai Engineering & Construction Company, Ltd.	2,649	61,396
Hyundai Glovis Company, Ltd.	649	102,940
Hyundai Mobis Company, Ltd.	2,223	403,859
Hyundai Motor Company	4,857	1,035,794
Hyundai Steel Company	2,875	60,407
Industrial Bank of Korea	9,540	97,123
Kakao Corp.	10,776	315,711
KakaoBank Corp.	5,704	83,656
KB Financial Group, Inc.	12,892	733,299
KB Financial Group, Inc., ADR	430	24,342
Kia Corp.	9,205	861,325
Korea Aerospace Industries, Ltd.	2,519	96,691
Korea Electric Power Corp.	6,370	90,175
Korea Electric Power Corp., ADR	4,277	30,324
Korea Investment Holdings Company, Ltd.	1,446	73,107
Korea Zinc Company, Ltd.	350	130,397
Korean Air Lines Company, Ltd.	6,728	113,321
Krafton, Inc. (A)	992	201,793
KT Corp.	1,087	29,459
KT&G Corp.	3,672	234,629
Kum Yang Company, Ltd. (A)	1,329	82,371
Kumho Petrochemical Company, Ltd.	614	65,116
L&F Company, Ltd. (A)	878	85,662
LG Chem, Ltd.	1,733	431,855
LG Corp.	3,251	189,122
LG Display Company, Ltd.	9,494	78,895
LG Display Company, Ltd., ADR	2,454	10,110
LG Electronics, Inc.	3,973	318,417
LG Energy Solution, Ltd. (A)	1,620	381,824
LG H&H Company, Ltd.	358	89,416
LG Innotek Company, Ltd.	575	112,967
LG Uplus Corp.	9,062	64,538
Lotte Chemical Corp.	674	55,912
Meritz Financial Group, Inc.	3,559	203,779
Mirae Asset Securities Company, Ltd.	7,084	37,471
NAVER Corp.	4,576	550,647
NCSoft Corp.	550	71,461
Netmarble Corp. (A)(B)	888	34,418
NH Investment & Securities Company, Ltd.	5,165	47,444
Orion Corp.	821	54,805
Posco DX Company, Ltd.	1,819	50,286
POSCO Future M Company, Ltd.	1,059	196,886
POSCO Holdings, Inc.	2,532	662,730
Posco International Corp.	1,782	83,963
Samsung Biologics Company, Ltd. (A)(B)	616	324,186
Samsung C&T Corp.	2,890	296,587
Samsung E&A Company, Ltd. (A)	5,310	92,548
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Electro-Mechanics Company, Ltd.	1,973	$224,964
Samsung Electronics Company, Ltd.	168,221	9,900,448
Samsung Fire & Marine Insurance Company, Ltd.	1,085	305,198
Samsung Heavy Industries Company, Ltd. (A)	22,841	154,917
Samsung Life Insurance Company, Ltd.	2,756	176,275
Samsung SDI Company, Ltd.	1,904	486,188
Samsung SDS Company, Ltd.	1,499	160,898
Shinhan Financial Group Company, Ltd.	14,733	513,621
Shinhan Financial Group Company, Ltd., ADR	350	12,184
SK Biopharmaceuticals Company, Ltd. (A)	1,071	60,008
SK Bioscience Company, Ltd. (A)	763	29,031
SK Hynix, Inc.	19,232	3,263,836
SK IE Technology Company, Ltd. (A)(B)	982	31,279
SK Innovation Company, Ltd. (A)	2,192	183,659
SK Square Company, Ltd. (A)	3,395	244,994
SK Telecom Company, Ltd.	1,870	69,821
SK, Inc.	1,269	145,238
SKC Company, Ltd. (A)	859	104,580
S-Oil Corp.	1,876	90,434
Woori Financial Group, Inc.	20,798	221,912
Yuhan Corp.	1,941	113,609
		30,433,895
Spain - 1.6%
Acciona SA	843	99,765
ACS Actividades de Construccion y Servicios SA	7,505	324,156
Aena SME SA (B)	2,630	532,568
Amadeus IT Group SA	15,868	1,055,927
Banco Bilbao Vizcaya Argentaria SA	204,739	2,055,272
Banco de Sabadell SA	191,623	369,957
Banco Santander SA	534,574	2,487,253
Banco Santander SA (Mexican Stock Exchange)	22,856	87,764
CaixaBank SA	132,125	701,656
Cellnex Telecom SA (A)(B)	17,419	566,544
EDP Renovaveis SA	10,817	151,149
EDP Renovaveis SA (BX Swiss Exchange) (A)	126	1,761
Endesa SA	12,378	232,570
Grifols SA (A)	11,763	99,480
Iberdrola SA	203,623	2,641,994
Industria de Diseno Textil SA	38,256	1,898,393
Redeia Corp. SA	13,732	240,124
Repsol SA	42,881	680,036
Telefonica SA	162,040	686,441
		14,912,810
Sweden - 2.0%
Alfa Laval AB	10,147	444,354
Assa Abloy AB, B Shares	35,151	995,496
Atlas Copco AB, A Shares	94,201	1,768,742
Atlas Copco AB, B Shares	54,741	883,919
Beijer Ref AB	13,260	204,665
Boliden AB	9,749	313,536
Epiroc AB, A Shares	22,715	455,149
Epiroc AB, B Shares	14,979	274,952
EQT AB	12,864	377,139
Essity AB, B Shares	21,462	548,672
Evolution AB (B)	6,427	668,982
Fastighets AB Balder, B Shares (A)	24,258	166,523
Getinge AB, B Shares	8,639	146,742
Hennes & Mauritz AB, B Shares	20,222	320,319

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hexagon AB, B Shares	72,813	$825,061
Holmen AB, B Shares	3,205	126,108
Husqvarna AB, B Shares	14,199	113,546
Industrivarden AB, A Shares	4,345	148,008
Industrivarden AB, C Shares	5,545	187,238
Indutrade AB	9,332	239,689
Investment AB Latour, B Shares	5,009	135,301
Investor AB, B Shares	60,701	1,663,394
L.E. Lundbergforetagen AB, B Shares	3,102	153,414
Lifco AB, B Shares	7,888	216,504
Nibe Industrier AB, B Shares	51,776	218,368
Saab AB, B Shares	10,840	260,429
Sagax AB, B Shares	7,738	198,295
Sandvik AB	37,393	751,387
Securitas AB, B Shares	17,323	171,711
Skandinaviska Enskilda Banken AB, A Shares	55,895	826,389
Skanska AB, B Shares	12,918	233,045
SKF AB, B Shares	11,531	231,741
Svenska Cellulosa AB SCA, B Shares	20,883	307,331
Svenska Handelsbanken AB, A Shares	50,274	480,425
Swedbank AB, A Shares	29,775	613,313
Swedish Orphan Biovitrum AB (A)	6,595	176,409
Tele2 AB, B Shares	18,899	190,774
Telefonaktiebolaget LM Ericsson, B Shares	100,604	624,471
Telia Company AB	91,625	245,655
Trelleborg AB, B Shares	7,583	295,101
Volvo AB, A Shares	8,008	209,355
Volvo AB, B Shares	55,951	1,437,629
Volvo Car AB, B Shares (A)	25,662	79,347
		18,928,628
Switzerland - 6.5%
ABB, Ltd.	56,347	3,124,493
Adecco Group AG	6,058	200,973
Alcon, Inc.	17,525	1,557,831
Avolta AG (A)	3,335	129,655
Bachem Holding AG	1,275	116,506
Baloise Holding AG	1,556	274,328
Banque Cantonale Vaudoise	1,029	109,180
Barry Callebaut AG	136	221,709
BKW AG	721	115,084
Chocoladefabriken Lindt & Spruengli AG	4	461,090
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	397,148
Cie Financiere Richemont SA, A Shares	18,935	2,959,218
Clariant AG (A)	8,258	130,093
Coca-Cola HBC AG (A)	8,067	274,553
DSM-Firmenich AG	6,522	734,411
EMS-Chemie Holding AG	241	197,214
Geberit AG	1,160	683,300
Givaudan SA	324	1,534,664
Glencore PLC	363,702	2,069,556
Helvetia Holding AG	1,256	169,761
Holcim, Ltd. (A)	18,279	1,615,719
Julius Baer Group, Ltd.	7,301	408,361
Kuehne + Nagel International AG	1,701	489,517
Logitech International SA	5,767	555,021
Lonza Group AG	2,612	1,421,986
Nestle SA	94,046	9,599,679
Novartis AG	69,423	7,391,583
Partners Group Holding AG	796	1,019,323
Roche Holding AG	24,747	6,856,375
Roche Holding AG, Bearer Shares	1,094	333,542
Sandoz Group AG	14,360	520,522
Schindler Holding AG	806	200,926
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schindler Holding AG, Participation Certificates	1,428	$358,290
SGS SA	5,287	471,346
SIG Group AG (A)	10,451	192,046
Sika AG	5,347	1,526,353
Sonova Holding AG	1,838	566,226
STMicroelectronics NV	23,723	929,181
Straumann Holding AG	3,915	483,262
Swiss Life Holding AG	1,050	770,629
Swiss Prime Site AG	2,723	257,855
Swiss Re AG	10,578	1,311,429
Swisscom AG	908	510,583
Temenos AG	2,556	176,137
The Swatch Group AG	2,395	98,058
The Swatch Group AG, Bearer Shares	986	202,009
UBS Group AG	115,849	3,402,504
VAT Group AG (B)	947	534,730
Zurich Insurance Group AG	5,155	2,746,048
		60,410,007
Taiwan - 5.4%
Accton Technology Corp.	18,000	306,350
Acer, Inc.	99,018	142,632
Advantech Company, Ltd.	16,623	189,250
Airtac International Group	5,185	157,377
Alchip Technologies, Ltd.	3,000	225,888
ASE Technology Holding Company, Ltd.	115,338	597,487
Asia Cement Corp.	79,863	107,919
Asia Vital Components Company, Ltd.	11,000	257,577
Asustek Computer, Inc.	24,952	381,912
AUO Corp. (A)	219,061	119,795
Catcher Technology Company, Ltd.	21,184	151,328
Cathay Financial Holding Company, Ltd. (A)	334,373	607,248
Chailease Holding Company, Ltd.	53,200	251,103
Chang Hwa Commercial Bank, Ltd.	185,903	105,674
Cheng Shin Rubber Industry Company, Ltd.	66,680	101,504
China Airlines, Ltd.	94,000	68,555
China Development Financial Holding Corp. (A)	553,133	257,063
China Steel Corp.	408,388	290,554
Chunghwa Telecom Company, Ltd.	132,148	512,059
Compal Electronics, Inc.	139,764	148,989
CTBC Financial Holding Company, Ltd.	619,465	722,348
Delta Electronics, Inc.	67,866	809,472
E Ink Holdings, Inc.	29,000	224,544
E.Sun Financial Holding Company, Ltd.	488,218	429,816
Eclat Textile Company, Ltd.	6,259	101,974
eMemory Technology, Inc.	2,000	157,105
Eva Airways Corp.	93,000	109,166
Evergreen Marine Corp. Taiwan, Ltd.	35,826	213,055
Far Eastern New Century Corp.	99,875	108,544
Far EasTone Telecommunications Company, Ltd.	61,159	158,581
Feng TAY Enterprise Company, Ltd.	19,262	91,829
First Financial Holding Company, Ltd.	377,543	327,084
Formosa Chemicals & Fibre Corp.	121,212	188,112
Formosa Petrochemical Corp.	39,720	79,247
Formosa Plastics Corp.	132,086	234,016
Fortune Electric Company, Ltd.	4,000	116,155
Fubon Financial Holding Company, Ltd.	274,897	671,351
Gigabyte Technology Company, Ltd.	17,000	159,135
Global Unichip Corp.	3,000	147,874
Globalwafers Company, Ltd.	9,000	149,028
Hon Hai Precision Industry Company, Ltd.	439,368	2,892,766

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hotai Motor Company, Ltd.	11,200	$214,661
Hua Nan Financial Holdings Company, Ltd.	307,225	249,838
Innolux Corp. (A)	297,154	131,104
Inventec Corp.	89,899	153,788
Largan Precision Company, Ltd.	3,143	265,236
Lite-On Technology Corp.	67,626	219,682
MediaTek, Inc.	53,340	2,297,269
Mega Financial Holding Company, Ltd.	399,003	496,675
Micro-Star International Company, Ltd.	25,000	136,818
Nan Ya Plastics Corp.	167,992	254,908
Nanya Technology Corp. (A)	43,000	92,244
Nien Made Enterprise Company, Ltd.	6,000	72,063
Novatek Microelectronics Corp.	20,361	379,729
Pegatron Corp.	69,989	224,958
PharmaEssentia Corp. (A)	8,000	138,027
Pou Chen Corp.	78,641	84,689
President Chain Store Corp.	19,496	164,318
Quanta Computer, Inc.	94,771	905,977
Realtek Semiconductor Corp.	16,999	285,264
Ruentex Development Company, Ltd.	51,840	69,626
Shin Kong Financial Holding Company, Ltd. (A)	455,790	138,123
SinoPac Financial Holdings Company, Ltd.	355,369	278,780
Synnex Technology International Corp.	41,928	94,359
Taishin Financial Holding Company, Ltd.	388,535	225,868
Taiwan Business Bank	210,944	118,270
Taiwan Cooperative Financial Holding Company, Ltd.	354,260	283,841
Taiwan High Speed Rail Corp.	66,000	61,817
Taiwan Mobile Company, Ltd.	63,257	208,604
Taiwan Semiconductor Manufacturing Company, Ltd.	868,227	25,723,504
TCC Group Holdings Company, Ltd.	232,594	245,144
The Shanghai Commercial & Savings Bank, Ltd.	133,142	189,198
Unimicron Technology Corp.	47,000	260,034
Uni-President Enterprises Corp.	167,487	419,732
United Microelectronics Corp.	397,313	687,167
Vanguard International Semiconductor Corp.	31,000	123,453
Voltronic Power Technology Corp.	2,000	118,413
Walsin Lihwa Corp.	97,735	106,825
Wan Hai Lines, Ltd.	22,770	62,252
Winbond Electronics Corp.	106,100	83,866
Wistron Corp.	90,000	292,102
Wiwynn Corp.	3,000	242,962
WPG Holdings, Ltd.	54,840	151,666
Yageo Corp.	12,015	269,883
Yang Ming Marine Transport Corp.	60,000	138,054
Yuanta Financial Holding Company, Ltd.	351,600	346,746
Zhen Ding Technology Holding, Ltd.	23,000	91,641
		50,870,644
Thailand - 0.4%
Advanced Info Service PCL	40,400	229,584
Airports of Thailand PCL	144,700	227,352
Airports of Thailand PCL, NVDR	6,300	9,899
Asset World Corp. PCL, NVDR	275,600	26,042
Bangkok Dusit Medical Services PCL, NVDR	387,300	281,899
Bangkok Expressway & Metro PCL, NVDR	354,600	73,735
Bumrungrad Hospital PCL, NVDR	20,500	137,763
Central Pattana PCL, NVDR	71,100	106,757
Central Retail Corp. PCL	45,441	37,942
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Central Retail Corp. PCL, NVDR	18,000	$15,030
Charoen Pokphand Foods PCL (A)	136,200	84,884
CP ALL PCL	184,600	276,084
CP ALL PCL, NVDR	20,200	30,211
CP Axtra PCL, NVDR	71,600	53,028
Delta Electronics Thailand PCL, NVDR	105,500	237,396
Energy Absolute PCL	56,900	17,247
Global Power Synergy PCL, NVDR	24,100	25,943
Gulf Energy Development PCL, NVDR	101,050	111,179
Home Product Center PCL	204,400	51,355
Indorama Ventures PCL, NVDR	54,900	29,080
Intouch Holdings PCL, NVDR	32,900	63,981
Kasikornbank PCL, NVDR	20,000	68,197
Krung Thai Bank PCL	164,375	76,574
Krungthai Card PCL	30,800	34,062
Minor International PCL, NVDR	131,483	107,178
PTT Exploration & Production PCL	47,147	194,893
PTT Global Chemical PCL	87,373	72,355
PTT Oil & Retail Business PCL, NVDR	102,500	44,562
PTT PCL	329,000	290,854
PTT PCL, NVDR	23,100	20,422
SCB X PCL	23,348	65,444
SCB X PCL, NVDR	6,200	17,379
SCG Packaging PCL, NVDR	44,000	40,248
Thai Oil PCL	50,886	73,307
The Siam Cement PCL	12,000	73,427
The Siam Cement PCL, NVDR	14,300	87,500
TMBThanachart Bank PCL, NVDR	829,800	38,582
True Corp. PCL (A)	269,362	63,988
True Corp. PCL, NVDR (A)	90,400	21,475
		3,516,838
Turkey - 0.2%
Akbank TAS	109,420	214,087
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	84,163
BIM Birlesik Magazalar AS	16,428	274,386
Coca-Cola Icecek AS	2,629	66,503
Eregli Demir ve Celik Fabrikalari TAS	49,091	79,961
Ford Otomotiv Sanayi AS	2,390	82,538
Haci Omer Sabanci Holding AS	34,855	102,983
KOC Holding AS	26,797	186,477
Pegasus Hava Tasimaciligi AS (A)	7,693	53,674
Sasa Polyester Sanayi AS (A)	46,658	62,632
Tofas Turk Otomobil Fabrikasi AS	4,273	44,540
Turk Hava Yollari AO (A)	18,859	178,288
Turkcell Iletisim Hizmetleri AS	42,620	131,433
Turkiye Is Bankasi AS, Class C	336,501	163,411
Turkiye Petrol Rafinerileri AS	34,986	177,463
Turkiye Sise ve Cam Fabrikalari AS	47,094	72,214
Yapi ve Kredi Bankasi AS	118,497	122,640
		2,097,393
United Arab Emirates - 0.0%
NMC Health PLC (A)(E)	4,471	0
United Kingdom - 8.7%
3i Group PLC	34,136	1,315,627
Admiral Group PLC	8,900	294,100
Anglo American PLC	44,564	1,408,239
AngloGold Ashanti PLC	14,430	363,741
Ashtead Group PLC	15,404	1,027,037
Associated British Foods PLC	11,883	371,032
AstraZeneca PLC	54,604	8,498,152
Auto Trader Group PLC (B)	31,085	312,875
Aviva PLC	96,832	583,246
BAE Systems PLC	106,357	1,771,543
Barclays PLC	531,477	1,404,378

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Barratt Developments PLC	38,692	$229,796
BP PLC	592,590	3,567,837
British American Tobacco PLC	70,589	2,168,462
BT Group PLC	237,392	420,859
Bunzl PLC	11,855	450,418
Burberry Group PLC	13,108	145,565
Centrica PLC	192,412	327,964
Coca-Cola Europacific Partners PLC	400	29,148
Coca-Cola Europacific Partners PLC (Euronext Amsterdam Exchange)	6,887	503,841
Compass Group PLC	59,934	1,632,795
Croda International PLC	4,570	227,352
Diageo PLC	78,397	2,461,186
Endeavour Mining PLC	6,282	133,687
Entain PLC	21,740	172,391
GSK PLC	145,997	2,808,126
Haleon PLC	240,205	977,322
Halma PLC	13,950	475,492
Hargreaves Lansdown PLC	13,764	196,197
HSBC Holdings PLC	665,057	5,740,755
Imperial Brands PLC	29,156	746,065
Informa PLC	48,542	523,860
InterContinental Hotels Group PLC	5,955	625,727
Intertek Group PLC	6,021	363,969
J Sainsbury PLC	55,808	179,805
JD Sports Fashion PLC	87,670	131,648
Kingfisher PLC	65,606	205,718
Land Securities Group PLC	25,882	202,230
Legal & General Group PLC	209,707	600,508
Lloyds Banking Group PLC	2,229,401	1,537,647
London Stock Exchange Group PLC	16,036	1,901,515
M&G PLC	75,877	195,065
Melrose Industries PLC	45,639	317,849
Mondi PLC	12,600	241,503
Mondi PLC (Johannesburg Stock Exchange)	3,761	72,714
National Grid PLC	168,500	1,881,487
NatWest Group PLC	230,477	906,715
Next PLC	4,249	484,886
Pearson PLC	23,325	291,262
Persimmon PLC	11,973	203,173
Phoenix Group Holdings PLC	27,163	178,812
Reckitt Benckiser Group PLC	25,034	1,354,315
RELX PLC	43,321	1,984,912
RELX PLC (Euronext Amsterdam Exchange)	22,799	1,043,349
Rentokil Initial PLC	88,467	513,779
Rio Tinto PLC	39,706	2,605,429
Rolls-Royce Holdings PLC (A)	295,177	1,695,265
Schroders PLC	29,188	133,579
Segro PLC	44,041	498,284
Severn Trent PLC	9,413	283,324
Shell PLC	225,547	8,089,885
Smith & Nephew PLC	30,660	379,947
Smiths Group PLC	12,075	259,812
Spirax Group PLC	2,735	293,135
SSE PLC	38,515	869,803
Standard Chartered PLC	80,099	723,248
Taylor Wimpey PLC	139,593	249,971
Tesco PLC	247,643	956,584
The Berkeley Group Holdings PLC	4,051	234,064
The Sage Group PLC	35,769	490,045
Unilever PLC	88,246	4,843,569
United Utilities Group PLC	24,018	298,365
Vodafone Group PLC	810,776	717,403
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	6,683	$250,809
Wise PLC, Class A (A)	20,804	178,428
WPP PLC	37,695	345,160
		81,103,785
United States - 0.1%
BeiGene, Ltd. (A)	23,300	254,373
Brookfield Renewable Corp., Class A	5,150	145,911
Legend Biotech Corp., ADR (A)	2,500	110,725
RB Global, Inc.	6,400	488,123
Southern Copper Corp.	3,003	323,543
		1,322,675
TOTAL COMMON STOCKS (Cost $652,002,770)		$901,671,239
PREFERRED SECURITIES - 0.8%
Brazil - 0.4%
Banco Bradesco SA	186,281	412,543
Banco BTG Pactual SA	4	6
Centrais Eletricas Brasileiras SA, B Shares	7,400	53,083
Cia Energetica de Minas Gerais	61,322	108,491
Companhia Paranaense de Energia, B Shares	38,400	63,884
Gerdau SA	54,936	180,627
Itau Unibanco Holding SA	169,989	985,554
Itausa SA	190,140	334,015
Petroleo Brasileiro SA	166,951	1,136,381
		3,274,584
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	490	19,800
Germany - 0.2%
Bayerische Motoren Werke AG	2,090	184,548
Dr. Ing. h.c. F. Porsche AG (B)	3,890	289,391
Henkel AG & Company KGaA	5,936	528,523
Porsche Automobil Holding SE	5,695	257,026
Sartorius AG	903	211,380
Volkswagen AG	7,263	820,094
		2,290,962
South Korea - 0.2%
Hyundai Motor Company	793	104,341
Hyundai Motor Company, 2nd Preferred	1,197	158,733
LG Chem, Ltd.	265	46,168
Samsung Electronics Company, Ltd.	28,859	1,325,112
		1,634,354
TOTAL PREFERRED SECURITIES (Cost $7,609,477)		$7,219,700
RIGHTS - 0.0%
Aegon, Ltd. (Expiration Date: 7-9-24) (A)(F)	50,015	8,570
Amplifon SpA (Expiration Date: 7-10-24; Strike Price: EUR 29.56) (A)	4,902	0
Localiza Rent a Car SA (Expiration Date: 8-7-24; Strike Price: BRL 33.48) (A)	324	522
MMG, Ltd. (Expiration Date: 7-8-24; Strike Price: HKD 2.62) (A)	43,200	1,909
TOTAL RIGHTS (Cost $8,575)		$11,001
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	0
TOTAL WARRANTS (Cost $0)		$0

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.2%
Short-term funds - 2.2%
Fidelity Government Portfolio, Institutional Class, 5.2500% (G)	18,331,068	$18,331,068
John Hancock Collateral Trust, 5.2940% (G)(H)	252,938	2,528,567
TOTAL SHORT-TERM INVESTMENTS (Cost $20,859,656)		$20,859,635
Total Investments (International Equity Index Trust) (Cost $680,480,478) - 99.6%		$929,761,575
Other assets and liabilities, net - 0.4%		3,389,118
TOTAL NET ASSETS - 100.0%		$933,150,693
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
HKD	Hong Kong Dollar
International Equity Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 6-30-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	108	Long	Sep 2024	$12,673,714	$12,659,760	$(13,954)
Mini MSCI Emerging Markets Index Futures	109	Long	Sep 2024	5,905,567	5,933,960	28,393
MSCI Kuwait Index Futures	121	Long	Sep 2024	1,914,935	1,868,240	(46,695)
MSCI Qatar Index Futures	129	Long	Sep 2024	1,944,070	1,998,855	54,785
MSCI UAE Index Futures	80	Long	Sep 2024	2,800,329	2,878,000	77,671
S&P/TSX 60 Index Futures	8	Long	Sep 2024	1,521,191	1,532,693	11,502
						$111,702

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.1%
Australia - 6.7%
Accent Group, Ltd.	6,857	$8,831
Adairs, Ltd.	7,547	9,229
Adbri, Ltd. (A)	19,036	40,636
Ainsworth Game Technology, Ltd. (A)	10,192	6,165
Alcidion Group, Ltd. (A)	43,339	1,390
Alkane Resources, Ltd. (A)	25,036	8,335
Alliance Aviation Services, Ltd. (A)	3,238	6,693
Altium, Ltd.	425	19,215
Alumina, Ltd. (A)	53,091	59,428
AMA Group, Ltd. (A)	56,721	1,626
Amotiv, Ltd.	4,059	28,305
AMP, Ltd.	110,740	80,418
Ansell, Ltd.	5,194	91,650
Appen, Ltd. (A)(B)	6,367	1,983
Arafura Rare Earths, Ltd. (A)(B)	139,717	16,230
ARB Corp., Ltd.	3,275	81,596
Archer Materials, Ltd. (A)	10,038	2,230
ARN Media, Ltd.	20,357	8,499
Articore Group, Ltd. (A)	13,929	3,865
AUB Group, Ltd.	5,097	107,199
Audinate Group, Ltd. (A)	5,069	53,327
Aurelia Metals, Ltd. (A)	115,998	14,735
Aussie Broadband, Ltd. (A)	9,321	21,468
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Austal, Ltd.	16,674	$27,651
Australian Agricultural Company, Ltd. (A)	28,065	27,239
Australian Clinical Labs, Ltd. (B)	5,715	9,546
Australian Ethical Investment, Ltd.	4,074	11,731
Australian Finance Group, Ltd.	15,010	13,837
Australian Strategic Materials, Ltd. (A)	2,805	1,455
Auswide Bank, Ltd.	771	1,836
AVZ Minerals, Ltd. (A)(C)	98,026	26,778
Baby Bunting Group, Ltd.	5,551	5,725
Bank of Queensland, Ltd.	26,893	103,875
Bapcor, Ltd.	15,610	53,269
Base Resources, Ltd.	32,069	5,787
Beach Energy, Ltd.	64,298	63,573
Beacon Lighting Group, Ltd.	6,674	11,089
Bega Cheese, Ltd. (B)	10,885	30,645
Bell Financial Group, Ltd.	10,635	9,626
Bellevue Gold, Ltd. (A)	54,153	64,449
BetMakers Technology Group, Ltd. (A)	14,102	806
Bigtincan Holdings, Ltd. (A)(B)	29,230	1,937
Bigtincan Holdings, Ltd., Entitlement Offer (A)	3,077	204
Boss Energy, Ltd. (A)	15,075	41,363
Bravura Solutions, Ltd. (A)	19,369	13,892

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Breville Group, Ltd.	3,664	$65,862
Brickworks, Ltd.	2,970	51,746
Bubs Australia, Ltd. (A)	33,097	2,872
BWX, Ltd. (A)(C)	9,946	0
Calidus Resources, Ltd. (A)	42,400	3,245
Capitol Health, Ltd.	41,735	8,776
Capricorn Metals, Ltd. (A)	13,300	42,318
Carnarvon Energy, Ltd. (A)	51,813	6,763
Cash Converters International, Ltd.	14,501	2,128
Cedar Woods Properties, Ltd.	5,696	17,962
Cettire, Ltd. (A)	7,920	6,132
Challenger, Ltd.	19,023	88,651
Champion Iron, Ltd.	13,415	56,866
Chrysos Corp., Ltd. (A)	1,788	6,784
City Chic Collective, Ltd. (A)	9,410	781
City Chic Collective, Ltd., Entitlement Offer (A)	6,032	501
Clinuvel Pharmaceuticals, Ltd.	2,335	23,869
Clover Corp., Ltd.	8,155	2,714
Coast Entertainment Holdings, Ltd. (A)	39,016	11,919
Codan, Ltd.	5,930	47,548
Collins Foods, Ltd.	5,736	34,601
Cooper Energy, Ltd. (A)	158,205	23,691
Corporate Travel Management, Ltd.	4,156	36,576
Credit Corp. Group, Ltd.	3,047	30,263
CSR, Ltd. (C)	22,033	132,284
Data#3, Ltd.	5,537	30,820
De Grey Mining, Ltd. (A)	95,687	72,597
Deep Yellow, Ltd. (A)	13,386	11,857
Deterra Royalties, Ltd.	10,662	28,292
Dicker Data, Ltd.	2,871	18,463
Domain Holdings Australia, Ltd.	11,859	23,957
Domino's Pizza Enterprises, Ltd.	2,497	59,579
Downer EDI, Ltd.	26,043	79,881
Eagers Automotive, Ltd.	4,898	34,117
Elders, Ltd.	6,912	37,490
Emeco Holdings, Ltd.	22,924	10,900
Emerald Resources NL (A)	21,418	50,328
EML Payments, Ltd. (A)	16,327	10,053
Enero Group, Ltd.	3,952	3,260
EQT Holdings, Ltd.	1,011	21,546
EVT, Ltd.	4,108	31,621
Finbar Group, Ltd. (A)	8,370	4,689
FleetPartners Group, Ltd. (A)	16,681	39,623
Fleetwood, Ltd.	8,058	8,313
Flight Centre Travel Group, Ltd.	6,231	83,671
Frontier Digital Ventures, Ltd. (A)	11,391	3,283
G8 Education, Ltd.	51,376	40,589
Galan Lithium, Ltd. (A)(B)	19,249	2,173
Gold Road Resources, Ltd.	45,259	51,452
GrainCorp, Ltd., Class A	9,793	57,741
Grange Resources, Ltd.	21,083	5,034
GWA Group, Ltd.	12,453	19,901
Hansen Technologies, Ltd.	6,495	19,609
Harvey Norman Holdings, Ltd.	17,007	47,081
Healius, Ltd. (A)	30,121	29,997
Helia Group, Ltd.	14,393	37,016
Highfield Resources, Ltd. (A)(B)	13,495	2,461
HUB24, Ltd.	2,826	87,209
Humm Group, Ltd.	29,115	7,827
IDP Education, Ltd.	4,568	45,970
Iluka Resources, Ltd.	10,545	45,793
Imdex, Ltd.	25,654	37,798
Immutep, Ltd. (A)	32,224	6,327
Infomedia, Ltd.	17,584	19,717
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Inghams Group, Ltd.	13,624	$32,832
Insignia Financial, Ltd.	28,538	43,370
Integral Diagnostics, Ltd.	13,760	24,413
Ioneer, Ltd. (A)(B)	61,614	6,178
IPH, Ltd.	10,647	44,366
IRESS, Ltd. (A)	7,892	42,112
IVE Group, Ltd.	11,452	15,058
Johns Lyng Group, Ltd.	7,242	27,394
Jumbo Interactive, Ltd.	2,253	25,877
Jupiter Mines, Ltd.	72,822	15,362
Karoon Energy, Ltd. (A)	26,749	32,366
Kelsian Group, Ltd.	8,189	27,977
Kogan.com, Ltd.	1,969	5,441
Lendlease Corp., Ltd.	17,079	61,425
Lifestyle Communities, Ltd.	4,954	40,925
Lindsay Australia, Ltd.	21,134	12,397
Lovisa Holdings, Ltd.	3,010	65,392
Lycopodium, Ltd.	1,317	11,203
MA Financial Group, Ltd.	4,146	12,383
Macmahon Holdings, Ltd.	112,440	21,606
Macquarie Technology Group, Ltd. (A)	470	29,628
Magellan Financial Group, Ltd.	5,757	32,111
Mayne Pharma Group, Ltd. (A)	4,957	15,568
McMillan Shakespeare, Ltd.	2,468	28,873
McPherson's, Ltd.	9,168	2,500
Megaport, Ltd. (A)	4,479	33,290
Mesoblast, Ltd. (A)	18,183	11,953
Metals X, Ltd. (A)	48,765	13,590
Metcash, Ltd.	40,787	95,980
Michael Hill International, Ltd.	16,629	4,981
MMA Offshore, Ltd. (A)	25,635	43,966
Monadelphous Group, Ltd.	4,455	37,942
Monash IVF Group, Ltd.	21,798	18,640
Mount Gibson Iron, Ltd. (A)	19,096	5,232
Myer Holdings, Ltd.	39,744	21,789
MyState, Ltd.	5,893	14,667
Nanosonics, Ltd. (A)	11,541	22,824
Navigator Global Investments, Ltd.	11,684	15,865
Netwealth Group, Ltd.	4,931	72,562
New Hope Corp., Ltd.	23,547	76,266
nib holdings, Ltd.	20,171	98,325
Nick Scali, Ltd.	2,648	24,362
Nick Scali, Ltd., Additional Offering (A)	124	1,141
Nickel Industries, Ltd.	57,059	30,233
Nine Entertainment Company Holdings, Ltd.	57,796	53,760
Novonix, Ltd. (A)(B)	10,082	4,657
NRW Holdings, Ltd.	19,940	40,875
Nufarm, Ltd.	14,586	44,483
Nuix, Ltd. (A)	10,473	21,411
Objective Corp., Ltd.	921	7,382
OceanaGold Corp.	33,600	77,120
OFX Group, Ltd. (A)	14,134	20,769
Omni Bridgeway, Ltd. (A)	15,737	11,546
oOh!media, Ltd.	31,712	28,586
Orora, Ltd.	56,536	73,896
Pacific Current Group, Ltd.	1,717	12,719
Paladin Energy, Ltd. (A)	4,539	37,469
Panoramic Resources, Ltd. (A)(C)	95,428	2,228
Pantoro, Ltd. (A)	102,069	6,503
Pantoro, Ltd., Addistional Offering (A)	24,525	1,563
Peet, Ltd.	13,800	11,102
PeopleIN, Ltd.	5,305	2,869
Perenti, Ltd.	35,432	23,579
Perpetual, Ltd.	3,944	55,778

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Perseus Mining, Ltd.	54,471	$85,528
PEXA Group, Ltd. (A)	4,479	41,020
Pinnacle Investment Management Group, Ltd.	2,011	18,872
Platinum Asset Management, Ltd.	22,136	15,323
Praemium, Ltd. (A)	28,131	9,468
Premier Investments, Ltd.	3,324	68,755
Propel Funeral Partners, Ltd.	3,234	12,407
PSC Insurance Group, Ltd.	5,616	22,609
PWR Holdings, Ltd.	3,396	24,795
Ramelius Resources, Ltd.	38,707	49,721
ReadyTech Holdings, Ltd. (A)	4,809	10,394
Red 5, Ltd. (A)	237,254	56,828
Regis Healthcare, Ltd.	3,511	10,201
Regis Resources, Ltd. (A)	35,749	41,885
Resolute Mining, Ltd. (A)	88,090	30,633
Ridley Corp., Ltd.	12,071	17,093
RPMGlobal Holdings, Ltd. (A)	6,670	12,764
Sandfire Resources, Ltd. (A)	17,872	103,803
Select Harvests, Ltd. (A)	7,081	18,569
Servcorp, Ltd.	3,171	8,667
Service Stream, Ltd.	27,275	23,266
Seven West Media, Ltd. (A)	85,038	10,474
SG Fleet Group, Ltd.	8,938	19,610
Sigma Healthcare, Ltd.	70,430	59,758
Silver Mines, Ltd. (A)	80,735	8,360
Sims, Ltd.	7,974	54,536
SmartGroup Corp., Ltd.	4,810	26,943
SolGold PLC (A)(B)	65,333	7,215
Solvar, Ltd.	10,468	7,967
Southern Cross Media Group, Ltd.	17,291	7,029
SRG Global, Ltd.	35,644	19,769
St. Barbara, Ltd. (A)	33,249	4,447
Strike Energy, Ltd. (A)(B)	118,299	21,971
Super Retail Group, Ltd.	5,206	47,969
Superloop, Ltd. (A)	22,967	24,555
Syrah Resources, Ltd. (A)(B)	62,038	14,498
Tabcorp Holdings, Ltd.	93,926	43,579
Technology One, Ltd.	3,784	46,653
Temple & Webster Group, Ltd. (A)	3,537	21,989
Ten Sixty Four, Ltd. (A)(C)	8,127	3,090
Terracom, Ltd.	32,978	4,856
The Reject Shop, Ltd.	2,561	5,784
The Star Entertainment Group, Ltd. (A)	35,991	11,736
Tuas, Ltd. (A)	6,509	19,253
Tyro Payments, Ltd. (A)	10,423	6,873
Ventia Services Group Pty, Ltd.	27,017	68,740
Viva Energy Group, Ltd. (D)	18,613	38,934
Vulcan Energy Resources, Ltd. (A)(B)	3,849	9,576
Webjet, Ltd. (A)	16,369	97,548
West African Resources, Ltd. (A)	42,178	45,247
Westgold Resources, Ltd.	18,696	30,089
Zip Company, Ltd. (A)	18,285	17,643
		6,480,205
Austria - 1.4%
Addiko Bank AG (A)	668	14,252
Agrana Beteiligungs AG	724	10,728
ams AG (A)	44,522	61,548
ANDRITZ AG	2,533	156,546
AT&S Austria Technologie & Systemtechnik AG (B)	1,188	27,461
BAWAG Group AG (A)(D)	3,272	206,840
CA Immobilien Anlagen AG	1,426	47,276
DO & Company AG	278	49,488
Eurotelesites AG (A)	1,109	4,346
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
EVN AG	1,321	$42,207
Fabasoft AG	599	11,745
FACC AG (A)	1,116	9,688
IMMOFINANZ AG (A)	945	26,173
Kapsch TrafficCom AG (A)	191	1,848
Kontron AG	2,318	47,679
Lenzing AG (A)	566	19,873
Mayr Melnhof Karton AG	302	36,431
Oesterreichische Post AG (B)	1,378	44,204
Palfinger AG (B)	876	20,790
POLYTEC Holding AG (A)	995	3,554
Porr AG	876	13,166
Raiffeisen Bank International AG	2,117	36,574
RHI Magnesita NV	552	24,026
Rosenbauer International AG (A)(B)	174	6,568
Schoeller-Bleckmann Oilfield Equipment AG (B)	445	17,981
Semperit AG Holding (B)	822	9,572
Telekom Austria AG (A)	5,725	57,252
UBM Development AG (A)(B)	411	9,331
UNIQA Insurance Group AG	3,329	28,287
Vienna Insurance Group AG	1,157	37,717
voestalpine AG	4,524	122,306
Wienerberger AG	4,106	136,113
Zumtobel Group AG	2,545	16,949
		1,358,519
Belgium - 1.6%
Ackermans & van Haaren NV	982	169,641
Ageas SA/NV	1,408	64,243
AGFA-Gevaert NV (A)	6,780	8,095
Atenor (A)(B)	1,218	7,709
Azelis Group NV	1,953	34,968
Barco NV	3,257	36,021
Bekaert SA	1,389	58,070
Biocartis Group NV (A)(C)(D)	4,063	1,264
bpost SA (B)	4,236	13,719
Cie d'Entreprises CFE	416	3,320
Colruyt Group N.V	2,258	107,774
Deceuninck NV	2,515	6,456
Deme Group NV	303	52,535
Econocom Group SA/NV	6,435	14,624
Elia Group SA/NV	718	67,059
Euronav NV (B)	2,324	38,439
EVS Broadcast Equipment SA	811	25,213
Fagron	2,712	52,774
Galapagos NV (A)	1,566	38,894
Gimv NV	853	40,205
Immobel SA	209	5,521
Ion Beam Applications	1,305	16,716
Kinepolis Group NV	585	21,290
Lotus Bakeries NV	12	123,737
Melexis NV	863	74,021
Ontex Group NV (A)(B)	2,807	24,372
Orange Belgium SA (A)	417	6,661
Proximus SADP	6,084	48,425
Recticel SA (B)	2,296	30,496
Sipef NV	420	24,740
Solvay SA	2,952	104,100
Tessenderlo Group SA (B)	1,111	28,150
Umicore SA	4,934	74,251
Van de Velde NV	377	12,428
VGP NV	618	68,888
Viohalco SA	7,173	43,965
X-Fab Silicon Foundries SE (A)(D)	3,484	22,254
		1,571,038

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Bermuda - 0.2%
Hiscox, Ltd.	13,525	$196,317
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	25,975
Canada - 10.8%
5N Plus, Inc. (A)	3,515	16,084
Acadian Timber Corp.	800	10,017
Advantage Energy, Ltd. (A)	9,000	68,287
Aecon Group, Inc.	3,200	39,718
Africa Oil Corp.	22,402	39,955
Ag Growth International, Inc.	1,100	42,229
AGF Management, Ltd., Class B	4,298	26,547
Aimia, Inc. (A)	7,777	15,349
Air Canada (A)	1,700	22,243
AirBoss of America Corp.	1,500	6,316
Alamos Gold, Inc., Class A	9,297	145,838
Algoma Central Corp.	700	7,266
Algonquin Power & Utilities Corp. (B)	18,186	106,879
Altius Minerals Corp.	1,700	26,332
Altus Group, Ltd.	2,018	74,522
Amerigo Resources, Ltd.	13,502	15,298
Andlauer Healthcare Group, Inc.	1,218	34,562
Andrew Peller, Ltd., Class A (B)	2,300	6,422
Aritzia, Inc. (A)	3,445	97,504
Ascot Resources, Ltd. (A)(B)	13,700	5,608
Atco, Ltd., Class I	2,418	68,879
Athabasca Oil Corp. (A)	29,474	111,601
ATS Corp. (A)	4,247	137,433
AutoCanada, Inc. (A)(B)	1,985	27,902
B2Gold Corp.	47,851	128,368
B2Gold Corp. (NYSE American Exchange)	5,393	14,561
Badger Infrastructure Solutions, Ltd.	1,832	55,159
Ballard Power Systems, Inc. (A)	9,718	21,950
Bausch Health Companies, Inc. (A)	12,400	86,471
Baytex Energy Corp. (B)	8,264	28,633
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	11,933	52,423
Bird Construction, Inc. (B)	4,995	97,925
Black Diamond Group, Ltd.	2,750	16,282
BlackBerry, Ltd. (A)(B)	17,634	44,083
BMTC Group, Inc.	500	5,044
Bombardier, Inc., Class B (A)	1,968	126,203
Boralex, Inc., Class A	4,010	98,224
Boyd Group Services, Inc.	660	123,972
Brookfield Reinsurance, Ltd. (A)	600	24,977
BRP, Inc.	696	44,592
Calian Group, Ltd.	605	24,876
Calibre Mining Corp. (A)	11,500	15,131
Canaccord Genuity Group, Inc. (B)	5,281	32,658
Canacol Energy, Ltd. (B)	1,513	4,789
Canada Goose Holdings, Inc. (A)(B)	2,213	28,616
Canadian Western Bank	5,015	159,022
Canfor Corp. (A)	2,404	25,498
Canfor Pulp Products, Inc. (A)(B)	2,715	2,104
Capital Power Corp.	4,727	134,721
Capstone Copper Corp. (A)	29,467	208,932
Cardinal Energy, Ltd. (B)	5,530	27,083
Cascades, Inc.	4,523	29,855
Celestica, Inc. (A)	4,197	240,338
Celestica, Inc. (New York Stock Exchange) (A)	3,200	183,438
Centerra Gold, Inc.	9,077	61,042
CES Energy Solutions Corp. (B)	18,429	103,727
China Gold International Resources Corp., Ltd. (A)	18,050	118,482
CI Financial Corp.	4,143	43,609
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Cineplex, Inc. (A)	1,227	$7,372
Cogeco Communications, Inc.	563	21,231
Cogeco, Inc.	445	15,679
Colliers International Group, Inc.	580	64,769
Computer Modelling Group, Ltd.	4,420	42,615
Corby Spirit and Wine, Ltd. (B)	700	6,636
Corus Entertainment, Inc., B Shares	11,806	1,294
Crew Energy, Inc. (A)(B)	8,100	25,400
Cronos Group, Inc. (A)	5,470	12,755
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	16,916
Definity Financial Corp.	1,428	46,951
Denison Mines Corp. (A)	23,898	47,864
Dexterra Group, Inc.	1,621	6,339
Doman Building Materials Group, Ltd.	3,600	18,210
Dorel Industries, Inc., Class B (A)	1,800	9,144
DREAM Unlimited Corp., Class A (B)	1,350	19,391
Dundee Precious Metals, Inc.	7,687	60,179
Dye & Durham, Ltd.	2,990	26,927
E-L Financial Corp., Ltd.	100	80,790
Eldorado Gold Corp. (A)	8,268	122,142
Endeavour Silver Corp. (A)	6,945	24,418
Enerflex, Ltd. (B)	6,400	34,525
Enghouse Systems, Ltd.	1,800	39,696
Ensign Energy Services, Inc. (A)	9,800	16,333
EQB, Inc.	958	65,293
Equinox Gold Corp. (A)	12,552	65,510
ERO Copper Corp. (A)	2,900	61,983
Evertz Technologies, Ltd.	1,900	17,222
Exchange Income Corp.	568	18,775
Exco Technologies, Ltd.	1,500	8,717
Extendicare, Inc.	6,230	32,970
Fiera Capital Corp.	5,935	34,012
Finning International, Inc.	5,481	160,698
Firm Capital Mortgage Investment Corp.	1,100	8,764
First Majestic Silver Corp.	9,281	54,951
First Majestic Silver Corp. (New York Stock Exchange)	1,582	9,365
First Mining Gold Corp. (A)(B)	39,000	3,563
First National Financial Corp.	700	18,211
Fission Uranium Corp. (A)	19,500	17,105
Fortuna Silver Mines, Inc. (A)	8,500	41,566
Freehold Royalties, Ltd. (B)	5,429	54,050
Frontera Energy Corp. (A)	2,200	13,106
Galiano Gold, Inc. (A)	6,600	11,337
Gamehost, Inc.	100	781
GDI Integrated Facility Services, Inc. (A)	300	7,072
Gibson Energy, Inc. (B)	5,806	98,673
goeasy, Ltd.	372	53,601
GoGold Resources, Inc. (A)	5,300	5,191
Gran Tierra Energy, Inc. (A)	2,516	24,350
Guardian Capital Group, Ltd., Class A (B)	1,100	34,591
Hammond Power Solutions, Inc. (B)	400	32,598
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc.	9,290	49,232
Heroux-Devtek, Inc. (A)	2,700	49,143
High Liner Foods, Inc. (B)	1,773	17,347
HLS Therapeutics, Inc. (A)	700	1,714
Hudbay Minerals, Inc.	13,410	121,352
IAMGOLD Corp. (A)	18,527	69,609
Imperial Metals Corp. (A)(B)	5,060	8,063
Information Services Corp.	800	15,099
Innergex Renewable Energy, Inc.	1,063	7,949
Interfor Corp. (A)	2,920	35,261
International Petroleum Corp. (A)	337	4,459

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	$46,448
International Tower Hill Mines, Ltd. (A)	2,300	1,143
Jamieson Wellness, Inc. (D)	2,200	46,652
K92 Mining, Inc. (A)	4,411	25,311
KAB Distribution, Inc. (A)(C)	7,076	0
Karora Resources, Inc. (A)(B)	4,800	20,912
K-Bro Linen, Inc.	600	14,166
Kelt Exploration, Ltd. (A)	10,445	48,635
Knight Therapeutics, Inc. (A)	5,400	22,381
Labrador Iron Ore Royalty Corp.	2,318	49,307
Largo, Inc. (A)	780	1,437
Lassonde Industries, Inc., Class A	200	22,574
Laurentian Bank of Canada	1,514	29,382
Leon's Furniture, Ltd.	1,883	31,506
Lightspeed Commerce, Inc. (A)	5,593	76,451
Linamar Corp.	1,366	66,390
Lucara Diamond Corp. (A)	25,184	6,075
Lundin Gold, Inc.	4,258	62,903
Magellan Aerospace Corp.	900	5,355
Mainstreet Equity Corp.	400	48,454
Major Drilling Group International, Inc. (A)	4,513	29,954
Manitok Energy, Inc. (A)(C)	16	0
Maple Leaf Foods, Inc.	4,180	70,031
Martinrea International, Inc.	4,603	38,693
Mattr Corp. (A)	4,173	51,001
MDA Space, Ltd. (A)	4,887	48,797
Medical Facilities Corp.	2,104	19,455
Melcor Developments, Ltd.	1,000	8,479
Methanex Corp.	2,589	124,998
Morguard Corp.	400	32,505
MTY Food Group, Inc.	742	24,374
Mullen Group, Ltd.	3,682	35,365
New Gold, Inc. (A)	34,515	68,119
NFI Group, Inc. (A)(B)	2,960	34,272
North American Construction Group, Ltd.	2,100	40,494
Northland Power, Inc.	5,513	94,781
Nuvei Corp. (D)	1,646	53,313
NuVista Energy, Ltd. (A)	7,905	82,167
Onex Corp.	1,177	80,030
Organigram Holdings, Inc. (A)	2,232	3,443
Orla Mining, Ltd. (A)(B)	11,140	42,751
Osisko Gold Royalties, Ltd.	7,195	112,129
Osisko Mining, Inc. (A)	12,850	26,864
Paramount Resources, Ltd., Class A (B)	2,973	67,542
Parex Resources, Inc.	5,516	88,382
Park Lawn Corp.	1,792	34,070
Parkland Corp.	5,019	140,696
Pason Systems, Inc.	3,936	53,025
Peyto Exploration & Development Corp.	6,197	66,045
PHX Energy Services Corp.	2,600	17,238
Pine Cliff Energy, Ltd. (B)	11,000	8,121
Pizza Pizza Royalty Corp.	1,729	16,544
Polaris Renewable Energy, Inc.	1,500	14,057
Pollard Banknote, Ltd.	1,000	20,467
PrairieSky Royalty, Ltd.	9,927	188,664
Precision Drilling Corp. (A)	382	26,862
Premium Brands Holdings Corp.	1,800	123,982
Quarterhill, Inc. (A)(B)	9,800	12,679
Quebecor, Inc., Class B	2,536	53,517
Questerre Energy Corp., Class A (A)	19,444	3,553
Real Matters, Inc. (A)	3,500	16,067
RF Capital Group, Inc. (A)	185	1,016
Richelieu Hardware, Ltd.	2,000	60,217
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Rogers Sugar, Inc.	6,474	$26,406
Russel Metals, Inc.	1,946	53,015
Sandstorm Gold, Ltd.	6,972	37,917
Savaria Corp. (B)	2,300	30,245
Seabridge Gold, Inc. (A)	2,830	38,684
Secure Energy Services, Inc.	13,477	119,299
Sienna Senior Living, Inc.	3,606	37,561
SilverCrest Metals, Inc. (A)	2,980	24,353
Sleep Country Canada Holdings, Inc. (D)	2,113	40,281
Spartan Delta Corp. (B)	1,796	5,291
Spin Master Corp. (D)	1,400	28,848
Sprott, Inc.	1,329	55,111
Stelco Holdings, Inc. (B)	1,675	45,510
Stella-Jones, Inc.	3,178	207,376
Superior Plus Corp. (B)	7,557	48,997
Surge Energy, Inc.	2,103	10,807
Tamarack Valley Energy, Ltd.	13,985	38,130
Taseko Mines, Ltd. (A)	16,100	39,660
Tecsys, Inc.	609	15,576
TELUS Corp.	1,407	21,300
TerraVest Industries, Inc.	600	31,705
The North West Company, Inc.	2,333	70,670
Tidewater Midstream and Infrastructure, Ltd. (B)	6,650	2,965
Tilray Brands, Inc. (A)	114	189
Timbercreek Financial Corp. (B)	6,000	31,402
TLC Vision Corp. (A)(C)	3,400	0
Topaz Energy Corp.	1,000	17,543
Torex Gold Resources, Inc. (A)	2,060	31,923
Total Energy Services, Inc.	3,132	22,116
TransAlta Corp.	9,482	67,231
Transcontinental, Inc., Class A	4,783	52,863
Trevali Mining Corp. (A)(C)	3,713	251
Trican Well Service, Ltd.	16,409	57,813
Triple Flag Precious Metals Corp.	1,683	26,105
Trisura Group, Ltd. (A)	2,100	63,520
Vecima Networks, Inc.	479	7,314
Veren, Inc.	9,100	71,773
Veren, Inc. (New York Stock Exchange)	9,004	70,861
Vermilion Energy, Inc.	4,600	50,639
Wajax Corp.	1,300	24,336
Wesdome Gold Mines, Ltd. (A)	7,800	62,831
Western Copper & Gold Corp. (A)	5,400	6,158
Western Forest Products, Inc. (B)	25,850	8,597
Westshore Terminals Investment Corp.	2,189	36,338
Whitecap Resources, Inc.	19,495	142,645
Winpak, Ltd.	1,177	38,415
Yellow Pages, Ltd.	140	934
Zenith Capital Corp. (A)	1,700	204
		10,348,388
China - 0.0%
AustAsia Group, Ltd. (A)	4,540	667
Fosun Tourism Group (A)(B)(D)	11,400	5,276
		5,943
Denmark - 2.9%
ALK-Abello A/S (A)	5,228	114,219
Alm Brand A/S	33,083	65,663
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B (A)	7,931	152,658
Bang & Olufsen A/S (A)(B)	7,788	10,407
Bavarian Nordic A/S (A)(B)	2,225	55,148
Better Collective A/S (A)(B)	1,545	33,062
CBrain A/S	389	13,556
Chemometec A/S (B)	801	34,875
Columbus A/S	6,187	8,593

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
D/S Norden A/S	890	$38,799
Dfds A/S	1,767	49,928
FLSmidth & Company A/S	1,909	94,855
GN Store Nord A/S (A)	5,046	140,575
H Lundbeck A/S	12,897	72,045
H+H International A/S, Class B (A)	1,146	16,557
ISS A/S (B)	6,026	103,467
Jeudan A/S	380	11,444
Jyske Bank A/S	1,953	155,584
Lan & Spar Bank A/S	198	19,865
Matas A/S	2,212	36,780
Netcompany Group A/S (A)(D)	1,467	62,773
Nilfisk Holding A/S (A)	1,220	24,484
NKT A/S (A)	2,207	192,699
NNIT A/S (A)(D)	479	7,387
NTG Nordic Transport Group A/S (A)(B)	635	27,785
Per Aarsleff Holding A/S	883	48,420
Ringkjoebing Landbobank A/S	1,037	173,464
ROCKWOOL A/S, A Shares	130	51,870
ROCKWOOL A/S, B Shares	196	79,454
Royal Unibrew A/S	1,886	149,580
Scandinavian Tobacco Group A/S (D)	3,178	44,919
Schouw & Company A/S	666	52,361
Solar A/S, B Shares	410	19,060
SP Group A/S	368	13,648
Spar Nord Bank A/S	3,586	69,042
Sparekassen Sjaelland-Fyn A/S	1,012	32,718
Sydbank A/S	2,697	142,864
TCM Group A/S (A)	507	4,289
Tivoli A/S	102	10,354
Topdanmark A/S	1,997	105,416
UIE PLC	1,280	42,245
Vestjysk Bank A/S	22,473	14,451
Zealand Pharma A/S (A)	1,618	206,821
		2,804,184
Finland - 2.3%
Aktia Bank OYJ	2,136	21,170
Alma Media OYJ	1,962	21,689
Bittium OYJ (B)	2,708	25,664
Cargotec OYJ, B Shares	1,532	123,089
Citycon OYJ (A)	4,136	17,529
Elisa OYJ	2,187	100,127
Enento Group OYJ (D)	860	15,103
EQ OYJ	483	7,203
Finnair OYJ (A)	6,510	18,287
Fiskars OYJ ABP	2,196	38,242
Harvia OYJ	381	14,973
HKFoods OYJ (A)	316	224
Huhtamaki OYJ	3,346	133,810
Kamux Corp.	1,688	9,863
Kemira OYJ	4,412	107,434
Kesko OYJ, A Shares	2,102	38,022
Kesko OYJ, B Shares	6,141	108,033
Kojamo OYJ (A)	4,092	42,142
Konecranes OYJ	3,143	178,086
Lassila & Tikanoja OYJ	1,929	17,980
Lindex Group OYJ (A)	3,912	13,968
Mandatum OYJ	2,045	9,133
Marimekko OYJ	1,923	29,370
Metsa Board OYJ, B Shares	6,636	52,173
Nokian Renkaat OYJ	4,287	35,232
Olvi OYJ, A Shares	721	24,597
Oma Saastopankki OYJ	490	7,544
Oriola OYJ, B Shares	9,290	9,012
Orion OYJ, Class A	711	30,176
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Orion OYJ, Class B	3,859	$164,585
Outokumpu OYJ	11,396	41,162
Pihlajalinna OYJ	1,193	11,909
Ponsse OYJ	543	15,244
Puuilo OYJ	3,674	39,678
QT Group OYJ (A)	770	63,726
Raisio OYJ, V Shares	8,267	16,890
Rapala VMC OYJ (A)	908	2,686
Revenio Group OYJ	406	11,941
Sanoma OYJ	2,692	18,648
Taaleri OYJ	956	8,416
Talenom OYJ (B)	637	3,283
Terveystalo OYJ (D)	4,887	44,933
TietoEVRY OYJ	3,237	62,510
Tokmanni Group Corp.	2,438	34,189
Vaisala OYJ, A Shares	952	40,968
Valmet OYJ	5,558	159,066
Verkkokauppa.com OYJ (A)(B)	1,047	2,464
Wartsila OYJ ABP	11,639	225,637
WithSecure OYJ (A)	7,159	7,831
YIT OYJ	8,449	20,369
		2,246,010
France - 4.8%
ABC arbitrage	2,016	8,298
AKWEL SADIR	725	8,577
Alstom SA	10,625	179,189
Altamir	752	20,095
Alten SA	1,325	145,892
Arkema SA	856	74,595
Atos SE (A)(B)	2,440	2,536
Axway Software SA (A)	531	14,887
Ayvens SA (D)	2,846	16,589
Bastide le Confort Medical (A)	256	4,957
Beneteau SACA (B)	2,130	22,189
Bigben Interactive (A)	1,198	2,760
Boiron SA	274	9,242
Bonduelle SCA	1,027	6,691
Catana Group	1,588	7,308
Cegedim SA (A)	495	6,767
Cie des Alpes	998	14,514
Claranova SE (A)	1,250	2,300
Clariane SE (A)(B)	9,438	18,646
Coface SA	5,334	74,258
DBV Technologies SA (A)	1,786	1,562
Derichebourg SA	3,889	17,769
Ekinops SAS (A)	1,302	4,593
Electricite de Strasbourg SA	31	3,608
Elior Group SA (A)(D)	2,910	8,275
Elis SA	8,324	180,628
Equasens	290	16,553
Eramet SA	530	53,665
Etablissements Maurel et Prom SA	4,375	28,229
Eurazeo SE	1,837	146,480
Eutelsat Communications SACA (A)(B)	6,192	24,763
Exclusive Networks SA (A)	708	14,273
Exel Industries SA, A Shares	89	5,047
Fnac Darty SA	779	24,663
Forvia SE	7,066	84,311
Gaztransport Et Technigaz SA	1,827	239,019
Groupe Crit SA	163	10,998
Guerbet	326	12,336
Haulotte Group SA (A)	962	3,033
ID Logistics Group SACA (A)	136	51,289
Imerys SA	1,475	53,142
Infotel SA	348	15,611

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Interparfums SA	297	$12,143
IPSOS SA	1,725	108,666
Jacquet Metals SACA	1,024	16,095
JCDecaux SE (A)	1,836	36,117
Kaufman & Broad SA	593	16,295
La Francaise des Jeux SAEM (D)	2,587	88,113
Laurent-Perrier	110	13,287
LISI SA	419	10,416
LNA Sante SA	166	4,224
Lumibird (A)(B)	632	7,199
Maisons du Monde SA (D)	1,925	8,372
Manitou BF SA	530	11,887
Mersen SA	1,063	36,363
Metropole Television SA	1,324	16,602
Nacon SA (A)	446	555
Neoen SA (D)	2,323	93,953
Nexans SA	1,314	144,616
Nexity SA (A)(B)	1,974	17,751
NRJ Group	782	6,288
Opmobility	2,278	22,170
OVH Groupe SAS (A)	146	909
Pierre Et Vacances SA (A)	10,785	14,596
Plastivaloire (A)	383	838
Pluxee NV (A)	1,771	49,867
Quadient SA	1,652	30,900
Rexel SA	8,582	222,004
Robertet SA	12	10,494
Rubis SCA	3,866	108,913
Samse SA	48	8,638
Savencia SA	372	20,365
SCOR SE	6,971	176,703
SEB SA	1,048	107,560
Seche Environnement SACA	126	13,026
SMCP SA (A)(D)	1,921	3,833
Societe BIC SA	1,106	65,170
Societe LDC SADIR	212	31,141
SOITEC (A)	623	69,170
Sopra Steria Group	690	134,179
SPIE SA	5,882	213,108
Stef SA	202	25,967
Synergie SE (A)	557	19,266
Technip Energies NV	6,139	137,922
Teleperformance SE	1,310	138,400
Television Francaise 1 SA	1,491	11,642
Thermador Groupe	453	38,282
Tikehau Capital SCA	1,543	34,566
Trigano SA	395	46,375
Ubisoft Entertainment SA (A)	4,551	99,591
Valeo SE	8,798	94,080
Vallourec SACA (A)	9,983	156,933
Vantiva SA (A)(B)	9,713	1,110
Verallia SA (D)	2,947	107,236
Vetoquinol SA	105	10,567
Vicat SACA	942	33,884
Virbac SACA	34	11,925
Viridien (A)	42,425	21,694
Voltalia SA (A)	1,403	13,012
Wavestone	331	18,189
		4,613,304
Gabon - 0.0%
Totalenergies EP Gabon	20	3,361
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	14,140
TBC Bank Group PLC	1,831	59,373
		73,513
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany - 5.7%
1&1 AG	2,192	$37,227
7C Solarparken AG	3,282	9,412
Adesso SE (B)	207	18,589
Adtran Networks SE (A)	804	17,035
All for One Group SE	130	8,297
Allgeier SE	498	9,754
Amadeus Fire AG	264	30,017
Atoss Software SE	436	52,144
Aurubis AG	1,560	122,372
Auto1 Group SE (A)(D)	3,943	25,816
Basler AG (A)	486	5,538
BayWa AG (A)(B)	669	14,546
Bechtle AG	3,835	180,394
Bertrandt AG	394	12,333
Bijou Brigitte AG	340	13,278
Bilfinger SE	1,375	72,309
Borussia Dortmund GmbH & Company KGaA (A)(B)	4,276	16,329
BRANICKS Group AG (A)(B)	3,005	6,462
CANCOM SE	1,316	45,475
CECONOMY AG (A)	8,144	25,908
CENIT AG	446	5,395
Cewe Stiftung & Company KGAA	268	30,339
CompuGroup Medical SE & Company KgaA	1,368	34,955
CTS Eventim AG & Company KGaA	1,878	156,342
Delivery Hero SE (A)(D)	605	14,372
Dermapharm Holding SE	849	32,771
Deutsche Beteiligungs AG	631	17,023
Deutsche EuroShop AG	514	12,182
Deutsche Pfandbriefbank AG (A)(D)	6,014	32,698
Deutsche Wohnen SE	1,289	24,745
Deutz AG	3,432	22,049
Dr. Hoenle AG (A)(B)	420	8,080
Draegerwerk AG & Company KGaA	82	3,873
Duerr AG	2,868	60,693
DWS Group GmbH & Company KGaA (D)	1,480	52,432
Eckert & Ziegler SE	808	39,685
Elmos Semiconductor SE	331	26,984
ElringKlinger AG (B)	2,576	13,687
Encavis AG (A)	5,880	107,682
Energiekontor AG	454	30,411
Evotec SE (A)	1,508	14,456
Fielmann Group AG	1,241	57,132
flatexDEGIRO AG	4,048	57,493
Fraport AG Frankfurt Airport Services Worldwide (A)	1,682	87,034
Freenet AG	5,773	153,503
Friedrich Vorwerk Group SE	1,234	23,877
FUCHS SE	1,198	42,733
GEA Group AG	7,309	303,860
Gerresheimer AG	1,792	192,574
GFT Technologies SE	961	25,587
GRENKE AG	983	21,640
H&R GmbH & Company KGaA	1,324	6,865
Hamburger Hafen und Logistik AG	1,330	22,765
Heidelberger Druckmaschinen AG (A)(B)	18,003	24,584
HelloFresh SE (A)	6,865	33,154
Hensoldt AG	2,082	76,710
HOCHTIEF AG	815	92,843
Hornbach Holding AG & Company KGaA	497	41,908
HUGO BOSS AG	2,702	121,491
Indus Holding AG	975	25,120
Init Innovation in Traffic Systems SE	364	15,100

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Instone Real Estate Group SE (D)	2,299	$20,219
IVU Traffic Technologies AG	665	9,974
Jenoptik AG	2,248	64,941
JOST Werke SE (D)	517	23,810
K+S AG	7,752	104,487
KION Group AG	2,944	122,981
Knaus Tabbert AG	203	8,485
Koenig & Bauer AG (A)	912	13,245
Krones AG	775	97,249
KWS Saat SE & Company KGaA (B)	556	35,507
LANXESS AG	3,724	91,606
LEG Immobilien SE	3,823	312,324
Leifheit AG	437	7,817
Manz AG (A)	233	1,420
Medigene AG (A)	912	1,099
Medios AG (A)	842	14,611
METRO AG (B)	6,195	28,073
MLP SE	5,864	35,951
Mutares SE & Company KGaA	663	22,983
Nagarro SE (A)	394	31,994
New Work SE	128	9,004
Norma Group SE	1,576	29,129
OHB SE	399	18,649
PATRIZIA SE	2,719	20,638
PNE AG	805	11,707
ProSiebenSat.1 Media SE	5,491	38,814
Puma SE	3,075	141,235
PVA TePla AG (A)	1,420	23,056
SAF-Holland SE	1,157	22,925
Salzgitter AG	1,529	29,581
Secunet Security Networks AG	141	18,913
SGL Carbon SE (A)(B)	3,072	20,844
Siltronic AG (B)	706	54,904
Sirius Real Estate, Ltd.	18,445	21,809
Sixt SE	733	52,054
SMA Solar Technology AG	839	23,693
Stabilus SE	1,151	52,741
STRATEC SE	258	12,535
Stroeer SE & Company KGaA	1,436	91,978
Suedzucker AG	2,959	43,118
SUESS MicroTec SE	1,183	77,927
TAG Immobilien AG (A)	8,084	118,158
Takkt AG	1,848	23,529
TeamViewer SE (A)(D)	6,009	67,258
Technotrans SE	530	10,121
thyssenkrupp AG	22,583	97,768
United Internet AG	3,805	82,200
Verbio SE (B)	1,012	18,877
Vossloh AG	650	32,517
Wacker Chemie AG	591	64,387
Wacker Neuson SE	1,493	24,668
Washtec AG	611	25,730
Westwing Group SE (A)	385	3,269
Wuestenrot & Wuerttembergische AG	1,566	22,085
Zalando SE (A)(D)	3,364	78,969
		5,423,628
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	65
Okeanis Eco Tankers Corp. (A)(D)	733	23,403
TT Hellenic Postbank SA (A)(C)	12,594	0
		23,468
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(C)	4,994	144
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong - 2.0%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	$0
APAC Resources, Ltd.	20,467	2,762
Apollo Future Mobility Group, Ltd. (A)	2,800	258
Asia Financial Holdings, Ltd.	14,000	6,540
ASMPT, Ltd.	8,400	116,326
Associated International Hotels, Ltd.	28,000	17,937
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	0
Burwill Holdings, Ltd. (A)(C)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	18,559
Chen Hsong Holdings	10,000	1,757
Cheuk Nang Holdings, Ltd.	3,708	911
China Energy Development Holdings, Ltd. (A)	634,000	6,104
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	4,006
Chow Sang Sang Holdings International, Ltd.	22,000	20,398
Chuang's Consortium International, Ltd. (A)	30,948	1,562
CITIC Telecom International Holdings, Ltd.	59,000	19,778
C-MER Eye Care Holdings, Ltd. (A)	18,000	6,402
Cowell e Holdings, Inc. (A)	8,000	25,048
Crystal International Group, Ltd. (D)	19,000	9,427
CSC Holdings, Ltd. (A)	885,000	2,611
CSI Properties, Ltd.	245,066	2,490
Dah Sing Banking Group, Ltd.	18,000	14,990
Dah Sing Financial Holdings, Ltd.	6,520	18,140
DFI Retail Group Holdings, Ltd.	7,100	13,451
Dynamic Holdings, Ltd.	8,000	7,768
EC Healthcare	13,000	2,009
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor International Holdings, Ltd.	97,333	4,496
Esprit Holdings, Ltd. (A)	176,850	3,369
ESR Group, Ltd. (D)	11,400	14,991
Fairwood Holdings, Ltd.	3,500	3,534
Far East Consortium International, Ltd.	98,508	13,602
First Pacific Company, Ltd.	112,000	51,974
Giordano International, Ltd.	82,000	19,412
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	4,400
Great Eagle Holdings, Ltd.	10,516	14,834
G-Resources Group, Ltd.	33,580	11,067
Guotai Junan International Holdings, Ltd.	207,000	15,868
Hang Lung Group, Ltd.	31,000	33,709
Hang Lung Properties, Ltd.	13,000	11,062
Hanison Construction Holdings, Ltd.	27,441	1,667
Hao Tian International Construction Investment Group, Ltd. (A)(B)	160,000	16,354
Harbour Centre Development, Ltd. (A)	38,000	27,818
HKBN, Ltd.	36,000	11,318
HKR International, Ltd.	51,920	7,910
Hong Kong Ferry Holdings Company, Ltd.	29,000	15,796
Hong Kong Technology Venture Company, Ltd. (A)(B)	28,000	6,094
Hongkong Chinese, Ltd.	66,000	2,408
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	0
Hutchison Port Holdings Trust	161,400	20,647
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	10,049
Hysan Development Company, Ltd.	25,000	35,898
Johnson Electric Holdings, Ltd.	21,193	31,986
K Wah International Holdings, Ltd.	80,000	17,725
Kerry Logistics Network, Ltd.	16,500	15,927
Kerry Properties, Ltd.	23,500	40,888

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Kowloon Development Company, Ltd.	22,000	$14,627
Lai Sun Development Company, Ltd. (A)	22,980	1,796
Langham Hospitality Investments, Ltd. (A)	22,500	1,612
Lippo China Resources, Ltd. (A)	3,600	319
Liu Chong Hing Investment, Ltd.	16,000	9,488
Luk Fook Holdings International, Ltd.	15,000	31,879
Man Wah Holdings, Ltd.	61,600	42,261
Mandarin Oriental International, Ltd.	8,000	13,821
MH Development, Ltd. (A)(C)	16,000	0
Midland Holdings, Ltd. (A)	34,734	3,529
Miramar Hotel & Investment	15,000	18,200
Modern Dental Group, Ltd.	20,000	10,970
New World Development Company, Ltd. (B)	38,000	35,561
NewOcean Energy Holdings, Ltd. (A)(C)	66,000	297
Nissin Foods Company, Ltd.	22,000	13,647
NWS Holdings, Ltd.	64,000	56,739
Oriental Watch Holdings	18,000	7,973
Oshidori International Holdings, Ltd. (A)	204,000	3,197
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	75,329
Pacific Textiles Holdings, Ltd.	42,000	8,383
Paliburg Holdings, Ltd. (A)	46,000	4,950
PC Partner Group, Ltd.	12,000	6,852
PCCW, Ltd.	156,590	78,336
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	10,388
Pico Far East Holdings, Ltd.	60,000	14,006
Public Financial Holdings, Ltd.	24,000	3,808
Realord Group Holdings, Ltd. (A)(B)	6,000	4,132
Regal Hotels International Holdings, Ltd. (A)	36,000	13,060
Regina Miracle International Holdings, Ltd. (D)	17,000	5,251
Shangri-La Asia, Ltd.	46,000	31,643
Shun Tak Holdings, Ltd. (A)	80,250	7,582
Singamas Container Holdings, Ltd.	114,000	13,844
SITC International Holdings Company, Ltd.	19,000	51,520
SJM Holdings, Ltd. (A)(B)	118,750	40,247
SmarTone Telecommunications Holdings, Ltd.	31,500	14,639
Solomon Systech International, Ltd. (A)	72,000	3,078
South China Holdings Company, Ltd. (A)	640,000	3,586
Stella International Holdings, Ltd.	20,000	40,555
Sun Hung Kai & Company, Ltd.	45,000	13,926
SUNeVision Holdings, Ltd.	31,000	10,100
Tao Heung Holdings, Ltd.	14,000	1,308
Television Broadcasts, Ltd. (A)	19,100	8,125
Texhong International Group, Ltd. (A)	11,000	6,160
Texwinca Holdings, Ltd.	60,000	7,829
The Bank of East Asia, Ltd.	33,715	42,755
The Hongkong & Shanghai Hotels, Ltd.	31,903	23,616
Theme International Holdings, Ltd.	130,000	8,155
Town Health International Medical Group, Ltd.	261,361	9,390
Tradelink Electronic Commerce, Ltd.	50,000	5,700
Transport International Holdings, Ltd.	12,312	14,179
United Laboratories International Holdings, Ltd.	42,000	44,429
Upbest Group, Ltd.	164,000	15,139
Value Partners Group, Ltd.	40,000	7,969
Vitasoy International Holdings, Ltd.	34,000	25,654
Vobile Group, Ltd. (A)(B)	73,000	11,641
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
VSTECS Holdings, Ltd.	47,200	$26,781
VTech Holdings, Ltd.	6,900	51,586
Wai Kee Holdings, Ltd. (A)	24,000	2,478
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	515
Wing On Company International, Ltd.	4,000	5,914
Wing Tai Properties, Ltd.	70,000	18,734
Xinyi Glass Holdings, Ltd.	45,000	49,281
Yue Yuen Industrial Holdings, Ltd.	30,000	57,796
Yunfeng Financial Group, Ltd. (A)	26,000	2,994
Zensun Enterprises, Ltd. (A)(C)	21,000	799
Zhaobangji Lifestyle Holdings, Ltd. (A)	88,000	1,844
		1,955,939
Ireland - 0.5%
C&C Group PLC	17,690	35,431
Cairn Homes PLC	30,473	52,023
COSMO Pharmaceuticals NV (A)	560	43,570
Dalata Hotel Group PLC	6,155	26,233
FBD Holdings PLC	1,936	26,505
Glanbia PLC	6,256	121,567
Glenveagh Properties PLC (A)(D)	24,326	32,798
Grafton Group PLC, CHESS Depositary Interest	7,751	90,573
Greencore Group PLC (A)	23,830	50,112
Irish Continental Group PLC	5,309	31,201
Permanent TSB Group Holdings PLC (A)	5,786	8,086
		518,099
Isle of Man - 0.1%
Playtech PLC (A)	11,001	64,653
Strix Group PLC	6,042	6,370
		71,023
Israel - 1.0%
Adgar Investment and Development, Ltd. (A)	4,535	5,049
AFI Properties, Ltd. (A)	603	25,889
Africa Israel Residences, Ltd.	355	18,501
Airport City, Ltd. (A)	1	8
Allot, Ltd. (A)	2,103	4,749
Alrov Properties and Lodgings, Ltd. (A)	399	14,125
Arad, Ltd.	787	9,378
Ashdod Refinery, Ltd.	345	5,264
AudioCodes, Ltd.	1,269	13,172
Aura Investments, Ltd.	6,480	19,882
Automatic Bank Services, Ltd.	1,109	3,973
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	15,452
Bet Shemesh Engines Holdings 1997, Ltd.	358	19,704
BioLine RX, Ltd. (A)	48,850	1,970
Blue Square Real Estate, Ltd.	215	14,588
Carasso Motors, Ltd.	2,020	9,420
Cellcom Israel, Ltd. (A)	4,807	16,468
Compugen, Ltd. (A)	4,373	7,437
Danel Adir Yeoshua, Ltd.	253	20,672
Delek Automotive Systems, Ltd.	633	3,184
Dor Alon Energy in Israel 1988, Ltd. (A)	420	7,894
Duniec Brothers, Ltd. (A)	217	10,381
Electra Consumer Products 1970, Ltd. (A)	445	8,846
Electra Real Estate, Ltd.	1,543	13,194
Equital, Ltd. (A)	1,096	31,295
Formula Systems 1985, Ltd.	111	7,768
Fox Wizel, Ltd.	228	15,335
Gilat Satellite Networks, Ltd. (A)	1,452	6,467
Hamat Group, Ltd.	1,230	3,302
IDI Insurance Company, Ltd.	440	11,322
IES Holdings, Ltd. (A)	120	6,031

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Ilex Medical, Ltd.	211	$3,577
Inrom Construction Industries, Ltd.	4,264	11,028
Isracard, Ltd.	6,691	22,314
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development Company, Ltd. (A)	789	5,929
Isras Investment Company, Ltd.	75	12,987
Issta, Ltd. (A)	219	3,831
Kamada, Ltd. (A)	1,616	8,030
Kerur Holdings, Ltd.	418	6,870
Kvutzat Acro, Ltd.	1,118	9,911
Levinstein Properties, Ltd.	267	3,730
M Yochananof & Sons, Ltd.	155	7,162
Magic Software Enterprises, Ltd.	1,349	12,789
Malam - Team, Ltd. (A)	476	7,123
Maytronics, Ltd.	960	3,581
Mediterranean Towers, Ltd.	4,044	7,737
Mega Or Holdings, Ltd.	757	18,068
Mivtach Shamir Holdings, Ltd.	397	14,412
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	10,896
Nawi Group, Ltd.	1,396	9,311
Neto Malinda Trading, Ltd. (A)	451	6,959
Next Vision Stabilized Systems, Ltd.	2,120	30,207
Nexxen International, Ltd. (A)	2,825	8,028
Novolog, Ltd.	20,186	7,946
Oil Refineries, Ltd.	102,102	23,551
One Software Technologies, Ltd.	1,700	20,577
OPC Energy, Ltd. (A)	1	7
Partner Communications Company, Ltd. (A)	5,179	20,838
Paz Oil Company, Ltd.	345	31,224
Perion Network, Ltd. (A)	689	5,807
Plasson Industries, Ltd.	241	8,012
Plus500, Ltd.	3,252	93,491
Prashkovsky Investments and Construction, Ltd.	318	6,136
Priortech, Ltd. (A)	217	13,084
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	23,579
Retailors, Ltd.	748	13,083
Sano-Brunos Enterprises, Ltd.	145	11,542
Scope Metals Group, Ltd. (A)	377	10,675
Shikun & Binui, Ltd. (A)	8,986	16,649
Summit Real Estate Holdings, Ltd.	1,022	11,526
Tadiran Group, Ltd.	86	4,456
Tamar Petroleum, Ltd. (D)	3,135	16,602
Tel Aviv Stock Exchange, Ltd.	3,160	22,553
Telsys, Ltd.	84	3,720
Tera Light, Ltd. (A)	32	49
Tiv Taam Holdings 1, Ltd.	3,848	4,944
		945,255
Italy - 4.0%
A2A SpA	70,439	139,835
ACEA SpA (B)	2,494	40,363
Amplifon SpA	2,441	86,802
Anima Holding SpA (D)	9,201	45,884
Aquafil SpA (A)	969	3,038
Arnoldo Mondadori Editore SpA	7,965	20,701
Ascopiave SpA	4,243	10,324
Avio SpA	877	11,150
Azimut Holding SpA	5,229	123,238
Banca Generali SpA	2,463	98,868
Banca IFIS SpA	633	13,145
Banca Mediolanum SpA	3,807	41,952
Banca Monte dei Paschi di Siena SpA	46,234	217,973
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Banca Popolare di Sondrio SpA	21,195	$151,430
Banca Profilo SpA (B)	24,032	5,301
Banco di Desio e della Brianza SpA	2,610	12,320
BasicNet SpA	1,571	5,799
BFF Bank SpA (D)	6,472	61,421
BPER Banca SpA	49,022	248,165
Brembo NV	5,497	60,375
Brunello Cucinelli SpA	1,495	149,210
Buzzi SpA	4,276	172,186
Cairo Communication SpA	4,712	10,500
Carel Industries SpA (D)	1,809	33,648
Cembre SpA	370	15,274
Cementir Holding NV	2,219	22,151
CIR SpA-Compagnie Industriali (A)	42,681	27,039
Credito Emiliano SpA	4,857	48,464
Danieli & C Officine Meccaniche SpA	197	7,511
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	60,248
doValue SpA (A)(B)(D)	5,440	11,619
Enav SpA (D)	5,416	21,532
ERG SpA	344	8,623
Esprinet SpA (A)	2,412	13,182
Eurotech SpA (A)(B)	1,562	1,911
Fila SpA	2,245	20,615
Garofalo Health Care SpA (A)	1,776	9,586
Geox SpA (A)(B)	8,390	5,128
Hera SpA	38,131	130,335
Illimity Bank SpA (B)	1,273	6,534
IMMSI SpA (B)	6,756	3,306
Intercos SpA	1,065	17,279
Interpump Group SpA	3,216	142,685
Iren SpA	30,720	63,927
Italgas SpA	19,026	93,957
Italmobiliare SpA	405	12,402
Iveco Group NV	8,389	93,939
Maire SpA	7,602	63,139
MARR SpA	998	12,994
MFE-MediaForEurope NV, Class A	10,783	37,181
MFE-MediaForEurope NV, Class B	3,783	16,354
Moltiply Group SpA	424	15,494
Nexi SpA (A)(D)	3,451	21,037
OVS SpA (D)	11,708	31,084
Pharmanutra SpA (B)	268	13,737
Piaggio & C SpA	4,580	13,604
Piovan SpA (D)	884	11,301
Pirelli & C. SpA (D)	12,309	73,145
RAI Way SpA (D)	5,678	29,912
Reply SpA	1,004	148,039
Sabaf SpA	338	5,938
Safilo Group SpA (A)	8,728	9,347
Saipem SpA (A)	25,908	66,436
Salvatore Ferragamo SpA (B)	2,452	20,816
Sanlorenzo SpA	556	23,023
Saras SpA	32,800	56,699
Sesa SpA	391	48,308
Sogefi SpA	3,551	11,996
SOL SpA	1,145	40,506
Tamburi Investment Partners SpA	4,666	46,602
Technogym SpA (D)	6,815	70,104
Telecom Italia SpA (A)	305,003	72,950
Unieuro SpA (B)(D)	1,088	9,404
Unipol Gruppo SpA	18,092	179,424
Webuild SpA	14,544	31,784
Zignago Vetro SpA	1,669	21,097
		3,802,330

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan - 22.7%
A&D HOLON Holdings Company, Ltd.	900	$16,544
Achilles Corp.	1,000	10,176
Adastria Company, Ltd. (B)	620	13,987
ADEKA Corp.	3,600	72,788
Ad-sol Nissin Corp.	800	9,430
Advan Group Company, Ltd.	1,000	6,096
Aeon Delight Company, Ltd.	900	22,355
Aeon Fantasy Company, Ltd.	400	5,689
AEON Financial Service Company, Ltd.	4,300	35,349
Aeon Hokkaido Corp.	1,800	10,165
Aeria, Inc.	700	1,374
Ai Holdings Corp.	1,900	28,186
Aica Kogyo Company, Ltd.	1,800	39,264
Aichi Corp.	1,800	13,967
Aichi Steel Corp.	700	15,397
Aichi Tokei Denki Company, Ltd.	900	12,805
Aida Engineering, Ltd.	2,700	15,311
Aiful Corp.	8,600	20,441
Ain Holdings, Inc.	1,100	41,013
Aiphone Company, Ltd.	600	11,564
Airport Facilities Company, Ltd.	1,200	4,516
Airtrip Corp.	900	7,770
Aisan Industry Company, Ltd.	2,500	21,871
Aizawa Securities Group Company, Ltd.	1,300	21,641
Akatsuki, Inc.	400	6,590
Akebono Brake Industry Company, Ltd. (A)	9,400	10,036
Albis Company, Ltd.	500	8,509
Alconix Corp.	1,600	15,587
Alpen Company, Ltd.	1,100	13,965
Alps Alpine Company, Ltd.	7,000	67,119
Altech Corp.	1,100	17,292
Amano Corp.	2,200	57,028
Amuse, Inc.	400	4,056
Amvis Holdings, Inc.	300	4,283
Anest Iwata Corp.	1,800	18,422
AnGes, Inc. (A)(B)	6,300	1,723
Anicom Holdings, Inc.	3,700	15,495
Anritsu Corp.	3,900	29,941
AOKI Holdings, Inc.	1,700	14,144
Aoyama Trading Company, Ltd.	2,500	23,160
Aoyama Zaisan Networks Company, Ltd.	1,100	10,526
Arakawa Chemical Industries, Ltd.	1,400	10,553
Arata Corp.	1,400	30,770
ARCLANDS Corp.	1,770	21,408
Arcs Company, Ltd.	2,125	38,505
ARE Holdings, Inc.	3,600	47,058
Arealink Company, Ltd.	1,000	10,774
Argo Graphics, Inc.	1,000	29,866
Arisawa Manufacturing Company, Ltd.	600	6,082
Artience Company, Ltd. (B)	1,100	23,056
As One Corp.	2,000	35,749
Asahi Company, Ltd.	800	7,698
Asahi Diamond Industrial Company, Ltd.	3,900	24,036
Asahi Yukizai Corp.	400	13,046
Asia Pile Holdings Corp.	3,300	20,338
ASKA Pharmaceutical Holdings Company, Ltd.	800	12,376
ASKUL Corp.	2,000	27,163
Atsugi Company, Ltd. (A)	1,200	4,593
Aucnet, Inc.	1,100	18,862
Autobacs Seven Company, Ltd.	3,400	32,946
Avant Group Corp.	900	7,725
Avex, Inc.	2,800	23,802
Axial Retailing, Inc.	3,200	20,410
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
AZ-COM MARUWA Holdings, Inc.	3,100	$22,582
Bando Chemical Industries, Ltd.	2,500	31,297
Bank of the Ryukyus, Ltd.	800	6,432
Belc Company, Ltd.	500	23,678
Bell System24 Holdings, Inc.	1,300	12,974
Belluna Company, Ltd.	3,300	15,739
Bengo4.com, Inc. (A)	300	6,312
Bic Camera, Inc.	3,800	36,287
BML, Inc.	1,000	17,935
Bourbon Corp.	500	7,343
Br. Holdings Corp.	2,300	5,248
BrainPad, Inc.	900	5,909
Bunka Shutter Company, Ltd.	2,900	31,928
Business Brain Showa-Ota, Inc.	700	9,804
C Uyemura & Company, Ltd.	500	34,731
CAC Holdings Corp.	900	10,502
Canon Electronics, Inc.	900	12,672
Carenet, Inc.	1,200	4,114
Carlit Holdings Company, Ltd.	2,100	18,890
Cawachi, Ltd.	900	16,466
CellSource Company, Ltd. (B)	600	5,033
Celsys, Inc.	3,200	17,195
Central Automotive Products, Ltd.	500	16,589
Central Glass Company, Ltd.	800	18,714
Central Security Patrols Company, Ltd.	700	13,743
Central Sports Company, Ltd.	600	9,405
Ceres, Inc.	600	6,130
Change Holdings, Inc.	1,700	12,760
Charm Care Corp. KK	1,000	9,558
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	56,971
Chino Corp.	400	6,471
Chiyoda Company, Ltd.	800	4,644
Chiyoda Corp. (A)	9,100	17,133
Chiyoda Integre Company, Ltd.	800	15,742
Chofu Seisakusho Company, Ltd.	1,700	23,372
Chori Company, Ltd.	1,200	26,831
Chubu Shiryo Company, Ltd.	2,000	20,187
Chudenko Corp.	1,300	26,089
Chuetsu Pulp & Paper Company, Ltd.	500	4,756
Chugai Ro Company, Ltd.	500	10,604
Chugin Financial Group, Inc.	6,700	70,825
Chugoku Marine Paints, Ltd.	1,400	17,757
CI Takiron Corp.	3,000	13,744
Citizen Watch Company, Ltd.	8,700	58,310
CKD Corp.	2,400	47,623
Cleanup Corp.	2,100	9,706
CMK Corp.	3,700	13,744
Coca-Cola Bottlers Japan Holdings, Inc.	1,900	23,884
COLOPL, Inc.	3,200	13,019
Colowide Company, Ltd.	3,200	39,879
Comture Corp.	1,000	11,387
COOKPAD, Inc. (A)	2,700	3,137
Corona Corp.	300	1,819
Cosel Company, Ltd.	1,200	9,364
Cota Company, Ltd.	643	6,366
CRE, Inc.	800	7,959
Create Restaurants Holdings, Inc.	5,800	39,743
Create SD Holdings Company, Ltd.	1,100	24,748
Creek & River Company, Ltd.	800	9,042
Cresco, Ltd.	1,600	13,281
CTS Company, Ltd.	1,900	9,584
Curves Holdings Company, Ltd.	2,000	9,748
Cybozu, Inc.	2,000	24,840
Dai Nippon Toryo Company, Ltd.	1,200	9,878

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dai-Dan Company, Ltd.	1,200	$22,997
Daido Metal Company, Ltd.	1,900	7,390
Daido Steel Company, Ltd.	2,100	19,456
Daiho Corp.	800	16,730
Daiichi Jitsugyo Company, Ltd.	1,200	18,227
Daiichi Kensetsu Corp.	1,300	17,553
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	9,474
Daiichikosho Company, Ltd.	2,800	28,892
Daiken Medical Company, Ltd.	400	1,363
Daiki Aluminium Industry Company, Ltd.	1,500	11,897
Daikoku Denki Company, Ltd.	800	20,298
Daikokutenbussan Company, Ltd.	300	15,966
Daikyonishikawa Corp.	1,900	8,318
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	6,397
Daio Paper Corp.	4,200	23,250
Daiseki Company, Ltd.	1,360	31,780
Daishi Hokuetsu Financial Group, Inc.	1,100	35,291
Daishinku Corp.	1,600	7,050
Daito Pharmaceutical Company, Ltd.	770	10,676
Daitron Company, Ltd.	600	10,852
Daiwa Industries, Ltd.	2,000	19,075
Daiwabo Holdings Company, Ltd.	2,900	52,087
DCM Holdings Company, Ltd.	5,100	46,372
DeNA Company, Ltd.	2,700	26,875
Denka Company, Ltd.	1,700	22,924
Densan System Holdings Company, Ltd.	700	11,751
Denyo Company, Ltd.	900	16,372
Dexerials Corp.	900	42,027
DIC Corp.	2,700	51,382
Digital Arts, Inc.	700	19,696
Digital Hearts Holdings Company, Ltd.	900	5,825
Digital Holdings, Inc.	600	4,027
Dip Corp.	1,400	23,825
Direct Marketing MiX, Inc.	900	1,378
DKK Company, Ltd.	1,000	13,188
DKS Company, Ltd.	400	10,011
Doshisha Company, Ltd.	1,700	25,044
Doutor Nichires Holdings Company, Ltd.	1,000	13,925
Dowa Holdings Company, Ltd.	1,300	46,484
DTS Corp.	1,800	47,253
Duskin Company, Ltd.	1,600	36,560
DyDo Group Holdings, Inc.	600	9,989
Eagle Industry Company, Ltd.	1,300	15,618
Ebara Jitsugyo Company, Ltd.	800	20,539
Ebase Company, Ltd.	1,200	5,402
EDION Corp.	2,700	27,319
EF-ON, Inc.	1,500	3,846
eGuarantee, Inc.	2,000	18,098
E-Guardian, Inc.	284	3,622
Eiken Chemical Company, Ltd.	1,800	25,170
Eizo Corp.	800	24,286
Elan Corp.	2,800	15,545
Elecom Company, Ltd.	1,600	16,269
Elematec Corp.	1,400	17,556
EM Systems Company, Ltd.	1,400	5,329
en-japan, Inc.	800	13,054
Enplas Corp. (B)	300	14,985
eRex Company, Ltd. (A)	1,900	8,413
ES-Con Japan, Ltd.	1,500	9,901
ESPEC Corp.	800	15,883
Exedy Corp.	700	12,864
EXEO Group, Inc.	6,400	63,902
Ezaki Glico Company, Ltd. (B)	2,000	52,017
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fancl Corp.	2,500	$42,808
FCC Company, Ltd.	2,200	32,240
FDK Corp. (A)	1,100	4,901
Feed One Company, Ltd.	1,600	9,515
Ferrotec Holdings Corp.	2,000	34,544
FIDEA Holdings Company, Ltd.	2,140	22,119
Financial Partners Group Company, Ltd.	1,100	15,377
Fixstars Corp.	2,000	24,498
Food & Life Companies, Ltd.	4,500	72,947
Foster Electric Company, Ltd.	2,100	23,613
FP Corp.	1,100	16,537
France Bed Holdings Company, Ltd.	2,200	17,337
Fudo Tetra Corp.	1,080	16,281
Fuji Corp. (Aichi)	2,600	41,305
Fuji Corp., Ltd.	1,300	6,591
Fuji Kyuko Company, Ltd.	800	15,961
Fuji Oil Company, Ltd.	4,400	14,091
Fuji Oil Holdings, Inc.	1,400	24,595
Fuji Pharma Company, Ltd.	1,400	13,038
Fuji Seal International, Inc.	2,100	32,310
Fujibo Holdings, Inc.	700	21,869
Fujicco Company, Ltd.	1,500	17,353
Fujikura Kasei Company, Ltd.	2,000	6,876
Fujimi, Inc.	2,400	45,395
Fujimori Kogyo Company, Ltd.	800	21,174
Fujisash Company, Ltd.	4,900	2,624
Fujitsu General, Ltd.	2,000	25,935
Fujiya Company, Ltd.	500	8,128
Fukuda Corp.	200	7,289
Fukuda Denshi Company, Ltd.	700	29,657
Fukui Computer Holdings, Inc.	300	4,712
Fukushima Galilei Company, Ltd.	500	20,695
Fukuyama Transporting Company, Ltd.	1,000	24,713
FULLCAST Holdings Company, Ltd.	1,000	9,045
Funai Soken Holdings, Inc.	1,800	25,705
Furukawa Company, Ltd.	1,900	22,219
Furukawa Electric Company, Ltd.	2,900	73,695
Furuno Electric Company, Ltd.	800	10,424
Furuya Metal Company, Ltd.	900	24,466
Furyu Corp.	1,300	8,513
Fuso Chemical Company, Ltd.	1,000	25,607
Fuso Pharmaceutical Industries, Ltd.	500	7,608
Futaba Corp. (A)	1,600	6,535
Futaba Industrial Company, Ltd.	3,400	18,723
Future Corp.	2,400	22,882
Fuyo General Lease Company, Ltd.	400	30,633
G-7 Holdings, Inc.	2,000	20,572
Gakken Holdings Company, Ltd.	1,600	10,540
Gecoss Corp.	400	2,540
Genki Sushi Company, Ltd.	1,000	20,898
Genky DrugStores Company, Ltd.	1,200	21,563
Geo Holdings Corp.	1,900	19,734
GLOBERIDE, Inc.	1,200	15,985
Glory, Ltd.	2,100	36,672
GMO Financial Gate, Inc.	400	16,550
GMO Financial Holdings, Inc.	1,600	7,817
GMO GlobalSign Holdings KK	500	9,241
GMO internet group, Inc.	2,800	42,817
GNI Group, Ltd. (A)	1,100	16,236
Goldcrest Company, Ltd.	990	16,621
Goldwin, Inc.	400	21,907
Golf Digest Online, Inc.	800	2,812
Gremz, Inc.	800	12,819
GS Yuasa Corp.	3,000	59,835
G-Tekt Corp.	1,200	14,611

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Gun-Ei Chemical Industry Company, Ltd.	400	$8,227
GungHo Online Entertainment, Inc.	2,000	33,720
Gunze, Ltd.	800	28,656
H.U. Group Holdings, Inc.	1,600	23,326
H2O Retailing Corp.	2,600	38,539
Hagihara Industries, Inc.	800	7,813
Hagiwara Electric Holdings Company, Ltd.	500	12,273
Hakudo Company, Ltd.	600	10,705
Hakuto Company, Ltd.	700	22,407
Halows Company, Ltd.	600	16,696
Hamakyorex Company, Ltd.	1,000	27,508
Hanwa Company, Ltd.	1,500	57,596
Happinet Corp.	1,000	20,788
Harmonic Drive Systems, Inc.	600	16,975
Hazama Ando Corp.	5,490	39,858
Heiwa Corp.	1,500	19,324
Heiwa Real Estate Company, Ltd.	1,500	36,717
Heiwado Company, Ltd.	500	7,537
Hennge KK (A)	1,000	5,885
Hibiya Engineering, Ltd.	1,500	33,388
Hiday Hidaka Corp.	600	11,210
HI-LEX Corp.	600	5,490
Hino Motors, Ltd. (A)	10,400	27,128
Hioki EE Corp.	500	21,069
Hirano Tecseed Company, Ltd.	1,100	12,699
Hirogin Holdings, Inc.	10,600	82,405
Hiroshima Gas Company, Ltd.	4,900	12,150
Hisaka Works, Ltd.	2,000	13,186
Hisamitsu Pharmaceutical Company, Inc.	500	11,580
Hitachi Zosen Corp.	5,500	36,118
Hochiki Corp.	600	8,383
Hokkaido Electric Power Company, Inc.	5,900	43,949
Hokkaido Gas Company, Ltd.	600	12,871
Hokkan Holdings, Ltd.	1,000	11,233
Hokko Chemical Industry Company, Ltd.	700	6,495
Hokkoku Financial Holdings, Inc.	900	29,714
Hokuetsu Corp. (B)	4,900	32,272
Hokuetsu Industries Company, Ltd.	1,200	17,910
Hokuhoku Financial Group, Inc.	4,900	63,536
Hokuriku Electric Power Company	7,400	46,965
Hokuto Corp.	1,600	18,928
H-One Company, Ltd.	1,000	6,363
Honeys Holdings Company, Ltd.	1,350	13,265
Hoosiers Holdings Company, Ltd.	3,400	24,551
Hosiden Corp.	1,700	22,844
Hosokawa Micron Corp.	600	15,789
HS Holdings Company, Ltd.	1,000	6,160
IBJ, Inc.	1,800	6,713
Ichikoh Industries, Ltd.	2,300	7,807
Ichinen Holdings Company, Ltd.	1,900	20,518
Ichiyoshi Securities Company, Ltd.	2,800	15,088
Icom, Inc.	500	9,536
IDEC Corp.	1,600	29,526
IDOM, Inc.	1,300	11,289
Iino Kaiun Kaisha, Ltd.	2,900	23,206
I'll, Inc.	1,100	16,970
Imasen Electric Industrial	500	1,933
Imuraya Group Company, Ltd.	300	4,601
Inaba Denki Sangyo Company, Ltd.	2,100	51,412
Inaba Seisakusho Company, Ltd.	200	2,399
Inabata & Company, Ltd.	2,000	43,941
Inageya Company, Ltd.	300	2,287
Ines Corp.	900	10,352
i-Net Corp.	900	12,082
Infocom Corp.	1,000	37,684
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Insource Company, Ltd.	300	$1,660
Intage Holdings, Inc.	468	4,379
Integrated Design & Engineering Holdings Company, Ltd.	1,000	26,434
Inui Global Logistics Company, Ltd.	1,600	11,570
I-PEX, Inc.	500	6,559
IR Japan Holdings, Ltd.	400	3,023
Iriso Electronics Company, Ltd.	1,000	18,994
Iseki & Company, Ltd.	1,200	7,797
Ishihara Sangyo Kaisha, Ltd.	2,100	21,317
ITFOR, Inc.	1,000	8,984
ITmedia, Inc.	900	10,792
Itochu Enex Company, Ltd.	2,700	25,580
Itochu-Shokuhin Company, Ltd.	300	13,160
Itoham Yonekyu Holdings, Inc.	1,100	29,460
Itoki Corp.	2,100	22,484
IwaiCosmo Holdings, Inc.	900	12,667
Iyogin Holdings, Inc.	5,600	52,184
Izumi Company, Ltd.	1,400	28,071
J Trust Company, Ltd.	6,286	15,917
JAC Recruitment Company, Ltd.	4,800	19,668
Jaccs Company, Ltd.	900	26,081
Jade Group, Inc. (A)	400	4,077
JAFCO Group Company, Ltd.	1,200	14,193
JANOME Corp.	1,200	5,151
Japan Aviation Electronics Industry, Ltd.	2,300	37,180
Japan Cash Machine Company, Ltd.	700	6,022
Japan Communications, Inc. (A)	15,200	17,806
Japan Elevator Service Holdings Company, Ltd.	2,000	32,245
Japan Investment Adviser Company, Ltd.	2,000	20,137
Japan Lifeline Company, Ltd.	3,000	21,155
Japan Material Company, Ltd.	2,900	40,118
Japan Medical Dynamic Marketing, Inc.	900	3,839
Japan Petroleum Exploration Company, Ltd.	700	28,358
Japan Property Management Center Company, Ltd.	800	6,000
Japan Pulp & Paper Company, Ltd.	600	22,715
Japan Securities Finance Company, Ltd.	3,300	32,905
Japan Transcity Corp.	3,100	20,919
Japan Wool Textile Company, Ltd.	4,000	33,885
JBCC Holdings, Inc.	600	13,686
JCR Pharmaceuticals Company, Ltd.	2,900	10,959
JCU Corp.	800	19,939
Jeol, Ltd.	1,500	68,119
JGC Holdings Corp.	3,000	23,583
Jimoto Holdings, Inc.	980	2,346
JINS Holdings, Inc.	800	19,500
JINUSHI Company, Ltd.	1,100	18,411
JM Holdings Company, Ltd.	600	10,906
JMS Company, Ltd.	500	1,678
J-Oil Mills, Inc.	1,200	14,895
Joshin Denki Company, Ltd.	1,100	18,152
Joyful Honda Company, Ltd.	1,900	26,355
JSB Company, Ltd.	800	15,949
JSP Corp.	800	11,516
Juki Corp.	1,400	4,505
Juroku Financial Group, Inc.	1,300	38,754
Justsystems Corp.	1,500	28,052
JVCKenwood Corp.	6,770	39,221
K&O Energy Group, Inc. (B)	800	19,008
Kaga Electronics Company, Ltd.	600	21,565
Kagome Company, Ltd.	2,300	46,836
Kakaku.com, Inc.	1,900	24,932

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kaken Pharmaceutical Company, Ltd.	1,200	$28,727
Kakiyasu Honten Company, Ltd.	500	8,038
Kamakura Shinsho, Ltd.	1,200	3,212
Kameda Seika Company, Ltd.	700	18,483
Kamei Corp.	2,000	29,498
Kanaden Corp.	1,100	11,597
Kanagawa Chuo Kotsu Company, Ltd.	700	13,678
Kanamic Network Company, Ltd.	600	2,079
Kanamoto Company, Ltd.	600	11,067
Kandenko Company, Ltd.	2,900	31,185
Kaneka Corp.	1,400	36,869
Kanematsu Corp.	3,500	58,816
Kanto Denka Kogyo Company, Ltd.	2,000	11,931
Kasai Kogyo Company, Ltd. (A)	1,000	1,243
Katakura Industries Company, Ltd.	1,700	22,792
Katitas Company, Ltd.	1,800	19,484
Kato Sangyo Company, Ltd.	1,100	29,501
Kato Works Company, Ltd.	400	3,265
Kawada Technologies, Inc.	600	10,275
KeePer Technical Laboratory Company, Ltd. (B)	500	12,745
Keihanshin Building Company, Ltd.	2,000	20,919
Kenko Mayonnaise Company, Ltd.	900	11,281
KFC Holdings Japan, Ltd.	800	32,326
KH Neochem Company, Ltd.	1,500	21,448
Kimoto Company, Ltd.	3,000	4,159
King Jim Company, Ltd.	1,400	7,645
Kissei Pharmaceutical Company, Ltd.	1,100	22,302
Ki-Star Real Estate Company, Ltd.	600	13,168
Kitz Corp.	1,500	10,632
Koa Corp.	1,700	16,418
Koatsu Gas Kogyo Company, Ltd.	3,000	18,301
Kobe Electric Railway Company, Ltd.	300	5,204
Kohnan Shoji Company, Ltd.	1,200	31,190
Kojima Company, Ltd.	3,000	18,100
Kokuyo Company, Ltd.	2,900	48,718
Komatsu Matere Company, Ltd.	1,700	8,199
KOMEDA Holdings Company, Ltd.	2,000	33,821
Komeri Company, Ltd.	1,500	32,724
Komori Corp.	2,300	19,500
Kondotec, Inc.	1,300	11,366
Konica Minolta, Inc.	14,200	39,516
Konishi Company, Ltd.	3,100	25,210
Konoike Transport Company, Ltd.	1,700	25,364
Kotobuki Spirits Company, Ltd.	2,500	29,105
Krosaki Harima Corp.	500	8,703
KRS Corp.	1,100	11,553
K's Holdings Corp.	5,700	53,701
Kumagai Gumi Company, Ltd.	1,300	29,835
Kumiai Chemical Industry Company, Ltd.	3,400	17,033
Kurabo Industries, Ltd.	900	28,036
Kureha Corp.	1,500	26,143
Kurimoto, Ltd.	200	5,845
Kusuri no Aoki Holdings Company, Ltd.	2,100	39,589
KYB Corp.	1,000	33,820
Kyodo Printing Company, Ltd.	500	12,124
Kyoei Steel, Ltd.	300	3,922
Kyokuto Kaihatsu Kogyo Company, Ltd.	900	14,095
Kyokuto Securities Company, Ltd.	2,300	21,062
Kyokuyo Company, Ltd.	700	17,802
Kyorin Pharmaceutical Company, Ltd.	1,900	20,120
Kyoritsu Maintenance Company, Ltd.	2,800	52,450
Kyosan Electric Manufacturing Company, Ltd.	2,000	8,992
LAC Company, Ltd.	1,400	7,252
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Lacto Japan Company, Ltd.	800	$13,869
LEC, Inc.	1,600	12,156
Leopalace21 Corp.	6,400	20,526
Life Corp.	800	19,608
LIFULL Company, Ltd.	3,800	3,734
Link And Motivation, Inc.	2,300	6,679
Lintec Corp.	1,900	40,568
Litalico, Inc.	1,300	14,095
M&A Capital Partners Company, Ltd.	600	8,192
Mabuchi Motor Company, Ltd.	3,200	47,769
Macromill, Inc.	2,300	12,165
Maeda Kosen Company, Ltd.	2,200	23,201
Maezawa Kasei Industries Company, Ltd. (B)	1,100	12,695
Maezawa Kyuso Industries Company, Ltd.	1,800	15,037
Makino Milling Machine Company, Ltd.	800	33,669
Management Solutions Company, Ltd.	1,300	11,651
Mandom Corp.	1,600	12,042
Mani, Inc.	3,500	43,315
MarkLines Company, Ltd.	400	7,577
Mars Group Holdings Corp.	700	16,565
Marubun Corp.	200	1,557
Marudai Food Company, Ltd.	1,600	17,306
Maruha Nichiro Corp.	1,400	27,597
Maruichi Steel Tube, Ltd.	2,700	62,752
MARUKA FURUSATO Corp.	700	9,407
Maruwa Company, Ltd.	200	47,884
Maruzen Company, Ltd.	800	15,203
Maruzen Showa Unyu Company, Ltd.	800	27,321
Marvelous, Inc.	1,400	5,655
Matsuda Sangyo Company, Ltd.	500	9,141
Matsui Securities Company, Ltd.	4,900	25,578
Max Company, Ltd.	1,500	36,028
Maxell, Ltd.	2,200	24,464
Maxvalu Tokai Company, Ltd.	1,100	21,277
MCJ Company, Ltd.	3,200	30,089
MEC Company, Ltd.	700	20,183
Media Do Company, Ltd.	600	5,652
Medical Data Vision Company, Ltd. (B)	1,700	6,331
Medikit Company, Ltd.	500	9,177
Medley, Inc. (A)	800	17,918
MedPeer, Inc.	600	2,338
Megachips Corp.	1,100	27,968
Megmilk Snow Brand Company, Ltd.	1,400	22,660
Meidensha Corp.	800	18,190
Meiko Electronics Company, Ltd.	600	26,975
Meisei Industrial Company, Ltd.	3,000	24,073
MEITEC Group Holdings, Inc.	2,000	40,542
Meito Sangyo Company, Ltd.	900	11,255
Melco Holdings, Inc.	500	10,880
Members Company, Ltd.	400	2,241
Menicon Company, Ltd.	2,500	20,578
Mercari, Inc. (A)	4,100	50,932
METAWATER Company, Ltd.	1,600	19,483
Micronics Japan Company, Ltd.	800	33,349
Midac Holdings Company, Ltd.	500	4,721
Mie Kotsu Group Holdings, Inc.	3,700	13,966
Milbon Company, Ltd.	912	18,862
Mimasu Semiconductor Industry Company, Ltd.	1,400	32,241
Ministop Company, Ltd.	1,100	11,607
MIRAIT ONE Corp.	4,240	55,419
Mirarth Holdings, Inc.	6,300	20,363
Miroku Jyoho Service Company, Ltd.	700	8,671
Mitani Corp.	2,000	20,211

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitani Sekisan Company, Ltd.	600	$22,561
Mito Securities Company, Ltd.	6,300	22,687
Mitsuba Corp.	2,300	16,418
Mitsubishi Logisnext Company, Ltd.	1,000	9,990
Mitsubishi Logistics Corp.	1,200	39,489
Mitsubishi Materials Corp.	1,900	34,900
Mitsubishi Paper Mills, Ltd.	2,600	13,385
Mitsubishi Pencil Company, Ltd.	1,500	23,553
Mitsubishi Research Institute, Inc.	500	15,506
Mitsubishi Shokuhin Company, Ltd.	600	20,422
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	9,374
Mitsui DM Sugar Holdings Company, Ltd.	1,000	21,143
Mitsui E&S Company, Ltd.	4,600	41,868
Mitsui High-Tec, Inc. (B)	500	19,569
Mitsui Matsushima Holdings Company, Ltd.	300	9,490
Mitsui Mining & Smelting Company, Ltd.	2,200	70,499
Mitsui-Soko Holdings Company, Ltd.	900	26,836
Mitsuuroko Group Holdings Company, Ltd.	3,200	35,130
Miura Company, Ltd.	1,600	32,458
Mixi, Inc.	1,800	34,011
Mizuho Leasing Company, Ltd.	4,000	28,010
Mizuno Corp.	400	19,699
Mochida Pharmaceutical Company, Ltd.	900	17,458
Modec, Inc.	1,800	32,541
Monex Group, Inc.	8,000	36,308
Morinaga & Company, Ltd.	3,000	46,600
Morinaga Milk Industry Company, Ltd.	3,000	63,125
Morita Holdings Corp.	2,200	25,683
Morozoff, Ltd.	500	15,232
MrMax Holdings, Ltd.	1,700	7,243
m-up Holdings, Inc.	2,000	17,927
Musashi Seimitsu Industry Company, Ltd.	2,600	30,528
Nabtesco Corp.	3,300	56,235
Nachi-Fujikoshi Corp.	600	13,108
Nafco Company, Ltd.	1,100	20,972
Nagano Keiki Company, Ltd.	800	14,755
Nagase & Company, Ltd.	3,000	58,891
Nagatanien Holdings Company, Ltd.	1,000	19,288
Nagawa Company, Ltd.	300	15,358
Nakamuraya Company, Ltd.	300	6,059
Nakanishi, Inc.	2,600	41,164
Nakayama Steel Works, Ltd.	1,100	6,461
Namura Shipbuilding Company, Ltd.	1,152	17,246
Nankai Electric Railway Company, Ltd.	3,000	49,863
Natori Company, Ltd.	700	9,187
NEC Capital Solutions, Ltd.	800	20,617
NEC Networks & System Integration Corp.	2,100	32,140
NET One Systems Company, Ltd.	2,900	53,218
Neturen Company, Ltd.	2,300	15,894
Nextage Company, Ltd.	1,900	28,342
NHK Spring Company, Ltd.	4,300	43,132
Nice Corp.	600	7,507
Nichias Corp.	2,300	67,630
Nichiban Company, Ltd.	700	8,366
Nichicon Corp.	600	4,493
Nichiden Corp.	600	13,453
Nichiha Corp.	1,200	25,584
Nichireki Company, Ltd.	1,200	18,574
Nichirin Company, Ltd.	1,040	23,205
Nihon Chouzai Company, Ltd.	800	7,445
Nihon Dempa Kogyo Company, Ltd.	2,500	22,404
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nihon Flush Company, Ltd.	1,000	$5,767
Nihon House Holdings Company, Ltd.	1,000	2,143
Nihon Kagaku Sangyo Company, Ltd.	1,000	9,449
Nihon Kohden Corp.	1,600	23,152
Nihon M&A Center Holdings, Inc.	9,700	50,236
Nihon Nohyaku Company, Ltd.	4,000	18,896
Nihon Parkerizing Company, Ltd.	3,900	31,770
Nihon Tokushu Toryo Company, Ltd.	1,000	7,726
Nikkiso Company, Ltd.	2,100	15,120
Nikkon Holdings Company, Ltd.	2,200	49,901
Nippn Corp.	1,600	23,286
Nippon Air Conditioning Services Company, Ltd.	1,600	10,922
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,016
Nippon Carbon Company, Ltd.	500	16,166
Nippon Chemical Industrial Company, Ltd.	700	11,998
Nippon Chemi-Con Corp. (A)	1,100	11,240
Nippon Coke & Engineering Company, Ltd.	18,000	13,764
Nippon Concrete Industries Company, Ltd.	2,600	6,086
Nippon Denko Company, Ltd.	6,530	11,888
Nippon Densetsu Kogyo Company, Ltd.	2,100	25,882
Nippon Electric Glass Company, Ltd.	2,200	50,230
Nippon Gas Company, Ltd.	4,300	64,930
Nippon Hume Corp.	2,000	14,701
Nippon Kayaku Company, Ltd.	5,300	40,662
Nippon Kodoshi Corp.	800	11,759
Nippon Light Metal Holdings Company, Ltd.	2,820	31,611
Nippon Paper Industries Company, Ltd.	4,600	27,446
Nippon Parking Development Company, Ltd.	8,400	10,872
Nippon Pillar Packing Company, Ltd.	500	16,746
Nippon Rietec Company, Ltd.	300	2,355
Nippon Seiki Company, Ltd.	3,000	27,551
Nippon Sharyo, Ltd.	600	9,531
Nippon Sheet Glass Company, Ltd. (A)	4,100	10,804
Nippon Shinyaku Company, Ltd.	800	16,174
Nippon Shokubai Company, Ltd.	3,200	32,045
Nippon Signal Company, Ltd.	3,000	19,688
Nippon Soda Company, Ltd.	600	19,703
Nippon Thompson Company, Ltd.	4,700	18,575
Nippon Yakin Kogyo Company, Ltd.	300	8,561
Nipro Corp.	6,700	52,678
Nishikawa Rubber Company, Ltd.	800	9,706
Nishimatsu Construction Company, Ltd.	1,500	42,117
Nishimatsuya Chain Company, Ltd.	2,700	35,991
Nishi-Nippon Financial Holdings, Inc.	3,900	49,256
Nishi-Nippon Railroad Company, Ltd.	2,400	38,599
Nishio Holdings Company, Ltd.	800	20,635
Nissan Shatai Company, Ltd.	3,400	20,761
Nissei ASB Machine Company, Ltd.	500	17,254
Nissei Plastic Industrial Company, Ltd.	1,600	10,499
Nissha Company, Ltd.	2,300	29,214
Nisshinbo Holdings, Inc.	4,768	31,934
Nissin Corp.	1,400	41,770
Nisso Holdings Company, Ltd.	2,400	12,700
Nissui Corp.	9,200	49,454
Nitta Corp.	800	20,483
NITTAN Corp.	1,200	2,354
Nittetsu Mining Company, Ltd.	600	19,016
Nitto Kogyo Corp.	600	13,082
Nitto Kohki Company, Ltd.	1,000	15,047
Nitto Seiko Company, Ltd.	1,700	6,194

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Noevir Holdings Company, Ltd.	800	$28,042
Nohmi Bosai, Ltd.	1,300	19,690
Nojima Corp.	3,200	32,186
NOK Corp.	900	11,995
Nomura Micro Science Company, Ltd.	1,200	32,390
Noritake Company, Ltd.	1,400	34,673
Noritsu Koki Company, Ltd.	1,000	27,751
Noritz Corp.	2,100	23,003
North Pacific Bank, Ltd.	12,900	42,865
NPR-RIKEN Corp.	1,200	21,113
NS Tool Company, Ltd.	800	4,999
NS United Kaiun Kaisha, Ltd.	100	3,154
NSD Company, Ltd.	2,200	42,260
NTN Corp.	18,400	36,702
Obara Group, Inc.	600	15,590
Ohsho Food Service Corp.	200	10,748
Oiles Corp.	1,380	20,101
Oisix ra daichi, Inc. (A)(B)	1,200	9,284
Okabe Company, Ltd.	2,600	12,601
Okamoto Industries, Inc.	600	18,741
Okamura Corp.	2,000	28,045
Okasan Securities Group, Inc.	7,000	34,887
Oki Electric Industry Company, Ltd.	4,700	29,794
Okinawa Cellular Telephone Company	800	19,544
Okinawa Financial Group, Inc.	1,140	18,789
OKUMA Corp.	1,100	49,837
Okumura Corp.	1,200	37,531
Okura Industrial Company, Ltd.	800	14,122
Okuwa Company, Ltd.	1,000	5,715
Onoken Company, Ltd.	1,500	15,776
Onward Holdings Company, Ltd.	2,400	9,319
Optex Group Company, Ltd.	1,900	20,038
Optim Corp. (A)	700	3,061
Optorun Company, Ltd.	1,100	13,882
Organo Corp.	500	25,693
Orient Corp.	3,180	20,415
Oriental Shiraishi Corp.	7,600	17,147
Origin Company, Ltd.	600	5,032
Oro Company, Ltd.	700	11,174
Osaka Organic Chemical Industry, Ltd.	800	18,946
Osaka Steel Company, Ltd.	700	10,480
Osaki Electric Company, Ltd.	3,000	13,129
OSG Corp.	3,900	47,762
Oyo Corp.	1,300	22,898
Pacific Industrial Company, Ltd.	700	6,604
Pacific Metals Company, Ltd. (A)	1,100	8,795
PAL GROUP Holdings Company, Ltd.	1,400	15,762
PALTAC Corp.	1,200	32,792
Paramount Bed Holdings Company, Ltd.	1,600	27,133
Paris Miki Holdings, Inc.	1,100	2,752
Park24 Company, Ltd. (A)	4,200	42,071
Pasona Group, Inc.	1,300	17,100
Penta-Ocean Construction Company, Ltd.	2,300	9,478
PeptiDream, Inc. (A)	3,600	55,952
PIA Corp. (A)	500	9,732
Pickles Holdings Company, Ltd.	800	5,987
Pigeon Corp.	5,500	49,792
Pilot Corp.	1,200	32,046
Piolax, Inc.	1,200	17,463
Pola Orbis Holdings, Inc.	1,200	9,745
Pole To Win Holdings, Inc.	2,000	6,060
Premium Group Company, Ltd.	900	12,152
Premium Water Holdings, Inc.	400	7,306
Press Kogyo Company, Ltd.	2,500	10,093
Pressance Corp.	700	8,541
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Prestige International, Inc.	5,000	$21,914
Prima Meat Packers, Ltd.	1,500	22,261
Procrea Holdings, Inc.	2,344	28,566
Pronexus, Inc.	600	4,925
Proto Corp.	1,800	16,608
PS Mitsubishi Construction Company, Ltd.	800	4,991
Punch Industry Company, Ltd.	1,300	3,895
QB Net Holdings Company, Ltd.	1,800	12,632
Qol Holdings Company, Ltd.	1,400	12,992
Quick Company, Ltd.	800	11,019
Raccoon Holdings, Inc.	800	2,782
Raito Kogyo Company, Ltd.	1,300	16,977
Raiznext Corp.	2,000	23,085
Raksul, Inc. (A)	1,200	7,105
Rakus Company, Ltd.	1,200	15,570
Rasa Industries, Ltd.	600	11,126
Raysum Company, Ltd.	300	6,410
Relo Group, Inc.	2,800	29,923
Rengo Company, Ltd.	8,600	55,805
RENOVA, Inc. (A)	1,400	8,651
Resorttrust, Inc.	2,400	35,653
Restar Corp.	1,600	31,871
Retail Partners Company, Ltd.	300	3,259
Rheon Automatic Machinery Company, Ltd.	1,500	16,085
Ricoh Leasing Company, Ltd.	800	26,497
Riken Keiki Company, Ltd.	700	18,400
Riken Technos Corp.	3,000	19,870
Riken Vitamin Company, Ltd.	1,400	24,121
Rion Company, Ltd.	500	9,139
Riso Kyoiku Company, Ltd.	3,400	5,166
Rock Field Company, Ltd.	1,000	9,089
Rokko Butter Company, Ltd.	600	5,806
Roland Corp.	700	17,728
Round One Corp.	5,500	28,286
Royal Holdings Company, Ltd.	600	9,498
RS Technologies Company, Ltd.	800	17,473
Ryobi, Ltd.	1,400	20,042
Ryoden Corp.	800	13,772
S Foods, Inc.	900	16,329
S&B Foods, Inc.	600	16,968
Sac's Bar Holdings, Inc.	600	3,048
Saibu Gas Holdings Company, Ltd.	1,500	18,798
Saint-Care Holding Corp.	1,900	10,333
Sakai Chemical Industry Company, Ltd.	100	1,888
Sakai Moving Service Company, Ltd.	1,000	15,874
Sakata INX Corp.	1,200	13,515
Sala Corp.	3,000	16,240
Samty Holdings Company, Ltd.	1,600	24,761
San-A Company, Ltd.	700	22,018
San-Ai Obbli Company, Ltd.	2,700	34,753
Sangetsu Corp.	2,100	38,997
Sanken Electric Company, Ltd.	900	38,536
Sanki Engineering Company, Ltd.	2,000	26,561
Sankyo Frontier Company, Ltd.	300	7,837
Sankyo Seiko Company, Ltd.	3,200	14,814
Sankyo Tateyama, Inc.	2,500	12,503
Sankyu, Inc.	1,400	47,956
Sanoh Industrial Company, Ltd.	1,900	12,146
Sanshin Electronics Company, Ltd.	700	9,593
Sanyo Chemical Industries, Ltd.	600	14,868
Sanyo Denki Company, Ltd.	400	18,180
Sanyo Electric Railway Company, Ltd.	1,600	21,289
Sanyo Shokai, Ltd.	700	10,457
Sanyo Special Steel Company, Ltd.	1,400	18,631

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sanyo Trading Company, Ltd.	1,200	$12,075
Sato Holdings Corp.	1,700	22,874
Sawai Group Holdings Company, Ltd.	1,800	73,039
SBI ARUHI Corp.	500	2,851
SBI Global Asset Management Company, Ltd.	1,300	5,406
SBS Holdings, Inc.	900	15,017
Scroll Corp.	2,300	15,532
Seika Corp.	500	13,770
Seikagaku Corp.	1,700	9,315
Seikitokyu Kogyo Company, Ltd.	1,600	17,472
Seiko Group Corp.	1,400	42,886
Seino Holdings Company, Ltd.	1,400	18,955
Seiren Company, Ltd.	1,900	28,395
Sekisui Jushi Corp.	1,600	22,703
Sekisui Kasei Company, Ltd.	2,500	7,308
Senko Group Holdings Company, Ltd.	4,700	33,010
Senshu Electric Company, Ltd.	600	20,197
Senshu Ikeda Holdings, Inc.	8,000	20,018
Senshukai Company, Ltd. (A)(B)	3,300	6,528
Seria Company, Ltd.	2,100	38,054
Seven Bank, Ltd.	9,500	15,936
Shibaura Electronics Company, Ltd.	1,000	20,112
Shibaura Machine Company, Ltd.	600	14,408
Shibaura Mechatronics Corp.	300	15,865
Shibuya Corp.	800	17,833
SHIFT, Inc. (A)	300	27,208
Shikibo, Ltd.	1,100	7,753
Shikoku Electric Power Company, Inc.	5,200	44,706
Shikoku Kasei Holdings Corp.	1,700	22,656
Shima Seiki Manufacturing, Ltd.	1,200	12,638
Shin Nippon Biomedical Laboratories, Ltd. (B)	1,000	8,856
Shinagawa Refractories Company, Ltd.	2,100	26,046
Shindengen Electric Manufacturing Company, Ltd.	500	9,220
Shin-Etsu Polymer Company, Ltd.	1,900	17,895
Shinko Shoji Company, Ltd.	1,900	11,162
Shinmaywa Industries, Ltd.	2,400	21,259
Shinnihon Corp.	600	6,117
Shinwa Company, Ltd.	700	12,835
Ship Healthcare Holdings, Inc.	2,600	38,536
Shizuoka Gas Company, Ltd.	2,500	14,899
Shoei Company, Ltd.	1,600	19,532
Shofu, Inc.	600	17,451
Showa Sangyo Company, Ltd.	1,000	19,607
SIGMAXYZ Holdings, Inc.	1,800	17,806
Siix Corp.	1,600	12,815
Sinanen Holdings Company, Ltd.	800	24,324
Sinfonia Technology Company, Ltd.	700	14,884
Sinko Industries, Ltd.	1,500	38,699
Sintokogio, Ltd.	1,900	13,634
SKY Perfect JSAT Holdings, Inc.	7,800	42,268
Smaregi, Inc. (A)	400	5,814
SMK Corp.	300	4,854
SMS Company, Ltd.	1,600	20,323
Sodick Company, Ltd.	2,400	10,872
Softcreate Holdings Corp.	1,400	17,299
Software Service, Inc.	200	17,650
Soken Chemical & Engineering Company, Ltd.	800	13,578
Solasto Corp.	3,200	9,290
Sotetsu Holdings, Inc.	3,500	53,128
Sparx Group Company, Ltd.	1,480	15,741
S-Pool, Inc.	5,000	10,082
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SRA Holdings	600	$16,594
SRE Holdings Corp. (A)	400	12,024
ST Corp.	700	6,846
St. Marc Holdings Company, Ltd.	800	11,042
Star Mica Holdings Company, Ltd.	2,200	8,743
Star Micronics Company, Ltd.	1,000	13,166
Starts Corp., Inc.	1,300	27,520
Starzen Company, Ltd.	600	11,271
Stella Chemifa Corp.	800	21,608
Strike Company, Ltd.	700	20,093
Studio Alice Company, Ltd.	900	11,942
Sugimoto & Company, Ltd.	700	10,675
Sumida Corp.	1,600	11,482
Suminoe Textile Company, Ltd.	500	7,848
Sumitomo Bakelite Company, Ltd.	600	17,629
Sumitomo Densetsu Company, Ltd.	1,300	29,616
Sumitomo Mitsui Construction Company, Ltd.	6,000	14,978
Sumitomo Osaka Cement Company, Ltd.	1,500	36,723
Sumitomo Pharma Company, Ltd. (A)	3,300	8,318
Sumitomo Riko Company, Ltd.	2,400	22,169
Sumitomo Seika Chemicals Company, Ltd.	500	16,570
Sun Frontier Fudousan Company, Ltd.	1,000	12,591
Suruga Bank, Ltd.	3,600	23,760
SWCC Corp.	1,200	36,888
Systena Corp.	12,200	23,862
Syuppin Company, Ltd.	1,200	10,639
T RAD Company, Ltd.	500	11,625
Tachibana Eletech Company, Ltd.	1,360	25,932
Tachi-S Company, Ltd.	600	7,346
Tadano, Ltd.	5,000	35,274
Taihei Dengyo Kaisha, Ltd.	600	19,887
Taiho Kogyo Company, Ltd.	1,200	6,080
Taikisha, Ltd.	900	29,861
Taisei Lamick Company, Ltd.	500	8,766
Taiyo Holdings Company, Ltd.	2,000	42,485
Takamatsu Construction Group Company, Ltd.	1,000	19,302
Takaoka Toko Company, Ltd.	700	8,783
Takara Bio, Inc.	2,100	14,425
Takara Holdings, Inc.	5,700	38,764
Takara Standard Company, Ltd.	2,200	23,795
Takasago International Corp.	1,200	29,484
Takasago Thermal Engineering Company, Ltd.	1,700	60,579
Takashimaya Company, Ltd.	1,100	18,578
Takeuchi Manufacturing Company, Ltd.	1,000	35,064
Takuma Company, Ltd.	3,000	30,979
Tama Home Company, Ltd.	200	4,884
Tamron Company, Ltd.	1,200	31,187
Tamura Corp.	600	2,680
Tanseisha Company, Ltd.	1,100	6,880
Tatsuta Electric Wire and Cable Company, Ltd. (A)	4,200	18,790
Tayca Corp.	1,500	15,168
TDC Soft, Inc.	2,400	18,461
TechMatrix Corp.	2,000	24,944
Techno Horizon Company, Ltd.	1,400	4,365
TechnoPro Holdings, Inc.	1,300	21,293
Teijin, Ltd.	5,400	45,007
Teikoku Sen-I Company, Ltd.	1,200	19,872
Tekken Corp.	800	13,024
Tenma Corp.	1,000	17,282
Tess Holdings Company, Ltd. (B)	2,400	6,519
T-Gaia Corp.	900	17,143

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The 77 Bank, Ltd.	2,100	$58,801
The Akita Bank, Ltd.	1,100	18,255
The Awa Bank, Ltd.	900	15,913
The Bank of Iwate, Ltd.	1,100	19,675
The Bank of Nagoya, Ltd.	500	24,231
The Bank of Saga, Ltd.	1,000	16,994
The Chiba Kogyo Bank, Ltd.	3,200	20,353
The Chugoku Electric Power Company, Inc.	4,600	30,147
The Ehime Bank, Ltd.	2,100	17,216
The First Bank of Toyama, Ltd.	2,800	22,327
The Fukui Bank, Ltd.	1,800	25,908
The Fukushima Bank, Ltd.	2,100	3,770
The Furukawa Battery Company, Ltd.	1,300	10,668
The Gunma Bank, Ltd.	6,900	44,446
The Hyakugo Bank, Ltd.	9,600	41,513
The Hyakujushi Bank, Ltd.	800	16,987
The Japan Steel Works, Ltd.	700	18,645
The Keiyo Bank, Ltd.	4,400	24,135
The Kita-Nippon Bank, Ltd.	700	12,256
The Kiyo Bank, Ltd.	2,300	27,079
The Miyazaki Bank, Ltd.	1,000	22,163
The Monogatari Corp.	1,200	25,321
The Musashino Bank, Ltd.	900	18,457
The Nanto Bank, Ltd.	1,500	33,399
The Nippon Road Company, Ltd.	1,000	11,249
The Nisshin Oillio Group, Ltd.	1,200	36,201
The Ogaki Kyoritsu Bank, Ltd.	1,600	22,868
The Oita Bank, Ltd.	900	19,966
The Okinawa Electric Power Company, Inc.	1,990	13,803
The Pack Corp.	800	18,933
The San-In Godo Bank, Ltd.	4,300	38,592
The Shibusawa Warehouse Company, Ltd.	1,000	20,340
The Shiga Bank, Ltd.	1,700	44,837
The Shikoku Bank, Ltd.	2,800	21,304
The Shimizu Bank, Ltd.	500	5,132
The Sumitomo Warehouse Company, Ltd.	1,824	29,750
The Tochigi Bank, Ltd.	8,000	18,469
The Toho Bank, Ltd.	12,000	24,720
The Tohoku Bank, Ltd.	400	3,045
The Tottori Bank, Ltd.	400	3,464
The Towa Bank, Ltd.	2,900	12,831
The Yamagata Bank, Ltd.	2,000	15,140
The Yamanashi Chuo Bank, Ltd.	700	9,179
Tigers Polymer Corp.	1,000	5,235
TKC Corp.	1,300	28,114
Toa Corp. (Hyogo)	1,400	9,689
Toa Corp. (Tokyo)	1,300	8,246
Toagosei Company, Ltd.	4,300	40,599
Tobishima Corp.	720	6,736
TOC Company, Ltd.	3,400	15,649
Tocalo Company, Ltd.	1,400	18,006
Toda Corp.	8,400	55,202
Toda Kogyo Corp. (A)	300	3,923
Toei Company, Ltd.	500	11,823
Toenec Corp.	600	22,372
Toho Company, Ltd.	600	13,752
Toho Gas Company, Ltd.	1,300	31,623
Toho Holdings Company, Ltd.	2,400	62,947
Toho Titanium Company, Ltd.	1,300	11,636
Toho Zinc Company, Ltd. (A)	800	4,243
Tokai Carbon Company, Ltd. (B)	6,700	38,421
Tokai Corp.	1,200	17,251
TOKAI Holdings Corp.	4,000	24,510
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokai Rika Company, Ltd.	2,600	$35,074
Tokai Tokyo Financial Holdings, Inc.	8,400	30,137
Token Corp.	410	30,349
Tokushu Tokai Paper Company, Ltd.	600	13,848
Tokuyama Corp.	1,800	33,159
Tokyo Base Company, Ltd.	900	1,675
Tokyo Electron Device, Ltd.	600	16,044
Tokyo Energy & Systems, Inc.	2,000	17,412
Tokyo Keiki, Inc.	200	4,438
Tokyo Kiraboshi Financial Group, Inc.	1,136	33,974
Tokyo Rope Manufacturing Company, Ltd.	200	1,684
Tokyo Steel Manufacturing Company, Ltd.	700	7,117
Tokyo Tekko Company, Ltd.	400	12,679
Tokyo Theatres Company, Inc.	900	6,315
Tokyotokeiba Company, Ltd.	600	15,132
Tokyu Construction Company, Ltd.	3,900	18,691
Tomato Bank, Ltd.	1,100	8,916
Tomen Devices Corp.	200	9,409
Tomoe Corp.	2,200	11,724
Tomoku Company, Ltd.	500	8,929
TOMONY Holdings, Inc.	10,600	27,897
Tomy Company, Ltd.	2,900	57,218
Tonami Holdings Company, Ltd.	500	20,291
Topcon Corp.	4,700	52,918
Topre Corp.	700	9,261
Topy Industries, Ltd.	1,300	20,176
Torex Semiconductor, Ltd.	700	8,149
Toridoll Holdings Corp. (B)	1,200	27,663
Torii Pharmaceutical Company, Ltd.	600	13,726
Torishima Pump Manufacturing Company, Ltd.	900	17,790
Tosei Corp.	1,600	24,276
Toshiba TEC Corp.	1,100	23,581
Tosho Company, Ltd.	1,300	5,838
Totetsu Kogyo Company, Ltd.	1,000	19,906
Towa Corp.	800	56,339
Towa Pharmaceutical Company, Ltd.	1,500	27,427
Toyo Construction Company, Ltd.	700	6,275
Toyo Corp.	1,100	11,909
Toyo Denki Seizo KK	600	4,056
Toyo Engineering Corp.	2,200	12,031
Toyo Gosei Company, Ltd.	300	18,882
Toyo Kanetsu KK	400	9,796
Toyo Securities Company, Ltd.	6,000	13,343
Toyo Tanso Company, Ltd.	1,000	42,049
Toyo Tire Corp.	2,000	32,097
Toyo Wharf & Warehouse Company, Ltd.	600	5,171
Toyobo Company, Ltd.	4,093	26,873
TPR Company, Ltd.	1,400	22,308
Trancom Company, Ltd.	400	16,278
Transaction Company, Ltd.	1,700	20,500
Transcosmos, Inc.	800	17,306
Trusco Nakayama Corp.	2,200	33,716
TS Tech Company, Ltd.	4,400	52,232
TSI Holdings Company, Ltd.	1,870	11,208
Tsubaki Nakashima Company, Ltd.	2,300	11,267
Tsubakimoto Chain Company	1,200	46,611
Tsuburaya Fields Holdings, Inc. (B)	2,100	22,523
Tsugami Corp.	1,600	15,480
Tsukishima Holdings Company, Ltd.	2,000	18,526
Tsukuba Bank, Ltd.	5,700	11,467
Tsumura & Company	2,600	66,622
Tsurumi Manufacturing Company, Ltd.	1,000	30,271
TV Asahi Holdings Corp.	200	2,663
UACJ Corp.	1,003	24,042

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
UBE Corp.	3,000	$52,881
Ubicom Holdings, Inc.	500	4,212
Uchida Yoko Company, Ltd.	400	20,872
U-Next Holdings Company, Ltd.	500	14,045
Union Tool Company	400	15,806
Unipres Corp.	200	1,676
United Arrows, Ltd.	1,600	19,799
United Super Markets Holdings, Inc.	2,400	13,063
UNITED, Inc.	2,600	13,033
Unitika, Ltd. (A)	5,900	11,851
Universal Entertainment Corp. (A)	1,200	11,752
Ushio, Inc.	2,600	33,916
UT Group Company, Ltd.	1,500	30,606
V Technology Company, Ltd.	400	7,601
Valor Holdings Company, Ltd.	1,700	26,076
Valqua, Ltd.	1,000	22,846
Value HR Company, Ltd. (B)	1,200	10,817
ValueCommerce Company, Ltd.	900	6,578
Vector, Inc.	800	6,109
Vertex Corp.	1,100	13,697
Vision, Inc.	3,300	25,503
Visional, Inc. (A)	400	17,905
Vital KSK Holdings, Inc.	2,100	17,820
VT Holdings Company, Ltd.	6,600	20,963
Wacoal Holdings Corp.	1,900	53,259
Wacom Company, Ltd.	2,700	12,736
Wakachiku Construction Company, Ltd.	900	19,035
Wakita & Company, Ltd.	2,300	24,787
Warabeya Nichiyo Holdings Company, Ltd. (B)	900	12,804
Watahan & Company, Ltd.	600	6,664
WDB Holdings Company, Ltd.	700	8,173
Weathernews, Inc.	300	8,771
Wellneo Sugar Company, Ltd.	1,100	16,162
West Holdings Corp.	716	11,609
Will Group, Inc.	1,200	7,392
WingArc1st, Inc.	200	3,384
World Company, Ltd.	700	9,189
World Holdings Company, Ltd.	600	8,080
Wowow, Inc.	600	4,177
Xebio Holdings Company, Ltd.	2,800	20,747
Yahagi Construction Company, Ltd.	2,000	20,869
YAKUODO Holdings Company, Ltd.	700	12,543
YAMABIKO Corp.	800	11,408
YAMADA Consulting Group Company, Ltd.	1,100	14,258
Yamae Group Holdings Company, Ltd.	1,000	15,509
Yamaguchi Financial Group, Inc.	3,000	34,332
Yamaichi Electronics Company, Ltd.	1,700	35,151
Yamazen Corp.	1,900	16,829
Yaoko Company, Ltd.	300	18,183
Yasuda Logistics Corp.	1,400	13,950
Yellow Hat, Ltd.	2,000	28,642
Yodogawa Steel Works, Ltd.	500	17,493
Yokogawa Bridge Holdings Corp.	1,000	16,861
Yokorei Company, Ltd.	2,900	18,966
Yokowo Company, Ltd.	1,200	15,718
Yomeishu Seizo Company, Ltd.	500	7,133
Yondoshi Holdings, Inc.	1,300	15,787
Yonex Company, Ltd.	2,100	25,498
Yorozu Corp.	1,800	12,826
Yoshinoya Holdings Company, Ltd. (B)	2,500	47,671
Yuasa Trading Company, Ltd.	700	24,756
Yukiguni Maitake Company, Ltd.	1,000	6,304
Yurtec Corp.	2,000	18,567
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yushiro Chemical Industry Company, Ltd.	1,100	$12,527
Zenrin Company, Ltd.	1,950	11,382
Zeon Corp.	3,800	31,619
ZERIA Pharmaceutical Company, Ltd.	1,200	15,784
ZIGExN Company, Ltd.	1,800	6,720
		21,797,561
Jersey, Channel Islands - 0.1%
Centamin PLC	51,568	78,805
Jordan - 0.1%
Hikma Pharmaceuticals PLC	4,522	107,741
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	587	46,483
VP Bank AG, Class A	188	15,730
		62,213
Luxembourg - 0.5%
APERAM SA	1,940	50,155
Aroundtown SA (A)	36,871	77,450
B&S Group Sarl (D)	983	5,272
Befesa SA (B)(D)	1,789	59,191
d'Amico International Shipping SA	3,434	27,073
Grand City Properties SA (A)	4,888	56,726
L'Occitane International SA	10,750	45,639
RTL Group SA	933	28,330
SES SA	17,911	91,119
Sword Group	278	9,440
		450,395
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,973
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	18,396
Lynas Rare Earths, Ltd. (A)	3,059	12,051
		30,447
Malta - 0.0%
Catena Media PLC (A)(B)	3,412	1,619
Mauritius - 0.0%
Capital, Ltd.	9,014	11,370
Mexico - 0.0%
Fresnillo PLC	4,277	30,279
Mongolia - 0.0%
Mongolian Mining Corp. (A)	12,000	13,750
Netherlands - 1.7%
Aalberts NV	3,645	147,596
Acomo NV	876	16,151
Alfen N.V. (A)(B)(D)	681	12,587
AMG Critical Materials NV	1,350	22,391
Arcadis NV	2,707	171,303
Basic-Fit NV (A)(B)(D)	2,099	45,226
Brack Capital Properties NV (A)	230	13,348
Brunel International NV	1,169	12,495
Corbion NV	1,188	23,713
CTP NV (D)	2,728	46,559
Flow Traders, Ltd. (B)	1,631	32,374
ForFarmers NV	2,398	6,915
Fugro NV	3,999	96,437
IMCD NV	910	125,441
Innoconcepts NV (A)(C)	10,527	0
Just Eat Takeaway.com NV (A)(D)	3,179	38,091
Kendrion NV	1,193	16,729
Koninklijke BAM Groep NV	13,114	55,019
Koninklijke Heijmans NV	1,599	32,643
Koninklijke Vopak NV	2,374	98,631
Nedap NV	225	14,621

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
OCI NV	2,623	$64,062
Pharming Group NV (A)(B)	30,666	24,682
PostNL NV (B)	15,748	21,391
PPHE Hotel Group, Ltd.	592	9,725
QIAGEN NV (A)	1,671	68,661
Randstad NV	918	41,680
SBM Offshore NV	5,505	84,252
SIF Holding NV (A)	588	7,373
Signify NV (D)	5,215	129,517
Sligro Food Group NV	1,151	15,953
TKH Group NV	1,628	70,956
TomTom NV (A)(B)	3,258	18,394
Van Lanschot Kempen NV	1,179	47,327
		1,632,243
New Zealand - 0.3%
Air New Zealand, Ltd.	37,974	12,266
Arvida Group, Ltd.	13,293	7,527
Channel Infrastructure NZ, Ltd.	11,354	10,303
Chorus, Ltd.	3,784	17,733
Delegat Group, Ltd.	1,200	3,844
Freightways Group, Ltd. (B)	5,690	26,676
Genesis Energy, Ltd.	7,574	10,113
Gentrack Group, Ltd. (A)	3,060	19,090
Hallenstein Glasson Holdings, Ltd.	3,354	11,384
Heartland Group Holdings, Ltd. (B)	29,994	18,094
Investore Property, Ltd.	14,595	9,166
KMD Brands, Ltd.	25,838	5,518
Manawa Energy, Ltd.	1,665	4,181
NZME, Ltd.	13,259	7,901
NZX, Ltd.	17,947	11,706
Oceania Healthcare, Ltd. (A)	41,920	13,530
Pacific Edge, Ltd. (A)	27,936	1,632
PGG Wrightson, Ltd.	819	872
Restaurant Brands New Zealand, Ltd. (A)	886	1,619
Sanford, Ltd.	2,767	6,761
Scales Corp., Ltd.	5,176	11,357
Serko, Ltd. (A)	2,827	5,509
Skellerup Holdings, Ltd.	7,637	17,491
SKY Network Television, Ltd.	6,265	8,962
SKYCITY Entertainment Group, Ltd.	20,410	18,161
Summerset Group Holdings, Ltd.	5,385	31,159
Synlait Milk, Ltd. (A)(B)	5,495	754
The Warehouse Group, Ltd.	9,894	6,011
Tourism Holdings, Ltd.	6,945	7,569
TOWER, Ltd.	11,445	6,134
Vista Group International, Ltd. (A)	7,682	10,555
		323,578
Norway - 0.9%
ABG Sundal Collier Holding ASA	24,237	13,920
AF Gruppen ASA	717	8,887
Akastor ASA	6,104	9,064
Aker Carbon Capture ASA (A)(B)	4,495	2,808
AMSC ASA	1,661	5,110
ArcticZymes Technologies ASA (A)	962	2,268
Atea ASA (A)	3,574	51,316
Austevoll Seafood ASA	2,867	22,173
Avance Gas Holding, Ltd. (D)	1,658	26,500
Axactor ASA (A)	14,729	5,671
B2 Impact ASA	23,929	18,460
Belships ASA	10,010	23,198
BLUENORD ASA (A)(B)	912	46,909
Bonheur ASA	1,411	31,623
Bouvet ASA	3,002	17,695
BW Offshore, Ltd.	4,568	13,120
Cloudberry Clean Energy ASA (A)	5,431	6,115
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Crayon Group Holding ASA (A)(B)(D)	1,983	$23,142
DNO ASA	18,710	19,569
Elmera Group ASA (D)	5,860	17,849
Europris ASA (D)	8,327	56,278
FLEX LNG, Ltd.	294	8,090
Gram Car Carriers ASA (A)	561	13,600
Grieg Seafood ASA (B)	2,264	13,283
Hexagon Composites ASA (A)	6,450	18,096
Hexagon Purus ASA (A)	2,213	1,641
Kid ASA (D)	1,128	15,616
Kitron ASA	9,158	27,090
LINK Mobility Group Holding ASA (A)	14,986	28,732
Medistim ASA	352	5,650
MPC Container Ships ASA	15,398	32,331
Multiconsult ASA (D)	554	8,144
Norske Skog ASA (B)(D)	1,815	7,164
Norwegian Air Shuttle ASA (A)(B)	11,101	13,080
Odfjell Drilling, Ltd.	4,970	27,030
Panoro Energy ASA	3,699	12,062
Pareto Bank ASA	1,457	8,338
PGS ASA (A)	22,374	18,780
PhotoCure ASA (A)	2,625	14,488
Scatec ASA (A)(D)	4,993	40,424
Selvaag Bolig ASA	1,842	6,363
Sparebank 1 Oestlandet	758	9,628
SpareBank 1 Sorost-Norge	4,392	27,677
Sparebanken More	1,230	9,698
TGS ASA (B)	1,787	21,434
Veidekke ASA	5,117	54,823
Volue ASA (A)	3,279	9,187
Wilh Wilhelmsen Holding ASA, Class A	390	14,187
XXL ASA (A)(D)	19,159	1,499
		889,810
Peru - 0.0%
Hochschild Mining PLC (A)	16,530	37,243
Poland - 0.1%
InPost SA (A)	2,875	50,587
Portugal - 0.4%
Altri SGPS SA	2,851	16,395
Banco Comercial Portugues SA	308,962	111,139
Corticeira Amorim SGPS SA	2,100	20,276
CTT-Correios de Portugal SA	4,239	18,976
Greenvolt-Energias Renovaveis SA (A)	2,312	20,595
Mota-Engil SGPS SA	5,636	20,706
NOS SGPS SA	4,757	16,849
REN - Redes Energeticas Nacionais SGPS SA	14,895	36,577
Sonae SGPS SA	34,734	32,510
The Navigator Company SA	12,847	53,447
		347,470
Singapore - 1.0%
AEM Holdings, Ltd. (A)	9,191	12,146
Banyan Tree Holdings, Ltd.	19,800	5,753
Best World International, Ltd. (A)	3,974	7,297
Boustead Singapore, Ltd.	10,000	7,665
Bukit Sembawang Estates, Ltd.	11,000	27,901
Capitaland India Trust	50,467	36,417
China Aviation Oil Singapore Corp., Ltd.	14,400	9,128
ComfortDelGro Corp., Ltd.	69,000	68,156
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	6,553
CSE Global, Ltd.	34,000	10,004
Delfi, Ltd.	21,900	13,931
Ezion Holdings, Ltd. (A)(C)	131,300	0

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Far East Orchard, Ltd.	5,140	$3,831
First Resources, Ltd.	19,300	19,626
Fraser and Neave, Ltd.	8,600	6,591
Gallant Venture, Ltd. (A)	71,000	6,795
Golden Agri-Resources, Ltd.	183,600	36,535
GuocoLand, Ltd.	10,400	11,261
Haw Par Corp., Ltd.	4,700	33,779
Ho Bee Land, Ltd.	11,400	15,474
Hong Fok Corp., Ltd.	20,100	12,364
Hong Leong Finance, Ltd.	12,900	22,720
Hyflux, Ltd. (A)	24,000	0
iFAST Corp., Ltd.	7,000	37,098
IGG, Inc. (A)	38,000	14,582
Indofood Agri Resources, Ltd.	25,000	5,435
Japfa, Ltd. (A)	22,700	5,618
Keppel Infrastructure Trust	112,549	38,965
Metro Holdings, Ltd.	31,600	11,159
Midas Holdings, Ltd. (A)(C)	86,000	10,350
Nanofilm Technologies International, Ltd.	6,500	3,554
NetLink NBN Trust	91,100	55,763
Oceanus Group, Ltd. (A)	1,035,500	7,542
OM Holdings, Ltd. (A)	10,791	3,219
OUE, Ltd.	11,100	9,905
Oxley Holdings, Ltd. (A)	27,222	1,567
Raffles Medical Group, Ltd.	35,758	26,224
SATS, Ltd. (A)	11,007	23,089
SBS Transit, Ltd.	5,000	9,105
Sheng Siong Group, Ltd.	29,900	32,824
SIA Engineering Company, Ltd.	12,800	21,867
SIIC Environment Holdings, Ltd.	35,800	4,464
Sinarmas Land, Ltd.	94,200	11,139
Singapore Land Group, Ltd.	7,100	9,371
Singapore Post, Ltd.	66,100	20,954
Stamford Land Corp., Ltd.	69,044	19,355
StarHub, Ltd.	25,600	22,814
Straits Trading Company, Ltd.	1,416	1,409
Swiber Holdings, Ltd. (A)(C)	15,000	0
The Hour Glass, Ltd.	10,100	11,613
Thomson Medical Group, Ltd.	212,000	7,817
UMS Holdings, Ltd.	22,800	19,766
UOB-Kay Hian Holdings, Ltd.	16,691	16,466
Venture Corp., Ltd.	7,100	74,310
Wing Tai Holdings, Ltd.	21,205	21,568
Yeo Hiap Seng, Ltd.	1,129	450
		933,289
South Africa - 0.0%
Pan African Resources PLC	85,815	28,366
Spain - 2.2%
Acciona SA	226	26,746
Acerinox SA	7,076	73,701
Aedas Homes SA (D)	426	9,689
Almirall SA	2,271	22,798
Amper SA (A)	111,435	11,664
Atresmedia Corp. de Medios de Comunicacion SA	1,885	8,935
Banco de Sabadell SA	57,244	110,518
Bankinter SA (B)	26,639	217,981
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,957	55,455
CIE Automotive SA	1,829	50,651
Construcciones y Auxiliar de Ferrocarriles SA	855	32,140
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	20,649
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Ebro Foods SA	2,006	$33,423
eDreams ODIGEO SA (A)	3,241	22,611
Elecnor SA	2,026	43,094
Enagas SA (B)	9,373	139,376
Ence Energia y Celulosa SA (A)	6,294	23,058
Ercros SA	5,006	20,948
Faes Farma SA	13,532	52,227
Fluidra SA	2,959	61,691
Gestamp Automocion SA (D)	7,287	21,648
Global Dominion Access SA (D)	5,439	18,766
Grenergy Renovables SA (A)(B)	573	20,568
Grifols SA (A)	7,462	63,106
Grupo Catalana Occidente SA	1,834	74,186
Grupo Empresarial San Jose SA	2,194	10,029
Iberpapel Gestion SA	65	1,338
Indra Sistemas SA	4,509	92,592
Laboratorios Farmaceuticos Rovi SA	1,133	106,112
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (A)	27,501	34,072
Mapfre SA	36,878	85,046
Melia Hotels International SA (A)	4,842	39,757
Neinor Homes SA (A)(D)	628	8,400
Obrascon Huarte Lain SA (A)	19,608	7,448
Pharma Mar SA (A)	409	13,923
Promotora de Informaciones SA, Class A (A)	11,711	4,667
Prosegur Cash SA (D)	35,886	20,050
Realia Business SA	17,710	18,356
Redeia Corp. SA	2,496	43,646
Sacyr SA	12,775	45,051
Solaria Energia y Medio Ambiente SA (A)(B)	2,636	32,634
Soltec Power Holdings SA (A)	2,101	4,860
Talgo SA (D)	4,940	21,241
Tecnicas Reunidas SA (A)	1,205	16,315
Tubacex SA (A)	6,252	21,737
Unicaja Banco SA (D)	44,382	61,019
Vidrala SA	726	81,902
Viscofan SA	1,432	93,885
Viscofan SA, Rights Offering (A)	37	2,426
		2,102,135
Sweden - 2.9%
AcadeMedia AB (D)	3,665	17,830
AddLife AB, B Shares	2,462	29,002
AddNode Group AB	5,860	67,131
AFRY AB	3,857	69,203
Alimak Group AB (D)	3,056	33,260
Alleima AB	7,527	48,840
Alligo AB, Class B	2,270	30,845
Ambea AB (D)	2,222	16,390
Annehem Fastigheter AB, B Shares (A)	1,732	2,886
AQ Group AB	2,525	34,568
Arjo AB, B Shares	10,690	41,449
Attendo AB (D)	5,286	21,833
Balco Group AB	665	2,692
Beijer Alma AB	1,857	36,343
Bergman & Beving AB	1,336	37,286
Betsson AB, B Shares (A)	5,105	59,681
BHG Group AB (A)	2,406	3,758
Bilia AB, A Shares	2,411	32,008
Billerud AB	1,543	14,291
BioArctic AB (A)(D)	790	17,084
BioInvent International AB (A)	2,250	8,029
Biotage AB	660	10,136
Bonava AB, B Shares (A)	9,969	7,908

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Bravida Holding AB (D)	1,969	$14,594
BTS Group AB, B Shares	346	10,366
Bufab AB	872	32,057
Bulten AB	717	5,663
Bure Equity AB	2,057	69,198
Byggmax Group AB	5,363	17,719
Catella AB	2,217	6,105
Catena AB	1,085	54,221
Cellavision AB	999	23,586
Cibus Nordic Real Estate AB	1,681	24,997
Cint Group AB (A)	8,184	7,595
Clas Ohlson AB, B Shares	2,197	36,666
Cloetta AB, B Shares	10,640	20,656
Coor Service Management Holding AB (D)	5,027	22,238
Corem Property Group AB, B Shares (B)	14,214	11,747
Corem Property Group AB, D Shares	408	9,043
CTT Systems AB (B)	566	17,281
Dios Fastigheter AB	3,582	29,207
Dometic Group AB (D)	3,643	23,097
Dustin Group AB (A)(D)	19,916	22,084
Elanders AB, B Shares	1,468	13,794
Electrolux Professional AB, B Shares	9,620	63,682
Elekta AB, B Shares	2,098	13,081
Enea AB (A)	1,522	10,986
Fagerhult Group AB	2,581	16,700
Fastighets AB Trianon (A)	1,452	2,680
Fastighetsbolaget Emilshus AB, B Shares (A)	210	727
FastPartner AB, A Shares	2,697	17,906
Ferronordic AB (A)	318	2,303
G5 Entertainment AB	330	3,578
Granges AB	4,281	54,920
Green Landscaping Group AB (A)(B)(D)	1,593	11,912
Heba Fastighets AB, Class B	4,570	13,334
Hemnet Group AB	1,156	34,825
HMS Networks AB	884	34,875
Hoist Finance AB (A)(D)	2,083	10,534
Humana AB (A)	2,641	8,224
Instalco AB	7,730	29,566
Inwido AB	1,534	20,909
JM AB	2,484	46,306
Karnov Group AB (A)	3,501	23,502
K-fast Holding AB (A)	1,142	2,162
KNOW IT AB	1,459	22,825
Lime Technologies AB	558	18,385
Lindab International AB	2,753	58,929
Loomis AB	931	24,170
Medcap AB (A)	576	27,041
MEKO AB	2,150	24,018
Modern Times Group MTG AB, B Shares (A)	2,851	22,887
Momentum Group AB	2,270	37,023
NCAB Group AB	4,318	33,897
NCC AB, B Shares	3,723	48,297
Nederman Holding AB	887	18,838
Net Insight AB, B Shares (A)	16,550	9,817
New Wave Group AB, B Shares	4,473	46,067
Nobia AB (A)(B)	26,704	11,046
Nolato AB, B Shares (B)	6,748	36,610
Nordic Paper Holding AB	2,488	11,433
Nordic Waterproofing Holding AB	2,002	30,411
Note AB (A)(B)	776	10,559
NP3 Fastigheter AB	1,226	29,690
Nyfosa AB	5,830	56,506
OEM International AB, B Shares	2,670	29,385
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Orron Energy AB (A)(B)	7,422	$5,015
Peab AB, Class B	4,540	28,475
Platzer Fastigheter Holding AB, Series B	3,454	29,731
Pricer AB, B Shares (A)	11,102	14,169
Proact IT Group AB	1,428	20,855
Ratos AB, B Shares	8,255	28,035
RaySearch Laboratories AB	2,452	32,610
Resurs Holding AB (D)	6,236	13,457
RVRC Holding AB	4,158	17,940
Scandi Standard AB	3,152	23,059
Scandic Hotels Group AB (A)(B)(D)	8,138	49,281
Sdiptech AB, Class B (A)	738	22,553
Sensys Gatso Group AB (A)	293	2,025
Sinch AB (A)(D)	20,622	49,946
SkiStar AB	2,041	28,444
Solid Forsakring AB	623	5,118
Stendorren Fastigheter AB (A)	1,288	22,439
Stillfront Group AB (A)	19,809	18,542
Storskogen Group AB, Class B	39,199	30,193
Systemair AB	3,796	28,074
Tethys Oil AB	2,334	7,494
Troax Group AB	1,308	29,170
Truecaller AB, Class B	9,962	33,395
VBG Group AB, B Shares	1,018	46,525
Viaplay Group AB (A)	12,648	857
Vitec Software Group AB, B Shares	1,147	59,426
Vitrolife AB	641	10,507
Volati AB	786	7,461
XANO Industri AB, Class B	694	5,695
		2,815,404
Switzerland - 7.9%
Accelleron Industries AG	4,498	176,182
Adecco Group AG	7,884	261,551
Allreal Holding AG	643	110,217
ALSO Holding AG	391	120,320
Aluflexpack AG (A)	549	8,982
APG SGA SA	84	18,361
Arbonia AG (B)	2,962	42,065
Aryzta AG (A)	46,280	82,450
Ascom Holding AG	1,310	11,103
Autoneum Holding AG	204	29,447
Avolta AG (A)	2,343	91,089
Baloise Holding AG	1,848	325,808
Banque Cantonale de Geneve, Bearer Shares	142	45,769
Banque Cantonale Vaudoise	500	53,051
Basilea Pharmaceutica AG (A)	468	20,319
Belimo Holding AG	440	220,694
Bell Food Group AG	138	39,818
Bellevue Group AG	467	9,089
Berner Kantonalbank AG	246	63,781
BKW AG	658	105,028
Bossard Holding AG, Class A	248	58,218
Bucher Industries AG	282	113,434
Burckhardt Compression Holding AG	146	95,902
Bystronic AG (B)	74	31,134
Calida Holding AG	285	9,610
Carlo Gavazzi Holding AG	38	11,675
Cembra Money Bank AG	1,219	103,999
Cie Financiere Tradition SA, Bearer Shares	105	16,486
Clariant AG (A)	8,951	141,010
Coltene Holding AG (A)	198	10,393
Comet Holding AG	147	58,930
Daetwyler Holding AG, Bearer Shares	281	52,642
DKSH Holding AG	1,242	83,964

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
DocMorris AG (A)(B)	615	$36,377
dormakaba Holding AG	178	91,311
EFG International AG (A)	4,687	69,359
Emmi AG	86	85,061
Feintool International Holding AG	426	8,735
Fenix Outdoor International AG	225	15,279
Flughafen Zurich AG	913	202,101
Forbo Holding AG	39	45,391
Fundamenta Real Estate AG (A)	1,563	27,705
Galenica AG (D)	2,209	180,909
GAM Holding AG (A)	5,497	1,236
Georg Fischer AG	3,771	252,262
Gurit Holding AG, Bearer Shares	220	12,849
Helvetia Holding AG	1,796	242,747
Hiag Immobilien Holding AG	325	26,616
Huber + Suhner AG	515	43,754
Hypothekarbank Lenzburg AG	3	13,976
Implenia AG	770	27,514
Ina Invest Holding AG (A)	199	4,080
Inficon Holding AG	90	136,165
International Workplace Group PLC	36,159	78,830
Interroll Holding AG	30	88,435
Intershop Holding AG	270	35,574
Investis Holding SA	160	17,979
Jungfraubahn Holding AG	269	58,041
Kardex Holding AG	299	76,035
Komax Holding AG	228	33,011
Kongsberg Automotive ASA (A)	23,611	3,491
Kudelski SA, Bearer Shares (A)	2,497	3,890
Landis+Gyr Group AG (A)	1,125	90,837
LEM Holding SA	25	39,788
Luzerner Kantonalbank AG	934	68,762
Medacta Group SA (D)	308	42,000
medmix AG (D)	877	13,264
Metall Zug AG, B Shares	12	16,522
Mobilezone Holding AG	2,336	35,392
Mobimo Holding AG	387	109,774
Naturenergie Holding AG	979	41,632
Novavest Real Estate AG (A)	469	17,634
OC Oerlikon Corp. AG	8,368	45,142
Orascom Development Holding AG (A)	533	2,319
Orior AG	425	26,381
Peach Property Group AG (A)	212	1,728
Phoenix Mecano AG	38	20,182
Plazza AG, Class A	68	22,837
PSP Swiss Property AG	2,106	270,348
Rieter Holding AG	178	22,720
Romande Energie Holding SA	850	53,217
Schweiter Technologies AG	58	25,749
Sensirion Holding AG (A)(D)	141	12,194
SFS Group AG	898	119,186
Siegfried Holding AG (A)	184	190,836
SIG Group AG (A)	2,852	52,408
SKAN Group AG	427	37,827
Softwareone Holding AG (A)	2,860	53,582
St. Galler Kantonalbank AG	147	70,790
Stadler Rail AG	1,523	43,406
Sulzer AG	869	120,159
Swiss Prime Site AG	3,768	356,727
Swiss Steel Holding AG (A)	197	2,536
Swissquote Group Holding SA	580	182,637
Temenos AG	2,922	201,358
TX Group AG	201	36,362
u-blox Holding AG (A)	431	45,176
Valiant Holding AG	866	98,135
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Vaudoise Assurances Holding SA	19	$9,651
Vetropack Holding AG	822	29,693
Vontobel Holding AG	1,192	71,405
VZ Holding AG	733	93,989
V-ZUG Holding AG (A)	120	6,669
Walliser Kantonalbank	203	25,520
Warteck Invest AG	10	18,779
Ypsomed Holding AG	166	74,148
Zehnder Group AG	615	36,269
Zug Estates Holding AG, B Shares	16	30,683
Zuger Kantonalbank AG, Bearer Shares	9	84,537
		7,612,124
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	21,678
United Arab Emirates - 0.1%
Network International Holdings PLC (A)(D)	4,888	24,186
Shelf Drilling, Ltd. (A)(D)	10,196	21,774
		45,960
United Kingdom - 12.4%
4imprint Group PLC	1,359	99,728
A.G. Barr PLC	4,718	35,774
abrdn PLC	43,907	82,001
Accesso Technology Group PLC (A)	2,349	21,646
Advanced Medical Solutions Group PLC	6,389	17,321
Airtel Africa PLC (D)	28,183	42,637
AJ Bell PLC	11,487	55,310
Alfa Financial Software Holdings PLC (D)	4,048	9,483
Alliance Pharma PLC (A)	24,062	11,854
Anglo-Eastern Plantations PLC	1,225	10,173
AO World PLC (A)	10,559	14,683
Ascential PLC (B)	7,257	31,371
Ashmore Group PLC	22,693	48,649
Ashtead Technology Holdings PLC	2,347	22,506
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,390	7,942
Auction Technology Group PLC (A)	1,706	10,780
Avon Protection PLC	782	12,794
Babcock International Group PLC	25,363	167,569
Bakkavor Group PLC (D)	5,579	10,081
Balfour Beatty PLC	19,931	91,795
Bank of Georgia Group PLC	1,249	63,542
Barratt Developments PLC	1,713	10,174
Beazley PLC	21,039	187,910
Begbies Traynor Group PLC	6,626	8,542
Bellway PLC	5,245	167,004
Bloomsbury Publishing PLC	4,265	33,612
Bodycote PLC	7,984	68,574
Boohoo Group PLC (A)(B)	3,748	1,630
BRAEMAR PLC	1,328	4,929
Breedon Group PLC	8,626	41,963
Bridgepoint Group PLC (D)	9,683	26,744
Britvic PLC	9,550	142,661
Brooks Macdonald Group PLC	427	10,661
Bytes Technology Group PLC	9,584	66,982
Capita PLC (A)(B)	91,929	15,677
Capricorn Energy PLC	5,938	13,323
Card Factory PLC	14,688	17,197
Carillion PLC (A)(C)	35,521	4,306
Carr's Group PLC (B)	6,569	12,291
Central Asia Metals PLC	8,189	20,739
Chemring Group PLC	13,921	65,714
Chesnara PLC	7,709	24,050
City of London Investment Group PLC	2,068	9,631

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Clarkson PLC	1,348	$70,499
Close Brothers Group PLC	7,281	38,931
CMC Markets PLC (D)	7,009	28,868
Coats Group PLC	71,598	71,469
Cohort PLC	1,758	16,621
Computacenter PLC	3,591	129,757
Concentric AB	1,680	28,324
Costain Group PLC	16,595	17,729
Cranswick PLC	2,515	141,599
Crest Nicholson Holdings PLC	13,693	41,280
Currys PLC (A)	46,489	42,369
CVS Group PLC	2,750	35,072
Darktrace PLC (A)	16,634	120,939
De La Rue PLC (A)	9,176	11,131
Debenhams PLC (A)(C)	76,182	0
DFS Furniture PLC	12,509	17,366
Dialight PLC (A)	105	270
Direct Line Insurance Group PLC	32,903	83,429
DiscoverIE Group PLC	4,507	38,134
Domino's Pizza Group PLC	16,081	62,299
dotdigital Group PLC (B)	12,814	14,954
Dr. Martens PLC	12,054	11,411
Drax Group PLC	16,727	104,173
Dunelm Group PLC	5,320	71,413
easyJet PLC	4,377	25,248
ECORA RESOURCES PLC	12,147	11,011
EKF Diagnostics Holdings PLC (B)	8,242	3,014
Elementis PLC	27,226	50,319
Endeavour Mining PLC	1,743	36,821
Energean PLC	5,147	64,018
EnQuest PLC (A)	115,537	19,777
Essentra PLC	14,966	30,039
FDM Group Holdings PLC	4,489	23,333
Firstgroup PLC	42,968	86,531
Foresight Group Holdings, Ltd.	2,196	13,039
Forterra PLC (D)	10,957	21,912
Foxtons Group PLC	23,551	19,499
Frasers Group PLC (A)	5,528	61,658
Frontier Developments PLC (A)	1,107	3,352
Fuller Smith & Turner PLC, Class A	1,525	13,452
Funding Circle Holdings PLC (A)(D)	3,849	4,671
Future PLC	1,815	24,025
Galliford Try Holdings PLC	5,675	17,128
Games Workshop Group PLC	1,442	194,220
Gamma Communications PLC	3,729	66,270
GB Group PLC	7,074	30,326
Gem Diamonds, Ltd. (A)	12,666	2,101
Genel Energy PLC (A)	4,784	5,709
Genuit Group PLC	12,035	65,210
Gooch & Housego PLC	1,681	10,115
Grainger PLC	32,286	99,070
Greggs PLC	4,085	142,755
Gulf Keystone Petroleum, Ltd. (A)	11,237	20,861
Halfords Group PLC	4,413	7,804
Harbour Energy PLC	25,115	98,608
Hargreaves Lansdown PLC	7,677	109,431
Harworth Group PLC	6,530	13,192
Hays PLC	69,356	82,627
Headlam Group PLC	6,602	11,375
Helical PLC	6,424	20,112
Helios Towers PLC (A)	21,114	30,723
Henry Boot PLC (B)	5,301	13,983
Hill & Smith PLC	4,252	105,454
Hilton Food Group PLC	3,867	43,774
Hollywood Bowl Group PLC	8,153	31,490
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Howden Joinery Group PLC	6,431	$71,126
Hunting PLC	6,301	32,771
Ibstock PLC (D)	19,043	37,279
IDOX PLC	10,437	7,971
IG Group Holdings PLC	10,589	109,683
IMI PLC	4,601	102,239
Impax Asset Management Group PLC	4,165	19,920
Inchcape PLC	16,576	155,764
Indivior PLC (A)	3,442	53,785
IntegraFin Holdings PLC	12,246	53,611
International Distribution Services PLC (A)	28,233	113,981
International Personal Finance PLC	12,526	20,175
iomart Group PLC	2,265	3,670
IP Group PLC	38,897	20,485
IQE PLC (A)	39,142	15,367
ITV PLC	154,019	156,617
J.D. Wetherspoon PLC (A)	4,402	40,566
James Fisher & Sons PLC (A)	2,814	11,280
James Halstead PLC	11,052	25,461
JET2 PLC	6,865	113,658
John Wood Group PLC (A)	26,919	69,898
Johnson Matthey PLC	6,489	128,669
Johnson Service Group PLC	19,438	38,649
Jupiter Fund Management PLC	22,824	22,129
Just Group PLC	47,041	62,441
Kainos Group PLC	4,099	54,933
Keller Group PLC	2,943	45,451
Kier Group PLC	22,531	37,686
Kingfisher PLC	37,490	117,556
Kitwave Group PLC	3,226	13,770
Knights Group Holdings PLC	2,269	4,075
Lancashire Holdings, Ltd.	11,626	90,193
Learning Technologies Group PLC	21,193	22,712
Liontrust Asset Management PLC	3,242	28,082
Luceco PLC (D)	1,922	4,043
M&C Saatchi PLC	253	623
M&G PLC	41,604	106,956
Macfarlane Group PLC	6,288	9,455
Man Group PLC	52,083	159,137
Marks & Spencer Group PLC	52,317	189,164
Marshalls PLC	3,831	14,099
Marston's PLC (A)	37,566	14,713
McBride PLC (A)	14,770	25,866
ME Group International PLC	18,684	40,522
Mears Group PLC	4,066	18,752
Metro Bank Holdings PLC (A)(B)	9,741	4,548
Midwich Group PLC	1,327	6,456
Mitchells & Butlers PLC (A)	13,654	49,319
Mitie Group PLC	58,272	84,933
MJ Gleeson PLC	2,770	18,005
Mobico Group PLC	21,097	13,574
MONY Group PLC	22,189	62,090
Moonpig Group PLC (A)	11,812	28,382
Morgan Advanced Materials PLC	8,676	33,744
Morgan Sindall Group PLC	1,818	58,275
Mortgage Advice Bureau Holdings, Ltd.	1,276	13,175
MP Evans Group PLC	1,384	15,067
N. Brown Group PLC (A)	9,633	2,451
NCC Group PLC	17,294	33,155
Next 15 Group PLC	3,756	37,989
Ninety One PLC	15,140	32,016
Norcros PLC	6,666	18,731
Ocado Group PLC (A)	9,718	35,298
Odfjell Technology, Ltd.	828	4,698
On the Beach Group PLC (D)	5,451	9,399

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
OSB Group PLC	15,883	$85,789
Oxford Instruments PLC	3,076	95,708
Pagegroup PLC	15,155	81,665
Paragon Banking Group PLC	9,906	91,927
PayPoint PLC	2,907	23,527
Pennon Group PLC	11,961	86,847
Persimmon PLC	8,864	150,415
Pets at Home Group PLC	16,087	59,963
Pharos Energy PLC	16,636	4,387
Phoenix Spree Deutschland, Ltd. (A)	5,484	10,949
Pinewood Technologies Group PLC	5,133	23,041
Polar Capital Holdings PLC	3,830	27,323
Porvair PLC	2,468	20,481
Premier Foods PLC	23,840	47,755
PZ Cussons PLC	13,141	16,361
QinetiQ Group PLC	20,327	113,504
Quilter PLC (D)	63,959	96,788
Rank Group PLC (A)	7,303	6,212
Rathbones Group PLC	2,285	48,477
Reach PLC	10,533	13,092
Redrow PLC	15,193	128,069
Renew Holdings PLC	3,437	46,354
Renewi PLC	3,730	31,242
Ricardo PLC	2,982	18,271
Rightmove PLC	8,205	55,384
RM PLC (A)	3,638	3,830
Robert Walters PLC	4,693	25,783
Rotork PLC	35,693	151,788
RS GROUP PLC	14,553	128,610
RWS Holdings PLC	1,824	4,332
S&U PLC	513	12,102
Sabre Insurance Group PLC (D)	10,582	20,031
Saga PLC (A)	4,637	6,448
Savannah Energy PLC (A)(C)	53,744	17,834
Savills PLC	5,951	83,824
Senior PLC	17,000	34,047
Serco Group PLC	46,758	105,908
Serica Energy PLC	10,784	18,551
Severfield PLC	11,941	11,430
SIG PLC (A)(B)	64,105	20,153
SigmaRoc PLC (A)	18,853	15,824
Softcat PLC	5,154	118,384
Spectris PLC	1,345	47,189
Speedy Hire PLC	24,369	10,448
Spire Healthcare Group PLC (D)	13,646	40,478
Spirent Communications PLC	25,617	59,157
SSP Group PLC	32,793	61,095
SThree PLC	6,106	31,665
Studio Retail Group PLC (A)(C)	8,139	11,832
STV Group PLC	2,712	9,082
Synthomer PLC (A)	6,230	20,197
Tate & Lyle PLC	16,269	122,600
Tatton Asset Management PLC	1,955	16,709
Team Internet Group PLC	10,289	23,445
Telecom Plus PLC	2,698	60,137
The Gym Group PLC (A)(D)	5,959	8,306
The Vitec Group PLC (A)	3,978	14,475
THG PLC (A)(B)	26,758	21,018
TI Fluid Systems PLC (D)	15,076	24,813
Topps Tiles PLC	15,591	8,053
TORM PLC, Class A	1,905	74,819
TP ICAP Group PLC	37,381	94,523
Trainline PLC (A)(D)	8,324	32,817
Travis Perkins PLC	9,597	93,280
Trifast PLC	7,237	6,552
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
TT Electronics PLC	14,769	$27,289
Tullow Oil PLC (A)(B)	46,125	18,548
Tyman PLC	9,005	41,038
Vanquis Banking Group PLC	13,396	8,493
Vertu Motors PLC	13,548	12,373
Vesuvius PLC	9,782	57,054
Victrex PLC	3,473	50,263
Virgin Money UK PLC	57,990	156,523
Vistry Group PLC (A)	18,295	272,804
Volex PLC	6,267	25,555
Volution Group PLC	8,031	45,691
Vp PLC (B)	637	5,349
Watches of Switzerland Group PLC (A)(D)	10,654	55,580
Watkin Jones PLC (A)	10,502	5,943
WH Smith PLC	5,221	74,703
Wickes Group PLC	13,094	22,021
Wilmington PLC	8,076	39,685
Xaar PLC (A)	5,629	10,647
XPS Pensions Group PLC	3,516	13,325
Young & Co's Brewery PLC	1,750	13,381
Young & Co's Brewery PLC, Class A (B)	1,224	15,205
Zigup PLC	8,827	46,962
Zotefoams PLC	1,549	8,824
		11,882,691
United States - 0.6%
Argonaut Gold, Inc. (A)	16,734	5,260
Atlantic Sapphire ASA (A)	161	138
Burford Capital, Ltd.	8,276	105,886
Diversified Energy Company PLC	1,929	25,582
Energy Fuels, Inc. (A)(B)	730	4,424
Frontage Holdings Corp. (A)(B)(D)	14,000	1,430
Primo Water Corp.	7,107	155,337
PureTech Health PLC (A)	8,318	19,113
REC Silicon ASA (A)(B)	16,036	10,457
Reliance Worldwide Corp., Ltd.	33,532	100,248
Samsonite International SA (D)	41,100	122,506
SSR Mining, Inc.	8,907	40,236
Viemed Healthcare, Inc. (A)	2,600	17,030
		607,647
TOTAL COMMON STOCKS (Cost $104,441,613)		$94,383,021
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	30,161
Einhell Germany AG	73	14,675
FUCHS SE	3,263	149,164
Jungheinrich AG	2,336	77,036
Sixt SE	838	46,098
STO SE & Company KGaA	163	27,610
Villeroy & Boch AG	625	11,489
		356,233
TOTAL PREFERRED SECURITIES (Cost $324,718)		$356,233
WARRANTS - 0.0%
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	7,035	164
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	884
TOTAL WARRANTS (Cost $0)		$1,048
RIGHTS - 0.0%
Amplifon SpA (Expiration Date: 7-10-24; Strike Price: EUR 29.56) (A)	2,099	0

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
RIGHTS (continued)
Bigtincan Holdings, Ltd. (Expiration Date: 7-11-24; Strike Price: AUD 0.10) (A)	9,743	$0
City Chic Collective, Ltd. (Expiration Date: 7-11-24; Strike Price: AUD 0.15) (A)	4,612	0
Iberpapel Gestion SA (Expiration Date: 7-15-24) (A)(E)	65	27
Intercell AG (A)(C)(E)	3,233	0
TOTAL RIGHTS (Cost $0)		$27
SHORT-TERM INVESTMENTS - 3.7%
Short-term funds - 3.7%
John Hancock Collateral Trust, 5.2940% (F)(G)	356,698	3,565,841
TOTAL SHORT-TERM INVESTMENTS (Cost $3,566,107)		$3,565,841
Total Investments (International Small Company Trust) (Cost $108,332,438) - 102.2%		$98,306,170
Other assets and liabilities, net - (2.2%)		(2,162,009)
TOTAL NET ASSETS - 100.0%		$96,144,161
International Small Company Trust (continued)
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 6-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	6	Long	Sep 2024	$706,908	$703,320	$(3,588)
						$(3,588)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	25,731,672	$485,042,024
Fixed income - 49.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,252,715	483,481,816
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,001,111,268)		$968,523,840
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (C)(D)	2	21
TOTAL SHORT-TERM INVESTMENTS (Cost $21)		$21
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,001,111,289) - 100.0%		$968,523,861
Other assets and liabilities, net - (0.0%)		(50,759)
TOTAL NET ASSETS - 100.0%		$968,473,102
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
Lifestyle Balanced Portfolio (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,671,055	$31,499,390
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	10,737,857	125,847,682
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $174,494,393)		$157,347,072
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (C)(D)	35	352
TOTAL SHORT-TERM INVESTMENTS (Cost $352)		$352
Total Investments (Lifestyle Conservative Portfolio) (Cost $174,494,745) - 100.0%		$157,347,424
Other assets and liabilities, net - (0.0%)		(30,303)
TOTAL NET ASSETS - 100.0%		$157,317,121
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	195,200,922	$3,679,537,371
Fixed income - 29.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	129,975,539	1,523,313,319
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,140,970,567)		$5,202,850,690
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (C)(D)	1	11
TOTAL SHORT-TERM INVESTMENTS (Cost $11)		$11
Total Investments (Lifestyle Growth Portfolio) (Cost $5,140,970,578) - 100.0%		$5,202,850,701
Other assets and liabilities, net - (0.0%)		(144,584)
TOTAL NET ASSETS - 100.0%		$5,202,706,117
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	5,935,334	$111,881,039
Fixed income - 60.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,319,246	167,821,560
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $297,505,263)		$279,702,599
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (C)(D)	10	100
TOTAL SHORT-TERM INVESTMENTS (Cost $100)		$100
Total Investments (Lifestyle Moderate Portfolio) (Cost $297,505,363) - 100.0%		$279,702,699
Other assets and liabilities, net - (0.0%)		(32,851)
TOTAL NET ASSETS - 100.0%		$279,669,848
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
Lifestyle Moderate Portfolio (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.0%
Communication services – 14.2%
Entertainment – 8.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	213,348	$15,326,920
Live Nation Entertainment, Inc. (A)	171,681	16,093,377
Spotify Technology SA (A)	56,067	17,593,264
		49,013,561
Interactive media and services – 4.1%
Pinterest, Inc., Class A (A)	564,419	24,873,945
Media – 2.1%
The Trade Desk, Inc., Class A (A)	133,734	13,061,800
		86,949,306
Consumer discretionary – 17.2%
Distributors – 1.2%
Pool Corp.	23,105	7,100,860
Hotels, restaurants and leisure – 10.1%
DoorDash, Inc., Class A (A)	45,252	4,922,513
DraftKings, Inc., Class A (A)	415,532	15,860,856
Las Vegas Sands Corp.	144,408	6,390,054
Royal Caribbean Cruises, Ltd. (A)	109,754	17,498,080
Viking Holdings, Ltd. (A)	316,603	10,745,506
Wingstop, Inc.	15,066	6,367,796
		61,784,805
Specialty retail – 2.1%
Abercrombie & Fitch Company, Class A (A)	35,529	6,318,477
O'Reilly Automotive, Inc. (A)	6,307	6,660,570
		12,979,047
Textiles, apparel and luxury goods – 3.8%
Deckers Outdoor Corp. (A)	10,064	9,741,449
On Holding AG, Class A (A)	351,432	13,635,562
		23,377,011
		105,241,723
Consumer staples – 4.0%
Beverages – 0.2%
Celsius Holdings, Inc. (A)	27,011	1,542,058
Consumer staples distribution and retail – 0.8%
U.S. Foods Holding Corp. (A)	88,200	4,672,836
Personal care products – 3.0%
BellRing Brands, Inc. (A)	76,784	4,387,438
e.l.f. Beauty, Inc. (A)	66,977	14,113,393
		18,500,831
		24,715,725
Energy – 4.0%
Oil, gas and consumable fuels – 4.0%
Cheniere Energy, Inc.	44,238	7,734,130
Diamondback Energy, Inc.	26,163	5,237,571
Targa Resources Corp.	87,718	11,296,324
		24,268,025
Financials – 6.7%
Capital markets – 6.7%
Ares Management Corp., Class A	31,499	4,198,187
Evercore, Inc., Class A	53,915	11,237,503
KKR & Company, Inc.	80,647	8,487,290
Tradeweb Markets, Inc., Class A	161,372	17,105,432
		41,028,412

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 14.9%
Biotechnology – 5.0%
Exact Sciences Corp. (A)	252,451	$10,666,052
Natera, Inc. (A)	74,536	8,071,503
Neurocrine Biosciences, Inc. (A)	39,786	5,477,339
United Therapeutics Corp. (A)	19,946	6,353,798
		30,568,692
Health care equipment and supplies – 6.1%
Align Technology, Inc. (A)	54,820	13,235,193
DexCom, Inc. (A)	165,836	18,802,486
Glaukos Corp. (A)	40,956	4,847,143
		36,884,822
Life sciences tools and services – 3.6%
Agilent Technologies, Inc.	44,311	5,744,035
Avantor, Inc. (A)	242,042	5,131,290
Medpace Holdings, Inc. (A)	27,399	11,284,278
		22,159,603
Pharmaceuticals – 0.2%
Structure Therapeutics, Inc., ADR (A)	33,874	1,330,232
		90,943,349
Industrials – 9.3%
Aerospace and defense – 2.9%
Axon Enterprise, Inc. (A)	60,815	17,894,206
Building products – 1.0%
Builders FirstSource, Inc. (A)	45,662	6,320,077
Commercial services and supplies – 1.0%
Copart, Inc. (A)	108,128	5,856,212
Construction and engineering – 2.1%
Fluor Corp. (A)	288,676	12,571,840
Professional services – 1.4%
EXL Service Holdings, Inc. (A)	275,691	8,645,670
Trading companies and distributors – 0.9%
FTAI Aviation, Ltd.	54,050	5,579,582
		56,867,587
Information technology – 22.9%
Electronic equipment, instruments and components – 3.6%
Fabrinet (A)	20,956	5,129,819
Flex, Ltd. (A)	574,375	16,938,319
		22,068,138
IT services – 3.0%
Gartner, Inc. (A)	33,755	15,158,020
MongoDB, Inc. (A)	12,799	3,199,238
		18,357,258
Semiconductors and semiconductor equipment – 7.4%
Marvell Technology, Inc.	222,465	15,550,304
MKS Instruments, Inc.	46,817	6,113,364
Monolithic Power Systems, Inc.	19,103	15,696,553
Universal Display Corp.	36,780	7,732,995
		45,093,216
Software – 5.4%
Crowdstrike Holdings, Inc., Class A (A)	32,246	12,356,345
Datadog, Inc., Class A (A)	120,404	15,615,195
HubSpot, Inc. (A)	8,745	5,157,714
		33,129,254
Technology hardware, storage and peripherals – 3.5%
Pure Storage, Inc., Class A (A)	160,360	10,296,716
Super Micro Computer, Inc. (A)	13,789	11,298,017
		21,594,733
		140,242,599
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 1.3%
Construction materials – 1.3%
Vulcan Materials Company	31,751	$7,895,839
Real estate – 1.5%
Real estate management and development – 0.5%
CoStar Group, Inc. (A)	41,636	3,086,893
Residential REITs – 1.0%
AvalonBay Communities, Inc.	30,185	6,244,975
		9,331,868
Utilities – 1.0%
Gas utilities – 0.5%
Atmos Energy Corp.	24,119	2,813,481
Multi-utilities – 0.5%
CenterPoint Energy, Inc.	97,751	3,028,326
		5,841,807
TOTAL COMMON STOCKS (Cost $524,957,540)		$593,326,240
PREFERRED SECURITIES – 0.7%
Information technology – 0.7%
Software – 0.7%
Essence Group Holdings Corp. (A)(B)(C)	1,663,188	2,095,617
Lookout, Inc., Series F (A)(B)(C)	211,003	1,837,836
		3,933,453
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$3,933,453
EXCHANGE-TRADED FUNDS – 1.4%
iShares Russell Mid-Cap Growth ETF	79,537	8,776,908
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,771,651)		$8,776,908
SHORT-TERM INVESTMENTS – 1.1%
Repurchase agreement – 1.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-28-24 at 5.340% to be repurchased at $6,803,026 on 7-1-24, collateralized by $6,373,400 U.S. Treasury Inflation Indexed Bonds, 3.875% due 4-15-29 (valued at $6,936,086)	$6,800,000	6,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,800,000)		$6,800,000
Total Investments (Mid Cap Growth Trust) (Cost $545,599,476) – 100.2%		$612,836,601
Other assets and liabilities, net – (0.2%)		(1,075,238)
TOTAL NET ASSETS – 100.0%		$611,761,363
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 1.5%
Diversified telecommunication services – 0.3%
Frontier Communications Parent, Inc. (A)	99,137	$2,595,407

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Iridium Communications, Inc.	53,815	$1,432,555
		4,027,962
Entertainment – 0.4%
TKO Group Holdings, Inc.	26,105	2,819,079
Warner Music Group Corp., Class A	62,753	1,923,379
		4,742,458
Interactive media and services – 0.2%
Ziff Davis, Inc. (A)	20,443	1,125,387
ZoomInfo Technologies, Inc. (A)	125,941	1,608,267
		2,733,654
Media – 0.6%
Nexstar Media Group, Inc.	13,822	2,294,590
TEGNA, Inc.	75,165	1,047,800
The New York Times Company, Class A	72,473	3,711,342
		7,053,732
		18,557,806
Consumer discretionary – 14.3%
Automobile components – 1.1%
Adient PLC (A)	39,808	983,656
Autoliv, Inc.	32,097	3,434,058
Gentex Corp.	102,455	3,453,758
Lear Corp.	25,167	2,874,323
The Goodyear Tire & Rubber Company (A)	126,167	1,431,995
Visteon Corp. (A)	12,230	1,304,941
		13,482,731
Automobiles – 0.3%
Harley-Davidson, Inc.	54,245	1,819,377
Thor Industries, Inc.	23,632	2,208,410
		4,027,787
Broadline retail – 0.5%
Macy's, Inc.	121,943	2,341,306
Nordstrom, Inc.	43,411	921,181
Ollie's Bargain Outlet Holdings, Inc. (A)	27,163	2,666,592
		5,929,079
Diversified consumer services – 1.2%
Duolingo, Inc. (A)	16,393	3,420,727
Graham Holdings Company, Class B	1,540	1,077,307
Grand Canyon Education, Inc. (A)	12,993	1,817,851
H&R Block, Inc.	61,837	3,353,421
Service Corp. International	64,532	4,590,161
		14,259,467
Hotels, restaurants and leisure – 3.5%
Aramark	116,552	3,965,099
Boyd Gaming Corp.	29,854	1,644,955
Choice Hotels International, Inc. (B)	10,590	1,260,210
Churchill Downs, Inc.	29,644	4,138,302
Hilton Grand Vacations, Inc. (A)	30,333	1,226,363
Hyatt Hotels Corp., Class A	20,022	3,041,742
Light & Wonder, Inc. (A)	39,947	4,189,641
Marriott Vacations Worldwide Corp.	14,493	1,265,529
Planet Fitness, Inc., Class A (A)	38,791	2,854,630
Texas Roadhouse, Inc.	29,600	5,082,616
The Wendy's Company	73,639	1,248,917
Travel + Leisure Company	31,583	1,420,603
Vail Resorts, Inc.	16,827	3,031,048
Wingstop, Inc.	13,016	5,501,343
Wyndham Hotels & Resorts, Inc.	35,710	2,642,540
		42,513,538
Household durables – 1.9%
Helen of Troy, Ltd. (A)	10,552	978,592
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
KB Home	32,588	$2,287,026
Taylor Morrison Home Corp. (A)	46,872	2,598,584
Tempur Sealy International, Inc.	76,947	3,642,671
Toll Brothers, Inc.	46,166	5,317,400
TopBuild Corp. (A)	14,018	5,400,715
Whirlpool Corp.	24,214	2,474,671
		22,699,659
Leisure products – 0.6%
Brunswick Corp.	29,944	2,179,025
Mattel, Inc. (A)	152,497	2,479,601
Polaris, Inc.	23,543	1,843,652
YETI Holdings, Inc. (A)	37,775	1,441,116
		7,943,394
Specialty retail – 3.9%
AutoNation, Inc. (A)	10,886	1,735,011
Burlington Stores, Inc. (A)	28,303	6,792,720
Dick's Sporting Goods, Inc.	25,804	5,543,989
Five Below, Inc. (A)	24,460	2,665,406
Floor & Decor Holdings, Inc., Class A (A)	47,425	4,714,519
GameStop Corp., Class A (A)(B)	119,412	2,948,282
Lithia Motors, Inc.	12,146	3,066,258
Murphy USA, Inc.	8,355	3,922,338
Penske Automotive Group, Inc.	8,595	1,280,827
RH (A)	6,829	1,669,281
The Gap, Inc.	96,009	2,293,655
Valvoline, Inc. (A)	57,106	2,466,979
Williams-Sonoma, Inc.	28,475	8,040,486
		47,139,751
Textiles, apparel and luxury goods – 1.3%
Capri Holdings, Ltd. (A)	51,660	1,708,913
Carter's, Inc.	16,176	1,002,427
Columbia Sportswear Company	14,935	1,181,060
Crocs, Inc. (A)	26,902	3,926,078
PVH Corp.	25,089	2,656,172
Skechers USA, Inc., Class A (A)	58,674	4,055,547
Under Armour, Inc., Class A (A)	83,678	558,132
Under Armour, Inc., Class C (A)	84,562	552,190
		15,640,519
		173,635,925
Consumer staples – 4.5%
Beverages – 0.6%
Celsius Holdings, Inc. (A)	66,109	3,774,163
Coca-Cola Consolidated, Inc.	2,077	2,253,545
The Boston Beer Company, Inc., Class A (A)	4,052	1,236,063
		7,263,771
Consumer staples distribution and retail – 2.1%
BJ's Wholesale Club Holdings, Inc. (A)	58,925	5,175,972
Casey's General Stores, Inc.	16,405	6,259,492
Performance Food Group Company (A)	68,962	4,559,078
Sprouts Farmers Market, Inc. (A)	44,529	3,725,296
U.S. Foods Holding Corp. (A)	100,245	5,310,980
		25,030,818
Food products – 1.0%
Darling Ingredients, Inc. (A)	70,811	2,602,304
Flowers Foods, Inc.	85,152	1,890,374
Ingredion, Inc.	29,093	3,336,967
Lancaster Colony Corp.	9,028	1,706,021
Pilgrim's Pride Corp. (A)	17,851	687,085

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	22,286	$2,321,310
		12,544,061
Personal care products – 0.8%
BellRing Brands, Inc. (A)	57,805	3,302,978
Coty, Inc., Class A (A)	161,535	1,618,581
e.l.f. Beauty, Inc. (A)	24,599	5,183,501
		10,105,060
		54,943,710
Energy – 5.8%
Energy equipment and services – 1.0%
ChampionX Corp.	84,380	2,802,260
NOV, Inc.	175,292	3,332,301
Valaris, Ltd. (A)	27,598	2,056,051
Weatherford International PLC (A)	32,420	3,969,829
		12,160,441
Oil, gas and consumable fuels – 4.8%
Antero Midstream Corp.	151,429	2,232,063
Antero Resources Corp. (A)	129,478	4,224,867
Chesapeake Energy Corp. (B)	49,366	4,057,392
Chord Energy Corp.	27,558	4,620,925
Civitas Resources, Inc.	40,809	2,815,821
CNX Resources Corp. (A)	67,916	1,650,359
DT Midstream, Inc.	43,036	3,056,847
Equitrans Midstream Corp.	192,189	2,494,613
HF Sinclair Corp.	66,424	3,543,056
Matador Resources Company	51,429	3,065,168
Murphy Oil Corp.	64,237	2,649,134
Ovintiv, Inc.	110,314	5,170,417
PBF Energy, Inc., Class A	46,765	2,152,125
Permian Resources Corp.	227,617	3,676,015
Range Resources Corp.	107,527	3,605,380
Southwestern Energy Company (A)	488,704	3,288,978
Texas Pacific Land Corp. (B)	8,253	6,059,930
		58,363,090
		70,523,531
Financials – 15.5%
Banks – 5.0%
Associated Banc-Corp.	65,703	1,389,618
Bank OZK	46,754	1,916,914
Cadence Bank	80,959	2,289,521
Columbia Banking System, Inc.	92,791	1,845,613
Commerce Bancshares, Inc.	52,241	2,914,003
Cullen/Frost Bankers, Inc.	28,476	2,894,016
East West Bancorp, Inc.	61,665	4,515,728
First Financial Bankshares, Inc.	56,974	1,682,442
First Horizon Corp.	242,359	3,822,001
FNB Corp.	159,434	2,181,057
Glacier Bancorp, Inc.	50,251	1,875,367
Hancock Whitney Corp.	38,392	1,836,289
Home BancShares, Inc.	82,564	1,978,233
International Bancshares Corp.	23,697	1,355,705
New York Community Bancorp, Inc. (B)	345,535	1,112,623
Old National Bancorp	139,946	2,405,672
Pinnacle Financial Partners, Inc.	33,900	2,713,356
Prosperity Bancshares, Inc.	42,517	2,599,489
SouthState Corp.	33,762	2,580,092
Synovus Financial Corp.	64,899	2,608,291
Texas Capital Bancshares, Inc. (A)	20,675	1,264,070
UMB Financial Corp.	19,442	1,621,852
United Bankshares, Inc.	59,773	1,939,036
Valley National Bancorp	189,550	1,323,059
Webster Financial Corp.	75,998	3,312,753
Wintrust Financial Corp.	27,368	2,697,390
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Zions Bancorp NA	65,437	$2,838,003
		61,512,193
Capital markets – 2.9%
Affiliated Managers Group, Inc.	14,122	2,206,280
Evercore, Inc., Class A	15,704	3,273,185
Federated Hermes, Inc.	35,571	1,169,574
Houlihan Lokey, Inc.	23,207	3,129,696
Interactive Brokers Group, Inc., Class A	47,469	5,819,699
Janus Henderson Group PLC	56,891	1,917,796
Jefferies Financial Group, Inc.	75,179	3,740,907
Morningstar, Inc.	11,556	3,418,843
SEI Investments Company	44,253	2,862,727
Stifel Financial Corp.	45,406	3,820,915
The Carlyle Group, Inc.	95,694	3,842,114
		35,201,736
Consumer finance – 0.7%
Ally Financial, Inc.	121,246	4,809,829
FirstCash Holdings, Inc.	16,525	1,733,142
SLM Corp.	97,375	2,024,426
		8,567,397
Financial services – 1.7%
Equitable Holdings, Inc.	135,493	5,536,244
Essent Group, Ltd.	47,275	2,656,382
Euronet Worldwide, Inc. (A)	19,313	1,998,896
MGIC Investment Corp.	118,145	2,546,025
The Western Union Company	149,943	1,832,303
Voya Financial, Inc.	44,629	3,175,353
WEX, Inc. (A)	18,570	3,289,490
		21,034,693
Insurance – 4.6%
American Financial Group, Inc.	28,991	3,566,473
Brighthouse Financial, Inc. (A)	27,527	1,193,020
CNO Financial Group, Inc.	47,980	1,330,006
Erie Indemnity Company, Class A	11,054	4,005,970
Fidelity National Financial, Inc.	115,038	5,685,178
First American Financial Corp.	45,968	2,479,974
Kemper Corp.	26,818	1,591,112
Kinsale Capital Group, Inc.	9,800	3,775,744
Old Republic International Corp.	112,037	3,461,943
Primerica, Inc.	15,250	3,607,845
Reinsurance Group of America, Inc.	29,158	5,985,263
RenaissanceRe Holdings, Ltd.	23,435	5,237,957
RLI Corp.	17,827	2,508,081
Ryan Specialty Holdings, Inc.	47,933	2,775,800
Selective Insurance Group, Inc.	26,942	2,527,968
The Hanover Insurance Group, Inc.	15,929	1,998,134
Unum Group	78,894	4,032,272
		55,762,740
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	221,784	4,227,203
Starwood Property Trust, Inc.	133,025	2,519,494
		6,746,697
		188,825,456
Health care – 9.0%
Biotechnology – 3.1%
Arrowhead Pharmaceuticals, Inc. (A)	55,043	1,430,568
BioMarin Pharmaceutical, Inc. (A)	84,150	6,928,070
Cytokinetics, Inc. (A)	50,814	2,753,103
Exelixis, Inc. (A)	129,094	2,900,742
Halozyme Therapeutics, Inc. (A)	56,405	2,953,366
Neurocrine Biosciences, Inc. (A)	44,600	6,140,082
Roivant Sciences, Ltd. (A)	149,995	1,585,447

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sarepta Therapeutics, Inc. (A)	41,891	$6,618,778
United Therapeutics Corp. (A)	19,658	6,262,056
		37,572,212
Health care equipment and supplies – 1.8%
Dentsply Sirona, Inc.	92,018	2,292,168
Enovis Corp. (A)	22,121	999,869
Envista Holdings Corp. (A)	76,163	1,266,591
Globus Medical, Inc., Class A (A)	49,914	3,418,610
Haemonetics Corp. (A)	22,507	1,862,004
Lantheus Holdings, Inc. (A)	30,718	2,466,348
LivaNova PLC (A)	23,999	1,315,625
Masimo Corp. (A)	19,762	2,488,826
Neogen Corp. (A)	87,355	1,365,359
Penumbra, Inc. (A)	17,180	3,091,885
QuidelOrtho Corp. (A)	21,963	729,611
		21,296,896
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (A)	41,116	2,776,975
Amedisys, Inc. (A)	14,462	1,327,612
Chemed Corp.	6,709	3,640,169
Encompass Health Corp.	44,621	3,828,036
HealthEquity, Inc. (A)	38,561	3,323,958
Option Care Health, Inc. (A)	77,032	2,133,786
Progyny, Inc. (A)	36,714	1,050,388
R1 RCM, Inc. (A)	87,744	1,102,065
Tenet Healthcare Corp. (A)	43,291	5,759,002
		24,941,991
Health care technology – 0.1%
Doximity, Inc., Class A (A)	54,139	1,514,268
Life sciences tools and services – 1.6%
Azenta, Inc. (A)	23,896	1,257,408
Bruker Corp.	43,154	2,753,657
Illumina, Inc. (A)	70,598	7,369,019
Medpace Holdings, Inc. (A)	10,436	4,298,067
Repligen Corp. (A)	23,030	2,903,162
Sotera Health Company (A)	55,198	655,200
		19,236,513
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC (A)	27,938	2,981,823
Perrigo Company PLC	60,414	1,551,432
		4,533,255
		109,095,135
Industrials – 21.4%
Aerospace and defense – 1.3%
BWX Technologies, Inc.	40,510	3,848,450
Curtiss-Wright Corp.	16,973	4,599,344
Hexcel Corp.	36,834	2,300,283
Woodward, Inc.	26,998	4,707,911
		15,455,988
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	52,930	2,672,965
Building products – 3.6%
AAON, Inc.	30,239	2,638,050
Advanced Drainage Systems, Inc.	30,196	4,843,136
Carlisle Companies, Inc.	21,040	8,525,623
Fortune Brands Innovations, Inc.	55,432	3,599,754
Lennox International, Inc.	14,209	7,601,531
Owens Corning	38,404	6,671,543
Simpson Manufacturing Company, Inc.	18,683	3,148,646
Trex Company, Inc. (A)	48,170	3,570,360
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
UFP Industries, Inc.	27,368	$3,065,216
		43,663,859
Commercial services and supplies – 1.9%
Clean Harbors, Inc. (A)	22,230	5,027,315
MSA Safety, Inc.	16,406	3,079,242
RB Global, Inc.	81,419	6,217,155
Stericycle, Inc. (A)	41,120	2,390,306
Tetra Tech, Inc.	23,709	4,848,016
The Brink's Company	19,705	2,017,792
		23,579,826
Construction and engineering – 2.3%
AECOM	60,328	5,317,310
Comfort Systems USA, Inc.	15,781	4,799,318
EMCOR Group, Inc.	20,828	7,603,886
Fluor Corp. (A)	75,868	3,304,051
MasTec, Inc. (A)	26,928	2,881,027
MDU Resources Group, Inc.	90,358	2,267,986
Valmont Industries, Inc.	8,949	2,456,053
		28,629,631
Electrical equipment – 1.6%
Acuity Brands, Inc.	13,516	3,263,303
EnerSys	17,911	1,854,147
NEXTracker, Inc., Class A (A)	54,461	2,553,132
nVent Electric PLC	73,576	5,636,657
Regal Rexnord Corp.	29,480	3,986,286
Sensata Technologies Holding PLC	66,804	2,497,802
		19,791,327
Ground transportation – 1.7%
Avis Budget Group, Inc.	8,057	842,118
Knight-Swift Transportation Holdings, Inc.	71,622	3,575,370
Landstar System, Inc.	15,849	2,923,824
Ryder System, Inc.	19,424	2,406,245
Saia, Inc. (A)	11,783	5,588,559
XPO, Inc. (A)	51,555	5,472,563
		20,808,679
Machinery – 4.3%
AGCO Corp.	27,448	2,686,610
Chart Industries, Inc. (A)	18,631	2,689,199
Crane Company	21,785	3,158,389
Donaldson Company, Inc.	53,345	3,817,368
Esab Corp.	25,172	2,376,992
Flowserve Corp.	58,346	2,806,443
Graco, Inc.	74,957	5,942,591
ITT, Inc.	36,473	4,711,582
Lincoln Electric Holdings, Inc.	25,220	4,757,501
Oshkosh Corp.	28,984	3,136,069
RBC Bearings, Inc. (A)	12,869	3,471,799
Terex Corp.	29,826	1,635,658
The Middleby Corp. (A)	23,829	2,921,674
The Timken Company	28,709	2,300,452
The Toro Company	46,271	4,326,801
Watts Water Technologies, Inc., Class A	12,148	2,227,579
		52,966,707
Marine transportation – 0.3%
Kirby Corp. (A)	25,837	3,093,464
Professional services – 2.5%
CACI International, Inc., Class A (A)	9,881	4,250,115
Concentrix Corp.	20,765	1,314,009
EXL Service Holdings, Inc. (A)	71,989	2,257,575
Exponent, Inc.	22,456	2,136,015
FTI Consulting, Inc. (A)	15,546	3,350,629
Genpact, Ltd.	73,381	2,362,134
Insperity, Inc.	15,853	1,445,952

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
KBR, Inc.	59,508	$3,816,843
ManpowerGroup, Inc.	21,141	1,475,642
Maximus, Inc.	26,943	2,309,015
Paylocity Holding Corp. (A)	19,257	2,539,035
Science Applications International Corp.	22,722	2,670,971
		29,927,935
Trading companies and distributors – 1.7%
Applied Industrial Technologies, Inc.	17,108	3,318,952
Core & Main, Inc., Class A (A)	75,790	3,709,163
GATX Corp.	15,777	2,088,244
MSC Industrial Direct Company, Inc., Class A	20,210	1,602,855
Watsco, Inc.	14,187	6,571,986
WESCO International, Inc.	19,372	3,070,849
		20,362,049
		260,952,430
Information technology – 9.2%
Communications equipment – 0.4%
Ciena Corp. (A)	64,085	3,087,615
Lumentum Holdings, Inc. (A)	29,959	1,525,512
		4,613,127
Electronic equipment, instruments and components – 2.5%
Arrow Electronics, Inc. (A)	23,590	2,848,728
Avnet, Inc.	40,054	2,062,380
Belden, Inc.	18,028	1,691,026
Cognex Corp.	76,076	3,557,314
Coherent Corp. (A)	58,783	4,259,416
Crane NXT Company	21,520	1,321,758
IPG Photonics Corp. (A)	12,723	1,073,694
Littelfuse, Inc.	10,984	2,807,401
Novanta, Inc. (A)	15,907	2,594,591
TD SYNNEX Corp.	34,441	3,974,491
Vishay Intertechnology, Inc.	55,459	1,236,736
Vontier Corp.	68,427	2,613,911
		30,041,446
IT services – 0.4%
ASGN, Inc. (A)	20,342	1,793,554
Kyndryl Holdings, Inc. (A)	101,976	2,682,989
		4,476,543
Semiconductors and semiconductor equipment – 2.7%
Allegro MicroSystems, Inc. (A)	31,668	894,304
Amkor Technology, Inc.	45,821	1,833,756
Cirrus Logic, Inc. (A)	23,903	3,051,457
Lattice Semiconductor Corp. (A)	60,957	3,534,896
MACOM Technology Solutions Holdings, Inc. (A)	24,287	2,707,272
MKS Instruments, Inc.	27,993	3,655,326
Onto Innovation, Inc. (A)	21,838	4,794,751
Power Integrations, Inc.	25,157	1,765,770
Rambus, Inc. (A)	47,766	2,806,730
Silicon Laboratories, Inc. (A)	14,148	1,565,193
Synaptics, Inc. (A)	17,505	1,543,941
Universal Display Corp.	19,342	4,066,656
Wolfspeed, Inc. (A)	55,776	1,269,462
		33,489,514
Software – 2.5%
Altair Engineering, Inc., Class A (A)	25,238	2,475,343
Appfolio, Inc., Class A (A)	9,301	2,274,746
Aspen Technology, Inc. (A)	12,349	2,452,882
Blackbaud, Inc. (A)	17,913	1,364,433
CommVault Systems, Inc. (A)	19,234	2,338,277
Dolby Laboratories, Inc., Class A	26,480	2,098,010
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Dropbox, Inc., Class A (A)	107,092	$2,406,357
Dynatrace, Inc. (A)	106,602	4,769,373
Manhattan Associates, Inc. (A)	27,286	6,730,910
Qualys, Inc. (A)	16,371	2,334,505
Teradata Corp. (A)	42,856	1,481,103
		30,725,939
Technology hardware, storage and peripherals – 0.7%
Pure Storage, Inc., Class A (A)	135,430	8,695,958
		112,042,527
Materials – 6.3%
Chemicals – 2.1%
Arcadium Lithium PLC (A)	457,440	1,536,998
Ashland, Inc.	22,215	2,099,095
Avient Corp.	40,442	1,765,293
Axalta Coating Systems, Ltd. (A)	97,786	3,341,348
Cabot Corp.	24,489	2,250,294
NewMarket Corp.	3,061	1,578,160
Olin Corp.	52,925	2,495,414
RPM International, Inc.	57,065	6,144,759
The Chemours Company	65,987	1,489,327
The Scotts Miracle-Gro Company	18,627	1,211,873
Westlake Corp.	14,245	2,062,961
		25,975,522
Construction materials – 0.4%
Eagle Materials, Inc.	15,267	3,319,962
Knife River Corp. (A)	25,088	1,759,672
		5,079,634
Containers and packaging – 1.6%
AptarGroup, Inc.	29,367	4,135,167
Berry Global Group, Inc.	50,700	2,983,695
Crown Holdings, Inc.	52,876	3,933,446
Graphic Packaging Holding Company	136,186	3,569,435
Greif, Inc., Class A	11,430	656,882
Silgan Holdings, Inc.	35,963	1,522,314
Sonoco Products Company	43,545	2,208,602
		19,009,541
Metals and mining – 2.0%
Alcoa Corp.	79,577	3,165,573
Cleveland-Cliffs, Inc. (A)	210,720	3,242,981
Commercial Metals Company	51,279	2,819,832
MP Materials Corp. (A)(B)	59,344	755,449
Reliance, Inc.	25,450	7,268,520
Royal Gold, Inc.	29,131	3,646,036
U.S. Steel Corp.	99,152	3,747,946
		24,646,337
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	28,269	2,327,387
		77,038,421
Real estate – 6.9%
Diversified REITs – 0.4%
WP Carey, Inc.	96,978	5,338,639
Health care REITs – 0.7%
Healthcare Realty Trust, Inc.	167,762	2,764,718
Omega Healthcare Investors, Inc.	109,509	3,750,683
Sabra Health Care REIT, Inc.	102,594	1,579,948
		8,095,349
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	93,332	1,398,113
Industrial REITs – 1.1%
EastGroup Properties, Inc.	21,301	3,623,300
First Industrial Realty Trust, Inc.	58,651	2,786,509

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	96,337	$4,295,667
STAG Industrial, Inc.	80,694	2,909,826
		13,615,302
Office REITs – 0.5%
COPT Defense Properties	49,817	1,246,920
Cousins Properties, Inc.	67,396	1,560,217
Kilroy Realty Corp.	47,334	1,475,401
Vornado Realty Trust	70,911	1,864,250
		6,146,788
Real estate management and development – 0.4%
Jones Lang LaSalle, Inc. (A)	21,078	4,326,892
Residential REITs – 1.0%
American Homes 4 Rent, Class A	142,616	5,299,611
Equity LifeStyle Properties, Inc.	82,651	5,383,060
Independence Realty Trust, Inc.	99,566	1,865,867
		12,548,538
Retail REITs – 1.0%
Agree Realty Corp.	44,492	2,755,834
Brixmor Property Group, Inc.	133,529	3,083,185
Kite Realty Group Trust	97,322	2,178,066
NNN REIT, Inc.	81,255	3,461,463
		11,478,548
Specialized REITs – 1.7%
CubeSmart	99,703	4,503,585
EPR Properties	33,537	1,407,883
Gaming and Leisure Properties, Inc.	120,323	5,439,803
Lamar Advertising Company, Class A	38,920	4,652,108
National Storage Affiliates Trust	30,889	1,273,245
PotlatchDeltic Corp.	35,236	1,387,946
Rayonier, Inc.	60,700	1,765,763
		20,430,333
		83,378,502
Utilities – 2.5%
Electric utilities – 0.9%
ALLETE, Inc.	25,568	1,594,165
IDACORP, Inc.	22,467	2,092,801
OGE Energy Corp.	88,879	3,172,980
PNM Resources, Inc.	39,975	1,477,476
Portland General Electric Company	45,660	1,974,338
		10,311,760
Gas utilities – 0.9%
National Fuel Gas Company	40,736	2,207,484
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
New Jersey Resources Corp.	43,796	$1,871,841
ONE Gas, Inc.	25,070	1,600,720
Southwest Gas Holdings, Inc.	26,680	1,877,738
Spire, Inc.	25,593	1,554,263
UGI Corp.	92,899	2,127,387
		11,239,433
Independent power and renewable electricity producers – 0.1%
Ormat Technologies, Inc.	23,832	1,708,754
Multi-utilities – 0.3%
Black Hills Corp.	30,550	1,661,309
Northwestern Energy Group, Inc.	27,160	1,360,173
		3,021,482
Water utilities – 0.3%
Essential Utilities, Inc.	111,521	4,163,079
		30,444,508
TOTAL COMMON STOCKS (Cost $913,576,937)		$1,179,437,951
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 5.2940% (C)(D)	4,960,579	49,589,922
TOTAL SHORT-TERM INVESTMENTS (Cost $49,593,760)		$49,589,922
Total Investments (Mid Cap Index Trust) (Cost $963,170,697) – 101.0%		$1,229,027,873
Other assets and liabilities, net – (1.0%)		(11,997,869)
TOTAL NET ASSETS – 100.0%		$1,217,030,004
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $14,755,820.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	129	Long	Sep 2024	$38,267,721	$38,159,490	$(108,231)
						$(108,231)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.1%
Communication services – 1.9%
Media – 1.9%
News Corp., Class A	373,216	$10,289,565
News Corp., Class B	56,942	1,616,583
		11,906,148
Consumer discretionary – 10.2%
Automobiles – 0.7%
General Motors Company	98,147	4,559,910
Diversified consumer services – 1.0%
Bright Horizons Family Solutions, Inc. (A)	56,713	6,242,967
Hotels, restaurants and leisure – 2.4%
Aramark	119,200	4,055,184
Compass Group PLC	153,625	4,185,253
Norwegian Cruise Line Holdings, Ltd. (A)	343,700	6,458,123
		14,698,560
Specialty retail – 3.8%
Advance Auto Parts, Inc.	109,812	6,954,394
Bath & Body Works, Inc.	153,920	6,010,576
Burlington Stores, Inc. (A)	24,354	5,844,960
Ulta Beauty, Inc. (A)	12,500	4,823,375
		23,633,305
Textiles, apparel and luxury goods – 2.3%
Puma SE	98,306	4,515,196
Ralph Lauren Corp.	22,407	3,922,569
VF Corp.	432,600	5,840,100
		14,277,865
		63,412,607
Consumer staples – 4.6%
Beverages – 0.7%
Constellation Brands, Inc., Class A	18,564	4,776,146
Consumer staples distribution and retail – 0.7%
Dollar General Corp.	33,641	4,448,349
Food products – 1.9%
Flowers Foods, Inc.	205,036	4,551,799
Tyson Foods, Inc., Class A	125,748	7,185,241
		11,737,040
Personal care products – 1.3%
Kenvue, Inc.	439,062	7,982,147
		28,943,682
Energy – 6.3%
Energy equipment and services – 3.6%
Baker Hughes Company	154,500	5,433,765
Expro Group Holdings NV (A)	141,531	3,243,891
TechnipFMC PLC	295,765	7,734,255
Tidewater, Inc. (A)	63,568	6,052,309
		22,464,220
Oil, gas and consumable fuels – 2.7%
Cameco Corp.	40,809	2,007,803
Chesapeake Energy Corp.	86,100	7,076,559
Kinder Morgan, Inc.	113,500	2,255,245
Suncor Energy, Inc.	143,241	5,457,482
		16,797,089
		39,261,309
Financials – 15.4%
Banks – 5.0%
Fifth Third Bancorp	297,700	10,863,073
Popular, Inc.	91,672	8,106,555
Webster Financial Corp.	136,747	5,960,802
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Western Alliance Bancorp	101,445	$6,372,775
		31,303,205
Capital markets – 2.0%
Main Street Capital Corp.	84,780	4,280,542
Morningstar, Inc.	15,482	4,580,350
Open Lending Corp. (A)	281,013	1,568,053
StepStone Group, Inc., Class A	45,823	2,102,817
		12,531,762
Consumer finance – 0.8%
OneMain Holdings, Inc.	106,504	5,164,379
Financial services – 4.9%
Apollo Global Management, Inc.	39,121	4,619,016
Corebridge Financial, Inc.	184,538	5,373,747
Corpay, Inc. (A)	30,263	8,062,366
Global Payments, Inc.	38,867	3,758,439
Jackson Financial, Inc., Class A	30,284	2,248,890
The Western Union Company	521,800	6,376,396
		30,438,854
Insurance – 2.7%
Assurant, Inc.	20,698	3,441,043
RenaissanceRe Holdings, Ltd.	22,664	5,065,631
The Allstate Corp.	31,986	5,106,885
The Hanover Insurance Group, Inc.	24,166	3,031,383
		16,644,942
		96,083,142
Health care – 8.6%
Biotechnology – 0.7%
Alkermes PLC (A)	191,500	4,615,150
Health care equipment and supplies – 2.9%
Baxter International, Inc.	190,673	6,378,012
Dentsply Sirona, Inc.	169,365	4,218,882
Zimmer Biomet Holdings, Inc.	69,659	7,560,091
		18,156,985
Health care providers and services – 2.3%
Select Medical Holdings Corp.	414,623	14,536,682
Life sciences tools and services – 0.3%
Charles River Laboratories International, Inc. (A)	8,782	1,814,186
Pharmaceuticals – 2.4%
Catalent, Inc. (A)	115,711	6,506,430
Elanco Animal Health, Inc. (A)	294,064	4,243,344
Viatris, Inc.	383,629	4,077,976
		14,827,750
		53,950,753
Industrials – 18.6%
Aerospace and defense – 4.4%
Huntington Ingalls Industries, Inc.	18,904	4,656,622
L3Harris Technologies, Inc.	31,029	6,968,493
Rolls-Royce Holdings PLC (A)	525,993	3,020,901
Spirit AeroSystems Holdings, Inc., Class A (A)	197,960	6,506,945
Textron, Inc.	72,769	6,247,946
		27,400,907
Building products – 1.7%
Armstrong World Industries, Inc.	25,168	2,850,024
Carrier Global Corp.	56,700	3,576,636

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Trane Technologies PLC	12,035	$3,958,673
		10,385,333
Construction and engineering – 1.0%
API Group Corp. (A)	164,458	6,188,555
Electrical equipment – 1.0%
GE Vernova, Inc. (A)	35,600	6,105,756
Ground transportation – 3.1%
JB Hunt Transport Services, Inc.	29,073	4,651,680
Norfolk Southern Corp.	31,160	6,689,740
Saia, Inc. (A)	17,400	8,252,646
		19,594,066
Machinery – 4.4%
Esab Corp.	57,430	5,423,115
RBC Bearings, Inc. (A)	5,200	1,402,856
Stanley Black & Decker, Inc.	136,116	10,874,307
The Middleby Corp. (A)	34,425	4,220,849
The Toro Company	62,200	5,816,322
		27,737,449
Passenger airlines – 1.2%
Southwest Airlines Company	271,199	7,759,003
Professional services – 1.5%
SS&C Technologies Holdings, Inc.	85,635	5,366,745
Verra Mobility Corp. (A)	140,788	3,829,434
		9,196,179
Trading companies and distributors – 0.3%
Ashtead Group PLC	27,514	1,834,459
		116,201,707
Information technology – 13.4%
Electronic equipment, instruments and components – 5.4%
Corning, Inc.	440,237	17,103,207
TE Connectivity, Ltd.	61,238	9,212,032
Zebra Technologies Corp., Class A (A)	22,900	7,074,497
		33,389,736
IT services – 0.8%
GoDaddy, Inc., Class A (A)	36,800	5,141,328
Semiconductors and semiconductor equipment – 2.4%
MKS Instruments, Inc.	112,385	14,675,233
Software – 1.8%
DocuSign, Inc. (A)	100,799	5,392,747
Fortinet, Inc. (A)	101,100	6,093,297
		11,486,044
Technology hardware, storage and peripherals – 3.0%
Pure Storage, Inc., Class A (A)	59,858	3,843,482
Western Digital Corp. (A)	199,100	15,085,807
		18,929,289
		83,621,630
Materials – 5.8%
Chemicals – 1.5%
FMC Corp.	90,345	5,199,355
The Scotts Miracle-Gro Company	66,614	4,333,907
		9,533,262
Construction materials – 1.3%
Summit Materials, Inc., Class A (A)	218,526	8,000,237
Containers and packaging – 1.7%
Ball Corp.	48,113	2,887,742
DS Smith PLC	758,078	4,017,786
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	94,100	$4,060,415
		10,965,943
Metals and mining – 1.3%
Franco-Nevada Corp.	41,666	4,940,043
Freeport-McMoRan, Inc.	60,577	2,944,042
		7,884,085
		36,383,527
Real estate – 5.9%
Industrial REITs – 1.0%
Rexford Industrial Realty, Inc.	136,576	6,089,924
Office REITs – 0.7%
Douglas Emmett, Inc.	83,623	1,113,022
Vornado Realty Trust	120,233	3,160,926
		4,273,948
Residential REITs – 2.2%
Apartment Investment and Management Company, Class A (A)	446,352	3,700,258
Equity Residential	82,853	5,745,027
Sun Communities, Inc.	37,200	4,476,648
		13,921,933
Retail REITs – 0.8%
Regency Centers Corp.	82,520	5,132,744
Specialized REITs – 1.2%
Rayonier, Inc.	137,203	3,991,235
Weyerhaeuser Company	112,389	3,190,724
		7,181,959
		36,600,508
Utilities – 5.4%
Electric utilities – 2.8%
Constellation Energy Corp.	15,387	3,081,554
FirstEnergy Corp.	224,097	8,576,192
PG&E Corp.	341,555	5,963,550
		17,621,296
Multi-utilities – 2.6%
Ameren Corp.	95,446	6,787,165
CenterPoint Energy, Inc.	115,929	3,591,480
Dominion Energy, Inc.	114,000	5,586,000
		15,964,645
		33,585,941
TOTAL COMMON STOCKS (Cost $506,114,372)		$599,950,954
CONVERTIBLE BONDS - 0.4%
Information technology - 0.4%
Wolfspeed, Inc.
0.250%, 02/15/2028	$978,000	576,531
1.875%, 12/01/2029	3,436,000	1,893,236
		2,469,767
TOTAL CONVERTIBLE BONDS (Cost $2,496,375)		$2,469,767

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (B)	2,008,397	$2,008,397
T. Rowe Price Government Reserve Fund, 5.3534% (B)	21,190,860	21,190,860
TOTAL SHORT-TERM INVESTMENTS (Cost $23,199,257)		$23,199,257
Total Investments (Mid Value Trust) (Cost $531,810,004) – 100.2%		$625,619,978
Other assets and liabilities, net – (0.2%)		(998,570)
TOTAL NET ASSETS – 100.0%		$624,621,408
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-24.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Consumer discretionary – 2.2%
Hotels, restaurants and leisure – 2.2%
Hyatt Hotels Corp., Class A	19,655	$2,985,988
Marriott International, Inc., Class A	12,880	3,113,998
		6,099,986
Health care – 1.1%
Health care providers and services – 1.1%
Brookdale Senior Living, Inc. (A)	470,165	3,211,227
Industrials – 0.0%
Construction and engineering – 0.0%
WillScot Mobile Mini Holdings Corp. (A)	1,886	70,989
Real estate – 94.9%
Diversified REITs – 5.7%
Empire State Realty Trust, Inc., Class A	811,446	7,611,363
Essential Properties Realty Trust, Inc.	302,212	8,374,295
		15,985,658
Health care REITs – 11.4%
American Healthcare REIT, Inc.	410,855	6,002,592
CareTrust REIT, Inc.	291,620	7,319,662
Welltower, Inc.	182,033	18,976,940
		32,299,194
Hotel and resort REITs – 2.0%
Ryman Hospitality Properties, Inc.	55,160	5,508,278
Industrial REITs – 12.8%
EastGroup Properties, Inc.	22,106	3,760,231
Plymouth Industrial REIT, Inc.	193,663	4,140,515
Prologis, Inc.	252,057	28,308,520
		36,209,266
Office REITs – 3.1%
SL Green Realty Corp.	156,549	8,866,935
Real estate management and development – 2.2%
CBRE Group, Inc., Class A (A)	38,988	3,474,221
Corp. Inmobiliaria Vesta SAB de CV, ADR	92,151	2,763,608
		6,237,829
Residential REITs – 18.3%
American Homes 4 Rent, Class A	237,315	8,818,625
AvalonBay Communities, Inc.	84,828	17,550,065
Centerspace	62,295	4,213,011
Essex Property Trust, Inc.	59,221	16,119,956
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Independence Realty Trust, Inc.	265,298	$4,971,685
		51,673,342
Retail REITs – 13.6%
Acadia Realty Trust	290,366	5,203,359
Brixmor Property Group, Inc.	180,645	4,171,093
NETSTREIT Corp.	181,725	2,925,773
Phillips Edison & Company, Inc.	110,148	3,602,941
Simon Property Group, Inc.	100,651	15,278,822
Tanger, Inc.	199,277	5,402,399
The Macerich Company	128,719	1,987,421
		38,571,808
Specialized REITs – 25.8%
American Tower Corp.	14,585	2,835,032
CubeSmart	132,946	6,005,171
Digital Realty Trust, Inc.	84,130	12,791,966
Equinix, Inc.	30,223	22,866,722
Extra Space Storage, Inc.	80,308	12,480,666
Iron Mountain, Inc.	88,001	7,886,650
Lamar Advertising Company, Class A	43,336	5,179,952
VICI Properties, Inc.	99,010	2,835,646
		72,881,805
		268,234,115
TOTAL COMMON STOCKS (Cost $250,104,620)		$277,616,317
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (B)	2,896,345	2,896,345
TOTAL SHORT-TERM INVESTMENTS (Cost $2,896,345)		$2,896,345
Total Investments (Real Estate Securities Trust) (Cost $253,000,965) – 99.2%		$280,512,662
Other assets and liabilities, net – 0.8%		2,142,937
TOTAL NET ASSETS – 100.0%		$282,655,599
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-24.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 14.3%
Entertainment – 3.3%
Netflix, Inc. (A)	43,339	$29,248,624
Spotify Technology SA (A)	19,543	6,132,398
		35,381,022
Interactive media and services – 10.7%
Alphabet, Inc., Class A	240,282	43,767,366
Alphabet, Inc., Class C	69,792	12,801,249
Meta Platforms, Inc., Class A	107,236	54,070,536
Pinterest, Inc., Class A (A)	59,085	2,603,876
Reddit, Inc., Class A (A)(B)	13,567	866,796
Snap, Inc., Class A (A)	81,335	1,350,974
Tencent Holdings, Ltd.	35,600	1,688,876
		117,149,673
Media – 0.3%
Ibotta, Inc., Class A (A)(B)	14,901	1,119,959

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The Trade Desk, Inc., Class A (A)	25,683	$2,508,459
		3,628,418
		156,159,113
Consumer discretionary – 1.0%
Broadline retail – 0.7%
Amazon.com, Inc. (A)	39,108	7,557,621
Specialty retail – 0.3%
Carvana Company (A)	23,713	3,052,337
		10,609,958
Financials – 0.1%
Banks – 0.1%
NU Holdings, Ltd., Class A (A)	89,200	1,149,788
Health care – 1.3%
Pharmaceuticals – 1.3%
Eli Lilly & Company	15,824	14,326,733
Industrials – 0.4%
Aerospace and defense – 0.0%
Axon Enterprise, Inc. (A)	1,609	473,432
Electrical equipment – 0.3%
Vertiv Holdings Company, Class A	37,858	3,277,367
Professional services – 0.1%
Verisk Analytics, Inc.	3,081	830,484
		4,581,283
Information technology – 82.4%
Communications equipment – 2.6%
Accton Technology Corp.	84,000	1,429,634
Arista Networks, Inc. (A)	50,893	17,836,979
Motorola Solutions, Inc.	22,743	8,779,935
		28,046,548
Electronic equipment, instruments and components – 3.1%
Amphenol Corp., Class A	192,248	12,951,748
Celestica, Inc. (New York Stock Exchange) (A)	131,473	7,537,347
Cognex Corp.	11,300	528,388
Coherent Corp. (A)	36,288	2,629,428
Corning, Inc.	247,634	9,620,581
Fabrinet (A)	1,774	434,257
Insight Enterprises, Inc. (A)	697	138,257
		33,840,006
IT services – 1.0%
GoDaddy, Inc., Class A (A)	38,241	5,342,650
Kyndryl Holdings, Inc. (A)	11,900	313,089
MongoDB, Inc. (A)	22,800	5,699,088
		11,354,827
Semiconductors and semiconductor equipment – 34.1%
Analog Devices, Inc.	45,567	10,401,123
Applied Materials, Inc.	116,438	27,478,204
ARM Holdings PLC, ADR (A)	12,299	2,012,362
ASM International NV	4,615	3,527,595
Astera Labs, Inc. (A)(B)	1,932	116,905
Axcelis Technologies, Inc. (A)	6,342	901,769
Broadcom, Inc.	37,558	60,300,496
Camtek, Ltd.	19,479	2,439,550
Cirrus Logic, Inc. (A)	16,199	2,067,964
Entegris, Inc.	21,635	2,929,379
Infineon Technologies AG	5,864	215,211
KLA Corp.	45,729	37,704,018
Lam Research Corp.	19,124	20,364,191
Microchip Technology, Inc.	32,022	2,930,013
Micron Technology, Inc.	23,890	3,142,252
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
MKS Instruments, Inc.	23,668	$3,090,567
Monolithic Power Systems, Inc.	10,170	8,356,486
Nova, Ltd. (A)	9,332	2,188,634
NVIDIA Corp.	1,044,817	129,076,692
NXP Semiconductors NV	16,644	4,478,734
Onto Innovation, Inc. (A)	17,285	3,795,095
Qualcomm, Inc.	40,438	8,054,441
SiTime Corp. (A)	2,500	310,950
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	76,317	13,264,658
Teradyne, Inc.	22,783	3,378,491
Texas Instruments, Inc.	102,884	20,014,025
Wolfspeed, Inc. (A)	10,395	236,590
		372,776,395
Software – 24.9%
Adobe, Inc. (A)	29,166	16,202,880
AppLovin Corp., Class A (A)	86,565	7,203,939
Autodesk, Inc. (A)	26,876	6,650,466
Cadence Design Systems, Inc. (A)	73,819	22,717,797
Constellation Software, Inc.	47	135,425
Crowdstrike Holdings, Inc., Class A (A)	25,416	9,739,157
Datadog, Inc., Class A (A)	28,802	3,735,331
Fair Isaac Corp. (A)	4,500	6,698,970
Guidewire Software, Inc. (A)	26,563	3,662,772
HubSpot, Inc. (A)	2,615	1,542,301
Intuit, Inc.	19,100	12,552,711
Microsoft Corp.	123,634	55,258,216
Nutanix, Inc., Class A (A)	92,003	5,230,371
Oracle Corp.	48,749	6,883,359
Palantir Technologies, Inc., Class A (A)	82,764	2,096,412
Palo Alto Networks, Inc. (A)	37,386	12,674,228
Salesforce, Inc.	88,462	22,743,580
ServiceNow, Inc. (A)	44,169	34,746,427
Synopsys, Inc. (A)	63,537	37,808,327
Vertex, Inc., Class A (A)	16,457	593,275
Zeta Global Holdings Corp., Class A (A)	146,884	2,592,503
Zscaler, Inc. (A)	6,200	1,191,578
		272,660,025
Technology hardware, storage and peripherals – 16.7%
Apple, Inc.	687,252	144,749,018
Dell Technologies, Inc., Class C	57,485	7,927,756
Hewlett Packard Enterprise Company	151,420	3,205,561
HP, Inc.	56,398	1,975,058
NetApp, Inc.	56,542	7,282,610
Pure Storage, Inc., Class A (A)	138,427	8,888,398
Seagate Technology Holdings PLC	38,953	4,022,676
Super Micro Computer, Inc. (A)	2,395	1,962,343
Western Digital Corp. (A)	42,112	3,190,826
		183,204,246
		901,882,047
TOTAL COMMON STOCKS (Cost $886,450,634)		$1,088,708,922
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 5.2940% (C)(D)	240,303	2,402,259

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (C)	3,172	$3,172
T. Rowe Price Government Reserve Fund, 5.3534% (C)	100	100
TOTAL SHORT-TERM INVESTMENTS (Cost $2,405,658)		$2,405,531
Total Investments (Science & Technology Trust) (Cost $888,856,292) – 99.7%		$1,091,114,453
Other assets and liabilities, net – 0.3%		3,498,527
TOTAL NET ASSETS – 100.0%		$1,094,612,980
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 2.4%
Diversified telecommunication services – 0.4%
Anterix, Inc. (A)	2,646	$104,755
AST SpaceMobile, Inc. (A)(B)	23,621	274,240
ATN International, Inc.	2,411	54,971
Bandwidth, Inc., Class A (A)	5,048	85,210
Cogent Communications Holdings, Inc.	8,740	493,286
Consolidated Communications Holdings, Inc. (A)	17,020	74,888
Globalstar, Inc. (A)	139,360	156,083
IDT Corp., Class B	3,107	111,603
Liberty Latin America, Ltd., Class A (A)	6,491	62,379
Liberty Latin America, Ltd., Class C (A)	27,156	261,241
Lumen Technologies, Inc. (A)(B)	194,385	213,824
Shenandoah Telecommunications Company	10,149	165,733
		2,058,213
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A (A)	55,604	276,908
Atlanta Braves Holdings, Inc., Series A (A)	2,739	113,203
Atlanta Braves Holdings, Inc., Series C (A)	9,403	370,854
Cinemark Holdings, Inc. (A)(B)	21,921	473,932
Eventbrite, Inc., Class A (A)	17,260	83,538
IMAX Corp. (A)	8,517	142,830
Lions Gate Entertainment Corp., Class A (A)	11,781	110,977
Lions Gate Entertainment Corp., Class B (A)	24,875	213,179
Madison Square Garden Entertainment Corp. (A)	7,799	266,960
Playstudios, Inc. (A)	18,499	38,293
Reservoir Media, Inc. (A)	5,107	40,345
Sphere Entertainment Company (A)	5,300	185,818
The Marcus Corp. (B)	5,156	58,624
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Vivid Seats, Inc., Class A (A)(B)	15,952	$91,724
		2,467,185
Interactive media and services – 0.6%
Bumble, Inc., Class A (A)	19,025	199,953
CarGurus, Inc. (A)	17,378	455,304
Cars.com, Inc. (A)	12,998	256,061
EverQuote, Inc., Class A (A)	5,063	105,614
FuboTV, Inc. (A)(B)	56,156	69,633
Getty Images Holdings, Inc. (A)	20,589	67,120
Grindr, Inc. (A)(B)	5,202	63,672
MediaAlpha, Inc., Class A (A)	5,154	67,878
Nextdoor Holdings, Inc. (A)	36,215	100,678
Outbrain, Inc. (A)	8,729	43,470
QuinStreet, Inc. (A)	10,849	179,985
Shutterstock, Inc. (B)	4,899	189,591
TrueCar, Inc. (A)	17,596	55,075
Vimeo, Inc. (A)	29,964	111,766
Yelp, Inc. (A)	12,825	473,884
Ziff Davis, Inc. (A)	8,931	491,652
ZipRecruiter, Inc., Class A (A)	14,488	131,696
		3,063,032
Media – 0.8%
Advantage Solutions, Inc. (A)	22,265	71,693
AMC Networks, Inc., Class A (A)	6,594	63,698
Boston Omaha Corp., Class A (A)	5,412	72,846
Cable One, Inc.	1,118	395,772
Cardlytics, Inc. (A)(B)	8,134	66,780
Clear Channel Outdoor Holdings, Inc. (A)	71,387	100,656
EchoStar Corp., Class A (A)	24,370	434,030
Entravision Communications Corp., Class A	15,384	31,230
Gambling.com Group, Ltd. (A)	3,922	32,239
Gannett Company, Inc. (A)	28,971	133,556
Gray Television, Inc.	17,421	90,589
Ibotta, Inc., Class A (A)	1,528	114,844
Innovid Corp. (A)	22,973	42,500
Integral Ad Science Holding Corp. (A)	14,661	142,505
John Wiley & Sons, Inc., Class A	7,117	289,662
Magnite, Inc. (A)	25,134	334,031
National CineMedia, Inc. (A)	14,441	63,396
PubMatic, Inc., Class A (A)	8,402	170,645
Scholastic Corp.	4,664	165,432
Sinclair, Inc. (B)	6,659	88,764
Stagwell, Inc. (A)	18,641	127,132
TechTarget, Inc. (A)	5,235	163,175
TEGNA, Inc.	33,956	473,347
The EW Scripps Company, Class A (A)	13,311	41,797
Thryv Holdings, Inc. (A)	6,703	119,447
Townsquare Media, Inc., Class A	3,272	35,861
WideOpenWest, Inc. (A)	10,376	56,134
		3,921,761
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	13,242	127,388
Spok Holdings, Inc.	3,777	55,937
Telephone & Data Systems, Inc.	19,738	409,169
Tingo Group, Inc. (A)	23,160	463
		592,957
		12,103,148
Consumer discretionary – 9.6%
Automobile components – 1.2%
Adient PLC (A)	17,998	444,731
American Axle & Manufacturing Holdings, Inc. (A)	22,974	160,588

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Cooper-Standard Holdings, Inc. (A)	3,644	$45,331
Dana, Inc.	25,884	313,714
Dorman Products, Inc. (A)	5,250	480,270
Fox Factory Holding Corp. (A)	8,489	409,085
Gentherm, Inc. (A)	6,316	311,505
Holley, Inc. (A)	10,071	36,054
LCI Industries	4,929	509,560
Luminar Technologies, Inc. (A)(B)	69,464	103,501
Modine Manufacturing Company (A)	10,277	1,029,653
Patrick Industries, Inc.	4,275	464,051
PHINIA, Inc.	9,082	357,468
Solid Power, Inc. (A)(B)	34,259	56,527
Standard Motor Products, Inc.	4,483	124,314
Stoneridge, Inc. (A)	5,970	95,281
The Goodyear Tire & Rubber Company (A)	56,538	641,706
Visteon Corp. (A)	5,364	572,339
XPEL, Inc. (A)	5,183	184,307
		6,339,985
Automobiles – 0.1%
Winnebago Industries, Inc.	5,630	305,146
Broadline retail – 0.0%
Groupon, Inc. (A)	4,663	71,344
Savers Value Village, Inc. (A)(B)	4,868	59,584
		130,928
Distributors – 0.0%
GigaCloud Technology, Inc., Class A (A)	4,710	143,278
Weyco Group, Inc.	1,112	33,716
		176,994
Diversified consumer services – 0.9%
Adtalem Global Education, Inc. (A)	7,753	528,832
American Public Education, Inc. (A)	3,293	57,891
Carriage Services, Inc.	2,795	75,018
Chegg, Inc. (A)	20,019	63,260
Coursera, Inc. (A)	27,825	199,227
European Wax Center, Inc., Class A (A)	7,109	70,592
Frontdoor, Inc. (A)	15,443	521,819
Graham Holdings Company, Class B	632	442,116
Laureate Education, Inc.	26,530	396,358
Lincoln Educational Services Corp. (A)	5,530	65,586
Mister Car Wash, Inc. (A)	18,766	133,614
OneSpaWorld Holdings, Ltd. (A)	20,175	310,090
Perdoceo Education Corp.	13,035	279,210
Strategic Education, Inc.	4,418	488,896
Stride, Inc. (A)	8,430	594,315
Udemy, Inc. (A)	19,524	168,492
Universal Technical Institute, Inc. (A)	8,029	126,296
		4,521,612
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	10,885	111,680
Bally's Corp. (A)	5,038	60,305
Biglari Holdings, Inc., Class B (A)	189	36,549
BJ's Restaurants, Inc. (A)	3,749	130,090
Bloomin' Brands, Inc.	15,507	298,200
Brinker International, Inc. (A)	8,755	633,774
Chuy's Holdings, Inc. (A)	3,498	90,668
Cracker Barrel Old Country Store, Inc. (B)	4,416	186,179
Dave & Buster's Entertainment, Inc. (A)	6,513	259,283
Denny's Corp. (A)	11,218	79,648
Despegar.com Corp. (A)	12,454	164,766
Dine Brands Global, Inc.	3,119	112,908
El Pollo Loco Holdings, Inc. (A)	5,376	60,803
Everi Holdings, Inc. (A)	16,382	137,609
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
First Watch Restaurant Group, Inc. (A)(B)	6,283	$110,329
Full House Resorts, Inc. (A)	7,484	37,420
Global Business Travel Group I (A)	25,602	168,973
Golden Entertainment, Inc.	3,963	123,289
Hilton Grand Vacations, Inc. (A)	14,519	587,003
Inspired Entertainment, Inc. (A)	5,185	47,443
International Game Technology PLC	22,482	459,982
Jack in the Box, Inc.	3,961	201,773
Krispy Kreme, Inc.	17,537	188,698
Kura Sushi USA, Inc., Class A (A)	1,212	76,465
Life Time Group Holdings, Inc. (A)	11,813	222,439
Lindblad Expeditions Holdings, Inc. (A)	7,502	72,394
Monarch Casino & Resort, Inc.	2,443	166,442
Nathan's Famous, Inc.	544	36,872
Papa John's International, Inc.	6,602	310,162
PlayAGS, Inc. (A)	8,120	93,380
Portillo's, Inc., Class A (A)	11,050	107,406
Potbelly Corp. (A)	5,784	46,446
RCI Hospitality Holdings, Inc.	1,741	75,838
Red Rock Resorts, Inc., Class A	9,662	530,734
Rush Street Interactive, Inc. (A)	15,223	145,989
Sabre Corp. (A)	76,046	203,043
Shake Shack, Inc., Class A (A)	7,544	678,960
Six Flags Entertainment Corp. (A)	14,472	479,602
Super Group SGHC, Ltd. (A)	30,172	97,456
Sweetgreen, Inc., Class A (A)	19,702	593,818
Target Hospitality Corp. (A)	6,868	59,820
The Cheesecake Factory, Inc. (B)	9,395	369,130
United Parks & Resorts, Inc. (A)	6,989	379,573
Xponential Fitness, Inc., Class A (A)	4,853	75,707
		9,109,048
Household durables – 2.1%
Beazer Homes USA, Inc. (A)	5,946	163,396
Cavco Industries, Inc. (A)	1,679	581,219
Century Communities, Inc.	5,601	457,378
Cricut, Inc., Class A	9,831	58,888
Dream Finders Homes, Inc., Class A (A)	5,735	148,078
Ethan Allen Interiors, Inc.	4,584	127,848
Flexsteel Industries, Inc.	1,082	33,607
GoPro, Inc., Class A (A)	29,866	42,410
Green Brick Partners, Inc. (A)	6,278	359,353
Hamilton Beach Brands Holding Company, Class A	1,990	34,208
Hamilton Beach Brands Holding Company, Class B	1,197	20,576
Helen of Troy, Ltd. (A)	4,730	438,660
Hooker Furnishings Corp.	2,759	39,950
Hovnanian Enterprises, Inc., Class A (A)	1,003	142,346
Installed Building Products, Inc.	4,769	980,888
iRobot Corp. (A)(B)	6,063	55,234
KB Home	13,193	925,885
Landsea Homes Corp. (A)	4,277	39,306
La-Z-Boy, Inc.	8,602	320,683
Legacy Housing Corp. (A)	2,569	58,933
LGI Homes, Inc. (A)	4,199	375,769
M/I Homes, Inc. (A)	5,321	649,907
Meritage Homes Corp.	7,127	1,153,505
Skyline Champion Corp. (A)	10,756	728,719
Sonos, Inc. (A)	24,521	361,930
Taylor Morrison Home Corp. (A)	20,414	1,131,752
The Lovesac Company (A)	2,880	65,030
Tri Pointe Homes, Inc. (A)	18,596	692,701
Vizio Holding Corp., Class A (A)	18,133	195,836

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Worthington Enterprises, Inc.	6,270	$296,759
		10,680,754
Leisure products – 0.4%
Acushnet Holdings Corp.	5,763	365,835
AMMO, Inc. (A)	21,603	36,293
Clarus Corp.	6,780	45,629
Funko, Inc., Class A (A)	6,538	63,811
Johnson Outdoors, Inc., Class A	1,245	43,550
Malibu Boats, Inc., Class A (A)	4,174	146,257
MasterCraft Boat Holdings, Inc. (A)	3,625	68,440
Peloton Interactive, Inc., Class A (A)	68,465	231,412
Smith & Wesson Brands, Inc.	9,390	134,653
Sturm Ruger & Company, Inc.	3,600	149,940
Topgolf Callaway Brands Corp. (A)	28,067	429,425
Vista Outdoor, Inc. (A)	11,687	440,016
		2,155,261
Specialty retail – 2.5%
1-800-Flowers.com, Inc., Class A (A)	5,436	51,751
Abercrombie & Fitch Company, Class A (A)	10,008	1,779,823
Academy Sports & Outdoors, Inc.	14,284	760,623
American Eagle Outfitters, Inc.	36,184	722,233
America's Car-Mart, Inc. (A)	1,282	77,189
Arhaus, Inc.	10,254	173,703
Arko Corp.	17,129	107,399
Asbury Automotive Group, Inc. (A)	3,999	911,252
BARK, Inc. (A)(B)	28,838	52,197
Beyond, Inc. (A)(B)	9,418	123,187
Boot Barn Holdings, Inc. (A)	5,881	758,237
Build-A-Bear Workshop, Inc.	2,616	66,106
Caleres, Inc.	6,794	228,278
Camping World Holdings, Inc., Class A (B)	8,537	152,471
Citi Trends, Inc. (A)	1,834	38,991
Designer Brands, Inc., Class A (B)	9,008	61,525
Destination XL Group, Inc. (A)	12,157	44,251
EVgo, Inc. (A)(B)	21,895	53,643
Foot Locker, Inc.	16,699	416,139
Genesco, Inc. (A)	2,282	59,013
Group 1 Automotive, Inc.	2,603	773,820
Haverty Furniture Companies, Inc.	3,042	76,932
Hibbett, Inc.	2,295	200,147
Jjill, Inc.	1,077	37,663
Lands' End, Inc. (A)	3,019	41,028
Leslie's, Inc. (A)	36,424	152,617
MarineMax, Inc. (A)	4,358	141,068
Monro, Inc.	6,137	146,429
National Vision Holdings, Inc. (A)	15,701	205,526
OneWater Marine, Inc., Class A (A)(B)	2,674	73,722
Petco Health & Wellness Company, Inc. (A)	17,470	66,037
Revolve Group, Inc. (A)(B)	7,953	126,532
Sally Beauty Holdings, Inc. (A)	20,890	224,150
Shoe Carnival, Inc.	3,735	137,784
Signet Jewelers, Ltd.	8,474	759,101
Sleep Number Corp. (A)	4,598	44,003
Sonic Automotive, Inc., Class A	2,902	158,072
Stitch Fix, Inc., Class A (A)	18,618	77,265
The Aaron's Company, Inc.	6,412	63,992
The Buckle, Inc.	6,078	224,521
The ODP Corp. (A)	7,079	277,992
The RealReal, Inc. (A)	20,133	64,224
Tile Shop Holdings, Inc. (A)	7,184	49,785
Upbound Group, Inc.	10,620	326,034
Urban Outfitters, Inc. (A)	12,690	520,925
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Victoria's Secret & Company (A)	15,771	$278,674
Warby Parker, Inc., Class A (A)	17,438	280,054
Winmark Corp.	588	207,346
Zumiez, Inc. (A)	3,653	71,160
		12,444,614
Textiles, apparel and luxury goods – 0.6%
Figs, Inc., Class A (A)	26,418	140,808
G-III Apparel Group, Ltd. (A)	8,168	221,108
Hanesbrands, Inc. (A)	71,175	350,893
Kontoor Brands, Inc.	11,096	734,000
Movado Group, Inc.	3,216	79,950
Oxford Industries, Inc.	2,929	293,339
Rocky Brands, Inc.	1,564	57,805
Steven Madden, Ltd.	14,464	611,827
Superior Group of Companies, Inc.	2,941	55,614
Vera Bradley, Inc. (A)	6,387	39,983
Wolverine World Wide, Inc.	16,130	218,078
		2,803,405
		48,667,747
Consumer staples – 2.7%
Beverages – 0.3%
MGP Ingredients, Inc.	2,842	211,445
National Beverage Corp.	4,757	243,749
Primo Water Corp.	31,010	677,879
The Duckhorn Portfolio, Inc. (A)	10,840	76,964
The Vita Coco Company, Inc. (A)	7,830	218,066
		1,428,103
Consumer staples distribution and retail – 0.7%
Ingles Markets, Inc., Class A	2,831	194,235
Natural Grocers by Vitamin Cottage, Inc.	2,162	45,834
PriceSmart, Inc.	5,015	407,218
SpartanNash Company	6,857	128,637
Sprouts Farmers Market, Inc. (A)	19,982	1,671,694
The Andersons, Inc.	6,503	322,549
The Chefs' Warehouse, Inc. (A)	6,965	272,401
United Natural Foods, Inc. (A)	11,809	154,698
Village Super Market, Inc., Class A	1,929	50,945
Weis Markets, Inc.	3,319	208,334
		3,456,545
Food products – 1.0%
Alico, Inc.	1,772	45,913
B&G Foods, Inc.	15,901	128,480
Beyond Meat, Inc. (A)(B)	12,564	84,304
BRC, Inc., Class A (A)(B)	10,749	65,891
Calavo Growers, Inc.	3,489	79,200
Cal-Maine Foods, Inc.	8,042	491,447
Dole PLC	14,345	175,583
Fresh Del Monte Produce, Inc.	6,700	146,395
J&J Snack Foods Corp.	3,028	491,656
John B Sanfilippo & Son, Inc.	1,780	172,963
Lancaster Colony Corp.	3,855	728,479
Limoneira Company	3,635	75,644
Mama's Creations, Inc. (A)	6,831	46,041
Mission Produce, Inc. (A)	9,288	91,765
Seneca Foods Corp., Class A (A)	936	53,726
SunOpta, Inc. (A)	18,977	102,476
The Hain Celestial Group, Inc. (A)	18,621	128,671
The Simply Good Foods Company (A)	18,152	655,832
TreeHouse Foods, Inc. (A)	9,733	356,617
Utz Brands, Inc.	12,949	215,471
Vital Farms, Inc. (A)	6,538	305,782
Westrock Coffee Company (A)(B)	7,438	76,091
Whole Earth Brands, Inc. (A)	7,611	36,989

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
WK Kellogg Company	13,111	$215,807
		4,971,223
Household products – 0.3%
Central Garden & Pet Company (A)	1,975	76,038
Central Garden & Pet Company, Class A (A)	10,367	342,422
Energizer Holdings, Inc.	14,171	418,611
Oil-Dri Corp. of America	1,043	66,846
WD-40 Company	2,702	593,467
		1,497,384
Personal care products – 0.3%
Edgewell Personal Care Company	9,645	387,633
Herbalife, Ltd. (A)	20,121	209,057
Inter Parfums, Inc.	3,621	420,145
Medifast, Inc.	2,248	49,051
Nature's Sunshine Products, Inc. (A)	2,934	44,215
Nu Skin Enterprises, Inc., Class A	10,140	106,876
Olaplex Holdings, Inc. (A)	30,238	46,567
The Beauty Health Company (A)(B)	16,827	32,308
The Honest Company, Inc. (A)	16,932	49,441
USANA Health Sciences, Inc. (A)	2,332	105,500
		1,450,793
Tobacco – 0.1%
Ispire Technology, Inc. (A)	4,253	34,024
Turning Point Brands, Inc.	3,420	109,748
Universal Corp.	4,729	227,891
Vector Group, Ltd.	29,422	310,991
		682,654
		13,486,702
Energy – 6.4%
Energy equipment and services – 2.6%
Archrock, Inc.	30,512	616,953
Atlas Energy Solutions, Inc. (B)	13,572	270,490
Borr Drilling, Ltd. (A)(B)	47,574	306,852
Bristow Group, Inc. (A)	4,950	165,974
Cactus, Inc., Class A	12,978	684,460
ChampionX Corp.	37,801	1,255,371
Core Laboratories, Inc.	9,581	194,398
Diamond Offshore Drilling, Inc. (A)	20,554	318,381
DMC Global, Inc. (A)	4,035	58,185
Dril-Quip, Inc. (A)	7,154	133,064
Expro Group Holdings NV (A)	18,900	433,188
Forum Energy Technologies, Inc. (A)	2,774	46,770
Helix Energy Solutions Group, Inc. (A)	28,761	343,406
Helmerich & Payne, Inc.	19,124	691,141
Kodiak Gas Services, Inc.	4,086	111,384
Liberty Energy, Inc.	31,802	664,344
Nabors Industries, Ltd. (A)	1,885	134,137
Natural Gas Services Group, Inc. (A)	2,477	49,837
Newpark Resources, Inc. (A)	17,026	141,486
Noble Corp. PLC	22,552	1,006,947
Oceaneering International, Inc. (A)	20,114	475,897
Oil States International, Inc. (A)	13,515	60,007
Patterson-UTI Energy, Inc.	78,655	814,866
ProFrac Holding Corp., Class A (A)(B)	5,027	37,250
ProPetro Holding Corp. (A)	18,543	160,768
Ranger Energy Services, Inc.	3,887	40,891
RPC, Inc.	17,089	106,806
SEACOR Marine Holdings, Inc. (A)	5,291	71,376
Seadrill, Ltd. (A)	14,768	760,552
Select Water Solutions, Inc.	18,215	194,901
Solaris Oilfield Infrastructure, Inc., Class A	5,830	50,021
TETRA Technologies, Inc. (A)	26,068	90,195
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	9,684	$922,014
Transocean, Ltd. (A)	145,894	780,533
U.S. Silica Holdings, Inc. (A)	15,456	238,795
Valaris, Ltd. (A)	12,421	925,365
		13,357,005
Oil, gas and consumable fuels – 3.8%
Amplify Energy Corp. (A)	8,415	57,054
Ardmore Shipping Corp.	8,207	184,904
Berry Corp.	16,431	106,144
California Resources Corp.	13,691	728,635
Centrus Energy Corp., Class A (A)	2,878	123,035
Clean Energy Fuels Corp. (A)	36,409	97,212
CNX Resources Corp. (A)	29,483	716,437
Comstock Resources, Inc. (B)	18,687	193,971
CONSOL Energy, Inc. (A)	5,781	589,835
Crescent Energy Company, Class A	19,075	226,039
CVR Energy, Inc.	6,721	179,921
Delek US Holdings, Inc.	12,657	313,387
DHT Holdings, Inc.	26,804	310,122
Diversified Energy Company PLC	9,831	132,620
Dorian LPG, Ltd.	6,866	288,097
Encore Energy Corp. (A)(B)	36,697	144,586
Energy Fuels, Inc. (A)(B)	32,830	198,950
Equitrans Midstream Corp.	86,280	1,119,914
Evolution Petroleum Corp. (B)	7,327	38,613
Excelerate Energy, Inc., Class A	3,590	66,200
FLEX LNG, Ltd. (B)	6,059	163,835
FutureFuel Corp.	6,159	31,596
Golar LNG, Ltd.	19,701	617,626
Granite Ridge Resources, Inc.	11,574	73,263
Green Plains, Inc. (A)	12,882	204,309
Gulfport Energy Corp. (A)	2,549	384,899
Hallador Energy Company (A)	5,327	41,391
HighPeak Energy, Inc. (B)	3,113	43,769
International Seaways, Inc.	8,033	474,991
Kinetik Holdings, Inc.	7,623	315,897
Kosmos Energy, Ltd. (A)	93,354	517,181
Magnolia Oil & Gas Corp., Class A (B)	33,796	856,391
Murphy Oil Corp.	28,414	1,171,793
NextDecade Corp. (A)(B)	23,554	187,019
Nordic American Tankers, Ltd.	40,852	162,591
Northern Oil and Gas, Inc.	19,333	718,608
Overseas Shipholding Group, Inc., Class A	10,599	89,880
Par Pacific Holdings, Inc. (A)	11,317	285,754
PBF Energy, Inc., Class A	20,542	945,343
Peabody Energy Corp.	25,312	559,901
REX American Resources Corp. (A)	3,179	144,931
Riley Exploration Permian, Inc.	2,366	66,981
Ring Energy, Inc. (A)(B)	32,003	54,085
Sable Offshore Corp. (A)	10,979	165,454
SandRidge Energy, Inc.	6,650	85,985
Scorpio Tankers, Inc.	9,281	754,452
SFL Corp., Ltd.	22,570	313,272
SilverBow Resources, Inc. (A)	4,248	160,702
Sitio Royalties Corp., Class A	16,566	391,123
SM Energy Company	22,569	975,658
Talos Energy, Inc. (A)	29,681	360,624
Teekay Corp. (A)	11,647	104,474
Teekay Tankers, Ltd., Class A	4,761	327,604
Uranium Energy Corp. (A)	78,693	472,945
Ur-Energy, Inc. (A)	59,256	82,958
VAALCO Energy, Inc.	21,180	132,799
Vital Energy, Inc. (A)	5,588	250,454
Vitesse Energy, Inc.	5,093	120,704
W&T Offshore, Inc. (B)	25,063	53,635

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
World Kinect Corp.	11,710	$302,118
		18,982,671
		32,339,676
Financials – 16.6%
Banks – 8.8%
1st Source Corp.	3,756	201,397
ACNB Corp.	1,611	58,431
Amalgamated Financial Corp.	3,762	103,079
Amerant Bancorp, Inc.	6,292	142,828
Ameris Bancorp	12,882	648,609
Ames National Corp.	2,029	41,574
Arrow Financial Corp.	3,548	92,425
Associated Banc-Corp.	28,097	594,252
Atlantic Union Bankshares Corp.	17,742	582,825
Axos Financial, Inc. (A)	10,774	615,734
Banc of California, Inc.	27,077	346,044
BancFirst Corp.	4,017	352,291
Bank First Corp.	1,890	156,095
Bank of Hawaii Corp. (B)	7,689	439,888
Bank of Marin Bancorp	3,506	56,762
BankUnited, Inc.	14,549	425,849
Banner Corp.	6,609	328,071
Bar Harbor Bankshares	3,561	95,720
BayCom Corp.	2,460	50,061
BCB Bancorp, Inc.	3,864	41,074
Berkshire Hills Bancorp, Inc.	8,830	201,324
Blue Foundry Bancorp (A)	4,726	42,865
Bridgewater Bancshares, Inc. (A)	4,499	52,233
Brookline Bancorp, Inc.	18,204	152,003
Burke & Herbert Financial Services Corp.	2,662	135,709
Business First Bancshares, Inc.	4,622	100,575
Byline Bancorp, Inc.	6,828	162,097
Cadence Bank	35,763	1,011,378
California BanCorp (A)	1,789	38,464
Cambridge Bancorp	1,571	108,399
Camden National Corp.	3,328	109,824
Capital Bancorp, Inc.	2,267	46,474
Capital City Bank Group, Inc.	2,787	79,262
Capitol Federal Financial, Inc.	25,916	142,279
Carter Bankshares, Inc. (A)	5,212	78,805
Cathay General Bancorp	13,618	513,671
Central Pacific Financial Corp.	5,591	118,529
ChoiceOne Financial Services, Inc.	1,451	41,571
Citizens & Northern Corp.	3,018	53,992
Citizens Financial Services, Inc.	707	31,773
City Holding Company	2,866	304,513
Civista Bancshares, Inc.	3,611	55,934
CNB Financial Corp.	3,835	78,272
Coastal Financial Corp. (A)	2,332	107,598
Codorus Valley Bancorp, Inc.	2,098	50,436
Colony Bankcorp, Inc.	3,694	45,252
Columbia Financial, Inc. (A)	5,924	88,682
Community Financial System, Inc.	10,223	482,628
Community Trust Bancorp, Inc.	3,221	140,629
Community West Bancshares	3,647	67,470
ConnectOne Bancorp, Inc.	7,189	135,800
CrossFirst Bankshares, Inc. (A)	9,514	133,386
Customers Bancorp, Inc. (A)	5,833	279,867
CVB Financial Corp.	26,205	451,774
Dime Community Bancshares, Inc.	7,226	147,410
Eagle Bancorp, Inc.	5,739	108,467
Eastern Bankshares, Inc.	30,319	423,860
Enterprise Financial Services Corp.	7,191	294,184
Equity Bancshares, Inc., Class A	3,125	110,000
Esquire Financial Holdings, Inc.	1,483	70,591
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ESSA Bancorp, Inc.	2,030	$35,708
Farmers & Merchants Bancorp, Inc.	2,990	69,428
Farmers National Banc Corp.	7,664	95,723
FB Financial Corp.	7,200	281,016
Fidelity D&D Bancorp, Inc.	905	39,639
Financial Institutions, Inc.	3,310	63,949
First Bancorp (North Carolina)	8,091	258,265
First Bancorp (Puerto Rico)	31,904	583,524
First Bank	4,101	52,247
First Busey Corp.	11,407	276,163
First Business Financial Services, Inc.	1,580	58,444
First Commonwealth Financial Corp.	19,732	272,499
First Community Bankshares, Inc.	3,231	119,030
First Financial Bancorp	18,694	415,381
First Financial Bankshares, Inc.	25,955	766,451
First Financial Corp.	2,247	82,869
First Financial Northwest, Inc.	1,849	39,069
First Foundation, Inc.	11,024	72,207
First Internet Bancorp	1,725	46,610
First Interstate BancSystem, Inc., Class A	15,219	422,632
First Merchants Corp.	11,372	378,574
First Mid Bancshares, Inc.	4,392	144,409
Five Star Bancorp	3,476	82,207
Flushing Financial Corp.	6,008	79,005
FS Bancorp, Inc.	1,325	48,296
Fulton Financial Corp.	35,356	600,345
German American Bancorp, Inc.	6,059	214,186
Glacier Bancorp, Inc.	22,587	842,947
Great Southern Bancorp, Inc.	1,895	105,381
Greene County Bancorp, Inc.	1,562	52,655
Guaranty Bancshares, Inc.	1,721	54,280
Hancock Whitney Corp.	16,879	807,323
Hanmi Financial Corp.	6,018	100,621
HarborOne Bancorp, Inc.	8,563	95,306
HBT Financial, Inc.	2,750	56,155
Heartland Financial USA, Inc.	8,397	373,247
Heritage Commerce Corp.	13,239	115,179
Heritage Financial Corp.	7,201	129,834
Hilltop Holdings, Inc.	9,098	284,585
Home Bancorp, Inc.	1,258	50,333
Home BancShares, Inc.	36,329	870,443
HomeStreet, Inc.	3,998	45,577
HomeTrust Bancshares, Inc.	3,235	97,147
Hope Bancorp, Inc.	22,770	244,550
Horizon Bancorp, Inc.	8,984	111,132
Independent Bank Corp. (Massachusetts)	8,281	420,012
Independent Bank Corp. (Michigan)	4,098	110,646
Independent Bank Group, Inc.	7,104	323,374
International Bancshares Corp.	10,552	603,680
Investar Holding Corp.	2,095	32,263
John Marshall Bancorp, Inc.	2,602	45,379
Kearny Financial Corp.	11,830	72,755
Lakeland Financial Corp.	4,956	304,893
LCNB Corp.	3,484	48,462
LINKBANCORP, Inc.	5,855	35,833
Live Oak Bancshares, Inc.	6,977	244,614
Macatawa Bank Corp.	6,109	89,191
Mercantile Bank Corp.	3,327	134,976
Metrocity Bankshares, Inc.	4,049	106,894
Metropolitan Bank Holding Corp. (A)	2,132	89,736
Mid Penn Bancorp, Inc.	3,307	72,589
Middlefield Banc Corp.	1,576	37,903
Midland States Bancorp, Inc.	4,236	95,945
MidWestOne Financial Group, Inc.	3,410	76,691
MVB Financial Corp.	2,384	44,438

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	7,283	$284,401
National Bankshares, Inc.	1,377	38,942
NB Bancorp, Inc. (A)	7,791	117,488
NBT Bancorp, Inc.	9,206	355,352
New York Community Bancorp, Inc.	152,319	490,467
Nicolet Bankshares, Inc.	2,501	207,683
Northeast Bank	1,367	83,196
Northeast Community Bancorp, Inc.	1,984	35,355
Northfield Bancorp, Inc.	8,732	82,779
Northrim BanCorp, Inc.	1,188	68,476
Northwest Bancshares, Inc.	25,908	299,237
Norwood Financial Corp.	1,550	39,339
Oak Valley Bancorp	1,276	31,862
OceanFirst Financial Corp.	10,839	172,232
OFG Bancorp	9,177	343,679
Old National Bancorp	61,072	1,049,828
Old Second Bancorp, Inc.	8,674	128,462
Orange County Bancorp, Inc.	1,028	54,361
Origin Bancorp, Inc.	6,044	191,716
Orrstown Financial Services, Inc.	2,270	62,107
Pacific Premier Bancorp, Inc.	19,169	440,312
Park National Corp.	2,866	407,946
Parke Bancorp, Inc.	2,705	47,067
Pathward Financial, Inc.	5,016	283,755
PCB Bancorp	2,529	41,172
Peapack-Gladstone Financial Corp.	3,829	86,727
Peoples Bancorp of North Carolina, Inc.	1,075	31,390
Peoples Bancorp, Inc.	6,743	202,290
Peoples Financial Services Corp.	1,536	69,949
Pioneer Bancorp, Inc. (A)	3,246	32,492
Plumas Bancorp	1,078	38,786
Ponce Financial Group, Inc. (A)	4,116	37,620
Preferred Bank	2,308	174,231
Premier Financial Corp.	7,165	146,596
Primis Financial Corp.	4,958	51,960
Provident Bancorp, Inc. (A)	3,613	36,816
Provident Financial Services, Inc.	24,568	352,551
QCR Holdings, Inc.	3,237	194,220
RBB Bancorp	3,922	73,773
Red River Bancshares, Inc.	1,007	48,326
Renasant Corp.	11,149	340,490
Republic Bancorp, Inc., Class A	1,750	93,818
S&T Bancorp, Inc.	7,452	248,822
Sandy Spring Bancorp, Inc.	8,896	216,707
Seacoast Banking Corp. of Florida	16,823	397,696
ServisFirst Bancshares, Inc.	10,095	637,903
Shore Bancshares, Inc.	6,884	78,822
Sierra Bancorp	2,794	62,530
Simmons First National Corp., Class A	24,632	433,031
SmartFinancial, Inc.	3,889	92,053
South Plains Financial, Inc.	3,129	84,483
Southern California Bancorp (A)	2,776	37,393
Southern First Bancshares, Inc. (A)	1,789	52,310
Southern Missouri Bancorp, Inc.	2,046	92,090
Southern States Bancshares, Inc.	1,510	40,981
Southside Bancshares, Inc.	5,920	163,451
SouthState Corp.	14,724	1,125,208
Stellar Bancorp, Inc.	9,773	224,388
Stock Yards Bancorp, Inc.	5,242	260,370
Texas Capital Bancshares, Inc. (A)	9,018	551,361
The Bancorp, Inc. (A)	9,999	377,562
The Bank of NT Butterfield & Son, Ltd.	8,965	314,851
The First Bancorp, Inc.	2,627	65,281
The First Bancshares, Inc.	6,069	157,673
The First of Long Island Corp.	4,402	44,108
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The Hingham Institution for Savings	333	$59,567
Third Coast Bancshares, Inc. (A)	2,334	49,644
Timberland Bancorp, Inc.	1,397	37,845
Tompkins Financial Corp.	2,703	132,177
Towne Bank	14,477	394,788
TriCo Bancshares	6,550	259,184
Triumph Financial, Inc. (A)	4,407	360,272
Trustmark Corp.	12,111	363,814
UMB Financial Corp.	8,768	731,427
United Bankshares, Inc.	25,851	838,606
United Community Banks, Inc.	23,490	598,055
Unity Bancorp, Inc.	1,592	47,075
Univest Financial Corp.	6,194	141,409
Valley National Bancorp	83,954	585,999
Veritex Holdings, Inc.	10,072	212,418
Virginia National Bankshares Corp. (B)	1,048	34,374
WaFd, Inc.	13,152	375,884
Washington Trust Bancorp, Inc.	3,511	96,237
WesBanco, Inc.	11,668	325,654
West BanCorp, Inc.	3,236	57,924
Westamerica BanCorp	4,973	241,340
WSFS Financial Corp.	11,734	551,498
		44,819,348
Capital markets – 1.5%
AlTi Global, Inc. (A)(B)	7,358	38,335
Artisan Partners Asset Management, Inc., Class A	12,212	503,989
AssetMark Financial Holdings, Inc. (A)	4,640	160,312
B. Riley Financial, Inc. (B)	4,205	74,176
BGC Group, Inc., Class A	73,531	610,307
Brightsphere Investment Group, Inc.	5,840	129,473
Cohen & Steers, Inc. (B)	5,485	397,992
Diamond Hill Investment Group, Inc.	536	75,442
Donnelley Financial Solutions, Inc. (A)	5,179	308,772
Forge Global Holdings, Inc. (A)	25,376	37,049
GCM Grosvenor, Inc., Class A (B)	9,313	90,895
Hamilton Lane, Inc., Class A	7,612	940,691
Moelis & Company, Class A	13,945	792,913
Open Lending Corp. (A)	21,573	120,377
P10, Inc., Class A (B)	9,187	77,906
Patria Investments, Ltd., Class A	10,929	131,804
Perella Weinberg Partners	10,669	173,371
Piper Sandler Companies	3,383	778,665
PJT Partners, Inc., Class A	4,635	500,163
Silvercrest Asset Management Group, Inc., Class A	2,737	42,670
StepStone Group, Inc., Class A	10,738	492,767
StoneX Group, Inc. (A)	5,498	414,054
Victory Capital Holdings, Inc., Class A	8,123	387,711
Virtus Investment Partners, Inc.	1,326	299,477
WisdomTree, Inc.	27,800	275,498
		7,854,809
Consumer finance – 0.8%
Atlanticus Holdings Corp. (A)	1,210	34,098
Bread Financial Holdings, Inc.	9,805	436,911
Encore Capital Group, Inc. (A)	4,770	199,052
Enova International, Inc. (A)	5,146	320,339
FirstCash Holdings, Inc.	7,793	817,330
Green Dot Corp., Class A (A)	11,130	105,179
LendingClub Corp. (A)	22,147	187,364
LendingTree, Inc. (A)	2,023	84,137
Medallion Financial Corp.	4,234	32,517
MoneyLion, Inc. (A)	1,715	126,121
Navient Corp.	15,580	226,845
Nelnet, Inc., Class A	2,894	291,889

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
NerdWallet, Inc., Class A (A)	7,854	$114,668
PRA Group, Inc. (A)	7,859	154,508
PROG Holdings, Inc.	8,409	291,624
Regional Management Corp.	1,849	53,140
Upstart Holdings, Inc. (A)(B)	15,382	362,861
World Acceptance Corp. (A)	716	88,483
		3,927,066
Financial services – 2.6%
Acacia Research Corp. (A)	8,356	41,864
Alerus Financial Corp.	4,235	83,048
A-Mark Precious Metals, Inc. (B)	3,444	111,482
AvidXchange Holdings, Inc. (A)	34,734	418,892
Banco Latinoamericano de Comercio Exterior SA, Class E	5,462	162,058
Burford Capital, Ltd.	40,011	522,144
Cannae Holdings, Inc.	11,758	213,290
Cantaloupe, Inc. (A)	12,671	83,629
Cass Information Systems, Inc.	2,987	119,689
Compass Diversified Holdings	13,680	299,455
Enact Holdings, Inc.	5,671	173,873
Essent Group, Ltd.	20,500	1,151,895
EVERTEC, Inc.	13,003	432,350
Federal Agricultural Mortgage Corp., Class C	1,813	327,827
Flywire Corp. (A)	24,249	397,441
i3 Verticals, Inc., Class A (A)	4,653	102,738
International Money Express, Inc. (A)	6,307	131,438
Jackson Financial, Inc., Class A	15,061	1,118,430
Marqeta, Inc., Class A (A)	93,629	513,087
Merchants Bancorp	3,472	140,755
Mr. Cooper Group, Inc. (A)	12,576	1,021,548
NCR Atleos Corp. (A)	14,427	389,818
NewtekOne, Inc.	4,667	58,664
NMI Holdings, Inc. (A)	15,683	533,849
PagSeguro Digital, Ltd., Class A (A)	37,343	436,540
Payoneer Global, Inc. (A)	56,698	314,107
Paysafe, Ltd. (A)	6,690	118,279
Paysign, Inc. (A)	7,818	33,696
PennyMac Financial Services, Inc.	5,263	497,880
Radian Group, Inc.	29,726	924,479
Remitly Global, Inc. (A)	29,133	353,092
Repay Holdings Corp. (A)	18,247	192,688
Sezzle, Inc. (A)	481	42,434
StoneCo, Ltd., Class A (A)	56,866	681,823
TrustCo Bank Corp. NY	3,986	114,677
Velocity Financial, Inc. (A)	1,690	30,302
Walker & Dunlop, Inc.	6,366	625,141
Waterstone Financial, Inc.	4,070	52,055
		12,966,457
Insurance – 1.8%
Ambac Financial Group, Inc. (A)	9,104	116,713
American Coastal Insurance Corp. (A)	4,916	51,864
AMERISAFE, Inc.	3,978	174,594
CNO Financial Group, Inc.	20,634	571,974
Donegal Group, Inc., Class A	4,996	64,348
Employers Holdings, Inc.	4,955	211,232
Enstar Group, Ltd. (A)	2,521	770,670
F&G Annuities & Life, Inc.	3,814	145,123
Fidelis Insurance Holdings, Ltd. (B)	9,558	155,891
Genworth Financial, Inc. (A)	86,083	519,941
Goosehead Insurance, Inc., Class A (A)	4,682	268,934
Greenlight Capital Re, Ltd., Class A (A)	5,256	68,854
Hamilton Insurance Group, Ltd., Class B (A)	3,550	59,108
HCI Group, Inc.	1,632	150,421
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Heritage Insurance Holdings, Inc. (A)	4,749	$33,623
Hippo Holdings, Inc. (A)	4,138	71,132
Horace Mann Educators Corp.	8,261	269,474
Investors Title Company	327	58,903
James River Group Holdings, Ltd.	6,621	51,180
Lemonade, Inc. (A)(B)	10,445	172,343
MBIA, Inc. (A)	10,568	58,018
Mercury General Corp.	5,368	285,256
National Western Life Group, Inc., Class A	444	220,641
Oscar Health, Inc., Class A (A)	38,739	612,851
Palomar Holdings, Inc. (A)	4,903	397,878
ProAssurance Corp. (A)	11,068	135,251
Root, Inc., Class A (A)	1,741	89,853
Safety Insurance Group, Inc.	2,956	221,789
Selective Insurance Group, Inc.	12,023	1,128,118
SelectQuote, Inc. (A)	27,238	75,177
SiriusPoint, Ltd. (A)	19,676	240,047
Skyward Specialty Insurance Group, Inc. (A)	7,460	269,903
Stewart Information Services Corp.	5,308	329,521
The Baldwin Insurance Group, Inc. (A)	13,219	468,878
Tiptree, Inc.	5,596	92,278
Trupanion, Inc. (A)(B)	6,658	195,745
United Fire Group, Inc.	4,524	97,221
Universal Insurance Holdings, Inc.	4,885	91,643
		8,996,390
Mortgage real estate investment trusts – 1.1%
AFC Gamma, Inc.	3,708	45,238
AG Mortgage Investment Trust, Inc.	5,902	39,189
Angel Oak Mortgage REIT, Inc.	2,651	34,728
Apollo Commercial Real Estate Finance, Inc.	27,837	272,524
Arbor Realty Trust, Inc.	36,150	518,753
Ares Commercial Real Estate Corp.	11,236	74,719
ARMOUR Residential REIT, Inc.	9,405	182,269
Blackstone Mortgage Trust, Inc., Class A	33,793	588,674
BrightSpire Capital, Inc.	26,526	151,198
Chicago Atlantic Real Estate Finance, Inc.	3,423	52,577
Chimera Investment Corp.	15,818	202,470
Claros Mortgage Trust, Inc.	17,843	143,101
Dynex Capital, Inc.	12,799	152,820
Ellington Financial, Inc.	15,374	185,718
Franklin BSP Realty Trust, Inc.	16,072	202,507
Granite Point Mortgage Trust, Inc.	12,503	37,134
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,351	661,590
Invesco Mortgage Capital, Inc.	9,576	89,727
KKR Real Estate Finance Trust, Inc.	12,339	111,668
Ladder Capital Corp.	22,497	253,991
MFA Financial, Inc.	19,947	212,236
New York Mortgage Trust, Inc.	19,071	111,375
Orchid Island Capital, Inc.	10,998	91,723
PennyMac Mortgage Investment Trust	17,351	238,576
Ready Capital Corp.	31,041	253,915
Redwood Trust, Inc.	26,234	170,259
Seven Hills Realty Trust	2,962	37,558
TPG RE Finance Trust, Inc.	11,817	102,099
Two Harbors Investment Corp.	19,875	262,549
		5,480,885
		84,044,955
Health care – 16.7%
Biotechnology – 8.5%
2seventy bio, Inc. (A)(B)	10,407	40,067
4D Molecular Therapeutics, Inc. (A)	10,076	211,495

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
89bio, Inc. (A)	16,589	$132,878
Absci Corp. (A)	17,081	52,609
ACADIA Pharmaceuticals, Inc. (A)	23,958	389,318
ACELYRIN, Inc. (A)(B)	15,486	68,293
Achieve Life Sciences, Inc. (A)	7,909	37,172
Actinium Pharmaceuticals, Inc. (A)(B)	6,622	49,003
ADC Therapeutics SA (A)	14,905	47,100
ADMA Biologics, Inc. (A)	45,139	504,654
Aduro Biotech, Inc. (A)(C)	4,010	9,932
Adverum Biotechnologies, Inc. (A)	4,519	31,000
Agenus, Inc. (A)(B)	4,179	69,998
Agios Pharmaceuticals, Inc. (A)	11,375	490,490
Akero Therapeutics, Inc. (A)	13,665	320,581
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)	11,428	37,827
Alector, Inc. (A)	17,502	79,459
Alkermes PLC (A)	33,380	804,458
Allogene Therapeutics, Inc. (A)	23,170	53,986
Altimmune, Inc. (A)(B)	14,419	95,886
ALX Oncology Holdings, Inc. (A)(B)	7,069	42,626
Amicus Therapeutics, Inc. (A)	58,954	584,824
AnaptysBio, Inc. (A)	4,251	106,530
Anavex Life Sciences Corp. (A)(B)	16,103	67,955
Anika Therapeutics, Inc. (A)	3,339	84,577
Annexon, Inc. (A)	17,407	85,294
Apogee Therapeutics, Inc. (A)(B)	7,276	286,311
Applied Therapeutics, Inc. (A)	19,615	91,602
Arbutus Biopharma Corp. (A)(B)	30,143	93,142
Arcellx, Inc. (A)	8,606	474,965
Arcturus Therapeutics Holdings, Inc. (A)	4,682	114,007
Arcus Biosciences, Inc. (A)	11,094	168,962
Arcutis Biotherapeutics, Inc. (A)	21,358	198,629
Ardelyx, Inc. (A)	46,573	345,106
ArriVent Biopharma, Inc. (A)	2,550	47,303
Arrowhead Pharmaceuticals, Inc. (A)	23,926	621,837
ARS Pharmaceuticals, Inc. (A)	10,560	89,866
Astria Therapeutics, Inc. (A)	9,398	85,522
Aura Biosciences, Inc. (A)	10,628	80,348
Aurinia Pharmaceuticals, Inc. (A)	29,186	166,652
Avid Bioservices, Inc. (A)(B)	13,205	94,284
Avidity Biosciences, Inc. (A)	20,165	823,740
Avita Medical, Inc. (A)(B)	5,650	44,748
Beam Therapeutics, Inc. (A)	15,392	360,635
BioCryst Pharmaceuticals, Inc. (A)	41,887	258,862
Biohaven, Ltd. (A)	15,037	521,934
Black Diamond Therapeutics, Inc. (A)	8,060	37,560
Blueprint Medicines Corp. (A)	12,526	1,350,052
Bridgebio Pharma, Inc. (A)	28,102	711,824
C4 Therapeutics, Inc. (A)	12,197	56,350
Cabaletta Bio, Inc. (A)	8,825	66,011
CareDx, Inc. (A)	10,147	157,583
Cargo Therapeutics, Inc. (A)	4,253	69,834
Caribou Biosciences, Inc. (A)	19,533	32,034
Cartesian Therapeutics, Inc.	1,537	41,514
Catalyst Pharmaceuticals, Inc. (A)	23,190	359,213
Celcuity, Inc. (A)	5,040	82,555
Celldex Therapeutics, Inc. (A)	12,986	480,612
CG Oncology, Inc. (A)	4,746	149,831
Chinook Therapeutics, Inc. (A)(C)	12,035	4,694
Cibus, Inc. (A)	3,218	31,697
Cogent Biosciences, Inc. (A)	18,895	159,285
Coherus Biosciences, Inc. (A)(B)	23,739	41,068
Corbus Pharmaceuticals Holdings, Inc. (A)	2,068	93,577
Crinetics Pharmaceuticals, Inc. (A)	15,598	698,634
Cullinan Therapeutics, Inc. (A)	7,972	139,032
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cytokinetics, Inc. (A)	22,280	$1,207,130
Day One Biopharmaceuticals, Inc. (A)	10,828	149,210
Denali Therapeutics, Inc. (A)	25,012	580,779
Dianthus Therapeutics, Inc. (A)	4,854	125,622
Disc Medicine, Inc. (A)	3,373	152,021
Dynavax Technologies Corp. (A)	26,680	299,616
Dyne Therapeutics, Inc. (A)	16,157	570,181
Editas Medicine, Inc. (A)(B)	17,790	83,079
Enanta Pharmaceuticals, Inc. (A)	4,492	58,261
Entrada Therapeutics, Inc. (A)(B)	5,164	73,587
Erasca, Inc. (A)	24,909	58,785
Fate Therapeutics, Inc. (A)	20,995	68,864
Fennec Pharmaceuticals, Inc. (A)	6,030	36,843
Foghorn Therapeutics, Inc. (A)(B)	5,799	33,344
Generation Bio Company (A)	10,777	30,391
Geron Corp. (A)	115,413	489,351
Halozyme Therapeutics, Inc. (A)	24,792	1,298,109
Heron Therapeutics, Inc. (A)(B)	23,974	83,909
HilleVax, Inc. (A)	6,746	97,547
Humacyte, Inc. (A)(B)	18,284	87,763
Icosavax, Inc. (A)(C)	6,029	1,869
Ideaya Biosciences, Inc. (A)	14,982	526,018
ImmunityBio, Inc. (A)(B)	28,415	179,583
Immunome, Inc. (A)	10,464	126,614
Immunovant, Inc. (A)	11,701	308,906
Inhibrx Biosciences, Inc. (A)(B)	2,907	41,192
Inhibrx, Inc. (A)(C)	6,820	4,297
Inovio Pharmaceuticals, Inc. (A)	5,419	43,786
Inozyme Pharma, Inc. (A)(B)	11,096	49,488
Insmed, Inc. (A)	30,980	2,075,660
Intellia Therapeutics, Inc. (A)	19,399	434,150
Iovance Biotherapeutics, Inc. (A)	50,812	407,512
Ironwood Pharmaceuticals, Inc. (A)	29,329	191,225
iTeos Therapeutics, Inc. (A)	5,765	85,553
Janux Therapeutics, Inc. (A)(B)	5,632	235,924
Jasper Therapeutics, Inc. (A)	2,383	54,094
KalVista Pharmaceuticals, Inc. (A)	8,206	96,667
Keros Therapeutics, Inc. (A)	5,987	273,606
Kiniksa Pharmaceuticals International PLC (A)	6,376	119,040
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,343	25,074
Korro Bio, Inc. (A)	1,271	43,049
Krystal Biotech, Inc. (A)	4,951	909,202
Kura Oncology, Inc. (A)	14,816	305,061
Kymera Therapeutics, Inc. (A)	8,989	268,322
Larimar Therapeutics, Inc. (A)	8,758	63,496
LENZ Therapeutics, Inc. (B)	2,793	48,291
Lexeo Therapeutics, Inc. (A)(B)	2,363	37,903
Lexicon Pharmaceuticals, Inc. (A)(B)	25,211	42,354
Lineage Cell Therapeutics, Inc. (A)(B)	32,559	32,471
Lyell Immunopharma, Inc. (A)(B)	33,457	48,513
MacroGenics, Inc. (A)	13,104	55,692
Madrigal Pharmaceuticals, Inc. (A)(B)	3,500	980,560
MannKind Corp. (A)(B)	53,453	279,025
MeiraGTx Holdings PLC (A)	9,248	38,934
Merrimack Pharmaceuticals, Inc. (A)(B)(C)	2,411	72
Mersana Therapeutics, Inc. (A)	24,453	49,151
MiMedx Group, Inc. (A)	24,135	167,256
Mineralys Therapeutics, Inc. (A)	6,457	75,547
Mirum Pharmaceuticals, Inc. (A)	7,993	273,281
Morphic Holding, Inc. (A)	8,065	274,775
Myriad Genetics, Inc. (A)	17,903	437,907
Neurogene, Inc. (A)	2,151	78,275
Nkarta, Inc. (A)	10,990	64,951
Novavax, Inc. (A)(B)	28,226	357,341

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Nurix Therapeutics, Inc. (A)	12,217	$254,969
Nuvalent, Inc., Class A (A)	6,392	484,897
Ocugen, Inc. (A)	52,497	81,370
Olema Pharmaceuticals, Inc. (A)	8,251	89,276
Organogenesis Holdings, Inc. (A)	15,843	44,360
ORIC Pharmaceuticals, Inc. (A)	12,805	90,531
PDL BioPharma, Inc. (A)(C)	28,581	17,149
PepGen, Inc. (A)	3,275	52,269
Perspective Therapeutics, Inc. (A)	9,623	95,941
Poseida Therapeutics, Inc. (A)	14,836	43,321
Praxis Precision Medicines, Inc. (A)	3,494	144,512
Precigen, Inc. (A)(B)	29,082	45,950
Prime Medicine, Inc. (A)(B)	12,335	63,402
ProKidney Corp. (A)(B)	13,554	33,343
Protagonist Therapeutics, Inc. (A)	11,673	404,469
Prothena Corp. PLC (A)	8,827	182,189
PTC Therapeutics, Inc. (A)	15,274	467,079
Puma Biotechnology, Inc. (A)	9,322	30,390
Pyxis Oncology, Inc. (A)	10,517	34,811
Radius Health, Inc. (A)(C)	9,985	799
Recursion Pharmaceuticals, Inc., Class A (A)(B)	41,477	311,078
REGENXBIO, Inc. (A)	9,717	113,689
Relay Therapeutics, Inc. (A)	20,694	134,925
Replimune Group, Inc. (A)	10,203	91,827
REVOLUTION Medicines, Inc. (A)	30,416	1,180,445
Rhythm Pharmaceuticals, Inc. (A)	10,948	449,525
Rigel Pharmaceuticals, Inc. (A)	3,951	32,474
Rocket Pharmaceuticals, Inc. (A)	13,468	289,966
Sage Therapeutics, Inc. (A)	11,377	123,554
Sana Biotechnology, Inc. (A)	27,082	147,868
Savara, Inc. (A)	21,232	85,565
Scholar Rock Holding Corp. (A)(B)	14,115	117,578
Sera Prognostics, Inc., Class A (A)	6,027	35,680
Shattuck Labs, Inc. (A)	8,493	32,783
Skye Bioscience, Inc. (A)	3,592	28,772
Soleno Therapeutics, Inc. (A)	4,461	182,009
SpringWorks Therapeutics, Inc. (A)	13,824	520,750
Spyre Therapeutics, Inc. (A)	6,974	163,959
Stoke Therapeutics, Inc. (A)	7,271	98,231
Summit Therapeutics, Inc. (A)(B)	17,706	138,107
Sutro Biopharma, Inc. (A)	17,644	51,697
Syndax Pharmaceuticals, Inc. (A)	16,773	344,350
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	9,886	84,822
Taysha Gene Therapies, Inc. (A)	32,712	73,275
Tenaya Therapeutics, Inc. (A)	12,172	37,733
TG Therapeutics, Inc. (A)	27,855	495,540
Tourmaline Bio, Inc.	4,812	61,882
Travere Therapeutics, Inc. (A)	15,347	126,152
TScan Therapeutics, Inc. (A)	8,086	47,303
Twist Bioscience Corp. (A)	11,503	566,868
Tyra Biosciences, Inc. (A)(B)	4,332	69,269
UroGen Pharma, Ltd. (A)(B)	7,063	118,517
Vanda Pharmaceuticals, Inc. (A)	12,361	69,840
Vaxcyte, Inc. (A)	21,802	1,646,269
Vera Therapeutics, Inc. (A)	7,803	282,313
Veracyte, Inc. (A)	15,490	335,668
Vericel Corp. (A)	9,715	445,724
Verve Therapeutics, Inc. (A)	14,758	72,019
Vir Biotechnology, Inc. (A)	18,519	164,819
Viridian Therapeutics, Inc. (A)	12,916	168,037
Voyager Therapeutics, Inc. (A)	9,725	76,925
Xencor, Inc. (A)	12,260	232,082
Y-mAbs Therapeutics, Inc. (A)(B)	7,506	90,672
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zentalis Pharmaceuticals, Inc. (A)	12,812	$52,401
Zymeworks, Inc. (A)	11,897	101,243
		42,789,085
Health care equipment and supplies – 3.3%
Accuray, Inc. (A)	23,621	42,990
Alphatec Holdings, Inc. (A)	20,641	215,698
AngioDynamics, Inc. (A)	8,685	52,544
Artivion, Inc. (A)	8,059	206,713
AtriCure, Inc. (A)	9,645	219,617
Atrion Corp.	285	128,943
Avanos Medical, Inc. (A)	8,974	178,762
Axogen, Inc. (A)	8,927	64,631
Axonics, Inc. (A)	10,044	675,258
Bioventus, Inc., Class A (A)	7,777	44,718
Cerus Corp. (A)	38,693	68,100
CONMED Corp.	6,104	423,129
CVRx, Inc. (A)(B)	2,835	33,992
Embecta Corp.	11,706	146,325
Glaukos Corp. (A)	9,725	1,150,954
Haemonetics Corp. (A)	9,916	820,351
ICU Medical, Inc. (A)	4,256	505,400
Inari Medical, Inc. (A)	10,545	507,742
Inmode, Ltd. (A)(B)	15,667	285,766
Inogen, Inc. (A)	5,173	42,056
Integer Holdings Corp. (A)	6,589	762,940
Integra LifeSciences Holdings Corp. (A)	13,681	398,664
iRadimed Corp.	1,700	74,698
iRhythm Technologies, Inc. (A)	6,222	669,736
Lantheus Holdings, Inc. (A)	13,493	1,083,353
LeMaitre Vascular, Inc.	4,032	331,753
LivaNova PLC (A)	10,848	594,687
Merit Medical Systems, Inc. (A)	11,267	968,399
Neogen Corp. (A)	43,397	678,295
Nevro Corp. (A)	7,866	66,232
Novocure, Ltd. (A)	21,317	365,160
Omnicell, Inc. (A)	9,157	247,880
OraSure Technologies, Inc. (A)	15,329	65,302
Orchestra BioMed Holdings, Inc. (A)(B)	4,855	39,568
Orthofix Medical, Inc. (A)	6,925	91,826
OrthoPediatrics Corp. (A)	3,432	98,704
Paragon 28, Inc. (A)(B)	10,071	68,886
PROCEPT BioRobotics Corp. (A)	8,459	516,760
Pulmonx Corp. (A)	8,218	52,102
Pulse Biosciences, Inc. (A)(B)	3,825	42,802
RxSight, Inc. (A)	6,774	407,592
Semler Scientific, Inc. (A)	1,005	34,572
SI-BONE, Inc. (A)	8,397	108,573
Sight Sciences, Inc. (A)	7,410	49,425
Silk Road Medical, Inc. (A)	7,873	212,886
STAAR Surgical Company (A)	9,851	469,006
Surmodics, Inc. (A)	2,867	120,529
Tactile Systems Technology, Inc. (A)	4,916	58,697
Tandem Diabetes Care, Inc. (A)	12,915	520,345
TransMedics Group, Inc. (A)(B)	6,386	961,859
Treace Medical Concepts, Inc. (A)	10,567	70,271
UFP Technologies, Inc. (A)	1,446	381,556
Utah Medical Products, Inc.	686	45,832
Varex Imaging Corp. (A)	7,568	111,477
Zimvie, Inc. (A)	5,544	101,178
		16,685,234
Health care providers and services – 2.8%
Accolade, Inc. (A)	15,387	55,085
AdaptHealth Corp. (A)	20,425	204,250
Addus HomeCare Corp. (A)	3,131	363,540
agilon health, Inc. (A)	61,946	405,127

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Alignment Healthcare, Inc. (A)	20,509	$160,380
AMN Healthcare Services, Inc. (A)	7,550	386,787
Astrana Health, Inc. (A)	8,623	349,749
BrightSpring Health Services, Inc. (A)	11,104	126,141
Brookdale Senior Living, Inc. (A)	38,470	262,750
Castle Biosciences, Inc. (A)	5,331	116,056
Community Health Systems, Inc. (A)	26,083	87,639
CorVel Corp. (A)	1,769	449,804
Cross Country Healthcare, Inc. (A)	6,891	95,371
DocGo, Inc. (A)(B)	21,282	65,761
Enhabit, Inc. (A)	10,206	91,038
Fulgent Genetics, Inc. (A)	4,290	84,170
GeneDx Holdings Corp. (A)	2,476	64,723
Guardant Health, Inc. (A)	23,548	680,066
HealthEquity, Inc. (A)	16,833	1,451,005
Hims & Hers Health, Inc. (A)	37,811	763,404
InfuSystem Holdings, Inc. (A)	5,014	34,246
LifeStance Health Group, Inc. (A)(B)	24,478	120,187
ModivCare, Inc. (A)	2,311	60,641
Nano-X Imaging, Ltd. (A)(B)	11,184	82,091
National HealthCare Corp.	2,484	269,266
National Research Corp.	3,492	80,141
NeoGenomics, Inc. (A)	25,496	353,630
OPKO Health, Inc. (A)(B)	69,068	86,335
Option Care Health, Inc. (A)	34,525	956,343
Owens & Minor, Inc. (A)	15,105	203,918
PACS Group, Inc. (A)	5,132	151,394
Patterson Companies, Inc.	15,769	380,348
Pediatrix Medical Group, Inc. (A)	17,073	128,901
Performant Financial Corp. (A)	15,257	44,245
PetIQ, Inc. (A)	5,429	119,764
Privia Health Group, Inc. (A)	20,483	355,995
Progyny, Inc. (A)	16,894	483,337
RadNet, Inc. (A)	13,157	775,210
Select Medical Holdings Corp.	21,243	744,780
Surgery Partners, Inc. (A)	15,341	364,962
Talkspace, Inc. (A)	25,702	59,115
The Ensign Group, Inc.	10,938	1,352,921
The Joint Corp. (A)	2,458	34,559
The Pennant Group, Inc. (A)	5,880	136,357
US Physical Therapy, Inc.	3,002	277,445
Viemed Healthcare, Inc. (A)	7,861	51,490
		13,970,467
Health care technology – 0.3%
Definitive Healthcare Corp. (A)	11,527	62,937
Evolent Health, Inc., Class A (A)	22,998	439,722
Health Catalyst, Inc. (A)	12,232	78,162
HealthStream, Inc.	5,041	140,644
LifeMD, Inc. (A)	7,169	49,179
OptimizeRx Corp. (A)	3,755	37,550
Phreesia, Inc. (A)	10,201	216,261
Schrodinger, Inc. (A)	11,206	216,724
Simulations Plus, Inc.	3,321	161,467
Teladoc Health, Inc. (A)	34,040	332,911
		1,735,557
Life sciences tools and services – 0.2%
Adaptive Biotechnologies Corp. (A)(B)	25,687	92,987
BioLife Solutions, Inc. (A)	7,221	154,746
ChromaDex Corp. (A)	11,247	30,704
Codexis, Inc. (A)	15,434	47,845
CryoPort, Inc. (A)	9,305	64,298
Cytek Biosciences, Inc. (A)	25,185	140,532
Maravai LifeSciences Holdings, Inc., Class A (A)	22,690	162,460
MaxCyte, Inc. (A)	22,404	87,824
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Mesa Laboratories, Inc.	1,092	$94,753
OmniAb, Inc. (A)	20,516	76,935
OmniAb, Inc., $12.50 Earnout Shares (A)	1,176	2,806
OmniAb, Inc., $15.00 Earnout Shares (A)	1,176	2,502
Pacific Biosciences of California, Inc. (A)(B)	56,952	78,024
Quanterix Corp. (A)	7,443	98,322
Standard BioTools, Inc. (A)(B)	62,142	109,991
		1,244,729
Pharmaceuticals – 1.6%
Amneal Pharmaceuticals, Inc. (A)	32,395	205,708
Amphastar Pharmaceuticals, Inc. (A)	7,697	307,880
ANI Pharmaceuticals, Inc. (A)	3,736	237,908
Aquestive Therapeutics, Inc. (A)	15,759	40,973
Arvinas, Inc. (A)	12,947	344,649
Atea Pharmaceuticals, Inc. (A)	18,345	60,722
Avadel Pharmaceuticals PLC	18,589	261,361
Axsome Therapeutics, Inc. (A)(B)	7,263	584,672
Biote Corp., Class A (A)	5,917	44,200
Cassava Sciences, Inc. (A)(B)	8,209	101,381
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	6,591	212,230
Contineum Therapeutics, Inc., Class A (A)	1,671	29,426
Corcept Therapeutics, Inc. (A)	16,162	525,103
CorMedix, Inc. (A)(B)	12,199	52,822
Edgewise Therapeutics, Inc. (A)	14,671	264,225
Enliven Therapeutics, Inc. (A)(B)	7,141	166,885
Esperion Therapeutics, Inc. (A)	38,484	85,434
Evolus, Inc. (A)	11,426	123,972
EyePoint Pharmaceuticals, Inc. (A)(B)	10,174	88,514
Fulcrum Therapeutics, Inc. (A)	12,869	79,788
Harmony Biosciences Holdings, Inc. (A)	6,110	184,339
Harrow, Inc. (A)(B)	6,223	129,998
Innoviva, Inc. (A)	11,209	183,828
Ligand Pharmaceuticals, Inc. (A)	3,431	289,096
Liquidia Corp. (A)	11,923	143,076
Longboard Pharmaceuticals, Inc. (A)	6,578	177,803
Mind Medicine MindMed, Inc. (A)	14,770	106,492
Neumora Therapeutics, Inc. (A)(B)	17,269	169,754
Nuvation Bio, Inc. (A)	37,202	108,630
Ocular Therapeutix, Inc. (A)(B)	31,264	213,846
Omeros Corp. (A)(B)	11,812	47,957
Pacira BioSciences, Inc. (A)	9,323	266,731
Phathom Pharmaceuticals, Inc. (A)(B)	7,136	73,501
Phibro Animal Health Corp., Class A	4,814	80,731
Pliant Therapeutics, Inc. (A)	11,931	128,258
Prestige Consumer Healthcare, Inc. (A)	9,906	682,028
Revance Therapeutics, Inc. (A)(B)	22,530	57,902
Scilex Holding Company (A)	11,186	21,589
SIGA Technologies, Inc.	9,570	72,636
Supernus Pharmaceuticals, Inc. (A)	10,139	271,218
Tarsus Pharmaceuticals, Inc. (A)	7,499	203,823
Terns Pharmaceuticals, Inc. (A)	11,832	80,576
Theravance Biopharma, Inc. (A)	8,737	74,090
Third Harmonic Bio, Inc. (A)(B)	4,438	57,694
Trevi Therapeutics, Inc. (A)	12,961	38,624
Ventyx Biosciences, Inc. (A)	12,886	29,767
Verrica Pharmaceuticals, Inc. (A)(B)	4,362	31,799
WaVe Life Sciences, Ltd. (A)	16,034	80,010
Xeris Biopharma Holdings, Inc. (A)	29,970	67,433
Zevra Therapeutics, Inc. (A)(B)	9,898	48,500
		7,955,460
		84,380,532

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 16.7%
Aerospace and defense – 1.0%
AAR Corp. (A)	6,833	$496,759
AeroVironment, Inc. (A)	5,223	951,422
AerSale Corp. (A)	7,242	50,115
Archer Aviation, Inc., Class A (A)(B)	47,177	166,063
Astronics Corp. (A)	5,829	116,755
Byrna Technologies, Inc. (A)	3,714	37,066
Cadre Holdings, Inc.	5,281	177,230
Ducommun, Inc. (A)	2,746	159,433
Kratos Defense & Security Solutions, Inc. (A)	29,496	590,215
Leonardo DRS, Inc. (A)	14,675	374,359
Mercury Systems, Inc. (A)	11,134	300,507
Moog, Inc., Class A	5,616	939,557
National Presto Industries, Inc.	1,131	84,972
Park Aerospace Corp.	4,473	61,191
Redwire Corp. (A)	5,082	36,438
Rocket Lab USA, Inc. (A)(B)	70,172	336,826
Triumph Group, Inc. (A)	13,098	201,840
V2X, Inc. (A)	2,586	124,025
Virgin Galactic Holdings, Inc. (A)(B)	4,103	34,588
		5,239,361
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	10,413	144,428
Forward Air Corp. (B)	5,171	98,456
Hub Group, Inc., Class A	11,883	511,563
Radiant Logistics, Inc. (A)	8,771	49,907
		804,354
Building products – 1.4%
American Woodmark Corp. (A)	3,143	247,040
Apogee Enterprises, Inc.	4,382	275,343
AZZ, Inc.	5,863	452,917
CSW Industrials, Inc.	3,082	817,685
Gibraltar Industries, Inc. (A)	6,127	420,006
Griffon Corp.	7,676	490,189
Insteel Industries, Inc.	3,981	123,252
Janus International Group, Inc. (A)	28,355	358,124
JELD-WEN Holding, Inc. (A)	17,459	235,173
Masterbrand, Inc. (A)	25,163	369,393
Quanex Building Products Corp.	6,795	187,882
Resideo Technologies, Inc. (A)	28,907	565,421
Tecnoglass, Inc.	4,522	226,914
UFP Industries, Inc.	11,923	1,335,376
Zurn Elkay Water Solutions Corp.	29,008	852,835
		6,957,550
Commercial services and supplies – 1.7%
ABM Industries, Inc.	12,387	626,411
ACCO Brands Corp.	18,526	87,072
ACV Auctions, Inc., Class A (A)	29,515	538,649
Aris Water Solutions, Inc., Class A	5,399	84,602
BrightView Holdings, Inc. (A)	8,887	118,197
Casella Waste Systems, Inc., Class A (A)	11,329	1,124,063
CECO Environmental Corp. (A)	5,956	171,831
Cimpress PLC (A)	3,603	315,659
CoreCivic, Inc. (A)	22,252	288,831
Deluxe Corp.	8,671	194,751
Driven Brands Holdings, Inc. (A)	12,606	160,474
Ennis, Inc.	5,679	124,313
Enviri Corp. (A)	16,385	141,403
Healthcare Services Group, Inc. (A)	14,923	157,885
HNI Corp.	9,278	417,696
Interface, Inc.	11,566	169,789
LanzaTech Global, Inc. (A)(B)	23,950	44,308
Liquidity Services, Inc. (A)	4,404	87,992
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Matthews International Corp., Class A	6,056	$151,703
MillerKnoll, Inc.	14,320	379,337
Montrose Environmental Group, Inc. (A)	6,413	285,763
OPENLANE, Inc. (A)	21,597	358,294
Pitney Bowes, Inc.	33,153	168,417
Quad/Graphics, Inc.	6,869	37,436
Quest Resource Holding Corp. (A)	4,142	36,450
Steelcase, Inc., Class A	18,537	240,240
The Brink's Company	8,870	908,288
The GEO Group, Inc. (A)	24,819	356,401
UniFirst Corp.	2,982	511,502
Viad Corp. (A)	4,263	144,942
Virco Manufacturing Corp.	2,230	31,086
VSE Corp.	2,746	242,417
		8,706,202
Construction and engineering – 1.5%
Ameresco, Inc., Class A (A)	6,503	187,351
Arcosa, Inc.	9,612	801,737
Argan, Inc.	2,563	187,509
Bowman Consulting Group, Ltd. (A)	2,767	87,963
Centuri Holdings, Inc. (A)	3,143	61,226
Concrete Pumping Holdings, Inc. (A)	5,980	35,940
Construction Partners, Inc., Class A (A)	8,523	470,555
Dycom Industries, Inc. (A)	5,637	951,300
Fluor Corp. (A)	33,861	1,474,647
Granite Construction, Inc.	8,701	539,201
Great Lakes Dredge & Dock Corp. (A)	13,660	119,935
IES Holdings, Inc. (A)	1,670	232,681
Limbach Holdings, Inc. (A)	2,078	118,301
Matrix Service Company (A)	5,731	56,909
MYR Group, Inc. (A)	3,302	448,114
Northwest Pipe Company (A)	2,130	72,356
Orion Group Holdings, Inc. (A)	6,473	61,558
Primoris Services Corp.	10,564	527,038
Sterling Infrastructure, Inc. (A)	6,016	711,933
Tutor Perini Corp. (A)	8,736	190,270
		7,336,524
Electrical equipment – 1.6%
Allient, Inc.	3,171	80,131
American Superconductor Corp. (A)	6,893	161,227
Array Technologies, Inc. (A)	30,514	313,074
Atkore, Inc.	7,276	981,751
Blink Charging Company (A)(B)	20,152	55,216
Bloom Energy Corp., Class A (A)(B)	39,767	486,748
ChargePoint Holdings, Inc. (A)	81,172	122,570
Encore Wire Corp.	2,928	848,622
EnerSys	7,958	823,812
Enovix Corp. (A)(B)	29,746	459,873
Fluence Energy, Inc. (A)(B)	12,228	212,034
Freyr Battery, Inc. (A)	24,490	41,633
FuelCell Energy, Inc. (A)(B)	92,525	59,105
GrafTech International, Ltd. (A)	40,843	39,618
LSI Industries, Inc.	5,825	84,288
Net Power, Inc. (A)	4,633	45,542
NEXTracker, Inc., Class A (A)	23,191	1,087,194
NuScale Power Corp. (A)(B)	15,572	182,037
Plug Power, Inc. (A)	127,047	296,020
Powell Industries, Inc.	1,887	270,596
Preformed Line Products Company	523	65,134
SES AI Corp. (A)(B)	30,940	38,675
Shoals Technologies Group, Inc., Class A (A)	34,555	215,623
Stem, Inc. (A)(B)	30,154	33,471
SunPower Corp. (A)(B)	18,631	55,148
Sunrun, Inc. (A)	43,669	517,914

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Thermon Group Holdings, Inc. (A)	6,862	$211,075
TPI Composites, Inc. (A)(B)	9,846	39,286
Vicor Corp. (A)	4,578	151,806
		7,979,223
Ground transportation – 0.5%
ArcBest Corp.	4,666	499,635
Covenant Logistics Group, Inc.	1,594	78,568
FTAI Infrastructure, Inc. (B)	20,557	177,407
Heartland Express, Inc.	9,399	115,890
Hertz Global Holdings, Inc. (A)	25,561	90,230
Marten Transport, Ltd.	12,190	224,906
RXO, Inc. (A)	23,410	612,172
Universal Logistics Holdings, Inc.	1,590	64,538
Werner Enterprises, Inc.	12,206	437,341
		2,300,687
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A (B)	5,015	102,406
Machinery – 3.7%
3D Systems Corp. (A)	27,048	83,037
Alamo Group, Inc.	2,000	346,000
Albany International Corp., Class A	6,141	518,607
Astec Industries, Inc.	4,689	139,076
Atmus Filtration Technologies, Inc. (A)	16,615	478,180
Barnes Group, Inc.	9,337	386,645
Blue Bird Corp. (A)	6,389	344,048
Chart Industries, Inc. (A)	8,392	1,211,301
Columbus McKinnon Corp.	5,597	193,320
Commercial Vehicle Group, Inc. (A)	7,085	34,717
Douglas Dynamics, Inc.	4,663	109,114
Energy Recovery, Inc. (A)	11,631	154,576
Enerpac Tool Group Corp.	10,844	414,024
Enpro, Inc.	4,176	607,900
ESCO Technologies, Inc.	5,171	543,162
Federal Signal Corp.	11,838	990,485
Franklin Electric Company, Inc.	8,876	854,936
Gencor Industries, Inc. (A)	2,307	44,617
Graham Corp. (A)	2,252	63,416
Helios Technologies, Inc.	6,716	320,689
Hillenbrand, Inc.	13,986	559,720
Hillman Solutions Corp. (A)	40,081	354,717
Hyliion Holdings Corp. (A)(B)	30,578	49,536
Hyster-Yale, Inc.	2,298	160,240
John Bean Technologies Corp.	6,312	599,451
Kadant, Inc.	2,306	677,457
Kennametal, Inc.	15,659	368,613
LB Foster Company, Class A (A)	2,122	45,665
Lindsay Corp.	2,224	273,285
Luxfer Holdings PLC	5,760	66,758
Mayville Engineering Company, Inc. (A)	2,785	46,398
Miller Industries, Inc.	2,213	121,759
Mueller Industries, Inc.	22,067	1,256,495
Mueller Water Products, Inc., Class A	30,848	552,796
Nikola Corp. (A)	4,227	34,616
NN, Inc. (A)	10,879	32,637
Omega Flex, Inc.	914	46,870
Park-Ohio Holdings Corp.	1,952	50,537
Proto Labs, Inc. (A)	5,129	158,435
REV Group, Inc.	10,241	254,898
SPX Technologies, Inc. (A)	8,940	1,270,732
Standex International Corp.	2,312	372,579
Tennant Company	3,759	370,036
Terex Corp.	13,046	715,443
The Eastern Company	1,334	33,977
The Gorman-Rupp Company	4,391	161,194
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Greenbrier Companies, Inc.	6,090	$301,760
The Manitowoc Company, Inc. (A)	6,903	79,592
The Shyft Group, Inc.	6,996	82,973
Titan International, Inc. (A)	10,207	75,634
Trinity Industries, Inc.	16,302	487,756
Twin Disc, Inc.	2,750	32,395
Wabash National Corp.	8,795	192,083
Watts Water Technologies, Inc., Class A	5,366	983,963
		18,708,850
Marine transportation – 0.3%
Costamare, Inc.	8,511	139,836
Genco Shipping & Trading, Ltd.	8,327	177,448
Golden Ocean Group, Ltd.	24,243	334,553
Himalaya Shipping, Ltd. (A)	6,860	62,838
Matson, Inc.	6,745	883,393
Pangaea Logistics Solutions, Ltd.	6,552	51,302
Safe Bulkers, Inc. (B)	13,053	75,968
		1,725,338
Passenger airlines – 0.4%
Allegiant Travel Company	2,928	147,073
Blade Air Mobility, Inc. (A)(B)	12,076	42,024
Frontier Group Holdings, Inc. (A)(B)	9,268	45,691
Hawaiian Holdings, Inc. (A)	10,799	134,232
JetBlue Airways Corp. (A)	61,490	374,474
Joby Aviation, Inc. (A)(B)	80,509	410,596
SkyWest, Inc. (A)	7,819	641,705
Spirit Airlines, Inc. (B)	22,371	81,878
Sun Country Airlines Holdings, Inc. (A)	7,754	97,390
Wheels Up Experience, Inc. (A)	18,561	35,080
		2,010,143
Professional services – 2.3%
Alight, Inc., Class A (A)	94,637	698,421
Asure Software, Inc. (A)	5,181	43,520
Barrett Business Services, Inc.	5,234	171,518
CBIZ, Inc. (A)	9,454	700,541
Conduent, Inc. (A)	34,357	112,004
CRA International, Inc.	1,351	232,669
CSG Systems International, Inc.	5,850	240,845
EXL Service Holdings, Inc. (A)	31,105	975,453
Exponent, Inc.	10,013	952,437
First Advantage Corp.	10,484	168,478
Forrester Research, Inc. (A)	2,912	49,737
Franklin Covey Company (A)	2,430	92,340
Heidrick & Struggles International, Inc.	4,031	127,299
Huron Consulting Group, Inc. (A)	3,540	348,690
IBEX Holdings, Ltd. (A)	2,292	37,085
ICF International, Inc.	3,696	548,708
Innodata, Inc. (A)(B)	5,494	81,476
Insperity, Inc.	7,130	650,327
Kelly Services, Inc., Class A	6,299	134,862
Kforce, Inc.	3,659	227,334
Korn Ferry	10,108	678,651
Legalzoom.com, Inc. (A)	27,660	232,067
Maximus, Inc.	11,991	1,027,629
Mistras Group, Inc. (A)	4,720	39,129
NV5 Global, Inc. (A)	2,834	263,477
Planet Labs PBC (A)	36,986	68,794
Resources Connection, Inc.	6,720	74,189
Spire Global, Inc. (A)	4,767	51,674
Sterling Check Corp. (A)	6,904	102,179
TriNet Group, Inc.	6,479	647,900
TrueBlue, Inc. (A)	6,614	68,124
Upwork, Inc. (A)	24,729	265,837
Verra Mobility Corp. (A)	33,004	897,709

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Willdan Group, Inc. (A)	2,639	$76,135
WNS Holdings, Ltd. (A)	9,236	484,890
		11,572,128
Trading companies and distributors – 2.1%
Alta Equipment Group, Inc. (B)	5,862	47,130
Applied Industrial Technologies, Inc.	7,542	1,463,148
Beacon Roofing Supply, Inc. (A)	12,605	1,140,753
BlueLinx Holdings, Inc. (A)	1,656	154,157
Boise Cascade Company	7,808	930,870
Custom Truck One Source, Inc. (A)	12,385	53,875
Distribution Solutions Group, Inc. (A)	2,374	71,220
DNOW, Inc. (A)	21,592	296,458
DXP Enterprises, Inc. (A)	2,562	117,442
FTAI Aviation, Ltd.	19,801	2,044,057
GATX Corp.	7,074	936,315
Global Industrial, Inc.	2,970	93,139
GMS, Inc. (A)	7,846	632,466
H&E Equipment Services, Inc.	6,378	281,716
Herc Holdings, Inc.	5,562	741,359
Hudson Technologies, Inc. (A)	9,266	81,448
Karat Packaging, Inc.	1,541	45,583
McGrath RentCorp	4,858	517,620
MRC Global, Inc. (A)	16,856	217,611
Rush Enterprises, Inc., Class A	12,100	506,627
Rush Enterprises, Inc., Class B	1,785	70,043
Titan Machinery, Inc. (A)	4,308	68,497
Transcat, Inc. (A)	1,749	209,320
Willis Lease Finance Corp.	688	47,678
Xometry, Inc., Class A (A)(B)	8,612	99,555
		10,868,087
		84,310,853
Information technology – 12.9%
Communications equipment – 0.6%
ADTRAN Holdings, Inc.	16,555	87,079
Applied Optoelectronics, Inc. (A)	7,501	62,183
Aviat Networks, Inc. (A)	2,391	68,598
Calix, Inc. (A)	11,670	413,468
Clearfield, Inc. (A)	2,567	98,984
CommScope Holding Company, Inc. (A)	44,903	55,231
Digi International, Inc. (A)	7,194	164,958
Extreme Networks, Inc. (A)	24,945	335,510
Harmonic, Inc. (A)	22,043	259,446
Infinera Corp. (A)(B)	40,400	246,036
NETGEAR, Inc. (A)	5,971	91,356
NetScout Systems, Inc. (A)	13,764	251,744
Ribbon Communications, Inc. (A)	19,297	63,487
Viasat, Inc. (A)	24,366	309,448
Viavi Solutions, Inc. (A)	44,417	305,145
		2,812,673
Electronic equipment, instruments and components – 3.0%
Advanced Energy Industries, Inc.	7,358	800,256
Arlo Technologies, Inc. (A)	19,010	247,890
Badger Meter, Inc.	5,838	1,087,911
Bel Fuse, Inc. Class A	404	32,688
Bel Fuse, Inc., Class B	2,033	132,633
Belden, Inc.	8,021	752,370
Benchmark Electronics, Inc.	7,066	278,824
Climb Global Solutions, Inc.	925	58,099
CTS Corp.	6,097	308,691
Daktronics, Inc. (A)	7,534	105,099
ePlus, Inc. (A)	5,251	386,894
Evolv Technologies Holdings, Inc. (A)(B)	27,485	70,087
Fabrinet (A)	7,250	1,774,728
FARO Technologies, Inc. (A)	3,789	60,624
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Insight Enterprises, Inc. (A)	5,515	$1,093,955
Iteris, Inc. (A)	8,679	37,580
Itron, Inc. (A)	9,129	903,406
Kimball Electronics, Inc. (A)	5,186	113,988
Knowles Corp. (A)	17,516	302,326
Lightwave Logic, Inc. (A)(B)	24,765	74,047
Methode Electronics, Inc.	7,370	76,280
MicroVision, Inc. (A)(B)	37,445	39,692
Mirion Technologies, Inc. (A)	39,883	428,343
Napco Security Technologies, Inc.	7,023	364,845
nLight, Inc. (A)	9,825	107,387
Novanta, Inc. (A)	7,106	1,159,060
OSI Systems, Inc. (A)	3,198	439,789
Ouster, Inc. (A)	8,790	86,406
PAR Technology Corp. (A)	6,730	316,916
PC Connection, Inc.	2,331	149,650
Plexus Corp. (A)	5,400	557,172
Powerfleet, Inc. (A)	18,735	85,619
Richardson Electronics, Ltd.	2,858	33,982
Rogers Corp. (A)	3,731	449,996
Sanmina Corp. (A)	10,834	717,753
ScanSource, Inc. (A)	4,945	219,113
SmartRent, Inc. (A)	40,563	96,946
TTM Technologies, Inc. (A)	19,992	388,445
Vishay Intertechnology, Inc.	24,440	545,012
Vishay Precision Group, Inc. (A)	2,641	80,392
		14,964,894
IT services – 0.7%
Applied Digital Corp. (A)(B)	19,788	117,739
ASGN, Inc. (A)	8,867	781,803
Backblaze, Inc., Class A (A)	8,811	54,276
BigBear.ai Holdings, Inc. (A)(B)	21,285	32,140
BigCommerce Holdings, Inc., Series 1 (A)	14,308	115,322
Core Scientific, Inc. (A)	35,590	330,987
Couchbase, Inc. (A)	7,840	143,158
DigitalOcean Holdings, Inc. (A)(B)	13,010	452,098
Fastly, Inc., Class A (A)	26,025	191,804
Grid Dynamics Holdings, Inc. (A)	11,682	122,778
Information Services Group, Inc.	10,929	32,131
Perficient, Inc. (A)	6,881	514,630
Rackspace Technology, Inc. (A)(B)	14,331	42,706
Squarespace, Inc., Class A (A)	12,000	523,560
The Hackett Group, Inc.	5,306	115,246
Thoughtworks Holding, Inc. (A)	21,568	61,253
Tucows, Inc., Class A (A)(B)	1,860	35,935
Unisys Corp. (A)	14,325	59,162
		3,726,728
Semiconductors and semiconductor equipment – 2.5%
ACM Research, Inc., Class A (A)	10,175	234,636
Aehr Test Systems (A)(B)	5,869	65,557
Alpha & Omega Semiconductor, Ltd. (A)	4,762	177,956
Ambarella, Inc. (A)	7,584	409,157
Axcelis Technologies, Inc. (A)	6,446	916,557
CEVA, Inc. (A)	4,891	94,347
Cohu, Inc. (A)	9,288	307,433
Credo Technology Group Holding, Ltd. (A)	25,355	809,839
Diodes, Inc. (A)	9,035	649,888
Everspin Technologies, Inc. (A)	5,050	30,250
FormFactor, Inc. (A)	15,414	933,009
Ichor Holdings, Ltd. (A)	6,589	254,006
Impinj, Inc. (A)	4,507	706,562
Indie Semiconductor, Inc., Class A (A)(B)	33,099	204,221
Kulicke & Soffa Industries, Inc.	10,779	530,219
MaxLinear, Inc. (A)	15,868	319,582

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Navitas Semiconductor Corp. (A)(B)	25,924	$101,881
NVE Corp.	1,027	76,707
PDF Solutions, Inc. (A)	6,255	227,557
Photronics, Inc. (A)	12,170	300,234
Power Integrations, Inc.	11,202	786,268
QuickLogic Corp. (A)	3,161	32,843
Rambus, Inc. (A)	21,569	1,267,394
Semtech Corp. (A)	12,955	387,095
Silicon Laboratories, Inc. (A)	6,298	696,748
SiTime Corp. (A)	3,679	457,594
SkyWater Technology, Inc. (A)(B)	5,906	45,181
SMART Global Holdings, Inc. (A)	10,360	236,933
Synaptics, Inc. (A)	7,734	682,139
Ultra Clean Holdings, Inc. (A)	8,831	432,719
Veeco Instruments, Inc. (A)	10,986	513,156
		12,887,668
Software – 5.9%
8x8, Inc. (A)	24,768	54,985
A10 Networks, Inc.	14,280	197,778
ACI Worldwide, Inc. (A)	20,970	830,202
Adeia, Inc.	22,025	246,350
Agilysys, Inc. (A)	4,401	458,320
Alarm.com Holdings, Inc. (A)	9,550	606,807
Alkami Technology, Inc. (A)	8,931	254,355
Altair Engineering, Inc., Class A (A)	11,325	1,110,756
American Software, Inc., Class A	7,148	65,261
Amplitude, Inc., Class A (A)	16,004	142,436
Appian Corp., Class A (A)	8,121	250,614
Arteris, Inc. (A)	6,023	45,233
Asana, Inc., Class A (A)(B)	15,872	222,049
Aurora Innovation, Inc. (A)	168,394	466,451
AvePoint, Inc. (A)	25,553	266,262
Bit Digital, Inc. (A)(B)	23,611	75,083
Blackbaud, Inc. (A)	8,202	624,746
Blackline, Inc. (A)	11,441	554,316
Blend Labs, Inc., Class A (A)	47,224	111,449
Box, Inc., Class A (A)	27,843	736,169
Braze, Inc., Class A (A)	10,411	404,363
c3.ai, Inc., Class A (A)(B)	16,468	476,913
Cipher Mining, Inc. (A)(B)	34,588	143,540
CleanSpark, Inc. (A)	44,099	703,379
Clear Secure, Inc., Class A	17,399	325,535
Clearwater Analytics Holdings, Inc., Class A (A)	27,900	516,708
CommVault Systems, Inc. (A)	8,625	1,048,541
Consensus Cloud Solutions, Inc. (A)	3,770	64,769
CS Disco, Inc. (A)	6,875	40,975
Daily Journal Corp. (A)	287	113,216
Dave, Inc. (A)	1,625	49,238
Digimarc Corp. (A)(B)	3,137	97,278
Digital Turbine, Inc. (A)	21,025	34,902
Domo, Inc., Class B (A)	7,274	56,155
E2open Parent Holdings, Inc. (A)	36,035	161,797
eGain Corp. (A)	5,563	35,103
Enfusion, Inc., Class A (A)	9,964	84,893
Envestnet, Inc. (A)	10,081	630,970
Everbridge, Inc. (A)	8,029	280,935
EverCommerce, Inc. (A)	4,508	49,498
Freshworks, Inc., Class A (A)	40,776	517,447
Hut 8 Corp. (A)	16,008	239,960
iLearningEngines, Inc. (A)	6,187	56,178
Instructure Holdings, Inc. (A)	4,646	108,763
Intapp, Inc. (A)	7,792	285,733
InterDigital, Inc. (B)	4,971	579,420
Jamf Holding Corp. (A)	15,060	248,490
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
LiveRamp Holdings, Inc. (A)	13,006	$402,406
Marathon Digital Holdings, Inc. (A)(B)	54,389	1,079,622
Matterport, Inc. (A)	54,285	242,654
MeridianLink, Inc. (A)	5,639	120,449
Mitek Systems, Inc. (A)	9,407	105,170
N-able, Inc. (A)	14,425	219,693
NCR Voyix Corp. (A)	29,470	363,955
NextNav, Inc. (A)(B)	15,409	124,967
Olo, Inc., Class A (A)	21,867	96,652
ON24, Inc. (A)	7,092	42,623
OneSpan, Inc. (A)	7,633	97,855
Ooma, Inc. (A)	5,692	56,522
Pagaya Technologies, Ltd., Class A (A)	8,120	103,611
PagerDuty, Inc. (A)	17,670	405,173
PowerSchool Holdings, Inc., Class A (A)	11,808	264,381
Progress Software Corp.	8,436	457,737
PROS Holdings, Inc. (A)	9,199	263,551
Q2 Holdings, Inc. (A)	11,650	702,845
Qualys, Inc. (A)	7,345	1,047,397
Rapid7, Inc. (A)	12,337	533,329
Red Violet, Inc. (A)	2,399	60,935
ReposiTrak, Inc.	2,684	41,038
Rimini Street, Inc. (A)	11,432	35,096
Riot Platforms, Inc. (A)(B)	54,049	494,008
Sapiens International Corp. NV	6,259	212,368
SEMrush Holdings, Inc., Class A (A)	7,311	97,894
SolarWinds Corp.	11,072	133,418
SoundHound AI, Inc., Class A (A)(B)	56,664	223,823
Sprinklr, Inc., Class A (A)	20,689	199,028
Sprout Social, Inc., Class A (A)	9,918	353,874
SPS Commerce, Inc. (A)	7,357	1,384,293
Telos Corp. (A)	11,967	48,107
Tenable Holdings, Inc. (A)	23,450	1,021,951
TeraWulf, Inc. (A)(B)	45,942	204,442
Varonis Systems, Inc. (A)	21,865	1,048,864
Verint Systems, Inc. (A)	12,272	395,158
Vertex, Inc., Class A (A)	10,868	391,791
Viant Technology, Inc., Class A (A)	3,501	34,555
Weave Communications, Inc. (A)	8,159	73,594
Workiva, Inc. (A)	10,042	732,966
Xperi, Inc. (A)	9,431	77,429
Yext, Inc. (A)	21,434	114,672
Zeta Global Holdings Corp., Class A (A)	32,805	579,008
Zuora, Inc., Class A (A)	25,964	257,823
		29,621,048
Technology hardware, storage and peripherals – 0.2%
Corsair Gaming, Inc. (A)	9,064	100,067
CPI Card Group, Inc. (A)	1,126	30,684
Diebold Nixdorf, Inc. (A)	5,081	195,517
Eastman Kodak Company (A)	12,442	66,938
Immersion Corp. (A)	6,443	60,629
IonQ, Inc. (A)(B)	39,713	279,182
Turtle Beach Corp. (A)	3,584	51,395
Xerox Holdings Corp.	23,076	268,143
		1,052,555
		65,065,566
Materials – 4.4%
Chemicals – 2.0%
AdvanSix, Inc.	5,410	123,997
American Vanguard Corp.	5,975	51,385
Arcadium Lithium PLC (A)	216,274	726,656
Arq, Inc. (A)	5,453	33,100
Aspen Aerogels, Inc. (A)	11,685	278,687
Avient Corp.	17,872	780,113

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	6,446	$992,362
Cabot Corp.	10,689	982,212
Ecovyst, Inc. (A)	24,113	216,294
Hawkins, Inc.	3,877	352,807
HB Fuller Company	10,784	829,937
Ingevity Corp. (A)	7,339	320,788
Innospec, Inc.	4,917	607,692
Intrepid Potash, Inc. (A)	2,340	54,826
Koppers Holdings, Inc.	4,241	156,875
Kronos Worldwide, Inc.	4,792	60,140
LSB Industries, Inc. (A)	11,673	95,485
Mativ Holdings, Inc.	10,958	185,848
Minerals Technologies, Inc.	6,332	526,569
Northern Technologies International Corp.	2,028	33,584
Orion SA	11,532	253,012
Perimeter Solutions SA (A)	27,025	211,606
PureCycle Technologies, Inc. (A)(B)	25,104	148,616
Quaker Chemical Corp.	2,777	471,257
Rayonier Advanced Materials, Inc. (A)	13,105	71,291
Sensient Technologies Corp.	8,401	623,270
Stepan Company	4,280	359,349
Tronox Holdings PLC	23,793	373,312
		9,921,070
Construction materials – 0.4%
Knife River Corp. (A)	11,294	792,161
Summit Materials, Inc., Class A (A)	23,989	878,237
United States Lime & Minerals, Inc.	442	160,968
		1,831,366
Containers and packaging – 0.2%
Ardagh Metal Packaging SA	30,462	103,571
Greif, Inc., Class A	4,523	259,937
Greif, Inc., Class B	1,137	71,051
Myers Industries, Inc.	7,856	105,113
O-I Glass, Inc. (A)	30,650	341,135
Pactiv Evergreen, Inc.	8,509	96,322
Ranpak Holdings Corp. (A)	9,230	59,349
TriMas Corp.	8,349	213,400
		1,249,878
Metals and mining – 1.7%
1911 Gold Corp. (A)(B)	5,045	362
Alpha Metallurgical Resources, Inc.	2,183	612,397
Arch Resources, Inc.	3,487	530,826
Caledonia Mining Corp. PLC	4,277	41,572
Carpenter Technology Corp.	9,467	1,037,394
Century Aluminum Company (A)	10,666	178,656
Coeur Mining, Inc. (A)	79,000	443,980
Commercial Metals Company	22,804	1,253,992
Compass Minerals International, Inc.	7,188	74,252
Constellium SE (A)	25,694	484,332
Dakota Gold Corp. (A)	16,409	41,843
Haynes International, Inc.	2,565	150,566
Hecla Mining Company	115,359	559,491
i-80 Gold Corp. (A)	37,518	40,519
Ivanhoe Electric, Inc. (A)(B)	17,308	162,349
Kaiser Aluminum Corp.	3,168	278,467
Lifezone Metals, Ltd. (A)	7,626	58,568
Materion Corp.	4,081	441,279
Metallus, Inc. (A)	8,645	175,234
Metals Acquisition, Ltd., Class A (A)	11,279	154,410
Novagold Resources, Inc. (A)	50,326	174,128
Olympic Steel, Inc.	2,219	99,478
Pan American Silver Corp., CVR (A)	88,114	40,762
Perpetua Resources Corp. (A)(B)	8,925	46,410
Piedmont Lithium, Inc. (A)(B)	4,211	42,026
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Radius Recycling, Inc.	5,622	$85,848
Ramaco Resources, Inc. (A)	5,741	71,475
Ryerson Holding Corp.	5,853	114,134
SSR Mining, Inc.	41,308	186,299
SunCoke Energy, Inc.	16,991	166,512
Universal Stainless & Alloy Products, Inc. (A)	1,929	52,816
Warrior Met Coal, Inc.	10,320	647,786
Worthington Steel, Inc. (A)	6,621	220,877
		8,669,040
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,306	160,242
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,997	479,994
		653,354
		22,324,708
Real estate – 5.8%
Diversified REITs – 0.6%
Alexander & Baldwin, Inc.	15,230	258,301
Alpine Income Property Trust, Inc.	3,013	46,882
American Assets Trust, Inc.	9,463	211,782
Armada Hoffler Properties, Inc.	14,782	163,932
Broadstone Net Lease, Inc.	36,411	577,843
CTO Realty Growth, Inc.	4,570	79,792
Empire State Realty Trust, Inc., Class A	26,906	252,378
Essential Properties Realty Trust, Inc.	34,624	959,431
Gladstone Commercial Corp.	8,398	119,839
Global Net Lease, Inc.	40,134	294,985
NexPoint Diversified Real Estate Trust	9,076	50,190
One Liberty Properties, Inc.	3,472	81,523
		3,096,878
Health care REITs – 0.6%
American Healthcare REIT, Inc.	13,387	195,584
CareTrust REIT, Inc.	26,604	667,760
Community Healthcare Trust, Inc.	5,429	126,984
Diversified Healthcare Trust	44,085	134,459
Global Medical REIT, Inc.	13,810	125,395
LTC Properties, Inc.	8,181	282,245
National Health Investors, Inc.	8,251	558,840
Sabra Health Care REIT, Inc.	45,210	696,234
Universal Health Realty Income Trust	2,877	112,606
		2,900,107
Hotel and resort REITs – 0.8%
Apple Hospitality REIT, Inc.	44,128	641,621
Braemar Hotels & Resorts, Inc.	14,241	36,315
Chatham Lodging Trust	10,053	85,652
DiamondRock Hospitality Company	41,872	353,818
Pebblebrook Hotel Trust	23,623	324,816
RLJ Lodging Trust	29,835	287,311
Ryman Hospitality Properties, Inc.	11,511	1,149,488
Service Properties Trust	33,335	171,342
Summit Hotel Properties, Inc.	21,854	130,905
Sunstone Hotel Investors, Inc.	39,836	416,685
Xenia Hotels & Resorts, Inc.	20,565	294,696
		3,892,649
Industrial REITs – 0.5%
Industrial Logistics Properties Trust	13,873	51,053
Innovative Industrial Properties, Inc.	5,556	606,826
LXP Industrial Trust	58,265	531,377
Plymouth Industrial REIT, Inc.	8,114	173,477

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Terreno Realty Corp.	18,698	$1,106,548
		2,469,281
Office REITs – 0.7%
Brandywine Realty Trust	34,480	154,470
City Office REIT, Inc.	8,677	43,211
COPT Defense Properties	22,207	555,841
Douglas Emmett, Inc.	31,765	422,792
Easterly Government Properties, Inc.	18,075	223,588
Equity Commonwealth (A)	20,834	404,180
Franklin Street Properties Corp.	22,703	34,736
Hudson Pacific Properties, Inc.	27,548	132,506
JBG SMITH Properties	17,273	263,068
NET Lease Office Properties	2,991	73,638
Orion Office REIT, Inc.	12,236	43,927
Paramount Group, Inc.	37,595	174,065
Peakstone Realty Trust	7,389	78,323
Piedmont Office Realty Trust, Inc., Class A	24,085	174,616
Postal Realty Trust, Inc., Class A	4,719	62,904
SL Green Realty Corp.	13,151	744,873
		3,586,738
Real estate management and development – 0.7%
Anywhere Real Estate, Inc. (A)	20,222	66,935
Compass, Inc., Class A (A)	73,251	263,704
Cushman & Wakefield PLC (A)	45,382	471,973
DigitalBridge Group, Inc.	31,690	434,153
eXp World Holdings, Inc. (B)	16,267	183,573
Forestar Group, Inc. (A)	3,783	121,018
FRP Holdings, Inc. (A)	2,822	80,483
Kennedy-Wilson Holdings, Inc.	23,490	228,323
Marcus & Millichap, Inc.	4,943	155,803
Maui Land & Pineapple Company, Inc. (A)	1,845	40,682
Newmark Group, Inc., Class A	26,702	273,161
Opendoor Technologies, Inc. (A)	124,385	228,868
RE/MAX Holdings, Inc., Class A	3,987	32,295
Redfin Corp. (A)(B)	23,776	142,894
Star Holdings (A)	3,962	47,782
Tejon Ranch Company (A)	5,027	85,761
The Real Brokerage, Inc. (A)	19,775	80,287
The RMR Group, Inc., Class A	3,147	71,122
The St. Joe Company	7,172	392,308
		3,401,125
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A (A)	29,600	245,384
BRT Apartments Corp.	3,079	53,790
Centerspace	3,055	206,610
Elme Communities	17,528	279,221
Independence Realty Trust, Inc.	44,318	830,519
NexPoint Residential Trust, Inc.	4,627	182,813
UMH Properties, Inc.	12,917	206,543
Veris Residential, Inc.	15,836	237,540
		2,242,420
Retail REITs – 1.1%
Acadia Realty Trust	20,545	368,166
Alexander's, Inc.	468	105,234
CBL & Associates Properties, Inc.	4,622	108,062
Getty Realty Corp.	9,887	263,587
InvenTrust Properties Corp.	13,697	339,138
Kite Realty Group Trust	42,734	956,387
NETSTREIT Corp.	14,402	231,872
Phillips Edison & Company, Inc.	24,455	799,923
Retail Opportunity Investments Corp.	24,090	299,439
Saul Centers, Inc.	2,465	90,638
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
SITE Centers Corp.	37,281	$540,575
Tanger, Inc.	20,872	565,840
The Macerich Company	42,854	661,666
Urban Edge Properties	23,706	437,850
Whitestone REIT	10,176	135,443
		5,903,820
Specialized REITs – 0.4%
Farmland Partners, Inc.	9,098	104,900
Four Corners Property Trust, Inc.	18,204	449,093
Gladstone Land Corp.	7,292	99,827
Outfront Media, Inc.	29,211	417,717
PotlatchDeltic Corp.	15,644	616,217
Safehold, Inc.	10,187	196,507
Uniti Group, Inc.	48,660	142,087
		2,026,348
		29,519,366
Utilities – 2.6%
Electric utilities – 0.7%
ALLETE, Inc.	11,410	711,414
Genie Energy, Ltd., B Shares	2,793	40,834
Hawaiian Electric Industries, Inc.	22,741	205,124
MGE Energy, Inc.	7,366	550,388
Otter Tail Corp.	8,229	720,778
PNM Resources, Inc.	17,827	658,886
Portland General Electric Company	20,194	873,189
		3,760,613
Gas utilities – 0.9%
Brookfield Infrastructure Corp., Class A	23,797	801,007
Chesapeake Utilities Corp.	4,388	466,006
New Jersey Resources Corp.	19,338	826,506
Northwest Natural Holding Company	7,407	267,467
ONE Gas, Inc.	11,048	705,415
RGC Resources, Inc.	1,772	36,237
Southwest Gas Holdings, Inc.	12,010	845,264
Spire, Inc.	10,431	633,475
		4,581,377
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	16,009	62,755
Montauk Renewables, Inc. (A)	14,137	80,581
Ormat Technologies, Inc.	10,750	770,775
Sunnova Energy International, Inc. (A)(B)	21,923	122,330
		1,036,441
Multi-utilities – 0.4%
Avista Corp.	15,477	535,659
Black Hills Corp.	13,277	722,003
Northwestern Energy Group, Inc.	11,949	598,406
Unitil Corp.	3,464	179,401
		2,035,469
Water utilities – 0.4%
American States Water Company	7,466	541,808
California Water Service Group	11,643	564,569
Consolidated Water Company, Ltd.	3,094	82,115
Middlesex Water Company	3,735	195,191
Pure Cycle Corp. (A)	6,103	58,284
SJW Group	6,478	351,237
The York Water Company	3,369	124,956
		1,918,160
		13,332,060
TOTAL COMMON STOCKS (Cost $419,888,794)		$489,575,313

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	2,955	$0
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	4,409
TOTAL WARRANTS (Cost $0)		$4,409
SHORT-TERM INVESTMENTS – 5.0%
Short-term funds – 5.0%
John Hancock Collateral Trust, 5.2940% (D)(E)	2,538,532	25,377,196
TOTAL SHORT-TERM INVESTMENTS (Cost $25,379,642)		$25,377,196
Total Investments (Small Cap Index Trust) (Cost $445,268,436) – 101.8%		$514,956,918
Other assets and liabilities, net – (1.8%)		(9,118,533)
TOTAL NET ASSETS – 100.0%		$505,838,385
Small Cap Index Trust (continued)
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $8,614,248.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	176	Long	Sep 2024	$18,136,504	$18,172,000	$35,496
						$35,496

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.2%
Communication services – 2.3%
Diversified telecommunication services – 0.4%
ATN International, Inc.	1,281	$29,207
Bandwidth, Inc., Class A (A)	831	14,027
Communications Systems, Inc. (A)(B)	450	549
Consolidated Communications Holdings, Inc. (A)	4,985	21,934
Frontier Communications Parent, Inc. (A)	9,484	248,291
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Global, Ltd., Class A (A)	2,439	42,512
Liberty Global, Ltd., Class C (A)	1,995	35,611
Liberty Latin America, Ltd., Class A (A)	4,204	40,400
Liberty Latin America, Ltd., Class C (A)	11,346	109,149
Lumen Technologies, Inc. (A)	22,539	24,793
Shenandoah Telecommunications Company	3,663	59,817
		626,290
Entertainment – 0.2%
IMAX Corp. (A)	796	13,349
Liberty Media Corp.-Liberty Live, Series A (A)	94	3,526
Liberty Media Corp.-Liberty Live, Series C (A)	89	3,406
Lions Gate Entertainment Corp., Class B (A)	9,367	80,275
Madison Square Garden Entertainment Corp. (A)	1,748	59,834
Reading International, Inc., Class A (A)	1,100	1,562
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Sphere Entertainment Company (A)	2,347	$82,286
The Marcus Corp.	2,916	33,155
		277,393
Interactive media and services – 0.2%
Bumble, Inc., Class A (A)	11,341	119,194
Cars.com, Inc. (A)	6,762	133,211
DHI Group, Inc. (A)	5,212	10,893
TrueCar, Inc. (A)	8,052	25,203
Vimeo, Inc. (A)	2,800	10,444
Ziff Davis, Inc. (A)	1,371	75,474
		374,419
Media – 1.2%
Advantage Solutions, Inc. (A)	9,240	29,753
AMC Networks, Inc., Class A (A)	2,542	24,556
Boston Omaha Corp., Class A (A)	2,031	27,337
Cable One, Inc.	81	28,674
Cumulus Media, Inc., Class A (A)	1,193	2,434
EchoStar Corp., Class A (A)	2,925	52,094
Entravision Communications Corp., Class A	5,075	10,302
Gannett Company, Inc. (A)	12,679	58,450
Gray Television, Inc.	6,546	34,039
Integral Ad Science Holding Corp. (A)	2,369	23,027
John Wiley & Sons, Inc., Class A	2,970	120,879
Liberty Broadband Corp., Series A (A)	709	38,711
Liberty Broadband Corp., Series C (A)	4,685	256,832

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	4,841	$107,228
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	5,568	123,387
Magnite, Inc. (A)	8,348	110,945
Nexstar Media Group, Inc.	1,995	331,190
Scholastic Corp.	2,790	98,961
Sinclair, Inc.	1,410	18,795
TEGNA, Inc.	9,600	133,824
The EW Scripps Company, Class A (A)	5,843	18,347
The Interpublic Group of Companies, Inc.	8,869	257,999
Thryv Holdings, Inc. (A)	1,348	24,021
Urban One, Inc., Class D (A)	3,100	4,650
WideOpenWest, Inc. (A)	1,042	5,637
		1,942,072
Wireless telecommunication services – 0.3%
Spok Holdings, Inc.	2,056	30,449
Telephone & Data Systems, Inc.	7,131	147,826
United States Cellular Corp. (A)	3,882	216,693
		394,968
		3,615,142
Consumer discretionary – 14.4%
Automobile components – 2.2%
Adient PLC (A)	6,695	165,433
American Axle & Manufacturing Holdings, Inc. (A)	9,766	68,264
BorgWarner, Inc.	15,544	501,139
Cooper-Standard Holdings, Inc. (A)	1,311	16,309
Dana, Inc.	12,211	147,997
Dorman Products, Inc. (A)	6,048	553,271
Fox Factory Holding Corp. (A)	8,711	419,783
LCI Industries	1,659	171,507
Lear Corp.	1,355	154,755
Modine Manufacturing Company (A)	4,925	493,436
Motorcar Parts of America, Inc. (A)	1,585	9,779
Patrick Industries, Inc.	2,235	242,609
PHINIA, Inc.	3,108	122,331
Standard Motor Products, Inc.	1,901	52,715
Stoneridge, Inc. (A)	1,672	26,685
Strattec Security Corp. (A)	924	23,100
The Goodyear Tire & Rubber Company (A)	22,263	252,685
Visteon Corp. (A)	575	61,353
		3,483,151
Automobiles – 0.4%
Harley-Davidson, Inc.	7,860	263,624
Thor Industries, Inc.	2,658	248,390
Winnebago Industries, Inc.	2,220	120,324
		632,338
Broadline retail – 0.3%
Big Lots, Inc. (A)	2,901	5,019
Kohl's Corp.	8,128	186,863
Macy's, Inc.	17,886	343,411
		535,293
Distributors – 0.0%
Weyco Group, Inc.	1,316	39,901
Diversified consumer services – 1.7%
ADT, Inc.	14,064	106,886
Adtalem Global Education, Inc. (A)	4,496	306,672
American Public Education, Inc. (A)	1,450	25,491
Chegg, Inc. (A)	7,137	22,553
Graham Holdings Company, Class B	347	242,744
Grand Canyon Education, Inc. (A)	8,152	1,140,546
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Laureate Education, Inc.	10,639	$158,947
Lincoln Educational Services Corp. (A)	1,100	13,046
OneSpaWorld Holdings, Ltd. (A)	900	13,833
Perdoceo Education Corp.	6,679	143,064
Strategic Education, Inc.	1,856	205,385
Stride, Inc. (A)	2,888	203,604
Universal Technical Institute, Inc. (A)	3,087	48,559
		2,631,330
Hotels, restaurants and leisure – 1.1%
Aramark	1,591	54,126
Ark Restaurants Corp.	64	833
Bally's Corp. (A)	1,300	15,561
Biglari Holdings, Inc., Class A (A)	3	2,738
Biglari Holdings, Inc., Class B (A)	102	19,725
BJ's Restaurants, Inc. (A)	1,781	61,801
Caesars Entertainment, Inc. (A)	2,338	92,912
Chuy's Holdings, Inc. (A)	20,522	531,930
El Pollo Loco Holdings, Inc. (A)	2,613	29,553
First Watch Restaurant Group, Inc. (A)	5,900	103,604
Golden Entertainment, Inc.	515	16,022
Hilton Grand Vacations, Inc. (A)	324	13,099
Krispy Kreme, Inc.	27,655	297,568
Marriott Vacations Worldwide Corp.	1,475	128,797
Monarch Casino & Resort, Inc.	1,074	73,172
Penn Entertainment, Inc. (A)	9,680	187,356
Playa Hotels & Resorts NV (A)	13,271	111,344
RCI Hospitality Holdings, Inc.	396	17,250
		1,757,391
Household durables – 3.2%
Bassett Furniture Industries, Inc.	1,234	17,535
Beazer Homes USA, Inc. (A)	3,089	84,886
Cavco Industries, Inc. (A)	829	286,975
Century Communities, Inc.	3,320	271,111
Ethan Allen Interiors, Inc.	2,768	77,200
Flexsteel Industries, Inc.	1,118	34,725
GoPro, Inc., Class A (A)	10,155	14,420
Green Brick Partners, Inc. (A)	2,414	138,177
Helen of Troy, Ltd. (A)	1,240	114,998
Hooker Furnishings Corp.	1,821	26,368
Hovnanian Enterprises, Inc., Class A (A)	292	41,441
KB Home	6,043	424,098
La-Z-Boy, Inc.	3,404	126,901
Legacy Housing Corp. (A)	1,185	27,184
LGI Homes, Inc. (A)	1,611	144,168
Lifetime Brands, Inc.	2,931	25,177
M/I Homes, Inc. (A)	1,851	226,081
Meritage Homes Corp.	2,251	364,324
Mohawk Industries, Inc. (A)	3,830	435,050
Newell Brands, Inc.	27,248	174,660
Taylor Morrison Home Corp. (A)	7,865	436,036
TopBuild Corp. (A)	2,751	1,059,878
Tri Pointe Homes, Inc. (A)	9,765	363,746
Universal Electronics, Inc. (A)	745	8,657
VOXX International Corp. (A)	3,131	9,894
Whirlpool Corp.	100	10,220
Worthington Enterprises, Inc.	3,451	163,336
		5,107,246
Leisure products – 0.6%
American Outdoor Brands, Inc. (A)	1,873	16,857
AMMO, Inc. (A)	4,648	7,809
Brunswick Corp.	2,490	181,197
Escalade, Inc.	2,724	37,564
Funko, Inc., Class A (A)	2,763	26,967
Johnson Outdoors, Inc., Class A	934	32,671

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Malibu Boats, Inc., Class A (A)	1,146	$40,156
Mattel, Inc. (A)	1,390	22,601
Smith & Wesson Brands, Inc.	4,844	69,463
Solo Brands, Inc., Class A (A)	2,350	5,358
Topgolf Callaway Brands Corp. (A)	15,591	238,542
Vista Outdoor, Inc. (A)	4,878	183,657
		862,842
Specialty retail – 4.0%
1-800-Flowers.com, Inc., Class A (A)	3,196	30,426
Abercrombie & Fitch Company, Class A (A)	5,081	903,605
Academy Sports & Outdoors, Inc.	5,898	314,069
Advance Auto Parts, Inc.	156	9,879
American Eagle Outfitters, Inc.	16,951	338,342
America's Car-Mart, Inc. (A)	565	34,019
Asbury Automotive Group, Inc. (A)	1,440	328,133
AutoNation, Inc. (A)	1,928	307,285
Big 5 Sporting Goods Corp. (C)	2,004	5,932
Caleres, Inc.	3,065	102,984
Citi Trends, Inc. (A)	367	7,802
Conn's, Inc. (A)	2,177	2,406
Designer Brands, Inc., Class A	2,923	19,964
Destination XL Group, Inc. (A)	2,471	8,994
Duluth Holdings, Inc., Class B (A)	1,106	4,081
Foot Locker, Inc.	6,590	164,223
Genesco, Inc. (A)	1,311	33,902
Group 1 Automotive, Inc.	1,352	401,923
GrowGeneration Corp. (A)	2,529	5,437
Guess?, Inc.	5,350	109,140
Haverty Furniture Companies, Inc.	1,613	40,793
Lands' End, Inc. (A)	2,354	31,991
Lithia Motors, Inc.	3,763	949,969
LL Flooring Holdings, Inc. (A)	1,480	2,116
MarineMax, Inc. (A)	2,016	65,258
Monro, Inc.	1,908	45,525
National Vision Holdings, Inc. (A)	2,363	30,932
Penske Automotive Group, Inc.	2,719	405,185
Petco Health & Wellness Company, Inc. (A)	1,412	5,337
PetMed Express, Inc.	654	2,649
Revolve Group, Inc. (A)	19,780	314,700
Shoe Carnival, Inc.	2,304	84,995
Signet Jewelers, Ltd.	3,675	329,207
Sonic Automotive, Inc., Class A	1,892	103,057
Sportsman's Warehouse Holdings, Inc. (A)	3,273	7,888
Stitch Fix, Inc., Class A (A)	3,724	15,455
The Aaron's Company, Inc.	1,356	13,533
The Cato Corp., Class A	1,957	10,842
The Container Store Group, Inc. (A)	570	308
The Gap, Inc.	16,361	390,864
The ODP Corp. (A)	3,276	128,649
Tilly's, Inc., Class A (A)	712	4,293
Upbound Group, Inc.	4,226	129,738
Urban Outfitters, Inc. (A)	2,638	108,290
Zumiez, Inc. (A)	1,822	35,493
		6,389,613
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	2,090	69,137
Culp, Inc. (A)	334	1,496
Delta Apparel, Inc. (A)	500	290
Fossil Group, Inc. (A)	3,231	4,653
G-III Apparel Group, Ltd. (A)	3,404	92,146
Lakeland Industries, Inc.	1,110	25,463
Movado Group, Inc.	1,758	43,704
Oxford Industries, Inc.	5,515	552,327
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Peace Mark Holdings, Ltd. (A)(B)	464,000	$0
PVH Corp.	4,130	437,243
Rocky Brands, Inc.	802	29,642
Superior Group of Companies, Inc.	663	12,537
Under Armour, Inc., Class A (A)	9,493	63,318
Under Armour, Inc., Class C (A)	9,336	60,964
Unifi, Inc. (A)	2,453	14,448
Vera Bradley, Inc. (A)	2,034	12,733
VF Corp.	2,901	39,164
		1,459,265
		22,898,370
Consumer staples – 3.0%
Beverages – 0.3%
MGP Ingredients, Inc.	571	42,482
Molson Coors Beverage Company, Class B	7,384	375,329
The Duckhorn Portfolio, Inc. (A)	5,466	38,809
		456,620
Consumer staples distribution and retail – 0.9%
Grocery Outlet Holding Corp. (A)	6,787	150,128
Ingles Markets, Inc., Class A	1,365	93,653
Natural Grocers by Vitamin Cottage, Inc.	1,014	21,497
Performance Food Group Company (A)	2,587	171,027
PriceSmart, Inc.	2,423	196,748
SpartanNash Company	3,523	66,091
The Andersons, Inc.	3,384	167,846
U.S. Foods Holding Corp. (A)	4,905	259,867
United Natural Foods, Inc. (A)	4,429	58,020
Village Super Market, Inc., Class A	685	18,091
Weis Markets, Inc.	2,717	170,546
		1,373,514
Food products – 1.3%
Alico, Inc.	650	16,842
B&G Foods, Inc.	1,941	15,683
Calavo Growers, Inc.	731	16,594
Cal-Maine Foods, Inc.	4,370	267,051
Darling Ingredients, Inc. (A)	4,737	174,085
Farmer Brothers Company (A)	1,069	2,865
Fresh Del Monte Produce, Inc.	3,959	86,504
Ingredion, Inc.	2,763	316,916
Limoneira Company	2,147	44,679
Mission Produce, Inc. (A)	3,247	32,080
Post Holdings, Inc. (A)	4,022	418,932
Seaboard Corp.	58	183,323
Seneca Foods Corp., Class A (A)	626	35,932
The Hain Celestial Group, Inc. (A)	4,728	32,670
The J.M. Smucker Company	1,518	165,523
The Simply Good Foods Company (A)	3,540	127,900
Tootsie Roll Industries, Inc.	380	11,617
TreeHouse Foods, Inc. (A)	4,435	162,498
Whole Earth Brands, Inc. (A)	1,600	7,776
		2,119,470
Household products – 0.3%
Central Garden & Pet Company (A)	1,553	59,791
Central Garden & Pet Company, Class A (A)	4,498	148,569
Oil-Dri Corp. of America	531	34,032
Spectrum Brands Holdings, Inc.	2,746	235,964
		478,356
Personal care products – 0.2%
Edgewell Personal Care Company	4,648	186,803
Natural Alternatives International, Inc. (A)	200	1,204
Nature's Sunshine Products, Inc. (A)	1,118	16,848
Nu Skin Enterprises, Inc., Class A	2,988	31,494

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
The Honest Company, Inc. (A)	4,669	$13,633
USANA Health Sciences, Inc. (A)	245	11,084
		261,066
Tobacco – 0.0%
Universal Corp.	1,975	95,175
		4,784,201
Energy – 8.7%
Energy equipment and services – 1.7%
Archrock, Inc.	1,247	25,214
Bristow Group, Inc. (A)	2,307	77,354
ChampionX Corp.	21,935	728,461
Dril-Quip, Inc. (A)	2,878	53,531
Expro Group Holdings NV (A)	1,587	36,374
Forum Energy Technologies, Inc. (A)	377	6,356
Geospace Technologies Corp. (A)	516	4,634
Gulf Island Fabrication, Inc. (A)	3,019	18,325
Helix Energy Solutions Group, Inc. (A)	14,183	169,345
Helmerich & Payne, Inc.	6,377	230,465
Liberty Energy, Inc.	12,732	265,971
Nabors Industries, Ltd. (A)	530	37,715
Natural Gas Services Group, Inc. (A)	2,620	52,714
Newpark Resources, Inc. (A)	6,750	56,093
NOV, Inc.	17,759	337,599
Oil States International, Inc. (A)	4,041	17,942
ProPetro Holding Corp. (A)	9,437	81,819
RPC, Inc.	18,389	114,931
SEACOR Marine Holdings, Inc. (A)	2,432	32,808
Seadrill, Ltd. (A)	290	14,935
Select Water Solutions, Inc.	7,658	81,941
Solaris Oilfield Infrastructure, Inc., Class A	1,100	9,438
Transocean, Ltd. (A)(C)	48,808	261,123
U.S. Silica Holdings, Inc. (A)	4,559	70,437
		2,785,525
Oil, gas and consumable fuels – 7.0%
Adams Resources & Energy, Inc.	482	13,496
Antero Resources Corp. (A)	16,011	522,439
APA Corp.	5,940	174,874
Ardmore Shipping Corp.	3,297	74,281
Berry Corp.	5,062	32,701
California Resources Corp.	5,201	276,797
Chesapeake Energy Corp. (C)	5,958	489,688
Chord Energy Corp.	1,901	318,760
Civitas Resources, Inc.	486	33,534
Clean Energy Fuels Corp. (A)	20,254	54,078
CNX Resources Corp. (A)	15,590	378,837
Comstock Resources, Inc.	11,791	122,391
CONSOL Energy, Inc. (A)	3,206	327,108
Delek US Holdings, Inc.	6,133	151,853
DHT Holdings, Inc.	15,373	177,866
Dorian LPG, Ltd.	3,417	143,377
DT Midstream, Inc.	5,659	401,959
Evolution Petroleum Corp.	1,700	8,959
FutureFuel Corp.	4,276	21,936
Green Plains, Inc. (A)	3,377	53,559
Hallador Energy Company (A)	1,635	12,704
HF Sinclair Corp.	10,648	567,964
International Seaways, Inc.	3,851	227,710
Kosmos Energy, Ltd. (A)	3,753	20,792
Magnolia Oil & Gas Corp., Class A	30,236	766,180
Matador Resources Company	19,014	1,133,234
Murphy Oil Corp.	10,625	438,175
NACCO Industries, Inc., Class A	700	19,369
Nordic American Tankers, Ltd.	14,173	56,409
Northern Oil and Gas, Inc.	817	30,368
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Overseas Shipholding Group, Inc., Class A	2,356	$19,979
Ovintiv, Inc.	5,307	248,739
PBF Energy, Inc., Class A	9,233	424,903
Peabody Energy Corp.	9,665	213,790
Permian Resources Corp.	60,715	980,547
PHX Minerals, Inc.	557	1,816
Range Resources Corp.	10,191	341,704
REX American Resources Corp. (A)	1,688	76,956
Riley Exploration Permian, Inc.	491	13,900
SandRidge Energy, Inc.	3,343	43,225
Scorpio Tankers, Inc.	4,270	347,108
SFL Corp., Ltd.	10,526	146,101
Sitio Royalties Corp., Class A	914	21,580
SM Energy Company	7,412	320,421
Southwestern Energy Company (A)	53,266	358,480
Talos Energy, Inc. (A)	8,311	100,979
Teekay Corp. (A)	5,602	50,250
Teekay Tankers, Ltd., Class A	2,780	191,292
VAALCO Energy, Inc.	1,682	10,546
Vitesse Energy, Inc.	1,343	31,829
World Kinect Corp.	5,267	135,889
		11,131,432
		13,916,957
Financials – 21.7%
Banks – 12.6%
1st Source Corp.	2,362	126,650
ACNB Corp.	394	14,290
Amalgamated Financial Corp.	2,221	60,855
Amerant Bancorp, Inc.	2,770	62,879
Ameris Bancorp	14,627	736,469
Ames National Corp.	500	10,245
Arrow Financial Corp.	1,150	29,958
Associated Banc-Corp.	14,499	306,654
Atlantic Union Bankshares Corp.	8,969	294,632
Axos Financial, Inc. (A)	5,257	300,438
Banc of California, Inc.	5,665	72,399
Bank of Marin Bancorp	1,851	29,968
Bank OZK	9,354	383,514
BankFinancial Corp.	2,146	22,082
BankUnited, Inc.	7,029	205,739
Bankwell Financial Group, Inc.	400	10,148
Banner Corp.	3,379	167,734
Bar Harbor Bankshares	1,690	45,427
BayCom Corp.	1,125	22,894
BCB Bancorp, Inc.	1,477	15,701
Berkshire Hills Bancorp, Inc.	4,838	110,306
Blue Foundry Bancorp (A)	912	8,272
Blue Ridge Bankshares, Inc. (A)	682	1,780
BOK Financial Corp.	5,102	467,547
Bridgewater Bancshares, Inc. (A)	798	9,265
Brookline Bancorp, Inc.	7,292	60,888
Business First Bancshares, Inc.	1,362	29,637
Byline Bancorp, Inc.	3,345	79,410
C&F Financial Corp.	627	30,221
Cadence Bank	13,177	372,646
Cambridge Bancorp	121	8,349
Camden National Corp.	1,722	56,826
Capital City Bank Group, Inc.	1,865	53,041
Capitol Federal Financial, Inc.	11,378	62,465
Carter Bankshares, Inc. (A)	1,494	22,589
Cathay General Bancorp	7,390	278,751
Central Pacific Financial Corp.	2,460	52,152
Chemung Financial Corp.	723	34,704
Citizens & Northern Corp.	960	17,174
Civista Bancshares, Inc.	1,114	17,256

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CNB Financial Corp.	1,562	$31,880
Colony Bankcorp, Inc.	959	11,748
Comerica, Inc.	6,128	312,773
Community Financial System, Inc.	4,349	205,316
Community Trust Bancorp, Inc.	1,615	70,511
Community West Bancshares	600	11,100
ConnectOne Bancorp, Inc.	2,683	50,682
CrossFirst Bankshares, Inc. (A)	3,053	42,803
Customers Bancorp, Inc. (A)	2,568	123,213
CVB Financial Corp.	7,286	125,611
Dime Community Bancshares, Inc.	3,811	77,744
Eagle Bancorp, Inc.	2,765	52,259
Eastern Bankshares, Inc.	3,103	43,380
Enterprise Bancorp, Inc.	246	6,120
Enterprise Financial Services Corp.	3,028	123,875
Equity Bancshares, Inc., Class A	1,442	50,758
ESSA Bancorp, Inc.	897	15,778
Evans Bancorp, Inc.	380	10,682
Farmers National Banc Corp.	1,865	23,294
FB Financial Corp.	3,353	130,868
Financial Institutions, Inc.	1,481	28,613
First Bancorp (North Carolina)	3,759	119,987
First Bancorp (Puerto Rico)	16,660	304,711
First Bank	900	11,466
First Busey Corp.	4,369	105,773
First Business Financial Services, Inc.	1,366	50,528
First Commonwealth Financial Corp.	8,341	115,189
First Community Bankshares, Inc.	2,201	81,085
First Financial Bancorp	8,400	186,648
First Financial Corp.	1,432	52,812
First Financial Northwest, Inc.	1,100	23,243
First Foundation, Inc.	4,373	28,643
First Hawaiian, Inc.	9,183	190,639
First Horizon Corp.	25,469	401,646
First Internet Bancorp	777	20,995
First Interstate BancSystem, Inc., Class A	4,845	134,546
First Merchants Corp.	5,458	181,697
First Mid Bancshares, Inc.	1,570	51,622
First Northwest Bancorp	800	7,752
First Western Financial, Inc. (A)	421	7,157
Flushing Financial Corp.	2,921	38,411
FNB Corp.	25,636	350,700
FS Bancorp, Inc.	400	14,580
Fulton Financial Corp.	13,791	234,171
German American Bancorp, Inc.	1,155	40,829
Great Southern Bancorp, Inc.	1,117	62,116
Guaranty Bancshares, Inc.	693	21,857
Hancock Whitney Corp.	7,556	361,403
Hanmi Financial Corp.	3,082	51,531
HarborOne Bancorp, Inc.	4,217	46,935
Heartland Financial USA, Inc.	3,376	150,063
Heritage Commerce Corp.	5,322	46,301
Heritage Financial Corp.	2,815	50,754
Hilltop Holdings, Inc.	4,528	141,636
Home Bancorp, Inc.	902	36,089
Home BancShares, Inc.	5,517	132,187
HomeStreet, Inc.	1,802	20,543
HomeTrust Bancshares, Inc.	560	16,817
Hope Bancorp, Inc.	10,431	112,029
Horizon Bancorp, Inc.	4,654	57,570
Independent Bank Corp. (Massachusetts)	2,735	138,719
Independent Bank Corp. (Michigan)	1,806	48,762
Independent Bank Group, Inc.	3,460	157,499
International Bancshares Corp.	4,680	267,743
Investar Holding Corp.	500	7,700
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Kearny Financial Corp.	6,261	$38,505
KeyCorp	800	11,368
LCNB Corp.	600	8,346
Live Oak Bancshares, Inc.	752	26,365
Macatawa Bank Corp.	5,091	74,329
Mercantile Bank Corp.	1,666	67,590
Metrocity Bankshares, Inc.	637	16,817
Metropolitan Bank Holding Corp. (A)	762	32,073
Mid Penn Bancorp, Inc.	1,196	26,252
Midland States Bancorp, Inc.	1,553	35,175
MidWestOne Financial Group, Inc.	1,343	30,204
MVB Financial Corp.	300	5,592
National Bank Holdings Corp., Class A	1,336	52,171
National Bankshares, Inc.	622	17,590
NBT Bancorp, Inc.	3,950	152,470
Nicolet Bankshares, Inc.	928	77,061
Northeast Bank	770	46,862
Northfield Bancorp, Inc.	4,825	45,741
Northrim BanCorp, Inc.	647	37,293
Northwest Bancshares, Inc.	9,669	111,677
Norwood Financial Corp.	1,188	30,151
OceanFirst Financial Corp.	5,012	79,641
OFG Bancorp	4,124	154,444
Old National Bancorp	20,659	355,128
Old Second Bancorp, Inc.	3,374	49,969
OP Bancorp	1,000	9,590
Origin Bancorp, Inc.	1,486	47,136
Orrstown Financial Services, Inc.	500	13,680
Pacific Premier Bancorp, Inc.	7,695	176,754
Pathward Financial, Inc.	1,912	108,162
PCB Bancorp	836	13,610
Peapack-Gladstone Financial Corp.	1,625	36,806
Penns Woods Bancorp, Inc.	1,188	24,413
Peoples Bancorp, Inc.	2,883	86,490
Pinnacle Financial Partners, Inc.	9,750	780,390
Popular, Inc.	5,183	458,333
Preferred Bank	672	50,729
Premier Financial Corp.	2,871	58,741
Primis Financial Corp.	3,850	40,348
Prosperity Bancshares, Inc.	6,242	381,636
Provident Financial Holdings, Inc.	1,778	22,225
Provident Financial Services, Inc.	12,126	174,008
QCR Holdings, Inc.	1,449	86,940
RBB Bancorp	1,075	20,221
Renasant Corp.	4,994	152,517
Republic Bancorp, Inc., Class A	1,449	77,681
Riverview Bancorp, Inc.	3,925	15,661
S&T Bancorp, Inc.	3,436	114,728
Sandy Spring Bancorp, Inc.	3,344	81,460
Seacoast Banking Corp. of Florida	2,776	65,625
Shore Bancshares, Inc.	2,923	33,468
Sierra Bancorp	1,759	39,366
Simmons First National Corp., Class A	9,236	162,369
SmartFinancial, Inc.	886	20,972
South Plains Financial, Inc.	443	11,961
Southern First Bancshares, Inc. (A)	537	15,702
Southern Missouri Bancorp, Inc.	1,012	45,550
Southside Bancshares, Inc.	1,224	33,795
SouthState Corp.	4,513	344,883
Stellar Bancorp, Inc.	783	17,978
Synovus Financial Corp.	6,966	279,964
Territorial Bancorp, Inc.	1,722	13,948
Texas Capital Bancshares, Inc. (A)	3,434	209,955
The Bank of NT Butterfield & Son, Ltd.	904	31,748
The First Bancorp, Inc.	1,316	32,703

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The First Bancshares, Inc.	1,916	$49,778
The First of Long Island Corp.	2,386	23,908
The Hingham Institution for Savings (C)	69	12,343
Tompkins Financial Corp.	505	24,695
Towne Bank	5,579	152,139
TriCo Bancshares	1,406	55,635
Triumph Financial, Inc. (A)	540	44,145
Trustmark Corp.	4,932	148,157
UMB Financial Corp.	1,305	108,863
United Bankshares, Inc.	7,422	240,770
United Community Banks, Inc.	6,679	170,047
Unity Bancorp, Inc.	430	12,715
Univest Financial Corp.	2,739	62,531
Valley National Bancorp	26,605	185,703
Veritex Holdings, Inc.	3,741	78,898
WaFd, Inc.	6,248	178,568
Washington Trust Bancorp, Inc.	1,035	28,369
Webster Financial Corp.	7,844	341,920
WesBanco, Inc.	5,865	163,692
Western Alliance Bancorp	2,670	167,729
Western New England Bancorp, Inc.	3,609	24,830
Wintrust Financial Corp.	3,511	346,044
WSFS Financial Corp.	4,396	206,612
Zions Bancorp NA	7,356	319,030
		20,046,228
Capital markets – 2.4%
Affiliated Managers Group, Inc.	123	19,216
AssetMark Financial Holdings, Inc. (A)	472	16,308
Brookfield Asset Management, Ltd., Class A	1,444	54,944
Houlihan Lokey, Inc.	6,929	934,445
Invesco, Ltd.	24,463	365,966
Janus Henderson Group PLC	9,860	332,381
Jefferies Financial Group, Inc.	3,004	149,479
Oppenheimer Holdings, Inc., Class A	1,182	56,630
PJT Partners, Inc., Class A	9,724	1,049,317
Stifel Financial Corp.	7,166	603,019
StoneX Group, Inc. (A)	2,062	155,289
Virtus Investment Partners, Inc.	126	28,457
		3,765,451
Consumer finance – 1.5%
Ally Financial, Inc.	18,145	719,812
Atlanticus Holdings Corp. (A)	505	14,231
Bread Financial Holdings, Inc.	4,838	215,581
Consumer Portfolio Services, Inc. (A)	1,066	10,447
Encore Capital Group, Inc. (A)	2,509	104,701
Enova International, Inc. (A)	3,425	213,206
EZCORP, Inc., Class A (A)	4,801	50,266
Green Dot Corp., Class A (A)	3,440	32,508
LendingClub Corp. (A)	7,056	59,694
Navient Corp.	12,275	178,724
Nelnet, Inc., Class A	2,648	267,077
Nicholas Financial, Inc. (A)	75	493
OneMain Holdings, Inc.	7,534	365,324
PRA Group, Inc. (A)	3,071	60,376
Regional Management Corp.	573	16,468
SoFi Technologies, Inc. (A)	14,736	97,405
World Acceptance Corp. (A)	141	17,425
		2,423,738
Financial services – 2.0%
Acacia Research Corp. (A)	2,172	10,882
Alerus Financial Corp.	904	17,727
A-Mark Precious Metals, Inc.	1,892	61,244
BM Technologies, Inc. (A)	367	826
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
California First Leasing Corp.	278	$5,421
Essent Group, Ltd.	3,880	218,017
Federal Agricultural Mortgage Corp., Class C	694	125,489
Flywire Corp. (A)	38,464	630,425
Jackson Financial, Inc., Class A	5,691	422,614
Merchants Bancorp	1,376	55,783
MGIC Investment Corp.	17,269	372,147
Mr. Cooper Group, Inc. (A)	3,087	250,757
NCR Atleos Corp. (A)	382	10,322
NMI Holdings, Inc. (A)	5,822	198,181
Onity Group, Inc. (A)	315	7,554
Paysafe, Ltd. (A)	1,393	24,628
PennyMac Financial Services, Inc.	3,720	351,912
Radian Group, Inc.	10,338	321,512
TrustCo Bank Corp. NY	1,826	52,534
Walker & Dunlop, Inc.	615	60,393
Waterstone Financial, Inc.	3,099	39,636
		3,238,004
Insurance – 3.2%
Ambac Financial Group, Inc. (A)	3,281	42,062
Assured Guaranty, Ltd.	5,503	424,556
Axis Capital Holdings, Ltd.	5,166	364,978
Brighthouse Financial, Inc. (A)	5,409	234,426
CNO Financial Group, Inc.	9,319	258,323
Donegal Group, Inc., Class A	2,876	37,043
Employers Holdings, Inc.	2,283	97,324
Enstar Group, Ltd. (A)	1,090	333,213
F&G Annuities & Life, Inc.	527	20,052
First American Financial Corp.	4,838	261,010
Fundamental Global, Inc. (A)	1,114	1,056
Genworth Financial, Inc. (A)	36,213	218,727
Globe Life, Inc.	653	53,729
Greenlight Capital Re, Ltd., Class A (A)	2,616	34,270
Heritage Insurance Holdings, Inc. (A)	657	4,652
Horace Mann Educators Corp.	3,303	107,744
Investors Title Company	189	34,045
James River Group Holdings, Ltd.	2,157	16,674
Kemper Corp.	995	59,033
Mercury General Corp.	4,889	259,801
National Western Life Group, Inc., Class A	221	109,824
Old Republic International Corp.	17,917	553,635
Oscar Health, Inc., Class A (A)	3,700	58,534
ProAssurance Corp. (A)	4,655	56,884
Safety Insurance Group, Inc.	612	45,918
SiriusPoint, Ltd. (A)	10,334	126,075
Stewart Information Services Corp.	1,817	112,799
Tiptree, Inc.	3,689	60,832
United Fire Group, Inc.	1,897	40,767
Universal Insurance Holdings, Inc.	3,287	61,664
Unum Group	10,883	556,230
White Mountains Insurance Group, Ltd.	205	372,577
		5,018,457
		34,491,878
Health care – 11.4%
Biotechnology – 3.8%
Allogene Therapeutics, Inc. (A)	4,442	10,350
Anika Therapeutics, Inc. (A)	1,585	40,148
Arcutis Biotherapeutics, Inc. (A)	27,440	255,192
BioCryst Pharmaceuticals, Inc. (A)	58,708	362,815
Crinetics Pharmaceuticals, Inc. (A)	15,350	687,527
Dynavax Technologies Corp. (A)	6,329	71,075
Emergent BioSolutions, Inc. (A)	2,676	18,250
Generation Bio Company (A)	4,046	11,410

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (A)	12,615	$660,521
Insmed, Inc. (A)	10,200	683,400
iTeos Therapeutics, Inc. (A)	1,538	22,824
Kodiak Sciences, Inc. (A)	1,185	2,785
Krystal Biotech, Inc. (A)	3,145	577,548
Myriad Genetics, Inc. (A)	993	24,289
ORIC Pharmaceuticals, Inc. (A)	1,649	11,658
PDL BioPharma, Inc. (A)(B)	5,434	3,260
REGENXBIO, Inc. (A)	862	10,085
Sage Therapeutics, Inc. (A)	2,666	28,953
SpringWorks Therapeutics, Inc. (A)	13,670	514,949
Travere Therapeutics, Inc. (A)	42,657	350,641
Ultragenyx Pharmaceutical, Inc. (A)	14,005	575,606
Vanda Pharmaceuticals, Inc. (A)	4,716	26,645
Veracyte, Inc. (A)	24,531	531,587
Vericel Corp. (A)	13,627	625,207
Zymeworks, Inc. (A)	1,431	12,178
		6,118,903
Health care equipment and supplies – 1.9%
AngioDynamics, Inc. (A)	3,198	19,348
Artivion, Inc. (A)	19,047	488,556
AtriCure, Inc. (A)	10,593	241,203
Avanos Medical, Inc. (A)	4,440	88,445
Enovis Corp. (A)	5,061	228,757
Envista Holdings Corp. (A)	10,702	177,974
FONAR Corp. (A)	463	7,408
Globus Medical, Inc., Class A (A)	9,178	628,601
ICU Medical, Inc. (A)	2,108	250,325
Inogen, Inc. (A)	1,678	13,642
Integer Holdings Corp. (A)	2,225	257,633
Integra LifeSciences Holdings Corp. (A)	10,282	299,617
Kewaunee Scientific Corp. (A)	83	3,918
LENSAR, Inc. (A)	783	3,524
LivaNova PLC (A)	1,624	89,028
Omnicell, Inc. (A)	344	9,312
OraSure Technologies, Inc. (A)	4,040	17,210
Orthofix Medical, Inc. (A)	2,161	28,655
QuidelOrtho Corp. (A)	824	27,373
Tactile Systems Technology, Inc. (A)	1,515	18,089
Utah Medical Products, Inc.	289	19,308
Varex Imaging Corp. (A)	4,007	59,023
		2,976,949
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	9,430	636,902
AdaptHealth Corp. (A)	1,098	10,980
Addus HomeCare Corp. (A)	1,766	205,050
Amedisys, Inc. (A)	2,199	201,868
Brookdale Senior Living, Inc. (A)	14,458	98,748
Castle Biosciences, Inc. (A)	726	15,805
Cross Country Healthcare, Inc. (A)	3,819	52,855
Enhabit, Inc. (A)	1,091	9,732
Fulgent Genetics, Inc. (A)	2,388	46,853
HealthEquity, Inc. (A)	9,030	778,386
National HealthCare Corp.	1,428	154,795
NeoGenomics, Inc. (A)	1,332	18,475
OPKO Health, Inc. (A)(C)	8,398	10,498
Owens & Minor, Inc. (A)	6,034	81,459
Patterson Companies, Inc.	7,120	171,734
Pediatrix Medical Group, Inc. (A)	5,689	42,952
PetIQ, Inc. (A)	1,147	25,303
Premier, Inc., Class A	7,830	146,186
Select Medical Holdings Corp.	2,451	85,932
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
US Physical Therapy, Inc.	7,159	$661,635
		3,456,148
Health care technology – 0.1%
American Well Corp., Class A (A)	9,568	3,108
Certara, Inc. (A)	5,777	80,011
Definitive Healthcare Corp. (A)	1,330	7,262
Health Catalyst, Inc. (A)	2,468	15,771
HealthStream, Inc.	1,969	54,935
Teladoc Health, Inc. (A)	7,613	74,455
TruBridge, Inc. (A)	1,067	10,670
		246,212
Life sciences tools and services – 1.3%
Azenta, Inc. (A)	17,522	921,991
Bio-Rad Laboratories, Inc., Class A (A)	796	217,396
CryoPort, Inc. (A)	15,095	104,306
Harvard Bioscience, Inc. (A)	5,200	14,820
MaxCyte, Inc. (A)	3,699	14,500
Medpace Holdings, Inc. (A)	1,876	772,631
Mesa Laboratories, Inc.	169	14,664
OmniAb, Inc. (A)	3,101	11,629
OmniAb, Inc., $12.50 Earnout Shares (A)	240	573
OmniAb, Inc., $15.00 Earnout Shares (A)	240	511
Personalis, Inc. (A)	1,146	1,341
Quanterix Corp. (A)	851	11,242
Seer, Inc. (A)	2,095	3,520
		2,089,124
Pharmaceuticals – 2.1%
ANI Pharmaceuticals, Inc. (A)	800	50,944
Catalent, Inc. (A)	2,622	147,435
Cumberland Pharmaceuticals, Inc. (A)	956	1,463
Elanco Animal Health, Inc. (A)	26,472	381,991
Innoviva, Inc. (A)	7,202	118,113
Intra-Cellular Therapies, Inc. (A)	9,342	639,834
Jazz Pharmaceuticals PLC (A)	796	84,957
Ligand Pharmaceuticals, Inc. (A)	1,301	109,622
Nektar Therapeutics (A)	10,585	13,125
Nuvation Bio, Inc. (A)	9,128	26,654
Pacira BioSciences, Inc. (A)	358	10,242
Perrigo Company PLC	9,542	245,039
Phathom Pharmaceuticals, Inc. (A)	25,481	262,454
Phibro Animal Health Corp., Class A	1,429	23,964
Pliant Therapeutics, Inc. (A)	1,976	21,242
Prestige Consumer Healthcare, Inc. (A)	777	53,496
Supernus Pharmaceuticals, Inc. (A)	22,657	606,075
Viatris, Inc.	50,346	535,178
		3,331,828
		18,219,164
Industrials – 17.5%
Aerospace and defense – 0.9%
AAR Corp. (A)	3,353	243,763
AerSale Corp. (A)	635	4,394
Ducommun, Inc. (A)	1,245	72,285
Hexcel Corp.	11,620	725,669
Kratos Defense & Security Solutions, Inc. (A)	3,850	77,039
Mercury Systems, Inc. (A)	3,577	96,543
National Presto Industries, Inc.	644	48,384
Park Aerospace Corp.	2,083	28,495
SIFCO Industries, Inc. (A)	1,000	3,100
V2X, Inc. (A)	1,029	49,351
		1,349,023
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	7,279	100,960

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Hub Group, Inc., Class A	4,836	$208,190
Radiant Logistics, Inc. (A)	3,764	21,417
		330,567
Building products – 1.3%
American Woodmark Corp. (A)	1,615	126,939
Apogee Enterprises, Inc.	2,178	136,855
AZZ, Inc.	1,376	106,296
Gibraltar Industries, Inc. (A)	13,246	908,013
Hayward Holdings, Inc. (A)	2,363	29,065
Insteel Industries, Inc.	1,689	52,291
JELD-WEN Holding, Inc. (A)	4,097	55,187
Masterbrand, Inc. (A)	2,252	33,059
Quanex Building Products Corp.	3,929	108,637
Resideo Technologies, Inc. (A)	11,229	219,639
UFP Industries, Inc.	3,246	363,552
		2,139,533
Commercial services and supplies – 1.1%
ABM Industries, Inc.	5,899	298,312
ACCO Brands Corp.	8,323	39,118
Acme United Corp.	733	25,706
Brady Corp., Class A	3,025	199,711
BrightView Holdings, Inc. (A)	8,669	115,298
CECO Environmental Corp. (A)	2,637	76,077
Civeo Corp.	673	16,771
Deluxe Corp.	3,291	73,916
Ennis, Inc.	2,608	57,089
Enviri Corp. (A)	7,551	65,165
Healthcare Services Group, Inc. (A)	2,180	23,064
HNI Corp.	1,894	85,268
Interface, Inc.	2,884	42,337
Matthews International Corp., Class A	2,517	63,051
MillerKnoll, Inc.	1,587	42,040
NL Industries, Inc.	3,260	19,658
OPENLANE, Inc. (A)	8,224	136,436
Steelcase, Inc., Class A	6,532	84,655
UniFirst Corp.	667	114,411
Virco Manufacturing Corp.	1,200	16,728
VSE Corp.	1,368	120,767
		1,715,578
Construction and engineering – 1.4%
Arcosa, Inc.	3,482	290,434
Argan, Inc.	1,446	105,789
Concrete Pumping Holdings, Inc. (A)	1,800	10,818
Granite Construction, Inc.	3,746	232,140
Great Lakes Dredge & Dock Corp. (A)	6,888	60,477
IES Holdings, Inc. (A)	1,180	164,409
MDU Resources Group, Inc.	8,560	214,856
Northwest Pipe Company (A)	1,306	44,365
Orion Group Holdings, Inc. (A)	4,263	40,541
Primoris Services Corp.	4,151	207,093
Sterling Infrastructure, Inc. (A)	6,584	779,151
Tutor Perini Corp. (A)	4,167	90,757
		2,240,830
Electrical equipment – 1.3%
Allient, Inc.	300	7,581
Atkore, Inc.	6,183	834,272
Encore Wire Corp.	138	39,997
EnerSys	1,533	158,696
LSI Industries, Inc.	4,131	59,776
Powell Industries, Inc.	1,244	178,390
Preformed Line Products Company	492	61,274
Regal Rexnord Corp.	2,033	274,902
Sensata Technologies Holding PLC	4,690	175,359
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Shoals Technologies Group, Inc., Class A (A)	29,680	$185,203
Sunrun, Inc. (A)	2,009	23,827
Thermon Group Holdings, Inc. (A)	3,483	107,137
Ultralife Corp. (A)	1,984	21,070
		2,127,484
Ground transportation – 1.0%
ArcBest Corp.	2,462	263,631
Covenant Logistics Group, Inc.	1,513	74,576
Heartland Express, Inc.	4,107	50,639
Hertz Global Holdings, Inc. (A)	1,310	4,624
Knight-Swift Transportation Holdings, Inc.	8,732	435,901
Marten Transport, Ltd.	6,368	117,490
PAM Transportation Services, Inc. (A)	2,085	36,216
Ryder System, Inc.	3,393	420,325
Schneider National, Inc., Class B	3,459	83,569
Universal Logistics Holdings, Inc.	600	24,354
Werner Enterprises, Inc.	4,155	148,874
		1,660,199
Machinery – 5.1%
3D Systems Corp. (A)	5,104	15,669
AGCO Corp.	3,294	322,417
Alamo Group, Inc.	5,002	865,346
Albany International Corp., Class A	743	62,746
Astec Industries, Inc.	2,415	71,629
Barnes Group, Inc.	4,989	206,594
Columbus McKinnon Corp.	14,178	489,708
Commercial Vehicle Group, Inc. (A)	2,492	12,211
Enpro, Inc.	1,502	218,646
ESCO Technologies, Inc.	1,885	198,000
Gates Industrial Corp. PLC (A)	54,461	861,028
Gencor Industries, Inc. (A)	2,100	40,614
Graham Corp. (A)	333	9,377
Helios Technologies, Inc.	1,138	54,340
Hillenbrand, Inc.	14,894	596,058
Hillman Solutions Corp. (A)	1,223	10,824
Hurco Companies, Inc.	1,054	16,084
Hyster-Yale, Inc.	466	32,494
Kennametal, Inc.	6,313	148,608
LB Foster Company, Class A (A)	1,699	36,562
Luxfer Holdings PLC	1,836	21,279
Mayville Engineering Company, Inc. (A)	1,096	18,259
Miller Industries, Inc.	1,434	78,899
Mueller Industries, Inc.	4,486	255,433
NN, Inc. (A)	2,376	7,128
Oshkosh Corp.	547	59,185
Park-Ohio Holdings Corp.	749	19,392
Perma-Pipe International Holdings, Inc. (A)	1,100	9,790
Proto Labs, Inc. (A)	1,588	49,053
RBC Bearings, Inc. (A)	2,879	776,697
REV Group, Inc.	5,224	130,025
SPX Technologies, Inc. (A)	8,830	1,255,096
Standex International Corp.	310	49,957
Stanley Black & Decker, Inc.	4,757	380,037
Stratasys, Ltd. (A)	1,753	14,708
Terex Corp.	1,727	94,709
The Eastern Company	1,471	37,466
The Gorman-Rupp Company	1,454	53,376
The Greenbrier Companies, Inc.	2,830	140,227
The Manitowoc Company, Inc. (A)	3,343	38,545
The Timken Company	1,134	90,867
Titan International, Inc. (A)	3,936	29,166
Trinity Industries, Inc.	7,997	239,270
Twin Disc, Inc.	1,650	19,437

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabash National Corp.	1,980	$43,243
		8,180,199
Marine transportation – 0.6%
Costamare, Inc.	9,592	157,597
Genco Shipping & Trading, Ltd.	4,550	96,961
Kirby Corp. (A)	2,675	320,278
Matson, Inc.	2,346	307,256
Pangaea Logistics Solutions, Ltd.	1,768	13,843
		895,935
Passenger airlines – 0.7%
Alaska Air Group, Inc. (A)	10,508	424,523
Allegiant Travel Company	1,247	62,637
Copa Holdings SA, Class A	905	86,138
Hawaiian Holdings, Inc. (A)	3,931	48,862
JetBlue Airways Corp. (A)	22,528	137,196
SkyWest, Inc. (A)	3,644	299,063
Spirit Airlines, Inc. (C)	5,129	18,772
		1,077,191
Professional services – 2.0%
Alight, Inc., Class A (A)	11,549	85,232
Asure Software, Inc. (A)	1,391	11,684
BGSF, Inc.	800	6,840
CACI International, Inc., Class A (A)	1,823	784,127
Clarivate PLC (A)	26,193	149,038
Concentrix Corp.	1,811	114,600
Conduent, Inc. (A)	14,444	47,087
Dun & Bradstreet Holdings, Inc.	11,479	106,296
Exponent, Inc.	8,160	776,179
First Advantage Corp.	1,878	30,179
Genpact, Ltd.	2,273	73,168
Heidrick & Struggles International, Inc.	1,672	52,802
Huron Consulting Group, Inc. (A)	876	86,286
ICF International, Inc.	1,429	212,149
Kelly Services, Inc., Class A	3,287	70,375
Korn Ferry	3,492	234,453
ManpowerGroup, Inc.	2,142	149,512
Mistras Group, Inc. (A)	2,232	18,503
NV5 Global, Inc. (A)	533	49,553
Resources Connection, Inc.	4,120	45,485
TrueBlue, Inc. (A)	3,219	33,156
Willdan Group, Inc. (A)	400	11,540
		3,148,244
Trading companies and distributors – 1.9%
Air Lease Corp.	9,143	434,567
BlueLinx Holdings, Inc. (A)	893	83,129
Boise Cascade Company	3,470	413,693
Distribution Solutions Group, Inc. (A)	1,306	39,180
DNOW, Inc. (A)	9,968	136,861
DXP Enterprises, Inc. (A)	1,767	80,999
GMS, Inc. (A)	1,599	128,895
Hudson Technologies, Inc. (A)	2,645	23,250
McGrath RentCorp	1,288	137,236
MRC Global, Inc. (A)	2,745	35,438
Rush Enterprises, Inc., Class A	5,371	224,884
Rush Enterprises, Inc., Class B	1,675	65,727
SiteOne Landscape Supply, Inc. (A)	6,161	748,007
Titan Machinery, Inc. (A)	2,366	37,619
WESCO International, Inc.	2,849	451,623
Willis Lease Finance Corp.	406	28,136
		3,069,244
		27,934,027
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 11.5%
Communications equipment – 0.6%
Aviat Networks, Inc. (A)	829	$23,784
Comtech Telecommunications Corp. (A)	2,706	8,199
Digi International, Inc. (A)	4,035	92,523
Juniper Networks, Inc.	6,436	234,657
KVH Industries, Inc. (A)	910	4,232
NETGEAR, Inc. (A)	3,326	50,888
NetScout Systems, Inc. (A)	5,946	108,752
Optical Cable Corp. (A)	931	2,523
Ribbon Communications, Inc. (A)	8,541	28,100
Viasat, Inc. (A)	1,578	20,041
Viavi Solutions, Inc. (A)	48,362	332,247
		905,946
Electronic equipment, instruments and components – 4.2%
Advanced Energy Industries, Inc.	4,448	483,764
Arrow Electronics, Inc. (A)	5,466	660,074
Avnet, Inc.	8,420	433,546
Bel Fuse, Inc., Class B	1,641	107,059
Belden, Inc.	2,581	242,098
Benchmark Electronics, Inc.	3,813	150,461
Coherent Corp. (A)	4,769	345,562
CTS Corp.	3,299	167,028
Daktronics, Inc. (A)	3,929	54,810
ePlus, Inc. (A)	1,924	141,760
FARO Technologies, Inc. (A)	684	10,944
Flex, Ltd. (A)	7,198	212,269
Frequency Electronics, Inc. (A)	1,783	16,243
IPG Photonics Corp. (A)	325	27,427
Key Tronic Corp. (A)	1,900	7,695
Kimball Electronics, Inc. (A)	3,036	66,731
Knowles Corp. (A)	7,107	122,667
Methode Electronics, Inc.	2,971	30,750
Mirion Technologies, Inc. (A)	1,282	13,769
Novanta, Inc. (A)	6,769	1,104,092
OSI Systems, Inc. (A)	1,258	173,000
PC Connection, Inc.	2,391	153,502
Plexus Corp. (A)	2,005	206,876
RF Industries, Ltd. (A)	120	419
Richardson Electronics, Ltd.	1,461	17,371
Rogers Corp. (A)	1,273	153,537
Sanmina Corp. (A)	4,939	327,209
ScanSource, Inc. (A)	2,542	112,636
TD SYNNEX Corp.	5,567	642,432
TTM Technologies, Inc. (A)	10,649	206,910
Vishay Intertechnology, Inc.	10,499	234,128
Vishay Precision Group, Inc. (A)	1,686	51,322
		6,678,091
IT services – 0.5%
Brightcove, Inc. (A)	2,443	5,790
DXC Technology Company (A)	15,631	298,396
Fastly, Inc., Class A (A)	2,307	17,003
Information Services Group, Inc.	4,400	12,936
Thoughtworks Holding, Inc. (A)	74,280	210,955
Twilio, Inc., Class A (A)	5,556	315,636
		860,716
Semiconductors and semiconductor equipment – 2.8%
Allegro MicroSystems, Inc. (A)	21,509	607,414
Alpha & Omega Semiconductor, Ltd. (A)	2,746	102,618
Amkor Technology, Inc.	14,122	565,162
Amtech Systems, Inc. (A)	2,404	14,087
AXT, Inc. (A)	4,229	14,294
CEVA, Inc. (A)	1,976	38,117
Cohu, Inc. (A)	4,842	160,270
Diodes, Inc. (A)	2,678	192,629

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ichor Holdings, Ltd. (A)	2,659	$102,504
Kulicke & Soffa Industries, Inc.	4,804	236,309
MACOM Technology Solutions Holdings, Inc. (A)	9,364	1,043,805
Magnachip Semiconductor Corp. (A)	2,526	12,302
MaxLinear, Inc. (A)	981	19,757
Photronics, Inc. (A)	5,882	145,109
Power Integrations, Inc.	7,557	530,426
Silicon Laboratories, Inc. (A)	4,522	500,269
Ultra Clean Holdings, Inc. (A)	3,668	179,732
		4,464,804
Software – 3.3%
ACI Worldwide, Inc. (A)	2,439	96,560
Appfolio, Inc., Class A (A)	4,127	1,009,340
Aspen Technology, Inc. (A)	1,913	379,979
Aware, Inc. (A)	2,160	4,255
Cerence, Inc. (A)	2,239	6,336
CleanSpark, Inc. (A)	5,547	88,475
Consensus Cloud Solutions, Inc. (A)	218	3,745
CyberArk Software, Ltd. (A)	5,283	1,444,478
Daily Journal Corp. (A)	41	16,174
Digital Turbine, Inc. (A)	2,201	3,654
E2open Parent Holdings, Inc. (A)	9,012	40,464
Intapp, Inc. (A)	26,883	985,800
Matterport, Inc. (A)	13,199	59,000
Mitek Systems, Inc. (A)	1,915	21,410
Olo, Inc., Class A (A)	5,945	26,277
ON24, Inc. (A)	2,666	16,023
SecureWorks Corp., Class A (A)	1,000	7,000
SolarWinds Corp.	12,240	147,492
The Descartes Systems Group, Inc. (A)	9,088	880,082
Upland Software, Inc. (A)	1,064	2,649
Verint Systems, Inc. (A)	1,067	34,357
Xperi, Inc. (A)	1,943	15,952
		5,289,502
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	22,218
Xerox Holdings Corp.	12,185	141,590
		163,808
		18,362,867
Materials – 6.9%
Chemicals – 3.3%
AdvanSix, Inc.	2,405	55,123
Alto Ingredients, Inc. (A)	3,300	4,769
American Vanguard Corp.	2,933	25,224
Arcadium Lithium PLC (A)	1,263	4,244
Ashland, Inc.	4,068	384,385
Avient Corp.	21,170	924,071
Balchem Corp.	4,514	694,930
Core Molding Technologies, Inc. (A)	1,000	15,940
Eastman Chemical Company	1,511	148,033
Ecovyst, Inc. (A)	9,373	84,076
Huntsman Corp.	15,185	345,762
Innospec, Inc.	1,890	233,585
Intrepid Potash, Inc. (A)	1,117	26,171
Koppers Holdings, Inc.	1,694	62,661
Kronos Worldwide, Inc.	3,820	47,941
LSB Industries, Inc. (A)	3,748	30,659
Mativ Holdings, Inc.	4,760	80,730
Minerals Technologies, Inc.	2,720	226,195
Olin Corp.	5,905	278,421
Perimeter Solutions SA (A)	4,158	32,557
Quaker Chemical Corp.	3,930	666,921
Rayonier Advanced Materials, Inc. (A)	4,555	24,779
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Sensient Technologies Corp.	756	$56,088
Stepan Company	1,794	150,624
The Mosaic Company	13,589	392,722
Tronox Holdings PLC	13,420	210,560
		5,207,171
Containers and packaging – 1.1%
Berry Global Group, Inc.	7,897	464,738
Graphic Packaging Holding Company	3,243	84,999
Greif, Inc., Class A	1,784	102,526
Greif, Inc., Class B	913	57,053
Myers Industries, Inc.	617	8,255
O-I Glass, Inc. (A)	7,974	88,751
Pactiv Evergreen, Inc.	3,705	41,941
Ranpak Holdings Corp. (A)	1,842	11,844
Silgan Holdings, Inc.	1,655	70,056
Sonoco Products Company	2,355	119,446
TriMas Corp.	1,856	47,439
Westrock Company	13,906	698,916
		1,795,964
Metals and mining – 2.4%
Alcoa Corp.	8,882	353,326
Alpha Metallurgical Resources, Inc.	1,110	311,388
Ampco-Pittsburgh Corp. (A)	1,644	1,266
Arch Resources, Inc.	1,503	228,802
Ascent Industries Company (A)	2,209	21,560
Cleveland-Cliffs, Inc. (A)	29,634	456,067
Coeur Mining, Inc. (A)	26,119	146,789
Commercial Metals Company	8,423	463,181
Compass Minerals International, Inc.	1,647	17,014
Friedman Industries, Inc.	1,511	22,816
Haynes International, Inc.	1,127	66,155
Hecla Mining Company	42,155	204,452
Materion Corp.	1,721	186,092
Metallus, Inc. (A)	3,682	74,634
MP Materials Corp. (A)	2,290	29,152
Nexa Resources SA (A)	900	6,876
Olympic Steel, Inc.	1,438	64,466
Radius Recycling, Inc.	3,077	46,986
Ryerson Holding Corp.	2,583	50,369
SunCoke Energy, Inc.	6,433	63,043
Tredegar Corp. (A)	1,654	7,923
U.S. Steel Corp.	13,527	511,321
Universal Stainless & Alloy Products, Inc. (A)	1,562	42,768
Warrior Met Coal, Inc.	3,785	237,584
Worthington Steel, Inc. (A)	3,451	115,125
		3,729,155
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	77,407
Glatfelter Corp. (A)	4,610	6,408
Mercer International, Inc.	7,458	63,691
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	300	20,580
		178,794
		10,911,084
Real estate – 1.7%
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	6,092	608,347
Industrial REITs – 0.4%
STAG Industrial, Inc.	16,732	603,356
Real estate management and development – 0.9%
Anywhere Real Estate, Inc. (A)	9,125	30,204
Cushman & Wakefield PLC (A)	14,309	148,814

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
DigitalBridge Group, Inc.	4,243	$58,129
Douglas Elliman, Inc. (A)	6,219	7,214
Five Point Holdings LLC, Class A (A)	2,659	7,791
Forestar Group, Inc. (A)	2,613	83,590
FRP Holdings, Inc. (A)	1,862	53,104
Howard Hughes Holdings, Inc. (A)	3,339	216,434
Jones Lang LaSalle, Inc. (A)	2,430	498,830
Kennedy-Wilson Holdings, Inc.	9,598	93,293
Marcus & Millichap, Inc.	3,679	115,962
Newmark Group, Inc., Class A	7,419	75,896
Rafael Holdings, Inc., Class B (A)	500	720
RE/MAX Holdings, Inc., Class A	2,193	17,763
Stratus Properties, Inc. (A)	1,025	25,851
Tejon Ranch Company (A)	2,396	40,876
		1,474,471
		2,686,174
Utilities – 0.1%
Electric utilities – 0.0%
Genie Energy, Ltd., B Shares	1,000	14,620
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,508	9,831
Brookfield Renewable Corp., Class A	1,596	45,294
Montauk Renewables, Inc. (A)	2,000	11,400
Ormat Technologies, Inc.	878	62,953
Sunnova Energy International, Inc. (A)(C)	7,526	41,995
		171,473
		186,093
TOTAL COMMON STOCKS (Cost $136,460,568)		$158,005,957
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 5.2940% (D)(E)	84,854	848,271
State Street Institutional Treasury Money Market Fund, Premier Class, 5.2123% (D)	887,157	887,157
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (D)	279,169	279,169
TOTAL SHORT-TERM INVESTMENTS (Cost $2,014,636)		$2,014,597
Total Investments (Small Cap Opportunities Trust) (Cost $138,475,204) – 100.5%		$160,020,554
Other assets and liabilities, net – (0.5%)		(784,195)
TOTAL NET ASSETS – 100.0%		$159,236,359
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	All or a portion of this security is on loan as of 6-30-24.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 3.3%
Entertainment – 0.6%
Eventbrite, Inc., Class A (A)	382,872	$1,853,100
Interactive media and services – 1.6%
CarGurus, Inc. (A)	85,117	2,230,065
Ziff Davis, Inc. (A)	39,490	2,173,925
		4,403,990
Media – 1.1%
Criteo SA, ADR (A)	80,659	3,042,457
		9,299,547
Consumer discretionary – 11.4%
Automobile components – 0.7%
Visteon Corp. (A)	18,796	2,005,533
Broadline retail – 0.8%
Global-e Online, Ltd. (A)	63,134	2,289,870
Diversified consumer services – 2.4%
Duolingo, Inc. (A)	6,146	1,282,486
European Wax Center, Inc., Class A (A)(B)	152,740	1,516,708
H&R Block, Inc.	69,399	3,763,508
		6,562,702
Hotels, restaurants and leisure – 2.0%
Genius Sports, Ltd. (A)	340,991	1,858,401
Wingstop, Inc.	9,047	3,823,805
		5,682,206
Household durables – 1.4%
Skyline Champion Corp. (A)	56,909	3,855,585
Leisure products – 0.7%
YETI Holdings, Inc. (A)	54,056	2,062,236
Specialty retail – 2.4%
Abercrombie & Fitch Company, Class A (A)	19,894	3,537,949
Boot Barn Holdings, Inc. (A)	24,061	3,102,185
		6,640,134
Textiles, apparel and luxury goods – 1.0%
Crocs, Inc. (A)	18,531	2,704,414
		31,802,680
Consumer staples – 3.3%
Personal care products – 3.3%
e.l.f. Beauty, Inc. (A)	43,768	9,222,792
Energy – 5.5%
Energy equipment and services – 2.5%
Cactus, Inc., Class A	79,223	4,178,221
Seadrill, Ltd. (A)	56,384	2,903,776
		7,081,997
Oil, gas and consumable fuels – 3.0%
Chord Energy Corp.	19,383	3,250,141
Viper Energy, Inc.	133,606	5,014,233
		8,264,374
		15,346,371

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 4.5%
Banks – 1.0%
Cadence Bank	96,649	$2,733,234
Capital markets – 1.3%
PJT Partners, Inc., Class A	33,366	3,600,525
Insurance – 1.1%
SiriusPoint, Ltd. (A)	243,852	2,974,994
Mortgage real estate investment trusts – 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	109,056	3,228,058
		12,536,811
Health care – 23.9%
Biotechnology – 12.0%
Akero Therapeutics, Inc. (A)	45,842	1,075,453
Apellis Pharmaceuticals, Inc. (A)	20,563	788,797
Apogee Therapeutics, Inc. (A)	27,792	1,093,615
Arcturus Therapeutics Holdings, Inc. (A)	26,781	652,117
Avidity Biosciences, Inc. (A)	35,706	1,458,590
Blueprint Medicines Corp. (A)	22,869	2,464,821
Celldex Therapeutics, Inc. (A)	51,480	1,905,275
Crinetics Pharmaceuticals, Inc. (A)	29,848	1,336,892
Cytokinetics, Inc. (A)	32,211	1,745,192
Disc Medicine, Inc. (A)	29,745	1,340,607
Geron Corp. (A)	256,571	1,087,861
Immatics NV (A)	104,340	1,212,431
Immunocore Holdings PLC, ADR (A)	18,614	630,828
Insmed, Inc. (A)	15,808	1,059,136
Intellia Therapeutics, Inc. (A)	26,412	591,101
Kymera Therapeutics, Inc. (A)	25,169	751,295
Merus NV (A)	22,736	1,345,289
Morphic Holding, Inc. (A)	23,356	795,739
Nurix Therapeutics, Inc. (A)	44,772	934,392
Prothena Corp. PLC (A)	17,225	355,524
PTC Therapeutics, Inc. (A)	32,228	985,532
REVOLUTION Medicines, Inc. (A)	74,129	2,876,946
Rocket Pharmaceuticals, Inc. (A)	88,067	1,896,083
Savara, Inc. (A)	218,043	878,713
Syndax Pharmaceuticals, Inc. (A)	70,280	1,442,848
Vaxcyte, Inc. (A)	36,503	2,756,342
		33,461,419
Health care equipment and supplies – 7.4%
Glaukos Corp. (A)	22,353	2,645,478
Haemonetics Corp. (A)	46,583	3,853,812
Inari Medical, Inc. (A)	45,476	2,189,669
Inspire Medical Systems, Inc. (A)	15,577	2,084,670
PROCEPT BioRobotics Corp. (A)	119,507	7,300,683
TransMedics Group, Inc. (A)	18,108	2,727,427
		20,801,739
Health care providers and services – 2.7%
Acadia Healthcare Company, Inc. (A)	33,375	2,254,148
HealthEquity, Inc. (A)	35,802	3,086,132
Hims & Hers Health, Inc. (A)	112,279	2,266,913
		7,607,193
Pharmaceuticals – 1.8%
Intra-Cellular Therapies, Inc. (A)	32,227	2,207,227
Longboard Pharmaceuticals, Inc. (A)(B)	37,743	1,020,193
Structure Therapeutics, Inc., ADR (A)	26,410	1,037,121
Verona Pharma PLC, ADR (A)	50,817	734,814
		4,999,355
		66,869,706
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 24.5%
Aerospace and defense – 2.0%
Curtiss-Wright Corp.	20,142	$5,458,079
Building products – 3.6%
The AZEK Company, Inc. (A)	142,257	5,993,287
Zurn Elkay Water Solutions Corp.	140,804	4,139,638
		10,132,925
Commercial services and supplies – 1.7%
Aris Water Solutions, Inc., Class A	90,756	1,422,147
Casella Waste Systems, Inc., Class A (A)	34,291	3,402,353
		4,824,500
Construction and engineering – 4.9%
Ameresco, Inc., Class A (A)	60,741	1,749,948
Comfort Systems USA, Inc.	17,674	5,375,017
Fluor Corp. (A)	151,222	6,585,718
		13,710,683
Electrical equipment – 2.1%
Acuity Brands, Inc.	10,822	2,612,864
NEXTracker, Inc., Class A (A)	46,665	2,187,655
Shoals Technologies Group, Inc., Class A (A)	171,777	1,071,888
		5,872,407
Machinery – 0.7%
The Middleby Corp. (A)	16,865	2,067,818
Professional services – 5.8%
EXL Service Holdings, Inc. (A)	154,557	4,846,908
TriNet Group, Inc.	33,977	3,397,700
Verra Mobility Corp. (A)	287,791	7,827,916
		16,072,524
Trading companies and distributors – 3.7%
Applied Industrial Technologies, Inc.	39,293	7,622,842
Rush Enterprises, Inc., Class A	64,215	2,688,682
		10,311,524
		68,450,460
Information technology – 16.1%
Communications equipment – 0.4%
Calix, Inc. (A)	31,749	1,124,867
Electronic equipment, instruments and components – 2.6%
ePlus, Inc. (A)	22,845	1,683,220
Fabrinet (A)	7,731	1,892,471
Novanta, Inc. (A)	21,810	3,557,429
		7,133,120
IT services – 1.1%
Squarespace, Inc., Class A (A)	70,992	3,097,381
Semiconductors and semiconductor equipment – 3.0%
MKS Instruments, Inc.	20,305	2,651,427
SiTime Corp. (A)	15,759	1,960,104
Synaptics, Inc. (A)	25,601	2,258,008
Universal Display Corp.	7,794	1,638,689
		8,508,228
Software – 9.0%
Clearwater Analytics Holdings, Inc., Class A (A)	145,130	2,687,808
CyberArk Software, Ltd. (A)	17,575	4,805,357
DoubleVerify Holdings, Inc. (A)	121,579	2,367,143
Five9, Inc. (A)	43,933	1,937,445
Intapp, Inc. (A)	40,182	1,473,474
Jamf Holding Corp. (A)	158,792	2,620,068
Manhattan Associates, Inc. (A)	12,296	3,033,177
PowerSchool Holdings, Inc., Class A (A)	188,113	4,211,850

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Sprout Social, Inc., Class A (A)	54,208	$1,934,141
		25,070,463
		44,934,059
Materials – 2.7%
Chemicals – 2.7%
Arcadium Lithium PLC (A)	355,969	1,196,056
Cabot Corp.	70,877	6,512,888
		7,708,944
Real estate – 2.7%
Hotel and resort REITs – 1.5%
Ryman Hospitality Properties, Inc.	42,744	4,268,416
Retail REITs – 1.2%
Phillips Edison & Company, Inc.	98,118	3,209,440
		7,477,856
TOTAL COMMON STOCKS (Cost $234,075,138)		$273,649,226
EXCHANGE-TRADED FUNDS – 0.8%
iShares Russell 2000 Growth ETF (B)	8,211	2,155,634
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,152,650)		$2,155,634
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 0.5%
John Hancock Collateral Trust, 5.2940% (C)(D)	153,954	1,539,049
Repurchase agreement – 0.6%
Societe Generale SA Tri-Party Repurchase Agreement dated 6-28-24 at 5.310% to be repurchased at $1,600,708 on 7-1-24, collateralized by $1,775,297 Federal National Mortgage Association, 3.500% due 2-1-48 (valued at $1,632,000)	$1,600,000	1,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,139,031)		$3,139,049
Total Investments (Small Cap Stock Trust) (Cost $239,366,819) – 99.8%		$278,943,909
Other assets and liabilities, net – 0.2%		567,537
TOTAL NET ASSETS – 100.0%		$279,511,446
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 1.1%
Interactive media and services – 1.1%
Shutterstock, Inc. (A)	130,527	$5,051,395
Consumer discretionary – 10.5%
Automobile components – 2.3%
The Goodyear Tire & Rubber Company (B)	460,995	5,232,293
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp. (B)	47,888	$5,109,650
		10,341,943
Hotels, restaurants and leisure – 1.3%
Wyndham Hotels & Resorts, Inc.	77,856	5,761,344
Household durables – 3.5%
Century Communities, Inc.	52,025	4,248,362
Sonos, Inc. (B)	388,395	5,732,710
Tri Pointe Homes, Inc. (B)	149,529	5,569,955
		15,551,027
Specialty retail – 1.1%
Monro, Inc.	200,273	4,778,514
Textiles, apparel and luxury goods – 2.3%
Kontoor Brands, Inc.	72,863	4,819,887
Oxford Industries, Inc.	53,403	5,348,310
		10,168,197
		46,601,025
Consumer staples – 2.6%
Food products – 1.3%
Post Holdings, Inc. (B)	55,189	5,748,486
Household products – 1.3%
Spectrum Brands Holdings, Inc.	69,452	5,968,010
		11,716,496
Energy – 6.9%
Energy equipment and services – 1.1%
Valaris, Ltd. (B)	67,298	5,013,701
Oil, gas and consumable fuels – 5.8%
Chord Energy Corp.	51,471	8,630,657
Gulfport Energy Corp. (B)	60,633	9,155,582
Sitio Royalties Corp., Class A	334,238	7,891,359
		25,677,598
		30,691,299
Financials – 25.9%
Banks – 17.0%
1st Source Corp.	107,765	5,778,359
Bank OZK	146,644	6,012,404
Berkshire Hills Bancorp, Inc.	239,492	5,460,418
Cadence Bank	244,896	6,925,659
Eastern Bankshares, Inc.	285,555	3,992,059
Enterprise Financial Services Corp.	170,307	6,967,259
First Busey Corp.	272,345	6,593,472
First Interstate BancSystem, Inc., Class A	124,983	3,470,778
Hancock Whitney Corp.	160,533	7,678,293
National Bank Holdings Corp., Class A	208,966	8,160,122
Seacoast Banking Corp. of Florida	303,300	7,170,012
Synovus Financial Corp.	186,223	7,484,302
		75,693,137
Capital markets – 1.3%
Houlihan Lokey, Inc.	41,874	5,647,128
Consumer finance – 1.7%
Bread Financial Holdings, Inc.	170,008	7,575,556
Financial services – 1.0%
NMI Holdings, Inc. (B)	132,596	4,513,568
Insurance – 4.9%
Assured Guaranty, Ltd.	71,380	5,506,967
Kemper Corp.	116,938	6,937,932
ProAssurance Corp. (B)	321,700	3,931,174
SiriusPoint, Ltd. (B)	13,691	167,030
White Mountains Insurance Group, Ltd.	2,862	5,201,542
		21,744,645
		115,174,034

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care – 5.3%
Health care equipment and supplies – 3.7%
Haemonetics Corp. (B)	62,108	$5,138,195
ICU Medical, Inc. (B)	49,104	5,831,100
Integra LifeSciences Holdings Corp. (B)	178,996	5,215,943
		16,185,238
Health care providers and services – 1.6%
Acadia Healthcare Company, Inc. (B)	51,635	3,487,428
AMN Healthcare Services, Inc. (B)	72,744	3,726,675
		7,214,103
		23,399,341
Industrials – 15.9%
Building products – 2.4%
American Woodmark Corp. (B)	73,121	5,747,311
Janus International Group, Inc. (B)	375,208	4,738,877
		10,486,188
Commercial services and supplies – 3.6%
ACCO Brands Corp.	823,268	3,869,360
Brady Corp., Class A	91,068	6,012,309
Vestis Corp.	491,942	6,016,451
		15,898,120
Electrical equipment – 0.7%
Thermon Group Holdings, Inc. (B)	94,356	2,902,391
Ground transportation – 1.3%
Ryder System, Inc.	48,118	5,960,858
Machinery – 2.0%
John Bean Technologies Corp.	39,516	3,752,835
The Middleby Corp. (B)	43,206	5,297,488
		9,050,323
Professional services – 4.3%
Huron Consulting Group, Inc. (B)	63,574	6,262,039
Maximus, Inc.	46,882	4,017,787
Science Applications International Corp.	30,534	3,589,272
WNS Holdings, Ltd. (B)	100,672	5,285,280
		19,154,378
Trading companies and distributors – 1.6%
Air Lease Corp.	151,589	7,205,025
		70,657,283
Information technology – 8.3%
Electronic equipment, instruments and components – 4.9%
Belden, Inc.	79,982	7,502,312
CTS Corp.	85,986	4,353,471
ePlus, Inc. (B)	75,803	5,585,165
Knowles Corp. (B)	261,430	4,512,282
		21,953,230
Software – 3.4%
ACI Worldwide, Inc. (B)	204,563	8,098,649
Progress Software Corp.	130,485	7,080,116
		15,178,765
		37,131,995
Materials – 7.7%
Chemicals – 5.7%
Axalta Coating Systems, Ltd. (B)	197,529	6,749,566
Element Solutions, Inc.	293,007	7,946,350
HB Fuller Company	67,932	5,228,047
Mativ Holdings, Inc.	327,822	5,559,861
		25,483,824
Containers and packaging – 2.0%
TriMas Corp.	353,969	9,047,449
		34,531,273
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 10.6%
Diversified REITs – 0.8%
Alexander & Baldwin, Inc.	202,847	$3,440,285
Hotel and resort REITs – 1.6%
DiamondRock Hospitality Company	579,555	4,897,240
Pebblebrook Hotel Trust	160,721	2,209,914
		7,107,154
Industrial REITs – 0.8%
LXP Industrial Trust	372,489	3,397,100
Real estate management and development – 1.2%
Colliers International Group, Inc.	49,981	5,580,379
Residential REITs – 2.7%
Centerspace	80,719	5,459,026
Independence Realty Trust, Inc.	349,331	6,546,463
		12,005,489
Retail REITs – 2.3%
NETSTREIT Corp.	317,402	5,110,172
Phillips Edison & Company, Inc.	164,201	5,371,015
		10,481,187
Specialized REITs – 1.2%
PotlatchDeltic Corp.	134,029	5,279,402
		47,290,996
Utilities – 3.2%
Electric utilities – 2.0%
PNM Resources, Inc.	103,546	3,827,060
Portland General Electric Company	117,964	5,100,763
		8,927,823
Gas utilities – 1.2%
ONE Gas, Inc.	87,116	5,562,357
		14,490,180
TOTAL COMMON STOCKS (Cost $402,436,932)		$436,735,317
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 0.1%
John Hancock Collateral Trust, 5.2940% (C)(D)	21,242	212,351
Repurchase agreement – 1.3%
Bank of America Tri-Party Repurchase Agreement dated 6-28-24 at 5.320% to be repurchased at $5,902,616 on 7-1-24, collateralized by $7,821,487 Federal Home Loan Mortgage Corp., 2.000% - 3.500% due 5-1-30 to 8-1-52 (valued at $6,018,001)	$5,900,000	5,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,112,342)		$6,112,351
Total Investments (Small Cap Value Trust) (Cost $408,549,274) – 99.4%		$442,847,668
Other assets and liabilities, net – 0.6%		2,493,893
TOTAL NET ASSETS – 100.0%		$445,341,561
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 6-30-24.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.0%
Communication services – 1.5%
Diversified telecommunication services – 0.4%
Frontier Communications Parent, Inc. (A)	16,352	$428,095
Media – 1.1%
Advantage Solutions, Inc. (A)(B)	71,229	229,357
The New York Times Company, Class A	22,369	1,145,516
		1,374,873
		1,802,968
Consumer discretionary – 10.7%
Automobile components – 1.5%
Dorman Products, Inc. (A)	7,628	697,809
LCI Industries	5,047	521,759
Modine Manufacturing Company (A)	2,700	270,513
Visteon Corp. (A)	2,842	303,241
		1,793,322
Broadline retail – 0.1%
Savers Value Village, Inc. (A)	13,760	168,422
Distributors – 0.2%
Pool Corp.	696	213,902
Diversified consumer services – 1.1%
Strategic Education, Inc.	12,577	1,391,771
Hotels, restaurants and leisure – 1.7%
Cava Group, Inc. (A)	3,978	368,960
Dutch Bros, Inc., Class A (A)	8,484	351,238
Marriott Vacations Worldwide Corp.	5,736	500,868
Papa John's International, Inc.	11,522	541,304
Wyndham Hotels & Resorts, Inc.	3,897	288,378
		2,050,748
Household durables – 1.9%
Meritage Homes Corp.	9,384	1,518,800
Skyline Champion Corp. (A)	6,000	406,500
Smith Douglas Homes Corp. (A)	8,475	198,146
Taylor Morrison Home Corp. (A)	4,500	249,480
		2,372,926
Leisure products – 0.1%
Peloton Interactive, Inc., Class A (A)	57,938	195,830
Specialty retail – 3.0%
Abercrombie & Fitch Company, Class A (A)	2,000	355,680
Asbury Automotive Group, Inc. (A)	3,405	775,897
Boot Barn Holdings, Inc. (A)	1,500	193,395
Caleres, Inc.	11,721	393,826
Carvana Company (A)	4,987	641,927
Floor & Decor Holdings, Inc., Class A (A)	2,902	288,488
Monro, Inc.	19,768	471,664
Urban Outfitters, Inc. (A)	8,200	336,610
Victoria's Secret & Company (A)	10,600	187,302
		3,644,789
Textiles, apparel and luxury goods – 1.1%
Figs, Inc., Class A (A)	79,711	424,860
Steven Madden, Ltd.	20,955	886,397
		1,311,257
		13,142,967
Consumer staples – 2.0%
Food products – 1.5%
Nomad Foods, Ltd.	43,522	717,243
Post Holdings, Inc. (A)	6,893	717,975
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
TreeHouse Foods, Inc. (A)	11,600	$425,024
		1,860,242
Personal care products – 0.5%
BellRing Brands, Inc. (A)	11,300	645,682
		2,505,924
Energy – 8.9%
Energy equipment and services – 4.2%
Cactus, Inc., Class A	17,821	939,880
ChampionX Corp.	32,616	1,083,177
Enerflex, Ltd.	94,023	507,724
Expro Group Holdings NV (A)	29,257	670,570
Liberty Energy, Inc.	28,672	598,958
TechnipFMC PLC	49,865	1,303,970
		5,104,279
Oil, gas and consumable fuels – 4.7%
Magnolia Oil & Gas Corp., Class A	31,992	810,677
Matador Resources Company	31,642	1,885,863
Permian Resources Corp.	62,445	1,008,487
Range Resources Corp.	35,189	1,179,887
Southwestern Energy Company (A)	130,976	881,468
		5,766,382
		10,870,661
Financials – 25.6%
Banks – 16.4%
Banc of California, Inc.	32,000	408,960
BankUnited, Inc.	23,946	700,899
Cathay General Bancorp	17,100	645,012
Columbia Banking System, Inc.	56,949	1,132,716
CrossFirst Bankshares, Inc. (A)	36,668	514,085
Eastern Bankshares, Inc.	72,718	1,016,598
FB Financial Corp.	29,166	1,138,349
HarborOne Bancorp, Inc.	47,415	527,729
Home BancShares, Inc.	46,012	1,102,448
Live Oak Bancshares, Inc.	28,704	1,006,362
National Bank Holdings Corp., Class A	26,262	1,025,531
Pinnacle Financial Partners, Inc.	23,732	1,899,509
Popular, Inc.	16,823	1,487,658
Preferred Bank	9,382	708,247
Prosperity Bancshares, Inc.	10,069	615,619
Southern First Bancshares, Inc. (A)	8,371	244,768
SouthState Corp.	15,624	1,193,986
Synovus Financial Corp.	9,700	389,843
Texas Capital Bancshares, Inc. (A)	14,837	907,134
Towne Bank	33,775	921,044
Webster Financial Corp.	16,508	719,584
Western Alliance Bancorp	13,250	832,365
WSFS Financial Corp.	21,386	1,005,142
		20,143,588
Capital markets – 1.5%
Houlihan Lokey, Inc.	10,202	1,375,842
StepStone Group, Inc., Class A	8,585	393,966
		1,769,808
Consumer finance – 0.5%
NerdWallet, Inc., Class A (A)	22,415	327,259
PRA Group, Inc. (A)	12,565	247,028
		574,287
Financial services – 2.8%
PennyMac Financial Services, Inc.	21,543	2,037,969
Voya Financial, Inc.	5,900	419,785

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Walker & Dunlop, Inc.	9,566	$939,381
		3,397,135
Insurance – 3.1%
Bowhead Specialty Holdings, Inc. (A)	2,215	56,128
First American Financial Corp.	9,404	507,346
James River Group Holdings, Ltd.	22,805	176,283
Oscar Health, Inc., Class A (A)	28,700	454,034
Primerica, Inc.	1,200	283,896
ProAssurance Corp. (A)	37,290	455,684
Ryan Specialty Holdings, Inc.	18,192	1,053,499
Selective Insurance Group, Inc.	4,100	384,703
The Hanover Insurance Group, Inc.	3,200	401,408
		3,772,981
Mortgage real estate investment trusts – 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	34,812	1,030,435
PennyMac Mortgage Investment Trust	44,665	614,144
		1,644,579
		31,302,378
Health care – 8.4%
Biotechnology – 3.7%
Apellis Pharmaceuticals, Inc. (A)	5,423	208,026
Arrowhead Pharmaceuticals, Inc. (A)	7,300	189,727
Black Diamond Therapeutics, Inc. (A)	45,300	211,098
Blueprint Medicines Corp. (A)	1,607	173,202
Cabaletta Bio, Inc. (A)	9,300	69,564
Crinetics Pharmaceuticals, Inc. (A)	6,068	271,786
CRISPR Therapeutics AG (A)(B)	3,191	172,346
Cytokinetics, Inc. (A)	15,214	824,295
Immatics NV (A)	29,409	341,733
Immunocore Holdings PLC, ADR (A)	8,800	298,232
Ionis Pharmaceuticals, Inc. (A)	12,186	580,785
Iovance Biotherapeutics, Inc. (A)	18,500	148,370
Sana Biotechnology, Inc. (A)	21,700	118,482
Syndax Pharmaceuticals, Inc. (A)	8,893	182,573
Vaxcyte, Inc. (A)	5,685	429,274
Verve Therapeutics, Inc. (A)	15,880	77,494
Xenon Pharmaceuticals, Inc. (A)	5,100	198,849
Zentalis Pharmaceuticals, Inc. (A)	9,583	39,194
		4,535,030
Health care equipment and supplies – 1.2%
Atrion Corp.	293	132,562
Avanos Medical, Inc. (A)	16,300	324,696
Dentsply Sirona, Inc.	4,400	109,604
Lantheus Holdings, Inc. (A)	6,733	540,593
QuidelOrtho Corp. (A)	10,090	335,190
		1,442,645
Health care providers and services – 2.3%
Privia Health Group, Inc. (A)	11,700	203,346
Select Medical Holdings Corp.	37,634	1,319,448
The Ensign Group, Inc.	7,353	909,493
The Pennant Group, Inc. (A)	18,781	435,531
		2,867,818
Health care technology – 0.5%
Doximity, Inc., Class A (A)	6,100	170,617
Phreesia, Inc. (A)	14,159	300,171
Waystar Holding Corp. (A)	7,258	156,047
		626,835
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	40,833	589,220
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Neumora Therapeutics, Inc. (A)(B)	22,301	$219,219
		808,439
		10,280,767
Industrials – 13.8%
Aerospace and defense – 1.1%
Leonardo DRS, Inc. (A)	16,659	424,971
Loar Holdings, Inc. (A)	1,865	99,610
Moog, Inc., Class A	5,300	886,690
		1,411,271
Building products – 1.4%
UFP Industries, Inc.	8,728	977,536
Zurn Elkay Water Solutions Corp.	25,300	743,820
		1,721,356
Commercial services and supplies – 2.4%
Brady Corp., Class A	15,225	1,005,155
BrightView Holdings, Inc. (A)	18,723	249,016
Casella Waste Systems, Inc., Class A (A)	7,700	763,994
MSA Safety, Inc.	2,731	512,581
VSE Corp.	4,442	392,140
		2,922,886
Construction and engineering – 1.1%
Arcosa, Inc.	2,000	166,820
Valmont Industries, Inc.	1,931	529,963
WillScot Mobile Mini Holdings Corp. (A)	15,997	602,127
		1,298,910
Ground transportation – 0.9%
Landstar System, Inc.	5,694	1,050,429
Machinery – 3.2%
Crane Company	3,900	565,422
Enpro, Inc.	2,100	305,697
Esab Corp.	8,994	849,303
ESCO Technologies, Inc.	4,361	458,079
John Bean Technologies Corp.	3,500	332,395
RBC Bearings, Inc. (A)	2,879	776,697
SPX Technologies, Inc. (A)	4,245	603,384
		3,890,977
Passenger airlines – 0.3%
Allegiant Travel Company	7,831	393,351
Professional services – 1.6%
FTI Consulting, Inc. (A)	2,920	629,348
Parsons Corp. (A)	10,209	835,198
Paycor HCM, Inc. (A)	30,307	384,899
Ul Solutions, Inc., Class A	3,473	146,526
		1,995,971
Trading companies and distributors – 1.8%
Beacon Roofing Supply, Inc. (A)	14,060	1,272,430
Herc Holdings, Inc.	3,972	529,428
MSC Industrial Direct Company, Inc., Class A	5,100	404,481
		2,206,339
		16,891,490
Information technology – 6.3%
Communications equipment – 0.3%
Viavi Solutions, Inc. (A)	53,097	364,776
Electronic equipment, instruments and components – 2.1%
Littelfuse, Inc.	2,935	750,157
Mirion Technologies, Inc. (A)	52,935	568,522
PAR Technology Corp. (A)	7,819	368,197
Vishay Intertechnology, Inc.	16,400	365,720

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Vontier Corp.	11,568	$441,898
		2,494,494
IT services – 0.2%
Endava PLC, ADR (A)	9,248	270,412
Semiconductors and semiconductor equipment – 2.3%
Diodes, Inc. (A)	5,738	412,734
Entegris, Inc.	1,862	252,115
Lattice Semiconductor Corp. (A)	7,191	417,006
MACOM Technology Solutions Holdings, Inc. (A)	7,532	839,592
Onto Innovation, Inc. (A)	4,089	897,781
		2,819,228
Software – 1.4%
Altair Engineering, Inc., Class A (A)	2,100	205,968
Amplitude, Inc., Class A (A)	13,700	121,930
DoubleVerify Holdings, Inc. (A)	15,366	299,176
Intapp, Inc. (A)	6,284	230,434
JFrog, Ltd. (A)	6,134	230,332
NCino, Inc. (A)	12,288	386,458
Workiva, Inc. (A)	3,291	240,210
		1,714,508
		7,663,418
Materials – 4.8%
Chemicals – 1.6%
Element Solutions, Inc.	37,068	1,005,284
Orion SA	23,349	512,277
Quaker Chemical Corp.	2,552	433,074
		1,950,635
Containers and packaging – 0.2%
Pactiv Evergreen, Inc.	18,500	209,420
Metals and mining – 2.6%
Carpenter Technology Corp.	5,637	617,702
Constellium SE (A)	56,853	1,071,679
Hudbay Minerals, Inc.	47,100	426,255
Reliance, Inc.	3,689	1,053,578
		3,169,214
Paper and forest products – 0.4%
Clearwater Paper Corp. (A)	5,671	274,873
West Fraser Timber Company, Ltd.	3,814	293,182
		568,055
		5,897,324
Real estate – 10.0%
Diversified REITs – 0.8%
Essential Properties Realty Trust, Inc.	37,403	1,036,437
Hotel and resort REITs – 1.0%
Apple Hospitality REIT, Inc.	86,000	1,250,440
Industrial REITs – 1.9%
EastGroup Properties, Inc.	5,808	987,941
Terreno Realty Corp.	21,754	1,287,402
		2,275,343
Office REITs – 0.8%
Highwoods Properties, Inc.	19,882	522,300
Kilroy Realty Corp.	13,100	408,327
		930,627
Real estate management and development – 1.2%
FirstService Corp.	4,000	609,480
Opendoor Technologies, Inc. (A)	72,400	133,216
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
The St. Joe Company	13,793	$754,477
		1,497,173
Residential REITs – 1.5%
Independence Realty Trust, Inc.	60,996	1,143,065
UMH Properties, Inc.	44,000	703,560
		1,846,625
Retail REITs – 1.4%
NETSTREIT Corp.	41,390	666,379
Saul Centers, Inc.	15,309	562,912
The Macerich Company	32,700	504,888
		1,734,179
Specialized REITs – 1.4%
CubeSmart	19,377	875,259
PotlatchDeltic Corp.	7,296	287,389
Safehold, Inc.	28,822	555,976
		1,718,624
		12,289,448
Utilities – 4.0%
Electric utilities – 2.2%
IDACORP, Inc.	7,798	726,384
MGE Energy, Inc.	7,196	537,685
OGE Energy Corp.	16,900	603,330
PNM Resources, Inc.	21,800	805,728
		2,673,127
Gas utilities – 1.1%
Chesapeake Utilities Corp.	6,427	682,547
ONE Gas, Inc.	11,437	730,252
		1,412,799
Water utilities – 0.7%
Artesian Resources Corp., Class A	5,610	197,248
California Water Service Group	13,719	665,234
		862,482
		4,948,408
TOTAL COMMON STOCKS (Cost $99,336,092)		$117,595,753
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	169
TOTAL WARRANTS (Cost $6,099)		$169
SHORT-TERM INVESTMENTS – 4.1%
Short-term funds – 4.1%
John Hancock Collateral Trust, 5.2940% (C)(D)	49,536	495,204
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (C)	622,205	622,205
T. Rowe Price Government Reserve Fund, 5.3534% (C)	3,889,958	3,889,958
TOTAL SHORT-TERM INVESTMENTS (Cost $5,007,392)		$5,007,367
Total Investments (Small Company Value Trust) (Cost $104,349,583) – 100.1%		$122,603,289
Other assets and liabilities, net – (0.1%)		(107,768)
TOTAL NET ASSETS – 100.0%		$122,495,521
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	The rate shown is the annualized seven-day yield as of 6-30-24.

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.7%
Communication services – 6.4%
Diversified telecommunication services – 0.9%
Anterix, Inc. (A)	2,137	$84,604
AST SpaceMobile, Inc. (A)(B)	19,068	221,379
AT&T, Inc.	598,625	11,439,724
ATN International, Inc.	1,942	44,278
Bandwidth, Inc., Class A (A)	4,075	68,786
BT Group PLC	857,477	1,520,178
Cellnex Telecom SA (A)(C)	65,554	2,132,109
Cogent Communications Holdings, Inc.	7,068	398,918
Consolidated Communications Holdings, Inc. (A)	13,612	59,893
Deutsche Telekom AG	429,647	10,799,395
Elisa OYJ	18,854	863,190
Frontier Communications Parent, Inc. (A)	41,436	1,084,794
Globalstar, Inc. (A)	109,108	122,201
HKT Trust & HKT, Ltd.	502,362	563,471
IDT Corp., Class B	2,511	90,195
Infrastrutture Wireless Italiane SpA (C)	44,547	463,988
Iridium Communications, Inc.	22,493	598,764
Koninklijke KPN NV	523,266	2,005,539
Liberty Latin America, Ltd., Class A (A)	5,254	50,491
Liberty Latin America, Ltd., Class C (A)	21,878	210,466
Lumen Technologies, Inc. (A)	157,775	173,553
Nippon Telegraph & Telephone Corp.	3,961,040	3,745,571
Orange SA	246,829	2,475,819
Shenandoah Telecommunications Company	8,193	133,792
Singapore Telecommunications, Ltd.	859,167	1,738,586
Singapore Telecommunications, Ltd.	258,829	523,256
Spark New Zealand, Ltd.	240,476	609,638
Swisscom AG	3,433	1,930,429
Telecom Italia SpA (A)(B)	1,320,883	315,927
Telefonica SA	609,820	2,583,343
Telenor ASA	83,479	953,329
Telia Company AB	312,746	838,499
Telstra Group, Ltd.	536,074	1,294,199
Verizon Communications, Inc.	351,421	14,492,602
		64,630,906
Entertainment – 0.9%
AMC Entertainment Holdings, Inc., Class A (A)	44,855	223,378
Atlanta Braves Holdings, Inc., Series A (A)	2,213	91,463
Atlanta Braves Holdings, Inc., Series C (A)	7,556	298,009
Bollore SE	94,438	554,438
Capcom Company, Ltd.	45,925	868,758
Cinemark Holdings, Inc. (A)	17,687	382,393
CTS Eventim AG & Company KGaA	8,272	688,639
Electronic Arts, Inc.	20,097	2,800,115
Eventbrite, Inc., Class A (A)	13,950	67,518
IMAX Corp. (A)	6,952	116,585
Konami Group Corp.	13,315	962,733
Lions Gate Entertainment Corp., Class A (A)	9,568	90,131
Lions Gate Entertainment Corp., Class B (A)	19,986	171,280
Live Nation Entertainment, Inc. (A)	12,208	1,144,378
Madison Square Garden Entertainment Corp. (A)	6,285	215,136
Netflix, Inc. (A)	35,988	24,287,581
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Nexon Company, Ltd.	44,554	$828,893
Nintendo Company, Ltd.	137,722	7,354,566
Playstudios, Inc. (A)	14,355	29,715
Reservoir Media, Inc. (A)	4,120	32,548
Sea, Ltd., ADR (A)	48,551	3,467,512
Sphere Entertainment Company (A)	4,273	149,811
Take-Two Interactive Software, Inc. (A)	12,900	2,005,821
The Marcus Corp.	4,085	46,446
The Walt Disney Company	152,233	15,115,215
TKO Group Holdings, Inc.	10,911	1,178,279
Toho Company, Ltd.	14,832	433,896
Universal Music Group NV	109,078	3,244,881
Vivid Seats, Inc., Class A (A)	12,884	74,083
Warner Brothers Discovery, Inc. (A)	190,934	1,420,549
Warner Music Group Corp., Class A	26,229	803,919
		69,148,669
Interactive media and services – 3.7%
Alphabet, Inc., Class A	490,576	89,358,418
Alphabet, Inc., Class C	408,180	74,868,376
Auto Trader Group PLC (C)	119,455	1,202,334
Bumble, Inc., Class A (A)	15,329	161,108
CarGurus, Inc. (A)	14,057	368,293
Cars.com, Inc. (A)	10,518	207,205
carsales.com, Ltd.	47,494	1,111,936
EverQuote, Inc., Class A (A)	4,096	85,443
FuboTV, Inc. (A)(B)	43,330	53,729
Getty Images Holdings, Inc. (A)	16,635	54,230
Grindr, Inc. (A)	4,219	51,641
LY Corp.	354,319	855,564
Match Group, Inc. (A)	23,387	710,497
MediaAlpha, Inc., Class A (A)	4,171	54,932
Meta Platforms, Inc., Class A	183,026	92,285,370
Nextdoor Holdings, Inc. (A)	29,332	81,543
Outbrain, Inc. (A)	7,296	36,334
QuinStreet, Inc. (A)	8,649	143,487
REA Group, Ltd.	7,005	914,675
Scout24 SE (C)	9,942	759,607
SEEK, Ltd.	47,220	670,220
Shutterstock, Inc.	3,971	153,678
TrueCar, Inc. (A)	13,804	43,207
Vimeo, Inc. (A)	24,315	90,695
Yelp, Inc. (A)	10,379	383,504
Ziff Davis, Inc. (A)	15,763	867,753
ZipRecruiter, Inc., Class A (A)	11,740	106,717
ZoomInfo Technologies, Inc. (A)	52,640	672,213
		266,352,709
Media – 0.5%
Advantage Solutions, Inc. (A)(B)	17,945	57,783
AMC Networks, Inc., Class A (A)	5,319	51,382
Boston Omaha Corp., Class A (A)	4,348	58,524
Cable One, Inc.	902	319,308
Cardlytics, Inc. (A)	6,561	53,866
Charter Communications, Inc., Class A (A)	8,081	2,415,896
Clear Channel Outdoor Holdings, Inc. (A)	58,847	82,974
Comcast Corp., Class A	326,904	12,801,561
Dentsu Group, Inc.	26,859	680,082
EchoStar Corp., Class A (A)	19,663	350,198
Entravision Communications Corp., Class A	12,379	25,129
Fox Corp., Class A	17,152	589,514
Fox Corp., Class B	11,349	363,395
Gambling.com Group, Ltd. (A)	3,184	26,172
Gannett Company, Inc. (A)	23,354	107,662
Gray Television, Inc.	14,332	74,526
Ibotta, Inc., Class A (A)	1,233	92,672

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Informa PLC	180,395	$1,946,812
Innovid Corp. (A)	18,558	34,332
Integral Ad Science Holding Corp. (A)	11,814	114,832
John Wiley & Sons, Inc., Class A	5,738	233,537
Magnite, Inc. (A)	20,287	269,614
National CineMedia, Inc. (A)	11,663	51,201
News Corp., Class A	32,700	901,539
News Corp., Class B	9,863	280,011
Nexstar Media Group, Inc.	5,777	959,040
Omnicom Group, Inc.	15,769	1,414,479
Paramount Global, Class B (B)	41,511	431,299
Publicis Groupe SA (B)	30,340	3,222,686
PubMatic, Inc., Class A (A)	6,834	138,799
Scholastic Corp.	3,763	133,474
Sinclair, Inc.	5,376	71,662
Stagwell, Inc. (A)	15,017	102,416
TechTarget, Inc. (A)	4,223	131,631
TEGNA, Inc.	58,853	820,411
The EW Scripps Company, Class A (A)	10,696	33,585
The Interpublic Group of Companies, Inc.	32,954	958,632
The New York Times Company, Class A	30,291	1,551,202
Thryv Holdings, Inc. (A)	5,395	96,139
Townsquare Media, Inc., Class A	2,631	28,836
Vivendi SE	95,568	998,840
WideOpenWest, Inc. (A)	8,509	46,034
WPP PLC	142,971	1,309,138
		34,430,825
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	10,452	100,548
KDDI Corp.	198,408	5,256,127
SoftBank Corp.	378,283	4,626,405
SoftBank Group Corp.	136,402	8,773,540
Spok Holdings, Inc.	2,981	44,149
Tele2 AB, B Shares	71,123	717,943
Telephone & Data Systems, Inc.	15,933	330,291
Tingo Group, Inc. (A)	19,584	392
T-Mobile US, Inc.	43,094	7,592,301
Vodafone Group PLC	3,051,262	2,699,873
		30,141,569
		464,704,678
Consumer discretionary – 10.2%
Automobile components – 0.4%
Adient PLC (A)	31,158	769,914
Aisin Corp.	19,531	638,053
American Axle & Manufacturing Holdings, Inc. (A)	18,516	129,427
Aptiv PLC (A)	22,374	1,575,577
Autoliv, Inc.	13,415	1,435,271
BorgWarner, Inc.	19,770	637,385
Bridgestone Corp. (B)	75,685	2,986,484
Cie Generale des Etablissements Michelin SCA	90,035	3,479,952
Continental AG	14,582	825,884
Cooper-Standard Holdings, Inc. (A)	2,930	36,449
Dana, Inc.	20,921	253,563
Denso Corp.	250,676	3,912,809
Dorman Products, Inc. (A)	4,237	387,601
Fox Factory Holding Corp. (A)	6,847	329,957
Gentex Corp.	42,823	1,443,563
Gentherm, Inc. (A)	5,074	250,250
Holley, Inc. (A)	8,136	29,127
Koito Manufacturing Company, Ltd.	26,524	365,668
LCI Industries	3,979	411,349
Lear Corp.	10,519	1,201,375
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Luminar Technologies, Inc. (A)(B)	56,003	$83,444
Modine Manufacturing Company (A)	8,295	831,076
Patrick Industries, Inc.	3,450	374,498
PHINIA, Inc.	7,339	288,863
Solid Power, Inc. (A)(B)	27,664	45,646
Standard Motor Products, Inc.	3,628	100,604
Stoneridge, Inc. (A)	4,794	76,512
Sumitomo Electric Industries, Ltd.	94,720	1,480,900
The Goodyear Tire & Rubber Company (A)	98,335	1,116,102
Visteon Corp. (A)	9,443	1,007,568
XPEL, Inc. (A)	4,185	148,819
		26,653,690
Automobiles – 1.7%
Bayerische Motoren Werke AG	42,271	3,998,475
Ferrari NV	16,709	6,818,803
Ford Motor Company	326,001	4,088,053
General Motors Company	95,327	4,428,892
Harley-Davidson, Inc.	22,673	760,452
Honda Motor Company, Ltd.	594,922	6,395,402
Isuzu Motors, Ltd.	77,292	1,027,555
Mazda Motor Corp.	75,375	726,690
Mercedes-Benz Group AG	106,362	7,361,474
Nissan Motor Company, Ltd.	310,943	1,055,640
Polestar Automotive Holding UK PLC, SDR (A)	21,468	16,887
Renault SA	25,480	1,306,735
Stellantis NV	293,700	5,806,069
Subaru Corp.	79,949	1,700,144
Suzuki Motor Corp.	208,337	2,405,169
Tesla, Inc. (A)	231,728	45,854,337
Thor Industries, Inc.	9,878	923,099
Toyota Motor Corp.	1,405,745	28,842,319
Volkswagen AG	3,911	468,631
Volvo Car AB, B Shares (A)	98,739	305,300
Winnebago Industries, Inc.	4,535	245,797
Yamaha Motor Company, Ltd. (B)	118,381	1,100,564
		125,636,487
Broadline retail – 2.4%
Amazon.com, Inc. (A)	764,822	147,801,852
eBay, Inc.	42,067	2,259,839
Etsy, Inc. (A)	10,303	607,671
Global-e Online, Ltd. (A)	13,227	479,743
Groupon, Inc. (A)	3,766	57,620
Macy's, Inc.	50,969	978,605
Next PLC	16,009	1,826,915
Nordstrom, Inc.	18,145	385,037
Ollie's Bargain Outlet Holdings, Inc. (A)	11,353	1,114,524
Pan Pacific International Holdings Corp.	50,495	1,181,170
Prosus NV (A)	187,912	6,681,864
Rakuten Group, Inc. (A)	198,872	1,030,243
Savers Value Village, Inc. (A)	3,990	48,838
Wesfarmers, Ltd.	150,424	6,513,580
		170,967,501
Distributors – 0.1%
D'ieteren Group	2,848	603,068
Genuine Parts Company	11,235	1,554,025
GigaCloud Technology, Inc., Class A (A)	3,803	115,687
LKQ Corp.	23,025	957,610
Pool Corp.	3,328	1,022,794
Weyco Group, Inc.	940	28,501
		4,281,685
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	6,257	426,790

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
American Public Education, Inc. (A)	2,660	$46,763
Carriage Services, Inc.	2,244	60,229
Chegg, Inc. (A)	16,465	52,029
Coursera, Inc. (A)	22,467	160,864
Duolingo, Inc. (A)	6,852	1,429,807
European Wax Center, Inc., Class A (A)	5,625	55,856
Frontdoor, Inc. (A)	12,467	421,260
Graham Holdings Company, Class B	1,149	803,783
Grand Canyon Education, Inc. (A)	5,431	759,851
H&R Block, Inc.	25,846	1,401,629
Laureate Education, Inc.	21,408	319,836
Lincoln Educational Services Corp. (A)	4,466	52,967
Mister Car Wash, Inc. (A)	15,124	107,683
OneSpaWorld Holdings, Ltd. (A)	16,297	250,485
Pearson PLC	80,965	1,011,024
Perdoceo Education Corp.	10,553	226,045
Service Corp. International	26,972	1,918,518
Strategic Education, Inc.	3,567	394,724
Stride, Inc. (A)	6,805	479,753
Udemy, Inc. (A)	15,744	135,871
Universal Technical Institute, Inc. (A)	6,484	101,993
		10,617,760
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	8,790	90,185
Accor SA	25,702	1,051,700
Airbnb, Inc., Class A (A)	36,692	5,563,608
Amadeus IT Group SA	59,717	3,973,832
Aramark	48,715	1,657,284
Aristocrat Leisure, Ltd.	75,790	2,509,825
Bally's Corp. (A)	4,036	48,311
Biglari Holdings, Inc., Class B (A)	150	29,007
BJ's Restaurants, Inc. (A)	3,016	104,655
Bloomin' Brands, Inc.	12,521	240,779
Booking Holdings, Inc.	2,836	11,234,814
Boyd Gaming Corp.	12,478	687,538
Brinker International, Inc. (A)	7,065	511,435
Caesars Entertainment, Inc. (A)	18,560	737,574
Carnival Corp. (A)	86,687	1,622,781
Chipotle Mexican Grill, Inc. (A)	114,850	7,195,353
Choice Hotels International, Inc. (B)	4,426	526,694
Churchill Downs, Inc.	12,390	1,729,644
Chuy's Holdings, Inc. (A)	2,791	72,343
Compass Group PLC	225,748	6,150,121
Cracker Barrel Old Country Store, Inc. (B)	3,561	150,132
Darden Restaurants, Inc.	9,514	1,439,658
Dave & Buster's Entertainment, Inc. (A)	5,252	209,082
Delivery Hero SE (A)(C)	25,438	604,269
Denny's Corp. (A)	8,709	61,834
Despegar.com Corp. (A)	10,073	133,266
Dine Brands Global, Inc.	2,574	93,179
Domino's Pizza, Inc.	3,001	1,549,506
El Pollo Loco Holdings, Inc. (A)	4,292	48,543
Entain PLC	84,699	671,636
Everi Holdings, Inc. (A)	13,429	112,804
Evolution AB (C)	24,382	2,537,906
Expedia Group, Inc. (A)	10,324	1,300,721
First Watch Restaurant Group, Inc. (A)	5,065	88,941
Flutter Entertainment PLC (A)	23,522	4,278,606
Full House Resorts, Inc. (A)	5,941	29,705
Galaxy Entertainment Group, Ltd.	289,879	1,349,075
Genting Singapore, Ltd.	801,586	509,521
Global Business Travel Group I (A)	20,665	136,389
Golden Entertainment, Inc.	3,192	99,303
Hilton Grand Vacations, Inc. (A)	24,385	985,886
Hilton Worldwide Holdings, Inc.	20,961	4,573,690
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Hyatt Hotels Corp., Class A	8,369	$1,271,418
Inspired Entertainment, Inc. (A)	4,195	38,384
InterContinental Hotels Group PLC	21,626	2,272,380
International Game Technology PLC	18,140	371,144
Jack in the Box, Inc.	3,195	162,753
Krispy Kreme, Inc.	14,130	152,039
Kura Sushi USA, Inc., Class A (A)	977	61,639
La Francaise des Jeux SAEM (C)	13,925	474,287
Las Vegas Sands Corp.	29,168	1,290,684
Life Time Group Holdings, Inc. (A)	9,516	179,186
Light & Wonder, Inc. (A)	16,697	1,751,181
Lindblad Expeditions Holdings, Inc. (A)	6,041	58,296
Marriott International, Inc., Class A	20,096	4,858,610
Marriott Vacations Worldwide Corp.	6,058	528,985
McDonald's Corp.	60,278	15,361,246
McDonald's Holdings Company Japan, Ltd.	11,456	452,113
MGM Resorts International (A)	20,664	918,308
Monarch Casino & Resort, Inc.	2,000	136,260
Nathan's Famous, Inc.	543	36,805
Norwegian Cruise Line Holdings, Ltd. (A)	36,604	687,789
Oriental Land Company, Ltd.	144,630	4,041,559
Papa John's International, Inc.	5,324	250,122
Planet Fitness, Inc., Class A (A)	16,213	1,193,115
PlayAGS, Inc. (A)	6,557	75,406
Portillo's, Inc., Class A (A)	8,884	86,352
Potbelly Corp. (A)	4,554	36,569
RCI Hospitality Holdings, Inc.	1,387	60,418
Red Rock Resorts, Inc., Class A	7,799	428,399
Royal Caribbean Cruises, Ltd. (A)	19,536	3,114,624
Rush Street Interactive, Inc. (A)	12,296	117,919
Sabre Corp. (A)	61,377	163,877
Sands China, Ltd. (A)	321,854	669,233
Shake Shack, Inc., Class A (A)	6,085	547,650
Six Flags Entertainment Corp. (A)	11,676	386,943
Sodexo SA	11,728	1,056,470
Starbucks Corp.	94,577	7,362,819
Super Group SGHC, Ltd. (A)	24,400	78,812
Sweetgreen, Inc., Class A (A)	15,901	479,256
Target Hospitality Corp. (A)	5,776	50,309
Texas Roadhouse, Inc.	12,372	2,124,396
The Cheesecake Factory, Inc.	7,587	298,093
The Lottery Corp., Ltd.	295,042	994,423
The Wendy's Company	30,779	522,012
Travel + Leisure Company	13,201	593,781
United Parks & Resorts, Inc. (A)	5,635	306,037
Vail Resorts, Inc.	7,033	1,266,854
Whitbread PLC	24,456	917,821
Wingstop, Inc.	5,440	2,299,270
Wyndham Hotels & Resorts, Inc.	14,926	1,104,524
Wynn Resorts, Ltd.	8,199	733,811
Xponential Fitness, Inc., Class A (A)	3,858	60,185
Yum! Brands, Inc.	23,325	3,089,630
Zensho Holdings Company, Ltd.	12,784	487,386
		132,762,717
Household durables – 0.7%
Barratt Developments PLC	129,190	767,276
Beazer Homes USA, Inc. (A)	4,870	133,828
Cavco Industries, Inc. (A)	1,355	469,060
Century Communities, Inc.	4,519	369,022
Cricut, Inc., Class A (B)	7,950	47,621
D.R. Horton, Inc.	24,867	3,504,506
Dream Finders Homes, Inc., Class A (A)	4,632	119,598
Ethan Allen Interiors, Inc.	3,727	103,946
Flexsteel Industries, Inc.	876	27,209

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Garmin, Ltd.	13,170	$2,145,656
GoPro, Inc., Class A (A)	24,312	34,523
Green Brick Partners, Inc. (A)	5,068	290,092
Hamilton Beach Brands Holding Company, Class A	1,609	27,659
Hamilton Beach Brands Holding Company, Class B	853	14,663
Helen of Troy, Ltd. (A)	8,228	763,065
Hooker Furnishings Corp.	2,229	32,276
Hovnanian Enterprises, Inc., Class A (A)	809	114,813
Installed Building Products, Inc.	3,848	791,457
iRobot Corp. (A)	4,873	44,393
KB Home	24,278	1,703,830
Landsea Homes Corp. (A)	3,452	31,724
La-Z-Boy, Inc.	6,951	259,133
Legacy Housing Corp. (A)	2,073	47,555
Lennar Corp., Class A	20,490	3,070,836
LGI Homes, Inc. (A)	3,381	302,566
M/I Homes, Inc. (A)	4,293	524,347
Meritage Homes Corp.	5,755	931,447
Mohawk Industries, Inc. (A)	4,548	516,607
NVR, Inc. (A)	260	1,973,026
Panasonic Holdings Corp.	309,066	2,540,676
Persimmon PLC	42,377	719,107
PulteGroup, Inc.	17,211	1,894,931
SEB SA	3,301	338,795
Sekisui Chemical Company, Ltd.	50,535	701,558
Sekisui House, Ltd.	79,080	1,757,567
Skyline Champion Corp. (A)	8,677	587,867
Sonos, Inc. (A)	19,772	291,835
Sony Group Corp.	165,515	14,105,376
Taylor Morrison Home Corp. (A)	36,059	1,999,111
Taylor Wimpey PLC	469,146	840,109
Tempur Sealy International, Inc.	32,161	1,522,502
The Berkeley Group Holdings PLC	14,048	811,687
The Lovesac Company (A)	2,323	52,453
Toll Brothers, Inc.	19,296	2,222,513
TopBuild Corp. (A)	5,859	2,257,297
Tri Pointe Homes, Inc. (A)	14,990	558,378
Vizio Holding Corp., Class A (A)	14,656	158,285
Whirlpool Corp.	10,121	1,034,366
Worthington Enterprises, Inc.	5,051	239,064
		53,795,211
Leisure products – 0.1%
Acushnet Holdings Corp.	4,651	295,245
AMMO, Inc. (A)	17,371	29,183
Bandai Namco Holdings, Inc.	79,455	1,556,630
Brunswick Corp.	12,516	910,789
Clarus Corp.	5,441	36,618
Funko, Inc., Class A (A)	5,227	51,016
Hasbro, Inc.	11,223	656,546
JAKKS Pacific, Inc. (A)	1,339	23,981
Johnson Outdoors, Inc., Class A	970	33,931
Malibu Boats, Inc., Class A (A)	3,316	116,193
MasterCraft Boat Holdings, Inc. (A)	2,882	54,412
Mattel, Inc. (A)	63,739	1,036,396
Peloton Interactive, Inc., Class A (A)	55,155	186,424
Polaris, Inc.	9,840	770,570
Shimano, Inc.	10,121	1,564,138
Smith & Wesson Brands, Inc.	7,564	108,468
Sturm Ruger & Company, Inc.	2,870	119,536
Topgolf Callaway Brands Corp. (A)	22,588	345,596
Vista Outdoor, Inc. (A)	9,400	353,910
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)	15,789	$602,350
		8,851,932
Specialty retail – 1.6%
1-800-Flowers.com, Inc., Class A (A)	4,367	41,574
Abercrombie & Fitch Company, Class A (A)	8,078	1,436,592
Academy Sports & Outdoors, Inc.	11,521	613,493
American Eagle Outfitters, Inc.	29,212	583,072
America's Car-Mart, Inc. (A)	1,049	63,160
Arhaus, Inc.	8,276	140,195
Arko Corp.	13,818	86,639
Asbury Automotive Group, Inc. (A)	3,228	735,564
AutoNation, Inc. (A)	4,550	725,179
AutoZone, Inc. (A)	1,442	4,274,232
Avolta AG (A)	12,138	471,889
BARK, Inc. (A)	23,286	42,148
Bath & Body Works, Inc.	19,440	759,132
Best Buy Company, Inc.	16,494	1,390,279
Beyond, Inc. (A)	7,587	99,238
Boot Barn Holdings, Inc. (A)	4,745	611,773
Build-A-Bear Workshop, Inc.	2,074	52,410
Burlington Stores, Inc. (A)	11,830	2,839,200
Caleres, Inc.	5,486	184,330
Camping World Holdings, Inc., Class A	6,887	123,002
CarMax, Inc. (A)	13,588	996,544
Citi Trends, Inc. (A)	1,472	31,295
Designer Brands, Inc., Class A	7,399	50,535
Destination XL Group, Inc. (A)	9,765	35,545
Dick's Sporting Goods, Inc.	10,785	2,317,157
EVgo, Inc. (A)(B)	17,468	42,797
Fast Retailing Company, Ltd.	23,201	5,868,484
Five Below, Inc. (A)	10,223	1,114,000
Floor & Decor Holdings, Inc., Class A (A)	19,822	1,970,505
Foot Locker, Inc.	13,470	335,672
GameStop Corp., Class A (A)	49,911	1,232,303
Genesco, Inc. (A)	1,830	47,324
Group 1 Automotive, Inc.	2,102	624,883
Haverty Furniture Companies, Inc.	2,483	62,795
Hennes & Mauritz AB, B Shares	76,104	1,205,495
Hibbett, Inc.	1,828	159,420
Industria de Diseno Textil SA	144,598	7,175,444
JD Sports Fashion PLC	343,530	515,857
Jjill, Inc.	869	30,389
Kingfisher PLC	248,205	778,289
Lands' End, Inc. (A)	2,528	34,356
Leslie's, Inc. (A)	29,367	123,048
Lithia Motors, Inc.	5,077	1,281,689
Lowe's Companies, Inc.	47,719	10,520,131
MarineMax, Inc. (A)	3,542	114,655
Monro, Inc.	4,955	118,226
Murphy USA, Inc.	3,492	1,639,354
National Vision Holdings, Inc. (A)	12,630	165,327
Nitori Holdings Company, Ltd.	10,619	1,124,202
OneWater Marine, Inc., Class A (A)	2,115	58,311
O'Reilly Automotive, Inc. (A)	4,908	5,183,142
Penske Automotive Group, Inc.	3,593	535,429
Petco Health & Wellness Company, Inc. (A)	14,062	53,154
Revolve Group, Inc. (A)	6,298	100,201
RH (A)	2,854	697,632
Ross Stores, Inc.	28,016	4,071,285
Sally Beauty Holdings, Inc. (A)	16,990	182,303
Shoe Carnival, Inc.	3,005	110,854
Signet Jewelers, Ltd.	6,855	614,071
Sleep Number Corp. (A)	3,706	35,466

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Sonic Automotive, Inc., Class A	2,343	$127,623
Stitch Fix, Inc., Class A (A)	14,997	62,238
The Aaron's Company, Inc.	5,173	51,627
The Buckle, Inc.	4,914	181,523
The Gap, Inc.	40,129	958,682
The Home Depot, Inc.	82,730	28,478,975
The ODP Corp. (A)	5,712	224,310
The RealReal, Inc. (A)	16,243	51,815
The TJX Companies, Inc.	94,670	10,423,167
Tile Shop Holdings, Inc. (A)	5,771	39,993
Tractor Supply Company	8,904	2,404,080
Ulta Beauty, Inc. (A)	3,876	1,495,632
Upbound Group, Inc.	8,583	263,498
Urban Outfitters, Inc. (A)	10,240	420,352
Valvoline, Inc. (A)	23,868	1,031,098
Victoria's Secret & Company (A)	12,726	224,868
Warby Parker, Inc., Class A (A)	14,074	226,028
Williams-Sonoma, Inc.	11,902	3,360,768
Winmark Corp.	475	167,499
Zalando SE (A)(C)	29,722	697,712
ZOZO, Inc.	17,923	448,104
Zumiez, Inc. (A)	2,837	55,265
		118,025,527
Textiles, apparel and luxury goods – 1.2%
adidas AG	21,474	5,127,273
Asics Corp.	85,576	1,319,425
Burberry Group PLC	47,532	527,846
Capri Holdings, Ltd. (A)	21,592	714,263
Carter's, Inc.	6,761	418,979
Cie Financiere Richemont SA, A Shares	71,261	11,136,879
Columbia Sportswear Company	6,242	493,617
Crocs, Inc. (A)	11,244	1,640,949
Deckers Outdoor Corp. (A)	2,094	2,026,887
Figs, Inc., Class A (A)	21,251	113,268
G-III Apparel Group, Ltd. (A)	6,565	177,715
Hanesbrands, Inc. (A)	57,249	282,238
Hermes International SCA	4,198	9,695,808
Kering SA	9,868	3,589,435
Kontoor Brands, Inc.	8,940	591,381
Lululemon Athletica, Inc. (A)	9,512	2,841,234
LVMH Moet Hennessy Louis Vuitton SE	36,556	28,067,361
Moncler SpA	29,142	1,787,683
Movado Group, Inc.	2,503	62,225
NIKE, Inc., Class B	101,126	7,621,867
Oxford Industries, Inc.	2,359	236,254
Pandora A/S	10,870	1,636,076
Puma SE	13,995	642,791
PVH Corp.	10,486	1,110,153
Ralph Lauren Corp.	3,359	588,027
Rocky Brands, Inc.	1,258	46,496
Skechers USA, Inc., Class A (A)	24,524	1,695,099
Steven Madden, Ltd.	11,673	493,768
Superior Group of Companies, Inc.	2,361	44,647
Tapestry, Inc.	19,735	844,461
The Swatch Group AG	6,973	285,495
The Swatch Group AG, Bearer Shares	3,836	785,910
Under Armour, Inc., Class A (A)	34,975	233,283
Under Armour, Inc., Class C (A)	35,344	230,796
Vera Bradley, Inc. (A)	5,064	31,701
Wolverine World Wide, Inc.	12,982	175,517
		87,316,807
		738,909,317
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 6.1%
Beverages – 1.3%
Anheuser-Busch InBev SA/NV	119,117	$6,915,428
Asahi Group Holdings, Ltd. (B)	63,847	2,259,199
Brown-Forman Corp., Class B	15,558	671,950
Carlsberg A/S, Class B	12,663	1,520,243
Celsius Holdings, Inc. (A)	27,632	1,577,511
Coca-Cola Consolidated, Inc.	868	941,780
Coca-Cola Europacific Partners PLC	27,371	1,994,525
Coca-Cola HBC AG (A)	29,073	989,476
Constellation Brands, Inc., Class A	13,403	3,448,324
Davide Campari-Milano NV	81,606	772,627
Diageo PLC	294,933	9,259,119
Heineken Holding NV	17,181	1,354,202
Heineken NV	38,177	3,693,472
Keurig Dr. Pepper, Inc.	86,265	2,881,251
Kirin Holdings Company, Ltd. (B)	102,985	1,330,318
MGP Ingredients, Inc.	2,296	170,822
Molson Coors Beverage Company, Class B	15,932	809,824
Monster Beverage Corp. (A)	59,100	2,952,045
National Beverage Corp.	3,840	196,762
PepsiCo, Inc.	114,862	18,944,190
Pernod Ricard SA	27,109	3,698,743
Primo Water Corp.	25,053	547,659
Remy Cointreau SA	3,057	256,860
Suntory Beverage & Food, Ltd.	18,432	654,635
The Boston Beer Company, Inc., Class A (A)	1,694	516,755
The Coca-Cola Company	324,155	20,632,466
The Duckhorn Portfolio, Inc. (A)	8,744	62,082
The Vita Coco Company, Inc. (A)	6,324	176,123
Treasury Wine Estates, Ltd.	107,561	889,998
		90,118,389
Consumer staples distribution and retail – 1.5%
Aeon Company, Ltd.	86,686	1,855,339
BJ's Wholesale Club Holdings, Inc. (A)	24,629	2,163,411
Carrefour SA	75,165	1,065,108
Casey's General Stores, Inc.	6,857	2,616,357
Coles Group, Ltd.	177,550	2,011,394
Costco Wholesale Corp.	37,066	31,505,729
Dollar General Corp.	17,974	2,376,702
Dollar Tree, Inc. (A)	16,733	1,786,582
Endeavour Group, Ltd.	201,796	676,689
Ingles Markets, Inc., Class A	2,262	155,196
J Sainsbury PLC	220,520	710,483
Jeronimo Martins SGPS SA	37,538	733,642
Kesko OYJ, B Shares	36,206	636,937
Kobe Bussan Company, Ltd.	19,947	444,338
Koninklijke Ahold Delhaize NV	125,149	3,682,771
MatsukiyoCocokara & Company	45,482	653,139
Natural Grocers by Vitamin Cottage, Inc.	1,750	37,100
Performance Food Group Company (A)	28,824	1,905,555
PriceSmart, Inc.	4,029	327,155
Seven & i Holdings Company, Ltd.	296,697	3,625,685
SpartanNash Company	5,553	104,174
Sprouts Farmers Market, Inc. (A)	34,742	2,906,516
Sysco Corp.	41,245	2,944,481
Target Corp.	38,625	5,718,045
Tesco PLC	933,070	3,604,232
The Andersons, Inc.	5,248	260,301
The Chefs' Warehouse, Inc. (A)	5,623	219,916
The Kroger Company	56,948	2,843,414
U.S. Foods Holding Corp. (A)	41,899	2,219,809
United Natural Foods, Inc. (A)	9,510	124,581
Village Super Market, Inc., Class A	1,578	41,675
Walgreens Boots Alliance, Inc.	61,586	744,883

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Walmart, Inc.	357,115	$24,180,257
Weis Markets, Inc.	2,685	168,537
Woolworths Group, Ltd.	161,931	3,635,670
		108,685,803
Food products – 1.3%
Ajinomoto Company, Inc.	62,208	2,189,425
Alico, Inc.	1,428	36,999
Archer-Daniels-Midland Company	41,234	2,492,595
Associated British Foods PLC	44,860	1,400,702
B&G Foods, Inc.	12,833	103,691
Barry Callebaut AG	473	771,090
Beyond Meat, Inc. (A)(B)	10,412	69,865
BRC, Inc., Class A (A)(B)	8,691	53,276
Bunge Global SA	11,374	1,214,402
Calavo Growers, Inc.	2,759	62,629
Cal-Maine Foods, Inc.	6,508	397,704
Campbell Soup Company	16,928	764,976
Chocoladefabriken Lindt & Spruengli AG	14	1,613,815
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	129	1,506,825
Conagra Brands, Inc.	41,129	1,168,886
Danone SA	85,352	5,227,792
Darling Ingredients, Inc. (A)	29,597	1,087,690
Dole PLC	11,620	142,229
Flowers Foods, Inc.	35,591	790,120
Fresh Del Monte Produce, Inc.	5,419	118,405
General Mills, Inc.	47,131	2,981,507
Hormel Foods Corp.	24,937	760,329
Ingredion, Inc.	12,160	1,394,752
J&J Snack Foods Corp.	2,449	397,644
JDE Peet's NV	16,154	322,196
John B Sanfilippo & Son, Inc.	1,425	138,467
Kellanova	20,729	1,195,649
Kerry Group PLC, Class A	19,509	1,580,992
Kerry Group PLC, Class A (London Stock Exchange)	1,204	97,719
Kikkoman Corp.	89,952	1,045,425
Lamb Weston Holdings, Inc.	12,422	1,044,442
Lancaster Colony Corp.	6,886	1,301,247
Limoneira Company	2,934	61,057
Lotus Bakeries NV	54	556,817
Mama's Creations, Inc. (A)	5,529	37,265
McCormick & Company, Inc.	21,634	1,534,716
MEIJI Holdings Company, Ltd.	31,121	673,088
Mission Produce, Inc. (A)	7,418	73,290
Mondelez International, Inc., Class A	112,246	7,345,378
Mowi ASA	61,693	1,025,360
Nestle SA	353,930	36,127,146
Nissin Foods Holdings Company, Ltd.	26,588	676,020
Orkla ASA	92,923	753,528
Pilgrim's Pride Corp. (A)	7,461	287,174
Post Holdings, Inc. (A)	9,315	970,250
Salmar ASA	8,751	458,944
Seneca Foods Corp., Class A (A)	783	44,944
SunOpta, Inc. (A)	15,211	82,139
The Hain Celestial Group, Inc. (A)	14,737	101,833
The Hershey Company	12,264	2,254,491
The J.M. Smucker Company	9,133	995,862
The Kraft Heinz Company	65,064	2,096,362
The Simply Good Foods Company (A)	14,658	529,594
TreeHouse Foods, Inc. (A)	7,850	287,624
Tyson Foods, Inc., Class A	22,545	1,288,221
Utz Brands, Inc.	10,462	174,088
Vital Farms, Inc. (A)	5,284	247,133
Westrock Coffee Company (A)(B)	6,013	61,513
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
WH Group, Ltd. (C)	1,105,500	$727,647
Whole Earth Brands, Inc. (A)	6,179	30,030
Wilmar International, Ltd.	254,651	580,671
WK Kellogg Company	10,591	174,328
Yakult Honsha Company, Ltd.	34,010	609,337
		94,339,335
Household products – 0.8%
Central Garden & Pet Company (A)	1,595	61,408
Central Garden & Pet Company, Class A (A)	8,375	276,626
Church & Dwight Company, Inc.	20,149	2,089,048
Colgate-Palmolive Company	68,497	6,646,949
Energizer Holdings, Inc.	11,472	338,883
Essity AB, B Shares	80,769	2,064,844
Henkel AG & Company KGaA	13,775	1,083,777
Kimberly-Clark Corp.	28,065	3,878,583
Oil-Dri Corp. of America	846	54,220
Reckitt Benckiser Group PLC	93,657	5,066,767
The Clorox Company	10,678	1,457,227
The Procter & Gamble Company	197,361	32,548,776
Unicharm Corp.	53,493	1,719,009
WD-40 Company	2,183	479,474
		57,765,591
Personal care products – 0.7%
Beiersdorf AG	13,362	1,955,742
BellRing Brands, Inc. (A)	24,161	1,380,560
Coty, Inc., Class A (A)	67,517	676,520
e.l.f. Beauty, Inc. (A)	10,282	2,166,623
Edgewell Personal Care Company	7,813	314,004
Haleon PLC	907,923	3,694,080
Herbalife, Ltd. (A)	16,262	168,962
Inter Parfums, Inc.	2,930	339,968
Kao Corp.	61,759	2,500,434
Kenvue, Inc.	159,488	2,899,492
L'Oreal SA	31,897	14,039,961
Medifast, Inc.	1,829	39,909
Nature's Sunshine Products, Inc. (A)	2,431	36,635
Nu Skin Enterprises, Inc., Class A	8,208	86,512
Olaplex Holdings, Inc. (A)	24,512	37,748
Shiseido Company, Ltd.	53,024	1,511,139
The Estee Lauder Companies, Inc., Class A	19,000	2,021,600
The Honest Company, Inc. (A)	13,696	39,992
Unilever PLC	332,100	18,228,083
USANA Health Sciences, Inc. (A)	1,903	86,092
		52,224,056
Tobacco – 0.5%
Altria Group, Inc.	143,458	6,534,512
British American Tobacco PLC	266,174	8,176,770
Imperial Brands PLC	108,801	2,784,087
Ispire Technology, Inc. (A)	3,379	27,032
Japan Tobacco, Inc. (B)	159,069	4,307,497
Philip Morris International, Inc.	129,836	13,156,282
Turning Point Brands, Inc.	2,763	88,665
Universal Corp.	3,812	183,700
Vector Group, Ltd.	23,861	252,211
		35,510,756
		438,643,930
Energy – 4.0%
Energy equipment and services – 0.4%
Archrock, Inc.	24,613	497,675
Atlas Energy Solutions, Inc.	10,987	218,971
Baker Hughes Company	82,526	2,902,439

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Borr Drilling, Ltd. (A)(B)	38,403	$247,699
Bristow Group, Inc. (A)	3,986	133,651
Cactus, Inc., Class A	10,470	552,188
ChampionX Corp.	65,777	2,184,454
Core Laboratories, Inc.	7,708	156,395
Diamond Offshore Drilling, Inc. (A)	16,551	256,375
DMC Global, Inc. (A)	3,340	48,163
Dril-Quip, Inc. (A)	5,760	107,136
Expro Group Holdings NV (A)	15,249	349,507
Forum Energy Technologies, Inc. (A)	2,216	37,362
Halliburton Company	73,081	2,468,676
Helix Energy Solutions Group, Inc. (A)	23,189	276,877
Helmerich & Payne, Inc.	15,443	558,110
Kodiak Gas Services, Inc.	3,315	90,367
Liberty Energy, Inc.	25,681	536,476
Nabors Industries, Ltd. (A)	1,512	107,594
Natural Gas Services Group, Inc. (A)	2,002	40,280
Newpark Resources, Inc. (A)	13,708	113,913
Noble Corp. PLC	18,219	813,478
NOV, Inc.	73,267	1,392,806
Oceaneering International, Inc. (A)	16,216	383,671
Oil States International, Inc. (A)	10,795	47,930
Patterson-UTI Energy, Inc.	63,499	657,850
ProFrac Holding Corp., Class A (A)	3,898	28,884
ProPetro Holding Corp. (A)	14,719	127,614
Ranger Energy Services, Inc.	3,148	33,117
RPC, Inc.	13,871	86,694
Schlumberger, Ltd.	119,978	5,660,562
SEACOR Marine Holdings, Inc. (A)	4,253	57,373
Seadrill, Ltd. (A)	11,920	613,880
Select Water Solutions, Inc.	14,730	157,611
Solaris Oilfield Infrastructure, Inc., Class A	4,732	40,601
Tenaris SA	62,595	962,858
TETRA Technologies, Inc. (A)	20,983	72,601
Tidewater, Inc. (A)	7,815	744,066
Transocean, Ltd. (A)	117,622	629,278
U.S. Silica Holdings, Inc. (A)	12,459	192,492
Valaris, Ltd. (A)	21,559	1,606,146
Weatherford International PLC (A)	13,551	1,659,320
		27,853,140
Oil, gas and consumable fuels – 3.6%
Aker BP ASA	41,889	1,070,376
Amplify Energy Corp. (A)	6,649	45,080
Ampol, Ltd.	31,589	679,431
Antero Midstream Corp.	63,293	932,939
Antero Resources Corp. (A)	54,118	1,765,870
APA Corp.	31,076	914,877
Ardmore Shipping Corp.	6,629	149,351
Berry Corp.	13,326	86,086
BP PLC	2,230,130	13,427,095
California Resources Corp.	11,048	587,975
Centrus Energy Corp., Class A (A)	2,317	99,052
Chesapeake Energy Corp. (B)	20,633	1,695,826
Chevron Corp.	143,312	22,416,863
Chord Energy Corp.	11,518	1,931,338
Civitas Resources, Inc.	17,057	1,176,933
Clean Energy Fuels Corp. (A)	29,244	78,081
CNX Resources Corp. (A)	52,172	1,267,780
Comstock Resources, Inc.	15,046	156,177
ConocoPhillips	97,931	11,201,348
CONSOL Energy, Inc. (A)	4,681	477,602
Coterra Energy, Inc.	60,395	1,610,735
Crescent Energy Company, Class A	15,395	182,431
CVR Energy, Inc.	5,430	145,361
Delek US Holdings, Inc.	10,191	252,329
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Devon Energy Corp.	52,599	$2,493,193
DHT Holdings, Inc.	21,631	250,271
Diamondback Energy, Inc.	14,789	2,960,610
Diversified Energy Company PLC	7,977	107,610
Dorian LPG, Ltd.	5,545	232,668
DT Midstream, Inc.	17,988	1,277,688
Encore Energy Corp. (A)	29,553	116,439
ENEOS Holdings, Inc.	381,929	1,968,252
Energy Fuels, Inc. (A)(B)	26,455	160,317
Eni SpA	283,002	4,345,397
EOG Resources, Inc.	48,202	6,067,186
EQT Corp.	38,413	1,420,513
Equinor ASA	119,425	3,420,787
Equitrans Midstream Corp.	149,934	1,946,143
Evolution Petroleum Corp.	5,976	31,494
Excelerate Energy, Inc., Class A	2,834	52,259
Exxon Mobil Corp.	374,987	43,168,503
FLEX LNG, Ltd.	4,876	131,847
Galp Energia SGPS SA	61,607	1,301,194
Golar LNG, Ltd.	15,879	497,807
Granite Ridge Resources, Inc.	9,395	59,470
Green Plains, Inc. (A)	10,347	164,103
Gulfport Energy Corp. (A)	2,060	311,060
Hallador Energy Company (A)	4,281	33,263
Hess Corp.	22,879	3,375,110
HF Sinclair Corp.	27,763	1,480,878
HighPeak Energy, Inc. (B)	2,529	35,558
Idemitsu Kosan Company, Ltd.	119,992	779,895
Inpex Corp. (B)	125,182	1,838,357
International Seaways, Inc.	6,453	381,566
Kinder Morgan, Inc.	160,541	3,189,950
Kinetik Holdings, Inc.	6,165	255,478
Kosmos Energy, Ltd. (A)	75,330	417,328
Magnolia Oil & Gas Corp., Class A	27,266	690,920
Marathon Oil Corp.	46,130	1,322,547
Marathon Petroleum Corp.	29,530	5,122,864
Matador Resources Company	21,496	1,281,162
Murphy Oil Corp.	49,781	2,052,968
NACCO Industries, Inc., Class A	887	24,543
Neste OYJ	56,080	1,000,719
NextDecade Corp. (A)	18,966	150,590
Nordic American Tankers, Ltd.	32,964	131,197
Northern Oil and Gas, Inc.	15,636	581,190
Occidental Petroleum Corp.	54,747	3,450,703
OMV AG	19,522	848,568
ONEOK, Inc.	48,681	3,969,936
Overseas Shipholding Group, Inc., Class A	8,557	72,563
Ovintiv, Inc.	46,108	2,161,082
Par Pacific Holdings, Inc. (A)	9,119	230,255
PBF Energy, Inc., Class A	36,122	1,662,334
Peabody Energy Corp.	20,407	451,403
Permian Resources Corp.	95,137	1,536,463
Phillips 66	35,469	5,007,159
Range Resources Corp.	44,943	1,506,939
Repsol SA (B)	161,377	2,559,226
REX American Resources Corp. (A)	2,555	116,482
Riley Exploration Permian, Inc.	1,922	54,412
Ring Energy, Inc. (A)	25,839	43,668
Sable Offshore Corp. (A)	8,785	132,390
SandRidge Energy, Inc.	5,360	69,305
Santos, Ltd.	430,520	2,184,210
Scorpio Tankers, Inc.	7,489	608,781
SFL Corp., Ltd.	18,206	252,699
Shell PLC	848,815	30,445,263
SilverBow Resources, Inc. (A)	3,429	129,719

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Sitio Royalties Corp., Class A	13,359	$315,406
SM Energy Company	18,216	787,478
Southwestern Energy Company (A)	204,264	1,374,697
Talos Energy, Inc. (A)	23,899	290,373
Targa Resources Corp.	18,250	2,350,235
Teekay Corp. (A)	9,371	84,058
Teekay Tankers, Ltd., Class A	3,846	264,643
Texas Pacific Land Corp. (B)	3,449	2,532,497
The Williams Companies, Inc.	101,908	4,331,090
TotalEnergies SE	284,756	19,065,477
Uranium Energy Corp. (A)	63,483	381,533
Ur-Energy, Inc. (A)	47,552	66,573
VAALCO Energy, Inc.	17,175	107,687
Valero Energy Corp.	27,367	4,290,051
Vital Energy, Inc. (A)	4,504	201,869
Vitesse Energy, Inc.	4,102	97,217
W&T Offshore, Inc.	19,774	42,316
Woodside Energy Group, Ltd.	251,695	4,739,665
World Kinect Corp.	9,448	243,758
		258,042,013
		285,895,153
Financials – 14.7%
Banks – 5.8%
1st Source Corp.	3,026	162,254
ABN AMRO Bank NV (C)	57,370	942,226
ACNB Corp.	1,433	51,975
AIB Group PLC	225,638	1,191,614
Amalgamated Financial Corp.	3,038	83,241
Amerant Bancorp, Inc.	5,057	114,794
Ameris Bancorp	10,376	522,432
Ames National Corp.	1,471	30,141
ANZ Group Holdings, Ltd.	398,670	7,490,090
Arrow Financial Corp.	2,867	74,685
Associated Banc-Corp.	50,014	1,057,796
Atlantic Union Bankshares Corp.	14,317	470,313
Axos Financial, Inc. (A)	8,693	496,805
Banc of California, Inc.	21,773	278,259
BancFirst Corp.	3,242	284,323
Banco Bilbao Vizcaya Argentaria SA	773,865	7,768,439
Banco BPM SpA	170,722	1,098,733
Banco de Sabadell SA	721,146	1,392,278
Banco Santander SA	2,097,809	9,760,627
Bank First Corp.	1,498	123,720
Bank Hapoalim BM	168,405	1,487,285
Bank Leumi Le-Israel BM	201,867	1,645,536
Bank of America Corp.	568,310	22,601,689
Bank of Hawaii Corp.	6,204	354,931
Bank of Ireland Group PLC	137,943	1,441,016
Bank of Marin Bancorp	2,840	45,980
Bank OZK	19,542	801,222
BankUnited, Inc.	11,739	343,601
Banner Corp.	5,361	266,120
Banque Cantonale Vaudoise	3,993	423,668
Bar Harbor Bankshares	2,871	77,172
Barclays PLC	1,992,116	5,263,995
BayCom Corp.	1,988	40,456
BCB Bancorp, Inc.	3,007	31,964
Berkshire Hills Bancorp, Inc.	7,110	162,108
Blue Foundry Bancorp (A)	4,076	36,969
BNP Paribas SA	136,897	8,754,848
BOC Hong Kong Holdings, Ltd.	490,527	1,513,617
Bridgewater Bancshares, Inc. (A)	3,585	41,622
Brookline Bancorp, Inc.	14,737	123,054
Burke & Herbert Financial Services Corp.	2,145	109,352
Business First Bancshares, Inc.	3,841	83,580
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Byline Bancorp, Inc.	5,499	$130,546
Cadence Bank	62,700	1,773,156
CaixaBank SA	497,230	2,640,560
California BanCorp (A)	1,434	30,831
Cambridge Bancorp	1,265	87,285
Camden National Corp.	2,694	88,902
Capital Bancorp, Inc.	1,720	35,260
Capital City Bank Group, Inc.	2,197	62,483
Capitol Federal Financial, Inc.	20,519	112,649
Carter Bankshares, Inc. (A)	4,131	62,461
Cathay General Bancorp	11,006	415,146
Central Pacific Financial Corp.	4,537	96,184
ChoiceOne Financial Services, Inc.	1,148	32,890
Citigroup, Inc.	159,155	10,099,976
Citizens & Northern Corp.	2,800	50,092
Citizens Financial Group, Inc.	36,795	1,325,724
Citizens Financial Services, Inc.	616	27,688
City Holding Company	2,306	245,013
Civista Bancshares, Inc.	2,962	45,881
CNB Financial Corp.	3,333	68,027
Coastal Financial Corp. (A)	1,881	86,789
Codorus Valley Bancorp, Inc.	1,683	40,459
Colony Bankcorp, Inc.	2,888	35,378
Columbia Banking System, Inc.	38,784	771,414
Columbia Financial, Inc. (A)	4,817	72,110
Commerce Bancshares, Inc.	21,835	1,217,956
Commerzbank AG	139,742	2,119,639
Commonwealth Bank of Australia	221,882	18,795,919
Community Financial System, Inc.	8,268	390,332
Community Trust Bancorp, Inc.	2,581	112,686
Community West Bancshares	2,946	54,501
Concordia Financial Group, Ltd.	139,299	825,133
ConnectOne Bancorp, Inc.	5,855	110,601
Credit Agricole SA	140,388	1,916,945
CrossFirst Bankshares, Inc. (A)	7,669	107,519
Cullen/Frost Bankers, Inc.	11,902	1,209,600
Customers Bancorp, Inc. (A)	4,703	225,650
CVB Financial Corp.	21,147	364,574
Danske Bank A/S	91,432	2,727,053
DBS Group Holdings, Ltd.	264,117	6,956,525
Dime Community Bancshares, Inc.	5,836	119,054
DNB Bank ASA	112,467	2,206,700
Eagle Bancorp, Inc.	4,651	87,904
East West Bancorp, Inc.	25,774	1,887,430
Eastern Bankshares, Inc.	24,460	341,951
Enterprise Financial Services Corp.	5,804	237,442
Equity Bancshares, Inc., Class A	2,526	88,915
Erste Group Bank AG	44,636	2,112,852
Esquire Financial Holdings, Inc.	1,193	56,787
ESSA Bancorp, Inc.	1,637	28,795
Farmers & Merchants Bancorp, Inc.	2,385	55,380
Farmers National Banc Corp.	6,219	77,675
FB Financial Corp.	5,802	226,452
Fidelity D&D Bancorp, Inc.	773	33,857
Fifth Third Bancorp	58,604	2,138,460
Financial Institutions, Inc.	2,716	52,473
FinecoBank SpA	80,993	1,203,496
First Bancorp (North Carolina)	6,518	208,055
First Bancorp (Puerto Rico)	25,763	471,205
First Bank	3,409	43,431
First Busey Corp.	9,225	223,337
First Business Financial Services, Inc.	1,340	49,567
First Commonwealth Financial Corp.	15,949	220,256
First Community Bankshares, Inc.	2,975	109,599
First Financial Bancorp	15,106	335,655

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Financial Bankshares, Inc.	44,740	$1,321,172
First Financial Corp.	1,851	68,265
First Financial Northwest, Inc.	1,490	31,484
First Foundation, Inc.	8,816	57,745
First Horizon Corp.	101,299	1,597,485
First Internet Bancorp	1,384	37,396
First Interstate BancSystem, Inc., Class A	12,312	341,904
First Merchants Corp.	9,183	305,702
First Mid Bancshares, Inc.	3,470	114,094
Five Star Bancorp	2,809	66,433
Flushing Financial Corp.	4,829	63,501
FNB Corp.	66,639	911,622
FS Bancorp, Inc.	1,264	46,073
Fulton Financial Corp.	28,560	484,949
German American Bancorp, Inc.	4,889	172,826
Glacier Bancorp, Inc.	39,220	1,463,690
Great Southern Bancorp, Inc.	1,520	84,527
Greene County Bancorp, Inc.	1,257	42,373
Guaranty Bancshares, Inc.	1,310	41,317
Hancock Whitney Corp.	29,663	1,418,781
Hang Seng Bank, Ltd.	101,372	1,303,274
Hanmi Financial Corp.	4,905	82,012
HarborOne Bancorp, Inc.	6,804	75,729
HBT Financial, Inc.	2,370	48,395
Heartland Financial USA, Inc.	6,774	301,104
Heritage Commerce Corp.	10,801	93,969
Heritage Financial Corp.	5,809	104,736
Hilltop Holdings, Inc.	7,325	229,126
Home Bancorp, Inc.	1,215	48,612
Home BancShares, Inc.	63,804	1,528,744
HomeStreet, Inc.	3,058	34,861
HomeTrust Bancshares, Inc.	2,601	78,108
Hope Bancorp, Inc.	18,440	198,046
Horizon Bancorp, Inc.	7,229	89,423
HSBC Holdings PLC	2,502,849	21,604,594
Huntington Bancshares, Inc.	124,616	1,642,439
Independent Bank Corp. (Massachusetts)	6,694	339,520
Independent Bank Corp. (Michigan)	3,314	89,478
Independent Bank Group, Inc.	5,725	260,602
ING Groep NV	437,891	7,524,136
International Bancshares Corp.	18,426	1,054,151
Intesa Sanpaolo SpA	1,938,823	7,205,468
Investar Holding Corp.	1,678	25,841
Israel Discount Bank, Ltd., Class A	163,976	818,319
Japan Post Bank Company, Ltd.	191,819	1,821,316
John Marshall Bancorp, Inc.	1,961	34,200
JPMorgan Chase & Co.	239,887	48,519,545
KBC Group NV	33,190	2,338,650
Kearny Financial Corp.	9,597	59,022
KeyCorp	80,583	1,145,084
Lakeland Financial Corp.	3,995	245,772
LCNB Corp.	2,815	39,157
LINKBANCORP, Inc.	4,764	29,156
Live Oak Bancshares, Inc.	5,624	197,177
Lloyds Banking Group PLC	8,395,232	5,790,310
M&T Bank Corp.	14,296	2,163,843
Macatawa Bank Corp.	4,907	71,642
Mediobanca Banca di Credito Finanziario SpA	67,601	989,546
Mercantile Bank Corp.	2,685	108,930
Metrocity Bankshares, Inc.	3,135	82,764
Metropolitan Bank Holding Corp. (A)	1,719	72,353
Mid Penn Bancorp, Inc.	2,665	58,497
Middlefield Banc Corp.	1,296	31,169
Midland States Bancorp, Inc.	3,433	77,757
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
MidWestOne Financial Group, Inc.	2,745	$61,735
Mitsubishi UFJ Financial Group, Inc.	1,471,918	15,884,979
Mizrahi Tefahot Bank, Ltd.	20,534	696,338
Mizuho Financial Group, Inc.	319,769	6,730,303
MVB Financial Corp.	1,857	34,614
National Australia Bank, Ltd.	411,296	9,918,496
National Bank Holdings Corp., Class A	5,880	229,614
National Bankshares, Inc.	1,113	31,476
NatWest Group PLC	867,368	3,412,305
NB Bancorp, Inc. (A)	6,198	93,466
NBT Bancorp, Inc.	7,420	286,412
New York Community Bancorp, Inc. (B)	267,260	860,577
Nicolet Bankshares, Inc.	2,002	166,246
Nordea Bank ABP (Nasdaq Stockholm Exchange)	418,224	4,985,656
Northeast Bank	1,096	66,703
Northeast Community Bancorp, Inc.	1,765	31,452
Northfield Bancorp, Inc.	7,020	66,550
Northrim BanCorp, Inc.	962	55,450
Northwest Bancshares, Inc.	20,977	242,284
Norwood Financial Corp.	1,151	29,212
Oak Valley Bancorp	1,319	32,935
OceanFirst Financial Corp.	8,643	137,337
OFG Bancorp	7,409	277,467
Old National Bancorp	107,764	1,852,463
Old Second Bancorp, Inc.	6,995	103,596
Orange County Bancorp, Inc.	824	43,573
Origin Bancorp, Inc.	4,859	154,127
Orrstown Financial Services, Inc.	1,834	50,178
Oversea-Chinese Banking Corp., Ltd.	448,863	4,766,648
Pacific Premier Bancorp, Inc.	15,469	355,323
Park National Corp.	2,308	328,521
Parke Bancorp, Inc.	2,170	37,758
Pathward Financial, Inc.	4,077	230,636
PCB Bancorp	1,900	30,932
Peapack-Gladstone Financial Corp.	3,063	69,377
Peoples Bancorp of North Carolina, Inc.	875	25,550
Peoples Bancorp, Inc.	5,433	162,990
Peoples Financial Services Corp.	1,240	56,470
Pinnacle Financial Partners, Inc.	14,169	1,134,087
Pioneer Bancorp, Inc. (A)	2,622	26,246
Plumas Bancorp	1,008	36,268
Ponce Financial Group, Inc. (A)	3,535	32,310
Preferred Bank	1,879	141,846
Premier Financial Corp.	5,719	117,011
Primis Financial Corp.	3,999	41,910
Prosperity Bancshares, Inc.	17,771	1,086,519
Provident Bancorp, Inc. (A)	2,904	29,592
Provident Financial Services, Inc.	19,883	285,321
QCR Holdings, Inc.	2,624	157,440
RBB Bancorp	3,172	59,665
Red River Bancshares, Inc.	769	36,904
Regions Financial Corp.	73,421	1,471,357
Renasant Corp.	8,976	274,127
Republic Bancorp, Inc., Class A	1,339	71,784
Resona Holdings, Inc.	279,524	1,859,433
S&T Bancorp, Inc.	6,030	201,342
Sandy Spring Bancorp, Inc.	7,185	175,027
Seacoast Banking Corp. of Florida	13,553	320,393
ServisFirst Bancshares, Inc.	8,142	514,493
Shizuoka Financial Group, Inc.	58,173	562,347
Shore Bancshares, Inc.	5,551	63,559
Sierra Bancorp	2,254	50,445
Simmons First National Corp., Class A	19,868	349,279

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Skandinaviska Enskilda Banken AB, A Shares	210,353	$3,109,999
SmartFinancial, Inc.	3,097	73,306
Societe Generale SA	95,798	2,252,314
South Plains Financial, Inc.	2,519	68,013
Southern California Bancorp (A)	2,211	29,782
Southern First Bancshares, Inc. (A)	1,294	37,837
Southern Missouri Bancorp, Inc.	1,643	73,951
Southern States Bancshares, Inc.	1,221	33,138
Southside Bancshares, Inc.	4,784	132,086
SouthState Corp.	25,991	1,986,232
Standard Chartered PLC	292,624	2,642,236
Stellar Bancorp, Inc.	7,881	180,948
Stock Yards Bancorp, Inc.	4,223	209,756
Sumitomo Mitsui Financial Group, Inc.	165,900	11,136,017
Sumitomo Mitsui Trust Holdings, Inc.	86,858	1,996,101
Svenska Handelsbanken AB, A Shares	193,347	1,847,650
Swedbank AB, A Shares	112,542	2,318,169
Synovus Financial Corp.	27,126	1,090,194
Texas Capital Bancshares, Inc. (A)	15,897	971,943
The Bancorp, Inc. (A)	8,071	304,761
The Bank of NT Butterfield & Son, Ltd.	7,255	254,796
The Chiba Bank, Ltd.	70,267	629,823
The First Bancshares, Inc.	4,816	125,120
The First of Long Island Corp.	3,356	33,627
The Hingham Institution for Savings (B)	264	47,224
The PNC Financial Services Group, Inc.	33,103	5,146,854
Third Coast Bancshares, Inc. (A)	1,827	38,860
Timberland Bancorp, Inc.	1,207	32,698
Tompkins Financial Corp.	2,147	104,988
Towne Bank	11,675	318,377
TriCo Bancshares	5,283	209,048
Triumph Financial, Inc. (A)	3,546	289,886
Truist Financial Corp.	111,299	4,323,966
Trustmark Corp.	9,772	293,551
U.S. Bancorp	129,884	5,156,395
UMB Financial Corp.	15,198	1,267,817
UniCredit SpA	200,647	7,425,147
United Bankshares, Inc.	45,833	1,486,823
United Community Banks, Inc.	18,942	482,263
United Overseas Bank, Ltd.	167,612	3,866,192
Unity Bancorp, Inc.	1,328	39,269
Univest Financial Corp.	4,990	113,922
USCB Financial Holdings, Inc.	2,341	30,035
Valley National Bancorp	147,031	1,026,276
Veritex Holdings, Inc.	8,189	172,706
Virginia National Bankshares Corp.	887	29,094
WaFd, Inc.	10,583	302,462
Washington Trust Bancorp, Inc.	2,830	77,570
Webster Financial Corp.	31,765	1,384,636
Wells Fargo & Company	291,099	17,288,370
WesBanco, Inc.	9,421	262,940
West BanCorp, Inc.	3,052	54,631
Westamerica BanCorp	4,033	195,721
Westpac Banking Corp.	460,411	8,336,729
Wintrust Financial Corp.	11,439	1,127,428
WSFS Financial Corp.	9,456	444,432
Zions Bancorp NA	27,351	1,186,213
		420,359,487
Capital markets – 2.7%
3i Group PLC	129,028	4,972,851
Affiliated Managers Group, Inc.	5,902	922,069
AlTi Global, Inc. (A)	5,926	30,874
Ameriprise Financial, Inc.	8,324	3,555,930
Amundi SA (C)	8,138	526,341
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc., Class A	9,869	$407,294
AssetMark Financial Holdings, Inc. (A)	3,739	129,182
ASX, Ltd.	25,701	1,025,490
B. Riley Financial, Inc. (B)	3,365	59,359
BGC Group, Inc., Class A	59,341	492,530
BlackRock, Inc.	11,682	9,197,472
Brightsphere Investment Group, Inc.	4,701	104,221
Cboe Global Markets, Inc.	9,082	1,544,485
CME Group, Inc.	30,089	5,915,497
Cohen & Steers, Inc.	4,428	321,296
Daiwa Securities Group, Inc.	176,829	1,357,570
Deutsche Bank AG	251,194	4,014,723
Deutsche Boerse AG	25,186	5,147,935
Diamond Hill Investment Group, Inc.	451	63,478
Donnelley Financial Solutions, Inc. (A)	4,167	248,437
EQT AB	49,513	1,451,591
Euronext NV (C)	10,648	986,754
Evercore, Inc., Class A	6,564	1,368,135
FactSet Research Systems, Inc.	3,277	1,337,901
Federated Hermes, Inc.	14,868	488,860
Forge Global Holdings, Inc. (A)	20,440	29,842
Franklin Resources, Inc.	25,825	577,189
Futu Holdings, Ltd., ADR (A)	7,425	487,117
GCM Grosvenor, Inc., Class A	7,580	73,981
Hamilton Lane, Inc., Class A	6,141	758,905
Hargreaves Lansdown PLC	47,156	672,182
Hong Kong Exchanges & Clearing, Ltd.	159,659	5,109,587
Houlihan Lokey, Inc.	9,700	1,308,142
Interactive Brokers Group, Inc., Class A	19,841	2,432,507
Intercontinental Exchange, Inc.	47,946	6,563,328
Invesco, Ltd.	38,676	578,593
Janus Henderson Group PLC	23,779	801,590
Japan Exchange Group, Inc.	65,772	1,542,574
Jefferies Financial Group, Inc.	31,423	1,563,608
Julius Baer Group, Ltd.	27,307	1,527,340
KKR & Company, Inc.	55,622	5,853,659
London Stock Exchange Group PLC	60,349	7,156,082
Macquarie Group, Ltd.	48,227	6,562,310
MarketAxess Holdings, Inc.	3,261	653,928
Moelis & Company, Class A	11,256	640,016
Moody's Corp.	13,123	5,523,864
Morgan Stanley	104,599	10,165,977
Morningstar, Inc.	4,830	1,428,956
MSCI, Inc.	6,563	3,161,725
Nasdaq, Inc.	32,696	1,970,261
Nomura Holdings, Inc.	398,391	2,301,238
Northern Trust Corp.	16,257	1,365,263
Open Lending Corp. (A)	17,389	97,031
P10, Inc., Class A	7,387	62,642
Partners Group Holding AG	3,008	3,851,910
Patria Investments, Ltd., Class A	8,914	107,503
Perella Weinberg Partners	8,628	140,205
Piper Sandler Companies	2,728	627,904
PJT Partners, Inc., Class A	3,740	403,583
Raymond James Financial, Inc.	15,217	1,880,973
S&P Global, Inc.	26,751	11,930,946
SBI Holdings, Inc.	36,016	914,104
Schroders PLC	106,844	488,975
SEI Investments Company	18,496	1,196,506
Silvercrest Asset Management Group, Inc., Class A	2,308	35,982
Singapore Exchange, Ltd.	113,639	792,452
State Street Corp.	24,385	1,804,490
StepStone Group, Inc., Class A	8,670	397,866

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Stifel Financial Corp.	18,979	$1,597,083
StoneX Group, Inc. (A)	4,434	333,925
T. Rowe Price Group, Inc.	18,283	2,108,213
The Bank of New York Mellon Corp.	62,493	3,742,706
The Blackstone Group, Inc.	59,718	7,393,088
The Carlyle Group, Inc.	39,997	1,605,880
The Charles Schwab Corp.	124,718	9,190,469
The Goldman Sachs Group, Inc.	26,960	12,194,547
UBS Group AG	435,982	12,804,853
Victory Capital Holdings, Inc., Class A	6,557	312,966
Virtus Investment Partners, Inc.	1,067	240,982
WisdomTree, Inc.	22,403	222,014
		192,959,837
Consumer finance – 0.4%
Ally Financial, Inc.	50,677	2,010,357
American Express Company	47,493	10,997,004
Atlanticus Holdings Corp. (A)	994	28,011
Bread Financial Holdings, Inc.	7,918	352,826
Capital One Financial Corp.	31,890	4,415,171
Discover Financial Services	20,606	2,695,471
Encore Capital Group, Inc. (A)	3,824	159,576
Enova International, Inc. (A)	4,144	257,964
FirstCash Holdings, Inc.	13,193	1,383,682
Green Dot Corp., Class A (A)	8,942	84,502
LendingClub Corp. (A)	17,968	152,009
LendingTree, Inc. (A)	1,660	69,039
Medallion Financial Corp.	3,446	26,465
MoneyLion, Inc. (A)	1,385	101,853
Navient Corp.	12,543	182,626
Nelnet, Inc., Class A	2,322	234,197
NerdWallet, Inc., Class A (A)	6,339	92,549
PRA Group, Inc. (A)	6,328	124,408
PROG Holdings, Inc.	6,791	235,512
Regional Management Corp.	1,497	43,024
SLM Corp.	40,700	846,153
Synchrony Financial	32,360	1,527,068
Upstart Holdings, Inc. (A)(B)	12,410	292,752
World Acceptance Corp. (A)	575	71,059
		26,383,278
Financial services – 2.6%
Acacia Research Corp. (A)	6,811	34,123
Adyen NV (A)(C)	2,881	3,421,693
Alerus Financial Corp.	3,407	66,811
A-Mark Precious Metals, Inc.	2,837	91,834
AvidXchange Holdings, Inc. (A)	28,033	338,078
Banco Latinoamericano de Comercio Exterior SA, Class E	4,417	131,052
Berkshire Hathaway, Inc., Class B (A)	151,309	61,552,501
Burford Capital, Ltd.	32,302	421,541
Cannae Holdings, Inc.	9,453	171,477
Cantaloupe, Inc. (A)	10,234	67,544
Cass Information Systems, Inc.	2,427	97,250
Compass Diversified Holdings	10,995	240,681
Corpay, Inc. (A)	5,755	1,533,190
Edenred SE	33,085	1,403,195
Enact Holdings, Inc.	4,574	140,239
Equitable Holdings, Inc.	56,632	2,313,984
Essent Group, Ltd.	36,299	2,039,641
Eurazeo SE	6,051	482,498
Euronet Worldwide, Inc. (A)	8,072	835,452
EVERTEC, Inc.	10,495	348,959
EXOR NV	13,182	1,376,952
Federal Agricultural Mortgage Corp., Class C	1,460	263,997
Fidelity National Information Services, Inc.	46,380	3,495,197
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Fiserv, Inc. (A)	48,916	$7,290,441
Flywire Corp. (A)	19,560	320,588
Global Payments, Inc.	21,152	2,045,398
Groupe Bruxelles Lambert NV	11,668	830,779
i3 Verticals, Inc., Class A (A)	3,744	82,668
Industrivarden AB, A Shares	16,337	556,504
Industrivarden AB, C Shares	20,882	705,120
International Money Express, Inc. (A)	5,081	105,888
Investor AB, B Shares	229,437	6,287,274
Jack Henry & Associates, Inc.	6,270	1,040,945
Jackson Financial, Inc., Class A	12,166	903,447
L.E. Lundbergforetagen AB, B Shares	10,075	498,275
M&G PLC	299,684	770,433
Marqeta, Inc., Class A (A)	75,520	413,850
Mastercard, Inc., Class A	68,628	30,275,928
Merchants Bancorp	2,808	113,836
MGIC Investment Corp.	49,381	1,064,161
Mitsubishi HC Capital, Inc.	106,947	707,613
Mr. Cooper Group, Inc. (A)	10,135	823,266
NCR Atleos Corp. (A)	11,635	314,378
NewtekOne, Inc.	3,886	48,847
Nexi SpA (A)(C)	78,284	477,219
NMI Holdings, Inc. (A)	12,674	431,423
ORIX Corp.	153,000	3,391,072
PagSeguro Digital, Ltd., Class A (A)	30,130	352,220
Payoneer Global, Inc. (A)	45,779	253,616
PayPal Holdings, Inc. (A)	87,288	5,065,323
Paysafe, Ltd. (A)	5,294	93,598
Paysign, Inc. (A)	6,300	27,153
PennyMac Financial Services, Inc.	4,239	401,009
Radian Group, Inc.	23,992	746,151
Remitly Global, Inc. (A)	23,510	284,941
Repay Holdings Corp. (A)	14,702	155,253
Sezzle, Inc. (A)	388	34,229
Sofina SA	2,043	464,891
StoneCo, Ltd., Class A (A)	45,909	550,449
The Western Union Company	62,672	765,852
TrustCo Bank Corp. NY	3,221	92,668
Velocity Financial, Inc. (A)	1,359	24,367
Visa, Inc., Class A	131,567	34,532,390
Voya Financial, Inc.	18,653	1,327,161
Walker & Dunlop, Inc.	5,131	503,864
Washington H. Soul Pattinson & Company, Ltd.	31,101	678,524
Waterstone Financial, Inc.	3,248	41,542
WEX, Inc. (A)	7,762	1,374,961
Wise PLC, Class A (A)	81,505	699,039
		188,836,443
Insurance – 3.1%
Admiral Group PLC	34,513	1,140,482
Aegon, Ltd.	180,423	1,115,542
Aflac, Inc.	43,225	3,860,425
Ageas SA/NV	21,179	966,329
AIA Group, Ltd.	1,489,686	10,078,839
Allianz SE	51,926	14,421,460
Ambac Financial Group, Inc. (A)	7,469	95,753
American Coastal Insurance Corp. (A)	3,965	41,831
American Financial Group, Inc.	12,117	1,490,633
American International Group, Inc.	55,454	4,116,905
AMERISAFE, Inc.	3,191	140,053
Aon PLC, Class A	18,137	5,324,660
Arch Capital Group, Ltd. (A)	30,777	3,105,092
Arthur J. Gallagher & Company	18,213	4,722,813
ASR Nederland NV	21,010	1,000,258
Assicurazioni Generali SpA	135,203	3,365,740

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	4,469	$742,971
Aviva PLC	358,909	2,161,817
AXA SA	240,745	7,889,511
Baloise Holding AG	6,071	1,070,336
Brighthouse Financial, Inc. (A)	11,505	498,627
Brown & Brown, Inc.	20,324	1,817,169
Chubb, Ltd.	33,955	8,661,241
Cincinnati Financial Corp.	12,493	1,475,423
CNO Financial Group, Inc.	36,629	1,015,356
Crawford & Company, Class A	2,882	24,900
Dai-ichi Life Holdings, Inc.	119,970	3,212,777
Donegal Group, Inc., Class A	4,011	51,662
Employers Holdings, Inc.	4,022	171,458
Enstar Group, Ltd. (A)	2,033	621,488
Erie Indemnity Company, Class A	4,620	1,674,288
Everest Group, Ltd.	3,734	1,422,729
F&G Annuities & Life, Inc.	3,058	116,357
Fidelis Insurance Holdings, Ltd.	7,769	126,712
Fidelity National Financial, Inc.	48,082	2,376,212
First American Financial Corp.	19,213	1,036,541
Genworth Financial, Inc. (A)	69,373	419,013
Gjensidige Forsikring ASA	26,511	473,143
Globe Life, Inc.	7,369	606,321
Goosehead Insurance, Inc., Class A (A)	3,775	216,836
Greenlight Capital Re, Ltd., Class A (A)	4,075	53,383
Hamilton Insurance Group, Ltd., Class B (A)	2,870	47,786
Hannover Rueck SE	7,993	2,023,335
HCI Group, Inc.	1,318	121,480
Helvetia Holding AG	4,920	664,985
Heritage Insurance Holdings, Inc. (A)	3,831	27,123
Hippo Holdings, Inc. (A)	3,337	57,363
Horace Mann Educators Corp.	6,665	217,412
Insurance Australia Group, Ltd.	316,537	1,500,558
Investors Title Company	263	47,374
James River Group Holdings, Ltd.	5,319	41,116
Japan Post Holdings Company, Ltd.	276,261	2,745,959
Japan Post Insurance Company, Ltd.	25,398	493,943
Kemper Corp.	11,209	665,030
Kinsale Capital Group, Inc.	4,096	1,578,107
Legal & General Group PLC	792,656	2,269,823
Lemonade, Inc. (A)(B)	8,412	138,798
Loews Corp.	15,677	1,171,699
Marsh & McLennan Companies, Inc.	41,206	8,682,928
MBIA, Inc. (A)	8,438	46,325
Medibank Private, Ltd.	365,057	904,726
Mercury General Corp.	4,361	231,744
MetLife, Inc.	49,860	3,499,673
MS&AD Insurance Group Holdings, Inc.	170,545	3,807,589
Muenchener Rueckversicherungs-Gesellschaft AG	18,090	9,044,192
National Western Life Group, Inc., Class A	361	179,395
NN Group NV	35,891	1,668,158
Old Republic International Corp.	46,828	1,446,985
Oscar Health, Inc., Class A (A)	31,270	494,691
Palomar Holdings, Inc. (A)	3,955	320,948
Phoenix Group Holdings PLC	92,935	611,785
Poste Italiane SpA (C)	60,597	771,069
Primerica, Inc.	6,374	1,507,961
Principal Financial Group, Inc.	17,401	1,365,108
ProAssurance Corp. (A)	8,879	108,501
Prudential Financial, Inc.	29,981	3,513,473
Prudential PLC	364,492	3,304,854
QBE Insurance Group, Ltd.	199,155	2,298,969
Reinsurance Group of America, Inc.	12,187	2,501,625
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RenaissanceRe Holdings, Ltd.	9,795	$2,189,280
RLI Corp.	7,451	1,048,281
Root, Inc., Class A (A)	1,405	72,512
Ryan Specialty Holdings, Inc.	20,273	1,174,009
Safety Insurance Group, Inc.	2,375	178,196
Sampo OYJ, A Shares	59,842	2,580,641
Selective Insurance Group, Inc.	20,948	1,965,551
SelectQuote, Inc. (A)	21,965	60,623
SiriusPoint, Ltd. (A)	15,860	193,492
Skyward Specialty Insurance Group, Inc. (A)	6,014	217,587
Sompo Holdings, Inc.	118,166	2,531,552
Stewart Information Services Corp.	4,278	265,578
Suncorp Group, Ltd.	168,656	1,950,338
Swiss Life Holding AG	3,913	2,871,878
Swiss Re AG	39,983	4,956,969
T&D Holdings, Inc.	64,900	1,133,612
Talanx AG	8,557	681,904
The Allstate Corp.	21,865	3,490,966
The Baldwin Insurance Group, Inc. (A)	10,658	378,039
The Hanover Insurance Group, Inc.	6,658	835,180
The Hartford Financial Services Group, Inc.	24,558	2,469,061
The Progressive Corp.	48,935	10,164,289
The Travelers Companies, Inc.	19,081	3,879,931
Tiptree, Inc.	4,489	74,024
Tokio Marine Holdings, Inc.	249,090	9,360,564
Trupanion, Inc. (A)(B)	5,369	157,849
Tryg A/S	46,283	1,011,220
United Fire Group, Inc.	3,579	76,913
Universal Insurance Holdings, Inc.	3,957	74,233
Unum Group	32,975	1,685,352
W.R. Berkley Corp.	17,438	1,370,278
Willis Towers Watson PLC	8,370	2,194,112
Zurich Insurance Group AG	19,401	10,334,826
		224,674,516
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	2,888	35,234
AG Mortgage Investment Trust, Inc.	4,837	32,118
Angel Oak Mortgage REIT, Inc.	2,187	28,650
Annaly Capital Management, Inc.	92,699	1,766,843
Apollo Commercial Real Estate Finance, Inc.	22,224	217,573
Arbor Realty Trust, Inc.	29,196	418,963
Ares Commercial Real Estate Corp.	8,967	59,631
ARMOUR Residential REIT, Inc.	7,692	149,071
Blackstone Mortgage Trust, Inc., Class A	27,258	474,834
BrightSpire Capital, Inc.	21,447	122,248
Chicago Atlantic Real Estate Finance, Inc.	2,903	44,590
Chimera Investment Corp.	12,771	163,469
Claros Mortgage Trust, Inc.	14,421	115,656
Dynex Capital, Inc.	10,351	123,591
Ellington Financial, Inc.	12,382	149,575
Franklin BSP Realty Trust, Inc.	12,995	163,737
Granite Point Mortgage Trust, Inc.	9,952	29,557
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,038	533,925
Invesco Mortgage Capital, Inc.	7,778	72,880
KKR Real Estate Finance Trust, Inc.	9,967	90,201
Ladder Capital Corp.	18,137	204,767
MFA Financial, Inc.	16,084	171,134
New York Mortgage Trust, Inc.	15,623	91,238
Orchid Island Capital, Inc.	8,867	73,951
PennyMac Mortgage Investment Trust	14,011	192,651
Ready Capital Corp.	25,307	207,011

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Redwood Trust, Inc.	21,166	$137,367
Seven Hills Realty Trust	2,401	30,445
Starwood Property Trust, Inc.	55,600	1,053,064
TPG RE Finance Trust, Inc.	9,536	82,391
Two Harbors Investment Corp.	16,088	212,522
		7,248,887
		1,060,462,448
Health care – 11.9%
Biotechnology – 2.0%
2seventy bio, Inc. (A)	8,388	32,294
4D Molecular Therapeutics, Inc. (A)	8,134	170,733
89bio, Inc. (A)	13,380	107,174
AbbVie, Inc.	147,494	25,298,171
Absci Corp. (A)	13,801	42,507
ACADIA Pharmaceuticals, Inc. (A)	19,339	314,259
ACELYRIN, Inc. (A)	12,483	55,050
Achieve Life Sciences, Inc. (A)	6,392	30,042
Actinium Pharmaceuticals, Inc. (A)	5,348	39,575
ADC Therapeutics SA (A)	12,033	38,024
ADMA Biologics, Inc. (A)	36,457	407,589
Aduro Biotech, Inc. (A)(D)	2,435	6,031
Adverum Biotechnologies, Inc. (A)	3,645	25,005
Agenus, Inc. (A)	3,373	56,498
Agios Pharmaceuticals, Inc. (A)	9,182	395,928
Akero Therapeutics, Inc. (A)	11,023	258,600
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Aldeyra Therapeutics, Inc. (A)	9,092	30,095
Alector, Inc. (A)	14,117	64,091
Alkermes PLC (A)	26,958	649,688
Allogene Therapeutics, Inc. (A)	18,662	43,482
Altimmune, Inc. (A)(B)	11,632	77,353
ALX Oncology Holdings, Inc. (A)(B)	5,704	34,395
Amgen, Inc.	44,796	13,996,510
Amicus Therapeutics, Inc. (A)	47,558	471,775
AnaptysBio, Inc. (A)	3,400	85,204
Anavex Life Sciences Corp. (A)(B)	12,893	54,408
Anika Therapeutics, Inc. (A)	2,693	68,214
Annexon, Inc. (A)	14,054	68,865
Apogee Therapeutics, Inc. (A)	5,874	231,142
Applied Therapeutics, Inc. (A)	15,840	73,973
Arbutus Biopharma Corp. (A)	24,350	75,242
Arcellx, Inc. (A)	6,947	383,405
Arcturus Therapeutics Holdings, Inc. (A)	3,794	92,384
Arcus Biosciences, Inc. (A)	8,948	136,278
Arcutis Biotherapeutics, Inc. (A)	17,240	160,332
Ardelyx, Inc. (A)	37,600	278,616
Argenx SE (A)	7,907	3,430,759
Argenx SE, Additional Offering (A)	417	180,932
ArriVent Biopharma, Inc. (A)	2,051	38,046
Arrowhead Pharmaceuticals, Inc. (A)	42,312	1,099,689
ARS Pharmaceuticals, Inc. (A)	8,540	72,675
Astria Therapeutics, Inc. (A)	7,588	69,051
Aura Biosciences, Inc. (A)	8,564	64,744
Aurinia Pharmaceuticals, Inc. (A)	23,561	134,533
Avid Bioservices, Inc. (A)	10,783	76,991
Avidity Biosciences, Inc. (A)	16,276	664,875
Avita Medical, Inc. (A)	4,756	37,668
Beam Therapeutics, Inc. (A)	12,422	291,047
BioCryst Pharmaceuticals, Inc. (A)	33,807	208,927
Biogen, Inc. (A)	11,951	2,770,481
Biohaven, Ltd. (A)	12,134	421,171
BioMarin Pharmaceutical, Inc. (A)	35,172	2,895,711
Black Diamond Therapeutics, Inc. (A)	6,508	30,327
Bluebird Bio, Inc. (A)(B)	29,811	29,340
Blueprint Medicines Corp. (A)	10,109	1,089,548
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bridgebio Pharma, Inc. (A)	22,677	$574,408
C4 Therapeutics, Inc. (A)	9,838	45,452
Cabaletta Bio, Inc. (A)	7,116	53,228
CareDx, Inc. (A)	8,190	127,191
Cargo Therapeutics, Inc. (A)	3,542	58,160
Caribou Biosciences, Inc. (A)	15,339	25,156
Cartesian Therapeutics, Inc.	1,241	33,519
Cartesian Therapeutics, Inc., CVR (A)(D)	19,937	3,589
Catalyst Pharmaceuticals, Inc. (A)	18,725	290,050
Celcuity, Inc. (A)	4,069	66,650
Celldex Therapeutics, Inc. (A)	10,476	387,717
CG Oncology, Inc. (A)	3,832	120,976
Chinook Therapeutics, Inc. (A)(D)	9,357	3,649
Cibus, Inc. (A)	2,597	25,580
Cogent Biosciences, Inc. (A)	15,237	128,448
Coherus Biosciences, Inc. (A)	19,099	33,041
Corbus Pharmaceuticals Holdings, Inc. (A)	1,669	75,522
Crinetics Pharmaceuticals, Inc. (A)	12,592	563,996
CSL, Ltd.	64,059	12,561,789
Cullinan Therapeutics, Inc. (A)	6,437	112,261
Cytokinetics, Inc. (A)	39,218	2,124,831
Day One Biopharmaceuticals, Inc. (A)	8,732	120,327
Denali Therapeutics, Inc. (A)	20,187	468,742
Dianthus Therapeutics, Inc. (A)	3,921	101,475
Disc Medicine, Inc. (A)	2,723	122,726
Dynavax Technologies Corp. (A)	21,561	242,130
Dyne Therapeutics, Inc. (A)	13,041	460,217
Editas Medicine, Inc. (A)	14,330	66,921
Enanta Pharmaceuticals, Inc. (A)	3,617	46,912
Entrada Therapeutics, Inc. (A)	4,175	59,494
Erasca, Inc. (A)	20,100	47,436
Exelixis, Inc. (A)	53,957	1,212,414
Fate Therapeutics, Inc. (A)	16,922	55,504
Fennec Pharmaceuticals, Inc. (A)	4,897	29,921
Foghorn Therapeutics, Inc. (A)	4,622	26,577
Generation Bio Company (A)	8,702	24,540
Genmab A/S (A)	8,765	2,196,450
Geron Corp. (A)	93,150	394,956
Gilead Sciences, Inc.	103,954	7,132,284
Grifols SA (A)	39,541	334,399
Halozyme Therapeutics, Inc. (A)	43,587	2,282,215
Heron Therapeutics, Inc. (A)	19,352	67,732
HilleVax, Inc. (A)	5,438	78,633
Humacyte, Inc. (A)	14,765	70,872
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	12,093	424,585
ImmunityBio, Inc. (A)(B)	22,934	144,943
Immunome, Inc. (A)	8,450	102,245
Immunovant, Inc. (A)	9,442	249,269
Incyte Corp. (A)	16,004	970,162
Inhibrx Biosciences, Inc. (A)	2,326	32,959
Inhibrx, Inc. (A)(D)	5,368	3,382
Inovio Pharmaceuticals, Inc. (A)	4,375	35,350
Inozyme Pharma, Inc. (A)	8,942	39,881
Insmed, Inc. (A)	25,003	1,675,201
Intellia Therapeutics, Inc. (A)	15,639	350,001
Iovance Biotherapeutics, Inc. (A)	41,009	328,892
Ironwood Pharmaceuticals, Inc. (A)	23,689	154,452
iTeos Therapeutics, Inc. (A)	4,625	68,635
Janux Therapeutics, Inc. (A)(B)	4,547	190,474
Jasper Therapeutics, Inc. (A)	1,925	43,698
KalVista Pharmaceuticals, Inc. (A)	6,618	77,960
Keros Therapeutics, Inc. (A)	4,831	220,777
Kiniksa Pharmaceuticals International PLC (A)	4,857	90,680

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,388	$25,914
Korro Bio, Inc. (A)	1,025	34,717
Krystal Biotech, Inc. (A)	3,997	734,009
Kura Oncology, Inc. (A)	11,956	246,174
Kymera Therapeutics, Inc. (A)	7,256	216,592
Larimar Therapeutics, Inc. (A)	7,077	51,308
LENZ Therapeutics, Inc.	2,258	39,041
Lexeo Therapeutics, Inc. (A)	1,907	30,588
Lexicon Pharmaceuticals, Inc. (A)(B)	20,311	34,122
Lineage Cell Therapeutics, Inc. (A)	25,394	25,325
Lyell Immunopharma, Inc. (A)	26,759	38,801
MacroGenics, Inc. (A)	10,568	44,914
Madrigal Pharmaceuticals, Inc. (A)	2,824	791,172
MannKind Corp. (A)	43,149	225,238
MeiraGTx Holdings PLC (A)	7,452	31,373
Merrimack Pharmaceuticals, Inc. (A)(D)	1,515	45
Mersana Therapeutics, Inc. (A)	19,871	39,941
MiMedx Group, Inc. (A)	19,499	135,128
Mineralys Therapeutics, Inc. (A)	5,205	60,899
Mirum Pharmaceuticals, Inc. (A)	6,451	220,560
Moderna, Inc. (A)	27,675	3,286,406
Morphic Holding, Inc. (A)	6,506	221,659
Myriad Genetics, Inc. (A)	14,444	353,300
Neurocrine Biosciences, Inc. (A)	18,641	2,566,306
Neurogene, Inc. (A)	1,737	63,209
Nkarta, Inc. (A)	8,866	52,398
Novavax, Inc. (A)(B)	22,786	288,471
Nurix Therapeutics, Inc. (A)	9,861	205,799
Nuvalent, Inc., Class A (A)	5,157	391,210
Ocugen, Inc. (A)	42,397	65,715
Olema Pharmaceuticals, Inc. (A)	6,660	72,061
Organogenesis Holdings, Inc. (A)	12,808	35,862
ORIC Pharmaceuticals, Inc. (A)	10,335	73,068
PDL BioPharma, Inc. (A)(D)	23,030	13,818
PepGen, Inc. (A)	2,644	42,198
Perspective Therapeutics, Inc. (A)	7,767	77,437
Poseida Therapeutics, Inc. (A)	11,986	34,999
Praxis Precision Medicines, Inc. (A)	2,821	116,677
Precigen, Inc. (A)	23,428	37,016
Prime Medicine, Inc. (A)(B)	9,943	51,107
ProKidney Corp. (A)	10,938	26,907
Protagonist Therapeutics, Inc. (A)	9,427	326,646
Prothena Corp. PLC (A)	7,049	145,491
PTC Therapeutics, Inc. (A)	12,325	376,899
Puma Biotechnology, Inc. (A)	7,553	24,623
Pyxis Oncology, Inc. (A)	8,492	28,109
Radius Health, Inc. (A)(D)	8,191	655
Recursion Pharmaceuticals, Inc., Class A (A)	33,476	251,070
Regeneron Pharmaceuticals, Inc. (A)	8,862	9,314,228
REGENXBIO, Inc. (A)	7,838	91,705
Relay Therapeutics, Inc. (A)	16,681	108,760
Replimune Group, Inc. (A)	8,442	75,978
REVOLUTION Medicines, Inc. (A)	24,547	952,669
Rhythm Pharmaceuticals, Inc. (A)	8,836	362,806
Rigel Pharmaceuticals, Inc. (A)	3,307	27,179
Rocket Pharmaceuticals, Inc. (A)	10,863	233,880
Roivant Sciences, Ltd. (A)	62,694	662,676
Sage Therapeutics, Inc. (A)	9,174	99,630
Sana Biotechnology, Inc. (A)	21,861	119,361
Sarepta Therapeutics, Inc. (A)	17,509	2,766,422
Savara, Inc. (A)	17,118	68,986
Scholar Rock Holding Corp. (A)	11,385	94,837
Sera Prognostics, Inc., Class A (A)	4,876	28,866
Shattuck Labs, Inc. (A)	6,858	26,472
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Skye Bioscience, Inc. (A)	2,901	$23,237
Soleno Therapeutics, Inc. (A)	3,602	146,962
SpringWorks Therapeutics, Inc. (A)	11,156	420,247
Spyre Therapeutics, Inc. (A)	5,630	132,361
Stoke Therapeutics, Inc. (A)	5,871	79,317
Summit Therapeutics, Inc. (A)(B)	14,289	111,454
Sutro Biopharma, Inc. (A)	14,245	41,738
Swedish Orphan Biovitrum AB (A)	25,835	691,060
Syndax Pharmaceuticals, Inc. (A)	13,521	277,586
Tango Therapeutics, Inc. (A)	7,983	68,494
Taysha Gene Therapies, Inc. (A)	26,415	59,170
Tenaya Therapeutics, Inc. (A)	9,818	30,436
TG Therapeutics, Inc. (A)	22,487	400,044
Tourmaline Bio, Inc.	3,884	49,948
Travere Therapeutics, Inc. (A)	12,371	101,690
TScan Therapeutics, Inc. (A)	6,537	38,241
Twist Bioscience Corp. (A)	9,283	457,466
Tyra Biosciences, Inc. (A)	3,497	55,917
United Therapeutics Corp. (A)	8,216	2,617,207
UroGen Pharma, Ltd. (A)	5,704	95,713
Vanda Pharmaceuticals, Inc. (A)	9,973	56,347
Vaxcyte, Inc. (A)	17,593	1,328,447
Vera Therapeutics, Inc. (A)	6,297	227,825
Veracyte, Inc. (A)	12,491	270,680
Vericel Corp. (A)	7,840	359,699
Vertex Pharmaceuticals, Inc. (A)	21,557	10,104,197
Verve Therapeutics, Inc. (A)(B)	11,899	58,067
Vir Biotechnology, Inc. (A)	14,927	132,850
Viridian Therapeutics, Inc. (A)	10,411	135,447
Voyager Therapeutics, Inc. (A)	7,853	62,117
Xencor, Inc. (A)	9,895	187,312
Y-mAbs Therapeutics, Inc. (A)	6,063	73,241
Zentalis Pharmaceuticals, Inc. (A)	9,980	40,818
Zymeworks, Inc. (A)	9,612	81,798
		142,535,142
Health care equipment and supplies – 2.2%
Abbott Laboratories	145,322	15,100,409
Accuray, Inc. (A)	18,984	34,551
Alcon, Inc.	66,240	5,888,195
Align Technology, Inc. (A)	5,651	1,364,321
Alphatec Holdings, Inc. (A)	16,649	173,982
AngioDynamics, Inc. (A)	7,159	43,312
Artivion, Inc. (A)	6,460	165,699
AtriCure, Inc. (A)	7,784	177,242
Atrion Corp.	233	105,416
Avanos Medical, Inc. (A)	7,302	145,456
Axogen, Inc. (A)	7,216	52,244
Axonics, Inc. (A)	8,111	545,303
Baxter International, Inc.	43,694	1,461,564
Becton, Dickinson and Company	24,126	5,638,487
BioMerieux	5,491	522,133
Bioventus, Inc., Class A (A)	6,283	36,127
Boston Scientific Corp. (A)	122,931	9,466,916
Carl Zeiss Meditec AG, Bearer Shares	5,335	375,072
Cerus Corp. (A)	31,266	55,028
Cochlear, Ltd.	8,682	1,916,464
Coloplast A/S, B Shares	16,718	2,009,723
CONMED Corp.	4,928	341,609
CVRx, Inc. (A)	2,290	27,457
Demant A/S (A)	13,188	571,181
Dentsply Sirona, Inc.	38,461	958,064
DexCom, Inc. (A)	33,170	3,760,815
DiaSorin SpA	2,967	295,157
Edwards Lifesciences Corp. (A)	50,291	4,645,380
Embecta Corp.	9,475	118,438

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Enovis Corp. (A)	9,246	$417,919
Envista Holdings Corp. (A)	31,834	529,399
EssilorLuxottica SA	39,105	8,403,021
Fisher & Paykel Healthcare Corp., Ltd.	77,411	1,416,870
GE HealthCare Technologies, Inc.	34,962	2,724,239
Getinge AB, B Shares	30,321	515,031
Glaukos Corp. (A)	7,850	929,048
Globus Medical, Inc., Class A (A)	20,862	1,428,838
Haemonetics Corp. (A)	17,412	1,440,495
Hologic, Inc. (A)	20,197	1,499,627
Hoya Corp.	46,522	5,440,251
ICU Medical, Inc. (A)	3,433	407,669
IDEXX Laboratories, Inc. (A)	6,895	3,359,244
Inari Medical, Inc. (A)	8,516	410,045
Inmode, Ltd. (A)	12,652	230,772
Inogen, Inc. (A)	4,171	33,910
Insulet Corp. (A)	6,008	1,212,414
Integer Holdings Corp. (A)	5,319	615,887
Integra LifeSciences Holdings Corp. (A)	11,045	321,851
Intuitive Surgical, Inc. (A)	29,637	13,184,019
iRadimed Corp.	1,373	60,330
iRhythm Technologies, Inc. (A)	5,021	540,460
Koninklijke Philips NV (A)	106,577	2,680,256
Lantheus Holdings, Inc. (A)	23,733	1,905,523
LeMaitre Vascular, Inc.	3,259	268,151
LivaNova PLC (A)	18,790	1,030,068
Masimo Corp. (A)	8,260	1,040,264
Medtronic PLC	110,917	8,730,277
Merit Medical Systems, Inc. (A)	9,095	781,715
Neogen Corp. (A)	71,535	1,118,092
Nevro Corp. (A)	6,323	53,240
Novocure, Ltd. (A)	17,199	294,619
Olympus Corp.	153,024	2,470,163
Omnicell, Inc. (A)	7,389	200,020
OraSure Technologies, Inc. (A)	12,375	52,718
Orchestra BioMed Holdings, Inc. (A)	3,922	31,964
Orthofix Medical, Inc. (A)	5,486	72,744
OrthoPediatrics Corp. (A)	2,773	79,751
Paragon 28, Inc. (A)	8,130	55,609
Penumbra, Inc. (A)	7,181	1,292,365
PROCEPT BioRobotics Corp. (A)	6,834	417,489
Pulmonx Corp. (A)	6,762	42,871
Pulse Biosciences, Inc. (A)	3,093	34,611
QuidelOrtho Corp. (A)	9,180	304,960
ResMed, Inc.	12,112	2,318,479
RxSight, Inc. (A)	5,470	329,130
Semler Scientific, Inc. (A)	808	27,795
SI-BONE, Inc. (A)	6,772	87,562
Siemens Healthineers AG (C)	37,381	2,152,737
Sight Sciences, Inc. (A)	5,994	39,980
Silk Road Medical, Inc. (A)	6,357	171,893
Smith & Nephew PLC	115,901	1,436,280
Solventum Corp. (A)	11,889	628,690
Sonova Holding AG	6,718	2,069,592
STAAR Surgical Company (A)	7,952	378,595
STERIS PLC	7,969	1,749,514
Straumann Holding AG	14,796	1,826,396
Stryker Corp.	28,336	9,641,324
Surmodics, Inc. (A)	2,283	95,977
Sysmex Corp.	66,742	1,077,346
Tactile Systems Technology, Inc. (A)	3,985	47,581
Tandem Diabetes Care, Inc. (A)	10,426	420,064
Teleflex, Inc.	4,043	850,364
Terumo Corp.	177,844	2,949,578
The Cooper Companies, Inc.	17,100	1,492,830
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
TransMedics Group, Inc. (A)	5,155	$776,446
Treace Medical Concepts, Inc. (A)	8,523	56,678
UFP Technologies, Inc. (A)	1,168	308,200
Utah Medical Products, Inc.	556	37,146
Varex Imaging Corp. (A)	6,181	91,046
Zimmer Biomet Holdings, Inc.	16,899	1,834,048
Zimvie, Inc. (A)	4,476	81,687
		157,051,512
Health care providers and services – 1.7%
Acadia Healthcare Company, Inc. (A)	17,185	1,160,675
Accolade, Inc. (A)	12,412	44,435
AdaptHealth Corp. (A)	16,479	164,790
Addus HomeCare Corp. (A)	2,520	292,597
agilon health, Inc. (A)	49,991	326,941
Alignment Healthcare, Inc. (A)	16,546	129,390
Amedisys, Inc. (A)	6,045	554,931
AMN Healthcare Services, Inc. (A)	6,094	312,196
Amplifon SpA	16,505	586,916
Astrana Health, Inc. (A)	6,956	282,135
BrightSpring Health Services, Inc. (A)	8,960	101,786
Brookdale Senior Living, Inc. (A)	31,013	211,819
Cardinal Health, Inc.	19,819	1,948,604
Castle Biosciences, Inc. (A)	4,307	93,763
Cencora, Inc.	13,759	3,099,903
Centene Corp. (A)	44,249	2,933,709
Chemed Corp.	2,804	1,521,394
Community Health Systems, Inc. (A)	21,045	70,711
CorVel Corp. (A)	1,428	363,098
Cross Country Healthcare, Inc. (A)	5,432	75,179
CVS Health Corp.	104,666	6,181,574
DaVita, Inc. (A)	4,635	642,272
DocGo, Inc. (A)	17,240	53,272
Elevance Health, Inc.	19,403	10,513,710
Encompass Health Corp.	18,650	1,599,984
Enhabit, Inc. (A)	8,215	73,278
Fresenius Medical Care AG	27,226	1,040,490
Fresenius SE & Company KGaA (A)	55,997	1,672,870
Fulgent Genetics, Inc. (A)	3,420	67,100
GeneDx Holdings Corp. (A)	1,999	52,254
Guardant Health, Inc. (A)	19,003	548,807
HCA Healthcare, Inc.	16,168	5,194,455
HealthEquity, Inc. (A)	29,701	2,560,226
Henry Schein, Inc. (A)	11,180	716,638
Hims & Hers Health, Inc. (A)	30,527	616,340
Humana, Inc.	10,020	3,743,973
InfuSystem Holdings, Inc. (A)	4,040	27,593
Labcorp Holdings, Inc.	6,746	1,372,878
LifeStance Health Group, Inc. (A)	19,761	97,027
McKesson Corp.	10,860	6,342,674
ModivCare, Inc. (A)	1,884	49,436
Molina Healthcare, Inc. (A)	4,990	1,483,527
Nano-X Imaging, Ltd. (A)(B)	9,026	66,251
National HealthCare Corp.	2,009	217,776
National Research Corp.	2,826	64,857
NeoGenomics, Inc. (A)	20,564	285,223
NMC Health PLC (A)(D)	19,536	0
OPKO Health, Inc. (A)(B)	55,679	69,599
Option Care Health, Inc. (A)	60,057	1,663,579
Owens & Minor, Inc. (A)	12,177	164,390
PACS Group, Inc. (A)	4,143	122,219
Patterson Companies, Inc.	12,755	307,651
Pediatrix Medical Group, Inc. (A)	13,780	104,039
Performant Financial Corp. (A)	12,171	35,296
PetIQ, Inc. (A)	4,446	98,079
Privia Health Group, Inc. (A)	16,522	287,152

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Progyny, Inc. (A)	28,982	$829,175
Quest Diagnostics, Inc.	9,551	1,307,341
R1 RCM, Inc. (A)	36,674	460,625
RadNet, Inc. (A)	10,617	625,554
Ramsay Health Care, Ltd.	24,365	769,255
Select Medical Holdings Corp.	17,145	601,104
Sonic Healthcare, Ltd.	60,498	1,056,518
Surgery Partners, Inc. (A)	12,368	294,235
Talkspace, Inc. (A)	20,790	47,817
Tenet Healthcare Corp. (A)	18,094	2,407,045
The Cigna Group	23,712	7,838,476
The Ensign Group, Inc.	8,822	1,091,193
The Joint Corp. (A)	1,995	28,050
The Pennant Group, Inc. (A)	4,743	109,990
UnitedHealth Group, Inc.	76,876	39,149,872
Universal Health Services, Inc., Class B	5,249	970,698
US Physical Therapy, Inc.	2,422	223,841
Viemed Healthcare, Inc. (A)	6,556	42,942
		120,265,192
Health care technology – 0.0%
Definitive Healthcare Corp. (A)	9,313	50,849
Doximity, Inc., Class A (A)	22,629	632,933
Evolent Health, Inc., Class A (A)	18,559	354,848
Health Catalyst, Inc. (A)	9,950	63,581
HealthStream, Inc.	4,078	113,776
LifeMD, Inc. (A)	5,793	39,740
M3, Inc.	58,509	559,815
OptimizeRx Corp. (A)	3,032	30,320
Phreesia, Inc. (A)	8,276	175,451
Pro Medicus, Ltd.	7,613	723,025
Schrodinger, Inc. (A)	9,044	174,911
Simulations Plus, Inc.	2,683	130,447
Teladoc Health, Inc. (A)	27,442	268,383
		3,318,079
Life sciences tools and services – 0.9%
Adaptive Biotechnologies Corp. (A)	20,420	73,920
Agilent Technologies, Inc.	24,357	3,157,398
Azenta, Inc. (A)	9,988	525,569
Bachem Holding AG	4,474	408,822
BioLife Solutions, Inc. (A)	5,827	124,873
Bio-Rad Laboratories, Inc., Class A (A)	1,801	491,871
Bio-Techne Corp.	13,525	969,066
Bruker Corp.	18,037	1,150,941
Charles River Laboratories International, Inc. (A)	4,414	911,844
Codexis, Inc. (A)	12,241	37,947
CryoPort, Inc. (A)	7,489	51,749
Cytek Biosciences, Inc. (A)	20,210	112,772
Danaher Corp.	55,064	13,757,740
Eurofins Scientific SE	17,907	896,585
Illumina, Inc. (A)	29,508	3,080,045
IQVIA Holdings, Inc. (A)	15,160	3,205,430
Lonza Group AG	9,871	5,373,820
Maravai LifeSciences Holdings, Inc., Class A (A)	18,303	131,049
MaxCyte, Inc. (A)	18,082	70,881
Medpace Holdings, Inc. (A)	4,362	1,796,490
Mesa Laboratories, Inc.	901	78,180
Mettler-Toledo International, Inc. (A)	1,770	2,473,734
OmniAb, Inc. (A)	16,556	62,085
OmniAb, Inc., $12.50 Earnout Shares (A)	967	2,307
OmniAb, Inc., $15.00 Earnout Shares (A)	967	2,058
Pacific Biosciences of California, Inc. (A)	45,818	62,771
QIAGEN NV (A)	29,343	1,212,397
Quanterix Corp. (A)	5,986	79,075
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Repligen Corp. (A)	9,626	$1,213,454
Revvity, Inc.	10,618	1,113,403
Sartorius Stedim Biotech	3,871	639,727
Sotera Health Company (A)	23,071	273,853
Standard BioTools, Inc. (A)	50,136	88,741
Thermo Fisher Scientific, Inc.	31,885	17,632,405
Waters Corp. (A)	5,087	1,475,840
West Pharmaceutical Services, Inc.	6,008	1,978,975
		64,717,817
Pharmaceuticals – 5.1%
Amneal Pharmaceuticals, Inc. (A)	26,161	166,122
Amphastar Pharmaceuticals, Inc. (A)	6,211	248,440
ANI Pharmaceuticals, Inc. (A)	3,015	191,995
Aquestive Therapeutics, Inc. (A)	12,718	33,067
Arvinas, Inc. (A)	10,447	278,099
Astellas Pharma, Inc.	239,886	2,366,652
AstraZeneca PLC	205,496	31,981,951
Atea Pharmaceuticals, Inc. (A)	14,872	49,226
Avadel Pharmaceuticals PLC	15,002	210,928
Axsome Therapeutics, Inc. (A)	5,861	471,811
Bayer AG	130,228	3,670,870
Biote Corp., Class A (A)	4,786	35,751
Bristol-Myers Squibb Company	169,020	7,019,401
Cassava Sciences, Inc. (A)(B)	6,621	81,769
Catalent, Inc. (A)	15,551	874,433
Chugai Pharmaceutical Company, Ltd.	89,029	3,170,175
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	5,294	170,467
Contineum Therapeutics, Inc., Class A (A)	1,354	23,844
Corcept Therapeutics, Inc. (A)	13,045	423,832
CorMedix, Inc. (A)(B)	10,076	43,629
Daiichi Sankyo Company, Ltd.	245,190	8,521,264
Edgewise Therapeutics, Inc. (A)	11,843	213,292
Eisai Company, Ltd.	33,415	1,375,483
Eli Lilly & Company	66,687	60,377,076
Enliven Therapeutics, Inc. (A)	5,763	134,681
Esperion Therapeutics, Inc. (A)	31,055	68,942
Evolus, Inc. (A)	9,224	100,080
EyePoint Pharmaceuticals, Inc. (A)	8,208	71,410
Fulcrum Therapeutics, Inc. (A)	10,384	64,381
GSK PLC	549,438	10,568,006
Harmony Biosciences Holdings, Inc. (A)	4,941	149,070
Harrow, Inc. (A)(B)	5,020	104,868
Hikma Pharmaceuticals PLC	22,060	525,602
Innoviva, Inc. (A)	9,075	148,830
Ipsen SA	5,000	614,294
Jazz Pharmaceuticals PLC (A)	11,677	1,246,286
Johnson & Johnson	201,109	29,394,091
Kyowa Kirin Company, Ltd.	35,791	613,480
Ligand Pharmaceuticals, Inc. (A)	2,769	233,316
Liquidia Corp. (A)	9,629	115,548
Longboard Pharmaceuticals, Inc. (A)	5,308	143,475
Merck & Company, Inc.	211,663	26,203,879
Merck KGaA	17,132	2,833,212
Mind Medicine MindMed, Inc. (A)	11,906	85,842
Neumora Therapeutics, Inc. (A)	13,924	136,873
Novartis AG	261,264	27,817,203
Novo Nordisk A/S, Class B	432,587	61,896,605
Nuvation Bio, Inc. (A)	30,026	87,676
Ocular Therapeutix, Inc. (A)	25,235	172,607
Omeros Corp. (A)(B)	9,415	38,225
Ono Pharmaceutical Company, Ltd.	49,580	677,427
Orion OYJ, Class B	14,303	610,016
Otsuka Holdings Company, Ltd.	55,459	2,342,963
Pacira BioSciences, Inc. (A)	7,529	215,405

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Company PLC	25,251	$648,446
Pfizer, Inc.	473,087	13,236,974
Phathom Pharmaceuticals, Inc. (A)	5,760	59,328
Phibro Animal Health Corp., Class A	3,908	65,537
Pliant Therapeutics, Inc. (A)	9,606	103,265
Prestige Consumer Healthcare, Inc. (A)	7,987	549,905
Recordati Industria Chimica e Farmaceutica SpA	13,860	721,382
Revance Therapeutics, Inc. (A)	18,123	46,576
Roche Holding AG	93,131	25,802,755
Roche Holding AG, Bearer Shares	4,243	1,293,620
Sandoz Group AG	54,276	1,967,398
Sanofi SA	150,893	14,552,593
Scilex Holding Company (A)	8,717	16,824
scPharmaceuticals, Inc. (A)	6,014	26,161
Shionogi & Company, Ltd.	33,413	1,301,387
SIGA Technologies, Inc.	7,663	58,162
Supernus Pharmaceuticals, Inc. (A)	8,173	218,628
Takeda Pharmaceutical Company, Ltd.	209,762	5,440,855
Tarsus Pharmaceuticals, Inc. (A)	6,053	164,521
Terns Pharmaceuticals, Inc. (A)	9,546	65,008
Teva Pharmaceutical Industries, Ltd., ADR (A)	148,515	2,413,369
Theravance Biopharma, Inc. (A)	7,051	59,792
Third Harmonic Bio, Inc. (A)	3,588	46,644
Trevi Therapeutics, Inc. (A)	10,458	31,165
UCB SA	16,759	2,488,492
Ventyx Biosciences, Inc. (A)	10,376	23,969
Viatris, Inc.	91,737	975,164
WaVe Life Sciences, Ltd. (A)	12,951	64,625
Xeris Biopharma Holdings, Inc. (A)	24,605	55,361
Zevra Therapeutics, Inc. (A)	7,976	39,082
Zoetis, Inc.	38,093	6,603,802
		368,566,199
		856,453,941
Industrials – 11.9%
Aerospace and defense – 1.8%
AAR Corp. (A)	5,517	401,086
AeroVironment, Inc. (A)	4,217	768,169
AerSale Corp. (A)	5,849	40,475
Airbus SE	78,768	10,810,644
Archer Aviation, Inc., Class A (A)(B)	38,057	133,961
Astronics Corp. (A)	4,708	94,301
Axon Enterprise, Inc. (A)	6,061	1,783,389
BAE Systems PLC	401,104	6,681,040
BWX Technologies, Inc.	16,932	1,608,540
Byrna Technologies, Inc. (A)	3,012	30,060
Cadre Holdings, Inc.	4,271	143,335
Curtiss-Wright Corp.	7,094	1,922,332
Dassault Aviation SA	2,616	473,724
Ducommun, Inc. (A)	2,216	128,661
Elbit Systems, Ltd.	3,537	615,479
General Dynamics Corp.	19,006	5,514,401
General Electric Company	91,462	14,539,714
Hexcel Corp.	15,396	961,480
Howmet Aerospace, Inc.	32,216	2,500,928
Huntington Ingalls Industries, Inc.	3,406	839,000
Kongsberg Gruppen ASA	11,660	949,510
Kratos Defense & Security Solutions, Inc. (A)	23,804	476,318
L3Harris Technologies, Inc.	15,780	3,543,872
Leonardo DRS, Inc. (A)	11,851	302,319
Leonardo SpA	53,647	1,242,938
Lockheed Martin Corp.	17,820	8,323,722
Melrose Industries PLC	173,821	1,210,565
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Mercury Systems, Inc. (A)	8,984	$242,478
Moog, Inc., Class A	4,533	758,371
MTU Aero Engines AG	7,135	1,819,091
National Presto Industries, Inc.	927	69,646
Northrop Grumman Corp.	11,598	5,056,148
Park Aerospace Corp.	3,639	49,782
Redwire Corp. (A)	4,109	29,462
Rheinmetall AG	5,774	2,942,521
Rocket Lab USA, Inc. (A)(B)	56,620	271,776
Rolls-Royce Holdings PLC (A)	1,115,702	6,407,739
RTX Corp.	111,009	11,144,194
Saab AB, B Shares	42,459	1,020,071
Safran SA	45,310	9,549,468
Singapore Technologies Engineering, Ltd.	206,950	659,000
Textron, Inc.	15,521	1,332,633
Thales SA	12,539	2,005,842
The Boeing Company (A)	48,152	8,764,146
TransDigm Group, Inc.	4,672	5,968,994
Triumph Group, Inc. (A)	10,487	161,605
V2X, Inc. (A)	2,087	100,093
Virgin Galactic Holdings, Inc. (A)(B)	3,349	28,232
Woodward, Inc.	11,284	1,967,704
		126,388,959
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	8,268	114,677
CH Robinson Worldwide, Inc.	10,037	884,460
Deutsche Post AG	131,398	5,335,668
DSV A/S	22,694	3,483,485
Expeditors International of Washington, Inc.	11,580	1,445,068
FedEx Corp.	18,890	5,663,978
Forward Air Corp.	4,166	79,321
GXO Logistics, Inc. (A)	22,123	1,117,212
Hub Group, Inc., Class A	9,558	411,472
InPost SA (A)	26,512	466,493
Nippon Express Holdings, Inc.	9,608	444,663
Radiant Logistics, Inc. (A)	7,137	40,610
SG Holdings Company, Ltd.	42,444	392,494
United Parcel Service, Inc., Class B	60,912	8,335,807
Yamato Holdings Company, Ltd.	33,451	368,626
		28,584,034
Building products – 0.9%
A.O. Smith Corp.	10,568	864,251
AAON, Inc.	12,639	1,102,626
Advanced Drainage Systems, Inc.	12,621	2,024,282
AGC, Inc.	25,941	844,086
Allegion PLC	7,553	892,387
American Woodmark Corp. (A)	2,537	199,408
Apogee Enterprises, Inc.	3,547	222,876
Assa Abloy AB, B Shares	132,863	3,762,750
AZZ, Inc.	4,735	365,779
Builders FirstSource, Inc. (A)	9,841	1,362,093
Carlisle Companies, Inc.	8,794	3,563,417
Carrier Global Corp.	69,965	4,413,392
Cie de Saint-Gobain SA	60,421	4,699,191
CSW Industrials, Inc.	2,488	660,091
Daikin Industries, Ltd.	34,969	4,868,233
Fortune Brands Innovations, Inc.	23,169	1,504,595
Geberit AG	4,431	2,610,089
Gibraltar Industries, Inc. (A)	4,944	338,911
Griffon Corp.	6,193	395,485
Insteel Industries, Inc.	3,233	100,094
Janus International Group, Inc. (A)	22,911	289,366
JELD-WEN Holding, Inc. (A)	14,085	189,725
Johnson Controls International PLC	56,169	3,733,553

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Kingspan Group PLC	20,647	$1,754,742
Lennox International, Inc.	5,939	3,177,246
Masco Corp.	18,909	1,260,663
Masterbrand, Inc. (A)	20,299	297,989
Nibe Industrier AB, B Shares	200,889	847,258
Owens Corning	16,052	2,788,553
Quanex Building Products Corp.	5,489	151,771
Resideo Technologies, Inc. (A)	23,335	456,433
ROCKWOOL A/S, B Shares	1,233	499,832
Simpson Manufacturing Company, Inc.	7,809	1,316,051
Tecnoglass, Inc.	3,651	183,207
TOTO, Ltd.	18,768	442,161
Trane Technologies PLC	18,889	6,213,159
Trex Company, Inc. (A)	20,134	1,492,332
UFP Industries, Inc.	21,063	2,359,056
Zurn Elkay Water Solutions Corp.	23,405	688,107
		62,935,240
Commercial services and supplies – 0.6%
ABM Industries, Inc.	9,981	504,739
ACCO Brands Corp.	15,005	70,524
ACV Auctions, Inc., Class A (A)	23,811	434,551
Aris Water Solutions, Inc., Class A	4,367	68,431
Brambles, Ltd.	184,602	1,781,395
BrightView Holdings, Inc. (A)	7,176	95,441
Casella Waste Systems, Inc., Class A (A)	9,138	906,672
CECO Environmental Corp. (A)	4,809	138,740
Cimpress PLC (A)	2,907	254,682
Cintas Corp.	7,214	5,051,676
Clean Harbors, Inc. (A)	9,291	2,101,160
Copart, Inc. (A)	73,080	3,958,013
CoreCivic, Inc. (A)	18,041	234,172
Dai Nippon Printing Company, Ltd.	27,563	929,992
Deluxe Corp.	6,964	156,411
Driven Brands Holdings, Inc. (A)	10,146	129,159
Ennis, Inc.	4,660	102,007
Enviri Corp. (A)	13,119	113,217
Healthcare Services Group, Inc. (A)	12,039	127,373
HNI Corp.	7,502	337,740
Interface, Inc.	9,329	136,950
LanzaTech Global, Inc. (A)	19,340	35,779
Liquidity Services, Inc. (A)	3,666	73,247
Matthews International Corp., Class A	4,894	122,595
MillerKnoll, Inc.	11,555	306,092
Montrose Environmental Group, Inc. (A)	5,175	230,598
MSA Safety, Inc.	6,857	1,286,990
OPENLANE, Inc. (A)	17,395	288,583
Pitney Bowes, Inc.	26,776	136,022
Quad/Graphics, Inc.	5,710	31,120
Quest Resource Holding Corp. (A)	3,346	29,445
RB Global, Inc.	34,031	2,598,607
Rentokil Initial PLC	334,647	1,943,495
Republic Services, Inc.	16,995	3,302,808
Rollins, Inc.	24,155	1,178,522
Secom Company, Ltd.	27,833	1,648,382
Securitas AB, B Shares	65,194	646,224
Steelcase, Inc., Class A	14,905	193,169
Stericycle, Inc. (A)	17,187	999,080
Tetra Tech, Inc.	9,909	2,026,192
The Brink's Company	15,397	1,576,653
The GEO Group, Inc. (A)	20,039	287,760
TOPPAN Holdings, Inc.	30,501	846,112
UniFirst Corp.	2,406	412,701
Veralto Corp.	18,868	1,801,328
Viad Corp. (A)	3,438	116,892
Virco Manufacturing Corp.	1,813	25,273
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
VSE Corp.	2,217	$195,717
Waste Management, Inc.	30,487	6,504,097
		46,476,528
Construction and engineering – 0.5%
ACS Actividades de Construccion y Servicios SA	27,009	1,166,571
AECOM	25,215	2,222,450
Ameresco, Inc., Class A (A)	5,248	151,195
Arcosa, Inc.	7,752	646,594
Argan, Inc.	2,046	149,685
Bouygues SA	25,117	807,371
Bowman Consulting Group, Ltd. (A)	2,232	70,955
Centuri Holdings, Inc. (A)	2,533	49,343
Comfort Systems USA, Inc.	6,596	2,005,976
Concrete Pumping Holdings, Inc. (A)	4,847	29,130
Construction Partners, Inc., Class A (A)	6,882	379,955
Dycom Industries, Inc. (A)	4,552	768,196
Eiffage SA	9,743	895,444
EMCOR Group, Inc.	8,705	3,178,021
Ferrovial SE	68,729	2,669,976
Fluor Corp. (A)	59,046	2,571,453
Granite Construction, Inc.	7,027	435,463
Great Lakes Dredge & Dock Corp. (A)	10,926	95,930
IES Holdings, Inc. (A)	1,351	188,235
Kajima Corp.	56,061	972,433
Limbach Holdings, Inc. (A)	1,677	95,472
MasTec, Inc. (A)	11,255	1,204,172
Matrix Service Company (A)	4,617	45,847
MDU Resources Group, Inc.	37,767	947,952
MYR Group, Inc. (A)	2,667	361,939
Northwest Pipe Company (A)	1,694	57,545
Obayashi Corp.	86,078	1,028,665
Orion Group Holdings, Inc. (A)	5,238	49,813
Primoris Services Corp.	8,540	426,061
Quanta Services, Inc.	12,090	3,071,948
Skanska AB, B Shares	45,104	813,693
Sterling Infrastructure, Inc. (A)	4,856	574,659
Taisei Corp.	22,047	820,208
Tutor Perini Corp. (A)	7,051	153,571
Valmont Industries, Inc.	3,740	1,026,443
Vinci SA	66,430	7,002,011
		37,134,375
Electrical equipment – 1.2%
ABB, Ltd.	212,054	11,758,585
Acuity Brands, Inc.	5,649	1,363,895
Allient, Inc.	2,555	64,565
American Superconductor Corp. (A)	5,565	130,165
AMETEK, Inc.	19,183	3,197,998
Array Technologies, Inc. (A)	24,625	252,653
Atkore, Inc.	5,872	792,309
Blink Charging Company (A)(B)	16,226	44,459
Bloom Energy Corp., Class A (A)(B)	32,091	392,794
ChargePoint Holdings, Inc. (A)	65,416	98,778
Eaton Corp. PLC	33,394	10,470,689
Emerson Electric Company	47,732	5,258,157
Encore Wire Corp.	2,364	685,158
EnerSys	13,911	1,440,067
Enovix Corp. (A)(B)	24,006	371,133
Fluence Energy, Inc. (A)	9,874	171,215
Freyr Battery, Inc. (A)	19,718	33,521
FuelCell Energy, Inc. (A)(B)	71,205	45,486
Fuji Electric Company, Ltd.	16,822	961,219
GE Vernova, Inc. (A)	22,767	3,904,768
Generac Holdings, Inc. (A)	5,286	698,915
GrafTech International, Ltd. (A)	32,603	31,625

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Hubbell, Inc.	4,614	$1,686,325
Legrand SA	35,000	3,473,933
LSI Industries, Inc.	4,719	68,284
Mitsubishi Electric Corp.	256,166	4,105,090
Net Power, Inc. (A)	3,736	36,725
NEXTracker, Inc., Class A (A)	41,483	1,944,723
Nidec Corp.	55,330	2,489,823
NuScale Power Corp. (A)(B)	12,571	146,955
nVent Electric PLC	30,753	2,355,987
Plug Power, Inc. (A)	102,458	238,727
Powell Industries, Inc.	1,524	218,542
Preformed Line Products Company	422	52,556
Prysmian SpA	34,824	2,149,928
Regal Rexnord Corp.	12,322	1,666,181
Rockwell Automation, Inc.	9,417	2,592,312
Schneider Electric SE	72,137	17,294,541
Sensata Technologies Holding PLC	27,922	1,044,004
SES AI Corp. (A)	25,824	32,280
Shoals Technologies Group, Inc., Class A (A)	27,893	174,052
Siemens Energy AG (A)	79,467	2,072,069
Stem, Inc. (A)(B)	23,502	26,087
SunPower Corp. (A)(B)	15,561	46,061
Sunrun, Inc. (A)	35,228	417,804
Thermon Group Holdings, Inc. (A)	5,540	170,410
TPI Composites, Inc. (A)(B)	8,135	32,459
Vestas Wind Systems A/S (A)	133,867	3,104,103
Vicor Corp. (A)	3,693	122,460
		89,930,575
Ground transportation – 0.8%
ArcBest Corp.	3,765	403,156
Aurizon Holdings, Ltd.	244,004	592,744
Avis Budget Group, Inc.	3,368	352,023
Central Japan Railway Company	102,402	2,219,780
Covenant Logistics Group, Inc.	1,291	63,633
CSX Corp.	163,014	5,452,818
East Japan Railway Company	120,301	2,002,970
FTAI Infrastructure, Inc.	16,574	143,034
Grab Holdings, Ltd., Class A (A)	278,687	989,339
Hankyu Hanshin Holdings, Inc.	30,337	809,248
Heartland Express, Inc.	7,433	91,649
Hertz Global Holdings, Inc. (A)	20,597	72,707
JB Hunt Transport Services, Inc.	7,016	1,122,560
Keisei Electric Railway Company, Ltd.	17,141	554,310
Kintetsu Group Holdings Company, Ltd.	24,010	523,694
Knight-Swift Transportation Holdings, Inc.	29,936	1,494,405
Landstar System, Inc.	6,624	1,221,996
Marten Transport, Ltd.	9,838	181,511
MTR Corp., Ltd.	206,036	650,338
Norfolk Southern Corp.	18,807	4,037,675
Old Dominion Freight Line, Inc.	14,731	2,601,495
RXO, Inc. (A)	18,885	493,843
Ryder System, Inc.	8,119	1,005,782
Saia, Inc. (A)	4,925	2,335,878
Tokyu Corp.	66,266	731,726
Uber Technologies, Inc. (A)	174,488	12,681,788
Union Pacific Corp.	50,945	11,526,816
Universal Logistics Holdings, Inc.	1,252	50,819
Werner Enterprises, Inc.	9,859	353,248
West Japan Railway Company	58,220	1,086,355
XPO, Inc. (A)	21,549	2,287,426
		58,134,766
Industrial conglomerates – 0.8%
3M Company	46,100	4,710,959
Brookfield Business Corp., Class A	3,820	78,004
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
CK Hutchison Holdings, Ltd.	355,396	$1,695,266
DCC PLC	13,104	914,552
Hikari Tsushin, Inc.	2,389	447,509
Hitachi, Ltd.	614,520	13,836,723
Honeywell International, Inc.	54,411	11,618,925
Investment AB Latour, B Shares	19,626	530,128
Jardine Matheson Holdings, Ltd.	20,943	739,277
Keppel, Ltd.	193,064	917,731
Lifco AB, B Shares	30,900	848,121
Siemens AG	100,744	18,751,029
Smiths Group PLC	45,997	989,699
		56,077,923
Machinery – 2.3%
3D Systems Corp. (A)	22,201	68,157
AGCO Corp.	11,472	1,122,879
Alamo Group, Inc.	1,611	278,703
Albany International Corp., Class A	4,953	418,281
Alfa Laval AB	38,353	1,679,540
Alstom SA	45,847	773,201
Astec Industries, Inc.	3,783	112,204
Atlas Copco AB, A Shares	356,060	6,685,468
Atlas Copco AB, B Shares	206,905	3,340,957
Atmus Filtration Technologies, Inc. (A)	13,407	385,853
Barnes Group, Inc.	7,537	312,107
Blue Bird Corp. (A)	5,157	277,704
Caterpillar, Inc.	40,860	13,610,466
Chart Industries, Inc. (A)	14,560	2,101,590
Columbus McKinnon Corp.	4,510	155,775
Commercial Vehicle Group, Inc. (A)	5,722	28,038
Crane Company	9,105	1,320,043
Cummins, Inc.	11,304	3,130,417
Daifuku Company, Ltd.	40,280	756,536
Daimler Truck Holding AG	70,908	2,828,034
Deere & Company	21,637	8,084,232
Donaldson Company, Inc.	22,296	1,595,502
Douglas Dynamics, Inc.	3,774	88,312
Dover Corp.	11,406	2,058,213
Energy Recovery, Inc. (A)	9,374	124,580
Enerpac Tool Group Corp.	8,763	334,571
Enpro, Inc.	3,367	490,134
Epiroc AB, A Shares	87,357	1,750,402
Epiroc AB, B Shares	51,694	948,886
Esab Corp.	10,521	993,498
ESCO Technologies, Inc.	4,171	438,122
FANUC Corp.	126,317	3,467,743
Federal Signal Corp.	9,548	798,881
Flowserve Corp.	24,387	1,173,015
Fortive Corp.	28,601	2,119,334
Franklin Electric Company, Inc.	7,171	690,711
GEA Group AG	20,559	854,708
Gencor Industries, Inc. (A)	1,927	37,268
Graco, Inc.	31,330	2,483,842
Graham Corp. (A)	1,820	51,251
Helios Technologies, Inc.	5,417	258,662
Hillenbrand, Inc.	11,285	451,626
Hillman Solutions Corp. (A)	32,321	286,041
Hitachi Construction Machinery Company, Ltd.	14,258	382,329
Hoshizaki Corp.	14,403	458,126
Husqvarna AB, B Shares	46,477	371,665
Hyliion Holdings Corp. (A)	24,186	39,181
Hyster-Yale, Inc.	1,858	129,558
IDEX Corp.	6,507	1,309,208
Illinois Tool Works, Inc.	22,644	5,365,722
Indutrade AB	36,220	930,298

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Ingersoll Rand, Inc.	33,609	$3,053,042
ITT, Inc.	15,245	1,969,349
John Bean Technologies Corp.	5,089	483,302
Kadant, Inc.	1,860	546,431
Kennametal, Inc.	12,654	297,875
Knorr-Bremse AG	9,616	734,998
Komatsu, Ltd.	122,632	3,582,023
Kone OYJ, B Shares	45,055	2,233,887
Kubota Corp. (B)	132,580	1,863,145
LB Foster Company, Class A (A)	1,709	36,778
Lincoln Electric Holdings, Inc.	10,541	1,988,454
Lindsay Corp.	1,781	218,849
Luxfer Holdings PLC	4,519	52,375
Makita Corp.	29,695	812,988
Mayville Engineering Company, Inc. (A)	2,245	37,402
Metso OYJ	82,414	875,928
Miller Industries, Inc.	1,791	98,541
MINEBEA MITSUMI, Inc.	48,121	991,332
Mitsubishi Heavy Industries, Ltd.	424,844	4,573,476
Mueller Industries, Inc.	17,816	1,014,443
Mueller Water Products, Inc., Class A	24,908	446,351
Nikola Corp. (A)(B)	1	6
NN, Inc. (A)	8,757	26,271
Nordson Corp.	4,669	1,082,928
Omega Flex, Inc.	739	37,896
Oshkosh Corp.	12,114	1,310,735
Otis Worldwide Corp.	33,670	3,241,074
PACCAR, Inc.	43,847	4,513,610
Parker-Hannifin Corp.	10,731	5,427,847
Park-Ohio Holdings Corp.	1,581	40,932
Pentair PLC	14,223	1,090,477
Proto Labs, Inc. (A)	4,140	127,885
Rational AG	678	562,143
RBC Bearings, Inc. (A)	5,379	1,451,147
REV Group, Inc.	8,283	206,164
Sandvik AB	141,337	2,840,070
Schindler Holding AG	3,112	775,784
Schindler Holding AG, Participation Certificates	5,398	1,354,377
SKF AB, B Shares	45,183	908,054
SMC Corp.	7,591	3,616,783
Snap-on, Inc.	4,541	1,186,972
Spirax Group PLC	9,758	1,045,857
SPX Technologies, Inc. (A)	7,214	1,025,398
Standex International Corp.	1,865	300,545
Stanley Black & Decker, Inc.	13,191	1,053,829
Techtronic Industries Company, Ltd.	182,392	2,079,249
Tennant Company	3,038	299,061
Terex Corp.	23,001	1,261,375
The Eastern Company	1,082	27,559
The Gorman-Rupp Company	3,544	130,100
The Greenbrier Companies, Inc.	4,915	243,538
The Manitowoc Company, Inc. (A)	5,726	66,021
The Middleby Corp. (A)	9,960	1,221,196
The Shyft Group, Inc.	5,623	66,689
The Timken Company	11,999	961,480
The Toro Company	19,340	1,808,483
Titan International, Inc. (A)	8,189	60,680
Toyota Industries Corp.	19,437	1,653,415
Trelleborg AB, B Shares	28,539	1,110,629
Trinity Industries, Inc.	13,160	393,747
Twin Disc, Inc.	2,222	26,175
VAT Group AG (C)	3,579	2,020,907
Volvo AB, A Shares	26,538	693,788
Volvo AB, B Shares	210,570	5,410,473
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Wabash National Corp.	7,107	$155,217
Wabtec Corp.	14,707	2,324,441
Wartsila OYJ ABP	66,672	1,292,522
Watts Water Technologies, Inc., Class A	9,407	1,724,962
Xylem, Inc.	19,921	2,701,885
Yaskawa Electric Corp.	31,817	1,147,289
		165,970,208
Marine transportation – 0.2%
A.P. Moller - Maersk A/S, Series A	402	682,121
A.P. Moller - Maersk A/S, Series B	594	1,030,202
Costamare, Inc.	6,929	113,843
Genco Shipping & Trading, Ltd.	6,758	144,013
Golden Ocean Group, Ltd. (B)	19,597	270,439
Himalaya Shipping, Ltd. (A)(B)	5,530	50,655
Kawasaki Kisen Kaisha, Ltd.	52,108	759,885
Kirby Corp. (A)	10,799	1,292,964
Kuehne + Nagel International AG	6,403	1,842,669
Matson, Inc.	5,446	713,263
Mitsui OSK Lines, Ltd.	45,627	1,371,850
Nippon Yusen KK	60,864	1,775,823
Pangaea Logistics Solutions, Ltd.	5,435	42,556
Safe Bulkers, Inc.	10,648	61,971
SITC International Holdings Company, Ltd.	177,801	482,123
		10,634,377
Passenger airlines – 0.1%
Allegiant Travel Company	2,396	120,351
American Airlines Group, Inc. (A)	56,294	637,811
ANA Holdings, Inc.	21,186	391,585
Blade Air Mobility, Inc. (A)	9,747	33,920
Delta Air Lines, Inc.	52,769	2,503,361
Deutsche Lufthansa AG (B)	79,309	486,456
Frontier Group Holdings, Inc. (A)	7,222	35,604
Hawaiian Holdings, Inc. (A)	8,710	108,265
Japan Airlines Company, Ltd.	19,123	302,143
JetBlue Airways Corp. (A)	49,594	302,027
Joby Aviation, Inc. (A)(B)	64,982	331,408
Qantas Airways, Ltd. (A)	105,839	411,896
Singapore Airlines, Ltd.	197,352	1,002,739
SkyWest, Inc. (A)	6,311	517,944
Southwest Airlines Company	51,338	1,468,780
Spirit Airlines, Inc. (B)	18,120	66,319
Sun Country Airlines Holdings, Inc. (A)	6,276	78,827
United Airlines Holdings, Inc. (A)	28,223	1,373,331
Wheels Up Experience, Inc. (A)	14,986	28,324
		10,201,091
Professional services – 1.2%
Adecco Group AG	22,327	740,695
Alight, Inc., Class A (A)	76,376	563,655
Asure Software, Inc. (A)	4,203	35,305
Automatic Data Processing, Inc.	34,197	8,162,482
Barrett Business Services, Inc.	4,245	139,109
Broadridge Financial Solutions, Inc.	9,554	1,882,138
Bureau Veritas SA (B)	42,103	1,170,004
CACI International, Inc., Class A (A)	4,130	1,776,437
CBIZ, Inc. (A)	7,630	565,383
Computershare, Ltd.	70,952	1,240,938
Concentrix Corp.	8,679	549,207
Conduent, Inc. (A)	27,684	90,250
CRA International, Inc.	1,086	187,031
CSG Systems International, Inc.	4,729	194,693
Dayforce, Inc. (A)	13,433	666,277
Equifax, Inc.	10,132	2,456,605
EXL Service Holdings, Inc. (A)	55,164	1,729,943

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Experian PLC	121,757	$5,656,433
Exponent, Inc.	17,471	1,661,842
First Advantage Corp.	8,474	136,177
Forrester Research, Inc. (A)	2,351	40,155
Franklin Covey Company (A)	1,941	73,758
FTI Consulting, Inc. (A)	6,498	1,400,514
Genpact, Ltd.	30,671	987,299
Heidrick & Struggles International, Inc.	3,287	103,803
Huron Consulting Group, Inc. (A)	2,857	281,415
IBEX Holdings, Ltd. (A)	1,863	30,143
ICF International, Inc.	2,983	442,856
Innodata, Inc. (A)	4,435	65,771
Insperity, Inc.	12,387	1,129,818
Intertek Group PLC	21,394	1,293,269
Jacobs Solutions, Inc.	10,811	1,510,405
KBR, Inc.	24,873	1,595,354
Kelly Services, Inc., Class A	5,053	108,185
Kforce, Inc.	2,962	184,029
Korn Ferry	8,184	549,474
Legalzoom.com, Inc. (A)	22,347	187,491
Leidos Holdings, Inc.	11,029	1,608,911
ManpowerGroup, Inc.	8,836	616,753
Maximus, Inc.	20,946	1,795,072
Mistras Group, Inc. (A)	3,811	31,593
NV5 Global, Inc. (A)	2,286	212,529
Paychex, Inc.	26,634	3,157,727
Paycom Software, Inc.	4,134	591,327
Paylocity Holding Corp. (A)	8,049	1,061,261
Planet Labs PBC (A)	30,209	56,189
Randstad NV	14,386	653,161
Recruit Holdings Company, Ltd.	196,830	10,590,861
RELX PLC	248,843	11,401,695
Resources Connection, Inc.	5,747	63,447
Science Applications International Corp.	9,497	1,116,372
SGS SA	19,871	1,771,536
Spire Global, Inc. (A)	3,853	41,767
Sterling Check Corp. (A)	5,584	82,643
Teleperformance SE	7,148	755,177
TriNet Group, Inc.	5,233	523,300
TrueBlue, Inc. (A)	5,410	55,723
Upwork, Inc. (A)	19,975	214,731
Verisk Analytics, Inc.	11,892	3,205,489
Verra Mobility Corp. (A)	26,650	724,880
Willdan Group, Inc. (A)	2,133	61,537
WNS Holdings, Ltd. (A)	7,454	391,335
Wolters Kluwer NV	32,943	5,440,149
		85,813,508
Trading companies and distributors – 1.0%
AerCap Holdings NV	27,144	2,529,821
Alta Equipment Group, Inc.	4,727	38,005
Applied Industrial Technologies, Inc.	13,237	2,567,978
Ashtead Group PLC	57,970	3,865,072
Beacon Roofing Supply, Inc. (A)	10,170	920,385
Beijer Ref AB	47,833	738,289
BlueLinx Holdings, Inc. (A)	1,337	124,461
Boise Cascade Company	6,302	751,324
Brenntag SE	17,226	1,162,065
Bunzl PLC	44,809	1,702,476
Core & Main, Inc., Class A (A)	31,678	1,550,321
Custom Truck One Source, Inc. (A)	10,374	45,127
Distribution Solutions Group, Inc. (A)	1,918	57,540
DNOW, Inc. (A)	17,439	239,437
DXP Enterprises, Inc. (A)	2,070	94,889
Fastenal Company	47,458	2,982,261
FTAI Aviation, Ltd.	15,985	1,650,132
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
GATX Corp.	12,296	$1,627,499
Global Industrial, Inc.	2,412	75,640
GMS, Inc. (A)	6,331	510,342
H&E Equipment Services, Inc.	5,148	227,387
Herc Holdings, Inc.	4,488	598,206
Hudson Technologies, Inc. (A)	7,472	65,679
IMCD NV	7,554	1,041,300
ITOCHU Corp.	157,567	7,745,704
Karat Packaging, Inc.	1,256	37,152
Marubeni Corp.	188,875	3,502,227
McGrath RentCorp (B)	3,922	417,889
Mitsubishi Corp.	443,171	8,711,807
Mitsui & Company, Ltd.	341,086	7,779,019
MonotaRO Company, Ltd.	33,229	389,164
MRC Global, Inc. (A)	13,604	175,628
MSC Industrial Direct Company, Inc., Class A	8,447	669,932
Reece, Ltd.	29,970	500,502
Rexel SA	29,897	773,392
Rush Enterprises, Inc., Class A	9,743	407,939
Rush Enterprises, Inc., Class B	1,485	58,271
Seven Group Holdings, Ltd.	26,411	659,804
Sumitomo Corp.	137,810	3,462,055
Titan Machinery, Inc. (A)	3,376	53,678
Toyota Tsusho Corp.	84,480	1,651,003
Transcat, Inc. (A)	1,412	168,988
United Rentals, Inc.	5,564	3,598,406
W.W. Grainger, Inc.	3,661	3,303,101
Watsco, Inc.	5,930	2,747,013
WESCO International, Inc.	8,097	1,283,536
Willis Lease Finance Corp.	554	38,392
Xometry, Inc., Class A (A)	6,950	80,342
		73,380,580
Transportation infrastructure – 0.1%
Aena SME SA (C)	9,942	2,013,227
Aeroports de Paris SA	4,591	559,188
Auckland International Airport, Ltd.	176,596	820,305
Getlink SE	40,099	663,935
Transurban Group	409,893	3,380,621
		7,437,276
		859,099,440
Information technology – 21.5%
Communications equipment – 0.5%
ADTRAN Holdings, Inc.	13,372	70,337
Applied Optoelectronics, Inc. (A)	6,060	50,237
Arista Networks, Inc. (A)	21,197	7,429,125
Aviat Networks, Inc. (A)	1,928	55,314
Calix, Inc. (A)	9,427	333,999
Ciena Corp. (A)	26,786	1,290,549
Cisco Systems, Inc.	337,998	16,058,285
Clearfield, Inc. (A)	2,023	78,007
CommScope Holding Company, Inc. (A)	37,739	46,419
Digi International, Inc. (A)	5,841	133,934
Extreme Networks, Inc. (A)	20,145	270,950
F5, Inc. (A)	5,060	871,484
Harmonic, Inc. (A)	17,822	209,765
Infinera Corp. (A)	32,280	196,585
Juniper Networks, Inc.	27,698	1,009,869
Lumentum Holdings, Inc. (A)	12,522	637,620
Motorola Solutions, Inc.	13,921	5,374,202
NETGEAR, Inc. (A)	4,827	73,853
NetScout Systems, Inc. (A)	11,118	203,348
Nokia OYJ	706,910	2,690,545
Ribbon Communications, Inc. (A)	15,667	51,544

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Telefonaktiebolaget LM Ericsson, B Shares	367,739	$2,282,635
Viasat, Inc. (A)	19,661	249,695
Viavi Solutions, Inc. (A)	35,918	246,757
		39,915,058
Electronic equipment, instruments and components – 1.1%
Advanced Energy Industries, Inc.	5,947	646,796
Amphenol Corp., Class A	100,459	6,767,923
Arlo Technologies, Inc. (A)	15,342	200,060
Arrow Electronics, Inc. (A)	9,860	1,190,694
Avnet, Inc.	16,741	861,994
Badger Meter, Inc.	4,713	878,268
Bel Fuse, Inc. Class A	318	25,729
Bel Fuse, Inc., Class B	1,665	108,625
Belden, Inc.	14,011	1,314,232
Benchmark Electronics, Inc.	5,716	225,553
CDW Corp.	11,025	2,467,836
Climb Global Solutions, Inc.	749	47,045
Cognex Corp.	31,798	1,486,874
Coherent Corp. (A)	24,570	1,780,342
Corning, Inc.	63,197	2,455,203
Crane NXT Company	8,995	552,473
CTS Corp.	4,921	249,150
Daktronics, Inc. (A)	6,093	84,997
ePlus, Inc. (A)	4,241	312,477
Evolv Technologies Holdings, Inc. (A)	22,205	56,623
Fabrinet (A)	5,851	1,432,266
FARO Technologies, Inc. (A)	3,159	50,544
Halma PLC	50,325	1,715,355
Hamamatsu Photonics KK	18,601	499,690
Hexagon AB, B Shares	275,215	3,118,523
Ibiden Company, Ltd.	14,938	611,447
Insight Enterprises, Inc. (A)	4,451	882,900
IPG Photonics Corp. (A)	5,318	448,786
Iteris, Inc. (A)	6,859	29,699
Itron, Inc. (A)	7,372	729,533
Jabil, Inc.	10,051	1,093,448
Keyence Corp.	25,791	11,288,151
Keysight Technologies, Inc. (A)	14,181	1,939,252
Kimball Electronics, Inc. (A)	4,190	92,096
Knowles Corp. (A)	14,247	245,903
Kyocera Corp.	170,193	1,962,976
Lightwave Logic, Inc. (A)	20,324	60,769
Littelfuse, Inc.	4,591	1,173,414
Methode Electronics, Inc.	5,926	61,334
MicroVision, Inc. (A)(B)	29,092	30,838
Mirion Technologies, Inc. (A)	32,185	345,667
Murata Manufacturing Company, Ltd.	228,441	4,730,641
Napco Security Technologies, Inc.	5,673	294,712
nLight, Inc. (A)	7,948	86,872
Novanta, Inc. (A)	12,385	2,020,117
Omron Corp.	23,239	804,723
OSI Systems, Inc. (A)	2,582	355,077
Ouster, Inc. (A)	7,098	69,773
PAR Technology Corp. (A)	5,431	255,746
PC Connection, Inc.	1,884	120,953
Plexus Corp. (A)	4,359	449,762
Powerfleet, Inc. (A)	15,170	69,327
Richardson Electronics, Ltd.	2,247	26,717
Rogers Corp. (A)	3,010	363,036
Sanmina Corp. (A)	8,747	579,489
ScanSource, Inc. (A)	4,006	177,506
Shimadzu Corp.	31,397	786,934
SmartRent, Inc. (A)	32,773	78,327
TD SYNNEX Corp.	14,395	1,661,183
TDK Corp.	51,535	3,168,982
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
TE Connectivity, Ltd.	25,593	$3,849,955
Teledyne Technologies, Inc. (A)	4,060	1,575,199
Trimble, Inc. (A)	19,325	1,080,654
TTM Technologies, Inc. (A)	16,147	313,736
Vishay Intertechnology, Inc.	42,922	957,161
Vishay Precision Group, Inc. (A)	2,132	64,898
Vontier Corp.	28,600	1,092,520
Yokogawa Electric Corp.	30,267	735,067
Zebra Technologies Corp., Class A (A)	4,419	1,365,162
		76,659,714
IT services – 0.9%
Accenture PLC, Class A	52,516	15,933,880
Akamai Technologies, Inc. (A)	12,978	1,169,058
Applied Digital Corp. (A)(B)	15,974	95,045
ASGN, Inc. (A)	15,663	1,381,007
Backblaze, Inc., Class A (A)	7,149	44,038
Bechtle AG	10,856	510,653
BigBear.ai Holdings, Inc. (A)(B)	17,199	25,970
BigCommerce Holdings, Inc., Series 1 (A)	11,562	93,190
Capgemini SE	20,593	4,090,541
Cognizant Technology Solutions Corp., Class A	41,094	2,794,392
Core Scientific, Inc. (A)	28,738	267,263
Couchbase, Inc. (A)	6,339	115,750
DigitalOcean Holdings, Inc. (A)	10,509	365,188
EPAM Systems, Inc. (A)	4,965	933,966
Fastly, Inc., Class A (A)	21,014	154,873
Fujitsu, Ltd.	233,361	3,659,913
Gartner, Inc. (A)	6,448	2,895,539
GoDaddy, Inc., Class A (A)	11,748	1,641,313
Grid Dynamics Holdings, Inc. (A)	9,362	98,395
IBM Corp.	76,731	13,270,626
Kyndryl Holdings, Inc. (A)	42,623	1,121,411
NEC Corp.	32,552	2,684,125
Nomura Research Institute, Ltd.	50,043	1,414,401
NTT Data Group Corp.	83,661	1,235,927
Obic Company, Ltd.	8,582	1,107,354
Otsuka Corp.	30,223	582,945
Perficient, Inc. (A)	5,558	415,683
Rackspace Technology, Inc. (A)	11,844	35,295
SCSK Corp.	20,731	414,755
Squarespace, Inc., Class A (A)	9,700	423,211
The Hackett Group, Inc.	4,367	94,851
Thoughtworks Holding, Inc. (A)	17,471	49,618
TIS, Inc.	28,183	547,540
Tucows, Inc., Class A (A)	1,497	28,922
Unisys Corp. (A)	11,399	47,078
VeriSign, Inc. (A)	6,935	1,233,043
Wix.com, Ltd. (A)	7,007	1,114,603
		62,091,362
Semiconductors and semiconductor equipment – 8.1%
ACM Research, Inc., Class A (A)	8,220	189,553
Advanced Micro Devices, Inc. (A)	135,009	21,899,810
Advantest Corp.	101,558	4,115,733
Aehr Test Systems (A)	4,649	51,929
Allegro MicroSystems, Inc. (A)	13,236	373,785
Alpha & Omega Semiconductor, Ltd. (A)	3,907	146,005
Ambarella, Inc. (A)	6,130	330,714
Amkor Technology, Inc.	19,152	766,463
Analog Devices, Inc.	41,448	9,460,920
Applied Materials, Inc.	69,381	16,373,222
ASM International NV	6,225	4,758,241
ASML Holding NV	52,968	53,983,177
Axcelis Technologies, Inc. (A)	5,206	740,241

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
BE Semiconductor Industries NV	10,219	$1,707,097
Broadcom, Inc.	36,383	58,413,998
CEVA, Inc. (A)	3,976	76,697
Cirrus Logic, Inc. (A)	9,991	1,275,451
Cohu, Inc. (A)	7,505	248,416
Credo Technology Group Holding, Ltd. (A)	20,476	654,003
Diodes, Inc. (A)	7,314	526,096
Disco Corp.	12,210	4,650,784
Enphase Energy, Inc. (A)	11,681	1,164,713
First Solar, Inc. (A)	8,753	1,973,451
FormFactor, Inc. (A)	12,445	753,296
Ichor Holdings, Ltd. (A)	5,323	205,202
Impinj, Inc. (A)	3,640	570,643
Indie Semiconductor, Inc., Class A (A)	26,758	165,097
Infineon Technologies AG	173,110	6,353,190
Intel Corp.	355,431	11,007,698
KLA Corp.	11,239	9,266,668
Kulicke & Soffa Industries, Inc.	8,717	428,789
Lam Research Corp.	10,911	11,618,578
Lasertec Corp.	10,624	2,384,879
Lattice Semiconductor Corp. (A)	25,478	1,477,469
MACOM Technology Solutions Holdings, Inc. (A)	10,151	1,131,532
MaxLinear, Inc. (A)	12,825	258,296
Microchip Technology, Inc.	45,156	4,131,774
Micron Technology, Inc.	92,490	12,165,210
MKS Instruments, Inc.	11,700	1,527,786
Monolithic Power Systems, Inc.	3,997	3,284,255
Navitas Semiconductor Corp. (A)	20,973	82,424
NVE Corp.	828	61,843
NVIDIA Corp.	2,054,401	253,800,700
NXP Semiconductors NV	21,380	5,753,144
ON Semiconductor Corp. (A)	35,136	2,408,573
Onto Innovation, Inc. (A)	9,128	2,004,144
PDF Solutions, Inc. (A)	5,059	184,046
Photronics, Inc. (A)	9,838	242,703
Power Integrations, Inc.	19,585	1,374,671
Qorvo, Inc. (A)	8,307	963,944
Qualcomm, Inc.	93,406	18,604,607
QuickLogic Corp. (A)	2,582	26,827
Rambus, Inc. (A)	37,384	2,196,684
Renesas Electronics Corp.	198,372	3,762,055
Rohm Company, Ltd.	43,692	584,060
SCREEN Holdings Company, Ltd.	10,773	976,668
Semtech Corp. (A)	10,464	312,664
Silicon Laboratories, Inc. (A)	11,003	1,217,262
SiTime Corp. (A)	2,972	369,657
SkyWater Technology, Inc. (A)	4,788	36,628
Skyworks Solutions, Inc.	13,786	1,469,312
SMART Global Holdings, Inc. (A)	8,381	191,673
STMicroelectronics NV	89,752	3,515,401
SUMCO Corp.	46,419	671,488
Synaptics, Inc. (A)	13,567	1,196,609
Teradyne, Inc.	13,154	1,950,607
Texas Instruments, Inc.	76,107	14,805,095
Tokyo Electron, Ltd.	62,519	13,685,433
Ultra Clean Holdings, Inc. (A)	7,138	349,762
Universal Display Corp.	8,084	1,699,661
Veeco Instruments, Inc. (A)	8,884	414,972
Wolfspeed, Inc. (A)	23,313	530,604
		586,054,782
Software – 7.0%
8x8, Inc. (A)	20,588	45,705
A10 Networks, Inc.	11,576	160,328
ACI Worldwide, Inc. (A)	16,934	670,417
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Adeia, Inc.	17,833	$199,462
Adobe, Inc. (A)	37,409	20,782,196
Agilysys, Inc. (A)	3,554	370,114
Alarm.com Holdings, Inc. (A)	7,713	490,084
Alkami Technology, Inc. (A)	7,233	205,996
Altair Engineering, Inc., Class A (A)	19,693	1,931,489
American Software, Inc., Class A	5,927	54,114
Amplitude, Inc., Class A (A)	12,949	115,246
ANSYS, Inc. (A)	7,123	2,290,045
Appfolio, Inc., Class A (A)	3,888	950,888
Appian Corp., Class A (A)	6,554	202,256
Arteris, Inc. (A)	4,870	36,574
Asana, Inc., Class A (A)	12,827	179,450
Aspen Technology, Inc. (A)	5,161	1,025,129
Aurora Innovation, Inc. (A)	135,931	376,529
Autodesk, Inc. (A)	17,834	4,413,023
AvePoint, Inc. (A)	20,668	215,361
Bit Digital, Inc. (A)(B)	19,073	60,652
Blackbaud, Inc. (A)	14,108	1,074,606
Blackline, Inc. (A)	9,235	447,436
Blend Labs, Inc., Class A (A)	38,145	90,022
Box, Inc., Class A (A)	22,490	594,636
Braze, Inc., Class A (A)	8,411	326,683
c3.ai, Inc., Class A (A)	13,291	384,907
Cadence Design Systems, Inc. (A)	22,735	6,996,696
Check Point Software Technologies, Ltd. (A)	11,973	1,975,545
Cipher Mining, Inc. (A)(B)	27,937	115,939
CleanSpark, Inc. (A)	35,597	567,772
Clear Secure, Inc., Class A	14,068	263,212
Clearwater Analytics Holdings, Inc., Class A (A)	22,548	417,589
CommVault Systems, Inc. (A)	15,007	1,824,401
Consensus Cloud Solutions, Inc. (A)	2,982	51,231
Crowdstrike Holdings, Inc., Class A (A)	19,264	7,381,772
CS Disco, Inc. (A)	5,581	33,263
CyberArk Software, Ltd. (A)	5,609	1,533,613
Daily Journal Corp. (A)	231	91,125
Dassault Systemes SE	88,710	3,335,582
Dave, Inc. (A)	1,318	39,935
Digimarc Corp. (A)	2,534	78,579
Digital Turbine, Inc. (A)	18,242	30,282
Dolby Laboratories, Inc., Class A	11,068	876,918
Domo, Inc., Class B (A)	5,868	45,301
Dropbox, Inc., Class A (A)	44,761	1,005,780
Dynatrace, Inc. (A)	44,556	1,993,435
E2open Parent Holdings, Inc. (A)	28,727	128,984
Enfusion, Inc., Class A (A)	8,088	68,910
Envestnet, Inc. (A)	8,138	509,357
Everbridge, Inc. (A)	6,291	220,122
EverCommerce, Inc. (A)	3,797	41,691
Fair Isaac Corp. (A)	2,057	3,062,174
Fortinet, Inc. (A)	52,888	3,187,560
Freshworks, Inc., Class A (A)	32,944	418,059
Gen Digital, Inc.	48,224	1,204,636
Hut 8 Corp. (A)	12,922	193,701
iLearningEngines, Inc. (A)	5,004	45,436
Instructure Holdings, Inc. (A)	3,764	88,115
Intapp, Inc. (A)	6,293	230,764
InterDigital, Inc. (B)	4,017	468,222
Intuit, Inc.	23,387	15,370,170
Jamf Holding Corp. (A)	12,176	200,904
LiveRamp Holdings, Inc. (A)	10,514	325,303
Manhattan Associates, Inc. (A)	11,405	2,813,385
Marathon Digital Holdings, Inc. (A)(B)	43,900	871,415

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Matterport, Inc. (A)	43,884	$196,161
MeridianLink, Inc. (A)	4,565	97,508
Microsoft Corp.	620,746	277,442,408
Mitek Systems, Inc. (A)	7,615	85,136
Monday.com, Ltd. (A)	4,864	1,171,057
N-able, Inc. (A)	11,679	177,871
NCR Voyix Corp. (A)	23,770	293,560
Nemetschek SE	7,655	747,334
NextNav, Inc. (A)	12,459	101,042
Nice, Ltd. (A)	8,334	1,433,753
Olo, Inc., Class A (A)	18,118	80,082
ON24, Inc. (A)	5,750	34,558
OneSpan, Inc. (A)	6,171	79,112
Ooma, Inc. (A)	4,681	46,482
Oracle Corp.	133,149	18,800,639
Oracle Corp. Japan	5,102	352,061
Pagaya Technologies, Ltd., Class A (A)	6,557	83,667
PagerDuty, Inc. (A)	14,261	327,005
Palo Alto Networks, Inc. (A)	27,129	9,197,002
PowerSchool Holdings, Inc., Class A (A)	9,535	213,489
Progress Software Corp.	6,823	370,216
PROS Holdings, Inc. (A)	7,420	212,583
PTC, Inc. (A)	10,286	1,868,658
Q2 Holdings, Inc. (A)	9,408	567,585
Qualys, Inc. (A)	12,773	1,821,430
Rapid7, Inc. (A)	9,958	430,484
Red Violet, Inc. (A)	1,947	49,454
ReposiTrak, Inc.	2,184	33,393
Rimini Street, Inc. (A)	9,331	28,646
Riot Platforms, Inc. (A)(B)	43,629	398,769
Roper Technologies, Inc.	8,929	5,032,920
Salesforce, Inc.	81,106	20,852,353
SAP SE	138,421	27,805,397
Sapiens International Corp. NV	5,069	171,991
SEMrush Holdings, Inc., Class A (A)	5,926	79,349
ServiceNow, Inc. (A)	17,120	13,467,790
SolarWinds Corp.	8,970	108,089
SoundHound AI, Inc., Class A (A)(B)	45,745	180,693
Sprinklr, Inc., Class A (A)	16,753	161,164
Sprout Social, Inc., Class A (A)	8,008	285,725
SPS Commerce, Inc. (A)	5,939	1,117,482
Synopsys, Inc. (A)	12,754	7,589,395
Telos Corp. (A)	9,677	38,902
Temenos AG	8,470	583,677
Tenable Holdings, Inc. (A)	18,934	825,144
Teradata Corp. (A)	17,912	619,039
TeraWulf, Inc. (A)	37,091	165,055
The Sage Group PLC	133,166	1,824,415
Trend Micro, Inc.	17,742	723,178
Tyler Technologies, Inc. (A)	3,624	1,822,075
Varonis Systems, Inc. (A)	17,652	846,766
Verint Systems, Inc. (A)	9,910	319,102
Vertex, Inc., Class A (A)	8,781	316,555
Viant Technology, Inc., Class A (A)	2,839	28,021
Weave Communications, Inc. (A)	6,600	59,532
WiseTech Global, Ltd.	22,101	1,469,248
Workiva, Inc. (A)	8,102	591,365
Xero, Ltd. (A)	19,183	1,734,843
Xperi, Inc. (A)	7,652	62,823
Yext, Inc. (A)	17,227	92,164
Zeta Global Holdings Corp., Class A (A)	26,497	467,672
Zuora, Inc., Class A (A)	20,993	208,460
		502,191,755
Technology hardware, storage and peripherals – 3.9%
Apple, Inc.	1,203,853	253,555,519
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Brother Industries, Ltd.	30,751	$543,192
Canon, Inc. (B)	132,601	3,597,153
Corsair Gaming, Inc. (A)	7,309	80,691
CPI Card Group, Inc. (A)	910	24,798
Diebold Nixdorf, Inc. (A)	4,115	158,345
Eastman Kodak Company (A)	10,005	53,827
FUJIFILM Holdings Corp.	148,397	3,480,904
Hewlett Packard Enterprise Company	106,569	2,256,066
HP, Inc.	71,886	2,517,448
Immersion Corp. (A)	5,090	47,897
IonQ, Inc. (A)(B)	32,051	225,319
Logitech International SA	20,652	1,987,564
NetApp, Inc.	16,830	2,167,704
Pure Storage, Inc., Class A (A)	56,606	3,634,671
Ricoh Company, Ltd.	72,719	623,282
Seagate Technology Holdings PLC	16,765	1,731,322
Seiko Epson Corp.	38,278	598,402
Super Micro Computer, Inc. (A)	4,206	3,446,186
Turtle Beach Corp. (A)	2,897	41,543
Western Digital Corp. (A)	27,898	2,113,831
Xerox Holdings Corp.	18,655	216,771
		283,102,435
		1,550,015,106
Materials – 3.9%
Chemicals – 1.9%
AdvanSix, Inc.	4,327	99,175
Air Liquide SA	76,518	13,206,049
Air Products & Chemicals, Inc.	18,538	4,783,731
Akzo Nobel NV	22,615	1,378,368
Albemarle Corp.	10,097	964,465
American Vanguard Corp.	4,773	41,048
Arcadium Lithium PLC (A)	365,802	1,229,095
Arkema SA	7,958	693,487
Arq, Inc. (A)	4,416	26,805
Asahi Kasei Corp.	166,303	1,067,848
Ashland, Inc.	9,285	877,340
Aspen Aerogels, Inc. (A)	9,433	224,977
Avient Corp.	31,332	1,367,642
Axalta Coating Systems, Ltd. (A)	40,871	1,396,562
Balchem Corp.	5,204	801,156
BASF SE	118,311	5,719,456
Cabot Corp.	18,854	1,732,494
Celanese Corp.	8,617	1,162,347
CF Industries Holdings, Inc.	14,870	1,102,164
Clariant AG (A)	28,602	450,583
Corteva, Inc.	58,058	3,131,649
Covestro AG (A)(C)	25,054	1,468,588
Croda International PLC	17,584	874,787
Dow, Inc.	58,344	3,095,149
DSM-Firmenich AG	24,652	2,775,943
DuPont de Nemours, Inc.	34,887	2,808,055
Eastman Chemical Company	10,093	988,811
Ecolab, Inc.	21,224	5,051,312
Ecovyst, Inc. (A)	19,451	174,475
EMS-Chemie Holding AG	930	761,033
Evonik Industries AG	33,975	693,252
FMC Corp.	10,734	617,742
Givaudan SA	1,224	5,797,617
Hawkins, Inc.	3,126	284,466
HB Fuller Company	8,719	671,014
ICL Group, Ltd.	102,567	441,065
Ingevity Corp. (A)	5,925	258,982
Innospec, Inc.	3,979	491,765
International Flavors & Fragrances, Inc.	20,764	1,976,940
Intrepid Potash, Inc. (A)	1,869	43,791

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc.	3,413	$126,247
Kronos Worldwide, Inc.	3,872	48,594
Linde PLC	40,170	17,626,998
LSB Industries, Inc. (A)	9,347	76,458
LyondellBasell Industries NV, Class A	22,023	2,106,720
Mativ Holdings, Inc.	8,767	148,688
Minerals Technologies, Inc.	5,085	422,869
Mitsubishi Chemical Group Corp.	179,705	1,001,278
Mitsui Chemicals, Inc.	22,630	626,656
NewMarket Corp.	1,280	659,930
Nippon Paint Holdings Company, Ltd.	125,691	821,639
Nippon Sanso Holdings Corp.	22,964	681,964
Nissan Chemical Corp.	16,559	526,323
Nitto Denko Corp.	19,029	1,509,320
Northern Technologies International Corp.	1,654	27,390
Novozymes A/S, B Shares	49,457	3,021,546
OCI NV	14,008	342,122
Olin Corp.	22,121	1,043,005
Orica, Ltd.	64,438	765,257
Orion SA	9,289	203,801
Perimeter Solutions SA (A)	21,829	170,921
PPG Industries, Inc.	19,385	2,440,378
PureCycle Technologies, Inc. (A)(B)	20,251	119,886
Quaker Chemical Corp.	2,245	380,977
Rayonier Advanced Materials, Inc. (A)	10,445	56,821
RPM International, Inc.	23,851	2,568,276
Sensient Technologies Corp.	6,797	504,269
Shin-Etsu Chemical Company, Ltd.	238,806	9,285,167
Sika AG	20,209	5,768,851
Stepan Company	3,454	289,998
Syensqo SA	9,824	876,871
Symrise AG	17,601	2,153,608
The Chemours Company	27,581	622,503
The Mosaic Company	28,121	812,697
The Scotts Miracle-Gro Company	7,786	506,557
The Sherwin-Williams Company	19,454	5,805,657
Toray Industries, Inc.	183,828	871,849
Tronox Holdings PLC	19,172	300,809
Umicore SA	27,763	417,799
Westlake Corp.	5,954	862,258
Yara International ASA	21,949	632,525
		137,966,710
Construction materials – 0.3%
Eagle Materials, Inc.	6,381	1,387,612
Heidelberg Materials AG	18,101	1,871,175
Holcim, Ltd. (A)	69,091	6,107,096
James Hardie Industries PLC, CHESS Depositary Interest (A)	57,754	1,807,562
Knife River Corp. (A)	19,599	1,374,674
Martin Marietta Materials, Inc.	5,111	2,769,140
Summit Materials, Inc., Class A (A)	19,329	707,635
United States Lime & Minerals, Inc.	357	130,012
Vulcan Materials Company	10,981	2,730,755
		18,885,661
Containers and packaging – 0.3%
Amcor PLC	112,782	1,103,008
AptarGroup, Inc.	12,274	1,728,302
Ardagh Metal Packaging SA	24,735	84,099
Avery Dennison Corp.	6,929	1,515,026
Ball Corp.	25,275	1,517,006
Berry Global Group, Inc.	21,191	1,247,090
Crown Holdings, Inc.	22,101	1,644,093
Graphic Packaging Holding Company	56,922	1,491,926
Greif, Inc., Class A	8,569	492,460
Greif, Inc., Class B	771	48,180
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
International Paper Company	29,772	$1,284,662
Myers Industries, Inc.	6,338	84,802
O-I Glass, Inc. (A)	24,699	274,900
Packaging Corp. of America	7,654	1,397,314
Pactiv Evergreen, Inc.	6,780	76,750
Ranpak Holdings Corp. (A)	7,493	48,180
SIG Group AG (A)	40,538	744,919
Silgan Holdings, Inc.	15,032	636,305
Smurfit Kappa Group PLC	34,610	1,543,697
Sonoco Products Company	18,200	923,104
TriMas Corp.	6,716	171,661
Westrock Company	22,110	1,111,249
		19,168,733
Metals and mining – 1.3%
1911 Gold Corp. (A)	3,149	226
Alcoa Corp.	33,261	1,323,123
Alpha Metallurgical Resources, Inc.	1,761	494,013
Anglo American PLC	168,441	5,322,815
Antofagasta PLC	52,273	1,389,208
ArcelorMittal SA	62,177	1,424,429
Arch Resources, Inc.	2,815	428,527
BHP Group, Ltd.	672,272	19,214,845
BlueScope Steel, Ltd.	58,747	797,469
Boliden AB	36,256	1,166,023
Caledonia Mining Corp. PLC	3,254	31,629
Carpenter Technology Corp.	7,634	836,534
Century Aluminum Company (A)	8,590	143,883
Cleveland-Cliffs, Inc. (A)	88,075	1,355,474
Coeur Mining, Inc. (A)	63,554	357,173
Commercial Metals Company	39,801	2,188,657
Compass Minerals International, Inc.	5,621	58,065
Constellium SE (A)	20,659	389,422
Contango ORE, Inc. (A)	1,530	27,647
Dakota Gold Corp. (A)	12,752	32,518
Endeavour Mining PLC	24,358	518,362
Fortescue, Ltd.	224,476	3,195,740
Freeport-McMoRan, Inc.	120,019	5,832,923
Glencore PLC	1,374,708	7,822,458
Haynes International, Inc.	2,039	119,689
Hecla Mining Company	92,602	449,120
i-80 Gold Corp. (A)(B)	33,755	36,455
Ivanhoe Electric, Inc. (A)	13,872	130,119
JFE Holdings, Inc.	76,287	1,101,021
Kaiser Aluminum Corp.	2,544	223,618
Lifezone Metals, Ltd. (A)	6,117	46,979
Materion Corp.	3,271	353,693
Metallus, Inc. (A)	6,938	140,633
Metals Acquisition, Ltd., Class A (A)	9,018	123,456
Mineral Resources, Ltd.	23,289	833,178
MP Materials Corp. (A)(B)	24,804	315,755
Newmont Corp.	96,178	4,026,973
Nippon Steel Corp.	113,403	2,403,965
Norsk Hydro ASA	175,877	1,096,502
Northern Star Resources, Ltd.	152,374	1,323,225
Novagold Resources, Inc. (A)	40,203	139,102
Nucor Corp.	20,107	3,178,515
Olympic Steel, Inc.	1,760	78,901
Pan American Silver Corp., CVR (A)	54,671	25,291
Perpetua Resources Corp. (A)	6,740	35,048
Piedmont Lithium, Inc. (A)	3,078	30,718
Pilbara Minerals, Ltd.	379,014	771,214
Radius Recycling, Inc.	4,391	67,051
Ramaco Resources, Inc. (A)	4,633	57,681
Reliance, Inc.	10,637	3,037,927
Rio Tinto PLC	149,426	9,805,075

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Rio Tinto, Ltd.	49,208	$3,897,855
Royal Gold, Inc.	12,176	1,523,948
Ryerson Holding Corp.	4,695	91,553
South32, Ltd.	600,393	1,456,611
SSR Mining, Inc.	32,860	148,199
Steel Dynamics, Inc.	12,164	1,575,238
Sumitomo Metal Mining Company, Ltd.	32,767	995,574
SunCoke Energy, Inc.	13,483	132,133
Tredegar Corp. (A)	5,390	25,818
U.S. Steel Corp.	41,443	1,566,545
Universal Stainless & Alloy Products, Inc. (A)	1,540	42,165
voestalpine AG	14,200	383,895
Warrior Met Coal, Inc.	8,324	522,497
Worthington Steel, Inc. (A)	5,334	177,942
		96,842,040
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,668	129,318
Holmen AB, B Shares	10,104	397,565
Louisiana-Pacific Corp.	11,816	972,811
Mondi PLC	58,514	1,121,535
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	77,137	1,053,344
Svenska Cellulosa AB SCA, B Shares	80,332	1,182,229
Sylvamo Corp.	5,651	387,659
UPM-Kymmene OYJ	70,751	2,484,956
		7,739,665
		280,602,809
Real estate – 2.6%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	12,304	208,676
Alpine Income Property Trust, Inc.	2,465	38,355
American Assets Trust, Inc.	7,645	171,095
Armada Hoffler Properties, Inc.	12,018	133,280
Broadstone Net Lease, Inc.	29,417	466,848
Covivio SA	6,695	320,143
CTO Realty Growth, Inc.	3,712	64,812
Empire State Realty Trust, Inc., Class A	21,677	203,330
Essential Properties Realty Trust, Inc.	27,985	775,464
Gladstone Commercial Corp.	6,765	96,537
Global Net Lease, Inc.	32,204	236,699
Land Securities Group PLC	93,805	732,952
Mirvac Group	523,061	650,782
NexPoint Diversified Real Estate Trust	7,237	40,021
Nomura Real Estate Master Fund, Inc.	531	471,691
One Liberty Properties, Inc.	2,806	65,885
Stockland	316,441	876,469
The GPT Group	253,930	677,022
WP Carey, Inc.	40,534	2,231,397
		8,461,458
Health care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	12,551	1,468,090
American Healthcare REIT, Inc.	10,740	156,911
CareTrust REIT, Inc.	21,483	539,223
Community Healthcare Trust, Inc.	4,381	102,472
Diversified Healthcare Trust	35,551	108,431
Global Medical REIT, Inc.	11,165	101,378
Healthcare Realty Trust, Inc.	70,119	1,155,561
Healthpeak Properties, Inc.	54,984	1,077,686
LTC Properties, Inc.	6,621	228,425
National Health Investors, Inc.	6,665	451,420
Omega Healthcare Investors, Inc.	45,772	1,567,691
Sabra Health Care REIT, Inc.	79,383	1,222,498
Universal Health Realty Income Trust	2,338	91,509
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Ventas, Inc.	34,621	$1,774,672
Welltower, Inc.	49,944	5,206,662
		15,252,629
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	35,673	518,685
Braemar Hotels & Resorts, Inc.	12,121	30,909
Chatham Lodging Trust	7,993	68,100
DiamondRock Hospitality Company	33,754	285,221
Host Hotels & Resorts, Inc.	60,697	1,091,332
Park Hotels & Resorts, Inc.	39,010	584,370
Pebblebrook Hotel Trust	19,002	261,278
RLJ Lodging Trust	24,210	233,142
Ryman Hospitality Properties, Inc.	9,292	927,899
Service Properties Trust	26,625	136,853
Summit Hotel Properties, Inc.	17,648	105,712
Sunstone Hotel Investors, Inc.	32,123	336,007
Xenia Hotels & Resorts, Inc.	16,543	237,061
		4,816,569
Industrial REITs – 0.4%
CapitaLand Ascendas REIT	495,044	932,724
EastGroup Properties, Inc.	8,903	1,514,400
First Industrial Realty Trust, Inc.	24,514	1,164,660
Goodman Group	226,577	5,227,107
Industrial Logistics Properties Trust	11,140	40,995
Innovative Industrial Properties, Inc.	4,490	490,398
LXP Industrial Trust	46,946	428,148
Nippon Prologis REIT, Inc.	301	469,813
Plymouth Industrial REIT, Inc.	6,517	139,333
Prologis, Inc.	77,321	8,683,922
Rexford Industrial Realty, Inc.	40,266	1,795,461
Segro PLC	168,519	1,906,646
STAG Industrial, Inc.	33,728	1,216,232
Terreno Realty Corp.	15,072	891,961
Warehouses De Pauw CVA	23,270	628,491
		25,530,291
Office REITs – 0.1%
Boston Properties, Inc.	12,423	764,760
Brandywine Realty Trust	27,783	124,468
City Office REIT, Inc.	6,998	34,850
COPT Defense Properties	38,701	968,686
Cousins Properties, Inc.	28,169	652,112
Dexus	142,578	615,066
Douglas Emmett, Inc.	25,629	341,122
Easterly Government Properties, Inc.	14,593	180,515
Equity Commonwealth (A)	16,746	324,872
Franklin Street Properties Corp.	18,100	27,693
Gecina SA	6,098	562,914
Hudson Pacific Properties, Inc.	22,384	107,667
Japan Real Estate Investment Corp.	170	537,336
JBG SMITH Properties	13,862	211,118
Kilroy Realty Corp.	19,784	616,667
NET Lease Office Properties	2,414	59,433
Nippon Building Fund, Inc.	203	712,087
Orion Office REIT, Inc.	9,985	35,846
Paramount Group, Inc.	30,155	139,618
Peakstone Realty Trust	5,956	63,134
Piedmont Office Realty Trust, Inc., Class A	19,368	140,418
Postal Realty Trust, Inc., Class A	3,841	51,201
SL Green Realty Corp.	10,615	601,234
Vornado Realty Trust	29,639	779,209
		8,652,026
Real estate management and development – 0.4%
Anywhere Real Estate, Inc. (A)	16,250	53,788

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Azrieli Group, Ltd.	5,626	$328,700
CapitaLand Investment, Ltd.	344,865	674,459
CBRE Group, Inc., Class A (A)	25,587	2,280,058
CK Asset Holdings, Ltd.	257,090	963,076
Compass, Inc., Class A (A)	59,090	212,724
CoStar Group, Inc. (A)	33,549	2,487,323
Cushman & Wakefield PLC (A)	36,592	380,557
Daito Trust Construction Company, Ltd.	7,765	803,766
Daiwa House Industry Company, Ltd.	74,292	1,891,465
DigitalBridge Group, Inc.	25,557	350,131
eXp World Holdings, Inc.	13,125	148,116
Fastighets AB Balder, B Shares (A)	87,857	603,109
Forestar Group, Inc. (A)	3,054	97,697
FRP Holdings, Inc. (A)	2,438	69,532
Henderson Land Development Company, Ltd.	192,531	516,209
Hongkong Land Holdings, Ltd.	146,257	471,208
Hulic Company, Ltd.	50,895	452,370
Jones Lang LaSalle, Inc. (A)	8,810	1,808,517
Kennedy-Wilson Holdings, Inc.	18,900	183,708
LEG Immobilien SE	9,824	802,583
Marcus & Millichap, Inc.	3,972	125,197
Maui Land & Pineapple Company, Inc. (A)	1,399	30,848
Mitsubishi Estate Company, Ltd.	149,214	2,349,138
Mitsui Fudosan Company, Ltd.	353,944	3,257,670
Newmark Group, Inc., Class A	21,719	222,185
Nomura Real Estate Holdings, Inc.	14,573	366,852
Opendoor Technologies, Inc. (A)	100,292	184,537
RE/MAX Holdings, Inc., Class A	3,396	27,508
Redfin Corp. (A)	19,153	115,110
Sagax AB, Class B	29,119	746,206
Sino Land Company, Ltd.	515,967	530,982
Star Holdings (A)	3,073	37,060
Sumitomo Realty & Development Company, Ltd.	37,865	1,117,315
Sun Hung Kai Properties, Ltd.	192,063	1,664,137
Swire Pacific, Ltd., Class A	56,111	495,382
Swire Properties, Ltd.	155,091	247,083
Swiss Prime Site AG	10,248	970,434
Tejon Ranch Company (A)	4,063	69,315
The Real Brokerage, Inc. (A)	15,979	64,875
The RMR Group, Inc., Class A	2,614	59,076
The St. Joe Company	5,771	315,674
The Wharf Holdings, Ltd.	141,787	398,405
Vonovia SE	97,189	2,765,845
Wharf Real Estate Investment Company, Ltd.	221,362	586,706
		32,326,636
Residential REITs – 0.3%
American Homes 4 Rent, Class A	59,609	2,215,070
Apartment Investment and Management Company, Class A (A)	23,625	195,851
AvalonBay Communities, Inc.	11,635	2,407,165
BRT Apartments Corp.	2,479	43,308
Camden Property Trust	9,187	1,002,394
Centerspace	2,436	164,747
Elme Communities	14,113	224,820
Equity LifeStyle Properties, Inc.	34,546	2,249,981
Equity Residential	27,995	1,941,173
Essex Property Trust, Inc.	5,524	1,503,633
Independence Realty Trust, Inc.	77,339	1,449,333
Invitation Homes, Inc.	49,495	1,776,376
Mid-America Apartment Communities, Inc.	10,042	1,432,090
NexPoint Residential Trust, Inc.	3,683	145,515
UDR, Inc.	26,037	1,071,423
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
UMH Properties, Inc.	10,387	$166,088
Veris Residential, Inc.	12,709	190,635
		18,179,602
Retail REITs – 0.4%
Acadia Realty Trust	16,550	296,576
Agree Realty Corp.	18,596	1,151,836
Alexander's, Inc.	379	85,222
Brixmor Property Group, Inc.	55,811	1,288,676
CapitaLand Integrated Commercial Trust	713,850	1,039,328
CBL & Associates Properties, Inc.	3,659	85,547
Federal Realty Investment Trust	6,321	638,231
Getty Realty Corp.	8,000	213,280
InvenTrust Properties Corp.	11,025	272,979
Kimco Realty Corp.	57,316	1,115,369
Kite Realty Group Trust	75,189	1,682,730
Klepierre SA	28,519	761,399
Link REIT	338,533	1,314,647
NETSTREIT Corp.	11,646	187,501
NNN REIT, Inc.	33,962	1,446,781
Phillips Edison & Company, Inc.	19,722	645,107
Realty Income Corp.	73,730	3,894,419
Regency Centers Corp.	14,135	879,197
Retail Opportunity Investments Corp.	19,416	241,341
Saul Centers, Inc.	2,024	74,422
Scentre Group	688,655	1,427,375
Simon Property Group, Inc.	27,222	4,132,300
SITE Centers Corp.	30,096	436,392
Tanger, Inc.	16,835	456,397
The Macerich Company	34,569	533,745
Unibail-Rodamco-Westfield (A)	15,666	1,238,038
Urban Edge Properties	19,129	353,313
Vicinity, Ltd.	512,924	630,683
Whitestone REIT	8,192	109,036
		26,631,867
Specialized REITs – 0.6%
American Tower Corp.	38,974	7,575,766
Crown Castle, Inc.	36,104	3,527,361
CubeSmart	41,673	1,882,369
Digital Realty Trust, Inc.	27,013	4,107,327
EPR Properties	14,017	588,434
Equinix, Inc.	7,922	5,993,785
Extra Space Storage, Inc.	17,454	2,712,526
Farmland Partners, Inc.	7,346	84,699
Four Corners Property Trust, Inc.	14,704	362,748
Gaming and Leisure Properties, Inc.	50,292	2,273,701
Gladstone Land Corp.	5,775	79,060
Iron Mountain, Inc.	23,822	2,134,928
Lamar Advertising Company, Class A	16,267	1,944,395
National Storage Affiliates Trust	12,911	532,191
Outfront Media, Inc.	23,564	336,965
PotlatchDeltic Corp.	27,338	1,076,844
Public Storage	13,205	3,798,418
Rayonier, Inc.	25,371	738,042
Safehold, Inc.	8,203	158,236
SBA Communications Corp.	8,679	1,703,688
Uniti Group, Inc.	39,367	114,952
VICI Properties, Inc.	89,013	2,549,332
Weyerhaeuser Company	58,791	1,669,076
		45,944,843
		185,795,921
Utilities – 2.5%
Electric utilities – 1.4%
Acciona SA	3,272	387,227
ALLETE, Inc.	19,901	1,240,827

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Alliant Energy Corp.	21,956	$1,117,560
American Electric Power Company, Inc.	43,929	3,854,330
BKW AG	2,800	446,926
Chubu Electric Power Company, Inc.	85,408	1,008,952
CK Infrastructure Holdings, Ltd.	83,498	471,538
CLP Holdings, Ltd.	217,687	1,760,678
Constellation Energy Corp.	26,349	5,276,914
Duke Energy Corp.	64,709	6,485,783
Edison International	31,388	2,253,972
EDP - Energias de Portugal SA	415,970	1,559,595
Elia Group SA/NV	3,898	364,060
Endesa SA (B)	42,103	791,072
Enel SpA	1,078,141	7,480,995
Entergy Corp.	18,195	1,946,865
Evergy, Inc.	19,765	1,046,952
Eversource Energy	28,066	1,591,623
Exelon Corp.	82,340	2,849,787
FirstEnergy Corp.	44,434	1,700,489
Fortum OYJ	59,470	870,613
Genie Energy, Ltd., B Shares	2,256	32,983
Hawaiian Electric Industries, Inc.	18,393	165,905
Iberdrola SA	766,307	9,942,778
IDACORP, Inc.	9,390	874,679
Mercury NZ, Ltd.	92,396	369,487
MGE Energy, Inc.	5,945	444,210
NextEra Energy, Inc.	171,703	12,158,289
NRG Energy, Inc.	17,416	1,356,010
OGE Energy Corp.	37,149	1,326,219
Origin Energy, Ltd.	228,364	1,652,204
Orsted A/S (A)(C)	25,076	1,332,074
Otter Tail Corp.	6,642	581,773
PG&E Corp.	177,078	3,091,782
Pinnacle West Capital Corp.	9,757	745,240
PNM Resources, Inc.	31,089	1,149,049
Portland General Electric Company	35,395	1,530,480
Power Assets Holdings, Ltd.	183,621	992,374
PPL Corp.	63,423	1,753,646
Redeia Corp. SA (B)	53,793	940,647
SSE PLC	144,945	3,273,376
Terna - Rete Elettrica Nazionale	186,508	1,437,721
The Kansai Electric Power Company, Inc.	93,328	1,567,145
The Southern Company	91,839	7,123,951
Tokyo Electric Power Company Holdings, Inc. (A)	202,374	1,089,780
Verbund AG	9,026	714,159
Xcel Energy, Inc.	45,306	2,419,793
		102,572,512
Gas utilities – 0.2%
APA Group	170,119	904,262
Atmos Energy Corp.	12,979	1,514,000
Brookfield Infrastructure Corp., Class A	19,210	646,609
Chesapeake Utilities Corp.	3,542	376,160
Hong Kong & China Gas Company, Ltd.	1,484,108	1,127,834
National Fuel Gas Company	17,027	922,693
New Jersey Resources Corp.	33,937	1,450,467
Northwest Natural Holding Company	6,014	217,166
ONE Gas, Inc.	19,414	1,239,584
Osaka Gas Company, Ltd.	48,904	1,080,794
RGC Resources, Inc.	1,236	25,276
Snam SpA	267,301	1,180,405
Southwest Gas Holdings, Inc.	20,844	1,467,001
Spire, Inc.	19,142	1,162,494
Tokyo Gas Company, Ltd.	47,775	1,028,499
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	38,829	$889,184
		15,232,428
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	12,910	50,607
EDP Renovaveis SA	41,368	578,045
Meridian Energy, Ltd.	171,571	657,190
Montauk Renewables, Inc. (A)	11,531	65,727
Ormat Technologies, Inc.	18,627	1,335,556
RWE AG	83,812	2,875,200
Sunnova Energy International, Inc. (A)(B)	17,672	98,610
The AES Corp.	57,616	1,012,313
Vistra Corp.	27,278	2,345,362
		9,018,610
Multi-utilities – 0.6%
Ameren Corp.	22,624	1,608,793
Avista Corp.	12,497	432,521
Black Hills Corp.	23,499	1,277,876
CenterPoint Energy, Inc.	54,306	1,682,400
Centrica PLC	707,581	1,206,068
CMS Energy Corp.	25,334	1,508,133
Consolidated Edison, Inc.	28,426	2,541,853
Dominion Energy, Inc.	69,664	3,413,536
DTE Energy Company	17,763	1,971,871
E.ON SE	297,610	3,911,395
Engie SA	242,113	3,467,144
National Grid PLC	636,899	7,111,700
NiSource, Inc.	35,571	1,024,801
Northwestern Energy Group, Inc.	21,000	1,051,680
Public Service Enterprise Group, Inc.	41,300	3,043,810
Sembcorp Industries, Ltd.	118,476	418,764
Sempra	52,611	4,001,593
Unitil Corp.	2,794	144,701
Veolia Environnement SA	91,352	2,736,252
WEC Energy Group, Inc.	25,661	2,013,362
		44,568,253
Water utilities – 0.1%
American States Water Company	6,019	436,799
American Water Works Company, Inc.	16,753	2,163,817
California Water Service Group	9,391	455,370
Consolidated Water Company, Ltd.	2,502	66,403
Essential Utilities, Inc.	46,613	1,740,063
Middlesex Water Company	3,004	156,989
Pure Cycle Corp. (A)	4,915	46,938
Severn Trent PLC	35,683	1,074,033
SJW Group	5,217	282,866
The York Water Company	2,707	100,403
United Utilities Group PLC	90,390	1,122,880
		7,646,561
		179,038,364
TOTAL COMMON STOCKS (Cost $3,361,227,371)		$6,899,621,107
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,810	689,625
Dr. Ing. h.c. F. Porsche AG (C)	15,095	1,122,969
Porsche Automobil Holding SE	20,298	916,086
Volkswagen AG	27,335	3,086,500
		5,815,180
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	22,437	1,997,719

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,474	$813,215
TOTAL PREFERRED SECURITIES (Cost $9,808,350)		$8,626,114
RIGHTS – 0.0%
Amplifon SpA (Expiration Date: 7-15-24; Strike Price: EUR 29.56) (A)	16,505	0
TOTAL RIGHTS (Cost $0)		$0
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 9-1-24; Strike Price: $116.37) (A)	917	29,417
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	10,786
Danimer Scientific, Inc. (Expiration Date: 7-15-25; Strike Price: $5.00) (A)	4,270	0
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	3,168
TOTAL WARRANTS (Cost $15,655)		$43,371
SHORT-TERM INVESTMENTS – 4.4%
Short-term funds – 4.4%
John Hancock Collateral Trust, 5.2940% (E)(F)	31,520,884	315,107,970
TOTAL SHORT-TERM INVESTMENTS (Cost $315,126,348)		$315,107,970
Total Investments (Strategic Equity Allocation Trust) (Cost $3,686,177,724) – 100.2%		$7,223,398,562
Other assets and liabilities, net – (0.2%)		(14,079,354)
TOTAL NET ASSETS – 100.0%		$7,209,319,208
Strategic Equity Allocation Trust (continued)
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 6-30-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $47,277,794.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	800	Long	Sep 2024	$93,006,638	$93,728,000	$721,362
Russell 2000 E-Mini Index Futures	154	Long	Sep 2024	15,879,594	15,900,500	20,906
S&P 500 E-Mini Index Futures	631	Long	Sep 2024	174,222,846	174,203,325	(19,521)
S&P Mid 400 E-Mini Index Futures	65	Long	Sep 2024	19,288,931	19,227,650	(61,281)
						$661,466

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.4%
Communication services – 8.5%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	323	$12,788
AST SpaceMobile, Inc. (A)(B)	8,398	97,501
AT&T, Inc.	119,711	2,287,677
ATN International, Inc.	291	6,635
Bandwidth, Inc., Class A (A)	431	7,275
Cogent Communications Holdings, Inc.	807	45,547
Consolidated Communications Holdings, Inc. (A)	1,882	8,281
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Frontier Communications Parent, Inc. (A)	4,181	$109,459
GCI Liberty, Inc. (A)(C)	2,206	0
Globalstar, Inc. (A)	32,237	36,105
IDT Corp., Class B	461	16,559
Iridium Communications, Inc.	2,158	57,446
Liberty Global, Ltd., Class C (A)	1,040	18,564
Liberty Latin America, Ltd., Class C (A)	2,753	26,484
Lumen Technologies, Inc. (A)	17,420	19,162
Shenandoah Telecommunications Company	901	14,713

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	69,948	$2,884,656
		5,648,852
Entertainment – 1.2%
AMC Entertainment Holdings, Inc., Class A (A)(B)	3,402	16,942
Atlanta Braves Holdings, Inc., Series A (A)	829	34,263
Atlanta Braves Holdings, Inc., Series C (A)	131	5,167
Cinemark Holdings, Inc. (A)	2,041	44,126
Electronic Arts, Inc.	4,466	622,248
Endeavor Group Holdings, Inc., Class A	5,168	139,691
Eventbrite, Inc., Class A (A)	1,461	7,071
Kartoon Studios, Inc. (A)	672	692
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	14,452
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,361	241,454
Liberty Media Corp.-Liberty Live, Series A (A)	676	25,357
Liberty Media Corp.-Liberty Live, Series C (A)	827	31,649
Lions Gate Entertainment Corp., Class A (A)	62	584
Lions Gate Entertainment Corp., Class B (A)	4,105	35,180
Live Nation Entertainment, Inc. (A)	3,913	366,805
LiveOne, Inc. (A)	1,309	2,055
Madison Square Garden Entertainment Corp. (A)	678	23,208
Madison Square Garden Sports Corp. (A)	324	60,954
Netflix, Inc. (A)	7,221	4,873,308
Playstudios, Inc. (A)	1,949	4,034
Playtika Holding Corp.	6,300	49,581
Reservoir Media, Inc. (A)	893	7,055
ROBLOX Corp., Class A (A)	9,625	358,146
Roku, Inc. (A)	2,105	126,153
Skillz, Inc. (A)	341	2,448
Sphere Entertainment Company (A)	478	16,759
Take-Two Interactive Software, Inc. (A)	2,886	448,744
The Marcus Corp.	486	5,526
The Walt Disney Company	30,530	3,031,324
TKO Group Holdings, Inc.	1,425	153,886
Vivid Seats, Inc., Class A (A)	1,910	10,983
Warner Brothers Discovery, Inc. (A)	41,547	309,110
Warner Music Group Corp., Class A	2,345	71,874
		11,140,829
Interactive media and services – 5.7%
Alphabet, Inc., Class A	98,484	17,938,798
Alphabet, Inc., Class C	94,557	17,343,645
Angi, Inc. (A)	1,822	3,498
Bumble, Inc., Class A (A)	2,324	24,425
CarGurus, Inc. (A)	1,735	45,457
Cars.com, Inc. (A)	1,154	22,734
DHI Group, Inc. (A)	630	1,317
EverQuote, Inc., Class A (A)	481	10,034
FuboTV, Inc. (A)(B)	4,863	6,030
Getty Images Holdings, Inc. (A)(B)	6,797	22,158
Grindr, Inc. (A)	2,917	35,704
IAC, Inc. (A)	1,394	65,309
Match Group, Inc. (A)	4,728	143,637
MediaAlpha, Inc., Class A (A)	781	10,286
Meta Platforms, Inc., Class A	36,729	18,519,496
Nextdoor Holdings, Inc. (A)	3,090	8,590
Outbrain, Inc. (A)	712	3,546
Pinterest, Inc., Class A (A)	9,858	434,442
PSQ Holdings, Inc. (A)	454	1,712
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
QuinStreet, Inc. (A)	983	$16,308
Rumble, Inc. (A)(B)	1,926	10,689
Shutterstock, Inc.	615	23,801
Snap, Inc., Class A (A)	23,247	386,133
System1, Inc. (A)(B)	1,641	2,494
Taboola.com, Ltd. (A)	4,985	17,148
Travelzoo (A)	162	1,230
TripAdvisor, Inc. (A)	2,105	37,490
TrueCar, Inc. (A)	1,900	5,947
Vimeo, Inc. (A)	2,863	10,679
Yelp, Inc. (A)	1,157	42,751
Zedge, Inc., Class B (A)	130	397
Ziff Davis, Inc. (A)	766	42,168
ZipRecruiter, Inc., Class A (A)	1,452	13,199
ZoomInfo Technologies, Inc. (A)	6,859	87,589
		55,338,841
Media – 0.6%
Advantage Solutions, Inc. (A)(B)	5,394	17,369
Altice USA, Inc., Class A (A)	7,703	15,714
AMC Networks, Inc., Class A (A)	424	4,096
Boston Omaha Corp., Class A (A)	528	7,107
Cable One, Inc.	97	34,338
Cardlytics, Inc. (A)	636	5,222
Charter Communications, Inc., Class A (A)	2,367	707,638
Clear Channel Outdoor Holdings, Inc. (A)	8,831	12,452
Comcast Corp., Class A	66,630	2,609,231
comScore, Inc. (A)	60	851
Cumulus Media, Inc., Class A (A)	131	267
EchoStar Corp., Class A (A)	2,407	42,869
Emerald Holding, Inc. (A)	1,284	7,306
Entravision Communications Corp., Class A	1,260	2,558
Fox Corp., Class A	3,858	132,599
Fox Corp., Class B	2,503	80,146
Gannett Company, Inc. (A)	2,798	12,899
Gray Television, Inc.	1,517	7,888
Harte-Hanks, Inc. (A)	2,449	19,886
iHeartMedia, Inc., Class A (A)	2,155	2,349
Innovid Corp. (A)	2,304	4,262
John Wiley & Sons, Inc., Class A	781	31,787
Lee Enterprises, Inc. (A)	35	389
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,669	59,118
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,722	60,320
Magnite, Inc. (A)	2,317	30,793
National CineMedia, Inc. (A)	1,964	8,622
News Corp., Class A	7,344	202,474
News Corp., Class B	1,149	32,620
Nexstar Media Group, Inc.	595	98,776
Nexxen International, Ltd. (A)	81	230
Omnicom Group, Inc.	3,332	298,880
Paramount Global, Class B (B)	10,440	108,472
PubMatic, Inc., Class A (A)	758	15,395
Saga Communications, Inc., Class A	802	12,632
Scholastic Corp.	561	19,899
Sinclair, Inc.	834	11,117
Sirius XM Holdings, Inc. (B)	56,275	159,258
Stagwell, Inc. (A)	1,894	12,917
TechTarget, Inc. (A)	503	15,679
TEGNA, Inc.	3,693	51,480
The EW Scripps Company, Class A (A)	1,348	4,233
The Interpublic Group of Companies, Inc.	6,494	188,910
The New York Times Company, Class A	2,748	140,725
The Trade Desk, Inc., Class A (A)	7,576	739,948

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Thryv Holdings, Inc. (A)	494	$8,803
Urban One, Inc., Class A (A)	45	90
Urban One, Inc., Class D (A)	387	581
WideOpenWest, Inc. (A)	1,455	7,872
		6,049,067
Wireless telecommunication services – 0.4%
FingerMotion, Inc. (A)(B)	1,066	2,718
Gogo, Inc. (A)	2,195	21,116
Spok Holdings, Inc.	444	6,576
SurgePays, Inc. (A)	154	491
Telephone & Data Systems, Inc.	1,870	38,765
T-Mobile US, Inc.	19,846	3,496,468
United States Cellular Corp. (A)	961	53,643
		3,619,777
		81,797,366
Consumer discretionary – 10.0%
Automobile components – 0.1%
Adient PLC (A)	1,572	38,844
American Axle & Manufacturing Holdings, Inc. (A)	1,974	13,798
Autoliv, Inc.	1,248	133,524
BorgWarner, Inc.	3,994	128,767
Cooper-Standard Holdings, Inc. (A)	261	3,247
Dana, Inc.	2,445	29,633
Dorman Products, Inc. (A)	533	48,759
Fox Factory Holding Corp. (A)	736	35,468
Gentex Corp.	3,948	133,087
Gentherm, Inc. (A)	576	28,408
Holley, Inc. (A)	1,926	6,895
LCI Industries	430	44,453
Lear Corp.	732	83,602
Luminar Technologies, Inc. (A)(B)	5,224	7,784
Modine Manufacturing Company (A)	919	92,075
Motorcar Parts of America, Inc. (A)	447	2,758
Patrick Industries, Inc.	414	44,940
PHINIA, Inc.	773	30,425
QuantumScape Corp. (A)(B)	7,236	35,601
Solid Power, Inc. (A)(B)	3,144	5,188
Standard Motor Products, Inc.	404	11,203
Stoneridge, Inc. (A)	529	8,443
Strattec Security Corp. (A)	13	325
Superior Industries International, Inc. (A)	282	917
The Goodyear Tire & Rubber Company (A)	4,787	54,332
Visteon Corp. (A)	475	50,683
XPEL, Inc. (A)	476	16,927
		1,090,086
Automobiles – 1.3%
Canoo, Inc. (A)(B)	15,177	32,327
Cenntro, Inc. (A)	593	884
Ford Motor Company	64,717	811,551
General Motors Company	19,619	911,499
Harley-Davidson, Inc.	2,375	79,658
Lucid Group, Inc. (A)(B)	39,287	102,539
Mullen Automotive, Inc. (A)	72	173
Rivian Automotive, Inc., Class A (A)(B)	16,074	215,713
Tesla, Inc. (A)	53,072	10,501,887
Thor Industries, Inc.	904	84,479
Winnebago Industries, Inc.	534	28,943
		12,769,653
Broadline retail – 3.7%
1stdibs.com, Inc. (A)	521	2,339
Amazon.com, Inc. (A)	173,396	33,508,777
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Big Lots, Inc. (A)(B)	557	$964
CarParts.com, Inc. (A)	778	778
ContextLogic, Inc., Class A (A)	392	2,238
Coupang, Inc. (A)	27,345	572,878
Dillard's, Inc., Class A (B)	217	95,565
eBay, Inc.	8,504	456,835
Etsy, Inc. (A)	2,099	123,799
Groupon, Inc. (A)	572	8,752
Kohl's Corp.	1,853	42,600
Macy's, Inc.	4,590	88,128
Nordstrom, Inc.	2,680	56,870
Ollie's Bargain Outlet Holdings, Inc. (A)	1,046	102,686
Savers Value Village, Inc. (A)	2,756	33,733
		35,096,942
Distributors – 0.1%
Genuine Parts Company	2,385	329,893
LKQ Corp.	4,543	188,943
Pool Corp.	590	181,325
Weyco Group, Inc.	249	7,550
		707,711
Diversified consumer services – 0.1%
ADT, Inc.	14,762	112,191
Adtalem Global Education, Inc. (A)	775	52,863
American Public Education, Inc. (A)	372	6,540
Bright Horizons Family Solutions, Inc. (A)	979	107,768
Carriage Services, Inc.	281	7,542
Chegg, Inc. (A)	2,095	6,620
Coursera, Inc. (A)	2,516	18,015
Duolingo, Inc. (A)	600	125,202
European Wax Center, Inc., Class A (A)	852	8,460
Frontdoor, Inc. (A)	1,431	48,353
Graham Holdings Company, Class B	54	37,776
Grand Canyon Education, Inc. (A)	512	71,634
H&R Block, Inc.	2,092	113,449
ITT Educational Services, Inc. (A)(C)	608	1
Laureate Education, Inc.	2,848	42,549
Lincoln Educational Services Corp. (A)	363	4,305
Mister Car Wash, Inc. (A)	5,330	37,950
Nerdy, Inc. (A)	1,961	3,275
Service Corp. International	2,211	157,268
Strategic Education, Inc.	434	48,026
Stride, Inc. (A)	726	51,183
The Beachbody Company, Inc. (A)	82	691
Udemy, Inc. (A)	2,582	22,283
Universal Technical Institute, Inc. (A)	464	7,299
Wag! Group Company (A)	614	982
WW International, Inc. (A)(B)	1,306	1,528
		1,093,753
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	1,267	12,999
Airbnb, Inc., Class A (A)	7,233	1,096,740
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,410	150,028
Bally's Corp. (A)	759	9,085
Biglari Holdings, Inc., Class B (A)	52	10,056
BJ's Restaurants, Inc. (A)	418	14,505
Bloomin' Brands, Inc.	1,512	29,076
Booking Holdings, Inc.	574	2,273,901
Bowlero Corp., Class A (B)	1,682	24,372
Boyd Gaming Corp.	1,395	76,865
Brinker International, Inc. (A)	737	53,351
Caesars Entertainment, Inc. (A)	3,686	146,482
Carnival Corp. (A)	18,976	355,231
Cava Group, Inc. (A)	1,927	178,729

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Century Casinos, Inc. (A)	483	$1,338
Chipotle Mexican Grill, Inc. (A)	22,700	1,422,155
Choice Hotels International, Inc. (B)	855	101,745
Churchill Downs, Inc.	1,282	178,967
Chuy's Holdings, Inc. (A)	382	9,901
Cracker Barrel Old Country Store, Inc.	380	16,021
Darden Restaurants, Inc.	2,039	308,541
Dave & Buster's Entertainment, Inc. (A)	706	28,106
Denny's Corp. (A)	1,094	7,767
Dine Brands Global, Inc.	262	9,484
Domino's Pizza, Inc.	593	306,184
DoorDash, Inc., Class A (A)	6,203	674,762
DraftKings, Inc., Class A (A)	7,856	299,864
Dutch Bros, Inc., Class A (A)	1,079	44,671
El Pollo Loco Holdings, Inc. (A)	773	8,743
Empire Resorts, Inc. (A)(C)	878	0
Everi Holdings, Inc. (A)	1,572	13,205
Expedia Group, Inc. (A)	2,022	254,752
FAT Brands, Inc., Class A	191	980
First Watch Restaurant Group, Inc. (A)	940	16,506
Full House Resorts, Inc. (A)	503	2,515
GAN, Ltd. (A)	632	932
GEN Restaurant Group, Inc. (A)	19	172
Golden Entertainment, Inc.	521	16,208
Hilton Grand Vacations, Inc. (A)	1,878	75,928
Hilton Worldwide Holdings, Inc.	4,364	952,225
Hyatt Hotels Corp., Class A	633	96,165
Inspired Entertainment, Inc. (A)	336	3,074
Jack in the Box, Inc.	352	17,931
Krispy Kreme, Inc.	2,827	30,419
Kura Sushi USA, Inc., Class A (A)	168	10,599
Las Vegas Sands Corp.	12,294	544,010
Life Time Group Holdings, Inc. (A)	3,334	62,779
Light & Wonder, Inc. (A)	1,540	161,515
Lindblad Expeditions Holdings, Inc. (A)	852	8,222
Marriott International, Inc., Class A	4,907	1,186,365
Marriott Vacations Worldwide Corp.	622	54,313
McDonald's Corp.	12,090	3,081,016
MGM Resorts International (A)	4,993	221,889
Monarch Casino & Resort, Inc.	351	23,914
Mondee Holdings, Inc. (A)	2,136	5,126
Nathan's Famous, Inc.	78	5,287
Noodles & Company (A)	1,045	1,651
Norwegian Cruise Line Holdings, Ltd. (A)	7,236	135,964
ONE Group Hospitality, Inc. (A)	431	1,832
Papa John's International, Inc.	597	28,047
Penn Entertainment, Inc. (A)	2,579	49,917
Planet Fitness, Inc., Class A (A)	1,443	106,190
PlayAGS, Inc. (A)	767	8,821
Portillo's, Inc., Class A (A)	899	8,738
Potbelly Corp. (A)	346	2,778
RCI Hospitality Holdings, Inc.	169	7,362
Red Robin Gourmet Burgers, Inc. (A)	308	2,332
Red Rock Resorts, Inc., Class A	982	53,941
Restaurant Brands International LP	82	5,447
Royal Caribbean Cruises, Ltd. (A)	4,340	691,926
Rush Street Interactive, Inc. (A)	1,049	10,060
Sabre Corp. (A)	6,456	17,238
Shake Shack, Inc., Class A (A)	668	60,120
Six Flags Entertainment Corp. (A)	1,387	45,965
Soho House & Company, Inc. (A)	1,226	6,510
Sonder Holdings, Inc. (A)	202	935
Starbucks Corp.	18,847	1,467,239
Sweetgreen, Inc., Class A (A)	1,683	50,726
Target Hospitality Corp. (A)	1,732	15,086
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Texas Roadhouse, Inc.	956	$164,155
The Cheesecake Factory, Inc.	892	35,047
The Wendy's Company	3,468	58,817
Travel + Leisure Company	1,360	61,173
United Parks & Resorts, Inc. (A)	1,089	59,144
Vacasa, Inc. (A)	219	1,067
Vail Resorts, Inc.	655	117,985
Wingstop, Inc.	506	213,866
Wyndham Hotels & Resorts, Inc.	1,417	104,858
Wynn Resorts, Ltd.	1,932	172,914
Xponential Fitness, Inc., Class A (A)	517	8,065
Yum! Brands, Inc.	4,756	629,980
		19,101,641
Household durables – 0.4%
Bassett Furniture Industries, Inc.	199	2,828
Beazer Homes USA, Inc. (A)	450	12,366
Cavco Industries, Inc. (A)	155	53,656
Century Communities, Inc.	552	45,076
D.R. Horton, Inc.	5,524	778,497
Dream Finders Homes, Inc., Class A (A)	686	17,713
Ethan Allen Interiors, Inc.	426	11,881
Flexsteel Industries, Inc.	139	4,317
GoPro, Inc., Class A (A)	2,431	3,452
Green Brick Partners, Inc. (A)	849	48,597
Hamilton Beach Brands Holding Company, Class A	205	3,524
Hamilton Beach Brands Holding Company, Class B	241	4,143
Helen of Troy, Ltd. (A)	403	37,374
Hooker Furnishings Corp.	257	3,721
Hovnanian Enterprises, Inc., Class A (A)	111	15,753
Installed Building Products, Inc.	498	102,429
iRobot Corp. (A)	489	4,455
KB Home	1,321	92,708
Landsea Homes Corp. (A)	541	4,972
La-Z-Boy, Inc.	740	27,587
Legacy Housing Corp. (A)	491	11,264
Leggett & Platt, Inc.	2,187	25,063
Lennar Corp., Class A	4,181	626,606
LGI Homes, Inc. (A)	402	35,975
Lifetime Brands, Inc.	274	2,354
Live Ventures, Inc. (A)	20	454
M/I Homes, Inc. (A)	450	54,963
Meritage Homes Corp.	609	98,567
Mohawk Industries, Inc. (A)	1,079	122,564
Newell Brands, Inc.	7,038	45,114
NVR, Inc. (A)	52	394,605
PulteGroup, Inc.	3,537	389,424
Purple Innovation, Inc. (A)	1,862	1,936
SharkNinja, Inc.	2,356	177,053
Skyline Champion Corp. (A)	980	66,395
Sonos, Inc. (A)	2,163	31,926
Taylor Morrison Home Corp. (A)	1,132	62,758
Tempur Sealy International, Inc.	2,895	137,049
The Lovesac Company (A)	280	6,322
Toll Brothers, Inc.	1,642	189,126
TopBuild Corp. (A)	536	206,505
Traeger, Inc. (A)	2,091	5,018
Tri Pointe Homes, Inc. (A)	1,571	58,520
Tupperware Brands Corp. (A)	610	854
United Homes Group, Inc. (A)	180	1,024
Universal Electronics, Inc. (A)	236	2,742
Vizio Holding Corp., Class A (A)	2,079	22,453
VOXX International Corp. (A)(B)	506	1,599
Whirlpool Corp.	915	93,513

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Worthington Enterprises, Inc.	815	$38,574
		4,185,369
Leisure products – 0.1%
Acushnet Holdings Corp.	1,122	71,225
American Outdoor Brands, Inc. (A)	307	2,763
AMMO, Inc. (A)	1,841	3,093
Brunswick Corp.	1,164	84,704
Clarus Corp.	550	3,702
Escalade, Inc.	328	4,523
Funko, Inc., Class A (A)	815	7,954
Hasbro, Inc.	2,355	137,768
JAKKS Pacific, Inc. (A)	134	2,400
Johnson Outdoors, Inc., Class A	178	6,226
Latham Group, Inc. (A)	1,897	5,748
Malibu Boats, Inc., Class A (A)	367	12,860
Marine Products Corp.	742	7,494
MasterCraft Boat Holdings, Inc. (A)	348	6,570
Mattel, Inc. (A)	6,064	98,601
Peloton Interactive, Inc., Class A (A)	5,871	19,844
Polaris, Inc.	955	74,786
Smith & Wesson Brands, Inc.	903	12,949
Solo Brands, Inc., Class A (A)	944	2,152
Sturm Ruger & Company, Inc.	325	13,536
Topgolf Callaway Brands Corp. (A)	3,178	48,623
Vista Outdoor, Inc. (A)	980	36,897
YETI Holdings, Inc. (A)	1,473	56,195
		720,613
Specialty retail – 1.8%
1-800-Flowers.com, Inc., Class A (A)	562	5,350
Abercrombie & Fitch Company, Class A (A)	842	149,741
Academy Sports & Outdoors, Inc.	1,278	68,054
Advance Auto Parts, Inc.	1,014	64,217
American Eagle Outfitters, Inc.	3,303	65,928
America's Car-Mart, Inc. (A)	117	7,045
Arhaus, Inc.	962	16,296
Arko Corp.	1,801	11,292
Asbury Automotive Group, Inc. (A)	359	81,805
AutoNation, Inc. (A)	578	92,122
AutoZone, Inc. (A)	285	844,769
Bath & Body Works, Inc.	3,879	151,475
Best Buy Company, Inc.	3,678	310,019
Beyond, Inc. (A)	765	10,006
Big 5 Sporting Goods Corp.	321	950
Boot Barn Holdings, Inc. (A)	511	65,883
Brilliant Earth Group, Inc., Class A (A)	312	693
Build-A-Bear Workshop, Inc.	196	4,953
Burlington Stores, Inc. (A)	1,103	264,720
Caleres, Inc.	581	19,522
Camping World Holdings, Inc., Class A	715	12,770
CarMax, Inc. (A)	2,689	197,211
Carvana Company (A)	1,933	248,816
Chewy, Inc., Class A (A)	2,085	56,795
Citi Trends, Inc. (A)	105	2,232
Conn's, Inc. (A)	510	564
Designer Brands, Inc., Class A	872	5,956
Destination XL Group, Inc. (A)	773	2,814
Dick's Sporting Goods, Inc.	842	180,904
Duluth Holdings, Inc., Class B (A)	700	2,583
Envela Corp. (A)	290	1,302
EVgo, Inc. (A)(B)	1,776	4,351
Five Below, Inc. (A)	951	103,630
Floor & Decor Holdings, Inc., Class A (A)	1,801	179,037
Foot Locker, Inc.	1,586	39,523
GameStop Corp., Class A (A)	5,203	128,462
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Genesco, Inc. (A)	197	$5,094
Group 1 Automotive, Inc.	231	68,672
Grove Collaborative Holdings (A)	525	929
GrowGeneration Corp. (A)	1,030	2,215
Guess?, Inc. (B)	938	19,135
Haverty Furniture Companies, Inc.	273	6,904
Hibbett, Inc.	222	19,361
Jjill, Inc.	116	4,057
Kirkland's, Inc. (A)	147	240
Lands' End, Inc. (A)	492	6,686
Lazydays Holdings, Inc. (A)	227	577
Leslie's, Inc. (A)	3,127	13,102
Lithia Motors, Inc.	463	116,884
LL Flooring Holdings, Inc. (A)	631	902
Lowe's Companies, Inc.	9,593	2,114,873
MarineMax, Inc. (A)	323	10,456
Monro, Inc.	568	13,552
Murphy USA, Inc.	362	169,945
National Vision Holdings, Inc. (A)	1,337	17,501
OneWater Marine, Inc., Class A (A)	187	5,156
O'Reilly Automotive, Inc. (A)	965	1,019,098
Penske Automotive Group, Inc.	1,129	168,244
Petco Health & Wellness Company, Inc. (A)	4,065	15,366
PetMed Express, Inc. (B)	391	1,584
Revolve Group, Inc. (A)	697	11,089
RH (A)	356	87,021
Ross Stores, Inc.	5,635	818,878
RumbleON, Inc., Class B (A)	281	1,152
Sally Beauty Holdings, Inc. (A)	1,774	19,035
Shoe Carnival, Inc.	500	18,445
Signet Jewelers, Ltd.	762	68,260
Sleep Number Corp. (A)	378	3,617
Sonic Automotive, Inc., Class A	415	22,605
Sportsman's Warehouse Holdings, Inc. (A)	611	1,473
Stitch Fix, Inc., Class A (A)	1,692	7,022
The Aaron's Company, Inc.	635	6,337
The Buckle, Inc.	804	29,700
The Cato Corp., Class A (B)	469	2,598
The Children's Place, Inc. (A)	202	1,644
The Gap, Inc.	6,223	148,667
The Home Depot, Inc.	16,631	5,725,055
The ODP Corp. (A)	730	28,667
The RealReal, Inc. (A)	2,001	6,383
The TJX Companies, Inc.	19,116	2,104,672
ThredUp, Inc., Class A (A)	1,553	2,640
Tile Shop Holdings, Inc. (A)	357	2,474
Tilly's, Inc., Class A (A)	296	1,785
Torrid Holdings, Inc. (A)(B)	1,698	12,718
Tractor Supply Company	1,847	498,690
Ulta Beauty, Inc. (A)	838	323,359
Upbound Group, Inc.	1,004	30,823
Urban Outfitters, Inc. (A)	1,562	64,120
Valvoline, Inc. (A)	1,710	73,872
Victoria's Secret & Company (A)	1,346	23,784
Warby Parker, Inc., Class A (A)	1,643	26,387
Wayfair, Inc., Class A (A)	1,530	80,677
Williams-Sonoma, Inc.	1,081	305,242
Winmark Corp.	60	21,158
Zumiez, Inc. (A)	371	7,227
		17,789,599
Textiles, apparel and luxury goods – 0.4%
Carter's, Inc.	599	37,120
Columbia Sportswear Company	1,031	81,531
Crocs, Inc. (A)	1,046	152,653

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Deckers Outdoor Corp. (A)	420	$406,539
Delta Apparel, Inc. (A)	81	47
Figs, Inc., Class A (A)	2,725	14,524
G-III Apparel Group, Ltd. (A)	722	19,545
Hanesbrands, Inc. (A)	5,901	29,092
Kontoor Brands, Inc.	919	60,792
Levi Strauss & Company, Class A	1,731	33,374
Lululemon Athletica, Inc. (A)	2,004	598,595
Movado Group, Inc.	291	7,234
NIKE, Inc., Class B	20,209	1,523,152
Oxford Industries, Inc.	276	27,641
PVH Corp.	835	88,401
Ralph Lauren Corp.	679	118,866
Rocky Brands, Inc.	90	3,326
Skechers USA, Inc., Class A (A)	2,270	156,902
Steven Madden, Ltd.	1,321	55,878
Superior Group of Companies, Inc.	407	7,696
Tapestry, Inc.	3,835	164,100
Under Armour, Inc., Class A (A)	6,449	43,015
Under Armour, Inc., Class C (A)	358	2,338
Unifi, Inc. (A)	438	2,580
Vera Bradley, Inc. (A)	673	4,213
VF Corp.	6,636	89,586
Wolverine World Wide, Inc.	1,318	17,819
		3,746,559
		96,301,926
Consumer staples – 5.7%
Beverages – 1.2%
Brown-Forman Corp., Class B	5,315	229,555
Celsius Holdings, Inc. (A)	3,935	224,649
Coca-Cola Consolidated, Inc.	141	152,985
Constellation Brands, Inc., Class A	3,038	781,617
Keurig Dr. Pepper, Inc.	22,681	757,545
MGP Ingredients, Inc.	372	27,677
Molson Coors Beverage Company, Class B	3,103	157,725
Monster Beverage Corp. (A)	17,109	854,595
National Beverage Corp.	1,586	81,267
PepsiCo, Inc.	23,185	3,823,902
The Boston Beer Company, Inc., Class A (A)	171	52,164
The Coca-Cola Company	72,652	4,624,300
The Duckhorn Portfolio, Inc. (A)	1,957	13,895
The Vita Coco Company, Inc. (A)	939	26,151
		11,808,027
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	9,731	192,187
BJ's Wholesale Club Holdings, Inc. (A)	2,282	200,451
Casey's General Stores, Inc.	631	240,764
Costco Wholesale Corp.	7,422	6,308,626
Dollar General Corp.	3,735	493,879
Dollar Tree, Inc. (A)	3,736	398,893
Grocery Outlet Holding Corp. (A)	1,667	36,874
Maplebear, Inc. (A)	3,814	122,582
Natural Grocers by Vitamin Cottage, Inc.	475	10,070
Performance Food Group Company (A)	2,391	158,069
PriceSmart, Inc.	525	42,630
SpartanNash Company	638	11,969
Sprouts Farmers Market, Inc. (A)	1,774	148,413
Sysco Corp.	8,276	590,824
Target Corp.	7,644	1,131,618
The Andersons, Inc.	652	32,339
The Chefs' Warehouse, Inc. (A)	665	26,008
The Kroger Company	11,842	591,271
U.S. Foods Holding Corp. (A)	3,830	202,913
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
United Natural Foods, Inc. (A)	998	$13,074
Village Super Market, Inc., Class A	305	8,055
Walgreens Boots Alliance, Inc.	14,627	176,914
Walmart, Inc.	134,608	9,114,308
Weis Markets, Inc.	464	29,125
		20,281,856
Food products – 0.8%
Alico, Inc.	182	4,716
Archer-Daniels-Midland Company	9,145	552,815
B&G Foods, Inc.	1,224	9,890
Beyond Meat, Inc. (A)(B)	3,421	22,955
BRC, Inc., Class A (A)(B)	952	5,836
Bunge Global SA	2,335	249,308
Calavo Growers, Inc.	340	7,718
Cal-Maine Foods, Inc.	745	45,527
Campbell Soup Company	5,045	227,984
Conagra Brands, Inc.	6,624	188,254
Darling Ingredients, Inc. (A)	2,724	100,107
Dole PLC	1,376	16,842
Farmer Brothers Company (A)	162	434
Flowers Foods, Inc.	3,522	78,188
Freshpet, Inc. (A)	815	105,453
General Mills, Inc.	9,130	577,564
Hormel Foods Corp.	9,341	284,807
Ingredion, Inc.	834	95,660
J&J Snack Foods Corp.	325	52,770
John B Sanfilippo & Son, Inc.	166	16,130
Kellanova	5,794	334,198
Lamb Weston Holdings, Inc.	2,471	207,762
Lancaster Colony Corp.	463	87,493
Lifeway Foods, Inc. (A)	167	2,133
Limoneira Company	387	8,053
Mama's Creations, Inc. (A)	413	2,784
McCormick & Company, Inc.	4,278	303,481
Mission Produce, Inc. (A)	1,061	10,483
Mondelez International, Inc., Class A	22,138	1,448,711
Pilgrim's Pride Corp. (A)	4,013	154,460
Post Holdings, Inc. (A)	1,024	106,660
Seaboard Corp.	19	60,054
Seneca Foods Corp., Class A (A)	139	7,979
SunOpta, Inc. (A)	2,644	14,278
The Hain Celestial Group, Inc. (A)	1,558	10,766
The Hershey Company	2,559	470,421
The J.M. Smucker Company	1,797	195,945
The Kraft Heinz Company	19,869	640,179
The Simply Good Foods Company (A)	1,681	60,735
Tootsie Roll Industries, Inc.	756	23,111
TreeHouse Foods, Inc. (A)	936	34,295
Tyson Foods, Inc., Class A	4,852	277,243
Utz Brands, Inc.	1,319	21,948
Vital Farms, Inc. (A)	628	29,372
Westrock Coffee Company (A)(B)	1,497	15,314
Whole Earth Brands, Inc. (A)	4,380	21,287
WK Kellogg Company	1,404	23,110
		7,215,213
Household products – 1.0%
Central Garden & Pet Company, Class A (A)	1,151	38,018
Church & Dwight Company, Inc.	3,827	396,783
Colgate-Palmolive Company	13,797	1,338,861
Energizer Holdings, Inc.	1,190	35,153
Kimberly-Clark Corp.	5,582	771,432
Oil-Dri Corp. of America	119	7,627
Reynolds Consumer Products, Inc.	3,527	98,685
Spectrum Brands Holdings, Inc.	231	19,850

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
The Clorox Company	2,094	$285,768
The Procter & Gamble Company	39,497	6,513,845
WD-40 Company	231	50,737
		9,556,759
Personal care products – 0.2%
BellRing Brands, Inc. (A)	2,190	125,137
Coty, Inc., Class A (A)	15,091	151,212
e.l.f. Beauty, Inc. (A)	917	193,230
Edgewell Personal Care Company	876	35,206
Herbalife, Ltd. (A)	1,740	18,079
Inter Parfums, Inc.	538	62,424
Kenvue, Inc.	32,547	591,704
Lifevantage Corp.	67	430
Medifast, Inc.	188	4,102
Natural Health Trends Corp.	2,675	18,993
Nature's Sunshine Products, Inc. (A)	585	8,816
Nu Skin Enterprises, Inc., Class A	854	9,001
The Beauty Health Company (A)	2,356	4,524
The Estee Lauder Companies, Inc., Class A	3,950	420,280
The Honest Company, Inc. (A)	1,445	4,219
USANA Health Sciences, Inc. (A)	350	15,834
Waldencast PLC, Class A (A)	1,714	6,153
		1,669,344
Tobacco – 0.4%
Altria Group, Inc.	29,589	1,347,779
Ispire Technology, Inc. (A)	898	7,184
Philip Morris International, Inc.	25,998	2,634,377
Turning Point Brands, Inc.	333	10,686
Universal Corp.	426	20,529
Vector Group, Ltd.	2,598	27,461
		4,048,016
		54,579,215
Energy – 3.6%
Energy equipment and services – 0.4%
Archrock, Inc.	2,767	55,949
Atlas Energy Solutions, Inc.	1,694	33,761
Baker Hughes Company	16,044	564,267
Bristow Group, Inc. (A)	434	14,552
Cactus, Inc., Class A	1,108	58,436
ChampionX Corp.	3,351	111,287
Core Laboratories, Inc.	706	14,325
Diamond Offshore Drilling, Inc. (A)	1,475	22,848
DMC Global, Inc. (A)	314	4,528
Dril-Quip, Inc. (A)	654	12,164
Energy Services of America Corp.	134	959
Expro Group Holdings NV (A)	1,853	42,471
Forum Energy Technologies, Inc. (A)	95	1,602
Geospace Technologies Corp. (A)	128	1,149
Gulf Island Fabrication, Inc. (A)	2,393	14,526
Halliburton Company	14,262	481,770
Helix Energy Solutions Group, Inc. (A)	2,742	32,739
Helmerich & Payne, Inc.	1,763	63,715
KLX Energy Services Holdings, Inc. (A)	168	832
Kodiak Gas Services, Inc.	1,159	31,594
Liberty Energy, Inc.	2,877	60,101
Mammoth Energy Services, Inc. (A)	729	2,391
Nabors Industries, Ltd. (A)	160	11,386
Natural Gas Services Group, Inc. (A)	113	2,274
Newpark Resources, Inc. (A)	1,689	14,036
Nine Energy Service, Inc. (A)(B)	508	853
NOV, Inc.	6,635	126,131
Oceaneering International, Inc. (A)	1,715	40,577
Oil States International, Inc. (A)	1,266	5,621
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Patterson-UTI Energy, Inc.	7,055	$73,090
Profire Energy, Inc. (A)	196	278
ProFrac Holding Corp., Class A (A)	2,818	20,881
ProPetro Holding Corp. (A)	4,005	34,723
Ranger Energy Services, Inc.	274	2,882
RPC, Inc.	3,715	23,219
Schlumberger, Ltd.	23,542	1,110,712
SEACOR Marine Holdings, Inc. (A)	374	5,045
Select Water Solutions, Inc.	1,836	19,645
Smart Sand, Inc. (A)	446	941
Solaris Oilfield Infrastructure, Inc., Class A	160	1,373
TETRA Technologies, Inc. (A)	1,874	6,484
Tidewater, Inc. (A)	880	83,785
U.S. Silica Holdings, Inc. (A)	1,120	17,304
USA Compression Partners LP	325	7,712
Valaris, Ltd. (A)	1,240	92,380
Weatherford International PLC (A)	1,215	148,777
		3,476,075
Oil, gas and consumable fuels – 3.2%
Aemetis, Inc. (A)(B)	638	1,920
American Resources Corp. (A)	1,063	777
Amplify Energy Corp. (A)	487	3,302
Antero Midstream Corp.	6,509	95,943
Antero Resources Corp. (A)	5,112	166,805
APA Corp.	6,341	186,679
Ardmore Shipping Corp.	494	11,130
Baytex Energy Corp.	2,142	7,454
Berry Corp.	547	3,534
California Resources Corp.	1,147	61,043
Centrus Energy Corp., Class A (A)	232	9,918
Cheniere Energy, Inc.	3,968	693,725
Chesapeake Energy Corp. (B)	2,234	183,612
Chevron Corp.	31,035	4,854,495
Chord Energy Corp.	572	95,913
Civitas Resources, Inc.	1,569	108,261
Clean Energy Fuels Corp. (A)	3,925	10,480
CNX Resources Corp. (A)	2,780	67,554
Comstock Resources, Inc.	4,682	48,599
ConocoPhillips	19,540	2,234,985
CONSOL Energy, Inc. (A)	572	58,361
Coterra Energy, Inc.	12,096	322,600
Crescent Energy Company, Class A	1,330	15,761
CrossAmerica Partners LP	406	8,059
CVR Energy, Inc.	1,658	44,385
Delek US Holdings, Inc.	1,194	29,563
Devon Energy Corp.	10,906	516,944
Diamondback Energy, Inc.	2,933	587,157
Dorchester Minerals LP	322	9,934
Dorian LPG, Ltd.	704	29,540
DT Midstream, Inc.	1,562	110,949
Empire Petroleum Corp. (A)	414	2,136
Encore Energy Corp. (A)	2,459	9,688
Energy Transfer LP	455	7,380
EOG Resources, Inc.	9,635	1,212,757
Epsilon Energy, Ltd.	3,270	17,822
EQT Corp.	6,980	258,120
Equitrans Midstream Corp.	7,277	94,455
Evolution Petroleum Corp.	128	675
Excelerate Energy, Inc., Class A	304	5,606
Exxon Mobil Corp.	75,448	8,685,574
FutureFuel Corp.	986	5,058
Genesis Energy LP	454	6,497
Global Partners LP	158	7,210
Granite Ridge Resources, Inc.	2,083	13,185
Green Plains, Inc. (A)	1,075	17,050

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Gulfport Energy Corp. (A)	303	$45,753
Hallador Energy Company (A)	431	3,349
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,216	769,464
Hess Midstream LP, Class A	142	5,174
HF Sinclair Corp.	3,093	164,981
International Seaways, Inc.	788	46,594
Kimbell Royalty Partners LP	1,094	17,898
Kinder Morgan, Inc.	36,521	725,672
Kinetik Holdings, Inc.	825	34,188
Kosmos Energy, Ltd. (A)	7,764	43,013
Lightbridge Corp. (A)	191	644
Magnolia Oil & Gas Corp., Class A	3,178	80,531
Marathon Oil Corp.	10,194	292,262
Marathon Petroleum Corp.	6,120	1,061,698
Matador Resources Company	1,994	118,842
Murphy Oil Corp.	2,547	105,038
NACCO Industries, Inc., Class A	743	20,559
Natural Resource Partners LP	59	5,289
New Fortress Energy, Inc. (B)	3,486	76,622
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	688
NextDecade Corp. (A)	4,380	34,777
Northern Oil and Gas, Inc.	1,469	54,603
Occidental Petroleum Corp.	14,603	920,427
ONEOK, Inc.	9,611	783,777
OPAL Fuels, Inc., Class A (A)	419	1,714
Overseas Shipholding Group, Inc., Class A	726	6,156
Ovintiv, Inc.	4,594	215,321
Par Pacific Holdings, Inc. (A)	980	24,745
PBF Energy, Inc., Class A	2,149	98,897
Peabody Energy Corp.	2,328	51,495
Permian Resources Corp.	8,560	138,244
Phillips 66	7,103	1,002,731
PrimeEnergy Resources Corp. (A)	181	19,249
Range Resources Corp.	4,124	138,278
REX American Resources Corp. (A)	379	17,279
Riley Exploration Permian, Inc.	305	8,635
Ring Energy, Inc. (A)	2,196	3,711
Sable Offshore Corp. (A)(B)	1,639	24,700
SandRidge Energy, Inc.	486	6,284
SFL Corp., Ltd.	2,278	31,619
SilverBow Resources, Inc. (A)	380	14,375
Sitio Royalties Corp., Class A	1,303	30,764
SM Energy Company	2,008	86,806
Southwestern Energy Company (A)	18,673	125,669
Talos Energy, Inc. (A)	2,073	25,187
Targa Resources Corp.	3,784	487,304
Teekay Corp. (A)	2,030	18,209
Tellurian, Inc. (A)(B)	9,089	6,295
Texas Pacific Land Corp. (B)	393	288,568
The Williams Companies, Inc.	20,055	852,338
Uranium Energy Corp. (A)	6,357	38,206
VAALCO Energy, Inc.	1,457	9,135
Valero Energy Corp.	5,551	870,175
Vertex Energy, Inc. (A)(B)	1,493	1,410
Vital Energy, Inc. (A)	448	20,079
Vitesse Energy, Inc.	455	10,784
Voc Energy Trust	2,762	13,285
W&T Offshore, Inc.	2,125	4,548
World Kinect Corp.	1,088	28,070
		31,054,703
		34,530,778
Financials – 12.7%
Banks – 3.4%
1st Source Corp.	500	26,810
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ACNB Corp.	46	$1,668
Amalgamated Financial Corp.	337	9,234
Amerant Bancorp, Inc.	649	14,732
Ameris Bancorp	1,207	60,772
Ames National Corp.	260	5,327
Arrow Financial Corp.	409	10,654
Associated Banc-Corp.	2,550	53,933
Atlantic Union Bankshares Corp.	1,677	55,089
Axos Financial, Inc. (A)	1,046	59,779
Banc of California, Inc.	2,584	33,024
BancFirst Corp.	540	47,358
Bank First Corp.	146	12,058
Bank of America Corp.	131,666	5,236,357
Bank of Hawaii Corp.	678	38,788
Bank of Marin Bancorp	328	5,310
Bank OZK	1,946	79,786
Bank7 Corp.	59	1,847
BankFinancial Corp.	481	4,949
BankUnited, Inc.	1,357	39,719
Bankwell Financial Group, Inc.	211	5,353
Banner Corp.	610	30,280
Bar Harbor Bankshares	409	10,994
BayCom Corp.	336	6,838
BCB Bancorp, Inc.	437	4,645
Berkshire Hills Bancorp, Inc.	847	19,312
Blue Foundry Bancorp (A)	99	898
Blue Ridge Bankshares, Inc. (A)	277	723
BOK Financial Corp.	348	31,891
Bridgewater Bancshares, Inc. (A)	655	7,605
Brookline Bancorp, Inc.	2,130	17,786
Burke & Herbert Financial Services Corp.	261	13,306
Business First Bancshares, Inc.	293	6,376
BV Financial, Inc. (A)	1,728	20,580
C&F Financial Corp.	3	145
Cadence Bank	3,163	89,450
California BanCorp (A)	826	17,759
Cambridge Bancorp	93	6,417
Camden National Corp.	332	10,956
Capital City Bank Group, Inc.	400	11,376
Capitol Federal Financial, Inc.	1,954	10,727
Carter Bankshares, Inc. (A)	91	1,376
Cathay General Bancorp	1,047	39,493
Central Pacific Financial Corp.	579	12,275
Central Plains Bancshares, Inc. (A)	1,760	17,794
Chemung Financial Corp.	465	22,320
ChoiceOne Financial Services, Inc.	26	745
Citigroup, Inc.	32,004	2,030,974
Citizens & Northern Corp.	324	5,796
Citizens Financial Group, Inc.	6,218	224,035
Citizens Financial Services, Inc.	32	1,452
City Holding Company	280	29,750
Civista Bancshares, Inc.	342	5,298
CNB Financial Corp.	426	8,695
Coastal Financial Corp. (A)	164	7,567
Codorus Valley Bancorp, Inc.	267	6,419
Columbia Banking System, Inc.	3,639	72,380
Columbia Financial, Inc. (A)	1,909	28,578
Comerica, Inc.	2,165	110,502
Commerce Bancshares, Inc.	2,233	124,557
Community Financial System, Inc.	864	40,789
Community Trust Bancorp, Inc.	310	13,535
Community West Bancshares	1,455	26,918
ConnectOne Bancorp, Inc.	882	16,661
CrossFirst Bankshares, Inc. (A)	504	7,066
Cullen/Frost Bankers, Inc.	1,087	110,472

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Customers Bancorp, Inc. (A)	501	$24,038
CVB Financial Corp.	2,219	38,256
Dime Community Bancshares, Inc.	776	15,830
Eagle Bancorp, Inc.	547	10,338
East West Bancorp, Inc.	2,372	173,702
Eastern Bankshares, Inc.	2,956	41,325
Enterprise Bancorp, Inc.	293	7,290
Enterprise Financial Services Corp.	742	30,355
Equity Bancshares, Inc., Class A	331	11,651
Esquire Financial Holdings, Inc.	215	10,234
Farmers & Merchants Bancorp, Inc.	119	2,763
Farmers National Banc Corp.	190	2,373
FB Financial Corp.	908	35,439
Fidelity D&D Bancorp, Inc.	44	1,927
Fifth Third Bancorp	10,394	379,277
Financial Institutions, Inc.	396	7,651
First Bancorp (North Carolina)	684	21,833
First Bank	7	89
First Busey Corp.	1,120	27,115
First Citizens BancShares, Inc., Class A	229	385,547
First Commonwealth Financial Corp.	1,842	25,438
First Community Bankshares, Inc.	247	9,099
First Community Corp.	1,039	17,923
First Financial Bankshares, Inc.	2,447	72,260
First Financial Corp.	283	10,437
First Financial Northwest, Inc.	868	18,341
First Foundation, Inc.	847	5,548
First Guaranty Bancshares, Inc.	60	540
First Hawaiian, Inc.	2,278	47,291
First Horizon Corp.	9,462	149,216
First Internet Bancorp	220	5,944
First Interstate BancSystem, Inc., Class A	1,855	51,513
First Merchants Corp.	955	31,792
First Mid Bancshares, Inc.	182	5,984
First National Corp.	1,114	16,922
First Northwest Bancorp	1,138	11,027
First Seacoast Bancorp, Inc. (A)	2,112	19,092
First United Corp.	786	16,050
First Western Financial, Inc. (A)	37	629
Five Star Bancorp	96	2,270
Flushing Financial Corp.	465	6,115
FNB Corp.	5,943	81,300
Franklin Financial Services Corp.	695	19,655
Fulton Financial Corp.	2,397	40,701
FVCBankcorp, Inc. (A)	533	5,820
German American Bancorp, Inc.	635	22,447
Glacier Bancorp, Inc.	1,905	71,095
Greene County Bancorp, Inc.	263	8,866
Guaranty Bancshares, Inc.	278	8,768
Hancock Whitney Corp.	1,414	67,632
Hanmi Financial Corp.	645	10,784
HarborOne Bancorp, Inc.	1,175	13,078
Hawthorn Bancshares, Inc.	856	16,949
HBT Financial, Inc.	263	5,370
Heartland Financial USA, Inc.	771	34,271
Heritage Commerce Corp.	1,034	8,996
Heritage Financial Corp.	708	12,765
Hilltop Holdings, Inc.	1,026	32,093
Home Bancorp, Inc.	185	7,402
Home BancShares, Inc.	3,307	79,236
HomeStreet, Inc.	395	4,503
HomeTrust Bancshares, Inc.	65	1,952
Hope Bancorp, Inc.	2,344	25,175
Horizon Bancorp, Inc.	928	11,479
Huntington Bancshares, Inc.	24,317	320,498
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Corp. (Massachusetts)	711	$36,062
Independent Bank Corp. (Michigan)	491	13,257
Independent Bank Group, Inc.	753	34,277
International Bancshares Corp.	997	57,038
Investar Holding Corp.	319	4,913
John Marshall Bancorp, Inc.	165	2,878
JPMorgan Chase & Co.	48,191	9,747,112
Kearny Financial Corp.	1,435	8,825
KeyCorp	15,731	223,538
Lakeland Financial Corp.	456	28,053
Live Oak Bancshares, Inc.	804	28,188
M&T Bank Corp.	2,813	425,776
Macatawa Bank Corp.	926	13,520
Metrocity Bankshares, Inc.	190	5,016
Metropolitan Bank Holding Corp. (A)	184	7,745
Middlefield Banc Corp.	15	361
Midland States Bancorp, Inc.	539	12,208
MidWestOne Financial Group, Inc.	336	7,557
MVB Financial Corp.	285	5,312
National Bank Holdings Corp., Class A	697	27,218
National Bankshares, Inc.	168	4,751
NBT Bancorp, Inc.	714	27,560
New York Community Bancorp, Inc. (B)	12,121	39,030
Nicolet Bankshares, Inc.	223	18,518
Northeast Bank	72	4,382
Northfield Bancorp, Inc.	1,000	9,480
Northrim BanCorp, Inc.	150	8,646
Northwest Bancshares, Inc.	2,105	24,313
Norwood Financial Corp.	211	5,355
NU Holdings, Ltd., Class A (A)	61,149	788,211
OceanFirst Financial Corp.	1,155	18,353
OFG Bancorp	931	34,866
Old National Bancorp	5,205	89,474
Old Second Bancorp, Inc.	816	12,085
Orange County Bancorp, Inc.	55	2,908
Origin Bancorp, Inc.	516	16,368
Pacific Premier Bancorp, Inc.	1,453	33,375
Park National Corp.	247	35,158
Pathward Financial, Inc.	521	29,473
Peapack-Gladstone Financial Corp.	397	8,992
Peoples Bancorp of North Carolina, Inc.	740	21,608
Peoples Bancorp, Inc.	711	21,330
Pinnacle Financial Partners, Inc.	1,287	103,011
Plumas Bancorp	29	1,043
Ponce Financial Group, Inc. (A)	702	6,416
Popular, Inc.	1,197	105,851
Preferred Bank	294	22,194
Premier Financial Corp.	804	16,450
Primis Financial Corp.	655	6,864
Princeton Bancorp, Inc.	226	7,481
Prosperity Bancshares, Inc.	1,578	96,479
Provident Bancorp, Inc. (A)	206	2,099
Provident Financial Services, Inc.	1,019	14,623
QCR Holdings, Inc.	349	20,940
RBB Bancorp	407	7,656
Red River Bancshares, Inc.	155	7,438
Regions Financial Corp.	13,014	260,801
Renasant Corp.	1,005	30,693
Republic Bancorp, Inc., Class A	350	18,764
S&T Bancorp, Inc.	768	25,644
Sandy Spring Bancorp, Inc.	750	18,270
Seacoast Banking Corp. of Florida	1,405	33,214
ServisFirst Bancshares, Inc.	918	58,008
Shore Bancshares, Inc.	488	5,588
Sierra Bancorp	373	8,348

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Simmons First National Corp., Class A	2,304	$40,504
South Plains Financial, Inc.	415	11,205
Southern California Bancorp (A)	1,225	16,501
Southern First Bancshares, Inc. (A)	207	6,053
Southern Missouri Bancorp, Inc.	206	9,272
Southern States Bancshares, Inc.	23	624
Southside Bancshares, Inc.	667	18,416
SouthState Corp.	1,302	99,499
SR Bancorp, Inc. (A)	1,890	17,483
Stellar Bancorp, Inc.	998	22,914
Sterling Bancorp, Inc. (A)	1,248	6,527
Stock Yards Bancorp, Inc.	481	23,891
Synovus Financial Corp.	2,472	99,350
Territorial Bancorp, Inc.	238	1,928
Texas Capital Bancshares, Inc. (A)	863	52,764
TFS Financial Corp.	4,638	58,532
The Bancorp, Inc. (A)	1,009	38,100
The Bank of NT Butterfield & Son, Ltd.	696	24,444
The First Bancorp, Inc.	302	7,505
The First Bancshares, Inc.	337	8,755
The First of Long Island Corp.	570	5,711
The Hingham Institution for Savings	22	3,935
The PNC Financial Services Group, Inc.	6,453	1,003,312
Third Coast Bancshares, Inc. (A)	95	2,021
Timberland Bancorp, Inc.	79	2,140
Tompkins Financial Corp.	290	14,181
Towne Bank	1,355	36,951
TriCo Bancshares	622	24,613
Triumph Financial, Inc. (A)	443	36,215
Truist Financial Corp.	21,451	833,371
Trustmark Corp.	1,112	33,404
U.S. Bancorp	25,939	1,029,778
UMB Financial Corp.	801	66,819
United Bankshares, Inc.	2,216	71,887
United Community Banks, Inc.	1,970	50,156
Unity Bancorp, Inc.	266	7,866
Univest Financial Corp.	651	14,862
USCB Financial Holdings, Inc.	81	1,039
Valley National Bancorp	8,371	58,430
Veritex Holdings, Inc.	1,027	21,659
Virginia National Bankshares Corp.	22	722
WaFd, Inc.	1,407	40,212
Washington Trust Bancorp, Inc.	335	9,182
Webster Financial Corp.	2,933	127,849
Wells Fargo & Company	59,746	3,548,315
WesBanco, Inc.	1,118	31,203
West BanCorp, Inc.	410	7,339
Westamerica BanCorp	365	17,713
Western Alliance Bancorp	1,851	116,280
Western New England Bancorp, Inc.	652	4,486
William Penn Bancorp	1,448	16,507
Wintrust Financial Corp.	1,028	101,320
WSFS Financial Corp.	1,111	52,217
Zions Bancorp NA	2,467	106,994
		32,631,278
Capital markets – 3.0%
Affiliated Managers Group, Inc.	445	69,522
AlTi Global, Inc. (A)(B)	1,269	6,611
Ameriprise Financial, Inc.	1,732	739,893
Ares Management Corp., Class A	3,071	409,303
Artisan Partners Asset Management, Inc., Class A	1,162	47,956
AssetMark Financial Holdings, Inc. (A)	1,278	44,155
Associated Capital Group, Inc., Class A	684	23,270
B. Riley Financial, Inc. (B)	521	9,190
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Bain Capital Specialty Finance, Inc.	569	$9,280
Barings BDC, Inc.	1,343	13,067
BGC Group, Inc., Class A	6,413	53,228
BlackRock TCP Capital Corp.	1,316	14,213
BlackRock, Inc.	2,486	1,957,278
Blue Owl Capital, Inc.	7,652	135,823
Bridge Investment Group Holdings, Inc., Class A	617	4,578
Brightsphere Investment Group, Inc.	516	11,440
Capital Southwest Corp.	445	11,610
Carlyle Secured Lending, Inc.	398	7,061
Cboe Global Markets, Inc.	1,782	303,047
CME Group, Inc.	5,912	1,162,299
Cohen & Steers, Inc.	825	59,862
Coinbase Global, Inc., Class A (A)	3,294	732,026
Diamond Hill Investment Group, Inc.	65	9,149
Donnelley Financial Solutions, Inc. (A)	521	31,062
Ellington Credit Company	471	3,273
Evercore, Inc., Class A	649	135,271
FactSet Research Systems, Inc.	647	264,151
Federated Hermes, Inc.	1,473	48,432
Fidus Investment Corp.	537	10,461
Forge Global Holdings, Inc. (A)	2,990	4,365
Franklin Resources, Inc.	8,351	186,645
GCM Grosvenor, Inc., Class A	326	3,182
Gladstone Capital Corp. (A)	400	9,308
Gladstone Investment Corp. (B)	740	10,345
Golub Capital BDC, Inc.	297	4,666
Hamilton Lane, Inc., Class A	644	79,586
Heritage Global, Inc. (A)	163	401
Houlihan Lokey, Inc.	861	116,114
Interactive Brokers Group, Inc., Class A	1,815	222,519
Intercontinental Exchange, Inc.	9,499	1,300,318
Invesco, Ltd.	7,425	111,078
Jefferies Financial Group, Inc.	3,128	155,649
KKR & Company, Inc.	14,548	1,531,032
Lazard, Inc.	1,838	70,175
LPL Financial Holdings, Inc.	1,223	341,584
MarketAxess Holdings, Inc.	638	127,938
MarketWise, Inc.	333	386
MidCap Financial Investment Corp.	512	7,752
Moelis & Company, Class A	1,086	61,750
Moody's Corp.	3,035	1,277,523
Morgan Stanley	27,358	2,658,924
Morningstar, Inc.	724	214,195
MSCI, Inc.	1,310	631,093
Nasdaq, Inc.	9,328	562,105
Northern Trust Corp.	3,495	293,510
Open Lending Corp. (A)	2,053	11,456
Oppenheimer Holdings, Inc., Class A	169	8,097
P10, Inc., Class A	510	4,325
P10, Inc., Class B	665	5,639
Patria Investments, Ltd., Class A	804	9,696
PennantPark Floating Rate Capital, Ltd.	759	8,759
PennantPark Investment Corp.	1,644	12,412
Perella Weinberg Partners	815	13,244
Piper Sandler Companies	301	69,281
PJT Partners, Inc., Class A	382	41,222
Portman Ridge Finance Corp.	262	5,140
Raymond James Financial, Inc.	3,398	420,027
Robinhood Markets, Inc., Class A (A)	13,337	302,883
S&P Global, Inc.	5,229	2,332,134
SEI Investments Company	2,164	139,989
SLR Investment Corp.	420	6,758
State Street Corp.	4,907	363,118

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Stellus Capital Investment Corp.	468	$6,426
StepStone Group, Inc., Class A	1,110	50,938
Stifel Financial Corp.	1,737	146,169
StoneX Group, Inc. (A)	526	39,613
T. Rowe Price Group, Inc.	3,578	412,579
The Bank of New York Mellon Corp.	12,820	767,790
The Blackstone Group, Inc.	12,036	1,490,057
The Carlyle Group, Inc.	6,064	243,470
The Charles Schwab Corp.	29,409	2,167,149
The Goldman Sachs Group, Inc.	5,520	2,496,806
TPG, Inc.	1,243	51,522
Tradeweb Markets, Inc., Class A	1,947	206,382
TriplePoint Venture Growth BDC Corp. (B)	568	4,561
U.S. Global Investors, Inc., Class A	6,457	16,853
Victory Capital Holdings, Inc., Class A	1,216	58,040
Virtu Financial, Inc., Class A	1,673	37,559
Virtus Investment Partners, Inc.	128	28,909
Westwood Holdings Group, Inc.	1,372	16,711
WhiteHorse Finance, Inc. (B)	557	6,834
WisdomTree, Inc.	2,831	28,055
		28,339,257
Consumer finance – 0.6%
Ally Financial, Inc.	5,047	200,214
American Express Company	12,143	2,811,712
Atlanticus Holdings Corp. (A)	234	6,594
Bread Financial Holdings, Inc.	803	35,782
Capital One Financial Corp.	6,333	876,804
Consumer Portfolio Services, Inc. (A)	274	2,685
Credit Acceptance Corp. (A)	216	111,171
Discover Financial Services	4,239	554,504
Encore Capital Group, Inc. (A)	412	17,193
Enova International, Inc. (A)	563	35,047
EZCORP, Inc., Class A (A)	1,126	11,789
FirstCash Holdings, Inc.	788	82,645
Green Dot Corp., Class A (A)	978	9,242
Katapult Holdings, Inc. (A)	67	1,126
LendingClub Corp. (A)	1,736	14,687
LendingTree, Inc. (A)	258	10,730
Medallion Financial Corp.	151	1,160
MoneyLion, Inc. (A)	168	12,355
Navient Corp.	2,060	29,994
Nelnet, Inc., Class A	437	44,076
NerdWallet, Inc., Class A (A)	759	11,081
OneMain Holdings, Inc.	1,956	94,846
Oportun Financial Corp. (A)	521	1,511
PRA Group, Inc. (A)	701	13,782
PROG Holdings, Inc.	872	30,241
Regional Management Corp.	205	5,892
SLM Corp.	2,745	57,069
SoFi Technologies, Inc. (A)(B)	16,154	106,778
Synchrony Financial	6,582	310,605
Upstart Holdings, Inc. (A)(B)	1,423	33,569
World Acceptance Corp. (A)	124	15,324
		5,550,208
Financial services – 3.8%
Acacia Research Corp. (A)	1,288	6,453
Affirm Holdings, Inc. (A)	4,576	138,241
Alerus Financial Corp.	116	2,275
A-Mark Precious Metals, Inc.	482	15,602
Apollo Global Management, Inc.	9,419	1,112,101
AppTech Payments Corp. (A)	347	326
AvidXchange Holdings, Inc. (A)	3,403	41,040
Banco Latinoamericano de Comercio Exterior SA, Class E	282	8,367
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Berkshire Hathaway, Inc., Class A (A)	10	$6,122,410
Berkshire Hathaway, Inc., Class B (A)	21,522	8,755,150
Block, Inc. (A)	9,333	601,885
Cannae Holdings, Inc.	1,206	21,877
Cantaloupe, Inc. (A)	1,078	7,115
Cass Information Systems, Inc.	256	10,258
Corebridge Financial, Inc.	10,621	309,284
Corpay, Inc. (A)	1,174	312,765
Enact Holdings, Inc.	2,605	79,869
Equitable Holdings, Inc.	5,745	234,741
Euronet Worldwide, Inc. (A)	845	87,458
Federal Agricultural Mortgage Corp., Class C	173	31,282
Fidelity National Information Services, Inc.	9,166	690,750
Fiserv, Inc. (A)	10,059	1,499,193
Flywire Corp. (A)	2,041	33,452
Global Payments, Inc.	4,266	412,522
i3 Verticals, Inc., Class A (A)	424	9,362
International Money Express, Inc. (A)	537	11,191
Jack Henry & Associates, Inc.	1,235	205,035
Jackson Financial, Inc., Class A	1,348	100,102
LoanDepot, Inc., Class A (A)	1,079	1,780
Marqeta, Inc., Class A (A)	8,125	44,525
Mastercard, Inc., Class A	15,538	6,854,744
Merchants Bancorp	829	33,608
MGIC Investment Corp.	3,482	75,037
Mr. Cooper Group, Inc. (A)	869	70,589
NCR Atleos Corp. (A)	1,141	30,830
NewtekOne, Inc.	477	5,996
NMI Holdings, Inc. (A)	1,463	49,801
Onity Group, Inc. (A)	165	3,957
PagSeguro Digital, Ltd., Class A (A)	3,424	40,027
Paymentus Holdings, Inc., Class A (A)	578	10,982
Payoneer Global, Inc. (A)	6,129	33,955
PayPal Holdings, Inc. (A)	17,550	1,018,427
Paysign, Inc. (A)	1,105	4,763
PennyMac Financial Services, Inc.	824	77,950
Radian Group, Inc.	2,549	79,274
Remitly Global, Inc. (A)	3,097	37,536
Repay Holdings Corp. (A)	1,527	16,125
Rocket Companies, Inc., Class A (A)	499	6,836
Sezzle, Inc. (A)(B)	263	23,202
Shift4 Payments, Inc., Class A (A)	956	70,123
The Western Union Company	4,028	49,222
Toast, Inc., Class A (A)	7,003	180,467
TrustCo Bank Corp. NY	400	11,508
UWM Holdings Corp.	1,321	9,155
Visa, Inc., Class A	26,493	6,953,618
Voya Financial, Inc.	1,745	124,157
Walker & Dunlop, Inc.	566	55,581
WEX, Inc. (A)	722	127,895
		36,961,776
Insurance – 1.8%
Aflac, Inc.	9,355	835,495
Ambac Financial Group, Inc. (A)	676	8,666
American Coastal Insurance Corp. (A)	797	8,408
American Financial Group, Inc.	1,225	150,700
American International Group, Inc.	11,597	860,961
Aon PLC, Class A	3,354	984,667
Arch Capital Group, Ltd. (A)	6,137	619,162
Arthur J. Gallagher & Company	3,667	950,890
Assurant, Inc.	893	148,461
Assured Guaranty, Ltd.	997	76,919
Axis Capital Holdings, Ltd.	1,428	100,888
Brighthouse Financial, Inc. (A)	1,236	53,568

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brown & Brown, Inc.	4,800	$429,168
Cincinnati Financial Corp.	2,499	295,132
CNO Financial Group, Inc.	2,084	57,768
Crawford & Company, Class B	843	6,752
Donegal Group, Inc., Class A	786	10,124
eHealth, Inc. (A)	490	2,220
Employers Holdings, Inc.	594	25,322
Enstar Group, Ltd. (A)	268	81,928
Erie Indemnity Company, Class A	782	283,397
Everest Group, Ltd.	687	261,761
F&G Annuities & Life, Inc.	2,114	80,438
Fidelity National Financial, Inc.	4,589	226,788
First American Financial Corp.	1,708	92,147
Genworth Financial, Inc. (A)	7,613	45,983
Globe Life, Inc.	1,150	94,622
GoHealth, Inc., Class A (A)	146	1,419
Goosehead Insurance, Inc., Class A (A)	399	22,919
Hagerty, Inc., Class A (A)	1,692	17,597
HCI Group, Inc.	170	15,669
Heritage Insurance Holdings, Inc. (A)	734	5,197
Hippo Holdings, Inc. (A)	410	7,048
Horace Mann Educators Corp.	841	27,433
Investors Title Company	50	9,007
James River Group Holdings, Ltd.	559	4,321
Kemper Corp.	1,124	66,687
Kingsway Financial Services, Inc. (A)	273	2,250
Kinsale Capital Group, Inc.	393	151,415
Lemonade, Inc. (A)(B)	2,261	37,307
Lincoln National Corp.	2,877	89,475
Loews Corp.	3,516	262,786
Maiden Holdings, Ltd. (A)	1,154	2,377
Markel Group, Inc. (A)	201	316,708
Marsh & McLennan Companies, Inc.	8,293	1,747,501
MBIA, Inc. (A)	1,050	5,765
Mercury General Corp.	1,013	53,831
MetLife, Inc.	12,227	858,213
National Western Life Group, Inc., Class A	56	27,829
NI Holdings, Inc. (A)	641	9,807
Old Republic International Corp.	4,621	142,789
Oscar Health, Inc., Class A (A)	3,277	51,842
Palomar Holdings, Inc. (A)	466	37,816
Primerica, Inc.	609	144,077
Principal Financial Group, Inc.	4,082	320,233
ProAssurance Corp. (A)	1,099	13,430
Prudential Financial, Inc.	6,106	715,562
Reinsurance Group of America, Inc.	1,098	225,386
RenaissanceRe Holdings, Ltd.	868	194,007
RLI Corp.	774	108,894
Root, Inc., Class A (A)	229	11,819
Ryan Specialty Holdings, Inc.	1,981	114,720
Safety Insurance Group, Inc.	323	24,235
Selective Insurance Group, Inc.	1,007	94,487
SelectQuote, Inc. (A)	2,755	7,604
SiriusPoint, Ltd. (A)	2,693	32,855
Stewart Information Services Corp.	487	30,233
The Allstate Corp.	4,426	706,655
The Baldwin Insurance Group, Inc. (A)	1,071	37,988
The Hanover Insurance Group, Inc.	581	72,881
The Hartford Financial Services Group, Inc.	4,931	495,763
The Progressive Corp.	9,732	2,021,434
The Travelers Companies, Inc.	3,782	769,032
Tiptree, Inc.	526	8,674
Trupanion, Inc. (A)(B)	706	20,756
United Fire Group, Inc.	546	11,734
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	656	$12,307
Unum Group	2,950	150,775
W.R. Berkley Corp.	4,132	324,693
White Mountains Insurance Group, Ltd.	44	79,968
		17,517,545
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	80	531
AGNC Investment Corp.	11,114	106,028
Angel Oak Mortgage REIT, Inc.	248	3,249
Annaly Capital Management, Inc.	8,302	158,236
Apollo Commercial Real Estate Finance, Inc.	2,544	24,906
Arbor Realty Trust, Inc.	3,040	43,624
Ares Commercial Real Estate Corp.	789	5,247
ARMOUR Residential REIT, Inc.	952	18,450
Blackstone Mortgage Trust, Inc., Class A	2,768	48,219
BrightSpire Capital, Inc.	2,589	14,757
Chicago Atlantic Real Estate Finance, Inc.	109	1,674
Chimera Investment Corp.	1,257	16,090
Claros Mortgage Trust, Inc.	2,186	17,532
Dynex Capital, Inc.	611	7,295
Ellington Financial, Inc.	880	10,630
Franklin BSP Realty Trust, Inc.	961	12,109
Granite Point Mortgage Trust, Inc.	1,105	3,282
Great Ajax Corp.	553	1,974
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,797	53,191
Invesco Mortgage Capital, Inc.	429	4,020
KKR Real Estate Finance Trust, Inc.	1,084	9,810
Ladder Capital Corp.	2,439	27,536
MFA Financial, Inc.	1,816	19,322
New York Mortgage Trust, Inc.	1,306	7,627
Orchid Island Capital, Inc.	563	4,695
PennyMac Mortgage Investment Trust	1,708	23,485
Ready Capital Corp.	2,537	20,753
Redwood Trust, Inc.	2,127	13,804
Rithm Capital Corp.	7,947	86,702
Starwood Property Trust, Inc.	5,131	97,181
TPG RE Finance Trust, Inc.	1,656	14,308
Two Harbors Investment Corp.	1,453	19,194
		895,461
		121,895,525
Health care – 11.3%
Biotechnology – 2.3%
2seventy bio, Inc. (A)	861	3,315
4D Molecular Therapeutics, Inc. (A)	715	15,008
89bio, Inc. (A)	1,291	10,341
Aadi Bioscience, Inc. (A)	448	654
AbbVie, Inc.	29,478	5,056,067
Abeona Therapeutics, Inc. (A)	374	1,586
Absci Corp. (A)	1,544	4,756
ACADIA Pharmaceuticals, Inc. (A)	2,764	44,915
ACELYRIN, Inc. (A)	1,690	7,453
Achieve Life Sciences, Inc. (A)	340	1,598
Acrivon Therapeutics, Inc. (A)	401	2,326
Actinium Pharmaceuticals, Inc. (A)	482	3,567
Acumen Pharmaceuticals, Inc. (A)	1,496	3,620
Acurx Pharmaceuticals, Inc. (A)	299	673
Adicet Bio, Inc. (A)(B)	778	941
ADMA Biologics, Inc. (A)	3,669	41,019
Aduro Biotech, Inc. (A)(C)	312	773
Adverum Biotechnologies, Inc. (A)	172	1,180
AEON Biopharma, Inc. (A)	613	644
Aerovate Therapeutics, Inc. (A)	459	762

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Agios Pharmaceuticals, Inc. (A)	969	$41,783
Akebia Therapeutics, Inc. (A)	2,951	3,010
Akero Therapeutics, Inc. (A)	959	22,498
Akouos, Inc. (A)(C)	504	912
Alaunos Therapeutics, Inc. (A)	267	187
Albireo Pharma, Inc. (A)(C)	301	647
Aldeyra Therapeutics, Inc. (A)	1,138	3,767
Alector, Inc. (A)	1,508	6,846
Alkermes PLC (A)	2,804	67,576
Allakos, Inc. (A)	1,473	1,473
Allogene Therapeutics, Inc. (A)	2,900	6,757
Alnylam Pharmaceuticals, Inc. (A)	2,127	516,861
Altimmune, Inc. (A)(B)	866	5,759
ALX Oncology Holdings, Inc. (A)(B)	836	5,041
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	8,889	2,777,368
Amicus Therapeutics, Inc. (A)	4,860	48,211
AnaptysBio, Inc. (A)	530	13,282
Anavex Life Sciences Corp. (A)	1,400	5,908
Anika Therapeutics, Inc. (A)	288	7,295
Annexon, Inc. (A)	896	4,390
Annovis Bio, Inc. (A)(B)	176	1,014
Apellis Pharmaceuticals, Inc. (A)	2,000	76,720
Apogee Therapeutics, Inc. (A)	622	24,476
Applied Therapeutics, Inc. (A)	1,285	6,001
Arbutus Biopharma Corp. (A)	2,618	8,090
Arcellx, Inc. (A)	817	45,090
Arcturus Therapeutics Holdings, Inc. (A)	445	10,836
Arcus Biosciences, Inc. (A)	2,264	34,481
Arcutis Biotherapeutics, Inc. (A)	1,627	15,131
Ardelyx, Inc. (A)	3,663	27,143
Arrowhead Pharmaceuticals, Inc. (A)	2,473	64,273
ARS Pharmaceuticals, Inc. (A)	1,994	16,969
Assembly Biosciences, Inc. (A)	73	1,002
Astria Therapeutics, Inc. (A)	629	5,724
aTyr Pharma, Inc. (A)	949	1,480
Aura Biosciences, Inc. (A)	851	6,434
Avid Bioservices, Inc. (A)	1,088	7,768
Avidity Biosciences, Inc. (A)	1,272	51,961
Avita Medical, Inc. (A)	399	3,160
Beam Therapeutics, Inc. (A)	1,374	32,193
Beyondspring, Inc. (A)	4,986	11,966
BioAtla, Inc. (A)	872	1,195
BioCryst Pharmaceuticals, Inc. (A)	3,365	20,796
Biogen, Inc. (A)	2,458	569,814
Biohaven, Ltd. (A)	1,362	47,275
BioMarin Pharmaceutical, Inc. (A)	3,205	263,868
Biomea Fusion, Inc. (A)(B)	602	2,709
Bioxcel Therapeutics, Inc. (A)	520	666
Black Diamond Therapeutics, Inc. (A)	960	4,474
Blueprint Medicines Corp. (A)	1,029	110,906
Bridgebio Pharma, Inc. (A)	3,348	84,805
C4 Therapeutics, Inc. (A)	807	3,728
Cabaletta Bio, Inc. (A)	668	4,997
Capricor Therapeutics, Inc. (A)(B)	749	3,573
Cardiff Oncology, Inc. (A)	1,316	2,922
CareDx, Inc. (A)	890	13,822
Caribou Biosciences, Inc. (A)	1,504	2,467
Carisma Therapeutics, Inc. (A)	710	1,079
Catalyst Pharmaceuticals, Inc. (A)	1,778	27,541
Celcuity, Inc. (A)	382	6,257
Celldex Therapeutics, Inc. (A)	936	34,641
CEL-SCI Corp. (A)	784	909
Century Therapeutics, Inc. (A)	977	2,491
Cerevel Therapeutics Holdings, Inc. (A)	3,055	124,919
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Checkpoint Therapeutics, Inc. (A)	395	$849
Chinook Therapeutics, Inc. (A)(C)	965	376
Cibus, Inc. (A)	331	3,260
Cogent Biosciences, Inc. (A)	1,512	12,746
Coherus Biosciences, Inc. (A)	1,807	3,126
Compass Therapeutics, Inc. (A)	2,271	2,271
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	543	24,571
Corvus Pharmaceuticals, Inc. (A)	733	1,334
Coya Therapeutics, Inc. (A)	129	782
Crinetics Pharmaceuticals, Inc. (A)	1,129	50,568
Cue Biopharma, Inc. (A)	664	823
Cullinan Therapeutics, Inc. (A)	722	12,592
Curis, Inc. (A)	100	690
Cyteir Therapeutics, Inc. (A)(C)	445	0
Cytokinetics, Inc. (A)	1,874	101,533
CytomX Therapeutics, Inc. (A)	1,192	1,454
Day One Biopharmaceuticals, Inc. (A)	1,493	20,574
Decibel Therapeutics, Inc. (A)(C)	543	494
Denali Therapeutics, Inc. (A)	2,406	55,867
Design Therapeutics, Inc. (A)	983	3,293
DiaMedica Therapeutics, Inc. (A)	576	1,699
Dianthus Therapeutics, Inc. (A)	297	7,686
Disc Medicine, Inc. (A)	422	19,020
Dynavax Technologies Corp. (A)	2,167	24,335
Dyne Therapeutics, Inc. (A)	1,673	59,040
Eagle Pharmaceuticals, Inc. (A)	259	1,450
Editas Medicine, Inc. (A)	1,375	6,421
EFFECTOR Therapeutics, Inc. (A)	48	14
Eledon Pharmaceuticals, Inc. (A)	333	879
Elicio Therapeutics, Inc. (A)	157	645
Emergent BioSolutions, Inc. (A)(B)	921	6,281
Enanta Pharmaceuticals, Inc. (A)	370	4,799
Entrada Therapeutics, Inc. (A)	552	7,866
Erasca, Inc. (A)	2,674	6,311
Exact Sciences Corp. (A)	3,073	129,834
Exelixis, Inc. (A)	5,398	121,293
Fate Therapeutics, Inc. (A)	1,685	5,527
Fennec Pharmaceuticals, Inc. (A)	338	2,065
FibroGen, Inc. (A)	1,670	1,490
Flexion Therapeutics, Inc. (A)(C)	867	684
Foghorn Therapeutics, Inc. (A)	730	4,198
Fortress Biotech, Inc. (A)	260	445
G1 Therapeutics, Inc. (A)	826	1,883
Gain Therapeutics, Inc. (A)	238	305
Genelux Corp. (A)(B)	553	1,078
Generation Bio Company (A)	1,114	3,141
Geron Corp. (A)	8,968	38,024
Gilead Sciences, Inc.	20,583	1,412,200
GlycoMimetics, Inc. (A)	933	263
GRAIL, Inc. (A)	449	6,896
Greenwich Lifesciences, Inc. (A)(B)	209	3,607
Gritstone bio, Inc. (A)	1,496	924
GTX Corp. (A)(C)	38	0
Gyre Therapeutics, Inc. (A)(B)	1,133	13,517
Halozyme Therapeutics, Inc. (A)	2,283	119,538
Heron Therapeutics, Inc. (A)	2,289	8,012
HilleVax, Inc. (A)	827	11,958
Humacyte, Inc. (A)	1,763	8,462
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	1,388	48,733
IGM Biosciences, Inc. (A)(B)	556	3,820
Immuneering Corp., Class A (A)	498	637
Immunic, Inc. (A)	884	981
ImmunityBio, Inc. (A)(B)	11,354	71,757

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunome, Inc. (A)(B)	718	$8,688
Immunovant, Inc. (A)	2,453	64,759
Incyte Corp. (A)	3,815	231,265
Inhibrx Biosciences, Inc. (A)	183	2,593
Inhibrx, Inc. (A)(C)	735	463
Inmune Bio, Inc. (A)	459	4,048
Inovio Pharmaceuticals, Inc. (A)	375	3,030
Inozyme Pharma, Inc. (A)	1,315	5,865
Insmed, Inc. (A)	2,459	164,753
Instil Bio, Inc. (A)	108	1,111
Intellia Therapeutics, Inc. (A)	2,210	49,460
Invivyd, Inc. (A)	1,879	2,067
Ionis Pharmaceuticals, Inc. (A)	2,436	116,100
Iovance Biotherapeutics, Inc. (A)	5,483	43,974
Ironwood Pharmaceuticals, Inc. (A)	2,657	17,324
iTeos Therapeutics, Inc. (A)	639	9,483
Janux Therapeutics, Inc. (A)(B)	795	33,303
Jasper Therapeutics, Inc. (A)	189	4,290
Jounce Therapeutics, Inc. (A)(C)	372	3
KalVista Pharmaceuticals, Inc. (A)	562	6,620
Karyopharm Therapeutics, Inc. (A)	1,953	1,694
Keros Therapeutics, Inc. (A)	772	35,280
Kiniksa Pharmaceuticals International PLC (A)	636	11,874
Kinnate Biopharma, Inc. (A)(C)	772	48
Kodiak Sciences, Inc. (A)	899	2,113
Korro Bio, Inc. (A)	200	6,774
Krystal Biotech, Inc. (A)	474	87,045
Kura Oncology, Inc. (A)	1,238	25,490
Kymera Therapeutics, Inc. (A)	941	28,089
Lantern Pharma, Inc. (A)	174	813
Larimar Therapeutics, Inc. (A)	731	5,300
Leap Therapeutics, Inc. (A)	445	872
Legend Biotech Corp., ADR (A)	3,101	137,343
LENZ Therapeutics, Inc.	127	2,196
Lexicon Pharmaceuticals, Inc. (A)(B)	4,170	7,006
Lyell Immunopharma, Inc. (A)	4,297	6,231
MacroGenics, Inc. (A)	1,159	4,926
Madrigal Pharmaceuticals, Inc. (A)	336	94,134
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MannKind Corp. (A)	4,556	23,782
Marker Therapeutics, Inc. (A)	115	624
MEI Pharma, Inc.	30	87
MeiraGTx Holdings PLC (A)	980	4,126
Merrimack Pharmaceuticals, Inc. (A)(C)	204	6
Mersana Therapeutics, Inc. (A)	2,026	4,072
MiMedx Group, Inc. (A)	1,835	12,717
Mineralys Therapeutics, Inc. (A)	721	8,436
Mirati Therapeutics, Inc. (A)(C)	902	631
Mirum Pharmaceuticals, Inc. (A)	802	27,420
Moderna, Inc. (A)	6,472	768,550
Monte Rosa Therapeutics, Inc. (A)	877	3,280
Morphic Holding, Inc. (A)	824	28,074
Mural Oncology PLC (A)	277	870
Myriad Genetics, Inc. (A)	1,391	34,024
Natera, Inc. (A)	1,947	210,841
Neurocrine Biosciences, Inc. (A)	1,654	227,706
Neurogene, Inc. (A)	408	14,847
NextCure, Inc. (A)	542	862
Nkarta, Inc. (A)	800	4,728
Novavax, Inc. (A)(B)	2,069	26,194
Nurix Therapeutics, Inc. (A)	813	16,967
Nuvalent, Inc., Class A (A)	968	73,432
Nuvectis Pharma, Inc. (A)(B)	299	1,893
Ocugen, Inc. (A)(B)	11,656	18,067
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Olema Pharmaceuticals, Inc. (A)	918	$9,933
Omega Therapeutics, Inc. (A)(B)	931	1,927
Omthera Pharmaceuticals, Inc. (A)(C)	498	0
Organogenesis Holdings, Inc. (A)	2,172	6,082
ORIC Pharmaceuticals, Inc. (A)	1,082	7,650
Ovid therapeutics, Inc. (A)	1,130	869
Palatin Technologies, Inc. (A)	161	314
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	1,040
PDS Biotechnology Corp. (A)(B)	567	1,661
PepGen, Inc. (A)	412	6,576
Perspective Therapeutics, Inc. (A)	1,402	13,978
PMV Pharmaceuticals, Inc. (A)	842	1,364
Poseida Therapeutics, Inc. (A)	1,586	4,631
Praxis Precision Medicines, Inc. (A)	142	5,873
Precigen, Inc. (A)	4,162	6,576
Precision BioSciences, Inc. (A)	64	623
Prelude Therapeutics, Inc. (A)	793	3,021
Prime Medicine, Inc. (A)(B)	1,737	8,928
Protagonist Therapeutics, Inc. (A)	971	33,645
Protalix BioTherapeutics, Inc. (A)	640	749
Prothena Corp. PLC (A)	935	19,298
PTC Therapeutics, Inc. (A)	1,303	39,846
Puma Biotechnology, Inc. (A)	890	2,901
Pyxis Oncology, Inc. (A)	721	2,387
Rallybio Corp. (A)	675	905
RAPT Therapeutics, Inc. (A)	543	1,656
Recursion Pharmaceuticals, Inc., Class A (A)	3,544	26,580
Regeneron Pharmaceuticals, Inc. (A)	1,790	1,881,344
REGENXBIO, Inc. (A)	771	9,021
Relay Therapeutics, Inc. (A)	2,121	13,829
Reneo Pharmaceuticals, Inc. (A)	651	983
Renovaro, Inc. (A)(B)	6,856	11,998
Replimune Group, Inc. (A)	1,061	9,549
REVOLUTION Medicines, Inc. (A)	2,798	108,590
Rhythm Pharmaceuticals, Inc. (A)	961	39,459
Rocket Pharmaceuticals, Inc. (A)	1,524	32,812
Sage Therapeutics, Inc. (A)	1,031	11,197
Sagimet Biosciences, Inc., Class A (A)(B)	339	1,159
Sana Biotechnology, Inc. (A)	3,359	18,340
Sarepta Therapeutics, Inc. (A)	1,587	250,746
Savara, Inc. (A)	2,744	11,058
Scholar Rock Holding Corp. (A)	1,218	10,146
Sera Prognostics, Inc., Class A (A)	489	2,895
Shattuck Labs, Inc. (A)	2,019	7,793
Soleno Therapeutics, Inc. (A)	512	20,890
Solid Biosciences, Inc. (A)	1,443	8,182
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	263
Spero Therapeutics, Inc. (A)	623	810
SpringWorks Therapeutics, Inc. (A)	1,444	54,395
Spruce Biosciences, Inc. (A)	637	330
Spyre Therapeutics, Inc. (A)	551	12,954
Stoke Therapeutics, Inc. (A)	776	10,484
Summit Therapeutics, Inc. (A)(B)	11,847	92,407
Sutro Biopharma, Inc. (A)	981	2,874
Syndax Pharmaceuticals, Inc. (A)	1,959	40,218
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Syros Pharmaceuticals, Inc. (A)	312	1,610
Tango Therapeutics, Inc. (A)	1,722	14,775
Taysha Gene Therapies, Inc. (A)	3,194	7,155
Tectonic Therapeutic, Inc. (A)	32	527
Tectonic Therapeutic, Inc. (A)(C)	32	0
Tenaya Therapeutics, Inc. (A)	1,121	3,475

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
TG Therapeutics, Inc. (A)	2,558	$45,507
Tourmaline Bio, Inc.	340	4,372
Travere Therapeutics, Inc. (A)	1,310	10,768
TScan Therapeutics, Inc. (A)	712	4,165
Turnstone Biologics Corp. (A)	390	1,022
Twist Bioscience Corp. (A)	966	47,604
Tyra Biosciences, Inc. (A)(B)	734	11,737
Ultragenyx Pharmaceutical, Inc. (A)	1,410	57,951
United Therapeutics Corp. (A)	798	254,203
UNITY Biotechnology, Inc. (A)	248	335
UroGen Pharma, Ltd. (A)	500	8,390
Vanda Pharmaceuticals, Inc. (A)	1,167	6,594
Vaxart, Inc. (A)	2,636	1,759
Vaxcyte, Inc. (A)	1,865	140,826
Vera Therapeutics, Inc. (A)	752	27,207
Veracyte, Inc. (A)	1,222	26,481
Verastem, Inc. (A)	405	1,207
Vericel Corp. (A)	832	38,172
Vertex Pharmaceuticals, Inc. (A)	4,265	1,999,091
Verve Therapeutics, Inc. (A)(B)	1,364	6,656
Vigil Neuroscience, Inc. (A)	645	2,580
Viking Therapeutics, Inc. (A)	1,690	89,587
Vir Biotechnology, Inc. (A)	2,410	21,449
Viridian Therapeutics, Inc. (A)	1,951	25,383
Vistagen Therapeutics, Inc. (A)	457	1,590
Vor BioPharma, Inc. (A)(B)	1,196	1,196
Voyager Therapeutics, Inc. (A)	883	6,985
Werewolf Therapeutics, Inc. (A)	585	1,427
XBiotech, Inc. (A)	761	3,912
Xencor, Inc. (A)	1,071	20,274
XOMA Corp. (A)	228	5,401
Y-mAbs Therapeutics, Inc. (A)	807	9,749
Zentalis Pharmaceuticals, Inc. (A)	1,232	5,039
Zura Bio, Ltd. (A)	1,035	3,623
Zymeworks, Inc. (A)	1,104	9,395
		21,536,166
Health care equipment and supplies – 2.1%
Abbott Laboratories	28,960	3,009,234
ABIOMED, Inc. (A)(C)	788	12,230
Accuray, Inc. (A)	2,141	3,897
Align Technology, Inc. (A)	1,299	313,618
Alphatec Holdings, Inc. (A)	2,297	24,004
AngioDynamics, Inc. (A)	735	4,447
Apyx Medical Corp. (A)	740	992
Artivion, Inc. (A)	737	18,904
Aspira Women's Health, Inc. (A)	162	241
AtriCure, Inc. (A)	800	18,216
Atrion Corp.	32	14,478
Avanos Medical, Inc. (A)	804	16,016
Axogen, Inc. (A)	823	5,959
Axonics, Inc. (A)	850	57,146
Baxter International, Inc.	8,598	287,603
Becton, Dickinson and Company	4,836	1,130,222
Beyond Air, Inc. (A)	614	330
Bioventus, Inc., Class A (A)	1,009	5,802
Boston Scientific Corp. (A)	24,585	1,893,291
Cerus Corp. (A)	3,177	5,592
ClearPoint Neuro, Inc. (A)	363	1,957
CONMED Corp.	520	36,046
Cutera, Inc. (A)(B)	347	524
CVRx, Inc. (A)	326	3,909
Delcath Systems, Inc. (A)	320	2,678
Dentsply Sirona, Inc.	3,567	88,854
DexCom, Inc. (A)	6,349	719,850
Edwards Lifesciences Corp. (A)	9,841	909,013
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
ElectroCore, Inc. (A)	52	$334
Embecta Corp.	968	12,100
Enovis Corp. (A)	891	40,273
Envista Holdings Corp. (A)	2,794	46,464
enVVeno Medical Corp. (A)	204	1,071
Establishment Labs Holdings, Inc. (A)	447	20,312
GE HealthCare Technologies, Inc.	7,516	585,647
Glaukos Corp. (A)	820	97,047
Globus Medical, Inc., Class A (A)	1,963	134,446
Haemonetics Corp. (A)	850	70,321
HeartBeam, Inc. (A)	446	1,146
Hologic, Inc. (A)	3,877	287,867
ICU Medical, Inc. (A)	418	49,638
IDEXX Laboratories, Inc. (A)	1,374	669,413
Inari Medical, Inc. (A)	982	47,283
Inogen, Inc. (A)	441	3,585
Inspire Medical Systems, Inc. (A)	500	66,915
Insulet Corp. (A)	1,189	239,940
Integer Holdings Corp. (A)	553	64,032
Integra LifeSciences Holdings Corp. (A)	1,356	39,514
Intuitive Surgical, Inc. (A)	5,845	2,600,148
iRadimed Corp.	243	10,677
iRhythm Technologies, Inc. (A)	517	55,650
Kewaunee Scientific Corp. (A)	516	24,355
KORU Medical Systems, Inc. (A)	567	1,503
Lantheus Holdings, Inc. (A)	1,168	93,779
LeMaitre Vascular, Inc.	393	32,336
LENSAR, Inc. (A)	125	563
Masimo Corp. (A)	900	113,346
Medtronic PLC	22,326	1,757,279
Merit Medical Systems, Inc. (A)	960	82,512
Neogen Corp. (A)	3,697	57,784
Neuronetics, Inc. (A)	550	990
NeuroPace, Inc. (A)	1,312	9,919
Nevro Corp. (A)	613	5,161
Omnicell, Inc. (A)	782	21,169
OraSure Technologies, Inc. (A)	1,347	5,738
Orchestra BioMed Holdings, Inc. (A)	748	6,096
Orthofix Medical, Inc. (A)	633	8,394
OrthoPediatrics Corp. (A)	377	10,843
Outset Medical, Inc. (A)	844	3,249
Paragon 28, Inc. (A)	1,420	9,713
Penumbra, Inc. (A)	653	117,520
PROCEPT BioRobotics Corp. (A)	841	51,377
Pulmonx Corp. (A)	589	3,734
Pulse Biosciences, Inc. (A)	909	10,172
QuidelOrtho Corp. (A)	1,148	38,137
ResMed, Inc.	2,501	478,741
Rockwell Medical, Inc. (A)	415	730
RxSight, Inc. (A)	587	35,320
Sanara Medtech, Inc. (A)	119	3,358
Semler Scientific, Inc. (A)	99	3,406
Sensus Healthcare, Inc. (A)	215	1,146
SI-BONE, Inc. (A)	661	8,547
Sight Sciences, Inc. (A)	825	5,503
Silk Road Medical, Inc. (A)	670	18,117
Solventum Corp. (A)	2,337	123,581
STAAR Surgical Company (A)	837	39,850
Stereotaxis, Inc. (A)	1,565	2,848
STERIS PLC	1,678	368,388
Stryker Corp.	6,384	2,172,156
Surmodics, Inc. (A)	278	11,687
Tactile Systems Technology, Inc. (A)	415	4,955
Tandem Diabetes Care, Inc. (A)	1,127	45,407
Tela Bio, Inc. (A)	405	1,904

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Teleflex, Inc.	795	$167,212
The Cooper Companies, Inc.	3,361	293,415
TransMedics Group, Inc. (A)	553	83,293
Treace Medical Concepts, Inc. (A)	1,079	7,175
UFP Technologies, Inc. (A)	126	33,248
Utah Medical Products, Inc.	74	4,944
Varex Imaging Corp. (A)	707	10,414
Zimmer Biomet Holdings, Inc.	3,408	369,870
Zimvie, Inc. (A)	404	7,373
Zynex, Inc. (A)(B)	511	4,763
		20,501,896
Health care providers and services – 2.2%
Acadia Healthcare Company, Inc. (A)	1,560	105,362
Accolade, Inc. (A)	1,277	4,572
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,403	24,030
Addus HomeCare Corp. (A)	281	32,627
agilon health, Inc. (A)	7,015	45,878
AirSculpt Technologies, Inc. (A)	881	3,524
Alignment Healthcare, Inc. (A)	3,205	25,063
Amedisys, Inc. (A)	548	50,306
AMN Healthcare Services, Inc. (A)	695	35,605
Astrana Health, Inc. (A)	958	38,856
Aveanna Healthcare Holdings, Inc. (A)	6,878	18,983
Brookdale Senior Living, Inc. (A)	3,457	23,611
Cardinal Health, Inc.	3,989	392,198
Castle Biosciences, Inc. (A)	455	9,905
Cencora, Inc.	3,323	748,672
Centene Corp. (A)	8,879	588,678
Chemed Corp.	254	137,815
Clover Health Investments Corp. (A)	6,044	7,434
Community Health Systems, Inc. (A)	2,429	8,161
CorVel Corp. (A)	295	75,010
Cross Country Healthcare, Inc. (A)	655	9,065
CVS Health Corp.	20,989	1,239,610
DaVita, Inc. (A)	1,547	214,368
DocGo, Inc. (A)	1,746	5,395
Elevance Health, Inc.	3,957	2,144,140
Encompass Health Corp.	1,674	143,612
Enhabit, Inc. (A)	900	8,028
Enzo Biochem, Inc. (A)	14,955	16,301
Fulgent Genetics, Inc. (A)	516	10,124
GeneDx Holdings Corp. (A)	2,433	63,599
Guardant Health, Inc. (A)	2,029	58,598
HCA Healthcare, Inc.	4,447	1,428,732
HealthEquity, Inc. (A)	1,442	124,300
Henry Schein, Inc. (A)	2,227	142,751
Hims & Hers Health, Inc. (A)	3,393	68,505
Humana, Inc.	1,891	706,572
InfuSystem Holdings, Inc. (A)	218	1,489
Innovage Holding Corp. (A)	1,986	9,851
Labcorp Holdings, Inc.	1,292	262,935
LifeStance Health Group, Inc. (A)	6,474	31,787
McKesson Corp.	2,173	1,269,119
ModivCare, Inc. (A)	241	6,324
Molina Healthcare, Inc. (A)	941	279,759
National HealthCare Corp.	278	30,135
National Research Corp.	430	9,869
NeoGenomics, Inc. (A)	2,205	30,583
NeueHealth, Inc. (A)(B)	128	696
OPKO Health, Inc. (A)(B)	12,549	15,686
Option Care Health, Inc. (A)	3,066	84,928
Owens & Minor, Inc. (A)	1,286	17,361
Patterson Companies, Inc.	1,615	38,954
Pediatrix Medical Group, Inc. (A)	1,428	10,781
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Performant Financial Corp. (A)	988	$2,865
PetIQ, Inc. (A)	575	12,685
Premier, Inc., Class A	1,942	36,257
Privia Health Group, Inc. (A)	1,990	34,586
Progyny, Inc. (A)	1,621	46,377
Quest Diagnostics, Inc.	1,636	223,936
Quipt Home Medical Corp. (A)	511	1,645
R1 RCM, Inc. (A)	7,230	90,809
RadNet, Inc. (A)	1,119	65,931
Select Medical Holdings Corp.	2,135	74,853
Surgery Partners, Inc. (A)	2,157	51,315
Talkspace, Inc. (A)	2,638	6,067
Tenet Healthcare Corp. (A)	1,713	227,880
The Cigna Group	4,849	1,602,934
The Ensign Group, Inc.	941	116,392
The Joint Corp. (A)	267	3,754
The Oncology Institute, Inc. (A)	1,196	550
The Pennant Group, Inc. (A)	570	13,218
UnitedHealth Group, Inc.	15,436	7,860,937
Universal Health Services, Inc., Class B	944	174,574
US Physical Therapy, Inc.	238	21,996
Viemed Healthcare, Inc. (A)	434	2,843
		21,532,651
Health care technology – 0.1%
Augmedix, Inc. (A)	710	625
Certara, Inc. (A)	2,704	37,450
DarioHealth Corp. (A)	447	532
Definitive Healthcare Corp. (A)	1,920	10,483
Doximity, Inc., Class A (A)	2,128	59,520
Evolent Health, Inc., Class A (A)	1,913	36,577
GoodRx Holdings, Inc., Class A (A)	1,394	10,873
Health Catalyst, Inc. (A)	904	5,777
HealthStream, Inc.	552	15,401
iCAD, Inc. (A)	352	458
LifeMD, Inc. (A)	546	3,746
MultiPlan Corp. (A)(B)	10,977	4,263
OptimizeRx Corp. (A)	244	2,440
Phreesia, Inc. (A)	903	19,144
Schrodinger, Inc. (A)	1,079	20,868
Simulations Plus, Inc.	363	17,649
Teladoc Health, Inc. (A)	2,846	27,834
TruBridge, Inc. (A)	291	2,910
Veeva Systems, Inc., Class A (A)	2,646	484,244
		760,794
Life sciences tools and services – 1.2%
10X Genomics, Inc., Class A (A)	1,759	34,213
Adaptive Biotechnologies Corp. (A)	2,555	9,249
Agilent Technologies, Inc.	4,728	612,891
Akoya Biosciences, Inc. (A)(B)	830	1,942
Avantor, Inc. (A)	11,498	243,758
Azenta, Inc. (A)	1,150	60,513
BioLife Solutions, Inc. (A)	730	15,644
Bio-Rad Laboratories, Inc., Class A (A)	411	112,248
Bio-Techne Corp.	2,692	192,882
Bruker Corp.	2,007	128,067
Charles River Laboratories International, Inc. (A)	870	179,725
Codexis, Inc. (A)	1,214	3,763
CryoPort, Inc. (A)	834	5,763
Cytek Biosciences, Inc. (A)	2,311	12,895
Danaher Corp.	12,266	3,064,660
Fortrea Holdings, Inc. (A)	1,511	35,267
Harvard Bioscience, Inc. (A)	517	1,473
ICON PLC (A)	1,392	436,350
Illumina, Inc. (A)	2,692	280,991

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Inotiv, Inc. (A)	446	$740
IQVIA Holdings, Inc. (A)	2,989	631,994
Lifecore Biomedical, Inc. (A)	729	3,740
Maravai LifeSciences Holdings, Inc., Class A (A)	2,244	16,067
MaxCyte, Inc. (A)	1,678	6,578
Medpace Holdings, Inc. (A)	517	212,926
Mesa Laboratories, Inc.	96	8,330
Mettler-Toledo International, Inc. (A)	345	482,169
Nautilus Biotechnology, Inc. (A)	2,013	4,710
OmniAb, Inc. (A)	1,889	7,084
OmniAb, Inc., $12.50 Earnout Shares (A)	117	279
OmniAb, Inc., $15.00 Earnout Shares (A)	117	249
Pacific Biosciences of California, Inc. (A)	4,332	5,935
Personalis, Inc. (A)	1,303	1,525
Quanterix Corp. (A)	625	8,256
Quantum-Si, Inc. (A)	2,027	2,128
Repligen Corp. (A)	947	119,379
Revvity, Inc.	2,114	221,674
Seer, Inc. (A)	1,002	1,683
Sotera Health Company (A)	4,811	57,107
Standard BioTools, Inc. (A)	4,815	8,523
Thermo Fisher Scientific, Inc.	6,343	3,507,679
Waters Corp. (A)	1,002	290,700
West Pharmaceutical Services, Inc.	1,174	386,704
		11,418,453
Pharmaceuticals – 3.4%
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	6,117	38,843
Amphastar Pharmaceuticals, Inc. (A)	893	35,720
Amylyx Pharmaceuticals, Inc. (A)	1,159	2,202
AN2 Therapeutics, Inc. (A)	460	989
Aquestive Therapeutics, Inc. (A)	894	2,324
Arvinas, Inc. (A)	1,356	36,097
Atea Pharmaceuticals, Inc. (A)	1,534	5,078
Athira Pharma, Inc. (A)	1,185	3,140
Axsome Therapeutics, Inc. (A)	800	64,400
Belite Bio, Inc., ADR (A)(B)	486	22,200
Biote Corp., Class A (A)	526	3,929
Bristol-Myers Squibb Company	33,837	1,405,251
Cassava Sciences, Inc. (A)(B)	714	8,818
Catalent, Inc. (A)	3,061	172,120
CinCor Pharma, Inc. (A)(C)	708	2,166
Clearside Biomedical, Inc. (A)	948	1,232
Cognition Therapeutics, Inc. (A)	866	1,438
Collegium Pharmaceutical, Inc. (A)	620	19,964
Corcept Therapeutics, Inc. (A)	1,839	59,749
CorMedix, Inc. (A)(B)	845	3,659
Edgewise Therapeutics, Inc. (A)	2,065	37,191
Elanco Animal Health, Inc. (A)	8,318	120,029
Eli Lilly & Company	15,839	14,340,314
Enliven Therapeutics, Inc. (A)	818	19,117
Esperion Therapeutics, Inc. (A)	1,768	3,925
Eton Pharmaceuticals, Inc. (A)	300	987
Evolus, Inc. (A)	1,113	12,076
EyePoint Pharmaceuticals, Inc. (A)	585	5,090
Fulcrum Therapeutics, Inc. (A)	1,161	7,198
Harmony Biosciences Holdings, Inc. (A)	1,014	30,592
Harrow, Inc. (A)(B)	586	12,242
Ikena Oncology, Inc. (A)	848	1,399
Imara, Inc. (A)(C)	411	132
Intra-Cellular Therapies, Inc. (A)	1,640	112,324
Jazz Pharmaceuticals PLC (A)	1,070	114,201
Johnson & Johnson	40,525	5,923,134
Ligand Pharmaceuticals, Inc. (A)	308	25,952
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Liquidia Corp. (A)	1,075	$12,900
Longboard Pharmaceuticals, Inc. (A)	374	10,109
Lyra Therapeutics, Inc. (A)	785	217
Marinus Pharmaceuticals, Inc. (A)	833	975
Merck & Company, Inc.	42,300	5,236,740
Mind Medicine MindMed, Inc. (A)	624	4,499
Neumora Therapeutics, Inc. (A)	1,288	12,661
Nuvation Bio, Inc. (A)	3,502	10,226
Ocular Therapeutix, Inc. (A)	1,353	9,255
Ocuphire Pharma, Inc. (A)	241	369
Omeros Corp. (A)(B)	1,206	4,896
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)(B)	2,082	2,165
Oramed Pharmaceuticals, Inc. (A)	697	1,791
Organon & Company	4,285	88,700
Pacira BioSciences, Inc. (A)	796	22,774
Palisade Bio, Inc. (A)(C)	9,919	0
Perrigo Company PLC	2,220	57,010
Pfizer, Inc.	92,946	2,600,629
Phathom Pharmaceuticals, Inc. (A)	985	10,146
Phibro Animal Health Corp., Class A	463	7,765
Pliant Therapeutics, Inc. (A)	1,016	10,922
Prestige Consumer Healthcare, Inc. (A)	818	56,319
Prevail Therapeutics, Inc. (A)(C)	788	1,516
ProPhase Labs, Inc. (A)	2,906	12,147
Rani Therapeutics Holdings, Inc., Class A (A)	594	2,257
Relmada Therapeutics, Inc. (A)	519	1,557
Revance Therapeutics, Inc. (A)	1,537	3,950
Reviva Pharmaceuticals Holdings, Inc. (A)	461	590
Royalty Pharma PLC, Class A	7,591	200,175
Scilex Holding Company (A)(B)	13,990	27,001
scPharmaceuticals, Inc. (A)	586	2,549
SCYNEXIS, Inc. (A)	751	1,502
SIGA Technologies, Inc.	1,287	9,768
Structure Therapeutics, Inc., ADR (A)	787	30,905
Supernus Pharmaceuticals, Inc. (A)	932	24,931
Tarsus Pharmaceuticals, Inc. (A)	542	14,732
Terns Pharmaceuticals, Inc. (A)	1,201	8,179
TherapeuticsMD, Inc. (A)	165	266
Theravance Biopharma, Inc. (A)	758	6,428
Theseus Pharmaceuticals, Inc. (A)(C)	652	7
Third Harmonic Bio, Inc. (A)	639	8,307
Tilray Brands, Inc. (A)	12,050	20,003
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	1,105	3,293
Ventyx Biosciences, Inc. (A)	1,023	2,363
Verrica Pharmaceuticals, Inc. (A)(B)	866	6,313
Viatris, Inc.	20,118	213,854
Xeris Biopharma Holdings, Inc. (A)	3,057	6,878
Zevra Therapeutics, Inc. (A)	632	3,097
Zoetis, Inc.	7,548	1,308,521
		32,737,508
		108,487,468
Industrials – 8.9%
Aerospace and defense – 1.7%
AAR Corp. (A)	646	46,964
AeroVironment, Inc. (A)	442	80,515
AerSale Corp. (A)	861	5,958
Archer Aviation, Inc., Class A (A)(B)	4,319	15,203
Astronics Corp. (A)	623	12,479
Axon Enterprise, Inc. (A)	1,267	372,802
BWX Technologies, Inc.	1,520	144,400
Byrna Technologies, Inc. (A)	353	3,523
Cadre Holdings, Inc.	590	19,800

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Curtiss-Wright Corp.	515	$139,555
Ducommun, Inc. (A)	264	15,328
General Dynamics Corp.	4,564	1,324,199
General Electric Company	18,121	2,880,695
HEICO Corp.	909	203,261
HEICO Corp., Class A	1,447	256,871
Hexcel Corp.	1,418	88,554
Howmet Aerospace, Inc.	6,562	509,408
Huntington Ingalls Industries, Inc.	663	163,317
Innovative Solutions and Support, Inc. (A)	2,419	14,514
Intuitive Machines, Inc. (A)	360	1,188
Kratos Defense & Security Solutions, Inc. (A)	2,288	45,783
L3Harris Technologies, Inc.	3,204	719,554
Leonardo DRS, Inc. (A)	4,455	113,647
Lockheed Martin Corp.	4,085	1,908,104
Mercury Systems, Inc. (A)	994	26,828
Moog, Inc., Class A	507	84,821
National Presto Industries, Inc.	159	11,946
Northrop Grumman Corp.	2,480	1,081,156
Park Aerospace Corp.	423	5,787
Redwire Corp. (A)	1,008	7,227
Rocket Lab USA, Inc. (A)(B)	8,261	39,653
RTX Corp.	22,015	2,210,086
Spirit AeroSystems Holdings, Inc., Class A (A)	1,968	64,688
Textron, Inc.	3,142	269,772
The Boeing Company (A)	10,237	1,863,236
TransDigm Group, Inc.	934	1,193,288
Triumph Group, Inc. (A)	1,249	19,247
V2X, Inc. (A)	533	25,563
Virgin Galactic Holdings, Inc. (A)(B)	347	2,925
VirTra, Inc. (A)	87	669
Woodward, Inc.	1,012	176,473
		16,168,987
Air freight and logistics – 0.4%
Air T, Inc. (A)	25	533
Air Transport Services Group, Inc. (A)	1,275	17,684
CH Robinson Worldwide, Inc.	1,985	174,918
Expeditors International of Washington, Inc.	2,361	294,629
FedEx Corp.	4,200	1,259,328
Forward Air Corp.	458	8,720
GXO Logistics, Inc. (A)	2,027	102,364
Hub Group, Inc., Class A	1,092	47,011
Radiant Logistics, Inc. (A)	347	1,974
United Parcel Service, Inc., Class B	12,152	1,663,001
		3,570,162
Building products – 0.6%
A.O. Smith Corp.	2,073	169,530
AAON, Inc.	1,373	119,781
Advanced Drainage Systems, Inc.	1,332	213,639
Allegion PLC	1,472	173,917
American Woodmark Corp. (A)	296	23,266
Apogee Enterprises, Inc.	449	28,213
Armstrong World Industries, Inc.	763	86,402
AZZ, Inc.	475	36,694
Builders FirstSource, Inc. (A)	2,024	280,142
Carlisle Companies, Inc.	772	312,822
Carrier Global Corp.	14,207	896,178
CSW Industrials, Inc.	278	73,756
Fortune Brands Innovations, Inc.	2,115	137,348
Gibraltar Industries, Inc. (A)	573	39,279
Griffon Corp.	458	29,248
Hayward Holdings, Inc. (A)	3,667	45,104
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Insteel Industries, Inc.	385	$11,920
Janus International Group, Inc. (A)	2,375	29,996
JELD-WEN Holding, Inc. (A)	1,496	20,151
Johnson Controls International PLC	11,261	748,519
Lennox International, Inc.	595	318,313
Masco Corp.	3,534	235,612
Masterbrand, Inc. (A)	2,215	32,516
Owens Corning	1,502	260,927
Quanex Building Products Corp.	554	15,318
Resideo Technologies, Inc. (A)	2,467	48,255
Simpson Manufacturing Company, Inc.	724	122,016
The AZEK Company, Inc. (A)	2,505	105,536
Trane Technologies PLC	3,803	1,250,921
Trex Company, Inc. (A)	1,837	136,158
UFP Industries, Inc.	1,020	114,240
Zurn Elkay Water Solutions Corp.	2,904	85,378
		6,201,095
Commercial services and supplies – 0.7%
ABM Industries, Inc.	1,114	56,335
ACCO Brands Corp.	1,727	8,117
Acme United Corp.	14	491
ACV Auctions, Inc., Class A (A)	2,281	41,628
Aris Water Solutions, Inc., Class A	373	5,845
Brady Corp., Class A	813	53,674
BrightView Holdings, Inc. (A)	1,734	23,062
Casella Waste Systems, Inc., Class A (A)	964	95,648
CECO Environmental Corp. (A)	691	19,935
Cimpress PLC (A)	435	38,110
Cintas Corp.	1,695	1,186,941
Civeo Corp.	160	3,987
Clean Harbors, Inc. (A)	910	205,797
CompX International, Inc.	141	3,478
Copart, Inc. (A)	15,956	864,177
CoreCivic, Inc. (A)	2,098	27,232
Deluxe Corp.	765	17,182
Driven Brands Holdings, Inc. (A)	3,061	38,967
Ennis, Inc.	447	9,785
Enviri Corp. (A)	1,442	12,444
Healthcare Services Group, Inc. (A)	1,315	13,913
HNI Corp.	821	36,961
Interface, Inc.	1,138	16,706
LanzaTech Global, Inc. (A)	6,064	11,218
Liquidity Services, Inc. (A)	635	12,687
Matthews International Corp., Class A	551	13,803
MillerKnoll, Inc.	1,294	34,278
Montrose Environmental Group, Inc. (A)	505	22,503
MSA Safety, Inc.	660	123,875
NL Industries, Inc.	1,028	6,199
Odyssey Marine Exploration, Inc. (A)	239	1,166
OPENLANE, Inc. (A)	1,993	33,064
Perma-Fix Environmental Services, Inc. (A)	145	1,469
Pitney Bowes, Inc.	3,034	15,413
Quad/Graphics, Inc.	985	5,368
Quest Resource Holding Corp. (A)	208	1,830
RB Global, Inc.	3,094	236,258
Republic Services, Inc.	5,239	1,018,147
Rollins, Inc.	7,644	372,951
Steelcase, Inc., Class A	1,640	21,254
Stericycle, Inc. (A)	1,551	90,160
Tetra Tech, Inc.	902	184,441
The Brink's Company	790	80,896
The GEO Group, Inc. (A)	2,079	29,854
UniFirst Corp.	249	42,711
Veralto Corp.	4,165	397,633

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Vestis Corp.	2,171	$26,551
Viad Corp. (A)	380	12,920
VSE Corp.	270	23,836
Waste Management, Inc.	6,748	1,439,618
		7,040,518
Construction and engineering – 0.3%
AECOM	2,060	181,568
Ameresco, Inc., Class A (A)	589	16,969
API Group Corp. (A)	3,887	146,268
Arcosa, Inc.	836	69,731
Argan, Inc.	313	22,899
Bowman Consulting Group, Ltd. (A)	196	6,231
Comfort Systems USA, Inc.	610	185,513
Concrete Pumping Holdings, Inc. (A)	739	4,441
Construction Partners, Inc., Class A (A)	756	41,739
Dycom Industries, Inc. (A)	494	83,367
EMCOR Group, Inc.	787	287,318
Emeren Group, Ltd., ADR (A)	836	1,254
Fluor Corp. (A)	2,847	123,987
Granite Construction, Inc.	774	47,965
Great Lakes Dredge & Dock Corp. (A)	1,412	12,397
IES Holdings, Inc. (A)	416	57,961
Limbach Holdings, Inc. (A)	147	8,369
MasTec, Inc. (A)	1,343	143,688
Matrix Service Company (A)	644	6,395
MDU Resources Group, Inc.	3,302	82,880
MYR Group, Inc. (A)	310	42,070
Northwest Pipe Company (A)	240	8,153
Orion Group Holdings, Inc. (A)	363	3,452
Primoris Services Corp.	1,003	50,040
Quanta Services, Inc.	2,386	606,259
Sterling Infrastructure, Inc. (A)	579	68,519
Tutor Perini Corp. (A)	1,033	22,499
Valmont Industries, Inc.	352	96,606
WillScot Mobile Mini Holdings Corp. (A)	2,691	101,289
		2,529,827
Electrical equipment – 0.8%
Acuity Brands, Inc.	522	126,032
Allient, Inc.	303	7,657
American Superconductor Corp. (A)	626	14,642
AMETEK, Inc.	3,811	635,332
Amprius Technologies, Inc. (A)	1,853	2,353
Array Technologies, Inc. (A)	2,578	26,450
Atkore, Inc.	631	85,141
Beam Global (A)(B)	239	1,102
Blink Charging Company (A)(B)	1,091	2,989
Bloom Energy Corp., Class A (A)(B)	3,596	44,015
Broadwind, Inc. (A)	205	672
ChargePoint Holdings, Inc. (A)(B)	6,273	9,472
Eaton Corp. PLC	6,645	2,083,540
Emerson Electric Company	9,697	1,068,222
Encore Wire Corp.	158	45,793
Energy Vault Holdings, Inc. (A)(B)	2,476	2,351
EnerSys	698	72,257
Enovix Corp. (A)(B)	2,749	42,500
Fluence Energy, Inc. (A)	2,005	34,767
Flux Power Holdings, Inc. (A)	204	634
FuelCell Energy, Inc. (A)(B)	7,872	5,029
GE Vernova, Inc. (A)	4,611	790,833
Generac Holdings, Inc. (A)	1,056	139,624
GrafTech International, Ltd. (A)	4,298	4,169
Hubbell, Inc.	905	330,759
Ideal Power, Inc. (A)	111	784
LSI Industries, Inc.	372	5,383
Net Power, Inc. (A)	1,251	12,297
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
NEXTracker, Inc., Class A (A)	2,333	$109,371
NuScale Power Corp. (A)(B)	1,329	15,536
nVent Electric PLC	2,760	211,444
Pioneer Power Solutions, Inc. (A)	53	210
Plug Power, Inc. (A)(B)	10,473	24,402
Powell Industries, Inc.	230	32,982
Preformed Line Products Company	95	11,831
Regal Rexnord Corp.	1,125	152,123
Rockwell Automation, Inc.	1,946	535,695
Sensata Technologies Holding PLC	2,560	95,718
SES AI Corp. (A)	5,398	6,748
Shoals Technologies Group, Inc., Class A (A)	2,890	18,034
SKYX Platforms Corp. (A)(B)	1,636	1,554
Stem, Inc. (A)(B)	2,685	2,980
SunPower Corp. (A)(B)	3,027	8,960
Sunrun, Inc. (A)	3,725	44,179
Thermon Group Holdings, Inc. (A)	624	19,194
TPI Composites, Inc. (A)	773	3,084
Ultralife Corp. (A)	163	1,731
Vertiv Holdings Company, Class A	6,444	557,857
Vicor Corp. (A)	559	18,536
		7,466,968
Ground transportation – 0.9%
ArcBest Corp.	422	45,188
Avis Budget Group, Inc.	656	68,565
Covenant Logistics Group, Inc.	203	10,006
CSX Corp.	32,524	1,087,928
FTAI Infrastructure, Inc.	1,753	15,128
Heartland Express, Inc.	1,446	17,829
Hertz Global Holdings, Inc. (A)	5,318	18,773
JB Hunt Transport Services, Inc.	1,752	280,320
Knight-Swift Transportation Holdings, Inc.	2,726	136,082
Landstar System, Inc.	594	109,581
Lyft, Inc., Class A (A)	6,411	90,395
Marten Transport, Ltd.	1,419	26,181
Norfolk Southern Corp.	3,630	779,325
Old Dominion Freight Line, Inc.	3,570	630,462
PAM Transportation Services, Inc. (A)	403	7,000
RXO, Inc. (A)	1,946	50,888
Ryder System, Inc.	744	92,167
Saia, Inc. (A)	449	212,956
Schneider National, Inc., Class B	1,620	39,139
Uber Technologies, Inc. (A)	34,650	2,518,362
U-Haul Holding Company (A)	333	20,556
U-Haul Holding Company, Series N	2,999	180,000
Union Pacific Corp.	10,112	2,287,941
Universal Logistics Holdings, Inc.	464	18,834
Werner Enterprises, Inc.	980	35,113
XPO, Inc. (A)	1,961	208,160
		8,986,879
Industrial conglomerates – 0.3%
3M Company	9,351	955,579
Honeywell International, Inc.	10,919	2,331,643
		3,287,222
Machinery – 1.7%
374Water, Inc. (A)	2,365	2,838
3D Systems Corp. (A)	2,231	6,849
AGCO Corp.	1,239	121,273
Alamo Group, Inc.	213	36,849
Albany International Corp., Class A	524	44,252
Allison Transmission Holdings, Inc.	1,466	111,269
Astec Industries, Inc.	412	12,220
Atmus Filtration Technologies, Inc. (A)	554	15,944

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Barnes Group, Inc.	889	$36,813
Blue Bird Corp. (A)	511	27,517
Caterpillar, Inc.	8,363	2,785,715
Chart Industries, Inc. (A)	728	105,080
Columbus McKinnon Corp.	532	18,375
Commercial Vehicle Group, Inc. (A)	752	3,685
Crane Company	950	137,731
Cummins, Inc.	2,222	615,338
Deere & Company	4,714	1,761,292
Donaldson Company, Inc.	1,997	142,905
Douglas Dynamics, Inc.	425	9,945
Dover Corp.	2,244	404,930
Energy Recovery, Inc. (A)	1,056	14,034
Enerpac Tool Group Corp.	1,011	38,600
Enpro, Inc.	363	52,842
Esab Corp.	1,001	94,524
ESCO Technologies, Inc.	443	46,533
Federal Signal Corp.	1,034	86,515
Flowserve Corp.	2,207	106,157
Fortive Corp.	5,972	442,525
Franklin Electric Company, Inc.	783	75,419
Gates Industrial Corp. PLC (A)	4,677	73,943
Gencor Industries, Inc. (A)	339	6,556
Graco, Inc.	2,846	225,631
Graham Corp. (A)	310	8,730
Helios Technologies, Inc.	569	27,170
Hillenbrand, Inc.	1,194	47,784
Hillman Solutions Corp. (A)	3,141	27,798
Hurco Companies, Inc.	183	2,793
Hyliion Holdings Corp. (A)	3,087	5,001
Hyster-Yale, Inc.	272	18,967
IDEX Corp.	1,288	259,146
Illinois Tool Works, Inc.	5,021	1,189,776
Ingersoll Rand, Inc.	6,616	600,997
ITT, Inc.	1,359	175,556
John Bean Technologies Corp.	542	51,474
Kadant, Inc.	210	61,694
Kennametal, Inc.	1,405	33,074
LB Foster Company, Class A (A)	298	6,413
Lincoln Electric Holdings, Inc.	959	180,906
Lindsay Corp.	190	23,347
Mayville Engineering Company, Inc. (A)	441	7,347
Miller Industries, Inc.	293	16,121
Mueller Industries, Inc.	1,871	106,535
Mueller Water Products, Inc., Class A	2,820	50,534
Nikola Corp. (A)(B)	582	4,771
NN, Inc. (A)	766	2,298
Nordson Corp.	829	192,278
Omega Flex, Inc.	199	10,205
Oshkosh Corp.	1,082	117,072
Otis Worldwide Corp.	6,783	652,932
PACCAR, Inc.	8,691	894,652
Parker-Hannifin Corp.	2,138	1,081,422
Park-Ohio Holdings Corp.	316	8,181
Proto Labs, Inc. (A)	501	15,476
RBC Bearings, Inc. (A)	491	132,462
REV Group, Inc.	1,120	27,877
Snap-on, Inc.	884	231,069
SPX Technologies, Inc. (A)	785	111,580
Standex International Corp.	223	35,936
Stanley Black & Decker, Inc.	2,585	206,516
Stratasys, Ltd. (A)	1,117	9,372
Symbotic, Inc. (A)	1,371	48,204
Taylor Devices, Inc. (A)	18	810
Tennant Company	359	35,340
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Terex Corp.	1,130	$61,969
The Gorman-Rupp Company	562	20,631
The Greenbrier Companies, Inc.	566	28,045
The Manitowoc Company, Inc. (A)	748	8,624
The Middleby Corp. (A)	905	110,962
The Shyft Group, Inc.	664	7,875
The Timken Company	1,188	95,194
The Toro Company	1,763	164,858
Titan International, Inc. (A)	1,133	8,396
Trinity Industries, Inc.	1,368	40,931
Twin Disc, Inc.	152	1,791
Wabash National Corp.	849	18,542
Wabtec Corp.	2,897	457,871
Watts Water Technologies, Inc., Class A	461	84,534
Xylem, Inc.	4,082	553,642
		16,047,580
Marine transportation – 0.0%
Genco Shipping & Trading, Ltd.	637	13,574
Kirby Corp. (A)	1,003	120,089
Matson, Inc.	621	81,332
Pangaea Logistics Solutions, Ltd.	476	3,727
Star Bulk Carriers Corp.	634	15,457
Toro Corp. (A)	271	1,087
		235,266
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,116	85,486
Allegiant Travel Company	324	16,275
American Airlines Group, Inc. (A)	10,932	123,860
Blade Air Mobility, Inc. (A)	1,134	3,946
Delta Air Lines, Inc.	10,447	495,606
Frontier Group Holdings, Inc. (A)	3,250	16,023
Hawaiian Holdings, Inc. (A)	993	12,343
JetBlue Airways Corp. (A)	5,782	35,212
Joby Aviation, Inc. (A)(B)	11,868	60,527
SkyWest, Inc. (A)	836	68,611
Southwest Airlines Company	10,070	288,103
Spirit Airlines, Inc. (B)	1,868	6,837
Sun Country Airlines Holdings, Inc. (A)	872	10,952
United Airlines Holdings, Inc. (A)	5,522	268,701
Wheels Up Experience, Inc. (A)(B)	11,885	22,463
		1,514,945
Professional services – 0.8%
Alight, Inc., Class A (A)	8,451	62,368
Asure Software, Inc. (A)	323	2,713
Automatic Data Processing, Inc.	6,822	1,628,343
Barrett Business Services, Inc.	552	18,089
BlackSky Technology, Inc. (A)	2,296	2,457
Booz Allen Hamilton Holding Corp.	2,090	321,651
Broadridge Financial Solutions, Inc.	1,988	391,636
CACI International, Inc., Class A (A)	328	141,083
CBIZ, Inc. (A)	893	66,171
Concentrix Corp.	1,121	70,937
Conduent, Inc. (A)	3,930	12,812
CSG Systems International, Inc.	542	22,314
Dayforce, Inc. (A)	2,645	131,192
Dun & Bradstreet Holdings, Inc.	7,330	67,876
Equifax, Inc.	2,078	503,832
EXL Service Holdings, Inc. (A)	2,777	87,087
Exponent, Inc.	851	80,947
First Advantage Corp.	2,345	37,684
FiscalNote Holdings, Inc. (A)	2,114	3,086
Forrester Research, Inc. (A)	350	5,978
Franklin Covey Company (A)	263	9,994
FTI Consulting, Inc. (A)	579	124,792

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Genpact, Ltd.	3,018	$97,149
Heidrick & Struggles International, Inc.	391	12,348
HireQuest, Inc.	172	2,124
Huron Consulting Group, Inc. (A)	355	34,968
IBEX Holdings, Ltd. (A)	196	3,171
ICF International, Inc.	314	46,616
Innodata, Inc. (A)	424	6,288
Insperity, Inc.	634	57,827
Jacobs Solutions, Inc.	2,125	296,884
KBR, Inc.	2,295	147,201
Kelly Services, Inc., Class A	696	14,901
Kforce, Inc.	374	23,237
Korn Ferry	900	60,426
Legalzoom.com, Inc. (A)	3,194	26,798
Leidos Holdings, Inc.	2,174	317,143
ManpowerGroup, Inc.	822	57,376
Maximus, Inc.	1,004	86,043
Mistras Group, Inc. (A)	754	6,251
NV5 Global, Inc. (A)	255	23,707
Parsons Corp. (A)	1,755	143,577
Paychex, Inc.	5,952	705,669
Paycom Software, Inc.	1,042	149,048
Paycor HCM, Inc. (A)	3,036	38,557
Paylocity Holding Corp. (A)	957	126,180
Planet Labs PBC (A)	4,332	8,058
RCM Technologies, Inc. (A)	72	1,348
Resources Connection, Inc.	615	6,790
Robert Half, Inc.	1,788	114,396
Science Applications International Corp.	890	104,620
Skillsoft Corp. (A)	127	1,756
Spire Global, Inc. (A)(B)	335	3,631
SS&C Technologies Holdings, Inc.	4,176	261,710
Sterling Check Corp. (A)	1,592	23,562
TaskUS, Inc., Class A (A)	505	6,722
TransUnion	3,282	243,393
TriNet Group, Inc.	624	62,400
TrueBlue, Inc. (A)	614	6,324
TTEC Holdings, Inc.	804	4,728
Upwork, Inc. (A)	2,231	23,983
Verisk Analytics, Inc.	2,380	641,529
Verra Mobility Corp. (A)	2,810	76,432
Willdan Group, Inc. (A)	264	7,616
		7,875,529
Trading companies and distributors – 0.5%
Air Lease Corp.	1,811	86,077
Alta Equipment Group, Inc.	454	3,650
Applied Industrial Technologies, Inc.	639	123,966
Beacon Roofing Supply, Inc. (A)	1,079	97,650
BlueLinx Holdings, Inc. (A)	134	12,474
Boise Cascade Company	652	77,731
Core & Main, Inc., Class A (A)	2,900	141,926
Custom Truck One Source, Inc. (A)	4,215	18,335
Distribution Solutions Group, Inc. (A)	680	20,400
DNOW, Inc. (A)	1,992	27,350
DXP Enterprises, Inc. (A)	379	17,373
EVI Industries, Inc.	239	4,522
Fastenal Company	9,660	607,034
Ferguson PLC	3,371	652,794
GATX Corp.	582	77,034
Global Industrial, Inc.	669	20,980
GMS, Inc. (A)	735	59,248
H&E Equipment Services, Inc.	629	27,783
Herc Holdings, Inc.	492	65,579
Hudson Technologies, Inc. (A)	715	6,285
Karat Packaging, Inc.	258	7,632
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
McGrath RentCorp (B)	425	$45,284
MRC Global, Inc. (A)	1,509	19,481
MSC Industrial Direct Company, Inc., Class A	752	59,641
Rush Enterprises, Inc., Class A	1,090	45,638
SiteOne Landscape Supply, Inc. (A)	766	93,000
Titan Machinery, Inc. (A)	402	6,392
Transcat, Inc. (A)	141	16,875
United Rentals, Inc.	1,129	730,158
W.W. Grainger, Inc.	829	747,957
Watsco, Inc.	566	262,194
WESCO International, Inc.	863	136,803
Willis Lease Finance Corp.	61	4,227
Xometry, Inc., Class A (A)	762	8,809
		4,332,282
		85,257,260
Information technology – 28.8%
Communications equipment – 0.7%
ADTRAN Holdings, Inc.	1,285	6,759
Applied Optoelectronics, Inc. (A)	584	4,841
Arista Networks, Inc. (A)	5,249	1,839,670
Aviat Networks, Inc. (A)	149	4,275
Calix, Inc. (A)	1,129	40,000
Cambium Networks Corp. (A)	513	1,431
Ciena Corp. (A)	2,533	122,040
Cisco Systems, Inc.	67,736	3,218,137
Clearfield, Inc. (A)	255	9,833
CommScope Holding Company, Inc. (A)	3,622	4,455
Comtech Telecommunications Corp. (A)(B)	548	1,660
Digi International, Inc. (A)	613	14,056
DZS, Inc. (A)	566	662
Extreme Networks, Inc. (A)	2,202	29,617
F5, Inc. (A)	1,000	172,230
Harmonic, Inc. (A)	1,878	22,104
Infinera Corp. (A)	3,747	22,819
Inseego Corp. (A)	196	2,089
Juniper Networks, Inc.	5,405	197,066
KVH Industries, Inc. (A)	504	2,344
Lantronix, Inc. (A)	468	1,661
Lumentum Holdings, Inc. (A)	1,134	57,743
Motorola Solutions, Inc.	2,783	1,074,377
NETGEAR, Inc. (A)	540	8,262
NetScout Systems, Inc. (A)	1,212	22,167
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	8,643
Ubiquiti, Inc.	1,039	151,341
Viasat, Inc. (A)	2,126	27,000
Viavi Solutions, Inc. (A)	3,860	26,518
		7,093,800
Electronic equipment, instruments and components – 0.6%
908 Devices, Inc. (A)	530	2,730
Advanced Energy Industries, Inc.	629	68,410
Airgain, Inc. (A)	137	827
Amphenol Corp., Class A	19,888	1,339,855
Arlo Technologies, Inc. (A)	1,497	19,521
Arrow Electronics, Inc. (A)	776	93,710
Avnet, Inc.	1,539	79,243
Badger Meter, Inc.	495	92,243
Bel Fuse, Inc., Class B	224	14,614
Belden, Inc.	729	68,380
Benchmark Electronics, Inc.	648	25,570
CDW Corp.	2,202	492,896
Climb Global Solutions, Inc.	42	2,638
Coda Octopus Group, Inc. (A)	29	175

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Cognex Corp.	2,950	$137,942
Coherent Corp. (A)	2,571	186,295
Corning, Inc.	14,476	562,393
Crane NXT Company	950	58,349
CTS Corp.	560	28,353
Daktronics, Inc. (A)	1,093	15,247
ePlus, Inc. (A)	432	31,830
Evolv Technologies Holdings, Inc. (A)	2,541	6,480
Fabrinet (A)	610	149,322
FARO Technologies, Inc. (A)	367	5,872
Flex, Ltd. (A)	6,579	194,015
Identiv, Inc. (A)	347	1,492
Insight Enterprises, Inc. (A)	419	83,113
IPG Photonics Corp. (A)	805	67,934
Iteris, Inc. (A)	1,032	4,469
Itron, Inc. (A)	770	76,199
Jabil, Inc.	2,007	218,342
Keysight Technologies, Inc. (A)	2,864	391,652
Kimball Electronics, Inc. (A)	462	10,155
Knowles Corp. (A)	1,589	27,426
Lightwave Logic, Inc. (A)	1,967	5,881
Littelfuse, Inc.	421	107,603
Luna Innovations, Inc. (A)	456	1,459
Methode Electronics, Inc.	649	6,717
MicroVision, Inc. (A)(B)	3,204	3,396
Mirion Technologies, Inc. (A)	3,640	39,094
Napco Security Technologies, Inc.	650	33,768
nLight, Inc. (A)	848	9,269
Novanta, Inc. (A)	607	99,008
OSI Systems, Inc. (A)	287	39,468
Ouster, Inc. (A)	660	6,488
PAR Technology Corp. (A)	434	20,437
PC Connection, Inc.	492	31,586
Plexus Corp. (A)	455	46,947
Powerfleet, Inc. (A)	439	2,006
Richardson Electronics, Ltd.	108	1,284
Rogers Corp. (A)	321	38,716
Sanmina Corp. (A)	959	63,534
ScanSource, Inc. (A)	460	20,383
SmartRent, Inc. (A)	3,338	7,978
TD SYNNEX Corp.	1,340	154,636
Teledyne Technologies, Inc. (A)	803	311,548
Trimble, Inc. (A)	4,230	236,542
TTM Technologies, Inc. (A)	1,778	34,547
Vishay Intertechnology, Inc.	2,037	45,425
Vishay Precision Group, Inc. (A)	247	7,519
Vontier Corp.	2,588	98,862
Vuzix Corp. (A)(B)	1,189	1,605
Wrap Technologies, Inc. (A)	659	1,318
Zebra Technologies Corp., Class A (A)	874	270,005
		6,304,721
IT services – 1.1%
Accenture PLC, Class A	10,474	3,177,916
Akamai Technologies, Inc. (A)	2,561	230,695
Amdocs, Ltd.	2,016	159,103
Applied Digital Corp. (A)(B)	1,755	10,442
ASGN, Inc. (A)	823	72,564
Backblaze, Inc., Class A (A)	563	3,468
BigBear.ai Holdings, Inc. (A)(B)	2,589	3,909
BigCommerce Holdings, Inc., Series 1 (A)	1,209	9,745
Brightcove, Inc. (A)	902	2,138
Cloudflare, Inc., Class A (A)	4,963	411,085
Cognizant Technology Solutions Corp., Class A	8,293	563,924
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Couchbase, Inc. (A)	763	$13,932
CSP, Inc.	130	1,937
DecisionPoint Systems, Inc. (A)	84	857
DigitalOcean Holdings, Inc. (A)	1,622	56,365
DXC Technology Company (A)	3,794	72,427
EPAM Systems, Inc. (A)	984	185,100
Fastly, Inc., Class A (A)	2,166	15,963
Gartner, Inc. (A)	1,295	581,533
GoDaddy, Inc., Class A (A)	2,321	324,267
Grid Dynamics Holdings, Inc. (A)	1,255	13,190
IBM Corp.	15,331	2,651,496
Information Services Group, Inc.	1,038	3,052
Kyndryl Holdings, Inc. (A)	3,854	101,399
MongoDB, Inc. (A)	1,197	299,202
Okta, Inc. (A)	2,662	249,190
Perficient, Inc. (A)	584	43,677
Rackspace Technology, Inc. (A)	3,608	10,752
Snowflake, Inc., Class A (A)	5,592	755,423
Squarespace, Inc., Class A (A)	1,525	66,536
The Hackett Group, Inc.	589	12,793
Twilio, Inc., Class A (A)	3,077	174,804
Unisys Corp. (A)	1,317	5,439
VeriSign, Inc. (A)	1,654	294,081
		10,578,404
Semiconductors and semiconductor equipment – 10.1%
ACM Research, Inc., Class A (A)	1,003	23,129
Advanced Micro Devices, Inc. (A)	26,935	4,369,126
Aehr Test Systems (A)	494	5,518
Allegro MicroSystems, Inc. (A)	3,281	92,655
Alpha & Omega Semiconductor, Ltd. (A)	487	18,199
Ambarella, Inc. (A)	688	37,118
Amkor Technology, Inc.	4,139	165,643
Amtech Systems, Inc. (A)	277	1,623
Analog Devices, Inc.	8,330	1,901,406
Applied Materials, Inc.	13,885	3,276,721
Atomera, Inc. (A)	405	1,543
Axcelis Technologies, Inc. (A)	552	78,489
AXT, Inc. (A)	574	1,940
Broadcom, Inc.	7,827	12,566,483
CEVA, Inc. (A)	442	8,526
Cirrus Logic, Inc. (A)	928	118,468
Cohu, Inc. (A)	842	27,870
Credo Technology Group Holding, Ltd. (A)	2,536	81,000
CVD Equipment Corp. (A)	64	249
Diodes, Inc. (A)	785	56,465
Enphase Energy, Inc. (A)	2,321	231,427
Entegris, Inc.	2,550	345,270
Everspin Technologies, Inc. (A)	159	952
First Solar, Inc. (A)	1,815	409,210
FormFactor, Inc. (A)	1,299	78,628
GlobalFoundries, Inc. (A)(B)	9,311	470,764
GSI Technology, Inc. (A)	338	896
Ichor Holdings, Ltd. (A)	463	17,849
Impinj, Inc. (A)	455	71,330
Indie Semiconductor, Inc., Class A (A)	2,748	16,955
Intel Corp.	70,206	2,174,280
inTEST Corp. (A)	104	1,028
KLA Corp.	2,280	1,879,883
Kopin Corp. (A)	1,752	1,472
Kulicke & Soffa Industries, Inc.	961	47,272
Lam Research Corp.	2,192	2,334,151
Lattice Semiconductor Corp. (A)	2,351	136,334
MACOM Technology Solutions Holdings, Inc. (A)	1,196	133,318
Magnachip Semiconductor Corp. (A)	627	3,053

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology, Inc.	14,208	$993,139
MaxLinear, Inc. (A)	1,385	27,894
Microchip Technology, Inc.	9,028	826,062
Micron Technology, Inc.	18,296	2,406,473
MKS Instruments, Inc.	1,135	148,208
Monolithic Power Systems, Inc.	810	665,561
Navitas Semiconductor Corp. (A)	2,958	11,625
NVE Corp.	86	6,423
NVIDIA Corp.	417,450	51,571,773
ON Semiconductor Corp. (A)	6,926	474,777
Onto Innovation, Inc. (A)	832	182,674
PDF Solutions, Inc. (A)	654	23,793
Photronics, Inc. (A)	1,065	26,274
Pixelworks, Inc. (A)	874	859
Power Integrations, Inc.	962	67,523
Qorvo, Inc. (A)	1,479	171,623
Qualcomm, Inc.	18,733	3,731,239
QuickLogic Corp. (A)	132	1,371
Rambus, Inc. (A)	1,835	107,825
Rigetti Computing, Inc. (A)(B)	2,396	2,564
Semtech Corp. (A)	1,087	32,480
Silicon Laboratories, Inc. (A)	544	60,183
SiTime Corp. (A)	381	47,389
SkyWater Technology, Inc. (A)	735	5,623
Skyworks Solutions, Inc.	2,523	268,901
SMART Global Holdings, Inc. (A)	881	20,148
Synaptics, Inc. (A)	661	58,300
Teradyne, Inc.	2,355	349,223
Texas Instruments, Inc.	15,236	2,963,859
Ultra Clean Holdings, Inc. (A)	780	38,220
Universal Display Corp.	802	168,621
Veeco Instruments, Inc. (A)	900	42,039
Wolfspeed, Inc. (A)	2,162	49,207
		96,738,116
Software – 10.2%
8x8, Inc. (A)	2,080	4,618
A10 Networks, Inc.	1,300	18,005
ACI Worldwide, Inc. (A)	1,879	74,390
Adeia, Inc.	1,869	20,905
Adobe, Inc. (A)	7,530	4,183,216
Agilysys, Inc. (A)	425	44,260
Alarm.com Holdings, Inc. (A)	841	53,437
Alkami Technology, Inc. (A)	1,556	44,315
Altair Engineering, Inc., Class A (A)	910	89,253
American Software, Inc., Class A	618	5,642
Amplitude, Inc., Class A (A)	1,391	12,380
ANSYS, Inc. (A)	1,474	473,891
Appfolio, Inc., Class A (A)	355	86,822
Appian Corp., Class A (A)	717	22,127
AppLovin Corp., Class A (A)	4,487	373,408
Arteris, Inc. (A)	576	4,326
Asana, Inc., Class A (A)	2,243	31,380
Aspen Technology, Inc. (A)	1,088	216,109
Atlassian Corp., Class A (A)	2,577	455,820
AudioEye, Inc. (A)	147	2,589
Aurora Innovation, Inc. (A)	18,480	51,190
AuthID, Inc. (A)	129	1,339
Autodesk, Inc. (A)	3,557	880,180
AvePoint, Inc. (A)	3,049	31,771
Bentley Systems, Inc., Class B	4,826	238,211
BILL Holdings, Inc. (A)	1,823	95,926
Bit Digital, Inc. (A)(B)	1,535	4,881
Blackbaud, Inc. (A)	900	68,553
Blackline, Inc. (A)	1,030	49,904
Blend Labs, Inc., Class A (A)	3,935	9,287
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Box, Inc., Class A (A)	2,429	$64,223
Braze, Inc., Class A (A)	1,080	41,947
c3.ai, Inc., Class A (A)	1,947	56,385
Cadence Design Systems, Inc. (A)	4,550	1,400,263
CCC Intelligent Solutions Holdings, Inc. (A)	10,345	114,933
Cerence, Inc. (A)	696	1,970
Cipher Mining, Inc. (A)(B)	4,348	18,044
CleanSpark, Inc. (A)	3,557	56,734
Clear Secure, Inc., Class A	1,499	28,046
Clearwater Analytics Holdings, Inc., Class A (A)	1,529	28,317
CommVault Systems, Inc. (A)	745	90,570
Confluent, Inc., Class A (A)	3,631	107,223
Consensus Cloud Solutions, Inc. (A)	308	5,291
CoreCard Corp. (A)	182	2,655
Crowdstrike Holdings, Inc., Class A (A)	3,833	1,468,767
CS Disco, Inc. (A)	961	5,728
CXApp, Inc. (A)	207	418
Daily Journal Corp. (A)	14	5,523
Datadog, Inc., Class A (A)	5,077	658,436
Dave, Inc. (A)	165	5,000
Digimarc Corp. (A)	324	10,047
Digital Turbine, Inc. (A)	1,732	2,875
DocuSign, Inc. (A)	3,435	183,773
Dolby Laboratories, Inc., Class A	1,000	79,230
Domo, Inc., Class B (A)	570	4,400
DoubleVerify Holdings, Inc. (A)	2,881	56,093
Dropbox, Inc., Class A (A)	4,461	100,239
Dynatrace, Inc. (A)	5,163	230,993
E2open Parent Holdings, Inc. (A)	5,332	23,941
eGain Corp. (A)	659	4,158
Elastic NV (A)	1,666	189,774
Enfusion, Inc., Class A (A)	1,414	12,047
Envestnet, Inc. (A)	921	57,645
Everbridge, Inc. (A)	685	23,968
EverCommerce, Inc. (A)	1,958	21,499
Expensify, Inc., Class A (A)	1,117	1,664
Fair Isaac Corp. (A)	406	604,396
Five9, Inc. (A)	1,233	54,375
Fortinet, Inc. (A)	12,625	760,909
Freshworks, Inc., Class A (A)	3,246	41,192
Gen Digital, Inc.	10,808	269,984
Gitlab, Inc., Class A (A)	1,766	87,806
Guidewire Software, Inc. (A)	1,370	188,909
HashiCorp, Inc., Class A (A)	1,884	63,472
HubSpot, Inc. (A)	848	500,142
Hut 8 Corp. (A)(B)	1,659	24,868
Informatica, Inc., Class A (A)	4,114	127,040
Intapp, Inc. (A)	1,174	43,051
InterDigital, Inc.	505	58,863
Intuit, Inc.	4,691	3,082,972
Jamf Holding Corp. (A)	2,133	35,195
JFrog, Ltd. (A)	1,748	65,637
Kaltura, Inc. (A)	1,831	2,197
Klaviyo, Inc., Class A (A)	707	17,597
LiveRamp Holdings, Inc. (A)	1,144	35,395
Manhattan Associates, Inc. (A)	1,045	257,781
Marathon Digital Holdings, Inc. (A)(B)	4,612	91,548
Matterport, Inc. (A)	5,336	23,852
MeridianLink, Inc. (A)	1,335	28,516
Microsoft Corp.	124,148	55,487,949
MicroStrategy, Inc., Class A (A)(B)	246	338,860
Mitek Systems, Inc. (A)	858	9,592
N-able, Inc. (A)	3,105	47,289

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
NCino, Inc. (A)	1,925	$60,541
NCR Voyix Corp. (A)	2,337	28,862
NextNav, Inc. (A)	1,876	15,214
Nutanix, Inc., Class A (A)	3,978	226,149
Olo, Inc., Class A (A)	1,891	8,358
ON24, Inc. (A)	546	3,281
OneSpan, Inc. (A)	743	9,525
Ooma, Inc. (A)	477	4,737
Oracle Corp.	45,908	6,482,210
PagerDuty, Inc. (A)	1,555	35,656
Palantir Technologies, Inc., Class A (A)	34,727	879,635
Palo Alto Networks, Inc. (A)	5,304	1,798,109
Pegasystems, Inc.	1,415	85,650
Porch Group, Inc. (A)	1,620	2,446
PowerSchool Holdings, Inc., Class A (A)	2,765	61,908
Procore Technologies, Inc. (A)	2,420	160,470
Progress Software Corp.	725	39,339
PROS Holdings, Inc. (A)	783	22,433
PTC, Inc. (A)	2,011	365,338
Q2 Holdings, Inc. (A)	981	59,184
Qualys, Inc. (A)	614	87,556
Rapid7, Inc. (A)	1,032	44,613
Red Violet, Inc. (A)	179	4,547
Rekor Systems, Inc. (A)	1,043	1,617
ReposiTrak, Inc.	166	2,538
Rimini Street, Inc. (A)	1,519	4,663
RingCentral, Inc., Class A (A)	1,429	40,298
Riot Platforms, Inc. (A)(B)	5,089	46,513
Roper Technologies, Inc.	1,780	1,003,315
Salesforce, Inc.	16,191	4,162,706
Samsara, Inc., Class A (A)	2,853	96,146
SecureWorks Corp., Class A (A)	542	3,794
SEMrush Holdings, Inc., Class A (A)	2,009	26,901
SentinelOne, Inc., Class A (A)	4,111	86,537
ServiceNow, Inc. (A)	3,417	2,688,051
Smartsheet, Inc., Class A (A)	2,267	99,929
SolarWinds Corp.	2,802	33,764
SoundHound AI, Inc., Class A (A)(B)	3,460	13,667
SoundThinking, Inc. (A)	239	2,911
Sprinklr, Inc., Class A (A)	2,310	22,222
Sprout Social, Inc., Class A (A)	816	29,115
SPS Commerce, Inc. (A)	618	116,283
Stronghold Digital Mining, Inc. (A)	130	558
Synopsys, Inc. (A)	2,550	1,517,403
Telos Corp. (A)	1,120	4,502
Tenable Holdings, Inc. (A)	1,968	85,765
Teradata Corp. (A)	1,675	57,888
TeraWulf, Inc. (A)	4,043	17,991
Tyler Technologies, Inc. (A)	715	359,488
UiPath, Inc., Class A (A)	8,122	102,987
Unity Software, Inc. (A)	6,529	106,162
Upland Software, Inc. (A)	553	1,377
Varonis Systems, Inc. (A)	1,852	88,840
Verint Systems, Inc. (A)	1,108	35,678
Veritone, Inc. (A)(B)	682	1,541
Vertex, Inc., Class A (A)	940	33,887
Viant Technology, Inc., Class A (A)	614	6,060
Weave Communications, Inc. (A)	1,088	9,814
Workday, Inc., Class A (A)	3,511	784,919
Workiva, Inc. (A)	847	61,823
Xperi, Inc. (A)	833	6,839
Yext, Inc. (A)	2,165	11,583
Zeta Global Holdings Corp., Class A (A)	3,081	54,380
Zoom Video Communications, Inc., Class A (A)	4,280	253,333
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc. (A)	2,474	$475,478
Zuora, Inc., Class A (A)	2,245	22,293
		98,227,661
Technology hardware, storage and peripherals – 6.1%
Apple, Inc.	257,884	54,315,528
AstroNova, Inc. (A)	1,034	15,965
CompoSecure, Inc.	111	755
Corsair Gaming, Inc. (A)	1,717	18,956
CPI Card Group, Inc. (A)	174	4,742
Dell Technologies, Inc., Class C	4,286	591,082
Diebold Nixdorf, Inc. (A)	570	21,934
Eastman Kodak Company (A)	974	5,240
Hewlett Packard Enterprise Company	21,796	461,421
HP, Inc.	16,093	563,577
Immersion Corp. (A)	731	6,879
Intevac, Inc. (A)	711	2,744
IonQ, Inc. (A)(B)	3,452	24,268
NetApp, Inc.	3,522	453,634
One Stop Systems, Inc. (A)	311	750
Pure Storage, Inc., Class A (A)	5,214	334,791
Seagate Technology Holdings PLC	3,505	361,961
Super Micro Computer, Inc. (A)	922	755,441
TransAct Technologies, Inc. (A)	27	102
Turtle Beach Corp. (A)	214	3,069
Western Digital Corp. (A)	5,462	413,856
Xerox Holdings Corp.	2,572	29,887
		58,386,582
		277,329,284
Materials – 2.5%
Chemicals – 1.4%
AdvanSix, Inc.	524	12,010
Air Products & Chemicals, Inc.	3,773	973,623
Albemarle Corp.	2,004	191,422
Alto Ingredients, Inc. (A)	1,282	1,852
American Vanguard Corp.	632	5,435
Arcadium Lithium PLC (A)	18,424	61,905
Arq, Inc. (A)	447	2,713
Ashland, Inc.	880	83,151
Aspen Aerogels, Inc. (A)	1,192	28,429
Avient Corp.	1,554	67,832
Axalta Coating Systems, Ltd. (A)	3,722	127,181
Balchem Corp.	540	83,133
Cabot Corp.	754	69,285
Celanese Corp.	1,836	247,658
CF Industries Holdings, Inc.	3,051	226,140
Core Molding Technologies, Inc. (A)	65	1,036
Corteva, Inc.	11,375	613,568
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,851	628,696
DuPont de Nemours, Inc.	6,734	542,020
Eastman Chemical Company	1,972	193,197
Ecolab, Inc.	4,737	1,127,406
Ecovyst, Inc. (A)	2,468	22,138
Element Solutions, Inc.	3,916	106,202
Flotek Industries, Inc. (A)	471	2,313
FMC Corp.	2,131	122,639
Ginkgo Bioworks Holdings, Inc. (A)(B)	27,683	9,254
Hawkins, Inc.	415	37,765
HB Fuller Company	899	69,187
Huntsman Corp.	3,124	71,133
Ingevity Corp. (A)	659	28,805
Innospec, Inc.	400	49,436
International Flavors & Fragrances, Inc.	4,346	413,783
Intrepid Potash, Inc. (A)	189	4,428

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Koppers Holdings, Inc.	390	$14,426
Kronos Worldwide, Inc.	1,678	21,059
Linde PLC	8,113	3,560,066
LSB Industries, Inc. (A)	1,275	10,430
LyondellBasell Industries NV, Class A	5,442	520,582
Mativ Holdings, Inc.	986	16,723
Minerals Technologies, Inc.	519	43,160
NewMarket Corp.	129	66,509
Northern Technologies International Corp.	1,360	22,522
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	1,703	80,296
PPG Industries, Inc.	3,876	487,950
PureCycle Technologies, Inc. (A)(B)	2,836	16,789
Quaker Chemical Corp.	311	52,777
Rayonier Advanced Materials, Inc. (A)	1,194	6,495
RPM International, Inc.	2,176	234,312
Sensient Technologies Corp.	716	53,120
Stepan Company	363	30,477
The Chemours Company	2,472	55,793
The Mosaic Company	5,056	146,118
The Scotts Miracle-Gro Company	940	61,156
The Sherwin-Williams Company	4,306	1,285,040
Trinseo PLC	546	1,261
Tronox Holdings PLC	2,583	40,527
Valhi, Inc.	518	9,236
Westlake Chemical Partners LP	369	8,332
Westlake Corp.	2,161	312,956
		13,383,082
Construction materials – 0.3%
CRH PLC	11,516	863,470
Eagle Materials, Inc.	533	115,906
Knife River Corp. (A)	933	65,441
Martin Marietta Materials, Inc.	1,041	564,014
Summit Materials, Inc., Class A (A)	2,073	75,893
United States Lime & Minerals, Inc.	114	41,517
Vulcan Materials Company	2,256	561,022
		2,287,263
Containers and packaging – 0.2%
AptarGroup, Inc.	965	135,882
Avery Dennison Corp.	1,362	297,801
Ball Corp.	5,350	321,107
Berry Global Group, Inc.	1,954	114,993
Crown Holdings, Inc.	2,047	152,276
Graphic Packaging Holding Company	5,178	135,715
Greif, Inc., Class A	508	29,195
International Paper Company	5,838	251,910
Myers Industries, Inc.	710	9,500
O-I Glass, Inc. (A)	2,587	28,793
Packaging Corp. of America	1,420	259,235
Pactiv Evergreen, Inc.	2,903	32,862
Ranpak Holdings Corp. (A)	1,290	8,295
Sealed Air Corp.	2,439	84,853
Silgan Holdings, Inc.	1,867	79,030
Sonoco Products Company	1,604	81,355
TriMas Corp.	806	20,601
Westrock Company	4,347	218,480
		2,261,883
Metals and mining – 0.6%
5E Advanced Materials, Inc. (A)(B)	910	1,101
Alcoa Corp.	3,047	121,210
Alpha Metallurgical Resources, Inc.	229	64,241
Arch Resources, Inc.	298	45,365
ATI, Inc. (A)	2,184	121,103
Atlas Lithium Corp. (A)	231	2,398
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Carpenter Technology Corp.	853	$93,472
Century Aluminum Company (A)	1,672	28,006
Cleveland-Cliffs, Inc. (A)	8,622	132,693
Coeur Mining, Inc. (A)	5,923	33,287
Commercial Metals Company	1,950	107,231
Compass Minerals International, Inc.	681	7,035
Contango ORE, Inc. (A)	161	2,909
Dakota Gold Corp. (A)	1,394	3,555
Freeport-McMoRan, Inc.	23,788	1,156,097
Friedman Industries, Inc.	48	725
Gatos Silver, Inc. (A)	1,095	11,432
Haynes International, Inc.	261	15,321
Hecla Mining Company	10,616	51,488
Hycroft Mining Holding Corp. (A)	359	862
Kaiser Aluminum Corp.	289	25,403
Lifezone Metals, Ltd. (A)(B)	2,287	17,564
Materion Corp.	365	39,467
Metallus, Inc. (A)	841	17,047
MP Materials Corp. (A)(B)	3,098	39,438
Newmont Corp.	19,650	822,746
NioCorp Developments, Ltd. (A)	588	1,017
Nucor Corp.	4,019	635,324
Olympic Steel, Inc.	262	11,745
Pan American Silver Corp., CVR (A)	7,232	3,346
Piedmont Lithium, Inc. (A)	306	3,054
Radius Recycling, Inc.	532	8,124
Ramaco Resources, Inc. (A)	712	8,864
Ramaco Resources, Inc., Class B	134	1,455
Reliance, Inc.	931	265,894
Royal Gold, Inc.	1,113	139,303
Ryerson Holding Corp.	653	12,734
Southern Copper Corp.	12,945	1,394,694
Steel Dynamics, Inc.	2,638	341,621
SunCoke Energy, Inc.	1,558	15,268
Tredegar Corp. (A)	821	3,933
U.S. Steel Corp.	3,744	141,523
Universal Stainless & Alloy Products, Inc. (A)	39	1,068
US Gold Corp. (A)	143	739
Warrior Met Coal, Inc.	859	53,919
Worthington Steel, Inc. (A)	824	27,489
		6,032,310
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	317	15,365
Glatfelter Corp. (A)	999	1,389
Louisiana-Pacific Corp.	1,224	100,772
Mercer International, Inc.	1,093	9,334
Sylvamo Corp.	693	47,540
		174,400
		24,138,938
Real estate – 2.4%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,411	23,931
American Assets Trust, Inc.	1,151	25,759
Armada Hoffler Properties, Inc.	1,229	13,630
Broadstone Net Lease, Inc.	2,771	43,976
Empire State Realty Trust, Inc., Class A	2,981	27,962
Essential Properties Realty Trust, Inc.	2,477	68,638
Gladstone Commercial Corp.	793	11,316
Global Net Lease, Inc.	3,529	25,938
Modiv Industrial, Inc.	1,085	15,342
NexPoint Diversified Real Estate Trust	645	3,567
One Liberty Properties, Inc.	547	12,844

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
WP Carey, Inc.	3,602	$198,290
		471,193
Health care REITs – 0.2%
Alexandria Real Estate Equities, Inc.	2,930	342,722
CareTrust REIT, Inc.	1,867	46,862
Community Healthcare Trust, Inc.	472	11,040
Diversified Healthcare Trust	4,438	13,536
Global Medical REIT, Inc.	854	7,754
Healthcare Realty Trust, Inc.	6,470	106,626
Healthpeak Properties, Inc.	5,505	107,898
LTC Properties, Inc.	749	25,841
Medical Properties Trust, Inc.	10,085	43,466
National Health Investors, Inc.	787	53,304
Omega Healthcare Investors, Inc.	4,097	140,322
Sabra Health Care REIT, Inc.	4,102	63,171
Universal Health Realty Income Trust	293	11,468
Ventas, Inc.	6,814	349,286
Welltower, Inc.	9,326	972,236
		2,295,532
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,995	58,087
Ashford Hospitality Trust, Inc. (A)	444	431
Braemar Hotels & Resorts, Inc.	978	2,494
Chatham Lodging Trust	1,043	8,886
DiamondRock Hospitality Company	3,725	31,476
Host Hotels & Resorts, Inc.	11,922	214,358
Park Hotels & Resorts, Inc.	3,834	57,433
Pebblebrook Hotel Trust	2,310	31,763
RLJ Lodging Trust	2,896	27,888
Ryman Hospitality Properties, Inc.	987	98,562
Service Properties Trust	3,030	15,574
Summit Hotel Properties, Inc.	4,939	29,585
Sunstone Hotel Investors, Inc.	3,688	38,576
Xenia Hotels & Resorts, Inc.	2,067	29,620
		644,733
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,591	117,254
EastGroup Properties, Inc.	762	129,616
First Industrial Realty Trust, Inc.	2,253	107,040
Industrial Logistics Properties Trust	1,490	5,483
Innovative Industrial Properties, Inc.	457	49,914
LXP Industrial Trust	4,958	45,217
Plymouth Industrial REIT, Inc.	501	10,711
Prologis, Inc.	15,274	1,715,423
Rexford Industrial Realty, Inc.	3,530	157,403
STAG Industrial, Inc.	2,912	105,007
Terreno Realty Corp.	1,421	84,095
		2,527,163
Office REITs – 0.1%
Boston Properties, Inc.	2,610	160,672
Brandywine Realty Trust	3,382	15,151
COPT Defense Properties	2,009	50,285
Cousins Properties, Inc.	2,664	61,672
Douglas Emmett, Inc.	2,995	39,863
Easterly Government Properties, Inc.	1,561	19,310
Equity Commonwealth (A)	1,849	35,871
Franklin Street Properties Corp.	2,261	3,459
Highwoods Properties, Inc.	1,854	48,705
Hudson Pacific Properties, Inc.	2,615	12,578
JBG SMITH Properties	2,054	31,282
Kilroy Realty Corp.	2,018	62,901
NET Lease Office Properties	222	5,466
New York REIT Liquidating LLC (A)(C)	457	2,847
Office Properties Income Trust	1,104	2,252
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Orion Office REIT, Inc.	983	$3,529
Paramount Group, Inc.	4,071	18,849
Peakstone Realty Trust	700	7,420
Piedmont Office Realty Trust, Inc., Class A	2,477	17,958
SL Green Realty Corp.	1,037	58,736
Vornado Realty Trust	3,256	85,600
		744,406
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	1,793	5,935
CBRE Group, Inc., Class A (A)	5,067	451,520
Compass, Inc., Class A (A)	7,930	28,548
CoStar Group, Inc. (A)	6,941	514,606
DigitalBridge Group, Inc.	2,720	37,264
Doma Holdings, Inc. (A)	230	1,396
Douglas Elliman, Inc. (A)	1,475	1,711
eXp World Holdings, Inc.	2,650	29,905
Fathom Holdings, Inc. (A)	361	621
Forestar Group, Inc. (A)	999	31,958
FRP Holdings, Inc. (A)	452	12,891
Howard Hughes Holdings, Inc. (A)	851	55,162
Jones Lang LaSalle, Inc. (A)	802	164,635
Kennedy-Wilson Holdings, Inc.	2,252	21,889
LuxUrban Hotels, Inc. (A)	537	126
Marcus & Millichap, Inc.	708	22,316
Maui Land & Pineapple Company, Inc. (A)	251	5,535
Newmark Group, Inc., Class A	2,923	29,902
Offerpad Solutions, Inc. (A)(B)	456	2,016
Opendoor Technologies, Inc. (A)	11,190	20,590
RE/MAX Holdings, Inc., Class A	374	3,029
Redfin Corp. (A)	1,922	11,551
Seritage Growth Properties, Class A (A)	866	4,044
Star Holdings (A)	189	2,279
Stratus Properties, Inc. (A)	114	2,875
Tejon Ranch Company (A)	577	9,844
The RMR Group, Inc., Class A	311	7,029
The St. Joe Company	1,041	56,943
Zillow Group, Inc., Class A (A)	240	10,810
Zillow Group, Inc., Class C (A)	3,624	168,117
		1,715,047
Residential REITs – 0.3%
American Homes 4 Rent, Class A	6,153	228,645
Apartment Investment and Management Company, Class A (A)	2,711	22,474
AvalonBay Communities, Inc.	2,406	497,777
Bluerock Homes Trust, Inc.	85	1,488
BRT Apartments Corp.	385	6,726
Camden Property Trust	1,800	196,398
Centerspace	226	15,284
Elme Communities	1,645	26,205
Equity LifeStyle Properties, Inc.	3,171	206,527
Equity Residential	6,415	444,816
Essex Property Trust, Inc.	1,080	293,976
Independence Realty Trust, Inc.	3,712	69,563
Invitation Homes, Inc.	10,387	372,789
Mid-America Apartment Communities, Inc.	1,970	280,942
NexPoint Residential Trust, Inc.	1,049	41,446
Sun Communities, Inc.	2,124	255,602
UDR, Inc.	5,550	228,383
UMH Properties, Inc.	958	15,318
Veris Residential, Inc.	1,641	24,615
		3,228,974
Retail REITs – 0.3%
Acadia Realty Trust	1,812	32,471

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Agree Realty Corp.	1,590	$98,485
Alexander's, Inc.	105	23,610
Brixmor Property Group, Inc.	5,029	116,120
CBL & Associates Properties, Inc.	353	8,253
Federal Realty Investment Trust	1,354	136,713
Getty Realty Corp.	881	23,487
InvenTrust Properties Corp.	993	24,587
Kimco Realty Corp.	11,297	219,840
Kite Realty Group Trust	3,726	83,388
NETSTREIT Corp.	852	13,717
NNN REIT, Inc.	3,009	128,183
Phillips Edison & Company, Inc.	1,954	63,915
Realty Income Corp.	13,892	733,775
Regency Centers Corp.	3,078	191,452
Retail Opportunity Investments Corp.	2,320	28,838
Saul Centers, Inc.	490	18,017
Simon Property Group, Inc.	5,405	820,479
SITE Centers Corp.	3,696	53,592
Tanger, Inc.	1,832	49,666
The Macerich Company	3,448	53,237
Urban Edge Properties	2,162	39,932
Whitestone REIT	991	13,190
		2,974,947
Specialized REITs – 0.8%
American Tower Corp.	7,716	1,499,836
Crown Castle, Inc.	7,354	718,486
CubeSmart	3,757	169,704
Digital Realty Trust, Inc.	5,129	779,864
EPR Properties	135	5,667
Equinix, Inc.	1,588	1,201,481
Extra Space Storage, Inc.	3,585	557,145
Farmland Partners, Inc.	930	10,723
Four Corners Property Trust, Inc.	1,453	35,846
Gaming and Leisure Properties, Inc.	4,356	196,935
Gladstone Land Corp.	706	9,665
Iron Mountain, Inc.	4,919	440,841
Lamar Advertising Company, Class A	1,457	174,155
National Storage Affiliates Trust	1,445	59,563
Outfront Media, Inc.	2,732	39,068
PotlatchDeltic Corp.	1,431	56,367
Public Storage	2,899	833,897
Rayonier, Inc.	2,536	73,772
Safehold, Inc.	1,263	24,363
SBA Communications Corp.	1,845	362,174
Uniti Group, Inc.	4,136	12,077
VICI Properties, Inc.	17,132	490,660
Weyerhaeuser Company	12,365	351,042
		8,103,331
		22,705,326
Utilities – 2.0%
Electric utilities – 1.2%
ALLETE, Inc.	971	60,542
Alliant Energy Corp.	4,261	216,885
American Electric Power Company, Inc.	8,760	768,602
Avangrid, Inc.	5,152	183,051
Constellation Energy Corp.	5,231	1,047,612
Duke Energy Corp.	12,889	1,291,864
Edison International	6,487	465,831
Entergy Corp.	3,393	363,051
Evergy, Inc.	3,875	205,259
Eversource Energy	5,975	338,842
Exelon Corp.	16,926	585,809
FirstEnergy Corp.	9,714	371,755
Genie Energy, Ltd., B Shares	600	8,772
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Hawaiian Electric Industries, Inc.	1,861	$16,786
IDACORP, Inc.	843	78,525
MGE Energy, Inc.	651	48,643
NextEra Energy, Inc.	34,830	2,466,312
NRG Energy, Inc.	3,264	254,135
OGE Energy Corp.	3,277	116,989
Otter Tail Corp.	715	62,627
PG&E Corp.	35,573	621,105
Pinnacle West Capital Corp.	1,895	144,740
PNM Resources, Inc.	1,429	52,816
Portland General Electric Company	1,623	70,179
PPL Corp.	11,701	323,533
The Southern Company	18,541	1,438,225
Xcel Energy, Inc.	9,407	502,428
		12,104,918
Gas utilities – 0.1%
Atmos Energy Corp.	2,372	276,694
Chesapeake Utilities Corp.	341	36,214
National Fuel Gas Company	1,479	80,147
New Jersey Resources Corp.	1,632	69,752
Northwest Natural Holding Company	625	22,569
ONE Gas, Inc.	913	58,295
RGC Resources, Inc.	228	4,663
Southwest Gas Holdings, Inc.	1,193	83,963
Spire, Inc.	874	53,078
Star Group LP	508	5,405
UGI Corp.	3,486	79,829
		770,609
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,685	10,525
Clearway Energy, Inc., Class A	1,122	25,425
Clearway Energy, Inc., Class C	974	24,048
Montauk Renewables, Inc. (A)	6,787	38,686
Ormat Technologies, Inc.	1,025	73,493
Spruce Power Holding Corp. (A)	305	1,113
Sunnova Energy International, Inc. (A)	2,105	11,746
The AES Corp.	11,350	199,420
Vistra Corp.	6,203	533,334
		917,790
Multi-utilities – 0.5%
Ameren Corp.	4,496	319,711
Avista Corp.	1,244	43,055
Black Hills Corp.	1,090	59,274
CenterPoint Energy, Inc.	10,738	332,663
CMS Energy Corp.	4,917	292,709
Consolidated Edison, Inc.	5,621	502,630
Dominion Energy, Inc.	14,221	696,829
DTE Energy Company	3,325	369,108
NiSource, Inc.	6,883	198,299
Northwestern Energy Group, Inc.	961	48,127
Public Service Enterprise Group, Inc.	8,159	601,318
Sempra	10,693	813,310
Unitil Corp.	316	16,366
WEC Energy Group, Inc.	5,354	420,075
		4,713,474
Water utilities – 0.1%
American States Water Company	629	45,647
American Water Works Company, Inc.	3,314	428,036
Artesian Resources Corp., Class A	193	6,786
Cadiz, Inc. (A)	1,083	3,346
California Water Service Group	956	46,356
Essential Utilities, Inc.	4,505	168,172
Global Water Resources, Inc.	595	7,200

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Middlesex Water Company	324	$16,932
Pure Cycle Corp. (A)	615	5,873
SJW Group	527	28,574
The York Water Company	308	11,424
		768,346
		19,275,137
TOTAL COMMON STOCKS (Cost $395,517,105)		$926,298,223
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
Qurate Retail, Inc., 8.000% (B)	260	10,933
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	12,194
TOTAL PREFERRED SECURITIES (Cost $82,033)		$23,127
WARRANTS – 0.0%
Chord Energy Corp. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	2,608
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	508
TOTAL WARRANTS (Cost $62,446)		$3,116
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 3.8%
John Hancock Collateral Trust, 5.2940% (D)(E)	3,680,603	$36,794,253
TOTAL SHORT-TERM INVESTMENTS (Cost $36,796,813)		$36,794,253
Total Investments (Total Stock Market Index Trust) (Cost $432,458,397) – 100.2%		$963,118,719
Other assets and liabilities, net – (0.2%)		(1,754,374)
TOTAL NET ASSETS – 100.0%		$961,364,345
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,373,548.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	34	Long	Sep 2024	$3,505,886	$3,510,500	$4,614
S&P 500 E-Mini Index Futures	117	Long	Sep 2024	32,196,495	32,300,775	104,280
S&P Mid 400 E-Mini Index Futures	2	Long	Sep 2024	593,724	591,620	(2,104)
						$106,790

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 6-30-24:
Equity Income Trust
United States	87.6%
France	3.0%
Germany	2.2%
Switzerland	2.0%
Canada	1.6%
Ireland	1.6%
South Korea	1.1%
Other countries	0.9%
TOTAL	100.0%
Financial Industries Trust
United States	84.7%
Japan	5.6%
Netherlands	2.7%
Denmark	2.0%
Puerto Rico	1.8%
Bermuda	1.3%
Switzerland	1.2%
Other countries	0.7%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	86.5%
United Kingdom	2.8%
Canada	2.2%
France	2.1%
Switzerland	2.0%
Belgium	1.5%
South Korea	1.1%
Netherlands	1.1%
Other countries	0.7%
TOTAL	100.0%
Health Sciences Trust
United States	88.7%
United Kingdom	3.3%
Netherlands	2.6%
Denmark	2.3%
Ireland	1.0%
Other countries	2.1%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	68.4%
Japan	7.0%
United Kingdom	4.3%
France	3.3%
Switzerland	3.3%
Germany	2.6%
Australia	2.2%
Netherlands	1.8%
Denmark	1.2%
Sweden	1.0%
Other countries	4.9%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 6-30-24:
Disciplined Value Emerging Markets Equity Trust
Information technology	27.1%
Materials	21.6%
Consumer discretionary	16.2%
Industrials	13.4%
Consumer staples	6.2%
Health care	4.7%
Real estate	2.4%
Communication services	1.6%
Financials	1.6%
Energy	0.2%
Utilities	0.2%
Other assets and liabilities, net	4.8%
TOTAL	100.0%
Disciplined Value International Trust
Financials	19.2%
Industrials	16.3%
Materials	14.0%
Energy	9.1%
Health care	9.0%
Consumer discretionary	8.9%
Information technology	8.8%
Consumer staples	5.5%
Utilities	5.1%
Communication services	1.7%
Short-term investments and other	2.4%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Global Equity Trust
Information technology	19.0%
Financials	15.9%
Industrials	14.8%
Health care	10.2%
Consumer discretionary	9.4%
Consumer staples	8.6%
Communication services	7.8%
Energy	5.1%
Materials	4.5%
Utilities	1.9%
Real estate	1.2%
Short-term investments and other	1.6%
TOTAL	100.0%
International Equity Index Trust
Financials	20.8%
Information technology	13.7%
Industrials	13.5%
Consumer discretionary	10.9%
Health care	9.3%
Consumer staples	7.1%
Materials	6.9%
Energy	5.4%
Communication services	5.1%
Utilities	3.0%
Real estate	1.7%
Short-term investments and other	2.6%
TOTAL	100.0%
International Small Company Trust
Industrials	23.8%
Financials	13.9%
Consumer discretionary	12.2%
Materials	11.6%
Information technology	9.3%
Consumer staples	6.0%
Health care	5.5%
Energy	5.2%
Real estate	4.4%
Communication services	3.7%
Utilities	2.9%
Short-term investments and other	1.5%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$9,628,882,862	$1,191,899,175	$205,564,715	$971,546,700
Affiliated investments, at value	274,296,243	—	—	—
Total investments, at value	9,903,179,105	1,191,899,175	205,564,715	971,546,700
Collateral held at broker for futures contracts	12,962,000	—	—	—
Dividends and interest receivable	6,036,743	—	—	—
Receivable for fund shares sold	71,045	—	—	84,475
Receivable for investments sold	—	797,526	970,037	4,186,062
Receivable for securities lending income	318	—	—	—
Receivable from affiliates	1,372,394	—	—	—
Other assets	237,057	44,652	8,289	32,395
Total assets	9,923,858,662	1,192,741,353	206,543,041	975,849,632
Liabilities
Payable for futures variation margin	1,312,091	—	—	—
Payable for fund shares repurchased	11,826,778	777,016	966,271	4,254,232
Payable upon return of securities loaned	1,057,350	—	—	—
Payable to affiliates
Accounting and legal services fees	366,434	42,988	7,659	35,223
Trustees' fees	—	407	—	—
Other liabilities and accrued expenses	1,688,308	41,930	21,205	41,358
Total liabilities	16,250,961	862,341	995,135	4,330,813
Net assets	$9,907,607,701	$1,191,879,012	$205,547,906	$971,518,819
Net assets consist of
Paid-in capital	$3,325,175,854	$943,397,532	$140,122,277	$603,852,099
Total distributable earnings (loss)	6,582,431,847	248,481,480	65,425,629	367,666,720
Net assets	$9,907,607,701	$1,191,879,012	$205,547,906	$971,518,819
Unaffiliated investments, including repurchase agreements, at cost	$3,307,471,531	$1,085,474,572	$172,503,985	$735,640,918
Affiliated investments, at cost	$274,356,794	—	—	—
Securities loaned, at value	$1,033,182	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$6,736,926,234	$365,831,731	$58,668,368	$313,693,904
Shares outstanding	117,356,604	36,526,959	3,615,251	17,571,650
Net asset value, offering price and redemption price per share	$57.41	$10.02	$16.23	$17.85
Series II
Net assets	$89,712,836	$720,352,252	$119,346,918	$567,714,694
Shares outstanding	1,563,984	71,937,810	7,408,097	32,417,716
Net asset value, offering price and redemption price per share	$57.36	$10.01	$16.11	$17.51
Series III
Net assets	—	$105,695,029	$27,532,620	$90,110,221
Shares outstanding	—	10,516,817	1,684,552	5,065,347
Net asset value, offering price and redemption price per share	—	$10.05	$16.34	$17.79
Series NAV
Net assets	$3,080,968,631	—	—	—
Shares outstanding	53,657,704	—	—	—
Net asset value, offering price and redemption price per share	$57.42	—	—	—
The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$949,371,210	—	$1,996,079,642	$672,365,271
Affiliated investments, at value	—	$366,964,693	—	—
Total investments, at value	949,371,210	366,964,693	1,996,079,642	672,365,271
Dividends and interest receivable	—	—	534,131	69,790
Receivable for fund shares sold	—	1,267,445	—	—
Receivable for investments sold	6,162,298	—	46,184,666	3,537,287
Other assets	33,245	15,171	62,533	17,342
Total assets	955,566,753	368,247,309	2,042,860,972	675,989,690
Liabilities
Payable for investments purchased	—	1,208,742	1,950	1,920,921
Payable for fund shares repurchased	6,147,210	51,843	1,753,502	213,377
Payable to affiliates
Accounting and legal services fees	34,950	13,823	74,619	24,202
Trustees' fees	75	—	—	8
Other liabilities and accrued expenses	43,103	29,030	133,945	68,534
Total liabilities	6,225,338	1,303,438	1,964,016	2,227,042
Net assets	$949,341,415	$366,943,871	$2,040,896,956	$673,762,648
Net assets consist of
Paid-in capital	$590,678,639	$385,648,652	$834,415,374	$353,404,828
Total distributable earnings (loss)	358,662,776	(18,704,781)	1,206,481,582	320,357,820
Net assets	$949,341,415	$366,943,871	$2,040,896,956	$673,762,648
Unaffiliated investments, including repurchase agreements, at cost	$724,563,500	—	$1,115,951,370	$416,546,830
Affiliated investments, at cost	—	$372,928,194	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$347,590,949	$127,157,016	$352,077,893	$232,357,982
Shares outstanding	19,393,315	8,192,906	10,433,699	38,833,378
Net asset value, offering price and redemption price per share	$17.92	$15.52	$33.74	$5.98
Series II
Net assets	$421,112,135	$211,798,894	$114,252,575	$67,170,499
Shares outstanding	23,663,385	13,660,829	3,671,064	14,718,131
Net asset value, offering price and redemption price per share	$17.80	$15.50	$31.12	$4.56
Series III
Net assets	$180,638,331	$27,987,961	—	—
Shares outstanding	10,084,725	1,809,109	—	—
Net asset value, offering price and redemption price per share	$17.91	$15.47	—	—
Series NAV
Net assets	—	—	$1,574,566,488	$374,234,167
Shares outstanding	—	—	46,454,080	61,604,331
Net asset value, offering price and redemption price per share	—	—	$33.90	$6.07
The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Capital Appreciation Value Trust	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$469,644,862	$218,106,965	$284,378,448	$1,393,058,380
Affiliated investments, at value	283,504	—	2,869,729	9,689,324
Repurchase agreements, at value	1,902,000	—	—	—
Total investments, at value	471,830,366	218,106,965	287,248,177	1,402,747,704
Cash	317,954	8,589,710	—	—
Foreign currency, at value	131,967	1,666,527	1,310,050	—
Dividends and interest receivable	1,816,064	475,528	1,093,852	2,534,884
Receivable for fund shares sold	—	109,959	60,153	—
Receivable for investments sold	3,805,022	140,899	73,950	27,825,967
Receivable for securities lending income	15	—	—	2,892
Other assets	15,329	6,557	7,520	49,975
Total assets	477,916,717	229,096,145	289,793,702	1,433,161,422
Liabilities
Written options, at value	1,251,529	—	—	—
Due to custodian	—	—	17,204	314,900
Foreign capital gains tax payable	—	33,083	—	—
Payable for investments purchased	3,373,542	351	1,162,375	27,733,345
Payable for fund shares repurchased	109,912	—	37,727	339,159
Payable upon return of securities loaned	283,500	—	2,869,987	9,685,000
Payable to affiliates
Accounting and legal services fees	16,958	8,917	10,651	51,363
Trustees' fees	7	46	50	590
Other liabilities and accrued expenses	66,619	56,517	49,944	119,116
Total liabilities	5,102,067	98,914	4,147,938	38,243,473
Net assets	$472,814,650	$228,997,231	$285,645,764	$1,394,917,949
Net assets consist of
Paid-in capital	$390,707,217	$255,687,509	$222,057,171	$935,242,295
Total distributable earnings (loss)	82,107,433	(26,690,278)	63,588,593	459,675,654
Net assets	$472,814,650	$228,997,231	$285,645,764	$1,394,917,949
Unaffiliated investments, including repurchase agreements, at cost	$416,540,859	$235,866,588	$260,968,698	$1,090,550,448
Affiliated investments, at cost	$283,500	—	$2,869,987	$9,689,274
Foreign currency, at cost	$133,285	$1,675,154	$1,317,388	—
Premiums received on written options	$1,219,896	—	—	—
Securities loaned, at value	$257,985	—	$2,732,738	$9,461,670
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$7,770,620	$6,012,897	$75,247,255	$217,019,239
Shares outstanding	659,477	578,669	4,588,829	14,973,776
Net asset value, offering price and redemption price per share	$11.78	$10.39	$16.40	$14.49
Series II
Net assets	$245,283,606	$23,771,796	$43,994,237	$106,214,804
Shares outstanding	21,010,489	2,289,156	2,688,610	7,400,910
Net asset value, offering price and redemption price per share	$11.67	$10.38	$16.36	$14.35
Series NAV
Net assets	$219,760,424	$199,212,538	$166,404,272	$1,071,683,906
Shares outstanding	18,728,441	19,199,626	10,239,322	74,572,251
Net asset value, offering price and redemption price per share	$11.73	$10.38	$16.25	$14.37
The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$114,730,328	$2,473,116,492	$799,030,784	$300,198,123
Affiliated investments, at value	1,289,195	31,906,637	9,342,650	—
Total investments, at value	116,019,523	2,505,023,129	808,373,434	300,198,123
Foreign currency, at value	111,793	26	—	240,440
Dividends and interest receivable	128,676	576,181	478,133	470,765
Receivable for fund shares sold	—	—	63,172	2,121,927
Receivable for investments sold	227,655	832,525	—	—
Other assets	5,318	69,382	23,714	13,625
Total assets	116,492,965	2,506,501,243	808,938,453	303,044,880
Liabilities
Due to custodian	—	—	—	20,903
Payable for investments purchased	162	2,377,716	—	233
Payable for fund shares repurchased	142,179	1,036,369	243,772	12,579
Payable to affiliates
Accounting and legal services fees	4,263	93,143	30,297	11,304
Trustees' fees	15	109	55	50
Other liabilities and accrued expenses	32,997	156,540	74,387	49,455
Total liabilities	179,616	3,663,877	348,511	94,524
Net assets	$116,313,349	$2,502,837,366	$808,589,942	$302,950,356
Net assets consist of
Paid-in capital	$97,618,503	$1,192,756,127	$456,105,410	$219,575,561
Total distributable earnings (loss)	18,694,846	1,310,081,239	352,484,532	83,374,795
Net assets	$116,313,349	$2,502,837,366	$808,589,942	$302,950,356
Unaffiliated investments, including repurchase agreements, at cost	$93,845,398	$1,482,711,044	$570,837,043	$251,634,461
Affiliated investments, at cost	$1,289,183	$31,909,510	$9,342,876	—
Foreign currency, at cost	$111,794	$26	—	$240,440
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$75,011,241	$109,051,363	$464,265,996	$228,743,294
Shares outstanding	6,279,089	3,354,565	16,603,584	9,389,544
Net asset value, offering price and redemption price per share	$11.95	$32.51	$27.96	$24.36
Series II
Net assets	$14,253,853	$50,431,934	$151,078,900	$21,506,596
Shares outstanding	1,210,335	1,561,249	5,352,791	890,596
Net asset value, offering price and redemption price per share	$11.78	$32.30	$28.22	$24.15
Series NAV
Net assets	$27,048,255	$2,343,354,069	$193,245,046	$52,700,466
Shares outstanding	2,274,975	71,432,148	6,904,850	2,164,642
Net asset value, offering price and redemption price per share	$11.89	$32.81	$27.99	$24.35
The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Unaffiliated investments, at value (including securities loaned)	$261,377,101	$925,544,720	$94,740,329	—
Affiliated investments, at value	—	4,216,855	3,565,841	$968,523,861
Total investments, at value	261,377,101	929,761,575	98,306,170	968,523,861
Receivable for futures variation margin	—	134,774	1,537	—
Cash	—	—	744,062	—
Foreign currency, at value	6,050	3,803,187	345,042	—
Collateral held at broker for futures contracts	—	916,639	22,224	—
Dividends and interest receivable	193,319	3,971,686	387,548	—
Receivable for fund shares sold	—	—	46,515	440
Receivable for investments sold	630,370	—	10,883	1,138,270
Receivable for securities lending income	—	3,524	5,567	—
Receivable from affiliates	—	35,732	—	—
Other assets	10,388	31,875	4,444	36,545
Total assets	262,217,228	938,658,992	99,873,992	969,699,116
Liabilities
Due to custodian	—	92,356	—	21
Foreign capital gains tax payable	—	2,122,048	—	—
Payable for investments purchased	456,275	—	100,501	—
Payable for fund shares repurchased	160,086	583,209	5,841	1,131,974
Payable upon return of securities loaned	—	2,528,415	3,566,131	—
Payable to affiliates
Accounting and legal services fees	9,192	36,014	3,634	34,995
Trustees' fees	42	157	40	254
Other liabilities and accrued expenses	53,303	146,100	53,684	58,770
Total liabilities	678,898	5,508,299	3,729,831	1,226,014
Net assets	$261,538,330	$933,150,693	$96,144,161	$968,473,102
Net assets consist of
Paid-in capital	$172,069,794	$678,210,097	$99,492,833	$984,812,823
Total distributable earnings (loss)	89,468,536	254,940,596	(3,348,672)	(16,339,721)
Net assets	$261,538,330	$933,150,693	$96,144,161	$968,473,102
Unaffiliated investments, including repurchase agreements, at cost	$203,057,775	$676,731,443	$104,766,331	—
Affiliated investments, at cost	—	$3,749,035	$3,566,107	$1,001,111,289
Foreign currency, at cost	$6,110	$3,844,928	$346,065	—
Securities loaned, at value	—	$2,447,253	$3,084,301	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$54,559,003	$325,371,360	$18,725,450	$37,034,479
Shares outstanding	2,158,843	16,825,444	1,436,207	2,789,894
Net asset value, offering price and redemption price per share	$25.27	$19.34	$13.04	$13.27
Series II
Net assets	$48,770,629	$18,650,629	$12,489,854	$767,449,334
Shares outstanding	2,246,637	963,749	960,267	57,725,167
Net asset value, offering price and redemption price per share	$21.71	$19.35	$13.01	$13.29
Series NAV
Net assets	$158,208,698	$589,128,704	$64,928,857	$163,989,289
Shares outstanding	6,088,436	30,471,002	4,975,751	12,366,777
Net asset value, offering price and redemption price per share	$25.99	$19.33	$13.05	$13.26
The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Unaffiliated investments, at value (including securities loaned)	—	—	—	$606,036,601
Affiliated investments, at value	$157,347,424	$5,202,850,701	$279,702,699	—
Repurchase agreements, at value	—	—	—	6,800,000
Total investments, at value	157,347,424	5,202,850,701	279,702,699	612,836,601
Cash	—	—	—	95,575
Dividends and interest receivable	—	—	—	118,496
Receivable for fund shares sold	—	—	—	458,798
Receivable for investments sold	132,251	1,885,650	541,224	4,767,702
Receivable for securities lending income	—	—	—	572
Interfund lending receivable	—	—	—	3,700,000
Receivable from affiliates	1,018	—	811	—
Other assets	7,932	196,330	12,072	23,071
Total assets	157,488,625	5,204,932,681	280,256,806	622,000,815
Liabilities
Due to custodian	—	11	35	—
Payable for investments purchased	—	—	—	9,984,567
Payable for fund shares repurchased	131,019	1,849,773	539,019	162,627
Payable to affiliates
Accounting and legal services fees	5,507	188,272	9,973	22,034
Trustees' fees	38	2,630	30	111
Other liabilities and accrued expenses	34,940	185,878	37,901	70,113
Total liabilities	171,504	2,226,564	586,958	10,239,452
Net assets	$157,317,121	$5,202,706,117	$279,669,848	$611,761,363
Net assets consist of
Paid-in capital	$182,836,422	$4,947,110,980	$299,312,095	$661,708,706
Total distributable earnings (loss)	(25,519,301)	255,595,137	(19,642,247)	(49,947,343)
Net assets	$157,317,121	$5,202,706,117	$279,669,848	$611,761,363
Unaffiliated investments, including repurchase agreements, at cost	—	—	—	$545,599,476
Affiliated investments, at cost	$174,494,745	$5,140,970,578	$297,505,363	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$12,321,679	$201,518,830	$12,261,096	$133,298,130
Shares outstanding	1,085,540	14,357,032	981,120	14,355,029
Net asset value, offering price and redemption price per share	$11.35	$14.04	$12.50	$9.29
Series II
Net assets	$138,115,229	$4,380,525,316	$220,117,002	$61,442,462
Shares outstanding	12,161,625	311,983,867	17,586,877	8,476,011
Net asset value, offering price and redemption price per share	$11.36	$14.04	$12.52	$7.25
Series NAV
Net assets	$6,880,213	$620,661,971	$47,291,750	$417,020,771
Shares outstanding	606,680	44,237,404	3,784,989	42,748,000
Net asset value, offering price and redemption price per share	$11.34	$14.03	$12.49	$9.76
The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Unaffiliated investments, at value (including securities loaned)	$1,179,437,951	$625,619,978	$280,512,662	$1,088,712,194
Affiliated investments, at value	49,589,922	—	—	2,402,259
Total investments, at value	1,229,027,873	625,619,978	280,512,662	1,091,114,453
Receivable for futures variation margin	43,829	—	—	—
Cash	—	1,878	—	—
Foreign currency, at value	—	9	—	7,209
Collateral held at broker for futures contracts	2,123,100	—	—	—
Dividends and interest receivable	1,246,694	936,483	1,023,609	319,879
Receivable for investments sold	—	248,149	1,305,984	41,060,918
Receivable for securities lending income	4,637	1,089	—	2,934
Other assets	40,591	19,215	11,748	28,473
Total assets	1,232,486,724	626,826,801	282,854,003	1,132,533,866
Liabilities
Due to custodian	—	—	—	111,809
Payable for investments purchased	—	1,616,222	63,081	33,456,886
Payable for fund shares repurchased	547,582	504,451	84,570	1,805,254
Payable upon return of securities loaned	14,758,280	—	—	2,402,510
Payable to affiliates
Accounting and legal services fees	45,489	23,000	9,765	39,264
Trustees' fees	365	57	12	—
Other liabilities and accrued expenses	105,004	61,663	40,976	105,163
Total liabilities	15,456,720	2,205,393	198,404	37,920,886
Net assets	$1,217,030,004	$624,621,408	$282,655,599	$1,094,612,980
Net assets consist of
Paid-in capital	$848,291,902	$450,343,677	$262,939,694	$783,543,226
Total distributable earnings (loss)	368,738,102	174,277,731	19,715,905	311,069,754
Net assets	$1,217,030,004	$624,621,408	$282,655,599	$1,094,612,980
Unaffiliated investments, including repurchase agreements, at cost	$913,576,937	$531,810,004	$253,000,965	$886,453,906
Affiliated investments, at cost	$49,593,760	—	—	$2,402,386
Foreign currency, at cost	—	$9	—	$7,267
Securities loaned, at value	$14,404,217	—	—	$2,351,436
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$878,567,946	$242,038,992	$48,113,904	$841,835,325
Shares outstanding	42,323,832	22,695,948	2,533,382	37,442,223
Net asset value, offering price and redemption price per share	$20.76	$10.66	$18.99	$22.48
Series II
Net assets	$54,947,027	$52,682,197	$23,097,167	$69,186,419
Shares outstanding	2,671,572	4,936,516	1,218,297	3,739,522
Net asset value, offering price and redemption price per share	$20.57	$10.67	$18.96	$18.50
Series NAV
Net assets	$283,515,031	$329,900,219	$211,444,528	$183,591,236
Shares outstanding	13,656,188	31,265,998	11,225,287	7,824,038
Net asset value, offering price and redemption price per share	$20.76	$10.55	$18.84	$23.47
The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Unaffiliated investments, at value (including securities loaned)	$489,579,722	$159,172,283	$275,804,860	$436,735,317
Affiliated investments, at value	25,377,196	848,271	1,539,049	212,351
Repurchase agreements, at value	—	—	1,600,000	5,900,000
Total investments, at value	514,956,918	160,020,554	278,943,909	442,847,668
Receivable for futures variation margin	45,103	—	—	—
Cash	50,978	1,135	193,381	120,137
Foreign currency, at value	—	—	—	50
Collateral held at broker for futures contracts	1,433,100	—	—	—
Dividends and interest receivable	521,091	103,765	116,967	510,103
Receivable for fund shares sold	—	8,380	—	—
Receivable for investments sold	49,975,146	184,406	2,951,125	4,272,956
Receivable for securities lending income	28,501	307	786	34
Other assets	18,911	5,623	10,911	15,514
Total assets	567,029,748	160,324,170	282,217,079	447,766,462
Liabilities
Payable for investments purchased	51,426,242	163,264	926,144	1,751,831
Payable for fund shares repurchased	1,087,652	27,270	182,131	384,546
Payable upon return of securities loaned	8,601,378	848,371	1,537,400	211,950
Payable to affiliates
Accounting and legal services fees	17,945	5,642	9,941	16,288
Trustees' fees	138	25	5	34
Other liabilities and accrued expenses	58,008	43,239	50,012	60,252
Total liabilities	61,191,363	1,087,811	2,705,633	2,424,901
Net assets	$505,838,385	$159,236,359	$279,511,446	$445,341,561
Net assets consist of
Paid-in capital	$389,437,921	$118,360,595	$298,239,909	$380,936,331
Total distributable earnings (loss)	116,400,464	40,875,764	(18,728,463)	64,405,230
Net assets	$505,838,385	$159,236,359	$279,511,446	$445,341,561
Unaffiliated investments, including repurchase agreements, at cost	$419,888,794	$137,626,894	$237,827,788	$408,336,932
Affiliated investments, at cost	$25,379,642	$848,310	$1,539,031	$212,342
Foreign currency, at cost	—	—	—	$50
Securities loaned, at value	$10,520,491	$829,810	$1,499,075	$206,820
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$351,987,147	$82,138,887	$72,263,775	$123,489,052
Shares outstanding	26,511,476	2,996,802	11,865,681	8,916,997
Net asset value, offering price and redemption price per share	$13.28	$27.41	$6.09	$13.85
Series II
Net assets	$25,240,029	$27,044,546	$19,118,838	$18,027,811
Shares outstanding	1,920,056	1,020,177	3,703,111	1,317,249
Net asset value, offering price and redemption price per share	$13.15	$26.51	$5.16	$13.69
Series NAV
Net assets	$128,611,209	$50,052,926	$188,128,833	$303,824,698
Shares outstanding	9,667,316	1,844,635	29,787,025	22,070,782
Net asset value, offering price and redemption price per share	$13.30	$27.13	$6.32	$13.77
The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$122,108,085	$6,908,290,592	$926,324,466
Affiliated investments, at value	495,204	315,107,970	36,794,253
Total investments, at value	122,603,289	7,223,398,562	963,118,719
Cash	—	44,772	17,834
Foreign currency, at value	—	3,044,948	98
Collateral held at broker for futures contracts	—	23,160,700	1,947,800
Dividends and interest receivable	118,707	15,033,163	616,764
Receivable for fund shares sold	25,205	—	—
Receivable for investments sold	430,512	40,265,989	121,689
Receivable for securities lending income	497	43,444	14,860
Other assets	5,249	240,987	25,513
Total assets	123,183,459	7,305,232,565	965,863,277
Liabilities
Payable for futures variation margin	—	581,742	134,276
Payable for investments purchased	144,930	41,392,874	—
Payable for fund shares repurchased	8,067	5,850,666	881,160
Payable upon return of securities loaned	494,100	47,285,271	3,374,274
Payable to affiliates
Accounting and legal services fees	4,467	261,140	35,633
Trustees' fees	21	4,223	(214)
Other liabilities and accrued expenses	36,353	537,441	73,803
Total liabilities	687,938	95,913,357	4,498,932
Net assets	$122,495,521	$7,209,319,208	$961,364,345
Net assets consist of
Paid-in capital	$93,712,309	$2,579,886,957	$366,753,375
Total distributable earnings (loss)	28,783,212	4,629,432,251	594,610,970
Net assets	$122,495,521	$7,209,319,208	$961,364,345
Unaffiliated investments, including repurchase agreements, at cost	$103,854,354	$3,371,051,376	$395,661,584
Affiliated investments, at cost	$495,229	$315,126,348	$36,796,813
Foreign currency, at cost	—	$3,052,427	$103
Securities loaned, at value	$467,903	$45,165,632	$3,245,035
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$39,157,001	—	$538,089,849
Shares outstanding	4,291,565	—	19,559,366
Net asset value, offering price and redemption price per share	$9.12	—	$27.51
Series II
Net assets	$28,291,909	—	$47,568,779
Shares outstanding	3,316,895	—	1,742,146
Net asset value, offering price and redemption price per share	$8.53	—	$27.30
Series NAV
Net assets	$55,046,611	$7,209,319,208	$375,705,717
Shares outstanding	6,078,884	382,398,230	13,654,986
Net asset value, offering price and redemption price per share	$9.06	$18.85	$27.51
The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$64,057,861	$5,908,098	$1,187,666	$1,890,007
Dividends from affiliated investments	6,342,877	—	—	—
Interest	348,691	—	—	—
Securities lending	694	—	—	—
Less foreign taxes withheld	(16,468)	—	—	—
Total investment income	70,733,655	5,908,098	1,187,666	1,890,007
Expenses
Investment management fees	21,264,640	—	—	—
Distribution and service fees	1,668,080	3,851,277	647,219	3,094,478
Accounting and legal services fees	812,516	102,051	17,617	81,890
Trustees' fees	91,913	12,657	2,582	9,908
Custodian fees	497,502	5,967	5,955	5,966
Printing and postage	71,838	22,866	7,830	15,992
Professional fees	138,783	31,129	14,166	24,575
Other	1,269,749	15,419	6,867	12,950
Total expenses	25,815,021	4,041,366	702,236	3,245,759
Less expense reductions	(12,599,405)	(259,690)	(55,760)	(290,203)
Net expenses	13,215,616	3,781,676	646,476	2,955,556
Net investment income (loss)	57,518,039	2,126,422	541,190	(1,065,549)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	53,451,970	24,682,679	6,427,718	27,939,328
Affiliated investments	(8,439)	—	—	—
Capital gain distributions received from unaffiliated investments	—	50,340,485	5,762,178	22,056,619
Futures contracts	34,662,842	—	—	—
	88,106,373	75,023,164	12,189,896	49,995,947
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,164,889,440	26,447,785	13,286,884	90,368,502
Affiliated investments	(80,728)	—	—	—
Futures contracts	(5,979,591)	—	—	—
	1,158,829,121	26,447,785	13,286,884	90,368,502
Net realized and unrealized gain (loss)	1,246,935,494	101,470,949	25,476,780	140,364,449
Increase in net assets from operations	$1,304,453,533	$103,597,371	$26,017,970	$139,298,900
The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$2,876,040	—	$5,163,130	$1,684,071
Dividends from affiliated investments	—	$903,258	—	—
Interest	—	—	238,318	324
Securities lending	—	—	6,689	7,517
Less foreign taxes withheld	—	—	(25,702)	(58,587)
Total investment income	2,876,040	903,258	5,382,435	1,633,325
Expenses
Investment management fees	—	—	6,968,876	2,217,682
Distribution and service fees	2,781,094	1,203,726	215,394	135,440
Accounting and legal services fees	81,117	32,211	167,037	54,643
Trustees' fees	9,912	4,224	19,383	6,698
Custodian fees	5,972	5,934	107,135	40,560
Printing and postage	16,255	9,722	24,148	11,446
Professional fees	25,127	16,140	43,252	26,871
Other	12,968	8,389	28,147	15,057
Total expenses	2,932,445	1,280,346	7,573,372	2,508,397
Less expense reductions	(183,495)	(35,827)	(344,832)	(25,220)
Net expenses	2,748,950	1,244,519	7,228,540	2,483,177
Net investment income (loss)	127,090	(341,261)	(1,846,105)	(849,852)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,944,127	—	170,178,074	32,863,164
Affiliated investments	—	(2,005,692)	281	1,323
Capital gain distributions received from unaffiliated investments	42,008,394	—	—	—
	69,952,521	(2,005,692)	170,178,355	32,864,487
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	51,640,905	32,976,361	258,319,113	87,849,376
Affiliated investments	—	(5,963,501)	265	(1,103)
	51,640,905	27,012,860	258,319,378	87,848,273
Net realized and unrealized gain (loss)	121,593,426	25,007,168	428,497,733	120,712,760
Increase in net assets from operations	$121,720,516	$24,665,907	$426,651,628	$119,862,908
The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Capital Appreciation Value Trust	Disciplined Value Emerging Markets Equity Trust	Disciplined Value International Trust	Equity Income Trust
Interest	$4,879,967	$33,029	$13,469	—
Dividends from unaffiliated investments	2,283,312	4,131,199	5,920,758	$19,886,908
Securities lending	—	35,631	13,212	65,898
Less foreign taxes withheld	(34,863)	(461,800)	(597,760)	(625,225)
Total investment income	7,128,416	3,738,059	5,349,679	19,327,581
Expenses
Investment management fees	1,931,627	919,521	978,371	4,722,992
Distribution and service fees	306,144	32,527	74,387	187,633
Accounting and legal services fees	40,682	20,133	25,473	121,929
Trustees' fees	5,345	2,909	3,552	15,094
Custodian fees	35,765	129,349	57,986	80,699
Printing and postage	9,427	8,350	9,216	19,681
Professional fees	28,825	30,080	31,212	46,992
Other	16,028	48,169	14,038	25,269
Total expenses	2,373,843	1,191,038	1,194,235	5,220,289
Less expense reductions	(107,224)	(8,989)	(11,318)	(215,649)
Net expenses	2,266,619	1,182,049	1,182,917	5,004,640
Net investment income	4,861,797	2,556,010	4,166,762	14,322,941
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	18,953,292	17,546,325[1]	12,131,930	77,179,551
Affiliated investments	446	(513)	(343)	124
Futures contracts	—	266,343	—	—
Written options	994,236	—	—	—
	19,947,974	17,812,155	12,131,587	77,179,675
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,768,858	(12,825,918)[2]	117,786	13,859,324
Affiliated investments	(119)	63	113	(23)
Futures contracts	—	(64,549)	—	—
Written options	(466,354)	—	—	—
	6,302,385	(12,890,404)	117,899	13,859,301
Net realized and unrealized gain (loss)	26,250,359	4,921,751	12,249,486	91,038,976
Increase in net assets from operations	$31,112,156	$7,477,761	$16,416,248	$105,361,917

[1]	Net of foreign capital gains taxes of $2,116,655.
[2]	Net of $1,484,635 increase in deferred foreign withholding taxes.
The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends from unaffiliated investments	$1,279,434	$15,255,694	$8,109,296	$4,125,457
Dividends from affiliated investments	47,644	493,945	360,745	—
Interest	40,566	—	—	213
Securities lending	11,500	—	—	—
Less foreign taxes withheld	(48,156)	(310,991)	(290,167)	(361,518)
Total investment income	1,330,988	15,438,648	8,179,874	3,764,152
Expenses
Investment management fees	456,595	8,007,411	2,711,175	1,206,385
Distribution and service fees	36,796	87,689	304,622	84,310
Accounting and legal services fees	10,240	210,414	70,104	26,337
Trustees' fees	1,668	24,516	8,599	3,727
Custodian fees	13,853	133,692	51,801	50,413
Printing and postage	6,327	24,534	12,075	8,537
Professional fees	21,035	49,608	28,335	27,244
Other	10,673	32,538	16,086	13,681
Total expenses	557,187	8,570,402	3,202,797	1,420,634
Less expense reductions	(5,063)	(99,347)	(46,742)	(12,071)
Net expenses	552,124	8,471,055	3,156,055	1,408,563
Net investment income	778,864	6,967,593	5,023,819	2,355,589
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,470,309	84,362,552	35,247,918	15,204,448
Affiliated investments	(456)	(4,946)	(5,358)	—
	2,469,853	84,357,606	35,242,560	15,204,448
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	6,362,673	196,804,140	36,327,423	8,356,273
Affiliated investments	103	(1,069)	904	—
	6,362,776	196,803,071	36,328,327	8,356,273
Net realized and unrealized gain (loss)	8,832,629	281,160,677	71,570,887	23,560,721
Increase in net assets from operations	$9,611,493	$288,128,270	$76,594,706	$25,916,310
The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Dividends from unaffiliated investments	$909,381	$17,770,146	$2,134,091	—
Interest	2,866	39,473	11,748	—
Dividends from affiliated investments	—	31,396	—	—
Securities lending	—	34,681	30,888	—
Less foreign taxes withheld	(12,059)	(1,862,175)	(226,369)	—
Total investment income	900,188	16,013,521	1,950,358	—
Expenses
Investment management fees	1,197,099	2,348,619	408,571	$199,673
Distribution and service fees	77,190	104,020	20,428	963,022
Accounting and legal services fees	23,145	79,413	8,831	83,699
Trustees' fees	3,254	10,030	1,701	10,588
Custodian fees	20,551	217,577	53,949	10,714
Printing and postage	7,475	13,099	6,148	15,370
Professional fees	33,232	48,543	28,543	33,229
Other	10,506	67,639	16,630	14,730
Total expenses	1,372,452	2,888,940	544,801	1,331,025
Less expense reductions	(70,656)	(1,249,712)	(4,086)	(23,972)
Net expenses	1,301,796	1,639,228	540,715	1,307,053
Net investment income (loss)	(401,608)	14,374,293	1,409,643	(1,307,053)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	16,057,243	(5,914,237)	3,443,602	31
Affiliated investments	—	(1,188)	(447)	3,247,958
Futures contracts	—	1,462,746	33,662	—
	16,057,243	(4,452,679)	3,476,817	3,247,989
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,356,586	39,208,015	(1,884,659)	—
Affiliated investments	—	281,303	(520)	43,583,440
Futures contracts	—	(1,297,530)	(18,065)	—
	4,356,586	38,191,788	(1,903,244)	43,583,440
Net realized and unrealized gain (loss)	20,413,829	33,739,109	1,573,573	46,831,429
Increase in net assets from operations	$20,012,221	$48,113,402	$2,983,216	$45,524,376
The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Dividends from affiliated investments	$964	—	$650	—
Dividends from unaffiliated investments	—	—	—	$975,292
Interest	—	—	—	181,456
Securities lending	—	—	—	37,195
Total investment income	964	—	650	1,193,943
Expenses
Investment management fees	33,334	$1,072,848	58,590	2,541,651
Distribution and service fees	178,346	5,494,888	282,018	112,448
Accounting and legal services fees	13,872	450,243	24,480	53,297
Trustees' fees	2,244	55,199	3,473	6,695
Custodian fees	10,711	10,784	10,712	37,956
Printing and postage	7,023	58,107	8,101	10,465
Professional fees	20,517	101,458	22,427	37,865
Other	7,106	54,952	7,994	14,723
Total expenses	273,153	7,298,479	417,795	2,815,100
Less expense reductions	(33,455)	(128,786)	(27,857)	(24,403)
Net expenses	239,698	7,169,693	389,938	2,790,697
Net investment loss	(238,734)	(7,169,693)	(389,288)	(1,596,754)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	—	—	34,896,064
Affiliated investments	(2,702,710)	28,201,033	(2,065,670)	(3,015)
	(2,702,710)	28,201,033	(2,065,670)	34,893,049
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(10)	—	11,679,621
Affiliated investments	5,625,166	329,226,838	12,904,315	714
	5,625,166	329,226,828	12,904,315	11,680,335
Net realized and unrealized gain (loss)	2,922,456	357,427,861	10,838,645	46,573,384
Increase in net assets from operations	$2,683,722	$350,258,168	$10,449,357	$44,976,630
The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends from unaffiliated investments	$9,421,979	$6,314,856	$5,020,589	$2,815,525
Dividends from affiliated investments	831,806	—	—	—
Interest	59,269	104,368	—	2,274
Securities lending	26,873	2,634	624	32,352
Less foreign taxes withheld	—	(51,246)	(5,072)	(26,584)
Total investment income	10,339,927	6,370,612	5,016,141	2,823,567
Expenses
Investment management fees	2,870,535	2,729,075	986,902	4,829,185
Distribution and service fees	290,596	126,983	41,600	276,830
Accounting and legal services fees	107,765	54,875	24,557	89,008
Trustees' fees	13,051	6,895	3,422	10,484
Custodian fees	71,653	39,600	20,862	61,486
Printing and postage	15,110	10,452	8,112	11,243
Professional fees	36,527	29,453	23,805	38,578
Other	22,197	15,512	10,772	22,066
Total expenses	3,427,434	3,012,845	1,120,032	5,338,880
Less expense reductions	(666,137)	(157,778)	(11,279)	(294,269)
Net expenses	2,761,297	2,855,067	1,108,753	5,044,611
Net investment income (loss)	7,578,630	3,515,545	3,907,388	(2,221,044)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	46,706,871	45,608,837	3,196,341	119,495,888
Affiliated investments	(11,997)	(2,463)	(11)	(696)
Futures contracts	3,005,295	—	—	—
	49,700,169	45,606,374	3,196,330	119,495,192
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	15,256,738	(202,470)	(5,219,413)	108,230,868
Affiliated investments	(6,288)	15	—	246
Futures contracts	(1,711,626)	—	—	—
	13,538,824	(202,455)	(5,219,413)	108,231,114
Net realized and unrealized gain (loss)	63,238,993	45,403,919	(2,023,083)	227,726,306
Increase in net assets from operations	$70,817,623	$48,919,464	$1,884,305	$225,505,262
The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Dividends from unaffiliated investments	$3,697,456	$1,242,907	$826,802	$4,340,902
Dividends from affiliated investments	405,416	—	—	—
Interest	36,956	—	66,621	167,932
Securities lending	200,605	1,686	—	—
Less foreign taxes withheld	(5,717)	(1,727)	—	(1,125)
Total investment income	4,334,716	1,242,866	893,423	4,507,709
Expenses
Investment management fees	1,238,381	809,026	1,403,563	2,099,909
Distribution and service fees	120,888	55,570	42,859	54,620
Accounting and legal services fees	44,949	14,122	24,393	39,436
Trustees' fees	5,902	2,233	3,336	5,149
Custodian fees	34,548	21,657	20,453	29,298
Printing and postage	9,454	6,508	8,040	9,049
Professional fees	27,271	20,246	29,187	27,198
Other	15,160	9,355	10,908	13,660
Total expenses	1,496,553	938,717	1,542,739	2,278,319
Less expense reductions	(151,667)	(211,172)	(11,134)	(17,874)
Net expenses	1,344,886	727,545	1,531,605	2,260,445
Net investment income (loss)	2,989,830	515,321	(638,182)	2,247,264
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	30,629,879	8,695,526	9,052,077	7,525,511
Affiliated investments	897	(61)	(671)	1,029
Futures contracts	901,733	—	—	—
	31,532,509	8,695,465	9,051,406	7,526,540
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(25,641,142)	(8,913,137)	3,224,952	(8,760,592)
Affiliated investments	(7,538)	(39)	274	22
Futures contracts	(1,294,134)	—	—	—
	(26,942,814)	(8,913,176)	3,225,226	(8,760,570)
Net realized and unrealized gain (loss)	4,589,695	(217,711)	12,276,632	(1,234,030)
Increase in net assets from operations	$7,579,525	$297,610	$11,638,450	$1,013,234
The accompanying notes are an integral part of the financial statements.	195

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$1,134,937	$82,827,145	$5,947,755
Interest	966	588,311	50,910
Dividends from affiliated investments	—	5,776,991	784,406
Securities lending	3,891	346,905	70,119
Less foreign taxes withheld	(3,495)	(4,978,581)	(441)
Total investment income	1,136,299	84,560,771	6,852,749
Expenses
Investment management fees	652,491	22,791,984	2,100,303
Distribution and service fees	46,796	—	186,861
Accounting and legal services fees	10,912	627,950	78,389
Trustees' fees	1,786	77,170	8,866
Custodian fees	12,341	552,288	53,030
Printing and postage	6,243	35,147	11,396
Professional fees	19,775	161,342	30,796
Other	8,957	97,002	17,852
Total expenses	759,301	24,342,883	2,487,493
Less expense reductions	(42,326)	(5,151,441)	(352,064)
Net expenses	716,975	19,191,442	2,135,429
Net investment income	419,324	65,369,329	4,717,320
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	4,943,487	403,962,779	13,279,358
Affiliated investments	(110)	(55,357)	(3,615)
Futures contracts	—	24,150,798	4,586,573
	4,943,377	428,058,220	17,862,316
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(5,963,687)	223,832,165	88,581,067
Affiliated investments	12	(41,570)	(8,895)
Futures contracts	—	(8,447,983)	(1,516,004)
	(5,963,675)	215,342,612	87,056,168
Net realized and unrealized gain (loss)	(1,020,298)	643,400,832	104,918,484
Increase (decrease) in net assets from operations	$(600,974)	$708,770,161	$109,635,804
The accompanying notes are an integral part of the financial statements.	196

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$57,518,039	$113,329,066	$2,126,422	$19,719,489	$541,190	$889,800
Net realized gain	88,106,373	109,797,665	75,023,164	86,293,520	12,189,896	20,494,031
Change in net unrealized appreciation (depreciation)	1,158,829,121	1,527,318,544	26,447,785	39,243,999	13,286,884	16,057,669
Increase in net assets resulting from operations	1,304,453,533	1,750,445,275	103,597,371	145,257,008	26,017,970	37,441,500
Distributions to shareholders
From earnings
Series I	—	(135,892,893)	—	(51,643,021)	—	(6,868,077)
Series II	—	(1,860,402)	—	(107,598,534)	—	(15,869,111)
Series III	—	—	—	(15,994,464)	—	(3,729,017)
Series NAV	—	(65,722,893)	—	—	—	—
Total distributions	—	(203,476,188)	—	(175,236,019)	—	(26,466,205)
From portfolio share transactions
Portfolio share transactions	(29,043,093)	373,858,151	(66,033,030)	53,084,043	(16,127,511)	6,803,657
Total increase	1,275,410,440	1,920,827,238	37,564,341	23,105,032	9,890,459	17,778,952
Net assets
Beginning of period	8,632,197,261	6,711,370,023	1,154,314,671	1,131,209,639	195,657,447	177,878,495
End of period	$9,907,607,701	$8,632,197,261	$1,191,879,012	$1,154,314,671	$205,547,906	$195,657,447
	American Growth Trust		American Growth-Income Trust		American International Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,065,549)	$(295,008)	$127,090	$8,345,372	$(341,261)	$2,975,930
Net realized gain (loss)	49,995,947	83,182,675	69,952,521	63,646,358	(2,005,692)	(208,960)
Change in net unrealized appreciation (depreciation)	90,368,502	182,663,133	51,640,905	123,772,785	27,012,860	47,143,572
Increase in net assets resulting from operations	139,298,900	265,550,800	121,720,516	195,764,515	24,665,907	49,910,542
Distributions to shareholders
From earnings
Series I	—	(37,705,288)	—	(34,400,319)	—	(18,047,858)
Series II	—	(82,889,195)	—	(45,445,213)	—	(31,836,484)
Series III	—	(12,991,046)	—	(20,110,673)	—	(4,346,330)
Total distributions	—	(133,585,529)	—	(99,956,205)	—	(54,230,672)
From portfolio share transactions
Portfolio share transactions	(69,600,874)	24,916,697	(73,038,249)	(6,358,827)	(20,191,711)	28,079,174
Total increase	69,698,026	156,881,968	48,682,267	89,449,483	4,474,196	23,759,044
Net assets
Beginning of period	901,820,793	744,938,825	900,659,148	811,209,665	362,469,675	338,710,631
End of period	$971,518,819	$901,820,793	$949,341,415	$900,659,148	$366,943,871	$362,469,675
The accompanying notes are an integral part of the financial statements.	197

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(1,846,105)	$(2,586,237)	$(849,852)	$(829,394)	$4,861,797	$8,989,486
Net realized gain	170,178,355	175,429,823	32,864,487	34,830,484	19,947,974	3,562,580
Change in net unrealized appreciation (depreciation)	258,319,378	473,052,680	87,848,273	176,200,081	6,302,385	61,542,961
Increase in net assets resulting from operations	426,651,628	645,896,266	119,862,908	210,201,171	31,112,156	74,095,027
Distributions to shareholders
From earnings
Series I	—	—	—	(2,667,083)	—	(827,190)
Series II	—	—	—	(1,069,138)	—	(27,705,410)
Series NAV	—	—	—	(3,955,185)	—	(24,275,515)
Total distributions	—	—	—	(7,691,406)	—	(52,808,115)
From portfolio share transactions
Portfolio share transactions	(172,055,192)	(284,009,750)	(27,887,206)	(35,521,077)	(25,340,869)	26,067,916
Total increase	254,596,436	361,886,516	91,975,702	166,988,688	5,771,287	47,354,828
Net assets
Beginning of period	1,786,300,520	1,424,414,004	581,786,946	414,798,258	467,043,363	419,688,535
End of period	$2,040,896,956	$1,786,300,520	$673,762,648	$581,786,946	$472,814,650	$467,043,363
	Disciplined Value Emerging Markets Equity Trust		Disciplined Value International Trust		Equity Income Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$2,556,010	$6,744,280	$4,166,762	$6,262,779	$14,322,941	$27,017,515
Net realized gain	17,812,155	2,204,124	12,131,587	25,230,422	77,179,675	63,668,025
Change in net unrealized appreciation (depreciation)	(12,890,404)	20,723,666	117,899	17,503,015	13,859,301	33,059,255
Increase in net assets resulting from operations	7,477,761	29,672,070	16,416,248	48,996,216	105,361,917	123,744,795
Distributions to shareholders
From earnings
Series I	—	(92,603)	—	(1,360,125)	—	(22,779,648)
Series II	—	(345,183)	—	(723,641)	—	(11,541,509)
Series NAV	—	(2,898,495)	—	(3,365,442)	—	(115,376,791)
Total distributions	—	(3,336,281)	—	(5,449,208)	—	(149,697,948)
From portfolio share transactions
Portfolio share transactions	389,721	(9,855,493)	(13,196,342)	(20,205,669)	(98,307,124)	40,005,404
Total increase	7,867,482	16,480,296	3,219,906	23,341,339	7,054,793	14,052,251
Net assets
Beginning of period	221,129,749	204,649,453	282,425,858	259,084,519	1,387,863,156	1,373,810,905
End of period	$228,997,231	$221,129,749	$285,645,764	$282,425,858	$1,394,917,949	$1,387,863,156
The accompanying notes are an integral part of the financial statements.	198

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$778,864	$2,282,360	$6,967,593	$8,925,771	$5,023,819	$8,211,943
Net realized gain (loss)	2,469,853	(6,157,749)	84,357,606	226,647,167	35,242,560	81,817,204
Change in net unrealized appreciation (depreciation)	6,362,776	8,608,034	196,803,071	391,841,948	36,328,327	65,910,966
Increase in net assets resulting from operations	9,611,493	4,732,645	288,128,270	627,414,886	76,594,706	155,940,113
Distributions to shareholders
From earnings
Series I	—	(4,504,609)	—	(12,650,526)	—	(35,679,840)
Series II	—	(799,649)	—	(5,746,353)	—	(11,902,011)
Series NAV	—	(1,483,487)	—	(250,991,267)	—	(14,726,125)
Total distributions	—	(6,787,745)	—	(269,388,146)	—	(62,307,976)
From portfolio share transactions
Portfolio share transactions	(10,794,146)	(16,941,321)	(86,442,256)	99,813,809	(41,370,881)	(34,438,539)
Total increase (decrease)	(1,182,653)	(18,996,421)	201,686,014	457,840,549	35,223,825	59,193,598
Net assets
Beginning of period	117,496,002	136,492,423	2,301,151,352	1,843,310,803	773,366,117	714,172,519
End of period	$116,313,349	$117,496,002	$2,502,837,366	$2,301,151,352	$808,589,942	$773,366,117
	Global Equity Trust		Health Sciences Trust		International Equity Index Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$2,355,589	$3,517,344	$(401,608)	$(695,226)	$14,374,293	$21,538,036
Net realized gain (loss)	15,204,448	14,653,642	16,057,243	17,309,208	(4,452,679)	(857,531)
Change in net unrealized appreciation (depreciation)	8,356,273	33,991,646	4,356,586	(6,304,211)	38,191,788	99,475,483
Increase in net assets resulting from operations	25,916,310	52,162,632	20,012,221	10,309,771	48,113,402	120,155,988
Distributions to shareholders
From earnings
Series I	—	(9,191,603)	—	(3,023,973)	—	(7,614,539)
Series II	—	(851,150)	—	(3,029,860)	—	(405,616)
Series NAV	—	(2,012,247)	—	(7,760,721)	—	(11,840,364)
Total distributions	—	(12,055,000)	—	(13,814,554)	—	(19,860,519)
From portfolio share transactions
Portfolio share transactions	(19,142,575)	(18,985,336)	(21,666,873)	(11,244,801)	(818,118)	6,099,140
Total increase (decrease)	6,773,735	21,122,296	(1,654,652)	(14,749,584)	47,295,284	106,394,609
Net assets
Beginning of period	296,176,621	275,054,325	263,192,982	277,942,566	885,855,409	779,460,800
End of period	$302,950,356	$296,176,621	$261,538,330	$263,192,982	$933,150,693	$885,855,409
The accompanying notes are an integral part of the financial statements.	199

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$1,409,643	$2,035,357	$(1,307,053)	$19,639,689	$(238,734)	$4,204,531
Net realized gain (loss)	3,476,817	944,765	3,247,989	19,291,299	(2,702,710)	(2,674,010)
Change in net unrealized appreciation (depreciation)	(1,903,244)	10,034,862	43,583,440	78,671,990	5,625,166	12,396,400
Increase in net assets resulting from operations	2,983,216	13,014,984	45,524,376	117,602,978	2,683,722	13,926,921
Distributions to shareholders
From earnings
Series I	—	(769,798)	—	(4,080,070)	—	(924,592)
Series II	—	(485,267)	—	(81,294,696)	—	(9,877,048)
Series NAV	—	(2,978,923)	—	(16,626,546)	—	(473,285)
Total distributions	—	(4,233,988)	—	(102,001,312)	—	(11,274,925)
From portfolio share transactions
Portfolio share transactions	(13,724,323)	(446,278)	(42,798,805)	51,202,070	(11,135,856)	(2,231,391)
Total increase (decrease)	(10,741,107)	8,334,718	2,725,571	66,803,736	(8,452,134)	420,605
Net assets
Beginning of period	106,885,268	98,550,550	965,747,531	898,943,795	165,769,255	165,348,650
End of period	$96,144,161	$106,885,268	$968,473,102	$965,747,531	$157,317,121	$165,769,255
	Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio		Mid Cap Growth Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(7,169,693)	$87,226,450	$(389,288)	$6,302,752	$(1,596,754)	$(2,377,595)
Net realized gain (loss)	28,201,033	189,086,324	(2,065,670)	3,226,695	34,893,049	(34,207,331)
Change in net unrealized appreciation (depreciation)	329,226,828	497,095,114	12,904,315	21,990,686	11,680,335	137,287,470
Increase in net assets resulting from operations	350,258,168	773,407,888	10,449,357	31,520,133	44,976,630	100,702,544
Distributions to shareholders
From earnings
Series I	—	(28,035,209)	—	(1,227,642)	—	—
Series II	—	(596,187,700)	—	(22,217,552)	—	—
Series NAV	—	(79,192,942)	—	(4,391,952)	—	—
Total distributions	—	(703,415,851)	—	(27,837,146)	—	—
From portfolio share transactions
Portfolio share transactions	(299,905,859)	209,698,575	(19,324,520)	10,184,434	(38,366,784)	(57,353,316)
Total increase (decrease)	50,352,309	279,690,612	(8,875,163)	13,867,421	6,609,846	43,349,228
Net assets
Beginning of period	5,152,353,808	4,872,663,196	288,545,011	274,677,590	605,151,517	561,802,289
End of period	$5,202,706,117	$5,152,353,808	$279,669,848	$288,545,011	$611,761,363	$605,151,517
The accompanying notes are an integral part of the financial statements.	200

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Index Trust		Mid Value Trust		Real Estate Securities Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$7,578,630	$14,005,765	$3,515,545	$6,203,522	$3,907,388	$6,781,091
Net realized gain (loss)	49,700,169	41,315,201	45,606,374	40,095,215	3,196,330	(19,279,284)
Change in net unrealized appreciation (depreciation)	13,538,824	116,195,984	(202,455)	55,237,528	(5,219,413)	46,917,658
Increase in net assets resulting from operations	70,817,623	171,516,950	48,919,464	101,536,265	1,884,305	34,419,465
Distributions to shareholders
From earnings
Series I	—	(51,970,627)	—	(33,112,245)	—	(1,977,238)
Series II	—	(3,223,448)	—	(7,482,890)	—	(940,863)
Series NAV	—	(15,650,697)	—	(48,378,604)	—	(8,163,515)
Total distributions	—	(70,844,772)	—	(88,973,739)	—	(11,081,616)
From portfolio share transactions
Portfolio share transactions	(65,178,135)	(23,545,993)	(43,894,694)	38,064,088	(12,334,210)	(16,760,744)
Total increase (decrease)	5,639,488	77,126,185	5,024,770	50,626,614	(10,449,905)	6,577,105
Net assets
Beginning of period	1,211,390,516	1,134,264,331	619,596,638	568,970,024	293,105,504	286,528,399
End of period	$1,217,030,004	$1,211,390,516	$624,621,408	$619,596,638	$282,655,599	$293,105,504
	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(2,221,044)	$(2,276,143)	$2,989,830	$6,106,597	$515,321	$919,125
Net realized gain	119,495,192	155,656,497	31,532,509	10,133,596	8,695,465	9,821,674
Change in net unrealized appreciation (depreciation)	108,231,114	181,006,804	(26,942,814)	60,858,932	(8,913,176)	16,064,342
Increase in net assets resulting from operations	225,505,262	334,387,158	7,579,525	77,099,125	297,610	26,805,141
Distributions to shareholders
From earnings
Series I	—	—	—	(9,173,494)	—	(7,164,756)
Series II	—	—	—	(636,763)	—	(2,513,812)
Series NAV	—	—	—	(3,510,487)	—	(4,659,251)
Total distributions	—	—	—	(13,320,744)	—	(14,337,819)
From portfolio share transactions
Portfolio share transactions	(69,812,678)	(16,770,274)	(41,644,373)	(16,334,114)	(13,949,779)	7,930,653
Total increase (decrease)	155,692,584	317,616,884	(34,064,848)	47,444,267	(13,652,169)	20,397,975
Net assets
Beginning of period	938,920,396	621,303,512	539,903,233	492,458,966	172,888,528	152,490,553
End of period	$1,094,612,980	$938,920,396	$505,838,385	$539,903,233	$159,236,359	$172,888,528
The accompanying notes are an integral part of the financial statements.	201

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income (loss)	$(638,182)	$(1,122,252)	$2,247,264	$3,529,230	$419,324	$684,354
Net realized gain (loss)	9,051,406	(699,886)	7,526,540	24,974,283	4,943,377	5,306,658
Change in net unrealized appreciation (depreciation)	3,225,226	41,283,382	(8,760,570)	30,476,608	(5,963,675)	9,729,869
Increase (decrease) in net assets resulting from operations	11,638,450	39,461,244	1,013,234	58,980,121	(600,974)	15,720,881
Distributions to shareholders
From earnings
Series I	—	—	—	(11,572,708)	—	(2,998,586)
Series II	—	—	—	(1,729,984)	—	(2,305,826)
Series NAV	—	—	—	(27,287,401)	—	(3,849,226)
Total distributions	—	—	—	(40,590,093)	—	(9,153,638)
From portfolio share transactions
Portfolio share transactions	(11,267,980)	(12,694,770)	(17,423,814)	12,167,116	(6,617,203)	(6,066,819)
Total increase (decrease)	370,470	26,766,474	(16,410,580)	30,557,144	(7,218,177)	500,424
Net assets
Beginning of period	279,140,976	252,374,502	461,752,141	431,194,997	129,713,698	129,213,274
End of period	$279,511,446	$279,140,976	$445,341,561	$461,752,141	$122,495,521	$129,713,698
	Strategic Equity Allocation Trust		Total Stock Market Index Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$65,369,329	$116,062,716	$4,717,320	$8,651,700
Net realized gain	428,058,220	637,712,785	17,862,316	36,880,707
Change in net unrealized appreciation (depreciation)	215,342,612	649,821,587	87,056,168	120,644,052
Increase in net assets resulting from operations	708,770,161	1,403,597,088	109,635,804	166,176,459
Distributions to shareholders
From earnings
Series I	—	—	—	(31,296,480)
Series II	—	—	—	(2,748,424)
Series NAV	—	(504,749,872)	—	(15,450,346)
Total distributions	—	(504,749,872)	—	(49,495,250)
From portfolio share transactions
Portfolio share transactions	(718,899,339)	(584,711,351)	47,101,634	12,972,387
Total increase (decrease)	(10,129,178)	314,135,865	156,737,438	129,653,596
Net assets
Beginning of period	7,219,448,386	6,905,312,521	804,626,907	674,973,311
End of period	$7,209,319,208	$7,219,448,386	$961,364,345	$804,626,907
The accompanying notes are an integral part of the financial statements.	202

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
06-30-2024[3]	49.87	0.33	7.21	7.54	—	—	—	—	57.41	15.12[4]	0.57[5]	0.30[5]	1.23[5]	6,737	1
12-31-2023	40.70	0.67	9.72	10.39	(0.58)	(0.64)	—	(1.22)	49.87	25.90	0.55	0.30	1.48	5,787	2
12-31-2022	52.44	0.59	(10.22)	(9.63)	(0.56)	(1.55)	—	(2.11)	40.70	(18.37)	0.55	0.30	1.31	4,441	2
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	—	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3[6]
Series II
06-30-2024[3]	49.88	0.28	7.20	7.48	—	—	—	—	57.36	15.00[4]	0.77[5]	0.50[5]	1.03[5]	90	1
12-31-2023	40.72	0.58	9.72	10.30	(0.50)	(0.64)	—	(1.14)	49.88	25.64	0.75	0.50	1.28	82	2
12-31-2022	52.45	0.50	(10.21)	(9.71)	(0.47)	(1.55)	—	(2.02)	40.72	(18.51)	0.75	0.50	1.11	70	2
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	—	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3[6]
Series NAV
06-30-2024[3]	49.87	0.34	7.21	7.55	—	—	—	—	57.42	15.14[4]	0.52[5]	0.25[5]	1.28[5]	3,081	1
12-31-2023	40.70	0.70	9.71	10.41	(0.60)	(0.64)	—	(1.24)	49.87	25.95	0.50	0.25	1.53	2,764	2
12-31-2022	52.43	0.61	(10.20)	(9.59)	(0.59)	(1.55)	—	(2.14)	40.70	(18.31)	0.50	0.25	1.36	2,201	2
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	—	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3[6]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes in-kind transactions.
American Asset Allocation Trust
Series I
06-30-2024[3]	9.17	0.02[4]	0.83	0.85	—	—	—	—	10.02	9.27[5]	0.63[6,7]	0.62[6,7]	0.40[4,6]	366	5
12-31-2023	9.59	0.18[4]	1.00	1.18	(0.17)	(1.43)	—	(1.60)	9.17	13.90	0.63[7]	0.63[7]	1.83[4]	343	6
12-31-2022	13.11	0.17[4]	(2.02)	(1.85)	(0.16)	(1.51)	—	(1.67)	9.59	(13.76)	0.63[7]	0.62[7]	1.54[4]	320	9
12-31-2021	12.26	0.15[4]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[7]	0.62[7]	1.16[4]	374	5
12-31-2020	12.58	0.16[4]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[7]	0.62[7]	1.30[4]	334	3
12-31-2019	11.84	0.19[4]	2.16	2.35	(0.16)	(1.45)	—	(1.61)	12.58	20.78	0.63[7]	0.62[7]	1.52[4]	306	7
Series II
06-30-2024[3]	9.17	0.01[4]	0.83	0.84	—	—	—	—	10.01	9.16[5]	0.78[6,7]	0.71[6,7]	0.29[4,6]	720	5
12-31-2023	9.60	0.16[4]	1.00	1.16	(0.16)	(1.43)	—	(1.59)	9.17	13.68	0.78[7]	0.72[7]	1.67[4]	707	6
12-31-2022	13.11	0.16[4]	(2.01)	(1.85)	(0.15)	(1.51)	—	(1.66)	9.60	(13.77)	0.78[7]	0.71[7]	1.37[4]	710	9
12-31-2021	12.26	0.13[4]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[7]	0.71[7]	0.98[4]	921	5
12-31-2020	12.58	0.14[4]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[7]	0.71[7]	1.15[4]	953	3
12-31-2019	11.84	0.17[4]	2.17	2.34	(0.15)	(1.45)	—	(1.60)	12.58	20.67	0.78[7]	0.71[7]	1.36[4]	967	7
Series III
06-30-2024[3]	9.18	0.04[4]	0.83	0.87	—	—	—	—	10.05	9.48[5]	0.28[6,7]	0.27[6,7]	0.74[4,6]	106	5
12-31-2023	9.60	0.21[4]	1.00	1.21	(0.20)	(1.43)	—	(1.63)	9.18	14.23	0.28[7]	0.28[7]	2.14[4]	104	6
12-31-2022	13.12	0.21[4]	(2.02)	(1.81)	(0.20)	(1.51)	—	(1.71)	9.60	(13.44)	0.28[7]	0.27[7]	1.82[4]	101	9
12-31-2021	12.27	0.19[4]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[7]	0.27[7]	1.45[4]	128	5
12-31-2020	12.58	0.20[4]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[7]	0.27[7]	1.61[4]	125	3
12-31-2019	11.84	0.23[4]	2.17	2.40	(0.21)	(1.45)	—	(1.66)	12.58	21.16	0.28[7]	0.27[7]	1.81[4]	122	7
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	203

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
06-30-2024[3]	14.27	0.04[4]	1.92	1.96	—	—	—	—	16.23	13.74[5]	0.65[6,7]	0.65[6,7]	0.56[4,6]	59	4
12-31-2023	13.73	0.08[4]	2.66	2.74	(0.07)	(2.13)	—	(2.20)	14.27	22.12	0.66[7]	0.65[7]	0.52[4]	52	12
12-31-2022	21.63	0.05[4]	(5.61)	(5.56)	(0.04)	(2.30)	—	(2.34)	13.73	(25.05)	0.66[7]	0.65[7]	0.33[4]	41	13
12-31-2021	19.75	(0.01)[4]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[7]	0.63[7]	(0.04)[4]	48	8
12-31-2020	16.49	—[4,8]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[7]	0.64[7]	(0.02)[4]	39	6
12-31-2019	13.68	0.12[4]	4.43	4.55	(0.10)	(1.64)	—	(1.74)	16.49	34.71	0.65[7]	0.64[7]	0.79[4]	27	9
Series II
06-30-2024[3]	14.17	0.03[4]	1.91	1.94	—	—	—	—	16.11	13.69[5]	0.80[6,7]	0.72[6,7]	0.45[4,6]	119	4
12-31-2023	13.65	0.06[4]	2.65	2.71	(0.06)	(2.13)	—	(2.19)	14.17	22.02	0.81[7]	0.72[7]	0.38[4]	117	12
12-31-2022	21.51	0.03[4]	(5.57)	(5.54)	(0.02)	(2.30)	—	(2.32)	13.65	(25.08)	0.81[7]	0.72[7]	0.18[4]	112	13
12-31-2021	19.66	(0.03)[4]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[7]	0.70[7]	(0.14)[4]	169	8
12-31-2020	16.44	(0.02)[4]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[7]	0.71[7]	(0.13)[4]	172	6
12-31-2019	13.64	0.09[4]	4.44	4.53	(0.09)	(1.64)	—	(1.73)	16.44	34.66	0.80[7]	0.71[7]	0.60[4]	161	9
Series III
06-30-2024[3]	14.35	0.07[4]	1.92	1.99	—	—	—	—	16.34	13.87[5]	0.30[6,7]	0.30[6,7]	0.87[4,6]	28	4
12-31-2023	13.79	0.12[4]	2.69	2.81	(0.12)	(2.13)	—	(2.25)	14.35	22.55	0.31[7]	0.30[7]	0.82[4]	27	12
12-31-2022	21.71	0.11[4]	(5.64)	(5.53)	(0.09)	(2.30)	—	(2.39)	13.79	(24.77)	0.31[7]	0.30[7]	0.64[4]	25	13
12-31-2021	19.75	0.06[4]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[7]	0.28[7]	0.29[4]	33	8
12-31-2020	16.43	0.05[4]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[7]	0.29[7]	0.30[4]	32	6
12-31-2019	13.63	0.16[4]	4.43	4.59	(0.15)	(1.64)	—	(1.79)	16.43	35.17	0.30[7]	0.29[7]	1.03[4]	30	9
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
American Growth Trust
Series I
06-30-2024[3]	15.41	(0.02)[4]	2.46	2.44	—	—	—	—	17.85	15.83[5]	0.63[6,7]	0.62[6,7]	(0.21)[4,6]	314	3
12-31-2023	13.39	—[4,8]	4.67	4.67	(0.01)	(2.64)	—	(2.65)	15.41	37.99	0.64[7]	0.63[7]	(0.01)[4]	271	8
12-31-2022	26.51	—[4,8]	(7.86)	(7.86)	—	(5.26)[9]	—	(5.26)	13.39	(30.20)	0.63[7]	0.62[7]	(0.02)[4]	188	11
12-31-2021	23.31	(0.04)[4]	5.05	5.01	—	(1.81)[9]	—	(1.81)	26.51	21.55	0.63[7]	0.62[7]	(0.14)[4]	265	14
12-31-2020	17.56	(0.01)[4]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[7]	0.62[7]	(0.06)[4]	215	4
12-31-2019	16.55	0.07[4]	4.50	4.57	(0.04)	(3.52)	—	(3.56)	17.56	30.30	0.63[7]	0.63[7]	0.38[4]	148	12
Series II
06-30-2024[3]	15.12	(0.02)[4]	2.41	2.39	—	—	—	—	17.51	15.81[5]	0.78[6,7]	0.68[6,7]	(0.29)[4,6]	568	3
12-31-2023	13.19	(0.02)[4]	4.60	4.58	(0.01)	(2.64)	—	(2.65)	15.12	37.88	0.79[7]	0.69[7]	(0.10)[4]	545	8
12-31-2022	26.22	(0.02)[4]	(7.76)	(7.78)	(0.01)	(5.24)[9]	—	(5.25)	13.19	(30.25)	0.78[7]	0.68[7]	(0.11)[4]	481	11
12-31-2021	23.07	(0.06)[4]	5.00	4.94	—	(1.79)[9]	—	(1.79)	26.22	21.49	0.78[7]	0.68[7]	(0.23)[4]	739	14
12-31-2020	17.41	(0.03)[4]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[7]	0.68[7]	(0.13)[4]	729	4
12-31-2019	16.44	0.05[4]	4.47	4.52	(0.03)	(3.52)	—	(3.55)	17.41	30.20	0.78[7]	0.69[7]	0.28[4]	619	12
Series III
06-30-2024[3]	15.33	0.01[4]	2.45	2.46	—	—	—	—	17.79	16.05[5]	0.28[6,7]	0.27[6,7]	0.12[4,6]	90	3
12-31-2023	13.29	0.05[4]	4.64	4.69	(0.01)	(2.64)	—	(2.65)	15.33	38.45	0.29[7]	0.28[7]	0.31[4]	86	8
12-31-2022	26.38	0.06[4]	(7.82)	(7.76)	—	(5.33)[9]	—	(5.33)	13.29	(29.95)	0.28[7]	0.27[7]	0.31[4]	76	11
12-31-2021	23.19	0.05[4]	5.04	5.09	—	(1.90)[9]	—	(1.90)	26.38	22.00	0.28[7]	0.27[7]	0.19[4]	106	14
12-31-2020	17.43	0.05[4]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[7]	0.27[7]	0.28[4]	103	4
12-31-2019	16.44	0.12[4]	4.49	4.61	(0.10)	(3.52)	—	(3.62)	17.43	30.80	0.28[7]	0.28[7]	0.70[4]	91	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share. 9 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
The accompanying notes are an integral part of the financial statements.	204

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
06-30-2024[3]	15.73	—[4,5]	2.19	2.19	—	—	—	—	17.92	13.92[6]	0.63[7,8]	0.62[7,8]	0.01[5,7]	348	5
12-31-2023	14.21	0.15[5]	3.27	3.42	(0.16)	(1.74)	—	(1.90)	15.73	25.68	0.64[8]	0.63[8]	0.97[5]	315	8
12-31-2022	18.55	0.14[5]	(3.28)	(3.14)	(0.13)	(1.07)	—	(1.20)	14.21	(16.78)	0.63[8]	0.62[8]	0.89[5]	268	12
12-31-2021	15.87	0.13[5]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[8]	0.62[8]	0.74[5]	344	3
12-31-2020	16.38	0.15[5]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[8]	0.62[8]	0.97[5]	298	8
12-31-2019	15.03	0.21[5]	3.45	3.66	(0.17)	(2.14)	—	(2.31)	16.38	25.70	0.63[8]	0.62[8]	1.28[5]	288	13
Series II
06-30-2024[3]	15.62	(0.01)[5]	2.19	2.18	—	—	—	—	17.80	13.96[6]	0.78[7,8]	0.70[7,8]	(0.09)[5,7]	421	5
12-31-2023	14.13	0.13[5]	3.24	3.37	(0.14)	(1.74)	—	(1.88)	15.62	25.52	0.79[8]	0.71[8]	0.85[5]	410	8
12-31-2022	18.45	0.12[5]	(3.25)	(3.13)	(0.12)	(1.07)	—	(1.19)	14.13	(16.84)	0.78[8]	0.70[8]	0.78[5]	380	12
12-31-2021	15.79	0.11[5]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[8]	0.70[8]	0.61[5]	531	3
12-31-2020	16.31	0.14[5]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[8]	0.70[8]	0.88[5]	528	8
12-31-2019	14.97	0.18[5]	3.46	3.64	(0.16)	(2.14)	—	(2.30)	16.31	25.64	0.78[8]	0.70[8]	1.13[5]	518	13
Series III
06-30-2024[3]	15.69	0.03[5]	2.19	2.22	—	—	—	—	17.91	14.15[6]	0.28[7,8]	0.27[7,8]	0.34[5,7]	181	5
12-31-2023	14.17	0.20[5]	3.27	3.47	(0.21)	(1.74)	—	(1.95)	15.69	26.14	0.29[8]	0.28[8]	1.29[5]	175	8
12-31-2022	18.52	0.20[5]	(3.29)	(3.09)	(0.19)	(1.07)	—	(1.26)	14.17	(16.56)	0.28[8]	0.27[8]	1.24[5]	163	12
12-31-2021	15.83	0.19[5]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[8]	0.27[8]	1.05[5]	216	3
12-31-2020	16.34	0.21[5]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[8]	0.27[8]	1.32[5]	208	8
12-31-2019	14.99	0.26[5]	3.46	3.72	(0.23)	(2.14)	—	(2.37)	16.34	26.16	0.28[8]	0.27[8]	1.58[5]	202	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Less than $0.005 per share. 5 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 6 Not annualized. 7 Annualized. 8 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
06-30-2024[3]	14.50	(0.01)[4]	1.03	1.02	—	—	—	—	15.52	7.03[5]	0.64[6,7]	0.63[6,7]	(0.13)[4,6]	127	1
12-31-2023	15.03	0.15[4]	1.87	2.02	(0.15)	(2.40)	—	(2.55)	14.50	15.39	0.65[7]	0.64[7]	0.93[4]	122	7
12-31-2022	20.56	0.22[4]	(4.63)	(4.41)	(0.22)	(0.90)	—	(1.12)	15.03	(21.11)	0.64[7]	0.63[7]	1.32[4]	106	15
12-31-2021	21.41	0.41[4]	(0.80)	(0.39)	(0.42)	(0.04)	—	(0.46)	20.56	(1.81)	0.63[7]	0.63[7]	1.89[4]	145	9
12-31-2020	19.83	0.06[4]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[7]	0.63[7]	0.32[4]	170	10
12-31-2019	17.67	0.22[4]	3.56	3.78	(0.18)	(1.44)	—	(1.62)	19.83	22.40	0.64[7]	0.63[7]	1.12[4]	137	10
Series II
06-30-2024[3]	14.50	(0.02)[4]	1.02	1.00	—	—	—	—	15.50	6.90[5]	0.79[6,7]	0.76[6,7]	(0.27)[4,6]	212	1
12-31-2023	15.03	0.12[4]	1.87	1.99	(0.12)	(2.40)	—	(2.52)	14.50	15.23	0.80[7]	0.77[7]	0.75[4]	213	7
12-31-2022	20.54	0.20[4]	(4.61)	(4.41)	(0.20)	(0.90)	—	(1.10)	15.03	(21.16)	0.79[7]	0.76[7]	1.20[4]	206	15
12-31-2021	21.39	0.39[4]	(0.81)	(0.42)	(0.39)	(0.04)	—	(0.43)	20.54	(1.96)	0.78[7]	0.76[7]	1.80[4]	293	9
12-31-2020	19.82	0.03[4]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[7]	0.76[7]	0.16[4]	317	10
12-31-2019	17.66	0.17[4]	3.59	3.76	(0.16)	(1.44)	—	(1.60)	19.82	22.27	0.79[7]	0.76[7]	0.88[4]	310	10
Series III
06-30-2024[3]	14.43	0.02[4]	1.02	1.04	—	—	—	—	15.47	7.21[5]	0.29[6,7]	0.28[6,7]	0.21[4,6]	28	1
12-31-2023	14.97	0.20[4]	1.86	2.06	(0.20)	(2.40)	—	(2.60)	14.43	15.76	0.30[7]	0.29[7]	1.24[4]	28	7
12-31-2022	20.48	0.29[4]	(4.62)	(4.33)	(0.28)	(0.90)	—	(1.18)	14.97	(20.80)	0.29[7]	0.28[7]	1.72[4]	27	15
12-31-2021	21.34	0.50[4]	(0.82)	(0.32)	(0.50)	(0.04)	—	(0.54)	20.48	(1.50)	0.28[7]	0.28[7]	2.31[4]	36	9
12-31-2020	19.75	0.12[4]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[7]	0.28[7]	0.64[4]	38	10
12-31-2019	17.59	0.26[4]	3.59	3.85	(0.25)	(1.44)	—	(1.69)	19.75	22.89	0.29[7]	0.28[7]	1.38[4]	37	10
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	205

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
06-30-2024[3]	27.01	(0.03)	6.76	6.73	—	—	—	—	33.74	24.92[4]	0.82[5]	0.79[5]	(0.22)[5]	352	5
12-31-2023	18.06	(0.04)	8.99	8.95	—	—	—	—	27.01	49.56	0.83	0.79	(0.19)	304	11
12-31-2022	40.95	(0.08)	(14.95)	(15.03)	—	(7.86)	—	(7.86)	18.06	(38.09)	0.83	0.79	(0.28)	227	17
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	—	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
Series II
06-30-2024[3]	24.94	(0.06)	6.24	6.18	—	—	—	—	31.12	24.78[4]	1.02[5]	0.99[5]	(0.42)[5]	114	5
12-31-2023	16.71	(0.08)	8.31	8.23	—	—	—	—	24.94	49.25	1.03	0.99	(0.39)	101	11
12-31-2022	38.84	(0.13)	(14.14)	(14.27)	—	(7.86)	—	(7.86)	16.71	(38.20)	1.03	0.99	(0.48)	79	17
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	—	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
Series NAV
06-30-2024[3]	27.12	(0.03)	6.81	6.78	—	—	—	—	33.90	24.96[4]	0.77[5]	0.74[5]	(0.17)[5]	1,575	5
12-31-2023	18.13	(0.03)	9.02	8.99	—	—	—	—	27.12	49.59	0.78	0.74	(0.14)	1,382	11
12-31-2022	41.04	(0.07)	(14.98)	(15.05)	—	(7.86)	—	(7.86)	18.13	(38.05)	0.78	0.74	(0.23)	1,119	17
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
12-31-2019	30.97	—[6]	8.81	8.81	—[6]	(5.31)	—	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Capital Appreciation Trust
Series I
06-30-2024[3]	4.94	(0.01)	1.05	1.04	—	—	—	—	5.98	21.05[4]	0.80[5]	0.80[5]	(0.28)[5]	232	17
12-31-2023	3.28	(0.01)	1.73	1.72	—	(0.06)	—	(0.06)	4.94	52.85	0.82	0.81	(0.17)	204	34
12-31-2022	7.48	(0.01)	(2.70)	(2.71)	—	(1.49)	—	(1.49)	3.28	(37.70)	0.81	0.81	(0.22)	151	31
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	—	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
Series II
06-30-2024[3]	3.77	(0.01)	0.80	0.79	—	—	—	—	4.56	20.95[4]	1.00[5]	1.00[5]	(0.48)[5]	67	17
12-31-2023	2.52	(0.01)	1.32	1.31	—	(0.06)	—	(0.06)	3.77	52.51	1.02	1.01	(0.37)	61	34
12-31-2022	6.28	(0.02)	(2.25)	(2.27)	—	(1.49)	—	(1.49)	2.52	(37.88)	1.01	1.01	(0.42)	46	31
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
12-31-2019	11.61	(0.02)	2.75	2.73	—[6]	(9.60)	—	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
Series NAV
06-30-2024[3]	5.02	(0.01)	1.06	1.05	—	—	—	—	6.07	20.92[4]	0.75[5]	0.75[5]	(0.23)[5]	374	17
12-31-2023	3.33	—[6]	1.75	1.75	—	(0.06)	—	(0.06)	5.02	52.95	0.77	0.76	(0.12)	317	34
12-31-2022	7.55	(0.01)	(2.72)	(2.73)	—	(1.49)	—	(1.49)	3.33	(37.59)	0.76	0.76	(0.18)	217	31
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
12-31-2019	12.11	—[6]	2.92	2.92	(0.01)	(9.60)	—	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	206

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
06-30-2024[3]	11.02	0.12	0.64	0.76	—	—	—	—	11.78	6.90[4]	0.94[5]	0.89[5]	2.18[5]	8	40
12-31-2023	10.62	0.24	1.56	1.80	(0.20)	(1.20)	—	(1.40)	11.02	18.18	0.95	0.90	2.10	7	76
12-31-2022	14.06	0.14	(1.83)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.62	(11.86)	0.94	0.90	1.14	8	88
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	—	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
Series II
06-30-2024[3]	10.93	0.11	0.63	0.74	—	—	—	—	11.67	6.77[4]	1.14[5]	1.09[5]	1.97[5]	245	40
12-31-2023	10.54	0.21	1.56	1.77	(0.18)	(1.20)	—	(1.38)	10.93	18.01	1.15	1.10	1.90	245	76
12-31-2022	13.97	0.11	(1.82)	(1.71)	(0.10)	(1.62)	—	(1.72)	10.54	(12.07)	1.14	1.10	0.93	233	88
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	—	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
Series NAV
06-30-2024[3]	10.97	0.13	0.63	0.76	—	—	—	—	11.73	6.93[4]	0.89[5]	0.84[5]	2.22[5]	220	40
12-31-2023	10.57	0.24	1.57	1.81	(0.21)	(1.20)	—	(1.41)	10.97	18.31	0.90	0.85	2.16	215	76
12-31-2022	14.01	0.15	(1.84)	(1.69)	(0.13)	(1.62)	—	(1.75)	10.57	(11.87)	0.89	0.85	1.20	179	88
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	—	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Disciplined Value Emerging Markets Equity Trust
Series I
06-30-2024[3]	10.06	0.11	0.22	0.33	—	—	—	—	10.39	3.28[4]	1.08[5]	1.07[5]	2.24[5]	6	109[6]
12-31-2023	8.88	0.30	1.03	1.33	(0.15)	—	—	(0.15)	10.06	15.19	1.09	1.08	3.21	6	12
12-31-2022	10.50	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.88	(11.67)	1.12	1.11	3.83	6	15
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
Series II
06-30-2024[3]	10.06	0.10	0.22	0.32	—	—	—	—	10.38	3.18[4]	1.28[5]	1.27[5]	1.99[5]	24	109[6]
12-31-2023	8.89	0.28	1.03	1.31	(0.14)	—	—	(0.14)	10.06	14.85	1.29	1.28	2.97	26	12
12-31-2022	10.51	0.35	(1.63)	(1.28)	(0.34)	—	—	(0.34)	8.89	(11.87)	1.32	1.31	3.61	26	15
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
Series NAV
06-30-2024[3]	10.04	0.12	0.22	0.34	—	—	—	—	10.38	3.39[4]	1.03[5]	1.02[5]	2.31[5]	199	109[6]
12-31-2023	8.87	0.30	1.03	1.33	(0.16)	—	—	(0.16)	10.04	15.15	1.04	1.03	3.22	189	12
12-31-2022	10.49	0.37	(1.63)	(1.26)	(0.36)	—	—	(0.36)	8.87	(11.63)	1.07	1.06	3.89	173	15
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	207

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Disciplined Value International Trust
Series I
06-30-2024[3]	15.47	0.24	0.69	0.93	—	—	—	—	16.40	6.01[4]	0.84[5]	0.83[5]	2.95[5]	75	35
12-31-2023	13.15	0.32	2.28	2.60	(0.28)	—	—	(0.28)	15.47	19.96	0.87	0.86	2.22	77	81
12-31-2022	14.38	0.31	(1.05)	(0.74)	(0.49)	—	—	(0.49)	13.15	(4.77)	0.93	0.92	2.33	67	74
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[6]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
Series II
06-30-2024[3]	15.45	0.22	0.69	0.91	—	—	—	—	16.36	5.89[4]	1.04[5]	1.03[5]	2.75[5]	44	35
12-31-2023	13.14	0.29	2.27	2.56	(0.25)	—	—	(0.25)	15.45	19.69	1.07	1.06	2.02	45	81
12-31-2022	14.37	0.29	(1.06)	(0.77)	(0.46)	—	—	(0.46)	13.14	(4.98)	1.13	1.12	2.15	41	74
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[6]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
Series NAV
06-30-2024[3]	15.33	0.24	0.68	0.92	—	—	—	—	16.25	6.00[4]	0.79[5]	0.78[5]	3.00[5]	166	35
12-31-2023	13.03	0.33	2.25	2.58	(0.28)	—	—	(0.28)	15.33	20.05	0.82	0.81	2.27	161	81
12-31-2022	14.26	0.31	(1.04)	(0.73)	(0.50)	—	—	(0.50)	13.03	(4.75)	0.88	0.87	2.35	151	74
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[6]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
Equity Income Trust
Series I
06-30-2024[3]	13.44	0.14	0.91	1.05	—	—	—	—	14.49	7.81[4]	0.77[5]	0.74[5]	2.04[5]	217	11
12-31-2023	13.93	0.27	0.83	1.10	(0.27)	(1.32)	—	(1.59)	13.44	9.39	0.78	0.75	1.97	214	18
12-31-2022	16.63	0.30	(0.95)	(0.65)	(0.29)	(1.76)	—	(2.05)	13.93	(3.40)	0.78	0.75	1.92	218	16
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	—	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18[6]
Series II
06-30-2024[3]	13.33	0.13	0.89	1.02	—	—	—	—	14.35	7.65[4]	0.97[5]	0.94[5]	1.84[5]	106	11
12-31-2023	13.82	0.24	0.84	1.08	(0.25)	(1.32)	—	(1.57)	13.33	9.26	0.98	0.95	1.77	107	18
12-31-2022	16.52	0.27	(0.95)	(0.68)	(0.26)	(1.76)	—	(2.02)	13.82	(3.64)	0.98	0.95	1.72	113	16
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	—	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18[6]
Series NAV
06-30-2024[3]	13.33	0.15	0.89	1.04	—	—	—	—	14.37	7.80[4]	0.72[5]	0.69[5]	2.09[5]	1,072	11
12-31-2023	13.82	0.28	0.83	1.11	(0.28)	(1.32)	—	(1.60)	13.33	9.52	0.73	0.70	2.02	1,067	18
12-31-2022	16.52	0.31	(0.95)	(0.64)	(0.30)	(1.76)	—	(2.06)	13.82	(3.38)	0.73	0.70	1.96	1,043	16
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	—	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18[6]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	208

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
06-30-2024[3]	11.01	0.08	0.86	0.94	—	—	—	—	11.95	8.54[4]	0.94[5]	0.93[5]	1.35[5]	75	33
12-31-2023	11.20	0.21	0.26	0.47	(0.19)	(0.47)	—	(0.66)	11.01	5.22	0.95	0.94	1.95	77	68
12-31-2022	16.38	0.22	(2.47)	(2.25)	(0.35)	(2.58)	—	(2.93)	11.20	(13.67)	0.91	0.90	1.51	93	50
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	—	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
Series II
06-30-2024[3]	10.86	0.07	0.85	0.92	—	—	—	—	11.78	8.47[4]	1.14[5]	1.13[5]	1.15[5]	14	33
12-31-2023	11.06	0.18	0.26	0.44	(0.17)	(0.47)	—	(0.64)	10.86	4.98	1.15	1.14	1.75	14	68
12-31-2022	16.21	0.18	(2.43)	(2.25)	(0.32)	(2.58)	—	(2.90)	11.06	(13.83)	1.11	1.10	1.31	16	50
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	—	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
Series NAV
06-30-2024[3]	10.95	0.08	0.86	0.94	—	—	—	—	11.89	8.58[4]	0.89[5]	0.88[5]	1.40[5]	27	33
12-31-2023	11.15	0.21	0.25	0.46	(0.19)	(0.47)	—	(0.66)	10.95	5.21	0.90	0.89	2.00	26	68
12-31-2022	16.32	0.22	(2.45)	(2.23)	(0.36)	(2.58)	—	(2.94)	11.15	(13.61)	0.86	0.85	1.57	27	50
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	—	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Fundamental All Cap Core Trust
Series I
06-30-2024[3]	28.84	0.08	3.59	3.67	—	—	—	—	32.51	12.73[4]	0.76[5]	0.75[5]	0.54[5]	109	6
12-31-2023	24.72	0.11	7.89	8.00	(0.11)	(3.77)	—	(3.88)	28.84	35.40	0.77	0.76	0.39	105	16
12-31-2022	36.40	0.07	(8.85)	(8.78)	(0.07)	(2.83)	—	(2.90)	24.72	(24.29)	0.76	0.76	0.24	85	29
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	—	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
Series II
06-30-2024[3]	28.68	0.05	3.57	3.62	—	—	—	—	32.30	12.62[4]	0.96[5]	0.95[5]	0.34[5]	50	6
12-31-2023	24.61	0.05	7.84	7.89	(0.05)	(3.77)	—	(3.82)	28.68	35.10	0.97	0.96	0.19	48	16
12-31-2022	36.24	0.01	(8.81)	(8.80)	—[6]	(2.83)	—	(2.83)	24.61	(24.43)	0.96	0.96	0.04	41	29
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	—	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
Series NAV
06-30-2024[3]	29.09	0.09	3.63	3.72	—	—	—	—	32.81	12.79[4]	0.71[5]	0.70[5]	0.59[5]	2,343	6
12-31-2023	24.91	0.12	7.95	8.07	(0.12)	(3.77)	—	(3.89)	29.09	35.44	0.72	0.71	0.44	2,148	16
12-31-2022	36.66	0.09	(8.93)	(8.84)	(0.08)	(2.83)	—	(2.91)	24.91	(24.26)	0.71	0.71	0.29	1,717	29
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	—	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	209

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
06-30-2024[3]	25.39	0.17	2.40	2.57	—	—	—	—	27.96	10.12[4]	0.78[5]	0.77[5]	1.29[5]	464	5
12-31-2023	22.62	0.28	4.68	4.96	(0.26)	(1.93)	—	(2.19)	25.39	23.45	0.79	0.77	1.14	447	13
12-31-2022	28.91	0.26	(2.73)	(2.47)	(0.29)	(3.53)	—	(3.82)	22.62	(7.95)	0.78	0.77	1.01	408	21
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	—	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
Series II
06-30-2024[3]	25.66	0.15	2.41	2.56	—	—	—	—	28.22	9.98[4]	0.98[5]	0.97[5]	1.09[5]	151	5
12-31-2023	22.84	0.23	4.74	4.97	(0.22)	(1.93)	—	(2.15)	25.66	23.22	0.99	0.97	0.94	150	13
12-31-2022	29.14	0.21	(2.74)	(2.53)	(0.24)	(3.53)	—	(3.77)	22.84	(8.13)	0.98	0.97	0.81	143	21
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	—	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
Series NAV
06-30-2024[3]	25.41	0.18	2.40	2.58	—	—	—	—	27.99	10.15[4]	0.73[5]	0.72[5]	1.34[5]	193	5
12-31-2023	22.64	0.29	4.68	4.97	(0.27)	(1.93)	—	(2.20)	25.41	23.49	0.74	0.72	1.19	176	13
12-31-2022	28.92	0.28	(2.72)	(2.44)	(0.31)	(3.53)	—	(3.84)	22.64	(7.86)	0.73	0.72	1.06	163	21
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	—	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Global Equity Trust
Series I
06-30-2024[3]	22.37	0.18	1.81	1.99	—	—	—	—	24.36	8.90[4]	0.94[5]	0.93[5]	1.57[5]	229	19
12-31-2023	19.49	0.26	3.55	3.81	(0.17)	(0.76)	—	(0.93)	22.37	20.09	0.95	0.94	1.24	225	38
12-31-2022	25.34	0.31	(4.12)	(3.81)	(0.61)	(1.43)	—	(2.04)	19.49	(14.84)	0.94	0.93	1.40	212	61
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[6,7]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	—	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
Series II
06-30-2024[3]	22.19	0.16	1.80	1.96	—	—	—	—	24.15	8.83[4]	1.14[5]	1.13[5]	1.36[5]	22	19
12-31-2023	19.35	0.22	3.52	3.74	(0.14)	(0.76)	—	(0.90)	22.19	19.81	1.15	1.14	1.04	22	38
12-31-2022	25.17	0.26	(4.09)	(3.83)	(0.56)	(1.43)	—	(1.99)	19.35	(15.01)	1.14	1.13	1.20	21	61
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[6,7]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	—	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
Series NAV
06-30-2024[3]	22.35	0.19	1.81	2.00	—	—	—	—	24.35	8.95[4]	0.89[5]	0.88[5]	1.63[5]	53	19
12-31-2023	19.47	0.27	3.55	3.82	(0.18)	(0.76)	—	(0.94)	22.35	20.17	0.90	0.89	1.28	49	38
12-31-2022	25.32	0.32	(4.12)	(3.80)	(0.62)	(1.43)	—	(2.05)	19.47	(14.81)	0.89	0.88	1.45	42	61
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[6,7]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	—	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 7 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	210

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
06-30-2024[3]	23.45	(0.04)	1.86	1.82	—	—	—	—	25.27	7.76[4]	1.02[5]	0.97[5]	(0.30)[5]	55	26
12-31-2023	23.84	(0.06)	0.93	0.87	—	(1.26)	—	(1.26)	23.45	4.25	1.06	1.00	(0.26)	58	43
12-31-2022	31.29	(0.07)	(4.14)	(4.21)	—	(3.24)	—	(3.24)	23.84	(13.09)	1.06	1.01	(0.29)	65	24
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	—	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
Series II
06-30-2024[3]	20.16	(0.05)	1.60	1.55	—	—	—	—	21.71	7.69[4]	1.22[5]	1.17[5]	(0.49)[5]	49	26
12-31-2023	20.73	(0.09)	0.78	0.69	—	(1.26)	—	(1.26)	20.16	4.02	1.26	1.20	(0.46)	50	43
12-31-2022	27.76	(0.11)	(3.68)	(3.79)	—	(3.24)	—	(3.24)	20.73	(13.24)	1.26	1.21	(0.49)	56	24
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	—	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
Series NAV
06-30-2024[3]	24.10	(0.03)	1.92	1.89	—	—	—	—	25.99	7.84[4]	0.97[5]	0.92[5]	(0.24)[5]	158	26
12-31-2023	24.46	(0.05)	0.95	0.90	—	(1.26)	—	(1.26)	24.10	4.26	1.01	0.95	(0.20)	155	43
12-31-2022	31.98	(0.06)	(4.22)	(4.28)	—	(3.24)	—	(3.24)	24.46	(13.02)	1.01	0.96	(0.23)	157	24
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	—	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
International Equity Index Trust
Series I
06-30-2024[3]	18.34	0.29	0.71	1.00	—	—	—	—	19.34	5.51[4]	0.67[5]	0.39[5]	3.14[5]	325	2
12-31-2023	16.31	0.45	2.01	2.46	(0.43)	—	—	(0.43)	18.34	15.36	0.66	0.39	2.59	326	4
12-31-2022	20.25	0.48	(3.84)	(3.36)	(0.50)	(0.08)	—	(0.58)	16.31	(16.25)	0.67	0.39	2.77	294	6
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5[6]
Series II
06-30-2024[3]	18.37	0.28	0.70	0.98	—	—	—	—	19.35	5.33[4]	0.87[5]	0.59[5]	2.94[5]	19	2
12-31-2023	16.34	0.42	2.01	2.43	(0.40)	—	—	(0.40)	18.37	15.18	0.86	0.59	2.38	19	4
12-31-2022	20.27	0.44	(3.82)	(3.38)	(0.47)	(0.08)	—	(0.55)	16.34	(16.39)	0.87	0.59	2.55	17	6
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5[6]
Series NAV
06-30-2024[3]	18.33	0.30	0.70	1.00	—	—	—	—	19.33	5.46[4]	0.62[5]	0.34[5]	3.22[5]	589	2
12-31-2023	16.31	0.46	2.00	2.46	(0.44)	—	—	(0.44)	18.33	15.42	0.61	0.34	2.64	541	4
12-31-2022	20.24	0.49	(3.83)	(3.34)	(0.51)	(0.08)	—	(0.59)	16.31	(16.16)	0.62	0.34	2.84	468	6
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5[6]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	211

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
06-30-2024[3]	12.69	0.18	0.17	0.35	—	—	—	—	13.04	2.76[4]	1.08[5]	1.07[5]	2.77[5]	19	7
12-31-2023	11.72	0.25	1.24	1.49	(0.25)	(0.27)	—	(0.52)	12.69	13.44	1.06	1.05	2.02	19	11
12-31-2022	16.08	0.25	(3.32)	(3.07)	(0.26)	(1.03)	—	(1.29)	11.72	(18.17)	1.08	1.08	1.92	19	20
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	—	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
Series II
06-30-2024[3]	12.68	0.16	0.17	0.33	—	—	—	—	13.01	2.60[4]	1.28[5]	1.27[5]	2.58[5]	12	7
12-31-2023	11.70	0.22	1.26	1.48	(0.23)	(0.27)	—	(0.50)	12.68	13.33	1.26	1.25	1.82	13	11
12-31-2022	16.05	0.22	(3.31)	(3.09)	(0.23)	(1.03)	—	(1.26)	11.70	(18.35)	1.28	1.28	1.70	12	20
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	—	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
Series NAV
06-30-2024[3]	12.70	0.18	0.17	0.35	—	—	—	—	13.05	2.76[4]	1.03[5]	1.02[5]	2.79[5]	65	7
12-31-2023	11.72	0.25	1.25	1.50	(0.25)	(0.27)	—	(0.52)	12.70	13.59	1.01	1.00	2.06	75	11
12-31-2022	16.09	0.26	(3.33)	(3.07)	(0.27)	(1.03)	—	(1.30)	11.72	(18.17)	1.03	1.03	1.96	68	20
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	—	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Lifestyle Balanced Portfolio
Series I
06-30-2024[3]	12.65	(0.01)[4]	0.63	0.62	—	—	—	—	13.27	4.90[5]	0.13[6,7]	0.12[6,7]	(0.12)[4,6]	37	1
12-31-2023	12.55	0.31[4]	1.28	1.59	(0.29)	(1.20)	—	(1.49)	12.65	13.74	0.13[7]	0.13[7]	2.39[4]	38	9
12-31-2022	16.79	0.31[4]	(2.95)	(2.64)	(0.30)	(1.30)	—	(1.60)	12.55	(15.45)	0.12[7]	0.12[7]	2.11[4]	32	15
12-31-2021	16.40	0.37[4]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[7]	0.11[7]	2.18[4]	42	10
12-31-2020	15.43	0.38[4]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[7]	0.12[7]	2.45[4]	41	15
12-31-2019	13.76	0.33[4]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12[7]	0.12[7]	2.19[4]	37	11
Series II
06-30-2024[3]	12.68	(0.02)[4]	0.63	0.61	—	—	—	—	13.29	4.81[5]	0.33[6,7]	0.32[6,7]	(0.32)[4,6]	767	1
12-31-2023	12.58	0.27[4]	1.29	1.56	(0.26)	(1.20)	—	(1.46)	12.68	13.50	0.33[7]	0.33[7]	2.06[4]	772	9
12-31-2022	16.82	0.27[4]	(2.94)	(2.67)	(0.27)	(1.30)	—	(1.57)	12.58	(15.60)	0.32[7]	0.32[7]	1.87[4]	730	15
12-31-2021	16.43	0.34[4]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[7]	0.31[7]	1.98[4]	997	10
12-31-2020	15.46	0.35[4]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[7]	0.32[7]	2.26[4]	960	15
12-31-2019	13.78	0.29[4]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32[7]	0.32[7]	1.94[4]	860	11
Series NAV
06-30-2024[3]	12.63	—[4]	0.63	0.63	—	—	—	—	13.26	4.99[5]	0.08[6,7]	0.07[6,7]	(0.07)[4,6]	164	1
12-31-2023	12.54	0.31[4]	1.28	1.59	(0.30)	(1.20)	—	(1.50)	12.63	13.72	0.08[7]	0.08[7]	2.38[4]	156	9
12-31-2022	16.77	0.32[4]	(2.94)	(2.62)	(0.31)	(1.30)	—	(1.61)	12.54	(15.36)	0.07[7]	0.07[7]	2.21[4]	137	15
12-31-2021	16.38	0.40[4]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[7]	0.06[7]	2.33[4]	161	10
12-31-2020	15.42	0.40[4]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[7]	0.07[7]	2.57[4]	136	15
12-31-2019	13.74	0.34[4]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07[7]	0.07[7]	2.29[4]	113	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	212

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
06-30-2024[3]	11.15	(0.01)[4]	0.21	0.20	—	—	—	—	11.35	1.79[5]	0.17[6,7]	0.13[6,7]	(0.13)[4,6]	12	2
12-31-2023	11.01	0.30[4]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.15	9.12	0.17[7]	0.13[7]	2.62[4]	13	11
12-31-2022	14.10	0.32[4]	(2.41)	(2.09)	(0.32)	(0.68)	—	(1.00)	11.01	(14.62)	0.16[7]	0.13[7]	2.59[4]	14	16
12-31-2021	14.43	0.38[4]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[7]	0.13[7]	2.62[4]	18	22
12-31-2020	13.68	0.45[4]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[7]	0.13[7]	3.19[4]	16	21
12-31-2019	12.67	0.32[4]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15[7]	0.13[7]	2.36[4]	12	21
Series II
06-30-2024[3]	11.17	(0.02)[4]	0.21	0.19	—	—	—	—	11.36	1.70[5]	0.37[6,7]	0.33[6,7]	(0.33)[4,6]	138	2
12-31-2023	11.03	0.29[4]	0.64	0.93	(0.29)	(0.50)	—	(0.79)	11.17	8.90	0.37[7]	0.33[7]	2.54[4]	146	11
12-31-2022	14.11	0.28[4]	(2.38)	(2.10)	(0.30)	(0.68)	—	(0.98)	11.03	(14.71)	0.36[7]	0.33[7]	2.27[4]	144	16
12-31-2021	14.45	0.32[4]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[7]	0.33[7]	2.19[4]	200	22
12-31-2020	13.70	0.38[4]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[7]	0.33[7]	2.71[4]	208	21
12-31-2019	12.69	0.30[4]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35[7]	0.33[7]	2.20[4]	170	21
Series NAV
06-30-2024[3]	11.14	—[4,8]	0.20	0.20	—	—	—	—	11.34	1.80[5]	0.12[6,7]	0.08[6,7]	(0.08)[4,6]	7	2
12-31-2023	11.00	0.30[4]	0.66	0.96	(0.32)	(0.50)	—	(0.82)	11.14	9.18	0.12[7]	0.08[7]	2.63[4]	7	11
12-31-2022	14.08	0.35[4]	(2.42)	(2.07)	(0.33)	(0.68)	—	(1.01)	11.00	(14.52)	0.11[7]	0.08[7]	2.84[4]	8	16
12-31-2021	14.42	0.33[4]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[7]	0.08[7]	2.24[4]	8	22
12-31-2020	13.67	0.57[4]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[7]	0.08[7]	4.03[4]	9	21
12-31-2019	12.66	0.31[4]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10[7]	0.08[7]	2.29[4]	4	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
Lifestyle Growth Portfolio
Series I
06-30-2024[3]	13.11	(0.01)[4]	0.94	0.93	—	—	—	—	14.04	7.09[5]	0.12[6,7]	0.12[6,7]	(0.12)[4,6]	202	—[8]
12-31-2023	13.15	0.26[4]	1.75	2.01	(0.25)	(1.80)	—	(2.05)	13.11	17.00	0.12[7]	0.12[7]	1.91[4]	200	6
12-31-2022	18.57	0.29[4]	(3.35)	(3.06)	(0.27)	(2.09)	—	(2.36)	13.15	(16.08)	0.12[7]	0.11[7]	1.81[4]	194	12
12-31-2021	17.79	0.37[4]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[7]	0.11[7]	1.97[4]	252	12[9]
12-31-2020	16.92	0.36[4]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[7]	0.11[7]	2.19[4]	236	13
12-31-2019	14.86	0.32[4]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12[7]	0.11[7]	1.96[4]	224	7
Series II
06-30-2024[3]	13.12	(0.02)[4]	0.94	0.92	—	—	—	—	14.04	7.01[5]	0.32[6,7]	0.32[6,7]	(0.32)[4,6]	4,381	—[8]
12-31-2023	13.17	0.23[4]	1.75	1.98	(0.23)	(1.80)	—	(2.03)	13.12	16.67	0.32[7]	0.32[7]	1.70[4]	4,375	6
12-31-2022	18.59	0.25[4]	(3.34)	(3.09)	(0.24)	(2.09)	—	(2.33)	13.17	(16.24)	0.32[7]	0.31[7]	1.59[4]	4,184	12
12-31-2021	17.81	0.33[4]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[7]	0.31[7]	1.72[4]	5,588	12[9]
12-31-2020	16.94	0.33[4]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[7]	0.31[7]	1.97[4]	5,588	13
12-31-2019	14.88	0.29[4]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32[7]	0.31[7]	1.75[4]	5,567	7
Series NAV
06-30-2024[3]	13.10	—[4,10]	0.93	0.93	—	—	—	—	14.03	7.10[5]	0.07[6,7]	0.06[6,7]	(0.06)[4,6]	621	—[8]
12-31-2023	13.15	0.28[4]	1.73	2.01	(0.26)	(1.80)	—	(2.06)	13.10	16.97	0.07[7]	0.07[7]	2.04[4]	577	6
12-31-2022	18.56	0.30[4]	(3.34)	(3.04)	(0.28)	(2.09)	—	(2.37)	13.15	(15.99)	0.07[7]	0.06[7]	1.92[4]	495	12
12-31-2021	17.78	0.40[4]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[7]	0.06[7]	2.12[4]	587	12[9]
12-31-2020	16.91	0.38[4]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[7]	0.06[7]	2.30[4]	477	13
12-31-2019	14.85	0.34[4]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07[7]	0.06[7]	2.10[4]	415	7
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than 1%. 9 Excludes merger activity. 10 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	213

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
06-30-2024[3]	12.03	(0.01)[4]	0.48	0.47	—	—	—	—	12.50	3.91[5]	0.15[6,7]	0.13[6,7]	(0.13)[4,6]	12	1
12-31-2023	11.97	0.29[4]	1.06	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.15	0.15[7]	0.13[7]	2.36[4]	13	9
12-31-2022	15.82	0.31[4]	(2.75)	(2.44)	(0.31)	(1.10)	—	(1.41)	11.97	(15.19)	0.14[7]	0.13[7]	2.28[4]	12	15
12-31-2021	15.74	0.38[4]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[7]	0.13[7]	2.36[4]	16	13
12-31-2020	14.85	0.40[4]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[7]	0.13[7]	2.64[4]	14	17
12-31-2019	13.38	0.33[4]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14[7]	0.13[7]	2.28[4]	12	15
Series II
06-30-2024[3]	12.06	(0.02)[4]	0.48	0.46	—	—	—	—	12.52	3.81[5]	0.35[6,7]	0.33[6,7]	(0.33)[4,6]	220	1
12-31-2023	12.00	0.27[4]	1.05	1.32	(0.26)	(1.00)	—	(1.26)	12.06	11.91	0.35[7]	0.33[7]	2.19[4]	231	9
12-31-2022	15.85	0.28[4]	(2.75)	(2.47)	(0.28)	(1.10)	—	(1.38)	12.00	(15.34)	0.34[7]	0.33[7]	2.00[4]	224	15
12-31-2021	15.77	0.33[4]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[7]	0.33[7]	2.05[4]	301	13
12-31-2020	14.88	0.37[4]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[7]	0.33[7]	2.43[4]	307	17
12-31-2019	13.41	0.29[4]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34[7]	0.33[7]	2.00[4]	269	15
Series NAV
06-30-2024[3]	12.03	—[4,8]	0.46	0.46	—	—	—	—	12.49	3.82[5]	0.10[6,7]	0.08[6,7]	(0.08)[4,6]	47	1
12-31-2023	11.97	0.32[4]	1.03	1.35	(0.29)	(1.00)	—	(1.29)	12.03	12.21	0.10[7]	0.08[7]	2.57[4]	45	9
12-31-2022	15.81	0.33[4]	(2.76)	(2.43)	(0.31)	(1.10)	—	(1.41)	11.97	(15.08)	0.09[7]	0.08[7]	2.37[4]	39	15
12-31-2021	15.74	0.40[4]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[7]	0.08[7]	2.44[4]	45	13
12-31-2020	14.84	0.40[4]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[7]	0.08[7]	2.67[4]	35	17
12-31-2019	13.38	0.35[4]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09[7]	0.08[7]	2.39[4]	30	15
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5 Not annualized. 6 Annualized. 7 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 8 Less than $0.005 per share.
Mid Cap Growth Trust
Series I
06-30-2024[3]	8.63	(0.02)	0.68	0.66	—	—	—	—	9.29	7.53[4]	0.94[5]	0.93[5]	(0.54)[5]	133	80
12-31-2023	7.27	(0.03)	1.39	1.36	—	—	—	—	8.63	18.71	0.94	0.94	(0.42)	135	104
12-31-2022	19.86	(0.06)	(6.98)	(7.04)	—	(5.55)	—	(5.55)	7.27	(34.64)	0.93	0.93	(0.50)	128	97
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	—	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
Series II
06-30-2024[3]	6.75	(0.03)	0.53	0.50	—	—	—	—	7.25	7.41[4]	1.14[5]	1.13[5]	(0.74)[5]	61	80
12-31-2023	5.69	(0.04)	1.10	1.06	—	—	—	—	6.75	18.63	1.14	1.14	(0.62)	63	104
12-31-2022	17.47	(0.07)	(6.16)	(6.23)	—	(5.55)	—	(5.55)	5.69	(34.77)	1.13	1.13	(0.70)	60	97
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	—	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
Series NAV
06-30-2024[3]	9.07	(0.02)	0.71	0.69	—	—	—	—	9.76	7.50[4]	0.89[5]	0.88[5]	(0.49)[5]	417	80
12-31-2023	7.63	(0.03)	1.47	1.44	—	—	—	—	9.07	18.87	0.89	0.89	(0.37)	408	104
12-31-2022	20.40	(0.06)	(7.16)	(7.22)	—	(5.55)	—	(5.55)	7.63	(34.61)	0.88	0.88	(0.44)	373	97
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	—	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	214

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
Series I
06-30-2024[3]	19.60	0.13	1.03	1.16	—	—	—	—	20.76	5.92[4]	0.56[5]	0.45[5]	1.24[5]	879	8
12-31-2023	18.11	0.23	2.46	2.69	(0.21)	(0.99)	—	(1.20)	19.60	16.01	0.57	0.46	1.21	883	19
12-31-2022	24.89	0.25	(3.67)	(3.42)	(0.24)	(3.12)	—	(3.36)	18.11	(13.43)	0.56	0.45	1.15	844	12
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	—	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
Series II
06-30-2024[3]	19.44	0.10	1.03	1.13	—	—	—	—	20.57	5.81[4]	0.76[5]	0.65[5]	1.04[5]	55	8
12-31-2023	17.98	0.19	2.43	2.62	(0.17)	(0.99)	—	(1.16)	19.44	15.73	0.77	0.66	1.01	56	19
12-31-2022	24.73	0.20	(3.63)	(3.43)	(0.20)	(3.12)	—	(3.32)	17.98	(13.59)	0.76	0.65	0.95	55	12
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	—	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
Series NAV
06-30-2024[3]	19.59	0.13	1.04	1.17	—	—	—	—	20.76	5.97[4]	0.51[5]	0.40[5]	1.29[5]	284	8
12-31-2023	18.11	0.24	2.45	2.69	(0.22)	(0.99)	—	(1.21)	19.59	16.00	0.52	0.41	1.27	273	19
12-31-2022	24.89	0.26	(3.66)	(3.40)	(0.26)	(3.12)	—	(3.38)	18.11	(13.39)	0.51	0.40	1.20	235	12
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	—	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Mid Value Trust
Series I
06-30-2024[3]	9.87	0.06	0.73	0.79	—	—	—	—	10.66	8.00[4]	0.98[5]	0.92[5]	1.12[5]	242	22
12-31-2023	9.95	0.11	1.44	1.55	(0.12)	(1.51)	—	(1.63)	9.87	18.52	0.98	0.93	1.04	235	46
12-31-2022	11.97	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.95	(4.31)	0.98	0.93	0.94	222	49
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	—	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
Series II
06-30-2024[3]	9.88	0.05	0.74	0.79	—	—	—	—	10.67	8.00[4]	1.18[5]	1.12[5]	0.91[5]	53	22
12-31-2023	9.96	0.09	1.44	1.53	(0.10)	(1.51)	—	(1.61)	9.88	18.25	1.18	1.13	0.84	54	46
12-31-2022	11.98	0.08	(0.69)	(0.61)	(0.07)	(1.34)	—	(1.41)	9.96	(4.52)	1.18	1.13	0.74	51	49
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	—	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
Series NAV
06-30-2024[3]	9.76	0.06	0.73	0.79	—	—	—	—	10.55	8.09[4]	0.93[5]	0.87[5]	1.17[5]	330	22
12-31-2023	9.85	0.11	1.44	1.55	(0.13)	(1.51)	—	(1.64)	9.76	18.65	0.93	0.88	1.09	331	46
12-31-2022	11.87	0.11	(0.69)	(0.58)	(0.10)	(1.34)	—	(1.44)	9.85	(4.30)	0.93	0.88	0.98	296	49
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	—	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	215

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
06-30-2024[3]	18.85	0.25	(0.11)	0.14	—	—	—	—	18.99	0.74[4]	0.81[5]	0.81[5]	2.73[5]	48	32
12-31-2023	17.44	0.42	1.71	2.13	(0.40)	(0.32)	—	(0.72)	18.85	13.02	0.82	0.81	2.36	52	106
12-31-2022	27.47	0.35	(8.23)	(7.88)	(0.25)	(1.90)	—	(2.15)	17.44	(28.51)	0.81	0.80	1.60	51	93
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	—	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
Series II
06-30-2024[3]	18.84	0.23	(0.11)	0.12	—	—	—	—	18.96	0.64[4]	1.01[5]	1.01[5]	2.53[5]	23	32
12-31-2023	17.43	0.38	1.72	2.10	(0.37)	(0.32)	—	(0.69)	18.84	12.80	1.02	1.01	2.13	25	106
12-31-2022	27.44	0.31	(8.22)	(7.91)	(0.20)	(1.90)	—	(2.10)	17.43	(28.64)	1.01	1.00	1.40	28	93
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	—	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
Series NAV
06-30-2024[3]	18.69	0.26	(0.11)	0.15	—	—	—	—	18.84	0.80[4]	0.76[5]	0.76[5]	2.81[5]	211	32
12-31-2023	17.30	0.43	1.69	2.12	(0.41)	(0.32)	—	(0.73)	18.69	13.06	0.77	0.76	2.42	216	106
12-31-2022	27.28	0.36	(8.18)	(7.82)	(0.26)	(1.90)	—	(2.16)	17.30	(28.45)	0.76	0.75	1.66	208	93
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	—	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Science & Technology Trust
Series I
06-30-2024[3]	18.02	(0.04)	4.50	4.46	—	—	—	—	22.48	24.75[4]	1.04[5]	0.98[5]	(0.43)[5]	842	127
12-31-2023	11.65	(0.04)	6.41	6.37	—	—	—	—	18.02	54.68	1.05	1.00	(0.27)	718	208
12-31-2022	36.59	(0.15)	(13.09)	(13.24)	—	(11.70)	—	(11.70)	11.65	(35.67)	1.09	1.04	(0.66)	473	116
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
12-31-2020	29.43	(0.06)[6]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[6]	938	114
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	—	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
Series II
06-30-2024[3]	14.84	(0.05)	3.71	3.66	—	—	—	—	18.50	24.58[4]	1.24[5]	1.18[5]	(0.63)[5]	69	127
12-31-2023	9.62	(0.06)	5.28	5.22	—	—	—	—	14.84	54.37	1.25	1.20	(0.47)	61	208
12-31-2022	33.48	(0.17)	(11.99)	(12.16)	—	(11.70)	—	(11.70)	9.62	(35.76)	1.29	1.24	(0.86)	43	116
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
12-31-2020	27.71	(0.11)[6]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[6]	84	114
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	—	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
Series NAV
06-30-2024[3]	18.80	(0.04)	4.71	4.67	—	—	—	—	23.47	24.79[4]	0.99[5]	0.93[5]	(0.38)[5]	184	127
12-31-2023	12.15	(0.04)	6.69	6.65	—	—	—	—	18.80	54.73	1.00	0.95	(0.22)	160	208
12-31-2022	37.35	(0.14)	(13.36)	(13.50)	—	(11.70)	—	(11.70)	12.15	(35.64)	1.04	0.99	(0.60)	105	116
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
12-31-2020	29.84	(0.05)[6]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[6]	145	114
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	—	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively.
The accompanying notes are an integral part of the financial statements.	216

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
06-30-2024[3]	13.08	0.08	0.12	0.20	—	—	—	—	13.28	1.53[4]	0.59[5]	0.53[5]	1.17[5]	352	11
12-31-2023	11.57	0.15	1.69	1.84	(0.15)	(0.18)	—	(0.33)	13.08	16.49	0.59	0.53	1.21	367	11
12-31-2022	17.26	0.12	(3.65)	(3.53)	(0.15)	(2.01)	—	(2.16)	11.57	(20.65)	0.58	0.53	0.88	341	13
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	—	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
Series II
06-30-2024[3]	12.96	0.06	0.13	0.19	—	—	—	—	13.15	1.47[4]	0.79[5]	0.73[5]	0.97[5]	25	11
12-31-2023	11.47	0.12	1.68	1.80	(0.13)	(0.18)	—	(0.31)	12.96	16.22	0.79	0.73	1.01	27	11
12-31-2022	17.13	0.09	(3.62)	(3.53)	(0.12)	(2.01)	—	(2.13)	11.47	(20.81)	0.78	0.73	0.67	26	13
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	—	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
Series NAV
06-30-2024[3]	13.10	0.08	0.12	0.20	—	—	—	—	13.30	1.53[4]	0.54[5]	0.48[5]	1.20[5]	129	11
12-31-2023	11.59	0.15	1.70	1.85	(0.16)	(0.18)	—	(0.34)	13.10	16.52	0.54	0.48	1.26	146	11
12-31-2022	17.29	0.13	(3.66)	(3.53)	(0.16)	(2.01)	—	(2.17)	11.59	(20.63)	0.53	0.48	0.92	125	13
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	—	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Opportunities Trust
Series I
06-30-2024[3]	27.34	0.09	(0.02)	0.07	—	—	—	—	27.41	0.26[4]	1.14[5]	0.88[5]	0.66[5]	82	10
12-31-2023	25.71	0.16	3.99	4.15	(0.11)	(2.41)	—	(2.52)	27.34	18.05	1.15	0.89	0.61	85	18
12-31-2022	33.56	0.11	(3.55)	(3.44)	(0.16)	(4.25)	—	(4.41)	25.71	(10.07)	1.15	0.89	0.38	78	27
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	—	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
Series II
06-30-2024[3]	26.47	0.06	(0.02)	0.04	—	—	—	—	26.51	0.15[4]	1.34[5]	1.08[5]	0.46[5]	27	10
12-31-2023	24.97	0.10	3.87	3.97	(0.06)	(2.41)	—	(2.47)	26.47	17.83	1.35	1.09	0.40	29	18
12-31-2022	32.73	0.05	(3.47)	(3.42)	(0.09)	(4.25)	—	(4.34)	24.97	(10.24)	1.35	1.09	0.18	28	27
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	—	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
Series NAV
06-30-2024[3]	27.06	0.09	(0.02)	0.07	—	—	—	—	27.13	0.26[4]	1.09[5]	0.83[5]	0.69[5]	50	10
12-31-2023	25.47	0.17	3.95	4.12	(0.12)	(2.41)	—	(2.53)	27.06	18.12	1.10	0.84	0.66	59	18
12-31-2022	33.30	0.14	(3.55)	(3.41)	(0.17)	(4.25)	—	(4.42)	25.47	(10.03)	1.10	0.84	0.48	46	27
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	—	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	217

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
06-30-2024[3]	5.84	(0.01)	0.26	0.25	—	—	—	—	6.09	4.28[4]	1.13[5]	1.12[5]	(0.48)[5]	72	15
12-31-2023	5.03	(0.02)	0.83	0.81	—	—	—	—	5.84	16.10	1.14	1.13	(0.45)	75	41
12-31-2022	10.26	(0.03)	(3.11)	(3.14)	—	(2.09)	—	(2.09)	5.03	(31.12)	1.13	1.12	(0.43)	70	86
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	—	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
Series II
06-30-2024[3]	4.96	(0.02)	0.22	0.20	—	—	—	—	5.16	4.03[4]	1.33[5]	1.32[5]	(0.68)[5]	19	15
12-31-2023	4.28	(0.03)	0.71	0.68	—	—	—	—	4.96	15.89	1.34	1.33	(0.65)	20	41
12-31-2022	9.19	(0.04)	(2.78)	(2.82)	—	(2.09)	—	(2.09)	4.28	(31.25)	1.33	1.32	(0.63)	21	86
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	—	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
Series NAV
06-30-2024[3]	6.06	(0.01)	0.27	0.26	—	—	—	—	6.32	4.13[4]	1.08[5]	1.07[5]	(0.43)[5]	188	15
12-31-2023	5.21	(0.02)	0.87	0.85	—	—	—	—	6.06	16.31	1.09	1.08	(0.40)	184	41
12-31-2022	10.52	(0.03)	(3.19)	(3.22)	—	(2.09)	—	(2.09)	5.21	(31.13)	1.08	1.07	(0.38)	162	86
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	—	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Small Cap Value Trust
Series I
06-30-2024[3]	13.82	0.07	(0.04)	0.03	—	—	—	—	13.85	0.22[4]	1.05[5]	1.04[5]	0.98[5]	123	15
12-31-2023	13.49	0.10	1.53	1.63	(0.05)	(1.25)	—	(1.30)	13.82	14.01	1.05	1.04	0.77	133	47
12-31-2022	18.30	0.15	(2.04)	(1.89)	(0.15)	(2.77)	—	(2.92)	13.49	(10.24)	1.04	1.04	0.93	140	42
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	—	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
Series II
06-30-2024[3]	13.67	0.05	(0.03)	0.02	—	—	—	—	13.69	0.15[4]	1.25[5]	1.24[5]	0.77[5]	18	15
12-31-2023	13.35	0.08	1.52	1.60	(0.03)	(1.25)	—	(1.28)	13.67	13.85	1.25	1.24	0.57	20	47
12-31-2022	18.15	0.12	(2.04)	(1.92)	(0.11)	(2.77)	—	(2.88)	13.35	(10.49)	1.24	1.24	0.73	21	42
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	—	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
Series NAV
06-30-2024[3]	13.73	0.07	(0.03)	0.04	—	—	—	—	13.77	0.29[4]	1.00[5]	0.99[5]	1.03[5]	304	15
12-31-2023	13.41	0.11	1.52	1.63	(0.06)	(1.25)	—	(1.31)	13.73	14.07	1.00	0.99	0.83	309	47
12-31-2022	18.22	0.16	(2.04)	(1.88)	(0.16)	(2.77)	—	(2.93)	13.41	(10.25)	0.99	0.99	0.98	271	42
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	—	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	218

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
06-30-2024[3]	9.16	0.03	(0.07)	(0.04)	—	—	—	—	9.12	(0.44)[4]	1.20[5]	1.13[5]	0.70[5]	39	17
12-31-2023	8.79	0.05	1.00	1.05	(0.02)	(0.66)	—	(0.68)	9.16	13.49	1.21	1.14	0.57	43	28
12-31-2022	12.59	0.03	(2.37)	(2.34)	—	(1.46)	—	(1.46)	8.79	(18.73)	1.20	1.13	0.25	43	26
12-31-2021	10.55	—[6]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	—	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
Series II
06-30-2024[3]	8.58	0.02	(0.07)	(0.05)	—	—	—	—	8.53	(0.58)[4]	1.40[5]	1.33[5]	0.50[5]	28	17
12-31-2023	8.27	0.03	0.95	0.98	(0.01)	(0.66)	—	(0.67)	8.58	13.38	1.41	1.34	0.37	32	28
12-31-2022	11.98	—[6]	(2.25)	(2.25)	—	(1.46)	—	(1.46)	8.27	(18.95)	1.40	1.33	0.05	32	26
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	—	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
Series NAV
06-30-2024[3]	9.09	0.03	(0.06)	(0.03)	—	—	—	—	9.06	(0.33)[4]	1.15[5]	1.08[5]	0.75[5]	55	17
12-31-2023	8.73	0.06	0.99	1.05	(0.03)	(0.66)	—	(0.69)	9.09	13.52	1.16	1.09	0.62	55	28
12-31-2022	12.51	0.03	(2.35)	(2.32)	—	(1.46)	—	(1.46)	8.73	(18.70)	1.15	1.08	0.30	55	26
12-31-2021	10.48	—[6]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	—	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized. 6 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
06-30-2024[3]	17.09	0.16	1.60	1.76	—	—	—	—	18.85	10.30[4]	0.68[5]	0.53[5]	1.82[5]	7,209	2
12-31-2023	15.20	0.27	2.88	3.15	(0.27)	(0.99)	—	(1.26)	17.09	21.86	0.68	0.54	1.65	7,219	4
12-31-2022	22.63	0.30	(4.26)	(3.96)	(0.30)	(3.17)	—	(3.47)	15.20	(16.98)	0.67	0.53	1.58	6,905	4
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	—	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
Total Stock Market Index Trust
Series I
06-30-2024[3]	24.29	0.14	3.08	3.22	—	—	—	—	27.51	13.26[4]	0.57[5]	0.49[5]	1.06[5]	538	3
12-31-2023	20.82	0.27	4.82	5.09	(0.25)	(1.37)	—	(1.62)	24.29	25.53	0.58	0.50	1.18	507	2
12-31-2022	30.88	0.27	(6.54)	(6.27)	(0.28)	(3.51)	—	(3.79)	20.82	(20.41)	0.57	0.49	1.06	442	1
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	—	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
Series II
06-30-2024[3]	24.13	0.11	3.06	3.17	—	—	—	—	27.30	13.14[4]	0.77[5]	0.69[5]	0.85[5]	48	3
12-31-2023	20.70	0.22	4.79	5.01	(0.21)	(1.37)	—	(1.58)	24.13	25.25	0.78	0.70	0.98	45	2
12-31-2022	30.71	0.22	(6.50)	(6.28)	(0.22)	(3.51)	—	(3.73)	20.70	(20.54)	0.77	0.69	0.86	38	1
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	—	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
Series NAV
06-30-2024[3]	24.29	0.14	3.08	3.22	—	—	—	—	27.51	13.26[4]	0.52[5]	0.44[5]	1.11[5]	376	3
12-31-2023	20.82	0.28	4.83	5.11	(0.27)	(1.37)	—	(1.64)	24.29	25.58	0.53	0.45	1.23	253	2
12-31-2022	30.87	0.28	(6.53)	(6.25)	(0.29)	(3.51)	—	(3.80)	20.82	(20.34)	0.52	0.44	1.11	195	1
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	—	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Six months ended 6-30-24. Unaudited. 4 Not annualized. 5 Annualized.
The accompanying notes are an integral part of the financial statements.	219

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Disciplined Value Emerging Markets Equity Trust, International Equity Index Trust, International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust and Series II of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
Prior to May 30, 2024, Disciplined Value Emerging Markets Equity Trust was known as Emerging Markets Value Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
220

Significant accounting policies, continued

The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$9,628,882,862	$9,628,882,862	—	—
Short-term investments	274,296,243	274,296,243	—	—
Total investments in securities	$9,903,179,105	$9,903,179,105	—	—
Derivatives:
Assets
Futures	$815,307	$815,307	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,191,899,175	$1,191,899,175	—	—
Total investments in securities	$1,191,899,175	$1,191,899,175	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$205,564,715	$205,564,715	—	—
Total investments in securities	$205,564,715	$205,564,715	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$971,546,700	$971,546,700	—	—
Total investments in securities	$971,546,700	$971,546,700	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$949,371,210	$949,371,210	—	—
Total investments in securities	$949,371,210	$949,371,210	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$366,964,693	$366,964,693	—	—
Total investments in securities	$366,964,693	$366,964,693	—	—

221

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$322,322,262	$322,322,262	—	—
Consumer discretionary	284,272,339	284,272,339	—	—
Consumer staples	28,720,654	28,720,654	—	—
Energy	5,708,922	5,708,922	—	—
Financials	165,577,325	162,112,875	$3,464,450	—
Health care	212,813,327	212,813,327	—	—
Industrials	32,864,831	32,864,831	—	—
Information technology	896,130,806	896,130,806	—	—
Materials	15,782,593	15,782,593	—	—
Utilities	14,165,898	14,165,898	—	—
Corporate bonds	4,033,832	—	4,033,832	—
Short-term investments	13,686,853	13,686,853	—	—
Total investments in securities	$1,996,079,642	$1,988,581,360	$7,498,282	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$98,099,912	$98,099,912	—	—
Consumer discretionary	120,979,119	117,567,057	$3,412,062	—
Consumer staples	17,929,452	13,102,596	4,826,856	—
Financials	51,635,715	51,635,715	—	—
Health care	72,261,827	72,261,827	—	—
Industrials	26,288,012	26,288,012	—	—
Information technology	279,931,940	279,931,940	—	—
Short-term investments	5,239,294	5,239,294	—	—
Total investments in securities	$672,365,271	$664,126,353	$8,238,918	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$300,955,249	$300,955,249	—	—
Preferred securities	626,379	626,379	—	—
U.S. Government and Agency obligations	51,589,949	—	$51,589,949	—
Corporate bonds	50,213,410	—	50,213,410	—
Term loans	47,364,047	—	47,364,047	—
Asset backed securities	500,107	—	500,107	—
Short-term investments	20,581,225	18,679,225	1,902,000	—
Total investments in securities	$471,830,366	$320,260,853	$151,569,513	—
Derivatives:
Liabilities
Written options	$(1,251,529)	—	$(1,251,529)	—

Disciplined Value Emerging Markets Equity Trust
Investments in securities:
Assets
Common stocks
Brazil	$18,280,695	$18,280,695	—	—
Chile	11,360	11,360	—	—
222

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value Emerging Markets Equity Trust (continued)
China	$83,545,293	$4,795,889	$78,718,724	$30,680
Greece	2,656,365	1,992,772	663,593	—
Hong Kong	9,054,466	—	9,049,571	4,895
Hungary	300,944	—	300,944	—
India	2,552,379	—	2,546,785	5,594
Indonesia	17,938	—	2,280	15,658
Israel	479,846	479,846	—	—
Jordan	309,284	—	309,284	—
Luxembourg	547,863	—	547,863	—
Malaysia	3,778,284	—	3,778,284	—
Mexico	1,787,058	1,787,058	—	—
Philippines	33,184	—	31,864	1,320
Russia	60,388	—	—	60,388
Saudi Arabia	2,388,359	—	2,388,359	—
Singapore	3,608,402	—	3,608,402	—
South Africa	2,494,152	—	2,494,152	—
South Korea	40,135,326	—	40,064,153	71,173
Taiwan	30,236,431	1,275,765	28,960,549	117
Thailand	7,889,346	—	7,889,346	—
Turkey	—	—	—	—
United Arab Emirates	2,193	—	—	2,193
United States	2,929,722	2,929,722	—	—
Preferred securities
Brazil	1,110,432	1,110,432	—	—
India	12	—	—	12
Philippines	2,816	—	2,816	—
South Korea	3,894,339	—	3,894,339	—
Warrants	88	88	—	—
Total investments in securities	$218,106,965	$32,663,627	$185,251,308	$192,030
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,492,101	—	$1,492,101	—
Belgium	659,256	—	659,256	—
Bermuda	7,767,290	$4,616,438	3,150,852	—
Brazil	1,862,499	1,862,499	—	—
Canada	23,477,631	23,477,631	—	—
China	2,309,090	—	2,309,090	—
Finland	3,822,075	—	3,822,075	—
France	21,713,469	—	21,713,469	—
Germany	21,206,816	—	21,206,816	—
Ireland	5,143,630	2,192,449	2,951,181	—
Italy	6,294,962	—	6,294,962	—
Japan	47,875,070	—	47,875,070	—
Jordan	1,733,240	—	1,733,240	—
Luxembourg	1,668,277	—	1,668,277	—
Netherlands	11,895,523	—	11,895,523	—
Singapore	2,566,852	—	2,566,852	—
South Korea	23,495,230	—	23,495,230	—
Spain	2,790,235	—	2,790,235	—
Switzerland	18,213,434	—	18,213,434	—
United Kingdom	61,754,546	6,424,723	55,329,823	—
United States	8,734,000	2,277,475	6,456,525	—
223

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
Preferred securities	$2,163,690	—	$2,163,690	—
Short-term investments	8,609,261	$8,609,261	—	—
Total investments in securities	$287,248,177	$49,460,476	$237,787,701	—

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$62,707,869	$62,707,869	—	—
Consumer discretionary	29,091,926	29,091,926	—	—
Consumer staples	120,203,102	120,203,102	—	—
Energy	124,948,902	97,998,685	$26,950,217	—
Financials	300,603,741	300,603,741	—	—
Health care	229,918,506	221,801,466	8,117,040	—
Industrials	174,710,812	174,710,812	—	—
Information technology	141,755,654	127,034,147	14,721,507	—
Materials	40,339,143	40,339,143	—	—
Real estate	57,528,289	57,528,289	—	—
Utilities	81,466,892	81,466,892	—	—
Preferred securities
Consumer discretionary	13,440,593	6,795,623	6,644,970	—
Utilities	2,357,130	2,357,130	—	—
Short-term investments	23,675,145	23,675,145	—	—
Total investments in securities	$1,402,747,704	$1,346,313,970	$56,433,734	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$42,298,078	$33,468,858	$8,829,220	—
Capital markets	31,470,319	31,470,319	—	—
Consumer finance	6,985,794	6,985,794	—	—
Financial services	10,697,087	9,211,305	1,485,782	—
Insurance	20,817,768	19,141,848	1,675,920	—
Real estate
Industrial REITs	169,219	169,219	—	—
Specialized REITs	1,571,741	1,571,741	—	—
Convertible bonds	720,322	—	720,322	—
Short-term investments	1,289,195	1,289,195	—	—
Total investments in securities	$116,019,523	$103,308,279	$12,711,244	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$260,134,937	$260,134,937	—	—
Consumer discretionary	593,172,589	560,134,119	$33,038,470	—
Consumer staples	37,869,955	37,869,955	—	—
Energy	122,500,726	122,500,726	—	—
Financials	371,964,787	371,964,787	—	—
Health care	148,108,047	148,108,047	—	—
Industrials	135,980,568	135,980,568	—	—
Information technology	692,885,343	692,885,343	—	—
224

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Materials	$25,747,027	$25,747,027	—	—
Real estate	84,752,513	84,752,513	—	—
Short-term investments	31,906,637	31,906,637	—	—
Total investments in securities	$2,505,023,129	$2,471,984,659	$33,038,470	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$53,891,201	$53,891,201	—	—
Consumer discretionary	61,633,300	54,919,165	$6,714,135	—
Consumer staples	71,938,917	52,504,748	19,434,169	—
Energy	63,663,765	63,663,765	—	—
Financials	173,301,143	173,301,143	—	—
Health care	132,687,524	132,687,524	—	—
Industrials	99,344,133	93,228,560	6,115,573	—
Information technology	101,171,735	92,231,905	8,939,830	—
Materials	16,370,182	16,370,182	—	—
Real estate	25,028,884	25,028,884	—	—
Escrow certificates	—	—	—	—
Short-term investments	9,342,650	9,342,650	—	—
Total investments in securities	$808,373,434	$767,169,727	$41,203,707	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$37,955,184	—	$37,955,184	—
Germany	2,695,489	—	2,695,489	—
Ireland	9,271,028	$9,271,028	—	—
Japan	31,927,762	—	31,927,762	—
Netherlands	13,774,097	—	13,774,097	—
Spain	4,165,150	—	4,165,150	—
Switzerland	4,329,983	4,329,983	—	—
Taiwan	3,199,783	—	3,199,783	—
United Kingdom	3,017,132	—	3,017,132	—
United States	177,402,268	171,598,598	5,803,670	—
Preferred securities	10,448,361	—	10,448,361	—
Escrow certificates	—	—	—	—
Short-term investments	2,011,886	2,011,886	—	—
Total investments in securities	$300,198,123	$187,211,495	$112,986,628	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Financials	$925,657	$925,657	—	—
Health care	258,956,539	256,366,991	$2,589,548	—
Materials	26,362	26,362	—	—
Preferred securities	464,427	—	464,427	—
Convertible bonds	227,874	—	227,874	—
225

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Health Sciences Trust (continued)
Warrants	$672	$465	$207	—
Short-term investments	775,570	775,570	—	—
Total investments in securities	$261,377,101	$258,095,045	$3,282,056	—

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$42,673,295	—	$42,673,295	—
Austria	1,122,762	—	1,122,762	—
Belgium	4,644,652	—	4,644,652	—
Brazil	7,885,793	$7,885,793	—	—
Canada	67,852,389	67,550,187	302,202	—
Chile	1,474,306	1,113,272	361,034	—
China	59,599,121	2,741,433	56,857,688	—
Colombia	125,605	125,605	—	—
Czech Republic	361,719	—	361,719	—
Denmark	23,108,405	—	23,108,405	—
Egypt	185,813	—	185,813	—
Finland	5,880,245	—	5,880,245	—
France	63,832,600	—	63,832,600	—
Germany	47,759,170	—	47,759,170	—
Greece	1,295,602	—	1,295,602	—
Hong Kong	14,250,837	124,650	14,114,384	$11,803
Hungary	649,275	—	649,275	—
India	50,334,656	3,790,656	46,544,000	—
Indonesia	4,227,585	6,695	4,220,890	—
Ireland	8,890,969	3,462,990	5,427,979	—
Israel	4,278,007	1,777,186	2,500,821	—
Italy	13,953,355	—	13,953,355	—
Japan	133,591,557	—	133,591,557	—
Jordan	164,566	—	164,566	—
Luxembourg	1,004,222	—	1,004,222	—
Macau	191,296	—	191,296	—
Malaysia	3,704,481	—	3,704,481	—
Mexico	5,655,111	5,655,111	—	—
Netherlands	33,153,467	—	33,153,467	—
New Zealand	1,488,065	—	1,488,065	—
Norway	3,438,371	—	3,438,371	—
Peru	490,377	490,377	—	—
Philippines	1,449,568	—	1,449,568	—
Poland	2,654,912	—	2,654,912	—
Portugal	941,673	—	941,673	—
Russia	170,532	—	—	170,532
Saudi Arabia	10,401,227	—	10,401,227	—
Singapore	7,999,588	1,184,373	6,815,215	—
South Africa	7,189,390	—	7,189,390	—
South Korea	30,433,895	76,960	30,356,935	—
Spain	14,912,810	—	14,912,810	—
Sweden	18,928,628	—	18,928,628	—
Switzerland	60,410,007	—	60,410,007	—
Taiwan	50,870,644	—	50,870,644	—
Thailand	3,516,838	—	3,516,838	—
Turkey	2,097,393	—	2,097,393	—
United Arab Emirates	—	—	—	—
United Kingdom	81,103,785	29,148	81,074,637	—
226

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
United States	$1,322,675	$1,068,302	$254,373	—
Preferred securities
Brazil	3,274,584	3,274,584	—	—
Chile	19,800	19,800	—	—
Germany	2,290,962	—	2,290,962	—
South Korea	1,634,354	—	1,634,354	—
Rights	11,001	2,431	8,570	—
Warrants	—	—	—	—
Short-term investments	20,859,635	20,859,635	—	—
Total investments in securities	$929,761,575	$121,239,188	$808,340,052	$182,335
Derivatives:
Assets
Futures	$172,351	$172,351	—	—
Liabilities
Futures	(60,649)	(60,649)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$6,480,205	$77,120	$6,238,705	$164,380
Austria	1,358,519	—	1,358,519	—
Belgium	1,571,038	38,439	1,531,335	1,264
Bermuda	196,317	—	196,317	—
Cambodia	25,975	—	25,975	—
Canada	10,348,388	10,301,688	46,448	252
China	5,943	—	5,943	—
Denmark	2,804,184	—	2,804,184	—
Finland	2,246,010	—	2,246,010	—
France	4,613,304	—	4,613,304	—
Gabon	3,361	—	3,361	—
Georgia	73,513	—	73,513	—
Germany	5,423,628	—	5,423,628	—
Greece	23,468	—	23,403	65
Guernsey, Channel Islands	144	—	—	144
Hong Kong	1,955,939	—	1,954,843	1,096
Ireland	518,099	—	518,099	—
Isle of Man	71,023	—	71,023	—
Israel	945,255	13,172	932,083	—
Italy	3,802,330	—	3,802,330	—
Japan	21,797,561	—	21,797,561	—
Jersey, Channel Islands	78,805	—	78,805	—
Jordan	107,741	—	107,741	—
Liechtenstein	62,213	—	62,213	—
Luxembourg	450,395	—	450,395	—
Macau	1,973	—	1,973	—
Malaysia	30,447	—	30,447	—
Malta	1,619	—	1,619	—
Mauritius	11,370	—	11,370	—
Mexico	30,279	—	30,279	—
Mongolia	13,750	—	13,750	—
Netherlands	1,632,243	68,661	1,563,582	—
New Zealand	323,578	—	323,578	—
Norway	889,810	—	889,810	—
227

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Peru	$37,243	—	$37,243	—
Poland	50,587	—	50,587	—
Portugal	347,470	—	347,470	—
Singapore	933,289	—	922,939	$10,350
South Africa	28,366	—	28,366	—
Spain	2,102,135	—	2,102,135	—
Sweden	2,815,404	—	2,815,404	—
Switzerland	7,612,124	—	7,612,124	—
Taiwan	21,678	—	21,678	—
United Arab Emirates	45,960	—	45,960	—
United Kingdom	11,882,691	$36,821	11,811,898	33,972
United States	607,647	222,287	385,360	—
Preferred securities	356,233	—	356,233	—
Warrants	1,048	164	884	—
Rights	27	27	—	—
Short-term investments	3,565,841	3,565,841	—	—
Total investments in securities	$98,306,170	$14,324,220	$83,770,427	$211,523
Derivatives:
Liabilities
Futures	$(3,588)	$(3,588)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$968,523,840	$968,523,840	—	—
Short-term investments	21	21	—	—
Total investments in securities	$968,523,861	$968,523,861	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$157,347,072	$157,347,072	—	—
Short-term investments	352	352	—	—
Total investments in securities	$157,347,424	$157,347,424	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,202,850,690	$5,202,850,690	—	—
Short-term investments	11	11	—	—
Total investments in securities	$5,202,850,701	$5,202,850,701	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$279,702,599	$279,702,599	—	—
Short-term investments	100	100	—	—
Total investments in securities	$279,702,699	$279,702,699	—	—

228

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$593,326,240	$593,326,240	—	—
Preferred securities	3,933,453	—	—	$3,933,453
Exchange-traded funds	8,776,908	8,776,908	—	—
Short-term investments	6,800,000	—	$6,800,000	—
Total investments in securities	$612,836,601	$602,103,148	$6,800,000	$3,933,453

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,179,437,951	$1,179,437,951	—	—
Short-term investments	49,589,922	49,589,922	—	—
Total investments in securities	$1,229,027,873	$1,229,027,873	—	—
Derivatives:
Liabilities
Futures	$(108,231)	$(108,231)	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$11,906,148	$11,906,148	—	—
Consumer discretionary	63,412,607	54,712,158	$8,700,449	—
Consumer staples	28,943,682	28,943,682	—	—
Energy	39,261,309	39,261,309	—	—
Financials	96,083,142	96,083,142	—	—
Health care	53,950,753	53,950,753	—	—
Industrials	116,201,707	111,346,347	4,855,360	—
Information technology	83,621,630	83,621,630	—	—
Materials	36,383,527	32,365,741	4,017,786	—
Real estate	36,600,508	36,600,508	—	—
Utilities	33,585,941	33,585,941	—	—
Convertible bonds	2,469,767	—	2,469,767	—
Short-term investments	23,199,257	23,199,257	—	—
Total investments in securities	$625,619,978	$605,576,616	$20,043,362	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$277,616,317	$277,616,317	—	—
Short-term investments	2,896,345	2,896,345	—	—
Total investments in securities	$280,512,662	$280,512,662	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$156,159,113	$154,470,237	$1,688,876	—
Consumer discretionary	10,609,958	10,609,958	—	—
Financials	1,149,788	1,149,788	—	—
229

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Trust (continued)
Health care	$14,326,733	$14,326,733	—	—
Industrials	4,581,283	4,581,283	—	—
Information technology	901,882,047	896,709,607	$5,172,440	—
Short-term investments	2,405,531	2,405,531	—	—
Total investments in securities	$1,091,114,453	$1,084,253,137	$6,861,316	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$12,103,148	$12,103,148	—	—
Consumer discretionary	48,667,747	48,647,171	$20,576	—
Consumer staples	13,486,702	13,486,702	—	—
Energy	32,339,676	32,339,676	—	—
Financials	84,044,955	84,044,955	—	—
Health care	84,380,532	84,312,187	5,308	$63,037
Industrials	84,310,853	84,310,853	—	—
Information technology	65,065,566	65,065,566	—	—
Materials	22,324,708	22,311,590	—	13,118
Real estate	29,519,366	29,519,366	—	—
Utilities	13,332,060	13,332,060	—	—
Warrants	4,409	4,409	—	—
Short-term investments	25,377,196	25,377,196	—	—
Total investments in securities	$514,956,918	$514,854,879	$25,884	$76,155
Derivatives:
Assets
Futures	$35,496	$35,496	—	—

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,615,142	$3,614,593	—	$549
Consumer discretionary	22,898,370	22,898,370	—	—
Consumer staples	4,784,201	4,784,201	—	—
Energy	13,916,957	13,916,957	—	—
Financials	34,491,878	34,491,878	—	—
Health care	18,219,164	18,214,820	$1,084	3,260
Industrials	27,934,027	27,934,027	—	—
Information technology	18,362,867	18,362,867	—	—
Materials	10,911,084	10,900,376	—	10,708
Real estate	2,686,174	2,686,174	—	—
Utilities	186,093	186,093	—	—
Short-term investments	2,014,597	2,014,597	—	—
Total investments in securities	$160,020,554	$160,004,953	$1,084	$14,517
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$273,649,226	$273,649,226	—	—
Exchange-traded funds	2,155,634	2,155,634	—	—
230

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Stock Trust (continued)
Short-term investments	$3,139,049	$1,539,049	$1,600,000	—
Total investments in securities	$278,943,909	$277,343,909	$1,600,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks	$436,735,317	$436,735,317	—	—
Short-term investments	6,112,351	212,351	$5,900,000	—
Total investments in securities	$442,847,668	$436,947,668	$5,900,000	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$117,595,753	$117,595,753	—	—
Warrants	169	169	—	—
Short-term investments	5,007,367	5,007,367	—	—
Total investments in securities	$122,603,289	$122,603,289	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$464,704,678	$378,665,626	$86,039,052	—
Consumer discretionary	738,909,317	493,428,643	245,480,674	—
Consumer staples	438,643,930	256,637,454	182,006,476	—
Energy	285,895,153	195,258,383	90,636,770	—
Financials	1,060,462,448	622,633,533	437,828,915	—
Health care	856,453,941	564,894,614	291,509,125	$50,202
Industrials	859,099,440	491,887,999	367,211,441	—
Information technology	1,550,015,106	1,347,383,092	202,632,014	—
Materials	280,602,809	132,728,168	147,864,393	10,248
Real estate	185,795,921	141,060,108	44,735,813	—
Utilities	179,038,364	110,104,498	68,933,866	—
Preferred securities	8,626,114	—	8,626,114	—
Rights	—	—	—	—
Warrants	43,371	43,371	—	—
Short-term investments	315,107,970	315,107,970	—	—
Total investments in securities	$7,223,398,562	$5,049,833,459	$2,173,504,653	$60,450
Derivatives:
Assets
Futures	$742,268	$742,268	—	—
Liabilities
Futures	(80,802)	(80,802)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$81,797,366	$81,797,136	$230	—
Consumer discretionary	96,301,926	96,297,753	4,143	$30
231

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Consumer staples	$54,579,215	$54,579,215	—	—
Energy	34,530,778	34,530,090	—	$688
Financials	121,895,525	121,889,886	$5,639	—
Health care	108,487,468	108,463,291	528	23,649
Industrials	85,257,260	85,257,260	—	—
Information technology	277,329,284	277,329,284	—	—
Materials	24,138,938	24,138,743	—	195
Real estate	22,705,326	22,702,479	—	2,847
Utilities	19,275,137	19,275,137	—	—
Preferred securities	23,127	23,127	—	—
Warrants	3,116	3,116	—	—
Short-term investments	36,794,253	36,794,253	—	—
Total investments in securities	$963,118,719	$963,080,770	$10,540	$27,409
Derivatives:
Assets
Futures	$108,894	$108,894	—	—
Liabilities
Futures	(2,104)	(2,104)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At June 30, 2024, Capital Appreciation Value Trust had $71,943 in unfunded loan commitments outstanding.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
232

Significant accounting policies, continued

Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2024. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$1,033,182	$1,057,350	—
Capital Appreciation Value Trust	257,985	283,500	—
Disciplined Value International Trust	2,732,738	2,869,987	—
Equity Income Trust	9,461,670	9,685,000	—
International Equity Index Trust	2,447,253	2,528,415	—
International Small Company Trust	3,084,301	3,566,131	—
Mid Cap Index Trust	14,404,217	14,758,280	—
Science & Technology Trust	2,351,436	2,402,510	—
Small Cap Index Trust	10,520,491	8,601,378	$2,466,253
Small Cap Opportunities Trust	829,810	848,371	—
Small Cap Stock Trust	1,499,075	1,537,400	—
Small Cap Value Trust	206,820	211,950	—
Small Company Value Trust	467,903	494,100	—
Strategic Equity Allocation Trust	45,165,632	47,285,271	—
Total Stock Market Index Trust	3,245,035	3,374,274	—
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect a portfolio's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
233

Significant accounting policies, continued

Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
International Equity Index Trust can borrow up to $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the six months ended June 30, 2024 were as follows:
Portfolio	Commitment fee
500 Index Trust	$14,153
American Asset Allocation Trust	3,507
American Global Growth Trust	2,285
American Growth Trust	3,262
American Growth-Income Trust	3,223
American International Trust	2,484
Blue Chip Growth Trust	4,490
Capital Appreciation Trust	2,861
Capital Appreciation Value Trust	2,617
Disciplined Value Emerging Markets Equity Trust	2,631
Disciplined Value International Trust	2,708
Equity Income Trust	3,789
Financial Industries Trust	2,173
Fundamental All Cap Core Trust	5,099
Fundamental Large Cap Value Trust	3,046
Global Equity Trust	2,753
Health Sciences Trust	2,358
International Equity Index Trust	48,898
Portfolio	Commitment fee
International Small Company Trust	$2,455
Lifestyle Balanced Portfolio	3,242
Lifestyle Conservative Portfolio	2,221
Lifestyle Growth Portfolio	8,554
Lifestyle Moderate Portfolio	2,375
Mid Cap Growth Trust	2,799
Mid Cap Index Trust	3,614
Mid Value Trust	2,822
Real Estate Securities Trust	2,380
Science & Technology Trust	3,396
Small Cap Index Trust	2,667
Small Cap Opportunities Trust	2,227
Small Cap Stock Trust	2,378
Small Cap Value Trust	2,585
Small Company Value Trust	2,181
Strategic Equity Allocation Trust	11,109
Total Stock Market Index Trust	3,207

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Disciplined Value Emerging Markets Equity Trust	$—	$34,158,266
Financial Industries Trust	4,065,310	2,265,267
International Equity Index Trust	—	1,169,488
Mid Cap Growth Trust	102,890,915	46,480,341
Real Estate Securities Trust	15,397,112	2,770,078
Science & Technology Trust	—	4,052,555
Small Cap Stock Trust	51,321,905	12,119,215
As of December 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2024, including short-term investments, were as follows:
234

Significant accounting policies, continued

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,626,761,548	$6,426,112,456	$(148,879,592)	$6,277,232,864
American Asset Allocation Trust	1,090,575,946	101,323,229	—	101,323,229
American Global Growth Trust	173,234,535	32,330,180	—	32,330,180
American Growth Trust	735,992,149	235,554,551	—	235,554,551
American Growth-Income Trust	724,679,242	224,691,968	—	224,691,968
American International Trust	383,748,924	—	(16,784,231)	(16,784,231)
Blue Chip Growth Trust	1,126,006,775	908,184,843	(38,111,976)	870,072,867
Capital Appreciation Trust	418,972,554	259,381,255	(5,988,538)	253,392,717
Capital Appreciation Value Trust	421,055,494	57,868,945	(8,345,602)	49,523,343
Disciplined Value Emerging Markets Equity Trust	240,284,164	3,686,771	(25,863,970)	(22,177,199)
Disciplined Value International Trust	266,355,872	30,372,034	(9,479,729)	20,892,305
Equity Income Trust	1,106,861,418	332,058,504	(36,172,218)	295,886,286
Financial Industries Trust	95,640,035	21,532,820	(1,153,332)	20,379,488
Fundamental All Cap Core Trust	1,516,392,141	1,076,858,715	(88,227,727)	988,630,988
Fundamental Large Cap Value Trust	580,380,192	254,443,193	(26,449,951)	227,993,242
Global Equity Trust	252,690,461	53,221,522	(5,713,860)	47,507,662
Health Sciences Trust	204,914,347	78,248,985	(21,786,231)	56,462,754
International Equity Index Trust	695,288,403	318,281,483	(83,696,609)	234,584,874
International Small Company Trust	109,881,938	16,719,326	(28,298,682)	(11,579,356)
Lifestyle Balanced Portfolio	1,011,953,991	36,632,276	(80,062,406)	(43,430,130)
Lifestyle Conservative Portfolio	180,324,279	2,800,454	(25,777,309)	(22,976,855)
Lifestyle Growth Portfolio	5,164,154,904	277,938,221	(239,242,424)	38,695,797
Lifestyle Moderate Portfolio	302,445,856	6,733,700	(29,476,857)	(22,743,157)
Mid Cap Growth Trust	546,699,383	91,614,809	(25,477,591)	66,137,218
Mid Cap Index Trust	964,416,852	337,395,733	(72,892,943)	264,502,790
Mid Value Trust	535,059,443	111,938,884	(21,378,349)	90,560,535
Real Estate Securities Trust	256,136,997	25,794,628	(1,418,963)	24,375,665
Science & Technology Trust	893,288,577	200,707,060	(2,881,184)	197,825,876
Small Cap Index Trust	446,710,672	148,936,748	(80,655,006)	68,281,742
Small Cap Opportunities Trust	138,981,567	40,564,462	(19,525,475)	21,038,987
Small Cap Stock Trust	242,644,475	67,541,846	(31,242,412)	36,299,434
Small Cap Value Trust	416,287,674	55,988,060	(29,428,066)	26,559,994
Small Company Value Trust	104,905,518	28,417,146	(10,719,375)	17,697,771
Strategic Equity Allocation Trust	3,781,546,335	3,710,839,879	(268,326,186)	3,442,513,693
Total Stock Market Index Trust	432,649,386	568,133,012	(37,556,889)	530,576,123
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, investments in passive foreign investment companies, wash sale loss deferrals, partnerships, derivative transactions, amortization and accretion on debt securities and corporate actions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
235

Derivative instruments, continued

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $224.1 million to $293.5 million
Disciplined Value Emerging Markets Equity Trust	To equitize cash balances. As of June 30, 2024, there were no open futures contracts.	Up to $2.2 million
International Equity Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $26.9 million to $32.9 million
International Small Company Trust	To equitize cash balances.	From $703,000 to $825,000
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $38.2 million to $53.2 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $18.2 million to $23.4 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $303.1 million to $323.9 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	From $20.9 million to $42.0 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the six months ended June 30, 2024. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
236

Derivative instruments, continued

Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	From $1.1 million to $1.5 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2024 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$815,307	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(1,251,529)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$172,351	$(60,649)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(3,588)
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(108,231)
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$35,496	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$742,268	$(80,802)
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$108,894	$(2,104)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2024:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Written options	Total
500 Index Trust	Equity	$34,662,842	—	$34,662,842
Capital Appreciation Value Trust	Equity	—	$994,236	$994,236
Disciplined Value Emerging Markets Equity Trust	Equity	$266,343	—	$266,343
International Equity Index Trust	Equity	$1,462,746	—	$1,462,746
International Small Company Trust	Equity	$33,662	—	$33,662
Mid Cap Index Trust	Equity	$3,005,295	—	$3,005,295
Small Cap Index Trust	Equity	$901,733	—	$901,733
Strategic Equity Allocation Trust	Equity	$24,150,798	—	$24,150,798
Total Stock Market Index Trust	Equity	$4,586,573	—	$4,586,573
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Written options	Total
500 Index Trust	Equity	$(5,979,591)	—	$(5,979,591)
Capital Appreciation Value Trust	Equity	—	$(466,354)	$(466,354)
Disciplined Value Emerging Markets Equity Trust	Equity	$(64,549)	—	$(64,549)
International Equity Index Trust	Equity	$(1,297,530)	—	$(1,297,530)
International Small Company Trust	Equity	$(18,065)	—	$(18,065)
Mid Cap Index Trust	Equity	$(1,711,626)	—	$(1,711,626)
Small Cap Index Trust	Equity	$(1,294,134)	—	$(1,294,134)
Strategic Equity Allocation Trust	Equity	$(8,447,983)	—	$(8,447,983)
Total Stock Market Index Trust	Equity	$(1,516,004)	—	$(1,516,004)
237

4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — 0.780% of the first $500 million of aggregate net assets. If aggregate net assets are between $500 million and $1 billion, then 0.775% of all aggregate net assets. If aggregate net assets are between $1 billion and $2 billion, then the following fee schedule shall apply: a) 0.750% of the first $1 billion of aggregate net assets; b) 0.740% of the excess over $1 billion of aggregate net assets. If aggregate net assets exceed $2 billion, then the following fee schedule shall apply: a) 0.740% of the first $3 billion of aggregate net assets; b) 0.725% of the excess over $3 billion of aggregate net assets.  Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series – (I) (Asia).
•  Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of all levels of aggregate net assets.
•  Disciplined Value International Trust — a) 0.750% of the first $500 million of aggregate net assets; b) 0.720% of the next $500 million of aggregate net assets; c) 0.690% of the next $1 billion of aggregate net assets; d) 0.670% of the next $1 billion of aggregate net assets; e) 0.660% of the next $2 billion of aggregate net assets; and f) 0.650% of the excess over $5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund, Disciplined Value International Fund, a series of John Hancock Investment Trust, MLI Pension Plus Growth Fund, Manulife Balanced Fund, Manulife MIM Diversified Fund and Manulife Diversified Tri-Plan Fund.
•  Disciplined Value Emerging Markets Equity Trust — a) 0.780% of the first $100 million of aggregate net assets; b) 0.750% of the next $900 million of aggregate net assets; c) 0.740% of the next $1 billion of aggregate net assets; and d) 0.730% of the excess over $2 billion of aggregate net assets. Prior to May 30, 2024, the annual rates were a) 0.870% of the first $100 million of aggregate net assets; and b) 0.820% of the excess over $100 million of aggregate net assets.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund, Manulife US Large Cap Value Equity Fund (Canada) and Manulife North American Equity Fund Series II (Asia).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
238

Fees and transactions with affiliates, continued

•  Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; c) 0.950% of the excess over $750 million of aggregate net assets; d) 0.950% of the next $250 million; e) 0.900% of the next $500 million; and f) 0.900% of the excess over $1.5 billion of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets. When aggregate net assets exceed $1.5 billion, the advisory fee is 0.900% on all net assets. Aggregate net assets are the net assets of the portfolio, JHF II Health Sciences Fund and Manulife Healthcare Fund Series - (I).
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.800% of aggregate net assets.
•  Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated funds assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets. Aggregate net assets are the net assets of the Lifestyle Portfolios, JHVIT Managed Volatility Portfolios, JHF II Multimanager Lifestyle Portfolios and JHF II Lifestyle Blend Portfolios.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets.
•  Mid Value Trust — a) 0.950% of the first $1 billion of aggregate net assets; and b) 0.875% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the management fee for that day is 0.875% of all assets of the portfolio.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $50 million of aggregate net assets; b) 1.025% of aggregate net assets between $50 million and $100 million; c) 1.000% of aggregate net assets between $100 million and $200 million; d) 0.975% of aggregate net assets between $200 million and $500 million; e) 0.950% of aggregate net assets between $500 million and $1 billion; and f) 0.925% of the excess over $1 billion of aggregate net assets. When aggregate net assets exceed $100 million on any day, the annual rate of advisory fee for that day is 1.000% on the first $100 million of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.975% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.950% on the first $500 million of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Science & Technology Fund and (MMTF) Manulife Technology Fund.
•  Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Cap Value Trust — a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors:
Portfolio	Subadvisor(s)
Disciplined Value Emerging Markets Equity Trust[1] Disciplined Value International Trust	Boston Partners Global Investors, Inc.
International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Capital Appreciation Trust	Jennison Associates LLC
239

Fees and transactions with affiliates, continued

Portfolio	Subadvisor(s)
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[2]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[2]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Science & Technology Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  Prior to May 30, 2024, the subadvisor of the portfolio was Dimensional Fund Advisors LP.
2  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value Emerging Markets Equity Trust	0.25%
Disciplined Value International Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.20%
Portfolio	Expense limitation as a percentage of average net assets
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.20%
Mid Cap Index Trust	0.08%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex (the participating portfolios), excluding the Lifestyle Portfolios. This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2024, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude class specific expenses, taxes, short dividends, interest expense, acquired fund fees, borrowing costs, prime brokerage fees, portfolio brokerage commissions and litigation and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
240

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The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2025, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Lifestyle Balanced Portfolio Series I and Series II and Lifestyle Growth Portfolio Series I shares in an amount equal to the amount by which expenses of Lifestyle Balanced Portfolio Series I and Series II shares exceed 1.83% and Lifestyle Growth Portfolio Series I shares exceed 0.92% of average daily net assets attributable to the class. This reimbursement includes all expenses of the applicable class except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, and short dividend expense. This expense reimbursement will remain in effect until April 30, 2025, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2025, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Fundamental Large Cap Value Trust Series I shares in an amount equal to the amount by which expenses of portfolio's Series I shares exceed 0.88% of average daily net assets attributable to the class. This waiver includes all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to Small Cap Index Trust Series I and Series NAV shares in an amount equal to the amount by which expenses of the portfolio's Series I and Series NAV shares exceed 0.70% of average daily net assets attributable to the class. This waiver includes all expenses of the class (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
The Advisor has voluntarily agreed to waive its management fee for Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolio's average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2024, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$8,528,793	$115,649	—	$3,954,963	$12,599,405
American Asset Allocation Trust	14,126	28,405	$4,177	—	46,708
American Global Growth Trust	2,216	4,770	1,098	—	8,084
American Growth Trust	11,752	22,447	3,554	—	37,753
American Growth-Income Trust	13,194	16,734	7,190	—	37,118
American International Trust	4,968	8,499	1,119	—	14,586
Blue Chip Growth Trust	59,103	19,347	—	266,382	344,832
Capital Appreciation Trust	8,773	2,581	—	13,866	25,220
Capital Appreciation Value Trust	1,741	56,065	—	49,418	107,224
241

Fees and transactions with affiliates, continued

	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
Disciplined Value Emerging Markets Equity Trust	$244	$991	—	$7,754	$8,989
Disciplined Value International Trust	3,010	1,779	—	6,529	11,318
Equity Income Trust	33,528	16,597	—	165,524	215,649
Financial Industries Trust	3,292	618	—	1,153	5,063
Fundamental All Cap Core Trust	4,411	2,041	—	92,895	99,347
Fundamental Large Cap Value Trust	26,896	8,929	—	10,917	46,742
Global Equity Trust	9,129	873	—	2,069	12,071
Health Sciences Trust	15,277	13,361	—	42,018	70,656
International Equity Index Trust	445,250	26,114	—	778,348	1,249,712
International Small Company Trust	750	505	—	2,831	4,086
Lifestyle Balanced Portfolio	926	19,065	—	3,981	23,972
Lifestyle Conservative Portfolio	2,662	29,361	—	1,432	33,455
Lifestyle Growth Portfolio	4,985	108,849	—	14,952	128,786
Lifestyle Moderate Portfolio	1,200	22,141	—	4,516	27,857
Mid Cap Growth Trust	5,431	2,513	—	16,459	24,403
Mid Cap Index Trust	482,951	30,229	—	152,957	666,137
Mid Value Trust	60,837	13,529	—	83,412	157,778
Real Estate Securities Trust	1,960	938	—	8,381	11,279
Science & Technology Trust	224,841	18,743	—	50,685	294,269
Small Cap Index Trust	105,172	7,644	—	38,851	151,667
Small Cap Opportunities Trust	108,107	36,399	—	66,666	211,172
Small Cap Stock Trust	2,930	785	—	7,419	11,134
Small Cap Value Trust	5,024	742	—	12,108	17,874
Small Company Value Trust	13,818	9,980	—	18,528	42,326
Strategic Equity Allocation Trust	—	—	—	5,151,441	5,151,441
Total Stock Market Index Trust	205,301	18,301	—	128,462	352,064
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2024, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.19%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.69%
Capital Appreciation Trust	0.70%
Capital Appreciation Value Trust	0.78%
Disciplined Value Emerging Markets Equity Trust	0.81%
Disciplined Value International Trust	0.68%
Equity Income Trust	0.65%
Financial Industries Trust	0.77%
Fundamental All Cap Core Trust	0.66%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.85%
International Equity Index Trust	0.24%
Portfolio	Net Annual Effective Rate
International Small Company Trust	0.79%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.00%
Lifestyle Growth Portfolio	0.04%
Lifestyle Moderate Portfolio	0.02%
Mid Cap Growth Trust	0.83%
Mid Cap Index Trust	0.36%
Mid Value Trust	0.82%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.89%
Small Cap Index Trust	0.43%
Small Cap Opportunities Trust	0.74%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.93%
Small Company Value Trust	0.98%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.39%

*	The JHVIT Feeder Funds do not incur investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2024, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
242

Fees and transactions with affiliates, continued

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the six months ended June 30, 2024 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$1,561,919	$106,161	$—	$1,668,080
American Asset Allocation Trust	1,058,506	2,662,269	130,502	3,851,277
American Global Growth Trust	165,946	446,965	34,308	647,219
American Growth Trust	879,703	2,103,751	111,024	3,094,478
American Growth-Income Trust	988,146	1,568,328	224,620	2,781,094
American International Trust	372,255	796,539	34,932	1,203,726
Blue Chip Growth Trust	81,677	133,717	—	215,394
Capital Appreciation Trust	54,787	80,653	—	135,440
Capital Appreciation Value Trust	1,888	304,256	—	306,144
Disciplined Value Emerging Markets Equity Trust	1,527	31,000	—	32,527
Disciplined Value International Trust	18,805	55,582	—	74,387
Equity Income Trust	53,984	133,649	—	187,633
Financial Industries Trust	18,980	17,816	—	36,796
Fundamental All Cap Core Trust	26,469	61,220	—	87,689
Fundamental Large Cap Value Trust	114,506	190,116	—	304,622
Global Equity Trust	57,032	27,278	—	84,310
Health Sciences Trust	14,376	62,814	—	77,190
International Equity Index Trust	80,432	23,588	—	104,020
International Small Company Trust	4,683	15,745	—	20,428
Lifestyle Balanced Portfolio	9,260	953,762	—	963,022
Lifestyle Conservative Portfolio	3,174	175,172	—	178,346
Lifestyle Growth Portfolio	49,839	5,445,049	—	5,494,888
Lifestyle Moderate Portfolio	3,031	278,987	—	282,018
Mid Cap Growth Trust	33,936	78,512	—	112,448
Mid Cap Index Trust	221,330	69,266	—	290,596
Mid Value Trust	60,113	66,870	—	126,983
Real Estate Securities Trust	12,257	29,343	—	41,600
Science & Technology Trust	195,392	81,438	—	276,830
Small Cap Index Trust	88,654	32,234	—	120,888
Small Cap Opportunities Trust	20,708	34,862	—	55,570
Small Cap Stock Trust	18,313	24,546	—	42,859
Small Cap Value Trust	31,412	23,208	—	54,620
Small Company Value Trust	10,146	36,650	—	46,796
Total Stock Market Index Trust	129,248	57,613	—	186,861
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively. Effective July 1, 2024, the voluntary waiver increased to 0.05% for Series II of American International Trust.
For the six months ended June 30, 2024, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$212,982
243

Fees and transactions with affiliates, continued

Portfolio	Series ll
American Global Growth Trust	$47,676
American Growth Trust	252,450
American Growth-Income Trust	146,377
American International Trust	21,241
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Blue Chip Growth Trust	Lender	$3,200,000	1	5.805%	$516
Capital Appreciation Trust	Lender	2,000,000	1	5.815%	323
Capital Appreciation Value Trust	Lender	16,200,000	1	5.805%	2,612
Disciplined Value Emerging Markets Equity Trust	Lender	1,300,000	1	5.805%	210
Disciplined Value International Trust	Borrower	4,200,000	3	5.800%	(2,030)
Disciplined Value International Trust	Lender	4,000,000	1	5.805%	645
Equity Income Trust	Lender	6,200,000	1	5.800%	999
International Small Company Trust	Borrower	7,040,000	5	5.801%	(5,672)
Mid Cap Growth Trust	Lender	3,700,000	3	5.810%	1,791
Mid Value Trust	Lender	7,100,000	1	5.800%	1,144
Science & Technology Trust	Borrower	16,200,000	1	5.805%	(2,612)
Science & Technology Trust	Lender	4,200,000	3	5.800%	2,030
Small Cap Value Trust	Lender	5,100,000	3	5.800%	2,465
Small Company Value Trust	Lender	2,000,000	3	5.800%	967
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2024 and for the year ended December 31, 2023 were as follows:
500 Index Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	4,541,941	$242,663,876	8,708,099	$399,622,002
Distributions reinvested	—	—	3,068,945	135,892,893
Repurchased	(3,227,036)	(172,983,934)	(4,839,268)	(218,742,781)
Net increase	1,314,905	$69,679,942	6,937,776	$316,772,114
Series II shares
Sold	67,148	$3,625,775	167,641	$7,511,211
Distributions reinvested	—	—	41,986	1,860,402
Repurchased	(143,733)	(7,648,540)	(285,325)	(12,798,728)
Net decrease	(76,585)	$(4,022,765)	(75,698)	$(3,427,115)
Series NAV shares
Sold	559,327	$30,016,956	2,955,606	$135,695,155
Distributions reinvested	—	—	1,484,257	65,722,893
Repurchased	(2,319,922)	(124,717,226)	(3,094,442)	(140,904,896)
Net increase (decrease)	(1,760,595)	$(94,700,270)	1,345,421	$60,513,152
Total net increase (decrease)	(522,275)	$(29,043,093)	8,207,499	$373,858,151
American Asset Allocation Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	429,618	$4,168,336	747,059	$7,291,823
Distributions reinvested	—	—	6,062,620	51,643,021
Repurchased	(1,354,714)	(12,987,987)	(2,746,419)	(26,623,642)
Net increase (decrease)	(925,096)	$(8,819,651)	4,063,260	$32,311,202
244

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American Asset Allocation Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	23,362	$223,109	110,359	$1,095,260
Distributions reinvested	—	—	12,653,333	107,598,534
Repurchased	(5,221,210)	(50,032,998)	(9,650,647)	(93,587,223)
Net increase (decrease)	(5,197,848)	$(49,809,889)	3,113,045	$15,106,571
Series III shares
Sold	43,780	$417,822	13,406	$125,073
Distributions reinvested	—	—	1,866,506	15,994,464
Repurchased	(812,477)	(7,821,312)	(1,071,813)	(10,453,267)
Net increase (decrease)	(768,697)	$(7,403,490)	808,099	$5,666,270
Total net increase (decrease)	(6,891,641)	$(66,033,030)	7,984,404	$53,084,043
American Global Growth Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	134,636	$2,104,258	393,521	$5,904,213
Distributions reinvested	—	—	544,180	6,868,077
Repurchased	(167,974)	(2,558,697)	(248,471)	(3,612,296)
Net increase (decrease)	(33,338)	$(454,439)	689,230	$9,159,994
Series II shares
Sold	2,393	$34,665	134,980	$2,034,528
Distributions reinvested	—	—	1,267,286	15,869,111
Repurchased	(829,709)	(12,752,598)	(1,406,114)	(20,791,947)
Net decrease	(827,316)	$(12,717,933)	(3,848)	$(2,888,308)
Series III shares
Sold	—	—	43,020	$638,921
Distributions reinvested	—	—	292,070	3,729,017
Repurchased	(189,935)	(2,955,139)	(257,222)	(3,835,967)
Net increase (decrease)	(189,935)	$(2,955,139)	77,868	$531,971
Total net increase (decrease)	(1,050,589)	$(16,127,511)	763,250	$6,803,657
American Growth Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	784,560	$13,043,448	1,660,002	$25,633,315
Distributions reinvested	—	—	2,834,984	37,705,288
Repurchased	(780,753)	(12,986,794)	(987,140)	(15,385,131)
Net increase	3,807	$56,654	3,507,846	$47,953,472
Series II shares
Sold	—	—	16,003	$240,851
Distributions reinvested	—	—	6,351,662	82,889,195
Repurchased	(3,645,585)	(60,481,212)	(6,735,548)	(102,213,356)
Net decrease	(3,645,585)	$(60,481,212)	(367,883)	$(19,083,310)
Series III shares
Sold	1,211	$20,619	4,386	$70,327
Distributions reinvested	—	—	982,681	12,991,046
Repurchased	(543,685)	(9,196,935)	(1,105,258)	(17,014,838)
Net decrease	(542,474)	$(9,176,316)	(118,191)	$(3,953,465)
Total net increase (decrease)	(4,184,252)	$(69,600,874)	3,021,772	$24,916,697
American Growth-Income Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	461,795	$7,690,970	379,839	$6,002,176
Distributions reinvested	—	—	2,435,474	34,400,319
Repurchased	(1,127,774)	(18,512,892)	(1,616,304)	(24,568,236)
Net increase (decrease)	(665,979)	$(10,821,922)	1,199,009	$15,834,259
Series II shares
Sold	—	—	316,929	$4,890,881
Distributions reinvested	—	—	3,245,548	45,445,213
Repurchased	(2,576,151)	(43,637,551)	(4,236,205)	(65,338,210)
Net decrease	(2,576,151)	$(43,637,551)	(673,728)	$(15,002,116)
245

Portfolio share transactions, continued

American Growth-Income Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series III shares
Sold	1,089	$18,781	5,027	$73,994
Distributions reinvested	—	—	1,419,758	20,110,673
Repurchased	(1,086,088)	(18,597,557)	(1,758,419)	(27,375,637)
Net decrease	(1,084,999)	$(18,578,776)	(333,634)	$(7,190,970)
Total net increase (decrease)	(4,327,129)	$(73,038,249)	191,647	$(6,358,827)
American International Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	205,161	$3,132,045	813,238	$13,121,644
Distributions reinvested	—	—	1,375,929	18,047,858
Repurchased	(418,586)	(6,287,957)	(833,697)	(13,163,974)
Net increase (decrease)	(213,425)	$(3,155,912)	1,355,470	$18,005,528
Series II shares
Sold	75,431	$1,169,872	536,545	$8,571,896
Distributions reinvested	—	—	2,433,592	31,836,484
Repurchased	(1,081,651)	(16,332,037)	(2,013,539)	(31,874,382)
Net increase (decrease)	(1,006,220)	$(15,162,165)	956,598	$8,533,998
Series III shares
Sold	9,124	$141,337	61,570	$1,000,114
Distributions reinvested	—	—	331,217	4,346,330
Repurchased	(133,999)	(2,014,971)	(240,975)	(3,806,796)
Net increase (decrease)	(124,875)	$(1,873,634)	151,812	$1,539,648
Total net increase (decrease)	(1,344,520)	$(20,191,711)	2,463,880	$28,079,174
Blue Chip Growth Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	114,893	$3,493,618	188,021	$4,256,997
Repurchased	(931,763)	(28,254,670)	(1,477,699)	(34,125,769)
Net decrease	(816,870)	$(24,761,052)	(1,289,678)	$(29,868,772)
Series II shares
Sold	65,182	$1,840,943	153,690	$3,289,031
Repurchased	(428,688)	(11,983,102)	(825,019)	(17,640,352)
Net decrease	(363,506)	$(10,142,159)	(671,329)	$(14,351,321)
Series NAV shares
Sold	44,366	$1,438,751	968,536	$21,463,898
Repurchased	(4,536,564)	(138,590,732)	(11,753,813)	(261,253,555)
Net decrease	(4,492,198)	$(137,151,981)	(10,785,277)	$(239,789,657)
Total net decrease	(5,672,574)	$(172,055,192)	(12,746,284)	$(284,009,750)
Capital Appreciation Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	526,324	$2,935,549	656,761	$2,810,300
Distributions reinvested	—	—	623,150	2,667,083
Repurchased	(2,913,692)	(16,146,073)	(6,240,845)	(26,518,844)
Net decrease	(2,387,368)	$(13,210,524)	(4,960,934)	$(21,041,461)
Series II shares
Sold	114,710	$486,659	800,953	$2,459,758
Distributions reinvested	—	—	326,953	1,069,138
Repurchased	(1,611,642)	(6,807,434)	(3,355,606)	(10,881,919)
Net decrease	(1,496,932)	$(6,320,775)	(2,227,700)	$(7,353,023)
Series NAV shares
Sold	1,629,954	$9,233,241	4,122,024	$18,746,678
Distributions reinvested	—	—	909,238	3,955,185
Repurchased	(3,147,760)	(17,589,148)	(7,137,038)	(29,828,456)
Net decrease	(1,517,806)	$(8,355,907)	(2,105,776)	$(7,126,593)
Total net decrease	(5,402,106)	$(27,887,206)	(9,294,410)	$(35,521,077)
246

Portfolio share transactions, continued

Capital Appreciation Value Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	43,429	$489,543	54,479	$639,149
Distributions reinvested	—	—	82,144	827,190
Repurchased	(48,811)	(558,054)	(178,298)	(2,039,114)
Net decrease	(5,382)	$(68,511)	(41,675)	$(572,775)
Series II shares
Sold	12,828	$144,272	225,090	$2,466,806
Distributions reinvested	—	—	2,773,314	27,705,410
Repurchased	(1,380,813)	(15,563,345)	(2,698,063)	(30,227,286)
Net increase (decrease)	(1,367,985)	$(15,419,073)	300,341	$(55,070)
Series NAV shares
Sold	280,938	$3,184,632	1,479,712	$16,588,701
Distributions reinvested	—	—	2,420,291	24,275,515
Repurchased	(1,161,431)	(13,037,917)	(1,264,264)	(14,168,455)
Net increase (decrease)	(880,493)	$(9,853,285)	2,635,739	$26,695,761
Total net increase (decrease)	(2,253,860)	$(25,340,869)	2,894,405	$26,067,916
Disciplined Value Emerging Markets Equity Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	81,616	$828,491	173,953	$1,607,423
Distributions reinvested	—	—	10,187	92,603
Repurchased	(100,803)	(1,040,252)	(216,233)	(2,043,701)
Net decrease	(19,187)	$(211,761)	(32,093)	$(343,675)
Series II shares
Sold	37,624	$387,145	117,161	$1,116,016
Distributions reinvested	—	—	37,932	345,183
Repurchased	(310,209)	(3,186,349)	(507,042)	(4,790,018)
Net decrease	(272,585)	$(2,799,204)	(351,949)	$(3,328,819)
Series NAV shares
Sold	976,633	$9,869,136	1,067,295	$10,152,146
Distributions reinvested	—	—	319,570	2,898,495
Repurchased	(629,406)	(6,468,450)	(2,060,995)	(19,233,640)
Net increase (decrease)	347,227	$3,400,686	(674,130)	$(6,182,999)
Total net increase (decrease)	55,455	$389,721	(1,058,172)	$(9,855,493)
Disciplined Value International Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	65,992	$1,063,136	518,166	$7,458,038
Distributions reinvested	—	—	97,430	1,360,125
Repurchased	(443,080)	(6,992,389)	(762,411)	(11,061,467)
Net decrease	(377,088)	$(5,929,253)	(146,815)	$(2,243,304)
Series II shares
Sold	15,356	$248,679	135,564	$1,881,286
Distributions reinvested	—	—	51,874	723,641
Repurchased	(229,574)	(3,675,503)	(427,464)	(6,158,190)
Net decrease	(214,218)	$(3,426,824)	(240,026)	$(3,553,263)
Series NAV shares
Sold	418,489	$6,526,833	1,585,281	$22,773,285
Distributions reinvested	—	—	243,344	3,365,442
Repurchased	(666,197)	(10,367,098)	(2,893,357)	(40,547,829)
Net decrease	(247,708)	$(3,840,265)	(1,064,732)	$(14,409,102)
Total net decrease	(839,014)	$(13,196,342)	(1,451,573)	$(20,205,669)
Equity Income Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	108,513	$1,539,371	222,910	$3,073,145
Distributions reinvested	—	—	1,911,044	22,779,648
Repurchased	(1,042,694)	(14,671,169)	(1,867,990)	(25,823,110)
Net increase (decrease)	(934,181)	$(13,131,798)	265,964	$29,683
247

Portfolio share transactions, continued

Equity Income Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	34,715	$478,841	313,835	$4,214,115
Distributions reinvested	—	—	976,439	11,541,509
Repurchased	(688,112)	(9,574,622)	(1,380,092)	(18,882,381)
Net decrease	(653,397)	$(9,095,781)	(89,818)	$(3,126,757)
Series NAV shares
Sold	198,190	$2,752,046	3,342,268	$46,223,771
Distributions reinvested	—	—	9,761,150	115,376,791
Repurchased	(5,665,324)	(78,831,591)	(8,562,482)	(118,498,084)
Net increase (decrease)	(5,467,134)	$(76,079,545)	4,540,936	$43,102,478
Total net increase (decrease)	(7,054,712)	$(98,307,124)	4,717,082	$40,005,404
Financial Industries Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	185,687	$2,144,714	542,248	$5,735,445
Distributions reinvested	—	—	481,262	4,504,609
Repurchased	(915,028)	(10,527,336)	(2,335,189)	(24,668,021)
Net decrease	(729,341)	$(8,382,622)	(1,311,679)	$(14,427,967)
Series II shares
Sold	36,297	$404,460	96,506	$1,003,732
Distributions reinvested	—	—	86,542	799,649
Repurchased	(149,294)	(1,690,451)	(316,227)	(3,332,162)
Net decrease	(112,997)	$(1,285,991)	(133,179)	$(1,528,781)
Series NAV shares
Sold	42,859	$494,185	87,238	$912,232
Distributions reinvested	—	—	159,343	1,483,487
Repurchased	(140,523)	(1,619,718)	(316,339)	(3,380,292)
Net decrease	(97,664)	$(1,125,533)	(69,758)	$(984,573)
Total net decrease	(940,002)	$(10,794,146)	(1,514,616)	$(16,941,321)
Fundamental All Cap Core Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	167,407	$5,063,132	443,507	$12,460,881
Distributions reinvested	—	—	524,265	12,650,526
Repurchased	(447,524)	(13,547,493)	(786,252)	(22,126,349)
Net increase (decrease)	(280,117)	$(8,484,361)	181,520	$2,985,058
Series II shares
Sold	41,268	$1,297,590	47,593	$1,324,757
Distributions reinvested	—	—	239,332	5,746,353
Repurchased	(170,683)	(5,231,188)	(278,284)	(7,825,440)
Net increase (decrease)	(129,415)	$(3,933,598)	8,641	$(754,330)
Series NAV shares
Sold	868,742	$26,079,749	150,489	$4,169,253
Distributions reinvested	—	—	10,311,884	250,991,267
Repurchased	(3,263,803)	(100,104,046)	(5,553,534)	(157,577,439)
Net increase (decrease)	(2,395,061)	$(74,024,297)	4,908,839	$97,583,081
Total net increase (decrease)	(2,804,593)	$(86,442,256)	5,099,000	$99,813,809
Fundamental Large Cap Value Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	185,351	$4,999,085	346,141	$8,402,017
Distributions reinvested	—	—	1,626,988	35,679,840
Repurchased	(1,176,050)	(31,626,111)	(2,420,990)	(59,337,341)
Net decrease	(990,699)	$(26,627,026)	(447,861)	$(15,255,484)
Series II shares
Sold	12,054	$332,029	17,848	$441,606
Distributions reinvested	—	—	537,094	11,902,011
Repurchased	(523,468)	(14,363,770)	(959,422)	(23,748,933)
Net decrease	(511,414)	$(14,031,741)	(404,480)	$(11,405,316)
248

Portfolio share transactions, continued

Fundamental Large Cap Value Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	248,539	$6,675,890	447,878	$11,084,853
Distributions reinvested	—	—	671,200	14,726,125
Repurchased	(274,897)	(7,388,004)	(1,379,368)	(33,588,717)
Net decrease	(26,358)	$(712,114)	(260,290)	$(7,777,739)
Total net decrease	(1,528,471)	$(41,370,881)	(1,112,631)	$(34,438,539)
Global Equity Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	96,791	$2,353,666	68,455	$1,462,758
Distributions reinvested	—	—	455,933	9,191,603
Repurchased	(775,947)	(18,478,133)	(1,334,894)	(28,221,665)
Net decrease	(679,156)	$(16,124,467)	(810,506)	$(17,567,304)
Series II shares
Sold	4,937	$120,402	9,077	$195,357
Distributions reinvested	—	—	42,536	851,150
Repurchased	(91,331)	(2,155,149)	(142,786)	(3,001,613)
Net decrease	(86,394)	$(2,034,747)	(91,173)	$(1,955,106)
Series NAV shares
Sold	21,785	$506,510	68,208	$1,450,600
Distributions reinvested	—	—	99,913	2,012,247
Repurchased	(62,138)	(1,489,871)	(138,147)	(2,925,773)
Net increase (decrease)	(40,353)	$(983,361)	29,974	$537,074
Total net decrease	(805,903)	$(19,142,575)	(871,705)	$(18,985,336)
Health Sciences Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	18,356	$445,597	66,207	$1,581,678
Distributions reinvested	—	—	143,384	3,023,973
Repurchased	(334,841)	(8,258,079)	(444,226)	(10,427,312)
Net decrease	(316,485)	$(7,812,482)	(234,635)	$(5,821,661)
Series II shares
Sold	6,576	$139,593	51,065	$1,047,850
Distributions reinvested	—	—	167,026	3,029,860
Repurchased	(261,955)	(5,555,934)	(428,565)	(8,717,221)
Net decrease	(255,379)	$(5,416,341)	(210,474)	$(4,639,511)
Series NAV shares
Sold	70,385	$1,779,572	209,940	$5,032,247
Distributions reinvested	—	—	357,967	7,760,721
Repurchased	(400,942)	(10,217,622)	(571,679)	(13,576,597)
Net decrease	(330,557)	$(8,438,050)	(3,772)	$(783,629)
Total net decrease	(902,421)	$(21,666,873)	(448,881)	$(11,244,801)
International Equity Index Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	490,695	$9,194,438	1,402,854	$24,890,070
Distributions reinvested	—	—	469,454	7,614,539
Repurchased	(1,418,776)	(26,646,579)	(2,161,570)	(37,699,226)
Net decrease	(928,081)	$(17,452,141)	(289,262)	$(5,194,617)
Series II shares
Sold	19,864	$383,287	112,404	$2,000,146
Distributions reinvested	—	—	24,945	405,616
Repurchased	(97,571)	(1,846,083)	(153,068)	(2,676,257)
Net decrease	(77,707)	$(1,462,796)	(15,719)	$(270,495)
249

Portfolio share transactions, continued

International Equity Index Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,844,020	$34,869,631	2,838,581	$47,561,282
Distributions reinvested	—	—	730,436	11,840,364
Repurchased	(904,006)	(16,772,812)	(2,726,990)	(47,837,394)
Net increase	940,014	$18,096,819	842,027	$11,564,252
Total net increase (decrease)	(65,774)	$(818,118)	537,046	$6,099,140
International Small Company Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	61,484	$797,017	124,654	$1,498,101
Distributions reinvested	—	—	70,237	769,798
Repurchased	(129,842)	(1,672,290)	(330,569)	(4,079,473)
Net decrease	(68,358)	$(875,273)	(135,678)	$(1,811,574)
Series II shares
Sold	21,331	$272,427	65,714	$801,052
Distributions reinvested	—	—	44,317	485,267
Repurchased	(66,105)	(851,944)	(94,029)	(1,147,311)
Net increase (decrease)	(44,774)	$(579,517)	16,002	$139,008
Series NAV shares
Sold	189,010	$2,414,086	510,807	$6,271,632
Distributions reinvested	—	—	271,799	2,978,923
Repurchased	(1,122,269)	(14,683,619)	(653,396)	(8,024,267)
Net increase (decrease)	(933,259)	$(12,269,533)	129,210	$1,226,288
Total net increase (decrease)	(1,046,391)	$(13,724,323)	9,534	$(446,278)
Lifestyle Balanced Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	23,732	$303,281	427,148	$5,672,568
Distributions reinvested	—	—	345,366	4,080,070
Repurchased	(202,019)	(2,603,139)	(361,583)	(4,695,033)
Net increase (decrease)	(178,287)	$(2,299,858)	410,931	$5,057,605
Series II shares
Sold	797,393	$10,376,968	2,371,511	$31,263,388
Distributions reinvested	—	—	6,881,558	81,294,696
Repurchased	(3,955,931)	(50,988,252)	(6,404,066)	(83,778,988)
Net increase (decrease)	(3,158,538)	$(40,611,284)	2,849,003	$28,779,096
Series NAV shares
Sold	249,904	$3,225,398	750,790	$9,919,263
Distributions reinvested	—	—	1,407,760	16,626,546
Repurchased	(241,331)	(3,113,061)	(698,859)	(9,180,440)
Net increase	8,573	$112,337	1,459,691	$17,365,369
Total net increase (decrease)	(3,328,252)	$(42,798,805)	4,719,625	$51,202,070
Lifestyle Conservative Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,866	$65,903	48,800	$551,070
Distributions reinvested	—	—	86,326	924,592
Repurchased	(110,326)	(1,230,250)	(209,812)	(2,379,330)
Net decrease	(104,460)	$(1,164,347)	(74,686)	$(903,668)
Series II shares
Sold	296,748	$3,307,387	1,056,146	$11,985,548
Distributions reinvested	—	—	923,142	9,877,048
Repurchased	(1,182,548)	(13,228,818)	(1,965,849)	(22,202,014)
Net increase (decrease)	(885,800)	$(9,921,431)	13,439	$(339,418)
250

Portfolio share transactions, continued

Lifestyle Conservative Portfolio, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	29,398	$326,759	43,414	$493,603
Distributions reinvested	—	—	44,194	473,285
Repurchased	(34,137)	(376,837)	(170,503)	(1,955,193)
Net decrease	(4,739)	$(50,078)	(82,895)	$(988,305)
Total net decrease	(994,999)	$(11,135,856)	(144,142)	$(2,231,391)
Lifestyle Growth Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	77,522	$1,067,766	67,095	$906,540
Distributions reinvested	—	—	2,328,910	28,035,209
Repurchased	(967,129)	(13,103,543)	(1,863,597)	(25,539,690)
Net increase (decrease)	(889,607)	$(12,035,777)	532,408	$3,402,059
Series II shares
Sold	223,120	$3,082,180	631,944	$8,742,560
Distributions reinvested	—	—	49,576,651	596,187,700
Repurchased	(21,624,958)	(293,223,053)	(34,508,225)	(476,016,211)
Net increase (decrease)	(21,401,838)	$(290,140,873)	15,700,370	$128,914,049
Series NAV shares
Sold	940,962	$12,680,647	1,278,761	$17,898,527
Distributions reinvested	—	—	6,575,055	79,192,942
Repurchased	(766,786)	(10,409,856)	(1,447,983)	(19,709,002)
Net increase	174,176	$2,270,791	6,405,833	$77,382,467
Total net increase (decrease)	(22,117,269)	$(299,905,859)	22,638,611	$209,698,575
Lifestyle Moderate Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	8,407	$102,631	25,570	$305,812
Distributions reinvested	—	—	108,397	1,227,642
Repurchased	(67,498)	(815,360)	(130,993)	(1,631,834)
Net increase (decrease)	(59,091)	$(712,729)	2,974	$(98,380)
Series II shares
Sold	254,691	$3,110,047	990,415	$12,333,991
Distributions reinvested	—	—	1,962,043	22,217,552
Repurchased	(1,800,619)	(21,999,115)	(2,448,417)	(30,395,249)
Net increase (decrease)	(1,545,928)	$(18,889,068)	504,041	$4,156,294
Series NAV shares
Sold	107,019	$1,308,745	324,982	$4,030,530
Distributions reinvested	—	—	387,623	4,391,952
Repurchased	(84,868)	(1,031,468)	(184,386)	(2,295,962)
Net increase	22,151	$277,277	528,219	$6,126,520
Total net increase (decrease)	(1,582,868)	$(19,324,520)	1,035,234	$10,184,434
Mid Cap Growth Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	163,244	$1,452,364	348,060	$2,718,246
Repurchased	(1,420,074)	(12,925,712)	(2,349,214)	(18,458,069)
Net decrease	(1,256,830)	$(11,473,348)	(2,001,154)	$(15,739,823)
Series II shares
Sold	57,100	$408,789	110,858	$680,536
Repurchased	(857,039)	(6,124,013)	(1,429,443)	(8,740,126)
Net decrease	(799,939)	$(5,715,224)	(1,318,585)	$(8,059,590)
Series NAV shares
Sold	465,085	$4,496,500	1,120,317	$9,143,195
Repurchased	(2,701,058)	(25,674,712)	(5,048,132)	(42,697,098)
Net decrease	(2,235,973)	$(21,178,212)	(3,927,815)	$(33,553,903)
Total net decrease	(4,292,742)	$(38,366,784)	(7,247,554)	$(57,353,316)
251

Portfolio share transactions, continued

Mid Cap Index Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	177,972	$3,646,211	856,288	$16,291,184
Distributions reinvested	—	—	3,104,577	51,970,627
Repurchased	(2,901,776)	(59,358,536)	(5,530,984)	(103,954,510)
Net decrease	(2,723,804)	$(55,712,325)	(1,570,119)	$(35,692,699)
Series II shares
Sold	15,229	$316,398	18,774	$339,613
Distributions reinvested	—	—	194,067	3,223,448
Repurchased	(205,827)	(4,152,994)	(402,226)	(7,512,885)
Net decrease	(190,598)	$(3,836,596)	(189,385)	$(3,949,824)
Series NAV shares
Sold	231,307	$4,592,816	878,302	$16,578,473
Distributions reinvested	—	—	934,928	15,650,697
Repurchased	(505,941)	(10,222,030)	(856,626)	(16,132,640)
Net increase (decrease)	(274,634)	$(5,629,214)	956,604	$16,096,530
Total net decrease	(3,189,036)	$(65,178,135)	(802,900)	$(23,545,993)
Mid Value Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	681,695	$7,078,445	1,140,518	$11,771,508
Distributions reinvested	—	—	3,960,795	33,112,245
Repurchased	(1,791,712)	(18,659,862)	(3,599,669)	(36,632,191)
Net increase (decrease)	(1,110,017)	$(11,581,417)	1,501,644	$8,251,562
Series II shares
Sold	67,621	$721,681	130,926	$1,399,016
Distributions reinvested	—	—	892,946	7,482,890
Repurchased	(554,049)	(5,756,384)	(689,107)	(7,100,098)
Net increase (decrease)	(486,428)	$(5,034,703)	334,765	$1,781,808
Series NAV shares
Sold	52,947	$550,014	1,830,807	$18,399,020
Distributions reinvested	—	—	5,849,892	48,378,604
Repurchased	(2,715,425)	(27,828,588)	(3,836,340)	(38,746,906)
Net increase (decrease)	(2,662,478)	$(27,278,574)	3,844,359	$28,030,718
Total net increase (decrease)	(4,258,923)	$(43,894,694)	5,680,768	$38,064,088
Real Estate Securities Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	16,674	$309,876	44,981	$796,552
Distributions reinvested	—	—	124,590	1,977,238
Repurchased	(235,285)	(4,359,171)	(351,310)	(6,295,006)
Net decrease	(218,611)	$(4,049,295)	(181,739)	$(3,521,216)
Series II shares
Sold	25,152	$462,157	24,666	$433,735
Distributions reinvested	—	—	59,323	940,863
Repurchased	(147,625)	(2,739,737)	(325,418)	(5,739,071)
Net decrease	(122,473)	$(2,277,580)	(241,429)	$(4,364,473)
Series NAV shares
Sold	223,208	$4,061,371	359,604	$6,470,225
Distributions reinvested	—	—	518,977	8,163,515
Repurchased	(550,014)	(10,068,706)	(1,337,630)	(23,508,795)
Net decrease	(326,806)	$(6,007,335)	(459,049)	$(8,875,055)
Total net decrease	(667,890)	$(12,334,210)	(882,217)	$(16,760,744)
Science & Technology Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,065,529	$21,420,966	3,704,541	$58,897,573
Repurchased	(3,460,683)	(70,038,274)	(4,485,057)	(69,121,975)
Net decrease	(2,395,154)	$(48,617,308)	(780,516)	$(10,224,402)
252

Portfolio share transactions, continued

Science & Technology Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	68,893	$1,193,473	530,188	$6,816,604
Repurchased	(419,559)	(6,985,898)	(914,145)	(11,408,467)
Net decrease	(350,666)	$(5,792,425)	(383,957)	$(4,591,863)
Series NAV shares
Sold	293,169	$6,262,649	874,863	$14,243,467
Repurchased	(991,900)	(21,665,594)	(997,370)	(16,197,476)
Net decrease	(698,731)	$(15,402,945)	(122,507)	$(1,954,009)
Total net decrease	(3,444,551)	$(69,812,678)	(1,286,980)	$(16,770,274)
Small Cap Index Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	626,214	$8,172,869	1,492,086	$18,255,943
Distributions reinvested	—	—	848,612	9,173,494
Repurchased	(2,188,169)	(28,744,572)	(3,756,818)	(45,191,478)
Net decrease	(1,561,955)	$(20,571,703)	(1,416,120)	$(17,762,041)
Series II shares
Sold	76,705	$1,010,821	66,147	$798,814
Distributions reinvested	—	—	59,400	636,763
Repurchased	(260,507)	(3,386,076)	(305,694)	(3,744,069)
Net decrease	(183,802)	$(2,375,255)	(180,147)	$(2,308,492)
Series NAV shares
Sold	544,676	$7,175,572	936,079	$11,341,149
Distributions reinvested	—	—	324,145	3,510,487
Repurchased	(1,985,883)	(25,872,987)	(925,688)	(11,115,217)
Net increase (decrease)	(1,441,207)	$(18,697,415)	334,536	$3,736,419
Total net decrease	(3,186,964)	$(41,644,373)	(1,261,731)	$(16,334,114)
Small Cap Opportunities Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	56,241	$1,526,827	26,763	$725,820
Distributions reinvested	—	—	313,282	7,164,756
Repurchased	(166,843)	(4,549,691)	(278,546)	(7,380,334)
Net increase (decrease)	(110,602)	$(3,022,864)	61,499	$510,242
Series II shares
Sold	21,190	$558,598	29,788	$764,732
Distributions reinvested	—	—	113,490	2,513,812
Repurchased	(102,718)	(2,722,373)	(174,644)	(4,491,622)
Net decrease	(81,528)	$(2,163,775)	(31,366)	$(1,213,078)
Series NAV shares
Sold	127,904	$3,449,359	287,132	$7,378,481
Distributions reinvested	—	—	205,888	4,659,251
Repurchased	(454,744)	(12,212,499)	(124,039)	(3,404,243)
Net increase (decrease)	(326,840)	$(8,763,140)	368,981	$8,633,489
Total net increase (decrease)	(518,970)	$(13,949,779)	399,114	$7,930,653
Small Cap Stock Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	362,264	$2,148,999	936,041	$4,939,578
Repurchased	(1,335,959)	(7,963,453)	(1,933,678)	(10,184,101)
Net decrease	(973,695)	$(5,814,454)	(997,637)	$(5,244,523)
Series II shares
Sold	22,773	$116,354	113,090	$515,208
Repurchased	(426,288)	(2,163,367)	(923,044)	(4,107,981)
Net decrease	(403,515)	$(2,047,013)	(809,954)	$(3,592,773)
253

Portfolio share transactions, continued

Small Cap Stock Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	200,725	$1,230,368	1,107,849	$5,935,254
Repurchased	(749,579)	(4,636,881)	(1,788,511)	(9,792,728)
Net decrease	(548,854)	$(3,406,513)	(680,662)	$(3,857,474)
Total net decrease	(1,926,064)	$(11,267,980)	(2,488,253)	$(12,694,770)
Small Cap Value Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	122,835	$1,658,597	222,402	$3,032,359
Distributions reinvested	—	—	1,004,575	11,572,708
Repurchased	(813,329)	(11,114,603)	(1,977,999)	(27,183,198)
Net decrease	(690,494)	$(9,456,006)	(751,022)	$(12,578,131)
Series II shares
Sold	9,920	$134,962	47,896	$655,644
Distributions reinvested	—	—	151,753	1,729,984
Repurchased	(136,496)	(1,849,195)	(312,529)	(4,177,398)
Net decrease	(126,576)	$(1,714,233)	(112,880)	$(1,791,770)
Series NAV shares
Sold	489,807	$6,606,095	2,358,614	$32,122,757
Distributions reinvested	—	—	2,383,179	27,287,401
Repurchased	(946,362)	(12,859,670)	(2,402,023)	(32,873,141)
Net increase (decrease)	(456,555)	$(6,253,575)	2,339,770	$26,537,017
Total net increase (decrease)	(1,273,625)	$(17,423,814)	1,475,868	$12,167,116
Small Company Value Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	20,850	$188,653	81,795	$732,018
Distributions reinvested	—	—	390,950	2,998,586
Repurchased	(400,972)	(3,663,208)	(670,020)	(6,015,008)
Net decrease	(380,122)	$(3,474,555)	(197,275)	$(2,284,404)
Series II shares
Sold	32,349	$275,737	33,395	$276,789
Distributions reinvested	—	—	321,146	2,305,826
Repurchased	(390,588)	(3,302,961)	(508,668)	(4,202,231)
Net decrease	(358,239)	$(3,027,224)	(154,127)	$(1,619,616)
Series NAV shares
Sold	164,666	$1,474,362	325,332	$2,834,879
Distributions reinvested	—	—	505,812	3,849,226
Repurchased	(176,109)	(1,589,786)	(1,013,549)	(8,846,904)
Net decrease	(11,443)	$(115,424)	(182,405)	$(2,162,799)
Total net decrease	(749,804)	$(6,617,203)	(533,807)	$(6,066,819)
Strategic Equity Allocation Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	33,398	$596,146	163,028	$2,562,077
Distributions reinvested	—	—	33,605,185	504,749,872
Repurchased	(39,991,864)	(719,495,485)	(65,636,006)	(1,092,023,300)
Net decrease	(39,958,466)	$(718,899,339)	(31,867,793)	$(584,711,351)
Total net decrease	(39,958,466)	$(718,899,339)	(31,867,793)	$(584,711,351)
Total Stock Market Index Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	414,849	$10,974,412	1,061,444	$24,714,325
Distributions reinvested	—	—	1,463,136	31,296,480
Repurchased	(1,726,322)	(44,777,139)	(2,856,211)	(65,567,759)
Net decrease	(1,311,473)	$(33,802,727)	(331,631)	$(9,556,954)
254

Portfolio share transactions, continued

Total Stock Market Index Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	47,721	$1,212,895	134,883	$3,032,791
Distributions reinvested	—	—	129,277	2,748,424
Repurchased	(168,522)	(4,319,207)	(253,738)	(5,860,384)
Net increase (decrease)	(120,801)	$(3,106,312)	10,422	$(79,169)
Series NAV shares
Sold	3,418,400	$88,402,643	744,594	$17,140,275
Distributions reinvested	—	—	722,316	15,450,346
Repurchased	(168,906)	(4,391,970)	(432,230)	(9,982,111)
Net increase	3,249,494	$84,010,673	1,034,680	$22,608,510
Total net increase	1,817,220	$47,101,634	713,471	$12,972,387
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Disciplined Value Emerging Markets Equity Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 99.47%, 79.86%, 99.50% and 74.49% of Series II shares, respectively, and Disciplined Value Emerging Markets Equity Trust and International Equity Index Trust, where affiliates owned 60.86% and 99.98% of Series NAV shares, respectively, on June 30, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
500 Index Trust	—	$88,746,765	—	$87,068,758
American Asset Allocation Trust	—	58,078,434	—	71,585,778
American Global Growth Trust	—	7,620,157	—	17,430,525
American Growth Trust	—	29,714,101	—	78,275,103
American Growth-Income Trust	—	49,191,443	—	80,046,090
American International Trust	—	3,392,377	—	23,900,553
Blue Chip Growth Trust	—	92,487,767	—	310,188,845
Capital Appreciation Trust	—	104,619,506	—	138,967,836
Capital Appreciation Value Trust	$34,215,935	144,781,939	$33,561,125	155,709,187
Disciplined Value Emerging Markets Equity Trust	—	241,480,100	—	248,055,584
Disciplined Value International Trust	—	97,124,672	—	107,852,458
Equity Income Trust	—	154,863,084	—	242,058,859
Financial Industries Trust	—	38,217,837	—	47,428,207
Fundamental All Cap Core Trust	—	145,591,955	—	228,661,309
Fundamental Large Cap Value Trust	—	40,944,401	—	67,124,135
Global Equity Trust	—	57,650,727	—	74,020,889
Health Sciences Trust	—	68,244,513	—	87,030,834
International Equity Index Trust	—	35,477,307	—	14,863,541
International Small Company Trust	—	6,930,751	—	19,393,165
Lifestyle Balanced Portfolio	—	11,986,215	—	56,041,472
Lifestyle Conservative Portfolio	—	3,166,432	—	14,439,598
Lifestyle Growth Portfolio	—	16,237,307	—	323,086,383
Lifestyle Moderate Portfolio	—	3,338,660	—	22,970,836
Mid Cap Growth Trust	—	483,075,125	—	516,941,392
Mid Cap Index Trust	—	90,846,707	—	144,463,659
Mid Value Trust	—	132,420,585	—	174,686,986
Real Estate Securities Trust	—	90,215,654	—	100,693,293
Science & Technology Trust	—	1,291,084,142	—	1,357,148,609
Small Cap Index Trust	—	56,565,696	—	92,954,951
Small Cap Opportunities Trust	—	15,572,126	—	27,890,581
Small Cap Stock Trust	—	41,440,755	—	56,139,385
Small Cap Value Trust	—	66,156,810	—	84,176,330
Small Company Value Trust	—	20,479,909	—	27,118,964
Strategic Equity Allocation Trust	—	148,281,678	—	764,100,720
Total Stock Market Index Trust	—	85,338,558	—	22,016,103
255

8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolio will be less diversified than a more broadly diversified portfolio, and it may cause the portfolio to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the portfolio’s NAV more volatile. Further, a portfolio that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	8.1%
	Strategic Equity Allocation Trust	6.7%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	51.0%
	Select Bond Trust	25.6%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	27,438,405	$228,230,262	$339,026,317	$(292,871,169)	$(8,439)	$(80,728)	$6,343,571	—	$274,296,243
Blue Chip Growth Trust
John Hancock Collateral Trust*	—	$5,112,872	$40,579,800	$(45,693,218)	$281	$265	$6,689	—	—
Capital Appreciation Trust
John Hancock Collateral Trust*	—	$4,845,876	$2,493,212	$(7,339,308)	$1,323	$(1,103)	$7,517	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust*	28,359	$3,677,578	$6,579,675	$(9,974,076)	$446	$(119)	—	—	$283,504
Disciplined Value Emerging Markets Equity Trust
John Hancock Collateral Trust*	—	$1,139,355	$3,828,599	$(4,967,504)	$(513)	$63	$35,631	—	—
Disciplined Value International Trust
John Hancock Collateral Trust*	287,065	$6,109,309	$30,889,688	$(34,129,038)	$(343)	$113	$13,212	—	$2,869,729
Equity Income Trust
John Hancock Collateral Trust*	969,243	$2,210,073	$83,813,529	$(76,334,379)	$124	$(23)	$65,898	—	$9,689,324
Financial Industries Trust
John Hancock Collateral Trust*	128,961	$2,976,155	$19,194,111	$(20,880,718)	$(456)	$103	$59,144	—	$1,289,195
Fundamental All Cap Core Trust
John Hancock Collateral Trust	3,191,685	$27,258,499	$162,866,470	$(158,212,317)	$(4,946)	$(1,069)	$493,945	—	$31,906,637
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	934,564	$20,392,038	$37,487,119	$(48,532,053)	$(5,358)	$904	$360,745	—	$9,342,650
International Equity Index Trust
John Hancock Collateral Trust*	252,938	$1,827,717	$30,823,620	$(30,121,541)	$(1,188)	$(41)	$34,681	—	$2,528,567
International Small Company Trust
John Hancock Collateral Trust*	356,698	$4,257,109	$7,095,267	$(7,785,568)	$(447)	$(520)	$30,888	—	$3,565,841
Lifestyle Balanced Portfolio
256

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2	$15	$6	—	—	—	—	—	$21
Select Bond Trust	41,252,715	480,533,143	11,986,215	$(8,181,679)	$(1,518,145)	$662,282	—	—	483,481,816
Strategic Equity Allocation Trust	25,731,672	485,214,555	—	(47,859,792)	4,766,103	42,921,158	—	—	485,042,024
					$3,247,958	$43,583,440	—	—	$968,523,861
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	35	$81,686	$24,851	$(106,194)	$29	$(20)	$964	—	$352
Select Bond Trust	10,737,857	132,497,215	2,233,462	(8,611,449)	(1,076,853)	805,307	—	—	125,847,682
Strategic Equity Allocation Trust	1,671,055	33,200,575	932,970	(5,828,148)	(1,625,886)	4,819,879	—	—	31,499,390
					$(2,702,710)	$5,625,166	$964	—	$157,347,424
Lifestyle Growth Portfolio
John Hancock Collateral Trust	1	$77	$10,370	$(10,436)	—	—	—	—	$11
Select Bond Trust	129,975,539	1,509,436,905	16,237,307	—	—	$(2,360,893)	—	—	1,523,313,319
Strategic Equity Allocation Trust	195,200,922	3,642,845,732	—	(323,097,125)	$28,201,033	331,587,731	—	—	3,679,537,371
					$28,201,033	$329,226,838	—	—	$5,202,850,701
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	10	$57,755	$18,482	$(76,146)	$17	$(8)	$650	—	$100
Select Bond Trust	14,319,246	172,820,144	2,706,712	(7,350,214)	(1,165,859)	810,777	—	—	167,821,560
Strategic Equity Allocation Trust	5,935,334	115,675,995	631,948	(15,620,622)	(899,828)	12,093,546	—	—	111,881,039
					$(2,065,670)	$12,904,315	$650	—	$279,702,699
Mid Cap Growth Trust
John Hancock Collateral Trust*	—	$26,511,135	$120,532,589	$(147,041,423)	$(3,015)	$714	$37,195	—	—
Mid Cap Index Trust
John Hancock Collateral Trust*	4,960,579	$45,902,432	$159,143,964	$(155,438,189)	$(11,997)	$(6,288)	$858,679	—	$49,589,922
Mid Value Trust
John Hancock Collateral Trust*	—	$254,631	$25,095,000	$(25,347,183)	$(2,463)	$15	$2,634	—	—
Real Estate Securities Trust
John Hancock Collateral Trust*	—	—	$3,600,870	$(3,600,859)	$(11)	—	$624	—	—
Science & Technology Trust
John Hancock Collateral Trust*	240,303	$10,568,415	$55,642,613	$(63,808,319)	$(696)	$246	$32,352	—	$2,402,259
Small Cap Index Trust
John Hancock Collateral Trust*	2,538,532	$32,071,162	$91,891,990	$(98,579,315)	$897	$(7,538)	$606,021	—	$25,377,196
Small Cap Opportunities Trust
John Hancock Collateral Trust*	84,854	—	$3,253,945	$(2,405,574)	$(61)	$(39)	$1,686	—	$848,271
Small Cap Stock Trust
John Hancock Collateral Trust*	153,954	$3,421,696	$39,854,687	$(41,736,937)	$(671)	$274	—	—	$1,539,049
Small Cap Value Trust
John Hancock Collateral Trust*	21,242	$6,047,636	$17,133,774	$(22,970,110)	$1,029	$22	—	—	$212,351
Small Company Value Trust
257

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	49,536	$719,443	$11,931,728	$(12,155,869)	$(110)	$12	$3,891	—	$495,204
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	31,520,884	$288,736,220	$979,268,266	$(952,799,589)	$(55,357)	$(41,570)	$6,123,896	—	$315,107,970
Total Stock Market Index Trust
John Hancock Collateral Trust*	3,680,603	$41,161,671	$131,120,913	$(135,475,821)	$(3,615)	$(8,895)	$854,525	—	$36,794,253
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
10.  Investment in affiliates of Advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the Advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	63,400	$1,372,241	$34,703	—	—	$281,344	$31,396	—	$1,688,288
11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2024, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	20.0%
Equity Income Trust	41.1%
Mid Cap Growth Trust	23.0%
Mid Value Trust	29.6%
Small Cap Value Trust	30.0%
Strategic Equity Allocation Trust	100.0%
12.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.4%	$2,095,617
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	1,837,836
								$3,933,453
258

13.  Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the portfolios' holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the portfolios' transactions in the securities of these issuers during the six months ended June 30, 2024, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
American International Fund - Class 1*	19,581,894	$362,465,700	$3,392,378	$(23,900,553)	$(2,005,692)	$27,012,860	$903,258	—	$366,964,693
*	The security was not an affiliate at the beginning of the period.
14.  LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the fund's performance.
15.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
16.  Other matters
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On November 27, 2023, the United States Court of Appeals for the Second Circuit affirmed the dismissal of all claims against the former Jones Group public shareholders. Requests for rehearing were denied on January 3, 2024, and as of May 6, 2024, the case is closed.
259

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report except those otherwise noted below (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 24 - 27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28 - 30, 2024. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
The following Funds are feeder funds, which invest all of their assets in master funds: American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust. These Funds do not pay an advisory fee at the Fund level and do not have advisory agreements.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24 - 27, 2024, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report, except as noted above.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;

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(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Lifestyle Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years;
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each

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Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund of Funds, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds of Funds’ investments in the underlying portfolios, and made a finding that the Funds of Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
500 Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted the Trust’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
Blue Chip Growth Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one- and ten-year periods and underperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three- and five-year periods relative to the benchmark index and for the three-, five- and ten-year periods relative to the peer group median.
The Board noted the Trust's favorable performance relative to the benchmark index for the one- and ten-year periods and to the peer group median for the one-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
264

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Capital Appreciation Trust (Jennison Associates LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-, five- and ten-year periods relative to the benchmark index and for the three-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-year period and to the peer group median for the one-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Capital Appreciation Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
Disciplined Value Emerging Markets Equity Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Disciplined Value International Trust (Boston Partners Global Investors, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three- and five-year periods and underperformed the benchmark index for the ten-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the ten-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-. three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
265

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Equity Income Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, five- and ten-year periods and outperformed the peer group median for the three-year period.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and ten-year periods and to the peer group median for the one-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the three-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Financial Industries Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Trust’s expenses.
Fundamental All Cap Core Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one- and ten-year periods and outperformed the peer group median for the three- and five-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three- and five-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
266

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Fundamental Large Cap Value Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Global Equity Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one- and three-year periods, performed in-line with the peer group median for the five-year period and underperformed the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, five- and ten-year periods and for the ten-year period relative to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period and for the one- and three-year periods relative to the peer group median, and the Trust’s in-line performance relative to the peer group median for the five-year period.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Health Sciences Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-year period and to the peer group median for the three-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-, five- and ten-year periods and to the peer group median for the one-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
267

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
International Equity Index Trust (SSGA Funds Management, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board noted that the Trust outperformed its Morningstar benchmark index for the year-to-date period ended May 31, 2024.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
International Small Company Trust (Dimensional Fund Advisors LP)	Benchmark Index – The Trust outperformed the benchmark index for the one- and three-year periods and underperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the five- and ten-year periods relative to the benchmark index and for the one-, three-, five- and ten-year periods relative to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and three-year periods.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
268

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one- and ten-year periods and underperformed the peer group median for the three- and five-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three- and five-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
269

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods and underperformed the peer group median for the three-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-year period.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Mid Cap Growth Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and five-year periods and outperformed the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one-, three- and five-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the ten-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark index for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Trust’s expenses.
270

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Mid Cap Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Mid Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Real Estate Securities Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one- and three-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five- and ten-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
271

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Science & Technology Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust outperformed the benchmark index for the one-, five- and ten-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-year period, underperformed the peer group median for the three- and five-year periods and performed in-line with the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three-year period and to the peer group median for the three- and five-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one-year period, and the Trust’s in-line performance with the peer group median for the ten-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Small Cap Index Trust Manulife Investment Management (North America) Limited	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative the peer group median for the one-year period.
The Board also noted the Trust’s low performance dispersion relative to its benchmark index.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Small Cap Opportunities Trust (Dimensional Fund Advisors LP and GW&K Investment Management, LLC )	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust's favorable performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
272

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Small Cap Stock Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one- and three-year periods and outperformed the benchmark index for the five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five-year period.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one and three-year periods and to the peer group median for the one-, three- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the five- and ten-year periods and to the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses.
Small Cap Value Trust (Wellington Management Company LLP)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are higher than the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, five- and ten-year periods relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index for the three-year period.
The Board noted that the Trust outperformed its benchmark Index for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
273

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Small Company Value Trust (T. Rowe Price Associates, Inc.)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board took into account management’s discussion of the Trust’s expenses.
Strategic Equity Allocation Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, five- and ten-year periods and outperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to benchmark index for the three-year period and to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Total Stock Market Index Trust (Manulife Investment Management (North America) Limited)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
274

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHT0SA	6/30
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1115015:0624

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Semiannual Financial Statements & Other N-CSR Items
June 30, 2024

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Active Bond Trust	3
Core Bond Trust	16
High Yield Trust	30
Investment Quality Bond Trust	39
Money Market Trust	55
Opportunistic Fixed Income Trust	58
Portfolio	Portfolio of investments
Select Bond Trust	79
Short Term Government Income Trust	89
Strategic Income Opportunities Trust	91
Total Bond Market Trust	101
Ultra Short Term Bond Trust	110

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 53.6%
U.S. Government – 18.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$991,250
1.625%, 11/15/2050	6,500,000	3,558,750
1.875%, 02/15/2041	6,000,000	4,105,547
2.000%, 08/15/2051	3,000,000	1,802,109
2.250%, 05/15/2041 to 02/15/2052	3,389,000	2,418,352
2.500%, 02/15/2045	7,566,000	5,396,981
3.000%, 02/15/2047 to 08/15/2052	5,945,000	4,520,678
3.375%, 08/15/2042 to 11/15/2048	5,217,000	4,358,902
3.625%, 02/15/2053	574,000	488,304
3.875%, 05/15/2043	560,000	505,269
4.000%, 11/15/2042	4,927,000	4,540,538
4.250%, 02/15/2054	10,601,000	10,094,140
4.625%, 05/15/2044	6,540,000	6,527,738
4.750%, 11/15/2043	10,615,000	10,755,980
U.S. Treasury Notes
1.375%, 11/15/2031	4,000,000	3,253,750
1.625%, 05/15/2031	1,590,000	1,334,482
3.875%, 08/15/2033	5,180,000	4,983,322
4.125%, 03/31/2031	6,958,000	6,866,404
4.375%, 05/15/2034	11,815,000	11,818,692
4.500%, 05/31/2029	3,791,000	3,816,767
4.625%, 05/31/2031	10,766,000	10,940,948
		103,078,903
U.S. Government Agency – 34.8%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036	682,754	604,438
2.500%, 08/01/2051 to 12/01/2051	1,616,067	1,341,267
3.000%, 03/01/2043 to 06/01/2052	6,414,197	5,587,889
3.500%, 10/01/2046 to 07/01/2052	14,970,450	13,427,954
4.000%, 01/01/2041 to 04/01/2053	8,548,697	7,875,511
4.500%, 12/01/2037 to 08/01/2053	19,368,780	18,423,179
5.000%, 08/01/2052 to 09/01/2053	14,930,849	14,491,497
5.500%, 09/01/2052 to 09/01/2053	5,455,044	5,420,599
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050	3,279,467	2,669,162
2.500%, 01/01/2036 to 03/01/2052	7,934,799	6,636,137
3.000%, 01/01/2043 to 05/01/2052	28,047,672	24,293,842
3.500%, 06/01/2042 to 08/01/2052	20,915,847	18,753,209
4.000%, 10/01/2025 to 07/01/2052	24,487,083	22,655,195
4.500%, 11/01/2037 to 08/01/2053	20,270,428	19,272,152
5.000%, 12/01/2034 to 05/01/2053	20,786,564	20,246,648
5.500%, 09/01/2034 to 05/01/2054	7,265,743	7,239,395
5.856%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)	41,304	42,178
6.000%, 05/01/2035 to 02/01/2036	702,036	720,573
7.000%, 09/01/2031 to 06/01/2032	49,369	51,165
7.372%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)	9,856	10,042
7.500%, 09/01/2029 to 05/01/2031	6,316	6,566
Government National Mortgage Association
4.000%, 02/15/2041	652,210	620,179
5.000%, 04/15/2035	81,755	81,219
5.500%, 03/15/2035	40,060	40,626
6.000%, 03/15/2033 to 06/15/2033	68,981	70,069
6.500%, 09/15/2028 to 08/15/2031	9,257	9,395
7.000%, 04/15/2029	13,539	13,721
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
8.000%, 10/15/2026	$5,251	$5,313
		190,609,120
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $317,166,461)		$293,688,023
CORPORATE BONDS – 36.3%
Communication services – 2.5%
C&W Senior Finance, Ltd. 6.875%, 09/15/2027 (B)	251,000	240,827
Charter Communications Operating LLC
2.800%, 04/01/2031	400,000	326,927
4.200%, 03/15/2028	986,000	931,806
6.384%, 10/23/2035	781,000	761,475
Connect Finco SARL 6.750%, 10/01/2026 (B)	260,000	250,939
GCI LLC 4.750%, 10/15/2028 (B)	486,000	443,610
Iliad Holding SAS 8.500%, 04/15/2031 (B)	200,000	202,508
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (B)	431,000	357,692
Match Group Holdings II LLC
3.625%, 10/01/2031 (B)	81,000	68,609
4.125%, 08/01/2030 (B)	189,000	167,224
Millicom International Cellular SA
6.250%, 03/25/2029 (B)	394,200	379,527
7.375%, 04/02/2032 (B)	200,000	199,438
Netflix, Inc. 4.875%, 04/15/2028	1,139,000	1,133,188
News Corp. 3.875%, 05/15/2029 (B)	403,000	370,961
Paramount Global
4.200%, 05/19/2032	190,000	155,189
4.375%, 03/15/2043	831,000	550,918
4.950%, 05/19/2050	761,000	530,121
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (B)	148,000	133,696
5.000%, 08/01/2027 (B)	643,000	615,493
T-Mobile USA, Inc.
3.375%, 04/15/2029	579,000	534,691
3.875%, 04/15/2030	1,893,000	1,769,627
4.500%, 04/15/2050	300,000	250,550
Total Play Telecomunicaciones SA de CV 6.375%, 09/20/2028 (B)	278,000	158,607
Verizon Communications, Inc. 2.550%, 03/21/2031	647,000	549,696
Vodafone Group PLC
5.625%, 02/10/2053	333,000	318,785
7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	465,740
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	2,048,000	1,787,551
WMG Acquisition Corp. 3.875%, 07/15/2030 (B)	120,000	107,114
		13,762,509
Consumer discretionary – 3.5%
Amer Sports Company 6.750%, 02/16/2031 (B)	119,000	118,683

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (B)	$128,000	$118,307
4.750%, 03/01/2030	388,000	359,541
AutoNation, Inc. 4.750%, 06/01/2030	736,000	703,378
Booking Holdings, Inc. 4.625%, 04/13/2030	569,000	560,405
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (B)	94,000	85,855
Brunswick Corp. 5.850%, 03/18/2029	222,000	222,125
Caesars Entertainment, Inc. 6.500%, 02/15/2032 (B)	234,000	235,148
Century Communities, Inc. 3.875%, 08/15/2029 (B)	189,000	168,497
Dealer Tire LLC 8.000%, 02/01/2028 (B)	257,000	247,997
Flutter Treasury Designated Activity Company 6.375%, 04/29/2029 (B)	200,000	201,266
Ford Motor Company
3.250%, 02/12/2032	395,000	326,441
6.100%, 08/19/2032	562,000	561,198
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,016,000	906,997
5.113%, 05/03/2029	897,000	866,572
5.800%, 03/08/2029	337,000	335,816
6.125%, 03/08/2034	474,000	468,837
6.800%, 05/12/2028	1,580,000	1,627,769
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)	134,000	128,378
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (B)	220,000	218,718
General Motors Financial Company, Inc.
2.400%, 10/15/2028	1,305,000	1,153,276
3.600%, 06/21/2030	1,625,000	1,459,355
5.950%, 04/04/2034	412,000	412,352
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (B)	140,000	129,324
Hilton Grand Vacations Borrower Escrow LLC
5.000%, 06/01/2029 (B)	436,000	406,548
6.625%, 01/15/2032 (B)	454,000	456,126
Hyundai Capital America
2.375%, 10/15/2027 (B)	156,000	142,277
5.300%, 01/08/2029 (B)	262,000	260,946
5.680%, 06/26/2028 (B)	538,000	543,686
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (B)	104,000	96,455
KB Home 4.000%, 06/15/2031	215,000	189,909
Kohl's Corp. 4.625%, 05/01/2031	301,000	251,795
Kronos Acquisition Holdings, Inc. 8.250%, 06/30/2031 (B)	79,000	79,079
Lithia Motors, Inc.
3.875%, 06/01/2029 (B)	351,000	315,296
4.375%, 01/15/2031 (B)	196,000	174,487
4.625%, 12/15/2027 (B)	50,000	47,695
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (B)	643,000	619,401
6.125%, 03/15/2032 (B)	365,000	348,561
MGM Resorts International 4.750%, 10/15/2028	731,000	695,956
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (B)	$496,000	$462,020
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (B)	144,000	136,519
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (B)	435,000	390,204
Royal Caribbean Cruises, Ltd. 6.250%, 03/15/2032 (B)	118,000	118,991
Tapestry, Inc.
7.700%, 11/27/2030	314,000	328,099
7.850%, 11/27/2033	257,000	270,689
The Michaels Companies, Inc.
5.250%, 05/01/2028 (B)	588,000	470,398
7.875%, 05/01/2029 (B)	421,000	270,151
Travel + Leisure Company 4.625%, 03/01/2030 (B)	101,000	91,916
Valvoline, Inc. 3.625%, 06/15/2031 (B)	424,000	365,243
Velocity Vehicle Group LLC 8.000%, 06/01/2029 (B)	115,000	118,283
		19,266,965
Consumer staples – 0.7%
Fiesta Purchaser, Inc. 7.875%, 03/01/2031 (B)	80,000	82,663
JBS USA LUX SA
3.625%, 01/15/2032	460,000	397,108
3.750%, 12/01/2031	86,000	75,297
5.750%, 04/01/2033	573,000	571,631
Kraft Heinz Foods Company
4.375%, 06/01/2046	1,063,000	864,514
5.000%, 06/04/2042	290,000	262,213
MARB BondCo PLC 3.950%, 01/29/2031 (B)	712,000	591,764
NBM US Holdings, Inc. 6.625%, 08/06/2029 (B)	554,000	547,517
Pilgrim's Pride Corp. 6.250%, 07/01/2033	365,000	371,808
		3,764,515
Energy – 5.4%
Aker BP ASA
3.750%, 01/15/2030 (B)	150,000	137,373
4.000%, 01/15/2031 (B)	289,000	262,305
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)	418,000	405,191
6.625%, 02/01/2032 (B)	341,000	344,068
Antero Resources Corp. 5.375%, 03/01/2030 (B)	90,000	87,098
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (B)	541,000	528,702
Blue Racer Midstream LLC
7.000%, 07/15/2029 (B)	103,000	104,894
7.250%, 07/15/2032 (B)	50,000	51,407
Cheniere Energy Partners LP
4.000%, 03/01/2031	766,000	696,601
4.500%, 10/01/2029	450,000	428,689
5.950%, 06/30/2033	232,000	235,235
Cheniere Energy, Inc. 5.650%, 04/15/2034 (B)	250,000	250,198
Civitas Resources, Inc. 8.625%, 11/01/2030 (B)	131,000	140,461
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (B)	413,000	406,353

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (B)	$105,000	$107,253
6.036%, 11/15/2033 (B)	656,000	670,378
Continental Resources, Inc.
2.875%, 04/01/2032 (B)	396,000	319,781
4.900%, 06/01/2044	595,000	486,357
5.750%, 01/15/2031 (B)	683,000	671,576
Diamondback Energy, Inc. 5.750%, 04/18/2054	574,000	556,460
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	507,000	477,645
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	683,000	644,515
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	544,000	521,635
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	184,343
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (B)	151,000	133,786
5.875%, 03/30/2031 (B)	260,000	220,168
Energy Transfer LP
5.150%, 03/15/2045	550,000	483,473
5.250%, 04/15/2029 to 07/01/2029	957,000	952,439
5.400%, 10/01/2047	651,000	582,377
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (C)	1,073,000	1,058,354
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (C)	761,000	753,801
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	1,018,000	973,531
EQM Midstream Partners LP
6.375%, 04/01/2029 (B)	164,000	165,658
7.500%, 06/01/2027 to 06/01/2030 (B)	61,000	63,305
Global Partners LP 8.250%, 01/15/2032 (B)	122,000	125,396
Hess Midstream Operations LP
4.250%, 02/15/2030 (B)	78,000	71,597
5.500%, 10/15/2030 (B)	31,000	29,956
6.500%, 06/01/2029 (B)	105,000	106,445
Howard Midstream Energy Partners LLC 7.375%, 07/15/2032 (B)	64,000	64,996
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	172,000	194,287
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (B)	666,000	622,596
6.750%, 06/30/2030 (B)	113,000	100,740
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (B)	436,395	386,813
MPLX LP
4.250%, 12/01/2027	355,000	343,506
4.950%, 09/01/2032	344,000	329,142
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP (continued)
5.000%, 03/01/2033	$355,000	$339,163
Occidental Petroleum Corp.
6.450%, 09/15/2036	618,000	645,503
6.600%, 03/15/2046	276,000	287,932
6.625%, 09/01/2030	676,000	708,935
ONEOK, Inc.
5.650%, 11/01/2028	131,000	132,969
6.050%, 09/01/2033	565,000	581,715
6.625%, 09/01/2053	633,000	675,497
Ovintiv, Inc.
5.650%, 05/15/2028	209,000	211,376
6.250%, 07/15/2033	209,000	215,433
7.200%, 11/01/2031	55,000	59,283
Parkland Corp.
4.500%, 10/01/2029 (B)	266,000	243,471
4.625%, 05/01/2030 (B)	327,000	298,238
Petroleos Mexicanos
7.690%, 01/23/2050	1,109,000	801,815
8.750%, 06/02/2029	291,000	285,835
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	304,000	293,286
4.500%, 05/15/2030	927,000	889,300
Southwestern Energy Company 4.750%, 02/01/2032	129,000	118,670
Sunoco LP
4.500%, 04/30/2030	444,000	410,713
7.000%, 05/01/2029 (B)	324,000	332,062
7.250%, 05/01/2032 (B)	324,000	335,132
Talos Production, Inc.
9.000%, 02/01/2029 (B)	53,000	55,626
9.375%, 02/01/2031 (B)	66,000	69,683
Targa Resources Corp.
4.950%, 04/15/2052	668,000	569,258
6.150%, 03/01/2029	521,000	537,782
Targa Resources Partners LP 4.000%, 01/15/2032	581,000	523,445
The Williams Companies, Inc.
3.750%, 06/15/2027	215,000	206,357
4.650%, 08/15/2032	284,000	269,755
Var Energi ASA 8.000%, 11/15/2032 (B)	1,043,000	1,167,592
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (B)	170,000	154,826
4.125%, 08/15/2031 (B)	296,000	265,620
Venture Global LNG, Inc. 9.500%, 02/01/2029 (B)	538,000	589,162
Vital Energy, Inc. 7.875%, 04/15/2032 (B)	225,000	228,733
Western Midstream Operating LP 4.050%, 02/01/2030	490,000	455,724
		29,440,775
Financials – 10.2%
Ally Financial, Inc.
6.992%, (6.992% to 6-13-28, then Overnight SOFR + 3.260%), 06/13/2029	532,000	552,042
7.100%, 11/15/2027	337,000	351,128
Ambac Assurance Corp. 5.100%, 07/29/2024 (B)(C)	131	190
AmWINS Group, Inc. 6.375%, 02/15/2029 (B)	204,000	204,556
Ares Capital Corp.
2.150%, 07/15/2026	158,000	146,024
2.875%, 06/15/2028	489,000	433,157

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp. (continued)
5.875%, 03/01/2029	$382,000	$376,499
5.950%, 07/15/2029	180,000	176,951
Athene Holding, Ltd. 3.500%, 01/15/2031	141,000	124,799
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (B)	155,000	156,801
Banco Santander SA 4.379%, 04/12/2028	593,000	570,635
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	850,000	754,073
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	973,000	841,271
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,599,000	1,351,349
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	784,000	687,072
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	699,000	668,344
6.300%, (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%), 03/10/2026 (C)	878,000	878,745
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	770,000	786,470
Barclays PLC
4.375%, (4.375% to 9-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (C)	636,000	534,052
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (C)	200,000	203,068
Blackstone Private Credit Fund
3.250%, 03/15/2027	79,000	72,933
4.000%, 01/15/2029	604,000	551,249
7.050%, 09/29/2025	300,000	302,890
7.300%, 11/27/2028 (B)	479,000	496,356
Block, Inc. 3.500%, 06/01/2031	126,000	108,695
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (B)	474,000	472,116
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (B)(C)	425,000	450,643
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (B)	500,000	498,950
Citigroup, Inc.
4.700%, (4.700% to 1-30-25, then Overnight SOFR + 3.234%), 01/30/2025 (C)	717,000	700,758
5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	370,000	367,845
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	696,000	707,825
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
6.250%, (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%), 08/15/2026 (C)	$650,000	$649,546
Citizens Financial Group, Inc. 3.250%, 04/30/2030	547,000	481,762
CNA Financial Corp. 2.050%, 08/15/2030	235,000	195,750
CNO Financial Group, Inc.
5.250%, 05/30/2029	706,000	684,988
6.450%, 06/15/2034	286,000	285,726
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	358,000	352,752
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	269,000	271,435
Credit Agricole SA
3.250%, 01/14/2030 (B)	1,049,000	922,998
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (B)	646,000	663,457
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	578,237
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	426,395
Discover Financial Services 4.100%, 02/09/2027	232,000	223,043
Enact Holdings, Inc. 6.250%, 05/28/2029	570,000	570,168
Fifth Third Bancorp 8.596%, (3 month CME Term SOFR + 3.295%), 07/29/2024 (A)(C)	410,000	404,165
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (B)	384,000	356,616
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (B)	162,000	162,845
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	381,000	389,013
ING Groep NV
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	206,199
6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (C)	135,000	133,518
Jefferies Financial Group, Inc.
5.875%, 07/21/2028	482,000	486,840
6.200%, 04/14/2034	470,000	476,025
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	1,025,000	885,935
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	886,000	776,507

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	$276,000	$267,945
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (C)	645,000	636,010
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	621,000	616,237
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	400,000	406,336
Lazard Group LLC 4.375%, 03/11/2029	552,000	528,263
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (B)	500,000	342,009
4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (B)	203,000	190,109
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (C)	116,000	109,911
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (B)	424,000	377,360
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	556,000	562,758
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	165,832
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	926,000	732,578
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	461,000	459,504
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	927,000	924,702
MSCI, Inc. 3.625%, 11/01/2031 (B)	652,000	572,071
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (B)	85,000	77,944
5.500%, 08/15/2028 (B)	156,000	149,904
NatWest Group PLC
6.000%, (6.000% to 6-29-26, then 5 Year CMT + 5.625%), 12/29/2025 (C)	673,000	658,353
8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (C)	441,000	445,562
OneMain Finance Corp. 9.000%, 01/15/2029	233,000	245,820
Popular, Inc. 7.250%, 03/13/2028	517,000	530,819
Regions Financial Corp. 5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	599,000	598,642
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then Overnight SOFR + 1.249%), 01/06/2028	$572,000	$527,127
3.244%, 10/05/2026	596,000	564,857
4.400%, 07/13/2027	143,000	138,160
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	225,000	197,141
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (B)(C)	557,000	448,750
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (B)	400,000	394,534
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (B)	753,000	764,899
6.691%, (6.691% to 1-10-33, then 1 Year CMT + 2.950%), 01/10/2034 (B)	200,000	206,242
Starwood Property Trust, Inc. 7.250%, 04/01/2029 (B)	84,000	84,901
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	629,000	500,392
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	342,000	339,950
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	616,000	624,076
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	641,000	666,664
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,954,000	1,642,841
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	697,000	579,436
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (C)	867,000	777,846
5.582%, (5.582% to 6-12-28, then Overnight SOFR + 1.841%), 06/12/2029	977,000	987,687
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	583,000	597,557
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	440,000	428,767
8.648%, (3 month CME Term SOFR + 3.302%), 09/01/2024 (A)(C)	393,000	394,838
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	681,000	679,226

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	$602,000	$606,573
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	366,000	388,642
Trust Fibra Uno 7.375%, 02/13/2034 (B)	554,000	546,493
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	364,975
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	612,397
6.787%, (6.787% to 10-26-26, then Overnight SOFR + 1.880%), 10/26/2027	631,000	649,684
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (B)	452,000	451,102
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (B)	400,000	415,977
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (B)(C)	300,000	322,771
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (B)(C)	200,000	223,978
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then Overnight SOFR + 2.100%), 06/02/2028	1,560,000	1,436,742
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	1,216,000	1,078,660
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,444,000	1,252,245
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	946,000	942,028
5.875%, (5.875% to 6-15-25, then 9.865% thereafter), 06/15/2025 (C)	681,000	677,888
		56,226,121
Health care – 2.5%
AbbVie, Inc. 3.200%, 11/21/2029	1,561,000	1,432,377
AdaptHealth LLC 5.125%, 03/01/2030 (B)	168,000	146,959
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	2,027,000	2,034,079
Cencora, Inc. 2.800%, 05/15/2030	524,000	462,172
Centene Corp.
2.450%, 07/15/2028	178,000	158,034
3.000%, 10/15/2030	478,000	408,723
3.375%, 02/15/2030	273,000	242,319
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (B)	72,000	72,948
CVS Health Corp.
3.750%, 04/01/2030	479,000	440,812
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
5.050%, 03/25/2048	$558,000	$480,777
DaVita, Inc.
3.750%, 02/15/2031 (B)	208,000	177,415
4.625%, 06/01/2030 (B)	678,000	612,661
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (B)	92,000	94,942
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (B)	995,000	785,708
HCA, Inc. 5.450%, 04/01/2031	182,000	181,869
Icon Investments Six DAC
5.809%, 05/08/2027	200,000	202,004
5.849%, 05/08/2029	305,000	309,913
IQVIA, Inc. 6.250%, 02/01/2029	320,000	328,893
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	550,995
Royalty Pharma PLC 1.750%, 09/02/2027	126,000	113,191
Solventum Corp.
5.400%, 03/01/2029 (B)	478,000	476,541
5.450%, 03/13/2031 (B)	919,000	907,459
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	166,000	166,220
Universal Health Services, Inc. 2.650%, 10/15/2030	503,000	429,434
Utah Acquisition Sub, Inc. 5.250%, 06/15/2046	250,000	205,648
Varex Imaging Corp. 7.875%, 10/15/2027 (B)	96,000	97,318
Viatris, Inc.
2.700%, 06/22/2030	901,000	764,722
4.000%, 06/22/2050	2,005,000	1,349,321
		13,633,454
Industrials – 4.6%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (B)	132,000	134,559
AerCap Ireland Capital DAC
2.450%, 10/29/2026	1,772,000	1,652,981
3.000%, 10/29/2028	1,074,000	976,020
3.300%, 01/30/2032	645,000	554,195
Aeropuertos Dominicanos Siglo XXI SA 7.000%, 06/30/2034 (B)	200,000	201,740
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (B)	548,000	591,840
Air Lease Corp.
3.125%, 12/01/2030	400,000	349,506
3.625%, 12/01/2027	170,000	160,364
Albion Financing 1 SARL 6.125%, 10/15/2026 (B)	200,000	197,426
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	230,842	220,470
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	1,204,890	1,137,507
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	596,151	558,571
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	79,107	74,735

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	$37,569	$34,170
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	129,850	120,235
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	457,125	431,398
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	287,663	260,495
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	613,871	538,543
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	524,609	467,553
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	94,039	87,866
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	446,909	382,867
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	573,495	529,637
American Airlines Group, Inc. 3.750%, 03/01/2025 (B)	500,000	492,049
American Airlines, Inc. 7.250%, 02/15/2028 (B)	198,000	198,129
APX Group, Inc. 5.750%, 07/15/2029 (B)	216,000	207,237
Ashtead Capital, Inc.
2.450%, 08/12/2031 (B)	400,000	322,984
4.250%, 11/01/2029 (B)	200,000	187,513
4.375%, 08/15/2027 (B)	200,000	192,550
5.550%, 05/30/2033 (B)	208,000	202,668
5.800%, 04/15/2034 (B)	192,000	190,540
5.950%, 10/15/2033 (B)	956,000	957,805
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (B)	117,000	106,584
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (B)	448,000	416,622
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	66,564	62,075
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	217,738	204,004
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	68,302	71,443
Builders FirstSource, Inc.
4.250%, 02/01/2032 (B)	621,000	548,919
6.375%, 06/15/2032 to 03/01/2034 (B)	633,000	628,563
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (B)	313,000	316,805
Concentrix Corp. 6.600%, 08/02/2028	636,000	643,773
Delta Air Lines, Inc.
4.375%, 04/19/2028	522,000	503,034
4.750%, 10/20/2028 (B)	728,051	709,055
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (B)	405,000	422,627
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
EMRLD Borrower LP 6.625%, 12/15/2030 (B)	$576,000	$580,494
Flowserve Corp. 3.500%, 10/01/2030	327,000	290,997
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (B)	387,000	364,312
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	365,000	343,190
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (B)	212,000	219,630
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	373,372	322,061
MasTec, Inc.
4.500%, 08/15/2028 (B)	146,000	139,271
5.900%, 06/15/2029	309,000	310,303
Owens Corning
3.500%, 02/15/2030 (B)	143,000	130,293
3.875%, 06/01/2030	45,000	41,932
3.950%, 08/15/2029	654,000	618,354
Regal Rexnord Corp. 6.400%, 04/15/2033	282,000	288,538
The Boeing Company 6.298%, 05/01/2029 (B)	213,000	215,995
TriNet Group, Inc. 3.500%, 03/01/2029 (B)	104,000	92,570
Uber Technologies, Inc. 4.500%, 08/15/2029 (B)	330,000	314,421
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	593,523	572,710
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	527,590	483,682
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	109,700	107,287
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	485,676	448,180
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	750,405	752,533
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	655,000	664,928
United Airlines, Inc. 4.625%, 04/15/2029 (B)	154,000	143,422
United Rentals North America, Inc. 3.875%, 11/15/2027	177,000	167,108
Williams Scotsman, Inc. 6.625%, 06/15/2029 (B)	189,000	190,496
		25,050,364
Information technology – 2.2%
Atlassian Corp. 5.250%, 05/15/2029	331,000	331,014
Autodesk, Inc. 2.850%, 01/15/2030	219,000	195,181
Broadcom, Inc.
3.419%, 04/15/2033 (B)	433,000	373,310
4.750%, 04/15/2029	1,974,000	1,946,944
CDW LLC 3.250%, 02/15/2029	119,000	107,501
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (B)(D)	144,000	134,444

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Dell International LLC
5.300%, 10/01/2029	$439,000	$441,477
5.400%, 04/15/2034	942,000	932,091
Foundry JV Holdco LLC
5.875%, 01/25/2034 (B)	548,000	543,314
5.900%, 01/25/2030 (B)	329,000	333,701
Gartner, Inc. 4.500%, 07/01/2028 (B)	671,000	646,690
Marvell Technology, Inc. 2.450%, 04/15/2028	749,000	675,965
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	375,084
5.300%, 01/15/2031	368,000	367,171
5.327%, 02/06/2029	630,000	632,968
6.750%, 11/01/2029	1,537,000	1,634,783
Motorola Solutions, Inc.
2.300%, 11/15/2030	786,000	661,002
2.750%, 05/24/2031	715,000	606,024
Oracle Corp. 2.950%, 04/01/2030	355,000	315,718
Qorvo, Inc.
3.375%, 04/01/2031 (B)	402,000	344,589
4.375%, 10/15/2029	349,000	329,620
Rocket Software, Inc. 9.000%, 11/28/2028 (B)	256,000	260,160
		12,188,751
Materials – 1.2%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (B)	128,000	131,550
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	403,000	395,550
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (B)	211,000	221,423
Braskem Idesa SAPI 6.990%, 02/20/2032 (B)	201,000	152,453
Braskem Netherlands Finance BV 4.500%, 01/31/2030 (B)	862,000	728,880
Cemex SAB de CV
3.875%, 07/11/2031 (B)	545,000	480,505
5.200%, 09/17/2030 (B)	445,000	429,797
First Quantum Minerals, Ltd. 6.875%, 10/15/2027 (B)	302,000	295,041
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	614,000	579,770
5.400%, 11/14/2034	454,000	446,542
5.450%, 03/15/2043	889,000	844,398
Graphic Packaging International LLC 3.500%, 03/01/2029 (B)	198,000	177,452
Newmont Corp. 2.800%, 10/01/2029	262,000	235,198
Novelis Corp. 4.750%, 01/30/2030 (B)	525,000	487,045
Owens-Brockway Glass Container, Inc. 7.250%, 05/15/2031 (B)	92,000	91,840
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (B)	429,000	401,814
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	161,872
Summit Materials LLC 7.250%, 01/15/2031 (B)	122,000	126,350
		6,387,480
Real estate – 0.9%
American Homes 4 Rent LP 4.250%, 02/15/2028	316,000	302,694
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
American Tower Corp. 3.800%, 08/15/2029	$931,000	$865,353
American Tower Trust I 5.490%, 03/15/2028 (B)	359,000	360,423
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	676,000	571,637
GLP Capital LP
3.250%, 01/15/2032	521,000	437,818
4.000%, 01/15/2030	262,000	240,044
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (B)	126,000	115,094
Iron Mountain, Inc. 5.250%, 07/15/2030 (B)	304,000	288,948
SBA Tower Trust 6.599%, 01/15/2028 (B)	515,000	525,593
VICI Properties LP
3.875%, 02/15/2029 (B)	296,000	273,599
4.125%, 08/15/2030 (B)	310,000	281,934
4.625%, 12/01/2029 (B)	571,000	540,380
5.125%, 05/15/2032	256,000	243,900
		5,047,417
Utilities – 2.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	388,948	338,221
American Electric Power Company, Inc. 5.625%, 03/01/2033	218,000	217,197
Artera Services LLC 8.500%, 02/15/2031 (B)	86,000	88,537
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (B)	201,168	209,718
Constellation Energy Generation LLC
6.125%, 01/15/2034	195,000	203,172
6.500%, 10/01/2053	312,000	331,155
Dominion Energy, Inc.
3.375%, 04/01/2030	604,000	545,590
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	405,000	413,444
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	185,000	192,486
Duke Energy Corp.
2.450%, 06/01/2030	105,000	90,157
5.750%, 09/15/2033	647,000	657,018
Electricite de France SA
5.650%, 04/22/2029 (B)	756,000	762,606
9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (B)(C)	421,000	457,879
FirstEnergy Corp.
2.650%, 03/01/2030	379,000	329,446
3.400%, 03/01/2050	167,000	111,707
Georgia Power Company 4.950%, 05/17/2033	340,000	331,504
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	265,000	225,932
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	554,000	553,789
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (B)	454,000	431,723
4.500%, 09/15/2027 (B)	201,000	190,213
NiSource, Inc.
1.700%, 02/15/2031	205,000	163,028
3.600%, 05/01/2030	345,000	316,594
5.250%, 03/30/2028	116,000	115,874

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	$554,000	$499,967
3.625%, 02/15/2031 (B)	335,000	287,295
3.875%, 02/15/2032 (B)	626,000	537,484
4.450%, 06/15/2029 (B)	412,000	389,026
7.000%, 03/15/2033 (B)	497,000	524,634
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (B)(C)	371,000	405,766
Sempra
5.500%, 08/01/2033	534,000	533,114
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	398,000	395,551
The Southern Company 5.700%, 03/15/2034	490,000	498,177
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (B)(C)	172,000	173,462
Vistra Operations Company LLC
3.700%, 01/30/2027 (B)	1,034,000	988,227
4.300%, 07/15/2029 (B)	891,000	841,883
6.875%, 04/15/2032 (B)	228,000	231,459
6.950%, 10/15/2033 (B)	431,000	461,293
		14,044,328
TOTAL CORPORATE BONDS (Cost $202,674,748)		$198,812,679
CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
Truist Financial Corp. 6.246%, (Greater of 3 month CME Term SOFR + 0.907% or 4.000%), 12/15/2024 (A)(C)	325,000	253,779
TOTAL CAPITAL PREFERRED SECURITIES (Cost $273,696)		$253,779
MUNICIPAL BONDS – 0.1%
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	172,460
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	174,000	157,886
TOTAL MUNICIPAL BONDS (Cost $405,000)		$330,346
TERM LOANS (E) – 0.0%
Health care – 0.0%
Endo Finance Holdings, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.500%) 9.826%, 04/23/2031	191,000	190,643
TOTAL TERM LOANS (Cost $189,949)		$190,643
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
Commercial and residential – 2.4%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(F)	102,625	85,206
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	215,994	175,401
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (B)	392,811	381,949
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	$156,544	$134,500
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.843%, 11/05/2032 (B)(F)	116,000	44,270
BANK Series 2021-BN34, Class XA IO 1.082%, 06/15/2063	12,733,033	602,654
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	95,930
Benchmark Mortgage Trust Series 2019-B12, Class A2 3.001%, 08/15/2052	232,465	226,384
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	100,729	89,398
BX Trust
Series 2019-OC11, Class D, 4.075%, 12/09/2041 (B)(F)	300,000	265,257
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (B)	267,000	264,055
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 6.688%, 07/20/2034 (F)	259,270	242,490
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.981%, 12/15/2072	15,601,710	563,017
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (B)(F)	210,000	210,226
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (B)(F)	201,525	162,865
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	370,389	309,859
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.577%, 05/10/2051	4,962,873	72,142
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.540%, 08/10/2030 (B)(F)	307,000	248,617
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (B)	89,000	81,965
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (B)	169,000	164,378
Series 2020-CX, Class A, 2.173%, 11/10/2046 (B)	500,000	402,844
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	93,398	88,341
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	112,078	96,768
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	149,294	124,331
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(F)	112,325	90,380

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	$274,765	$226,282
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	425,000	378,988
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 6.353%, 07/19/2044 (A)	216,879	196,439
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	69,978	58,779
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	185,809	151,546
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	314,475	249,715
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 7.739%, 08/25/2029 (A)(B)	87,868	82,200
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	120,528	101,718
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	127,025	105,809
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	207,721	171,222
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (B)(F)	567,336	533,285
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	100,000	97,277
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (B)(F)	91,972	79,958
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (B)	6,593,746	111,984
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,660,022	88,995
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (B)	7,199,542	92,657
Hawaii Hotel Trust Series 2019-MAUI, Class E (1 month CME Term SOFR + 2.207%) 7.786%, 05/15/2038 (A)(B)	300,000	298,526
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	116,761	99,570
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (B)	258,000	227,762
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.415%, 04/21/2034 (F)	47,241	44,573
Series 2004-8, Class 5A1, 6.331%, 08/25/2034 (F)	22,704	21,660
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (B)(F)	$85,930	$78,875
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.728%, 11/15/2052	20,071,408	542,697
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.460%, 01/15/2043 (B)(F)	98,000	84,137
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (B)	123,573	112,436
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	96,368	77,923
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	208,815	165,592
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	262,333	224,405
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 5.853%, 05/20/2035 (A)	20,458	18,181
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (B)	352,000	276,499
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (B)(F)	28,751	28,675
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (B)(F)	1,000,000	962,355
Series 2018-4, Class A1, 3.000%, 06/25/2058 (B)(F)	149,181	137,319
Series 2019-1, Class A1, 3.750%, 03/25/2058 (B)(F)	143,600	136,689
Series 2019-4, Class A1, 2.900%, 10/25/2059 (B)(F)	125,573	117,365
Series 2020-4, Class A1, 1.750%, 10/25/2060 (B)	196,103	173,559
UBS Commercial Mortgage Trust Series 2019-C17, Class XA IO 1.580%, 10/15/2052	8,528	499
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (B)	58,585	55,109
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	218,715	183,437
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	127,234	102,987
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	187,749	156,124
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	75,811	69,798
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	163,621	135,225

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	$500,000	$443,491
		12,925,549
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	531,487	46,649
Series 3387, Class SB IO, 0.972%, 11/15/2037	549,725	38,289
Series K109, Class X1 IO, 1.693%, 04/25/2030	3,089,093	224,853
Series K121, Class X1 IO, 1.116%, 10/25/2030	12,646,712	625,476
Series T-41, Class 3A, 4.336%, 07/25/2032 (F)	34,182	31,902
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	2,991	3,006
Series 2002-W3, Class A5, 7.500%, 11/25/2041	38,530	40,331
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	481,412	44,720
Series 2019-M25, Class X IO, 0.208%, 11/25/2029	707,327	3,532
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	585,354
Government National Mortgage Association
Series 2008-90, Class IO, 2.014%, 12/16/2050	1,992,108	246,783
Series 2010-147, Class SA IO, 0.717%, 05/20/2040	206,953	3,909
Series 2010-85, Class SB IO, 1.157%, 03/16/2040	454,531	24,251
Series 2012-114, Class IO, 0.625%, 01/16/2053	245,160	3,802
Series 2012-120, Class IO, 0.641%, 02/16/2053	3,412,532	53,116
Series 2015-86, Class IO, 0.404%, 05/16/2052	20,677,228	308,938
Series 2016-174, Class IO, 0.895%, 11/16/2056	294,759	12,570
Series 2017-109, Class IO, 0.230%, 04/16/2057	604,138	8,828
Series 2017-124, Class IO, 0.627%, 01/16/2059	540,243	18,611
Series 2017-135, Class IO, 0.716%, 10/16/2058	953,464	34,153
Series 2017-140, Class IO, 0.486%, 02/16/2059	379,007	11,061
Series 2017-159, Class IO, 0.432%, 06/16/2059	611,051	15,975
Series 2017-169, Class IO, 0.578%, 01/16/2060	1,785,419	56,622
Series 2017-20, Class IO, 0.524%, 12/16/2058	1,369,378	32,680
Series 2017-22, Class IO, 0.751%, 12/16/2057	181,823	6,684
Series 2017-23, Class IO, 0.603%, 05/16/2059	11,239	378
Series 2017-41, Class IO, 0.570%, 07/16/2058	441,331	11,257
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-46, Class IO, 0.648%, 11/16/2057	$546,643	$20,369
Series 2017-50, Class IO, 0.603%, 01/16/2057	963,117	34,007
Series 2017-53, Class IO, 0.527%, 11/16/2056	19,919	593
Series 2017-61, Class IO, 0.701%, 05/16/2059	210,512	7,661
Series 2018-158, Class IO, 0.789%, 05/16/2061	1,550,648	87,024
Series 2018-35, Class IO, 0.542%, 03/16/2060	1,430,949	48,377
Series 2018-43, Class IO, 0.435%, 05/16/2060	1,284,864	41,817
Series 2018-69, Class IO, 0.606%, 04/16/2060	351,238	15,546
Series 2018-81, Class IO, 0.484%, 01/16/2060	269,021	10,879
Series 2018-85, Class IO, 0.550%, 07/16/2060	7,643	275
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,594,222	48,696
Series 2019-131, Class IO, 0.802%, 07/16/2061	1,225,990	69,127
Series 2020-100, Class IO, 0.785%, 05/16/2062	1,428,201	84,343
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,110,505	178,819
Series 2020-114, Class IO, 0.801%, 09/16/2062	3,409,138	192,573
Series 2020-118, Class IO, 0.882%, 06/16/2062	2,415,953	149,598
Series 2020-119, Class IO, 0.606%, 08/16/2062	1,331,672	62,171
Series 2020-120, Class IO, 0.768%, 05/16/2062	763,426	44,553
Series 2020-137, Class IO, 0.796%, 09/16/2062	3,581,679	205,138
Series 2020-143, Class IB IO, 0.871%, 03/16/2062	4,201,683	253,503
Series 2020-150, Class IO, 0.963%, 12/16/2062	2,181,933	142,265
Series 2020-170, Class IO, 0.834%, 11/16/2062	2,887,777	183,463
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,243,898	293,918
Series 2020-92, Class IO, 0.879%, 02/16/2062	3,287,878	197,936
Series 2021-3, Class IO, 0.869%, 09/16/2062	3,621,650	228,538
Series 2021-40, Class IO, 0.821%, 02/16/2063	889,809	54,339
Series 2022-150, Class IO, 0.822%, 06/16/2064	303,475	18,335
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,975,925	118,272
Series 2022-181, Class IO, 0.717%, 07/16/2064	934,513	60,096
Series 2022-21, Class IO, 0.784%, 10/16/2063	869,687	51,626
Series 2023-177, Class IO, 0.859%, 06/16/2065	2,029,952	133,685

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2023-197, Class IO, 1.318%, 09/16/2065	$607,014	$53,732
Series 2023-30, Class IO, 1.146%, 11/16/2064	1,236,757	88,278
		5,673,282
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,059,975)		$18,598,831
ASSET BACKED SECURITIES – 5.3%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	103,429	101,939
AIMCO CLO, Ltd. Series 2019-10A, Class ARR (3 month CME Term SOFR + 1.410%) 6.741%, 07/22/2037 (A)(B)	250,000	250,128
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	225,000	207,227
Series 2023-2A, Class A2 6.500%, 11/16/2048 (B)	193,000	197,214
APIDOS CLO XLVIII, Ltd. Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) 6.765%, 07/25/2037 (A)(B)	337,000	337,172
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (B)	123,000	127,168
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	95,910	85,995
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	457,188	423,960
Bain Capital Credit CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) 6.846%, 07/15/2037 (A)(B)	313,000	315,113
Ballyrock CLO, Ltd. Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) 6.844%, 07/25/2037 (A)(B)	250,000	250,367
Battalion CLO XXV, Ltd. Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) 6.902%, 03/13/2037 (A)(B)	250,000	251,614
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	366,667	325,882
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	76,389	73,548
Cars Net Lease Mortgage Notes Series 2020-1A, Class A1 2.010%, 12/15/2050 (B)	486,250	425,442
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 6.660%, 01/25/2035 (A)	156,736	145,754
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	$393,061	$372,469
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	361,900	331,482
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	381,555	343,495
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	307,596	273,312
Series 2022-1A, Class A 2.720%, 01/18/2047 (B)	655,267	584,059
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (B)	372,000	366,576
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,287	2,412
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (B)	607,000	571,690
Series 2024-2A, Class A2 4.500%, 05/20/2049 (B)	571,000	529,064
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	225,000	208,827
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	186,563	177,112
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	670,800	615,901
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (B)	975,000	856,329
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (B)	1,000,000	903,070
Series 2021-1A, Class C 3.475%, 04/15/2049 (B)	370,000	333,238
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	606,300	580,070
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	1,302,178	1,155,699
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	287,348	261,594
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	422,175	368,905
Elmwood CLO IV, Ltd. Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) 6.783%, 04/18/2037 (A)(B)	372,000	374,032
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (B)	246,000	226,011
Five Guys Holdings, Inc. Series 2023-1A, Class A2 7.549%, 01/26/2054 (B)	731,000	757,715
Ford Credit Auto Owner Trust Series 2023-2, Class A 5.280%, 02/15/2036 (B)	346,000	348,544
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (B)	298,000	296,819

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GoldenTree Loan Management US CLO, Ltd. Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) 6.783%, 07/20/2037 (A)(B)	$250,000	$250,001
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	145,700	142,757
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	289,096	279,145
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (B)	483,000	454,860
Hilton Grand Vacations Trust Series 2023-1A, Class B 6.110%, 01/25/2038 (B)	371,094	372,781
Hotwire Funding LLC Series 2024-1A, Class A2 5.893%, 06/20/2054 (B)	120,000	121,475
Magnetite XL, Ltd. Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) 6.782%, 07/15/2037 (A)(B)	353,000	353,243
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B 7.460%, 10/20/2052 (B)	400,000	402,712
Series 2023-1A, Class A2 6.560%, 04/20/2053 (B)	205,000	209,542
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	145,109	127,662
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	538,350	481,535
Series 2022-1A, Class A2 3.695%, 01/30/2052 (B)	249,263	219,182
Series 2023-1A, Class A2 7.308%, 01/30/2053 (B)	493,750	497,542
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	503,000	448,162
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	184,000	158,576
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	44,116	41,504
OHA Credit Partners XI, Ltd. Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) 6.785%, 04/20/2037 (A)(B)	259,000	259,892
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 6.725%, 07/20/2037 (A)(B)	271,000	271,000
Progress Residential Trust
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	216,000	196,968
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (B)	950,000	903,646
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	28,325	28,114
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (B)	827,000	796,504
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (B)	$245,385	$246,994
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	388,620	378,082
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	143,388	126,404
Series 2021-E, Class A1A 1.680%, 02/15/2051 (B)	699,423	639,762
Series 2024-A, Class A1A 5.240%, 03/15/2056 (B)	472,271	470,260
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	305,810	290,434
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	320,925	278,108
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (B)	283,775	236,396
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (B)	265,000	267,151
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (B)	237,000	240,421
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	146,202	138,893
Switch ABS Issuer LLC Series 2024-2A, Class A2 5.436%, 06/25/2054 (B)	168,000	162,730
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	460,793	418,947
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (B)	303,125	278,889
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	669,875	581,850
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (B)	500,000	443,210
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	451,669	404,282
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	245,351	215,723
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	135,000	127,855
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	312,000	277,078
Series 2021-1A, Class A2 2.165%, 10/15/2046 (B)	400,000	367,518
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	249,760	222,170
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (B)	436,743	406,803
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	292,857	255,252

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	$124,926	$113,402
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	273,273	242,342
TOTAL ASSET BACKED SECURITIES (Cost $30,557,491)		$29,204,707
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (G)	937	25,295
TOTAL COMMON STOCKS (Cost $237,381)		$25,295
PREFERRED SECURITIES – 0.0%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	5,925	117,967
Financials – 0.0%
Wells Fargo & Company, 7.500%	30	35,669
TOTAL PREFERRED SECURITIES (Cost $187,013)		$153,636
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 5.2940% (H)(I)	168,075	1,680,212
TOTAL SHORT-TERM INVESTMENTS (Cost $1,680,325)		$1,680,212
Total Investments (Active Bond Trust) (Cost $577,432,039) – 99.1%		$542,938,151
Other assets and liabilities, net – 0.9%		5,020,947
TOTAL NET ASSETS – 100.0%		$547,959,098
Active Bond Trust (continued)
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $102,595,500 or 18.7% of the fund's net assets as of 6-30-24.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 6-30-24.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	The rate shown is the annualized seven-day yield as of 6-30-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $142,275.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	51	Long	Sep 2024	$5,628,319	$5,609,203	$(19,116)
						$(19,116)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 49.7%
U.S. Government – 22.2%
U.S. Treasury Bonds
1.125%, 05/15/2040	$882,000	$542,740
1.375%, 11/15/2040	5,793,000	3,655,247
1.750%, 08/15/2041	23,800,000	15,726,595
1.875%, 02/15/2041	11,133,000	7,617,842
2.000%, 11/15/2041 to 02/15/2050	25,204,000	16,779,930
2.250%, 05/15/2041	13,090,000	9,470,819
2.375%, 02/15/2042	1,260,000	917,241
2.875%, 05/15/2049 to 05/15/2052	5,002,000	3,682,996
3.125%, 11/15/2041	1,006,000	828,810
3.375%, 11/15/2048	1,802,000	1,463,491
3.625%, 02/15/2053	2,667,000	2,268,825
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.875%, 05/15/2043	$164,000	$147,972
4.250%, 02/15/2054	12,894,000	12,277,506
4.500%, 02/15/2044	3,293,000	3,230,227
4.625%, 05/15/2044 to 05/15/2054	4,579,000	4,634,408
U.S. Treasury Notes
0.375%, 01/31/2026 to 07/31/2027	5,875,000	5,182,433
0.500%, 08/31/2027	1,990,000	1,757,030
0.625%, 07/31/2026 to 11/30/2027	1,920,000	1,691,620
0.750%, 03/31/2026	2,498,000	2,329,580
1.000%, 07/31/2028	12,756,000	11,142,067
1.125%, 10/31/2026 to 08/31/2028	15,213,000	13,680,308

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.250%, 04/30/2028 to 09/30/2028	$6,690,000	$5,924,728
1.375%, 10/31/2028	3,482,000	3,070,417
1.500%, 08/15/2026	2,988,000	2,796,114
1.875%, 02/28/2027	3,351,000	3,126,116
2.000%, 11/15/2026	338,000	318,063
2.375%, 05/15/2027 to 03/31/2029	7,203,000	6,629,826
2.875%, 04/30/2029	2,207,000	2,063,976
3.250%, 06/30/2029	5,901,000	5,606,180
3.625%, 03/31/2030	1,602,000	1,542,426
3.875%, 12/31/2029	2,539,000	2,478,699
4.250%, 06/30/2029	9,722,000	9,681,745
4.375%, 05/15/2034	1,150,000	1,150,359
4.500%, 11/30/2024 to 05/31/2029	1,482,000	1,491,648
4.625%, 06/15/2027 to 05/31/2031	8,167,000	8,252,802
4.875%, 05/31/2026	2,459,000	2,463,995
		175,624,781
U.S. Government Agency – 27.5%
Federal Home Loan Bank 1.250%, (1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	1,450,000	1,228,253
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	11,102,106	9,283,933
2.500%, 04/01/2042 to 03/01/2052	5,833,612	4,957,795
3.000%, 09/01/2033 to 08/01/2048	14,784,039	13,051,703
3.144%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (A)	385,549	381,804
3.800%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.633%), 02/01/2050 (A)	508,069	507,312
3.966%, (30 day Average SOFR + 2.140%), 08/01/2052 (A)	492,048	462,767
4.000%, 03/01/2050	1,694,448	1,591,204
4.209%, (30 day Average SOFR + 2.304%), 05/01/2053 (A)	1,399,148	1,358,629
4.500%, 06/01/2039 to 07/01/2039	75,947	72,767
4.502%, 12/14/2029 (B)	1,179,000	923,934
6.170%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 03/01/2049 (A)	270,819	275,016
6.652%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 04/01/2048 (A)	677,650	687,777
6.946%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.680%), 09/01/2047 (A)	4,281	4,357
7.155%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.639%), 09/01/2045 (A)	23,605	23,957
Federal National Mortgage Association
1.500%, 07/01/2051	2,855,345	2,138,213
2.000%, 06/01/2040 to 03/01/2047	37,683,752	31,359,002
2.500%, 12/01/2040 to 03/01/2052	9,783,561	8,397,682
2.776%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (A)	370,666	341,835
3.000%, 11/01/2039 to 07/01/2060	66,374,332	58,266,882
3.500%, 05/01/2037 to 07/01/2050	14,434,018	13,169,730
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.515%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (A)	$829,271	$831,468
3.954%, (30 day Average SOFR + 2.120%), 08/01/2052 (A)	207,669	195,933
4.000%, 01/01/2027 to 05/01/2049	6,808,074	6,520,724
4.103%, (30 day Average SOFR + 2.120%), 07/01/2052 (A)	713,068	676,703
4.113%, (30 day Average SOFR + 2.120%), 09/01/2052 (A)	724,045	704,808
4.137%, (30 day Average SOFR + 2.132%), 10/01/2052 (A)	1,737,796	1,691,837
4.215%, (30 day Average SOFR + 2.128%), 11/01/2052 (A)	603,032	587,905
4.359%, (30 day Average SOFR + 2.125%), 07/01/2052 (A)	901,124	877,943
4.500%, 06/01/2041 to 11/01/2048	2,061,083	1,995,677
4.609%, (30 day Average SOFR + 2.126%), 08/01/2052 (A)	1,000,129	981,055
4.622%, 11/15/2030 (B)	3,465,000	2,586,736
4.628%, (30 day Average SOFR + 2.123%), 08/01/2052 (A)	804,154	778,759
4.648%, (30 day Average SOFR + 2.130%), 08/01/2052 (A)	813,514	798,917
6.000%, TBA (C)	12,900,000	12,936,290
6.000%, 06/01/2054	628,378	647,368
6.226%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.578%), 06/01/2045 (A)	236,191	241,272
6.489%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.580%), 01/01/2046 (A)	548,778	559,728
6.500%, TBA (C)	7,200,000	7,327,683
6.500%, 06/01/2054	536,719	563,139
7.000%, 01/01/2054	3,084,866	3,192,470
7.500%, 01/01/2054	1,644,141	1,715,067
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	1,877,276	1,703,771
3.000%, 06/20/2043 to 10/20/2050	7,131,720	6,258,213
3.500%, 01/20/2048	423,534	384,579
4.000%, 03/20/2048 to 04/20/2048	548,053	509,883
4.500%, 08/15/2047 to 02/20/2049	553,489	533,115
6.000%, 01/20/2053	1,394,603	1,418,461
6.500%, TBA (C)	11,100,000	11,254,137
		216,958,193
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $404,867,212)		$392,582,974
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	1,045,000	1,042,565
Bermuda – 0.1%
Government of Bermuda 5.000%, 07/15/2032 (D)	311,000	299,773
Israel – 0.2%
State of Israel
3.875%, 07/03/2050	237,000	165,828
4.500%, 01/17/2033	669,000	601,685
5.500%, 03/12/2034	832,000	789,560

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel (continued)
State of Israel (continued)
5.750%, 03/12/2054	$319,000	$286,701
		1,843,774
Mexico – 0.5%
Government of Mexico
2.659%, 05/24/2031	775,000	635,859
3.250%, 04/16/2030	539,000	474,002
3.500%, 02/12/2034	1,791,000	1,455,067
4.600%, 01/23/2046 to 02/10/2048	835,000	640,603
4.750%, 04/27/2032	314,000	289,785
		3,495,316
Panama – 0.0%
Republic of Panama 4.500%, 04/16/2050	200,000	134,195
Paraguay – 0.0%
Republic of Paraguay 5.400%, 03/30/2050 (D)	317,000	276,530
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,356,887)		$7,092,153
CORPORATE BONDS – 25.9%
Communication services – 1.4%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	692,000	492,835
3.550%, 09/15/2055	419,000	282,486
3.650%, 09/15/2059	266,000	178,385
3.800%, 12/01/2057	762,000	532,361
5.400%, 02/15/2034	614,000	614,006
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	857,000	571,071
3.900%, 06/01/2052	207,000	129,807
5.250%, 04/01/2053	356,000	279,290
5.500%, 04/01/2063	149,000	115,460
6.100%, 06/01/2029	1,352,000	1,356,422
6.150%, 11/10/2026	587,000	592,673
6.550%, 06/01/2034	751,000	751,250
Comcast Corp.
2.987%, 11/01/2063	318,000	186,626
4.049%, 11/01/2052	274,000	212,200
5.300%, 06/01/2034	1,159,000	1,161,891
5.350%, 11/15/2027	556,000	562,050
5.650%, 06/01/2054	579,000	578,013
T-Mobile USA, Inc.
2.250%, 02/15/2026	591,000	561,206
2.550%, 02/15/2031	423,000	359,074
3.750%, 04/15/2027	901,000	866,005
Verizon Communications, Inc. 5.500%, 02/23/2054	514,000	503,166
		10,886,277
Consumer discretionary – 1.3%
Ford Motor Credit Company LLC
2.900%, 02/10/2029 (E)	1,468,000	1,294,342
4.000%, 11/13/2030	799,000	713,278
General Motors Financial Company, Inc. 2.700%, 06/10/2031	457,000	377,830
Hyundai Capital America
1.300%, 01/08/2026 (D)	534,000	501,069
5.300%, 06/24/2029 (D)	577,000	573,884
5.400%, 06/24/2031 (D)	433,000	429,374
5.600%, 03/30/2028 (D)	881,000	886,842
5.700%, 06/26/2030 (D)	282,000	285,683
6.500%, 01/16/2029 (D)	258,000	269,415
Lowe's Companies, Inc.
4.250%, 04/01/2052	686,000	539,141
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe's Companies, Inc. (continued)
5.625%, 04/15/2053	$138,000	$133,621
5.750%, 07/01/2053	429,000	422,498
5.850%, 04/01/2063	142,000	138,415
McDonald's Corp.
4.700%, 12/09/2035	484,000	459,662
4.800%, 08/14/2028	289,000	287,236
5.000%, 05/17/2029	723,000	722,257
5.450%, 08/14/2053	703,000	679,016
The Home Depot, Inc.
3.625%, 04/15/2052	276,000	204,156
4.750%, 06/25/2029	432,000	429,484
4.850%, 06/25/2031	574,000	569,494
5.300%, 06/25/2054	216,000	210,893
		10,127,590
Consumer staples – 1.5%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,793,000	1,709,401
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038	366,000	333,156
5.450%, 01/23/2039	288,000	291,959
5.800%, 01/23/2059	211,000	219,553
BAT Capital Corp.
4.390%, 08/15/2037	223,000	188,172
4.540%, 08/15/2047	810,000	623,687
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	291,000	278,320
Constellation Brands, Inc. 5.250%, 11/15/2048	588,000	547,158
JBS USA LUX SA
3.000%, 05/15/2032	804,000	661,872
3.625%, 01/15/2032	289,000	249,487
3.750%, 12/01/2031	202,000	176,859
7.250%, 11/15/2053 (D)	1,070,000	1,167,438
PepsiCo, Inc. 3.900%, 07/18/2032	708,000	660,845
Philip Morris International, Inc.
4.875%, 02/15/2028 to 02/13/2029	1,713,000	1,696,561
5.000%, 11/17/2025	598,000	594,987
5.250%, 09/07/2028	608,000	612,832
5.375%, 02/15/2033	202,000	200,571
5.500%, 09/07/2030	396,000	401,274
5.625%, 09/07/2033	241,000	243,081
The Coca-Cola Company
5.000%, 05/13/2034	434,000	435,438
5.300%, 05/13/2054	376,000	373,108
5.400%, 05/13/2064	144,000	142,753
		11,808,512
Energy – 1.8%
Aker BP ASA
5.600%, 06/13/2028 (D)	733,000	739,466
6.000%, 06/13/2033 (D)	971,000	980,984
BP Capital Markets America, Inc.
4.699%, 04/10/2029	710,000	699,714
4.970%, 10/17/2029	1,157,000	1,153,775
4.989%, 04/10/2034	339,000	331,643
5.017%, 11/17/2027	1,157,000	1,155,716
Diamondback Energy, Inc.
5.150%, 01/30/2030	533,000	530,743
5.200%, 04/18/2027	286,000	286,060
5.400%, 04/18/2034	539,000	533,636
5.750%, 04/18/2054	287,000	278,230
5.900%, 04/18/2064	144,000	139,001
Enbridge, Inc.
5.625%, 04/05/2034	427,000	426,297

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. (continued)
5.950%, 04/05/2054	$143,000	$141,868
6.000%, 11/15/2028	424,000	436,755
6.200%, 11/15/2030	424,000	445,184
Energy Transfer LP
5.250%, 07/01/2029	720,000	715,521
5.300%, 04/15/2047	289,000	255,261
5.600%, 09/01/2034	721,000	716,221
5.950%, 05/15/2054	715,000	696,244
6.050%, 09/01/2054	433,000	426,983
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	594,834	510,054
2.625%, 03/31/2036 (D)	459,000	372,938
ONEOK, Inc. 6.625%, 09/01/2053	729,000	777,942
Petroleos Mexicanos
2.378%, 04/15/2025	137,500	132,435
2.460%, 12/15/2025	486,150	460,739
TotalEnergies Capital SA
5.150%, 04/05/2034	286,000	286,104
5.488%, 04/05/2054	286,000	282,042
5.638%, 04/05/2064	143,000	141,597
		14,053,153
Financials – 8.2%
Aon North America, Inc.
5.150%, 03/01/2029	1,286,000	1,282,413
5.450%, 03/01/2034	713,000	709,868
5.750%, 03/01/2054	286,000	279,724
Apollo Global Management, Inc. 5.800%, 05/21/2054	433,000	426,133
Banco Bilbao Vizcaya Argentaria SA
6.033%, (6.033% to 3-13-34, then 1 Year CMT + 1.950%), 03/13/2035	600,000	598,352
7.883%, (7.883% to 11-15-33, then 1 Year CMT + 3.300%), 11/15/2034	600,000	653,769
Banco Santander SA
5.538%, (5.538% to 3-14-29, then 1 Year CMT + 1.450%), 03/14/2030	1,000,000	992,499
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	400,000	409,145
6.607%, 11/07/2028	400,000	420,113
6.938%, 11/07/2033	1,000,000	1,092,257
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	1,933,000	1,791,747
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,975,000	1,857,139
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	869,000	868,121
5.819%, (5.819% to 9-15-28, then Overnight SOFR + 1.570%), 09/15/2029	431,000	440,023
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	1,541,000	1,557,579
Barclays PLC
5.674%, (5.764% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	872,000	873,330
5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	872,000	874,338
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Barclays PLC (continued)
6.692%, (6.692% to 9-13-33, then Overnight SOFR + 2.620%), 09/13/2034	$659,000	$698,630
BNP Paribas SA
5.176%, (5.176% to 1-9-29, then Overnight SOFR + 1.520%), 01/09/2030 (D)	876,000	866,825
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (D)	882,000	903,417
BPCE SA
5.281%, 05/30/2029 (D)	744,000	741,171
5.936%, (5.936% to 5-30-24, then Overnight SOFR + 1.850%), 05/30/2035 (D)	601,000	598,607
Capital One Financial Corp. 7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	570,000	627,496
Citigroup, Inc.
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	313,000	309,741
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	671,000	682,400
Citizens Financial Group, Inc.
5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	712,000	709,775
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	344,000	355,574
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	824,000	677,763
5.414%, 05/10/2029	1,019,000	1,017,479
7.079%, (7.079% to 11-10-32, then Overnight SOFR + 3.650%), 02/10/2034	318,000	323,744
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	1,570,000	1,564,852
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	1,446,000	1,443,607
HSBC Holdings PLC
5.597%, (5.597% to 5-17-27, then Overnight SOFR + 1.060%), 05/17/2028	1,455,000	1,460,689
5.733%, (5.733% to 5-17-31, then Overnight SOFR + 1.520%), 05/17/2032	1,169,000	1,171,868
HSBC USA, Inc. 5.294%, 03/04/2027	1,517,000	1,521,026
JPMorgan Chase & Co.
5.571%, (5.571% to 4-22-27, then Overnight SOFR + 0.930%), 04/22/2028	2,149,000	2,166,401
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	1,776,000	1,804,134

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
5.766%, (5.766% to 4-22-34, then Overnight SOFR + 1.490%), 04/22/2035	$1,283,000	$1,316,368
Lloyds Banking Group PLC
5.462%, (5.462% to 1-5-27, then 1 Year CMT + 1.375%), 01/05/2028	1,756,000	1,752,270
5.679%, (5.679% to 1-5-34, then 1 Year CMT + 1.750%), 01/05/2035	432,000	430,260
M&T Bank Corp. 6.082%, (6.082% to 3-13-31, then Overnight SOFR + 2.260%), 03/13/2032	428,000	426,613
Morgan Stanley
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	760,000	757,534
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	559,000	562,448
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	512,000	510,664
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030	1,936,000	1,968,789
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	2,014,000	2,064,501
6.342%, (6.342% to 10-18-32, then Overnight SOFR + 2.560%), 10/18/2033	962,000	1,021,153
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	1,482,000	1,470,840
5.504%, (5.504% to 5-26-27, then Overnight SOFR + 0.865%), 05/26/2028	1,163,000	1,170,959
Santander Holdings USA, Inc. 6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	869,000	866,507
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (D)	727,000	717,066
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	320,000	306,288
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	1,002,000	999,390
5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	429,000	427,127
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	1,366,000	1,450,506
UBS AG 5.650%, 09/11/2028	664,000	676,375
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	$453,000	$386,412
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	469,000	437,823
4.282%, 01/09/2028 (D)	645,000	618,552
5.617%, (5.617% to 9-13-29, then 1 Year SOFR ICE Swap Rate + 1.340%), 09/13/2030 (D)	1,169,000	1,173,981
5.699%, (5.699% to 2-8-34, then 1 Year CMT + 1.770%), 02/08/2035 (D)	312,000	311,682
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	1,579,000	1,518,784
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	2,875,000	2,862,929
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	281,000	283,549
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	1,719,000	1,733,875
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	433,000	449,330
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	1,149,000	1,224,899
		64,669,223
Health care – 2.5%
AbbVie, Inc.
3.200%, 11/21/2029	1,053,000	966,235
4.050%, 11/21/2039	300,000	260,579
4.250%, 11/21/2049	315,000	262,507
4.500%, 05/14/2035	619,000	583,877
4.550%, 03/15/2035	704,000	667,785
4.800%, 03/15/2027 to 03/15/2029	1,428,000	1,422,036
4.950%, 03/15/2031	428,000	426,887
5.050%, 03/15/2034	714,000	711,912
5.400%, 03/15/2054	393,000	388,606
Alcon Finance Corp.
2.600%, 05/27/2030 (D)	200,000	174,236
5.375%, 12/06/2032 (D)	758,000	759,483
Amgen, Inc. 5.650%, 03/02/2053	721,000	710,071
Astrazeneca Finance LLC 5.000%, 02/26/2034	577,000	573,802
Becton, Dickinson & Company 5.081%, 06/07/2029	576,000	575,477
Bristol-Myers Squibb Company 5.650%, 02/22/2064	430,000	420,049
CommonSpirit Health 3.347%, 10/01/2029	265,000	243,244
CVS Health Corp. 5.050%, 03/25/2048	922,000	794,402
DH Europe Finance II Sarl 2.200%, 11/15/2024	693,000	684,572
Elevance Health, Inc.
5.150%, 06/15/2029	622,000	623,666
5.375%, 06/15/2034	435,000	437,067

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Eli Lilly & Company
4.700%, 02/09/2034	$567,000	$555,957
5.000%, 02/09/2054	427,000	407,777
5.100%, 02/09/2064	286,000	273,159
Gilead Sciences, Inc. 4.000%, 09/01/2036	289,000	254,867
Haleon US Capital LLC 3.625%, 03/24/2032	383,000	343,100
HCA, Inc.
4.125%, 06/15/2029	1,512,000	1,431,726
5.250%, 06/15/2049	191,000	170,236
5.900%, 06/01/2053	665,000	647,595
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	263,000	256,246
5.300%, 05/19/2053	1,317,000	1,270,270
5.340%, 05/19/2063	564,000	532,364
UnitedHealth Group, Inc.
3.050%, 05/15/2041	133,000	98,162
4.600%, 04/15/2027	590,000	585,193
4.900%, 04/15/2031	590,000	584,526
5.500%, 04/15/2064	148,000	143,302
5.875%, 02/15/2053	267,000	277,288
		19,518,261
Industrials – 2.5%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	242,520	202,877
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	113,000	96,063
5.200%, 04/15/2054	300,000	287,383
Caterpillar Financial Services Corp.
4.500%, 01/08/2027	706,000	698,857
4.850%, 02/27/2029	857,000	857,203
5.000%, 05/14/2027	859,000	859,530
Crowley Conro LLC 4.181%, 08/15/2043	441,875	396,781
Daimler Truck Finance North America LLC 5.125%, 09/25/2029 (D)	248,000	246,183
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	929,000	904,760
Honeywell International, Inc.
5.250%, 03/01/2054	295,000	286,254
5.350%, 03/01/2064	295,000	286,264
John Deere Capital Corp.
4.150%, 09/15/2027	563,000	550,663
4.500%, 01/08/2027 to 01/16/2029	1,976,000	1,949,387
4.850%, 06/11/2029	1,008,000	1,004,739
4.900%, 06/11/2027	864,000	861,963
4.950%, 07/14/2028	224,000	224,235
5.050%, 06/12/2034	904,000	897,635
5.100%, 04/11/2034	714,000	711,965
5.150%, 09/08/2026	979,000	980,404
Lockheed Martin Corp.
4.800%, 08/15/2034	588,000	574,200
5.200%, 02/15/2064	411,000	388,583
Owens Corning
5.700%, 06/15/2034	434,000	437,994
5.950%, 06/15/2054	262,000	264,094
Republic Services, Inc.
5.000%, 11/15/2029	577,000	574,755
5.200%, 11/15/2034	718,000	712,772
RTX Corp.
6.100%, 03/15/2034	577,000	607,355
6.400%, 03/15/2054	582,000	634,568
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
3.750%, 02/01/2050	$180,000	$117,785
5.805%, 05/01/2050	745,000	671,394
6.259%, 05/01/2027 (D)	299,000	301,021
6.298%, 05/01/2029 (D)	448,000	454,299
6.388%, 05/01/2031 (D)	299,000	304,399
6.528%, 05/01/2034 (D)	448,000	458,707
6.858%, 05/01/2054 (D)	447,000	458,699
7.008%, 05/01/2064 (D)	299,000	306,137
Union Pacific Corp.
2.375%, 05/20/2031	268,000	227,469
2.800%, 02/14/2032	364,000	314,058
		20,111,435
Information technology – 2.3%
Adobe, Inc.
4.800%, 04/04/2029	716,000	716,764
4.950%, 04/04/2034	854,000	850,190
Analog Devices, Inc.
5.050%, 04/01/2034	573,000	570,685
5.300%, 04/01/2054	517,000	504,718
Apple, Inc.
2.375%, 02/08/2041	206,000	142,259
2.650%, 05/11/2050 to 02/08/2051	397,000	252,347
3.950%, 08/08/2052	540,000	438,670
Applied Materials, Inc. 4.800%, 06/15/2029	289,000	288,576
Broadcom, Inc.
2.450%, 02/15/2031 (D)	441,000	371,371
3.150%, 11/15/2025	332,000	321,684
4.926%, 05/15/2037 (D)	403,000	379,027
Cisco Systems, Inc.
4.800%, 02/26/2027	857,000	854,683
4.950%, 02/26/2031	571,000	570,519
5.050%, 02/26/2034	1,000,000	999,253
5.300%, 02/26/2054	428,000	419,190
Intel Corp.
2.800%, 08/12/2041	243,000	168,123
5.000%, 02/21/2031	430,000	427,420
5.600%, 02/21/2054	428,000	414,709
5.625%, 02/10/2043	162,000	160,451
5.700%, 02/10/2053	562,000	552,373
5.900%, 02/10/2063	393,000	392,172
Intuit, Inc.
5.125%, 09/15/2028	559,000	564,159
5.200%, 09/15/2033	559,000	561,344
5.250%, 09/15/2026	700,000	702,751
5.500%, 09/15/2053	560,000	562,655
KLA Corp.
3.300%, 03/01/2050	232,000	163,337
4.700%, 02/01/2034	570,000	554,000
Marvell Technology, Inc.
5.750%, 02/15/2029	421,000	429,823
5.950%, 09/15/2033	421,000	434,829
Micron Technology, Inc.
5.375%, 04/15/2028	1,413,000	1,418,994
5.875%, 02/09/2033	167,000	170,600
Oracle Corp. 4.000%, 07/15/2046	491,000	374,442
Qualcomm, Inc. 6.000%, 05/20/2053	636,000	686,123
Texas Instruments, Inc.
5.000%, 03/14/2053	621,000	582,572
5.150%, 02/08/2054	286,000	273,712
VMware LLC
1.000%, 08/15/2024	877,000	871,625

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VMware LLC (continued)
1.400%, 08/15/2026	$396,000	$364,628
		18,510,778
Materials – 0.7%
Anglo American Capital PLC 5.750%, 04/05/2034 (D)	419,000	418,133
Celanese US Holdings LLC
6.379%, 07/15/2032	656,000	674,095
6.550%, 11/15/2030	169,000	176,604
Glencore Funding LLC
5.371%, 04/04/2029 (D)	1,144,000	1,138,688
5.634%, 04/04/2034 (D)	999,000	983,662
LYB International Finance III LLC
3.625%, 04/01/2051	577,000	396,692
5.500%, 03/01/2034	786,000	777,678
The Dow Chemical Company
5.150%, 02/15/2034	571,000	558,553
5.600%, 02/15/2054	427,000	410,500
		5,534,605
Real estate – 1.4%
Agree LP
2.000%, 06/15/2028	528,000	466,391
2.600%, 06/15/2033	121,000	95,105
4.800%, 10/01/2032	266,000	249,436
American Homes 4 Rent LP
3.625%, 04/15/2032	486,000	424,904
4.300%, 04/15/2052	218,000	168,978
5.500%, 07/15/2034	577,000	566,926
American Tower Corp.
2.950%, 01/15/2051	141,000	88,178
3.125%, 01/15/2027	239,000	226,460
5.500%, 03/15/2028	562,000	565,317
5.900%, 11/15/2033	425,000	435,189
Brixmor Operating Partnership LP 2.500%, 08/16/2031	466,000	383,116
Crown Castle, Inc.
2.100%, 04/01/2031	479,000	387,907
2.900%, 04/01/2041	257,000	177,854
5.800%, 03/01/2034	873,000	881,847
Essex Portfolio LP 2.550%, 06/15/2031	251,000	209,093
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	84,000	66,691
4.150%, 04/15/2032	485,000	442,453
Mid-America Apartments LP 5.300%, 02/15/2032	434,000	432,093
Realty Income Corp.
2.100%, 03/15/2028	274,000	245,522
2.200%, 06/15/2028	261,000	233,519
2.850%, 12/15/2032	353,000	290,923
3.400%, 01/15/2030	292,000	265,906
4.900%, 07/15/2033	418,000	399,570
5.125%, 02/15/2034	609,000	591,146
5.625%, 10/13/2032	214,000	216,683
Regency Centers LP
2.950%, 09/15/2029	665,000	596,965
5.250%, 01/15/2034	570,000	555,137
STORE Capital Corp.
2.700%, 12/01/2031	169,000	135,339
2.750%, 11/18/2030	431,000	357,112
4.500%, 03/15/2028	280,000	266,488
4.625%, 03/15/2029	311,000	293,722
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Sun Communities Operating LP 4.200%, 04/15/2032	$632,000	$566,648
		11,282,618
Utilities – 2.3%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	176,000	146,408
Baltimore Gas and Electric Company 2.250%, 06/15/2031	376,000	313,255
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	279,000	202,002
5.150%, 03/01/2034	343,000	340,319
5.200%, 10/01/2028	422,000	425,523
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	85,000	56,029
5.375%, 05/15/2034	433,000	435,152
5.500%, 03/15/2034	719,000	730,318
5.700%, 05/15/2054	288,000	287,315
5.900%, 11/15/2053	283,000	289,420
DTE Electric Company
2.950%, 03/01/2050	439,000	282,803
3.650%, 03/01/2052	202,000	148,608
DTE Energy Company 5.850%, 06/01/2034	405,000	410,863
Duke Energy Carolinas LLC
2.550%, 04/15/2031	172,000	146,496
2.850%, 03/15/2032	467,000	400,095
3.550%, 03/15/2052	340,000	240,076
4.950%, 01/15/2033	288,000	283,068
5.350%, 01/15/2053	564,000	535,711
5.400%, 01/15/2054	283,000	271,517
Duke Energy Corp. 3.500%, 06/15/2051	234,000	158,213
Duke Energy Florida LLC 2.400%, 12/15/2031	375,000	311,359
Duke Energy Progress LLC 2.500%, 08/15/2050	381,000	219,343
Entergy Arkansas LLC
2.650%, 06/15/2051	339,000	197,185
5.150%, 01/15/2033	565,000	558,938
Eversource Energy
5.850%, 04/15/2031	573,000	580,149
5.950%, 07/15/2034	345,000	347,988
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	368,000	344,389
4.300%, 01/15/2029 (D)	444,000	427,222
5.150%, 03/30/2026 (D)	283,000	281,090
5.200%, 04/01/2028 (D)	291,000	290,737
Florida Power & Light Company 5.600%, 06/15/2054	376,000	379,821
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	228,308
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	415,000	342,949
MidAmerican Energy Company 2.700%, 08/01/2052	327,000	196,343
Mississippi Power Company
3.100%, 07/30/2051	451,000	285,483
4.250%, 03/15/2042	192,000	157,772
Northern States Power Company 5.400%, 03/15/2054	229,000	220,636
NSTAR Electric Company 5.400%, 06/01/2034	436,000	436,390

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Oncor Electric Delivery Company LLC 5.550%, 06/15/2054 (D)	$489,000	$479,530
Pacific Gas & Electric Company
3.500%, 08/01/2050	143,000	93,322
3.950%, 12/01/2047	833,000	596,527
4.200%, 06/01/2041	219,000	171,548
4.750%, 02/15/2044	127,000	103,768
4.950%, 07/01/2050	1,203,000	993,944
5.800%, 05/15/2034	401,000	398,452
PECO Energy Company 2.850%, 09/15/2051	454,000	280,533
Public Service Company of Oklahoma 3.150%, 08/15/2051	256,000	164,749
Public Service Electric & Gas Company
1.900%, 08/15/2031	647,000	523,556
2.050%, 08/01/2050	105,000	56,777
2.700%, 05/01/2050	177,000	111,049
Public Service Enterprise Group, Inc.
5.200%, 04/01/2029	429,000	427,779
5.450%, 04/01/2034	486,000	481,710
5.875%, 10/15/2028	577,000	590,163
Southern California Edison Company 4.125%, 03/01/2048	284,000	220,490
Virginia Electric & Power Company 2.950%, 11/15/2051	376,000	234,840
		17,838,030
TOTAL CORPORATE BONDS (Cost $208,279,961)		$204,340,482
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	285,000	175,461
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	843,783
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	793,184
Ohio State University 4.800%, 06/01/2111	464,000	416,738
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	495,804
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,724,970
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.4%
Commercial and residential – 2.1%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	105,946	97,329
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	62,731	58,289
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	435,314	349,568
BANK
Series 2024-5YR7, Class A3, 5.769%, 06/15/2057	290,000	294,018
Series 2024-BNK47, Class A5, 5.716%, 06/15/2057	538,000	553,341
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	175,654	170,952
Series 2024-C26, Class A5, 5.829%, 05/15/2057	270,000	281,050
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust Series 2024-V7, Class A3 6.228%, 05/15/2056 (F)	$809,000	$835,401
BMO Mortgage Trust
Series 2024-5C4, Class A3, 6.526%, 05/15/2057 (F)	569,000	595,912
Series 2024-C9, Class A5, 5.759%, 07/15/2057 (C)	535,000	551,048
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	246,368	233,423
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 6.143%, 09/15/2036 (A)(D)	2,021,000	1,995,755
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	165,009	160,266
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	590,678	477,363
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	614,517	504,015
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	15,110	15,085
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	363,680	355,028
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	301,749	295,108
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	820,910
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	248,609	245,013
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A3, 2.912%, 10/15/2048	993,317	980,509
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	517,947
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	198,000	188,823
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	236,234	203,346
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	557,000	463,661
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	120,716	112,183
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	42,491	39,814
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	151,661	144,332

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust (continued)
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	$132,912	$122,975
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	200,236	178,271
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	538,513	461,608
Verus Securitization Trust
Series 2019-4, Class A1, 3.642%, 11/25/2059 (D)	162,946	158,191
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	65,714	63,808
Series 2020-2, Class A1, 3.226%, 05/25/2060 (D)(F)	17,132	17,014
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	246,958	217,182
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	479,951	418,743
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	402,795	337,826
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	501,208	405,690
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	1,199,963	997,837
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 1.829%, 10/25/2066 (D)	582,876	509,697
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	549,354	481,331
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	187,524	172,651
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	226,942	203,317
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	141,704	132,092
		16,417,722
U.S. Government Agency – 15.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	871,545	782,556
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.948%, 08/15/2042 (A)	262,237	257,909
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.948%, 08/15/2042 (A)	418,286	411,404
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.948%, 09/15/2042 (A)	423,538	416,519
Series 3693, Class FC (30 day Average SOFR + 0.614%), 5.948%, 07/15/2040 (A)	213,897	213,214
Series 3919, Class FA (30 day Average SOFR + 0.614%), 5.948%, 09/15/2041 (A)	201,480	200,760
Series 3951, Class FN (30 day Average SOFR + 0.564%), 5.898%, 11/15/2041 (A)	157,075	156,109
Series 3958, Class AF (30 day Average SOFR + 0.564%), 5.898%, 11/15/2041 (A)	192,386	191,217
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 3975, Class CF (30 day Average SOFR + 0.604%), 5.938%, 12/15/2041 (A)	$153,636	$152,942
Series 3975, Class FA (30 day Average SOFR + 0.604%), 5.938%, 12/15/2041 (A)	185,609	184,817
Series 3990, Class FG (30 day Average SOFR + 0.564%), 5.898%, 01/15/2042 (A)	226,814	225,551
Series 4047, Class CX, 3.500%, 05/15/2042	812,000	725,563
Series 4059, Class FP (30 day Average SOFR + 0.564%), 5.898%, 06/15/2042 (A)	253,881	252,340
Series 4091, Class BX, 3.250%, 10/15/2041	420,474	382,129
Series 4091, Class EX, 3.375%, 07/15/2042	265,810	241,871
Series 4091, Class FN (30 day Average SOFR + 0.514%), 5.848%, 08/15/2042 (A)	248,667	246,369
Series 4091, Class MX, 3.250%, 02/15/2042	333,040	301,105
Series 4117, Class HB, 2.500%, 10/15/2042	279,000	236,922
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.848%, 10/15/2042 (A)	296,328	290,688
Series 4205, Class PA, 1.750%, 05/15/2043	283,008	235,683
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.948%, 08/15/2043 (A)	762,820	749,020
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.898%, 12/15/2043 (A)	565,431	555,182
Series 4446, Class CP, 2.250%, 03/15/2045	354,752	304,418
Series 4544, Class P, 2.500%, 01/15/2046	1,656,243	1,407,617
Series 4582, Class HA, 3.000%, 09/15/2045	1,339,350	1,232,330
Series 4587, Class AF (30 day Average SOFR + 0.464%), 5.798%, 06/15/2046 (A)	412,685	410,450
Series 4604, Class FB (30 day Average SOFR + 0.514%), 5.848%, 08/15/2046 (A)	713,138	703,638
Series 4611, Class BF (30 day Average SOFR + 0.514%), 5.848%, 06/15/2041 (A)	2,676,852	2,643,057
Series 4620, Class LF (30 day Average SOFR + 0.514%), 5.848%, 10/15/2046 (A)	393,983	389,124
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.948%, 01/15/2055 (A)	392,858	384,060
Series 4709, Class FA (30 day Average SOFR + 0.414%), 5.748%, 08/15/2047 (A)	284,243	279,606
Series 4719, Class LA, 3.500%, 09/15/2047	383,201	344,251

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4719, Class LM, 3.000%, 09/15/2047	$294,142	$256,281
Series 4742, Class PA, 3.000%, 10/15/2047	759,112	673,994
Series 4753, Class BD, 3.000%, 01/15/2048	296,000	255,333
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.748%, 09/15/2048 (A)	246,006	239,515
Series 4854, Class FB (30 day Average SOFR + 0.414%), 5.748%, 01/15/2049 (A)	753,174	741,830
Series 4857, Class JA, 3.350%, 01/15/2049	1,162,667	1,082,742
Series 4880, Class DA, 3.000%, 05/15/2050	586,838	523,567
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.850%, 08/25/2049 (A)	233,185	228,350
Series 4927, Class BG, 3.000%, 11/25/2049	512,422	459,299
Series 4937, Class MD, 2.500%, 10/25/2049	514,477	440,744
Series 4940, Class AG, 3.000%, 05/15/2040	336,066	309,381
Series 4941, Class GA, 2.000%, 12/15/2047	294,294	240,913
Series 4954, Class LB, 2.500%, 02/25/2050	322,598	275,952
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	256,251
Series 4979, Class UC, 1.500%, 06/25/2050	968,112	752,626
Series 4988, Class KF (30 day Average SOFR + 0.464%), 5.800%, 07/25/2050 (A)	418,091	410,719
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.900%, 07/25/2050 (A)	2,217,251	2,160,527
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.800%, 08/25/2050 (A)	461,424	446,177
Series 5020, Class ET, 3.500%, 10/25/2050	441,185	392,886
Series 5058, Class BC, 5.000%, 11/25/2050	318,223	308,598
Series 5091, Class AB, 1.500%, 03/25/2051	905,354	714,956
Series 5092, Class HE, 2.000%, 02/25/2051	522,208	430,796
Series 5116, Class PB, 2.250%, 02/25/2051	543,882	464,543
Series 5118, Class CA, 1.500%, 10/15/2033	474,000	416,694
Series 5119, Class AB, 1.500%, 08/25/2049	408,960	317,816
Series 5119, Class QF (30 day Average SOFR + 0.200%), 5.535%, 06/25/2051 (A)	667,409	629,142
Series 5143, Class GA, 2.000%, 06/25/2049	335,846	269,959
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5178, Class TP, 2.500%, 04/25/2049	$720,353	$614,184
Series 5182, Class M, 2.500%, 05/25/2049	431,314	374,682
Series 5184, Class AB, 2.500%, 05/25/2048	316,841	278,606
Series 5201, Class CA, 2.500%, 07/25/2048	635,748	562,292
Series 5202, Class BH, 2.000%, 12/25/2047	340,584	300,928
Series 5202, Class LA, 2.500%, 05/25/2049	657,628	563,644
Series 5202, Class MB, 3.000%, 11/25/2048	840,650	747,757
Series 5202, Class TA, 2.500%, 12/25/2048	984,060	880,591
Series 5206, Class CA, 3.000%, 02/25/2047	375,341	334,100
Series 5206, Class CD, 3.500%, 05/25/2049	648,030	587,684
Series 5207, Class PA, 3.000%, 06/25/2051	693,926	603,978
Series 5209, Class EA, 3.000%, 08/25/2050	530,919	474,241
Series 5209, Class EJ, 3.000%, 08/25/2050	530,919	474,241
Series 5210, Class DC, 3.000%, 09/25/2051	498,122	452,324
Series 5214, Class BY, 3.000%, 04/25/2052	496,000	396,197
Series 5217, Class CD, 2.500%, 07/25/2049	528,843	479,389
Series 5220, Class QK, 3.500%, 09/25/2050	1,016,593	943,997
Series 5228, Class TN, 3.500%, 07/25/2039	351,378	328,442
Series 5335, Class FB (30 day Average SOFR + 0.814%), 6.148%, 10/15/2039 (A)	860,949	863,511
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.748%, 04/15/2045 (A)	856,570	834,870
Series 5386, Class DM, 2.000%, 03/25/2044	544,000	378,555
Series 5396, Class HF (30 day Average SOFR + 0.950%), 6.285%, 04/25/2054 (A)	1,200,663	1,208,180
Series 5399, Class FB (30 day Average SOFR + 0.900%), 6.235%, 04/25/2054 (A)	679,333	679,557
Series 5410, Class JY, 3.000%, 03/15/2044	484,000	403,569
Federal National Mortgage Association
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 5.860%, 09/25/2040 (A)	202,228	200,852
Series 2011-111, Class DB, 4.000%, 11/25/2041	430,858	407,205
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 5.900%, 11/25/2041 (A)	178,483	177,309

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 5.900%, 11/25/2041 (A)	$411,240	$408,619
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 5.900%, 12/25/2041 (A)	190,125	188,969
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 5.950%, 01/25/2042 (A)	216,025	215,266
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 5.790%, 10/25/2042 (A)	176,534	174,092
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 5.950%, 02/25/2042 (A)	188,170	187,482
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.800%, 12/25/2042 (A)	345,013	336,942
Series 2012-151, Class NX, 1.500%, 01/25/2043	301,336	250,009
Series 2012-35, Class FL (30 day Average SOFR + 0.614%), 5.950%, 04/25/2042 (A)	153,394	152,828
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 5.950%, 05/25/2042 (A)	253,120	252,059
Series 2012-9, Class FA (30 day Average SOFR + 0.614%), 5.950%, 02/25/2042 (A)	144,571	144,033
Series 2012-9, Class WF (30 day Average SOFR + 0.614%), 5.950%, 02/25/2042 (A)	146,924	146,341
Series 2013-11, Class AP, 1.500%, 01/25/2043	911,858	813,918
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.800%, 03/25/2043 (A)	415,932	406,236
Series 2013-43, Class BP, 1.750%, 05/25/2043	345,837	288,551
Series 2013-49, Class AP, 1.750%, 05/25/2043	209,091	171,056
Series 2014-17, Class DY, 3.500%, 04/25/2044	526,000	466,595
Series 2014-25, Class EL, 3.000%, 05/25/2044	398,530	357,282
Series 2014-74, Class PC, 2.500%, 06/25/2044	310,845	285,327
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.750%, 05/25/2045 (A)	605,648	590,512
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.750%, 05/25/2045 (A)	373,197	363,259
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.750%, 07/25/2045 (A)	452,087	440,256
Series 2015-8, Class AP, 2.000%, 03/25/2045	712,038	617,243
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,070,510	969,424
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 5.800%, 03/25/2046 (A)	$199,132	$196,460
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 5.800%, 03/25/2046 (A)	275,247	270,842
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.850%, 04/25/2046 (A)	1,289,602	1,272,219
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 5.850%, 04/25/2046 (A)	520,631	513,231
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 5.850%, 04/25/2046 (A)	437,745	431,856
Series 2016-3, Class PL, 2.500%, 02/25/2046	2,669,024	2,226,205
Series 2016-45, Class PB, 3.000%, 07/25/2046	292,000	218,021
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,129,752	1,022,888
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,352,705	1,945,669
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 5.850%, 10/25/2046 (A)	416,201	411,106
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 5.850%, 10/25/2046 (A)	322,820	318,473
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 5.850%, 03/25/2044 (A)	212,854	209,933
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 5.850%, 11/25/2046 (A)	322,974	318,596
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 5.850%, 11/25/2046 (A)	738,820	729,712
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 5.850%, 11/25/2046 (A)	661,857	652,873
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 5.850%, 11/25/2046 (A)	315,825	311,515
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 5.850%, 11/25/2046 (A)	805,478	794,248
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 5.900%, 12/25/2046 (A)	572,168	565,367
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 5.850%, 12/25/2046 (A)	307,626	306,268
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 5.850%, 03/25/2047 (A)	341,551	336,930
Series 2017-13, Class PA, 3.000%, 08/25/2046	470,637	425,680
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 5.850%, 04/25/2047 (A)	365,181	360,153

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-24, Class PG, 2.625%, 04/25/2047	$1,144,877	$975,653
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 5.800%, 04/25/2047 (A)	886,107	874,096
Series 2017-79, Class FB (30 day Average SOFR + 0.364%), 5.700%, 10/25/2047 (A)	691,526	685,970
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 5.850%, 03/25/2047 (A)	389,660	384,380
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 5.850%, 03/25/2047 (A)	282,050	278,248
Series 2018-14, Class KC, 3.000%, 03/25/2048	758,256	704,597
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 5.700%, 06/25/2048 (A)	720,551	713,459
Series 2018-38, Class MA, 3.300%, 06/25/2048	584,589	541,481
Series 2018-45, Class TM, 3.000%, 06/25/2048	459,839	403,898
Series 2018-55, Class GA, 3.375%, 08/25/2048	446,719	413,421
Series 2018-64, Class A, 3.000%, 09/25/2048	402,250	344,997
Series 2018-8, Class KL, 2.500%, 03/25/2047	421,530	366,346
Series 2018-85, Class EA, 3.500%, 12/25/2048	325,421	307,742
Series 2019-13, Class PE, 3.000%, 03/25/2049	272,471	240,760
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.950%, 04/25/2049 (A)	234,612	230,355
Series 2019-25, Class PA, 3.000%, 05/25/2048	736,464	665,891
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.950%, 08/25/2059 (A)	565,637	554,385
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.850%, 08/25/2049 (A)	452,808	443,123
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.900%, 11/25/2049 (A)	237,099	232,254
Series 2020-37, Class DA, 1.500%, 06/25/2050	238,835	204,763
Series 2020-45, Class JL, 3.000%, 07/25/2040	815,050	735,053
Series 2020-48, Class AB, 2.000%, 07/25/2050	369,443	299,250
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,134,559	934,156
Series 2020-57, Class LJ, 2.000%, 08/25/2050	509,000	356,139
Series 2020-59, Class NC, 3.000%, 08/25/2040	490,239	440,271
Series 2021-22, Class MN, 2.750%, 10/25/2050	561,204	492,611
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-26, Class BD, 1.750%, 05/25/2051	$300,692	$258,566
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,598,708	1,267,500
Series 2021-33, Class AV, 2.500%, 03/25/2048	230,641	167,566
Series 2021-42, Class AC, 2.000%, 02/25/2051	441,293	371,296
Series 2021-42, Class DC, 2.000%, 11/25/2050	1,063,164	886,980
Series 2021-73, Class A, 2.500%, 11/25/2049	583,196	500,897
Series 2021-73, Class DJ, 2.000%, 03/25/2049	605,463	502,571
Series 2021-76, Class KB, 1.250%, 11/25/2051	260,927	209,516
Series 2021-78, Class ND, 1.500%, 11/25/2051	861,629	685,116
Series 2021-86, Class MA, 2.500%, 11/25/2047	933,123	820,990
Series 2021-91, Class AB, 2.500%, 09/25/2049	548,373	473,311
Series 2021-96, Class AH, 2.500%, 03/25/2049	608,539	521,322
Series 2022-11, Class D, 3.000%, 01/25/2050	607,307	543,658
Series 2022-18, Class DL, 3.250%, 07/25/2046	779,882	709,806
Series 2022-28, Class CA, 2.000%, 01/25/2048	537,203	467,643
Series 2022-3, Class N, 2.000%, 10/25/2047	1,553,588	1,320,872
Series 2022-4, Class MH, 3.000%, 09/25/2048	628,601	569,618
Series 2022-49, Class NQ, 3.000%, 02/25/2052	292,000	251,335
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	511,853
Series 2022-9, Class DJ, 3.250%, 03/25/2049	437,154	396,810
Series 2023-14, Class EJ, 2.750%, 04/25/2049	539,858	483,736
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.850%, 01/25/2050 (A)	931,630	912,054
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 6.000%, 06/25/2040 (A)	596,196	592,937
Series 2024-26, Class KY, 3.000%, 12/25/2043	480,000	399,073
Series 414, Class A35, 3.500%, 10/25/2042	951,879	877,685
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	465,616	450,252
Series 2013-152, Class HA, 2.500%, 06/20/2043	505,224	453,017
Series 2014-181, Class L, 3.000%, 12/20/2044	334,000	293,068
Series 2015-144, Class CA, 2.500%, 10/20/2045	537,003	461,253

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2016-136, Class A, 3.000%, 07/20/2044	$281,797	$245,121
Series 2016-93, Class AB, 1.750%, 07/20/2044	608,066	479,069
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,216,282	1,074,126
Series 2017-167, Class BQ, 2.500%, 08/20/2044	398,442	360,070
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	363,294
Series 2020-133, Class GA, 1.000%, 09/20/2050	630,664	524,491
Series 2020-138, Class LE, 1.500%, 09/20/2050	1,435,308	1,128,791
Series 2021-215, Class GA, 2.000%, 12/20/2051	326,552	275,143
Series 2021-227, Class E, 2.500%, 07/20/2050	2,279,427	1,939,262
Series 2021-27, Class BD, 5.000%, 02/20/2051	463,249	448,748
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	597,069	570,708
Series 2021-27, Class NT, 5.000%, 02/20/2051	473,661	445,010
Series 2021-27, Class Q, 5.000%, 02/20/2051	418,351	393,735
Series 2021-8, Class CY, 5.000%, 01/20/2051	419,023	408,751
Series 2022-107, Class C, 2.500%, 06/20/2051	1,952,960	1,596,470
Series 2022-153, Class KA, 4.000%, 12/20/2049	525,928	501,790
Series 2022-191, Class B, 4.000%, 06/20/2041	2,382,000	2,214,743
Series 2022-191, Class BY, 4.000%, 08/20/2041	2,598,000	2,421,918
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 6.033%, 11/20/2052 (A)	1,800,439	1,779,161
Series 2022-205, Class A, 2.000%, 09/20/2051	719,254	566,680
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,226,904	1,062,254
Series 2022-34, Class DN, 3.500%, 09/20/2041	989,227	905,432
Series 2022-5, Class BA, 2.000%, 10/20/2049	2,396,883	2,007,693
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,715,254	1,496,579
Series 2022-66, Class CG, 3.500%, 04/20/2052	1,091,593	1,012,560
Series 2022-84, Class A, 2.500%, 01/20/2052	586,476	478,788
Series 2023-196, Class E, 3.000%, 09/20/2048	711,433	652,681
Series 2024-45, Class BD, 2.000%, 03/20/2054	394,061	346,350
		120,706,459
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $141,691,916)		$137,124,181
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 8.5%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	$331,000	$329,630
American Express Credit Account Master Trust Series 2024-2, Class A 5.240%, 04/15/2031	3,171,000	3,230,009
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	573,035	568,906
Series 2023-1, Class A3 5.620%, 11/18/2027	295,000	295,501
Series 2023-2, Class A3 5.810%, 05/18/2028	599,000	601,655
BA Credit Card Trust
Series 2023-A2, Class A2 4.980%, 11/15/2028	2,288,000	2,286,322
Series 2024-A1, Class A 4.930%, 05/15/2029	1,712,000	1,712,679
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3 4.870%, 02/15/2028	1,070,000	1,062,662
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	406,461
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 7.110%, 11/26/2046 (A)(D)	236,629	238,644
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	179,909	171,650
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	320,027	298,095
Discover Card Execution Note Trust
Series 2023-A1, Class A 4.310%, 03/15/2028	868,000	854,919
Series 2023-A2, Class A 4.930%, 06/15/2028	2,632,000	2,621,066
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	301,690
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	299,103
Series 2023-A, Class A3 4.650%, 02/15/2028	1,281,000	1,269,045
Series 2024-1, Class A (4.870% to 2-15-29, then 9.730% thereafter) 4.870%, 08/15/2036 (D)	562,000	557,346
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	416,000	414,182
Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	264,315
Series 2024-2, Class A3 5.390%, 07/20/2027	660,000	661,912
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A3 4.820%, 08/16/2027	510,000	507,010
Series 2024-2, Class A3 5.100%, 03/16/2029	902,000	901,842

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (D)	$434,000	$432,281
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.270%, 11/20/2028	1,260,000	1,263,401
Series 2024-2, Class A4 5.210%, 07/18/2030	1,028,000	1,032,228
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	661,000	657,916
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	447,000	449,754
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	524,162
Series 2022-A, Class A3 2.220%, 10/15/2026	631,057	619,619
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	327,167
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	589,783
Series 2023-B, Class A3 5.480%, 04/17/2028	338,000	338,965
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	694,216
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 7.043%, 10/15/2031 (A)(D)	162,258	162,730
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.593%, 12/15/2045 (A)(D)	122,652	123,483
Navient Private Education Refi Loan Trust
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	3,482	3,472
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	386,380	375,894
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	300,583	290,609
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	823,172	779,311
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	448,134	420,112
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	78,673	71,956
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	318,569	288,150
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	193,729	170,250
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	811,321	714,514
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,127,019	979,974
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	713,067	609,607
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	178,052	155,453
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	1,751,965	1,545,266
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	730,265	638,374
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.789%, 10/27/2036 (A)	$424,306	$421,581
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.769%, 01/25/2037 (A)	315,529	313,426
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.719%, 10/25/2033 (A)	1,365,346	1,351,149
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.715%, 03/23/2037 (A)	1,219,810	1,207,006
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.735%, 12/24/2035 (A)	806,069	797,645
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.795%, 03/22/2032 (A)	230,847	223,993
Nissan Auto Lease Trust
Series 2023-B, Class A4 5.610%, 11/15/2027	585,000	585,349
Series 2024-A, Class A4 4.970%, 09/15/2028	317,000	315,269
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	409,256
Series 2024-A, Class A3 5.280%, 12/15/2028	1,350,000	1,354,491
Series 2024-A, Class A4 5.180%, 04/15/2031	510,000	512,006
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	301,262	299,794
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	297,868
Santander Drive Auto Receivables Trust
Series 2022-3, Class A3 3.400%, 12/15/2026	77,389	77,247
Series 2022-4, Class A3 4.140%, 02/16/2027	265,119	264,332
Series 2022-5, Class A3 4.110%, 08/17/2026	80,544	80,467
Series 2022-6, Class A3 4.490%, 11/16/2026	421,100	420,288
Series 2022-7, Class A3 5.750%, 04/15/2027	274,020	274,024
Series 2024-3, Class A3 5.630%, 01/16/2029	665,000	665,836
SBNA Auto Lease Trust
Series 2024-A, Class A3 5.390%, 11/20/2026 (D)	604,000	602,881
Series 2024-A, Class A4 5.240%, 01/22/2029 (D)	827,000	825,716
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	408,000	406,915
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	175,000	174,530
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	904,000	898,438
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	153,000	151,826
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	570,000	571,488

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	$19,372	$19,068
Series 2016-C, Class A2B (1 month CME Term SOFR + 1.214%) 6.543%, 09/15/2034 (A)(D)	49,409	49,449
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	1,007,611	888,268
Series 2024-D, Class A1A 5.380%, 07/05/2053 (D)	301,000	300,001
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	13,136	12,727
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	65,139	59,514
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	572,895	487,856
Synchrony Card Funding LLC Series 2023-A1, Class A 5.540%, 07/15/2029	1,412,000	1,421,435
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	656,000	652,450
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	907,000	905,052
Toyota Auto Loan Extended Note Trust Series 2024-1A, Class A 5.160%, 11/25/2036 (D)	1,039,000	1,045,379
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	379,841
Series 2023-B, Class A3 4.710%, 02/15/2028	772,000	764,039
Series 2023-C, Class A3 5.160%, 04/17/2028	928,000	925,432
Verizon Master Trust
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	1,025,000	1,006,268
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	765,000	750,646
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,159,442
Series 2023-2, Class A 4.890%, 04/13/2028	432,000	429,905
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	1,983,010
Series 2024-1, Class A1A 5.000%, 12/20/2028	1,376,000	1,370,194
Series 2024-5, Class A 5.832%, 06/21/2032 (D)	1,475,000	1,471,773
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	853,000	849,602
WF Card Issuance Trust Series 2024-A1, Class A 4.940%, 02/15/2029	1,726,000	1,723,256
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust Series 2024-A, Class A 5.470%, 02/17/2031	$358,000	$360,189
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	321,351	321,463
TOTAL ASSET BACKED SECURITIES (Cost $68,155,126)		$66,952,371
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 5.2940% (G)(H)	3,683	36,818
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (G)	17,760,151	17,760,151
TOTAL SHORT-TERM INVESTMENTS (Cost $17,796,971)		$17,796,969
Total Investments (Core Bond Trust) (Cost $851,639,284) – 105.0%		$828,614,100
Other assets and liabilities, net – (5.0%)		(39,134,638)
TOTAL NET ASSETS – 100.0%		$789,479,462
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 6-30-24.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 6-30-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 6.375%, (6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$743,123	$305,609

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina
1.000%, 07/09/2029	$59,073	$33,819
3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	426,571	178,642
		518,070
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $711,339)		$518,070
CORPORATE BONDS – 84.9%
Communication services – 10.1%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	719,050	739,716
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	644,302
Altice Financing SA 5.750%, 08/15/2029 (A)	780,000	566,324
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	255,341
Altice France SA 5.125%, 07/15/2029 (A)	1,630,000	1,071,890
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)(B)	1,060,000	718,115
Banijay Entertainment SASU 8.125%, 05/01/2029 (A)	460,000	470,442
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	174,452
4.500%, 05/01/2032	1,560,000	1,256,457
4.500%, 06/01/2033 (A)	260,000	204,652
4.750%, 02/01/2032 (A)	1,140,000	933,626
Charter Communications Operating LLC
3.700%, 04/01/2051	480,000	291,884
6.484%, 10/23/2045	230,000	210,077
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	760,000	635,071
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	155,123
5.000%, 11/15/2031 (A)	330,000	119,628
5.750%, 01/15/2030 (A)	600,000	226,469
6.500%, 02/01/2029 (A)	1,320,000	963,445
11.250%, 05/15/2028 (A)	380,000	330,937
CSC Holdings LLC 11.750%, 01/31/2029 (A)	470,000	400,841
Directv Financing LLC 5.875%, 08/15/2027 (A)	780,000	733,657
DISH DBS Corp.
5.125%, 06/01/2029	1,000,000	396,011
5.750%, 12/01/2028 (A)(B)	900,000	623,982
5.875%, 11/15/2024 (B)	780,000	740,659
7.750%, 07/01/2026 (B)	870,000	540,066
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	620,000	591,917
Gray Television, Inc. 5.375%, 11/15/2031 (A)	890,000	504,520
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)(B)	190,000	96,238
5.250%, 08/15/2027 (A)(B)	410,000	217,690
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	670,000	626,933
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	430,000	415,908
Telecom Italia Capital SA 6.000%, 09/30/2034 (A)	469,000	443,855
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Time Warner Cable LLC 7.300%, 07/01/2038	$220,000	$222,632
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	390,000	380,339
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	228,031
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	301,670
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	590,363
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	286,705
		18,309,968
Consumer discretionary – 17.7%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	246,141
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	421,000	404,960
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	990,440
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	671,707	748,953
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	250,000	233,275
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	450,000	412,547
6.500%, 02/15/2032 (A)	480,000	482,354
7.000%, 02/15/2030 (A)	440,000	449,540
Carnival Corp.
5.750%, 03/01/2027 (A)	460,000	454,445
6.000%, 05/01/2029 (A)(B)	970,000	958,185
7.000%, 08/15/2029 (A)	370,000	383,538
10.500%, 06/01/2030 (A)(B)	940,000	1,021,131
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	510,000	552,118
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	840,000	773,864
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	390,000	348,448
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)(B)	410,000	348,602
Empire Communities Corp. 9.750%, 05/01/2029 (A)	560,000	569,800
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	640,000	582,823
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)	640,000	533,239
Ford Motor Company
3.250%, 02/12/2032	340,000	280,987
6.100%, 08/19/2032	20,000	19,971
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	723,098
7.350%, 03/06/2030	940,000	994,797
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)(B)	1,160,000	1,111,329
Garrett Motion Holdings, Inc. 7.750%, 05/31/2032 (A)	460,000	466,174
Gates Corp. 6.875%, 07/01/2029 (A)	310,000	315,406
Global Auto Holdings, Ltd. 8.750%, 01/15/2032 (A)	610,000	583,740

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Melco Resorts Finance, Ltd.
5.375%, 12/04/2029 (A)	$340,000	$303,797
7.625%, 04/17/2032 (A)	420,000	416,497
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (A)	140,000	132,727
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	980,000	967,197
7.750%, 02/15/2029 (A)(B)	720,000	748,585
8.125%, 01/15/2029 (A)	690,000	722,949
8.375%, 02/01/2028 (A)	800,000	835,953
NCL Finance, Ltd. 6.125%, 03/15/2028 (A)(B)	280,000	276,510
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	296,382
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	243,467
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028	720,000	672,851
6.250%, 03/15/2032 (A)	1,160,000	1,169,745
7.250%, 01/15/2030 (A)	840,000	869,749
Sally Holdings LLC 6.750%, 03/01/2032	660,000	652,032
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	432,826
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	304,453
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	268,283
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)	560,000	447,998
TopBuild Corp. 3.625%, 03/15/2029 (A)	490,000	439,782
Upbound Group, Inc. 6.375%, 02/15/2029 (A)(B)	790,000	757,840
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	168,241
7.000%, 02/15/2029 (A)	490,000	492,611
9.125%, 07/15/2031 (A)	1,290,000	1,397,153
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,000,000	969,386
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	309,252
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	308,777
5.625%, 08/26/2028 (A)	720,000	675,212
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	190,000	180,702
7.125%, 02/15/2031 (A)	600,000	622,154
ZF North America Capital, Inc.
6.875%, 04/23/2032 (A)	670,000	692,683
7.125%, 04/14/2030 (A)	500,000	517,684
		32,283,743
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	400,000	393,307
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	518,822
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	588,352
		1,500,481
Energy – 10.4%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,000,000	986,863
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	669,732
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Blue Racer Midstream LLC (continued)
7.250%, 07/15/2032 (A)	$630,000	$647,733
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	79,233
Chord Energy Corp. 6.375%, 06/01/2026 (A)	870,000	869,770
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	666,861
Crescent Energy Finance LLC
7.625%, 04/01/2032 (A)	400,000	407,676
9.250%, 02/15/2028 (A)	540,000	570,528
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	294,679
6.750%, 09/15/2037 (A)	200,000	215,924
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	180,000	177,543
EQM Midstream Partners LP
6.500%, 07/15/2048	920,000	928,810
7.500%, 06/01/2030 (A)	360,000	384,187
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	530,000	509,690
8.375%, 11/01/2033 (A)	440,000	468,933
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	360,000	365,600
8.875%, 07/15/2028 (A)	370,000	391,507
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	620,000	629,045
Noble Finance II LLC 8.000%, 04/15/2030 (A)	390,000	405,880
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	859,592
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	200,000	196,938
7.000%, 01/15/2032 (A)	700,000	719,086
8.000%, 04/15/2027 (A)	260,000	265,834
9.875%, 07/15/2031 (A)	570,000	630,936
Range Resources Corp.
4.750%, 02/15/2030 (A)	120,000	112,602
8.250%, 01/15/2029	490,000	507,755
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)(B)	620,000	592,895
SilverBow Resources, Inc. 13.089%, (3 month CME Term SOFR + 7.750%), 12/15/2028 (A)(E)	873,304	912,603
Southwestern Energy Company 4.750%, 02/01/2032	790,000	726,741
Summit Midstream Holdings LLC 10.000%, 10/15/2026 (A)	380,000	390,698
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	590,000	549,703
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	320,000	272,674
4.125%, 08/15/2031 (A)	500,000	448,683
6.250%, 01/15/2030 (A)	570,000	578,491
Venture Global LNG, Inc. 9.875%, 02/01/2032 (A)	1,310,000	1,425,837
		18,861,262
Financials – 11.9%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	200,000	177,620
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	790,000	662,274

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	$600,000	$665,103
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	390,000	389,027
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(D)	500,000	504,258
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(D)	210,000	210,783
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	1,100,000	1,146,917
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	608,982
6.875%, 04/15/2030 (A)	500,000	490,948
9.250%, 07/01/2031 (A)	530,000	557,820
Citigroup, Inc. 7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (D)	500,000	512,371
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	540,000	432,970
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	860,000	872,642
FirstCash, Inc.
4.625%, 09/01/2028 (A)	280,000	263,111
5.625%, 01/01/2030 (A)	440,000	416,725
6.875%, 03/01/2032 (A)	360,000	359,952
Five Point Operating Company LP 10.500%, (10.500% to 11-15-24, then 11.000% to 11-15-26, then 12.000% thereafter), 01/15/2028 (A)	671,669	686,385
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	1,115,183	1,073,550
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	947,675
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	389,184
Jane Street Group
4.500%, 11/15/2029 (A)	480,000	450,275
7.125%, 04/30/2031 (A)	660,000	676,813
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	435,674
4.750%, 06/15/2029 (A)	40,000	36,950
7.000%, 07/15/2031 (A)	930,000	938,138
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (D)	760,000	776,874
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	328,523
6.500%, 05/01/2028 (A)	430,000	406,643
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	549,034
4.000%, 10/15/2033 (A)	680,000	573,029
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	520,000	481,604
Starwood Property Trust, Inc. 7.250%, 04/01/2029 (A)	340,000	343,645
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
StoneX Group, Inc. 7.875%, 03/01/2031 (A)	$360,000	$371,292
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	340,000	351,107
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (D)	340,000	290,365
The Toronto-Dominion Bank
7.250%, (7.250% to 7-31-29, then 5 Year CMT + 2.977%), 07/31/2084 (F)	370,000	369,075
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	510,000	528,545
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	480,000	503,706
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(D)	220,000	224,410
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	310,000	373,630
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(D)	380,000	408,843
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	720,000	674,478
VFH Parent LLC 7.500%, 06/15/2031 (A)	290,000	291,392
		21,752,342
Health care – 6.1%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)	720,000	595,800
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	340,000	313,038
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	279,000
6.125%, 02/01/2027 (A)	160,000	133,200
6.250%, 02/15/2029 (A)	1,220,000	623,725
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	1,073,000	884,680
6.125%, 04/01/2030 (A)	170,000	118,959
6.875%, 04/15/2029 (A)	370,000	282,940
10.875%, 01/15/2032 (A)	1,030,000	1,072,010
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)	450,000	464,390
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,010,000	1,077,088
11.000%, 10/15/2030 (A)	400,000	440,707
Medline Borrower LP
3.875%, 04/01/2029 (A)	240,000	221,018
5.250%, 10/01/2029 (A)	520,000	496,250
6.250%, 04/01/2029 (A)	620,000	627,017
Sotera Health Holdings LLC 7.375%, 06/01/2031 (A)	910,000	911,351
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	540,000	529,983
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029	1,100,000	1,058,165

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued)
7.875%, 09/15/2029		$200,000	$214,813
8.125%, 09/15/2031		460,000	511,455
US Renal Care, Inc. 10.625%, 06/28/2028 (A)		336,000	292,320
			11,147,909
Industrials – 15.4%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)		530,000	540,274
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		350,000	351,265
AerCap Holdings NV 5.875%, (5.875% to 10-10-24, then 5 Year CMT + 4.535%), 10/10/2079		400,000	398,090
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		520,000	473,741
6.625%, 07/15/2026 (A)		21,000	20,936
American Airlines, Inc.
5.750%, 04/20/2029 (A)		1,760,000	1,712,249
8.500%, 05/15/2029 (A)		720,000	748,056
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)		96,829	726
ATS Corp. 4.125%, 12/15/2028 (A)		300,000	273,387
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)		280,000	282,522
Bombardier, Inc.
7.250%, 07/01/2031 (A)		620,000	636,566
7.500%, 02/01/2029 (A)(B)		570,000	590,653
7.875%, 04/15/2027 (A)		97,000	97,247
8.750%, 11/15/2030 (A)		710,000	767,356
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		500,000	494,424
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		310,000	310,808
CoreCivic, Inc. 8.250%, 04/15/2029		1,110,000	1,147,339
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	280,000	198,787
EquipmentShare.com, Inc. 8.625%, 05/15/2032 (A)		$510,000	528,830
Esab Corp. 6.250%, 04/15/2029 (A)		400,000	402,399
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)		600,000	612,110
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		810,000	730,837
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)		410,000	424,756
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		160,000	158,581
Madison IAQ LLC
4.125%, 06/30/2028 (A)		460,000	429,009
5.875%, 06/30/2029 (A)		550,000	511,719
Masterbrand, Inc. 7.000%, 07/15/2032 (A)		510,000	515,763
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		300,000	300,599
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)		530,000	533,769
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	$320,000	$295,326
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	140,000	134,771
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	1,610,000	1,644,980
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	906,589
R.R. Donnelley & Sons Company 9.750%, 07/31/2028 (A)	360,000	391,500
Railworks Holdings LP 8.250%, 11/15/2028 (A)	290,000	295,075
Reworld Holding Corp. 4.875%, 12/01/2029 (A)	510,000	465,491
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	730,000	671,773
RXO, Inc. 7.500%, 11/15/2027 (A)	160,000	164,000
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	1,286,000	938,753
Stena International SA 7.250%, 01/15/2031 (A)	440,000	449,760
The GEO Group, Inc.
8.625%, 04/15/2029 (A)	400,000	409,682
10.250%, 04/15/2031 (A)	940,000	983,513
Titan International, Inc. 7.000%, 04/30/2028	670,000	644,328
TransDigm, Inc.
6.625%, 03/01/2032 (A)	280,000	282,817
6.750%, 08/15/2028 (A)	630,000	637,701
7.125%, 12/01/2031 (A)	350,000	360,632
Tutor Perini Corp. 11.875%, 04/30/2029 (A)	840,000	903,276
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 07/15/2027	151,200	148,969
United Airlines, Inc. 4.625%, 04/15/2029 (A)	460,000	428,403
United Rentals North America, Inc. 3.875%, 02/15/2031	510,000	455,000
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	709,743
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)(B)	690,000	542,169
7.875%, 05/01/2027 (A)(B)	300,000	264,821
9.500%, 06/01/2028 (A)	80,000	70,130
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	381,762
XPO, Inc. 7.125%, 02/01/2032 (A)	220,000	225,487
		27,999,249
Information technology – 3.6%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	390,199
Central Parent, Inc. 7.250%, 06/15/2029 (A)	650,000	646,788
Cloud Software Group, Inc.
8.250%, 06/30/2032 (A)	600,000	611,548
9.000%, 09/30/2029 (A)	400,000	388,088
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	730,000	301,465
CommScope, Inc. 4.750%, 09/01/2029 (A)	1,500,000	1,038,465

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Elastic NV 4.125%, 07/15/2029 (A)	$570,000	$520,445
Gen Digital, Inc. 7.125%, 09/30/2030 (A)	340,000	348,413
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	473,240
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	590,000	637,637
Open Text Corp. 6.900%, 12/01/2027 (A)	360,000	373,627
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	491,400	211,302
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	695,500
		6,636,717
Materials – 4.5%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)(B)	1,150,000	284,740
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)(B)	800,000	677,004
Canpack SA 3.875%, 11/15/2029 (A)	700,000	627,520
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	510,200
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	700,000	683,869
8.625%, 06/01/2031 (A)(B)	310,000	309,479
9.375%, 03/01/2029 (A)	1,330,000	1,389,684
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,060,000	1,006,819
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	790,000	786,135
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	501,619
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	912,943	913
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	450,000	439,634
8.875%, 11/15/2031 (A)	340,000	360,715
Summit Materials LLC 5.250%, 01/15/2029 (A)	600,000	577,933
		8,156,274
Real estate – 2.5%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	450,000	473,420
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	182,128
4.750%, 02/15/2028 (B)	220,000	181,291
9.750%, 06/15/2025	150,000	149,818
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	526,244
5.000%, 03/01/2028 (A)	250,000	239,682
IIP Operating Partnership LP 5.500%, 05/25/2026	890,000	851,298
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	410,000	374,511
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	130,323
4.625%, 08/01/2029	260,000	188,711
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Service Properties Trust
5.500%, 12/15/2027	$400,000	$371,576
8.375%, 06/15/2029	570,000	560,314
8.625%, 11/15/2031 (A)	390,000	406,502
		4,635,818
Utilities – 1.9%
Calpine Corp. 3.750%, 03/01/2031 (A)	300,000	265,133
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (A)	220,000	225,603
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	306,183
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	740,000	575,350
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	266,126
TransAlta Corp. 7.750%, 11/15/2029	310,000	323,491
Vistra Operations Company LLC
6.875%, 04/15/2032 (A)	1,020,000	1,035,475
7.750%, 10/15/2031 (A)	420,000	437,384
		3,434,745
TOTAL CORPORATE BONDS (Cost $168,337,219)		$154,718,508
CONVERTIBLE BONDS – 0.5%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	530,000	328,685
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 5.129%, 03/15/2028 (G)	470,000	389,395
Industrials – 0.0%
Bloom Energy Corp. 3.000%, 06/01/2029 (A)	160,000	140,880
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)(B)	190,000	173,376
TOTAL CONVERTIBLE BONDS (Cost $1,284,765)		$1,032,336
TERM LOANS (H) – 4.5%
Communication services – 0.2%
Gray Television, Inc., 2024 Term Loan B 06/04/2029 TBD (I)	400,000	379,500
Consumer discretionary – 1.5%
Adtalem Global Education, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.844%, 08/11/2028	241,666	242,773
Clarios Global LP, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 8.344%, 05/06/2030	349,125	349,561
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 10.591%, 03/30/2027	338,625	335,980
Spencer Spirit IH LLC, Term Loan B (1 month CME Term SOFR + 6.000%) 11.429%, 06/19/2026	551,462	550,674
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 7.594%, 03/14/2031	678,300	677,513

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Consumer discretionary (continued)
Upbound Group, Inc., 2021 First Lien Term Loan B (1 month CME Term SOFR + 2.750%) 8.095%, 02/17/2028	$551,914	$552,836
		2,709,337
Financials – 0.5%
Acrisure LLC, 2020 Term Loan B (1 month CME Term SOFR + 3.500%) 8.958%, 02/15/2027	376,303	375,746
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 9.444%, 08/19/2028	393,000	388,209
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.321%, 04/07/2028	190,000	189,525
		953,480
Health care – 0.5%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.250%) 8.579%, 05/01/2031	359,100	356,856
Eyecare Partners LLC, 2024 Second Out Term Loan B (3 month CME Term SOFR + 4.610%) 10.037%, 11/30/2028	446,033	271,522
LifePoint Health, Inc., 2024 Term Loan B (3 month CME Term SOFR + 4.750%) 10.056%, 11/16/2028	355,466	357,155
		985,533
Industrials – 0.5%
Genesee & Wyoming, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.000%) 7.335%, 04/10/2031	400,000	399,448
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.744%, 06/21/2027	270,000	275,246
United Airlines, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.094%, 02/22/2031	209,475	209,661
		884,355
Information technology – 1.0%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 12.344%, 02/19/2029	820,000	726,930
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month CME Term SOFR + 4.250%) 9.694%, 11/29/2025	478,768	474,430
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 5.500%) 10.845%, 02/10/2027	61,119	60,166
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.500%) 10.935%, 02/10/2027	106,266	104,608
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 10.406%, 04/11/2029	207,900	195,339
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%) 9.194%, 02/01/2028	267,512	267,400
		1,828,873
High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (J)	$488,697	$447,549
TOTAL TERM LOANS (Cost $8,617,784)		$8,188,627
ASSET BACKED SECURITIES – 6.5%
1988 CLO, Ltd. Series 2024-5A, Class D1 (3 month CME Term SOFR + 3.300%) 8.625%, 07/15/2037 (A)(E)	220,000	220,000
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.217%, 01/17/2032 (A)(E)	350,000	350,476
AMMC CLO, Ltd. Series 2024-30A, Class D (3 month CME Term SOFR + 4.500%) 9.791%, 01/15/2037 (A)(E)	190,000	190,739
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month CME Term SOFR + 6.662%) 11.986%, 01/20/2032 (A)(E)	500,000	499,328
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.435%, 04/20/2035 (A)(E)	710,000	706,468
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.486%, 07/20/2029 (A)(E)	250,000	250,653
Series 2020-4A, Class E (3 month CME Term SOFR + 5.942%) 11.266%, 01/20/2032 (A)(E)	330,000	328,237
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.690%, 07/15/2034 (A)(E)	250,000	240,034
Benefit Street Partners CLO XII, Ltd. Series 2017-12A, Class C (3 month CME Term SOFR + 3.312%) 8.640%, 10/15/2030 (A)(E)	250,000	250,132
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class DR3 (3 month CME Term SOFR + 3.212%) 8.536%, 07/20/2031 (A)(E)	250,000	250,128
CIFC Funding, Ltd. Series 2017-5A, Class DR (3 month CME Term SOFR + 3.050%) 8.382%, 07/17/2037 (A)(E)	180,000	180,000
Dryden CLO, Ltd. Series 2021-87A, Class D (3 month CME Term SOFR + 3.212%) 8.537%, 05/20/2034 (A)(E)	220,000	212,394
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month CME Term SOFR + 6.762%) 12.090%, 01/15/2035 (A)(E)	440,000	440,005
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class DR (3 month CME Term SOFR + 2.950%) 8.277%, 11/22/2031 (A)(E)	160,000	160,278

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.090%, 04/15/2031 (A)(E)	$290,000	$290,044
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.540%, 04/15/2031 (A)(E)	250,000	246,251
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.229%, 04/17/2034 (A)(E)	250,000	250,160
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month CME Term SOFR + 5.962%) 11.286%, 01/20/2030 (A)(E)	420,000	421,128
Hayfin US XV, Ltd. Series 2024-15A, Class D1 (3 month CME Term SOFR + 4.260%) 9.597%, 04/28/2037 (A)(E)	250,000	255,404
ICG US CLO, Ltd. Series 2022-1A, Class DJ (3 month CME Term SOFR + 5.730%) 11.055%, 07/20/2035 (A)(E)	325,000	322,566
Madison Park Funding XXIV, Ltd. Series 2016-24A, Class DR2 (3 month CME Term SOFR + 2.950%) 8.279%, 10/20/2029 (A)(E)	310,000	310,540
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month CME Term SOFR + 5.942%) 11.270%, 10/15/2031 (A)(E)	300,000	300,561
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.729%, 04/15/2035 (A)(E)	250,000	251,583
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.710%, 07/15/2031 (A)(E)	250,000	242,937
Mountain View CLO XVI, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.190%) 9.519%, 04/15/2034 (A)(E)	310,000	310,693
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month CME Term SOFR + 6.182%) 11.506%, 10/21/2030 (A)(E)	250,000	250,077
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class DR (3 month CME Term SOFR + 3.162%) 8.490%, 04/15/2034 (A)(E)	400,000	398,708
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-25A, Class D1R2 (3 month CME Term SOFR + 3.100%) 8.423%, 07/18/2038 (A)(E)	250,000	250,000
Series 2018-28A, Class D (3 month CME Term SOFR + 3.112%) 8.436%, 04/20/2030 (A)(E)	300,000	300,408
Oaktree CLO, Ltd. Series 2022-2A, Class DR (3 month CME Term SOFR + 4.500%) 9.829%, 07/15/2033 (A)(E)	450,000	450,465
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 8.686%, 07/20/2034 (A)(E)	$360,000	$360,126
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 8.427%, 02/24/2037 (A)(E)	250,000	250,161
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class CR (3 month CME Term SOFR + 3.000%) 8.329%, 04/15/2031 (A)(E)	290,000	290,478
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.836%, 07/20/2034 (A)(E)	280,000	280,711
Symphony CLO, Ltd. Series 2023-40A, Class D (3 month CME Term SOFR + 5.000%) 10.329%, 01/14/2034 (A)(E)	160,000	161,972
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.825%, 01/20/2035 (A)(E)	500,000	507,007
Venture XVII CLO, Ltd. Series 2014-17A, Class DRR (3 month CME Term SOFR + 3.082%) 8.410%, 04/15/2027 (A)(E)	350,000	350,279
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month CME Term SOFR + 3.512%) 8.836%, 10/20/2034 (A)(E)	500,000	501,241
TOTAL ASSET BACKED SECURITIES (Cost $11,616,164)		$11,832,372
COMMON STOCKS – 0.3%
Communication services – 0.0%
New Cotai, Inc., Class B (J)(K)(L)	3	0
Energy – 0.2%
Chord Energy Corp.	2,636	442,009
KCAD Holdings I, Ltd. (J)(K)(L)	165,553,563	166
MWO Holdings LLC (J)(K)(L)	445	2,768
Permian Production (J)(L)	19,583	11,750
		456,693
Health care – 0.1%
Endo, Inc. (L)	3,700	102,213
TOTAL COMMON STOCKS (Cost $2,058,998)		$558,906
PREFERRED SECURITIES – 0.4%
Energy – 0.4%
Equitrans Midstream Corp., 13.743% (3 month LIBOR + 8.150%) (E)	29,678	645,497
TOTAL PREFERRED SECURITIES (Cost $660,336)		$645,497
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (J)(L)	494	60,560
TOTAL ESCROW SHARES (Cost $0)		$60,560
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (J)(L)	$3,000,000	0
Adelphia Communications Corp. (J)(L)	2,050,000	0
Adelphia Communications Corp. (J)(L)	1,025,000	0
Magellan Health, Inc. (J)(L)	1,930,000	0
Par Pharmaceutical, Inc. (A)(J)(L)	720,000	23,616
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$23,616

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.0%
Short-term funds – 7.0%
John Hancock Collateral Trust, 5.2940% (M)(N)	1,147,933	$11,475,656
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.2362% (M)	1,202,064	1,202,064
TOTAL SHORT-TERM INVESTMENTS (Cost $12,678,043)		$12,677,720
Total Investments (High Yield Trust) (Cost $206,303,426) – 104.4%		$190,256,212
Other assets and liabilities, net – (4.4%)		(7,998,443)
TOTAL NET ASSETS – 100.0%		$182,257,769
Currency Abbreviations
CAD	Canadian Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $143,797,666 or 78.9% of the fund's net assets as of 6-30-24.
High Yield Trust (continued)
(B)	All or a portion of this security is on loan as of 6-30-24.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Security purchased or sold on a when-issued or delayed delivery basis.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(K)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(L)	Non-income producing security.
(M)	The rate shown is the annualized seven-day yield as of 6-30-24.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Sep 2024	$8,587,462	$8,632,828	$45,366
						$45,366

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	473,037	MSCS	7/19/2024	$1,362	—
MXN	195,721	USD	11,777	JPM	7/19/2024	—	$(1,107)
USD	1,707	CAD	2,334	MSCS	7/19/2024	——	——
						$1,362	$(1,107)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	General Motors Company	380,000	USD	$380,000	5.000%	Quarterly	Jun 2029	$(60,049)	$(4,727)	$(64,776)
Centrally cleared	Transocean, Inc.	768,000	USD	768,000	1.000%	Quarterly	Jun 2029	97,537	(8,499)	89,038
				$1,148,000				$37,488	$(13,226)	$24,262
The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	American Airlines Group, Inc.	5.817%	480,000	USD	$480,000	5.000%	Quarterly	Jun 2029	$(8,316)	$(5,688)	$(14,004)
Centrally cleared	American Axle & Manufacturing, Inc.	3.261%	372,000	USD	372,000	5.000%	Quarterly	Jun 2029	15,286	12,000	27,286
Centrally cleared	Calpine Corp.	1.790%	800,000	USD	800,000	5.000%	Quarterly	Jun 2029	106,798	4,248	111,046
Centrally cleared	CDX.NA.HY.42	3.441%	2,495,000	USD	2,495,000	5.000%	Quarterly	Jun 2029	158,745	1,776	160,521
Centrally cleared	Ford Motor Company	1.562%	1,180,000	USD	1,180,000	5.000%	Quarterly	Jun 2029	168,668	9,018	177,686
Centrally cleared	Nabors Industries, Inc.	5.261%	768,000	USD	768,000	1.000%	Quarterly	Jun 2029	(139,203)	12,368	(126,835)
					$6,095,000				$301,978	$33,722	$335,700
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 60.1%
U.S. Government – 29.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,066,756
1.875%, 11/15/2051	4,890,000	2,838,492
2.250%, 08/15/2046	4,745,000	3,163,024
2.500%, 02/15/2045 (A)	1,619,000	1,154,866
2.500%, 02/15/2046	648,000	456,587
3.000%, 11/15/2044 to 08/15/2052	11,680,000	8,965,400
3.125%, 08/15/2044 to 05/15/2048	8,740,000	6,915,848
3.375%, 08/15/2042 to 05/15/2044	2,490,000	2,083,669
3.625%, 05/15/2053	620,000	527,605
3.750%, 11/15/2043 (A)	2,253,000	1,991,265
4.375%, 11/15/2039	1,170,000	1,156,792
U.S. Treasury Notes
1.625%, 05/15/2031	4,810,000	4,037,018
1.875%, 02/15/2032	3,110,000	2,610,699
2.750%, 08/15/2032	2,945,000	2,620,705
3.375%, 05/15/2033	1,025,000	949,927
3.875%, 08/15/2033	1,805,000	1,736,466
4.000%, 02/15/2034	2,945,000	2,858,491
4.500%, 05/15/2027 to 11/15/2033	7,435,000	7,451,756
U.S. Treasury Treasury Inflation Protected Securities
0.250%, 02/15/2050	2,731,501	1,666,855
0.625%, 02/15/2043	95,452	71,655
0.750%, 02/15/2045	1,005,169	752,685
1.375%, 02/15/2044	336,295	288,158
1.750%, 01/15/2034	6,756,838	6,555,759
		62,920,478
U.S. Government Agency – 31.1%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,671,498	2,106,892
2.500%, 01/01/2052 to 05/01/2052	3,944,788	3,231,200
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.000%, 12/01/2046 to 04/01/2048	$228,049	$197,849
3.500%, 03/01/2048 to 06/01/2048	620,050	558,036
5.000%, 12/01/2034 to 09/01/2052	1,959,098	1,899,052
6.500%, 04/01/2029 to 08/01/2034	3,888	4,030
7.500%, 12/01/2025 to 05/01/2028	662	674
Federal National Mortgage Association
2.000%, TBA (B)	3,600,000	3,048,092
2.000%, 04/01/2051 to 05/01/2051	7,996,090	6,292,790
2.500%, TBA (B)	3,100,000	2,531,828
2.500%, 07/01/2030 to 04/01/2050	1,143,078	968,664
2.660%, 03/01/2027	749,840	710,153
3.000%, TBA (B)	1,400,000	1,191,313
3.500%, 08/01/2043 to 05/01/2048	2,720,267	2,458,272
4.000%, TBA (B)	3,700,000	3,384,922
4.500%, TBA (B)	5,275,000	4,972,305
5.000%, TBA (B)	2,600,000	2,512,757
5.000%, 09/01/2052	1,868,634	1,809,633
5.500%, TBA (B)	10,230,000	10,089,733
Government National Mortgage Association
2.000%, 12/20/2050	2,484,175	2,012,971
3.000%, TBA (B)	2,800,000	2,441,562
3.000%, 04/20/2051 to 05/20/2051	2,026,523	1,768,994
3.500%, TBA (B)	4,200,000	3,774,887
4.000%, TBA (B)	2,600,000	2,402,753
4.000%, 11/15/2040 to 02/15/2042	16,403	15,600
4.500%, 05/20/2052 to 09/20/2052	4,457,503	4,243,284
5.000%, TBA (B)	2,900,000	2,823,564
6.000%, 08/15/2032 to 04/15/2035	21,318	21,695
6.500%, 06/15/2028 to 02/15/2035	9,489	9,623

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
7.000%, 11/15/2031 to 11/15/2033		$38,932	$39,386
			67,522,514
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $146,923,595)			$130,442,992
FOREIGN GOVERNMENT OBLIGATIONS – 2.9%
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		200,000	167,960
5.000%, 07/15/2032 (C)		200,000	192,780
			360,740
Brazil – 0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	4,983,000	804,893
Chile – 0.0%
Republic of Chile 1.250%, 01/22/2051	EUR	165,000	98,528
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		$200,000	140,197
5.625%, 02/26/2044		200,000	152,921
			293,118
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		200,000	205,681
Hungary – 0.2%
Republic of Hungary 1.625%, 04/28/2032	EUR	465,000	409,977
Indonesia – 0.1%
Republic of Indonesia 1.100%, 03/12/2033		380,000	322,720
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	201,506
Mexico – 0.6%
Government of Mexico
3.500%, 02/12/2034		$200,000	162,487
6.000%, 05/07/2036		940,000	915,168
6.350%, 02/09/2035		200,000	201,096
			1,278,751
North Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025	EUR	210,000	221,693
3.675%, 06/03/2026 (C)		265,000	275,182
			496,875
Peru – 0.0%
Republic of Peru 3.000%, 01/15/2034		$60,000	48,603
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033	EUR	205,000	177,282
1.750%, 04/28/2041		200,000	152,423
			329,705
Romania – 0.5%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	232,474
2.750%, 04/14/2041		815,000	566,638
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania (continued)
Republic of Romania (continued)
5.875%, 01/30/2029 (C)		$242,000	$240,451
			1,039,563
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia
2.000%, 07/09/2039	EUR	155,000	124,406
5.750%, 01/16/2054 (C)		$400,000	388,800
			513,206
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,713,650)			$6,403,866
CORPORATE BONDS – 28.0%
Communication services – 1.9%
AT&T, Inc.
3.550%, 09/15/2055		163,000	109,893
3.800%, 12/01/2057		51,000	35,630
Charter Communications Operating LLC
2.250%, 01/15/2029		80,000	68,375
3.500%, 03/01/2042		42,000	27,942
3.700%, 04/01/2051		25,000	15,202
3.750%, 02/15/2028		55,000	51,118
3.850%, 04/01/2061		60,000	35,035
3.900%, 06/01/2052		20,000	12,542
6.550%, 06/01/2034		360,000	360,120
6.834%, 10/23/2055		40,000	37,819
Comcast Corp.
2.887%, 11/01/2051		115,000	71,748
3.750%, 04/01/2040		215,000	174,896
5.650%, 06/01/2054		60,000	59,898
Cox Communications, Inc. 2.600%, 06/15/2031 (C)		130,000	107,376
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)		200,000	178,668
Lamar Media Corp. 3.625%, 01/15/2031		315,000	277,049
Network i2i, Ltd. 5.650%, (5.650% to 4-15-25, then 5 Year CMT + 4.274% to 4-15-30, then 5 Year CMT + 4.524% to 4-15-45, then 5 Year CMT + 5.274%), 01/15/2025 (D)		215,000	212,763
Paramount Global
4.375%, 03/15/2043		75,000	49,722
4.950%, 01/15/2031		75,000	65,984
5.250%, 04/01/2044		115,000	83,753
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (C)		165,000	149,053
4.125%, 07/01/2030 (C)		400,000	341,647
Time Warner Cable LLC
4.500%, 09/15/2042		455,000	333,015
5.875%, 11/15/2040		65,000	56,398
T-Mobile USA, Inc.
2.050%, 02/15/2028		150,000	134,730
3.875%, 04/15/2030		65,000	60,764
5.050%, 07/15/2033		85,000	83,156
5.750%, 01/15/2034		100,000	102,804
WarnerMedia Holdings, Inc.
4.054%, 03/15/2029		80,000	73,879
4.279%, 03/15/2032		125,000	109,103
5.050%, 03/15/2042		90,000	73,207
5.141%, 03/15/2052		20,000	15,572
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)		75,000	64,656
3.750%, 12/01/2029 (C)		85,000	76,995

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
WMG Acquisition Corp. (continued)
3.875%, 07/15/2030 (C)	$450,000	$401,677
		4,112,189
Consumer discretionary – 1.0%
AutoZone, Inc.
4.750%, 08/01/2032 to 02/01/2033	115,000	110,275
5.400%, 07/15/2034	70,000	69,227
6.550%, 11/01/2033	75,000	80,522
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	48,915
Howard University
2.701%, 10/01/2029	100,000	87,440
2.801%, 10/01/2030	100,000	86,324
3.476%, 10/01/2041	120,000	85,347
Las Vegas Sands Corp. 6.200%, 08/15/2034	35,000	35,068
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	75,000	72,385
Service Corp. International
3.375%, 08/15/2030	335,000	291,549
5.125%, 06/01/2029	507,000	492,637
Tapestry, Inc.
7.050%, 11/27/2025	40,000	40,665
7.350%, 11/27/2028	115,000	119,356
7.700%, 11/27/2030	29,000	30,302
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	167,000	159,918
5.750%, 01/15/2028 (C)	302,000	299,335
The Home Depot, Inc. 5.300%, 06/25/2054	25,000	24,409
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	103,567
		2,237,241
Consumer staples – 0.6%
BAT Capital Corp. 5.834%, 02/20/2031	110,000	111,551
Minerva Luxembourg SA 4.375%, 03/18/2031	245,000	202,107
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	220,000	220,142
Philip Morris International, Inc.
5.125%, 02/15/2030 to 02/13/2031	325,000	323,200
5.375%, 02/15/2033	85,000	84,399
5.625%, 11/17/2029 to 09/07/2033	145,000	146,443
Tyson Foods, Inc.
5.400%, 03/15/2029	20,000	20,026
5.700%, 03/15/2034	75,000	74,710
		1,182,578
Energy – 3.1%
Aker BP ASA 6.000%, 06/13/2033 (C)	325,000	328,342
BP Capital Markets America, Inc.
2.939%, 06/04/2051	15,000	9,523
4.812%, 02/13/2033	230,000	222,974
4.893%, 09/11/2033	100,000	97,241
4.989%, 04/10/2034	145,000	141,853
5.227%, 11/17/2034	85,000	84,364
Cenovus Energy, Inc. 2.650%, 01/15/2032	20,000	16,542
Cheniere Energy Partners LP 4.500%, 10/01/2029	45,000	42,869
Columbia Pipelines Holding Company LLC
5.681%, 01/15/2034 (C)	125,000	122,988
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Columbia Pipelines Holding Company LLC (continued)
6.042%, 08/15/2028 (C)	$160,000	$163,634
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	90,000	91,931
6.036%, 11/15/2033 (C)	70,000	71,534
6.544%, 11/15/2053 (C)	70,000	73,758
ConocoPhillips Company
3.800%, 03/15/2052	47,000	35,082
4.025%, 03/15/2062	35,000	26,266
5.050%, 09/15/2033	50,000	49,560
5.300%, 05/15/2053	55,000	52,204
5.550%, 03/15/2054	55,000	54,124
5.700%, 09/15/2063	120,000	119,229
Diamondback Energy, Inc.
5.400%, 04/18/2034	30,000	29,701
5.900%, 04/18/2064	20,000	19,306
6.250%, 03/15/2033	65,000	67,984
Ecopetrol SA
4.625%, 11/02/2031	280,000	229,158
8.375%, 01/19/2036	410,000	402,721
8.625%, 01/19/2029	200,000	210,513
EIG Pearl Holdings Sarl 3.545%, 08/31/2036 (C)	200,000	171,784
Enbridge, Inc.
2.500%, 08/01/2033	40,000	31,744
5.300%, 04/05/2029	95,000	95,153
5.625%, 04/05/2034	175,000	174,712
5.700%, 03/08/2033	295,000	297,320
Energo-Pro AS 8.500%, 02/04/2027 (C)	315,000	313,608
Energy Transfer LP
5.250%, 07/01/2029	80,000	79,502
6.400%, 12/01/2030	170,000	178,758
Eni SpA 5.500%, 05/15/2034 (C)	225,000	222,930
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	15,161
Equinor ASA 3.625%, 04/06/2040	125,000	101,217
Galaxy Pipeline Assets Bidco, Ltd. 2.625%, 03/31/2036 (C)	200,000	162,500
Hess Corp.
7.125%, 03/15/2033	160,000	179,592
7.300%, 08/15/2031	95,000	105,896
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)	35,000	32,127
6.500%, 06/01/2029 (C)	235,000	238,234
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	235,000	219,685
MPLX LP 5.500%, 06/01/2034	180,000	177,265
ONEOK, Inc.
3.100%, 03/15/2030	10,000	8,940
3.400%, 09/01/2029	20,000	18,349
6.100%, 11/15/2032	80,000	82,682
Ovintiv, Inc. 6.625%, 08/15/2037	95,000	98,898
Patterson-UTI Energy, Inc.
5.150%, 11/15/2029	30,000	29,157
7.150%, 10/01/2033	60,000	63,553
Phillips 66 Company 5.300%, 06/30/2033	165,000	163,043

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Schlumberger Holdings Corp. 5.000%, 11/15/2029 (C)		$35,000	$34,737
Shell International Finance BV
2.875%, 11/26/2041		55,000	39,196
3.000%, 11/26/2051		70,000	45,830
3.250%, 04/06/2050		75,000	52,068
Targa Resources Corp. 6.150%, 03/01/2029		45,000	46,449
Targa Resources Partners LP
4.000%, 01/15/2032		65,000	58,561
4.875%, 02/01/2031		20,000	19,085
TotalEnergies Capital SA 5.638%, 04/05/2064		135,000	133,676
Viper Energy, Inc. 5.375%, 11/01/2027 (C)		257,000	252,163
			6,706,976
Financials – 9.0%
ABN AMRO Bank NV 6.339%, (6.339% to 9-18-26, then 1 Year CMT + 1.650%), 09/18/2027 (C)		200,000	202,642
Aon Corp. 5.350%, 02/28/2033		75,000	74,495
Aon North America, Inc. 5.450%, 03/01/2034		200,000	199,122
Athene Global Funding
2.646%, 10/04/2031 (C)		225,000	184,890
2.717%, 01/07/2029 (C)		200,000	177,413
Athene Holding, Ltd. 5.875%, 01/15/2034		150,000	148,422
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	112,259
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027		100,000	112,878
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		$120,000	98,843
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		270,000	220,890
2.572%, (2.572% to 10-20-31, then Overnight SOFR + 1.210%), 10/20/2032		265,000	219,646
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031		245,000	211,831
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032		645,000	545,103
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033		115,000	97,322
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028		135,000	131,765
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035		95,000	94,904
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027		200,000	202,152
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of Ireland Group PLC
5.601%, (5.601% to 3-20-29, then Overnight SOFR + 1.620%), 03/20/2030 (C)	$315,000	$313,384
6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)	345,000	346,674
Bank of Montreal 5.511%, 06/04/2031	115,000	116,218
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	250,000	250,670
Block, Inc. 6.500%, 05/15/2032 (C)	407,000	412,450
BNP Paribas SA 5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (C)	250,000	256,071
BPCE SA
6.508%, (6.508% to 1-18-34, then 1 Year CMT + 2.791%), 01/18/2035 (C)	250,000	250,269
6.714%, (6.714% to 10-19-28, then Overnight SOFR + 2.270%), 10/19/2029 (C)	500,000	518,352
7.003%, (7.003% to 10-19-33, then Overnight SOFR + 2.590%), 10/19/2034 (C)	340,000	363,464
Brookfield Finance, Inc. 5.675%, 01/15/2035	215,000	212,699
Capital One Financial Corp.
1.878%, (1.878% to 11-2-26, then Overnight SOFR + 0.855%), 11/02/2027	110,000	100,859
3.273%, (3.273% to 3-1-29, then Overnight SOFR + 1.790%), 03/01/2030	140,000	126,371
5.247%, (5.247% to 7-26-29, then Overnight SOFR + 2.600%), 07/26/2030	75,000	73,682
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	130,000	143,113
Citigroup, Inc. 5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	90,000	89,476
Citizens Financial Group, Inc.
5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	125,000	124,609
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	60,000	62,019
Corebridge Financial, Inc.
3.850%, 04/05/2029	75,000	70,293
5.750%, 01/15/2034	170,000	171,128
Corebridge Global Funding 5.200%, 06/24/2029 (C)	160,000	159,391
Credit Agricole SA 6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	251,502

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG
5.414%, 05/10/2029	$150,000	$149,776
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	160,000	166,398
Discover Financial Services 7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034	80,000	89,991
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	150,000	132,797
Equitable Holdings, Inc. 4.350%, 04/20/2028	120,000	115,999
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	234,920
5.625%, 01/01/2030 (C)	220,000	208,363
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	714,747
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then Overnight SOFR + 1.285%), 08/17/2029	410,000	360,416
5.402%, (5.402% to 8-11-32, then Overnight SOFR + 2.870%), 08/11/2033	265,000	262,179
Intercontinental Exchange, Inc. 3.625%, 09/01/2028 (C)	499,000	470,376
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032	115,000	95,759
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032	110,000	92,905
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	145,000	137,121
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030	65,000	60,777
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029	315,000	301,191
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029	175,000	175,587
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035	300,000	298,207
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	195,000	198,089
6.070%, (6.070% to 10-22-26, then Overnight SOFR + 1.330%), 10/22/2027	115,000	117,012
M&T Bank Corp.
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	275,000	254,510
7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029	185,000	194,652
Manufacturers & Traders Trust Company 4.700%, 01/27/2028	250,000	241,025
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039		$70,000	$65,033
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	97,465
Metropolitan Life Global Funding I 2.400%, 01/11/2032 (C)		$500,000	411,140
Morgan Stanley
1.794%, (1.794% to 2-13-31, then Overnight SOFR + 1.034%), 02/13/2032		95,000	76,242
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		200,000	160,693
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		185,000	151,128
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		155,000	150,615
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	55,339
5.656%, (5.656% to 4-18-29, then Overnight SOFR + 1.260%), 04/18/2030		160,000	162,710
6.407%, (6.407% to 11-1-28, then Overnight SOFR + 1.830%), 11/01/2029		270,000	281,708
MSCI, Inc. 3.625%, 11/01/2031 (C)		192,000	168,463
National Rural Utilities Cooperative Finance Corp. 5.800%, 01/15/2033		50,000	51,383
New Mountain Finance Corp. 6.875%, 02/01/2029		60,000	58,577
Nomura Holdings, Inc. 5.783%, 07/03/2034		200,000	199,252
OTP Bank NYRT
7.350%, (7.350% to 3-4-25, then 3 month EURIBOR + 4.523%), 03/04/2026	EUR	185,000	200,914
7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		$200,000	204,896
Protective Life Global Funding 5.215%, 06/12/2029 (C)		150,000	149,759
Reinsurance Group of America, Inc. 5.750%, 09/15/2034		105,000	104,619
Societe Generale SA
6.066%, (6.066% to 1-19-34, then 1 Year CMT + 2.100%), 01/19/2035 (C)		215,000	212,848
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (C)		280,000	275,688
Standard Chartered PLC
5.905%, (5.905% to 5-14-34, then 1 Year CMT + 1.450%), 05/14/2035 (C)		200,000	198,238
7.018%, (7.018% to 2-8-29, then 1 Year CMT + 2.200%), 02/08/2030 (C)		220,000	232,319

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Standard Chartered PLC (continued)
7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)	$200,000	$212,835
The Bank of New York Mellon Corp.
4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	75,000	74,551
5.188%, (5.188% to 3-14-34, then Overnight SOFR + 1.418%), 03/14/2035	100,000	98,707
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029	130,000	135,877
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then Overnight SOFR + 1.248%), 07/21/2032	225,000	184,777
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	300,000	252,227
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	65,000	63,525
5.727%, (5.727% to 4-25-29, then Overnight SOFR + 1.265%), 04/25/2030	130,000	132,308
The PNC Financial Services Group, Inc.
5.676%, (5.676% to 1-22-34, then Overnight SOFR + 1.902%), 01/22/2035	20,000	20,107
6.037%, (6.037% to 10-28-32, then SOFR Compounded Index + 2.140%), 10/28/2033	70,000	72,119
UBS Group AG
6.442%, (6.442% to 8-11-27, then Overnight SOFR + 3.700%), 08/11/2028 (C)	250,000	256,322
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (C)	520,000	545,682
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	315,000	272,623
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	50,000	44,353
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	250,000	216,801
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	200,000	192,373
5.499%, (5.499% to 1-23-34, then Overnight SOFR + 1.780%), 01/23/2035	110,000	109,614
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	310,000	312,812
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	75,000	79,954
		19,466,664
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.0%
AbbVie, Inc.
4.950%, 03/15/2031	$70,000	$69,818
5.400%, 03/15/2054	30,000	29,665
Alcon Finance Corp. 2.600%, 05/27/2030 (C)	285,000	248,286
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	380,000	379,405
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	356,850
Bristol-Myers Squibb Company 5.550%, 02/22/2054	80,000	78,871
Centene Corp.
2.450%, 07/15/2028	50,000	44,391
3.375%, 02/15/2030	5,000	4,438
4.250%, 12/15/2027	50,000	47,739
4.625%, 12/15/2029	585,000	553,308
CommonSpirit Health 3.347%, 10/01/2029	60,000	55,074
CVS Health Corp.
2.700%, 08/21/2040	90,000	59,797
4.125%, 04/01/2040	85,000	68,668
5.050%, 03/25/2048	90,000	77,545
Elevance Health, Inc. 5.375%, 06/15/2034	175,000	175,831
Haleon US Capital LLC 3.375%, 03/24/2029	250,000	232,125
HCA, Inc.
3.375%, 03/15/2029	205,000	188,437
5.450%, 04/01/2031	20,000	19,986
5.600%, 04/01/2034	120,000	119,276
Humana, Inc. 5.375%, 04/15/2031	70,000	69,628
Kaiser Foundation Hospitals
2.810%, 06/01/2041	45,000	32,535
3.002%, 06/01/2051	110,000	73,315
Royalty Pharma PLC
2.150%, 09/02/2031	315,000	252,490
3.300%, 09/02/2040	25,000	18,070
5.150%, 09/02/2029	70,000	69,409
5.400%, 09/02/2034	35,000	34,060
Smith & Nephew PLC 5.400%, 03/20/2034	65,000	63,994
Solventum Corp.
5.400%, 03/01/2029 (C)	185,000	184,435
5.450%, 03/13/2031 (C)	50,000	49,372
The Cigna Group 5.000%, 05/15/2029	195,000	194,199
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	79,035
3.500%, 08/15/2039	70,000	56,557
4.950%, 05/15/2062	30,000	26,693
5.350%, 02/15/2033	55,000	55,727
5.375%, 04/15/2054	175,000	170,002
6.050%, 02/15/2063	30,000	31,569
		4,270,600
Industrials – 2.4%
AGCO Corp.
5.450%, 03/21/2027	25,000	25,059
5.800%, 03/21/2034	35,000	34,864
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	582,462
BAE Systems PLC 5.125%, 03/26/2029 (C)	200,000	199,109
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	120,000	113,004

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	$225,000	$212,842
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	620,000	600,121
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	433,227
ERAC USA Finance LLC 5.000%, 02/15/2029 (C)	35,000	34,907
Ingersoll Rand, Inc. 5.700%, 08/14/2033	55,000	56,227
International Airport Finance SA 12.000%, 03/15/2033 (C)	314,282	333,327
L3Harris Technologies, Inc.
5.050%, 06/01/2029	130,000	129,086
5.350%, 06/01/2034	150,000	148,930
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	90,676
Otis Worldwide Corp. 2.565%, 02/15/2030	120,000	105,322
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	205,000	202,695
4.000%, 07/15/2025 (C)	170,000	167,063
5.350%, 03/30/2029 (C)	35,000	34,983
6.050%, 08/01/2028 (C)	50,000	51,209
Regal Rexnord Corp.
6.050%, 04/15/2028	330,000	333,965
6.300%, 02/15/2030	40,000	40,894
Republic Services, Inc.
1.450%, 02/15/2031	25,000	19,822
5.200%, 11/15/2034	80,000	79,418
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	532,000	523,864
The Boeing Company
3.600%, 05/01/2034	30,000	24,137
3.750%, 02/01/2050	10,000	6,544
5.930%, 05/01/2060	170,000	151,989
6.298%, 05/01/2029 (C)	60,000	60,844
6.388%, 05/01/2031 (C)	70,000	71,264
Trane Technologies Financing, Ltd. 5.100%, 06/13/2034	30,000	29,899
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	31,651
5.500%, 05/15/2027	32,000	31,754
Veralto Corp. 5.350%, 09/18/2028 (C)	135,000	135,564
Wabtec Corp. 5.611%, 03/11/2034	30,000	30,165
		5,126,887
Information technology – 1.9%
Cisco Systems, Inc.
4.950%, 02/26/2031	105,000	104,912
5.350%, 02/26/2064	70,000	68,127
Constellation Software, Inc. 5.461%, 02/16/2034 (C)	80,000	80,010
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	361,065
Foundry JV Holdco LLC 6.150%, 01/25/2032 (C)	200,000	203,873
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	186,008
Gen Digital, Inc.
5.000%, 04/15/2025 (C)	360,000	357,515
6.750%, 09/30/2027 (C)	220,000	222,791
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	49,668
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Go Daddy Operating Company LLC (continued)
5.250%, 12/01/2027 (C)	$454,000	$444,526
Insight Enterprises, Inc. 6.625%, 05/15/2032 (C)	415,000	421,418
Intel Corp.
3.100%, 02/15/2060	60,000	36,299
5.150%, 02/21/2034	100,000	98,752
5.700%, 02/10/2053	45,000	44,229
5.900%, 02/10/2063	40,000	39,916
Marvell Technology, Inc. 2.450%, 04/15/2028	100,000	90,249
Open Text Corp.
3.875%, 12/01/2029 (C)	590,000	528,387
6.900%, 12/01/2027 (C)	120,000	124,542
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	52,737
Oracle Corp.
2.950%, 04/01/2030	10,000	8,893
3.850%, 04/01/2060	380,000	261,143
4.100%, 03/25/2061	95,000	68,043
6.150%, 11/09/2029	150,000	156,886
Qorvo, Inc. 3.375%, 04/01/2031 (C)	120,000	102,862
		4,112,851
Materials – 1.2%
Anglo American Capital PLC 5.750%, 04/05/2034 (C)	200,000	199,586
Ball Corp. 6.000%, 06/15/2029	735,000	738,948
Celanese US Holdings LLC
6.165%, 07/15/2027	145,000	147,163
6.330%, 07/15/2029	110,000	113,134
6.550%, 11/15/2030	115,000	120,174
Glencore Funding LLC
5.371%, 04/04/2029 (C)	170,000	169,211
5.634%, 04/04/2034 (C)	250,000	246,162
6.375%, 10/06/2030 (C)	210,000	218,885
OCP SA 6.750%, 05/02/2034 (C)	210,000	215,481
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	121,875
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,425
4.375%, 07/15/2030 (C)	410,000	370,442
		2,669,486
Real estate – 0.6%
American Tower Corp.
2.700%, 04/15/2031	30,000	25,372
3.800%, 08/15/2029	115,000	106,891
Brandywine Operating Partnership LP 8.875%, 04/12/2029	65,000	67,706
Crown Castle, Inc.
3.800%, 02/15/2028	5,000	4,737
4.800%, 09/01/2028	255,000	249,614
5.000%, 01/11/2028	90,000	88,897
5.600%, 06/01/2029	85,000	85,726
GLP Capital LP
5.300%, 01/15/2029	30,000	29,558
5.750%, 06/01/2028	80,000	80,044
NNN REIT, Inc. 5.500%, 06/15/2034	20,000	19,813
Piedmont Operating Partnership LP 6.875%, 07/15/2029	130,000	128,439

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
SBA Tower Trust 2.836%, 01/15/2025 (C)	$300,000	$294,731
VICI Properties LP
4.625%, 12/01/2029 (C)	50,000	47,319
4.950%, 02/15/2030	162,000	156,288
		1,385,135
Utilities – 4.3%
Alabama Power Company
3.450%, 10/01/2049	120,000	85,557
4.150%, 08/15/2044	105,000	86,570
Ameren Corp. 5.000%, 01/15/2029	320,000	316,786
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054	165,000	164,141
Arizona Public Service Company
5.550%, 08/01/2033	55,000	54,527
6.350%, 12/15/2032	40,000	41,984
Baltimore Gas and Electric Company 5.650%, 06/01/2054	100,000	98,794
Cleco Corporate Holdings LLC 3.375%, 09/15/2029	90,000	78,802
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	120,000	79,099
5.375%, 05/15/2034	70,000	70,348
Dominion Energy, Inc.
3.375%, 04/01/2030	115,000	103,879
5.375%, 11/15/2032	190,000	188,351
6.300%, 03/15/2033	5,000	5,184
Duke Energy Corp.
2.550%, 06/15/2031	305,000	255,348
4.500%, 08/15/2032	140,000	130,907
5.000%, 08/15/2052	40,000	34,749
5.450%, 06/15/2034	135,000	133,435
5.800%, 06/15/2054	40,000	38,856
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	48,399
3.250%, 10/01/2049	105,000	70,248
Duke Energy Ohio, Inc. 5.550%, 03/15/2054	60,000	57,791
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	92,629
4.000%, 04/01/2052	65,000	49,361
Edison International
4.125%, 03/15/2028	40,000	38,207
5.250%, 11/15/2028	185,000	183,379
6.950%, 11/15/2029	305,000	324,271
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	90,000	89,320
Evergy, Inc. 2.900%, 09/15/2029	175,000	156,305
Eversource Energy
5.125%, 05/15/2033	260,000	249,587
5.500%, 01/01/2034	85,000	83,392
5.950%, 02/01/2029	40,000	40,876
Georgia Power Company
4.300%, 03/15/2042	75,000	63,628
5.250%, 03/15/2034	65,000	64,795
Greenko Power II, Ltd. 4.300%, 12/13/2028	208,200	189,651
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Greensaif Pipelines Bidco Sarl
6.129%, 02/23/2038 (C)	$200,000	$203,263
6.510%, 02/23/2042 (C)	200,000	207,978
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	55,000	55,371
Monongahela Power Company 5.850%, 02/15/2034 (C)	65,000	66,162
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/2027	125,000	115,155
2.250%, 06/01/2030	145,000	123,623
Niagara Mohawk Power Corp. 5.290%, 01/17/2034 (C)	190,000	184,630
NiSource, Inc.
3.490%, 05/15/2027	85,000	81,094
5.350%, 04/01/2034	130,000	127,502
5.400%, 06/30/2033	165,000	163,314
NSTAR Electric Company 5.400%, 06/01/2034	115,000	115,103
Oglethorpe Power Corp.
4.500%, 04/01/2047	80,000	65,080
5.800%, 06/01/2054 (C)	15,000	14,676
Ohio Edison Company 5.500%, 01/15/2033 (C)	90,000	89,460
Oncor Electric Delivery Company LLC 5.650%, 11/15/2033	115,000	117,965
Pacific Gas & Electric Company
2.500%, 02/01/2031	340,000	280,268
4.400%, 03/01/2032	40,000	36,581
4.550%, 07/01/2030	140,000	132,671
5.250%, 03/01/2052	62,000	53,152
5.450%, 06/15/2027	25,000	25,013
5.900%, 06/15/2032	55,000	55,040
6.100%, 01/15/2029	190,000	194,459
6.150%, 01/15/2033	175,000	177,778
6.400%, 06/15/2033	225,000	232,380
Public Service Electric & Gas Company 5.450%, 03/01/2054	85,000	83,812
Public Service Enterprise Group, Inc.
5.200%, 04/01/2029	55,000	54,844
5.450%, 04/01/2034	35,000	34,691
6.125%, 10/15/2033	135,000	140,262
Puget Energy, Inc.
2.379%, 06/15/2028	130,000	116,028
3.650%, 05/15/2025	180,000	176,458
4.100%, 06/15/2030	67,000	61,642
4.224%, 03/15/2032	8,000	7,171
Sempra 5.400%, 08/01/2026	125,000	124,887
Southern California Edison Company
5.150%, 06/01/2029	80,000	79,925
5.200%, 06/01/2034	215,000	209,936
5.450%, 06/01/2031	40,000	40,286
5.750%, 04/15/2054	55,000	53,826
5.875%, 12/01/2053	60,000	59,854
5.950%, 11/01/2032	50,000	51,669
Southern California Gas Company
5.200%, 06/01/2033	110,000	108,606
5.600%, 04/01/2054	275,000	269,936
Southern Company Gas Capital Corp. 5.750%, 09/15/2033	35,000	35,866
Southwestern Electric Power Company 5.300%, 04/01/2033	100,000	96,888
The Brooklyn Union Gas Company 6.388%, 09/15/2033 (C)	170,000	173,660

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
The Southern Company 5.200%, 06/15/2033	$205,000	$201,262
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	24,091
5.000%, 04/01/2033 to 01/15/2034	320,000	311,224
5.350%, 01/15/2054	50,000	47,175
Wisconsin Power and Light Company 5.375%, 03/30/2034	75,000	74,505
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	79,480
		9,404,858
TOTAL CORPORATE BONDS (Cost $61,850,085)		$60,675,465
MUNICIPAL BONDS – 1.4%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	150,125
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	120,000	120,256
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	76,174
County of Riverside (California) 3.070%, 02/15/2028	600,000	561,409
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	261,675
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	25,000	22,549
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	88,000	95,767
New York Transportation Development Corp. 4.248%, 09/01/2035	565,000	541,211
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	720,349
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	489,483
TOTAL MUNICIPAL BONDS (Cost $3,270,674)		$3,038,998
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.3%
Commercial and residential – 8.7%
280 Park Avenue Mortgage Trust Series 2017-280P, Class E (1 month CME Term SOFR + 2.419%) 7.746%, 09/15/2034 (C)(E)	214,000	194,701
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 6.503%, 08/25/2035 (E)	94,670	75,994
Series 2005-56, Class 5A1 (1 month CME Term SOFR + 0.754%), 6.100%, 11/25/2035 (E)	45,666	36,183
Series 2005-72, Class A1 (1 month CME Term SOFR + 0.654%), 6.000%, 01/25/2036 (E)	12,164	10,550
Series 2005-7CB, Class 2A8 (1 month CME Term SOFR + 0.564%), 5.500%, 03/01/2038 (E)	82,730	60,357
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	62,954	23,277
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 6.093%, 10/25/2046 (E)	$29,528	$19,699
Series 2007-2, Class A1 (1 month CME Term SOFR + 0.239%), 5.585%, 03/25/2047 (E)	10,754	9,296
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	78,892	72,724
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	124,052	102,996
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	115,293	93,989
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	282,898	237,869
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	436,607	350,607
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	205,309	176,610
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	138,641	131,685
BANK
Series 2017-BNK8, Class XA IO, 0.845%, 11/15/2050	3,649,016	72,274
Series 2019-BN18, Class XA IO, 1.028%, 05/15/2062	1,393,149	47,990
Series 2019-BN20, Class XA IO, 0.933%, 09/15/2062	2,191,688	74,192
Series 2019-BN22, Class XA IO, 0.705%, 11/15/2062	2,412,364	64,125
Series 2019-BN23, Class XA IO, 0.801%, 12/15/2052	1,903,186	57,775
Series 2019-BN24, Class XA IO, 0.750%, 11/15/2062	1,169,826	34,723
Series 2020-BN28, Class XA IO, 1.875%, 03/15/2063	2,523,652	212,134
Series 2023-BNK45, Class XA IO, 1.204%, 02/15/2056	994,411	60,347
Series 2024-BNK47, Class A5, 5.716%, 06/15/2057	510,000	524,543
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.608%, 02/15/2050	2,790,271	82,536
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	98,035
Series 2024-C24, Class XA IO, 1.865%, 02/15/2057	998,926	106,206
Series 2024-C26, Class A5, 5.829%, 05/15/2057	335,000	348,710
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month CME Term SOFR + 0.454%) 5.800%, 01/25/2037 (E)	71,952	62,833
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month CME Term SOFR + 0.614%) 5.960%, 01/25/2036 (E)	63,290	57,322
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month CME Term SOFR + 0.474%) 5.820%, 10/25/2036 (E)	5,989	5,289

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.657%, 01/15/2051	$914,585	$13,266
Series 2018-B4, Class XA IO, 0.604%, 07/15/2051	2,112,342	29,224
Series 2018-B8, Class XA IO, 0.780%, 01/15/2052	4,403,147	93,972
Series 2019-B10, Class XA IO, 1.385%, 03/15/2062	2,654,236	126,977
Series 2019-B12, Class XA IO, 1.160%, 08/15/2052	1,046,871	32,969
Series 2020-B18, Class XA IO, 1.908%, 07/15/2053	672,655	39,554
Series 2020-B22, Class XA IO, 1.623%, 01/15/2054	1,156,212	85,681
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	136,666	118,401
BMO Mortgage Trust Series 2024-C9, Class A5 5.759%, 07/15/2057 (B)	484,000	498,518
BPR Trust Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%) 8.561%, 08/15/2039 (C)(E)	275,000	275,242
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	72,875	64,677
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	57,424	53,651
BX Trust
Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%), 7.780%, 08/15/2039 (C)(E)	223,437	223,088
Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%), 8.368%, 03/15/2041 (C)(E)	39,000	38,951
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month CME Term SOFR + 2.847%) 8.176%, 12/15/2037 (C)(E)	355,000	353,029
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	84,418	59,696
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month CME Term SOFR + 0.794%), 6.140%, 03/25/2035 (E)	21,466	19,359
Series 2007-HY4, Class 1A1, 4.425%, 09/25/2047 (F)	52,177	44,700
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.818%, 07/10/2047	628,492	33
Series 2015-GC29, Class XA IO, 1.147%, 04/10/2048	1,523,814	6,765
Series 2016-C3, Class C, 4.154%, 11/15/2049 (F)	288,000	238,044
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	609,994	488,575
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-CR17, Class A5 3.977%, 05/10/2047	$70,064	$69,223
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	244,745
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	531,698
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	90,655
Series 2022-HC, Class D, 4.084%, 01/10/2039 (C)(F)	100,000	87,677
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	137,575	121,656
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	252,079	217,644
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	222,886	193,211
Series 2021-RPL4, Class A1, 4.052%, 12/27/2060 (C)(F)	128,023	125,530
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	551,135	483,619
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,815
Series 2015-C2, Class XA IO, 0.842%, 06/15/2057	4,429,159	9,977
Series 2016-C6, Class XA IO, 2.019%, 01/15/2049	1,010,411	22,888
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.818%, 09/15/2053	519,241	26,291
DC Trust
Series 2024-HLTN, Class A, 5.933%, 04/13/2028 (C)(F)	90,000	88,760
Series 2024-HLTN, Class C, 7.286%, 04/13/2028 (C)(F)	45,000	45,234
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	78,411	67,570
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month CME Term SOFR + 0.414%) 5.760%, 03/25/2037 (E)	33,363	29,091
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	83,861	68,397
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	248,785	211,246
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	166,751	138,900
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	223,774	184,455
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	152,371	137,563

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.620%, 04/19/2036 (F)	$91,315	$70,483
GS Mortgage Securities Trust Series 2024-70P, Class B 5.887%, 03/10/2041 (C)(F)	295,000	288,497
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.619%, 01/25/2036 (F)	2,425	2,181
Series 2007-1F, Class 4A1 (1 month CME Term SOFR + 0.414%), 5.760%, 01/25/2037 (E)	72,072	16,444
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month CME Term SOFR + 0.774%), 6.113%, 09/19/2035 (E)	17,673	11,226
Series 2006-12, Class 2A13 (1 month CME Term SOFR + 0.594%), 5.933%, 12/19/2036 (E)	108,129	101,145
Series 2006-12, Class 2A2A (1 month CME Term SOFR + 0.494%), 5.833%, 01/19/2038 (E)	38,808	33,375
Series 2007-7, Class 2A1B (1 month CME Term SOFR + 2.114%), 7.460%, 10/25/2037 (E)	41,245	33,073
HTL Commercial Mortgage Trust
Series 2024-T53, Class B, 6.774%, 05/10/2039 (C)(F)	130,000	130,089
Series 2024-T53, Class C, 7.324%, 05/10/2039 (C)(F)	100,000	100,319
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	169,383	138,145
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	532,771	489,326
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 4.246%, 12/25/2036 (F)	29,781	22,869
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	141,248
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 4.522%, 05/25/2036 (F)	5,877	4,657
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1 (4.750% to 4-25-25, then 5.750% thereafter), 4.750%, 04/25/2061 (C)	125,951	123,626
Series 2021-GS3, Class A1 (4.750% to 5-25-25, then 5.750% thereafter), 4.750%, 07/25/2061 (C)	167,225	162,726
Series 2021-GS4, Class A1 (1.650% to 8-25-24, then 4.650% to 8-25-25, then 5.650% thereafter), 1.650%, 11/25/2060 (C)	84,194	82,026
Lehman XS Trust Series 2006-16N, Class A4A (1 month CME Term SOFR + 0.494%) 5.840%, 11/25/2046 (E)	95,630	80,808
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month CME Term SOFR + 0.494%) 5.840%, 05/25/2046 (E)	$87,697	$70,862
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 5.994%, 11/21/2034 (F)	9,861	9,140
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	21,294	19,407
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	88,162	80,923
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	123,990	106,729
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 1.019%, 12/15/2047	789,265	233
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	530,700
Series 2017-H1, Class XA IO, 1.459%, 06/15/2050	631,272	15,555
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	131,051	122,182
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	147,062	136,239
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	132,407	124,356
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 6.960%, 06/25/2057 (C)(E)	117,647	118,370
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	97,408	91,851
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 6.210%, 01/25/2048 (C)(E)	148,144	144,266
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	134,527	123,899
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	37,808	35,136
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	68,609	62,861
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029 (C)(F)	225,000	231,936
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	355,902	297,273
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	228,042	195,839
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	220,681	172,512
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	441,302	382,621
PRPM LLC
Series 2020-6, Class A1 (5.363% to 11-25-24, then 6.363% thereafter), 5.363%, 11/25/2025 (C)	56,547	56,419

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
PRPM LLC (continued)
Series 2021-3, Class A1 (4.867% to 4-25-25, then 5.867% thereafter), 4.867%, 04/25/2026 (C)	$122,050	$120,526
Series 2021-4, Class A1 (4.867% to 4-25-25, then 5.867% thereafter), 4.867%, 04/25/2026 (C)	222,137	221,599
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)	375,340	369,393
Series 2024-3, Class A1 (6.994% to 5-25-27, then 9.994% to 5-25-28, then 10.994% thereafter), 6.994%, 05/25/2029 (C)	320,793	320,799
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month CME Term SOFR + 0.614%) 5.960%, 08/25/2037 (E)	30,497	27,309
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	583,527
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	322,263	257,837
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	170,135	151,472
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	58,122	52,925
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	339,198	288,893
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	571,836	484,976
TYSN Mortgage Trust Series 2023-CRNR, Class A 6.799%, 12/10/2033 (C)(F)	410,000	423,081
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	91,386	79,732
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	233,441	204,535
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	103,708	92,035
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	336,865	303,584
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	76,771	71,516
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 4.239%, 06/25/2037 (F)	10,414	8,687
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month CME Term SOFR + 0.714%) 6.000%, 07/25/2036 (E)	16,180	11,121
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.254%, 05/15/2048 (F)	$40,000	$35,428
Series 2015-NXS1, Class XA IO, 1.166%, 05/15/2048	1,222,069	4,002
Series 2015-NXS3, Class XA IO, 1.017%, 09/15/2057	2,445,552	19,043
		18,914,380
U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corp.
Series 2019-3, Class MV, 3.500%, 10/25/2058	109,690	97,796
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 8.735%, 10/25/2041 (C)(E)	205,000	212,309
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 8.985%, 11/25/2041 (C)(E)	194,000	202,407
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 8.235%, 04/25/2042 (C)(E)	167,974	174,575
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 8.685%, 05/25/2042 (C)(E)	235,000	246,713
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 9.835%, 06/25/2042 (C)(E)	285,000	309,162
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 9.035%, 09/25/2042 (C)(E)	200,000	212,987
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.835%, 03/25/2042 (C)(E)	55,000	57,800
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 9.335%, 07/25/2042 (C)(E)	180,000	192,189
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.885%, 08/25/2042 (C)(E)	70,000	73,914
Series 2023-DNA2, Class M1B (30 day Average SOFR + 3.250%), 8.585%, 04/25/2043 (C)(E)	150,000	158,813
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.835%, 05/25/2043 (C)(E)	445,000	471,914
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 8.685%, 06/25/2043 (C)(E)	510,000	539,323
Series 3883, Class PB, 3.000%, 05/15/2041	47,134	44,031
Series 5055, Class DG, 1.500%, 12/25/2050	388,612	302,177
Series 5170, Class DP, 2.000%, 07/25/2050	382,063	322,718
Series K064, Class X1 IO, 0.730%, 03/25/2027	2,083,522	28,597
Series K068, Class A2, 3.244%, 08/25/2027	545,000	519,195
Series K104, Class X1 IO, 1.244%, 01/25/2030	1,293,092	64,447
Series K111, Class X1 IO, 1.679%, 05/25/2030	547,098	40,376

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K114, Class X1 IO, 1.209%, 06/25/2030	$1,592,834	$85,755
Series K121, Class X1 IO, 1.116%, 10/25/2030	840,170	41,553
Series K122, Class X1 IO, 0.967%, 11/25/2030	474,474	20,637
Series K124, Class X1 IO, 0.808%, 12/25/2030	1,900,881	70,292
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	48,643	43,939
Series 2012-21, Class PQ, 2.000%, 09/25/2041	27,606	25,402
Series 2012-52, Class PA, 3.500%, 05/25/2042	44,444	41,778
Series 2015-48, Class QB, 3.000%, 02/25/2043	52,780	50,595
Series 2016-11, Class GA, 2.500%, 03/25/2046	72,338	65,353
Series 2016-38, Class NA, 3.000%, 01/25/2046	37,900	34,286
Series 2016-C07, Class 2M2 (30 day Average SOFR + 4.464%), 9.800%, 05/25/2029 (E)	132,770	139,396
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	228,571
Series 2017-26, Class CG, 3.500%, 07/25/2044	35,747	34,963
Series 2017-34, Class JK, 3.000%, 05/25/2047	26,713	25,522
Series 2017-35, Class AH, 3.500%, 04/25/2053	46,649	45,551
Series 2017-49, Class JA, 4.000%, 07/25/2053	48,031	47,046
Series 2017-84, Class KA, 3.500%, 04/25/2053	55,617	53,662
Series 2017-C01, Class 1M2 (30 day Average SOFR + 3.664%), 9.000%, 07/25/2029 (E)	76,335	78,930
Series 2018-23, Class LA, 3.500%, 04/25/2048	105,354	97,189
Series 2018-70, Class HA, 3.500%, 10/25/2056	72,472	69,437
Series 2019-12, Class HA, 3.500%, 11/25/2057	124,839	116,702
Series 2019-14, Class CA, 3.500%, 04/25/2049	125,958	118,094
Series 2019-45, Class PT, 3.000%, 08/25/2049	113,770	100,527
Series 2019-HRP1, Class M2 (30 day Average SOFR + 2.264%), 7.600%, 11/25/2039 (C)(E)	32,954	32,954
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 8.435%, 10/25/2041 (C)(E)	80,000	82,336
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	599,637
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 8.485%, 12/25/2041 (C)(E)	188,000	194,440
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.835%, 01/25/2042 (C)(E)	$395,000	$415,654
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 8.435%, 06/25/2043 (C)(E)	144,000	152,165
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 8.035%, 07/25/2043 (C)(E)	150,000	156,728
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 7.835%, 02/25/2044 (C)(E)	75,000	76,256
Series 2024-R02, Class 1M2 (30 day Average SOFR + 1.800%), 7.135%, 02/25/2044 (C)(E)	88,000	88,836
Series 415, Class A3, 3.000%, 11/25/2042	93,026	83,991
Government National Mortgage Association
Series 2006-38, Class XS IO, 1.807%, 09/16/2035	9,763	42
Series 2013-37, Class LG, 2.000%, 01/20/2042	44,118	41,981
		7,831,643
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,263,854)		$26,746,023
ASSET BACKED SECURITIES – 9.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	95,620	87,967
ABFC Trust Series 2006-HE1, Class A2D (1 month CME Term SOFR + 0.554%) 5.900%, 01/25/2037 (E)	87,642	48,357
Affirm Asset Securitization Trust Series 2023-A, Class 1A 6.610%, 01/18/2028 (C)	185,000	185,684
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	265,151
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.090%, 11/12/2027 (C)	155,000	155,279
Avis Budget Rental Car Funding Aesop LLC
Series 2023-7A, Class A 5.900%, 08/21/2028 (C)	175,000	177,008
Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	99,123
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (C)	145,000	144,328
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 7.472%, 03/13/2037 (C)(E)	395,000	397,888

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 7.674%, 04/25/2036 (C)(E)	$270,000	$272,148
Birch Grove CLO, Ltd. Series 2022-4A, Class BR (3 month CME Term SOFR + 1.800%) 7.139%, 07/15/2037 (C)(E)	250,000	250,000
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month CME Term SOFR + 1.362%) 6.686%, 04/20/2034 (C)(E)	415,000	415,410
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	104,128	98,673
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	126,607	109,950
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,644	99,109
Chesapeake Funding II LLC Series 2023-1A, Class A1 5.650%, 05/15/2035 (C)	231,099	231,005
CNH Equipment Trust Series 2023-A, Class A4 4.770%, 10/15/2030	85,000	83,954
Commercial Equipment Finance LLC Series 2024-1A, Class A 5.970%, 07/16/2029 (C)	212,516	212,362
CPS Auto Receivables Trust Series 2023-B, Class A 5.910%, 08/16/2027 (C)	204,875	204,944
Credit Acceptance Auto Loan Trust Series 2024-1A, Class A 5.680%, 03/15/2034 (C)	180,000	180,443
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (C)	135,000	135,723
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	350,575	342,153
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	153,054
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	598,087	530,810
DT Auto Owner Trust Series 2023-2A, Class B 5.410%, 02/15/2029 (C)	135,000	134,295
Elmwood CLO, Ltd.
Series 2022-6A, Class BR (3 month CME Term SOFR + 2.400%) 7.717%, 10/17/2036 (C)(E)	365,000	370,945
Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 7.578%, 04/16/2036 (C)(E)	250,000	251,361
Enterprise Fleet Financing LLC
Series 2023-1, Class A3 5.420%, 10/22/2029 (C)	185,000	184,889
Series 2024-1, Class A3 5.160%, 09/20/2030 (C)	75,000	74,930
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	41,843	41,782
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	29,052	28,874
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month CME Term SOFR + 0.424%) 5.770%, 09/25/2036 (E)	$164,149	$153,460
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	138,618	133,615
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	570,808	551,863
Flagship Credit Auto Trust
Series 2022-3, Class B 4.690%, 07/17/2028 (C)	239,000	235,798
Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	65,276
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 8.124%, 07/25/2036 (C)(E)	250,000	254,628
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (F)	133,661	32,792
Series 2006-15, Class AF6 6.376%, 09/25/2036	334,798	82,475
Series 2006-20, Class 2A1A (1 month CME Term SOFR + 0.214%) 5.560%, 12/25/2046 (E)	173,277	83,135
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	130,926	122,975
GSAMP Trust Series 2007-FM2, Class A2B (1 month CME Term SOFR + 0.204%) 5.550%, 01/25/2037 (E)	171,810	100,933
Hertz Vehicle Financing III LLC Series 2023-3A, Class A 5.940%, 02/25/2028 (C)	475,000	477,112
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 7.625%, 04/21/2036 (C)(E)	250,000	250,910
Madison Park Funding LXVII, Ltd. Series 2024-67A, Class A1 (3 month CME Term SOFR + 1.510%) 6.800%, 04/25/2037 (C)(E)	420,000	420,851
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 7.089%, 02/19/2037 (C)(E)	335,000	330,825
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	139,067	120,922
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	199,809	170,818
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	256,474	257,244
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	310,000	276,203
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	31,344	30,243
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 7.675%, 04/20/2036 (C)(E)	270,000	271,848

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 07/25/2051 (C)	$168,676	$165,516
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	94,215	92,678
Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	339,321	332,611
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	392,042	358,999
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	132,673	124,949
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	103,055	100,249
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	623,460	606,571
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	163,848	160,202
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	380,434
RR 23, Ltd. Series 2022-23A, Class A2R (3 month CME Term SOFR + 2.650%) 7.979%, 10/15/2035 (C)(E)	520,000	524,383
Sabey Data Center Issuer LLC Series 2024-1, Class A2 6.000%, 04/20/2049 (C)	65,000	64,384
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.980%, 02/15/2028	140,000	139,094
Series 2023-3, Class B 5.610%, 07/17/2028	235,000	235,187
SCF Equipment Leasing LLC Series 2024-1A, Class B 5.560%, 04/20/2032 (C)	130,000	129,923
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month CME Term SOFR + 0.294%) 5.640%, 07/25/2036 (E)	116,108	40,044
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	116,351
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 6.655%, 04/25/2034 (C)(E)	655,000	655,131
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month CME Term SOFR + 0.294%) 5.640%, 07/25/2037 (E)	20,892	18,418
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	223,295
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	120,347
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Subway Funding LLC Series 2024-1A, Class A2I 6.028%, 07/30/2054 (C)	$340,000	$342,759
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	146,607
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	761,565
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 7.625%, 04/20/2036 (C)(E)	300,000	301,154
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	271,611	271,287
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.480%, 08/17/2026 (C)	22,115	22,122
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	373,915	367,533
VB Issuer LLC Series 2024-1A, Class C2 5.590%, 05/15/2054 (C)	255,000	254,886
VCAT LLC
Series 2021-NPL2, Class A1 (5.115% to 3-25-25, then 6.115% thereafter) 5.115%, 03/27/2051 (C)	41,998	41,607
Series 2021-NPL3, Class A1 (4.473% to 5-25-25, then 5.743% thereafter) 4.743%, 05/25/2051 (C)	161,700	157,968
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 6.720%, 04/15/2034 (C)(E)	655,000	655,000
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1 (1.992% to 8-25-24, then 4.992% to 8-25-25, then 5.992% thereafter) 1.992%, 08/25/2051 (C)	200,384	194,881
Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 08/25/2051 (C)	529,243	516,568
Series 2021-NPL3, Class A1 (5.240% to 1-25-25, then 6.240% thereafter) 5.240%, 02/27/2051 (C)	136,101	134,626
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month CME Term SOFR + 1.432%) 6.756%, 07/20/2032 (C)(E)	517,721	518,035
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	219,703	206,411
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	73,841	73,434
Series 2023-1A, Class B 5.410%, 01/18/2028 (C)	75,000	74,735

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	$197,000	$179,293
World Omni Auto Receivables Trust Series 2023-A, Class B 5.030%, 05/15/2029	125,000	124,238
TOTAL ASSET BACKED SECURITIES (Cost $20,743,623)		$20,325,000
SHORT-TERM INVESTMENTS – 3.2%
Repurchase agreement – 3.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 6-28-24 at 5.340% to be repurchased at $6,903,071 on 7-1-24, collateralized by $6,467,191 U.S. Treasury Inflation Indexed Bonds, 3.875% due 4-15-29 (valued at $7,038,158)	6,900,000	6,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $6,900,000)		$6,900,000
Total Investments (Investment Quality Bond Trust) (Cost $276,665,481) – 117.3%		$254,532,344
Other assets and liabilities, net – (17.3%)		(37,512,521)
TOTAL NET ASSETS – 100.0%		$217,019,823
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
Investment Quality Bond Trust (continued)
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $62,299,096 or 28.7% of the fund's net assets as of 6-30-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	36	Long	Sep 2024	$3,155,707	$3,159,621	$3,914
2-Year U.S. Treasury Note Futures	160	Long	Sep 2024	32,583,514	32,675,000	91,486
5-Year U.S. Treasury Note Futures	167	Long	Sep 2024	17,696,611	17,798,546	101,935
10-Year U.S. Treasury Note Futures	46	Short	Sep 2024	(5,062,294)	(5,059,281)	3,013
Euro-Buxl Futures	4	Short	Sep 2024	(548,749)	(557,922)	(9,173)
German Euro BUND Futures	50	Short	Sep 2024	(6,974,790)	(7,047,925)	(73,135)
U.S. Treasury Long Bond Futures	16	Short	Sep 2024	(1,871,851)	(1,893,000)	(21,149)
Ultra 10-Year U.S. Treasury Note Futures	18	Short	Sep 2024	(2,051,737)	(2,043,563)	8,174
Ultra U.S. Treasury Bond Futures	60	Short	Sep 2024	(7,422,375)	(7,520,625)	(98,250)
						$6,815

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	444,000	USD	479,896	NWM	9/18/2024	—	$(2,621)
USD	867,813	BRL	4,715,000	GSI	9/18/2024	$31,628	—
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	3,860,286	EUR	3,592,000	DB	9/18/2024	—	$(914)
						$31,628	$(3,535)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	845,000	USD	Fixed 3.873%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	$(3,183)	$(3,183)
Centrally cleared	280,000	USD	Fixed 3.878%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	(1,165)	(1,165)
Centrally cleared	625,000	USD	Fixed 3.672%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	7,581	7,581
Centrally cleared	625,000	USD	Fixed 3.657%	USD Compounded SOFR	Annual	Annual	Jun 2035	$(41)	8,337	8,296
Centrally cleared	315,000	USD	Fixed 3.655%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	4,243	4,243
Centrally cleared	350,000	USD	Fixed 3.647%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	4,935	4,935
Centrally cleared	425,000	USD	Fixed 3.743%	USD Compounded SOFR	Annual	Annual	Jun 2035	—	2,758	2,758
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	(5,801)	386,761	380,960
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,562)	530,369	522,807
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,286	56,917	61,203
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	643	159,899	160,542
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	(3,919)	37,219	33,300
								$(12,394)	$1,194,671	$1,182,277
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.41.	1,533,600	USD	$1,533,600	1.000%	Quarterly	Jun 2029	$40,740	$7,873	$48,613
				$1,533,600				$40,740	$7,873	$48,613
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
DB	Deutsche Bank AG
GSI	Goldman Sachs International
NWM	NatWest Markets PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 36.7%
U.S. Treasury Bill
5.163%, 03/20/2025	$1,800,000	$1,735,679
5.273%, 07/02/2024	49,000,000	48,992,922
5.284%, 07/09/2024	31,246,200	31,210,056
5.294%, 07/23/2024	62,364,200	62,165,830
5.336%, 08/13/2024	15,585,500	15,488,138
5.343%, 08/06/2024	62,199,200	61,873,121
5.354%, 08/01/2024	62,000,000	61,719,361
5.370%, 10/22/2024	62,066,600	61,051,587
5.373%, 09/26/2024	67,000,000	66,152,771
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. Treasury Note
5.076%, 01/31/2025	$50,000,000	$49,268,555
5.430%, (3 month USBMMY + 0.037%), 07/31/2024 (A)	86,863,800	86,862,843
5.484%, (3 month USBMMY + 0.200%), 01/31/2025 (A)	40,105,000	40,127,227
5.497%, (3 month USBMMY + 0.169%), 04/30/2025 (A)	37,753,300	37,769,129
5.504%, (3 month USBMMY + 0.245%), 01/31/2026 (A)	37,349,600	37,416,713
5.508%, (3 month USBMMY + 0.140%), 10/31/2024 (A)	124,297,300	124,302,735

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. Treasury Note (continued)
5.528%, (3 month USBMMY + 0.170%), 10/31/2025 (A)	$10,369,600	$10,372,554
5.591%, (3 month USBMMY + 0.125%), 07/31/2025 (A)	26,922,300	26,898,981
TOTAL U.S. GOVERNMENT (Cost $823,408,202)		$823,408,202
U.S. GOVERNMENT AGENCY – 51.8%
Federal Agricultural Mortgage Corp.
4.807%, 12/30/2024	3,205,000	3,129,980
5.079%, 07/15/2024	15,940,000	15,909,006
5.239%, 03/03/2025	6,428,000	6,386,238
5.291%, 10/28/2024	9,617,000	9,453,920
5.311%, 09/03/2024	6,415,000	6,355,811
5.353%, 07/01/2024	12,820,000	12,820,000
5.373%, 08/15/2024	46,597,000	46,290,334
5.415%, 08/01/2024	9,617,000	9,617,000
5.512%, (U.S. Federal Funds Effective Rate + 0.500%), 02/27/2025 (A)	5,677,000	5,691,445
5.570%, (Overnight SOFR + 0.140%), 01/21/2025 (A)	15,984,000	15,982,795
5.581%, (Overnight SOFR + 0.150%), 01/06/2025 (A)	12,739,000	12,738,076
5.592%, (Overnight SOFR + 0.180%), 12/22/2025 (A)	2,502,000	2,502,160
5.617%, (Overnight SOFR + 0.200%), 04/04/2025 (A)	6,527,000	6,527,000
5.617%, (Overnight SOFR + 0.200%), 12/18/2025 (A)	12,727,000	12,727,000
Federal Farm Credit Bank
4.837%, 11/08/2024	1,058,000	1,046,051
4.957%, 09/10/2024	927,000	921,832
4.990%, 10/02/2024	12,615,000	12,614,870
5.033%, 02/21/2025	15,703,000	15,688,846
5.076%, 02/18/2025	6,222,000	6,027,528
5.119%, 05/22/2025	6,222,000	6,220,116
5.150%, 07/19/2024	631,000	629,532
5.155%, 07/02/2024	631,000	630,921
5.160%, 09/03/2024	1,804,000	1,793,856
5.180%, 04/17/2025	3,114,000	3,112,358
5.260%, 08/19/2024	1,872,000	1,860,037
5.261%, 03/10/2025	6,207,000	6,009,463
5.262%, 04/01/2025	6,207,000	6,002,730
5.302%, 12/09/2024	12,451,000	12,166,457
5.313%, 12/09/2024	1,245,000	1,216,492
5.327%, 01/13/2025	899,000	875,425
5.341%, 10/25/2024	9,336,000	9,180,172
5.342%, 12/05/2024	625,000	624,222
5.343%, 12/20/2024	11,542,000	11,258,554
5.356%, 12/24/2024	15,507,000	15,116,568
5.361%, 10/21/2024	1,245,000	1,227,203
5.362%, 11/18/2024	3,642,000	3,629,805
5.365%, 07/23/2024	1,244,000	1,240,326
5.399%, 08/26/2024	26,837,000	26,754,022
5.414%, 07/22/2024	3,125,000	3,119,695
5.419%, (Overnight SOFR + 0.005%), 10/17/2024 (A)	6,230,000	6,230,000
5.475%, (Overnight SOFR + 0.060%), 07/08/2024 (A)	9,982,000	9,982,000
5.475%, (U.S. Federal Funds Effective Rate + 0.070%), 10/04/2024 (A)	13,238,000	13,238,000
5.494%, 08/21/2024	752,000	751,369
5.495%, (Overnight SOFR + 0.080%), 07/22/2024 (A)	4,000,000	4,000,000
5.515%, (Prime rate - 3.085%), 08/08/2024 (A)	13,232,000	13,231,654
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
5.515%, (Overnight SOFR + 0.085%), 07/22/2024 (A)	$6,615,000	$6,614,943
5.536%, (Prime rate - 3.040%), 10/17/2024 (A)	6,000,000	6,000,000
5.541%, (Overnight SOFR + 0.125%), 03/07/2025 (A)	3,265,000	3,265,000
5.541%, (Overnight SOFR + 0.125%), 10/03/2024 (A)	6,488,000	6,488,000
5.551%, (Overnight SOFR + 0.135%), 09/05/2024 (A)	3,260,000	3,260,000
5.551%, (Overnight SOFR + 0.135%), 04/29/2025 (A)	3,208,000	3,208,000
5.556%, (Overnight SOFR + 0.140%), 11/07/2024 (A)	7,894,000	7,894,000
5.556%, (U.S. Federal Funds Effective Rate + 0.150%), 02/03/2025 (A)	6,539,000	6,539,000
5.578%, (Overnight SOFR + 0.110%), 02/14/2025 (A)	4,019,000	4,017,739
5.587%, (Overnight SOFR + 0.170%), 01/23/2025 (A)	9,757,000	9,757,000
5.597%, (Prime rate - 2.980%), 01/09/2025 (A)	5,202,000	5,202,000
5.597%, (Overnight SOFR + 0.180%), 03/20/2025 (A)	6,542,000	6,542,000
5.617%, (Overnight SOFR + 0.200%), 12/05/2024 (A)	11,000,000	11,000,000
5.627%, (Prime rate - 2.950%), 12/16/2024 (A)	5,889,000	5,889,000
Federal Home Loan Bank
4.751%, 01/22/2025	200,000	195,570
4.807%, 12/30/2024	1,612,000	1,574,268
4.862%, 11/18/2024	2,875,000	2,825,621
4.925%, 10/21/2024	400,000	394,714
4.931%, 10/28/2024	630,000	621,444
4.937%, 10/01/2024	12,623,000	12,467,835
4.970%, 09/03/2024	15,778,000	15,641,678
4.974%, 09/17/2024	1,490,000	1,475,595
4.990%, 09/30/2024	2,455,000	2,444,323
5.047%, 10/25/2024	630,000	629,881
5.054%, 03/07/2025	15,760,000	15,760,000
5.108%, 11/27/2024	4,620,000	4,537,130
5.119%, 07/10/2024	18,920,000	18,896,147
5.126%, 09/23/2024	635,000	628,155
5.139%, 09/30/2024	635,000	628,517
5.145%, 10/15/2024	4,802,000	4,731,304
5.152%, 11/01/2024	10,329,000	10,152,723
5.158%, 03/28/2025	1,245,000	1,243,455
5.167%, 09/30/2024	2,525,000	2,499,665
5.171%, 09/17/2024	3,160,000	3,132,419
5.194%, 10/28/2024	6,240,000	6,153,044
5.200%, 09/23/2024	1,265,000	1,252,895
5.203%, 11/08/2024	7,480,000	7,369,860
5.212%, 04/21/2025	3,120,000	3,012,326
5.221%, 09/10/2024	1,265,000	1,254,699
5.222%, 09/13/2024	6,200,000	6,170,521
5.230%, 08/01/2024	3,150,000	3,144,533
5.235%, 08/01/2024	12,846,000	12,789,142
5.246%, 08/16/2024	1,285,000	1,276,560
5.251%, 07/26/2024	705,000	704,886
5.260%, 03/28/2025	3,205,000	3,099,668
5.261%, 03/10/2025	7,665,000	7,421,545
5.268%, 01/10/2025	6,179,000	6,011,547
5.288%, 02/25/2025	1,365,000	1,324,723
5.299%, 07/03/2024	6,227,000	6,225,192
5.301%, 03/24/2025	1,865,000	1,803,763
5.304%, 07/10/2024	6,218,000	6,209,878

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
5.309%, 07/29/2024	$3,255,000	$3,243,043
5.312%, 09/24/2024	6,370,000	6,371,145
5.312%, 08/15/2024	1,265,000	1,258,315
5.314%, 01/21/2025	15,542,000	15,093,717
5.316%, 04/25/2025	6,230,000	6,230,000
5.321%, 12/16/2024	1,160,000	1,149,158
5.322%, 08/08/2024	6,623,000	6,586,507
5.327%, 09/09/2024	2,510,000	2,510,018
5.328%, 07/08/2024	12,414,000	12,401,327
5.331%, 09/20/2024	1,995,000	1,994,134
5.344%, 12/09/2024	2,415,000	2,364,565
5.348%, 11/26/2024	3,100,000	3,040,943
5.349%, 12/30/2024	1,865,000	1,826,941
5.353%, 08/02/2024	4,267,000	4,247,068
5.356%, 07/05/2024	1,512,000	1,511,113
5.356%, 07/30/2024	4,199,000	4,181,208
5.357%, 08/07/2024	15,553,000	15,468,999
5.357%, 07/31/2024	5,604,000	5,579,436
5.357%, 12/06/2024	1,220,000	1,219,631
5.357%, 02/03/2025	2,815,000	2,812,901
5.357%, 08/14/2024	622,000	618,009
5.359%, 08/16/2024	37,834,000	37,580,197
5.360%, 12/13/2024	935,000	934,486
5.363%, 07/26/2024	31,071,000	30,957,289
5.363%, 12/13/2024	3,195,000	3,158,044
5.364%, 08/23/2024	3,111,000	3,086,955
5.366%, 09/04/2024	750,000	745,009
5.368%, 10/17/2024	3,100,000	3,056,019
5.368%, 01/28/2025	1,115,000	1,086,828
5.369%, 09/18/2024	8,090,000	7,997,063
5.371%, 09/30/2024	625,000	617,505
5.371%, 09/30/2024	625,000	617,505
5.373%, 09/18/2024	31,073,000	30,715,831
5.374%, 08/23/2024	15,568,000	15,447,466
5.375%, 07/29/2024	620,000	617,646
5.380%, 09/25/2024	31,037,000	30,648,486
5.381%, 10/23/2024	4,314,000	4,242,690
5.381%, 10/03/2024	7,290,000	7,273,237
5.387%, 09/13/2024	6,560,000	6,546,295
5.414%, (Overnight SOFR + 0.000%), 07/16/2024 (A)	15,760,000	15,760,000
5.414%, (Overnight SOFR + 0.000%), 08/14/2024 (A)	12,450,000	12,450,000
5.419%, 08/28/2024	1,090,000	1,084,099
5.419%, (Overnight SOFR + 0.005%), 08/26/2024 (A)	12,000,000	12,000,000
5.419%, (Overnight SOFR + 0.005%), 10/17/2024 (A)	18,695,000	18,695,000
5.424%, (Overnight SOFR + 0.010%), 09/12/2024 (A)	15,740,000	15,740,000
5.424%, (Overnight SOFR + 0.010%), 10/02/2024 (A)	18,740,000	18,740,000
5.432%, (Overnight SOFR + 0.005%), 08/02/2024 (A)	6,235,000	6,234,933
5.435%, 05/12/2025	6,220,000	6,220,000
5.436%, (Overnight SOFR + 0.100%), 11/27/2024 (A)	8,105,000	8,107,571
5.447%, 06/02/2025	6,230,000	6,230,000
5.453%, 07/08/2024	4,805,000	4,802,775
5.454%, 08/28/2024	310,000	309,166
5.454%, 05/28/2025	1,245,000	1,245,000
5.485%, 05/20/2025	6,245,000	6,245,000
5.566%, (Overnight SOFR + 0.150%), 01/30/2025 (A)	9,800,000	9,800,000
5.627%, (Overnight SOFR + 0.210%), 12/26/2025 (A)	6,320,000	6,320,000
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Mortgage Corp.
4.883%, 02/28/2025	$3,173,000	$3,155,234
5.140%, 09/25/2024	3,192,000	3,156,752
5.224%, 11/19/2024	767,000	753,137
5.245%, 02/12/2025	623,000	608,990
5.319%, 11/15/2024	637,000	636,877
5.337%, 02/14/2025	1,860,000	1,857,803
5.355%, 12/30/2024	623,000	622,035
5.356%, 11/25/2024	620,000	608,003
5.366%, 10/08/2024	924,000	916,882
5.369%, 01/24/2025	1,203,000	1,201,652
5.370%, 08/01/2024	6,053,000	6,051,253
5.432%, 01/27/2025	8,154,000	8,143,269
Federal National Mortgage Association
5.201%, 07/02/2024	21,467,000	21,464,974
5.287%, 01/07/2025	623,000	611,450
5.308%, 01/17/2025	12,623,000	12,623,000
5.326%, 09/06/2024	12,452,000	12,390,242
5.332%, 08/19/2024	1,245,000	1,236,898
5.397%, 10/15/2024	2,460,000	2,433,444
Tennessee Valley Authority
5.285%, 09/15/2024	6,407,000	6,374,896
5.360%, 07/10/2024	18,609,000	18,584,436
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,162,364,277)		$1,162,364,277
CORPORATE BONDS – 0.0%
Private Export Funding Corp. 5.314%, 11/15/2024	685,000	675,980
TOTAL CORPORATE BONDS (Cost $675,980)		$675,980
REPURCHASE AGREEMENT – 11.1%
Barclays Tri-Party Repurchase Agreement dated 6-28-24 at 5.310% to be repurchased at $31,013,718 on 7-1-24, collateralized by $35,874,066 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-31 (valued at $31,634,061)	31,000,000	31,000,000
Repurchase Agreement with State Street Corp. dated 6-28-24 at 2.630% to be repurchased at $383,084 on 7-1-24, collateralized by $394,900 U.S. Treasury Notes, 3.750% due 4-15-26 (valued at $390,844)	383,000	383,000
Repurchase Agreement with State Street Corp. dated 6-28-24 at 5.290% to be repurchased at $219,096,543 on 7-1-24, collateralized by $237,685,200 U.S. Treasury Notes, 0.250% due 10-31-25 (valued at $223,380,176)	219,000,000	219,000,000
TOTAL REPURCHASE AGREEMENT (Cost $250,383,000)		$250,383,000
Total Investments (Money Market Trust) (Cost $2,236,831,459) – 99.6%		$2,236,831,459
Other assets and liabilities, net – 0.4%		9,358,447
TOTAL NET ASSETS – 100.0%		$2,246,189,906
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 34.8%
U.S. Government - 16.5%
U.S. Treasury Bonds
4.250%, 02/15/2054		$999,600	$951,807
4.750%, 11/15/2053		3,410,000	3,525,088
U.S. Treasury Inflation Protected Securities
0.750%, 02/15/2042		2,913,624	2,275,500
1.125%, 01/15/2033		2,694,349	2,492,723
1.375%, 07/15/2033		4,717,474	4,454,341
1.625%, 10/15/2027 (A)		3,185,573	3,133,588
2.125%, 02/15/2054		541,406	526,222
2.375%, 10/15/2028		7,860,864	7,963,407
U.S. Treasury Notes
4.000%, 02/15/2034		68,100	66,100
4.500%, 05/31/2029		136,000	136,924
4.625%, 04/30/2031		94,700	96,224
			25,621,924
U.S. Government Agency - 18.3%
Federal Home Loan Mortgage Corp.
5.500%, 10/01/2053 to 03/01/2054		1,976,634	1,950,041
6.500%, 11/01/2053		104,833	107,372
Federal National Mortgage Association
2.000%, TBA (B)		144,000	112,624
2.500%, TBA (B)		170,000	138,842
3.000%, TBA (B)		900,000	765,844
3.500%, TBA (B)		900,000	796,570
4.000%, TBA (B)		1,250,000	1,143,555
4.500%, TBA (B)		875,000	855,312
5.000%, TBA (B)		9,665,000	9,340,691
5.500%, TBA (B)		6,947,000	6,851,750
5.500%, 03/01/2054		414,664	409,040
6.000%, TBA (B)		1,728,000	1,732,861
6.000%, 11/01/2053		249,721	250,563
6.500%, TBA (B)		375,000	381,650
6.500%, 11/01/2053		177,629	181,932
Government National Mortgage Association
2.500%, TBA (B)		1,126,000	946,954
3.000%, TBA (B)		460,000	401,114
4.000%, TBA (B)		2,275,000	2,102,408
			28,469,123
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $54,301,718)			$54,091,047
FOREIGN GOVERNMENT OBLIGATIONS - 37.7%
Argentina - 0.0%
Republic of Argentina 3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		150,000	62,818
Australia - 1.9%
Commonwealth of Australia
1.000%, 02/21/2050	AUD	110,000	67,765
1.750%, 06/21/2051		5,645,000	2,059,657
2.750%, 05/21/2041		1,690,000	879,222
			3,006,644
Brazil - 6.8%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	2,341,000	1,750,975
6.125%, 01/22/2032		$200,000	197,250
7.125%, 05/13/2054		200,000	193,254
10.000%, 01/01/2027 to 01/01/2035	BRL	42,452,000	7,087,658
11.334%, 01/01/2026 (C)		3,529,000	535,792
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil (continued)
Federative Republic of Brazil (continued)
11.503%, 07/01/2026 (C)	BRL	1,559,000	$223,567
11.778%, 07/01/2027 (C)		2,967,000	378,160
11.974%, 01/01/2028 (C)		1,146,000	137,130
			10,503,786
Canada - 1.3%
Province of Ontario 2.000%, 12/01/2036	CAD	2,906,353	1,959,295
Chile - 0.2%
Republic of Chile
4.700%, 09/01/2030 (D)	CLP	120,000,000	121,103
5.000%, 03/01/2035		75,000,000	74,032
5.800%, 10/01/2034 (D)		65,000,000	68,064
6.000%, 04/01/2033 (D)		75,000,000	80,256
6.000%, 01/01/2043		15,000,000	16,265
			359,720
Colombia - 2.9%
Republic of Colombia
3.000%, 03/25/2033	COP	1,076,062,879	215,100
3.750%, 02/25/2037		7,340,352,672	1,468,681
3.875%, 02/15/2061		$880,000	484,801
4.125%, 02/22/2042 to 05/15/2051		1,040,000	665,584
6.000%, 04/28/2028	COP	792,600,000	167,038
7.000%, 03/26/2031		1,422,400,000	286,877
7.250%, 10/18/2034		1,008,200,000	190,132
7.750%, 09/18/2030		1,202,100,000	256,594
9.250%, 05/28/2042		642,900,000	128,744
13.250%, 02/09/2033		2,192,400,000	599,840
			4,463,391
Czech Republic - 1.0%
Czech Republic
0.050%, 11/29/2029	CZK	2,580,000	89,258
0.950%, 05/15/2030		7,560,000	271,374
1.200%, 03/13/2031		6,810,000	242,848
1.500%, 04/24/2040		980,000	28,562
1.750%, 06/23/2032 to 06/23/2032		4,740,000	170,622
1.950%, 07/30/2037		460,000	15,165
2.000%, 10/13/2033		1,550,000	55,449
2.500%, 08/25/2028		1,340,000	53,907
4.500%, 11/11/2032		1,970,000	86,171
4.900%, 04/14/2034		8,030,000	361,943
5.000%, 09/30/2030		4,340,000	194,908
			1,570,207
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		$250,000	169,107
Greece - 0.8%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	1,183,186
Hungary - 0.9%
Republic of Hungary
1.000%, 11/26/2025	HUF	11,030,000	27,739
1.625%, 04/28/2032	EUR	520,000	458,469
2.250%, 04/20/2033 to 06/22/2034	HUF	141,480,000	270,016
3.000%, 10/27/2038		62,560,000	111,378
3.250%, 10/22/2031		68,160,000	148,290
4.500%, 03/23/2028		19,240,000	48,487
4.750%, 11/24/2032		32,100,000	75,701
6.750%, 10/22/2028		37,840,000	102,686
7.000%, 10/24/2035		60,560,000	165,989
			1,408,755

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Iceland - 2.0%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	$2,820,567
6.500%, 01/24/2031		46,170,000	320,636
			3,141,203
Indonesia - 0.9%
Republic of Indonesia
6.375%, 08/15/2028 to 04/15/2032	IDR	6,835,000,000	407,078
6.500%, 02/15/2031		742,000,000	43,814
6.625%, 05/15/2033 to 02/15/2034		2,471,000,000	145,889
6.875%, 04/15/2029		917,000,000	55,773
7.000%, 05/15/2027 to 02/15/2033		3,452,000,000	210,563
7.125%, 06/15/2042 to 06/15/2043		1,191,000,000	72,501
7.500%, 08/15/2032 to 05/15/2038		6,354,000,000	397,207
8.375%, 03/15/2034		104,000,000	6,927
			1,339,752
Israel - 0.5%
State of Israel
2.800%, 11/29/2052	ILS	3,960,000	654,322
5.750%, 03/12/2054		$200,000	179,750
			834,072
Ivory Coast - 0.1%
Republic of the Ivory Coast 8.250%, 01/30/2037		200,000	193,400
Malaysia - 1.0%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,190,000	234,449
3.502%, 05/31/2027		305,000	64,566
3.582%, 07/15/2032		1,455,000	302,451
3.757%, 05/22/2040		270,000	55,155
3.882%, 03/14/2025		65,000	13,836
3.885%, 08/15/2029		955,000	204,401
3.906%, 07/15/2026		1,245,000	266,301
4.254%, 05/31/2035		240,000	52,161
4.642%, 11/07/2033		610,000	136,861
4.696%, 10/15/2042		450,000	102,455
4.893%, 06/08/2038		450,000	104,331
			1,536,967
Mexico - 2.6%
Government of Mexico
2.750%, 11/27/2031	MXN	22,819,979	1,042,896
4.750%, 03/08/2044		$110,000	88,108
5.500%, 03/04/2027	MXN	2,709,000	131,498
5.625%, 03/19/2114	GBP	100,000	93,436
6.400%, 05/07/2054		$200,000	190,474
7.500%, 05/26/2033	MXN	20,342,600	956,619
7.750%, 11/13/2042		4,863,500	214,154
8.000%, 05/24/2035 to 07/31/2053		4,228,300	191,626
8.500%, 03/01/2029 to 11/18/2038		7,819,200	398,303
10.000%, 11/20/2036		1,035,600	56,974
11.373%, 10/30/2025 (C)		6,416,540	303,171
11.422%, 12/24/2025 (C)		998,140	46,360
11.472%, 02/19/2026 (C)		5,893,910	268,901
			3,982,520
New Zealand - 4.4%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	343,824
2.750%, 05/15/2051		2,975,000	1,206,278
Government of New Zealand, Inflation Linked Bond
3.224%, 09/20/2040		3,215,000	2,405,109
3.258%, 09/20/2035		2,315,000	1,803,459
3.971%, 09/20/2030		1,280,000	1,066,549
			6,825,219
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
North Macedonia - 0.4%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	470,000	$437,350
2.750%, 01/18/2025		150,000	158,352
			595,702
Norway - 2.7%
Kingdom of Norway
1.250%, 09/17/2031 (D)	NOK	27,765,000	2,212,254
3.625%, 04/13/2034 (D)		20,335,000	1,902,448
			4,114,702
Peru - 0.6%
Republic of Peru
5.400%, 08/12/2034	PEN	575,000	131,460
6.150%, 08/12/2032		350,000	87,683
6.900%, 08/12/2037		120,000	29,846
6.950%, 08/12/2031		1,200,000	319,903
7.300%, 08/12/2033 (D)		328,000	87,493
7.600%, 08/12/2039 (D)		840,000	220,265
			876,650
Poland - 0.7%
Republic of Poland
1.250%, 10/25/2030	PLN	470,000	90,713
1.750%, 04/25/2032		940,000	177,553
2.750%, 04/25/2028 to 10/25/2029		690,000	153,913
3.750%, 05/25/2027		1,270,000	302,685
6.000%, 10/25/2033		110,000	27,993
7.500%, 07/25/2028		1,535,000	409,655
			1,162,512
Romania - 0.6%
Republic of Romania
4.750%, 10/11/2034	RON	315,000	57,329
4.850%, 07/25/2029		335,000	66,739
5.000%, 02/12/2029		855,000	172,528
5.800%, 07/26/2027		850,000	180,527
6.700%, 02/25/2032		320,000	68,211
8.000%, 04/29/2030		1,020,000	232,259
8.250%, 09/29/2032		340,000	79,233
8.750%, 10/30/2028		595,000	138,404
			995,230
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	79,970
South Africa - 1.3%
Republic of South Africa
6.250%, 03/31/2036	ZAR	1,540,000	56,365
7.000%, 02/28/2031 to 02/28/2031		6,130,000	282,346
8.250%, 03/31/2032		7,875,000	377,178
8.500%, 01/31/2037		12,935,000	558,387
8.750%, 01/31/2044		3,820,000	155,949
8.875%, 02/28/2035		7,303,000	338,060
9.000%, 01/31/2040		4,465,000	193,337
11.625%, 03/31/2053		955,000	50,795
			2,012,417
South Korea - 1.2%
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030	KRW	834,518,851	613,468
1.750%, 06/10/2028		1,649,203,306	1,263,624
			1,877,092
Sweden - 1.1%
Kingdom of Sweden, Inflation Linked Bond 0.167%, 06/01/2032	SEK	14,150,000	1,701,729

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Thailand - 0.9%
Kingdom of Thailand
1.000%, 06/17/2027	THB	6,320,000	$165,379
1.585%, 12/17/2035		10,170,000	244,491
2.000%, 12/17/2031 to 06/17/2042		10,810,000	281,189
2.875%, 12/17/2028 to 06/17/2046		8,465,000	232,736
3.350%, 06/17/2033		11,107,000	318,261
3.450%, 06/17/2043		4,970,000	138,925
			1,380,981
Turkey - 0.2%
Republic of Turkey
26.200%, 10/05/2033	TRY	6,206,000	186,248
31.080%, 11/08/2028		3,395,000	106,930
			293,178
United Kingdom - 0.4%
Government of the United Kingdom 0.500%, 10/22/2061	GBP	1,760,000	668,334
Uruguay - 0.1%
Republic of Uruguay
8.500%, 03/15/2028	UYU	2,538,000	62,734
9.750%, 07/20/2033		5,398,000	138,012
			200,746
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $66,925,483)			$58,499,285
CORPORATE BONDS - 13.7%
Belgium - 0.1%
Crelan SA 5.250%, (5.250% to 1-23-31, then 1 Year EURIBOR ICE Swap Rate + 2.750%), 01/23/2032	EUR	100,000	111,779
Brazil - 0.1%
CSN Resources SA 8.875%, 12/05/2030		$200,000	198,712
Canada - 0.6%
Bausch + Lomb Corp. 8.375%, 10/01/2028 (D)		125,000	127,969
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		155,000	153,829
Enbridge, Inc.
5.700%, 03/08/2033		25,000	25,197
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080		154,000	145,323
5.950%, 04/05/2054		10,000	9,921
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		38,000	40,965
goeasy, Ltd.
7.625%, 07/01/2029 (D)		30,000	30,601
9.250%, 12/01/2028 (D)		40,000	42,455
Ontario Gaming GTA LP 8.000%, 08/01/2030 (D)		60,000	61,575
The Bank of Nova Scotia 8.209%, (3 month CME Term SOFR + 2.910%), 10/12/2024 (F)(G)		44,000	43,000
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada (continued)
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082		$194,000	$175,873
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076		41,000	40,127
			896,835
Cayman Islands - 0.0%
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)		89,000	93,420
China - 0.0%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (H)		260,000	27,950
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (H)		290,000	23,925
Times China Holdings, Ltd. 5.750%, 01/14/2027 (H)		200,000	3,750
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (H)		200,000	11,820
7.375%, 01/13/2026 (H)		200,000	11,412
			78,857
Colombia - 0.1%
Ecopetrol SA 8.375%, 01/19/2036		100,000	98,225
Cyprus - 0.1%
Hellenic Bank PCL 10.250%, (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%), 06/14/2033	EUR	100,000	122,906
Finland - 0.3%
Nokia OYJ 6.625%, 05/15/2039		$454,000	452,887
France - 1.2%
Banque Federative du Credit Mutuel SA 3.625%, 09/14/2032	EUR	100,000	106,629
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (D)		$250,000	249,475
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (D)		420,000	413,532
10.000%, (10.000% to 5-14-29, then 5 Year CMT + 5.448%), 11/14/2028 (D)(F)		200,000	207,499
TotalEnergies Capital SA 5.150%, 04/05/2034		10,000	10,004
TotalEnergies SE 2.125%, (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%), 07/25/2032 (F)	EUR	470,000	415,978
Valeo SE 1.000%, 08/03/2028		500,000	468,660
			1,871,777
Germany - 0.0%
Peach Property Finance GmbH 4.375%, 11/15/2025		100,000	92,375

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Greece - 0.1%
Piraeus Financial Holdings SA 5.500%, (5.500% to 2-19-25, then 5 Year Euro Swap Rate + 5.774%), 02/19/2030	EUR	100,000	$106,301
Italy - 0.6%
Assicurazioni Generali SpA 2.429%, 07/14/2031		600,000	564,018
Cerved Group SpA 6.000%, 02/15/2029 (D)		100,000	98,179
Intesa Sanpaolo SpA 7.800%, 11/28/2053 (D)		$200,000	219,882
			882,079
Japan - 0.2%
Nomura Holdings, Inc. 5.783%, 07/03/2034		200,000	199,252
Takeda Pharmaceutical Company, Ltd. 5.800%, 07/05/2064 (B)		200,000	195,138
			394,390
Luxembourg - 0.1%
Altice Financing SA 5.750%, 08/15/2029 (D)		200,000	145,211
JBS USA LUX SA 7.250%, 11/15/2053 (D)		15,000	16,366
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)		105,000	40,813
			202,390
Malta - 0.0%
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (D)(I)		72,000	56,574
Mexico - 0.1%
Trust Fibra Uno 6.390%, 01/15/2050		200,000	158,033
Netherlands - 0.2%
MSD Netherlands Capital BV 3.750%, 05/30/2054	EUR	155,000	161,040
United Group BV 6.750%, 02/15/2031 (D)		100,000	109,796
			270,836
Portugal - 0.1%
Caixa Economica Montepio Geral Caixa Economica Bancaria SA 8.500%, (8.500% to 6-12-29, then 5 Year EURIBOR ICE Swap Rate + 5.815%), 06/12/2034		100,000	112,234
Singapore - 0.0%
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053		$30,000	28,936
Slovakia - 0.1%
Tatra Banka AS 4.971%, (4.971% to 4-29-29, then 3 month EURIBOR + 2.100%), 04/29/2030	EUR	100,000	108,183
Supranational - 0.3%
Asian Development Bank 10.329%, 08/01/2029 (C)	ZAR	2,000,000	66,187
Asian Infrastructure Investment Bank 7.000%, 03/01/2029	INR	14,600,000	172,916
European Bank for Reconstruction & Development
6.750%, 03/14/2031		6,000,000	70,706
11.715%, 05/30/2036 (C)	ZAR	2,000,000	28,808
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Supranational (continued)
Inter-American Development Bank 7.350%, 10/06/2030	INR	6,000,000	$72,856
			411,473
Switzerland - 0.3%
UBS Group AG
1.494%, (1.494% to 8-10-26, then 1 Year CMT + 0.850%), 08/10/2027 (D)		$200,000	183,492
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (D)(F)		200,000	223,978
			407,470
United Kingdom - 0.8%
Alexandrite Monnet UK Holdco PLC 10.500%, 05/15/2029 (D)	EUR	100,000	111,098
Ardonagh Finco, Ltd. 6.875%, 02/15/2031 (D)		120,000	125,123
AstraZeneca PLC 4.000%, 09/18/2042		$20,000	16,821
BP Capital Markets PLC 4.875%, (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%), 03/22/2030 (F)		88,000	82,963
Howden UK Refinance PLC 8.125%, 02/15/2032 (D)		200,000	198,699
Liverpool Victoria Friendly Society, Ltd. 9.440%, (5 Year United Kingdom Gilt Rate + 5.630%), 05/22/2043 (G)	GBP	100,000	127,725
Virgin Money UK PLC 11.000%, (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%), 12/08/2028 (F)		200,000	283,456
Vmed O2 UK Financing I PLC 7.750%, 04/15/2032 (D)		$200,000	195,088
Vodafone Group PLC 5.875%, 06/28/2064		90,000	86,563
			1,227,536
United States - 8.3%
AbbVie, Inc. 4.400%, 11/06/2042		15,000	13,152
Acrisure LLC
6.000%, 08/01/2029 (D)		80,000	73,811
8.500%, 06/15/2029 (D)		15,000	15,155
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (F)		101,000	91,300
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(F)		45,000	43,386
AMC Networks, Inc. 10.250%, 01/15/2029 (D)		150,000	147,780
American Express Company 3.550%, (3.550% to 9-15-26, then 5 Year CMT + 2.854%), 09/15/2026 (F)		142,000	132,372
American International Group, Inc. 4.500%, 07/16/2044		35,000	30,206
Ameriprise Financial, Inc. 5.700%, 12/15/2028		25,000	25,600
Amgen, Inc.
5.600%, 03/02/2043		5,000	4,928

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Amgen, Inc. (continued)
5.650%, 03/02/2053	$10,000	$9,848
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	94,000	87,445
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048	25,000	22,111
5.000%, 06/15/2034	25,000	24,807
5.450%, 01/23/2039	10,000	10,137
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)	90,000	90,810
Aon North America, Inc.
5.300%, 03/01/2031	20,000	19,942
5.450%, 03/01/2034	10,000	9,956
5.750%, 03/01/2054	10,000	9,781
Ares Finance Company III LLC 4.125%, (4.125% to 6-30-26, then 5 Year CMT + 3.237%), 06/30/2051 (D)	92,000	85,477
Aretec Group, Inc. 10.000%, 08/15/2030 (D)	40,000	43,504
AssuredPartners, Inc.
5.625%, 01/15/2029 (D)	63,000	58,930
7.500%, 02/15/2032 (D)	55,000	55,207
AT&T, Inc.
2.300%, 06/01/2027	32,000	29,602
3.500%, 06/01/2041 to 09/15/2053	40,000	28,431
3.650%, 09/15/2059	20,000	13,412
Athene Global Funding 5.339%, 01/15/2027 (D)	50,000	49,987
Athene Holding, Ltd.
5.875%, 01/15/2034	10,000	9,895
6.250%, 04/01/2054	20,000	20,013
Atmos Energy Corp. 5.900%, 11/15/2033	45,000	46,990
AutoZone, Inc. 5.400%, 07/15/2034	175,000	173,068
Baldwin Insurance Group Holdings LLC 7.125%, 05/15/2031 (D)	45,000	45,523
Bank of America Corp.
5.202%, (5.202% to 4-25-28, then Overnight SOFR + 1.630%), 04/25/2029	30,000	29,952
5.288%, (5.288% to 4-25-33, then Overnight SOFR + 1.910%), 04/25/2034	30,000	29,685
BAT Capital Corp.
4.390%, 08/15/2037	20,000	16,876
4.540%, 08/15/2047	14,000	10,780
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)	64,000	62,384
Becton, Dickinson & Company 5.081%, 06/07/2029	40,000	39,964
BlackRock Funding, Inc. 5.250%, 03/14/2054	25,000	24,159
Block, Inc. 6.500%, 05/15/2032 (D)	35,000	35,469
Brandywine Operating Partnership LP 8.875%, 04/12/2029	60,000	62,498
Bread Financial Holdings, Inc. 9.750%, 03/15/2029 (D)	124,000	130,264
Brixmor Operating Partnership LP 5.500%, 02/15/2034	10,000	9,826
Broadcom Corp. 3.875%, 01/15/2027	74,000	71,599
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Broadcom, Inc. 3.625%, 10/15/2024	$30,000	$29,807
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (D)	40,000	40,867
Capital One Financial Corp.
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	20,000	20,095
6.312%, (6.312% to 6-8-28, then Overnight SOFR + 2.640%), 06/08/2029	20,000	20,464
Caterpillar, Inc. 3.803%, 08/15/2042	105,000	85,125
CCO Holdings LLC
4.500%, 08/15/2030 (D)	75,000	63,493
4.750%, 03/01/2030 (D)	75,000	64,960
5.375%, 06/01/2029 (D)	72,000	65,503
Celanese US Holdings LLC
6.379%, 07/15/2032	30,000	30,828
6.550%, 11/15/2030	40,000	41,800
Cencora, Inc. 5.125%, 02/15/2034	20,000	19,637
CenterPoint Energy, Inc. 5.400%, 06/01/2029	55,000	55,198
Charter Communications Operating LLC
3.500%, 06/01/2041	25,000	16,790
3.700%, 04/01/2051	40,000	24,324
4.908%, 07/23/2025	5,000	4,951
6.550%, 06/01/2034	10,000	10,003
Cheniere Energy Partners LP 5.750%, 08/15/2034 (D)	30,000	30,120
Cheniere Energy, Inc. 5.650%, 04/15/2034 (D)	20,000	20,016
Cisco Systems, Inc.
5.050%, 02/26/2034	20,000	19,985
5.300%, 02/26/2054	10,000	9,794
Citigroup, Inc. 4.000%, (4.000% to 12-10-25, then 5 Year CMT + 3.597%), 12/10/2025 (F)	112,000	107,260
Citizens Financial Group, Inc.
3.250%, 04/30/2030	41,000	36,110
5.650%, (5.650% to 10-6-25, then 5 Year CMT + 5.313%), 10/06/2025 (F)	88,000	85,338
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	10,000	10,336
Clear Channel Outdoor Holdings, Inc.
7.750%, 04/15/2028 (D)	53,000	46,375
9.000%, 09/15/2028 (D)	85,000	88,991
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030 (D)	68,000	66,549
CMS Energy Corp.
3.750%, (3.750% to 12-1-30, then 5 Year CMT + 2.900%), 12/01/2050	131,000	109,513
4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	92,000	84,248
CoBank ACB 6.250%, (6.250% to 10-1-26, then 3 month LIBOR + 4.660%), 10/01/2026 (F)	41,000	40,594
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (D)	25,000	24,598

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Columbia Pipelines Operating Company LLC 6.497%, 08/15/2043 (D)	$20,000	$20,830
Comcast Corp.
2.800%, 01/15/2051	12,000	7,413
3.750%, 04/01/2040	42,000	34,166
Community Health Systems, Inc. 8.000%, 12/15/2027 (D)	45,000	44,622
Concentra Escrow Issuer Corp. 6.875%, 07/15/2032 (D)	10,000	10,132
Corebridge Financial, Inc. 3.900%, 04/05/2032	30,000	26,853
Corebridge Global Funding 5.350%, 06/24/2026 (D)	40,000	39,966
Cougar JV Subsidiary LLC 8.000%, 05/15/2032 (D)	61,000	63,078
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (D)	135,000	115,403
CSC Holdings LLC 4.125%, 12/01/2030 (D)	200,000	129,269
CVS Health Corp. 5.125%, 07/20/2045	10,000	8,801
Diamondback Energy, Inc.
5.400%, 04/18/2034	20,000	19,801
5.750%, 04/18/2054	10,000	9,694
5.900%, 04/18/2064	10,000	9,653
Discover Financial Services 6.125%, (6.125% to 9-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (F)	85,000	84,088
DISH DBS Corp.
5.125%, 06/01/2029	10,000	3,960
5.750%, 12/01/2028 (D)	7,000	4,853
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (F)	114,000	106,968
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	64,000	65,334
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	137,000	142,544
DTE Energy Company 5.850%, 06/01/2034	265,000	268,837
Duke Energy Corp. 5.800%, 06/15/2054	40,000	38,856
DuPont de Nemours, Inc. 5.419%, 11/15/2048	25,000	25,896
Edison International 5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (F)	162,000	157,812
Emera US Finance LP
3.550%, 06/15/2026	20,000	19,180
4.750%, 06/15/2046	45,000	37,030
Energy Transfer LP
5.600%, 09/01/2034	15,000	14,901
5.950%, 05/15/2054	25,000	24,344
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	81,000	84,725
EQM Midstream Partners LP 4.750%, 01/15/2031 (D)	50,000	46,752
Equinix Europe 2 Financing Corp. LLC 5.500%, 06/15/2034	30,000	29,951
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (D)	50,000	44,266
ERAC USA Finance LLC 5.200%, 10/30/2034 (D)	20,000	19,806
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054 (D)	$80,000	$80,308
FirstCash, Inc.
4.625%, 09/01/2028 (D)	17,000	15,975
5.625%, 01/01/2030 (D)	16,000	15,154
FirstEnergy Corp.
4.150%, 07/15/2027	15,000	14,393
5.100%, 07/15/2047	25,000	21,513
FMC Corp. 3.450%, 10/01/2029	38,000	34,170
Fortress Intermediate 3, Inc. 7.500%, 06/01/2031 (D)	60,000	61,473
Freedom Mortgage Corp.
12.000%, 10/01/2028 (D)	20,000	21,475
12.250%, 10/01/2030 (D)	70,000	75,301
Freedom Mortgage Holdings LLC
9.125%, 05/15/2031 (D)	65,000	63,252
9.250%, 02/01/2029 (D)	30,000	29,981
Frontier Communications Holdings LLC 6.750%, 05/01/2029 (D)	168,000	154,099
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (F)	91,000	85,423
Georgia Power Company
4.300%, 03/15/2042	30,000	25,451
5.125%, 05/15/2052	15,000	13,941
Glencore Funding LLC 5.893%, 04/04/2054 (D)	15,000	14,421
Global Atlantic Financial Company
4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (D)	190,000	176,451
7.950%, (7.950% to 10-15-29, then 5 Year CMT + 3.608%), 10/15/2054 (D)	43,000	43,224
Gray Television, Inc. 5.375%, 11/15/2031 (D)	95,000	53,853
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)(I)	400,000	356,925
Hanesbrands, Inc. 9.000%, 02/15/2031 (D)(I)	85,000	89,058
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 6.375%, 07/01/2034 (D)	87,000	85,169
HCA, Inc.
3.500%, 09/01/2030 to 07/15/2051	30,000	24,725
4.625%, 03/15/2052	15,000	12,109
Herc Holdings, Inc. 6.625%, 06/15/2029 (D)	30,000	30,421
Hess Corp.
5.800%, 04/01/2047	65,000	65,789
7.125%, 03/15/2033	10,000	11,225
Hightower Holding LLC 6.750%, 04/15/2029 (D)	100,000	93,564
Highwoods Realty LP 3.050%, 02/15/2030	15,000	12,720
HUB International, Ltd.
5.625%, 12/01/2029 (D)	33,000	31,208
7.375%, 01/31/2032 (D)	31,000	31,437
Hudson Pacific Properties LP 3.250%, 01/15/2030	95,000	65,616

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Huntington Bancshares, Inc.
4.443%, (4.443% to 8-4-27, then Overnight SOFR + 1.970%), 08/04/2028	$25,000	$24,216
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	20,000	20,421
Intel Corp. 3.050%, 08/12/2051	50,000	31,716
Intercontinental Exchange, Inc.
1.850%, 09/15/2032	25,000	19,325
3.625%, 09/01/2028 (D)	490,000	461,893
Iron Mountain, Inc. 7.000%, 02/15/2029 (D)	110,000	111,935
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	30,000	25,930
4.323%, (4.323% to 4-26-27, then Overnight SOFR + 1.560%), 04/26/2028	35,000	34,144
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035	25,000	24,851
6.087%, (6.087% to 10-23-28, then Overnight SOFR + 1.570%), 10/23/2029	60,000	61,993
Kyndryl Holdings, Inc.
3.150%, 10/15/2031	65,000	54,431
4.100%, 10/15/2041	60,000	45,447
L3Harris Technologies, Inc. 5.250%, 06/01/2031	45,000	44,849
Ladder Capital Finance Holdings LLLP 7.000%, 07/15/2031 (D)	35,000	35,306
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	43,000	38,007
LFS Topco LLC 5.875%, 10/15/2026 (D)	66,000	60,887
Liberty Mutual Group, Inc.
4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	92,000	86,158
4.300%, 02/01/2061 (D)	275,000	171,201
Lincoln National Corp. 7.948%, (3 month CME Term SOFR + 2.619%), 05/17/2066 (G)	132,000	107,434
LKQ Corp. 6.250%, 06/15/2033	30,000	30,791
Lowe's Companies, Inc. 3.700%, 04/15/2046	15,000	11,022
LXP Industrial Trust 6.750%, 11/15/2028	15,000	15,556
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	40,000	38,333
6.082%, (6.082% to 3-13-31, then Overnight SOFR + 2.260%), 03/13/2032	20,000	19,935
7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029	25,000	26,304
Macy's Retail Holdings LLC
5.125%, 01/15/2042	29,000	23,510
6.125%, 03/15/2032 (D)	25,000	23,874
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	$28,000	$26,364
Medline Borrower LP 5.250%, 10/01/2029 (D)	150,000	143,149
Merck & Company, Inc.
2.350%, 06/24/2040	20,000	13,649
6.500%, 12/01/2033	20,000	22,203
Meta Platforms, Inc. 5.600%, 05/15/2053	25,000	25,517
Micron Technology, Inc.
4.185%, 02/15/2027	30,000	29,156
5.300%, 01/15/2031	45,000	44,899
5.875%, 09/15/2033	10,000	10,233
Monongahela Power Company 5.850%, 02/15/2034 (D)	20,000	20,358
Morgan Stanley 3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	42,000	38,540
MSCI, Inc. 3.625%, 09/01/2030 (D)	70,000	62,846
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030 (D)	67,000	61,438
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (D)	45,000	46,146
NNN REIT, Inc. 5.500%, 06/15/2034	10,000	9,906
Occidental Petroleum Corp. 4.500%, 07/15/2044	30,000	23,030
ONEOK, Inc. 6.625%, 09/01/2053	15,000	16,007
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)	138,000	121,296
Oracle Corp.
3.600%, 04/01/2050	58,000	40,593
5.550%, 02/06/2053	69,000	65,285
6.250%, 11/09/2032	15,000	15,876
Owens-Brockway Glass Container, Inc. 7.375%, 06/01/2032 (D)	75,000	75,087
Pacific Gas & Electric Company
3.400%, 08/15/2024	25,000	24,916
4.550%, 07/01/2030	25,000	23,691
4.950%, 07/01/2050	63,000	52,052
Paramount Global 5.850%, 09/01/2043	15,000	11,796
PennyMac Financial Services, Inc.
5.750%, 09/15/2031 (D)	28,000	26,220
7.125%, 11/15/2030 (D)	25,000	24,923
Philip Morris International, Inc. 5.250%, 02/13/2034	25,000	24,527
Piedmont Operating Partnership LP 6.875%, 07/15/2029	30,000	29,640
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	78,000	75,263
Range Resources Corp.
4.750%, 02/15/2030 (D)	15,000	14,075
8.250%, 01/15/2029	15,000	15,544
Republic Services, Inc. 5.200%, 11/15/2034	30,000	29,782
Reworld Holding Corp.
4.875%, 12/01/2029 (D)	45,000	41,073
5.000%, 09/01/2030	110,000	99,420
Royalty Pharma PLC 3.350%, 09/02/2051	35,000	22,381

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (D)	$95,000	$42,146
Scripps Escrow, Inc. 5.875%, 07/15/2027 (D)	85,000	51,360
Sempra 4.125%, (4.125% to 4-1-27, then 5 Year CMT + 2.868%), 04/01/2052	114,000	104,931
Sinclair Television Group, Inc. 4.125%, 12/01/2030 (D)(I)	90,000	60,300
Solventum Corp. 5.450%, 03/13/2031 (D)	30,000	29,623
Southern California Edison Company 5.450%, 06/01/2031	15,000	15,107
Southwest Gas Corp.
2.200%, 06/15/2030	54,000	45,779
4.050%, 03/15/2032	10,000	9,048
4.150%, 06/01/2049	10,000	7,581
Staples, Inc. 10.750%, 09/01/2029 (D)	48,000	45,616
STL Holding Company LLC 8.750%, 02/15/2029 (D)	75,000	78,278
Stryker Corp. 4.625%, 03/15/2046	20,000	17,573
Sunoco LP 7.000%, 05/01/2029 (D)	35,000	35,871
Take-Two Interactive Software, Inc. 5.400%, 06/12/2029	50,000	50,286
Tapestry, Inc.
7.000%, 11/27/2026	20,000	20,555
7.700%, 11/27/2030	15,000	15,674
Targa Resources Partners LP 6.875%, 01/15/2029	40,000	41,019
Terex Corp. 5.000%, 05/15/2029 (D)	48,000	45,547
The Allstate Corp.
4.500%, 06/15/2043	10,000	8,549
5.550%, 05/09/2035	30,000	30,382
The Bank of New York Mellon Corp. 3.700%, (3.700% to 3-20-26, then 5 Year CMT + 3.352%), 03/20/2026 (F)	46,000	43,694
The Charles Schwab Corp. 6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	30,000	31,201
The Chemours Company 4.625%, 11/15/2029 (D)	80,000	68,880
The Goldman Sachs Group, Inc.
1.948%, (1.948% to 10-21-26, then Overnight SOFR + 0.913%), 10/21/2027	30,000	27,703
3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (F)	94,000	87,410
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	32,000	31,274
The Hertz Corp. 5.000%, 12/01/2029 (D)(I)	205,000	125,892
The Home Depot, Inc.
3.125%, 12/15/2049	10,000	6,823
4.950%, 09/15/2052	20,000	18,467
The Southern Company 4.000%, (4.000% to 1-15-26, then 5 Year CMT + 3.733%), 01/15/2051	86,000	83,380
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Toledo Hospital 5.750%, 11/15/2038	$85,000	$83,704
T-Mobile USA, Inc.
3.000%, 02/15/2041	20,000	14,311
6.000%, 06/15/2054	15,000	15,509
Transocean, Inc.
7.500%, 04/15/2031	50,000	46,915
8.500%, 05/15/2031 (D)	35,000	35,015
Tyson Foods, Inc.
5.100%, 09/28/2048	15,000	13,082
5.700%, 03/15/2034	25,000	24,903
U.S. Cellular Corp. 6.700%, 12/15/2033	30,000	31,854
Uber Technologies, Inc. 4.500%, 08/15/2029 (D)	66,000	62,884
UnitedHealth Group, Inc. 3.750%, 10/15/2047	17,000	12,942
Univision Communications, Inc. 8.500%, 07/31/2031 (D)	135,000	131,131
Unum Group
4.125%, 06/15/2051	45,000	33,014
6.000%, 06/15/2054	10,000	9,604
Veralto Corp. 5.450%, 09/18/2033 (D)	40,000	39,924
Verizon Communications, Inc.
2.100%, 03/22/2028	37,000	33,275
3.400%, 03/22/2041	22,000	16,823
Viking Cruises, Ltd.
7.000%, 02/15/2029 (D)	60,000	60,320
9.125%, 07/15/2031 (D)	55,000	59,569
Vital Energy, Inc.
7.875%, 04/15/2032 (D)	30,000	30,498
9.750%, 10/15/2030	60,000	65,513
Wabtec Corp. 5.611%, 03/11/2034	30,000	30,165
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	37,000	30,096
5.141%, 03/15/2052	110,000	85,647
5.391%, 03/15/2062	105,000	81,950
Wells Fargo & Company
3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (F)	135,000	129,185
4.611%, (4.611% to 4-25-52, then Overnight SOFR + 2.130%), 04/25/2053	15,000	12,820
4.808%, (4.808% to 7-25-27, then Overnight SOFR + 1.980%), 07/25/2028	20,000	19,724
5.013%, (5.013% to 4-4-50, then 3 month CME SOFR + 4.502%), 04/04/2051	10,000	9,109
5.389%, (5.389% to 4-24-33, then Overnight SOFR + 2.020%), 04/24/2034	55,000	54,371
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	15,000	15,136
Willis North America, Inc. 5.900%, 03/05/2054	25,000	24,226
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)	100,000	104,369

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
WW International, Inc. 4.500%, 04/15/2029 (D)		$220,000	$85,044
			12,948,233
TOTAL CORPORATE BONDS (Cost $21,643,897)			$21,332,441
CONVERTIBLE BONDS - 6.9%
Canada - 0.1%
Shopify, Inc. 0.125%, 11/01/2025		110,000	102,685
China - 0.3%
Alibaba Group Holding, Ltd. 0.500%, 06/01/2031 (D)		22,000	21,263
NIO, Inc. 0.500%, 02/01/2027		392,000	371,418
Smart Insight International, Ltd. 4.500%, 12/05/2023 (H)	HKD	2,000,000	20,489
			413,170
Italy - 0.0%
DiaSorin SpA 4.800%, 05/05/2028 (C)	EUR	100,000	89,187
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)(H)		$515,000	258
Singapore - 0.1%
Sea, Ltd. 0.250%, 09/15/2026		168,000	145,908
United Kingdom - 0.2%
Immunocore Holdings PLC 2.500%, 02/01/2030 (D)		317,000	260,780
United States - 6.2%
3D Systems Corp. 9.161%, 11/15/2026 (C)		28,000	22,666
Affirm Holdings, Inc. 8.034%, 11/15/2026 (C)		90,000	74,700
Airbnb, Inc. 5.439%, 03/15/2026 (C)		130,000	118,615
Alarm.com Holdings, Inc. 6.019%, 01/15/2026 (C)		140,000	127,751
Alliant Energy Corp. 3.875%, 03/15/2026		485,000	477,483
Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/2027		170,000	183,175
American Water Capital Corp. 3.625%, 06/15/2026 (D)		485,000	475,785
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026		60,000	76,776
Axon Enterprise, Inc. 0.500%, 12/15/2027		16,000	21,953
Bandwidth, Inc. 0.250%, 03/01/2026		47,000	41,642
Bentley Systems, Inc. 0.125%, 01/15/2026		135,000	133,583
Beyond Meat, Inc. 77.362%, 03/15/2027 (C)		130,000	26,975
BILL Holdings, Inc. 6.017%, 04/01/2027 (C)		121,000	102,790
Block, Inc. 0.250%, 11/01/2027		187,000	154,649
Bread Financial Holdings, Inc. 4.250%, 06/15/2028		40,000	53,233
Cable One, Inc. 1.125%, 03/15/2028		50,000	37,114
Cardlytics, Inc. 1.000%, 09/15/2025		70,000	64,365
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Carnival Corp. 5.750%, 12/01/2027	$34,000	$55,454
CenterPoint Energy, Inc. 4.250%, 08/15/2026 (D)	485,000	487,489
CMS Energy Corp. 3.375%, 05/01/2028	315,000	308,228
Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/2026 (I)	380,000	335,733
Cytokinetics, Inc. 3.500%, 07/01/2027	80,000	104,357
Dayforce, Inc. 0.250%, 03/15/2026	155,000	141,205
DigitalOcean Holdings, Inc. 7.229%, 12/01/2026 (C)	107,000	90,148
DraftKings Holdings, Inc. 5.129%, 03/15/2028 (C)	145,000	120,133
Dropbox, Inc. 2.585%, 03/01/2028 (C)	130,000	118,219
Duke Energy Corp. 4.125%, 04/15/2026	485,000	483,575
Enphase Energy, Inc. 5.211%, 03/01/2028 (C)	25,000	20,693
Etsy, Inc.
0.125%, 09/01/2027	365,000	304,857
0.250%, 06/15/2028	165,000	129,763
Euronet Worldwide, Inc. 0.750%, 03/15/2049	42,000	40,698
Evergy, Inc. 4.500%, 12/15/2027 (D)	295,000	297,360
Exact Sciences Corp. 0.375%, 03/15/2027	115,000	99,943
FirstEnergy Corp. 4.000%, 05/01/2026	470,000	464,830
Fluor Corp. 1.125%, 08/15/2029 (D)	18,000	20,529
Health Catalyst, Inc. 2.500%, 04/15/2025	5,000	4,847
JetBlue Airways Corp. 0.500%, 04/01/2026	70,000	61,400
John Bean Technologies Corp. 0.250%, 05/15/2026	115,000	105,294
Lumentum Holdings, Inc. 0.500%, 06/15/2028	90,000	70,813
Meritage Homes Corp. 1.750%, 05/15/2028 (D)	45,000	44,685
MP Materials Corp. 0.250%, 04/01/2026 (D)(I)	260,000	230,740
NCL Corp., Ltd. 2.500%, 02/15/2027	129,000	122,486
PAR Technology Corp. 1.500%, 10/15/2027	25,000	23,275
Pebblebrook Hotel Trust 1.750%, 12/15/2026	65,000	57,363
Pegasystems, Inc. 0.750%, 03/01/2025	42,000	40,362
PG&E Corp. 4.250%, 12/01/2027 (D)	434,000	437,689
PPL Capital Funding, Inc. 2.875%, 03/15/2028	470,000	449,555
Rapid7, Inc. 0.250%, 03/15/2027	125,000	111,702
Redfin Corp. 0.500%, 04/01/2027 (I)	115,000	62,838
Shake Shack, Inc. 3.973%, 03/01/2028 (C)	25,000	21,625

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Shift4 Payments, Inc. 0.500%, 08/01/2027	$90,000	$85,005
Snap, Inc. 0.125%, 03/01/2028	650,000	517,400
Spotify USA, Inc. 2.914%, 03/15/2026 (C)	140,000	133,210
Stem, Inc. 0.500%, 12/01/2028 (D)	135,000	53,659
Sunnova Energy International, Inc.
0.250%, 12/01/2026	390,000	187,131
2.625%, 02/15/2028	50,000	17,634
Teladoc Health, Inc. 1.250%, 06/01/2027	97,000	80,384
The Greenbrier Companies, Inc. 2.875%, 04/15/2028	115,000	123,280
The Southern Company 3.875%, 12/15/2025	480,000	490,298
Uber Technologies, Inc. 0.875%, 12/01/2028 (D)	29,000	34,481
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025	130,000	139,360
Unity Software, Inc. 6.378%, 11/15/2026 (C)	173,000	149,040
		9,672,025
TOTAL CONVERTIBLE BONDS (Cost $11,521,171)		$10,684,013
MUNICIPAL BONDS - 0.2%
United States - 0.2%
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	138,792
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	35,000	37,957
New York City Transitional Finance Authority 4.750%, 02/01/2029	45,000	44,859
State of Illinois, GO 5.100%, 06/01/2033	65,882	64,644
TOTAL MUNICIPAL BONDS (Cost $339,576)		$286,252
TERM LOANS (J) - 2.2%
Luxembourg - 0.1%
Delta 2 Lux Sarl, 2022 Term Loan B (3 month CME Term SOFR + 2.250%) 7.585%, 01/15/2030	140,000	140,204
United States - 2.1%
ABG Intermediate Holdings 2 LLC, 2024 Term Loan B 12/21/2028 TBD (K)	99,746	99,746
Acrisure LLC, 2024 Term Loan B6 11/06/2030 TBD (K)	100,000	99,813
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%) 8.708%, 12/23/2026	143,370	142,055
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 10.708%, 01/31/2028	145,000	134,511
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.594%, 02/15/2029	77,913	77,572
Berlin Packaging LLC, 2024 Term Loan B (3 month CME Term SOFR + 3.750%) 9.190%, 06/09/2031	165,750	166,070
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
Caesars Entertainment, Inc., Term Loan B (3 month CME Term SOFR + 2.750%) 8.097%, 02/06/2030	$99,459	$99,366
Cinemark USA, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.250%) 8.595%, 05/24/2030	123,441	123,904
EMRLD Borrower LP, Term Loan B (1 month CME Term SOFR + 2.500%) 7.844%, 05/31/2030	74,313	74,236
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month CME Term SOFR + 3.750%) 9.194%, 03/06/2028	96,521	96,370
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%) 9.095%, 03/08/2030	98,750	98,915
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.575%, 06/20/2030	104,256	104,439
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.179%, 12/15/2027	195,502	195,291
LBM Acquisition LLC, Term Loan B (1 month CME Term SOFR + 3.750%) 9.179%, 12/17/2027	99,775	99,554
Medline Borrower LP, 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.094%, 10/23/2028	92,139	92,263
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 9.594%, 05/03/2028	97,496	97,333
NEP Group, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.250% or 1.500% PIK) 8.708%, 08/19/2026	91,202	85,920
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 8.441%, 10/05/2028	96,559	96,507
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%) 9.094%, 02/24/2028	192,533	192,506
Tecta America Corp., 2021 Term Loan (1 month CME Term SOFR + 4.000%) 9.458%, 04/10/2028	126,100	126,495
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 9.846%, 04/15/2028	126,100	112,974
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 3.250%) 8.595%, 02/28/2031	165,084	165,414
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%) 8.585%, 05/06/2031	100,000	100,089
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%) 8.336%, 04/29/2026	174,367	174,684
UKG, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.250%) 8.576%, 02/10/2031	100,000	100,325
USI, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 8.335%, 11/22/2029	198,281	198,158
Windsor Holdings III LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.000%) 9.339%, 08/01/2030	114,139	114,738

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.958%, 04/13/2028	$94,500	$34,965
		3,304,213
TOTAL TERM LOANS (Cost $3,500,017)		$3,444,417
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
Commercial and residential - 1.6%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(L)	180,000	163,279
BANK
Series 2018-BN15, Class B, 4.817%, 11/15/2061 (L)	50,000	47,222
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	50,939
Series 2021-BN37, Class XA IO, 0.701%, 11/15/2064	990,064	27,918
Series 2022-BNK42, Class AS, 4.880%, 06/15/2055 (L)	60,000	55,698
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.703%, 12/15/2056 (L)	75,000	77,617
Series 2023-C20, Class AS, 5.973%, 07/15/2056 (L)	15,000	15,322
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (L)	20,000	19,962
Series 2024-5C27, Class C, 6.700%, 07/15/2057 (B)(L)	20,000	20,149
Series 2024-C26, Class C, 6.000%, 05/15/2057 (L)	90,000	87,768
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (L)	85,000	78,267
Series 2018-B5, Class C, 4.755%, 07/15/2051 (L)	90,000	77,160
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (L)	60,000	50,875
Series 2024-V6, Class C, 6.669%, 03/15/2029	20,000	20,038
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(L)	180,000	168,040
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(L)	100,000	77,951
BX Commercial Mortgage Trust, Series 2020-VKNG, Class F (1 month CME Term SOFR + 2.864%), 8.193%, 10/15/2037 (D)(G)	189,000	185,686
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.943%, 01/15/2034 (D)(G)	42,144	41,487
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%), 7.869%, 04/15/2026 (D)(G)	100,000	99,750
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B, 4.032%, 02/10/2047 (L)	24,005	23,176
Series 2014-CR15, Class C, 4.082%, 02/10/2047 (L)	35,000	32,917
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(L)	63,180	52,251
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (L)	$25,000	$19,490
Series 2024-70P, Class A, 5.487%, 03/10/2041 (D)(L)	100,000	97,776
MFA Trust, Series 2023-NQM1, Class A1 (5.750% to 1-1-27, then 6.750% thereafter), 5.750%, 11/25/2067 (D)	83,293	82,692
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (D)	101,673	98,279
PRPM LLC, Series 2021-5, Class A1 (4.793% to 6-25-25, then 5.793% thereafter), 4.793%, 06/25/2026 (D)	92,685	91,945
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month CME Term SOFR + 1.614%), 6.960%, 11/25/2036 (D)(G)	55,000	54,017
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(L)	100,000	86,311
Series 2020-INV1, Class A3, 4.889%, 03/25/2060 (D)(L)	100,000	97,503
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(L)	62,792	52,215
Series 2024-2, Class A1 (6.095% to 2-1-28, then 7.095% thereafter), 6.095%, 02/25/2069 (D)(L)	96,057	95,961
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter), 6.192%, 06/25/2069 (D)	100,000	100,264
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 5.144%, 06/15/2044 (D)(L)	46,774	43,733
WSTN Trust, Series 2023-MAUI, Class B, 7.263%, 07/05/2037 (D)(L)	30,000	29,872
		2,423,530
U.S. Government Agency - 2.4%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 8.335%, 12/25/2050 (D)(G)	35,000	37,930
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 6.835%, 10/25/2041 (D)(G)	188,000	188,934
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 7.435%, 09/25/2041 (D)(G)	190,000	191,642
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 8.735%, 01/25/2042 (D)(G)	175,000	180,560
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 12.085%, 06/25/2042 (D)(G)	75,000	85,018
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.835%, 03/25/2042 (D)(G)	20,000	21,018

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 10.585%, 03/25/2042 (D)(G)	$560,000	$606,014
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 10.835%, 03/25/2043 (D)(G)	35,000	39,518
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 12.935%, 04/25/2043 (D)(G)	20,000	22,982
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 8.685%, 06/25/2043 (D)(G)	55,000	58,162
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 7.285%, 02/25/2044 (D)(G)	100,000	100,937
Series 324, Class C18 IO, 4.000%, 12/15/2033	179,938	17,241
Series 4446, Class BI IO, 6.500%, 04/15/2039	74,792	13,906
Series 4898, Class SA IO, 0.652%, 07/15/2049	452,672	38,683
Series 4954, Class SL IO, 0.600%, 02/25/2050	1,238,229	127,588
Series 4999, Class KS IO, 0.700%, 12/25/2042	346,448	26,469
Series 4999, Class PS IO, 0.500%, 03/25/2044	445,461	36,484
Series K103, Class X1 IO, 0.757%, 11/25/2029	1,017,726	29,205
Series K106, Class X3 IO, 1.974%, 03/25/2048	490,000	42,018
Series K122, Class X1 IO, 0.967%, 11/25/2030	98,849	4,299
Series K129, Class X3 IO, 3.271%, 05/25/2031	165,000	28,108
Series K517, Class A2, 5.355%, 01/25/2029 (L)	300,000	305,535
Series K737, Class X1 IO, 0.741%, 10/25/2026	478,908	5,289
Series K740, Class X3 IO, 2.563%, 11/25/2047	135,000	9,109
Series K742, Class X3, IO, 2.684%, 04/25/2028	100,000	8,564
Series Q014, Class X IO, 2.783%, 10/25/2055	150,730	22,818
Federal National Mortgage Association
Series 2016-88, Class SK IO, 0.550%, 12/25/2046	358,644	34,938
Series 2018-C05, Class 1B1 (30 day Average SOFR + 4.364%), 9.700%, 01/25/2031 (G)	230,000	253,220
Series 2019-25, Class SA IO, 0.600%, 06/25/2049	1,523,650	155,149
Series 2019-50, Class S IO, 0.600%, 09/25/2049	905,093	91,441
Series 2019-68, Class SC IO, 0.550%, 11/25/2049	304,592	30,884
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	125,825	21,056
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.835%, 01/25/2042 (D)(G)	175,000	184,151
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 11.585%, 03/25/2042 (D)(G)	$69,000	$76,641
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%), 8.835%, 03/25/2042 (D)(G)	59,000	62,101
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%), 10.585%, 03/25/2042 (D)(G)	165,000	178,965
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 9.835%, 04/25/2042 (D)(G)	70,000	74,803
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 10.435%, 12/25/2042 (D)(G)	20,000	21,912
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 8.685%, 01/25/2043 (D)(G)	40,000	42,249
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 9.235%, 04/25/2043 (D)(G)	35,000	37,469
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 8.435%, 06/25/2043 (D)(G)	36,000	38,041
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 9.235%, 07/25/2043 (D)(G)	20,000	21,210
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 8.885%, 10/25/2043 (D)(G)	35,000	36,555
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 7.835%, 02/25/2044 (D)(G)	60,000	61,004
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%), 6.974%, 05/25/2044 (D)(G)	30,000	30,094
Series 410, Class C8 IO, 4.000%, 04/25/2032	103,016	9,449
Series 437, Class C8 IO, 2.500%, 06/25/2052	118,729	18,119
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	121,133	22,826
Series 2017-130, Class IO, 4.500%, 02/20/2040	124,586	20,339
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	103,526	17,947
		3,788,594
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,140,719)		$6,212,124
ASSET BACKED SECURITIES - 3.4%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 7.043%, 08/15/2034 (D)(G)	110,000	109,184
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class ER (3 month CME Term SOFR + 5.750%), 11.075%, 01/15/2033 (D)(G)	250,000	250,032

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 8.734%, 08/15/2031 (D)(G)	$250,000	$249,892
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (D)	122,813	116,592
BSPRT Issuer, Ltd., Series 2023-FL10, Class A (1 month CME Term SOFR + 2.259%), 7.588%, 09/15/2035 (D)(G)	100,000	100,350
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 05/10/2030 (D)	75,000	75,175
Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.250%, 02/25/2049 (D)	75,000	73,906
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	92,673
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668%, 10/25/2049 (D)	48,000	43,730
Series 2021-1A, Class A2II, 3.151%, 04/25/2051 (D)	58,350	50,115
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	40,420
Series 2023-4A, Class C, 6.510%, 08/15/2028	50,000	50,447
Series 2024-3A, Class D, 5.980%, 09/16/2030	45,000	45,075
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	103,067
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%), 7.201%, 05/20/2036 (D)(G)	150,000	150,125
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%), 7.631%, 05/20/2036 (D)(G)	150,000	151,643
FS Rialto, Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%), 6.693%, 11/16/2036 (D)(G)	94,977	94,382
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C, 6.380%, 12/15/2028 (D)	32,000	32,127
Series 2023-3A, Class D, 6.440%, 05/15/2029 (D)	30,000	30,250
Golub Capital Partners CLO, Ltd., Series 2022-60A, Class DR (3 month CME Term SOFR + 2.960%), 8.281%, 10/25/2034 (D)(G)	250,000	249,863
Golub Capital Partners Static, Ltd., Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%), 7.627%, 04/20/2033 (D)(G)	250,000	249,981
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 7.093%, 07/15/2039 (D)(G)	100,000	98,197
Hayfin US XII, Ltd., Series 2020-12A, Class D (3 month CME Term SOFR + 4.422%), 9.746%, 01/20/2034 (D)(G)	250,000	250,363
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hertz Vehicle Financing LLC
Series 2021-2A, Class B, 2.120%, 12/27/2027 (D)	$100,000	$91,105
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	90,242
Series 2022-2A, Class B, 2.650%, 06/26/2028 (D)	100,000	90,834
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	148,751	139,637
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	148,416	135,707
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	89,004	80,127
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061 (D)	120,000	106,917
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	185,555	170,604
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	93,657
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	133,596
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	95,779
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	97,350
Series 2024-SFR3, Class E1, 4.000%, 06/17/2041 (D)	100,000	88,815
Series 2022-SFR7, Class B, 5.500%, 10/27/2039 (D)	100,000	99,436
Subway Funding LLC
Series 2024-1A, Class A2I, 6.028%, 07/30/2054 (D)	70,000	70,568
Series 2024-1A, Class A2II, 6.268%, 07/30/2054 (D)	100,000	101,444
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month CME Term SOFR + 2.412%), 7.739%, 04/18/2033 (D)(G)	250,000	250,306
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	50,088
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 7.893%, 10/15/2034 (D)(G)	100,000	96,354
Vericrest Opportunity Loan Transferee
Series 2021-NPL5, Class A1 (5.116% to 2-25-25, then 6.116% thereafter), 5.116%, 03/27/2051 (D)	33,239	32,947
Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter), 1.868%, 08/25/2051 (D)	110,933	108,276

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month CME Term SOFR + 2.511%), 7.838%, 10/18/2031 (D)(G)	$250,000	$250,359
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/2043 (D)	161,712	155,778
TOTAL ASSET BACKED SECURITIES (Cost $5,407,771)		$5,337,515
PREFERRED SECURITIES - 0.8%
United States - 0.8%
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	241,290
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	240,400
AT&T, Inc., 5.000%	3,585	75,572
Bank of America Corp., 7.250%	126	150,716
Morgan Stanley, 4.250%	2,140	40,981
SCE Trust VII, 7.500%	3,100	81,127
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	3,659	93,341
U.S. Cellular Corp., 5.500%	1,846	37,566
U.S. Cellular Corp., 5.500%	1,125	22,736
U.S. Cellular Corp., 6.250%	1,029	22,998
Wells Fargo & Company, 7.500%	135	160,511
		1,167,238
TOTAL PREFERRED SECURITIES (Cost $1,093,066)		$1,167,238
ESCROW CERTIFICATES - 0.0%
Unifin Financiera SAB de CV (D)(E)	$205,000	9,225
Unifin Financiera SAB de CV (D)(E)(M)	205,000	0
TOTAL ESCROW CERTIFICATES (Cost $184,861)		$9,225
SHORT-TERM INVESTMENTS - 11.2%
Short-term funds - 11.2%
John Hancock Collateral Trust, 5.2940% (N)(O)	100,548	1,005,155
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2397% (N)	16,339,400	16,339,400
TOTAL SHORT-TERM INVESTMENTS (Cost $17,344,585)		$17,344,555
Total Investments (Opportunistic Fixed Income Trust) (Cost $188,402,864) - 114.9%		$178,408,112
Other assets and liabilities, net - (14.9%)		(23,096,349)
TOTAL NET ASSETS - 100.0%		$155,311,763
SALE COMMITMENTS OUTSTANDING - (5.4%)
U.S. Government Agency - (5.4)%
Federal National Mortgage Association
2.000%, TBA (B)	$(170,000)	$(133,304)
2.500%, TBA (B)	(1,000,000)	(903,047)
2.500%, TBA (B)	(185,000)	(151,093)
3.000%, TBA (B)	(500,000)	(462,422)
3.500%, TBA (B)	(900,000)	(796,570)
4.500%, TBA (B)	(2,757,000)	(2,598,796)
6.000%, TBA (B)	(392,000)	(393,103)
6.500%, TBA (B)	(720,000)	(732,768)
Government National Mortgage Association
2.500%, TBA (B)	(1,768,000)	(1,486,869)
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SALE COMMITMENTS OUTSTANDING (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
3.000%, TBA (B)	(460,000)	(401,293)
3.000%, TBA (B)	(460,000)	(401,114)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $8,436,305)		$(8,460,379)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISK	Icelandic Krona
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $25,803,154 or 16.6% of the fund's net assets as of 6-30-24.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing - Issuer is in default.
(I)	All or a portion of this security is on loan as of 6-30-24.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
Opportunistic Fixed Income Trust (continued)
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(N)	The rate shown is the annualized seven-day yield as of 6-30-24.
(O)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	21	Long	Sep 2024	$1,594,231	$1,590,999	$(3,232)
10-Year Canada Government Bond Futures	86	Long	Sep 2024	7,520,182	7,547,984	27,802
10-Year U.S. Treasury Note Futures	223	Long	Sep 2024	24,310,167	24,526,516	216,349
2-Year U.S. Treasury Note Futures	187	Long	Sep 2024	38,084,301	38,188,906	104,605
5-Year U.S. Treasury Note Futures	225	Long	Sep 2024	23,853,668	23,980,078	126,410
Euro SCHATZ Futures	5	Long	Sep 2024	564,154	565,997	1,843
Euro-OAT Futures	1	Long	Sep 2024	132,627	131,855	(772)
Ultra 10-Year U.S. Treasury Note Futures	29	Long	Sep 2024	3,302,771	3,292,406	(10,365)
Euro-BTP Italian Government Bond Futures	15	Short	Sep 2024	(1,868,904)	(1,852,048)	16,856
Euro-Buxl Futures	21	Short	Sep 2024	(2,880,923)	(2,929,092)	(48,169)
German Euro BOBL Futures	1	Short	Sep 2024	(125,064)	(124,701)	363
German Euro BUND Futures	63	Short	Sep 2024	(8,847,491)	(8,880,386)	(32,895)
U.K. Long Gilt Bond Futures	1	Short	Sep 2024	(122,540)	(123,338)	(798)
U.S. Treasury Long Bond Futures	37	Short	Sep 2024	(4,353,977)	(4,377,563)	(23,586)
Ultra U.S. Treasury Bond Futures	1	Short	Sep 2024	(128,655)	(125,344)	3,311
						$377,722

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
BRL	50,144,000	USD	9,209,162	DB	7/2/2024	—	$(239,021)
BRL	50,144,000	USD	9,164,453	HSBC	7/2/2024	—	(194,309)
BRL	10,106,000	USD	1,859,224	DB	8/2/2024	—	(57,991)
BRL	110,000	USD	21,125	DB	9/4/2024	—	(1,585)
BRL	275,000	USD	52,199	MSI	9/4/2024	—	(3,349)
CAD	2,365,000	USD	1,732,679	GSI	7/31/2024	—	(2,793)
CAD	70,000	USD	50,995	MSI	9/18/2024	$266	—
CLP	908,004,000	USD	958,498	MSI	7/31/2024	6,191	—
CLP	20,300,000	USD	21,366	BOA	9/23/2024	194	—
CLP	4,341,000	USD	4,673	MSI	9/23/2024	—	(62)
CNY	448,000	USD	62,026	BOA	9/19/2024	—	(307)
COP	2,123,512,000	USD	519,584	DB	7/31/2024	—	(10,460)
CZK	823,000	USD	35,806	JPM	9/18/2024	—	(562)
CZK	4,994,000	USD	215,733	MSI	9/18/2024	—	(1,871)
EGP	2,455,000	USD	49,100	CITI	7/17/2024	1,671	—
EGP	1,228,000	USD	23,547	JPM	10/22/2024	830	—
EGP	1,227,000	USD	24,106	CITI	10/29/2024	180	—
EUR	3,026,000	USD	3,240,480	BARC	7/31/2024	4,638	—
EUR	105,000	USD	112,931	MSI	7/31/2024	—	(327)
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	47,000	USD	50,432	GSI	9/18/2024	$91	—
GBP	1,552,000	USD	1,960,845	GSI	7/31/2024	1,372	—
HUF	697,574,000	USD	1,874,368	MSI	7/31/2024	14,984	—
HUF	38,900,000	USD	104,817	BOA	9/18/2024	371	—
HUF	19,200,000	USD	52,150	HSBC	9/18/2024	—	$(232)
HUF	19,900,000	USD	53,980	MSI	9/18/2024	—	(170)
IDR	32,042,398,000	USD	1,954,341	HSBC	7/31/2024	3,842	—
IDR	10,868,801,000	USD	665,003	JPM	9/18/2024	—	(1,593)
INR	6,971,000	USD	83,209	CITI	9/18/2024	196	—
INR	17,170,000	USD	205,444	MSI	9/18/2024	—	(12)
JPY	1,010,769,000	USD	6,373,667	JPM	7/31/2024	—	(63,558)
KRW	316,073,000	USD	227,845	GSI	7/31/2024	1,525	—
KRW	2,718,760,000	USD	1,963,968	JPM	7/31/2024	9,001	—
KZT	47,100,000	USD	102,339	GSI	9/18/2024	—	(4,550)
KZT	23,100,000	USD	49,375	JPM	12/18/2024	—	(2,288)
MXN	11,140,000	USD	620,890	GSI	7/24/2024	—	(14,015)
MXN	3,345,000	USD	183,137	CITI	9/13/2024	—	(2,343)
MXN	4,435,000	USD	240,405	HSBC	9/13/2024	—	(698)
MXN	2,080,000	USD	112,141	BOA	9/18/2024	193	—
MXN	7,399,000	USD	396,617	CITI	9/18/2024	2,981	—
MXN	340,000	USD	18,541	MSI	9/18/2024	—	(179)
MXN	9,710,000	USD	508,963	CITI	11/6/2024	11,434	—
MYR	1,935,000	USD	413,279	HSBC	9/18/2024	—	(2,286)
NGN	48,390,000	USD	31,731	GSI	7/16/2024	—	(93)
NGN	28,949,000	USD	21,039	CITI	7/29/2024	—	(2,276)
NOK	19,236,000	USD	1,823,874	JPM	7/31/2024	—	(20,895)
NZD	184,000	USD	111,833	BARC	7/31/2024	242	—
NZD	90,000	USD	54,835	MSI	9/18/2024	—	(16)
PEN	310,000	USD	82,097	BOA	9/18/2024	—	(1,446)
PEN	272,000	USD	71,372	DB	9/18/2024	—	(607)
PHP	3,490,000	USD	59,465	BOA	9/18/2024	220	—
PHP	2,490,000	USD	42,600	JPM	9/18/2024	—	(17)
PLN	144,000	USD	35,538	BARC	9/18/2024	200	—
PLN	430,000	USD	106,608	CITI	9/18/2024	109	—
PLN	3,331,000	USD	816,837	MSI	9/18/2024	9,846	—
RON	1,203,000	USD	258,145	BARC	9/18/2024	493	—
SGD	55,000	USD	40,733	BARC	9/18/2024	—	(25)
SGD	85,000	USD	62,858	HSBC	9/18/2024	55	—
SGD	60,000	USD	44,666	JPM	9/18/2024	—	(257)
THB	24,328,000	USD	666,338	BARC	9/18/2024	758	—
THB	1,510,000	USD	41,417	MSI	9/18/2024	—	(12)
TRY	9,525,000	USD	278,810	GSI	7/31/2024	3,814	—
TRY	3,831,000	USD	107,206	BARC	9/18/2024	657	—
TRY	1,610,000	USD	44,872	BOA	9/18/2024	458	—
TRY	7,815,000	USD	219,261	GSI	9/18/2024	773	—
TRY	4,603,000	USD	129,181	MSI	9/18/2024	417	—
USD	5,152,853	AUD	7,742,000	MSI	7/31/2024	—	(15,903)
USD	52,883	AUD	80,000	MSI	9/18/2024	—	(592)
USD	9,068,112	BRL	50,144,000	DB	7/2/2024	97,968	—
USD	9,590,846	BRL	50,144,000	HSBC	7/2/2024	620,702	—
USD	7,365,884	BRL	40,038,000	DB	8/2/2024	229,749	—
USD	83,928	BRL	465,000	CITI	9/4/2024	1,326	—
USD	377,522	BRL	1,963,000	GSI	9/4/2024	28,820	—
USD	336,156	BRL	1,743,000	HSBC	9/4/2024	26,534	—
USD	53,596	BRL	290,000	JPM	9/4/2024	2,081	—
USD	50,817	BRL	270,000	MSI	9/4/2024	2,855	—
USD	3,944,502	CAD	5,384,000	GSI	7/31/2024	6,359	—
USD	102,063	CAD	140,000	GSI	9/18/2024	—	(460)
USD	1,943,302	CHF	1,729,000	JPM	7/31/2024	12,162	—
USD	44,527	CLP	41,900,000	SSB	9/23/2024	26	—
USD	765,749	CNY	5,565,000	MSI	7/31/2024	1,665	—
USD	65,489	COP	271,723,000	BARC	7/31/2024	342	—
USD	17,177	COP	71,693,000	CITI	7/31/2024	—	(11)
USD	1,628,145	COP	6,654,148,000	DB	7/31/2024	32,778	—
USD	461,351	COP	1,949,901,000	CITI	9/18/2024	—	(2,824)
USD	1,206,884	CZK	28,126,000	BARC	7/31/2024	3,813	—
The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	209,795	CZK	4,860,000	BARC	9/18/2024	$1,670	—
USD	4,788,314	EUR	4,471,386	BARC	7/31/2024	—	$(6,854)
USD	51,581	EUR	48,000	BARC	9/18/2024	—	(17)
USD	51,552	EUR	48,000	BOA	9/18/2024	—	(46)
USD	83,859	EUR	78,000	GSI	9/18/2024	15	—
USD	38,916	EUR	36,000	JPM	9/18/2024	218	—
USD	48,579	EUR	45,000	MSI	9/18/2024	207	—
USD	1,255,850	GBP	994,000	GSI	7/31/2024	—	(878)
USD	20,376	GBP	16,000	JPM	9/18/2024	139	—
USD	259,743	HKD	2,026,000	BARC	7/31/2024	87	—
USD	53,253	HUF	19,837,000	CITI	9/18/2024	—	(387)
USD	181,224	HUF	67,310,000	MSI	9/18/2024	—	(785)
USD	36,741	IDR	607,000,000	CITI	9/18/2024	—	(309)
USD	672,036	ILS	2,511,000	JPM	7/31/2024	6,468	—
USD	864,034	INR	72,238,000	HSBC	7/31/2024	—	(1,614)
USD	117,195	INR	9,803,000	JPM	9/18/2024	—	(94)
USD	52,468	INR	4,400,000	MSI	9/18/2024	—	(176)
USD	2,112,249	KRW	2,924,028,000	JPM	7/31/2024	—	(9,681)
USD	51,812	KRW	71,520,000	MSI	9/19/2024	—	(232)
USD	27,962	KZT	13,100,000	JPM	9/18/2024	763	—
USD	311,478	MXN	5,570,000	BARC	7/24/2024	8,041	—
USD	310,991	MXN	5,570,000	MSI	7/24/2024	7,554	—
USD	2,853,754	MXN	51,728,000	MSI	7/31/2024	38,812	—
USD	431,367	MXN	7,780,000	CITI	9/13/2024	10,865	—
USD	43,141	MXN	800,000	BOA	9/18/2024	—	(64)
USD	129,261	MXN	2,447,000	GSI	9/18/2024	—	(2,894)
USD	920,153	MXN	17,314,000	HSBC	9/18/2024	—	(14,924)
USD	111,227	MXN	2,092,000	MSI	9/18/2024	—	(1,756)
USD	534,308	MXN	9,710,000	MSI	11/6/2024	13,910	—
USD	31,945	MYR	150,000	HSBC	9/18/2024	86	—
USD	4,194,475	NOK	44,198,000	JPM	7/31/2024	51,822	—
USD	6,904,947	NZD	11,269,000	HSBC	7/31/2024	40,941	—
USD	107,832	NZD	175,000	CITI	9/18/2024	1,240	—
USD	146,481	PEN	552,000	BARC	9/18/2024	2,870	—
USD	36,220	PEN	138,000	BOA	9/18/2024	318	—
USD	70,337	PEN	267,000	CITI	9/18/2024	873	—
USD	193,050	PEN	733,000	DB	9/18/2024	2,348	—
USD	1,452,438	PHP	85,338,000	HSBC	7/31/2024	—	(7,712)
USD	57,643	PHP	3,390,000	BOA	9/18/2024	—	(331)
USD	198,926	PHP	11,670,000	CITI	9/18/2024	—	(650)
USD	1,926,926	PLN	7,808,000	MSI	7/31/2024	—	(12,053)
USD	51,082	PLN	205,000	MSI	9/18/2024	206	—
USD	50,684	RON	235,000	BARC	9/18/2024	161	—
USD	50,429	RON	235,000	GSI	9/18/2024	—	(94)
USD	41,953	RON	195,000	JPM	9/18/2024	29	—
USD	59,805	RON	277,000	MSI	9/18/2024	252	—
USD	3,741,563	SEK	39,083,000	JPM	7/31/2024	48,827	—
USD	1,961,559	SGD	2,650,000	GSI	7/31/2024	4,579	—
USD	85,222	SGD	115,000	MSI	9/18/2024	104	—
USD	58,769	THB	2,150,000	JPM	9/18/2024	—	(186)
USD	58,245	TRY	2,100,000	BARC	9/18/2024	—	(882)
USD	14,743	UYU	580,000	CITI	8/15/2024	—	(254)
USD	49,073	UYU	1,985,000	DB	8/15/2024	—	(2,254)
USD	90,600	UYU	3,545,000	HSBC	8/15/2024	—	(1,065)
USD	1,553,597	ZAR	28,410,000	GSI	7/31/2024	—	(4,559)
USD	408,059	ZAR	7,320,000	MSI	7/31/2024	6,591	—
USD	98,357	ZAR	1,788,000	GSI	9/18/2024	656	—
USD	147,342	ZAR	2,772,000	JPM	9/18/2024	—	(4,127)
USD	211,463	ZAR	3,870,000	MSI	9/18/2024	—	(3)
UYU	187,000	USD	4,826	DB	7/15/2024	—	(57)
ZAR	21,025,000	USD	1,172,054	MSI	7/31/2024	—	(18,931)
ZAR	3,390,000	USD	185,491	BARC	9/18/2024	—	(253)
The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ZAR	640,000	USD	34,853	MSI	9/18/2024	$118	—
						$1,395,952	$(744,117)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	89,120,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	$(114,705)	$(114,705)
Centrally cleared	45,130,000	NOK	NOK NIBOR NIBR	Fixed 3.812%	Annual	Semi-Annual	Jun 2026	—	(52,353)	(52,353)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$1,280	(155,233)	(153,953)
Centrally cleared	39,115,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,327)	(58,838)	(61,165)
Centrally cleared	55,310,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	(64,931)	(64,931)
Centrally cleared	4,000,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(490)	(21,874)	(22,364)
Centrally cleared	24,530,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(72,371)	(72,371)
Centrally cleared	9,355,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(28,801)	(28,801)
Centrally cleared	15,265,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(46,884)	(46,884)
Centrally cleared	12,020,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(32,221)	(32,221)
Centrally cleared	12,025,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(29,647)	(29,647)
Centrally cleared	5,350,000	AUD	AUD BBR BBSW	Fixed 4.310%	Semi-Annual	Semi-Annual	Sep 2029	3,010	(13,835)	(10,825)
Centrally cleared	23,960,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(5,451)	(5,451)
Centrally cleared	17,445,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(222)	(126,543)	(126,765)
Centrally cleared	16,930,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	(34,151)	(34,151)
Centrally cleared	1,212,830,000	KRW	Fixed 3.493%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(25,352)	(25,352)
Centrally cleared	1,212,830,000	KRW	Fixed 3.460%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(22,961)	(22,961)
Centrally cleared	300,000	ILS	ILS TELBOR Reuters	Fixed 4.261%	Annual	Quarterly	Sep 2034	—	(2,265)	(2,265)
Centrally cleared	22,580,000	CZK	CZK PRIBOR PRBO	Fixed 3.970%	Annual	Semi-Annual	Sep 2034	—	7,421	7,421
Centrally cleared	14,095,000	SEK	Fixed 2.630%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2034	(2,863)	(3,560)	(6,423)
Centrally cleared	1,320,000	ZAR	Fixed 9.207%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Sep 2034	—	459	459
Centrally cleared	947,250,000	CLP	Fixed 5.048%	CLP CLICP Bloomberg	Semi-Annual	Semi-Annual	Sep 2034	—	25,597	25,597
Centrally cleared	4,100,000	SEK	Fixed 2.470%	SEK STIBOR SIDE	Annual	Quarterly	Sep 2054	2,769	(16,937)	(14,168)
								$1,157	$(895,436)	$(894,279)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	585,000	USD	$585,000	1.000%	Quarterly	Dec 2026	$17,653	$(17,887)	$(234)
BARC	Emirate of Abu Dhabi	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,958)	1,164	(12,794)
BARC	Emirate of Abu Dhabi	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(14,109)	1,315	(12,794)
BARC	Kingdom of Morocco	530,000	USD	530,000	1.000%	Quarterly	Jun 2029	(2,311)	(103)	(2,414)
BARC	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,286)	1,192	(10,094)
BARC	Republic of Chile	390,000	USD	390,000	1.000%	Quarterly	Jun 2029	(8,266)	818	(7,448)
BARC	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,334)	1,785	(9,549)
BARC	Republic of Peru	1,310,000	USD	1,310,000	1.000%	Quarterly	Jun 2029	(17,831)	4,222	(13,609)
BARC	Republic of Peru	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(7,380)	2,186	(5,194)
BARC	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(14,109)	1,289	(12,820)
BOA	Federative Republic of Brazil	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2027	104,887	(86,857)	18,030
BOA	Federative Republic of Brazil	620,000	USD	620,000	1.000%	Quarterly	Dec 2027	27,818	(23,051)	4,767
BOA	Republic of South Africa	1,650,000	USD	1,650,000	1.000%	Quarterly	Dec 2028	90,112	(31,326)	58,786
BOA	People's Republic of China	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(8,332)	748	(7,584)
CITI	Federative Republic of Brazil	485,000	USD	485,000	1.000%	Quarterly	Dec 2027	22,102	(18,373)	3,729
CITI	Federative Republic of Brazil	865,000	USD	865,000	1.000%	Quarterly	Jun 2029	14,477	11,589	26,066
GSI	Republic of Indonesia	1,540,000	USD	1,540,000	1.000%	Quarterly	Dec 2028	(14,865)	(2,792)	(17,657)
GSI	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,076)	982	(10,094)
The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of Chile	500,000	USD	$500,000	1.000%	Quarterly	Jun 2029	$(11,301)	$1,752	$(9,549)
GSI	Republic of Indonesia	1,870,000	USD	1,870,000	1.000%	Quarterly	Jun 2029	(24,080)	5,547	(18,533)
GSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	26,577	(3,549)	23,028
GSI	Republic of the Philippines	1,305,000	USD	1,305,000	1.000%	Quarterly	Jun 2029	(19,980)	2,089	(17,891)
GSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(13,981)	1,161	(12,820)
JPM	Government of Malaysia	2,580,000	USD	2,580,000	1.000%	Quarterly	Jun 2029	(63,250)	(578)	(63,828)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(32,944)	(14,107)	(47,051)
MSI	United Mexican States	1,550,000	USD	1,550,000	1.000%	Quarterly	Dec 2028	(1,524)	1,686	162
MSI	Emirate of Abu Dhabi	1,550,000	USD	1,550,000	1.000%	Quarterly	Jun 2029	(41,576)	1,915	(39,661)
MSI	Kingdom of Saudi Arabia	1,040,000	USD	1,040,000	1.000%	Quarterly	Jun 2029	(22,508)	1,512	(20,996)
MSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,405)	1,856	(9,549)
MSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	(11,246)	1,697	(9,549)
MSI	Republic of Colombia	880,000	USD	880,000	1.000%	Quarterly	Jun 2029	28,358	7,685	36,043
MSI	Republic of South Africa	990,000	USD	990,000	1.000%	Quarterly	Jun 2029	51,262	(5,667)	45,595
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	25,243	(2,215)	23,028
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Jun 2029	23,086	(125)	22,961
MSI	State of Qatar	2,065,000	USD	2,065,000	1.000%	Quarterly	Jun 2029	(55,857)	2,911	(52,946)
				$41,220,000				$(12,934)	$(149,529)	$(162,463)
Centrally cleared	CDX.EM.40	15,780,000	USD	15,780,000	1.000%	Quarterly	Dec 2028	676,533	(289,764)	386,769
Centrally cleared	CDX.EM.IG.40	3,090,000	USD	3,090,000	1.000%	Quarterly	Dec 2028	(36,476)	(4,077)	(40,553)
Centrally cleared	CDX.EM.41.	8,190,000	USD	8,190,000	1.000%	Quarterly	Jun 2029	216,231	43,338	259,569
Centrally cleared	CDX.NA.HY.42	1,345,000	USD	1,345,000	5.000%	Quarterly	Jun 2029	(88,379)	1,958	(86,421)
Centrally cleared	CDX.NA.IG.42	35,545,000	USD	35,545,000	1.000%	Quarterly	Jun 2029	(749,595)	12,689	(736,906)
Centrally cleared	iTraxx Europe Sub Financials Series 41 Version 1	1,525,000	EUR	1,641,509	1.000%	Quarterly	Jun 2029	8,503	11,632	20,135
				$65,591,509				$26,817	$(224,224)	$(197,407)
				$106,811,509				$13,883	$(373,753)	$(359,870)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	1.046%	260,000	EUR	$284,869	5.000%	Quarterly	Dec 2028	$40,138	$5,792	$45,930
BOA	Anglo American Capital PLC	1.046%	260,000	EUR	285,675	5.000%	Quarterly	Dec 2028	39,951	5,979	45,930
GSI	CMBX.NA.BBB-.14	8.441%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,067)	(1,573)	(5,640)
					$595,544				$76,022	$10,198	$86,220
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,435,000	Dec 2024	GSI	—	$2,131	$2,131
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,995,000	Sep 2024	JPM	—	7,104	7,104
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,680,000	Dec 2024	JPM	—	13,875	13,875
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,800,000	Dec 2024	JPM	—	20,219	20,219
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,300,000	Dec 2024	MSI	—	(50,418)	(50,418)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	7,690,000	Dec 2024	MSI	—	45,812	45,812
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,275,000	Dec 2024	MSI	—	3,291	3,291
								—	$42,014	$42,014
The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$27,035	$27,035
BARC	2,990,000	USD	2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	27,217	27,217
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	78,422	78,422
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	125,681	125,681
CITI	440,000	USD	440,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(33)	3,717	3,684
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	45,747	45,747
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(37,809)	401,440	363,631
			$15,020,000						$(37,842)	$709,259	$671,417
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-counter
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.7%
U.S. Government – 17.7%
U.S. Treasury Bonds
2.250%, 02/15/2052	$31,952,000	$20,354,423
2.500%, 02/15/2045	83,239,000	59,376,069
3.000%, 08/15/2052	30,697,000	23,093,497
3.375%, 08/15/2042 to 11/15/2048	48,236,000	39,703,419
4.000%, 11/15/2042	216,141,000	199,187,430
4.250%, 02/15/2054	186,110,000	177,211,616
4.625%, 05/15/2044	70,162,000	70,030,446
4.750%, 11/15/2043	119,604,000	121,192,491
U.S. Treasury Notes
4.000%, 01/31/2031	121,356,000	118,914,658
4.125%, 03/31/2031	48,494,000	47,855,622
4.375%, 05/15/2034	52,016,000	52,032,255
4.500%, 05/31/2029	17,387,000	17,505,177
4.625%, 05/31/2031	103,333,000	105,012,161
		1,051,469,264
U.S. Government Agency – 38.0%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	70,843,868	57,587,918
2.500%, 08/01/2051 to 12/01/2051	35,498,761	29,463,671
3.000%, 03/01/2043 to 06/01/2052	109,510,850	95,419,572
3.500%, 04/01/2044 to 07/01/2052	128,149,845	114,996,551
4.000%, 08/01/2037 to 04/01/2053	159,615,629	148,519,495
4.500%, 12/01/2037 to 04/01/2053	98,771,529	94,524,178
5.000%, 08/01/2052 to 10/01/2053	198,205,844	192,539,107
5.500%, 09/01/2052 to 09/01/2053	54,187,055	53,940,978
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	106,906,825	89,757,284
2.500%, 08/01/2035 to 03/01/2052	217,421,276	183,438,216
3.000%, 03/01/2033 to 05/01/2052	207,933,367	181,454,351
3.500%, 06/01/2042 to 08/01/2052	155,487,094	140,475,182
4.000%, 09/01/2037 to 09/01/2052	364,957,165	340,707,180
4.500%, 11/01/2037 to 05/01/2053	252,607,554	240,940,177
5.000%, 07/01/2052 to 06/01/2053	183,128,842	177,940,104
5.500%, 10/01/2052 to 05/01/2054	119,086,300	118,369,975
		2,260,073,939
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,527,697,150)		$3,311,543,203
CORPORATE BONDS – 31.0%
Communication services – 1.2%
Charter Communications Operating LLC
4.200%, 03/15/2028	12,055,000	11,392,409
6.384%, 10/23/2035	8,707,000	8,489,321
Netflix, Inc. 4.875%, 06/15/2030 (A)	7,860,000	7,736,405
T-Mobile USA, Inc.
3.375%, 04/15/2029	6,061,000	5,597,172
3.875%, 04/15/2030	19,028,000	17,787,882
WarnerMedia Holdings, Inc. 4.279%, 03/15/2032	22,350,000	19,507,696
		70,510,885
Consumer discretionary – 1.9%
AutoNation, Inc. 4.750%, 06/01/2030	6,447,000	6,161,251
Booking Holdings, Inc. 4.625%, 04/13/2030	5,795,000	5,707,465
Brunswick Corp. 5.850%, 03/18/2029	2,438,000	2,439,375
Expedia Group, Inc. 3.800%, 02/15/2028	13,294,000	12,652,621
Ford Motor Company
3.250%, 02/12/2032	8,330,000	6,884,192
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company (continued)
6.100%, 08/19/2032	$6,095,000	$6,086,299
Ford Motor Credit Company LLC
4.000%, 11/13/2030	14,422,000	12,874,717
6.125%, 03/08/2034	5,173,000	5,116,656
6.800%, 05/12/2028	8,558,000	8,816,737
7.122%, 11/07/2033	4,651,000	4,914,601
General Motors Financial Company, Inc.
2.400%, 10/15/2028	14,509,000	12,822,127
5.600%, 06/18/2031	4,304,000	4,271,790
Hyundai Capital America
2.375%, 10/15/2027 (A)	2,708,000	2,469,777
5.400%, 01/08/2031 (A)	7,846,000	7,794,251
5.680%, 06/26/2028 (A)	5,876,000	5,938,105
Tapestry, Inc.
7.700%, 11/27/2030	3,446,000	3,600,728
7.850%, 11/27/2033	2,757,000	2,903,854
		111,454,546
Consumer staples – 0.5%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	4,713,000	4,844,139
JBS USA LUX SA
3.625%, 01/15/2032	5,127,000	4,426,027
5.750%, 04/01/2033	6,667,000	6,651,075
Kraft Heinz Foods Company
4.375%, 06/01/2046	12,433,000	10,111,483
5.000%, 06/04/2042	3,892,000	3,519,082
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,954,000	4,027,754
		33,579,560
Energy – 3.9%
Aker BP ASA
3.100%, 07/15/2031 (A)	3,211,000	2,731,718
3.750%, 01/15/2030 (A)	2,039,000	1,867,362
4.000%, 01/15/2031 (A)	3,161,000	2,869,022
Cheniere Energy Partners LP
3.250%, 01/31/2032	14,081,000	12,018,484
4.500%, 10/01/2029	2,137,000	2,035,796
5.950%, 06/30/2033	2,538,000	2,573,390
Cheniere Energy, Inc. 5.650%, 04/15/2034 (A)	2,748,000	2,750,171
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (A)	4,484,000	4,411,830
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (A)	2,291,000	2,340,154
6.036%, 11/15/2033 (A)	7,180,000	7,337,367
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	4,260,000	3,440,065
4.900%, 06/01/2044	4,244,000	3,469,072
5.750%, 01/15/2031 (A)	7,461,000	7,336,211
Diamondback Energy, Inc. 5.750%, 04/18/2054	6,271,000	6,079,369
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	7,510,000	7,086,832
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,767,000	8,406,573

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. (continued)
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	$3,720,000	$4,010,279
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	4,751,112
5.150%, 03/15/2045	4,125,000	3,626,046
5.250%, 04/15/2029 to 07/01/2029	20,346,000	20,256,984
5.400%, 10/01/2047	8,136,000	7,278,367
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	10,110,000	9,668,367
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	3,697,000	4,176,040
MPLX LP
4.250%, 12/01/2027	4,887,000	4,728,767
4.950%, 09/01/2032	3,979,000	3,807,142
5.000%, 03/01/2033	4,017,000	3,837,792
Occidental Petroleum Corp.
6.450%, 09/15/2036	9,319,000	9,733,723
6.625%, 09/01/2030	3,170,000	3,324,446
ONEOK, Inc.
5.650%, 11/01/2028	2,845,000	2,887,756
6.050%, 09/01/2033	6,183,000	6,365,921
6.625%, 09/01/2053	5,695,000	6,077,340
Ovintiv, Inc.
5.650%, 05/15/2028	2,243,000	2,268,504
6.250%, 07/15/2033	2,249,000	2,318,226
7.200%, 11/01/2031	1,177,000	1,268,665
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	3,982,520
4.500%, 05/15/2030	12,438,000	11,932,163
Targa Resources Corp.
4.950%, 04/15/2052	5,049,000	4,302,669
6.150%, 03/01/2029	5,670,000	5,852,632
Targa Resources Partners LP 4.000%, 01/15/2032	4,769,000	4,296,570
The Williams Companies, Inc. 4.650%, 08/15/2032	3,423,000	3,251,309
Var Energi ASA
7.500%, 01/15/2028 (A)	297,000	312,328
8.000%, 11/15/2032 (A)	12,131,000	13,580,109
Western Midstream Operating LP 4.050%, 02/01/2030	6,184,000	5,751,417
		230,400,610
Financials – 10.7%
Ally Financial, Inc. 6.992%, (6.992% to 6-13-28, then Overnight SOFR + 3.260%), 06/13/2029	5,910,000	6,132,650
Apollo Debt Solutions BDC 6.900%, 04/13/2029 (A)	2,718,000	2,731,547
Ares Capital Corp.
2.150%, 07/15/2026	5,434,000	5,022,112
2.875%, 06/15/2028	6,780,000	6,005,729
5.875%, 03/01/2029	4,172,000	4,111,924
5.950%, 07/15/2029	1,967,000	1,933,679
Athene Holding, Ltd. 3.500%, 01/15/2031	13,028,000	11,531,086
Banco Santander SA 4.379%, 04/12/2028	5,040,000	4,849,914
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	$11,760,000	$10,432,816
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	10,542,000	9,114,777
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	16,514,000	13,956,332
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	7,554,000	6,620,081
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	6,567,000	6,278,990
4.271%, (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%), 07/23/2029	11,892,000	11,458,101
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	8,422,000	8,602,147
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	17,384,000	17,430,600
Blackstone Private Credit Fund
3.250%, 03/15/2027	1,690,000	1,560,205
4.000%, 01/15/2029	6,622,000	6,043,655
7.300%, 11/27/2028 (A)	5,251,000	5,441,263
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	5,173,000	5,152,436
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(B)	1,922,000	2,037,966
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (A)	4,987,000	4,976,529
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	11,195,000	11,513,736
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	4,720,970
5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	4,017,000	3,993,600
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	6,377,000	6,485,347
Citizens Financial Group, Inc.
3.250%, 04/30/2030	5,977,000	5,264,154
6.645%, (6.645% to 4-25-34, then Overnight SOFR + 2.325%), 04/25/2035	4,326,000	4,471,554
CNA Financial Corp. 2.050%, 08/15/2030	1,519,000	1,265,298
CNO Financial Group, Inc.
5.250%, 05/30/2029	7,460,000	7,237,971
6.450%, 06/15/2034	3,118,000	3,115,015
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,900,000	3,842,829

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	$1,743,000	$1,758,775
Credit Agricole SA
3.250%, 01/14/2030 (A)	11,547,000	10,160,020
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	7,198,000	7,392,515
Deutsche Bank AG
2.552%, (2.552% to 1-7-27, then Overnight SOFR + 1.318%), 01/07/2028	10,197,000	9,429,612
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	4,359,000	4,533,304
Discover Financial Services
4.100%, 02/09/2027	1,928,000	1,853,564
6.700%, 11/29/2032	6,707,000	6,998,711
Enact Holdings, Inc. 6.250%, 05/28/2029	6,227,000	6,228,839
F&G Annuities & Life, Inc. 6.500%, 06/04/2029	2,989,000	2,979,122
Fifth Third Bancorp 6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	5,190,000	5,320,208
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	4,260,000	4,349,600
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	3,270,000	3,257,215
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	3,038,000	3,132,169
Jefferies Financial Group, Inc.
5.875%, 07/21/2028	4,205,000	4,247,228
6.200%, 04/14/2034	5,135,000	5,200,828
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	11,243,000	9,717,624
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	11,196,000	9,812,389
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	2,948,000	2,861,967
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (B)	7,030,000	6,932,020
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,770,000	6,718,079
5.581%, (5.581% to 4-22-29, then Overnight SOFR + 1.160%), 04/22/2030	4,378,000	4,447,352
Lazard Group LLC
4.375%, 03/11/2029	4,640,000	4,440,469
6.000%, 03/15/2031	3,245,000	3,279,494
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (B)	$5,760,000	$5,457,669
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	4,283,000	3,811,870
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	5,277,000	5,341,142
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	4,486,000	3,664,651
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	11,122,000	8,798,850
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	4,854,000	4,838,247
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	10,146,000	10,120,851
National Rural Utilities Cooperative Finance Corp.
4.850%, 02/07/2029	6,569,000	6,529,610
5.600%, 11/13/2026	5,314,000	5,361,206
NatWest Group PLC 8.125%, (8.125% to 5-10-34, then 5 Year CMT + 3.752%), 11/10/2033 (B)	4,814,000	4,863,801
NMI Holdings, Inc. 6.000%, 08/15/2029	5,795,000	5,742,144
Radian Group, Inc. 6.200%, 05/15/2029	8,957,000	9,045,220
Regions Financial Corp. 5.722%, (5.722% to 6-6-29, then Overnight SOFR + 1.490%), 06/06/2030	6,553,000	6,549,088
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then Overnight SOFR + 1.249%), 01/06/2028	4,803,000	4,426,211
3.244%, 10/05/2026	13,364,000	12,665,683
4.400%, 07/13/2027	2,484,000	2,399,918
SBL Holdings, Inc. 5.000%, 02/18/2031 (A)	4,428,000	3,879,735
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (A)	2,683,000	2,646,337
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (A)	3,471,000	3,417,545
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (A)	8,161,000	8,289,956
6.691%, (6.691% to 1-10-33, then 1 Year CMT + 2.950%), 01/10/2034 (A)	779,000	803,314
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	9,222,000	7,336,434

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	$3,758,000	$3,735,477
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	6,429,000	6,513,285
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	7,054,000	7,336,426
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	20,507,000	17,241,423
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	6,452,000	5,363,731
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (B)	8,584,000	7,701,306
5.582%, (5.582% to 6-12-28, then Overnight SOFR + 1.841%), 06/12/2029	11,207,000	11,329,590
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	6,375,000	6,534,180
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (B)	3,312,000	3,227,446
8.648%, (3 month CME Term SOFR + 3.302%), 09/01/2024 (B)(C)	3,184,000	3,198,888
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	7,465,000	7,445,557
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	5,481,000	5,522,639
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	4,179,000	4,437,530
Trust Fibra Uno 7.375%, 02/13/2034 (A)	6,024,000	5,942,371
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	3,956,000	3,966,599
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	6,311,000	6,398,738
6.787%, (6.787% to 10-26-26, then Overnight SOFR + 1.880%), 10/26/2027	6,971,000	7,177,413
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	5,435,000	5,424,208
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	4,297,000	4,468,628
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(B)	3,279,000	3,527,886
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (continued)
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(B)	$2,445,000	$2,738,136
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then Overnight SOFR + 2.100%), 06/02/2028	16,628,000	15,314,194
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	10,438,000	9,259,088
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	16,621,000	14,413,824
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	10,308,000	10,264,719
5.875%, (5.875% to 6-15-25, then 9.865% thereafter), 06/15/2025 (B)	7,311,000	7,277,593
		640,136,474
Health care – 2.5%
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	22,052,000	22,129,010
Cencora, Inc. 2.800%, 05/15/2030	7,814,000	6,892,002
Centene Corp. 4.625%, 12/15/2029	13,970,000	13,213,178
CVS Health Corp.
3.750%, 04/01/2030	5,408,000	4,976,850
5.050%, 03/25/2048	4,473,000	3,853,969
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	10,844,000	8,563,034
3.750%, 06/15/2029 (A)	11,470,000	10,378,672
HCA, Inc. 5.450%, 04/01/2031	1,994,000	1,992,568
Icon Investments Six DAC
5.809%, 05/08/2027	1,893,000	1,911,964
5.849%, 05/08/2029	3,334,000	3,387,708
IQVIA, Inc. 6.250%, 02/01/2029	3,483,000	3,579,796
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	6,574,000	6,405,176
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,861,000	8,945,232
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,698,480
Solventum Corp.
5.400%, 03/01/2029 (A)	5,207,000	5,191,110
5.450%, 03/13/2031 (A)	9,998,000	9,872,445
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	3,630,000	3,634,817
Universal Health Services, Inc. 2.650%, 10/15/2030	6,598,000	5,633,017
Viatris, Inc.
2.700%, 06/22/2030	9,804,000	8,321,131
4.000%, 06/22/2050	21,910,000	14,744,946
		147,325,105
Industrials – 3.4%
AerCap Ireland Capital DAC
2.450%, 10/29/2026	19,396,000	18,093,239
3.000%, 10/29/2028	12,158,000	11,048,833
3.300%, 01/30/2032	7,054,000	6,060,912

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	$3,878,243	$3,643,299
Air Lease Corp. 3.625%, 12/01/2027	4,932,000	4,652,431
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	2,509,457	2,396,702
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	6,701,716	6,279,255
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	5,868,745	5,544,394
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	4,475,188	4,143,814
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,144,313	4,854,789
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	3,859,138	3,494,667
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	6,723,607	5,898,554
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	6,181,772	5,509,452
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,906,800	4,203,662
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	1,211,865	1,119,188
Ashtead Capital, Inc.
4.250%, 11/01/2029 (A)	2,302,000	2,158,274
5.500%, 08/11/2032 (A)	5,436,000	5,303,353
5.550%, 05/30/2033 (A)	3,893,000	3,793,198
5.800%, 04/15/2034 (A)	2,050,000	2,034,416
5.950%, 10/15/2033 (A)	6,014,000	6,025,354
BAE Systems PLC 5.250%, 03/26/2031 (A)	2,370,000	2,363,655
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,435,358	1,338,564
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (A)	2,351,765	2,203,421
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (A)	1,512,408	1,581,954
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (A)	3,427,000	3,468,664
Concentrix Corp. 6.600%, 08/02/2028	6,971,000	7,056,193
DAE Funding LLC 3.375%, 03/20/2028 (A)	6,526,000	5,994,999
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)	7,487,678	7,292,308
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	3,156,000	2,967,417
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	6,244,267	5,386,152
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Owens Corning
3.500%, 02/15/2030 (A)	$1,563,000	$1,424,108
3.950%, 08/15/2029	7,096,000	6,709,236
Regal Rexnord Corp. 6.400%, 04/15/2033	4,095,000	4,189,943
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (A)	3,894,000	3,456,752
The Boeing Company 6.298%, 05/01/2029 (A)	2,331,000	2,363,774
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	7,996,252	7,715,846
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	7,418,459	6,801,066
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,418,290	2,365,094
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	4,289,316	3,958,168
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	10,366,281	10,395,672
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	7,169,000	7,277,660
		202,568,432
Information technology – 2.6%
Atlassian Corp. 5.250%, 05/15/2029	3,608,000	3,608,158
Autodesk, Inc. 2.850%, 01/15/2030	3,346,000	2,982,080
Broadcom, Inc.
3.419%, 04/15/2033 (A)	11,115,000	9,582,782
4.750%, 04/15/2029	21,124,000	20,834,473
Dell International LLC
5.300%, 10/01/2029	5,382,000	5,412,364
5.400%, 04/15/2034	10,317,000	10,208,479
Foundry JV Holdco LLC
5.875%, 01/25/2034 (A)	5,347,000	5,301,282
6.150%, 01/25/2032 (A)	11,141,000	11,356,739
Gartner, Inc. 4.500%, 07/01/2028 (A)	7,293,000	7,028,780
Marvell Technology, Inc. 5.950%, 09/15/2033	7,786,000	8,041,759
Micron Technology, Inc.
2.703%, 04/15/2032	4,907,000	4,062,998
5.300%, 01/15/2031	4,002,000	3,992,982
5.327%, 02/06/2029	6,732,000	6,763,717
6.750%, 11/01/2029	11,681,000	12,424,137
Motorola Solutions, Inc.
2.300%, 11/15/2030	8,865,000	7,455,192
2.750%, 05/24/2031	8,602,000	7,290,933
Oracle Corp. 2.950%, 04/01/2030	5,548,000	4,934,096
Qorvo, Inc.
3.375%, 04/01/2031 (A)	3,682,000	3,156,162
4.375%, 10/15/2029	3,821,000	3,608,817
TD SYNNEX Corp.
2.650%, 08/09/2031	3,461,000	2,847,316
6.100%, 04/12/2034	2,764,000	2,771,689
VMware LLC 4.700%, 05/15/2030	9,327,000	9,023,046
		152,687,981

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.4%
Anglo American Capital PLC 4.750%, 04/10/2027 (A)	$4,433,000	$4,351,050
Cemex SAB de CV 3.875%, 07/11/2031 (A)	5,818,000	5,129,502
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	5,211,000	4,920,491
5.450%, 03/15/2043	7,603,000	7,221,551
Newmont Corp. 2.800%, 10/01/2029	2,032,000	1,824,131
		23,446,725
Real estate – 1.0%
American Homes 4 Rent LP 4.250%, 02/15/2028	3,147,000	3,014,489
American Tower Corp.
3.800%, 08/15/2029	9,785,000	9,095,037
5.200%, 02/15/2029	5,450,000	5,431,180
American Tower Trust I 5.490%, 03/15/2028 (A)	6,825,000	6,852,059
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	7,216,000	6,101,967
GLP Capital LP
3.250%, 01/15/2032	1,916,000	1,610,095
4.000%, 01/15/2030	2,026,000	1,856,218
Prologis LP 5.125%, 01/15/2034	6,718,000	6,638,806
Prologis Targeted U.S. Logistics Fund LP 5.250%, 04/01/2029 (A)	8,091,000	8,096,471
SBA Tower Trust 6.599%, 01/15/2028 (A)	1,416,000	1,445,126
VICI Properties LP
4.125%, 08/15/2030 (A)	3,412,000	3,103,091
4.625%, 12/01/2029 (A)	4,089,000	3,869,724
5.125%, 05/15/2032	2,800,000	2,667,660
		59,781,923
Utilities – 2.9%
American Electric Power Company, Inc. 5.625%, 03/01/2033	2,475,000	2,465,882
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	2,438,705	2,542,350
Constellation Energy Generation LLC
6.125%, 01/15/2034	2,070,000	2,156,746
6.500%, 10/01/2053	3,530,000	3,746,718
Dominion Energy, Inc.
3.375%, 04/01/2030	5,292,000	4,780,234
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055	4,416,000	4,508,069
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054	2,015,000	2,096,535
Duke Energy Carolinas LLC 4.950%, 01/15/2033	6,133,000	6,027,979
Duke Energy Corp.
2.450%, 06/01/2030	2,272,000	1,950,815
5.750%, 09/15/2033	7,220,000	7,331,791
Electricite de France SA 5.650%, 04/22/2029 (A)	8,269,000	8,341,252
Eversource Energy 5.125%, 05/15/2033	5,667,000	5,440,036
Georgia Power Company 4.950%, 05/17/2033	3,760,000	3,666,043
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	9,200,000	9,255,559
National Grid PLC 5.809%, 06/12/2033	7,640,000	7,676,768
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	$13,461,000	$11,476,495
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	6,061,000	6,058,693
NiSource, Inc.
1.700%, 02/15/2031	2,272,000	1,806,822
3.600%, 05/01/2030	4,887,000	4,484,630
5.250%, 03/30/2028	1,446,000	1,444,430
NRG Energy, Inc.
2.450%, 12/02/2027 (A)	6,241,000	5,632,297
4.450%, 06/15/2029 (A)	4,211,000	3,976,181
7.000%, 03/15/2033 (A)	6,323,000	6,674,571
San Diego Gas & Electric Company 4.950%, 08/15/2028	10,536,000	10,487,501
Sempra
5.500%, 08/01/2033	5,830,000	5,820,330
6.875%, (6.875% to 10-1-29, then 5 Year CMT + 2.789%), 10/01/2054	4,358,000	4,331,188
The Southern Company 5.700%, 03/15/2034	5,353,000	5,442,326
Vistra Operations Company LLC
3.700%, 01/30/2027 (A)	9,634,000	9,207,519
4.300%, 07/15/2029 (A)	10,449,000	9,872,991
6.000%, 04/15/2034 (A)	6,950,000	6,966,611
6.950%, 10/15/2033 (A)	5,460,000	5,843,762
		171,513,124
TOTAL CORPORATE BONDS (Cost $1,916,028,214)		$1,843,405,365
MUNICIPAL BONDS – 0.5%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,856,000	4,879,032
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	3,714,229
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	9,725,000	6,793,691
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	6,291,000	6,048,471
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,926,425
Regents of the University of California Medical Center 3.006%, 05/15/2050	9,720,000	6,528,854
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	3,337,000	3,027,965
TOTAL MUNICIPAL BONDS (Cost $42,793,756)		$32,918,667
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.4%
Commercial and residential – 3.4%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(D)	1,756,212	1,618,903
Series 2021-2, Class A1, 0.985%, 04/25/2066 (A)(D)	2,152,483	1,787,134
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(D)	4,803,633	3,900,854
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(D)	4,221,705	3,549,737

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	$4,326,665	$4,207,026
Series 2024-5, Class A1 (4.950% to 4-1-28, then 5.950% thereafter), 4.950%, 07/25/2068 (A)	7,278,360	7,086,100
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(D)	2,482,406	2,132,842
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218%, 04/14/2033 (A)	2,121,000	2,054,895
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	1,980,000	1,880,601
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(D)	2,255,236	2,001,543
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.943%, 01/15/2034 (A)(C)	1,471,223	1,448,266
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,446,560
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 6.543%, 08/15/2036 (A)(C)	11,543,000	10,865,411
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	6,342,837	6,063,673
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	6,905,000	6,482,548
Series 2023-SMRT, Class A, 6.015%, 10/12/2040 (A)(D)	4,564,000	4,568,907
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (A)(D)	2,846,373	2,300,329
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(D)	4,655,942	3,729,176
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(D)	3,975,198	3,285,328
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(D)	8,029,848	6,717,586
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.773%, 11/10/2046 (A)(D)	4,291,000	3,257,414
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (A)	3,156,000	3,069,680
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (A)	1,970,159	1,863,503
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (A)(D)	6,040,380	4,851,221
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(D)	$1,271,254	$1,097,593
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(D)	1,942,679	1,617,842
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (A)(D)	2,357,055	1,896,568
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(D)	5,981,664	4,926,179
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(D)	7,847,352	6,427,075
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	4,765,248	4,566,079
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(D)	3,502,939	3,018,640
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(D)	1,513,347	1,271,148
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(D)	3,353,880	2,735,427
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(D)	6,837,712	5,429,622
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(D)	1,361,832	1,149,294
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(D)	1,517,433	1,263,993
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(D)	3,193,164	2,632,089
GS Mortgage Securities Trust Series 2020-UPTN, Class A 2.751%, 02/10/2037 (A)	2,093,000	2,036,012
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(D)	787,655	725,393
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(D)	1,979,140	1,720,621
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(D)	2,570,127	2,191,720
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(D)	1,845,153	1,693,651
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (A)(D)	2,224,845	2,041,769
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(D)	5,121,216	4,277,567
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (A)	1,505,028	1,369,383
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(D)	1,885,383	1,524,518
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(D)	3,427,854	2,718,326
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(D)	4,821,729	3,769,260

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(D)	$4,319,275	$3,694,796
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	8,579,000	6,884,231
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(D)	1,644,198	1,497,181
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(D)	5,030,281	4,364,939
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(D)	1,807,870	1,664,117
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(D)	2,645,555	2,472,624
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	3,487,364	3,086,465
Series 2024-1, Class A1, 4.374%, 03/25/2064 (A)(D)	7,106,344	7,082,524
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (A)	1,139,355	1,071,765
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(D)	2,420,420	2,128,589
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(D)	3,791,685	3,180,105
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(D)	2,684,408	2,172,824
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(D)	2,628,491	2,185,738
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(D)	2,278,537	2,022,070
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	1,705,617	1,589,917
		199,366,891
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp. Series K048, Class X1 IO 0.324%, 06/25/2025	147,400,691	184,207
Government National Mortgage Association
Series 2012-114, Class IO, 0.625%, 01/16/2053	12,213,447	189,415
Series 2016-174, Class IO, 0.895%, 11/16/2056	9,541,643	406,902
Series 2017-109, Class IO, 0.230%, 04/16/2057	11,341,514	165,731
Series 2017-124, Class IO, 0.627%, 01/16/2059	11,758,911	405,089
Series 2017-135, Class IO, 0.716%, 10/16/2058	38,911,581	1,393,809
Series 2017-140, Class IO, 0.486%, 02/16/2059	18,829,356	549,542
Series 2017-159, Class IO, 0.432%, 06/16/2059	26,633,487	696,282
Series 2017-20, Class IO, 0.524%, 12/16/2058	24,754,908	590,766
Series 2017-22, Class IO, 0.751%, 12/16/2057	12,063,363	443,491
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-41, Class IO, 0.570%, 07/16/2058	$8,166,799	$208,314
Series 2017-46, Class IO, 0.648%, 11/16/2057	12,644,767	471,164
Series 2017-61, Class IO, 0.701%, 05/16/2059	14,168,140	515,580
Series 2018-158, Class IO, 0.789%, 05/16/2061	19,704,990	1,105,860
Series 2018-69, Class IO, 0.606%, 04/16/2060	20,759,891	918,858
Series 2019-131, Class IO, 0.802%, 07/16/2061	26,452,527	1,491,510
Series 2020-100, Class IO, 0.785%, 05/16/2062	28,145,082	1,662,111
Series 2020-108, Class IO, 0.847%, 06/16/2062	67,984,397	3,908,335
Series 2020-114, Class IO, 0.801%, 09/16/2062	66,992,385	3,784,226
Series 2020-118, Class IO, 0.882%, 06/16/2062	49,059,810	3,037,832
Series 2020-119, Class IO, 0.606%, 08/16/2062	27,001,998	1,260,629
Series 2020-120, Class IO, 0.768%, 05/16/2062	15,256,214	890,348
Series 2020-137, Class IO, 0.796%, 09/16/2062	87,010,144	4,983,445
Series 2020-150, Class IO, 0.963%, 12/16/2062	44,126,769	2,877,136
Series 2020-170, Class IO, 0.834%, 11/16/2062	57,047,139	3,624,262
Series 2020-92, Class IO, 0.879%, 02/16/2062	64,584,185	3,888,084
Series 2021-10, Class IO, 0.986%, 05/16/2063	41,236,973	2,945,639
Series 2021-11, Class IO, 1.021%, 12/16/2062	64,053,711	4,542,715
Series 2021-203, Class IO, 0.869%, 07/16/2063	54,077,319	3,495,747
Series 2021-3, Class IO, 0.869%, 09/16/2062	74,996,621	4,732,534
Series 2021-40, Class IO, 0.821%, 02/16/2063	19,426,030	1,186,305
Series 2022-181, Class IO, 0.717%, 07/16/2064	20,350,193	1,308,670
Series 2022-21, Class IO, 0.784%, 10/16/2063	18,559,498	1,101,721
Series 2023-197, Class IO, 1.318%, 09/16/2065	13,231,700	1,171,255
		60,137,514
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $353,115,974)		$259,504,405
ASSET BACKED SECURITIES – 7.5%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (A)	4,942,230	4,871,067
AGL Core CLO, Ltd. Series 2024-31A, Class A (3 month CME Term SOFR + 1.400%) 6.725%, 07/20/2037 (A)(C)	5,442,000	5,444,803

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	$2,464,000	$2,269,365
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	4,198,000	4,289,657
AMSR Trust Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	5,614,000	4,918,058
APIDOS CLO XLVIII, Ltd. Series 2024-48A, Class A1 (3 month CME Term SOFR + 1.440%) 6.765%, 07/25/2037 (A)(C)	3,679,000	3,680,873
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (A)	1,342,000	1,387,471
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	2,068,381	1,854,574
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	8,808,800	8,168,598
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	5,559,000	5,533,255
Bain Capital Credit CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.520%) 6.846%, 07/15/2037 (A)(C)	3,426,000	3,449,126
Ballyrock CLO, Ltd. Series 2024-26A, Class A1A (3 month CME Term SOFR + 1.510%) 6.844%, 07/25/2037 (A)(C)	2,734,000	2,738,016
Battalion CLO XXV, Ltd. Series 2024-25A, Class A (3 month CME Term SOFR + 1.630%) 6.902%, 03/13/2037 (A)(C)	2,371,000	2,386,302
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	6,153,400	5,468,951
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (A)	1,698,620	1,635,454
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	7,612,560	7,531,133
CARS-DB8 LP 2024-2A, Class A2 5.250%, 05/15/2054 (A)	1,661,268	1,607,295
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	7,713,700	7,309,600
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	6,834,630	6,260,182
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	6,743,064	6,070,454
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	4,691,333	4,168,443
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	4,329,873	3,859,344
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	4,047,000	3,987,987
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	$6,638,000	$6,251,854
Series 2024-2A, Class A2 4.500%, 05/20/2049 (A)	6,239,000	5,780,784
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	10,204,000	9,470,556
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	7,833,000	7,103,409
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,754,375	2,614,847
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (A)	10,802,025	9,917,983
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	7,537,000	6,800,041
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (A)	9,219,520	8,820,664
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	2,664,000	2,427,001
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	5,659,950	5,023,277
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (A)	2,321,800	2,289,396
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	5,456,700	4,967,646
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	6,499,350	5,679,257
Series 2024-1A, Class A2 6.372%, 10/20/2054 (A)	7,244,000	7,244,000
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (A)	882,345	844,513
Elmwood CLO IV, Ltd. Series 2020-1A, Class AR (3 month CME Term SOFR + 1.460%) 6.783%, 04/18/2037 (A)(C)	4,059,000	4,081,174
FirstKey Homes Trust Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	8,099,000	7,423,453
Five Guys Holdings, Inc. Series 2023-1A, Class A2 7.549%, 01/26/2054 (A)	5,027,000	5,210,719
Ford Credit Auto Owner Trust Series 2023-2, Class A 5.280%, 02/15/2036 (A)	5,846,000	5,888,987
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,244,097
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/15/2031 (A)	7,413,000	7,426,572
GoldenTree Loan Management US CLO, Ltd. Series 2024-20A, Class A (3 month CME Term SOFR + 1.450%) 6.783%, 07/20/2037 (A)(C)	2,414,000	2,414,010
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	3,085,228	3,022,906
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	4,826,612	4,660,469

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	$6,407,000	$6,033,717
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (A)	5,233,000	4,824,719
Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	5,414,000	5,416,989
Magnetite XL, Ltd. Series 2024-40A, Class A1 (3 month CME Term SOFR + 1.450%) 6.782%, 07/15/2037 (A)(C)	3,851,000	3,853,646
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 6.560%, 04/20/2053 (A)	3,616,000	3,696,110
Series 2024-1A, Class A2 6.230%, 04/20/2054 (A)	5,456,000	5,511,021
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	7,124,429	6,726,339
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (A)	1,763,673	1,678,134
Series 2020-GA, Class A 1.170%, 09/16/2069 (A)	3,080,711	2,786,552
Series 2021-A, Class A 0.840%, 05/15/2069 (A)	3,796,646	3,354,417
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	2,743,874	2,413,978
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	9,003,540	8,053,353
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	4,264,833	3,750,165
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,540,349
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	3,933,000	3,389,555
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (A)	1,153,463	1,112,947
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	930,784	875,667
OHA Credit Partners XI, Ltd. Series 2015-11A, Class A1R2 (3 month CME Term SOFR + 1.460%) 6.785%, 04/20/2037 (A)(C)	2,828,000	2,837,737
Palmer Square CLO, Ltd. Series 2024-2A, Class A1 (3 month CME Term SOFR + 1.400%) 6.725%, 07/20/2037 (A)(C)	2,964,000	2,964,000
Progress Residential Trust
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (A)	3,244,000	2,958,167
Series 2024-SFR1, Class A 3.350%, 02/17/2041 (A)	5,041,000	4,637,754
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	7,117,000	6,854,556
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (A)	1,400,900	1,398,211
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SCF Equipment Leasing LLC (continued)
Series 2021-1A, Class B 1.370%, 08/20/2029 (A)	$5,189,000	$5,042,601
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	5,614,000	5,693,747
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	4,984,830	4,393,990
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,688,263	2,705,888
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (A)	6,291,263	6,120,658
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,660,436	1,463,771
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	5,211,565	5,189,373
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (A)	832,597	797,220
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,657,352	4,423,178
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	4,073,620	3,771,200
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,452,105	3,858,114
Subway Funding LLC
Series 2024-1A, Class A2I 6.028%, 07/30/2054 (A)	2,897,000	2,920,512
Series 2024-1A, Class A2II 6.268%, 07/30/2054 (A)	2,596,000	2,633,475
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	1,222,244	1,161,144
Switch ABS Issuer LLC Series 2024-2A, Class A2 5.436%, 06/25/2054 (A)	1,852,000	1,793,908
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (A)	8,981,033	8,165,443
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	6,426,063	5,823,859
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,781,153	3,284,292
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	5,706,788	5,049,117
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	8,026,488	7,184,390
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	5,032,234	4,424,546
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (A)	1,472,000	1,394,096
Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	4,913,000	4,363,083
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	1,685,336	1,598,118

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Verizon Master Trust Series 2024-5, Class A 5.000%, 06/21/2032 (A)	$10,877,000	$10,853,207
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (A)	5,414,432	4,816,326
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	6,406,982	5,584,276
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,546,920	1,404,229
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	10,760,140	9,792,986
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	4,232,320	3,753,284
TOTAL ASSET BACKED SECURITIES (Cost $475,223,580)		$449,625,737
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 5.2940% (E)(F)	1,594,553	15,940,424
TOTAL SHORT-TERM INVESTMENTS (Cost $15,941,485)		$15,940,424
Total Investments (Select Bond Trust) (Cost $6,330,800,159) – 99.4%		$5,912,937,801
Other assets and liabilities, net – 0.6%		36,783,783
TOTAL NET ASSETS – 100.0%		$5,949,721,584
Select Bond Trust (continued)
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,041,590,355 or 17.5% of the fund's net assets as of 6-30-24.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	502	Long	Sep 2024	$54,771,171	$55,212,156	$440,985
						$440,985

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 95.1%
U.S. Government – 49.9%
U.S. Treasury Notes
0.625%, 07/31/2026	$1,000,000	$919,922
0.875%, 06/30/2026	1,800,000	1,669,781
1.125%, 10/31/2026	2,500,000	2,307,129
3.500%, 01/31/2028	17,150,000	16,609,373
3.750%, 04/15/2026	4,744,000	4,659,127
4.000%, 02/29/2028 to 01/31/2029	22,288,000	21,945,286
4.125%, 02/15/2027 to 03/31/2029	11,690,000	11,557,811
4.250%, 01/31/2026	4,970,000	4,922,241
4.375%, 08/15/2026 to 12/15/2026	14,510,000	14,425,237
		79,015,907
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 45.2%
Federal Agricultural Mortgage Corp. 5.590%, 05/14/2029	$4,000,000	$3,985,141
Federal Farm Credit Bank
0.500%, 02/04/2026	5,000,000	4,671,056
0.680%, 01/13/2027	6,000,000	5,419,550
1.600%, 12/14/2026	2,000,000	1,853,841
3.370%, 12/08/2025	2,000,000	1,954,160
Federal Home Loan Bank
0.900%, 02/26/2027	2,000,000	1,812,965
1.000%, 03/23/2026	1,950,000	1,824,235
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,771,980
2.750%, 03/25/2027	2,600,000	2,469,322

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank (continued)
3.250%, 06/09/2025	$2,415,000	$2,368,718
3.500%, 05/19/2025	4,000,000	3,938,980
4.130%, 08/28/2025	2,500,000	2,471,488
5.000%, 09/14/2027	1,500,000	1,498,624
5.750%, 02/15/2029	2,000,000	1,997,951
Federal Home Loan Mortgage Corp.
0.800%, 10/27/2026	2,000,000	1,824,673
2.500%, 09/01/2034	1,298,379	1,186,088
3.000%, 07/01/2030 to 12/01/2032	1,281,213	1,225,834
3.500%, 04/01/2032	586,727	561,451
4.050%, 08/28/2025	2,000,000	1,978,239
4.250%, 08/25/2027	2,000,000	1,966,051
5.700%, 01/26/2029	3,000,000	2,994,214
5.750%, 04/23/2029	2,000,000	1,997,412
5.875%, 04/25/2029 to 05/15/2029	3,500,000	3,494,084
6.000%, 04/23/2029 to 03/01/2054	4,362,172	4,389,929
6.075%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (A)	240,705	245,225
7.000%, 04/01/2031 to 04/01/2032	191	198
Federal National Mortgage Association
2.500%, 10/01/2027 to 09/01/2034	1,446,506	1,332,939
3.000%, 03/01/2028 to 09/01/2034	3,465,759	3,314,058
3.500%, 07/01/2031 to 06/01/2034	2,384,017	2,277,119
5.750%, 05/15/2029	2,500,000	2,495,797
6.000%, 08/01/2053 to 11/01/2053	1,144,523	1,156,579
6.500%, 01/01/2039	191,495	199,932
7.000%, 12/01/2026 to 01/01/2029	396	406
8.000%, 09/01/2029 to 09/01/2030	512	527
		71,678,766
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $155,236,566)		$150,694,673
MUNICIPAL BONDS – 3.0%
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	979,776
City of New York, GO 1.990%, 10/01/2026	1,000,000	935,101
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	960,410
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	955,962
State of California, GO 2.375%, 10/01/2026	1,000,000	944,950
TOTAL MUNICIPAL BONDS (Cost $5,001,875)		$4,776,199
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Government National Mortgage Association
Series 2012-114, Class IO, 0.625%, 01/16/2053	831,722	12,899
Series 2017-109, Class IO, 0.230%, 04/16/2057	842,651	12,313
Series 2017-124, Class IO, 0.627%, 01/16/2059	703,082	24,221
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-140, Class IO, 0.486%, 02/16/2059	$626,819	$18,294
Series 2017-20, Class IO, 0.524%, 12/16/2058	1,534,248	36,614
Series 2017-41, Class IO, 0.570%, 07/16/2058	736,208	18,779
Series 2017-46, Class IO, 0.648%, 11/16/2057	1,130,036	42,107
Series 2017-61, Class IO, 0.701%, 05/16/2059	488,209	17,766
Series 2017-74, Class IO, 0.430%, 09/16/2058	1,252,712	23,862
Series 2017-89, Class IO, 0.491%, 07/16/2059	1,061,651	30,092
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,324,704	40,464
Series 2020-118, Class IO, 0.882%, 06/16/2062	1,341,554	83,070
Series 2020-119, Class IO, 0.606%, 08/16/2062	744,067	34,738
Series 2020-120, Class IO, 0.768%, 05/16/2062	1,974,237	115,216
Series 2020-137, Class IO, 0.796%, 09/16/2062	1,374,902	78,747
Series 2020-170, Class IO, 0.834%, 11/16/2062	1,514,011	96,187
Series 2021-40, Class IO, 0.821%, 02/16/2063	471,335	28,783
Series 2022-53, Class IO, 0.710%, 06/16/2064	1,679,534	81,699
		795,851
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,794,165)		$795,851
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 5.2940% (B)(C)	101,187	1,011,542
TOTAL SHORT-TERM INVESTMENTS (Cost $1,011,538)		$1,011,542
Total Investments (Short Term Government Income Trust) (Cost $164,044,144) – 99.2%		$157,278,265
Other assets and liabilities, net – 0.8%		1,233,628
TOTAL NET ASSETS – 100.0%		$158,511,893
Security Abbreviations and Legend
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 6-30-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	66	Long	Sep 2024	$6,985,801	$7,034,156	$48,355
						$48,355

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.0%
U.S. Government – 9.3%
U.S. Treasury Bonds
2.000%, 02/15/2050		$4,548,000	$2,762,022
2.375%, 02/15/2042		2,250,000	1,637,930
2.750%, 11/15/2042		995,000	762,535
3.000%, 02/15/2049 to 08/15/2052		6,935,000	5,248,042
3.625%, 02/15/2053		3,295,000	2,803,067
U.S. Treasury Notes
1.500%, 01/31/2027		3,402,000	3,148,445
1.875%, 02/15/2032		1,509,000	1,266,735
2.625%, 05/31/2027		1,015,000	962,585
2.750%, 08/15/2032		4,865,000	4,329,280
2.875%, 05/15/2032		8,795,000	7,924,086
3.500%, 02/15/2033		6,495,000	6,087,540
			36,932,267
U.S. Government Agency – 4.7%
Federal Home Loan Mortgage Corp.
4.500%, 07/01/2052 to 05/01/2053		6,962,955	6,617,648
5.000%, 08/01/2052 to 11/01/2052		2,592,081	2,530,119
Federal National Mortgage Association
4.500%, 07/01/2052 to 09/01/2052		5,336,992	5,075,583
5.000%, 09/01/2052 to 05/01/2054		4,672,718	4,542,709
			18,766,059
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $60,213,057)			$55,698,326
FOREIGN GOVERNMENT OBLIGATIONS – 22.9%
Australia – 1.8%
Airservices Australia 5.400%, 11/15/2028	AUD	890,000	601,595
New South Wales Treasury Corp.
1.500%, 02/20/2032		2,750,000	1,443,232
2.000%, 03/08/2033		765,000	404,158
Queensland Treasury Corp.
4.500%, 08/22/2035 (A)		945,000	590,660
5.250%, 07/21/2036 (A)		2,145,000	1,415,632
South Australian Government Financing Authority 4.750%, 05/24/2038		870,000	536,545
Treasury Corp. of Victoria
2.250%, 11/20/2034		795,000	404,302
4.250%, 12/20/2032		1,385,000	876,288
4.750%, 09/15/2036		1,255,000	787,967
			7,060,379
Austria – 0.2%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	785,000	837,657
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil – 1.3%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2027	BRL	29,080,000	$5,099,120
Canada – 2.7%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	855,000	631,777
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	411,505
Government of Canada
1.250%, 03/01/2025		2,310,000	1,652,552
1.500%, 09/01/2024		885,000	643,355
OMERS Finance Trust 4.750%, 03/26/2031 (A)		$465,000	463,700
Ontario Teachers' Finance Trust 2.000%, 04/16/2031 (A)		1,340,000	1,126,379
Province of Alberta 0.625%, 04/18/2025	EUR	670,000	701,333
Province of British Columbia 4.200%, 07/06/2033		$750,000	718,745
Province of Ontario
1.350%, 12/02/2030	CAD	2,750,000	1,720,114
3.100%, 01/31/2034	EUR	550,000	582,173
3.450%, 06/02/2045	CAD	1,060,000	674,338
Province of Quebec
0.200%, 04/07/2025	EUR	465,000	485,504
4.500%, 09/08/2033		$824,000	807,878
			10,619,353
China – 0.1%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	592,445
Finland – 0.5%
Kuntarahoitus OYJ 5.970%, (3 month NIBOR + 1.250%), 01/10/2025 (B)	NOK	7,000,000	659,850
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	1,380,000	1,472,232
			2,132,082
Germany – 0.3%
Federal Republic of Germany, Zero Coupon 0.000%, 02/15/2031 to 05/15/2035		1,325,000	1,151,462
India – 1.3%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$630,000	602,853
Republic of India
5.220%, 06/15/2025	INR	80,250,000	947,114
6.100%, 07/12/2031		33,840,000	383,218
6.450%, 10/07/2029		33,000,000	385,979
7.060%, 04/10/2028		45,750,000	547,752

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
India (continued)
Republic of India (continued)
7.100%, 04/18/2029	INR	46,920,000	$562,253
7.260%, 02/06/2033		60,230,000	731,008
7.270%, 04/08/2026		15,300,000	184,202
7.380%, 06/20/2027		62,940,000	760,525
			5,104,904
Indonesia – 3.2%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	915,096
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	221,658
2.150%, 07/18/2024 (A)		740,000	791,715
3.050%, 03/12/2051		$935,000	633,463
3.850%, 10/15/2030		405,000	376,115
5.125%, 04/15/2027	IDR	6,216,000,000	364,202
6.375%, 08/15/2028 to 04/15/2032		54,468,000,000	3,237,574
6.500%, 06/15/2025 to 02/15/2031		35,706,000,000	2,113,727
6.625%, 05/15/2033 to 02/15/2034		19,980,000,000	1,179,335
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	681,569
8.375%, 09/15/2026		12,897,000,000	815,915
8.750%, 05/15/2031		17,423,000,000	1,160,443
9.000%, 03/15/2029		6,709,000,000	442,325
			12,933,137
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	311,984
Italy – 0.2%
Republic of Italy 1.250%, 02/17/2026		$1,032,000	965,527
Malaysia – 1.2%
Government of Malaysia
3.733%, 06/15/2028	MYR	3,780,000	804,247
3.828%, 07/05/2034		1,965,000	414,874
3.844%, 04/15/2033		6,033,000	1,275,646
3.882%, 03/14/2025		2,055,000	437,445
3.899%, 11/16/2027		3,370,000	721,829
3.900%, 11/30/2026		1,805,000	386,667
4.498%, 04/15/2030		3,215,000	707,117
			4,747,825
Mexico – 1.1%
Government of Mexico
5.000%, 03/06/2025	MXN	39,431,000	2,074,896
7.750%, 05/29/2031		45,200,000	2,201,693
			4,276,589
Netherlands – 0.3%
BNG Bank NV 3.300%, 07/17/2028	AUD	1,775,000	1,121,566
New Zealand – 2.5%
Government of New Zealand
0.500%, 05/15/2026	NZD	1,360,000	763,649
2.750%, 04/15/2025		3,760,000	2,243,251
3.500%, 04/14/2033		4,015,000	2,236,412
4.250%, 05/15/2034		1,490,000	873,590
4.500%, 05/15/2035		1,525,000	907,750
New Zealand Local Government Funding Agency
2.250%, 05/15/2031		220,000	112,149
2.750%, 04/15/2025		1,500,000	893,588
3.000%, 05/15/2035		1,135,000	560,174
3.500%, 04/14/2033		1,316,000	707,002
4.700%, 08/01/2028	AUD	850,000	564,619
			9,862,184
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Norway – 1.2%
Kingdom of Norway
1.250%, 09/17/2031 (A)	NOK	11,450,000	$912,311
1.750%, 03/13/2025 (A)		10,505,000	965,817
2.125%, 05/18/2032 (A)		25,655,000	2,155,587
Kommunalbanken AS 4.250%, 07/16/2025	AUD	1,070,000	710,003
			4,743,718
Philippines – 1.8%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,441,466
2.625%, 08/12/2025	PHP	88,455,000	1,451,019
3.625%, 09/09/2025		32,845,000	543,417
6.125%, 08/22/2028		61,520,000	1,038,442
6.250%, 02/28/2029 to 01/14/2036		98,600,000	1,630,460
6.750%, 09/15/2032		49,410,000	850,088
8.000%, 09/30/2035		17,600,000	329,150
			7,284,042
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	663,888
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	200,000	140,449
3.375%, 09/01/2033		1,250,000	934,089
			1,074,538
South Korea – 1.9%
Republic of Korea
1.375%, 12/10/2029	KRW	2,029,580,000	1,336,295
2.125%, 06/10/2027		1,303,700,000	917,929
2.375%, 03/10/2027		4,490,430,000	3,189,824
3.125%, 09/10/2027		874,000,000	632,827
3.250%, 06/10/2033		1,308,000,000	944,952
4.250%, 12/10/2032		893,100,000	691,717
			7,713,544
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$720,000	572,544
United Kingdom – 0.6%
Government of the United Kingdom
0.250%, 01/31/2025	GBP	855,000	1,055,390
0.500%, 01/31/2029		300,000	323,382
3.250%, 01/31/2033		805,000	953,648
			2,332,420
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $97,870,864)			$91,200,908
CORPORATE BONDS – 42.4%
Communication services – 3.9%
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	487,462
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	187,983
5.125%, 07/01/2049		1,645,000	1,262,704
5.750%, 04/01/2048		790,000	660,477
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)		785,000	651,480
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	623,770
News Corp. 3.875%, 05/15/2029 (A)		1,890,000	1,739,743
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,660,000	1,417,833

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc.
2.625%, 02/15/2029		$690,000	$618,014
2.875%, 02/15/2031		400,000	346,884
3.375%, 04/15/2029		470,000	434,033
3.500%, 04/15/2031		950,000	853,495
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	593,673
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	568,117
5.500%, 05/15/2029 (A)		1,161,000	1,061,329
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	920,000	867,042
4.250%, 01/31/2031 (A)		$1,685,000	1,398,344
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,646,584
			15,418,967
Consumer discretionary – 4.7%
Carnival Corp. 5.750%, 01/15/2030 (A)	EUR	470,000	519,514
Duke University 3.299%, 10/01/2046		$781,000	583,978
Ford Motor Company 3.250%, 02/12/2032		2,775,000	2,293,353
Ford Motor Credit Company LLC
2.900%, 02/16/2028		360,000	325,632
3.625%, 06/17/2031		1,326,000	1,142,935
4.000%, 11/13/2030		255,000	227,642
5.625%, 10/09/2028	GBP	310,000	392,063
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		$485,000	419,710
4.875%, 01/15/2030		1,105,000	1,060,551
Hyatt Hotels Corp. 5.750%, 04/23/2030		1,104,000	1,122,735
Massachusetts Institute of Technology 2.989%, 07/01/2050		465,000	326,799
MGM Resorts International 4.750%, 10/15/2028		105,000	99,966
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,918,000	1,741,350
3.875%, 01/15/2028 (A)		970,000	908,497
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (A)		210,000	151,021
5.875%, 09/01/2031 (A)		503,000	342,081
President and Fellows of Harvard College 2.517%, 10/15/2050		1,020,000	644,603
Royal Caribbean Cruises, Ltd. 5.500%, 04/01/2028 (A)		1,235,000	1,219,246
Travel + Leisure Company 4.500%, 12/01/2029 (A)		895,000	824,571
Yum! Brands, Inc.
3.625%, 03/15/2031		2,320,000	2,047,504
4.625%, 01/31/2032		875,000	804,722
4.750%, 01/15/2030 (A)		1,773,000	1,688,714
			18,887,187
Consumer staples – 2.8%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	633,869
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		1,375,000	1,339,887
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,485,000	1,460,151
JBS USA LUX SA
3.625%, 01/15/2032		1,070,000	923,708
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
JBS USA LUX SA (continued)
5.750%, 04/01/2033		$534,000	$532,724
Kraft Heinz Foods Company
4.375%, 06/01/2046		1,445,000	1,175,186
6.875%, 01/26/2039		735,000	816,239
7.125%, 08/01/2039 (A)		975,000	1,097,994
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	1,001,511
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	205,132
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	461,619
5.500%, 12/15/2029 (A)		285,000	275,000
5.625%, 01/15/2028 (A)		1,445,000	1,422,597
			11,345,617
Energy – 7.0%
Aker BP ASA 3.750%, 01/15/2030 (A)		955,000	874,611
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	359,093
5.250%, 06/15/2037		$73,000	69,754
5.400%, 06/15/2047		462,000	425,228
6.750%, 11/15/2039		2,341,000	2,525,909
Cheniere Energy Partners LP 4.000%, 03/01/2031		2,067,000	1,879,732
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		1,000,000	1,070,950
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		240,000	245,260
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,936,000	1,563,372
5.750%, 01/15/2031 (A)		1,240,000	1,219,260
Enbridge, Inc.
3.125%, 11/15/2029		982,000	886,657
7.200%, (7.200% to 6-27-34, then 5 Year CMT + 2.970%), 06/27/2054		805,000	809,846
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		1,110,000	1,196,616
Energy Transfer LP 8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054		1,010,000	1,056,451
EQT Corp.
3.625%, 05/15/2031 (A)		1,860,000	1,640,877
5.750%, 02/01/2034		445,000	441,096
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	222,925
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		907,967	804,805
Occidental Petroleum Corp.
6.125%, 01/01/2031		955,000	977,471
6.450%, 09/15/2036		140,000	146,230
6.625%, 09/01/2030		1,340,000	1,405,286
7.500%, 05/01/2031		565,000	623,326
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,810,000	1,883,581
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	226,950
3.650%, 07/30/2029 (A)		295,000	273,996
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (A)		505,000	493,380
QatarEnergy
2.250%, 07/12/2031 (A)		935,000	780,823

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
QatarEnergy (continued)
3.300%, 07/12/2051 (A)		$575,000	$402,500
Southwestern Energy Company 5.700%, 01/23/2025		17,000	16,947
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	72,513
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,705,000	1,608,693
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	72,185
Var Energi ASA 7.500%, 01/15/2028 (A)		680,000	715,094
Western Midstream Operating LP 4.300%, 02/01/2030		1,180,000	1,097,457
			28,088,874
Financials – 7.6%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2058		1,700,000	1,876,494
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	364,042
Bank of Montreal 7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,595,000	1,182,157
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	540,117
European Investment Bank
0.250%, 01/20/2032	EUR	1,380,000	1,212,452
1.250%, 02/17/2027	NOK	8,400,000	730,653
Fidelity National Information Services, Inc. 1.000%, 12/03/2028	EUR	425,000	406,099
Five Star Bancorp 6.000%, (6.000% to 9-1-27, then Overnight SOFR + 3.290%), 09/01/2032 (A)		$290,000	246,025
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	376,786
2.750%, 10/30/2025		500,000	325,634
4.600%, 03/01/2029	CAD	650,000	490,694
4.700%, 10/03/2030	AUD	1,055,000	699,439
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,940,000	1,749,664
1.250%, 03/16/2026	NOK	2,920,000	259,745
1.800%, 01/19/2027	CAD	625,000	432,632
1.900%, 01/16/2025		1,065,000	767,107
4.250%, 09/18/2030		505,000	377,182
5.000%, 06/22/2026	NZD	1,905,000	1,157,950
International Development Association 1.750%, 02/17/2027	NOK	2,750,000	241,585
International Finance Corp.
0.375%, 09/10/2025	NZD	1,805,000	1,036,744
4.600%, 10/19/2028	AUD	895,000	596,144
KfW 2.875%, 02/17/2027	NOK	2,280,000	207,033
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	322,192
3.625%, 09/01/2030 to 11/01/2031 (A)		2,874,000	2,552,878
3.875%, 02/15/2031 (A)		765,000	689,027
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Bank of Canada 5.600%, (5.600% to 7-2-26, then Overnight SOFR + 1.036%), 07/02/2027		$710,000	$709,803
Nordic Investment Bank
3.000%, 08/23/2027	NOK	5,180,000	470,297
4.000%, 11/04/2026		2,000,000	185,965
Popular, Inc. 7.250%, 03/13/2028		$750,000	770,048
Provident Financial Services, Inc. 9.000%, (9.000% to 5-15-29, then 3 month CME Term SOFR + 4.765%), 05/15/2034		615,000	618,295
Royal Bank of Canada
4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (C)	CAD	615,000	374,992
7.500%, (7.500% to 5-2-29, then 5 Year CMT + 2.887%), 05/02/2084		$1,800,000	1,856,363
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	744,500
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$1,285,000	1,346,214
The Goldman Sachs Group, Inc.
0.250%, 01/26/2028	EUR	275,000	263,662
2.000%, 11/01/2028		513,000	516,046
The Toronto-Dominion Bank
2.667%, 09/09/2025	CAD	1,422,000	1,013,138
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$1,415,000	1,466,452
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (C)		637,000	576,149
Webster Financial Corp. 3.875%, (3.875% to 11-1-25, then 3 month CME Term SOFR + 3.690%), 11/01/2030		715,000	654,637
			30,407,036
Health care – 3.0%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	297,753
Centene Corp.
2.500%, 03/01/2031		$905,000	742,716
3.000%, 10/15/2030		1,795,000	1,534,849
3.375%, 02/15/2030		1,765,000	1,566,638
4.625%, 12/15/2029		260,000	245,915
HCA, Inc.
3.500%, 09/01/2030		4,798,000	4,327,972
5.600%, 04/01/2034		1,560,000	1,550,594
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		587,000	529,560
4.950%, 01/17/2028 (A)		310,000	294,066
Thermo Fisher Scientific, Inc. 0.500%, 03/01/2028	EUR	850,000	821,827
			11,911,890
Industrials – 4.2%
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (C)		$755,000	682,492
Airbus SE 1.625%, 06/09/2030	EUR	255,000	245,472
American Airlines, Inc. 5.750%, 04/20/2029 (A)		$1,960,000	1,906,823

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
DAE Funding LLC 3.375%, 03/20/2028 (A)		$640,000	$587,925
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		344,825	313,161
Delta Air Lines, Inc.
4.750%, 10/20/2028 (A)		3,217,000	3,133,061
7.375%, 01/15/2026		165,000	168,302
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	580,073
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	233,113
The Boeing Company
5.150%, 05/01/2030		$2,425,000	2,328,694
5.805%, 05/01/2050		850,000	766,020
TransDigm, Inc. 7.125%, 12/01/2031 (A)		1,964,000	2,023,660
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		500,000	504,337
United Airlines, Inc. 4.625%, 04/15/2029 (A)		565,000	526,190
United Rentals North America, Inc.
3.875%, 02/15/2031		1,340,000	1,195,489
4.000%, 07/15/2030		870,000	786,758
6.000%, 12/15/2029 (A)		670,000	672,961
			16,654,531
Information technology – 0.4%
CDW LLC 3.569%, 12/01/2031		164,000	143,239
Dell International LLC 8.350%, 07/15/2046		541,000	684,140
Gartner, Inc. 3.750%, 10/01/2030 (A)		690,000	618,819
			1,446,198
Materials – 3.8%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		960,000	843,455
Ball Corp.
2.875%, 08/15/2030		2,670,000	2,268,237
6.875%, 03/15/2028		1,120,000	1,149,535
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	580,457
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	481,974
5.875%, 01/31/2050 (A)		585,000	432,195
Cemex SAB de CV 3.875%, 07/11/2031 (A)		1,185,000	1,044,768
Cleveland-Cliffs, Inc.
4.875%, 03/01/2031 (A)		467,000	411,776
6.750%, 04/15/2030 (A)		1,880,000	1,860,042
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		625,000	525,908
6.440%, 01/26/2036 (A)		602,000	621,458
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	134,116
4.625%, 08/01/2030		490,000	471,386
5.400%, 11/14/2034		495,000	486,868
5.450%, 03/15/2043		2,405,000	2,284,339
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,290,000	1,276,625
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	404,479
			15,277,618
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 2.3%
American Tower Corp. 0.500%, 01/15/2028	EUR	270,000	$258,059
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	732,894
Boston Properties LP 2.750%, 10/01/2026		134,000	125,039
Host Hotels & Resorts LP
3.375%, 12/15/2029		950,000	847,692
3.500%, 09/15/2030		240,000	212,081
SBA Communications Corp.
3.125%, 02/01/2029		1,305,000	1,163,469
3.875%, 02/15/2027		2,400,000	2,287,268
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	969,541
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	813,970
4.625%, 12/01/2029 (A)		785,000	742,904
5.125%, 05/15/2032		925,000	881,280
			9,034,197
Utilities – 2.7%
American Electric Power Company, Inc. 6.950%, (6.950% to 12-15-34, then 5 Year CMT + 2.675%), 12/15/2054		1,610,000	1,601,614
Brazos Securitization LLC
5.014%, 09/01/2031 (A)		804,324	796,764
5.413%, 09/01/2050 (A)		1,060,000	1,058,812
Dominion Energy, Inc.
6.875%, (6.875% to 2-1-30, then 5 Year CMT + 2.386%), 02/01/2055		200,000	204,170
7.000%, (7.000% to 6-1-34, then 5 Year CMT + 2.511%), 06/01/2054		885,000	920,811
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,303,267
E.ON SE 0.625%, 11/07/2031	EUR	580,000	508,164
EDP Finance BV 1.875%, 09/21/2029		100,000	98,261
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$1,615,000	1,602,796
EUSHI Finance, Inc. 7.625%, (7.625% to 12-15-29, then 5 Year CMT + 3.136%), 12/15/2054 (A)		455,000	456,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,388,062
The AES Corp.
3.950%, 07/15/2030 (A)		160,000	146,293
7.600%, (7.600% to 1-15-30, then 5 Year CMT + 3.201%), 01/15/2055		575,000	582,109
United Electric Securitization LLC 5.109%, 06/01/2031 (A)		151,232	149,440
			10,817,313
TOTAL CORPORATE BONDS (Cost $180,349,837)			$169,289,428
CONVERTIBLE BONDS – 3.2%
Communication services – 0.7%
Liberty Broadband Corp. 3.125%, 03/31/2053 (A)		2,135,000	2,042,443
Liberty Media Corp. 2.375%, 09/30/2053 (A)		530,000	566,835
			2,609,278

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Consumer discretionary – 0.4%
Burlington Stores, Inc. 1.250%, 12/15/2027 (A)	$730,000	$952,285
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027	755,000	687,050
		1,639,335
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025	665,000	696,087
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,442,709
Southwest Airlines Company 1.250%, 05/01/2025	1,100,000	1,101,100
Uber Technologies, Inc. 0.875%, 12/01/2028 (A)	901,000	1,071,289
		4,311,185
Utilities – 1.0%
American Water Capital Corp. 3.625%, 06/15/2026 (A)	1,005,000	985,905
CenterPoint Energy, Inc. 4.250%, 08/15/2026 (A)	1,310,000	1,316,723
PNM Resources, Inc. 5.750%, 06/01/2054 (A)	735,000	717,728
The Southern Company 4.500%, 06/15/2027 (A)	1,070,000	1,084,445
		4,104,801
TOTAL CONVERTIBLE BONDS (Cost $13,209,978)		$12,664,599
MUNICIPAL BONDS – 3.1%
Arlington Higher Education Finance Corp. (Texas) 4.000%, 02/15/2049	35,000	33,483
Board of Regents of the University of Texas System 2.439%, 08/15/2049	1,210,000	744,940
Bowling Green City School District (Ohio) 4.125%, 10/01/2053	95,000	92,092
City of Charlotte Airport Revenue (North Carolina) 4.000%, 07/01/2051	40,000	38,884
City of Florence Combined Waterworks & Sewerage System Revenue (South Carolina) 3.000%, 09/01/2038	45,000	40,263
City of Jersey Village (Texas) 4.000%, 03/15/2049	65,000	61,232
City of Norfolk (Virginia) 1.804%, 10/01/2031	410,000	339,025
Commonwealth of Massachusetts 2.900%, 09/01/2049	980,000	680,996
Corp. ForGreer (South Carolina) 4.250%, 09/01/2054	240,000	238,895
County of Durham (North Carolina) 5.000%, 06/01/2042	230,000	259,602
County of Nassau (New York) 4.000%, 04/01/2051	100,000	98,794
Fayetteville School District No. 1 (Arkansas) 4.000%, 02/01/2041 (D)	70,000	69,639
Fort Mill Public Facilities Corp. (South Carolina) 4.000%, 08/01/2044	15,000	14,773
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Greenwood Independent School District (Texas) 4.000%, 02/15/2054	$105,000	$98,717
Hardin County School District Finance Corp. (Kentucky) 4.000%, 02/01/2044	70,000	67,947
Lee County School Board (Florida) 4.000%, 08/01/2046	30,000	28,891
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198%, 12/01/2039	730,000	733,059
Massachusetts Development Finance Agency 5.000%, 09/01/2059	340,000	353,518
Massachusetts Educational Financing Authority 5.950%, 07/01/2044	870,000	846,031
Massachusetts Educational Financing Authority 6.069%, 07/01/2033	715,000	724,157
Massachusetts School Building Authority 2.950%, 05/15/2043	370,000	278,394
Massachusetts Water Resources Authority 3.124%, 08/01/2039	775,000	624,944
Metropolitan Washington Airports Authority Aviation Revenue 5.250%, 10/01/2053	120,000	127,692
Midland County Hospital District (Texas) 4.125%, 05/15/2049	30,000	28,640
Needville Independent School District (Texas) 4.000%, 08/15/2054	125,000	117,459
New Hampshire Business Finance Authority 6.890%, 04/01/2034 (A)	490,000	501,721
New Jersey Infrastructure Bank 3.000%, 09/01/2037	70,000	64,558
Northeast Metropolitan Regional Vocational School District (Massachusetts) 4.000%, 05/15/2053	225,000	217,178
Ohio Higher Educational Facility Commission 4.000%, 07/01/2044	230,000	222,906
Oklahoma State University 4.000%, 09/01/2043	5,000	4,966
Oregon Health & Science University 4.000%, 07/01/2051	15,000	14,278
Oregon State University 4.000%, 04/01/2044	85,000	83,951
Rhode Island Health and Educational Building Corp. 4.000%, 09/15/2047	20,000	18,934
Rhode Island Health and Educational Building Corp. 5.000%, 05/15/2046	135,000	146,749
Sacramento City Unified School District (California) 4.000%, 08/01/2054	105,000	101,418
South Carolina Jobs-Economic Development Authority 4.000%, 04/01/2052	50,000	49,003
South Carolina Public Service Authority 5.740%, 01/01/2030	245,000	249,667

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
State Board of Administration Finance Corp. (Florida) 2.154%, 07/01/2030	$333,000	$282,153
State Board of Administration Finance Corp. (Florida) 5.526%, 07/01/2034	890,000	895,426
State of Texas 5.235%, 10/01/2043	930,000	930,184
Temple Independent School District (Texas) 4.000%, 02/01/2049	15,000	14,406
Town of Maynard (Massachusetts) 4.000%, 04/15/2054	270,000	260,060
University of Nebraska Facilities Corp. 3.037%, 10/01/2049	335,000	243,169
University of Virginia 2.256%, 09/01/2050	1,930,000	1,150,811
Virginia Commonwealth University Health System Authority 4.000%, 07/01/2054	350,000	333,177
TOTAL MUNICIPAL BONDS (Cost $12,704,826)		$12,526,782
TERM LOANS (E) – 2.3%
Consumer discretionary – 1.0%
Carnival Corp., 2024 Term Loan B1 (1 month CME Term SOFR + 2.750%) 8.094%, 10/18/2028	525,000	525,656
Carnival Corp., 2024 Term Loan B2 (1 month CME Term SOFR + 2.750%) 8.094%, 08/08/2027	564,000	565,765
New Red Finance, Inc., 2024 Term Loan B5 09/20/2030 TBD (F)	162,000	161,418
New Red Finance, Inc., 2024 Term Loan B6 (1 month CME Term SOFR + 1.750%) 7.093%, 09/20/2030	2,198,419	2,190,526
Travel + Leisure Company, 2023 Term Loan B 12/14/2029 TBD (F)	375,000	375,938
		3,819,303
Health care – 0.1%
Medline Borrower LP, 2024 Term Loan B 10/23/2028 TBD (F)	470,000	470,000
Industrials – 1.2%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%) 10.336%, 04/20/2028	484,000	499,377
AECOM, 2024 Term Loan B (1 month CME Term SOFR + 1.875%) 7.219%, 04/17/2031	1,415,000	1,422,372
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.744%, 06/21/2027	649,000	661,610
TransDigm, Inc., 2023 Term Loan J 02/28/2031 TBD (F)	425,000	425,850
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 8.085%, 03/22/2030	154,613	154,860
United Airlines, Inc., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.094%, 02/22/2031	1,127,175	1,128,178
United Rentals North America, Inc., 2024 Term Loan B 02/14/2031 TBD (F)	568,575	573,016
		4,865,263
TOTAL TERM LOANS (Cost $9,174,162)		$9,154,566
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.0%
Commercial and residential – 2.9%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(G)	$206,304	$196,243
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 7.648%, 05/15/2039 (A)(B)	300,000	299,344
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 6.364%, 12/15/2038 (A)(B)	1,140,000	1,127,181
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.143%, 09/15/2036 (A)(B)	735,000	725,819
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 6.720%, 03/15/2041 (A)(B)	839,110	834,390
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	588,437
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%), 7.494%, 08/15/2039 (A)(B)	783,420	783,662
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%), 7.993%, 08/15/2041 (A)(B)	473,008	473,304
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 8.968%, 02/15/2041 (A)(B)	545,000	540,411
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) 6.696%, 12/15/2037 (A)(B)	364,300	364,695
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 6.015%, 10/12/2040 (A)(G)	470,000	470,505
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(G)	309,739	307,032
Credit Suisse Mortgage Capital Certificates Series 2019-NQM1, Class A1 3.656%, 10/25/2059 (A)	50,240	48,842
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	346,305	342,645
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)	2,930,554	49,771
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	2,960,010	39,553
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,199,796	41,181
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 8.615%, 08/15/2039 (A)(B)	640,000	641,196
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.624%, 05/15/2039 (A)(B)	1,155,000	1,134,427

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Life Mortgage Trust (continued)
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 7.123%, 05/15/2039 (A)(B)	$1,090,000	$1,061,394
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.255%, 11/25/2034 (G)	61,858	61,426
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/10/2040 (A)	300,000	293,136
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	260,270	257,329
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	703,392	692,701
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter), 5.712%, 01/25/2069 (A)	200,122	198,829
		11,573,453
U.S. Government Agency – 3.1%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%), 7.335%, 04/25/2042 (A)(B)	454,002	460,776
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 7.535%, 05/25/2042 (A)(B)	542,170	551,449
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 8.685%, 05/25/2042 (A)(B)	1,165,000	1,223,065
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 7.485%, 09/25/2042 (A)(B)	503,203	510,053
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 7.835%, 03/25/2052 (A)(B)	705,380	717,797
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.835%, 03/25/2042 (A)(B)	365,000	383,583
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.885%, 08/25/2042 (A)(B)	540,000	570,191
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 7.335%, 03/25/2044 (A)(B)	1,715,000	1,723,601
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 11.535%, 11/25/2041 (A)(B)	285,000	301,685
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%), 6.335%, 12/25/2041 (A)(B)	154,424	154,592
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%), 7.435%, 03/25/2042 (A)(B)	263,788	268,230
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%), 7.335%, 03/25/2042 (A)(B)	392,774	399,525
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 8.335%, 04/25/2042 (A)(B)	1,420,000	1,470,190
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%), 8.085%, 05/25/2042 (A)(B)	$274,237	$281,919
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 7.835%, 09/25/2042 (A)(B)	522,922	533,283
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 7.735%, 12/25/2042 (A)(B)	422,448	434,906
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 9.235%, 04/25/2043 (A)(B)	695,000	744,031
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 8.035%, 07/25/2043 (A)(B)	450,000	470,185
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 6.435%, 02/25/2044 (A)(B)	1,250,338	1,250,992
		12,450,053
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,654,505)		$24,023,506
ASSET BACKED SECURITIES – 1.8%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	488,298
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	776,288	751,423
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	839,388	822,986
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	502,644	476,065
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	324,207	300,583
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	70,336	70,212
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	605,000	603,565
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,689,375	1,656,772
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2 5.169%, 04/01/2041	1,154,000	1,156,041
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	720,000	716,104
TOTAL ASSET BACKED SECURITIES (Cost $7,126,001)		$7,042,049
PREFERRED SECURITIES – 1.0%
Financials – 0.2%
Bank of Hawaii Corp., 8.000%	33,075	845,066
Citizens Financial Group, Inc., 7.375% (H)	250	6,613

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
First Horizon Corp., 4.700%	4,450	$75,962
Huntington Bancshares, Inc., 4.500%	99	1,769
		929,410
Utilities – 0.8%
NextEra Energy, Inc., 6.926% (H)	47,060	1,952,519
NextEra Energy, Inc., 7.299%	19,850	982,377
		2,934,896
TOTAL PREFERRED SECURITIES (Cost $4,100,970)		$3,864,306
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 5.2940% (I)(J)	1,019,557	10,192,309
TOTAL SHORT-TERM INVESTMENTS (Cost $10,192,390)		$10,192,309
Total Investments (Strategic Income Opportunities Trust) (Cost $418,596,590) – 99.3%		$395,656,779
Other assets and liabilities, net – 0.7%		2,912,746
TOTAL NET ASSETS – 100.0%		$398,569,525
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
Strategic Income Opportunities Trust (continued)
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $120,463,906 or 30.2% of the fund's net assets as of 6-30-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	All or a portion of this security is on loan as of 6-30-24.
(I)	The rate shown is the annualized seven-day yield as of 6-30-24.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,558,775.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	21	Long	Sep 2024	$2,933,374	$2,960,130	$26,756
10-Year U.S. Treasury Note Futures	197	Short	Sep 2024	(21,544,168)	(21,666,922)	(122,754)
Euro-BTP Italian Government Bond Futures	25	Short	Sep 2024	(3,123,937)	(3,086,747)	37,190
U.S. Treasury Long Bond Futures	52	Short	Sep 2024	(6,080,258)	(6,152,250)	(71,992)
						$(130,800)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	3,445,834	NZD	3,739,292	BNY	9/18/2024	$25,738	—
AUD	13,762,332	NZD	14,858,302	CIBC	9/18/2024	149,134	—
CAD	344,000	JPY	39,114,864	CIBC	9/18/2024	5,915	—
CAD	3,298,031	USD	2,400,314	GSI	9/18/2024	14,850	—
CAD	944,562	USD	690,000	HUS	9/18/2024	1,707	—
CAD	2,613,823	USD	1,909,830	RBC	9/18/2024	4,284	—
EUR	5,166,250	NOK	59,019,481	BARC	9/18/2024	15,099	—
EUR	826,913	NOK	9,508,024	CIBC	9/18/2024	—	$(3,339)
EUR	3,444,167	NOK	39,437,806	CITI	9/18/2024	1,482	—
EUR	3,375,908	NOK	38,766,059	JPM	9/18/2024	—	(8,856)
The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	1,722,083	NOK	19,516,370	MSCS	9/18/2024	$19,747	—
EUR	3,444,167	NOK	39,347,882	RBC	9/18/2024	9,921	—
EUR	294,718	USD	316,817	CITI	9/18/2024	—	$(12)
JPY	38,895,106	CAD	344,000	SSB	9/18/2024	—	(7,298)
JPY	271,471,316	USD	1,721,667	CIBC	9/18/2024	—	(14,356)
JPY	269,757,964	USD	1,721,667	JPM	9/18/2024	—	(25,132)
JPY	266,631,430	USD	1,719,500	SSB	9/18/2024	—	(42,628)
JPY	274,106,895	USD	1,721,667	UBS	9/18/2024	2,224	—
MXN	32,446,220	USD	1,721,667	BARC	9/18/2024	30,657	—
MXN	66,727,663	USD	3,514,950	GSI	9/18/2024	88,811	—
MXN	12,776,907	USD	683,531	MSCS	9/18/2024	6,511	—
NOK	19,549,262	EUR	1,722,083	BARC	9/18/2024	—	(16,659)
NOK	39,367,853	EUR	3,444,375	CIBC	9/18/2024	—	(8,270)
NOK	31,485,268	EUR	2,764,829	GSI	9/18/2024	—	(17,490)
NOK	19,609,793	EUR	1,722,083	HUS	9/18/2024	—	(10,979)
NOK	11,906,478	EUR	1,042,746	JPM	9/18/2024	—	(3,602)
NOK	39,378,692	EUR	3,444,166	MSCS	9/18/2024	—	(7,029)
NOK	51,137,636	EUR	4,486,704	RBC	9/18/2024	—	(24,251)
NOK	78,507,118	EUR	6,888,333	UBS	9/18/2024	—	(37,542)
NOK	3,445,000	SEK	3,363,939	UBS	9/18/2024	4,637	—
NZD	1,874,023	AUD	1,722,917	ANZ	9/18/2024	—	(10,203)
NZD	1,873,401	AUD	1,720,292	BNY	9/18/2024	—	(8,828)
NZD	5,596,117	AUD	5,163,500	CIBC	9/18/2024	—	(42,902)
NZD	3,751,560	AUD	3,440,583	CITI	9/18/2024	—	(14,757)
NZD	5,595,241	AUD	5,160,875	RBC	9/18/2024	—	(41,687)
SEK	3,387,572	NOK	3,445,000	UBS	9/18/2024	—	(2,398)
SGD	3,124,576	USD	2,311,094	GSI	9/18/2024	1,575	—
SGD	6,248,597	USD	4,622,188	HUS	9/18/2024	2,740	—
SGD	6,255,784	USD	4,622,188	UBS	9/18/2024	8,060	—
USD	156,790	AUD	235,757	UBS	9/18/2024	—	(798)
USD	1,418,402	CAD	1,933,382	CIBC	9/18/2024	2,578	—
USD	1,681,561	CAD	2,296,878	CITI	9/18/2024	—	(454)
USD	720,669	CAD	984,306	MSCS	9/18/2024	—	(143)
USD	3,376,111	CAD	4,608,676	RBC	9/18/2024	1,156	—
USD	12,980,579	EUR	11,972,806	CITI	9/18/2024	110,476	—
USD	3,939,386	GBP	3,087,085	MSCS	9/18/2024	34,779	—
USD	1,722,039	MXN	32,159,087	BARC	9/18/2024	—	(14,776)
USD	692,502	MXN	12,709,253	CITI	9/18/2024	6,113	—
USD	604,722	MXN	11,089,882	GSI	9/18/2024	5,791	—
USD	697,757	MXN	12,888,610	JPM	9/18/2024	1,681	—
USD	4,897,964	MXN	90,533,723	SSB	9/18/2024	8,509	—
USD	4,010,134	NOK	42,688,936	BARC	9/18/2024	4,245	—
USD	11,279,063	NZD	18,245,744	ANZ	9/18/2024	165,681	—
USD	11,295,312	NZD	18,272,030	SSB	9/18/2024	165,914	—
USD	19,356,726	SGD	26,028,699	HUS	9/18/2024	91,463	—
USD	2,266,762	SGD	3,034,109	MSCS	9/18/2024	21,052	—
						$1,012,530	$(364,389)
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 70.8%
U.S. Government – 43.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$3,965,000
2.000%, 11/15/2041 to 08/15/2051	19,000,000	12,017,382
2.250%, 08/15/2049	2,000,000	1,292,656
2.750%, 08/15/2047	3,000,000	2,185,313
2.875%, 05/15/2049	1,500,000	1,108,008
3.000%, 02/15/2047 to 08/15/2052	23,635,000	18,022,706
3.375%, 08/15/2042	8,000,000	6,756,875
3.625%, 02/15/2053 to 05/15/2053	10,000,000	8,508,399
3.875%, 02/15/2043 to 05/15/2043	9,000,000	8,126,953
4.000%, 11/15/2052	6,000,000	5,466,094
4.125%, 08/15/2053	1,725,000	1,606,339
4.250%, 05/15/2039 to 02/15/2054	11,270,000	10,840,377
4.375%, 05/15/2041	1,830,000	1,794,615
4.500%, 02/15/2044	1,910,000	1,873,591
4.625%, 02/15/2040 to 05/15/2054	7,000,000	7,091,719
4.750%, 02/15/2041 to 11/15/2053	3,410,000	3,511,651
U.S. Treasury Notes
0.250%, 10/31/2025	3,300,000	3,101,355
0.375%, 07/31/2027	1,800,000	1,587,656
0.500%, 10/31/2027	12,000,000	10,533,281
0.625%, 03/31/2027	1,000,000	899,531
0.750%, 03/31/2026	4,000,000	3,730,312
0.875%, 09/30/2026	5,000,000	4,601,758
1.375%, 08/31/2026 to 11/15/2031	6,000,000	5,237,227
1.500%, 01/31/2027	30,000,000	27,764,064
1.750%, 01/31/2029	29,000,000	25,857,578
2.125%, 05/31/2026	2,000,000	1,904,531
2.250%, 11/15/2027	20,595,000	19,158,177
2.375%, 05/15/2029	5,000,000	4,566,016
2.750%, 08/15/2032	5,000,000	4,449,414
2.875%, 05/15/2028 to 05/15/2032	11,800,000	10,929,024
3.000%, 10/31/2025	2,000,000	1,949,453
3.125%, 08/31/2027	4,000,000	3,837,500
3.500%, 04/30/2030	2,500,000	2,390,234
3.625%, 05/15/2026	4,000,000	3,918,438
3.750%, 12/31/2028	9,800,000	9,549,641
3.875%, 09/30/2029	10,000,000	9,771,484
4.000%, 01/31/2029 to 10/31/2029	19,245,000	18,925,956
4.125%, 09/30/2027 to 11/15/2032	31,000,000	30,609,336
4.250%, 10/15/2025	10,000,000	9,906,250
4.375%, 11/30/2028 to 05/15/2034	9,245,000	9,244,025
4.500%, 11/15/2025 to 11/15/2033	76,345,000	76,529,260
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
4.625%, 02/28/2026 to 05/31/2031	$22,550,000	$22,807,142
		417,926,321
U.S. Government Agency – 26.9%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	1,839,769
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	5,680,732	4,437,555
2.000%, 07/01/2035 to 05/01/2051	5,595,833	4,459,798
2.500%, 04/01/2031 to 04/01/2052	10,970,477	9,103,992
3.000%, 07/01/2032 to 03/01/2052	9,682,083	8,456,858
3.500%, 12/01/2025 to 07/01/2052	7,530,115	6,763,168
4.000%, 09/01/2040 to 09/01/2047	958,239	897,687
4.500%, 07/01/2029 to 07/01/2052	5,552,421	5,296,499
5.000%, 07/01/2035 to 07/01/2053	2,623,581	2,548,119
5.500%, 04/01/2027 to 09/01/2053	5,579,373	5,523,975
6.000%, 10/01/2036 to 02/01/2054	5,934,806	5,994,132
6.091%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.842%), 08/01/2037 (A)	236,755	242,645
6.250%, 07/15/2032	450,000	503,602
6.500%, 08/01/2037 to 09/01/2053	1,897,394	1,950,313
6.750%, 09/15/2029	1,200,000	1,329,058
7.000%, 04/01/2029 to 04/01/2032	6,339	6,554
7.500%, 09/01/2030 to 03/01/2032	3,560	3,753
8.000%, 02/01/2030	252	258
Federal National Mortgage Association
0.500%, 06/17/2025	3,000,000	2,869,920
1.500%, 11/01/2036 to 02/01/2051	6,047,227	5,006,108
2.000%, 02/01/2035 to 02/01/2052	57,400,020	46,397,609
2.125%, 04/24/2026	2,000,000	1,908,573
2.500%, 05/01/2028 to 02/01/2052	32,910,985	27,652,747
3.000%, 01/01/2027 to 03/01/2052	15,238,653	13,442,782
3.500%, 12/01/2025 to 02/01/2052	9,676,083	8,764,093
4.000%, 02/01/2031 to 04/01/2053	14,629,656	13,627,568
4.500%, 08/01/2024 to 09/01/2052	3,172,807	3,030,447
5.000%, 12/01/2034 to 04/01/2053	5,326,167	5,181,661
5.250%, 04/02/2027	1,000,000	999,654
5.500%, 01/01/2034 to 01/01/2054	4,279,626	4,243,769
5.710%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	10,071	10,166
6.000%, 07/01/2027 to 10/01/2053	1,461,104	1,471,616

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.175%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.925%), 10/01/2037 (A)	$5,431	$5,588
6.188%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	33,812	34,036
6.500%, 07/01/2031 to 12/01/2053	2,885,176	2,956,812
6.911%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 09/01/2037 (A)	35,410	36,049
6.981%, (1 Year CMT + 2.185%), 05/01/2036 (A)	36,305	36,730
6.983%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.843%), 04/01/2037 (A)	56,368	57,700
7.000%, 02/01/2031 to 10/01/2038	25,192	26,388
7.125%, 01/15/2030	209,000	236,578
7.250%, 05/15/2030	1,450,000	1,660,659
7.500%, 09/01/2030 to 08/01/2031	10,944	11,437
8.000%, 08/01/2030 to 09/01/2031	1,737	1,787
8.500%, 09/01/2030	165	173
Government National Mortgage Association
2.000%, 02/20/2051	10,615,025	8,601,546
2.500%, 08/20/2050 to 11/20/2051	12,563,719	10,574,990
3.000%, 08/15/2043 to 07/20/2051	10,062,738	8,844,843
3.500%, 04/15/2042 to 01/20/2052	8,295,194	7,540,157
4.000%, 11/15/2026 to 02/20/2053	4,272,287	3,997,617
4.500%, 08/15/2033 to 03/20/2053	4,868,655	4,649,983
5.000%, 08/15/2033 to 05/20/2053	4,554,827	4,445,853
5.500%, 11/15/2032 to 08/20/2053	4,114,036	4,086,857
6.000%, 07/15/2029 to 02/20/2054	3,179,428	3,198,203
6.500%, 05/15/2028 to 11/20/2052	1,200,313	1,219,448
7.000%, 08/15/2029 to 05/15/2032	12,189	12,390
7.500%, 09/15/2030 to 01/15/2031	3,170	3,263
		256,203,535
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $740,249,373)		$674,129,856
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,593,235
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	499,874
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	985,648
Japan – 0.1%
Japan Bank for International Cooperation 3.500%, 10/31/2028	830,000	790,944
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,890,246
6.050%, 01/11/2040	930,000	898,152
		2,788,398
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	358,578
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	$250,000	$266,750
Turkey – 0.0%
Republic of Turkey 6.000%, 01/14/2041	400,000	332,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,123,443)		$7,615,427
CORPORATE BONDS – 25.0%
Communication services – 2.1%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	245,013
2.050%, 08/15/2050	400,000	227,448
AT&T, Inc.
2.550%, 12/01/2033	665,000	528,773
3.800%, 12/01/2057	609,000	425,469
4.750%, 05/15/2046	900,000	778,386
4.850%, 07/15/2045	500,000	442,961
5.150%, 03/15/2042	50,000	46,294
5.400%, 02/15/2034	1,000,000	1,000,010
6.375%, 03/01/2041	360,000	379,511
7.625%, 04/15/2031	285,000	316,020
Baidu, Inc. 4.125%, 06/30/2025	250,000	246,705
British Telecommunications PLC 9.625%, 12/15/2030	190,000	231,992
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	490,391
5.050%, 03/30/2029	400,000	384,677
5.375%, 05/01/2047	500,000	399,453
Comcast Corp.
2.350%, 01/15/2027	455,000	425,983
2.887%, 11/01/2051	256,000	159,717
3.450%, 02/01/2050	500,000	352,776
3.999%, 11/01/2049	500,000	390,194
4.049%, 11/01/2052	1,000,000	774,453
4.600%, 10/15/2038	400,000	364,128
6.500%, 11/15/2035	52,000	56,753
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	170,195
Discovery Communications LLC
4.125%, 05/15/2029	900,000	830,849
5.300%, 05/15/2049	400,000	311,969
Fox Corp. 3.500%, 04/08/2030	600,000	547,193
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	217,441
Meta Platforms, Inc. 4.950%, 05/15/2033	700,000	703,506
Paramount Global 4.950%, 05/19/2050	470,000	327,407
Rogers Communications, Inc. 4.500%, 03/15/2042	700,000	592,701
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	118,194
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	250,242
Telefonica Europe BV 8.250%, 09/15/2030	350,000	395,821
The Walt Disney Company 2.650%, 01/13/2031	400,000	349,132
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	580,037

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
T-Mobile USA, Inc.
3.000%, 02/15/2041	$400,000	$286,217
3.875%, 04/15/2030	600,000	560,896
4.500%, 04/15/2050	700,000	584,616
5.750%, 01/15/2054	700,000	696,702
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	487,262
4.125%, 06/01/2044	500,000	416,938
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	325,097
2.875%, 11/20/2050	500,000	314,523
4.016%, 12/03/2029	500,000	472,569
4.522%, 09/15/2048	1,260,000	1,080,157
Vodafone Group PLC
4.375%, 05/30/2028	400,000	391,558
5.250%, 05/30/2048	300,000	276,388
		19,954,717
Consumer discretionary – 1.7%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	336,988
2.500%, 06/03/2050	800,000	489,219
4.050%, 08/22/2047	600,000	499,526
4.700%, 12/01/2032	700,000	693,750
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	491,731
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	981,376
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	285,262
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	176,449
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	177,881
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	270,415
Ford Motor Credit Company LLC 6.798%, 11/07/2028	1,420,000	1,467,277
General Motors Company 5.400%, 04/01/2048	300,000	268,416
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	265,121
3.100%, 01/12/2032	350,000	294,162
3.600%, 06/21/2030	420,000	377,187
5.250%, 03/01/2026	650,000	646,354
Lennar Corp. 4.750%, 11/29/2027	300,000	295,819
Lowe's Companies, Inc.
3.375%, 09/15/2025	460,000	448,837
3.750%, 04/01/2032	700,000	635,531
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	979,075
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	978,457
Starbucks Corp. 3.550%, 08/15/2029	300,000	280,960
The Home Depot, Inc.
2.700%, 04/15/2030	700,000	623,613
3.350%, 09/15/2025	752,000	735,424
4.250%, 04/01/2046	390,000	328,003
5.875%, 12/16/2036	280,000	296,673
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	568,669
4.500%, 04/15/2050	600,000	531,185
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	184,999
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp.
1.150%, 08/13/2027	$500,000	$446,354
1.900%, 09/12/2031	700,000	568,120
3.050%, 01/11/2028	300,000	281,693
Whirlpool Corp. 5.150%, 03/01/2043	300,000	265,016
		16,169,542
Consumer staples – 1.4%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	288,497
4.500%, 05/02/2043	500,000	409,293
Anheuser-Busch Companies LLC 4.900%, 02/01/2046	500,000	460,980
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	357,447
4.750%, 01/23/2029	500,000	497,164
BAT Capital Corp.
2.726%, 03/25/2031	600,000	505,985
3.215%, 09/06/2026	500,000	477,195
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	292,533
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	420,271
Diageo Capital PLC 2.000%, 04/29/2030	300,000	255,712
General Mills, Inc. 2.875%, 04/15/2030	600,000	532,194
Kellanova 3.250%, 04/01/2026	400,000	385,802
Kenvue, Inc. 4.900%, 03/22/2033	500,000	494,498
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	489,945
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	213,214
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	438,634
6.875%, 01/26/2039	40,000	44,421
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	249,732
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	478,121
4.000%, 03/05/2042	270,000	230,465
5.500%, 01/15/2040	280,000	283,475
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	322,259
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,112,995
Target Corp. 3.900%, 11/15/2047	500,000	395,018
The Coca-Cola Company
2.125%, 09/06/2029	400,000	352,144
2.500%, 06/01/2040	400,000	280,778
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	526,034
The Kroger Company 3.500%, 02/01/2026	500,000	485,204
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	473,563
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	384,103
Walmart, Inc.
3.250%, 07/08/2029	600,000	563,527
4.050%, 06/29/2048	500,000	415,217
		13,116,420

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 1.7%
Baker Hughes Holdings LLC
3.337%, 12/15/2027	$500,000	$472,662
4.486%, 05/01/2030	500,000	486,138
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	786,041
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	297,526
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	291,705
Chevron Corp. 2.954%, 05/16/2026	800,000	769,667
Devon Energy Corp.
5.000%, 06/15/2045	885,000	754,389
7.875%, 09/30/2031	170,000	192,102
Enbridge, Inc.
3.700%, 07/15/2027	400,000	383,266
4.500%, 06/10/2044	400,000	331,355
5.700%, 03/08/2033	700,000	705,505
Energy Transfer LP
3.750%, 05/15/2030	430,000	395,559
5.500%, 06/01/2027	600,000	601,705
6.125%, 12/15/2045	350,000	343,144
6.500%, 02/01/2042	50,000	51,718
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	465,133
4.850%, 08/15/2042	280,000	252,895
6.875%, 03/01/2033	130,000	144,584
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	303,811
3.482%, 03/19/2030	700,000	652,616
Kinder Morgan Energy Partners LP
6.375%, 03/01/2041	60,000	61,038
6.500%, 09/01/2039	180,000	186,896
Kinder Morgan, Inc.
5.000%, 02/01/2029	700,000	692,224
5.550%, 06/01/2045	375,000	349,774
MPLX LP
4.800%, 02/15/2029	400,000	392,075
5.000%, 03/01/2033	145,000	138,531
5.200%, 03/01/2047	155,000	138,405
ONEOK Partners LP 6.650%, 10/01/2036	268,000	283,217
ONEOK, Inc. 5.650%, 11/01/2028	370,000	375,561
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	282,401
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	174,872
6.700%, 02/16/2032	173,000	144,849
Phillips 66 Company 3.750%, 03/01/2028	200,000	190,848
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	423,826
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	852,441
6.375%, 12/15/2038	90,000	99,184
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	233,857
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	450,469
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	362,563
5.100%, 09/15/2045	400,000	360,372
Tosco Corp. 8.125%, 02/15/2030	383,000	443,059
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	$405,000	$407,704
Valero Energy Corp.
2.850%, 04/15/2025	600,000	586,545
7.500%, 04/15/2032	270,000	304,721
		16,616,953
Financials – 7.9%
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,000,000	943,443
American International Group, Inc. 6.250%, 05/01/2036	430,000	455,452
Ameriprise Financial, Inc. 5.150%, 05/15/2033	700,000	701,137
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	387,690
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	965,530
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	700,000	641,916
Bank of America Corp.
3.366%, (3.366% to 1-23-25, then 3 month CME Term SOFR + 1.072%), 01/23/2026	1,200,000	1,183,394
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,312,000	1,233,705
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	478,071
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,000,000	1,894,047
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	500,000	426,311
4.450%, 03/03/2026	700,000	688,368
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	560,000	559,434
7.750%, 05/14/2038	480,000	570,785
Barclays PLC
4.375%, 01/12/2026	500,000	491,545
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	769,813
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	600,000	543,604
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	483,965
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,969,565
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	480,000	463,211
Chubb INA Holdings LLC 3.350%, 05/03/2026	300,000	290,293
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then Overnight SOFR + 0.770%), 06/09/2027	600,000	556,096
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	1,000,000	870,803

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
3.300%, 04/27/2025	$600,000	$589,664
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	500,000	416,354
4.450%, 09/29/2027	500,000	487,367
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	1,000,000	984,074
5.500%, 09/13/2025	400,000	399,559
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then Overnight SOFR + 1.870%), 11/24/2026	600,000	569,402
European Investment Bank
4.375%, 03/19/2027	1,500,000	1,489,445
4.875%, 02/15/2036	1,000,000	1,031,649
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	462,478
Fiserv, Inc. 2.250%, 06/01/2027	600,000	553,635
Five Corners Funding Trust II 2.850%, 05/15/2030 (B)	800,000	704,379
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	758,501
Global Payments, Inc. 4.450%, 06/01/2028	400,000	386,470
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	864,445
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,000,000	966,671
6.500%, 09/15/2037	660,000	684,237
Inter-American Development Bank
1.125%, 01/13/2031	2,000,000	1,621,569
2.000%, 07/23/2026	1,000,000	945,953
7.000%, 06/15/2025	325,000	330,197
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	400,000	375,610
4.600%, 03/15/2033	500,000	477,158
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	880,594
0.875%, 07/15/2026	1,000,000	925,338
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	1,000,000	864,327
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,860,000	1,266,395
3.300%, 04/01/2026	700,000	677,651
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	472,831
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	700,000	668,059
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	600,000	582,490
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (continued)
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	$1,000,000	$989,755
6.400%, 05/15/2038	125,000	138,245
KeyBank NA 5.000%, 01/26/2033	500,000	461,170
Lincoln National Corp.
3.625%, 12/12/2026 (C)	500,000	478,378
7.000%, 06/15/2040	150,000	162,278
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	881,820
Mastercard, Inc.
2.000%, 11/18/2031	350,000	287,675
2.950%, 11/21/2026	300,000	286,362
MetLife, Inc. 4.600%, 05/13/2046	500,000	435,632
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	1,600,000	1,480,598
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	739,496
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	500,000	462,252
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	917,614
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	550,000	523,549
4.375%, 01/22/2047	1,050,000	898,337
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	996,755
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,000,000	1,031,755
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	401,385
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	642,108
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	884,031
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	517,229
2.850%, 10/01/2029	500,000	450,742
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	539,986
Royal Bank of Canada 2.300%, 11/03/2031	800,000	662,650
S&P Global, Inc. 2.900%, 03/01/2032	600,000	518,476
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034	700,000	691,780
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	499,580
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	854,277

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.784%, 03/09/2026	$550,000	$535,375
The Allstate Corp. 3.280%, 12/15/2026	500,000	478,363
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	763,726
The Bank of Nova Scotia 4.850%, 02/01/2030	700,000	688,752
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	281,572
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	613,411
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	854,063
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,000,000	739,334
3.750%, 02/25/2026	500,000	487,052
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	1,000,000	977,315
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	176,749
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	927,391
4.758%, (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%), 01/26/2027	500,000	493,883
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	650,381
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	244,088
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	52,046
Truist Financial Corp.
1.125%, 08/03/2027	700,000	617,947
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	700,000	698,177
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	943,678
UBS Group AG 4.550%, 04/17/2026	800,000	786,139
Visa, Inc.
2.050%, 04/15/2030	600,000	515,182
3.150%, 12/14/2025	463,000	450,281
4.300%, 12/14/2045	463,000	401,550
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,000,000	1,730,940
3.000%, 10/23/2026	1,000,000	949,936
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,250,000	916,603
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,000,000	867,206
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	743,007
		75,422,742
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.8%
Abbott Laboratories
2.950%, 03/15/2025	$300,000	$295,148
3.750%, 11/30/2026	283,000	276,026
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,608,972
4.400%, 11/06/2042	260,000	227,976
Aetna, Inc. 3.500%, 11/15/2024	200,000	198,374
Amgen, Inc.
4.400%, 05/01/2045	260,000	218,772
4.663%, 06/15/2051	659,000	563,034
5.250%, 03/02/2033	1,000,000	997,086
AstraZeneca PLC 0.700%, 04/08/2026	500,000	462,812
Baxalta, Inc. 4.000%, 06/23/2025	500,000	492,698
Baxter International, Inc. 3.950%, 04/01/2030	500,000	466,268
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	352,416
Biogen, Inc. 3.250%, 02/15/2051	561,000	372,537
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	438,900
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	370,974
4.550%, 02/20/2048	300,000	257,077
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	489,794
Centene Corp. 4.250%, 12/15/2027	700,000	668,351
CVS Health Corp.
3.875%, 07/20/2025	650,000	638,211
4.300%, 03/25/2028	389,000	375,626
5.050%, 03/25/2048	500,000	430,804
5.875%, 06/01/2053	366,000	350,723
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	237,169
Dignity Health 4.500%, 11/01/2042	300,000	261,487
Elevance Health, Inc.
4.101%, 03/01/2028	350,000	338,254
4.650%, 08/15/2044	150,000	130,618
6.100%, 10/15/2052	333,000	349,035
Eli Lilly & Company 2.250%, 05/15/2050	500,000	291,526
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	309,189
GE HealthCare Technologies, Inc. 5.857%, 03/15/2030	225,000	231,236
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	583,182
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	492,456
6.375%, 05/15/2038	210,000	231,584
HCA, Inc.
4.500%, 02/15/2027	500,000	488,579
5.500%, 06/15/2047	400,000	369,790
Humana, Inc. 3.950%, 03/15/2027	350,000	338,394
Johnson & Johnson
2.100%, 09/01/2040	500,000	333,665
5.850%, 07/15/2038	285,000	307,767
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	446,576

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Medtronic, Inc. 4.375%, 03/15/2035	$500,000	$470,965
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	836,180
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	486,350
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	1,000,000	964,518
Pfizer, Inc.
2.750%, 06/03/2026	713,000	681,824
4.400%, 05/15/2044	264,000	234,438
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	481,459
4.700%, 03/30/2045	500,000	445,166
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	612,824
Stryker Corp. 4.625%, 03/15/2046	350,000	307,535
The Cigna Group 4.375%, 10/15/2028	500,000	485,536
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	327,141
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	419,535
2.900%, 05/15/2050	400,000	259,420
4.375%, 03/15/2042	50,000	43,777
4.450%, 12/15/2048	300,000	257,209
5.350%, 02/15/2033	700,000	709,250
5.800%, 03/15/2036	300,000	313,708
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	484,796
Viatris, Inc. 2.700%, 06/22/2030	500,000	424,374
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	482,805
Zoetis, Inc. 2.000%, 05/15/2030	500,000	421,128
		26,443,024
Industrials – 2.1%
3M Company 3.000%, 08/07/2025	330,000	321,608
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	429,608
4.450%, 04/03/2026	400,000	392,623
5.750%, 06/06/2028	1,000,000	1,010,430
Air Lease Corp.
3.125%, 12/01/2030	600,000	524,259
3.625%, 12/01/2027	400,000	377,326
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	195,600	181,376
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	736,525
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	43,660
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	447,610
Carrier Global Corp. 3.577%, 04/05/2050	500,000	363,689
Caterpillar, Inc.
2.600%, 04/09/2030	560,000	497,209
3.250%, 04/09/2050	400,000	285,453
CSX Corp.
3.350%, 11/01/2025	420,000	409,146
3.800%, 04/15/2050	1,000,000	763,309
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Deere & Company 3.100%, 04/15/2030	$500,000	$454,725
Delta Air Lines, Inc. 4.750%, 10/20/2028 (B)	200,000	194,782
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,069,957
FedEx Corp.
3.875%, 08/01/2042	420,000	328,198
4.400%, 01/15/2047	350,000	285,314
General Dynamics Corp. 3.625%, 04/01/2030	500,000	468,712
General Electric Company
4.500%, 03/11/2044	500,000	434,794
6.750%, 03/15/2032	66,000	72,280
6.875%, 01/10/2039	168,000	189,938
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	426,375
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	491,210
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	138,504
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	267,567
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	318,853
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	218,855
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	282,534
4.400%, 05/01/2030	200,000	193,111
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	490,252
Republic Services, Inc. 2.375%, 03/15/2033	400,000	319,767
RTX Corp.
4.625%, 11/16/2048	500,000	429,142
6.125%, 07/15/2038	225,000	235,784
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,194,499
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	171,757
The Boeing Company
2.600%, 10/30/2025	438,000	418,843
2.950%, 02/01/2030	400,000	342,451
3.750%, 02/01/2050	400,000	261,745
5.805%, 05/01/2050	600,000	540,720
8.750%, 09/15/2031	90,000	102,642
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	202,420
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	497,357
Union Pacific Corp.
3.250%, 08/15/2025	500,000	488,538
3.799%, 10/01/2051 to 04/06/2071	1,113,000	801,900
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	199,932	182,202
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	375,965
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	576,796
Waste Management, Inc. 2.500%, 11/15/2050	300,000	179,398
		20,431,718

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 1.7%
Apple, Inc.
1.650%, 05/11/2030	$900,000	$758,421
2.450%, 08/04/2026	1,060,000	1,006,936
4.100%, 08/08/2062	700,000	566,285
4.850%, 05/10/2053	470,000	454,530
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	463,308
5.100%, 10/01/2035	470,000	476,847
Broadcom, Inc.
2.600%, 02/15/2033 (B)	1,000,000	810,406
3.137%, 11/15/2035 (B)	600,000	480,473
4.300%, 11/15/2032	700,000	654,269
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	85,081
Dell International LLC 5.300%, 10/01/2029	600,000	603,385
Eaton Corp. 3.103%, 09/15/2027	500,000	472,076
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	421,090
HP, Inc. 6.000%, 09/15/2041	500,000	510,890
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,083,475
4.000%, 06/20/2042	210,000	171,642
5.600%, 11/30/2039	21,000	21,349
Intel Corp.
2.000%, 08/12/2031	500,000	406,896
5.200%, 02/10/2033 (C)	1,000,000	998,438
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	971,121
3.125%, 11/03/2025	438,000	427,140
NVIDIA Corp. 2.000%, 06/15/2031	400,000	336,129
NXP BV 3.400%, 05/01/2030	520,000	471,154
Oracle Corp.
2.650%, 07/15/2026	310,000	293,791
2.875%, 03/25/2031	400,000	345,390
2.950%, 05/15/2025	550,000	537,412
4.000%, 11/15/2047	400,000	302,832
4.125%, 05/15/2045	500,000	391,494
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	445,814
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	483,292
Salesforce, Inc. 2.700%, 07/15/2041	400,000	279,952
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	174,559
VMware LLC 1.800%, 08/15/2028	400,000	350,344
		16,256,221
Materials – 0.6%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	459,473
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	347,937
DuPont de Nemours, Inc. 5.319%, 11/15/2038	242,000	248,933
Eastman Chemical Company 4.650%, 10/15/2044	500,000	417,959
Huntsman International LLC 4.500%, 05/01/2029	500,000	473,737
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
International Paper Company 5.000%, 09/15/2035	$500,000	$468,973
LYB International Finance II BV 3.500%, 03/02/2027	400,000	383,157
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	248,186
Newmont Corp. 4.875%, 03/15/2042	270,000	249,216
Nucor Corp. 2.700%, 06/01/2030	300,000	265,069
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	105,979
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	249,286
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	242,171
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	270,469
The Dow Chemical Company
4.375%, 11/15/2042	590,000	486,305
9.400%, 05/15/2039	130,000	172,100
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	285,703
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	373,209
Vulcan Materials Company 3.500%, 06/01/2030	300,000	273,248
		6,021,110
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	300,931
American Tower Corp. 3.800%, 08/15/2029	525,000	487,981
AvalonBay Communities, Inc. 2.050%, 01/15/2032	400,000	327,295
Boston Properties LP 2.550%, 04/01/2032	500,000	389,906
Brixmor Operating Partnership LP 4.125%, 05/15/2029	700,000	660,701
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	247,880
3.700%, 06/15/2026	400,000	386,553
CubeSmart LP 4.000%, 11/15/2025	200,000	195,493
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	193,810
Equinix, Inc. 2.150%, 07/15/2030	400,000	335,370
Essex Portfolio LP 3.000%, 01/15/2030	400,000	355,305
Extra Space Storage LP 2.350%, 03/15/2032	500,000	398,295
GLP Capital LP 5.300%, 01/15/2029	600,000	591,165
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	369,498
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	765,271
Realty Income Corp.
3.250%, 01/15/2031	200,000	176,919
4.875%, 06/01/2026	185,000	183,326
Simon Property Group LP
3.375%, 06/15/2027	500,000	476,947
3.500%, 09/01/2025	440,000	430,535

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Sun Communities Operating LP 5.700%, 01/15/2033	$1,000,000	$984,756
Welltower OP LLC 2.750%, 01/15/2031	500,000	430,701
		8,688,638
Utilities – 2.1%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	297,123
Ameren Corp. 3.500%, 01/15/2031	1,000,000	901,532
American Water Capital Corp. 4.300%, 09/01/2045	350,000	296,602
Arizona Public Service Company 3.350%, 05/15/2050	500,000	333,675
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	583,405
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	437,611
6.125%, 04/01/2036	436,000	456,275
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	619,621
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	546,171
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	165,259
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	541,977
3.900%, 10/01/2025	242,000	236,951
DTE Electric Company
3.750%, 08/15/2047	300,000	228,040
5.200%, 04/01/2033	230,000	229,751
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	207,997
Duke Energy Corp.
2.450%, 06/01/2030	435,000	373,506
4.800%, 12/15/2045	500,000	431,579
5.000%, 08/15/2052	600,000	521,239
5.750%, 09/15/2033	500,000	507,742
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	564,175
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	394,637
Eversource Energy 4.250%, 04/01/2029	500,000	475,817
Exelon Corp. 3.400%, 04/15/2026	542,000	524,425
Florida Power & Light Company 5.650%, 02/01/2037	290,000	296,846
Georgia Power Company 5.950%, 02/01/2039	335,000	338,880
Indiana Michigan Power Company
3.850%, 05/15/2028	600,000	570,942
6.050%, 03/15/2037	187,000	193,867
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	700,000	596,802
5.250%, 02/28/2053	700,000	651,385
NiSource, Inc.
3.950%, 03/30/2048	400,000	300,013
5.400%, 06/30/2033	1,000,000	989,779
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	224,974
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	494,590
3.450%, 07/01/2025	30,000	29,266
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
3.750%, 07/01/2028	$30,000	$28,169
4.550%, 07/01/2030	227,000	215,116
4.950%, 07/01/2050	827,000	683,285
PacifiCorp 6.000%, 01/15/2039	335,000	340,087
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	375,414
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	245,018
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	203,910
Southern California Edison Company
2.250%, 06/01/2030	700,000	593,574
5.350%, 07/15/2035	130,000	128,422
Southern California Gas Company 6.350%, 11/15/2052	500,000	538,934
The Southern Company
3.250%, 07/01/2026	572,000	549,925
4.400%, 07/01/2046	500,000	417,500
Virginia Electric & Power Company 8.875%, 11/15/2038	190,000	245,237
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	391,071
		19,518,116
TOTAL CORPORATE BONDS (Cost $258,547,162)		$238,639,201
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	58,657
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	156,966
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	48,282
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	102,823
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	344,669
New York State Urban Development Corp. 5.770%, 03/15/2039	270,000	273,584
State of California, GO 7.300%, 10/01/2039	400,000	457,616
State of California, GO 7.500%, 04/01/2034	80,000	92,336
State of Illinois, GO 5.100%, 06/01/2033	108,235	106,202
State of Illinois, GO 7.350%, 07/01/2035	240,000	257,538
State of Texas, GO 5.517%, 04/01/2039	260,000	267,760
State of Utah, GO 3.539%, 07/01/2025	181,658	180,313
State of Utah, GO 4.554%, 07/01/2024	55,000	55,000
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	310,287
TOTAL MUNICIPAL BONDS (Cost $2,666,279)		$2,712,033

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Commercial and residential – 1.5%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	$145,000	$141,000
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	2,000,000	1,884,029
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,699,926
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	2,000,000	1,752,721
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,011,054
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-CR21, Class A3 3.528%, 12/10/2047	437,381	428,630
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,709,439
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,620,543
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,700,244
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	500,000	486,585
		14,434,171
U.S. Government Agency – 0.2%
Federal Home Loan Mortgage Corp.
Series K047, Class A2, 3.329%, 05/25/2025 (D)	696,736	684,130
Series K050, Class A2, 3.334%, 08/25/2025 (D)	700,000	684,822
Series K755, Class A2, 5.203%, 02/25/2031	600,000	612,942
		1,981,894
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,651,950)		$16,416,065
ASSET BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,008,160
GM Financial Automobile Leasing Trust Series 2023-2, Class A4 5.090%, 05/20/2027	1,300,000	1,294,317
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (B)	932,564	853,016
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,234,861
TOTAL ASSET BACKED SECURITIES (Cost $4,488,316)		$4,390,354
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
John Hancock Collateral Trust, 5.2940% (E)(F)	346,606	$3,464,950
TOTAL SHORT-TERM INVESTMENTS (Cost $3,465,034)		$3,464,950
Total Investments (Total Bond Market Trust) (Cost $1,035,191,557) – 99.5%		$947,367,886
Other assets and liabilities, net – 0.5%		5,138,119
TOTAL NET ASSETS – 100.0%		$952,506,005
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 6-30-24.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 6-30-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,521,240.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Federal Home Loan Mortgage Corp.
5.697%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	$13,684	$13,933
5.815%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	19,222	19,447
6.098%, (1 Year CMT + 2.083%), 12/01/2035 (A)	69,095	69,274
6.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	53,487	54,170
6.396%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.558%), 02/01/2036 (A)	26,900	27,284
6.501%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.585%), 05/01/2037 (A)	42,603	43,161
6.964%, (1 Year CMT + 2.165%), 11/01/2036 (A)	47,434	47,735
7.140%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	15,337	15,444
7.231%, (1 Year CMT + 2.231%), 05/01/2034 (A)	57,065	57,267

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
5.757%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	$19,006	$19,208
5.884%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.450%), 04/01/2035 (A)	166,482	168,986
6.274%, (1 Year CMT + 2.149%), 01/01/2036 (A)	25,157	25,425
6.318%, (1 Year CMT + 2.194%), 02/01/2035 (A)	80,795	81,648
6.384%, (1 Year CMT + 2.167%), 01/01/2036 (A)	70,926	71,625
6.398%, (1 Year CMT + 2.204%), 05/01/2036 (A)	108,779	109,990
6.698%, (1 Year CMT + 2.333%), 05/01/2034 (A)	38,183	38,701
6.738%, (1 Year CMT + 2.271%), 07/01/2035 (A)	56,515	57,182
6.759%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.564%), 07/01/2035 (A)	91,567	92,947
7.112%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.485%), 10/01/2035 (A)	65,971	66,573
7.162%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.518%), 02/01/2035 (A)	38,997	39,367
		1,119,367
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,166,254)		$1,119,367
CORPORATE BONDS – 54.7%
Communication services – 3.4%
Charter Communications Operating LLC 4.908%, 07/23/2025	461,000	456,522
Comcast Corp. 3.950%, 10/15/2025	2,000,000	1,968,465
T-Mobile USA, Inc. 2.250%, 02/15/2026	2,560,000	2,430,941
TWDC Enterprises 18 Corp. 3.000%, 02/13/2026	2,000,000	1,928,029
WarnerMedia Holdings, Inc. 3.638%, 03/15/2025	1,111,000	1,093,772
		7,877,729
Consumer discretionary – 5.3%
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,879,045
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,974,173
Expedia Group, Inc. 6.250%, 05/01/2025 (B)	1,450,000	1,452,314
Ford Motor Credit Company LLC
4.389%, 01/08/2026	1,107,000	1,083,400
5.125%, 06/16/2025	1,175,000	1,166,120
General Motors Financial Company, Inc. 2.900%, 02/26/2025	2,000,000	1,962,381
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	1,991,915
		12,509,348
Consumer staples – 2.2%
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,863,624
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kenvue, Inc. 5.500%, 03/22/2025	$1,000,000	$999,585
Walmart, Inc. 2.850%, 07/08/2024	1,370,000	1,369,191
		5,232,400
Energy – 2.5%
Energy Transfer LP 4.050%, 03/15/2025	1,480,000	1,463,737
Enterprise Products Operating LLC 5.050%, 01/10/2026	1,430,000	1,426,039
EOG Resources, Inc. 4.150%, 01/15/2026	1,450,000	1,427,195
MPLX LP 4.875%, 06/01/2025	1,500,000	1,486,738
		5,803,709
Financials – 22.5%
American Express Company 6.338%, (6.338% to 10-30-25, then Overnight SOFR + 1.330%), 10/30/2026	2,000,000	2,019,640
Ares Capital Corp. 3.875%, 01/15/2026	1,840,000	1,776,575
Athene Global Funding 5.620%, 05/08/2026 (B)	1,800,000	1,801,305
Bank of America Corp. 1.530%, (1.530% to 12-6-24, then Overnight SOFR + 0.650%), 12/06/2025	3,830,000	3,758,524
Barclays PLC 5.304%, (5.304% to 8-9-25, then 1 Year CMT + 2.300%), 08/09/2026	1,180,000	1,172,181
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	2,019,266
BNP Paribas SA 2.819%, (2.819% to 11-19-24, then 3 month CME Term SOFR + 1.373%), 11/19/2025 (B)	1,293,000	1,276,901
Citizens Bank NA 6.064%, (6.064% to 10-24-24, then Overnight SOFR + 1.450%), 10/24/2025	1,333,000	1,332,261
Citizens Financial Group, Inc. 4.300%, 12/03/2025	1,195,000	1,168,552
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	2,000,000	1,864,922
Discover Bank 4.250%, 03/13/2026	2,000,000	1,950,315
JPMorgan Chase & Co.
3.900%, 07/15/2025	3,000,000	2,953,807
5.546%, (5.546% to 12-15-24, then Overnight SOFR + 1.070%), 12/15/2025	1,750,000	1,748,212
KeyBank NA 4.150%, 08/08/2025	1,000,000	980,649
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	1,475,000	1,445,205
Morgan Stanley
2.188%, (2.188% to 4-28-25, then Overnight SOFR + 1.990%), 04/28/2026	2,000,000	1,942,288
4.000%, 07/23/2025	1,455,000	1,433,212

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Canada 5.660%, 10/25/2024	$2,000,000	$1,999,373
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,843,239
The Charles Schwab Corp. 3.850%, 05/21/2025	2,430,000	2,394,709
The PNC Financial Services Group, Inc. 5.671%, (5.671% to 10-28-24, then SOFR Compounded Index + 1.090%), 10/28/2025	2,400,000	2,397,357
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,852,367
U.S. Bancorp 5.727%, (5.727% to 10-21-25, then Overnight SOFR + 1.430%), 10/21/2026	1,450,000	1,452,472
UBS Group AG 4.490%, (4.490% to 8-5-24, then 1 Year CMT + 1.600%), 08/05/2025 (B)	2,000,000	1,996,849
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,917,586
Wells Fargo & Company
3.000%, 02/19/2025	1,495,000	1,470,751
3.300%, 09/09/2024	2,765,000	2,751,979
		52,720,497
Health care – 8.9%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,896,801
Amgen, Inc. 5.507%, 03/02/2026	1,820,000	1,819,650
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,856,866
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	967,316
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,892,213
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	2,976,990
HCA, Inc. 5.875%, 02/15/2026	2,000,000	2,002,655
Pfizer Investment Enterprises Pte, Ltd.
4.450%, 05/19/2026	3,000,000	2,961,678
4.650%, 05/19/2025	2,375,000	2,358,353
		20,732,522
Industrials – 4.4%
3M Company 3.000%, 08/07/2025	3,000,000	2,923,707
AerCap Ireland Capital DAC 6.500%, 07/15/2025	2,000,000	2,015,295
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,890,269
Daimler Truck Finance North America LLC 5.200%, 01/17/2025 (B)	875,000	872,624
Lockheed Martin Corp. 4.950%, 10/15/2025	1,445,000	1,440,498
Penske Truck Leasing Company LP 3.950%, 03/10/2025 (B)	1,200,000	1,185,309
		10,327,702
Information technology – 3.3%
Apple, Inc. 0.700%, 02/08/2026	1,000,000	933,866
Broadcom, Inc. 3.150%, 11/15/2025	1,470,000	1,424,322
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Dell International LLC 6.020%, 06/15/2026	$1,429,000	$1,443,951
Micron Technology, Inc. 4.975%, 02/06/2026	2,430,000	2,410,146
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,443,516
		7,655,801
Real estate – 0.5%
Realty Income Corp. 5.050%, 01/13/2026	1,143,000	1,135,396
Utilities – 1.7%
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,473,742
Vistra Operations Company LLC 5.125%, 05/13/2025 (B)	1,500,000	1,490,962
		3,964,704
TOTAL CORPORATE BONDS (Cost $128,546,392)		$127,959,808
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	107,525	101,917
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 5.800%, 04/25/2042 (A)	397,198	390,771
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $505,590)		$492,688
ASSET BACKED SECURITIES – 21.7%
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	2,000,000	1,964,013
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3 2.450%, 11/18/2026	516,897	509,112
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	1,000,000	997,267
ARI Fleet Lease Trust Series 2024-A, Class A2 5.300%, 11/15/2032 (B)	1,000,000	996,347
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	2,000,000	1,963,827
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	475,000	460,008
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	1,000,000	949,304
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	850,000	836,936
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.550%, 07/15/2026	720,000	718,385
Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	1,973,044

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CarMax Auto Owner Trust
Series 2021-2, Class A4 0.810%, 12/15/2026	$475,000	$458,313
Series 2021-3, Class A3 0.550%, 06/15/2026	1,043,822	1,021,456
Series 2021-3, Class A4 0.740%, 01/15/2027	875,000	828,181
Series 2022-1, Class A3 1.470%, 12/15/2026	493,037	480,123
Series 2023-1, Class A3 4.750%, 10/15/2027	1,000,000	991,887
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	886,027	867,070
Carvana Auto Receivables Trust Series 2022-P3, Class A3 4.610%, 11/10/2027	946,120	937,810
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	639,967	639,705
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	817,728	822,514
Citizens Auto Receivables Trust Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,800,000	1,794,424
CNH Equipment Trust Series 2021-B, Class A4 0.700%, 05/17/2027	600,000	564,395
Dell Equipment Finance Trust Series 2024-1, Class A2 5.580%, 03/22/2030 (B)	1,600,000	1,601,833
Enterprise Fleet Financing LLC
Series 2021-2, Class A3 0.740%, 05/20/2027 (B)	1,000,000	964,350
Series 2022-1, Class A3 3.270%, 01/20/2028 (B)	369,000	359,411
Series 2022-2, Class A3 4.790%, 05/21/2029 (B)	448,000	443,685
Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	436,923	432,574
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	700,000	707,890
Ford Credit Auto Lease Trust Series 2023-B, Class A3 5.910%, 10/15/2026	809,000	812,296
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.060%, 04/15/2033 (B)	3,000,000	2,833,406
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	725,000	687,446
GM Financial Automobile Leasing Trust Series 2022-3, Class A3 4.010%, 09/22/2025	734,388	732,792
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3 0.350%, 10/16/2025	21,980	21,924
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1, Class A4 0.550%, 12/15/2026 (B)	953,821	939,599
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	2,630,000	2,617,132
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Harley-Davidson Motorcycle Trust Series 2021-B, Class A3 0.560%, 11/16/2026	$361,215	$356,758
Honda Auto Receivables Owner Trust Series 2021-4, Class A3 0.880%, 01/21/2026	599,363	587,168
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A3 4.380%, 10/15/2025 (B)	599,024	597,368
Hyundai Auto Receivables Trust Series 2021-A, Class A4 0.620%, 05/17/2027	1,500,000	1,466,728
John Deere Owner Trust Series 2023-A, Class A2 5.280%, 03/16/2026	1,260,953	1,259,726
MMAF Equipment Finance LLC Series 2024-A, Class A2 5.200%, 09/13/2027 (B)	850,000	845,972
Santander Retail Auto Lease Trust Series 2022-A, Class A3 1.340%, 07/21/2025 (B)	477,252	475,325
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	940,000	927,155
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	700,000	707,894
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	1,000,000	998,147
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.830%, 08/21/2028 (B)	94,875	94,228
Series 2022-2A, Class A3 6.500%, 10/21/2030 (B)	2,000,000	2,014,857
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	1,500,000	1,491,883
Toyota Auto Loan Extended Note Trust Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	1,250,000	1,203,333
Toyota Auto Receivables Owner Trust Series 2021-D, Class A4 1.020%, 03/15/2027	750,000	709,172
Toyota Lease Owner Trust Series 2023-A, Class A4 5.050%, 08/20/2027 (B)	1,100,000	1,094,470
Wheels Fleet Lease Funding 1 LLC Series 2024-1A, Class A1 5.490%, 02/18/2039 (B)	654,000	654,111
World Omni Auto Receivables Trust
Series 2021-D, Class A3 0.810%, 10/15/2026	630,582	617,280
Series 2021-D, Class A4 1.100%, 11/15/2027	750,000	709,446
TOTAL ASSET BACKED SECURITIES (Cost $50,611,846)		$50,739,480
SHORT-TERM INVESTMENTS – 22.3%
U.S. Government – 21.6%
U.S. Treasury Bill
5.035%, 07/11/2024 *	7,223,000	7,212,463
5.045%, 08/08/2024 *	8,150,000	8,104,900
5.154%, 11/07/2024 *	26,000,000	25,518,328
5.230%, 09/10/2024 *	9,675,000	9,575,100
		50,410,791

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds – 0.7%
John Hancock Collateral Trust, 5.2940% (D)(E)	161,797	$1,617,448
TOTAL SHORT-TERM INVESTMENTS (Cost $52,032,038)		$52,028,239
Total Investments (Ultra Short Term Bond Trust) (Cost $232,862,120) – 99.4%		$232,339,582
Other assets and liabilities, net – 0.6%		1,442,300
TOTAL NET ASSETS – 100.0%		$233,781,882
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,246,088 or 21.1% of the fund's net assets as of 6-30-24.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 6-30-24:
High Yield Trust
United States	75.4%
Cayman Islands	6.8%
Canada	5.9%
France	1.9%
Luxembourg	1.4%
United Kingdom	1.2%
Netherlands	1.2%
Bermuda	1.2%
Other countries	5.0%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.7%
Cayman Islands	1.9%
Other countries	8.4%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	62.3%
Canada	8.5%
Indonesia	4.0%
Supranational	3.1%
New Zealand	2.5%
United Kingdom	2.0%
South Korea	1.9%
Philippines	1.8%
Australia	1.8%
Norway	1.6%
Other countries	10.5%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$541,257,939	$828,577,282	$178,780,556	$247,632,344
Affiliated investments, at value	1,680,212	36,818	11,475,656	—
Repurchase agreements, at value	—	—	—	6,900,000
Total investments, at value	542,938,151	828,614,100	190,256,212	254,532,344
Receivable for centrally cleared swaps	—	—	1,493,337	81,330
Unrealized appreciation on forward foreign currency contracts	—	—	1,362	31,628
Receivable for futures variation margin	—	—	—	136,145
Cash	172	7,060	254,102	157,461
Foreign currency, at value	—	—	21,525	116,371
Collateral held at broker for futures contracts	280,000	—	147,606	—
Dividends and interest receivable	4,502,781	5,252,997	3,447,472	1,866,855
Receivable for fund shares sold	1,199,283	—	44,323	945,347
Receivable for investments sold	220,110	2,059,077	547,250	45,483
Receivable for securities lending income	97	18	10,942	80
Other assets	20,448	28,082	6,609	8,424
Total assets	549,161,042	835,961,334	196,230,740	257,921,468
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	1,107	3,535
Payable for futures variation margin	93,502	—	8,871	—
Payable for collateral on OTC derivatives	—	—	—	320,000
Payable for investments purchased	622,000	13,984,296	2,371,160	756,556
Payable for delayed delivery securities purchased	—	32,219,145	—	39,734,602
Payable for fund shares repurchased	248,775	87,747	45,923	—
Payable upon return of securities loaned	137,473	36,500	11,476,238	—
Payable to affiliates
Accounting and legal services fees	19,537	28,179	6,605	7,850
Trustees' fees	142	259	10	19
Other liabilities and accrued expenses	80,515	125,746	63,057	79,083
Total liabilities	1,201,944	46,481,872	13,972,971	40,901,645
Net assets	$547,959,098	$789,479,462	$182,257,769	$217,019,823
Net assets consist of
Paid-in capital	$623,456,257	$924,699,758	$261,098,967	$247,937,097
Total distributable earnings (loss)	(75,497,159)	(135,220,296)	(78,841,198)	(30,917,274)
Net assets	$547,959,098	$789,479,462	$182,257,769	$217,019,823
Unaffiliated investments, including repurchase agreements, at cost	$575,751,714	$851,602,464	$194,827,447	$276,665,481
Affiliated investments, at cost	$1,680,325	$36,820	$11,475,979	—
Foreign currency, at cost	—	—	$21,655	$116,738
Collateral held at broker for centrally cleared swaps	—	—	$1,548,000	—
Securities loaned, at value	$134,493	$35,754	$11,241,928	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$26,269,360	$65,237,792	$48,633,579	$100,034,960
Shares outstanding	3,176,361	5,791,336	9,967,492	10,316,780
Net asset value, offering price and redemption price per share	$8.27	$11.26	$4.88	$9.70
Series II
Net assets	$103,149,570	$66,135,948	$31,790,505	$50,283,309
Shares outstanding	12,453,439	5,883,553	6,331,966	5,186,535
Net asset value, offering price and redemption price per share	$8.28	$11.24	$5.02	$9.69
Series NAV
Net assets	$418,540,168	$658,105,722	$101,833,685	$66,701,554
Shares outstanding	50,557,753	58,725,388	21,294,338	6,907,539
Net asset value, offering price and redemption price per share	$8.28	$11.21	$4.78	$9.66
The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$1,986,448,459	$177,402,957	$5,896,997,377	$156,266,723
Affiliated investments, at value	—	1,005,155	15,940,424	1,011,542
Repurchase agreements, at value	250,383,000	—	—	—
Total investments, at value	2,236,831,459	178,408,112	5,912,937,801	157,278,265
Swap contracts, at value	—	1,117,904	—	—
Receivable for centrally cleared swaps	—	39,976	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,395,952	—	—
Receivable for futures variation margin	—	131,948	—	—
Cash	123	—	—	—
Foreign currency, at value	—	580,307	—	—
Collateral held at broker for futures contracts	—	1,511,692	1,473,000	150,000
Collateral segregated at custodian for OTC derivative contracts	—	120,000	—	—
Dividends and interest receivable	10,320,540	1,667,103	44,126,344	1,531,299
Receivable for fund shares sold	2,479,694	195,345	5,020,923	55,070
Receivable for investments sold	—	780,482	2,573,747	—
Receivable for delayed delivery securities sold	—	8,082,861	—	—
Receivable for securities lending income	—	2,682	—	—
Receivable from affiliates	18,345	1,338	418	—
Other assets	82,211	5,146	208,720	6,273
Total assets	2,249,732,372	194,040,848	5,966,340,953	159,020,907
Liabilities
Payable for sale commitments outstanding, at value	—	8,460,379	—	—
Unrealized depreciation on forward foreign currency contracts	—	744,117	—	—
Swap contracts, at value	—	480,716	—	—
Payable for futures variation margin	—	—	133,352	7,257
Due to custodian	—	1,669	—	—
Payable for collateral on OTC derivatives	—	820,000	—	—
Payable for investments purchased	—	1,591,318	15,650,000	—
Payable for delayed delivery securities purchased	—	25,348,292	—	—
Payable for fund shares repurchased	3,265,945	136,096	183,995	439,187
Payable upon return of securities loaned	—	1,005,341	—	—
Payable to affiliates
Accounting and legal services fees	81,245	5,564	212,697	5,596
Trustees' fees	1,201	26	3,914	20
Other liabilities and accrued expenses	194,075	135,567	435,411	56,954
Total liabilities	3,542,466	38,729,085	16,619,369	509,014
Net assets	$2,246,189,906	$155,311,763	$5,949,721,584	$158,511,893
Net assets consist of
Paid-in capital	$2,246,214,836	$181,435,516	$6,955,789,696	$194,775,089
Total distributable earnings (loss)	(24,930)	(26,123,753)	(1,006,068,112)	(36,263,196)
Net assets	$2,246,189,906	$155,311,763	$5,949,721,584	$158,511,893
Unaffiliated investments, including repurchase agreements, at cost	$2,236,831,459	$187,397,679	$6,314,858,674	$163,032,606
Affiliated investments, at cost	—	$1,005,185	$15,941,485	$1,011,538
Foreign currency, at cost	—	$583,870	—	—
Proceeds received on sale commitments outstanding	—	$8,436,305	—	—
Net unamortized upfront payment on OTC swaps	—	$25,246	—	—
Securities loaned, at value	—	$984,755	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,700,428,141	$19,612,039	$138,786,001	$22,871,702
Shares outstanding	1,700,499,107	1,809,359	11,831,210	2,036,190
Net asset value, offering price and redemption price per share	$1.00	$10.84	$11.73	$11.23
Series II
Net assets	$51,798,548	$39,174,741	$374,089,546	$14,982,144
Shares outstanding	51,780,254	3,683,843	31,870,217	1,334,669
Net asset value, offering price and redemption price per share	$1.00	$10.63	$11.74	$11.23
Series NAV
Net assets	$493,963,217	$96,524,983	$5,436,846,037	$120,658,047
Shares outstanding	493,974,694	8,944,334	463,865,736	10,741,362
Net asset value, offering price and redemption price per share	$1.00	$10.79	$11.72	$11.23
The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$385,464,470	$943,902,936	$230,722,134
Affiliated investments, at value	10,192,309	3,464,950	1,617,448
Total investments, at value	395,656,779	947,367,886	232,339,582
Unrealized appreciation on forward foreign currency contracts	1,012,530	—	—
Receivable for futures variation margin	103,686	—	—
Cash	208,416	—	—
Foreign currency, at value	131,268	—	—
Collateral held at broker for futures contracts	702,000	—	—
Dividends and interest receivable	4,269,357	7,045,973	1,398,470
Receivable for fund shares sold	984,943	664,670	109,568
Receivable for investments sold	2,596,664	—	—
Receivable for delayed delivery securities sold	69,329	—	—
Receivable for securities lending income	455	714	556
Receivable from affiliates	—	20,923	—
Other assets	13,315	26,138	10,058
Total assets	405,748,742	955,126,304	233,858,234
Liabilities
Unrealized depreciation on forward foreign currency contracts	364,389	—	—
Payable for investments purchased	4,997,472	—	—
Payable for delayed delivery securities purchased	137,500	—	—
Payable for fund shares repurchased	—	968,026	9,504
Payable upon return of securities loaned	1,559,350	1,520,887	—
Payable to affiliates
Accounting and legal services fees	14,550	34,150	8,444
Trustees' fees	—	84	54
Other liabilities and accrued expenses	105,956	97,152	58,350
Total liabilities	7,179,217	2,620,299	76,352
Net assets	$398,569,525	$952,506,005	$233,781,882
Net assets consist of
Paid-in capital	$427,218,918	$1,046,285,612	$254,719,514
Total distributable earnings (loss)	(28,649,393)	(93,779,607)	(20,937,632)
Net assets	$398,569,525	$952,506,005	$233,781,882
Unaffiliated investments, including repurchase agreements, at cost	$408,404,200	$1,031,726,523	$231,244,650
Affiliated investments, at cost	$10,192,390	$3,465,034	$1,617,470
Foreign currency, at cost	$131,745	—	—
Securities loaned, at value	$1,521,499	$1,490,992	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$224,913,865	$304,887,778	$10,143,210
Shares outstanding	17,783,601	34,171,588	893,788
Net asset value, offering price and redemption price per share	$12.65	$8.92	$11.35
Series II
Net assets	$63,047,171	$42,519,180	$184,461,930
Shares outstanding	4,974,874	4,762,361	16,271,840
Net asset value, offering price and redemption price per share	$12.67	$8.93	$11.34
Series NAV
Net assets	$110,608,489	$605,099,047	$39,176,742
Shares outstanding	8,773,956	67,818,974	3,449,711
Net asset value, offering price and redemption price per share	$12.61	$8.92	$11.36
The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$13,086,611	$17,918,085	$6,989,724	$4,842,429
Dividends from affiliated investments	137,898	—	—	—
Dividends from unaffiliated investments	12,962	355,522	129,829	—
Securities lending	3,752	292	76,382	237
Less foreign taxes withheld	(881)	—	—	(5,275)
Total investment income	13,240,342	18,273,899	7,195,935	4,837,391
Expenses
Investment management fees	1,624,792	2,257,540	627,305	634,334
Distribution and service fees	133,449	98,323	51,906	86,824
Accounting and legal services fees	47,469	68,447	15,717	18,579
Trustees' fees	6,247	8,861	2,414	2,739
Custodian fees	45,715	50,697	18,536	28,341
Printing and postage	11,571	12,007	7,274	7,459
Professional fees	36,074	53,526	39,932	44,918
Other	16,283	17,632	10,963	11,520
Total expenses	1,921,600	2,567,033	774,047	834,714
Less expense reductions	(22,755)	(31,342)	(7,171)	(8,460)
Net expenses	1,898,845	2,535,691	766,876	826,254
Net investment income	11,341,497	15,738,208	6,429,059	4,011,137
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(9,742,581)	(14,538,164)	(1,755,155)	(2,299,308)
Affiliated investments	(785)	(57)	(3,766)	1
Futures contracts	(62,383)	—	(90,596)	629,636
Forward foreign currency contracts	—	—	1,601	180,812
Swap contracts	—	—	341,951	297,724
	(9,805,749)	(14,538,221)	(1,505,965)	(1,191,135)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,129,593)	(4,572,300)	894,685	(3,998,988)
Affiliated investments	269	52	(770)	16
Futures contracts	(66,195)	—	(152,466)	1,528,563
Forward foreign currency contracts	—	—	(20,197)	76,185
Swap contracts	—	—	(88,480)	121,923
	(1,195,519)	(4,572,248)	632,772	(2,272,301)
Net realized and unrealized gain (loss)	(11,001,268)	(19,110,469)	(873,193)	(3,463,436)
Increase (decrease) in net assets from operations	$340,229	$(3,372,261)	$5,555,866	$547,701
The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$60,239,221	$4,400,058	$122,580,615	$2,491,978
Dividends from unaffiliated investments	—	472,737	—	—
Dividends from affiliated investments	—	—	1,049,507	67,034
Securities lending	—	9,405	3,754	—
Less foreign taxes withheld	—	(10,408)	—	—
Total investment income	60,239,221	4,871,792	123,633,876	2,559,012
Expenses
Investment management fees	3,867,091	509,187	16,867,792	451,410
Distribution and service fees	497,442	54,756	506,434	24,444
Accounting and legal services fees	196,513	13,739	517,139	13,934
Trustees' fees	25,185	2,160	64,549	2,239
Custodian fees	146,805	87,098	323,607	14,943
Printing and postage	33,131	7,141	62,315	6,829
Professional fees	64,232	59,982	128,895	38,147
Other	31,898	10,617	85,480	10,382
Total expenses	4,862,297	744,680	18,556,211	562,328
Less expense reductions	(1,218,389)	(85,072)	(861,007)	(6,961)
Net expenses	3,643,908	659,608	17,695,204	555,367
Net investment income	56,595,313	4,212,184	105,938,672	2,003,645
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(29,902)	(215,624)	(26,766,905)	(2,582,594)
Affiliated investments	—	(337)	(12,584)	(1,235)
Futures contracts	—	(483,113)	(1,330,697)	(84,501)
Forward foreign currency contracts	—	376,727	—	—
Swap contracts	—	(2,603,702)	—	—
	(29,902)	(2,926,049)	(28,110,186)	(2,668,330)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(6,499,393)	(88,750,604)	1,695,480
Affiliated investments	—	4	233	71
Futures contracts	—	33,660	(162,538)	(113,953)
Forward foreign currency contracts	—	892,457	—	—
Swap contracts	—	1,522,997	—	—
	—	(4,050,275)	(88,912,909)	1,581,598
Net realized and unrealized gain (loss)	(29,902)	(6,976,324)	(117,023,095)	(1,086,732)
Increase (decrease) in net assets from operations	$56,565,411	$(2,764,140)	$(11,084,423)	$916,913
The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$9,299,395	$16,886,531	$5,495,250
Dividends from affiliated investments	295,542	117,460	155,195
Dividends from unaffiliated investments	91,484	—	—
Securities lending	2,728	4,360	14,737
Less foreign taxes withheld	(106,101)	—	—
Total investment income	9,583,048	17,008,351	5,665,182
Expenses
Investment management fees	1,276,408	2,193,277	662,768
Distribution and service fees	131,698	131,831	241,778
Accounting and legal services fees	34,098	81,663	21,073
Trustees' fees	4,490	10,392	3,111
Custodian fees	59,294	56,986	19,027
Printing and postage	8,781	14,980	8,156
Professional fees	49,466	40,752	32,756
Other	13,877	19,771	10,160
Total expenses	1,578,112	2,549,652	998,829
Less expense reductions	(17,957)	(1,250,709)	(83,082)
Net expenses	1,560,155	1,298,943	915,747
Net investment income	8,022,893	15,709,408	4,749,435
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(4,375,861)	(2,683,677)	(179,872)
Affiliated investments	(4,890)	(1,633)	(2,235)
Futures contracts	73,761	—	—
Forward foreign currency contracts	(15,893)	—	—
	(4,322,883)	(2,685,310)	(182,107)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(6,010,752)	(19,585,420)	287,513
Affiliated investments	171	128	182
Futures contracts	849,527	—	—
Forward foreign currency contracts	2,253,567	—	—
	(2,907,487)	(19,585,292)	287,695
Net realized and unrealized gain (loss)	(7,230,370)	(22,270,602)	105,588
Increase (decrease) in net assets from operations	$792,523	$(6,561,194)	$4,855,023
The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$11,341,497	$20,154,507	$15,738,208	$27,560,409	$6,429,059	$12,408,885
Net realized gain (loss)	(9,805,749)	(17,502,632)	(14,538,221)	(36,948,568)	(1,505,965)	(9,652,707)
Change in net unrealized appreciation (depreciation)	(1,195,519)	31,211,820	(4,572,248)	53,910,831	632,772	18,206,811
Increase (decrease) in net assets resulting from operations	340,229	33,863,695	(3,372,261)	44,522,672	5,555,866	20,962,989
Distributions to shareholders
From earnings
Series I	—	(906,598)	—	(1,823,436)	—	(1,248,089)
Series II	—	(3,398,593)	—	(1,896,410)	—	(765,932)
Series NAV	—	(14,738,060)	—	(20,368,300)	—	(2,482,084)
Total distributions	—	(19,043,251)	—	(24,088,146)	—	(4,496,105)
From portfolio share transactions
Portfolio share transactions	(8,917,765)	(7,079,863)	(7,585,960)	(5,461,523)	(3,624,595)	(3,633,597)
Total increase (decrease)	(8,577,536)	7,740,581	(10,958,221)	14,973,003	1,931,271	12,833,287
Net assets
Beginning of period	556,536,634	548,796,053	800,437,683	785,464,680	180,326,498	167,493,211
End of period	$547,959,098	$556,536,634	$789,479,462	$800,437,683	$182,257,769	$180,326,498
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$4,011,137	$7,219,945	$56,595,313	$108,805,646	$4,212,184	$8,489,451
Net realized gain (loss)	(1,191,135)	(5,601,874)	(29,902)	2,871	(2,926,049)	(15,775,944)
Change in net unrealized appreciation (depreciation)	(2,272,301)	11,410,924	—	—	(4,050,275)	19,936,990
Increase (decrease) in net assets resulting from operations	547,701	13,028,995	56,565,411	108,808,517	(2,764,140)	12,650,497
Distributions to shareholders
From earnings
Series I	—	(1,500,476)	(43,301,885)	(83,681,000)	—	(552,545)
Series II	—	(659,646)	(1,300,428)	(2,740,275)	—	(1,021,768)
Series NAV	—	(938,691)	(11,992,987)	(22,384,365)	—	(3,021,089)
Total distributions	—	(3,098,813)	(56,595,300)	(108,805,640)	—	(4,595,402)
From portfolio share transactions
Portfolio share transactions	2,031,579	(2,099,453)	(41,296,239)	(41,784,338)	(3,067,228)	(7,262,292)
Total increase (decrease)	2,579,280	7,830,729	(41,326,128)	(41,781,461)	(5,831,368)	792,803
Net assets
Beginning of period	214,440,543	206,609,814	2,287,516,034	2,329,297,495	161,143,131	160,350,328
End of period	$217,019,823	$214,440,543	$2,246,189,906	$2,287,516,034	$155,311,763	$161,143,131
The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$105,938,672	$201,021,056	$2,003,645	$3,025,478	$8,022,893	$13,809,276
Net realized gain (loss)	(28,110,186)	(206,798,623)	(2,668,330)	(1,587,405)	(4,322,883)	(14,557,013)
Change in net unrealized appreciation (depreciation)	(88,912,909)	355,292,742	1,581,598	4,965,946	(2,907,487)	27,768,251
Increase (decrease) in net assets resulting from operations	(11,084,423)	349,515,175	916,913	6,404,019	792,523	27,020,514
Distributions to shareholders
From earnings
Series I	—	(4,297,135)	—	(401,023)	—	(7,901,386)
Series II	—	(12,155,084)	—	(231,579)	—	(1,831,740)
Series NAV	—	(174,392,901)	—	(2,166,578)	—	(3,163,333)
Total distributions	—	(190,845,120)	—	(2,799,180)	—	(12,896,459)
From portfolio share transactions
Portfolio share transactions	(55,963,539)	(100,709,934)	(12,352,171)	4,602,032	12,320,894	(3,277,690)
Total increase (decrease)	(67,047,962)	57,960,121	(11,435,258)	8,206,871	13,113,417	10,846,365
Net assets
Beginning of period	6,016,769,546	5,958,809,425	169,947,151	161,740,280	385,456,108	374,609,743
End of period	$5,949,721,584	$6,016,769,546	$158,511,893	$169,947,151	$398,569,525	$385,456,108
	Total Bond Market Trust		Ultra Short Term Bond Trust
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$15,709,408	$27,783,931	$4,749,435	$7,393,879
Net realized gain (loss)	(2,685,310)	(1,215,772)	(182,107)	(369,380)
Change in net unrealized appreciation (depreciation)	(19,585,292)	19,690,824	287,695	4,411,901
Increase (decrease) in net assets resulting from operations	(6,561,194)	46,258,983	4,855,023	11,436,400
Distributions to shareholders
From earnings
Series I	—	(7,743,364)	—	(285,220)
Series II	—	(1,161,559)	—	(5,451,870)
Series NAV	—	(15,902,568)	—	(1,091,282)
Total distributions	—	(24,807,491)	—	(6,828,372)
From portfolio share transactions
Portfolio share transactions	18,572,627	57,438,609	(21,076,718)	(28,440,641)
Total increase (decrease)	12,011,433	78,890,101	(16,221,695)	(23,832,613)
Net assets
Beginning of period	940,494,572	861,604,471	250,003,577	273,836,190
End of period	$952,506,005	$940,494,572	$233,781,882	$250,003,577
The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
06-30-2024[3]	8.26	0.17	(0.16)	0.01	—	—	—	8.27	0.12[4]	0.71[5]	0.70[5]	4.19[5]	26	59
12-31-2023	8.06	0.30	0.19	0.49	(0.29)	—	(0.29)	8.26	6.43	0.71	0.71	3.68	27	85
12-31-2022	9.79	0.27	(1.64)	(1.37)	(0.30)	(0.06)	(0.36)	8.06	(13.85)	0.71	0.70	3.05	26	91
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
Series II
06-30-2024[3]	8.28	0.16	(0.16)	—	—	—	—	8.28	0.00[4,6]	0.91[5]	0.90[5]	3.99[5]	103	59
12-31-2023	8.08	0.29	0.19	0.48	(0.28)	—	(0.28)	8.28	6.21	0.91	0.91	3.48	105	85
12-31-2022	9.81	0.25	(1.64)	(1.39)	(0.28)	(0.06)	(0.34)	8.08	(14.02)	0.91	0.90	2.83	103	91
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
Series NAV
06-30-2024[3]	8.27	0.17	(0.16)	0.01	—	—	—	8.28	0.12[4]	0.66[5]	0.65[5]	4.24[5]	419	59
12-31-2023	8.07	0.31	0.19	0.50	(0.30)	—	(0.30)	8.27	6.48	0.66	0.66	3.73	425	85
12-31-2022	9.80	0.27	(1.63)	(1.36)	(0.31)	(0.06)	(0.37)	8.07	(13.78)	0.66	0.65	3.10	420	91
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than 0.005%.
Core Bond Trust
Series I
06-30-2024[3]	11.31	0.22	(0.27)	(0.05)	—	—	—	11.26	(0.44)[4]	0.68[5]	0.67[5]	4.00[5]	65	128
12-31-2023	11.04	0.39	0.22	0.61	(0.34)	—	(0.34)	11.31	5.80	0.69	0.68	3.49	63	258
12-31-2022	13.10	0.23	(2.03)	(1.80)	(0.26)	—	(0.26)	11.04	(13.67)	0.68	0.68	1.95	64	275
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
Series II
06-30-2024[3]	11.30	0.21	(0.27)	(0.06)	—	—	—	11.24	(0.53)[4]	0.88[5]	0.87[5]	3.79[5]	66	128
12-31-2023	11.03	0.37	0.22	0.59	(0.32)	—	(0.32)	11.30	5.61	0.89	0.88	3.30	69	258
12-31-2022	13.08	0.21	(2.02)	(1.81)	(0.24)	—	(0.24)	11.03	(13.81)	0.88	0.88	1.76	64	275
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
Series NAV
06-30-2024[3]	11.25	0.22	(0.26)	(0.04)	—	—	—	11.21	(0.36)[4]	0.63[5]	0.62[5]	4.04[5]	658	128
12-31-2023	10.98	0.39	0.23	0.62	(0.35)	—	(0.35)	11.25	5.89	0.64	0.63	3.55	669	258
12-31-2022	13.03	0.24	(2.02)	(1.78)	(0.27)	—	(0.27)	10.98	(13.62)	0.63	0.63	2.00	658	275
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
06-30-2024[3]	4.73	0.17	(0.02)	0.15	—	—	—	4.88	3.17[4]	0.86[5]	0.85[5]	7.18[5]	49	22
12-31-2023	4.30	0.33	0.22	0.55	(0.12)	—	(0.12)	4.73	13.05	0.87	0.86	7.24	50	38
12-31-2022	5.30	0.29	(1.00)	(0.71)	(0.29)	—	(0.29)	4.30	(13.25)	0.85	0.84	6.03	50	32
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80[6]	0.79[6]	5.62	68	57
Series II
06-30-2024[3]	4.87	0.17	(0.02)	0.15	—	—	—	5.02	3.08[4]	1.06[5]	1.05[5]	6.98[5]	32	22
12-31-2023	4.43	0.33	0.22	0.55	(0.11)	—	(0.11)	4.87	12.70	1.07	1.06	7.04	32	38
12-31-2022	5.45	0.28	(1.02)	(0.74)	(0.28)	—	(0.28)	4.43	(13.45)	1.05	1.04	5.80	33	32
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00[6]	0.99[6]	5.42	52	57
Series NAV
06-30-2024[3]	4.63	0.17	(0.02)	0.15	—	—	—	4.78	3.24[4]	0.81[5]	0.80[5]	7.23[5]	102	22
12-31-2023	4.22	0.32	0.21	0.53	(0.12)	—	(0.12)	4.63	12.87	0.82	0.81	7.30	98	38
12-31-2022	5.20	0.28	(0.97)	(0.69)	(0.29)	—	(0.29)	4.22	(13.07)	0.80	0.79	6.12	85	32
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
12-31-2020	5.23	0.28	—[7]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75[6]	0.74[6]	5.66	86	57
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes reimbursement of legal fees of 0.05%. 7. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
06-30-2024[3]	9.67	0.18	(0.15)	0.03	—	—	—	9.70	0.31[4]	0.76[5]	0.75[5]	3.82[5]	100	21
12-31-2023	9.22	0.33	0.27	0.60	(0.15)	—	(0.15)	9.67	6.49	0.77	0.76	3.52	101	41
12-31-2022	11.50	0.27	(2.01)	(1.74)	(0.33)	(0.21)	(0.54)	9.22	(14.88)	0.76	0.75	2.62	100	39
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
Series II
06-30-2024[3]	9.68	0.17	(0.16)	0.01	—	—	—	9.69	0.21[4]	0.96[5]	0.95[5]	3.62[5]	50	21
12-31-2023	9.23	0.31	0.27	0.58	(0.13)	—	(0.13)	9.68	6.28	0.97	0.96	3.32	51	41
12-31-2022	11.50	0.25	(2.00)	(1.75)	(0.31)	(0.21)	(0.52)	9.23	(15.06)	0.96	0.95	2.42	51	39
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
Series NAV
06-30-2024[3]	9.63	0.18	(0.15)	0.03	—	—	—	9.66	0.31[4]	0.71[5]	0.70[5]	3.88[5]	67	21
12-31-2023	9.18	0.33	0.27	0.60	(0.15)	—	(0.15)	9.63	6.57	0.72	0.71	3.58	62	41
12-31-2022	11.45	0.27	(2.00)	(1.73)	(0.33)	(0.21)	(0.54)	9.18	(14.88)	0.71	0.70	2.70	56	39
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
06-30-2024[3]	1.00	0.025	—[4]	0.025	(0.025)	—	(0.025)	1.00	2.53[5]	0.44[6]	0.33[6]	5.03[6]	1,700	—
12-31-2023	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.76	0.44	0.33	4.66	1,780	—
12-31-2022	1.00	0.013	—[4]	0.013	(0.013)	—	(0.013)	1.00	1.29	0.44	0.33	1.33	1,778	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.44	0.07	—	1,522	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	—[4]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
Series II
06-30-2024[3]	1.00	0.024	—[4]	0.024	(0.024)	—	(0.024)	1.00	2.43[5]	0.64[6]	0.53[6]	4.83[6]	52	—
12-31-2023	1.00	0.044	0.001	0.045	(0.045)	—	(0.045)	1.00	4.55	0.64	0.53	4.44	57	—
12-31-2022	1.00	0.010	0.001	0.011	(0.011)	—	(0.011)	1.00	1.07	0.64	0.53	1.00	67	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.64	0.07	—	79	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	—[4]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
Series NAV
06-30-2024[3]	1.00	0.025	—[4]	0.025	(0.025)	—	(0.025)	1.00	2.56[5]	0.39[6]	0.28[6]	5.08[6]	494	—
12-31-2023	1.00	0.047	—[4]	0.047	(0.047)	—	(0.047)	1.00	4.81	0.39	0.28	4.70	451	—
12-31-2022	1.00	0.014	(0.001)	0.013	(0.013)	—	(0.013)	1.00	1.34	0.39	0.28	1.36	484	—
12-31-2021	1.00	—[4]	—[4]	—[4]	—[4]	—	—[4]	1.00	0.00[7]	0.39	0.07	—	393	—
12-31-2020	1.00	0.003	—[4]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	—[4]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Less than $0.0005 per share. 5. Not annualized. 6. Annualized. 7. Less than 0.005%.
Opportunistic Fixed Income Trust
Series I
06-30-2024[3]	11.03	0.29	(0.48)	(0.19)	—	—	—	10.84	(1.72)[4]	0.93[5]	0.82[5]	5.37[5]	20	43
12-31-2023	10.48	0.58	0.26	0.84	(0.29)	—	(0.29)	11.03	8.23	0.93	0.82	5.35	21	89
12-31-2022	12.31	0.47	(1.87)	(1.40)	(0.30)	(0.13)	(0.43)	10.48	(11.12)	0.90	0.82	4.31	21	119
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[6]	0.85[6]	2.34	32	326[7]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16[6]	1.12[6]	2.23	31	45
Series II
06-30-2024[3]	10.83	0.27	(0.47)	(0.20)	—	—	—	10.63	(1.85)[4]	1.13[5]	1.02[5]	5.18[5]	39	43
12-31-2023	10.29	0.54	0.27	0.81	(0.27)	—	(0.27)	10.83	7.97	1.13	1.02	5.13	42	89
12-31-2022	12.10	0.44	(1.84)	(1.40)	(0.28)	(0.13)	(0.41)	10.29	(11.26)	1.10	1.02	4.11	43	119
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[6]	1.05[6]	2.11	59	326[7]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36[6]	1.32[6]	2.03	60	45
Series NAV
06-30-2024[3]	10.98	0.29	(0.48)	(0.19)	—	—	—	10.79	(1.73)[4]	0.88[5]	0.77[5]	5.46[5]	97	43
12-31-2023	10.43	0.58	0.26	0.84	(0.29)	—	(0.29)	10.98	8.21	0.88	0.77	5.40	98	89
12-31-2022	12.25	0.48	(1.86)	(1.38)	(0.31)	(0.13)	(0.44)	10.43	(10.96)	0.85	0.77	4.38	96	119
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[6]	0.80[6]	2.35	106	326[7]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11[6]	1.07[6]	2.28	107	45
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized. 6. Includes interest expense of 0.01% and 0.25% for the year ended December 31, 2020 and the year ended December 31, 2019, respectively. 7. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
06-30-2024[3]	11.75	0.21	(0.23)	(0.02)	—	—	—	11.73	(0.17)[4]	0.66[5]	0.62[5]	3.56[5]	139	59
12-31-2023	11.46	0.39	0.28	0.67	(0.38)	—	(0.38)	11.75	6.10	0.66	0.63	3.36	139	146
12-31-2022	13.94	0.32	(2.32)	(2.00)	(0.38)	(0.10)	(0.48)	11.46	(14.20)	0.66	0.62	2.56	135	120
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
Series II
06-30-2024[3]	11.77	0.19	(0.22)	(0.03)	—	—	—	11.74	(0.25)[4]	0.86[5]	0.82[5]	3.36[5]	374	59
12-31-2023	11.48	0.37	0.27	0.64	(0.35)	—	(0.35)	11.77	5.88	0.86	0.83	3.16	390	146
12-31-2022	13.96	0.30	(2.32)	(2.02)	(0.36)	(0.10)	(0.46)	11.48	(14.38)	0.86	0.82	2.40	413	120
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
Series NAV
06-30-2024[3]	11.74	0.21	(0.23)	(0.02)	—	—	—	11.72	(0.17)[4]	0.61[5]	0.58[5]	3.60[5]	5,437	59
12-31-2023	11.45	0.39	0.28	0.67	(0.38)	—	(0.38)	11.74	6.15	0.61	0.59	3.40	5,487	146
12-31-2022	13.93	0.33	(2.32)	(1.99)	(0.39)	(0.10)	(0.49)	11.45	(14.16)	0.61	0.58	2.61	5,411	120
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized.
Short Term Government Income Trust
Series I
06-30-2024[3]	11.18	0.14	(0.09)	0.05	—	—	—	11.23	0.45[4]	0.73[5]	0.72[5]	2.51[5]	23	50
12-31-2023	10.94	0.20	0.22	0.42	(0.18)	—	(0.18)	11.18	3.92	0.73	0.72	1.77	24	108
12-31-2022	11.88	0.12	(0.89)	(0.77)	(0.17)	—	(0.17)	10.94	(6.48)	0.72	0.71	1.10	25	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
Series II
06-30-2024[3]	11.18	0.13	(0.08)	0.05	—	—	—	11.23	0.36[4]	0.93[5]	0.92[5]	2.32[5]	15	50
12-31-2023	10.95	0.17	0.22	0.39	(0.16)	—	(0.16)	11.18	3.63	0.93	0.92	1.57	15	108
12-31-2022	11.89	0.10	(0.89)	(0.79)	(0.15)	—	(0.15)	10.95	(6.67)	0.92	0.91	0.89	17	52
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
Series NAV
06-30-2024[3]	11.17	0.14	(0.08)	0.06	—	—	—	11.23	0.54[4]	0.68[5]	0.67[5]	2.56[5]	121	50
12-31-2023	10.94	0.20	0.22	0.42	(0.19)	—	(0.19)	11.17	3.87	0.68	0.67	1.83	131	108
12-31-2022	11.88	0.13	(0.90)	(0.77)	(0.17)	—	(0.17)	10.94	(6.43)	0.67	0.66	1.15	119	52
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
06-30-2024[3]	12.62	0.26	(0.23)	0.03	—	—	—	12.65	0.24[4]	0.79[5]	0.79[5]	4.14[5]	225	21
12-31-2023	12.18	0.46	0.42	0.88	(0.44)	—	(0.44)	12.62	7.37	0.80	0.79	3.71	234	39
12-31-2022	14.07	0.38	(1.81)	(1.43)	(0.46)	—	(0.46)	12.18	(10.06)	0.78	0.77	2.97	238	48
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
Series II
06-30-2024[3]	12.66	0.25	(0.24)	0.01	—	—	—	12.67	0.08[4]	0.99[5]	0.99[5]	3.95[5]	63	21
12-31-2023	12.22	0.44	0.41	0.85	(0.41)	—	(0.41)	12.66	7.23	1.00	0.99	3.52	58	39
12-31-2022	14.11	0.36	(1.82)	(1.46)	(0.43)	—	(0.43)	12.22	(10.30)	0.98	0.97	2.80	52	48
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
Series NAV
06-30-2024[3]	12.58	0.26	(0.23)	0.03	—	—	—	12.61	0.24[4]	0.74[5]	0.74[5]	4.22[5]	111	21
12-31-2023	12.14	0.47	0.41	0.88	(0.44)	—	(0.44)	12.58	7.53	0.75	0.74	3.77	93	39
12-31-2022	14.03	0.39	(1.82)	(1.43)	(0.46)	—	(0.46)	12.14	(10.05)	0.73	0.72	3.03	84	48
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized.
Total Bond Market Trust
Series I
06-30-2024[3]	8.99	0.15	(0.22)	(0.07)	—	—	—	8.92	(0.78)[4]	0.57[5]	0.30[5]	3.34[5]	305	9
12-31-2023	8.78	0.27	0.18	0.45	(0.24)	—	(0.24)	8.99	5.35	0.57	0.30	3.08	299	10
12-31-2022	10.45	0.22	(1.64)	(1.42)	(0.25)	—	(0.25)	8.78	(13.49)	0.57	0.30	2.29	271	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
Series II
06-30-2024[3]	9.00	0.14	(0.21)	(0.07)	—	—	—	8.93	(0.78)[4]	0.77[5]	0.50[5]	3.14[5]	43	9
12-31-2023	8.80	0.26	0.16	0.42	(0.22)	—	(0.22)	9.00	5.02	0.77	0.50	2.88	48	10
12-31-2022	10.46	0.20	(1.63)	(1.43)	(0.23)	—	(0.23)	8.80	(13.58)	0.77	0.50	2.08	49	38
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
Series NAV
06-30-2024[3]	8.98	0.15	(0.21)	(0.06)	—	—	—	8.92	(0.67)[4]	0.52[5]	0.25[5]	3.40[5]	605	9
12-31-2023	8.78	0.28	0.16	0.44	(0.24)	—	(0.24)	8.98	5.29	0.52	0.25	3.14	594	10
12-31-2022	10.44	0.22	(1.62)	(1.40)	(0.26)	—	(0.26)	8.78	(13.36)	0.52	0.25	2.39	542	38
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
06-30-2024[3]	11.11	0.23	0.01	0.24	—	—	—	11.35	2.16[4]	0.68[5]	0.61[5]	4.09[5]	10	59
12-31-2023	10.93	0.33	0.17	0.50	(0.32)	—	(0.32)	11.11	4.60	0.68	0.61	2.99	12	41
12-31-2022	11.19	0.10	(0.20)	(0.10)	(0.16)	—	(0.16)	10.93	(0.84)	0.67	0.61	0.94	10	54
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
Series II
06-30-2024[3]	11.11	0.22	0.01	0.23	—	—	—	11.34	2.07[4]	0.88[5]	0.81[5]	3.89[5]	184	59
12-31-2023	10.93	0.31	0.17	0.48	(0.30)	—	(0.30)	11.11	4.41	0.88	0.81	2.77	200	41
12-31-2022	11.19	0.09	(0.21)	(0.12)	(0.14)	—	(0.14)	10.93	(1.04)	0.87	0.81	0.77	228	54
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
Series NAV
06-30-2024[3]	11.12	0.23	0.01	0.24	—	—	—	11.36	2.16[4]	0.63[5]	0.56[5]	4.16[5]	39	59
12-31-2023	10.93	0.34	0.17	0.51	(0.32)	—	(0.32)	11.12	4.74	0.63	0.56	3.04	38	41
12-31-2022	11.20	0.11	(0.21)	(0.10)	(0.17)	—	(0.17)	10.93	(0.88)	0.62	0.56	0.97	35	54
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 6-30-24. Unaudited. 4. Not annualized. 5. Annualized.
The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer
130

Significant accounting policies, continued

specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$293,688,023	—	$293,688,023	—
Corporate bonds	198,812,679	—	198,812,679	—
Capital preferred securities	253,779	—	253,779	—
Municipal bonds	330,346	—	330,346	—
Term loans	190,643	—	190,643	—
Collateralized mortgage obligations	18,598,831	—	18,598,831	—
Asset backed securities	29,204,707	—	29,204,707	—
Common stocks	25,295	—	25,295	—
Preferred securities	153,636	$153,636	—	—
Short-term investments	1,680,212	1,680,212	—	—
Total investments in securities	$542,938,151	$1,833,848	$541,104,303	—
Derivatives:
Liabilities
Futures	$(19,116)	$(19,116)	—	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$392,582,974	—	$392,582,974	—
Foreign government obligations	7,092,153	—	7,092,153	—
Corporate bonds	204,340,482	—	204,340,482	—
Municipal bonds	2,724,970	—	2,724,970	—
Collateralized mortgage obligations	137,124,181	—	137,124,181	—
Asset backed securities	66,952,371	—	66,952,371	—
Short-term investments	17,796,969	$17,796,969	—	—
Total investments in securities	$828,614,100	$17,796,969	$810,817,131	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$518,070	—	$518,070	—
Corporate bonds	154,718,508	—	154,718,508	—
Convertible bonds	1,032,336	—	1,032,336	—
Term loans	8,188,627	—	7,741,078	$447,549
Asset backed securities	11,832,372	—	11,832,372	—
Common stocks	558,906	$442,009	102,213	14,684
Preferred securities	645,497	—	645,497	—
Escrow shares	60,560	—	—	60,560
Escrow certificates	23,616	—	—	23,616
Short-term investments	12,677,720	12,677,720	—	—
Total investments in securities	$190,256,212	$13,119,729	$176,590,074	$546,409
Derivatives:
Assets
Futures	$45,366	$45,366	—	—
Forward foreign currency contracts	1,362	—	$1,362	—
Swap contracts	565,577	—	565,577	—
Liabilities
131

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Forward foreign currency contracts	$(1,107)	—	$(1,107)	—
Swap contracts	(205,615)	—	(205,615)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$130,442,992	—	$130,442,992	—
Foreign government obligations	6,403,866	—	6,403,866	—
Corporate bonds	60,675,465	—	60,675,465	—
Municipal bonds	3,038,998	—	3,038,998	—
Collateralized mortgage obligations	26,746,023	—	26,746,023	—
Asset backed securities	20,325,000	—	20,325,000	—
Short-term investments	6,900,000	—	6,900,000	—
Total investments in securities	$254,532,344	—	$254,532,344	—
Derivatives:
Assets
Futures	$208,522	$208,522	—	—
Forward foreign currency contracts	31,628	—	$31,628	—
Swap contracts	1,235,238	—	1,235,238	—
Liabilities
Futures	(201,707)	(201,707)	—	—
Forward foreign currency contracts	(3,535)	—	(3,535)	—
Swap contracts	(4,348)	—	(4,348)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$823,408,202	—	$823,408,202	—
U.S. Government Agency	1,162,364,277	—	1,162,364,277	—
Corporate bonds	675,980	—	675,980	—
Repurchase agreement	250,383,000	—	250,383,000	—
Total investments in securities	$2,236,831,459	—	$2,236,831,459	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$54,091,047	—	$54,091,047	—
Foreign government obligations	58,499,285	—	58,499,285	—
Corporate bonds	21,332,441	—	21,332,441	—
Convertible bonds	10,684,013	—	10,684,013	—
Municipal bonds	286,252	—	286,252	—
Term loans	3,444,417	—	3,444,417	—
Collateralized mortgage obligations	6,212,124	—	6,212,124	—
Asset backed securities	5,337,515	—	5,337,515	—
Preferred securities	1,167,238	$1,167,238	—	—
Escrow certificates	9,225	—	9,225	—
Short-term investments	17,344,555	17,344,555	—	—
Total investments in securities	$178,408,112	$18,511,793	$159,896,319	—
Liabilities
Sale commitments outstanding	$(8,460,379)	—	$(8,460,379)	—
132

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Derivatives:
Assets
Futures	$497,539	$497,539	—	—
Forward foreign currency contracts	1,395,952	—	$1,395,952	—
Swap contracts	1,817,854	—	1,817,854	—
Liabilities
Futures	(119,817)	(119,817)	—	—
Forward foreign currency contracts	(744,117)	—	(744,117)	—
Swap contracts	(2,272,352)	—	(2,272,352)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,311,543,203	—	$3,311,543,203	—
Corporate bonds	1,843,405,365	—	1,843,405,365	—
Municipal bonds	32,918,667	—	32,918,667	—
Collateralized mortgage obligations	259,504,405	—	259,504,405	—
Asset backed securities	449,625,737	—	449,625,737	—
Short-term investments	15,940,424	$15,940,424	—	—
Total investments in securities	$5,912,937,801	$15,940,424	$5,896,997,377	—
Derivatives:
Assets
Futures	$440,985	$440,985	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$150,694,673	—	$150,694,673	—
Municipal bonds	4,776,199	—	4,776,199	—
Collateralized mortgage obligations	795,851	—	795,851	—
Short-term investments	1,011,542	$1,011,542	—	—
Total investments in securities	$157,278,265	$1,011,542	$156,266,723	—
Derivatives:
Assets
Futures	$48,355	$48,355	—	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$55,698,326	—	$55,698,326	—
Foreign government obligations	91,200,908	—	91,200,908	—
Corporate bonds	169,289,428	—	169,289,428	—
Convertible bonds	12,664,599	—	12,664,599	—
Municipal bonds	12,526,782	—	12,526,782	—
Term loans	9,154,566	—	9,154,566	—
Collateralized mortgage obligations	24,023,506	—	24,023,506	—
Asset backed securities	7,042,049	—	7,042,049	—
Preferred securities	3,864,306	$3,864,306	—	—
Short-term investments	10,192,309	10,192,309	—	—
Total investments in securities	$395,656,779	$14,056,615	$381,600,164	—
133

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Derivatives:
Assets
Futures	$63,946	$63,946	—	—
Forward foreign currency contracts	1,012,530	—	$1,012,530	—
Liabilities
Futures	(194,746)	(194,746)	—	—
Forward foreign currency contracts	(364,389)	—	(364,389)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$674,129,856	—	$674,129,856	—
Foreign government obligations	7,615,427	—	7,615,427	—
Corporate bonds	238,639,201	—	238,639,201	—
Municipal bonds	2,712,033	—	2,712,033	—
Collateralized mortgage obligations	16,416,065	—	16,416,065	—
Asset backed securities	4,390,354	—	4,390,354	—
Short-term investments	3,464,950	$3,464,950	—	—
Total investments in securities	$947,367,886	$3,464,950	$943,902,936	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,119,367	—	$1,119,367	—
Corporate bonds	127,959,808	—	127,959,808	—
Collateralized mortgage obligations	492,688	—	492,688	—
Asset backed securities	50,739,480	—	50,739,480	—
Short-term investments	52,028,239	$1,617,448	50,410,791	—
Total investments in securities	$232,339,582	$1,617,448	$230,722,134	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable
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price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset-backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
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Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at June 30, 2024:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$134,493	$137,473
Core Bond Trust	35,754	36,500
High Yield Trust	11,241,928	11,476,238
Opportunistic Fixed Income Trust	984,755	1,005,341
Strategic Income Opportunities Trust	1,521,499	1,559,350
Total Bond Market Trust	1,490,992	1,520,887
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2024 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$2,692
Core Bond Trust	1,842
High Yield Trust	2,251
Investment Quality Bond Trust	2,286
Money Market Trust	4,772
Opportunistic Fixed Income Trust	2,219
Portfolio	Commitment fee
Select Bond Trust	$9,367
Short Term Government Income Trust	2,227
Strategic Income Opportunities Trust	2,517
Total Bond Market Trust	3,195
Ultra Short Term Bond Trust	2,315

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Active Bond Trust	$20,316,630	$27,907,204
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	No Expiration Date
Portfolio	Short Term	Long Term
Core Bond Trust	$61,598,237	$60,040,685
High Yield Trust	3,582,285	75,935,342
Investment Quality Bond Trust	13,277,412	7,022,052
Opportunistic Fixed Income Trust	9,864,759	9,869,967
Select Bond Trust	388,847,426	337,471,726
Short Term Government Income Trust	4,876,936	24,872,859
Strategic Income Opportunities Trust	4,162,496	14,652,766
Total Bond Market Trust	10,705,114	14,491,687
Ultra Short Term Bond Trust	7,161,809	20,064,506
As of December 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$579,439,416	$2,539,332	$(39,059,713)	$(36,520,381)
Core Bond Trust	854,944,265	3,909,855	(30,240,020)	(26,330,165)
High Yield Trust	207,276,651	4,079,291	(20,694,147)	(16,614,856)
Investment Quality Bond Trust	278,079,022	2,295,994	(24,576,874)	(22,280,880)
Money Market Trust	2,236,831,459	—	—	—
Opportunistic Fixed Income Trust	184,579,699	2,973,849	(17,030,756)	(14,056,907)
Select Bond Trust	6,351,984,649	22,625,402	(461,231,265)	(438,605,863)
Short Term Government Income Trust	164,262,869	75,196	(7,011,445)	(6,936,249)
Strategic Income Opportunities Trust	423,161,464	2,903,397	(29,890,741)	(26,987,344)
Total Bond Market Trust	1,040,623,913	1,844,944	(95,100,971)	(93,256,027)
Ultra Short Term Bond Trust	232,953,427	257,729	(871,574)	(613,845)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities, and wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the
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portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Active Bond Trust	To manage against changes in interest rates and manage duration of the portfolio.	From $2.9 million to $5.6 million
High Yield Trust	To manage duration of the portfolio.	From $8.6 million to $8.8 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $43.7 million to $77.8 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $101.8 million to $118.2 million
Select Bond Trust	To manage against changes in interest rates and manage duration of the portfolio.	From $28.2 million to $83.7 million
Short Term Government Income Trust	To manage against changes in interest rates and manage duration of the portfolio.	From $7.0 million to $7.2 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $9.4 million to $33.9 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $482,000 to $501,000
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $5.1 million to $5.3 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $135.1 million to $143.5 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to enhance potential gain/income.	From $181.6 million to $531.5 million
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized
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appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $4.4 million to $7.8 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $47.3 million to $58.1 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against potential credit events.	From $1.1 million to $2.0 million
Investment Quality Bond Trust	To manage against potential credit events.	Up to $2.5 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $96.7 million to $135.1 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	From $5.7 million to $6.4 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $596,000 to $873,000
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	Up to $15.0 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return
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receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $20.0 million to $22.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2024 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Active Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	—	$(19,116)
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$45,366	—
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,362	$(1,107)
	Credit	Swap contracts, at value[2]	Credit default swaps	565,577	(205,615)
				$612,305	$(206,722)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$208,522	$(201,707)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	31,628	(3,535)
	Credit	Swap contracts, at value[2]	Credit default swaps	48,613	—
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	1,186,625	(4,348)
				$1,475,388	$(209,590)
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$497,539	$(119,817)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,395,952	(744,117)
	Credit	Swap contracts, at value[2]	Credit default swaps	1,020,528	(1,294,178)
	Interest rate	Swap contracts, at value	Total return swaps	92,432	(50,418)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	33,477	(927,756)
	Inflation	Swap contracts, at value	Inflation swaps	671,417	—
				$3,711,345	$(3,136,286)
Select Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$440,985	—
Short Term Government Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$48,355	—
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$63,946	$(194,746)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,012,530	(364,389)
				$1,076,476	$(559,135)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
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For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$1,395,952	$(744,117)
Swap contracts	1,117,904	(480,716)
Totals	$2,513,856	$(1,224,833)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$300,878	$(9,778)	$291,100	$291,100	—	—
Barclays Bank PLC	156,646	(94,981)	61,665	61,665	—	—
Citibank, N.A.	110,101	(9,054)	101,047	90,000	—	$11,047
Deutsche Bank AG	362,843	(311,975)	50,868	—	—	50,868
Goldman Sachs International	73,163	(122,520)	(49,357)	—	—	(49,357)
HSBC Bank PLC	692,160	(222,840)	469,320	390,000	—	79,320
JPMorgan Chase Bank, N.A.	537,169	(167,086)	370,083	250,000	—	120,083
Morgan Stanley & Co. International PLC	280,870	(286,599)	(5,729)	—	$5,729	—
State Street Bank and Trust Company	26	—	26	—	—	—
Totals	$2,513,856	$(1,224,833)	$1,289,023	$1,082,765	$5,729	$211,987

[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2024:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Active Bond Trust	Interest rate	$(62,383)	—	—	$(62,383)
High Yield Trust	Interest rate	$(90,596)	—	—	$(90,596)
	Currency	—	$1,601	—	1,601
	Credit	—	—	$341,951	341,951
	Total	$(90,596)	$1,601	$341,951	$252,956
Investment Quality Bond Trust	Interest rate	$629,636	—	$336,076	$965,712
	Currency	—	$180,812	—	180,812
	Credit	—	—	(38,352)	(38,352)
	Total	$629,636	$180,812	$297,724	$1,108,172
Opportunistic Fixed Income Trust	Interest rate	$(483,113)	—	$(1,424,428)	$(1,907,541)
	Currency	—	$376,727	—	376,727
	Credit	—	—	(1,179,274)	(1,179,274)
	Total	$(483,113)	$376,727	$(2,603,702)	$(2,710,088)
Select Bond Trust	Interest rate	$(1,330,697)	—	—	$(1,330,697)
Short Term Government Income Trust	Interest rate	$(84,501)	—	—	$(84,501)
Strategic Income Opportunities Trust	Interest rate	$73,761	—	—	$73,761
	Currency	—	$(15,893)	—	(15,893)
	Total	$73,761	$(15,893)	—	$57,868
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Active Bond Trust	Interest rate	$(66,195)	—	—	$(66,195)
High Yield Trust	Interest rate	$(152,466)	—	—	$(152,466)
	Currency	—	$(20,197)	—	(20,197)
	Credit	—	—	$(88,480)	(88,480)
	Total	$(152,466)	$(20,197)	$(88,480)	$(261,143)
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		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Swap contracts	Total
Investment Quality Bond Trust	Interest rate	$1,528,563	—	$48,277	$1,576,840
	Currency	—	$76,185	—	76,185
	Credit	—	—	73,646	73,646
	Total	$1,528,563	$76,185	$121,923	$1,726,671
Opportunistic Fixed Income Trust	Interest rate	$33,660	—	$558,755	$592,415
	Currency	—	$892,457	—	892,457
	Credit	—	—	755,506	755,506
	Inflation	—	—	208,736	208,736
	Total	$33,660	$892,457	$1,522,997	$2,449,114
Select Bond Trust	Interest rate	$(162,538)	—	—	$(162,538)
Short Term Government Income Trust	Interest rate	$(113,953)	—	—	$(113,953)
Strategic Income Opportunities Trust	Interest rate	$849,527	—	—	$849,527
	Currency	—	$2,253,567	—	2,253,567
	Total	$849,527	$2,253,567	—	$3,103,094
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.57% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Manulife Investment Management I PLC, which terminated on February 9, 2024.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
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•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and certain of its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following subadvisors.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC[1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
Core Bond Trust	Allspring Global Investments, LLC
High Yield Trust	Western Asset Management Company, LLC (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements.The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the six months ended June 30, 2024, this waiver amounted to 0.01% of the portfolios’ average net assets, on an annualized basis. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2025, unless renewed by mutual agreement of the Advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. These voluntary advisory fee waivers may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2024, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$1,079	$4,271	$17,405	$22,755
Core Bond Trust	2,480	2,650	26,212	31,342
High Yield Trust	1,953	1,270	3,948	7,171
Investment Quality Bond Trust	3,946	1,989	2,525	8,460
Money Market Trust	933,442	29,215	255,732	1,218,389
Opportunistic Fixed Income Trust	11,003	21,568	52,501	85,072
Select Bond Trust	26,103	72,294	762,610	861,007
Short Term Government Income Trust	1,002	659	5,300	6,961
Strategic Income Opportunities Trust	10,441	2,784	4,732	17,957
Total Bond Market Trust	405,373	60,236	785,100	1,250,709
Ultra Short Term Bond Trust	3,641	65,936	13,505	83,082
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
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The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2024, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.57%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.24%
Opportunistic Fixed Income Trust	0.54%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.65%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2024, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2024 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$6,432	$127,017	$133,449
Core Bond Trust	15,483	82,840	98,323
High Yield Trust	12,214	39,692	51,906
Investment Quality Bond Trust	24,663	62,161	86,824
Money Market Trust	430,144	67,298	497,442
Opportunistic Fixed Income Trust	5,071	49,685	54,756
Select Bond Trust	34,094	472,340	506,434
Short Term Government Income Trust	5,693	18,751	24,444
Strategic Income Opportunities Trust	56,450	75,248	131,698
Total Bond Market Trust	75,628	56,203	131,831
Ultra Short Term Bond Trust	2,639	239,139	241,778
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, open loans, if any, are presented under the caption Receivable/Payable for interfund lending in the Statements of assets and liabilities. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Investment Quality Bond Trust	Lender	$8,000,000	1	5.810%	$1,291
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2024 and for the year ended December 31, 2023 were as follows:
Active Bond Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	281,122	$2,309,238	306,457	$2,507,329
Distributions reinvested	—	—	119,289	906,598
Repurchased	(330,669)	(2,702,036)	(373,931)	(3,046,802)
Net increase (decrease)	(49,547)	$(392,798)	51,815	$367,125
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Active Bond Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	743,120	$6,145,289	1,201,959	$9,967,755
Distributions reinvested	—	—	446,010	3,398,593
Repurchased	(962,875)	(7,896,422)	(1,730,636)	(14,134,886)
Net decrease	(219,755)	$(1,751,133)	(82,667)	$(768,538)
Series NAV shares
Sold	858,671	$7,043,612	1,296,896	$10,656,196
Distributions reinvested	—	—	1,939,218	14,738,060
Repurchased	(1,684,922)	(13,817,446)	(3,943,360)	(32,072,706)
Net decrease	(826,251)	$(6,773,834)	(707,246)	$(6,678,450)
Total net decrease	(1,095,553)	$(8,917,765)	(738,098)	$(7,079,863)
Core Bond Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	534,762	$5,986,894	371,410	$4,131,401
Distributions reinvested	—	—	174,491	1,823,436
Repurchased	(303,582)	(3,397,387)	(744,937)	(8,312,537)
Net increase (decrease)	231,180	$2,589,507	(199,036)	$(2,357,700)
Series II shares
Sold	206,940	$2,303,705	627,495	$7,059,679
Distributions reinvested	—	—	181,648	1,896,410
Repurchased	(416,540)	(4,650,080)	(491,772)	(5,483,578)
Net increase (decrease)	(209,600)	$(2,346,375)	317,371	$3,472,511
Series NAV shares
Sold	1,027,030	$11,417,866	2,518,368	$28,007,079
Distributions reinvested	—	—	1,960,375	20,368,300
Repurchased	(1,731,300)	(19,246,958)	(4,967,291)	(54,951,713)
Net decrease	(704,270)	$(7,829,092)	(488,548)	$(6,576,334)
Total net decrease	(682,690)	$(7,585,960)	(370,213)	$(5,461,523)
High Yield Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	273,945	$1,316,439	1,016,859	$4,618,812
Distributions reinvested	—	—	283,013	1,248,089
Repurchased	(875,548)	(4,186,123)	(2,234,506)	(10,104,008)
Net decrease	(601,603)	$(2,869,684)	(934,634)	$(4,237,107)
Series II shares
Sold	173,545	$858,758	501,392	$2,359,376
Distributions reinvested	—	—	168,708	765,932
Repurchased	(504,178)	(2,478,023)	(1,447,906)	(6,748,694)
Net decrease	(330,633)	$(1,619,265)	(777,806)	$(3,623,386)
Series NAV shares
Sold	1,537,185	$7,192,308	4,749,619	$20,981,214
Distributions reinvested	—	—	574,556	2,482,084
Repurchased	(1,358,619)	(6,327,954)	(4,351,654)	(19,236,402)
Net increase	178,566	$864,354	972,521	$4,226,896
Total net decrease	(753,670)	$(3,624,595)	(739,919)	$(3,633,597)
Investment Quality Bond Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	564,494	$5,455,305	666,014	$6,348,955
Distributions reinvested	—	—	168,973	1,500,476
Repurchased	(676,696)	(6,492,727)	(1,270,602)	(11,895,096)
Net decrease	(112,202)	$(1,037,422)	(435,615)	$(4,045,665)
Series II shares
Sold	345,092	$3,334,869	486,100	$4,605,310
Distributions reinvested	—	—	74,201	659,646
Repurchased	(443,467)	(4,245,602)	(761,523)	(7,159,942)
Net decrease	(98,375)	$(910,733)	(201,222)	$(1,894,986)
145

Portfolio share transactions, continued

Investment Quality Bond Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	626,337	$5,981,294	1,780,626	$16,672,283
Distributions reinvested	—	—	106,187	938,691
Repurchased	(209,774)	(2,001,560)	(1,472,057)	(13,769,776)
Net increase	416,563	$3,979,734	414,756	$3,841,198
Total net increase (decrease)	205,986	$2,031,579	(222,081)	$(2,099,453)
Money Market Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	73,921,254	$73,921,254	259,037,980	$259,037,980
Distributions reinvested	43,301,885	43,301,885	83,681,000	83,681,000
Repurchased	(196,646,664)	(196,646,664)	(341,091,020)	(341,091,020)
Net increase (decrease)	(79,423,525)	$(79,423,525)	1,627,960	$1,627,960
Series II shares
Sold	112,310	$112,310	269,172	$269,172
Distributions reinvested	1,300,428	1,300,428	2,740,275	2,740,275
Repurchased	(6,712,158)	(6,712,158)	(12,899,573)	(12,899,573)
Net decrease	(5,299,420)	$(5,299,420)	(9,890,126)	$(9,890,126)
Series NAV shares
Sold	178,581,062	$178,581,062	164,651,415	$164,651,415
Distributions reinvested	11,992,987	11,992,987	22,384,365	22,384,365
Repurchased	(147,147,343)	(147,147,343)	(220,557,952)	(220,557,952)
Net increase (decrease)	43,426,706	$43,426,706	(33,522,172)	$(33,522,172)
Total net decrease	(41,296,239)	$(41,296,239)	(41,784,338)	$(41,784,338)
Opportunistic Fixed Income Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	35,267	$382,444	108,082	$1,161,614
Distributions reinvested	—	—	54,065	552,545
Repurchased	(159,927)	(1,734,738)	(239,452)	(2,576,756)
Net decrease	(124,660)	$(1,352,294)	(77,305)	$(862,597)
Series II shares
Sold	184,260	$1,972,300	275,331	$2,962,141
Distributions reinvested	—	—	101,770	1,021,768
Repurchased	(356,727)	(3,796,212)	(743,134)	(7,857,182)
Net decrease	(172,467)	$(1,823,912)	(366,033)	$(3,873,273)
Series NAV shares
Sold	424,347	$4,586,032	2,338,066	$24,654,602
Distributions reinvested	—	—	297,059	3,021,089
Repurchased	(413,295)	(4,477,054)	(2,890,471)	(30,202,113)
Net increase (decrease)	11,052	$108,978	(255,346)	$(2,526,422)
Total net decrease	(286,075)	$(3,067,228)	(698,684)	$(7,262,292)
Select Bond Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	716,049	$8,385,898	970,072	$11,422,699
Distributions reinvested	—	—	397,147	4,297,135
Repurchased	(725,177)	(8,427,576)	(1,346,021)	(15,630,208)
Net increase (decrease)	(9,128)	$(41,678)	21,198	$89,626
Series II shares
Sold	3,962,388	$46,076,374	5,491,764	$64,218,283
Distributions reinvested	—	—	1,121,318	12,155,084
Repurchased	(5,235,350)	(61,100,434)	(9,418,124)	(109,926,087)
Net decrease	(1,272,962)	$(15,024,060)	(2,805,042)	$(33,552,720)
146

Portfolio share transactions, continued

Select Bond Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	7,104,542	$82,624,085	7,202,145	$84,587,322
Distributions reinvested	—	—	16,132,553	174,392,901
Repurchased	(10,638,627)	(123,521,886)	(28,375,245)	(326,227,063)
Net decrease	(3,534,085)	$(40,897,801)	(5,040,547)	$(67,246,840)
Total net decrease	(4,816,175)	$(55,963,539)	(7,824,391)	$(100,709,934)
Short Term Government Income Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	71,715	$800,293	551,531	$6,098,865
Distributions reinvested	—	—	36,995	401,023
Repurchased	(171,258)	(1,908,443)	(769,920)	(8,495,910)
Net decrease	(99,543)	$(1,108,150)	(181,394)	$(1,996,022)
Series II shares
Sold	232,017	$2,588,538	182,730	$2,018,812
Distributions reinvested	—	—	21,363	231,579
Repurchased	(247,005)	(2,755,068)	(430,444)	(4,746,186)
Net decrease	(14,988)	$(166,530)	(226,351)	$(2,495,795)
Series NAV shares
Sold	2,637,096	$29,380,575	3,589,194	$39,602,744
Distributions reinvested	—	—	200,053	2,166,578
Repurchased	(3,618,478)	(40,458,066)	(2,958,253)	(32,675,473)
Net increase (decrease)	(981,382)	$(11,077,491)	830,994	$9,093,849
Total net increase (decrease)	(1,095,913)	$(12,352,171)	423,249	$4,602,032
Strategic Income Opportunities Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	759,694	$9,541,649	1,183,099	$14,687,018
Distributions reinvested	—	—	671,887	7,901,386
Repurchased	(1,501,347)	(18,838,995)	(2,890,374)	(35,940,525)
Net decrease	(741,653)	$(9,297,346)	(1,035,388)	$(13,352,121)
Series II shares
Sold	472,408	$5,951,715	622,612	$7,779,502
Distributions reinvested	—	—	155,232	1,831,740
Repurchased	(93,097)	(1,172,866)	(461,873)	(5,741,084)
Net increase	379,311	$4,778,849	315,971	$3,870,158
Series NAV shares
Sold	1,450,913	$18,137,177	615,294	$7,646,170
Distributions reinvested	—	—	269,909	3,163,333
Repurchased	(103,773)	(1,297,786)	(372,798)	(4,605,230)
Net increase	1,347,140	$16,839,391	512,405	$6,204,273
Total net increase (decrease)	984,798	$12,320,894	(207,012)	$(3,277,690)
Total Bond Market Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	3,649,620	$32,345,929	5,964,432	$52,875,545
Distributions reinvested	—	—	929,575	7,743,364
Repurchased	(2,741,529)	(24,327,068)	(4,454,065)	(39,475,754)
Net increase	908,091	$8,018,861	2,439,942	$21,143,155
Series II shares
Sold	152,930	$1,349,671	881,973	$7,892,745
Distributions reinvested	—	—	139,109	1,161,559
Repurchased	(690,606)	(6,136,941)	(1,303,210)	(11,569,760)
Net decrease	(537,676)	$(4,787,270)	(282,128)	$(2,515,456)
147

Portfolio share transactions, continued

Total Bond Market Trust, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,036,564	$26,951,097	6,301,806	$56,502,077
Distributions reinvested	—	—	1,909,072	15,902,568
Repurchased	(1,313,101)	(11,610,061)	(3,813,769)	(33,593,735)
Net increase	1,723,463	$15,341,036	4,397,109	$38,810,910
Total net increase	2,093,878	$18,572,627	6,554,923	$57,438,609
Ultra Short Term Bond Trust	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	210,704	$2,354,798	465,753	$5,168,178
Distributions reinvested	—	—	26,047	285,220
Repurchased	(354,821)	(3,969,255)	(408,090)	(4,522,640)
Net increase (decrease)	(144,117)	$(1,614,457)	83,710	$930,758
Series II shares
Sold	2,421,982	$27,196,935	3,190,142	$35,290,612
Distributions reinvested	—	—	497,433	5,451,870
Repurchased	(4,144,824)	(46,521,733)	(6,565,143)	(72,647,682)
Net decrease	(1,722,842)	$(19,324,798)	(2,877,568)	$(31,905,200)
Series NAV shares
Sold	344,627	$3,859,974	722,053	$7,967,244
Distributions reinvested	—	—	99,570	1,091,282
Repurchased	(355,713)	(3,997,437)	(587,242)	(6,524,725)
Net increase (decrease)	(11,086)	$(137,463)	234,381	$2,533,801
Total net decrease	(1,878,045)	$(21,076,718)	(2,559,477)	$(28,440,641)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 61.62% and 99.80% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.92% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 40.15% and 99.57% of Series II and Series NAV shares, respectively, on June 30, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$252,387,280	$75,070,245	$258,942,040	$60,855,530
Core Bond Trust	739,278,314	303,553,089	763,004,085	266,876,867
High Yield Trust	66,927	43,566,803	66,276	38,571,176
Investment Quality Bond Trust	18,996,678	44,214,645	9,680,645	44,392,046
Opportunistic Fixed Income Trust	11,654,227	59,413,969	8,637,515	63,341,549
Select Bond Trust	2,576,116,702	1,088,173,824	2,750,271,069	742,427,798
Short Term Government Income Trust	55,404,516	22,552,425	49,292,929	39,179,745
Strategic Income Opportunities Trust	1,949,488	103,375,981	6,064,212	73,122,366
Total Bond Market Trust	85,533,904	31,757,985	47,534,043	33,552,772
Ultra Short Term Bond Trust	—	108,937,306	—	109,006,464
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	168,075	$8,344,633	$114,805,619	$(121,469,524)	$(785)	$269	$141,650	—	$1,680,212
Core Bond Trust
John Hancock Collateral Trust*	3,683	$1,029,703	$2,963,400	$(3,956,280)	$(57)	$52	$292	—	$36,818
148

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield Trust
John Hancock Collateral Trust*	1,147,933	$7,444,672	$29,250,420	$(25,214,900)	$(3,766)	$(770)	$76,382	—	$11,475,656
Investment Quality Bond Trust
John Hancock Collateral Trust*	—	$234,527	$1,053,126	$(1,287,670)	$1	$16	$237	—	—
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	100,548	$1,891,256	$5,416,187	$(6,301,955)	$(337)	$4	$9,405	—	$1,005,155
Select Bond Trust
John Hancock Collateral Trust*	1,594,553	$29,772,485	$745,990,282	$(759,809,992)	$(12,584)	$233	$1,053,261	—	$15,940,424
Short Term Government Income Trust
John Hancock Collateral Trust	101,187	$1,387,336	$69,691,259	$(70,065,889)	$(1,235)	$71	$67,034	—	$1,011,542
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	1,019,557	$14,208,187	$57,274,623	$(61,285,782)	$(4,890)	$171	$298,270	—	$10,192,309
Total Bond Market Trust
John Hancock Collateral Trust*	346,606	$5,599,037	$78,059,354	$(80,191,936)	$(1,633)	$128	$121,820	—	$3,464,950
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	161,797	$7,157,765	$196,218,934	$(201,757,198)	$(2,235)	$182	$169,932	—	$1,617,448
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At June 30, 2024, affiliated concentration (as a percentage of the portfolios' net assets) is as follows:
Portfolio	Affiliated Concentration
Core Bond Trust	53.3%
Select Bond Trust	90.6%
10.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
[1]	Less than 0.05%.
11.  LIBOR discontinuation risk
Certain debt securities, derivatives and other financial instruments have traditionally utilized LIBOR as the reference or benchmark rate for interest rate calculations. However, following allegations of manipulation and concerns regarding liquidity, the U.K. Financial Conduct Authority (UK FCA) announced that LIBOR would be discontinued as of June 30, 2023. The UK FCA elected to require the ICE Benchmark Administration Limited, the administrator of LIBOR, to continue publishing a subset of British pound sterling and U.S. dollar LIBOR settings on a “synthetic” basis. The publication of the one-, three and six-month U.S. dollar LIBOR will continue until September 30, 2024.
Although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, the impact on certain debt securities, derivatives and other financial instruments remains uncertain. Market participants have adopted alternative rates such as Secured Overnight Financing Rate (SOFR) or otherwise amended financial instruments referencing LIBOR to include fallback provisions and other measures that contemplated the discontinuation of LIBOR or other similar market disruption events, but neither the effect of the transition process nor the viability of
149

LIBOR discontinuation risk, continued

such measures is known. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. However, there are obstacles to converting certain longer term securities and transactions to a new benchmark or benchmarks and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined. Certain proposed replacement rates to LIBOR, such as SOFR, which is a broad measure of secured overnight U.S. Treasury repo rates, are materially different from LIBOR, and changes in the applicable spread for financial instruments transitioning away from LIBOR will need to be made to accommodate the differences.
The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the portfolios' performance.
12.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
13.  New rule issuance
On July 12, 2023, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that will affect the manner in which the fund and other money market funds operate. The amendments increase the required minimum level of liquid assets for money market funds, remove the ability to impose redemption gates, and require certain money market funds to impose liquidity fees under certain circumstances. The amendments are effective on October 2, 2023, with staggered compliance dates for various provisions in the rule. The Advisor is compliant with all amendments that are effective to date and amendments that will become effective after the date of these financial statements are not applicable.
150

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and each Subadvisory Agreement and Sub-Subadvisory Agreement (collectively, the Subadvisory Agreements) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 24 - 27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28 - 30, 2024. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24 - 27, 2024, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the applicable Subadvisory Agreements between the Advisor and the sub-advisors (and sub-subadvisors) (each, a Subadvisor and collectively, the Subadvisors) with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreements with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and each Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to each Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisors with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of certain of the Subadvisors with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisors in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisors, and is also responsible for monitoring and reviewing the activities of the Subadvisors and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisors’ investment performance and compliance programs, such as the Subadvisors’ compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;

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(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that the performance of each of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and/or the Fund’s respective benchmark, with certain exceptions noted in Appendix A. In such cases, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of each Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fees of the Funds, and that such fees are negotiated at arm’s length with respect to unaffiliated Subadvisors. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the
Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisors that are affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that certain of the Funds’ Subadvisors are affiliates of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor and are negotiated at arm’s length with respect to the unaffiliated Subadvisors;
(k) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

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Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including any Subadvisors that are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to each Fund (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) most of the Funds’ fee structures contain breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for Funds and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure, including with respect to those Funds that did not currently have breakpoints; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile;
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust’s Advisor and Subadvisors.
Nature, extent, and quality of services. With respect to the services provided by each of the Subadvisors with respect to each Fund, the Board received information provided to the Board by each Subadvisor, including each Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor’s current level of staffing and its overall resources, as well as received information relating to a Subadvisor’s compensation program. The Board reviewed each Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed each Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with each of the Subadvisors and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws.  The Board also took into account the financial condition of each Subadvisor.
The Board considered each Subadvisor’s investment process and philosophy. The Board took into account that each Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also relied on the ability of the Advisor to negotiate each Subadvisory Agreement with Subadvisors that are not affiliated with the Advisor and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from their relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreements.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which unaffiliated Subadvisors or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s Advisor or its affiliates, and may include shares of the Trust, other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreements.
In addition, the Board considered other potential indirect benefits that the Subadvisors and their affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by each Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of each

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John Hancock Variable Insurance Trust
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Subadvisor. The Board was mindful of the Advisor’s focus on each Subadvisor’s performance. The Board also noted each Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	Each Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	Although not without variation, the performance of each Fund managed by a Subadvisor generally has been in line with or outperformed the historical performance of comparable funds and the Fund’s respective benchmarks based on the median percentile, with the exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	With respect to those Funds that have subadvisory fees that contain breakpoints, certain breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and each of the Subadvisory Agreements with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Active Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust performed in-line with the peer group median for the one-year period and outperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Core Bond Trust (Allspring Global Investments, LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five-and ten-year periods.	The subadviser fees for this Trust are equal to the peer group median.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the benchmark index and the peer group median for the one-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
High Yield Trust (Western Asset Management Company, LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-year period.
The Board noted that the Trust outperformed its Morningstar peer group and benchmark Index for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
Investment Quality Bond Trust (Wellington Management Company LLP)	Benchmark Index – The Trust outperformed the benchmark index for the one-, five-and ten-year periods and underperformed the benchmark index for the three-year period.
Broadridge Category – The Trust outperformed the peer group median for the one- and ten-year periods, performed in-line with the peer group median for the five-year period and underperformed the peer group median for the three-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the three-year period relative to the benchmark index and to the peer group median.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one-, five- and ten-year periods and to the peer group median for the one- and ten-year periods, and the Trust’s in-line performance relative to the peer group median for the 5-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Money Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Opportunistic Fixed Income Trust Wellington Management Company LLP	Benchmark Index – The Trust outperformed the benchmark index for the one- and five-year periods and underperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three- and ten-year periods.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net management fees are lower than the peer group median.
Select Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one- and five-year periods and underperformed the benchmark index for the three- and ten-year periods.
Broadridge Category – The Trust outperformed the peer group median for the one-, five- and ten-year periods, and underperformed the peer group median for the three-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the benchmark index for the three- and ten-year periods and to the peer group median for the three-year period.
The Board noted the Trust’s favorable performance relative to the benchmark index for the one- and five-year periods and relative to the peer group median for the one-, five- and ten-year periods.
The Board took into account management’s discussion of the Trust’s expenses.
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John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Short Term Government Income Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, five- and ten-year periods and outperformed the peer group median for the three-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and for the one-, five- and ten-year periods relative to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s outlook for the Trust.
The Board noted the Trust’s favorable performance relative to the peer group median for the three-year period.
The Board noted that the Trust outperformed its Morningstar peer group for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are equal to the peer group median.
Strategic Income Opportunities Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust outperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three- and ten-year periods and outperformed the peer group median for the five- year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the Trust’s performance relative to the peer group median for the one-, three- and ten-year periods.
The Board noted the Trust's favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the five-year period.
The Board took into account management’s discussion of the Trust’s expenses. The Board noted the Trust’s net total expenses are lower than the peer group median.
158

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Total Bond Market Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	The subadviser fees for this Trust are lower than the peer group median.
Net management fees for this Trust are equal to the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one, three-, five- and ten-year periods relative to the benchmark index and to the peer group median including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted that the Trust outperformed its benchmark Index for the year-to-date period ended May 31, 2024.
The Board noted the Trust’s net management fees are equal to the peer group median and the net total expenses are lower than the peer group median.
Ultra Short Term Bond Trust (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are higher than the peer group median.
Net total expenses for this Trust are higher than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board took into account management’s discussion of the Trust’s expenses.
159

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTBA	6/30
8/24
1115017:0624

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Semiannual Financial Statements & Other N-CSR Items
June 30, 2024

John Hancock Variable Insurance Trust
Semiannual Financial Statements & Other N-CSR Items — Table of contents

Portfolio	Portfolio of investments
Managed Volatility Growth Portfolio	3
Managed Volatility Balanced Portfolio	4
Portfolio	Portfolio of investments
Managed Volatility Moderate Portfolio	5
Managed Volatility Conservative Portfolio	6

2

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.3%
Equity - 67.7%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	6,700,713	$227,087,150
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	24,572,596	232,456,763
Equity Income, Series NAV, JHVIT (T. Rowe Price)	22,038,717	316,696,360
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	5,040,344	375,858,489
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	9,437,904	92,019,563
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,152,280	117,656,554
Multifactor Developed International ETF, JHETF (DFA)	6,374,251	212,581,271
Multifactor Emerging Markets ETF, JHETF (DFA)	4,566,619	122,065,726
Multifactor Mid Cap ETF, JHETF (DFA)	2,274,806	125,205,322
Multifactor Small Cap ETF, JHETF (DFA)	3,160,912	117,016,962
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	2,283,531	38,066,463
Small Cap Value, Series NAV, JHVIT (Wellington)	5,557,483	76,526,544
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	91,652,588	1,727,651,278
		3,780,888,445
Fixed income - 28.6%
Bond, Class NAV, JHSB (MIM US) (C)	30,564,030	407,724,157
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,678,423	142,125,124
Select Bond, Series NAV, JHVIT (MIM US) (C)	89,256,462	1,046,085,733
		1,595,935,014
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,189,763,736)		$5,376,823,459
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.5%
Equity - 2.5%
Fidelity 500 Index Fund	539,129	$102,542,285
Fidelity International Index Fund	760,617	37,855,892
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $104,932,486)		$140,398,177
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.2940% (D)(E)	4,364,187	43,627,907
TOTAL SHORT-TERM INVESTMENTS (Cost $43,628,673)		$43,627,907
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,338,324,895) - 99.6%		$5,560,849,543
Other assets and liabilities, net - 0.4%		24,132,786
TOTAL NET ASSETS - 100.0%		$5,584,982,329
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	266	Long	Sep 2024	$35,970,261	$35,750,400	$(219,861)
Euro STOXX 50 Index Futures	682	Long	Sep 2024	35,963,007	35,978,924	15,917
FTSE 100 Index Futures	113	Long	Sep 2024	11,699,098	11,730,287	31,189
Japanese Yen Currency Futures	200	Long	Sep 2024	16,248,940	15,731,250	(517,690)
MSCI Emerging Markets Index Futures	795	Long	Sep 2024	43,055,250	43,255,950	200,700
Nikkei 225 Mini Index Futures	66	Long	Sep 2024	15,872,545	16,322,581	450,036
Pound Sterling Currency Futures	150	Long	Sep 2024	11,975,720	11,858,438	(117,282)
Russell 2000 E-Mini Index Futures	198	Long	Sep 2024	20,094,665	20,443,500	348,835
S&P 500 E-Mini Index Futures	802	Long	Sep 2024	220,671,779	221,412,093	740,314
S&P Mid 400 E-Mini Index Futures	125	Long	Sep 2024	36,623,864	36,976,250	352,386
						$1,284,544

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 48.0%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	4,123,787	$139,755,138
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	11,697,308	110,656,533
Equity Income, Series NAV, JHVIT (T. Rowe Price)	13,615,857	195,659,870
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	2,830,199	211,047,904
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	3,953,650	38,548,089
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,149,560	54,327,858
Multifactor Developed International ETF, JHETF (DFA)	2,670,768	89,070,113
Multifactor Emerging Markets ETF, JHETF (DFA)	2,209,186	59,051,542
Multifactor Mid Cap ETF, JHETF (DFA)	1,235,427	67,997,902
Multifactor Small Cap ETF, JHETF (DFA)	1,433,243	53,058,656
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	1,222,721	20,382,752
Small Cap Value, Series NAV, JHVIT (Wellington)	3,445,914	47,450,240
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	49,027,411	924,166,688
		2,011,173,285
Fixed income - 49.0%
Bond, Class NAV, JHSB (MIM US) (C)	39,472,084	526,557,601
Core Bond, Series NAV, JHVIT (Allspring Investments)	16,341,056	183,183,236
Select Bond, Series NAV, JHVIT (MIM US) (C)	114,651,839	1,343,719,552
		2,053,460,389
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,114,403,857)		$4,064,633,674
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	432,065	$82,178,738
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $59,287,492)		$82,178,738
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.2940% (D)(E)	3,097,059	30,960,679
TOTAL SHORT-TERM INVESTMENTS (Cost $30,961,917)		$30,960,679
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,204,653,266) - 99.7%		$4,177,773,091
Other assets and liabilities, net - 0.3%		14,015,019
TOTAL NET ASSETS - 100.0%		$4,191,788,110
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	137	Long	Sep 2024	$18,526,037	$18,412,800	$(113,237)
Euro STOXX 50 Index Futures	344	Long	Sep 2024	18,139,698	18,147,727	8,029
FTSE 100 Index Futures	58	Long	Sep 2024	6,004,847	6,020,855	16,008
Japanese Yen Currency Futures	97	Long	Sep 2024	7,880,736	7,629,656	(251,080)
MSCI Emerging Markets Index Futures	391	Long	Sep 2024	21,175,601	21,274,310	98,709
Nikkei 225 Mini Index Futures	32	Long	Sep 2024	7,695,779	7,913,978	218,199
Pound Sterling Currency Futures	75	Long	Sep 2024	5,987,860	5,929,219	(58,641)
Russell 2000 E-Mini Index Futures	101	Long	Sep 2024	10,250,309	10,428,250	177,941
S&P 500 E-Mini Index Futures	443	Long	Sep 2024	121,892,267	122,301,146	408,879
S&P Mid 400 E-Mini Index Futures	68	Long	Sep 2024	19,923,382	20,115,080	191,698
						$696,505

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.1%
Equity - 38.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	942,057	$31,926,302
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	2,396,003	22,666,189
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,284,388	47,196,650
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	629,517	46,943,078
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	1,030,684	10,049,168
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,227,744	12,952,699
Multifactor Developed International ETF, JHETF (DFA)	290,891	9,701,215
Multifactor Emerging Markets ETF, JHETF (DFA)	362,697	9,694,891
Multifactor Mid Cap ETF, JHETF (DFA)	148,556	8,176,522
Multifactor Small Cap ETF, JHETF (DFA)	182,062	6,739,935
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	272,756	4,546,840
Small Cap Value, Series NAV, JHVIT (Wellington)	701,375	9,657,934
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	10,585,084	199,528,825
		419,780,248
Fixed income - 59.0%
Bond, Class NAV, JHSB (MIM US) (C)	12,487,075	166,577,584
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,172,606	57,984,918
Select Bond, Series NAV, JHVIT (MIM US) (C)	36,301,546	425,454,116
		650,016,618
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,113,418,161)		$1,069,796,866
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	110,740	$21,062,670
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $15,210,578)		$21,062,670
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 5.2940% (D)(E)	763,404	7,631,602
TOTAL SHORT-TERM INVESTMENTS (Cost $7,632,237)		$7,631,602
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,136,260,976) - 99.7%		$1,098,491,138
Other assets and liabilities, net - 0.3%		3,677,610
TOTAL NET ASSETS - 100.0%		$1,102,168,748
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	29	Long	Sep 2024	$3,918,014	$3,897,600	$(20,414)
Euro STOXX 50 Index Futures	75	Long	Sep 2024	3,954,877	3,956,627	1,750
FTSE 100 Index Futures	11	Long	Sep 2024	1,138,850	1,141,886	3,036
Japanese Yen Currency Futures	21	Long	Sep 2024	1,704,142	1,651,781	(52,361)
MSCI Emerging Markets Index Futures	81	Long	Sep 2024	4,386,761	4,407,210	20,449
Nikkei 225 Mini Index Futures	7	Long	Sep 2024	1,679,896	1,731,183	51,287
Pound Sterling Currency Futures	15	Long	Sep 2024	1,196,987	1,185,844	(11,143)
Russell 2000 E-Mini Index Futures	22	Long	Sep 2024	2,232,741	2,271,500	38,759
S&P 500 E-Mini Index Futures	104	Long	Sep 2024	28,615,792	28,711,794	96,002
S&P Mid 400 E-Mini Index Futures	14	Long	Sep 2024	4,101,873	4,141,340	39,467
						$166,832

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — June 30, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.4%
Equity - 19.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	248,201	$8,411,537
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	521,312	4,931,616
Equity Income, Series NAV, JHVIT (T. Rowe Price)	954,191	13,711,721
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	154,976	11,556,584
Multifactor Emerging Markets ETF, JHETF (DFA)	77,136	2,061,845
Multifactor Mid Cap ETF, JHETF (DFA)	135,994	7,485,110
Multifactor Small Cap ETF, JHETF (DFA)	159,937	5,920,868
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	2,594,166	48,900,028
		102,979,309
Fixed income - 79.2%
Bond, Class NAV, JHSB (MIM US) (C)	8,165,427	108,926,798
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,372,842	37,809,556
Select Bond, Series NAV, JHVIT (MIM US) (C)	23,688,504	277,629,270
		424,365,624
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $576,191,656)		$527,344,933
UNAFFILIATED INVESTMENT COMPANIES - 0.9%
Equity - 0.9%
Fidelity 500 Index Fund	23,464	4,462,784
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,256,678)		$4,462,784
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%
John Hancock Collateral Trust, 5.2940% (D)(E)	274,851	$2,747,635
TOTAL SHORT-TERM INVESTMENTS (Cost $2,747,876)		$2,747,635
Total Investments (Managed Volatility Conservative Portfolio) (Cost $582,196,210) - 99.8%		$534,555,352
Other assets and liabilities, net - 0.2%		1,323,759
TOTAL NET ASSETS - 100.0%		$535,879,111
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 6-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	6	Long	Sep 2024	$811,359	$806,400	$(4,959)
Euro STOXX 50 Index Futures	15	Long	Sep 2024	790,975	791,325	350
FTSE 100 Index Futures	2	Long	Sep 2024	207,064	207,616	552
Japanese Yen Currency Futures	4	Long	Sep 2024	324,979	314,625	(10,354)
MSCI Emerging Markets Index Futures	17	Long	Sep 2024	920,678	924,970	4,292
Nikkei 225 Mini Index Futures	1	Long	Sep 2024	240,493	247,312	6,819
Pound Sterling Currency Futures	3	Long	Sep 2024	239,515	237,169	(2,346)
Russell 2000 E-Mini Index Futures	5	Long	Sep 2024	507,441	516,250	8,809
S&P 500 E-Mini Index Futures	25	Long	Sep 2024	6,878,796	6,901,872	23,076
S&P Mid 400 E-Mini Index Futures	4	Long	Sep 2024	1,171,964	1,183,240	11,276
						$37,515

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Statements of assets and liabilities — June 30, 2024 (unaudited)

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$140,398,177	$82,178,738	$21,062,670	$4,462,784
Affiliated investments, at value	5,420,451,366	4,095,594,353	1,077,428,468	530,092,568
Total investments, at value	5,560,849,543	4,177,773,091	1,098,491,138	534,555,352
Receivable for futures variation margin	350,770	2,366,676	—	75,251
Foreign currency, at value	9,470,926	5,339,137	1,012,616	179,137
Collateral held at broker for futures contracts	18,626,000	8,127,436	2,835,000	1,096,000
Dividends and interest receivable	1,702,805	2,077,236	651,038	421,316
Receivable for fund shares sold	—	—	—	43,377
Receivable for investments sold	3,192,304	2,025,102	588,170	43,523
Other assets	226,365	178,474	51,294	29,193
Total assets	5,594,418,713	4,197,887,152	1,103,629,256	536,443,149
Liabilities
Payable for futures variation margin	—	—	90,694	—
Due to custodian	—	—	—	444
Payable for investments purchased	5,900,183	3,790,785	683,936	408,525
Payable for fund shares repurchased	3,148,456	1,994,768	579,046	82,686
Payable to affiliates
Accounting and legal services fees	202,284	150,206	38,955	18,716
Trustees' fees	3,693	3,118	810	426
Other liabilities and accrued expenses	181,768	160,165	67,067	53,241
Total liabilities	9,436,384	6,099,042	1,460,508	564,038
Net assets	$5,584,982,329	$4,191,788,110	$1,102,168,748	$535,879,111
Net assets consist of
Paid-in capital	$5,424,572,051	$4,296,226,672	$1,181,141,214	$636,955,320
Total distributable earnings (loss)	160,410,278	(104,438,562)	(78,972,466)	(101,076,209)
Net assets	$5,584,982,329	$4,191,788,110	$1,102,168,748	$535,879,111
Unaffiliated investments, at cost	$104,932,486	$59,287,492	$15,210,578	$3,256,678
Affiliated investments, at cost	$5,233,392,409	$4,145,365,774	$1,121,050,398	$578,939,532
Foreign currency, at cost	$9,587,071	$5,420,345	$1,022,734	$183,086
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$452,122,700	$354,253,356	$131,184,966	$79,602,963
Shares outstanding	40,124,655	33,655,869	13,059,212	8,191,367
Net asset value, offering price and redemption price per share	$11.27	$10.53	$10.05	$9.72
Series II
Net assets	$4,134,656,069	$2,768,983,613	$853,662,211	$407,875,479
Shares outstanding	369,268,020	265,841,939	85,920,479	42,415,369
Net asset value, offering price and redemption price per share	$11.20	$10.42	$9.94	$9.62
Series NAV
Net assets	$998,203,560	$1,068,551,141	$117,321,571	$48,400,669
Shares outstanding	88,362,484	101,098,445	11,657,942	4,963,874
Net asset value, offering price and redemption price per share	$11.30	$10.57	$10.06	$9.75
The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Statements of operations — For the six months ended June 30, 2024 (unaudited)

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$17,342,011	$15,831,191	$4,402,465	$2,701,221
Interest	520,497	304,788	73,862	113,330
Dividends from unaffiliated investments	457,310	254,526	65,496	14,196
Total investment income	18,319,818	16,390,505	4,541,823	2,828,747
Expenses
Investment management fees	5,183,105	3,676,089	923,324	476,341
Distribution and service fees	5,282,437	3,568,023	1,116,536	549,173
Accounting and legal services fees	486,360	366,292	97,261	48,655
Trustees' fees	59,805	45,777	12,680	6,725
Custodian fees	18,179	18,182	18,152	18,169
Printing and postage	60,383	55,998	17,126	11,463
Professional fees	106,811	86,167	35,105	26,175
Other	63,141	48,693	18,342	13,533
Total expenses	11,260,221	7,865,221	2,238,526	1,150,234
Less expense reductions	(2,549,353)	(1,760,075)	(433,771)	(213,907)
Net expenses	8,710,868	6,105,146	1,804,755	936,327
Net investment income	9,608,950	10,285,359	2,737,068	1,892,420
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,947,090	3,043,286	950,385	244,294
Affiliated investments	8,373,997	(17,910,411)	(7,567,807)	(3,909,202)
Futures contracts	38,645,224	22,136,389	4,664,934	(10,608,237)
	50,966,311	7,269,264	(1,952,488)	(14,273,145)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,938,549	8,312,786	2,016,416	362,211
Affiliated investments	322,100,858	191,997,324	44,313,071	10,907,823
Futures contracts	(10,906,987)	(6,504,404)	(1,293,923)	3,991,129
	323,132,420	193,805,706	45,035,564	15,261,163
Net realized and unrealized gain (loss)	374,098,731	201,074,970	43,083,076	988,018
Increase in net assets from operations	$383,707,681	$211,360,329	$45,820,144	$2,880,438
The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$9,608,950	$96,194,449	$10,285,359	$91,207,050	$2,737,068	$26,803,417
Net realized gain (loss)	50,966,311	36,817,618	7,269,264	18,193,574	(1,952,488)	(8,437,566)
Change in net unrealized appreciation (depreciation)	323,132,420	567,416,815	193,805,706	365,022,879	45,035,564	98,232,310
Increase in net assets resulting from operations	383,707,681	700,428,882	211,360,329	474,423,503	45,820,144	116,598,161
Distributions to shareholders
From earnings
Series I	—	(60,569,355)	—	(36,258,153)	—	(13,007,813)
Series II	—	(557,037,654)	—	(286,763,525)	—	(80,641,699)
Series NAV	—	(126,121,735)	—	(105,677,007)	—	(10,780,532)
Total distributions	—	(743,728,744)	—	(428,698,685)	—	(104,430,044)
From portfolio share transactions
Portfolio share transactions	(389,285,713)	47,330,911	(285,612,422)	(127,411,142)	(102,028,695)	(67,548,201)
Total increase (decrease)	(5,578,032)	4,031,049	(74,252,093)	(81,686,324)	(56,208,551)	(55,380,084)
Net assets
Beginning of period	5,590,560,361	5,586,529,312	4,266,040,203	4,347,726,527	1,158,377,299	1,213,757,383
End of period	$5,584,982,329	$5,590,560,361	$4,191,788,110	$4,266,040,203	$1,102,168,748	$1,158,377,299
	Managed Volatility Conservative Portfolio
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,892,420	$16,982,614
Net realized gain (loss)	(14,273,145)	(25,241,003)
Change in net unrealized appreciation (depreciation)	15,261,163	40,259,912
Increase in net assets resulting from operations	2,880,438	32,001,523
Distributions to shareholders
From earnings
Series I	—	(5,169,047)
Series II	—	(22,084,713)
Series NAV	—	(2,624,333)
Total distributions	—	(29,878,093)
From portfolio share transactions
Portfolio share transactions	(63,264,303)	(66,640,077)
Total increase (decrease)	(60,383,865)	(64,516,647)
Net assets
Beginning of period	596,262,976	660,779,623
End of period	$535,879,111	$596,262,976
The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
06-30-2024[5]	10.51	0.03	0.73	0.76	—	—	—	11.27	7.23[6]	0.27[7]	0.17[7]	0.49	452	1
12-31-2023	10.79	0.21	1.09	1.30	(0.20)	(1.38)	(1.58)	10.51	13.69	0.27	0.18	1.89	451	8
12-31-2022	13.28	0.19	(2.17)	(1.98)	(0.20)	(0.31)	(0.51)	10.79	(14.86)	0.27	0.18	1.64	450	14
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[8]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
Series II
06-30-2024[5]	10.46	0.02	0.72	0.74	—	—	—	11.20	7.07[6]	0.47[7]	0.37[7]	0.28	4,135	1
12-31-2023	10.74	0.18	1.10	1.28	(0.18)	(1.38)	(1.56)	10.46	13.54	0.47	0.38	1.68	4,188	8
12-31-2022	13.22	0.17	(2.16)	(1.99)	(0.18)	(0.31)	(0.49)	10.74	(15.03)	0.47	0.38	1.43	4,246	14
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[8]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
Series NAV
06-30-2024[5]	10.54	0.03	0.73	0.76	—	—	—	11.30	7.21[6]	0.22[7]	0.12[7]	0.54	998	1
12-31-2023	10.81	0.22	1.09	1.31	(0.20)	(1.38)	(1.58)	10.54	13.81	0.22	0.13	1.97	951	8
12-31-2022	13.30	0.20	(2.17)	(1.97)	(0.21)	(0.31)	(0.52)	10.81	(14.79)	0.22	0.13	1.72	891	14
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[8]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-24. Unaudited. 6. Not annualized. 7. Annualized. 8. Excludes merger activity.
Managed Volatility Balanced Portfolio
Series I
06-30-2024[5]	10.00	0.03	0.50	0.53	—	—	—	10.53	5.30[6]	0.26[7]	0.17[7]	0.61	354	1
12-31-2023	9.99	0.23	0.87	1.10	(0.23)	(0.86)	(1.09)	10.00	11.99	0.26	0.18	2.28	359	6
12-31-2022	12.48	0.22	(2.11)	(1.89)	(0.23)	(0.37)	(0.60)	9.99	(15.08)	0.25	0.17	2.01	360	11
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
Series II
06-30-2024[5]	9.91	0.02	0.49	0.51	—	—	—	10.42	5.15[6]	0.46[7]	0.37[7]	0.41	2,769	1
12-31-2023	9.91	0.21	0.86	1.07	(0.21)	(0.86)	(1.07)	9.91	11.79	0.46	0.38	2.06	2,852	6
12-31-2022	12.38	0.20	(2.09)	(1.89)	(0.21)	(0.37)	(0.58)	9.91	(15.22)	0.45	0.37	1.79	2,969	11
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
Series NAV
06-30-2024[5]	10.04	0.03	0.50	0.53	—	—	—	10.57	5.28[6]	0.21[7]	0.12[7]	0.66	1,069	1
12-31-2023	10.03	0.24	0.86	1.10	(0.23)	(0.86)	(1.09)	10.04	12.00	0.21	0.13	2.35	1,055	6
12-31-2022	12.52	0.23	(2.11)	(1.88)	(0.24)	(0.37)	(0.61)	10.03	(14.98)	0.20	0.12	2.08	1,019	11
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-24. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
06-30-2024[5]	9.63	0.03	0.39	0.42	—	—	—	10.05	4.36[6]	0.25[7]	0.17[7]	0.64	131	1
12-31-2023	9.61	0.24	0.71	0.95	(0.24)	(0.69)	(0.93)	9.63	10.64	0.25	0.18	2.44	141	6
12-31-2022	12.01	0.23	(2.03)	(1.80)	(0.24)	(0.36)	(0.60)	9.61	(14.87)	0.25	0.17	2.19	153	10
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
Series II
06-30-2024[5]	9.54	0.02	0.38	0.40	—	—	—	9.94	4.19[6]	0.45[7]	0.37[7]	0.44	854	1
12-31-2023	9.52	0.22	0.71	0.93	(0.22)	(0.69)	(0.91)	9.54	10.54	0.45	0.38	2.24	898	6
12-31-2022	11.91	0.21	(2.02)	(1.81)	(0.22)	(0.36)	(0.58)	9.52	(15.10)	0.45	0.37	1.95	945	10
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
Series NAV
06-30-2024[5]	9.65	0.03	0.38	0.41	—	—	—	10.06	4.25[6]	0.20[7]	0.12[7]	0.69	117	1
12-31-2023	9.62	0.25	0.71	0.96	(0.24)	(0.69)	(0.93)	9.65	10.79	0.20	0.13	2.52	120	6
12-31-2022	12.03	0.24	(2.04)	(1.80)	(0.25)	(0.36)	(0.61)	9.62	(14.89)	0.20	0.12	2.27	116	10
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-24. Unaudited. 6. Not annualized. 7. Annualized.
Managed Volatility Conservative Portfolio
Series I
06-30-2024[5]	9.65	0.04	0.03	0.07	—	—	—	9.72	0.73[6]	0.26[7]	0.19[7]	0.82	80	1
12-31-2023	9.64	0.28	0.23	0.51	(0.29)	(0.21)	(0.50)	9.65	5.47	0.27	0.19	2.90	95	5
12-31-2022	11.66	0.26	(1.99)	(1.73)	(0.28)	(0.01)	(0.29)	9.64	(14.80)	0.25	0.18	2.53	109	8
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
Series II
06-30-2024[5]	9.56	0.03	0.03	0.06	—	—	—	9.62	0.63[6]	0.46[7]	0.39[7]	0.62	408	1
12-31-2023	9.56	0.26	0.22	0.48	(0.27)	(0.21)	(0.48)	9.56	5.20	0.47	0.39	2.63	449	5
12-31-2022	11.56	0.24	(1.97)	(1.73)	(0.26)	(0.01)	(0.27)	9.56	(14.93)	0.45	0.38	2.31	499	8
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
Series NAV
06-30-2024[5]	9.68	0.04	0.03	0.07	—	—	—	9.75	0.72[6]	0.21[7]	0.14[7]	0.87	48	1
12-31-2023	9.67	0.29	0.23	0.52	(0.30)	(0.21)	(0.51)	9.68	5.50	0.22	0.14	2.93	52	5
12-31-2022	11.69	0.28	(2.00)	(1.72)	(0.29)	(0.01)	(0.30)	9.67	(14.72)	0.20	0.13	2.67	53	8
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Six months ended 6-30-24. Unaudited. 6. Not annualized. 7. Annualized.
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Notes to financial statements (unaudited)

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Variable Trust Advisers LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment
12

Significant accounting policies, continued

speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,376,823,459	$5,376,823,459	—	—
Unaffiliated investment companies	140,398,177	140,398,177	—	—
Short-term investments	43,627,907	43,627,907	—	—
Total investments in securities	$5,560,849,543	$5,560,849,543	—	—
Derivatives:
Assets
Futures	$2,139,377	$2,139,377	—	—
Liabilities
Futures	(854,833)	(854,833)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,064,633,674	$4,064,633,674	—	—
Unaffiliated investment companies	82,178,738	82,178,738	—	—
Short-term investments	30,960,679	30,960,679	—	—
Total investments in securities	$4,177,773,091	$4,177,773,091	—	—
Derivatives:
Assets
Futures	$1,119,463	$1,119,463	—	—
Liabilities
Futures	(422,958)	(422,958)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,069,796,866	$1,069,796,866	—	—
Unaffiliated investment companies	21,062,670	21,062,670	—	—
Short-term investments	7,631,602	7,631,602	—	—
Total investments in securities	$1,098,491,138	$1,098,491,138	—	—
Derivatives:
Assets
Futures	$250,750	$250,750	—	—
Liabilities
Futures	(83,918)	(83,918)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$527,344,933	$527,344,933	—	—
Unaffiliated investment companies	4,462,784	4,462,784	—	—
Short-term investments	2,747,635	2,747,635	—	—
Total investments in securities	$534,555,352	$534,555,352	—	—
13

Significant accounting policies, continued

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Derivatives:
Assets
Futures	$55,174	$55,174	—	—
Liabilities
Futures	(17,659)	(17,659)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2024 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$9,010
Managed Volatility Balanced Portfolio	7,257
Managed Volatility Moderate Portfolio	3,407
Managed Volatility Conservative Portfolio	2,703
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Moderate Portfolio	$5,482,576	$3,000,072
Managed Volatility Conservative Portfolio	8,262,830	19,436,391
14

Significant accounting policies, continued

As of December 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$5,493,771,108	$355,374,518	$(287,011,539)	$68,362,979
Managed Volatility Balanced Portfolio	4,317,447,183	296,725,958	(435,703,545)	(138,977,587)
Managed Volatility Moderate Portfolio	1,170,326,691	61,680,737	(133,349,458)	(71,668,721)
Managed Volatility Conservative Portfolio	600,640,473	15,073,357	(81,120,963)	(66,047,606)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. The final determination of tax characteristics of the portfolios' distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the six months ended June 30, 2024. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$409.7 million to $449.5 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$235.6 million to $240.8 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$49.0 million to $53.1 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$11.7 million to $132.7 million
15

Derivative instruments, continued

Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at June 30, 2024 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(854,833)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$2,139,377	—
				$2,139,377	$(854,833)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(422,958)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$1,119,463	—
				$1,119,463	$(422,958)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(83,918)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$250,750	—
				$250,750	$(83,918)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	—	$(17,659)
	Equity	Receivable/payable for futures variation margin[1]	Futures	$55,174	—
				$55,174	$(17,659)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the period end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2024:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(1,580,631)
	Equity	40,225,855
	Total	$38,645,224
Managed Volatility Balanced Portfolio	Currency	$(818,968)
	Equity	22,955,357
	Total	$22,136,389
Managed Volatility Moderate Portfolio	Currency	$(158,090)
	Equity	4,823,024
	Total	$4,664,934
Managed Volatility Conservative Portfolio	Currency	$(17,114)
	Equity	(10,591,123)
	Total	$(10,608,237)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended June 30, 2024:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(2,357,549)
	Equity	(8,549,438)
	Total	$(10,906,987)
Managed Volatility Balanced Portfolio	Currency	$(1,238,990)
	Equity	(5,265,414)
	Total	$(6,504,404)
Managed Volatility Moderate Portfolio	Currency	$(237,606)
	Equity	(1,056,317)
	Total	$(1,293,923)
16

Derivative instruments, continued

		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Conservative Portfolio	Currency	$349,600
	Equity	3,641,529
	Total	$3,991,129
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated funds assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated funds assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the six months ended June 30, 2024, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$205,892	$1,898,214	$445,247	$2,549,353
Managed Volatility Balanced Portfolio	148,607	1,168,714	442,754	1,760,075
Managed Volatility Moderate Portfolio	52,302	336,082	45,387	433,771
Managed Volatility Conservative Portfolio	33,890	161,092	18,925	213,907
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2024, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.09%
Managed Volatility Balanced Portfolio	0.09%
Managed Volatility Moderate Portfolio	0.09%
Managed Volatility Conservative Portfolio	0.09%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2024, amounted to an annual rate of 0.02% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
17

Fees and transactions with affiliates, continued

Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the six months ended June 30, 2024 were as follows:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$112,135	$5,170,302	$5,282,437
Managed Volatility Balanced Portfolio	88,477	3,479,546	3,568,023
Managed Volatility Moderate Portfolio	33,702	1,082,834	1,116,536
Managed Volatility Conservative Portfolio	22,171	527,002	549,173
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the six months ended June 30, 2024 and for the year ended December 31, 2023 were as follows:
Managed Volatility Growth Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	141,434	$1,555,625	136,650	$1,509,613
Distributions reinvested	—	—	6,305,804	60,569,355
Repurchased	(2,938,251)	(31,908,482)	(5,184,294)	(57,114,553)
Net increase (decrease)	(2,796,817)	$(30,352,857)	1,258,160	$4,964,415
Series II shares
Distributions reinvested	—	—	58,439,200	$557,037,654
Repurchased	(31,306,744)	(338,304,148)	(53,199,453)	(582,849,752)
Net increase (decrease)	(31,306,744)	$(338,304,148)	5,239,747	$(25,812,098)
Series NAV shares
Sold	466,103	$5,056,444	872,222	$9,683,748
Distributions reinvested	—	—	13,084,498	126,121,735
Repurchased	(2,351,158)	(25,685,152)	(6,110,094)	(67,626,889)
Net increase (decrease)	(1,885,055)	$(20,628,708)	7,846,626	$68,178,594
Total net increase (decrease)	(35,988,616)	$(389,285,713)	14,344,533	$47,330,911
Managed Volatility Balanced Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	51,485	$522,772	136,462	$1,450,188
Distributions reinvested	—	—	3,889,236	36,258,153
Repurchased	(2,321,673)	(23,725,966)	(4,128,471)	(42,236,638)
Net decrease	(2,270,188)	$(23,203,194)	(102,773)	$(4,528,297)
Series II shares
Distributions reinvested	—	—	31,141,777	$286,763,525
Repurchased	(21,944,069)	(222,002,078)	(42,869,937)	(434,311,470)
Net decrease	(21,944,069)	$(222,002,078)	(11,728,160)	$(147,547,945)
Series NAV shares
Sold	225,614	$2,338,827	217,524	$2,247,535
Distributions reinvested	—	—	11,281,416	105,677,007
Repurchased	(4,152,026)	(42,745,977)	(8,083,655)	(83,259,442)
Net increase (decrease)	(3,926,412)	$(40,407,150)	3,415,285	$24,665,100
Total net decrease	(28,140,669)	$(285,612,422)	(8,415,648)	$(127,411,142)
Managed Volatility Moderate Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	16,850	$164,945	188,767	$1,880,800
Distributions reinvested	—	—	1,433,309	13,007,813
Repurchased	(1,570,556)	(15,406,987)	(2,882,563)	(28,299,530)
Net decrease	(1,553,706)	$(15,242,042)	(1,260,487)	$(13,410,917)
18

Portfolio share transactions, continued

Managed Volatility Moderate Portfolio, Cont'd	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series II shares
Sold	80,102	$764,904	79,481	$781,307
Distributions reinvested	—	—	8,996,005	80,641,699
Repurchased	(8,277,350)	(80,101,305)	(14,212,231)	(138,187,070)
Net decrease	(8,197,248)	$(79,336,401)	(5,136,745)	$(56,764,064)
Series NAV shares
Sold	81,212	$794,358	255,266	$2,504,694
Distributions reinvested	—	—	1,184,700	10,780,532
Repurchased	(846,069)	(8,244,610)	(1,078,532)	(10,658,446)
Net increase (decrease)	(764,857)	$(7,450,252)	361,434	$2,626,780
Total net decrease	(10,515,811)	$(102,028,695)	(6,035,798)	$(67,548,201)
Managed Volatility Conservative Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Series I shares
Sold	189,319	$1,814,803	637,860	$6,282,684
Distributions reinvested	—	—	546,561	5,169,047
Repurchased	(1,868,524)	(18,083,544)	(2,610,177)	(25,425,976)
Net decrease	(1,679,205)	$(16,268,741)	(1,425,756)	$(13,974,245)
Series II shares
Sold	12,540	$118,265	168,629	$1,617,677
Distributions reinvested	—	—	2,359,807	22,084,713
Repurchased	(4,538,990)	(43,092,063)	(7,806,564)	(75,613,514)
Net decrease	(4,526,450)	$(42,973,798)	(5,278,128)	$(51,911,124)
Series NAV shares
Sold	73,279	$705,966	221,536	$2,156,076
Distributions reinvested	—	—	276,342	2,624,333
Repurchased	(490,793)	(4,727,730)	(563,047)	(5,535,117)
Net decrease	(417,514)	$(4,021,764)	(65,169)	$(754,708)
Total net decrease	(6,623,169)	$(63,264,303)	(6,769,053)	$(66,640,077)
Affiliates of the Trust owned 100% of shares of the portfolios on June 30, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2024:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$42,339,621	$393,454,396
Managed Volatility Balanced Portfolio	36,427,304	288,802,887
Managed Volatility Moderate Portfolio	7,404,466	102,435,552
Managed Volatility Conservative Portfolio	7,064,380	68,253,326
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Strategic Equity Allocation Trust	24.0%
	Equity Income Trust	22.7%
	Mid Value Trust	18.8%
	Core Bond Trust	18.0%
	Select Bond Trust	17.6%
	Small Cap Value Trust	17.2%
	Emerging Markets Equity Fund	15.4%
	Mid Cap Growth Trust	15.0%
19

Investment in affiliated underlying funds, continued

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	Blue Chip Growth Trust	11.1%
	Small Cap Dynamic Growth Fund	8.3%
	Fundamental Large Cap Core Fund	6.7%
Managed Volatility Balanced Portfolio
	Core Bond Trust	23.2%
	Select Bond Trust	22.6%
	Equity Income Trust	14.0%
	Strategic Equity Allocation Trust	12.8%
	Small Cap Value Trust	10.7%
	Mid Value Trust	8.7%
	Emerging Markets Equity Fund	7.3%
	Blue Chip Growth Trust	6.8%
	Mid Cap Growth Trust	6.3%
Managed Volatility Moderate Portfolio
	Core Bond Trust	7.3%
	Select Bond Trust	7.2%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	6,700,713	$226,717,410	—	$(50,845,652)	$(15,111,868)	$66,327,260	—	—	$227,087,150
Bond	30,564,030	403,801,730	$14,680,785	(2,427,361)	(351,850)	(7,979,147)	$8,950,797	—	407,724,157
Core Bond	12,678,423	140,608,264	2,987,107	(981,075)	(210,240)	(278,932)	—	—	142,125,124
Emerging Markets Equity	24,572,596	229,148,260	—	(7,450,710)	(803,553)	11,562,766	—	—	232,456,763
Equity Income	22,038,717	321,158,961	—	(28,551,725)	(3,671,375)	27,760,499	—	—	316,696,360
Fundamental Large Cap Core	5,040,344	377,661,811	—	(44,497,262)	19,123,266	23,570,674	—	—	375,858,489
John Hancock Collateral Trust	4,364,187	47,847,586	118,946,510	(123,153,531)	(6,130)	(6,528)	1,145,366	—	43,627,907
Mid Cap Growth	9,437,904	92,980,886	—	(7,751,686)	(11,694,044)	18,484,407	—	—	92,019,563
Mid Value	11,152,280	119,394,539	—	(11,128,738)	(314,240)	9,704,993	—	—	117,656,554
Multifactor Developed International ETF	6,374,251	214,987,425	4,409,079	(11,993,749)	2,849,783	2,328,733	4,563,814	—	212,581,271
Multifactor Emerging Markets ETF	4,566,619	122,096,449	2,385	(6,130,873)	480,440	5,617,325	1,712,419	—	122,065,726
Multifactor Mid Cap ETF	2,274,806	126,669,891	3,687	(7,228,237)	2,743,194	3,016,787	541,722	—	125,205,322
Multifactor Small Cap ETF	3,160,912	117,767,348	166,322	(2,438,721)	760,871	761,142	427,893	—	117,016,962
Select Bond Trust	89,256,462	1,034,636,680	19,412,519	(6,290,288)	(1,275,940)	(397,238)	—	—	1,046,085,733
Small Cap Dynamic Growth	2,283,531	37,394,654	—	(6,316,446)	(53,570)	7,041,825	—	—	38,066,463
Small Cap Value	5,557,483	77,005,105	220,424	(919,524)	187,977	32,562	—	—	76,526,544
Strategic Equity Allocation Trust	91,652,588	1,737,439,131	—	(180,062,859)	15,721,276	154,553,730	—	—	1,727,651,278
					$8,373,997	$322,100,858	$17,342,011	—	$5,420,451,366
Managed Volatility Balanced Portfolio
Blue Chip Growth	4,123,787	$141,650,813	—	$(33,618,113)	$(10,542,396)	$42,264,834	—	—	$139,755,138
20

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Bond	39,472,084	$533,499,279	$16,260,163	$(12,208,834)	$(1,674,217)	$(9,318,790)	$11,688,688	—	$526,557,601
Core Bond	16,341,056	185,500,805	2,413,164	(4,048,181)	(739,254)	56,702	—	—	183,183,236
Emerging Markets Equity	11,697,308	111,169,780	—	(5,708,649)	(595,552)	5,790,954	—	—	110,656,533
Equity Income	13,615,857	201,468,287	—	(20,901,393)	(864,146)	15,957,122	—	—	195,659,870
Fundamental Large Cap Core	2,830,199	214,841,072	—	(27,945,647)	12,085,085	12,067,394	—	—	211,047,904
John Hancock Collateral Trust	3,097,059	39,691,627	66,960,675	(75,682,394)	(2,043)	(7,186)	913,759	—	30,960,679
Mid Cap Growth	3,953,650	39,317,892	221,822	(3,863,623)	(5,878,852)	8,750,850	—	—	38,548,089
Mid Value	5,149,560	55,737,621	—	(5,786,332)	694,701	3,681,868	—	—	54,327,858
Multifactor Developed International ETF	2,670,768	91,938,275	1,850,162	(6,973,095)	1,656,459	598,312	1,912,108	—	89,070,113
Multifactor Emerging Markets ETF	2,209,186	60,116,647	575	(4,049,831)	322,808	2,661,343	828,413	—	59,051,542
Multifactor Mid Cap ETF	1,235,427	69,649,590	2,451	(4,811,023)	1,817,647	1,339,237	294,205	—	67,997,902
Multifactor Small Cap ETF	1,433,243	53,991,015	22,789	(1,661,955)	514,983	191,824	194,018	—	53,058,656
Select Bond Trust	114,651,839	1,361,315,495	15,303,596	(30,418,147)	(5,580,022)	3,098,630	—	—	1,343,719,552
Small Cap Dynamic Growth	1,222,721	20,357,425	—	(3,751,040)	(167,168)	3,943,535	—	—	20,382,752
Small Cap Value	3,445,914	48,277,298	98,056	(1,077,412)	190,757	(38,459)	—	—	47,450,240
Strategic Equity Allocation Trust	49,027,411	940,978,888	—	(108,622,153)	(9,149,201)	100,959,154	—	—	924,166,688
					$(17,910,411)	$191,997,324	$15,831,191	—	$4,095,594,353
Managed Volatility Moderate Portfolio
Blue Chip Growth	942,057	$33,409,117	$327,301	$(9,169,907)	$(3,239,202)	$10,598,993	—	—	$31,926,302
Bond	12,487,075	175,209,345	4,317,914	(9,347,738)	(1,266,888)	(2,335,049)	$3,771,766	—	166,577,584
Core Bond	5,172,606	60,946,283	309,310	(3,028,277)	(548,654)	306,256	—	—	57,984,918
Emerging Markets Equity	2,396,003	23,550,461	—	(1,958,513)	(45,090)	1,119,331	—	—	22,666,189
Equity Income	3,284,388	49,834,688	39,656	(6,362,231)	(64,966)	3,749,503	—	—	47,196,650
Fundamental Large Cap Core	629,517	49,132,558	150,044	(7,762,817)	2,425,528	2,997,765	—	—	46,943,078
John Hancock Collateral Trust	763,404	9,059,317	14,148,297	(15,573,482)	56	(2,586)	223,475	—	7,631,602
Mid Cap Growth	1,030,684	10,508,416	166,133	(1,390,952)	(1,747,595)	2,513,166	—	—	10,049,168
Mid Value	1,227,744	13,651,067	7,931	(1,766,328)	271,094	788,935	—	—	12,952,699
Multifactor Developed International ETF	290,891	10,499,690	67,679	(1,119,011)	250,393	2,464	211,193	—	9,701,215
Multifactor Emerging Markets ETF	362,697	10,198,498	180	(1,000,713)	77,580	419,346	136,008	—	9,694,891
Multifactor Mid Cap ETF	148,556	8,616,177	33,673	(858,028)	320,680	64,020	35,377	—	8,176,522
Multifactor Small Cap ETF	182,062	7,068,966	132,927	(553,797)	163,872	(72,033)	24,646	—	6,739,935
Select Bond Trust	36,301,546	447,589,842	1,486,900	(22,677,818)	(4,134,426)	3,189,618	—	—	425,454,116
21

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	272,756	$4,724,031	$55,493	$(1,088,703)	$(42,950)	$898,969	—	—	$4,546,840
Small Cap Value	701,375	10,141,821	139,656	(659,003)	61,193	(25,733)	—	—	9,657,934
Strategic Equity Allocation Trust	10,585,084	208,987,502	60,103	(29,570,454)	(48,432)	20,100,106	—	—	199,528,825
					$(7,567,807)	$44,313,071	$4,402,465	—	$1,077,428,468
Managed Volatility Conservative Portfolio
Blue Chip Growth	248,201	$9,298,390	$78,093	$(2,956,883)	$(41,743)	$2,033,680	—	—	$8,411,537
Bond	8,165,427	120,002,722	3,447,148	(12,090,636)	(1,599,935)	(832,501)	$2,527,750	—	108,926,798
Core Bond	3,372,842	41,600,691	390,926	(4,013,293)	(785,668)	616,900	—	—	37,809,556
Emerging Markets Equity	521,312	5,439,344	—	(745,810)	22,852	215,230	—	—	4,931,616
Equity Income	954,191	15,068,411	89,242	(2,539,157)	594,060	499,165	—	—	13,711,721
Fundamental Large Cap Core	154,976	12,680,065	102,955	(2,595,495)	1,249,166	119,893	—	—	11,556,584
John Hancock Collateral Trust	274,851	2,505,820	22,643,077	(22,400,380)	(799)	(83)	90,325	—	2,747,635
Multifactor Emerging Markets ETF	77,136	2,287,912	52	(332,673)	583	105,971	29,109	—	2,061,845
Multifactor Mid Cap ETF	135,994	8,187,524	98,734	(1,159,086)	614,012	(256,074)	32,386	—	7,485,110
Multifactor Small Cap ETF	159,937	6,428,248	105,251	(690,991)	311,878	(233,518)	21,651	—	5,920,868
Select Bond Trust	23,688,504	305,703,293	2,405,201	(29,804,359)	(5,365,514)	4,690,649	—	—	277,629,270
Strategic Equity Allocation Trust	2,594,166	53,733,556	297,764	(10,171,709)	1,091,906	3,948,511	—	—	48,900,028
					$(3,909,202)	$10,907,823	$2,701,221	—	$530,092,568
22

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Variable Insurance Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 24 - 27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28 - 30, 2024. The Board also receives information relating to the proposed continuation of the Agreements noted above throughout the year on an on-going basis. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24 - 27, 2024, the Board, including the Independent Trustees, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters including with respect to trade allocation and best execution, and the Advisor’s timeliness in responding to performance issues;
(b) the background, qualifications and skills of the Advisor’s personnel;
(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;

23

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(f) the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to contract holders of investing in funds that are part of a family of variable insurance portfolios offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a) reviewed information prepared by management regarding the Funds' performance;
(b) considered the comparative performance of each Fund’s respective benchmark;
(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d) took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board concluded that while each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered steps the Advisor had taken or plans to take to address performance and concluded that such performance is being monitored and reasonably being addressed.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisors. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee, the fees of the Subadvisor, including the amount of the advisory fees retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee of the Funds. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, in the case of each Managed Volatility Portfolio (each a Fund of Funds), the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund of Funds and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Fund of Funds' investments in the underlying portfolios, and made a finding that the Funds of Funds' expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a) reviewed financial information of the Advisor;
(b) reviewed and considered (i) information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund; and (ii) the representation by the John Hancock insurance companies in registration statements for registered variable insurance contracts using the Funds as investment options in registered separate accounts, that the fees and charges deducted under their variable insurance contracts (including the fees and expenses of the Trust), in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by such companies;
(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e) considered fall out benefits to the Advisor, including (but not limited to), benefits to affiliates, such as: (i) that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract holders under applicable income tax law, are reflected in the profitability analysis reviewed by the Board; and (ii) that the investment strategies employed by the JHVIT Managed Volatility Portfolios, which are intended to reduce portfolio volatility and the magnitude of portfolio losses, may benefit the John Hancock insurance companies by reducing the likelihood or extent to which an insurer would have to make payments out of its own resources to cover the guarantees under the variable annuity and/or insurance contracts;
(f) considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g) noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h) noted that affiliates of the Advisor provide distribution services to the Funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(i) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j) noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund of Funds, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;

24

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(l) considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates, from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a) with respect to the John Hancock underlying portfolios in which the Fund invests (except those discussed specifically below), considered that the Advisor has agreed to waive a portion of its management fee for such Fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years.
(The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each of the other funds of funds of the Trust and John Hancock Funds II and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement.)
(b) reviewed the Funds’ advisory fee structure and concluded that: (i) the Funds’ fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Funds; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if the Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c) the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock group of funds);
(2)	the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds based on the median percentile; and
(3)	the subadvisory fee for each Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the
Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisors and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group based on the median percentile and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)	The Subadvisor has extensive experience and demonstrated skills as a manager;

25

John Hancock Variable Insurance Trust
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(2)	Although each Fund has underperformed the historical performance of comparable funds based on the median percentile, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed;
(3)	The subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	The subadvisory fees are paid by the Advisor and not the Funds and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if the Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios, and made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.

26

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Managed Volatility Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are equal to the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees are lower than the peer group median and the net total expenses are equal to the peer group median.
Managed Volatility Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
Managed Volatility Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
27

John Hancock Variable Insurance Trust
Appendix A

Portfolio (Subadvisor)	Performance as of 12/31/2023	Fees and Expenses	Comments
Managed Volatility Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Trust underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Trust underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Trust are lower than the peer group median.
Net total expenses for this Trust are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Trust’s performance for the one-, three-, five- and ten-year periods relative to the benchmark index and to the peer group median, including the impact of past and current market conditions on the Trust’s strategy and management’s plans for the Trust.
The Board noted the Trust’s net management fees and net total expenses are lower than the peer group median.
28

John Hancock Distributors, LLC, Member FINRA, SIPC200 Berkeley Street, Boston, MA 02116
John Hancock Variable Annuities: 800-344-1029
John Hancock Variable Life Insurance: 800-732-5543
johnhancock.com
JHTLSA	6/30
8/24
1115018:0624

American Funds Insurance Series®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. INGEFP2-998-0824 © 2024 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.48%		Shares	Value (000)
Information technology 28.32%
	Microsoft Corp.	1,087,801	$486,193
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	420,521
	ASML Holding NV	188,369	194,340
	ASML Holding NV (ADR)	174,387	178,351
	NVIDIA Corp.	2,575,150	318,134
	Broadcom, Inc.	92,907	149,165
	Synopsys, Inc.[1]	181,103	107,767
	Samsung Electronics Co., Ltd.	1,309,808	76,972
	Capgemini SE	317,271	62,842
	Apple, Inc.	279,997	58,973
	Arista Networks, Inc.[1]	159,456	55,886
	Applied Materials, Inc.	233,760	55,165
	Shopify, Inc., Class A, subordinate voting shares[1]	608,475	40,190
	Keyence Corp.	82,700	36,485
	NEC Corp.	270,100	22,086
	Micron Technology, Inc.	165,629	21,785
	SAP SE	74,491	15,124
	EPAM Systems, Inc.[1]	67,118	12,626
	Disco Corp.	18,600	7,127
	NICE, Ltd. (ADR)[1]	37,217	6,400
	International Business Machines Corp.	34,130	5,903
			2,332,035

Health care 15.42%
	Novo Nordisk AS, Class B	2,064,144	294,876
	Eli Lilly and Co.	216,267	195,804
	UnitedHealth Group, Inc.	218,500	111,273
	Vertex Pharmaceuticals, Inc.[1]	222,173	104,137
	AstraZeneca PLC	599,410	93,446
	Thermo Fisher Scientific, Inc.	160,880	88,967
	Regeneron Pharmaceuticals, Inc.[1]	83,600	87,866
	Pfizer, Inc.	1,305,400	36,525
	Cigna Group (The)	104,417	34,517
	Centene Corp.[1]	518,165	34,354
	Sanofi	310,200	29,817
	Alnylam Pharmaceuticals, Inc.[1]	116,500	28,309
	Siemens Healthineers AG	345,670	19,912
	EssilorLuxottica SA	90,005	19,312
	Zoetis, Inc., Class A	90,200	15,637
	Argenx SE (ADR)[1]	36,200	15,567
	Bayer AG	537,074	15,188
	Illumina, Inc.[1]	142,868	14,913
	Laboratorios Farmaceuticos Rovi, SA non-registered shares	152,433	14,291
	DexCom, Inc.[1]	121,000	13,719
	Viatris, Inc.	110,678	1,177
	GRAIL, Inc.[1]	23,811	366
	Euroapi SA1,2	5,869	16
			1,269,989

Industrials 13.56%
	Safran SA	844,273	177,623
	Comfort Systems USA, Inc.	278,016	84,550
	Ingersoll-Rand, Inc.	770,946	70,033
	ASSA ABLOY AB, Class B	2,462,100	69,776
	TransDigm Group, Inc.	50,071	63,971
	Schneider Electric SE	260,897	62,251
	Caterpillar, Inc.	185,000	61,624
	Copart, Inc.[1]	1,011,807	54,800
	Airbus SE, non-registered shares	365,833	50,443
	Ryanair Holdings PLC (ADR)	401,837	46,790
	ITOCHU Corp.	684,560	33,590
	Johnson Controls International PLC	499,535	33,204

1	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	GT Capital Holdings, Inc.	2,635,611	$27,832
	Alliance Global Group, Inc.	156,400,700	23,092
	Daikin Industries, Ltd.	151,500	20,929
	Techtronic Industries Co., Ltd.	1,679,500	19,178
	Saab AB, Class B	797,272	19,158
	Brenntag SE	280,312	18,889
	ATS Corp.[1]	552,106	17,866
	Boeing Co.[1]	91,400	16,636
	General Electric Co.	102,437	16,284
	RS Group PLC	1,745,907	15,438
	Carrier Global Corp.	242,000	15,265
	DSV A/S	97,734	14,956
	Recruit Holdings Co., Ltd.	277,600	14,940
	Siemens AG	76,677	14,261
	Eaton Corp. PLC	39,327	12,331
	SMC Corp.	22,500	10,743
	TFI International, Inc. (CAD denominated)	73,941	10,736
	BayCurrent Consulting, Inc.	502,900	10,135
	NIBE Industrier AB, Class B2	2,142,588	9,032
			1,116,356

Consumer discretionary 12.67%
	LVMH Moët Hennessy-Louis Vuitton SE	221,302	169,949
	Chipotle Mexican Grill, Inc.[1]	2,239,950	140,333
	Amazon.com, Inc.[1]	532,410	102,888
	Renault SA	1,688,781	86,134
	Prosus NV, Class N	2,238,914	79,314
	Booking Holdings, Inc.	18,300	72,496
	MGM China Holdings, Ltd.	41,228,000	64,165
	MercadoLibre, Inc.[1]	24,475	40,222
	Evolution AB	367,568	38,304
	InterContinental Hotels Group PLC	360,000	37,743
	Trip.com Group, Ltd. (ADR)[1]	743,309	34,936
	Moncler SpA	449,770	27,544
	lululemon athletica, Inc.[1]	82,202	24,554
	LKQ Corp.	582,953	24,245
	Five Below, Inc.[1]	169,360	18,455
	Wynn Macau, Ltd.	21,430,000	17,586
	Ferrari NV (EUR denominated)	34,905	14,271
	Industria de Diseño Textil, SA	287,493	14,207
	YUM! Brands, Inc.	94,493	12,517
	Home Depot, Inc.	35,621	12,262
	Global-E Online, Ltd.[1]	300,000	10,881
			1,043,006

Financials 10.78%
	3i Group PLC	2,293,500	88,446
	Fiserv, Inc.[1]	573,419	85,462
	AXA SA	2,209,893	72,766
	Aon PLC, Class A	244,466	71,770
	Visa, Inc., Class A	259,088	68,003
	Blackstone, Inc.	366,835	45,414
	Axis Bank, Ltd.	2,813,670	42,634
	Citigroup, Inc.	617,255	39,171
	Tradeweb Markets, Inc., Class A	332,600	35,255
	CVC Capital Partners PLC[1]	1,742,744	31,981
	Prudential PLC	3,390,552	30,759
	Ameriprise Financial, Inc.	67,606	28,881
	Société Générale	1,134,000	26,477
	VZ Holding AG	201,422	25,804
	Banco Bilbao Vizcaya Argentaria, SA	2,408,000	24,023
	UBS Group AG	794,665	23,261

American Funds Insurance Series	2

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Mastercard, Inc., Class A	49,000	$21,617
	CME Group, Inc., Class A	103,473	20,343
	Japan Post Insurance Co., Ltd.	985,600	19,186
	JPMorgan Chase & Co.	74,006	14,968
	Eurobank Ergasias Services and Holdings SA	6,819,248	14,765
	Swissquote Group Holding, Ltd.	43,329	13,615
	HDFC Bank, Ltd.	648,800	13,106
	FinecoBank SpA	635,542	9,471
	XP, Inc., Class A	474,027	8,338
	AIA Group, Ltd.	913,107	6,192
	Jackson Financial, Inc., Class A	44,327	3,292
	GMO Payment Gateway, Inc.	44,100	2,444
	Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	— [4]
			887,444

Communication services 5.71%
	Alphabet, Inc., Class A	1,299,939	236,784
	Meta Platforms, Inc., Class A	242,200	122,122
	Publicis Groupe SA	400,000	42,397
	CTS Eventim AG & Co. KGaA	224,500	18,738
	Koninklijke KPN NV	3,959,172	15,172
	Bharti Airtel, Ltd.	868,779	15,001
	Tencent Holdings, Ltd.	297,100	14,101
	Nintendo Co., Ltd.	111,300	5,947
			470,262

Energy 3.98%
	Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	110,800
	Reliance Industries, Ltd.	1,571,621	58,833
	Schlumberger NV	1,172,369	55,312
	Chevron Corp.	143,573	22,458
	Exxon Mobil Corp.	152,500	17,556
	TotalEnergies SE	218,273	14,548
	EOG Resources, Inc.	110,903	13,959
	Galp Energia, SGPS, SA, Class B	640,186	13,525
	NAC Kazatomprom JSC (GDR)	257,665	10,320
	Cameco Corp. (CAD denominated)	209,198	10,293
	Gazprom PJSC[1,3]	8,346,000	— [4]
	LUKOIL Oil Co. PJSC[3]	246,300	— [4]
			327,604

Consumer staples 3.33%
	Monster Beverage Corp.[1]	852,204	42,568
	Walgreens Boots Alliance, Inc.	2,761,459	33,400
	Costco Wholesale Corp.	35,970	30,574
	British American Tobacco PLC	863,200	26,535
	Carrefour SA, non-registered shares	1,589,000	22,453
	Pernod Ricard SA	164,933	22,445
	Dollar General Corp.	155,180	20,520
	Philip Morris International, Inc.	167,000	16,922
	Keurig Dr Pepper, Inc.	501,530	16,751
	Kweichow Moutai Co., Ltd., Class A	74,500	15,025
	Nestlé SA	134,000	13,678
	Dollar Tree Stores, Inc.[1]	123,184	13,152
			274,023

3	American Funds Insurance Series

Global Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)

Materials 2.41%
	Linde PLC	248,153	$108,892
	Amcor PLC (CDI)	3,567,000	35,428
	LyondellBasell Industries NV	199,925	19,125
	First Quantum Minerals, Ltd.	1,128,850	14,828
	DSM-Firmenich AG	93,100	10,483
	Fortescue, Ltd.	659,105	9,416
			198,172

Real estate 0.17%
	CBRE Group, Inc., Class A1	156,366	13,934

Utilities 0.13%
	FirstEnergy Corp.	286,296	10,957
	Total common stocks (cost: $4,863,595,000)		7,943,782
Preferred securities 0.22%
Information technology 0.22%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,658
	Total preferred securities (cost: $10,959,000)		18,658

Short-term securities 3.64%
Money market investments 3.59%
	Capital Group Central Cash Fund 5.37%[5,6]	2,951,865	295,186

Money market investments purchased with collateral from securities on loan 0.05%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[5,7]	4,309,690	4,310
	Total short-term securities (cost: $299,482,000)		299,496
	Total investment securities 100.34% (cost: $5,174,036,000)		8,261,936
	Other assets less liabilities (0.34)%		(28,302)
	Net assets 100.00%		$8,233,634
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.37%[5]	$295,088	$1,572,164	$1,572,062	$(31)	$27	$295,186	$11,421

American Funds Insurance Series	4

Global Growth Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $4,457,000, which represented .05% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.33%		Shares	Value (000)
Industrials 26.37%
	Stericycle, Inc.[1]	1,061,241	$61,690
	International Container Terminal Services, Inc.	9,163,480	54,732
	CBIZ, Inc.[1]	708,466	52,497
	Saia, Inc.[1]	68,952	32,703
	Trelleborg AB, Class B	741,923	28,744
	Hensoldt AG	730,761	26,866
	Sulzer AG	151,412	20,923
	ICF International, Inc.	140,898	20,918
	Cleanaway Waste Management, Ltd.	11,082,998	20,468
	Visional, Inc.[1,2]	453,108	20,343
	Diploma PLC	377,968	19,721
	MISUMI Group, Inc.	1,143,106	19,551
	AZEK Co., Inc. (The), Class A1	443,915	18,702
	UL Solutions, Inc., Class A	433,500	18,289
	Wizz Air Holdings PLC[1]	582,688	16,479
	Interpump Group SpA	365,871	16,185
	Instalco AB	4,098,065	15,657
	Qantas Airways, Ltd.[1]	3,657,608	14,232
	VSE Corp.	151,194	13,347
	Cargotec OYJ, Class B, non-registered shares	162,508	13,063
	NORMA Group SE, non-registered shares	640,303	11,844
	Delhivery Ltd.[1]	2,384,307	11,386
	Alaska Air Group, Inc.[1]	268,976	10,867
	Comfort Systems USA, Inc.	35,109	10,677
	Godrej Industries, Ltd.[1]	1,032,000	10,537
	First Advantage Corp.	653,201	10,497
	Inox Wind, Ltd.	6,118,031	10,318
	IMCD NV	74,492	10,312
	XPO, Inc.[1]	92,617	9,831
	Nexans SA	88,349	9,730
	Carel Industries SpA	524,806	9,723
	LS Electric Co., Ltd.	59,988	9,640
	Fasadgruppen Group AB	1,574,074	9,183
	Dayforce, Inc.[1]	176,930	8,776
	Engcon AB, Class B2	1,070,647	8,768
	Rumo SA	2,272,441	8,423
	KEI Industries, Ltd.	154,935	8,176
	EuroGroup Laminations SpA[2]	1,841,164	8,037
	Applied Industrial Technologies, Inc.	40,766	7,909
	Reliance Worldwide Corp., Ltd.	2,633,607	7,891
	Trex Co., Inc.[1]	102,977	7,633
	GVS SpA[1]	1,021,101	7,172
	TriNet Group, Inc.	69,983	6,998
	Beijer Ref AB, Class B	445,805	6,903
	Burckhardt Compression Holding AG	9,963	6,525
	Addtech AB, Class B	245,222	6,114
	TELUS International (Cda), Inc., subordinate voting shares[1]	1,038,769	6,004
	SIS, Ltd.[1]	1,064,190	5,731
	Daiseki Co., Ltd.	233,700	5,441
	ATS Corp.[1]	159,326	5,156
	Embraer SA1	758,700	4,906
	Alfen NV1	252,591	4,656
	DL E&C Co., Ltd.	177,600	4,159
	Howden Joinery Group PLC	367,287	4,058
	ManpowerGroup, Inc.	57,609	4,021
	Loar Holdings, Inc.[1,2]	71,100	3,797
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	525,900	3,345
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[1,2]	413,400	261
	MonotaRO Co., Ltd.[2]	300,200	3,536
	SPIE SA	89,141	3,243

American Funds Insurance Series	6

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	REV Group, Inc.	91,177	$2,269
	Herc Holdings, Inc.	15,514	2,068
	IndiaMart InterMesh, Ltd.	60,563	1,945
	Boyd Group Services, Inc.	7,695	1,445
	McGrath RentCorp[2]	4,607	491
	Ariston Holding NV2	105,809	436
			805,948

Consumer discretionary 16.21%
	Skechers USA, Inc., Class A1	700,000	48,384
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	5,422,969	40,455
	DraftKings, Inc., Class A1	1,000,000	38,170
	CAVA Group, Inc.[1]	318,211	29,514
	Light & Wonder, Inc.[1]	279,658	29,331
	Lands’ End, Inc.[1,3]	2,100,000	28,539
	Thor Industries, Inc.	301,656	28,190
	YETI Holdings, Inc.[1]	466,300	17,789
	Evolution AB	164,961	17,190
	Ollies Bargain Outlet Holdings, Inc.[1]	167,768	16,470
	Ermenegildo Zegna NV2	1,316,123	15,583
	Inchcape PLC	1,645,703	15,489
	Wyndham Hotels & Resorts, Inc.	200,796	14,859
	Zalando SE, non-registered shares[1]	599,581	14,016
	Entain PLC	1,708,574	13,527
	MRF, Ltd.	6,769	10,491
	Boot Barn Holdings, Inc.[1]	79,159	10,206
	Tube Investments of India, Ltd.	176,600	8,962
	Five Below, Inc.[1]	81,296	8,859
	TopBuild Corp.[1]	22,196	8,551
	On Holding AG, Class A1	208,425	8,087
	Chalet Hotels, Ltd.[1]	790,221	7,605
	Shoei Co., Ltd.	563,400	6,885
	Steven Madden, Ltd.	145,406	6,151
	Arhaus, Inc., Class A	343,575	5,820
	Aditya Vision, Ltd.	62,272	3,323
	Aditya Vision, Ltd.[4]	38,441	2,052
	Lottomatica Group SpA	441,449	5,323
	International Game Technology PLC	252,200	5,160
	tonies SE, Class A1	687,000	5,047
	Camping World Holdings, Inc., Class A	276,559	4,939
	Haichang Ocean Park Holdings, Ltd.[1,2]	41,547,000	3,727
	EIH, Ltd.	724,032	3,697
	Smartfit Escola de Ginástica e Dança SA	909,317	3,514
	Sanrio Co., Ltd.	180,100	3,322
	Elior Group SA1	1,153,174	3,246
	First Watch Restaurant Group, Inc.[1,2]	105,725	1,856
	Opmobility	93,246	901
			495,230

Information technology 15.63%
	PAR Technology Corp.[1]	846,492	39,861
	PAR Technology Corp.[1,5]	325,484	15,327
	Maruwa Co., Ltd.	110,901	26,664
	Insight Enterprises, Inc.[1]	118,240	23,454
	GitLab, Inc., Class A1	464,256	23,083
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	21,179
	Confluent, Inc., Class A1	647,799	19,129
	Silicon Laboratories, Inc.[1]	161,697	17,888
	Tokyo Seimitsu Co., Ltd.	223,223	16,958
	Credo Technology Group Holding, Ltd.[1]	520,402	16,622
	Pegasystems, Inc.	268,191	16,234
	eMemory Technology, Inc.	201,430	15,836

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Nordic Semiconductor ASA[1]	1,136,540	$15,152
	Klaviyo, Inc., Class A1	566,791	14,107
	Tanla Platforms, Ltd.	1,220,333	13,734
	Qorvo, Inc.[1]	104,345	12,108
	SUMCO Corp.[2]	822,300	11,943
	Topicus.com, Inc., subordinate voting shares	139,094	11,896
	Kokusai Electric Corp.[2]	401,100	11,822
	Semtech Corp.[1]	383,121	11,448
	INFICON Holding AG	7,397	11,191
	Wolfspeed, Inc.[1]	468,848	10,671
	ALTEN SA, non-registered shares	95,793	10,559
	Softcat PLC	370,983	8,526
	MKS Instruments, Inc.	56,170	7,335
	King Slide Works Co., Ltd.[1]	190,000	7,182
	Smartsheet, Inc., Class A1	149,320	6,582
	HPSP Co., Ltd.	215,585	6,163
	MongoDB, Inc., Class A1	23,300	5,824
	Riken Keiki Co., Ltd.	204,800	5,395
	Bentley Systems, Inc., Class B	102,734	5,071
	Alphawave IP Group PLC[1]	2,612,177	4,734
	BE Semiconductor Industries NV	28,225	4,716
	Xiamen Faratronic Co., Ltd., Class A	384,267	4,025
	Keywords Studios PLC	123,720	3,602
	Aspen Technology, Inc.[1]	17,052	3,387
	ASMPT, Ltd.	240,000	3,345
	Globant SA1	17,730	3,161
	SentinelOne, Inc., Class A1	143,800	3,027
	LEM Holding SA	1,860	2,960
	Unity Software, Inc.[1]	160,503	2,610
	Silvaco Group, Inc.[1,2]	121,785	2,190
	Yotpo, Ltd.[1,5,6]	678,736	964
			477,665

Health care 14.74%
	Haemonetics Corp.[1]	833,183	68,930
	Insulet Corp.[1]	207,210	41,815
	Max Healthcare Institute, Ltd.	2,758,703	31,021
	Ensign Group, Inc. (The)	223,488	27,643
	Bachem Holding AG	231,879	21,312
	Structure Therapeutics, Inc. (ADR)[1]	507,303	19,922
	Masimo Corp.[1]	145,613	18,338
	iRhythm Technologies, Inc.[1]	163,088	17,555
	Ambu AS, Class B, non-registered shares[1]	891,212	17,117
	Vaxcyte, Inc.[1]	216,472	16,346
	CONMED Corp.	233,934	16,216
	Denali Therapeutics, Inc.[1]	672,969	15,626
	ICON PLC[1]	46,061	14,439
	DiaSorin Italia SpA	142,930	14,200
	Glenmark Pharmaceuticals, Ltd.	855,987	12,635
	Hapvida Participações e Investimentos SA1	18,340,235	12,566
	Aster DM Healthcare, Ltd.	2,655,930	11,045
	Integra LifeSciences Holdings Corp.[1]	359,697	10,481
	Encompass Health Corp.	117,866	10,112
	IDEAYA Biosciences, Inc.[1]	285,721	10,032
	Immunovant, Inc.[1]	195,870	5,171
	BridgeBio Pharma, Inc.[1,5]	134,457	3,406
	BridgeBio Pharma, Inc.[1]	68,966	1,747
	LivaNova PLC[1]	93,282	5,114
	Medmix AG	299,727	4,521
	Angelalign Technology, Inc.[2]	547,348	3,979
	Integer Holdings Corp.[1]	33,364	3,863
	Nordhealth AS, Class A1	1,228,343	3,626

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Establishment Labs Holdings, Inc.[1]	73,255	$3,329
	Ocumension Therapeutics[1]	3,095,983	2,715
	Indegene, Ltd.[1,4]	221,331	1,476
	Indegene, Ltd.[1]	69,104	461
	Vimian Group AB (publ)[1,2]	578,147	1,878
	WuXi XDC Cayman, Inc.[1,2]	759,000	1,682
			450,319

Financials 9.66%
	Cholamandalam Investment and Finance Co., Ltd.	2,252,839	38,269
	HDFC Asset Management Co., Ltd.	780,039	37,364
	Eurobank Ergasias Services and Holdings SA	11,977,160	25,933
	Stifel Financial Corp.	271,050	22,809
	IIFL Finance, Ltd.	3,669,495	22,598
	Banco del Bajio, SA	6,505,035	19,737
	Janus Henderson Group PLC	470,000	15,844
	Five-Star Business Finance, Ltd.[1]	1,220,380	11,600
	360 ONE WAM, Ltd.	956,000	11,178
	Vontobel Holding AG	159,480	9,555
	Aditya Birla Capital, Ltd.[1]	2,694,788	7,688
	SiriusPoint, Ltd.[1]	550,000	6,710
	Fukuoka Financial Group, Inc.	250,000	6,709
	Asia Commercial Joint Stock Bank	6,666,205	6,669
	Banc of California, Inc.	494,940	6,325
	Patria Investments, Ltd., Class A	508,200	6,129
	Glacier Bancorp, Inc.	149,091	5,564
	EFG International AG	334,117	4,917
	Lazard, Inc., Class A	123,250	4,706
	Hilltop Holdings, Inc.	150,000	4,692
	Bridgepoint Group PLC	1,670,890	4,660
	AvidXchange Holdings, Inc.[1]	365,286	4,405
	Haci Ömer Sabanci Holding AS	1,148,843	3,393
	Remgro, Ltd.	343,647	2,562
	Discovery, Ltd.	327,356	2,423
	Capitec Bank Holdings, Ltd.	15,161	2,190
	JB Financial Group Co., Ltd.	39,902	423
			295,052

Communication services 4.42%
	Lions Gate Entertainment Corp., Class B1	4,462,841	38,247
	Indosat Tbk PT	38,357,467	25,024
	JCDecaux SE1	976,059	19,110
	Lionsgate Studios Corp.[1]	2,076,844	16,739
	Nexstar Media Group, Inc.	67,878	11,268
	Rightmove PLC	1,581,453	10,687
	Future PLC	725,708	9,645
	Bharti Hexacom, Ltd.[1]	124,501	1,660
	Bharti Hexacom, Ltd.[1,4]	92,729	1,237
	IHS Holding, Ltd.[1,2]	493,000	1,578
			135,195

Materials 3.97%
	Sumitomo Bakelite Co., Ltd.	702,159	20,647
	Nissan Chemical Corp.	457,100	14,446
	Materion Corp.	128,316	13,875
	Lundin Mining Corp.	1,000,000	11,133
	Huhtamäki OYJ	250,000	10,022
	Zeon Corp.	1,100,000	9,151
	Vidrala, SA, non-registered shares	64,918	7,302
	Arcadium Lithium PLC[1]	2,099,779	7,055
	LANXESS AG	282,599	6,939
	Resonac Holdings Co., Ltd.	242,900	5,358

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Cabot Corp.	48,229	$4,432
	Gujarat Fluorochemicals, Ltd.	89,266	3,412
	NV Bekaert SA	53,808	2,252
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,098
	Umicore SA	127,835	1,918
	Alcoa Corp.	35,000	1,392
			121,432

Real estate 2.62%
	Embassy Office Parks REIT	6,652,704	28,284
	Altus Group, Ltd.[2]	340,710	12,582
	Macrotech Developers, Ltd.	442,564	7,971
	ESR-Logos REIT	36,822,373	7,323
	Fibra Uno Administración REIT, SA de CV	5,679,172	6,978
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,684
	Mindspace Business Parks REIT	1,250,000	4,991
	Charter Hall Group REIT	587,917	4,352
	PotlatchDeltic Corp. REIT	49,593	1,954
			80,119

Energy 1.57%
	Diamond Offshore Drilling, Inc.[1]	1,142,513	17,698
	Aegis Logistics, Ltd.	1,041,407	10,858
	Weatherford International[1]	55,696	6,820
	Helmerich & Payne, Inc.	167,387	6,049
	Vista Energy, SAB de CV, Class A (ADR)[1]	132,280	6,016
	United Tractors Tbk PT	321,000	431
			47,872

Utilities 1.40%
	Talen Energy Corp.[1]	92,500	10,269
	ENN Energy Holdings, Ltd.	1,205,597	9,927
	ACEN Corp.	101,171,292	8,633
	SembCorp Industries, Ltd.	1,536,800	5,434
	Neoenergia SA	1,393,872	4,630
	Black Hills Corp.	71,061	3,864
			42,757

Consumer staples 0.74%
	Redcare Pharmacy NV, non-registered shares[1]	50,748	6,203
	Kobe Bussan Co., Ltd.	273,900	6,095
	Universal Robina Corp.	2,508,160	4,761
	TreeHouse Foods, Inc.[1]	83,498	3,059
	Bakkafrost P/F	49,682	2,513
			22,631
	Total common stocks (cost: $2,290,967,000)		2,974,220
Preferred securities 0.61%
Information technology 0.55%
	SmartHR, Inc., Series D, preferred shares[1,5,6]	3,006	9,299
	Yotpo, Ltd., Series F, preferred shares[1,5,6]	2,158,609	3,065
	Yotpo, Ltd., Series B, preferred shares[1,5,6]	287,894	409
	Yotpo, Ltd., Series C, preferred shares[1,5,6]	274,070	389
	Yotpo, Ltd., Series A-1, preferred shares[1,5,6]	183,819	261
	Yotpo, Ltd., Series A, preferred shares[1,5,6]	89,605	128
	Yotpo, Ltd., Series C-1, preferred shares[1,5,6]	75,980	108

American Funds Insurance Series	10

Global Small Capitalization Fund (continued)
Preferred securities (continued)		Shares	Value (000)
Information technology (continued)
	Yotpo, Ltd., Series D, preferred shares[1,5,6]	42,368	$60
	Yotpo, Ltd., Series B-1, preferred shares[1,5,6]	33,838	48
	Outreach Corp., Series G, preferred shares[1,5,6]	154,354	2,913
			16,680

Financials 0.06%
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	400,000	1,920
	Total preferred securities (cost: $27,306,000)		18,600
Short-term securities 3.14%
Money market investments 2.63%
	Capital Group Central Cash Fund 5.37%[3,7]	805,122	80,512

Money market investments purchased with collateral from securities on loan 0.51%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,8]	7,533,953	7,534
	Capital Group Central Cash Fund 5.37%[3,7,8]	49,265	4,926
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,8]	3,041,946	3,042
			15,502
	Total short-term securities (cost: $96,015,000)		96,014
	Total investment securities 101.08% (cost: $2,414,288,000)		3,088,834
	Other assets less liabilities (1.08)%		(33,084)
	Net assets 100.00%		$3,055,750
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$8,463	$28,539	$—
Short-term securities 2.79%
Money market investments 2.63%
Capital Group Central Cash Fund 5.37%[7]	112,453	255,315	287,269	7	6	80,512	2,890
Money market investments purchased with collateral from securities on loan 0.16%
Capital Group Central Cash Fund 5.37%[7,8]	4,926					4,926	— [9]
Total short-term securities						85,438
Total 3.72%				$7	$8,469	$113,977	$2,890

11	American Funds Insurance Series

Global Small Capitalization Fund (continued)
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1]	3/8/2024	$12,580	$15,327	.50%
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	9,299.30
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	3,065.10
Yotpo, Ltd.[1,6]	3/16/2021	1,418	964.03
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	409.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	389.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	261.01
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	128.01
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	108.01
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	60	.00 [10]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	48	.00 [10]
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	3,406.11
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	2,913.10
Total		$43,338	$36,377	1.19%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $41,131,000, which represented 1.35% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $4,765,000, which represented 0.15% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $36,377,000, which represented 1.19% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	12

Growth Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.67%		Shares	Value (000)
Information technology 23.92%
	Microsoft Corp.	5,261,508	$2,351,631
	NVIDIA Corp.	10,903,359	1,347,001
	Broadcom, Inc.	820,501	1,317,339
	Apple, Inc.	4,098,141	863,151
	Salesforce, Inc.	2,143,447	551,080
	Shopify, Inc., Class A, subordinate voting shares[1]	7,195,403	475,256
	Cloudflare, Inc., Class A1	5,111,309	423,370
	Taiwan Semiconductor Manufacturing Co., Ltd.	7,238,000	215,269
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,184,828	205,935
	ASML Holding NV	203,694	210,150
	ASML Holding NV (ADR)	181,768	185,900
	MicroStrategy, Inc., Class A1,2	226,207	311,596
	Applied Materials, Inc.	1,258,469	296,986
	Synopsys, Inc.[1]	459,300	273,311
	Micron Technology, Inc.	2,006,001	263,849
	Constellation Software, Inc.	63,212	182,138
	Motorola Solutions, Inc.	408,500	157,702
	Adobe, Inc.[1]	264,824	147,120
	Dell Technologies, Inc., Class C	921,002	127,015
	SAP SE	477,361	96,921
	ServiceNow, Inc.[1]	112,779	88,720
	DocuSign, Inc.[1]	1,640,524	87,768
	Wolfspeed, Inc.[1]	2,041,003	46,453
	Unity Software, Inc.[1]	2,625,443	42,690
	RingCentral, Inc., Class A1	1,465,500	41,327
	ASM International NV	52,525	40,008
	Roper Technologies, Inc.	61,350	34,581
	MongoDB, Inc., Class A1	99,000	24,746
	Fair Isaac Corp.[1]	13,994	20,832
	Flex, Ltd.[1]	670,000	19,758
	Atlassian Corp., Class A1	97,462	17,239
	MKS Instruments, Inc.	101,047	13,195
	Stripe, Inc., Class B1,3,4	168,598	4,384
			10,484,421

Communication services 19.84%
	Meta Platforms, Inc., Class A	7,425,244	3,743,957
	Netflix, Inc.[1]	3,022,121	2,039,569
	Alphabet, Inc., Class C	6,594,652	1,209,591
	Alphabet, Inc., Class A	4,309,284	784,936
	Charter Communications, Inc., Class A1	1,020,153	304,985
	Snap, Inc., Class A, nonvoting shares[1]	14,000,000	232,540
	Frontier Communications Parent, Inc.[1]	4,298,912	112,546
	Take-Two Interactive Software, Inc.[1]	492,195	76,531
	Pinterest, Inc., Class A1	1,652,216	72,813
	Comcast Corp., Class A	1,343,725	52,620
	T-Mobile US, Inc.	265,000	46,688
	Electronic Arts, Inc.	133,146	18,551
			8,695,327

Health care 14.97%
	Regeneron Pharmaceuticals, Inc.[1]	895,033	940,707
	Intuitive Surgical, Inc.[1]	2,058,000	915,501
	Eli Lilly and Co.	755,720	684,214
	Vertex Pharmaceuticals, Inc.[1]	1,384,508	648,947
	UnitedHealth Group, Inc.	1,232,278	627,550
	Alnylam Pharmaceuticals, Inc.[1]	2,043,063	496,464
	Thermo Fisher Scientific, Inc.	411,071	227,322
	Boston Scientific Corp.[1]	2,784,352	214,423
	Novo Nordisk AS, Class B	1,392,492	198,926
	HCA Healthcare, Inc.	535,904	172,175
	Moderna, Inc.[1]	1,200,000	142,500

13	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Centene Corp.[1]	2,042,755	$135,435
	QIAGEN NV1	2,651,780	108,962
	Abbott Laboratories	997,405	103,640
	Danaher Corp.	408,661	102,104
	DexCom, Inc.[1]	850,000	96,373
	Sarepta Therapeutics, Inc.[1]	548,342	86,638
	Mettler-Toledo International, Inc.[1]	57,256	80,020
	NovoCure, Ltd.[1]	3,865,163	66,210
	Ascendis Pharma AS (ADR)[1]	444,896	60,675
	AstraZeneca PLC	343,952	53,621
	Guardant Health, Inc.[1]	1,705,050	49,242
	Molina Healthcare, Inc.[1]	159,150	47,315
	Insmed, Inc.[1]	606,606	40,643
	Bristol-Myers Squibb Co.	944,357	39,219
	Exact Sciences Corp.[1]	920,029	38,871
	Align Technology, Inc.[1]	143,900	34,742
	Verily Life Sciences, LLC[1,3,4]	300,178	31,351
	Veeva Systems, Inc., Class A1	166,698	30,507
	BioNTech SE (ADR)[1]	309,473	24,869
	IQVIA Holdings, Inc.[1]	105,500	22,307
	Amgen, Inc.	55,569	17,363
	CRISPR Therapeutics AG1	262,678	14,187
	McKesson Corp.	15,119	8,830
	Biohaven, Ltd.[1]	65,550	2,275
			6,564,128

Consumer discretionary 12.21%
	Tesla, Inc.[1]	7,656,300	1,515,029
	Amazon.com, Inc.[1]	3,964,578	766,155
	Royal Caribbean Cruises, Ltd.[1]	2,278,615	363,280
	DoorDash, Inc., Class A1	3,000,000	326,340
	Chipotle Mexican Grill, Inc.[1]	3,809,000	238,634
	Airbnb, Inc., Class A1	1,480,898	224,548
	Home Depot, Inc.	565,000	194,496
	Tractor Supply Co.	665,000	179,550
	Hermès International	61,000	140,404
	D.R. Horton, Inc.	941,600	132,700
	Booking Holdings, Inc.	32,488	128,701
	Amadeus IT Group SA, Class A, non-registered shares	1,846,641	122,886
	Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	114,524
	Aramark	3,218,114	109,480
	Evolution AB	1,012,589	105,521
	NIKE, Inc., Class B	1,347,886	101,590
	O’Reilly Automotive, Inc.[1]	79,800	84,274
	Floor & Decor Holdings, Inc., Class A1	792,300	78,762
	YUM! Brands, Inc.	451,544	59,811
	Burlington Stores, Inc.[1]	181,389	43,533
	Aptiv PLC[1]	584,134	41,135
	Churchill Downs, Inc.	208,489	29,105
	Polaris, Inc.	371,000	29,053
	Flutter Entertainment PLC[1]	154,604	28,194
	Five Below, Inc.[1]	252,000	27,460
	Wayfair, Inc., Class A1	514,000	27,103
	Helen of Troy, Ltd.[1]	269,597	25,002
	TopBuild Corp.[1]	53,811	20,732
	Salvatore Ferragamo SpA	2,174,477	18,360
	Hilton Worldwide Holdings, Inc.	78,119	17,046
	YETI Holdings, Inc.[1]	372,600	14,215
	Caesars Entertainment, Inc.[1]	356,300	14,159

American Funds Insurance Series	14

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Skyline Champion Corp.[1]	186,640	$12,645
	Service Corp. International	155,236	11,042
	DraftKings, Inc., Class A1	166,681	6,362
			5,351,831

Industrials 10.92%
	TransDigm Group, Inc.	733,363	936,952
	General Electric Co.	2,810,266	446,748
	Uber Technologies, Inc.[1]	6,127,000	445,310
	Carrier Global Corp.	4,484,703	282,895
	United Rentals, Inc.	316,113	204,440
	Ingersoll-Rand, Inc.	2,141,709	194,553
	Eaton Corp. PLC	551,178	172,822
	Ryanair Holdings PLC (ADR)	1,466,022	170,704
	Ryanair Holdings PLC	96,554	1,685
	Caterpillar, Inc.	499,375	166,342
	Jacobs Solutions, Inc.	1,102,200	153,988
	Equifax, Inc.	616,955	149,587
	Quanta Services, Inc.	572,626	145,499
	Boeing Co.[1]	609,759	110,982
	MTU Aero Engines AG	430,587	110,091
	Airbus SE, non-registered shares	770,328	106,217
	United Airlines Holdings, Inc.[1]	1,924,540	93,648
	Old Dominion Freight Line, Inc.	490,000	86,534
	Republic Services, Inc.	437,004	84,927
	Genpact, Ltd.	2,636,874	84,881
	FTAI Aviation, Ltd.	820,915	84,743
	Dayforce, Inc.[1]	1,586,142	78,673
	Southwest Airlines Co.	2,515,000	71,954
	Core & Main, Inc., Class A1	1,293,294	63,294
	ITT, Inc.	343,000	44,309
	Northrop Grumman Corp.	94,803	41,329
	HEICO Corp.	179,400	40,116
	TransUnion	458,081	33,971
	GE Vernova, Inc.[1]	192,016	32,933
	Canadian Pacific Kansas City, Ltd.	376,000	29,602
	XPO, Inc.[1]	263,564	27,977
	Dun & Bradstreet Holdings, Inc.	2,339,500	21,664
	FedEx Corp.	68,327	20,487
	Saia, Inc.[1]	37,514	17,793
	Safran SA	64,065	13,478
	Paylocity Holding Corp.[1]	95,655	12,612
	Willscot Mobile Mini Holdings Corp., Class A1	76,371	2,875
	Einride AB1,3,4	78,648	2,674
			4,789,289

Financials 6.96%
	Visa, Inc., Class A	2,761,359	724,774
	Bank of America Corp.	7,760,600	308,639
	KKR & Co., Inc.	2,878,557	302,939
	Fiserv, Inc.[1]	1,833,900	273,325
	Mastercard, Inc., Class A	614,033	270,887
	Blackstone, Inc.	1,315,765	162,892
	Toast, Inc., Class A1	5,953,559	153,423
	Apollo Asset Management, Inc.	1,286,147	151,855
	Marsh & McLennan Companies, Inc.	403,461	85,017
	Brookfield Corp., Class A	1,763,605	73,260
	Affirm Holdings, Inc., Class A1	1,999,051	60,391
	Block, Inc., Class A1	920,219	59,345
	Blue Owl Capital, Inc., Class A	3,123,772	55,447
	Truist Financial Corp.	1,350,366	52,462
	Ryan Specialty Holdings, Inc., Class A	870,000	50,382

15	American Funds Insurance Series

Growth Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Progressive Corp.	241,257	$50,112
	UBS Group AG	1,535,000	44,932
	Capital One Financial Corp.	313,000	43,335
	Ares Management Corp., Class A	310,500	41,383
	Intercontinental Exchange, Inc.	188,000	25,735
	MSCI, Inc.	47,348	22,810
	Aon PLC, Class A	65,600	19,259
	Arch Capital Group, Ltd.[1]	159,854	16,128
	Discover Financial Services	26,400	3,453
			3,052,185

Energy 3.75%
	Halliburton Co.	11,600,000	391,848
	Schlumberger NV	6,356,000	299,876
	EOG Resources, Inc.	1,969,064	247,846
	Canadian Natural Resources, Ltd. (CAD denominated)	6,443,281	229,510
	Cenovus Energy, Inc. (CAD denominated)	9,017,019	177,236
	MEG Energy Corp.[1]	6,251,958	133,763
	EQT Corp.	1,676,328	61,991
	Tourmaline Oil Corp.	1,080,400	49,003
	ConocoPhillips	313,568	35,866
	New Fortress Energy, Inc., Class A2	829,000	18,222
			1,645,161

Consumer staples 2.65%
	Costco Wholesale Corp.	287,855	244,674
	Performance Food Group Co.[1]	3,559,500	235,318
	Dollar General Corp.	1,701,791	225,028
	Target Corp.	900,000	133,236
	Dollar Tree Stores, Inc.[1]	1,048,471	111,945
	Philip Morris International, Inc.	711,723	72,119
	Constellation Brands, Inc., Class A	206,399	53,102
	Monster Beverage Corp.[1]	866,500	43,282
	Keurig Dr Pepper, Inc.	903,000	30,160
	Celsius Holdings, Inc.[1]	197,664	11,285
			1,160,149

Materials 1.52%
	Wheaton Precious Metals Corp.	2,252,500	118,076
	ATI, Inc.[1]	2,086,140	115,677
	Linde PLC	261,960	114,951
	Grupo México, SAB de CV, Series B	19,156,155	103,042
	Royal Gold, Inc.	599,000	74,971
	Franco-Nevada Corp.	340,400	40,359
	Albemarle Corp.	372,000	35,533
	Vulcan Materials Co.	130,000	32,328
	Glencore PLC	5,275,000	30,077
			665,014

Utilities 0.78%
	Constellation Energy Corp.	989,351	198,137
	PG&E Corp.	8,221,738	143,552
			341,689

Real estate 0.15%
	Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	55,590
	CoStar Group, Inc.[1]	143,416	10,633
			66,223
	Total common stocks (cost: $19,726,136,000)		42,815,417

American Funds Insurance Series	16

Growth Fund (continued)
Preferred securities 0.27%		Shares	Value (000)
Information technology 0.24%
	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	$71,847
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,369
	PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	30,267
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,751
			106,234

Industrials 0.03%
	ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,5]	153,713	5,027
	ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,5]	42,272	1,382
	Einride AB, Series C, preferred shares[1,3,4]	110,647	3,762
			10,171
	Total preferred securities (cost: $104,084,000)		116,405
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	— [6]

Industrials 0.00%
	ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	— [6]
	Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.01%
Materials 0.01%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	6,005
	Total convertible stocks (cost: $6,435,000)		6,005
Short-term securities 2.23%
Money market investments 2.15%
	Capital Group Central Cash Fund 5.37%[7,8]	9,409,715	940,971

Money market investments purchased with collateral from securities on loan 0.08%
	Capital Group Central Cash Fund 5.37%[7,8,9]	240,324	24,032
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,092,847	8,093
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[7,9]	2,999,820	3,000
			35,125
	Total short-term securities (cost: $976,040,000)		976,096
	Total investment securities 100.18% (cost: $20,812,695,000)		43,913,923
	Other assets less liabilities (0.18)%		(79,268)
	Net assets 100.00%		$43,834,655

17	American Funds Insurance Series

Growth Fund (continued)
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.15%
Capital Group Central Cash Fund 5.37%[7]	$588,273	$2,478,043	$2,125,362	$(28)	$45	$940,971	$27,383
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.37%[7,9]	5,032	19,000 [10]				24,032	— [11]
Total 2.20%				$(28)	$45	$965,003	$27,383
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$71,847	.17%
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,384.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,369	.00 [12]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	31,351.07
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	30,267.07
Einride AB, Series C, preferred shares[1,3]	11/23/2022-2/21/2024	3,762	3,762.01
Einride AB1,3	2/1/2023	2,674	2,674	.00 [12]
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,5]	10/22/2021	10,452	5,027.01
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,5]	12/14/2023	1,382	1,382	.00 [12]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	— [6]	— [6]	.00 [12]
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,751.01
Total		$150,524	$154,814	.35%

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $38,162,000, which represented .09% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $154,814,000, which represented .35% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

American Funds Insurance Series	18

International Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.42%		Shares	Value (000)
Industrials 17.53%
	Recruit Holdings Co., Ltd.	3,812,162	$205,166
	Airbus SE, non-registered shares	1,387,973	191,382
	Siemens AG	569,990	106,012
	Techtronic Industries Co., Ltd.	7,983,000	91,156
	Melrose Industries PLC	12,204,660	85,233
	Safran SA	395,229	83,151
	Diploma PLC	1,289,802	67,299
	MTU Aero Engines AG	229,720	58,734
	Ashtead Group PLC	795,298	52,990
	Rolls-Royce Holdings PLC[1]	8,817,090	50,966
	Volvo AB, Class B	1,865,267	47,851
	Kingspan Group PLC	496,546	42,070
	International Container Terminal Services, Inc.	6,806,450	40,654
	Daikin Industries, Ltd.	290,700	40,158
	Schneider Electric SE	94,008	22,431
	Rumo SA	5,353,005	19,841
	Thales SA	92,053	14,791
	Shenzhen Inovance Technology Co., Ltd., Class A	1,661,517	11,729
	Grab Holdings, Ltd., Class A1	3,032,099	10,764
	Deutsche Post AG	253,300	10,249
	NIBE Industrier AB, Class B	1,820,442	7,674
	Airports of Thailand PCL, foreign registered shares	4,083,600	6,414
	Larsen & Toubro, Ltd.	121,773	5,159
			1,271,874

Information technology 14.14%
	Taiwan Semiconductor Manufacturing Co., Ltd.	6,339,000	188,531
	SAP SE	807,953	164,043
	SK hynix, Inc.	813,514	137,964
	Shopify, Inc., Class A, subordinate voting shares[1]	2,005,603	132,470
	Samsung Electronics Co., Ltd.	1,568,557	92,178
	ASML Holding NV	66,028	68,121
	Renesas Electronics Corp.	1,975,500	37,299
	NICE, Ltd. (ADR)[1]	200,311	34,448
	Constellation Software, Inc.	11,144	32,110
	NXP Semiconductors NV	96,785	26,044
	Fujitsu, Ltd.	1,430,200	22,471
	Lasertec Corp.	86,000	19,430
	Tata Consultancy Services, Ltd.	407,049	19,000
	OBIC Co., Ltd.	134,500	17,369
	Keyence Corp.	34,000	15,000
	Disco Corp.	19,400	7,434
	NEC Corp.	79,411	6,493
	Canva, Inc.[1,2,3]	4,819	5,140
			1,025,545

Health care 12.89%
	Novo Nordisk AS, Class B	2,869,107	409,870
	Daiichi Sankyo Co., Ltd.	9,339,308	326,256
	UCB SA	340,362	50,441
	Sanofi	399,983	38,447
	AstraZeneca PLC	222,892	34,748
	Eurofins Scientific SE, non-registered shares	510,470	25,379
	Grifols, SA, Class A, non-registered shares[1]	2,252,585	18,851
	Insulet Corp.[1]	46,653	9,414
	Ambu AS, Class B, non-registered shares[1]	480,488	9,229
	bioMérieux SA	79,847	7,554
	WuXi AppTec Co., Ltd., Class H	920,200	3,449
	WuXi AppTec Co., Ltd., Class A	288,960	1,558
			935,196

19	American Funds Insurance Series

International Fund (continued)
Common stocks (continued)		Shares	Value (000)

Materials 12.07%
	Glencore PLC	38,713,759	$220,737
	First Quantum Minerals, Ltd.	14,456,903	189,898
	Fortescue, Ltd.	9,297,560	132,825
	Ivanhoe Mines, Ltd., Class A1	4,152,270	53,571
	Ivanhoe Mines, Ltd., Class A1,3	3,675,281	47,417
	Shin-Etsu Chemical Co., Ltd.	1,525,800	59,348
	Rio Tinto PLC	607,516	39,990
	Anglo American PLC	1,244,014	39,130
	DSM-Firmenich AG	241,889	27,238
	Arkema SA	189,600	16,393
	Air Liquide SA	67,630	11,643
	Antofagasta PLC	387,237	10,268
	Grupo México, SAB de CV, Series B	1,803,200	9,699
	BASF SE	193,532	9,352
	Akzo Nobel NV	127,802	7,771
			875,280

Consumer discretionary 11.15%
	MercadoLibre, Inc.[1]	106,035	174,258
	adidas AG	481,188	114,842
	Maruti Suzuki India, Ltd.	447,149	64,324
	LVMH Moët Hennessy-Louis Vuitton SE	79,464	61,024
	Flutter Entertainment PLC[1]	329,610	60,108
	Evolution AB	549,600	57,273
	Ferrari NV (EUR denominated)	131,030	53,573
	Meituan, Class B1	2,607,700	36,946
	Sony Group Corp.	350,000	29,740
	Compagnie Financière Richemont SA, Class A	187,402	29,248
	Kering SA	77,668	28,235
	NEXT PLC	183,512	20,985
	Entain PLC	2,326,058	18,416
	PUMA SE, non-registered shares	276,959	12,729
	Zalando SE, non-registered shares[1]	467,567	10,930
	Sands China, Ltd.[1]	4,798,000	9,996
	Fast Retailing Co., Ltd.	33,500	8,499
	Galaxy Entertainment Group, Ltd.	1,820,000	8,477
	Hermès International	2,060	4,741
	Coupang, Inc., Class A1	205,714	4,310
			808,654

Financials 10.71%
	Nu Holdings Ltd., Class A1	14,180,495	182,787
	Banco Bilbao Vizcaya Argentaria, SA	10,041,451	100,177
	Aegon, Ltd.	10,831,321	66,872
	ING Groep NV	3,485,121	59,716
	AIA Group, Ltd.	8,508,476	57,696
	NatWest Group PLC	14,661,543	57,510
	Kotak Mahindra Bank, Ltd.	2,427,514	52,212
	Axis Bank, Ltd.	2,541,749	38,514
	Bajaj Finserv, Ltd.	1,272,550	24,212
	HDFC Bank, Ltd. (ADR)	207,750	13,364
	HDFC Bank, Ltd.	532,601	10,759
	FinecoBank SpA	1,183,344	17,634
	3i Group PLC	399,600	15,410
	Jio Financial Services, Ltd.[1]	3,024,434	12,948
	Bajaj Finance, Ltd.	151,942	12,936
	Bank Mandiri (Persero) Tbk PT	27,858,000	10,403
	Mizuho Financial Group, Inc.	452,800	9,482
	Bank Central Asia Tbk PT	13,486,900	8,136
	B3 SA - Brasil, Bolsa, Balcao	4,413,000	8,084

American Funds Insurance Series	20

International Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	KB Financial Group, Inc.	135,354	$7,675
	ICICI Bank, Ltd.	485,000	6,966
	Futu Holdings, Ltd. (ADR)[1]	52,123	3,420
			776,913

Energy 6.89%
	Reliance Industries, Ltd.	7,089,341	265,388
	Canadian Natural Resources, Ltd. (CAD denominated)	2,882,289	102,667
	Cenovus Energy, Inc. (CAD denominated)	4,716,328	92,703
	TotalEnergies SE	315,209	21,008
	Neste OYJ	777,534	13,789
	Shell PLC (GBP denominated)	125,376	4,506
			500,061

Communication services 5.05%
	Bharti Airtel, Ltd.	8,901,433	153,703
	Bharti Airtel, Ltd., interim shares	271,584	3,387
	Tencent Holdings, Ltd.	1,786,123	84,771
	Universal Music Group NV	2,138,913	63,404
	NetEase, Inc.	1,659,900	31,691
	Ubisoft Entertainment SA1	800,864	17,589
	Singapore Telecommunications, Ltd.	5,800,500	11,731
			366,276

Consumer staples 4.15%
	JBS SA1	12,787,767	73,820
	Danone SA	871,867	53,210
	Kweichow Moutai Co., Ltd., Class A	216,732	43,711
	Ajinomoto Co., Inc.	1,100,100	38,722
	Treasury Wine Estates, Ltd.	3,801,466	31,518
	Kobe Bussan Co., Ltd.	965,600	21,487
	Suntory Beverage & Food, Ltd.[4]	322,200	11,437
	Avenue Supermarts, Ltd.[1]	186,878	10,569
	Seven & i Holdings Co., Ltd.	764,200	9,308
	Barry Callebaut AG (Switzerland)	4,464	7,275
			301,057

Utilities 1.14%
	ENN Energy Holdings, Ltd.	5,578,460	45,932
	Engie SA	1,099,626	15,662
	E.ON SE	1,023,903	13,419
	SembCorp Industries, Ltd.	2,195,700	7,763
			82,776

Real estate 0.70%
	ESR Group, Ltd.	21,411,800	28,087
	Mitsui Fudosan Co., Ltd.	1,467,900	13,502
	Ayala Land, Inc.	18,147,800	8,827
			50,416
	Total common stocks (cost: $4,941,324,000)		6,994,048
Preferred securities 0.36%
Consumer discretionary 0.21%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	199,755	14,851

Financials 0.10%
	Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,588

21	American Funds Insurance Series

International Fund (continued)
Preferred securities (continued)		Shares	Value (000)

Health care 0.04%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,223

Information technology 0.01%
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	450
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	19
	Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
			470
	Total preferred securities (cost: $35,361,000)		26,132
Rights & warrants 0.00%
Information technology 0.00%
	Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	— [5]
	Total rights & warrants (cost: $0)		— [5]

Short-term securities 3.51%
Money market investments 3.51%
	Capital Group Central Cash Fund 5.37%[6,7]	2,547,039	254,704
	Total short-term securities (cost: $254,706,000)		254,704
	Total investment securities 100.29% (cost: $5,231,391,000)		7,274,884
	Other assets less liabilities (0.29)%		(20,968)
	Net assets 100.00%		$7,253,916
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.51%
Money market investments 3.51%
Capital Group Central Cash Fund 5.37%[6]	$202,026	$962,313	$909,613	$(19)	$(3)	$254,704	$6,516
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$47,417	.65%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	5,140.07
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	450.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	19	.00 [8]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [8]
Total		$41,929	$53,027	.73%

American Funds Insurance Series	22

International Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $53,027,000, which represented .73% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $9,093,000, which represented .13% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 6/30/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
Refer to the notes to financial statements.

23	American Funds Insurance Series

New World Fund
Investment portfolio June 30, 2024unaudited

Common stocks 91.00%		Shares	Value (000)
Information technology 16.46%
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,555,269	$135,480
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	9,625	1,673
	Microsoft Corp.	228,056	101,930
	NVIDIA Corp.	465,601	57,520
	Broadcom, Inc.	30,144	48,397
	ASML Holding NV	35,752	36,885
	Samsung Electronics Co., Ltd.	372,411	21,885
	Synopsys, Inc.[1]	33,525	19,949
	SK hynix, Inc.	115,019	19,506
	Keyence Corp.	41,300	18,221
	SAP SE	81,541	16,556
	SAP SE (ADR)	5,124	1,033
	Capgemini SE	62,869	12,453
	ASM International NV	15,819	12,049
	Tokyo Electron, Ltd.	44,500	9,772
	Apple, Inc.	45,477	9,578
	Coforge, Ltd.	110,380	7,234
	Disco Corp.	16,100	6,169
	MediaTek, Inc.	139,000	5,942
	Applied Materials, Inc.	23,020	5,432
	eMemory Technology, Inc.	65,000	5,110
	E Ink Holdings, Inc.	597,000	4,656
	TDK Corp.	63,700	3,893
	Tata Consultancy Services, Ltd.	79,474	3,710
	Globant SA1	18,965	3,381
	EPAM Systems, Inc.[1]	16,583	3,119
	Advantech Co., Ltd.	269,000	3,060
	Wolfspeed, Inc.[1]	120,200	2,736
	Micron Technology, Inc.	20,352	2,677
	Oracle Corp.	9,736	1,375
	NICE, Ltd. (ADR)[1]	7,618	1,310
	Intel Corp.	41,006	1,270
	Lasertec Corp.	4,572	1,033
	Hamamatsu Photonics KK	35,400	955
	Accenture PLC, Class A	3,145	954
	Canva, Inc.[1,2,3]	385	411
			587,314

Financials 15.78%
	Nu Holdings Ltd., Class A1	3,094,881	39,893
	Banco Bilbao Vizcaya Argentaria, SA	3,402,208	33,941
	AIA Group, Ltd.	4,696,600	31,847
	PB Fintech, Ltd.[1]	1,727,215	28,861
	Capitec Bank Holdings, Ltd.	182,361	26,341
	Bank Central Asia Tbk PT	40,916,923	24,684
	Bank Mandiri (Persero) Tbk PT	65,132,000	24,323
	Mastercard, Inc., Class A	53,392	23,554
	HDFC Bank, Ltd.	1,081,219	21,841
	Kotak Mahindra Bank, Ltd.	978,081	21,037
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,843,044	17,475
	Axis Bank, Ltd.	1,112,512	16,857
	Cholamandalam Investment and Finance Co., Ltd.	941,517	15,994
	XP, Inc., Class A	872,035	15,339
	Visa, Inc., Class A	53,344	14,001
	AU Small Finance Bank, Ltd.	1,677,617	13,476
	Eurobank Ergasias Services and Holdings SA	5,452,369	11,805
	Shriram Finance, Ltd.	325,656	11,352
	B3 SA - Brasil, Bolsa, Balcao	5,866,855	10,747
	ICICI Bank, Ltd. (ADR)	178,177	5,133
	ICICI Bank, Ltd.	314,605	4,519
	S&P Global, Inc.	18,291	8,158
	Discovery, Ltd.	1,001,935	7,417

American Funds Insurance Series	24

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank of the Philippine Islands	3,590,328	$7,295
	Canara Bank	5,058,160	7,230
	Bajaj Finserv, Ltd.	363,565	6,917
	Power Finance Corp., Ltd.[1]	1,180,473	6,848
	Grupo Financiero Banorte, SAB de CV, Series O	877,970	6,841
	National Bank of Greece SA1	790,899	6,596
	Hong Kong Exchanges and Clearing, Ltd.	205,400	6,544
	Bajaj Finance, Ltd.	65,590	5,584
	Aon PLC, Class A	18,358	5,390
	Erste Group Bank AG	112,765	5,341
	Commercial International Bank - Egypt (CIB) SAE (GDR)	2,383,296	3,547
	Commercial International Bank - Egypt (CIB) SAE	719,163	1,159
	HSBC Holdings PLC (GBP denominated)	515,437	4,461
	REC, Ltd.	654,212	4,115
	Bank Rakyat Indonesia (Persero) Tbk PT	13,813,800	3,854
	Edenred SA	88,127	3,718
	Alpha Services and Holdings SA1	2,252,753	3,678
	BDO Unibank, Inc.	1,661,870	3,638
	Bank of Baroda	1,100,331	3,629
	Kaspi.kz JSC (ADR)	28,095	3,625
	China Merchants Bank Co., Ltd., Class H	766,500	3,481
	DBS Group Holdings, Ltd.	119,340	3,145
	Brookfield Corp., Class A	71,275	2,961
	Moody’s Corp.	7,024	2,957
	Banco BTG Pactual SA, units	503,543	2,784
	Akbank TAS	1,328,305	2,607
	China Construction Bank Corp., Class H	3,240,000	2,393
	BNP Paribas SA	36,217	2,321
	Max Financial Services, Ltd.[1]	190,118	2,208
	Jio Financial Services, Ltd.[1]	370,072	1,584
	Bank of Ningbo Co., Ltd., Class A	437,700	1,329
	East Money Information Co., Ltd., Class A	901,027	1,308
	Haci Ömer Sabanci Holding AS	412,704	1,219
	Prudential PLC	108,552	985
	Emirates NBD Bank PJSC	196,305	881
	Société Générale	31,778	742
	TISCO Financial Group PCL, foreign registered shares	281,800	733
	China Pacific Insurance (Group) Co., Ltd., Class H	255,200	622
	Moscow Exchange MICEX-RTS PJSC[2]	438,203	— [4]
	Sberbank of Russia PJSC[2]	2,662,164	— [4]
			562,865

Industrials 10.95%
	Airbus SE, non-registered shares	303,101	41,793
	International Container Terminal Services, Inc.	4,925,980	29,422
	Safran SA	133,021	27,986
	Techtronic Industries Co., Ltd.	1,517,000	17,322
	Rumo SA	4,258,067	15,783
	Copa Holdings, SA, Class A	164,342	15,642
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	869,119	13,595
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	9,248	1,441
	Rolls-Royce Holdings PLC[1]	2,365,175	13,672
	Larsen & Toubro, Ltd.	293,200	12,422
	Shenzhen Inovance Technology Co., Ltd., Class A	1,581,274	11,162
	Daikin Industries, Ltd.	76,600	10,582
	Carrier Global Corp.	162,961	10,280
	TransDigm Group, Inc.	7,771	9,928
	Airports of Thailand PCL, foreign registered shares	6,283,500	9,870
	General Electric Co.	61,193	9,728
	Mitsui & Co., Ltd.	383,200	8,741
	BAE Systems PLC	513,078	8,567
	Contemporary Amperex Technology Co., Ltd., Class A	329,425	8,138

25	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Schneider Electric SE	28,231	$6,736
	IMCD NV	46,917	6,495
	Wizz Air Holdings PLC[1]	214,193	6,058
	Siemens AG	31,592	5,876
	ZTO Express (Cayman), Inc., Class A (ADR)	278,207	5,773
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,194,123	5,768
	Caterpillar, Inc.	16,719	5,569
	Boeing Co.[1]	27,229	4,956
	Grab Holdings, Ltd., Class A1	1,368,510	4,858
	Thales SA	28,985	4,657
	CCR SA, ordinary nominative shares	2,180,359	4,540
	SMC Corp.	9,100	4,345
	InPost SA1	239,071	4,195
	DSV A/S	27,186	4,160
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	639,264	4,099
	Interpump Group SpA	84,813	3,752
	Ayala Corp.	371,770	3,686
	Weichai Power Co., Ltd., Class H	976,000	1,860
	Weichai Power Co., Ltd., Class A	780,400	1,745
	MISUMI Group, Inc.	174,600	2,986
	Bureau Veritas SA	102,855	2,839
	Leonardo SpA	115,560	2,694
	GT Capital Holdings, Inc.	218,150	2,304
	Ingersoll-Rand, Inc.	24,129	2,192
	SM Investments Corp.	154,590	2,186
	Astra International Tbk PT	7,835,919	2,129
	Shanghai International Airport Co., Ltd., Class A1	396,500	1,760
	Hitachi, Ltd.	71,500	1,612
	Epiroc AB, Class B	72,448	1,322
	Embraer SA1	146,300	946
	Centre Testing International Group Co., Ltd.	643,296	892
	Legrand SA	8,580	855
	Haitian International Holdings, Ltd.	197,146	562
	Veralto Corp.	— [4]	— [4]
			390,481

Consumer discretionary 10.65%
	MercadoLibre, Inc.[1]	33,577	55,180
	LVMH Moët Hennessy-Louis Vuitton SE	48,128	36,960
	Trip.com Group, Ltd. (ADR)[1]	609,981	28,669
	Trip.com Group, Ltd.[1]	26,750	1,267
	Midea Group Co., Ltd., Class A	2,275,068	20,202
	Eicher Motors, Ltd.	312,279	17,455
	Meituan, Class B1	1,209,700	17,139
	Galaxy Entertainment Group, Ltd.	3,295,000	15,348
	adidas AG	54,990	13,124
	Compagnie Financière Richemont SA, Class A	75,839	11,836
	BYD Co., Ltd., Class A1	178,108	6,119
	BYD Co., Ltd., Class H	176,500	5,238
	Jumbo SA	364,761	10,466
	Titan Co., Ltd.	217,886	8,867
	Maruti Suzuki India, Ltd.	60,040	8,637
	H World Group, Ltd. (ADR)	251,137	8,368
	H World Group, Ltd.	47,700	159
	YUM! Brands, Inc.	60,957	8,074
	Hilton Worldwide Holdings, Inc.	35,293	7,701
	Shenzhou International Group Holdings, Ltd.	736,700	7,209
	Evolution AB	63,993	6,669
	Ferrari NV (EUR denominated)	15,419	6,304
	Tesla, Inc.[1]	29,809	5,899
	Hermès International	2,386	5,492
	Naspers, Ltd., Class N	24,555	4,786

American Funds Insurance Series	26

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Sands China, Ltd.[1]	2,291,600	$4,774
	Industria de Diseño Textil, SA	94,901	4,690
	Alibaba Group Holding, Ltd. (ADR)	40,360	2,906
	Alibaba Group Holding, Ltd.	168,672	1,516
	TVS Motor Co., Ltd.	152,648	4,315
	Amadeus IT Group SA, Class A, non-registered shares	61,547	4,096
	Kering SA	10,404	3,782
	Mahindra & Mahindra, Ltd.	109,980	3,767
	Stellantis NV	163,669	3,219
	Li Ning Co., Ltd.	1,266,655	2,679
	Suzuki Motor Corp.	227,300	2,631
	China Tourism Group Duty Free Corp., Ltd., Class H5	394,952	2,414
	Airbnb, Inc., Class A1	15,833	2,401
	Tube Investments of India, Ltd.	40,897	2,075
	Aptiv PLC[1]	28,249	1,989
	General Motors Co.	42,308	1,966
	Bharat Forge, Ltd.	90,789	1,812
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	230,090	1,716
	Booking Holdings, Inc.	382	1,513
	NIKE, Inc., Class B	19,852	1,496
	Renault SA	28,126	1,434
	Shangri-La Asia, Ltd.	1,954,000	1,343
	Magazine Luiza SA1	595,887	1,284
	Inchcape PLC	101,227	953
	Zhongsheng Group Holdings, Ltd.	518,500	757
	Cyrela Brazil Realty SA, ordinary nominative shares	201,625	680
	Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	631
			380,007

Health care 10.18%
	Novo Nordisk AS, Class B	580,598	82,942
	Eli Lilly and Co.	54,575	49,411
	Max Healthcare Institute, Ltd.	3,456,744	38,870
	AstraZeneca PLC	208,188	32,456
	Thermo Fisher Scientific, Inc.	49,309	27,268
	Laurus Labs, Ltd.	2,068,421	10,484
	Abbott Laboratories	97,925	10,175
	BeiGene, Ltd. (ADR)[1]	67,796	9,672
	BeiGene, Ltd.[1]	42,200	463
	Innovent Biologics, Inc.[1]	2,028,873	9,568
	Danaher Corp.	36,009	8,997
	Rede D’Or Sao Luiz SA	1,813,576	8,824
	Jiangsu Hengrui Medicine Co., Ltd., Class A1	1,656,888	8,767
	Aspen Pharmacare Holdings, Ltd.	545,396	6,995
	EssilorLuxottica SA	28,897	6,200
	Hypera SA, ordinary nominative shares	984,819	5,056
	Revvity, Inc.	47,284	4,958
	Mankind Pharma, Ltd.[1]	165,835	4,212
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	102,500	4,109
	WuXi AppTec Co., Ltd., Class H	855,900	3,208
	WuXi AppTec Co., Ltd., Class A	161,019	868
	Zoetis, Inc., Class A	20,648	3,580
	OdontoPrev SA	1,457,766	2,962
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	175,530	2,852
	Zai Lab, Ltd. (ADR)[1,5]	156,069	2,705
	Mettler-Toledo International, Inc.[1]	1,535	2,145
	Siemens Healthineers AG	37,235	2,145
	Align Technology, Inc.[1]	8,344	2,015
	Alcon, Inc.	22,171	1,973
	Legend Biotech Corp. (ADR)[1]	44,278	1,961
	Illumina, Inc.[1]	14,693	1,534
	Medtronic PLC	15,457	1,217

27	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Asahi Intecc Co., Ltd.	76,600	$1,078
	Straumann Holding AG	8,668	1,067
	Lupin, Ltd.[1]	49,541	963
	Angelalign Technology, Inc.	88,406	643
	WuXi Biologics (Cayman), Inc.[1]	298,500	438
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	164
	CanSino Biologics, Inc., Class H1,5	61,521	154
	GRAIL, Inc.[1]	2,448	38
	GE HealthCare Technologies, Inc.	— [4]	— [4]
			363,137

Communication services 8.75%
	Tencent Holdings, Ltd.	1,621,251	76,946
	Alphabet, Inc., Class A	162,765	29,647
	Alphabet, Inc., Class C	146,286	26,832
	Meta Platforms, Inc., Class A	108,267	54,590
	Bharti Airtel, Ltd.	2,193,574	37,877
	Bharti Airtel, Ltd., interim shares	61,951	773
	NetEase, Inc.	1,057,400	20,188
	NetEase, Inc. (ADR)	23,644	2,260
	MTN Group, Ltd.	2,922,467	13,569
	América Móvil, SAB de CV, Class B (ADR)	538,156	9,149
	Telefónica, SA, non-registered shares	1,783,779	7,556
	Netflix, Inc.[1]	10,302	6,953
	Telkom Indonesia (Persero) Tbk PT, Class B	35,586,000	6,753
	Indus Towers, Ltd.[1]	955,570	4,302
	Singapore Telecommunications, Ltd.	1,876,100	3,794
	Vodafone Group PLC	3,990,134	3,515
	Informa PLC	186,372	2,018
	Vodafone Idea, Ltd.[1]	8,957,264	1,910
	JCDecaux SE1	75,052	1,469
	TIM SA	498,106	1,415
	Saudi Telecom Co., non-registered shares	44,520	445
			311,961

Consumer staples 6.75%
	Kweichow Moutai Co., Ltd., Class A	195,370	39,403
	ITC, Ltd.	4,563,649	23,157
	Varun Beverages, Ltd.	953,627	18,554
	Nestlé SA	142,447	14,541
	Arca Continental, SAB de CV	1,112,766	10,912
	Bunge Global SA	92,660	9,893
	Monster Beverage Corp.[1]	192,453	9,613
	JBS SA1	1,656,568	9,563
	Constellation Brands, Inc., Class A	32,921	8,470
	Avenue Supermarts, Ltd.[1]	149,667	8,465
	Ajinomoto Co., Inc.	230,299	8,106
	Carlsberg A/S, Class B	63,645	7,617
	Dino Polska SA, non-registered shares[1]	63,165	6,353
	Kao Corp.[5]	151,100	6,139
	KT&G Corp.	90,585	5,792
	Anheuser-Busch InBev SA/NV	92,550	5,346
	British American Tobacco PLC	159,363	4,899
	Budweiser Brewing Co., APAC, Ltd.	4,133,100	4,866
	Shoprite Holdings, Ltd.	274,334	4,262
	Pernod Ricard SA	29,727	4,045
	United Spirits, Ltd.	255,890	3,919
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,027,176	3,507
	Uni-Charm Corp.	109,300	3,502
	Tsingtao Brewery Co., Ltd., Class H	475,634	3,169
	Philip Morris International, Inc.	29,107	2,949
	L’Oréal SA, non-registered shares	5,458	2,400

American Funds Insurance Series	28

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Dabur India, Ltd.	309,986	$2,234
	WH Group, Ltd.	2,961,000	1,948
	Danone SA	30,623	1,869
	JD Health International, Inc.[1]	663,450	1,803
	Barry Callebaut AG (Switzerland)	660	1,076
	Wuliangye Yibin Co., Ltd., Class A1	47,971	845
	Mondelez International, Inc., Class A	11,362	744
	Reckitt Benckiser Group PLC	11,580	625
			240,586

Materials 6.36%
	First Quantum Minerals, Ltd.	2,579,376	33,881
	Freeport-McMoRan, Inc.	685,576	33,319
	Linde PLC	46,332	20,331
	Vale SA, ordinary nominative shares	737,869	8,213
	Vale SA (ADR), ordinary nominative shares	559,941	6,254
	APL Apollo Tubes, Ltd.	621,870	11,545
	Jindal Steel & Power, Ltd.	774,403	9,655
	Barrick Gold Corp.	574,012	9,575
	Glencore PLC	1,562,596	8,910
	Amcor PLC (CDI)	845,294	8,395
	Sika AG	28,997	8,254
	Grupo México, SAB de CV, Series B	1,467,800	7,895
	Albemarle Corp.	62,894	6,008
	Givaudan SA	1,257	5,963
	Shin-Etsu Chemical Co., Ltd.	140,400	5,461
	Southern Copper Corp.	48,648	5,241
	Asian Paints, Ltd.	140,896	4,919
	Tata Steel, Ltd.	2,361,679	4,910
	Nutrien, Ltd. (CAD denominated)[5]	70,551	3,592
	Zijin Mining Group Co., Ltd., Class H	1,526,000	3,194
	Anhui Conch Cement Co., Ltd., Class H	1,185,000	2,822
	Gerdau SA (ADR)	851,567	2,810
	Loma Negra Compania Industrial Argentina SA (ADR)[1]	377,121	2,549
	Shandong Sinocera Functional Material Co., Ltd., Class A	799,500	1,964
	Arkema SA	22,359	1,933
	Fresnillo PLC	266,535	1,896
	DSM-Firmenich AG	14,805	1,667
	BASF SE	31,883	1,541
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units	230,007	1,470
	Akzo Nobel NV	24,034	1,461
	Antofagasta PLC	45,109	1,196
	OCI NV	2,725	67
	Alrosa PJSC[2]	1,123,215	— [4]
			226,891

Energy 2.43%
	TotalEnergies SE	395,528	26,362
	Reliance Industries, Ltd.	580,979	21,749
	New Fortress Energy, Inc., Class A5	301,785	6,633
	Exxon Mobil Corp.	55,370	6,374
	Schlumberger NV	111,302	5,251
	Cheniere Energy, Inc.	29,614	5,178
	Chevron Corp.	32,824	5,134
	Vista Energy, SAB de CV, Class A (ADR)[1]	64,664	2,941
	Shell PLC (GBP denominated)	59,216	2,128
	Borr Drilling, Ltd. (NOK denominated)	161,879	1,040
	Borr Drilling, Ltd.[1]	156,383	1,009
	Galp Energia, SGPS, SA, Class B	82,092	1,734
	INPEX Corp.[5]	42,400	626
	Saudi Arabian Oil Co.	54,835	405

29	American Funds Insurance Series

New World Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	$270
	Gazprom PJSC[1,2]	945,858	— [4]
	Rosneft Oil Co. PJSC[2]	588,661	— [4]
			86,834

Real estate 1.74%
	Macrotech Developers, Ltd.	2,136,509	38,480
	China Resources Mixc Lifestyle Services, Ltd.	1,720,200	5,697
	Fibra Uno Administración REIT, SA de CV	4,598,444	5,650
	KE Holdings, Inc., Class A (ADR)	339,115	4,799
	CK Asset Holdings, Ltd.	923,500	3,457
	American Tower Corp. REIT	9,397	1,827
	ALLOS SA, ordinary nominative shares	390,474	1,475
	Longfor Group Holdings, Ltd.	399,346	547
	Ayala Land, Inc.	87,800	43
			61,975

Utilities 0.95%
	ENN Energy Holdings, Ltd.	1,693,905	13,948
	Equatorial Energia SA, ordinary nominative shares	1,824,334	10,016
	Equatorial Energia SA, subscription receipts[1]	28,068	156
	Power Grid Corporation of India, Ltd.	1,151,593	4,545
	Engie SA	277,981	3,959
	AES Corp.	79,278	1,393
			34,017
	Total common stocks (cost: $2,188,853,000)		3,246,068
Preferred securities 0.69%
Financials 0.27%
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,367,365	7,985
	Itaú Unibanco Holding SA, preferred nominative shares	301,179	1,746
			9,731

Real estate 0.17%
	QuintoAndar, Ltd., Series E, preference shares[1,2,3]	32,657	4,780
	QuintoAndar, Ltd., Series E-1, preference shares[1,2,3]	8,400	1,230
			6,010

Consumer discretionary 0.15%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	72,473	5,388
	Getir BV, Series D, preferred shares[1,2,3]	7,768	— [4]
			5,388

Information technology 0.10%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	78,747	3,616
	Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	34	37
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	1	1
			3,654
	Total preferred securities (cost: $30,556,000)		24,783
Rights & warrants 0.03%
Consumer discretionary 0.03%
	Midea Group Co., Ltd., warrants, expire 3/19/2025[1,6]	128,407	1,140
	Total rights & warrants (cost: $1,092,000)		1,140

American Funds Insurance Series	30

New World Fund (continued)
Convertible stocks 0.01%	Shares	Value (000)
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	$266
Total convertible stocks (cost: $286,000)		266
Bonds, notes & other debt instruments 3.45%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.92%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD200	165
Angola (Republic of) 9.50% 11/12/2025	400	407
Angola (Republic of) 8.25% 5/9/2028	900	848
Angola (Republic of) 8.00% 11/26/2029[6]	445	401
Angola (Republic of) 8.75% 4/14/2032[6]	280	248
Argentine Republic 1.00% 7/9/2029	32	18
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[7]	2,217	934
Argentine Republic 4.25% 1/9/2038 (5.00% on 7/9/2024)[7]	1,091	501
Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,454	959
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL12,699	2,186
Brazil (Federative Republic of) 6.00% 5/15/2027[8]	27,282	4,826
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	748
Brazil (Federative Republic of) 6.00% 8/15/2032[8]	4,941	859
Brazil (Federative Republic of) 10.00% 1/1/2033	27,237	4,326
Brazil (Federative Republic of) 6.00% 8/15/2050[8]	5,525	932
Chile (Republic of) 5.30% 11/1/2037	CLP480,000	471
Chile (Republic of) 4.34% 3/7/2042	USD350	303
China (Peoples Republic of) 2.27% 5/25/2034	CNY6,100	844
China (Peoples Republic of) 2.57% 5/20/2054	4,000	567
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	27,780	4,014
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	25,030	4,263
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,472
Colombia (Republic of) 3.25% 4/22/2032	USD700	538
Colombia (Republic of) 8.00% 11/14/2035	200	206
Colombia (Republic of) 5.20% 5/15/2049	755	534
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,784,100	362
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	476
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[8]	6,870	513
Colombia (Republic of), Series B, 9.25% 5/28/2042	4,013,400	807
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	135
Czech Republic 1.95% 7/30/2037	CZK17,900	593
Dominican Republic 8.625% 4/20/2027[6]	USD575	596
Dominican Republic 5.50% 2/22/2029[6]	275	266
Dominican Republic 11.375% 7/6/2029	DOP12,800	230
Dominican Republic 7.05% 2/3/2031[6]	USD150	155
Dominican Republic 13.625% 2/3/2033	DOP9,000	180
Dominican Republic 5.875% 1/30/2060	USD1,725	1,468
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR200	171
Egypt (Arab Republic of) 7.625% 5/29/2032	USD200	164
Egypt (Arab Republic of) 8.50% 1/31/2047	400	297
Egypt (Arab Republic of) 8.875% 5/29/2050	755	577
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	357
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[9]	440	319
Gabonese Republic 7.00% 11/24/2031	950	717
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	576
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	660
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,298
Honduras (Republic of) 5.625% 6/24/2030	283	242
Honduras (Republic of) 5.625% 6/24/2030[6]	281	240
Hungary (Republic of) 6.25% 9/22/2032[6]	330	341
Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF160,000	435
India (Republic of) 7.32% 11/13/2030	INR39,150	476
India (Republic of) 6.54% 1/17/2032	81,680	952

31	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
India (Republic of) 7.18% 7/24/2037	INR44,040	$535
Indonesia (Republic of) 6.625% 2/17/2037	USD300	335
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR23,910,000	1,438
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	788
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	333
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,654
Indonesia (Republic of), Series 100, 6.625% 2/15/2034	38,157,000	2,262
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	8,552,000	540
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	34,690,000	2,123
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	725
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	7,686	1,784
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	450
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	232
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	1,821	377
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	247
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	957
Mongolia (State of) 4.45% 7/7/2031	300	253
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	256
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,079
Nigeria (Republic of) 7.625% 11/21/2025[6]	358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Oman (Sultanate of) 6.75% 1/17/2048	285	291
Panama (Republic of) 3.75% 4/17/2026	100	94
Panama (Republic of) 4.50% 4/16/2050	200	135
Panama (Republic of) 6.853% 3/28/2054	590	542
Panama (Republic of) 7.875% 3/1/2057	1,400	1,461
Panama (Republic of) 4.50% 1/19/2063	200	128
Paraguay (Republic of) 4.95% 4/28/2031	320	307
Peru (Republic of) 3.00% 1/15/2034	225	183
Peru (Republic of) 6.55% 3/14/2037	360	386
Peru (Republic of) 2.78% 12/1/2060	100	56
PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	400	347
Philippines (Republic of) 6.375% 10/23/2034	145	159
Philippines (Republic of) 3.95% 1/20/2040	500	425
Poland (Republic of) 5.75% 4/25/2029	PLN4,500	1,131
Poland (Republic of) 4.875% 10/4/2033	USD560	547
Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN7,680	1,813
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,403
Romania 2.00% 1/28/2032	EUR1,375	1,152
Romania 5.25% 5/30/2032	450	470
Romania 2.00% 4/14/2033	300	242
Romania 5.625% 5/30/2037	390	403
Romania 5.125% 6/15/2048[6]	USD500	417
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	698
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	990	967
Senegal (Republic of) 4.75% 3/13/2028	EUR600	595
South Africa (Republic of) 11.625% 3/31/2053	ZAR9,182	490
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	53,447	2,464
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	551
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	52,108	2,425
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,412
Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	431
Thailand (Kingdom of) 3.45% 6/17/2043	18,658	523
Turkey (Republic of) 12.60% 10/1/2025	TRY40,595	938
Turkey (Republic of) 9.875% 1/15/2028	USD200	220
Turkey (Republic of) 17.30% 7/19/2028	TRY67,970	1,561
Turkey (Republic of) 11.875% 1/15/2030	USD500	628
Turkey (Republic of) 4.875% 4/16/2043	655	465
Ukraine 7.75% 9/1/2029[9]	1,728	540
United Mexican States 4.75% 3/8/2044	800	644
United Mexican States 3.75% 4/19/2071	200	121

American Funds Insurance Series	32

New World Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States, Series M, 7.50% 6/3/2027	MXN16,460	$838
	United Mexican States, Series M20, 8.50% 5/31/2029	34,418	1,772
	United Mexican States, Series M, 7.75% 5/29/2031	73,381	3,578
	United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,825
	United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,804
	United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,144
	United Mexican States, Series M, 8.00% 7/31/2053	23,949	1,058
	United Mexican States, Series S, 4.00% 10/29/2054[8]	15,685	718
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD75	11
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	930	142
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	805	115
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[9]	800	134
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	180	29
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	230	40
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	65	10
			104,226
Corporate bonds, notes & loans 0.53%
Energy 0.13%
	Oleoducto Central SA 4.00% 7/14/2027[6]	255	237
	Oleoducto Central SA 4.00% 7/14/2027	200	185
	Petrobras Global Finance BV 6.85% 6/5/2115	59	52
	Petroleos Mexicanos 7.19% 9/12/2024	MXN22,000	1,189
	Petroleos Mexicanos 6.49% 1/23/2027	USD2,585	2,483
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	446
			4,771

Materials 0.10%
	Braskem Idesa SAPI 7.45% 11/15/2029	975	795
	Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	244
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	355	363
	CSN Resources SA 8.875% 12/5/2030[6]	400	398
	Sasol Financing USA, LLC 8.75% 5/3/2029[3]	1,100	1,120
			3,533

Financials 0.09%
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	709
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/ 2033)[6,7]	340	351
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	263
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	558
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]	600	650
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	628
			3,159

Communication services 0.07%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	730
	América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,226
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	237
	PLDT, Inc. 2.50% 1/23/2031	210	177
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	380	249
			2,619

33	American Funds Insurance Series

New World Fund (continued)
Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Utilities 0.05%
	Aegea Finance SARL 9.00% 1/20/2031[6]		USD275	$286
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[6]		270	235
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]		412	356
	Eskom Holdings SOC, Ltd. 8.45% 8/10/2028		490	494
	Greenko Dutch BV 3.85% 3/29/2026[6]		182	172
	Greenko Dutch BV 3.85% 3/29/2026		182	172
				1,715

Consumer discretionary 0.04%
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	263
	Meituan 3.05% 10/28/2030[6]		400	345
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]		345	342
	MercadoLibre, Inc. 3.125% 1/14/2031		400	339
	Sands China, Ltd. 4.375% 6/18/2030		220	203
				1,492

Consumer staples 0.02%
	NBM US Holdings, Inc. 7.00% 5/14/2026[3]		200	200
	NBM US Holdings, Inc. 6.625% 8/6/2029[3]		420	416
				616

Industrials 0.02%
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]		335	335
	Mexico City Airport Trust 4.25% 10/31/2026		200	193
				528

Health care 0.01%
	Rede D’Or Finance SARL 4.50% 1/22/2030		480	433
	Total corporate bonds, notes & loans			18,866
	Total bonds, notes & other debt instruments (cost: $132,049,000)			123,092
Short-term securities 4.12%			Shares
Money market investments 3.88%
	Capital Group Central Cash Fund 5.37%[10,11]		1,385,246	138,525

Money market investments purchased with collateral from securities on loan 0.19%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[10,12]		6,722,363	6,722
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[10,12]		6,889	7
				6,729
		Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
	Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	856
	Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	49
	Nigeria (Republic of) 2/20/2025	17.782	113,775	65
	Nigeria (Republic of) 2/25/2025	18.036	346,521	199

American Funds Insurance Series	34

New World Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 3/6/2025	17.801%	NGN389,048	$221
Nigeria (Republic of) 3/13/2025	17.900	151,700	86
Nigeria (Republic of) 3/27/2025	18.586	221,188	124
			1,600
Total short-term securities (cost: $146,928,000)			146,854
Total investment securities 99.30% (cost: $2,499,764,000)			3,542,203
Other assets less liabilities 0.70%			25,094
Net assets 100.00%			$3,567,297
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	115	10/3/2024	USD23,485	$34
5 Year Euro-Bobl Futures	Long	17	9/10/2024	2,120	17
10 Year Euro-Bund Futures	Short	16	9/10/2024	(2,255)	(27)
10 Year Ultra U.S. Treasury Note Futures	Short	56	9/30/2024	(6,358)	(38)
20 Year U.S. Treasury Bond Futures	Long	4	9/30/2024	473	(6)
					$(20)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	199	PLN	800	Barclays Bank PLC	7/1/2024	$— [4]
PLN	800	USD	202	Barclays Bank PLC	7/1/2024	(4)
USD	1,058	CNH	7,653	UBS AG	7/9/2024	9
CNH	508	USD	70	HSBC Bank	7/9/2024	— [4]
HUF	21,785	USD	59	BNP Paribas	7/9/2024	— [4]
HUF	18,327	USD	49	Morgan Stanley	7/9/2024	— [4]
HUF	425,110	USD	1,167	Standard Chartered Bank	7/9/2024	(15)
TRY	21,350	USD	637	Barclays Bank PLC	7/10/2024	9
USD	120	EUR	110	JPMorgan Chase	7/10/2024	2
USD	483	EUR	450	Barclays Bank PLC	7/10/2024	1
CZK	1,350	USD	58	Bank of America	7/10/2024	— [4]
PLN	250	USD	62	Goldman Sachs	7/10/2024	— [4]
USD	70	TRY	2,330	BNP Paribas	7/10/2024	(1)
PLN	2,169	USD	548	BNP Paribas	7/10/2024	(10)
USD	918	ZAR	17,141	Morgan Stanley	7/10/2024	(23)
CZK	20,535	USD	908	Standard Chartered Bank	7/10/2024	(30)
INR	6,595	USD	79	Bank of America	7/11/2024	— [4]
USD	3,888	MYR	18,240	JPMorgan Chase	7/12/2024	20
USD	133	MYR	625	Standard Chartered Bank	7/12/2024	— [4]
MYR	843	USD	179	JPMorgan Chase	7/12/2024	— [4]
MXN	4,629	USD	261	Morgan Stanley	7/12/2024	(9)
USD	397	BRL	2,100	Citibank	7/15/2024	22

35	American Funds Insurance Series

New World Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
IDR	4,241,092	USD	258	HSBC Bank	7/15/2024	$1
MXN	4,200	USD	228	BNP Paribas	7/17/2024	1
MXN	15,876	USD	866	Goldman Sachs	7/17/2024	(1)
USD	1,620	MXN	30,285	Morgan Stanley	7/17/2024	(31)
EUR	156	USD	168	BNP Paribas	7/22/2024	(1)
USD	839	EUR	785	Barclays Bank PLC	7/22/2024	(3)
USD	759	ZAR	13,774	Goldman Sachs	7/24/2024	3
USD	870	EUR	810	Citibank	7/24/2024	2
USD	89	ZAR	1,605	Goldman Sachs	7/24/2024	2
USD	165	ZAR	2,995	Bank of New York Mellon	7/24/2024	1
CZK	13,725	USD	591	BNP Paribas	7/24/2024	(4)
USD	858	TRY	29,135	Barclays Bank PLC	7/24/2024	(9)
USD	80	THB	2,940	Citibank	7/25/2024	— [4]
USD	943	EUR	882	Morgan Stanley	7/25/2024	(2)
USD	36	CLP	33,408	Morgan Stanley	7/30/2024	— [4]
USD	124	IDR	2,028,485	Standard Chartered Bank	7/30/2024	— [4]
INR	29,292	USD	351	Standard Chartered Bank	7/30/2024	— [4]
USD	70	INR	5,840	Citibank	7/30/2024	— [4]
BRL	5,020	USD	910	Citibank	7/30/2024	(15)
BRL	6,610	USD	1,210	JPMorgan Chase	7/30/2024	(32)
PLN	800	USD	199	Barclays Bank PLC	8/5/2024	— [4]
USD	192	MXN	3,615	Barclays Bank PLC	9/20/2024	(3)
TRY	20,295	USD	516	Barclays Bank PLC	9/23/2024	49
USD	579	MXN	10,570	Citibank	9/27/2024	9
USD	838	MXN	15,605	Morgan Stanley	9/27/2024	(2)
						$(64)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$(6)	$—	$(6)
9.7175%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN7,650	3	—	3
9.5995%	28-day	28-day MXN-TIIE	28-day	6/21/2029	MXN20,349	3	—	3
SOFR	Annual	3.8835%	Annual	6/28/2034	USD334	1	—	1
						$1	$—	$1
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.568657%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2025	BRL6,315	$(9)	$—	$(9)
11.5675%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL6,045	(7)	—	(7)
11.91%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL3,508	(7)	—	(7)

American Funds Insurance Series	36

New World Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL4,534	$(56)	$—	$(56)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL5,311	(90)	—	(90)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL2,233	(28)	—	(28)
							$(197)	$—	$(197)
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.88%
Money market investments 3.88%
Capital Group Central Cash Fund 5.37%[10]	$135,440	$455,568	$452,493	$19	$(9)	$138,525	$4,142
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,2]	5/26/2021	$5,258	$4,780	.13%
QuintoAndar, Ltd., Series E-1, preference shares[1,2]	12/20/2021	1,716	1,230.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,113	1,120.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	407	416.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	194	200.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021	656	411.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	58	37	.00 [13]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00 [13]
Getir BV, Series D, preferred shares[1,2]	5/27/2021	3,500	— [4]	.00 [13]
Total		$12,904	$8,195	.23%

37	American Funds Insurance Series

New World Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,195,000, which represented .23% of the net assets of the fund.

[4]	Amount less than one thousand.
[5]
All or a portion of this security was on loan. The total value of all such securities was $14,933,000, which represented .42% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,781,000, which represented .30% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 6/30/2024.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

American Funds Insurance Series	38

Washington Mutual Investors Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.00%		Shares	Value (000)
Information technology 21.86%
	Broadcom, Inc.	435,470	$699,160
	Microsoft Corp.	1,538,699	687,722
	Apple, Inc.	1,123,388	236,608
	ASML Holding NV (ADR)	164,238	167,971
	Applied Materials, Inc.	399,451	94,267
	SAP SE (ADR)	462,757	93,343
	Motorola Solutions, Inc.	158,697	61,265
	Oracle Corp.	351,403	49,618
	NVIDIA Corp.	391,250	48,335
	KLA Corp.	53,955	44,486
	Texas Instruments, Inc.	202,747	39,440
	Intel Corp.	1,081,737	33,501
	Synopsys, Inc.[1]	43,818	26,074
	ASM International NV (ADR)	28,085	21,460
	Accenture PLC, Class A	68,718	20,850
	Salesforce, Inc.	77,101	19,823
	Cadence Design Systems, Inc.[1]	41,414	12,745
	NetApp, Inc.	95,194	12,261
	Analog Devices, Inc.	26,645	6,082
			2,375,011

Health care 15.59%
	Eli Lilly and Co.	367,975	333,157
	UnitedHealth Group, Inc.	635,126	323,444
	AbbVie, Inc.	939,446	161,134
	AstraZeneca PLC (ADR)	1,418,825	110,654
	Abbott Laboratories	853,882	88,727
	CVS Health Corp.	1,465,059	86,527
	Gilead Sciences, Inc.	1,259,365	86,405
	Danaher Corp.	296,600	74,106
	Vertex Pharmaceuticals, Inc.[1]	156,991	73,585
	Merck & Co., Inc.	543,888	67,333
	Elevance Health, Inc.	101,066	54,764
	Pfizer, Inc.	1,884,841	52,738
	Amgen, Inc.	140,500	43,899
	Novo Nordisk AS, Class B (ADR)	237,042	33,835
	Humana, Inc.	83,622	31,245
	Bristol-Myers Squibb Co.	718,110	29,823
	Johnson & Johnson	128,490	18,780
	Molina Healthcare, Inc.[1]	31,097	9,245
	Zoetis, Inc., Class A	49,598	8,598
	Regeneron Pharmaceuticals, Inc.[1]	6,091	6,402
			1,694,401

Financials 15.48%
	Marsh & McLennan Companies, Inc.	1,172,805	247,133
	JPMorgan Chase & Co.	869,645	175,894
	Visa, Inc., Class A	433,679	113,828
	BlackRock, Inc.	135,304	106,528
	Mastercard, Inc., Class A	224,767	99,158
	Chubb, Ltd.	358,050	91,331
	Blackstone, Inc.	640,871	79,340
	KKR & Co., Inc.	748,264	78,747
	Wells Fargo & Co.	1,320,787	78,442
	CME Group, Inc., Class A	366,656	72,085
	Discover Financial Services	430,110	56,263
	Arthur J. Gallagher & Co.	210,691	54,634
	Morgan Stanley	527,975	51,314
	Apollo Asset Management, Inc.	421,124	49,722
	Capital One Financial Corp.	327,672	45,366
	S&P Global, Inc.	91,216	40,682
	Aon PLC, Class A	103,858	30,491

39	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Bank of America Corp.	728,984	$28,992
	Truist Financial Corp.	681,651	26,482
	Intercontinental Exchange, Inc.	191,725	26,245
	American Express Co.	85,165	19,720
	Brookfield Asset Management, Ltd., Class A	493,148	18,764
	Goldman Sachs Group, Inc.	38,770	17,536
	Fifth Third Bancorp	457,601	16,698
	Nasdaq, Inc.	244,038	14,706
	Canadian Imperial Bank of Commerce	290,915	13,830
	Carlyle Group, Inc. (The)	287,865	11,558
	PNC Financial Services Group, Inc.	71,969	11,190
	MSCI, Inc.	10,656	5,134
			1,681,813

Industrials 10.73%
	RTX Corp.	1,260,932	126,585
	General Electric Co.	777,220	123,555
	Caterpillar, Inc.	340,993	113,585
	Northrop Grumman Corp.	225,609	98,354
	Union Pacific Corp.	330,872	74,863
	Paychex, Inc.	519,589	61,602
	L3Harris Technologies, Inc.	243,427	54,669
	CSX Corp.	1,494,108	49,978
	Equifax, Inc.	170,599	41,363
	ABB, Ltd. (ADR)	675,987	37,659
	Johnson Controls International PLC	550,553	36,595
	Boeing Co.[1]	197,303	35,911
	Carrier Global Corp.	526,468	33,210
	Deere & Co.	63,329	23,662
	PACCAR, Inc.	217,238	22,363
	FedEx Corp.	72,386	21,704
	BAE Systems PLC (ADR)	287,080	19,191
	Ingersoll-Rand, Inc.	198,747	18,054
	Waste Connections, Inc.	101,840	17,859
	Southwest Airlines Co.	602,398	17,235
	3M Co.	153,046	15,640
	Delta Air Lines, Inc.	321,899	15,271
	TransUnion	191,637	14,212
	Veralto Corp.	147,987	14,128
	Republic Services, Inc.	71,086	13,815
	Waste Management, Inc.	56,915	12,142
	HEICO Corp.	46,818	10,469
	Honeywell International, Inc.	46,268	9,880
	Broadridge Financial Solutions, Inc.	47,192	9,297
	United Parcel Service, Inc., Class B	66,914	9,157
	Lockheed Martin Corp.	18,718	8,743
	Lennox International, Inc.	8,982	4,805
			1,165,556

Consumer staples 7.87%
	Philip Morris International, Inc.	1,984,592	201,099
	Keurig Dr Pepper, Inc.	3,298,857	110,182
	Constellation Brands, Inc., Class A	380,100	97,792
	Altria Group, Inc.	1,226,579	55,871
	Procter & Gamble Co.	290,365	47,887
	Mondelez International, Inc., Class A	697,782	45,663
	Dollar General Corp.	338,252	44,727
	Target Corp.	238,143	35,255
	Kraft Heinz Co. (The)	1,021,784	32,922
	Costco Wholesale Corp.	33,105	28,139
	General Mills, Inc.	362,380	22,924
	Sysco Corp.	308,324	22,011

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	British American Tobacco PLC (ADR)	701,402	$21,694
	Church & Dwight Co., Inc.	189,242	19,620
	Danone (ADR)	1,594,470	19,548
	Kimberly-Clark Corp.	100,074	13,830
	Nestlé SA (ADR)	127,701	13,083
	Bunge Global SA	80,582	8,604
	Kenvue, Inc.	391,528	7,118
	Reckitt Benckiser Group PLC (ADR)	645,548	7,062
			855,031

Consumer discretionary 6.34%
	Home Depot, Inc.	382,694	131,738
	YUM! Brands, Inc.	928,961	123,050
	Darden Restaurants, Inc.	472,453	71,492
	Royal Caribbean Cruises, Ltd.[1]	438,724	69,946
	General Motors Co.	1,156,695	53,740
	TJX Companies, Inc.	345,160	38,002
	McDonald’s Corp.	146,543	37,345
	Tractor Supply Co.	109,274	29,504
	NIKE, Inc., Class B	388,859	29,308
	Marriott International, Inc., Class A	97,630	23,604
	Vail Resorts, Inc.	110,037	19,821
	D.R. Horton, Inc.	117,911	16,617
	Starbucks Corp.	189,822	14,778
	Lennar Corp., Class A	62,894	9,426
	Chipotle Mexican Grill, Inc.[1]	130,550	8,179
	Amazon.com, Inc.[1]	33,975	6,566
	Polaris, Inc.	52,835	4,137
	Advance Auto Parts, Inc.	31,181	1,975
			689,228

Communication services 5.27%
	Alphabet, Inc., Class C	971,985	178,282
	Alphabet, Inc., Class A	417,657	76,076
	Comcast Corp., Class A	4,890,481	191,511
	Meta Platforms, Inc., Class A	141,343	71,268
	Electronic Arts, Inc.	123,936	17,268
	Verizon Communications, Inc.	407,342	16,799
	Walt Disney Co. (The)	157,832	15,671
	Deutsche Telekom AG (ADR)	236,620	5,960
			572,835

Energy 4.87%
	Exxon Mobil Corp.	1,169,736	134,660
	EOG Resources, Inc.	863,963	108,747
	Canadian Natural Resources, Ltd.	2,217,826	78,955
	Chevron Corp.	433,717	67,842
	Halliburton Co.	1,855,073	62,664
	Schlumberger NV	794,578	37,488
	TC Energy Corp.	538,275	20,401
	ConocoPhillips	122,350	13,994
	HF Sinclair Corp.	93,211	4,972
			529,723

Utilities 3.27%
	Sempra	1,149,215	87,409
	Constellation Energy Corp.	423,180	84,750
	Southern Co. (The)	921,284	71,464
	FirstEnergy Corp.	1,404,723	53,759
	Public Service Enterprise Group, Inc.	265,164	19,543

41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)
Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	CenterPoint Energy, Inc.	539,250	$16,706
	Entergy Corp.	119,743	12,812
	NextEra Energy, Inc.	125,161	8,863
			355,306

Materials 2.62%
	Linde PLC	172,994	75,912
	Celanese Corp.	462,269	62,355
	Corteva, Inc.	712,123	38,412
	Wheaton Precious Metals Corp.	432,077	22,650
	Nucor Corp.	119,279	18,856
	Rio Tinto PLC (ADR)	271,564	17,904
	LyondellBasell Industries NV	155,020	14,829
	Freeport-McMoRan, Inc.	271,830	13,211
	Mosaic Co.	362,193	10,467
	H.B. Fuller Co.	90,381	6,956
	Royal Gold, Inc.	28,262	3,537
			285,089

Real estate 2.10%
	Welltower, Inc. REIT	848,714	88,479
	Extra Space Storage, Inc. REIT	416,185	64,679
	Equinix, Inc. REIT	42,576	32,213
	American Tower Corp. REIT	120,641	23,450
	Prologis, Inc. REIT	174,167	19,561
			228,382
	Total common stocks (cost: $6,949,928,000)		10,432,375
Convertible stocks 0.03%
Financials 0.03%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,543
	Total convertible stocks (cost: $2,700,000)		3,543
Short-term securities 3.86%
Money market investments 3.86%
	Capital Group Central Cash Fund 5.37%[2,3]	4,192,299	419,230
	Total short-term securities (cost: $419,195,000)		419,230
	Total investment securities 99.89% (cost: $7,371,823,000)		10,855,148
	Other assets less liabilities 0.11%		12,216
	Net assets 100.00%		$10,867,364
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.86%
Money market investments 3.86%
Capital Group Central Cash Fund 5.37%[2]	$329,850	$819,532	$730,158	$(5)	$11	$419,230	$9,616

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)
Investments in affiliates3 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[2]	$629		$$629 [4]	$	$	$—	$— [5]
Total 3.86%				$(5)	$11	$419,230	$9,616

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Represents net activity. Refer to Note 5 for more information on securities lending.
[5]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

43	American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 96.16%		Shares	Value (000)
Information technology 22.51%
	Broadcom, Inc.	50,340	$80,822
	Microsoft Corp.	171,149	76,495
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,168,772	64,502
	Apple, Inc.	177,479	37,381
	ASML Holding NV	26,498	27,338
	ASML Holding NV (ADR)	9,561	9,778
	NVIDIA Corp.	134,641	16,633
	Tokyo Electron, Ltd.	60,100	13,198
	Capgemini SE	53,910	10,678
	Salesforce, Inc.	35,935	9,239
	Samsung Electronics Co., Ltd.	139,329	8,188
	Texas Instruments, Inc.	39,595	7,702
	Accenture PLC, Class A	24,623	7,471
	MediaTek, Inc.	119,094	5,091
	Applied Materials, Inc.	19,589	4,623
	Dell Technologies, Inc., Class C	33,347	4,599
	Oracle Corp.	30,909	4,364
	Micron Technology, Inc.	32,523	4,278
	Shopify, Inc., Class A, subordinate voting shares[1]	63,344	4,184
	EPAM Systems, Inc.[1]	21,455	4,036
	Seagate Technology Holdings PLC	35,575	3,674
	Intel Corp.	114,111	3,534
	Keyence Corp.	7,800	3,441
	Synopsys, Inc.[1]	5,182	3,084
	Arista Networks, Inc.[1]	7,827	2,743
	SAP SE	11,663	2,368
	GlobalWafers Co., Ltd.	126,000	2,084
	Constellation Software, Inc.	613	1,766
	Elastic NV, non-registered shares[1]	12,667	1,443
	Advantech Co., Ltd.	95,098	1,082
	Fujitsu, Ltd.	63,800	1,002
	Delta Electronics, Inc.	74,000	879
	International Business Machines Corp.	4,903	848
	Disco Corp.	2,100	805
	Wolfspeed, Inc.[1]	12,732	290
			429,643

Industrials 13.68%
	General Electric Co.	173,170	27,529
	Airbus SE, non-registered shares	127,270	17,549
	BAE Systems PLC	834,872	13,940
	Carrier Global Corp.	216,587	13,662
	Safran SA	60,205	12,666
	Siemens AG	61,723	11,480
	Mitsui & Co., Ltd.	408,600	9,321
	Mitsui & Co., Ltd.	41,600	949
	RTX Corp.	101,266	10,166
	Recruit Holdings Co., Ltd.	182,750	9,835
	TransDigm Group, Inc.	7,556	9,654
	Melrose Industries PLC	1,375,832	9,608
	Eaton Corp. PLC	26,824	8,411
	Leonardo SpA	354,678	8,267
	Deere & Co.	19,834	7,411
	Ryanair Holdings PLC (ADR)	59,213	6,895
	Boeing Co.[1]	37,750	6,871
	Bureau Veritas SA	232,210	6,409
	Caterpillar, Inc.	17,240	5,743
	Techtronic Industries Co., Ltd.	476,500	5,441
	Compagnie de Saint-Gobain SA, non-registered shares	67,985	5,265
	Lockheed Martin Corp.	10,779	5,035
	L3Harris Technologies, Inc.	15,314	3,439
	RELX PLC	71,705	3,287

American Funds Insurance Series	44

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Volvo AB, Class B	126,472	$3,244
	Deutsche Post AG	80,029	3,238
	Rolls-Royce Holdings PLC[1]	552,955	3,196
	Schneider Electric SE	11,854	2,828
	Daikin Industries, Ltd.	19,800	2,735
	International Consolidated Airlines Group SA (CDI)[1]	1,302,671	2,675
	Dayforce, Inc.[1]	49,127	2,437
	ITOCHU Corp.	46,800	2,296
	Weir Group PLC (The)	86,187	2,150
	Thales SA	12,370	1,988
	MTU Aero Engines AG	7,528	1,925
	United Rentals, Inc.	2,973	1,923
	Bunzl PLC	44,896	1,703
	CSX Corp.	45,377	1,518
	Rentokil Initial PLC	222,930	1,300
	GE Vernova, Inc.[1]	7,149	1,226
	SMC Corp.	2,500	1,194
	Kingspan Group PLC	12,412	1,052
	SS&C Technologies Holdings, Inc.	16,252	1,018
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	788
	SECOM Co., Ltd.	10,900	646
	Astra International Tbk PT	2,146,900	583
	Ingersoll-Rand, Inc.	5,745	522
	Brenntag SE	1,098	74
			261,092

Health care 13.21%
	Eli Lilly and Co.	39,780	36,016
	Novo Nordisk AS, Class B	234,352	33,479
	UnitedHealth Group, Inc.	56,514	28,780
	Abbott Laboratories	203,136	21,108
	Vertex Pharmaceuticals, Inc.[1]	44,260	20,746
	AstraZeneca PLC	96,049	14,974
	Stryker Corp.	31,998	10,887
	Gilead Sciences, Inc.	138,933	9,532
	Daiichi Sankyo Co., Ltd.	269,100	9,401
	Sanofi	89,875	8,639
	Molina Healthcare, Inc.[1]	22,717	6,754
	Takeda Pharmaceutical Co., Ltd.	256,800	6,661
	Novartis AG	60,188	6,448
	AbbVie, Inc.	33,290	5,710
	DexCom, Inc.[1]	40,592	4,602
	GE HealthCare Technologies, Inc.	57,427	4,475
	Thermo Fisher Scientific, Inc.	7,382	4,082
	Medtronic PLC	32,888	2,589
	Catalent, Inc.[1]	45,413	2,554
	EssilorLuxottica SA	11,405	2,447
	Zoetis, Inc., Class A	12,305	2,133
	Siemens Healthineers AG	35,861	2,066
	Coloplast AS, Class B	12,236	1,469
	Centene Corp.[1]	21,998	1,458
	Insulet Corp.[1]	6,786	1,369
	Lonza Group AG	2,155	1,171
	Eurofins Scientific SE, non-registered shares	19,671	978
	CVS Health Corp.	9,959	588
	Rede D’Or Sao Luiz SA	101,720	495
	agilon health, Inc.[1]	63,086	413
			252,024

45	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Financials 11.02%
	Zurich Insurance Group AG	30,524	$16,239
	ING Groep NV	744,643	12,759
	Chubb, Ltd.	43,365	11,062
	JPMorgan Chase & Co.	46,855	9,477
	Mastercard, Inc., Class A	20,655	9,112
	Blackstone, Inc.	73,130	9,054
	Banco Bilbao Vizcaya Argentaria, SA	818,024	8,161
	HSBC Holdings PLC (GBP denominated)	716,873	6,204
	HSBC Holdings PLC (HKD denominated)	138,400	1,212
	AIA Group, Ltd.	955,399	6,479
	AXA SA	179,365	5,906
	Axis Bank, Ltd.	379,876	5,756
	Arthur J. Gallagher & Co.	17,889	4,639
	KKR & Co., Inc.	43,223	4,549
	B3 SA - Brasil, Bolsa, Balcao	2,460,132	4,506
	HDFC Life Insurance Co., Ltd.	621,014	4,428
	HDFC Bank, Ltd.	178,714	3,610
	HDFC Bank, Ltd. (ADR)	8,872	571
	Aon PLC, Class A	13,554	3,979
	Capital One Financial Corp.	27,258	3,774
	Ping An Insurance (Group) Company of China, Ltd., Class H	781,000	3,551
	Ping An Insurance (Group) Company of China, Ltd., Class A	18,400	105
	NatWest Group PLC	930,361	3,649
	Blue Owl Capital, Inc., Class A	204,326	3,627
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,132	3,563
	Postal Savings Bank of China Co., Ltd., Class H	5,854,383	3,433
	American Express Co.	14,701	3,404
	Apollo Asset Management, Inc.	28,473	3,362
	Discover Financial Services	25,029	3,274
	Kotak Mahindra Bank, Ltd.	143,815	3,093
	BNP Paribas SA	44,512	2,852
	Visa, Inc., Class A	10,664	2,799
	Wells Fargo & Co.	45,216	2,685
	Great-West Lifeco, Inc.	91,872	2,680
	Bank Rakyat Indonesia (Persero) Tbk PT	8,751,700	2,442
	Münchener Rückversicherungs-Gesellschaft AG	4,875	2,438
	Israel Discount Bank, Ltd., Class A	454,371	2,266
	Bank Central Asia Tbk PT	3,681,200	2,221
	FinecoBank SpA	141,544	2,109
	Macquarie Group, Ltd.	15,393	2,100
	KB Financial Group, Inc.	33,776	1,915
	American International Group, Inc.	24,248	1,800
	National Bank of Canada	22,570	1,790
	China Merchants Bank Co., Ltd., Class H	234,403	1,065
	China Merchants Bank Co., Ltd., Class A	145,600	684
	Erste Group Bank AG	34,929	1,654
	XP, Inc., Class A	88,940	1,564
	Bank Mandiri (Persero) Tbk PT	3,925,900	1,466
	Power Corporation of Canada, subordinate voting shares[2]	52,719	1,465
	Marsh & McLennan Companies, Inc.	6,884	1,451
	CVC Capital Partners PLC[1]	67,541	1,239
	MSCI, Inc.	2,543	1,225
	Danske Bank AS	39,713	1,182
	Citigroup, Inc.	18,192	1,154
	Aegon, Ltd.	177,180	1,094
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,298	1,001
	Goldman Sachs Group, Inc.	1,822	824
	Bajaj Finance, Ltd.	7,541	642
	Sberbank of Russia PJSC[3]	3,196,952	— [4]
			210,345

American Funds Insurance Series	46

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer discretionary 9.19%
	Amazon.com, Inc.[1]	132,783	$25,660
	LVMH Moët Hennessy-Louis Vuitton SE	24,232	18,609
	Home Depot, Inc.	48,564	16,718
	Booking Holdings, Inc.	2,531	10,027
	Trip.com Group, Ltd. (ADR)[1]	206,249	9,694
	Industria de Diseño Textil, SA	189,252	9,352
	Restaurant Brands International, Inc.	69,860	4,916
	Restaurant Brands International, Inc. (CAD denominated)	38,571	2,718
	Flutter Entertainment PLC[1]	41,108	7,496
	Chipotle Mexican Grill, Inc.[1]	99,400	6,227
	Marriott International, Inc., Class A	25,570	6,182
	Compagnie Financière Richemont SA, Class A	38,574	6,020
	NEXT PLC	51,114	5,845
	Hyundai Motor Co.	23,980	5,114
	YUM! Brands, Inc.	31,906	4,226
	McDonald’s Corp.	16,292	4,152
	Shimano, Inc.[2]	17,400	2,696
	Evolution AB	24,917	2,597
	Stellantis NV	127,173	2,503
	MercadoLibre, Inc.[1]	1,521	2,500
	Tesla, Inc.[1]	12,442	2,462
	Royal Caribbean Cruises, Ltd.[1]	15,147	2,415
	Kering SA	5,944	2,161
	Moncler SpA	34,379	2,105
	Pan Pacific International Holdings Corp.	81,900	1,922
	adidas AG	7,091	1,692
	InterContinental Hotels Group PLC	15,358	1,610
	Sands China, Ltd.[1]	764,400	1,593
	General Motors Co.	31,512	1,464
	Aristocrat Leisure, Ltd.	36,438	1,205
	Las Vegas Sands Corp.	21,493	951
	Entain PLC	103,633	820
	Wynn Macau, Ltd.	834,000	684
	Ferrari NV (EUR denominated)	1,301	532
	Sony Group Corp.	6,200	527
	Dowlais Group PLC	— [4]	— [4]
			175,395

Communication services 6.68%
	Alphabet, Inc., Class C	130,227	23,886
	Alphabet, Inc., Class A	72,880	13,275
	Meta Platforms, Inc., Class A	48,079	24,242
	Publicis Groupe SA	114,921	12,181
	Netflix, Inc.[1]	15,278	10,311
	NetEase, Inc.	311,500	5,947
	NetEase, Inc. (ADR)	13,425	1,283
	Universal Music Group NV	210,590	6,243
	Bharti Airtel, Ltd.	345,588	5,967
	Bharti Airtel, Ltd., interim shares	13,994	175
	Comcast Corp., Class A	136,481	5,345
	SoftBank Corp.	329,385	4,030
	Tencent Holdings, Ltd.	78,300	3,716
	Deutsche Telekom AG	144,036	3,623
	Singapore Telecommunications, Ltd.	1,438,100	2,909
	Take-Two Interactive Software, Inc.[1]	17,222	2,678
	Omnicom Group, Inc.	19,663	1,764
			127,575

47	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Consumer staples 6.18%
	Philip Morris International, Inc.	300,926	$30,493
	Nestlé SA	134,826	13,763
	Imperial Brands PLC	336,266	8,610
	Kroger Co.	157,324	7,855
	Bunge Global SA	51,036	5,449
	Ajinomoto Co., Inc.	153,000	5,385
	British American Tobacco PLC	140,809	4,329
	Keurig Dr Pepper, Inc.	127,136	4,246
	Kweichow Moutai Co., Ltd., Class A	19,600	3,953
	Danone SA	61,298	3,741
	Constellation Brands, Inc., Class A	13,364	3,438
	JBS SA1	533,566	3,080
	Sysco Corp.	42,308	3,020
	Ocado Group PLC[1]	817,690	2,990
	Treasury Wine Estates, Ltd.	343,961	2,852
	Arca Continental, SAB de CV	282,079	2,766
	ITC, Ltd.	541,438	2,747
	Seven & i Holdings Co., Ltd.	215,440	2,624
	Suntory Beverage & Food, Ltd.	56,700	2,013
	Kao Corp.[2]	32,400	1,317
	Costco Wholesale Corp.	1,243	1,057
	Mondelez International, Inc., Class A	14,878	974
	Dollar Tree Stores, Inc.[1]	5,329	569
	Altria Group, Inc.	11,175	509
	Wilmar International, Ltd.	35,100	80
			117,860

Materials 6.05%
	Glencore PLC	2,849,371	16,247
	Freeport-McMoRan, Inc.	327,305	15,907
	Fortescue, Ltd.	792,950	11,328
	Air Products and Chemicals, Inc.	43,571	11,243
	Rio Tinto PLC	155,591	10,242
	Vale SA, ordinary nominative shares	583,989	6,500
	Vale SA (ADR), ordinary nominative shares	151,651	1,694
	Linde PLC	11,518	5,054
	First Quantum Minerals, Ltd.	380,583	4,999
	Anglo American PLC	141,821	4,461
	Ivanhoe Mines, Ltd., Class A1	303,878	3,921
	BHP Group, Ltd. (CDI)	104,402	2,990
	Air Liquide SA	10,153	1,748
	Air Liquide SA, bonus shares	7,036	1,211
	Heidelberg Materials AG, non-registered shares	28,282	2,931
	Smurfit Kappa Group PLC	65,438	2,909
	Shin-Etsu Chemical Co., Ltd.	58,100	2,260
	Albemarle Corp.	22,528	2,152
	Barrick Gold Corp. (CAD denominated)	109,694	1,830
	Akzo Nobel NV	21,947	1,334
	Lundin Mining Corp.	106,116	1,181
	Southern Copper Corp.	10,955	1,180
	Antofagasta PLC	39,354	1,044
	Evonik Industries AG	36,190	738
	Grupo México, SAB de CV, Series B	83,500	449
			115,553

Energy 5.01%
	Canadian Natural Resources, Ltd. (CAD denominated)	609,316	21,704
	EOG Resources, Inc.	99,862	12,570
	TC Energy Corp. (CAD denominated)[2]	241,962	9,172
	Cameco Corp. (CAD denominated)	135,714	6,677
	Cameco Corp.	41,372	2,036
	Tourmaline Oil Corp.	132,146	5,994

American Funds Insurance Series	48

Capital World Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Shell PLC (GBP denominated)	142,852	$5,134
	Cenovus Energy, Inc. (CAD denominated)	210,158	4,131
	Reliance Industries, Ltd.	95,763	3,585
	Exxon Mobil Corp.	29,493	3,395
	BP PLC	546,050	3,290
	TotalEnergies SE	48,330	3,221
	Suncor Energy, Inc.	73,457	2,800
	ConocoPhillips	23,851	2,728
	Baker Hughes Co., Class A	68,847	2,421
	Schlumberger NV	45,084	2,127
	Neste OYJ	94,722	1,680
	MEG Energy Corp.[1]	69,541	1,488
	Aker BP ASA	53,967	1,375
	Gazprom PJSC[1,3]	2,248,304	— [4]
			95,528

Utilities 2.00%
	Constellation Energy Corp.	31,259	6,260
	DTE Energy Co.	47,424	5,265
	E.ON SE	372,508	4,882
	Engie SA	307,828	4,384
	Iberdrola, SA, non-registered shares	232,420	3,015
	China Resources Gas Group, Ltd.	830,832	2,912
	Dominion Energy, Inc.	44,838	2,197
	Duke Energy Corp.	19,966	2,001
	FirstEnergy Corp.	49,207	1,883
	NextEra Energy, Inc.	18,050	1,278
	AES Corp.	72,359	1,271
	ENN Energy Holdings, Ltd.	129,042	1,063
	Public Service Enterprise Group, Inc.	13,054	962
	National Grid PLC	80,274	895
			38,268

Real estate 0.63%
	VICI Properties, Inc. REIT	101,254	2,900
	Extra Space Storage, Inc. REIT	10,510	1,633
	Iron Mountain, Inc. REIT	16,890	1,514
	American Tower Corp. REIT	7,257	1,411
	Prologis, Inc. REIT	11,745	1,319
	Mitsui Fudosan Co., Ltd.	141,700	1,303
	Longfor Group Holdings, Ltd.	722,238	990
	China Resources Mixc Lifestyle Services, Ltd.	264,000	874
			11,944
	Total common stocks (cost: $1,174,470,000)		1,835,227
Preferred securities 0.07%
Consumer discretionary 0.05%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	915

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	369
	Total preferred securities (cost: $2,001,000)		1,284

49	American Funds Insurance Series

Capital World Growth and Income Fund (continued)
Convertible stocks 0.11%		Shares	Value (000)
Materials 0.11%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	47,000	$2,193
	Total convertible stocks (cost: $2,355,000)		2,193
Bonds, notes & other debt instruments 0.13%		Principal amount (000)
Corporate bonds, notes & loans 0.13%
Health care 0.05%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,033

Consumer discretionary 0.04%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	385
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	160
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	133
			678

Financials 0.03%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	494

Energy 0.01%
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	191
	Total corporate bonds, notes & loans		2,396
	Total bonds, notes & other debt instruments (cost: $2,546,000)		2,396
Short-term securities 3.74%		Shares
Money market investments 3.28%
	Capital Group Central Cash Fund 5.37%[7,8]	626,746	62,675

Money market investments purchased with collateral from securities on loan 0.46%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[7,9]	8,695,145	8,695
	Total short-term securities (cost: $71,369,000)		71,370
	Total investment securities 100.21% (cost: $1,252,741,000)		1,912,470
	Other assets less liabilities (0.21)%		(3,969)
	Net assets 100.00%		$1,908,501
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.28%
Money market investments 3.28%
Capital Group Central Cash Fund 5.37%[7]	$44,944	$134,258	$116,529	$(3)	$5	$62,675	$1,790

American Funds Insurance Series	50

Capital World Growth and Income Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $10,543,000, which represented .55% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $678,000, which represented
.04% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

51	American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 97.18%		Shares	Value (000)
Information technology 26.04%
	Microsoft Corp.	6,573,221	$2,937,901
	Apple, Inc.	8,830,338	1,859,846
	Broadcom, Inc.	890,046	1,428,996
	NVIDIA Corp.	7,861,138	971,165
	Accenture PLC, Class A	1,847,898	560,671
	Texas Instruments, Inc.	2,314,995	450,336
	Salesforce, Inc.	1,705,072	438,374
	Intel Corp.	10,290,199	318,687
	Samsung Electronics Co., Ltd.	4,599,072	270,268
	Oracle Corp.	1,294,478	182,780
	Seagate Technology Holdings PLC	1,588,555	164,050
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	122,000
	EPAM Systems, Inc.[1]	515,282	96,930
	Cognizant Technology Solutions Corp., Class A	1,376,004	93,568
	Analog Devices, Inc.	398,402	90,939
	Palo Alto Networks, Inc.[1]	260,884	88,442
	SK hynix, Inc.	449,089	76,161
	Applied Materials, Inc.	300,000	70,797
	ServiceNow, Inc.[1]	85,000	66,867
	QUALCOMM, Inc.	225,964	45,007
	Arista Networks, Inc.[1]	125,000	43,810
	Micron Technology, Inc.	312,085	41,049
	Adobe, Inc.[1]	43,879	24,377
			10,443,021

Industrials 14.13%
	RTX Corp.	8,103,024	813,463
	General Electric Co.	4,485,249	713,020
	Boeing Co.[1]	2,877,649	523,761
	Automatic Data Processing, Inc.	1,695,401	404,675
	Carrier Global Corp.	5,347,121	337,296
	General Dynamics Corp.	1,160,968	336,843
	GFL Environmental, Inc., subordinate voting shares	7,977,235	310,554
	TFI International, Inc.	2,067,287	300,087
	Airbus SE, non-registered shares	1,921,964	265,011
	Honeywell International, Inc.	1,181,440	252,285
	TransDigm Group, Inc.	181,773	232,235
	United Rentals, Inc.	326,897	211,414
	Ingersoll-Rand, Inc.	2,103,958	191,124
	Woodward, Inc.	911,690	158,981
	XPO, Inc.[1]	1,216,922	129,176
	Paychex, Inc.	1,059,135	125,571
	L3Harris Technologies, Inc.	381,989	85,787
	APi Group Corp.[1]	1,599,578	60,192
	CSX Corp.	1,702,773	56,958
	Union Pacific Corp.	250,000	56,565
	Delta Air Lines, Inc.	900,000	42,696
	TELUS International (Cda), Inc., subordinate voting shares[1,2]	5,158,625	29,817
	GE Vernova, Inc.[1]	162,500	27,870
			5,665,381

Health care 13.53%
	UnitedHealth Group, Inc.	2,278,818	1,160,511
	Eli Lilly and Co.	763,290	691,068
	AbbVie, Inc.	3,366,224	577,375
	Vertex Pharmaceuticals, Inc.[1]	797,380	373,748
	Thermo Fisher Scientific, Inc.	655,353	362,410
	GE HealthCare Technologies, Inc.	4,503,797	350,936
	Abbott Laboratories	2,886,063	299,891
	Danaher Corp.	896,225	223,922
	Revvity, Inc.	1,988,505	208,515
	IQVIA Holdings, Inc.[1]	659,338	139,410

American Funds Insurance Series	52

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Sanofi	1,245,837	$119,751
	Cencora, Inc.	446,557	100,609
	CVS Health Corp.	1,696,989	100,224
	Novo Nordisk AS, Class B	663,888	94,840
	Johnson & Johnson	505,000	73,811
	DexCom, Inc.[1]	647,230	73,383
	Gilead Sciences, Inc.	1,021,474	70,083
	Takeda Pharmaceutical Co., Ltd.	2,667,554	69,193
	Regeneron Pharmaceuticals, Inc.[1]	58,996	62,007
	Stryker Corp.	170,434	57,990
	Insulet Corp.[1]	239,321	48,295
	Bristol-Myers Squibb Co.	1,150,000	47,759
	Amgen, Inc.	151,000	47,180
	Intuitive Surgical, Inc.[1]	87,269	38,822
	Medtronic PLC	462,434	36,398
			5,428,131

Communication services 10.47%
	Meta Platforms, Inc., Class A	3,777,491	1,904,687
	Alphabet, Inc., Class C	5,082,000	932,140
	Alphabet, Inc., Class A	5,032,544	916,678
	Netflix, Inc.[1]	535,531	361,419
	Comcast Corp., Class A	2,098,931	82,194
			4,197,118

Consumer discretionary 9.71%
	Amazon.com, Inc.[1]	8,582,508	1,658,570
	Wyndham Hotels & Resorts, Inc.[3]	5,233,154	387,253
	Restaurant Brands International, Inc.	3,718,191	261,649
	Royal Caribbean Cruises, Ltd.[1]	1,510,459	240,812
	Tesla, Inc.[1]	1,104,141	218,487
	Home Depot, Inc.	582,781	200,617
	InterContinental Hotels Group PLC	1,396,700	146,434
	Churchill Downs, Inc.	939,327	131,130
	Tapestry, Inc.	2,982,230	127,610
	Hasbro, Inc.	1,788,473	104,626
	Sony Group Corp.	1,045,100	88,804
	McDonald’s Corp.	299,478	76,319
	YUM! Brands, Inc.	350,000	46,361
	TJX Companies, Inc.	328,670	36,187
	LVMH Moët Hennessy-Louis Vuitton SE	44,522	34,191
	Hilton Worldwide Holdings, Inc.	151,393	33,034
	DoorDash, Inc., Class A1	266,642	29,005
	Tractor Supply Co.	99,068	26,748
	Entain PLC	3,054,537	24,183
	General Motors Co.	504,165	23,423
			3,895,443

Financials 9.67%
	Mastercard, Inc., Class A	1,208,007	532,924
	JPMorgan Chase & Co.	2,630,136	531,971
	Fidelity National Information Services, Inc.	6,795,448	512,105
	S&P Global, Inc.	706,397	315,053
	BlackRock, Inc.	356,179	280,427
	Capital One Financial Corp.	1,869,673	258,856
	Berkshire Hathaway, Inc., Class B1	540,000	219,672
	Marsh & McLennan Companies, Inc.	878,016	185,016
	Visa, Inc., Class A	652,149	171,170
	Power Corporation of Canada, subordinate voting shares[2]	4,060,000	112,833
	Chubb, Ltd.	435,647	111,125
	B3 SA - Brasil, Bolsa, Balcao	56,528,755	103,550
	PNC Financial Services Group, Inc.	520,903	80,990

53	American Funds Insurance Series

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	First Citizens BancShares, Inc., Class A	46,090	$77,598
	Wells Fargo & Co.	1,300,000	77,207
	Morgan Stanley	750,000	72,892
	Arthur J. Gallagher & Co.	220,000	57,048
	State Street Corp.	760,000	56,240
	American International Group, Inc.	704,000	52,265
	American Express Co.	175,780	40,702
	CME Group, Inc., Class A	152,718	30,024
			3,879,668

Consumer staples 3.45%
	British American Tobacco PLC	15,047,095	462,550
	General Mills, Inc.	2,690,394	170,194
	Philip Morris International, Inc.	1,608,349	162,974
	Constellation Brands, Inc., Class A	607,364	156,263
	Mondelez International, Inc., Class A	2,236,033	146,326
	Church & Dwight Co., Inc.	1,177,008	122,032
	Imperial Brands PLC	4,190,585	107,295
	Keurig Dr Pepper, Inc.	1,019,386	34,047
	Kraft Heinz Co. (The)	694,940	22,391
	Monster Beverage Corp.[1]	17,894	894
			1,384,966

Energy 3.02%
	Baker Hughes Co., Class A	9,934,219	349,386
	Canadian Natural Resources, Ltd. (CAD denominated)	8,858,000	315,522
	Exxon Mobil Corp.	1,841,478	211,991
	EOG Resources, Inc.	1,118,566	140,794
	Chevron Corp.	535,000	83,685
	TC Energy Corp.	1,629,755	61,768
	ConocoPhillips	434,738	49,725
			1,212,871

Materials 3.02%
	Air Products and Chemicals, Inc.	1,615,736	416,941
	Freeport-McMoRan, Inc.	3,982,222	193,536
	Linde PLC	422,331	185,323
	Celanese Corp.	1,186,264	160,015
	Eastman Chemical Co.	1,613,268	158,052
	LyondellBasell Industries NV	579,974	55,480
	Albemarle Corp.	431,100	41,179
			1,210,526

Utilities 2.32%
	PG&E Corp.	18,016,861	314,575
	CenterPoint Energy, Inc.	5,843,418	181,029
	Edison International	1,380,480	99,132
	DTE Energy Co.	866,518	96,192
	Entergy Corp.	838,520	89,722
	Sempra	800,000	60,848
	Constellation Energy Corp.	250,468	50,161
	NextEra Energy, Inc.	564,975	40,006
			931,665

American Funds Insurance Series	54

Growth-Income Fund (continued)
Common stocks (continued)		Shares	Value (000)

Real estate 1.82%
	VICI Properties, Inc. REIT	9,162,577	$262,416
	Equinix, Inc. REIT	338,856	256,379
	American Tower Corp. REIT	620,421	120,597
	Welltower, Inc. REIT	570,000	59,423
	Prologis, Inc. REIT	275,887	30,985
			729,800
	Total common stocks (cost: $23,669,490,000)		38,978,590
Bonds, notes & other debt instruments 0.01%		Principal amount (000)
Corporate bonds, notes & loans 0.01%
Industrials 0.01%
	Boeing Co. 4.875% 5/1/2025	USD4,706	4,657

Consumer discretionary 0.00%
	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	158
	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	823
			981
	Total corporate bonds, notes & loans		5,638
	Total bonds, notes & other debt instruments (cost: $5,645,000)		5,638
Short-term securities 2.80%		Shares
Money market investments 2.53%
	Capital Group Central Cash Fund 5.37%[3,4]	10,132,744	1,013,274

Money market investments purchased with collateral from securities on loan 0.27%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[4,5]	61,453,772	61,454
	State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[4,5]	46,397,862	46,398
			107,852
	Total short-term securities (cost: $1,121,116,000)		1,121,126
	Total investment securities 99.99% (cost: $24,796,251,000)		40,105,354
	Other assets less liabilities 0.01%		2,266
	Net assets 100.00%		$40,107,620

55	American Funds Insurance Series

Growth-Income Fund (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.96%
Consumer discretionary 0.96%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$—	$—	$(1,435)	$387,253	$1,670
Short-term securities 2.53%
Money market investments 2.53%
Capital Group Central Cash Fund 5.37%[4]	1,430,798	5,734,011	6,151,892	509	(152)	1,013,274	31,439
Total 3.49%				$509	$(1,587)	$1,400,527	$33,109

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $114,087,000, which represented .28% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 6/30/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	56

International Growth and Income Fund
Investment portfolio June 30, 2024unaudited

Common stocks 93.66%		Shares	Value (000)
Financials 18.53%
	AXA SA	138,710	$4,567
	Zurich Insurance Group AG	6,511	3,464
	Tokio Marine Holdings, Inc.	77,000	2,890
	Resona Holdings, Inc.	382,200	2,538
	HSBC Holdings PLC (GBP denominated)	231,078	2,000
	HSBC Holdings PLC (HKD denominated)	55,200	483
	KB Financial Group, Inc.	41,786	2,369
	UniCredit SpA	60,402	2,251
	Ping An Insurance (Group) Company of China, Ltd., Class H	465,000	2,114
	Edenred SA	49,577	2,092
	Hiscox, Ltd.	143,056	2,078
	Tryg A/S	93,921	2,052
	Banco Bilbao Vizcaya Argentaria, SA	199,520	1,991
	Société Générale	79,587	1,858
	Deutsche Bank AG	114,032	1,819
	Hana Financial Group, Inc.	40,716	1,785
	AIA Group, Ltd.	258,800	1,755
	Skandinaviska Enskilda Banken AB, Class A	111,021	1,645
	NatWest Group PLC	395,137	1,550
	Euronext NV	16,511	1,524
	CaixaBank, SA, non-registered shares	217,373	1,150
	HDFC Bank, Ltd.	53,386	1,078
	Grupo Financiero Banorte, SAB de CV, Series O	137,554	1,072
	Bank Hapoalim BM	111,973	989
	London Stock Exchange Group PLC	7,674	910
	DBS Group Holdings, Ltd.	34,284	903
	Royal Bank of Canada	8,284	882
	Aon PLC, Class A	2,812	826
	Kotak Mahindra Bank, Ltd.	37,209	800
	Prudential PLC	87,009	789
	DNB Bank ASA	37,900	744
	3i Group PLC	16,295	628
	CVC Capital Partners PLC[1]	34,088	626
	Dai-ichi Life Holdings, Inc.	20,400	548
	Mediobanca SpA	35,646	525
	United Overseas Bank, Ltd.	21,100	487
	Mizuho Financial Group, Inc.	22,900	480
	ICICI Bank, Ltd. (ADR)	16,655	480
	Brookfield Corp., Class A (CAD denominated)	11,454	476
	XP, Inc., Class A	26,563	467
	Macquarie Group, Ltd.	3,325	454
	Canara Bank	311,140	445
	Intesa Sanpaolo SpA	112,002	418
	Hong Kong Exchanges and Clearing, Ltd.	12,400	395
	Discovery, Ltd.	49,301	365
	Bank Mandiri (Persero) Tbk PT	862,900	322
	Hang Seng Bank, Ltd.	24,000	307
	Banco Santander, SA	52,177	242
	Banca Generali SpA	5,885	236
	ABN AMRO Bank NV	11,559	189
	AU Small Finance Bank, Ltd.	12,289	99
	Moscow Exchange MICEX-RTS PJSC[2]	346,177	— [3]
	Sberbank of Russia PJSC[2]	476,388	— [3]
			61,157

Information technology 14.93%
	Taiwan Semiconductor Manufacturing Co., Ltd.	448,000	13,324
	ASML Holding NV	8,235	8,496
	MediaTek, Inc.	149,000	6,370
	Broadcom, Inc.	2,985	4,793
	Samsung Electronics Co., Ltd.	59,498	3,496
	SAP SE	11,089	2,251

57	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Tokyo Electron, Ltd.	9,000	$1,976
	Sage Group PLC (The)	102,323	1,404
	Capgemini SE	6,700	1,327
	Keyence Corp.	2,600	1,147
	ASM International NV	1,504	1,146
	E Ink Holdings, Inc.	115,000	897
	ASMPT, Ltd.	42,000	585
	Halma PLC	15,200	518
	Fujitsu, Ltd.	31,900	501
	NEC Corp.	5,500	450
	eMemory Technology, Inc.	3,000	236
	Tata Consultancy Services, Ltd.	4,166	194
	Nomura Research Institute, Ltd.	5,300	150
			49,261

Industrials 13.71%
	Airbus SE, non-registered shares	40,597	5,598
	BAE Systems PLC	324,254	5,414
	ABB, Ltd.	55,843	3,091
	Ryanair Holdings PLC (ADR)	19,350	2,253
	RELX PLC	40,271	1,846
	Rheinmetall AG, non-registered shares	3,627	1,845
	SMC Corp.	3,100	1,480
	Safran SA	6,989	1,470
	Mitsui & Co., Ltd.	61,800	1,410
	Thales SA	8,242	1,324
	TFI International, Inc.	4,873	707
	TFI International, Inc. (CAD denominated)	3,952	574
	Alliance Global Group, Inc.	7,668,600	1,132
	Diploma PLC	20,936	1,092
	Siemens AG	5,713	1,063
	CCR SA, ordinary nominative shares	492,117	1,025
	Copa Holdings, SA, Class A	10,465	996
	Epiroc AB, Class B	31,801	580
	Epiroc AB, Class A	19,194	383
	ITOCHU Corp.	19,000	932
	Pluxee NV1	33,005	926
	Canadian National Railway Co. (CAD denominated)	7,065	835
	ASSA ABLOY AB, Class B	29,355	832
	Hitachi, Ltd.	34,000	767
	Caterpillar, Inc.	2,189	729
	Fluidra, SA, non-registered shares	33,272	691
	SITC International Holdings Co., Ltd.	253,659	687
	Volvo AB, Class B	23,941	614
	Bunzl PLC	15,283	580
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	31,389	491
	Komatsu, Ltd.	14,200	413
	Deutsche Post AG	9,883	400
	Techtronic Industries Co., Ltd.	33,592	384
	Contemporary Amperex Technology Co., Ltd., Class A	14,400	356
	Adecco Group AG	10,196	339
	Melrose Industries PLC	45,326	317
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,700	293
	Daikin Industries, Ltd.	1,900	263
	Wizz Air Holdings PLC[1]	9,176	260
	International Container Terminal Services, Inc.	40,750	243
	VAT Group AG	324	182
	Shenzhen Inovance Technology Co., Ltd., Class A	22,400	158

American Funds Insurance Series	58

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	DSV A/S	887	$136
	Aalberts NV, non-registered shares	2,901	118
	LIXIL Corp.	700	7
			45,236

Consumer discretionary 9.99%
	Renault SA	73,265	3,737
	Industria de Diseño Textil, SA	73,940	3,654
	LVMH Moët Hennessy-Louis Vuitton SE	3,178	2,441
	Trip.com Group, Ltd. (ADR)[1]	39,070	1,836
	Trip.com Group, Ltd.[1]	9,750	462
	Evolution AB	19,770	2,060
	InterContinental Hotels Group PLC	18,156	1,904
	MGM China Holdings, Ltd.	1,128,400	1,756
	Prosus NV, Class N	40,579	1,437
	Restaurant Brands International, Inc. (CAD denominated)	19,418	1,368
	Midea Group Co., Ltd., Class A	153,300	1,361
	Stellantis NV	55,477	1,091
	B&M European Value Retail SA	191,615	1,060
	Wynn Macau, Ltd.	1,149,600	943
	Suzuki Motor Corp.	78,000	903
	Hyundai Motor Co.	4,112	877
	H World Group, Ltd. (ADR)	23,966	799
	Bajaj Auto, Ltd.	6,556	746
	Galaxy Entertainment Group, Ltd.	130,361	607
	Paltac Corp.	21,000	571
	D’Ieteren Group	2,554	540
	Amadeus IT Group SA, Class A, non-registered shares	6,960	463
	Nitori Holdings Co., Ltd.	4,300	455
	Entain PLC	46,518	368
	Dixon Technologies (India), Ltd.	2,332	333
	Sands China, Ltd.[1]	117,572	245
	China Tourism Group Duty Free Corp., Ltd., Class A	18,300	157
	China Tourism Group Duty Free Corp., Ltd., Class H4	14,300	87
	Compagnie Financière Richemont SA, Class A	1,499	234
	Maruti Suzuki India, Ltd.	1,334	192
	Vedant Fashions, Ltd.[1]	13,629	171
	Kering SA	352	128
			32,986

Health care 8.68%
	Novo Nordisk AS, Class B	78,488	11,212
	AstraZeneca PLC	54,092	8,433
	Sanofi	35,982	3,459
	EssilorLuxottica SA	9,832	2,109
	Bayer AG	32,527	920
	HOYA Corp.	4,800	562
	Grifols, SA, Class B (ADR)[1]	86,548	546
	Genus PLC	19,907	416
	Siemens Healthineers AG	6,899	397
	Roche Holding AG, nonvoting non-registered shares	671	186
	BeiGene, Ltd. (ADR)[1]	1,113	159
	Hypera SA, ordinary nominative shares	27,159	139
	Max Healthcare Institute, Ltd.	9,259	104
	Euroapi SA1,4	1,412	4
			28,646

Consumer staples 8.23%
	British American Tobacco PLC	122,877	3,777
	Philip Morris International, Inc.	32,074	3,250
	Nestlé SA	26,134	2,668
	Carlsberg A/S, Class B	18,766	2,246

59	American Funds Insurance Series

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Imperial Brands PLC	74,106	$1,897
	Arca Continental, SAB de CV	171,771	1,684
	KT&G Corp.	22,515	1,440
	Anheuser-Busch InBev SA/NV	21,630	1,250
	Tsingtao Brewery Co., Ltd., Class H	179,738	1,198
	Carrefour SA, non-registered shares	78,343	1,107
	Pernod Ricard SA	8,078	1,099
	ITC, Ltd.	164,549	835
	L’Oréal SA, non-registered shares	1,830	805
	Kweichow Moutai Co., Ltd., Class A	3,690	744
	Asahi Group Holdings, Ltd.[4]	20,300	717
	Ocado Group PLC[1]	161,370	590
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	328,401	568
	Danone SA	7,212	440
	Uni-Charm Corp.	10,000	320
	Yamazaki Baking Co., Ltd.	14,400	296
	United Spirits, Ltd.	14,813	227
			27,158

Communication services 6.68%
	Koninklijke KPN NV	1,146,738	4,395
	Publicis Groupe SA	40,982	4,344
	Tencent Holdings, Ltd.	66,200	3,142
	Telefónica, SA, non-registered shares	387,885	1,643
	América Móvil, SAB de CV, Class B (ADR)	88,684	1,508
	BT Group PLC	648,421	1,151
	Universal Music Group NV	33,264	986
	MTN Group, Ltd.	183,621	852
	KANZHUN, Ltd., Class A (ADR)	39,661	746
	HYBE Co., Ltd.	4,081	601
	Vodafone Group PLC	622,480	548
	Indus Towers, Ltd.[1]	107,317	483
	Deutsche Telekom AG	17,672	445
	Nippon Television Holdings, Inc.	30,000	434
	Nintendo Co., Ltd.	5,900	315
	NetEase, Inc.	14,000	267
	Singapore Telecommunications, Ltd.	93,300	189
			22,049

Energy 4.73%
	TotalEnergies SE	100,699	6,711
	BP PLC	343,327	2,069
	Cameco Corp. (CAD denominated)	36,331	1,787
	Canadian Natural Resources, Ltd. (CAD denominated)	49,128	1,750
	TC Energy Corp. (CAD denominated)	27,477	1,042
	Gaztransport & Technigaz SA	4,499	586
	Schlumberger NV	11,717	553
	Aker BP ASA	17,760	453
	Tourmaline Oil Corp.	7,638	346
	Cenovus Energy, Inc. (CAD denominated)	9,026	177
	Cenovus Energy, Inc.	7,706	152
	Sovcomflot PAO[2]	356,717	— [3]
	Gazprom PJSC[1,2]	671,150	— [3]
	LUKOIL Oil Co. PJSC[2]	9,706	— [3]
			15,626

Materials 4.69%
	Linde PLC	4,258	1,868
	Glencore PLC	304,423	1,736
	Vale SA, ordinary nominative shares	87,487	974
	Vale SA (ADR), ordinary nominative shares	50,572	565
	Newmont Corp.	32,906	1,378

American Funds Insurance Series	60

International Growth and Income Fund (continued)
Common stocks (continued)		Shares	Value (000)
Materials (continued)
	Rio Tinto PLC	19,684	$1,296
	Barrick Gold Corp.	57,997	967
	Air Liquide SA	5,188	893
	Fortescue, Ltd.	56,612	809
	Nutrien, Ltd. (CAD denominated)	15,631	796
	Holcim, Ltd.	8,452	750
	Freeport-McMoRan, Inc.	13,272	645
	Grupo México, SAB de CV, Series B	94,371	508
	Sika AG	1,728	492
	First Quantum Minerals, Ltd.	30,289	398
	Givaudan SA	72	341
	Franco-Nevada Corp.	2,845	337
	Shin-Etsu Chemical Co., Ltd.	8,500	330
	Anhui Conch Cement Co., Ltd., Class H	75,000	178
	Fresnillo PLC	23,302	166
	Asahi Kasei Corp.	10,100	65
	Alrosa PJSC[2]	53,607	— [3]
			15,492

Utilities 1.95%
	Engie SA	156,038	2,223
	SSE PLC	54,244	1,223
	Brookfield Infrastructure Partners, LP	35,300	970
	Iberdrola, SA, non-registered shares	67,138	871
	Veolia Environnement SA	17,566	527
	ENN Energy Holdings, Ltd.	38,759	319
	National Grid PLC	25,946	289
			6,422

Real estate 1.54%
	CK Asset Holdings, Ltd.	393,500	1,473
	Mitsubishi Estate Co., Ltd.	65,100	1,026
	Prologis Property Mexico, SA de CV, REIT	257,827	842
	Embassy Office Parks REIT	154,717	658
	Link REIT	127,868	497
	Longfor Group Holdings, Ltd.	359,742	493
	Macrotech Developers, Ltd.	5,414	97
			5,086
	Total common stocks (cost: $250,671,000)		309,119
Preferred securities 0.13%
Materials 0.07%
	Gerdau SA, preferred nominative shares	75,098	247

Information technology 0.06%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	4,070	187
	Total preferred securities (cost: $503,000)		434

61	American Funds Insurance Series

International Growth and Income Fund (continued)
Short-term securities 5.91%	Shares	Value (000)
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5,6]	195,197	$19,520
Total short-term securities (cost: $19,517,000)		19,520
Total investment securities 99.70% (cost: $270,691,000)		329,073
Other assets less liabilities 0.30%		978
Net assets 100.00%		$330,051
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 5.91%
Money market investments 5.91%
Capital Group Central Cash Fund 5.37%[5]	$10,070	$35,411	$25,962	$— [3]	$1	$19,520	$385

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
All or a portion of this security was on loan. The total value of all such securities was $715,000, which represented .22% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]	Rate represents the seven-day yield at 6/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

American Funds Insurance Series	62

Capital Income Builder
Investment portfolio June 30, 2024unaudited

Common stocks 78.04%		Shares	Value (000)
Financials 12.98%
	JPMorgan Chase & Co.	86,767	$17,549
	Zurich Insurance Group AG	25,555	13,596
	Morgan Stanley	100,945	9,811
	BlackRock, Inc.	11,956	9,413
	CME Group, Inc., Class A	41,646	8,188
	Münchener Rückversicherungs-Gesellschaft AG	15,062	7,531
	DBS Group Holdings, Ltd.	274,816	7,242
	ING Groep NV	418,792	7,176
	PNC Financial Services Group, Inc.	34,083	5,299
	Power Corporation of Canada, subordinate voting shares[1]	165,641	4,603
	Intact Financial Corp.	26,141	4,357
	Kaspi.kz JSC (GDR)[2]	21,756	2,807
	Kaspi.kz JSC (ADR)	9,355	1,207
	AIA Group, Ltd.	523,553	3,550
	Wells Fargo & Co.	58,806	3,492
	American International Group, Inc.	46,102	3,423
	B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,271
	Citizens Financial Group, Inc.	85,401	3,077
	Apollo Asset Management, Inc.	25,493	3,010
	Truist Financial Corp.	72,170	2,804
	Hana Financial Group, Inc.	62,338	2,733
	Swedbank AB, Class A	118,149	2,438
	360 ONE WAM, Ltd.	203,766	2,382
	Great-West Lifeco, Inc.	76,851	2,242
	Blackstone, Inc.	17,696	2,191
	East West Bancorp, Inc.	29,849	2,186
	Bank Central Asia Tbk PT	3,326,500	2,007
	Toronto-Dominion Bank (The) (CAD denominated)	36,395	2,001
	Principal Financial Group, Inc.	23,609	1,852
	3i Group PLC	41,828	1,613
	NatWest Group PLC	407,223	1,597
	EFG International AG	107,876	1,587
	BNP Paribas SA	24,071	1,542
	Skandinaviska Enskilda Banken AB, Class A	98,973	1,466
	UniCredit SpA	37,589	1,401
	Banco Bilbao Vizcaya Argentaria, SA	139,712	1,394
	Webster Financial Corp.	31,946	1,393
	State Street Corp.	18,578	1,375
	TPG, Inc., Class A	30,962	1,283
	KBC Groep NV	17,609	1,242
	Western Union Co.	93,040	1,137
	National Bank of Canada	13,863	1,100
	Banco Santander, SA	230,887	1,070
	Bank Mandiri (Persero) Tbk PT	2,858,800	1,068
	Hong Kong Exchanges and Clearing, Ltd.	33,200	1,058
	Euronext NV	10,922	1,008
	United Overseas Bank, Ltd.	37,700	871
	DNB Bank ASA	43,603	856
	Patria Investments, Ltd., Class A	63,717	768
	China Pacific Insurance (Group) Co., Ltd., Class H	277,950	678
	Tokio Marine Holdings, Inc.	17,500	657
	Vontobel Holding AG	10,823	648
	Fukuoka Financial Group, Inc.	19,200	515
	Houlihan Lokey, Inc., Class A	3,658	493
	Bank of Montreal	4,550	382
	Resona Holdings, Inc.	35,400	235
	Deutsche Bank AG	9,889	158
	Moscow Exchange MICEX-RTS PJSC[3]	875,002	— [4]
	Sberbank of Russia PJSC[3]	204,176	— [4]
			170,033

63	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)

Information technology 11.61%
	Broadcom, Inc.	35,027	$56,237
	Microsoft Corp.	67,439	30,142
	Taiwan Semiconductor Manufacturing Co., Ltd.	659,800	19,623
	Texas Instruments, Inc.	53,452	10,398
	KLA Corp.	7,281	6,003
	Seagate Technology Holdings PLC	55,323	5,713
	Samsung Electronics Co., Ltd.	74,874	4,400
	SAP SE	18,492	3,755
	Analog Devices, Inc.	15,346	3,503
	Accenture PLC, Class A	10,703	3,247
	TDK Corp.	42,200	2,579
	Tokyo Electron, Ltd.	8,700	1,911
	GlobalWafers Co., Ltd.	92,938	1,537
	HCL Technologies, Ltd.	82,600	1,441
	Intel Corp.	29,886	926
	Capgemini SE	2,349	465
	BE Semiconductor Industries NV	1,523	254
			152,134

Health care 9.86%
	AbbVie, Inc.	172,276	29,549
	Abbott Laboratories	150,609	15,650
	AstraZeneca PLC	93,359	14,554
	Amgen, Inc.	43,722	13,661
	Gilead Sciences, Inc.	198,811	13,640
	Sanofi	82,690	7,948
	Medtronic PLC	76,952	6,057
	Bristol-Myers Squibb Co.	99,925	4,150
	UnitedHealth Group, Inc.	8,005	4,077
	Merck & Co., Inc.	29,723	3,680
	Roche Holding AG, nonvoting non-registered shares	12,267	3,404
	CVS Health Corp.	57,311	3,385
	Novartis AG	20,454	2,191
	GSK PLC	104,736	2,019
	EssilorLuxottica SA	8,529	1,830
	Takeda Pharmaceutical Co., Ltd.	60,125	1,559
	EBOS Group, Ltd.	65,279	1,281
	Pfizer, Inc.	18,765	525
			129,160

Industrials 9.11%
	RTX Corp.	236,467	23,739
	Siemens AG	44,233	8,227
	BAE Systems PLC	410,089	6,847
	Union Pacific Corp.	28,014	6,338
	Volvo AB, Class B	232,382	5,961
	Deutsche Post AG	133,097	5,385
	FedEx Corp.	17,608	5,280
	Honeywell International, Inc.	24,572	5,247
	RELX PLC	113,100	5,185
	Mitsubishi Corp.	237,481	4,671
	Paychex, Inc.	37,913	4,495
	SGS SA	44,778	3,984
	Carrier Global Corp.	62,055	3,914
	Marubeni Corp.	199,500	3,727
	Singapore Technologies Engineering, Ltd.	1,018,100	3,251
	Broadridge Financial Solutions, Inc.	15,016	2,958
	Canadian National Railway Co. (CAD denominated)	23,492	2,776
	Automatic Data Processing, Inc.	10,954	2,615
	Trinity Industries, Inc.	78,562	2,351
	Trelleborg AB, Class B	41,358	1,602
	ITOCHU Corp.	30,300	1,487

American Funds Insurance Series	64

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Schneider Electric SE	6,137	$1,464
	Bureau Veritas SA	50,133	1,384
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,027	1,328
	Northrop Grumman Corp.	2,555	1,114
	Waste Management, Inc.	4,833	1,031
	General Dynamics Corp.	2,797	812
	Sulzer AG	5,049	698
	Illinois Tool Works, Inc.	2,886	684
	Airbus SE, non-registered shares	3,930	542
	Epiroc AB, Class B	12,727	232
	UL Solutions, Inc., Class A	1,100	46
			119,375

Consumer staples 8.72%
	Philip Morris International, Inc.	307,980	31,208
	British American Tobacco PLC	361,768	11,121
	British American Tobacco PLC (ADR)	65,265	2,018
	Mondelez International, Inc., Class A	136,791	8,952
	Nestlé SA	73,098	7,462
	Imperial Brands PLC	231,107	5,917
	General Mills, Inc.	85,961	5,438
	PepsiCo, Inc.	29,747	4,906
	Dollar General Corp.	34,248	4,529
	ITC, Ltd.	817,623	4,149
	Procter & Gamble Co.	19,722	3,253
	Altria Group, Inc.	70,341	3,204
	Carlsberg A/S, Class B	23,465	2,808
	Danone SA	43,223	2,638
	Kimberly-Clark Corp.	18,542	2,562
	Sysco Corp.	29,707	2,121
	Diageo PLC	61,994	1,950
	Asahi Group Holdings, Ltd.[1]	53,600	1,893
	Seven & i Holdings Co., Ltd.	122,700	1,494
	Kao Corp.[1]	36,200	1,471
	WH Group, Ltd.	2,047,500	1,347
	Molson Coors Beverage Co., Class B, restricted voting shares	21,854	1,111
	Anheuser-Busch InBev SA/NV	14,423	833
	Pernod Ricard SA	6,104	831
	Kenvue, Inc.	29,864	543
	Scandinavian Tobacco Group A/S	24,914	352
	Vector Group, Ltd.	7,500	79
			114,190

Energy 6.26%
	Canadian Natural Resources, Ltd. (CAD denominated)	397,400	14,155
	Exxon Mobil Corp.	104,989	12,086
	TC Energy Corp. (CAD denominated)[1]	286,565	10,863
	Shell PLC (GBP denominated)	270,995	9,739
	Shell PLC (ADR)	9,377	677
	EOG Resources, Inc.	69,270	8,719
	BP PLC	1,055,455	6,360
	TotalEnergies SE	77,762	5,183
	ConocoPhillips	34,075	3,897
	Chevron Corp.	19,728	3,086
	Equitrans Midstream Corp.	202,127	2,624
	Cenovus Energy, Inc.	64,079	1,260
	Cenovus Energy, Inc. (CAD denominated)	33,067	650
	DT Midstream, Inc.	15,549	1,104

65	American Funds Insurance Series

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Energy (continued)
	Neste OYJ	44,705	$793
	Schlumberger NV	16,544	780
	Gazprom PJSC[3,5]	880,428	— [4]
			81,976

Utilities 6.08%
	SSE PLC	345,541	7,794
	Engie SA	523,498	7,456
	E.ON SE	499,028	6,540
	Dominion Energy, Inc.	129,918	6,366
	Iberdrola, SA, non-registered shares	484,339	6,283
	Edison International	81,700	5,867
	DTE Energy Co.	52,323	5,808
	Duke Energy Corp.	51,699	5,182
	Pinnacle West Capital Corp.	58,175	4,443
	Sempra	56,345	4,286
	Southern Co. (The)	53,023	4,113
	CenterPoint Energy, Inc.	127,057	3,936
	AES Corp.	179,235	3,149
	Entergy Corp.	25,916	2,773
	National Grid PLC	242,338	2,702
	SembCorp Industries, Ltd.	254,500	900
	ENN Energy Holdings, Ltd.	99,100	816
	Power Grid Corporation of India, Ltd.	172,853	682
	Power Assets Holdings, Ltd.	117,500	633
			79,729

Consumer discretionary 4.33%
	McDonald’s Corp.	35,746	9,110
	Home Depot, Inc.	24,120	8,303
	LVMH Moët Hennessy-Louis Vuitton SE	8,203	6,299
	YUM! Brands, Inc.	29,699	3,934
	Industria de Diseño Textil, SA	68,847	3,402
	Midea Group Co., Ltd., Class A	378,475	3,361
	Restaurant Brands International, Inc.	40,800	2,871
	Tractor Supply Co.	9,884	2,669
	Darden Restaurants, Inc.	17,308	2,619
	Stellantis NV	129,220	2,541
	Vail Resorts, Inc.	11,999	2,161
	NEXT PLC	15,514	1,774
	Galaxy Entertainment Group, Ltd.	271,000	1,262
	Kering SA	3,432	1,248
	Starbucks Corp.	10,911	849
	Bridgestone Corp.[1]	20,700	816
	Compagnie Financière Richemont SA, Class A	5,082	793
	Hasbro, Inc.	11,938	698
	International Game Technology PLC	22,715	465
	Amadeus IT Group SA, Class A, non-registered shares	6,772	451
	OPAP SA	26,284	412
	Jumbo SA	13,271	381
	Inchcape PLC	31,417	296
			56,715

Real estate 4.02%
	VICI Properties, Inc. REIT	624,137	17,875
	Extra Space Storage, Inc. REIT	34,866	5,419
	Public Storage REIT	12,858	3,699
	Rexford Industrial Realty, Inc. REIT	82,059	3,659
	American Tower Corp. REIT	15,959	3,102
	Prologis, Inc. REIT	26,182	2,940
	Welltower, Inc. REIT	27,117	2,827
	Crown Castle, Inc. REIT	22,999	2,247

American Funds Insurance Series	66

Capital Income Builder (continued)
Common stocks (continued)		Shares	Value (000)
Real estate (continued)
	Link REIT	465,248	$1,807
	CTP NV	75,076	1,277
	Equinix, Inc. REIT	1,607	1,216
	CK Asset Holdings, Ltd.	297,000	1,112
	Charter Hall Group REIT	143,138	1,059
	Digital Realty Trust, Inc. REIT	6,342	964
	Mindspace Business Parks REIT	233,888	934
	UDR, Inc. REIT	17,780	732
	POWERGRID Infrastructure Investment Trust REIT	563,128	648
	Embassy Office Parks REIT	140,661	598
	Longfor Group Holdings, Ltd.[1]	335,634	460
	Kimco Realty Corp. REIT	5,095	99
			52,674

Communication services 2.78%
	Comcast Corp., Class A	132,412	5,185
	Verizon Communications, Inc.	121,175	4,997
	Koninklijke KPN NV	1,078,485	4,133
	Singapore Telecommunications, Ltd.	1,937,600	3,919
	Publicis Groupe SA	28,814	3,054
	América Móvil, SAB de CV, Class B (ADR)	163,841	2,785
	SoftBank Corp.	215,200	2,633
	Deutsche Telekom AG	73,880	1,859
	TELUS Corp.	115,449	1,748
	WPP PLC	129,237	1,185
	Warner Music Group Corp., Class A	37,241	1,141
	Omnicom Group, Inc.	11,563	1,037
	HKT Trust and HKT, Ltd., units	908,240	1,019
	T-Mobile US, Inc.	4,185	737
	Nippon Telegraph and Telephone Corp.	594,700	562
	Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	426
			36,420

Materials 2.29%
	Air Products and Chemicals, Inc.	25,888	6,680
	Rio Tinto PLC	71,900	4,733
	Linde PLC	9,836	4,316
	Smurfit Kappa Group PLC	61,567	2,737
	Vale SA (ADR), ordinary nominative shares	184,297	2,059
	BHP Group, Ltd. (CDI)	68,808	1,971
	Evonik Industries AG	61,839	1,261
	Eastman Chemical Co.	12,625	1,237
	Shin-Etsu Chemical Co., Ltd.	24,762	963
	WestRock Co.	17,595	884
	BASF SE	17,655	853
	Celanese Corp.	5,602	756
	UPM-Kymmene OYJ	20,957	731
	Antofagasta PLC	15,107	401
	Fortescue, Ltd.	23,348	334
	Asahi Kasei Corp.	10,700	68
			29,984
	Total common stocks (cost: $800,768,000)		1,022,390
Convertible stocks 0.11%
Utilities 0.11%
	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	34,604	1,435
	Total convertible stocks (cost: $1,501,000)		1,435

67	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments 15.82%		Principal amount (000)	Value (000)
Mortgage-backed obligations 7.94%
Federal agency mortgage-backed obligations 6.95%
	Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD— [4]	$— [4]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1	1
	Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2	2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	7	7
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8	8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3	3
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2	2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4	4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2	2
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4	4
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	32	29
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	177	160
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	2,032	1,829
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,859	2,472
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	332	290
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	125	108
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	85	74
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	46	39
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	14	12
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	140	121
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	89	77
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	47	37
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	135	117
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	173	149
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	21	18
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	16	14
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	120	104
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	21	19
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	87	77
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	888	770
	Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	506	434
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	305	272
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[6]	58	56
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	122	121
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	109	108
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	165	162
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	106	104
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	95	92
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	3,377	3,266
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	63	61
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	284	281
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,627	1,634
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	347	343
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	428	432
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	263	265
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	194	195
	Fannie Mae Pool #MA5089 4.00% 7/1/2053[6]	285	261
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	133	128
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,158	1,143

American Funds Insurance Series	68

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	USD489	$491
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[6]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	9	9
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	54	54
	Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,678	2,729
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[6]	868	794
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	798	801
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]	956	944
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]	138	138
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[6]	1,013	1,003
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]	430	434
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]	161	159
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]	206	208
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]	30	30
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	349	355
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	235	235
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	591	562
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	401	333
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	69	58
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	119	101
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	201	188
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	24	22
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	15	15
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,051	1,011
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	14	12
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	146	125
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	72	62
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	147	126
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	801	710
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	331	304
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	831	785
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]	201	171
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]	119	101
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	181	174
	Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	627	608
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	292	289
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	113	112
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[6]	24	20
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[6]	472	446
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	101	98
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	573	566
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	435	429
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	34	33
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,083	1,069
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	85	85
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	19	19
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	16	16
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	15	15
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	14	14
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	10	10
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	7	7
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	5	6
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,378	2,347

69	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	USD19	$19
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	237	234
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,596	1,626
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	913	882
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	86	85
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	973	960
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]	20	20
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]	10	10
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]	486	490
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[6]	284	282
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]	25	25
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]	78	77
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]	82	83
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]	30	30
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160	156
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	100	92
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	208	189
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	201	184
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	87	77
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	72	65
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	16	15
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	893	784
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	329	308
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	520	483
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	15	14
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9	8
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	780	733
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,115	1,024
	Government National Mortgage Assn. 4.00% 7/1/2054[6,8]	6	6
	Government National Mortgage Assn. 5.50% 7/1/2054[6,8]	610	605
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	177	171
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,071	2,839
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]	65	60
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[6]	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	419	408
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,121	1,092
	Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[6]	— [4]	— [4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	— [4]	— [4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	— [4]	— [4]
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[6,8]	1,708	1,543
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[6,8]	768	601
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[6,8]	2,453	2,171
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[6,8]	1,003	918
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[6,8]	235	222
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[6,8]	11,977	11,814
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[6,8]	2,134	2,140
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[6,8]	6,621	6,739
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[6,8]	652	671

American Funds Insurance Series	70

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[6,8]	USD988	$841
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[6,8]	1,720	1,622
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[6,8]	6,177	6,192
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[6,8]	222	226
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[6,8]	4,332	4,453
			91,021

Commercial mortgage-backed securities 0.56%
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	41	42
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[2,6,7]	110	110
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[2,6,7]	329	330
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[2,6,7]	332	333
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[2,6,7]	107	107
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[2,6,7]	648	640
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[2,6,7]	266	263
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[2,6,7]	100	98
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[2,6,7]	123	123
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[2,6,7]	152	151
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[2,6,7]	88	87
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[2,6,7]	94	93
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.78% 8/15/2039[2,6,7]	80	80
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,6,7]	237	238
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,6,7]	574	583
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,6,7]	583	584
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[2,6,7]	530	531
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[2,6,7]	213	214
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[2,6,7]	191	191
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[2,6,7]	133	133
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[2,6,7]	120	120
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[2,6,7]	100	100
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[2,6,7]	100	100
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[2,6,7]	91	91
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	73
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]	187	193
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, (1-month USD CME Term SOFR + 1.223%) 6.363% 7/15/2025[2,6,7]	210	209
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[2,6,7]	592	580
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.776% 5/17/2038[2,6,7]	300	300
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[2,6,7]	100	100
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[2,6,7]	243	244
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[2,6,7]	345	342
			7,383

71	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.43%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	USD107	$92
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]	68	61
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]	80	71
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]	157	146
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]	9	8
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[2,6,7]	35	36
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[2,6,7]	341	346
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[2,6,7]	122	123
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[2,6,7]	117	118
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]	55	60
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]	64	64
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[2,6,7]	74	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[2,6,7]	13	13
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[2,6,7]	21	21
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[2,6,7]	64	68
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[2,6,7]	276	277
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.15% 1/25/2050[2,6,7]	75	75
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[2,6,7]	268	271
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[2,6,7]	430	495
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[2,6,9]	141	141
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]	125	120
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]	160	156
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[2,6,9]	65	63
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]	109	106
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[2,6,7]	202	202
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[2,6,9]	179	181
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[2,6,7]	182	177
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[2,6,9]	236	237
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[2,6,9]	510	513
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]	98	93
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[2,6]	309	278
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]	15	15
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]	6	6
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]	26	25
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]	29	29
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]	16	15
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	382	339

American Funds Insurance Series	72

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	USD100	$98
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	195	181
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,6]	167	163
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[2,6,9]	98	99
			5,657
	Total mortgage-backed obligations		104,061
U.S. Treasury bonds & notes 4.57%
U.S. Treasury 4.57%
	U.S. Treasury 0.625% 10/15/2024	7,470	7,368
	U.S. Treasury 2.125% 11/30/2024	1,860	1,836
	U.S. Treasury 3.875% 3/31/2025	5,877	5,820
	U.S. Treasury 4.625% 6/30/2025	4,793	4,770
	U.S. Treasury 4.00% 2/15/2026	2,621	2,586
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,570
	U.S. Treasury 1.875% 6/30/2026	4,855	4,595
	U.S. Treasury 4.625% 6/30/2026	1,376	1,374
	U.S. Treasury 1.125% 10/31/2026	995	918
	U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,635
	U.S. Treasury 4.625% 11/15/2026	1,200	1,199
	U.S. Treasury 4.00% 1/15/2027	6,541	6,446
	U.S. Treasury 0.50% 4/30/2027	2,375	2,123
	U.S. Treasury 2.625% 5/31/2027	80	76
	U.S. Treasury 4.00% 2/29/2028	745	734
	U.S. Treasury 1.25% 3/31/2028	1,350	1,202
	U.S. Treasury 3.625% 3/31/2028	4	3
	U.S. Treasury 4.25% 6/30/2029	536	534
	U.S. Treasury 4.00% 2/28/2030	1,659	1,629
	U.S. Treasury 6.25% 5/15/2030	345	379
	U.S. Treasury 4.25% 6/30/2031	1,773	1,767
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 4.375% 5/15/2034	260	260
	U.S. Treasury 4.50% 8/15/2039	1,045	1,049
	U.S. Treasury 4.75% 2/15/2041[10]	1,730	1,777
	U.S. Treasury 2.00% 11/15/2041	300	206
	U.S. Treasury 4.625% 5/15/2044	1,099	1,097
	U.S. Treasury 2.375% 5/15/2051	196	129
	U.S. Treasury 4.00% 11/15/2052	152	139
	U.S. Treasury 4.25% 2/15/2054[10]	3,803	3,623
	Total U.S. Treasury bonds & notes		59,854
Corporate bonds, notes & loans 2.39%
Financials 0.41%
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17
	Aon Corp. 5.35% 2/28/2033	21	21
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	31	32
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	238	196
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	117
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	75	75
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,9]	400	398
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[2,9]	200	201
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	43	43
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[9]	45	46
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	95	96
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[9]	15	15
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[9]	40	42

73	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Chubb INA Holdings, LLC 5.00% 3/15/2034	USD35	$35
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	85	85
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	30
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	51
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	120	120
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	169
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	29
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	31	24
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	200	194
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[9]	150	155
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	150	156
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	60	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111	95
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[9]	80	82
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	78	77
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	95	94
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[9]	64	63
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	50	51
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[9]	259	211
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	14
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	55	55
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]	25	25
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[9]	75	77
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[2]	20	20
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[7]	25	25
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	140	142
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[9]	20	19
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	35
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[9]	100	103
	Navient Corp. 5.00% 3/15/2027	150	143
	New York Life Global Funding 3.00% 1/10/2028[2]	150	140
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	51
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	87	95
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,11]	38	— [4]
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	11	11
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	10
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]	40	40
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	71
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	85	85
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]	120	120
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,9]	200	201
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	349
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	50	50
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[9]	45	44
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	84
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	104	111
	Willis North America, Inc. 5.90% 3/5/2054	35	34
			5,340

American Funds Insurance Series	74

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Health care 0.40%
	AbbVie, Inc. 5.05% 3/15/2034	USD175	$175
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	240	237
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 5.507% 3/2/2026	30	30
	Amgen, Inc. 5.15% 3/2/2028	55	55
	Amgen, Inc. 4.05% 8/18/2029	100	96
	Amgen, Inc. 5.25% 3/2/2030	124	125
	Amgen, Inc. 4.20% 3/1/2033	133	123
	Amgen, Inc. 5.25% 3/2/2033	71	71
	Amgen, Inc. 5.60% 3/2/2043	105	103
	Amgen, Inc. 4.20% 2/22/2052	19	15
	Amgen, Inc. 4.875% 3/1/2053	25	22
	Amgen, Inc. 5.65% 3/2/2053	37	36
	Amgen, Inc. 5.75% 3/2/2063	85	83
	AstraZeneca Finance, LLC 5.00% 2/26/2034	50	50
	Baxter International, Inc. 3.132% 12/1/2051	25	16
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	95
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	261
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	294
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	321
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	98
	Centene Corp. 4.625% 12/15/2029	530	502
	Centene Corp. 3.375% 2/15/2030	179	159
	Centene Corp. 2.625% 8/1/2031	40	33
	CVS Health Corp. 5.125% 2/21/2030	50	49
	CVS Health Corp. 5.25% 2/21/2033	23	22
	CVS Health Corp. 5.70% 6/1/2034	97	97
	CVS Health Corp. 6.00% 6/1/2044	50	49
	CVS Health Corp. 5.625% 2/21/2053	55	51
	CVS Health Corp. 6.05% 6/1/2054	50	49
	Elevance Health, Inc. 4.75% 2/15/2033	16	15
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	15
	Humana, Inc. 3.70% 3/23/2029	12	11
	Humana, Inc. 5.375% 4/15/2031	13	13
	Medline Borrower, LP 6.25% 4/1/2029[2]	380	385
	Merck & Co., Inc. 1.70% 6/10/2027	118	108
	Merck & Co., Inc. 3.40% 3/7/2029	110	104
	Merck & Co., Inc. 4.50% 5/17/2033	35	34
	Merck & Co., Inc. 4.90% 5/17/2044	35	33
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	35
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	22
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	259
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	611
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	224	157
			5,227

Energy 0.34%
	Apache Corp. 4.25% 1/15/2030	385	359
	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	335
	Cenovus Energy, Inc. 5.40% 6/15/2047	44	40
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
	ConocoPhillips Co. 5.30% 5/15/2053	25	24
	Crescent Energy Finance, LLC 7.375% 1/15/2033[2]	270	271
	Diamondback Energy, Inc. 5.40% 4/18/2034	41	41
	Enbridge, Inc. 6.70% 11/15/2053	12	13

75	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Energy Transfer, LP 6.10% 12/1/2028	USD41	$42
	Energy Transfer, LP 5.25% 7/1/2029	23	23
	Energy Transfer, LP 6.40% 12/1/2030	34	36
	Energy Transfer, LP 5.60% 9/1/2034	39	39
	Energy Transfer, LP 6.05% 9/1/2054	22	22
	Equinor ASA 2.375% 5/22/2030	365	319
	Exxon Mobil Corp. 2.995% 8/16/2039	200	152
	Exxon Mobil Corp. 3.452% 4/15/2051	25	18
	Hess Midstream Operations, LP 6.50% 6/1/2029[2]	530	538
	Hilcorp Energy I, LP 6.875% 5/15/2034[2]	400	396
	Kinder Morgan, Inc. 5.20% 6/1/2033	7	7
	Kinder Morgan, Inc. 5.40% 2/1/2034	63	62
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	74
	ONEOK, Inc. 6.05% 9/1/2033	88	91
	ONEOK, Inc. 7.15% 1/15/2051	97	107
	ONEOK, Inc. 6.625% 9/1/2053	91	97
	Petroleos Mexicanos 6.50% 1/23/2029	20	18
	Petroleos Mexicanos 8.75% 6/2/2029	177	173
	Shell International Finance BV 2.00% 11/7/2024	420	415
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	136
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]	595	534
	Williams Companies, Inc. 5.15% 3/15/2034	50	49
	Williams Companies, Inc. 5.30% 8/15/2052	40	37
			4,506

Consumer discretionary 0.33%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
	Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
	Bath & Body Works, Inc. 6.875% 11/1/2035	150	151
	BMW US Capital, LLC 4.15% 4/9/2030[2]	290	278
	BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
	Carnival Corp. 6.00% 5/1/2029[2]	830	820
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	172
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	149
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	150	149
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	124
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	196
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	690
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	288
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	590
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
	Grand Canyon University 4.125% 10/1/2024	200	199
	Hyundai Capital America 5.275% 6/24/2027[2]	55	55
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	3	3
	McDonald’s Corp. 4.95% 8/14/2033	3	3
	McDonald’s Corp. 5.15% 9/9/2052	10	9
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	229
			4,372

Utilities 0.19%
	AEP Transmission Co., LLC 3.80% 6/15/2049	45	33
	Consumers Energy Co. 4.625% 5/15/2033	50	48
	DTE Energy Co. 3.00% 3/1/2032	42	36
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	25
	Edison International 4.125% 3/15/2028	132	126
	Edison International 6.95% 11/15/2029	25	27

American Funds Insurance Series	76

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	USD200	$218
	Eversource Energy 5.50% 1/1/2034	25	25
	FirstEnergy Corp. 2.65% 3/1/2030	393	342
	FirstEnergy Corp. 2.25% 9/1/2030	107	90
	Florida Power & Light Co. 5.05% 4/1/2028	70	70
	Florida Power & Light Co. 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	93
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	99
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	275
	Pacific Gas and Electric Co. 6.10% 1/15/2029	35	36
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	309
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	52
	Pacific Gas and Electric Co. 5.80% 5/15/2034	50	50
	Pacific Gas and Electric Co. 4.95% 7/1/2050	62	51
	PacifiCorp 5.30% 2/15/2031	35	35
	PacifiCorp 5.50% 5/15/2054	95	88
	PacifiCorp 5.80% 1/15/2055	25	24
	Southern California Edison Co. 5.20% 6/1/2034	40	39
	Southern California Edison Co. 3.60% 2/1/2045	206	151
	Southern California Edison Co. 5.75% 4/15/2054	25	24
	Union Electric Co. 3.90% 4/1/2052	25	19
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25
			2,470

Real estate 0.18%
	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	39
	Crown Castle, Inc. 5.00% 1/11/2028	54	53
	Equinix, Inc. 1.55% 3/15/2028	25	22
	Equinix, Inc. 3.20% 11/18/2029	144	130
	Iron Mountain, Inc. 4.50% 2/15/2031[2]	530	479
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	450
	MPT Operating Partnership, LP 5.00% 10/15/2027	475	393
	Prologis, LP 5.00% 3/15/2034	40	39
	Service Properties Trust 8.375% 6/15/2029	680	669
			2,289

Industrials 0.17%
	BAE Systems PLC 5.30% 3/26/2034[2]	200	198
	Boeing Co. 2.75% 2/1/2026	91	86
	Boeing Co. 6.259% 5/1/2027[2]	376	379
	Boeing Co. 6.298% 5/1/2029[2]	12	12
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[2]	92	94
	Boeing Co. 6.528% 5/1/2034[2]	585	599
	Boeing Co. 5.805% 5/1/2050	80	72
	Boeing Co. 6.858% 5/1/2054[2]	56	57
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	68
	Carrier Global Corp. 2.722% 2/15/2030	9	8
	Carrier Global Corp. 2.70% 2/15/2031	9	8
	Carrier Global Corp. 5.90% 3/15/2034	40	42
	Carrier Global Corp. 3.577% 4/5/2050	8	6
	Carrier Global Corp. 6.20% 3/15/2054	49	52
	CSX Corp. 4.75% 11/15/2048	50	45
	CSX Corp. 4.50% 11/15/2052	35	30
	L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15

77	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	L3Harris Technologies, Inc. 5.60% 7/31/2053	USD13	$13
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Lockheed Martin Corp. 5.20% 2/15/2064	8	8
	Moog, Inc. 4.25% 12/9/2027[2]	55	52
	Norfolk Southern Corp. 5.35% 8/1/2054	51	49
	Northrop Grumman Corp. 4.95% 3/15/2053	21	19
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	RTX Corp. 6.00% 3/15/2031	35	36
	RTX Corp. 6.10% 3/15/2034	27	28
	RTX Corp. 6.40% 3/15/2054	22	24
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	14
	Waste Management, Inc. 4.625% 2/15/2030	60	59
			2,276

Communication services 0.12%
	América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	60
	AT&T, Inc. 3.50% 6/1/2041	USD75	57
	CCO Holdings, LLC 4.75% 2/1/2032[2]	25	21
	CCO Holdings, LLC 4.25% 1/15/2034[2]	175	133
	Charter Communications Operating, LLC 6.10% 6/1/2029	41	41
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	15
	SBA Tower Trust 1.631% 11/15/2026[2]	253	230
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	585
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	172
	T-Mobile USA, Inc. 6.00% 6/15/2054	69	71
	Verizon Communications, Inc. 1.75% 1/20/2031	142	115
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	38
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	69
			1,607

Materials 0.11%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	15	15
	Celanese US Holdings, LLC 6.35% 11/15/2028	36	37
	Celanese US Holdings, LLC 6.55% 11/15/2030	27	28
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Celanese US Holdings, LLC 6.70% 11/15/2033	23	24
	Consolidated Energy Finance SA 5.625% 10/15/2028[2]	750	638
	Dow Chemical Co. (The) 5.15% 2/15/2034	34	33
	Dow Chemical Co. (The) 5.55% 11/30/2048	15	14
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	52
	Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
	Dow Chemical Co. (The) 5.60% 2/15/2054	53	51
	Eastman Chemical Co. 5.625% 2/20/2034	35	35
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	4	3
	LYB International Finance III, LLC 3.625% 4/1/2051	102	70
	NOVA Chemicals Corp. 8.50% 11/15/2028[2]	10	11
	NOVA Chemicals Corp. 4.25% 5/15/2029[2]	325	287
			1,408

Consumer staples 0.09%
	7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
	BAT Capital Corp. 4.70% 4/2/2027	105	103
	BAT Capital Corp. 6.343% 8/2/2030	9	9
	BAT Capital Corp. 6.421% 8/2/2033	38	40
	BAT Capital Corp. 7.079% 8/2/2043	31	33

American Funds Insurance Series	78

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	BAT Capital Corp. 4.54% 8/15/2047	USD55	$42
	BAT Capital Corp. 4.758% 9/6/2049	121	95
	BAT Capital Corp. 7.081% 8/2/2053	69	74
	BAT International Finance PLC 4.448% 3/16/2028	150	145
	Campbell Soup Co. 5.40% 3/21/2034	22	22
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 4.875% 10/1/2049	235	205
	J. M. Smucker Co. (The) 6.20% 11/15/2033	22	23
	J. M. Smucker Co. (The) 6.50% 11/15/2043	6	6
	J. M. Smucker Co. (The) 6.50% 11/15/2053	21	23
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	24
	Philip Morris International, Inc. 5.125% 2/15/2030	56	56
	Philip Morris International, Inc. 5.50% 9/7/2030	70	71
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55
	Philip Morris International, Inc. 5.625% 9/7/2033	30	30
			1,177

Information technology 0.05%
	Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
	Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
	Broadcom, Inc. 3.137% 11/15/2035[2]	2	1
	Cisco Systems, Inc. 4.95% 2/26/2031	11	11
	Cisco Systems, Inc. 5.05% 2/26/2034	4	4
	Cisco Systems, Inc. 5.30% 2/26/2054	8	8
	Cisco Systems, Inc. 5.35% 2/26/2064	11	11
	Intel Corp. 5.15% 2/21/2034	20	20
	Intel Corp. 5.60% 2/21/2054	39	38
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	401
	ServiceNow, Inc. 1.40% 9/1/2030	130	105
			612
	Total corporate bonds, notes & loans		31,284
Asset-backed obligations 0.84%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	64	65
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	4	4
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	100
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,6]	215	214
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	98
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	85	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	98
	Auxilior Term Funding, LLC, Series 24-1A, Class A2, 5.84% 3/15/2027[2,6]	477	477
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	187
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	100	96
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	344
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	19	19
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	333
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	87	76
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	84
	CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	75
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	289
	CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	482
	CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,6]	10	10

79	American Funds Insurance Series

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[2,6]	USD497	$497
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	20	20
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[2,6]	525	524
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	126
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	175
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	183
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	395	360
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	73	65
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	103	98
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]	386	357
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	285	286
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	189
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	247	244
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	245
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	91
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	91
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	9	9
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,6]	190	190
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	34	30
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	59	52
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	146	132
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	292	267
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[2,6,7]	149	148
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	834
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,6]	100	101
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	94	89
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[2,6]	273	274
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	99
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	175	175
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[2,6]	156	156
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[2,6]	100	100
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]	39	39
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	52	46
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	117	109
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	312
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[6,7]	1	1
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,6]	100	100
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	450
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	53	53
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100
		11,035

American Funds Insurance Series	80

Capital Income Builder (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.06%
Peru (Republic of) 2.783% 1/23/2031	USD190	$164
Portuguese Republic 5.125% 10/15/2024	18	18
Qatar (State of) 4.50% 4/23/2028	200	198
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	190
United Mexican States 3.25% 4/16/2030	200	176
		746
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212	208

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	136
Total municipals		344
Total bonds, notes & other debt instruments (cost: $211,740,000)		207,324
Investment funds 2.30%	Shares
Capital Group Central Corporate Bond Fund[12]	3,645,090	30,145
Total Investment funds (cost: $33,746,000)		30,145
Short-term securities 7.27%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[12,13,14]	804,193	80,419

Money market investments purchased with collateral from securities on loan 1.13%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]	10,117,335	10,118
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]	4,730,095	4,730
		14,848
Total short-term securities (cost: $95,254,000)		95,267
Total investment securities 103.54% (cost: $1,143,009,000)		1,356,561
Other assets less liabilities (3.54)%		(46,427)
Net assets 100.00%		$1,310,134
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	113	9/3/2024	USD44,589	$(3)
3 Month SOFR Futures	Long	28	3/19/2025	6,660	1
3 Month SOFR Futures	Long	73	9/17/2025	17,463	55

81	American Funds Insurance Series

Capital Income Builder (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	237	10/3/2024	USD48,400	$106
5 Year U.S. Treasury Note Futures	Long	506	10/3/2024	53,929	277
10 Year U.S. Treasury Note Futures	Long	48	9/30/2024	5,279	51
10 Year Ultra U.S. Treasury Note Futures	Short	7	9/30/2024	(795)	1
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2024	946	11
30 Year Ultra U.S. Treasury Bond Futures	Long	65	9/30/2024	8,147	75
					$574
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$362	$—	$362
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	84	—	84
						$446	$—	$446
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD170	$11	$9	$2
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 2.30%
Capital Group Central Corporate Bond Fund	$34,970	$676	$4,712	$(941)	$152	$30,145	$676
Short-term securities 6.14%
Money market investments 6.14%
Capital Group Central Cash Fund 5.37%[13,14]	91,779	97,143	108,512	—	9	80,419	2,376
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.37%[13]	59		59 [17]			—	— [18]
Total short-term securities						80,419
Total 8.44%				$(941)	$161	$110,564	$3,052

American Funds Insurance Series	82

Capital Income Builder (continued)
[1]
All or a portion of this security was on loan. The total value of all such securities was $20,164,000, which represented 1.54% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $35,042,000, which represented 2.67% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,858,000, which represented .14% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

83	American Funds Insurance Series

Capital Income Builder (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing
G.O. = General Obligation

GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	84

Asset Allocation Fund
Investment portfolio June 30, 2024unaudited

Common stocks 68.26%		Shares	Value (000)
Information technology 16.25%
	Broadcom, Inc.	918,021	$1,473,910
	Microsoft Corp.	2,319,173	1,036,554
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,668,838	637,681
	Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	22,990
	ASML Holding NV (ADR)	374,711	383,228
	Apple, Inc.	1,226,378	258,300
	Oracle Corp.	928,989	131,173
	NVIDIA Corp.	948,770	117,211
	Applied Materials, Inc.	426,300	100,603
	MicroStrategy, Inc., Class A1	43,100	59,369
	Salesforce, Inc.	225,203	57,900
	Synopsys, Inc.[1]	90,490	53,847
	Micron Technology, Inc.	175,097	23,030
	Diebold Nixdorf, Inc.[1]	532,940	20,508
			4,376,304

Health care 10.26%
	Eli Lilly and Co.	653,499	591,665
	UnitedHealth Group, Inc.	968,599	493,269
	Vertex Pharmaceuticals, Inc.[1]	1,029,586	482,588
	Gilead Sciences, Inc.	4,174,538	286,415
	Thermo Fisher Scientific, Inc.	300,000	165,900
	Regeneron Pharmaceuticals, Inc.[1]	150,000	157,654
	Novo Nordisk AS, Class B	999,920	142,845
	AstraZeneca PLC	461,000	71,868
	AbbVie, Inc.	389,195	66,755
	Alnylam Pharmaceuticals, Inc.[1]	205,917	50,038
	Centene Corp.[1]	675,000	44,752
	Cooper Companies, Inc.	418,000	36,491
	Merck & Co., Inc.	280,560	34,733
	CVS Health Corp.	506,300	29,902
	Danaher Corp.	95,660	23,901
	Illumina, Inc.[1]	194,900	20,344
	Rotech Healthcare, Inc.[1,2,3]	184,138	18,138
	Pfizer, Inc.	459,554	12,858
	Boston Scientific Corp.[1]	130,293	10,034
	AbCellera Biologics, Inc.[1,4]	2,871,293	8,499
	Zoetis, Inc., Class A	42,300	7,333
	Endo, Inc.[1]	101,957	2,868
	Endo, Inc.[1,5]	38,158	1,073
	Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [6]
	Catalent, Inc.[1]	40,200	2,260
			2,762,183

Financials 9.89%
	Apollo Asset Management, Inc.	2,630,627	310,598
	Aon PLC, Class A	752,130	220,810
	JPMorgan Chase & Co.	979,000	198,012
	Synchrony Financial	3,600,000	169,884
	Arthur J. Gallagher & Co.	572,715	148,511
	Mastercard, Inc., Class A	317,897	140,243
	Visa, Inc., Class A	530,120	139,140
	Ares Management Corp., Class A	1,015,403	135,333
	Blue Owl Capital, Inc., Class A	7,085,161	125,762
	Discover Financial Services	922,710	120,700
	Blackstone, Inc.	785,000	97,183
	Capital One Financial Corp.	675,000	93,454
	Fiserv, Inc.[1]	582,763	86,855
	CME Group, Inc., Class A	361,000	70,973
	BlackRock, Inc.	88,049	69,323
	American Express Co.	280,560	64,964
	Bank of America Corp.	1,580,000	62,837

85	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Financials (continued)
	KKR & Co., Inc.	595,732	$62,695
	Wells Fargo & Co.	980,000	58,202
	Nasdaq, Inc.	962,300	57,988
	Intercontinental Exchange, Inc.	412,619	56,483
	London Stock Exchange Group PLC	460,314	54,564
	Carlyle Group, Inc. (The)	814,688	32,710
	RenaissanceRe Holdings, Ltd.	97,535	21,800
	Brookfield Corp., Class A	486,973	20,229
	Fifth Third Bancorp	432,000	15,764
	Goldman Sachs Group, Inc.	30,100	13,615
	Chubb, Ltd.	37,981	9,688
	LPL Financial Holdings, Inc.	17,807	4,973
	Sberbank of Russia PJSC[2]	8,880,000	— [6]
			2,663,293

Communication services 6.70%
	Meta Platforms, Inc., Class A	1,535,752	774,357
	Alphabet, Inc., Class C	3,149,339	577,652
	Alphabet, Inc., Class A	531,770	96,862
	Comcast Corp., Class A	5,491,873	215,062
	Take-Two Interactive Software, Inc.[1]	550,000	85,519
	Charter Communications, Inc., Class A1	184,000	55,009
			1,804,461

Consumer discretionary 6.62%
	Booking Holdings, Inc.	107,243	424,843
	Home Depot, Inc.	815,243	280,639
	Royal Caribbean Cruises, Ltd.[1]	1,259,400	200,786
	General Motors Co.	3,500,000	162,610
	LVMH Moët Hennessy-Louis Vuitton SE	202,300	155,357
	Amazon.com, Inc.[1]	747,737	144,500
	D.R. Horton, Inc.	550,000	77,512
	Darden Restaurants, Inc.	448,084	67,804
	Compagnie Financière Richemont SA, Class A	391,173	61,050
	YUM! Brands, Inc.	368,381	48,796
	Texas Roadhouse, Inc.	263,872	45,310
	Hilton Worldwide Holdings, Inc.	139,547	30,449
	Moncler SpA	395,000	24,190
	Restaurant Brands International, Inc.	271,440	19,101
	Advance Auto Parts, Inc.	249,443	15,797
	lululemon athletica, Inc.[1]	31,981	9,553
	AutoZone, Inc.[1]	2,534	7,511
	Five Below, Inc.[1]	43,676	4,759
	Party City Holdco, Inc.[1,2]	68,158	1,187
	Party City Holdco, Inc.[1,2,5]	681	12
			1,781,766

Industrials 6.32%
	L3Harris Technologies, Inc.	1,031,041	231,551
	Boeing Co.[1]	1,007,043	183,292
	Deere & Co.	392,399	146,612
	Caterpillar, Inc.	350,000	116,585
	Ingersoll-Rand, Inc.	1,127,311	102,405
	TransDigm Group, Inc.	74,424	95,085
	General Electric Co.	595,120	94,606
	Airbus SE, non-registered shares	651,130	89,781
	Union Pacific Corp.	335,667	75,948
	Southwest Airlines Co.	2,523,000	72,183
	Republic Services, Inc.	340,689	66,210
	Safran SA	312,100	65,661
	Eaton Corp. PLC	172,210	53,996
	United Rentals, Inc.	78,815	50,972

American Funds Insurance Series	86

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Copart, Inc.[1]	835,833	$45,269
	Lockheed Martin Corp.	91,466	42,724
	Quanta Services, Inc.	152,260	38,688
	Carrier Global Corp.	587,000	37,028
	Northrop Grumman Corp.	80,000	34,876
	GE Vernova, Inc.[1]	117,817	20,207
	Johnson Controls International PLC	278,300	18,499
	CSX Corp.	344,040	11,508
	Regal Rexnord Corp.	53,733	7,266
			1,700,952

Materials 4.21%
	Franco-Nevada Corp.	1,597,498	189,404
	Royal Gold, Inc.	1,405,000	175,850
	Wheaton Precious Metals Corp.[4]	3,349,100	175,560
	Lundin Mining Corp.	14,980,000	166,767
	ATI, Inc.[1]	2,804,538	155,512
	Nucor Corp.	500,000	79,040
	First Quantum Minerals, Ltd.	5,805,000	76,251
	Freeport-McMoRan, Inc.	1,431,593	69,575
	Linde PLC	73,100	32,077
	Air Products and Chemicals, Inc.	45,664	11,783
	Venator Materials PLC[1,2]	4,096	2,890
			1,134,709

Consumer staples 3.57%
	Philip Morris International, Inc.	3,305,485	334,945
	Constellation Brands, Inc., Class A	669,157	172,161
	Altria Group, Inc.	2,239,790	102,022
	Costco Wholesale Corp.	89,700	76,244
	Nestlé SA	609,435	62,210
	Monster Beverage Corp.[1]	702,217	35,076
	British American Tobacco PLC	1,080,000	33,199
	Dollar Tree Stores, Inc.[1]	287,000	30,643
	Keurig Dr Pepper, Inc.	907,399	30,307
	Mondelez International, Inc., Class A	440,000	28,793
	Bunge Global SA	197,085	21,043
	Procter & Gamble Co.	105,500	17,399
	Dollar General Corp.	125,000	16,529
			960,571

Energy 3.21%
	Canadian Natural Resources, Ltd. (CAD denominated)	13,470,800	479,830
	ConocoPhillips	824,000	94,249
	Halliburton Co.	2,534,613	85,619
	Schlumberger NV	1,326,757	62,596
	Noble Corp. PLC, Class A	657,505	29,358
	Exxon Mobil Corp.	233,835	26,919
	Cenovus Energy, Inc. (CAD denominated)	1,348,236	26,501
	EOG Resources, Inc.	174,000	21,901
	TechnipFMC PLC[4]	715,711	18,716
	New Fortress Energy, Inc., Class A4	408,780	8,985
	TC Energy Corp. (CAD denominated)[4]	205,000	7,771
	Altera Infrastructure, LP1,2	16,129	1,205
	Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	77
	Bighorn Permian Resources, LLC[2]	4,392	— [6]
			863,727

87	American Funds Insurance Series

Asset Allocation Fund (continued)
Common stocks (continued)		Shares	Value (000)

Real estate 1.07%
	Extra Space Storage, Inc. REIT	811,931	$126,182
	VICI Properties, Inc. REIT	4,209,324	120,555
	Crown Castle, Inc. REIT	435,600	42,558
			289,295

Utilities 0.16%
	Constellation Energy Corp.	138,666	27,771
	FirstEnergy Corp.	400,000	15,308
			43,079
	Total common stocks (cost: $10,597,781,000)		18,380,340
Preferred securities 0.00%
Industrials 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	771
	Total preferred securities (cost: $466,000)		771
Rights & warrants 0.00%
Energy 0.00%
	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [6]
	Total rights & warrants (cost: $0)		— [6]
Convertible stocks 0.04%
Health care 0.04%
	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,3]	4,955,500	11,596
	Total convertible stocks (cost: $50,000,000)		11,596
Convertible bonds & notes 0.01%		Principal amount (000)
Communication services 0.01%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000	2,501
	Total convertible bonds & notes (cost: $2,707,000)		2,501

Bonds, notes & other debt instruments 23.64%
Mortgage-backed obligations 9.11%
Federal agency mortgage-backed obligations 8.42%
	Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	— [6]	— [6]
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	— [6]	— [6]
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	— [6]	— [6]
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	79	77
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	— [6]	— [6]
	Fannie Mae Pool #890329 4.00% 4/1/2026[7]	9	9
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1	1
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	9	8
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	49	49
	Fannie Mae Pool #254767 5.50% 6/1/2033[7]	160	160
	Fannie Mae Pool #555956 5.50% 12/1/2033[7]	102	102
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	296	287
	Fannie Mae Pool #929185 5.50% 1/1/2036[7]	318	319
	Fannie Mae Pool #893641 6.00% 9/1/2036[7]	542	555
	Fannie Mae Pool #893688 6.00% 10/1/2036[7]	138	141
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	5,069	4,673
	Fannie Mae Pool #907239 6.00% 12/1/2036[7]	22	22
	Fannie Mae Pool #928031 6.00% 1/1/2037[7]	48	49

American Funds Insurance Series	88

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #888292 6.00% 3/1/2037[7]	USD449	$460
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	84	85
	Fannie Mae Pool #190379 5.50% 5/1/2037[7]	45	45
	Fannie Mae Pool #924952 6.00% 8/1/2037[7]	683	698
	Fannie Mae Pool #888637 6.00% 9/1/2037[7]	8	8
	Fannie Mae Pool #995674 6.00% 5/1/2038[7]	255	261
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	803	823
	Fannie Mae Pool #995224 6.00% 9/1/2038[7]	7	7
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	251	258
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	173	176
	Fannie Mae Pool #889983 6.00% 10/1/2038[7]	15	15
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	568	581
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	96	98
	Fannie Mae Pool #995391 6.00% 11/1/2038[7]	11	12
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	— [6]	— [6]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	52	53
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	152	156
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	193	197
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	359	367
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	6,756	5,685
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]	7,786	6,517
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	20,333	16,400
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]	13,249	11,089
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,699	2,470
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,806	1,710
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	1,012	958
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	868	819
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,657	4,244
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	7,679	6,964
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,135	1,029
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,395	2,171
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	82	77
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	326	289
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,271	1,189
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,421	1,286
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,892	1,714
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	415	365
	Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2	2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,347	1,217
	Fannie Mae Pool #257036 7.00% 11/1/2047[7]	6	6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,319	2,168
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	9	9
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	10	9
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	14,686	13,283
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	1,987	1,802
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,531	1,328
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	4,974	4,147
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	11,280	9,393
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	348	300
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	9,151	7,590
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,426	1,191
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	12,840	11,236
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	6,150	4,870
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,567	2,968
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,442	3,505
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	5,000	4,295
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	601	517
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	462	397
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[7]	164	129
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,308	3,741
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	78	67

89	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	USD9,007	$7,073
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	8,781	7,533
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[7]	2,597	2,038
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	15,565	12,897
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	7,243	6,008
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	177	147
	Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	85	71
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	84	70
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]	3,141	2,466
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	11,326	9,720
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	7,915	6,215
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]	5,434	4,260
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[7]	1,073	842
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	59,325	51,449
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[7]	3,156	2,478
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[7]	2,641	2,073
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[7]	1,938	1,521
	Fannie Mae Pool #BV4169 2.00% 3/1/2052[7]	1,419	1,114
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[7]	1,362	1,069
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]	6,278	4,923
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]	3,221	2,523
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[7]	2,572	2,017
	Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	5,626	5,314
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[7]	5,423	4,252
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	683	645
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	11,484	10,847
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	855	809
	Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,219	3,041
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,632	2,598
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,114	1,100
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,781	2,749
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	7,391	6,767
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	811	786
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	192	189
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	25,518	24,675
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	681	672
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	1,536	1,579
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	525	536
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	388	396
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]	13,386	10,504
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,552	2,518
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	112	110
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	23,988	24,071
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	1,986	1,960
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	5,848	5,867
	Fannie Mae Pool #BY1418 4.00% 11/1/2053[7]	15,857	14,518
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	8,784	8,814
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]	12,058	11,039
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	293	290
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	9,559	9,744
	Fannie Mae Pool #BY1343 4.00% 2/1/2054[7]	12,961	11,864
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	271	267
	Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]	3,672	3,696
	Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]	2,911	2,971
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	14,315	14,123
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	5,348	5,282
	Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	983	990
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	11	11
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[7]	24,586	22,506
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	8,038	7,938

American Funds Insurance Series	90

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA5378 4.00% 5/1/2054[7]	USD4,436	$4,061
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	1,240	1,251
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]	1,084	1,092
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	1,576	1,559
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	563	567
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	10,197	9,704
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,614	3,007
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	21	22
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	65	65
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	31	26
	Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	9,285	8,543
	Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	371	367
	Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	41	43
	Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	56	55
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	22,289	18,840
	Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	507	502
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,401	1,325
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	1,065	1,010
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	706	667
	Freddie Mac Pool #760014 2.838% 8/1/2045[7,8]	149	145
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	4,731	4,439
	Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	4,215	3,955
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,760	3,323
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	196	190
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	200	193
	Freddie Mac Pool #760015 2.67% 1/1/2047[7,8]	384	363
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,097	995
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	2,021	1,883
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	367	316
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	30,169	23,754
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	15,946	12,734
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	27,893	22,159
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	369	320
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[7]	847	666
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	9,191	7,637
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	6,264	5,224
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	6,078	5,247
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	667	569
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	163	141
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]	4,022	3,156
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]	1,730	1,356
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	6,184	5,130
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,162	1,797
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	308	266
	Freddie Mac Pool #QD5748 2.00% 2/1/2052[7]	909	714
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[7]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	939	838
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[7]	4,474	3,509
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]	3,102	2,432
	Freddie Mac Pool #QD8408 2.00% 3/1/2052[7]	1,182	927
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[7]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]	268	210
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[7]	3,138	2,462
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[7]	1,127	884
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	83	69
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	50	44
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,276	2,089
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	12,205	10,398
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,274	1,098
	Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	41,461	39,161
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	188	177

91	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	USD863	$815
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	211	200
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	126	119
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,180	1,143
	Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,253	1,183
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	82	77
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	6,271	6,072
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]	1,940	1,778
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]	18,182	16,645
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,298	1,256
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	86	81
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	427	412
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	3,034	2,994
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	723	742
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	634	648
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	583	600
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	561	579
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	404	417
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	295	303
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	218	222
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	158	164
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	34	33
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	9,215	9,095
	Freddie Mac Pool #QH1153 4.00% 9/1/2053[7]	494	453
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	27,916	27,547
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	5,721	5,751
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	130,134	125,836
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	25,587	25,249
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[7]	11,885	10,879
	Freddie Mac Pool #SD8413 4.00% 2/1/2054[7]	22,785	20,856
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	12,411	12,245
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,722	1,704
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,308	1,292
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[7]	1,005	920
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[7]	16,539	16,370
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[7]	7,984	7,892
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]	3,077	3,045
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]	690	632
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	460	455
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]	1,810	1,821
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	1,260	1,270
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	766	758
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	225	227
	Freddie Mac, Series T041, Class 3A, 4.336% 7/25/2032[7,8]	160	150
	Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[7]	11,374	11,629
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,296	2,105
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	983	907
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,513	4,117
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	4,378	4,010
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	820	728
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	681	609
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,456	1,372
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,749	1,540

American Funds Insurance Series	92

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	USD7,854	$7,296
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,595	4,149
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,821	1,712
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,584	3,402
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,290
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,254	2,082
	Government National Mortgage Assn. 2.50% 7/1/2054[7,9]	14,000	11,770
	Government National Mortgage Assn. 3.00% 7/1/2054[7,9]	32,663	28,462
	Government National Mortgage Assn. 4.00% 7/1/2054[7,9]	14,285	13,202
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	421	392
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	283	273
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	168	162
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	7,236	5,868
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	72,466	58,755
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,469	1,416
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	406	391
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	152	128
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	13,059	10,983
	Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	142	128
	Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	924	777
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	697	626
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	1,585	1,466
	Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	32,854	29,510
	Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,386	2,008
	Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	2,081	1,752
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	3,153	2,999
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	29,544	28,103
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,065	1,539
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[7,9]	638	576
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,9]	111,474	87,202
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[7,9]	210,980	172,303
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[7,9]	46,540	39,596
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[7,9]	101,292	89,659
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[7,9]	59,638	54,575
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,9]	62,783	59,195
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,9]	16,500	15,948
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,9]	57,079	56,300
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,9]	42,142	42,265
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,9]	114,534	116,583
	Uniform Mortgage-Backed Security 2.50% 8/1/2054[7,9]	104,050	85,065
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[7,9]	20,104	17,120
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[7,9]	27,000	23,903
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[7,9]	35,000	33,008
	Uniform Mortgage-Backed Security 5.00% 8/1/2054[7,9]	9,000	8,698
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,9]	58,728	58,873
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,9]	18,304	18,620
			2,268,656

Commercial mortgage-backed securities 0.53%
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	5,368	5,573
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	905
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,483
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	943
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,479

93	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.771% 4/15/2029[5,7,8]	USD6,164	$6,177
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.032% 9/15/2034[5,7,8]	5,711	5,633
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,7,8]	4,505	4,452
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,7,8]	7,968	7,875
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[5,7,8]	5,968	5,889
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[5,7,8]	6,609	6,539
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[5,7,8]	1,193	1,179
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[5,7,8]	1,078	1,064
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[5,7,8]	4,955	4,901
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[5,7,8]	6,334	6,264
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,8]	3,606	3,614
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[7]	42	42
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	4,735	4,660
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	322	318
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,7]	3,677	3,774
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[5,7,8]	1,429	1,424
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[5,7,8]	1,304	1,300
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[5,7,8]	1,363	1,361
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,7]	3,795	3,104
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 7.02% 5/15/2041[5,7,8]	9,264	9,275
	GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,7,8]	1,355	1,321
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,119
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,7]	1,698	1,519
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,7]	578	484
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,7,8]	100	81
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.85% 10/15/2038[5,7,8]	1,326	1,323
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,7]	13,772	12,258
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[5,7,8]	3,314	3,289
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	192	190
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]	107	107
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[5,7,8]	4,424	4,409
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,7]	2,194	1,794

American Funds Insurance Series	94

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[5,7,8]	USD4,601	$4,561
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.329% 1/15/2039[5,7,8]	10,709	10,584
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.118% 11/15/2027[5,7,8]	6,379	6,402
			141,669

Collateralized mortgage-backed obligations (privately originated) 0.16%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,7,8]	836	720
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[5,7,8]	740	734
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,7]	3,693	3,495
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	133	127
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,7]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,7]	5,901	6,403
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.75% 10/25/2027[7,8]	56	56
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[5,7,8]	612	620
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.585% 5/25/2044[5,7,8]	4,467	4,487
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,7]	3,958	3,637
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	261	251
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[5,7,8]	4,040	4,039
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,7,10]	3,695	3,733
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,7,10]	5,045	4,924
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,7]	2,446	2,260
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,7]	2,899	2,735
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,7,10]	2,875	2,882
			43,181
	Total mortgage-backed obligations		2,453,506
U.S. Treasury bonds & notes 6.04%
U.S. Treasury 5.91%
	U.S. Treasury 4.25% 9/30/2024	880	878
	U.S. Treasury 1.00% 12/15/2024	10,725	10,520
	U.S. Treasury 3.875% 4/30/2025	4,250	4,204
	U.S. Treasury 4.625% 6/30/2025	160,260	159,496
	U.S. Treasury 4.75% 7/31/2025	71,532	71,283
	U.S. Treasury 5.00% 10/31/2025	2,418	2,418
	U.S. Treasury 4.875% 11/30/2025	12,250	12,237
	U.S. Treasury 4.25% 1/31/2026	1,813	1,796
	U.S. Treasury 0.50% 2/28/2026	42,515	39,590
	U.S. Treasury 4.625% 2/28/2026	2,096	2,088
	U.S. Treasury 3.625% 5/15/2026	1,195	1,171
	U.S. Treasury 4.625% 6/30/2026	13,850	13,824
	U.S. Treasury 0.75% 8/31/2026	52	48
	U.S. Treasury 0.875% 9/30/2026	565	520
	U.S. Treasury 1.125% 10/31/2026	471	435
	U.S. Treasury 4.625% 11/15/2026	7,985	7,982
	U.S. Treasury 4.00% 1/15/2027	8,825	8,697
	U.S. Treasury 4.125% 2/15/2027	1,404	1,388
	U.S. Treasury 1.125% 2/28/2027	762	697

95	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.375% 5/15/2027	USD880	$829
	U.S. Treasury 2.625% 5/31/2027	96,250	91,282
	U.S. Treasury 4.625% 6/15/2027	924	927
	U.S. Treasury 0.50% 6/30/2027	36,300	32,259
	U.S. Treasury 4.125% 9/30/2027	90,000	88,998
	U.S. Treasury 4.00% 2/29/2028	46,200	45,494
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,415
	U.S. Treasury 1.25% 9/30/2028	3,142	2,761
	U.S. Treasury 4.00% 1/31/2029	127,369	125,386
	U.S. Treasury 2.875% 4/30/2029	50,000	46,759
	U.S. Treasury 4.25% 6/30/2029	48,480	48,260
	U.S. Treasury 1.50% 2/15/2030	16,651	14,291
	U.S. Treasury 4.00% 2/28/2030	1,598	1,569
	U.S. Treasury 0.625% 5/15/2030	20,225	16,344
	U.S. Treasury 4.00% 7/31/2030	8,160	8,003
	U.S. Treasury 4.875% 10/31/2030	50,765	52,199
	U.S. Treasury 4.25% 6/30/2031	31,288	31,180
	U.S. Treasury 2.875% 5/15/2032	50,000	45,041
	U.S. Treasury 4.125% 11/15/2032	723	711
	U.S. Treasury 3.50% 2/15/2033	29,540	27,682
	U.S. Treasury 3.875% 8/15/2033	136,086	130,930
	U.S. Treasury 4.375% 5/15/2034	46,050	46,068
	U.S. Treasury 1.125% 5/15/2040[11]	37,775	23,257
	U.S. Treasury 1.375% 11/15/2040	17,695	11,171
	U.S. Treasury 1.75% 8/15/2041	37,854	25,020
	U.S. Treasury 2.00% 11/15/2041	1,181	812
	U.S. Treasury 4.625% 5/15/2044	43,595	43,512
	U.S. Treasury 2.50% 2/15/2046	3,755	2,647
	U.S. Treasury 3.00% 5/15/2047	9,355	7,158
	U.S. Treasury 3.00% 2/15/2048	336	256
	U.S. Treasury 1.375% 8/15/2050[11]	12,500	6,400
	U.S. Treasury 2.25% 2/15/2052	72,025	45,906
	U.S. Treasury 4.00% 11/15/2052	8,369	7,627
	U.S. Treasury 3.625% 2/15/2053[11]	125,000	106,394
	U.S. Treasury 3.625% 5/15/2053	22,676	19,306
	U.S. Treasury 4.25% 2/15/2054[11]	95,597	91,068
			1,592,204

U.S. Treasury inflation-protected securities 0.13%
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	26,473	25,939
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	4,891	4,770
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	4,108	3,974
			34,683
	Total U.S. Treasury bonds & notes		1,626,887
Corporate bonds, notes & loans 5.90%
Financials 1.47%
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	5,092
	AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,377
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,113
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,10]	4,250	4,343
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	1,969
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,150
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,315
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	4,810	4,859
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	2,686	2,864
	American International Group, Inc. 5.125% 3/27/2033	2,937	2,895
	AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,256
	Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,206

American Funds Insurance Series	96

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Banco Santander, SA 2.746% 5/28/2025	USD1,200	$1,169
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,390
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	2,428	2,153
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	2,250	2,237
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	2,098	2,095
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	1,000	818
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	4,535	4,490
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	8,050	8,045
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]	3,477	3,457
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	484
	Block, Inc. 3.50% 6/1/2031	2,325	2,007
	Blue Owl Capital Corp. 4.00% 3/30/2025	102	100
	Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,216
	Blue Owl Capital Corp. II 4.625% 11/26/2024[5]	512	509
	Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,306
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,380
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,630	1,594
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,10]	3,062	2,847
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,10]	2,829	2,470
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,10]	281	280
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,200
	BPCE SA 5.15% 7/21/2024[5]	3,710	3,707
	BPCE SA 1.00% 1/20/2026[5]	500	467
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,10]	271	269
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,10]	8,125	8,096
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,10]	1,450	1,474
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,10]	4,375	4,358
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	4,609	4,638
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	3,370	3,263
	Chubb INA Holdings, LLC 3.35% 5/3/2026	880	852
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,183
	Chubb INA Holdings, LLC 4.35% 11/3/2045	400	346
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	8,000	7,998
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	6,275	6,240
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	3,254	2,899
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	1,475	1,501
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[10]	4,250	4,395
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,300
	Coinbase Global, Inc. 3.375% 10/1/2028[5]	4,875	4,184
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,230	4,198
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	779
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	648
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,431
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	631
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	875
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	582
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	314
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	167
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	385
	Crédit Agricole SA 4.375% 3/17/2025[5]	850	840
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	6,650	6,151
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]	1,109	1,108
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,250	2,323
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	750	780
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	300	264
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,10]	7,750	7,775
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	217

97	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Fiserv, Inc. 3.50% 7/1/2029	USD471	$436
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,138
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	2,198	2,030
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	4,000	3,732
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	390	370
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	2,323	1,954
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	2,000	1,480
	Hightower Holding, LLC 6.75% 4/15/2029[5]	870	815
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]	625	618
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	1,436	1,202
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	400	333
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	770	802
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	5,839	5,873
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	537	562
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,270
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/ 2032)[5,10]	4,600	5,076
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,10]	3,621	3,786
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	2,975	2,772
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	1,066	1,060
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	4,000	3,903
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	3,740	3,703
	JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	4,250	4,392
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	4,750	4,826
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	4,411	4,394
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]	4,250	4,362
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,222	1,141
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	358
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	800	743
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	10,155	10,120
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,667
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	644
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	573
	Mastercard, Inc. 4.85% 3/9/2033	4,258	4,241
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,581
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	2,450	2,427
	Morgan Stanley 3.125% 7/27/2026	325	311
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	425	423
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	4,458	4,445
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	4,150	4,176
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[10]	2,500	2,462
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,944
	Nasdaq, Inc. 5.55% 2/15/2034	4,870	4,879
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,630	1,641
	Navient Corp. 6.75% 6/15/2026	300	302
	Navient Corp. 5.50% 3/15/2029	10,330	9,441
	Navient Corp. 11.50% 3/15/2031	4,860	5,358
	New York Life Global Funding 2.35% 7/14/2026[5]	590	559
	New York Life Global Funding 4.55% 1/28/2033[5]	1,263	1,202
	Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,308
	OneMain Finance Corp. 3.875% 9/15/2028	756	679
	OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,647
	Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,494
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,803

American Funds Insurance Series	98

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Oxford Finance, LLC 6.375% 2/1/2027[5]	USD1,125	$1,085
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	627
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	531
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	380
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	359
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	530
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,117
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,798
	Prudential Financial, Inc. 3.70% 3/13/2051	755	548
	Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	1,972
	Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,366
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,525
	Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,393
	Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	425	430
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,10]	1,000	966
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,088
	Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,224
	Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,321
	Travelers Companies, Inc. 4.00% 5/30/2047	860	693
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	1,677	1,781
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[8,13]	4,160	4,252
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,776
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,10]	1,568	1,558
	UBS Group AG 4.125% 9/24/2025[5]	2,750	2,698
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,10]	1,250	1,208
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,10,14]	800	755
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,10]	3,575	3,569
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[5,10]	3,075	3,073
	UniCredit SpA 4.625% 4/12/2027[5]	625	610
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	8,000	7,828
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	7,025	7,087
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	369
	Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	7,225	7,499
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	3,750	3,999
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	3,000	2,942
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	3,325	2,749
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,052
			395,540

Health care 0.64%
	AdaptHealth, LLC 6.125% 8/1/2028[5]	645	616
	AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,727
	AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	884
	Amgen, Inc. 5.25% 3/2/2030	1,244	1,254
	Amgen, Inc. 5.25% 3/2/2033	2,500	2,494
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,479
	Amgen, Inc. 5.65% 3/2/2053	378	373
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,349
	Amgen, Inc. 5.75% 3/2/2063	258	253
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,660
	AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,846
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	627
	AstraZeneca Finance, LLC 5.00% 2/26/2034	5,800	5,770

99	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	AstraZeneca PLC 3.375% 11/16/2025	USD1,140	$1,112
	Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	5,851
	Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	7,450	5,584
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[8,13]	987	902
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,981
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,345
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,804
	Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,113
	Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,525
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,361
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	3,750	3,744
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,807
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	824
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,493
	Centene Corp. 4.25% 12/15/2027	565	540
	Centene Corp. 4.625% 12/15/2029	1,265	1,197
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,563
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	4,325	3,570
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,793
	CVS Health Corp. 5.40% 6/1/2029	4,144	4,150
	CVS Health Corp. 5.55% 6/1/2031	3,039	3,043
	CVS Health Corp. 5.70% 6/1/2034	4,053	4,044
	Elevance Health, Inc. 2.375% 1/15/2025	818	804
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,406
	Elevance Health, Inc. 4.75% 2/15/2033	811	784
	Elevance Health, Inc. 5.125% 2/15/2053	344	317
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,273
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[8,13]	2,575	2,573
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,663
	HCA, Inc. 3.375% 3/15/2029	804	739
	HCA, Inc. 3.625% 3/15/2032	1,000	881
	HCA, Inc. 4.375% 3/15/2042	1,500	1,234
	HCA, Inc. 4.625% 3/15/2052	1,450	1,171
	Humana, Inc. 5.375% 4/15/2031	3,194	3,178
	Humana, Inc. 5.75% 4/15/2054	1,517	1,463
	Jazz Securities DAC 4.375% 1/15/2029[5]	1,975	1,835
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,163
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,847
	Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,579
	Molina Healthcare, Inc. 3.875% 5/15/2032[5]	3,855	3,344
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,511
	Novartis Capital Corp. 1.75% 2/14/2025	500	489
	Novartis Capital Corp. 2.00% 2/14/2027	636	592
	Owens & Minor, Inc. 4.50% 3/31/2029[5]	5,065	4,373
	Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,361
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[5,15]	3,199	3,003
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[8,13,15]	3,351	3,188
	Summa Health 3.511% 11/15/2051	1,655	1,208
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,560	1,454
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	16,940	15,912
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,549
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	2,625	1,836
			173,408

American Funds Insurance Series	100

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Communication services 0.63%
	AT&T, Inc. 3.50% 9/15/2053	USD5,140	$3,492
	CCO Holdings, LLC 4.75% 3/1/2030[5]	2,658	2,304
	CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	2,966
	CCO Holdings, LLC 4.25% 2/1/2031[5]	4,286	3,503
	CCO Holdings, LLC 4.75% 2/1/2032[5]	2,150	1,762
	CCO Holdings, LLC 4.50% 5/1/2032	6,268	5,053
	CCO Holdings, LLC 4.50% 6/1/2033[5]	157	124
	CCO Holdings, LLC 4.25% 1/15/2034[5]	116	88
	Charter Communications Operating, LLC 4.908% 7/23/2025	116	115
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	2,945
	Comcast Corp. 2.35% 1/15/2027	4,000	3,746
	Comcast Corp. 4.80% 5/15/2033	2,416	2,353
	Comcast Corp. 5.65% 6/1/2054	2,281	2,279
	Connect Finco SARL 6.75% 10/1/2026[5]	3,800	3,671
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[8,13]	2,693	2,595
	DIRECTV Financing, LLC 5.875% 8/15/2027[5]	3,655	3,441
	DIRECTV Financing, LLC 8.875% 2/1/2030[5]	925	906
	DISH DBS Corp. 5.875% 11/15/2024	7,055	6,705
	DISH Network Corp. 11.75% 11/15/2027[5]	5,000	4,907
	Embarq Corp. 7.995% 6/1/2036	7,409	973
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	7,210	6,800
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	4,400	4,040
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	3,850	3,358
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	2,900	2,527
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,135
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	1,000	1,031
	Gray Television, Inc. 7.00% 5/15/2027[5]	1,969	1,815
	Gray Television, Inc. 10.50% 7/15/2029[5]	4,805	4,836
	Gray Television, Inc. 4.75% 10/15/2030[5]	1,850	1,112
	Gray Television, Inc. 5.375% 11/15/2031[5]	7,010	3,979
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	5,516	5,146
	Ligado Networks, LLC 15.50% PIK 11/1/2023[5,15,16]	5,838	861
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,13,15,16]	571	542
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]	3,205	2,963
	Netflix, Inc. 5.875% 11/15/2028	1,313	1,353
	Netflix, Inc. 5.375% 11/15/2029[5]	20	20
	Nexstar Media, Inc. 4.75% 11/1/2028[5]	3,950	3,515
	SBA Tower Trust 1.631% 11/15/2026[5]	8,707	7,914
	Scripps Escrow II, Inc. 3.875% 1/15/2029[5]	2,325	1,622
	Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	3,575	3,233
	Sirius XM Radio, Inc. 4.125% 7/1/2030[5]	2,272	1,942
	Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	6,252	5,108
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,219
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	486
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	470
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	292
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,906
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,947
	T-Mobile USA, Inc. 5.75% 1/15/2054	3,550	3,536
	T-Mobile USA, Inc. 6.00% 6/15/2054	3,116	3,225
	T-Mobile USA, Inc. 5.50% 1/15/2055	2,051	1,979
	Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,037
	Univision Communications, Inc. 8.00% 8/15/2028[5]	300	293
	Univision Communications, Inc. 4.50% 5/1/2029[5]	5,300	4,460
	Univision Communications, Inc. 7.375% 6/30/2030[5]	725	675
	Verizon Communications, Inc. 2.55% 3/21/2031	410	348
	Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,408
	Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,919
	Verizon Communications, Inc. 2.875% 11/20/2050	671	422
	Verizon Communications, Inc. 5.50% 2/23/2054	272	266

101	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Verizon Communications, Inc. 2.987% 10/30/2056	USD1,343	$823
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	4,525	3,762
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,398
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,749
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	967
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,325
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,169
			168,861

Energy 0.60%
	Antero Midstream Partners, LP 5.375% 6/15/2029[5]	2,170	2,105
	Antero Resources Corp. 7.625% 2/1/2029[5]	955	984
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[5]	2,000	2,003
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,242
	Baytex Energy Corp. 8.50% 4/30/2030[5]	225	235
	Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	309
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,335	3,495
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	419
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	926
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,359
	Chesapeake Energy Corp. 5.875% 2/1/2029[5]	2,240	2,219
	Chesapeake Energy Corp. 4.875% 4/15/2032[16]	7,225	151
	CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,141
	Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	468
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	1,705	1,789
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	563
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	788
	CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	952
	CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,620
	CNX Resources Corp. 7.375% 1/15/2031[5]	553	566
	CNX Resources Corp. 7.25% 3/1/2032[5]	505	515
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	450	419
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	964
	Constellation Oil Services Holding SA 13.50% 6/30/2025[2,5]	852	852
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[15]	445	367
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	495	505
	Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	604
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	515
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,085
	Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,087
	Enbridge, Inc. 2.50% 1/15/2025	300	295
	Enbridge, Inc. 3.70% 7/15/2027	62	59
	Enbridge, Inc. 6.70% 11/15/2053	3,732	4,078
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	412
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,465
	Energy Transfer, LP 5.60% 9/1/2034	2,133	2,120
	Energy Transfer, LP 6.05% 9/1/2054	1,182	1,166
	Eni SpA 5.95% 5/15/2054[5]	831	817
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,511
	Enterprise Products Operating, LLC 4.90% 5/15/2046	500	451
	EQM Midstream Partners, LP 5.50% 7/15/2028	1,463	1,442
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	686
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,530
	Equinor ASA 3.25% 11/10/2024	2,850	2,825
	Equinor ASA 4.25% 11/23/2041	2,000	1,750
	Exxon Mobil Corp. 2.019% 8/16/2024	643	640
	Exxon Mobil Corp. 2.44% 8/16/2029	213	190
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,720
	Genesis Energy, LP 7.75% 2/1/2028	470	475
	Genesis Energy, LP 8.25% 1/15/2029	720	744

American Funds Insurance Series	102

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Genesis Energy, LP 8.875% 4/15/2030	USD934	$983
	Genesis Energy, LP 7.875% 5/15/2032	1,195	1,207
	Global Partners, LP 8.25% 1/15/2032[5]	310	319
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	864
	Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	396
	Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,604
	Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	882
	Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	387
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	350	338
	Hilcorp Energy I, LP 6.00% 2/1/2031[5]	460	441
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	925	986
	Jonah Energy, LLC 12.00% 11/5/2025[2]	707	707
	Kinder Morgan, Inc. 5.00% 2/1/2029	7,261	7,182
	Kinder Morgan, Inc. 5.40% 2/1/2034	9,069	8,934
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,140
	Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	220	226
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	983
	Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,326
	MPLX, LP 4.125% 3/1/2027	500	486
	MPLX, LP 2.65% 8/15/2030	4,273	3,684
	MPLX, LP 4.50% 4/15/2038	750	654
	MPLX, LP 4.70% 4/15/2048	1,101	907
	Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,809
	Nabors Industries, Ltd. 7.25% 1/15/2026[5]	750	761
	New Fortress Energy, Inc. 6.75% 9/15/2025[5]	947	920
	New Fortress Energy, Inc. 6.50% 9/30/2026[5]	6,840	6,298
	New Fortress Energy, Inc. 8.75% 3/15/2029[5]	1,115	1,019
	Noble Finance II, LLC 8.00% 4/15/2030[5]	175	182
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	605	636
	ONEOK, Inc. 5.55% 11/1/2026	989	993
	ONEOK, Inc. 5.65% 11/1/2028	1,279	1,299
	ONEOK, Inc. 5.80% 11/1/2030	384	393
	ONEOK, Inc. 6.05% 9/1/2033	2,355	2,426
	ONEOK, Inc. 6.625% 9/1/2053	2,250	2,403
	Parkland Corp. 4.625% 5/1/2030[5]	1,035	945
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	1,003
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,048
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,744
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	103
	Range Resources Corp. 4.75% 2/15/2030[5]	186	175
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,534
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,880
	Southwestern Energy Co. 4.75% 2/1/2032	960	884
	Sunoco, LP 7.00% 9/15/2028[5]	1,675	1,718
	Sunoco, LP 4.50% 5/15/2029	1,050	983
	Sunoco, LP 4.50% 4/30/2030	1,255	1,162
	Talos Production, Inc. 9.375% 2/1/2031[5]	170	180
	TotalEnergies Capital SA 5.15% 4/5/2034	3,003	3,005
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,054
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	564
	Valero Energy Corp. 4.00% 4/1/2029	4,000	3,808
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	939
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	754
	Venture Global LNG, Inc. 8.375% 6/1/2031[5]	3,905	4,053
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	8,825	9,152
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	992
	Williams Companies, Inc. 5.15% 3/15/2034	2,202	2,149
			161,233

103	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer discretionary 0.52%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	USD813	$735
	Advance Auto Parts, Inc. 3.50% 3/15/2032	458	389
	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	414
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	707
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	170
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	1,200	1,241
	American Honda Finance Corp. 3.50% 2/15/2028	750	714
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	1,957
	Carnival Corp. 5.75% 3/1/2027[5]	1,850	1,829
	Carnival Corp. 4.00% 8/1/2028[5]	1,675	1,574
	Carnival Corp. 6.00% 5/1/2029[5]	775	766
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[5]	1,783	1,774
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	450	431
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	603
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,203
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,635
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,058
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,263
	Ford Motor Co. 4.75% 1/15/2043	4,354	3,524
	Ford Motor Co. 5.291% 12/8/2046	2,256	1,976
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,182
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,135	6,116
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,750	3,947
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,711
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,507
	Gap, Inc. 3.625% 10/1/2029[5]	486	421
	Gap, Inc. 3.875% 10/1/2031[5]	323	270
	Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,643
	Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,704
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,689
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,341
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,633
	Home Depot, Inc. 3.90% 12/6/2028	825	797
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,076
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,443
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,684
	Home Depot, Inc. 4.50% 12/6/2048	428	371
	Hyundai Capital America 1.50% 6/15/2026[5]	850	788
	Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,353
	Hyundai Capital America 5.275% 6/24/2027[5]	10,500	10,457
	Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,353
	Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,703
	Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,099
	International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,367
	KB Home 7.25% 7/15/2030	1,295	1,336
	Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	825
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	590	552
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,410
	Light and Wonder International, Inc. 7.00% 5/15/2028[5]	750	754
	Light and Wonder International, Inc. 7.25% 11/15/2029[5]	2,240	2,289
	Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	775	766
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,607
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	1,025	914
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,195
	Marriott International, Inc. 2.75% 10/15/2033	2,500	2,019
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	570
	McDonald’s Corp. 4.60% 9/9/2032	716	692
	McDonald’s Corp. 4.95% 8/14/2033	559	551
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,603
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,502
	NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,420

American Funds Insurance Series	104

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	NCL Corp., Ltd. 7.75% 2/15/2029[5]	USD1,375	$1,431
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[5]	1,345	1,330
	Newell Brands Inc. 6.625% 9/15/2029	1,850	1,817
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,15]	1,277	1,233
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,243
	RHP Hotel Properties, LP 4.50% 2/15/2029[5]	1,300	1,220
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	1,795	1,769
	Sands China, Ltd. 2.30% 3/8/2027	2,075	1,892
	Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,035	2,743
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	1,325	1,168
	Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,005
	Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,533
	Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	927	767
	Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	635	664
	Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	850	768
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	402
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,313
	Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,936
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,801
			139,658

Industrials 0.42%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	670	665
	Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,024
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	986
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	32
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,244
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	1,665	1,651
	BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,389
	BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,657
	BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,748
	BAE Systems PLC 5.50% 3/26/2054[5]	599	586
	Boeing Co. 4.875% 5/1/2025	946	936
	Boeing Co. 3.10% 5/1/2026	251	238
	Boeing Co. 3.25% 2/1/2028	2,000	1,832
	Boeing Co. 5.15% 5/1/2030	945	908
	Boeing Co. 3.625% 2/1/2031	178	156
	Boeing Co. 6.388% 5/1/2031[5]	227	231
	Boeing Co. 3.60% 5/1/2034	2,500	2,012
	Boeing Co. 6.528% 5/1/2034[5]	4,274	4,378
	Boeing Co. 5.805% 5/1/2050	3,380	3,048
	Boeing Co. 6.858% 5/1/2054[5]	520	534
	Bombardier, Inc. 7.125% 6/15/2026[5]	473	480
	Bombardier, Inc. 7.875% 4/15/2027[5]	1,021	1,024
	Brink’s Co. (The) 6.50% 6/15/2029[5]	485	491
	Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,290
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,278
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	551
	Carrier Global Corp. 6.20% 3/15/2054	328	352
	Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,394
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	590	549
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	520	483
	CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,519
	CSX Corp. 4.25% 3/15/2029	1,062	1,030
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	660	670
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,629
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,113
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,306
	L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,518
	L3Harris Technologies, Inc. 5.60% 7/31/2053	3,945	3,916

105	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Lockheed Martin Corp. 5.10% 11/15/2027	USD951	$958
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,863
	Lockheed Martin Corp. 5.25% 1/15/2033	1,602	1,629
	Lockheed Martin Corp. 4.75% 2/15/2034	4,337	4,225
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	1,904
	Masco Corp. 1.50% 2/15/2028	774	679
	Masco Corp. 2.00% 2/15/2031	497	405
	Masco Corp. 3.125% 2/15/2051	230	149
	Norfolk Southern Corp. 4.45% 3/1/2033	654	617
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,787
	Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,947
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,794
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,293
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,980
	Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	946
	RTX Corp. 5.15% 2/27/2033	2,669	2,642
	RTX Corp. 5.375% 2/27/2053	3,950	3,755
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,382	2,568
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	2,720	3,004
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,162
	TransDigm, Inc. 6.625% 3/1/2032[5]	1,625	1,643
	Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,709
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,114
	Union Pacific Corp. 2.95% 3/10/2052	1,000	644
	Union Pacific Corp. 3.839% 3/20/2060	546	402
	Union Pacific Corp. 3.799% 4/6/2071	545	384
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,487
	United Rentals (North America), Inc. 3.75% 1/15/2032	215	187
	XPO, Inc. 7.125% 6/1/2031[5]	800	818
			114,543

Real estate 0.42%
	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	306
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,169
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,706
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,165
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,082
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	347
	American Tower Corp. 1.45% 9/15/2026	2,369	2,175
	American Tower Corp. 3.55% 7/15/2027	1,425	1,353
	American Tower Corp. 3.60% 1/15/2028	1,000	944
	American Tower Corp. 1.50% 1/31/2028	2,500	2,193
	American Tower Corp. 2.30% 9/15/2031	1,500	1,224
	American Tower Corp. 2.95% 1/15/2051	2,000	1,252
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	1,874
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,617
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,262
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,235	3,231
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,711
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,104
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,259
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	349
	Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,450	1,380
	Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,340	2,095
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,520	3,034
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,907
	Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,601
	Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,394
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,464
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,520	2,094

American Funds Insurance Series	106

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	USD2,260	$1,850
	Kilroy Realty, LP 6.25% 1/15/2036	1,468	1,395
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[5]	3,842	3,643
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[5]	2,295	2,122
	MPT Operating Partnership, LP 5.25% 8/1/2026	130	118
	MPT Operating Partnership, LP 5.00% 10/15/2027	7,152	5,913
	MPT Operating Partnership, LP 4.625% 8/1/2029	130	95
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,140
	Prologis, LP 4.875% 6/15/2028	2,357	2,346
	Prologis, LP 4.75% 6/15/2033	4,359	4,205
	Prologis, LP 5.125% 1/15/2034	2,000	1,977
	Prologis, LP 5.00% 3/15/2034	4,095	4,007
	Prologis, LP 5.25% 6/15/2053	1,365	1,289
	Prologis, LP 5.25% 3/15/2054	615	582
	Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,216
	Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,787
	Public Storage Operating Co. 2.30% 5/1/2031	719	605
	RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	1,240	1,097
	Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,033
	Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	971
	Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,330
	Service Properties Trust 5.25% 2/15/2026	510	494
	Service Properties Trust 4.75% 10/1/2026	1,635	1,533
	Service Properties Trust 4.95% 2/15/2027	1,540	1,401
	Service Properties Trust 5.50% 12/15/2027	655	609
	Service Properties Trust 3.95% 1/15/2028	1,270	1,065
	Service Properties Trust 8.375% 6/15/2029	3,028	2,979
	Service Properties Trust 4.95% 10/1/2029	270	205
	Service Properties Trust 8.625% 11/15/2031[5]	775	809
	Service Properties Trust 8.875% 6/15/2032	2,078	1,940
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,623
	Sun Communities Operating, LP 2.70% 7/15/2031	876	724
	UDR, Inc. 2.95% 9/1/2026	760	721
			113,116

Information technology 0.41%
	Adobe, Inc. 1.90% 2/1/2025	366	358
	Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,276
	Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,721
	Broadcom, Inc. 3.469% 4/15/2034[5]	193	165
	Cisco Systems, Inc. 4.85% 2/26/2029	1,388	1,388
	Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,014
	Cisco Systems, Inc. 5.05% 2/26/2034	112	112
	Cisco Systems, Inc. 5.30% 2/26/2054	1,784	1,749
	Cisco Systems, Inc. 5.35% 2/26/2064	1,812	1,765
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,922
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	750	728
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,034
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[8,13]	5,175	5,177
	CommScope Technologies, LLC 6.00% 6/15/2025[5]	4,750	3,876
	CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	1,892
	CommScope, Inc. 6.00% 3/1/2026[5]	5,865	5,154
	CommScope, Inc. 8.25% 3/1/2027[5]	967	460
	CommScope, Inc. 7.125% 7/1/2028[5]	908	377
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[8,13]	4,645	4,195
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[5,8,13]	17,116	17,733

107	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,8,13]	USD2,640	$2,654
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[3,8,13]	29	29
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,054
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	3,974
	Intel Corp. 5.20% 2/10/2033	2,625	2,622
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,463
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,258
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	571
	Microchip Technology, Inc. 5.05% 3/15/2029	4,750	4,713
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,271
	NCR Atleos Corp. 9.50% 4/1/2029[5]	5,144	5,564
	NCR Voyix Corp. 5.125% 4/15/2029[5]	1,650	1,555
	Synaptics, Inc. 4.00% 6/15/2029[5]	875	794
	Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,467
	Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,331
	Unisys Corp. 6.875% 11/1/2027[5]	725	637
	Viasat, Inc. 5.625% 9/15/2025[5]	1,525	1,481
	Viasat, Inc. 5.625% 4/15/2027[5]	2,475	2,217
	Viasat, Inc. 6.50% 7/15/2028[5]	1,275	967
	Viasat, Inc. 7.50% 5/30/2031[5]	6,147	4,091
	Viavi Solutions, Inc. 3.75% 10/1/2029[5]	725	613
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,10]	1,005	978
			109,400

Materials 0.33%
	ATI, Inc. 4.875% 10/1/2029	710	665
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[5]	855	872
	Ball Corp. 3.125% 9/15/2031	3,520	2,980
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]	935	839
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,554
	Celanese US Holdings, LLC 6.55% 11/15/2030	2,791	2,918
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,806	1,899
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,392
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	2,525	2,393
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,254
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	687
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	1,570	1,554
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,683
	CVR Partners, LP 6.125% 6/15/2028[5]	925	890
	Dow Chemical Co. (The) 4.80% 5/15/2049	485	414
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	823
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	7,545	7,379
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,618
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,487
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,171
	INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	1,991
	INEOS Finance PLC 7.50% 4/15/2029[5]	805	814
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	4,824
	Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	2,495	2,337
	Linde, Inc. 1.10% 8/10/2030	2,938	2,369
	LSB Industries, Inc. 6.25% 10/15/2028[5]	1,560	1,506
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	1,013
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	904
	Methanex Corp. 5.125% 10/15/2027	6,305	6,086
	Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	993
	Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,581
	Mosaic Co. 4.05% 11/15/2027	1,050	1,008

American Funds Insurance Series	108

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	USD1,875	$1,655
	NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	819
	Novelis Corp. 3.875% 8/15/2031[5]	1,115	966
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	3,485	3,246
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	1,230	1,158
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[8,13,15]	556	562
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[8,13,15]	1,169	1,164
	Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,261
	Westlake Corp. 4.375% 11/15/2047	500	406
			88,162

Utilities 0.25%
	Ameren Corp. 2.50% 9/15/2024	969	962
	Calpine Corp. 3.75% 3/1/2031[5]	1,975	1,747
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	915
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	1,928
	Duke Energy Indiana, LLC 3.25% 10/1/2049	850	570
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	341
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	116
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	56
	EDP Finance BV 3.625% 7/15/2024[5]	4,100	4,096
	Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,113
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/ 2033)[5,10]	1,475	1,608
	Emera US Finance, LP 3.55% 6/15/2026	320	307
	Enel Américas SA 4.00% 10/25/2026	245	235
	Entergy Corp. 2.80% 6/15/2030	2,302	2,012
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	617
	MidAmerican Energy Co. 5.85% 9/15/2054	875	897
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	651
	Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	4,625	4,747
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	113
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,426
	Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,613
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	71
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	817
	PacifiCorp 5.30% 2/15/2031	3,953	3,942
	PacifiCorp 5.45% 2/15/2034	3,450	3,409
	PacifiCorp 4.125% 1/15/2049	3,500	2,675
	PacifiCorp 5.35% 12/1/2053	419	381
	PacifiCorp 5.80% 1/15/2055	2,075	2,011
	PG&E Corp. 5.00% 7/1/2028	3,750	3,612
	PG&E Corp. 5.25% 7/1/2030	3,400	3,250
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	410
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,681
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,999
	Southern California Edison Co. 5.45% 6/1/2031	2,500	2,519
	Southern California Edison Co. 5.20% 6/1/2034	2,522	2,464
	Southern California Edison Co. 5.75% 4/1/2035	675	689
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,974
	Southern California Edison Co. 4.00% 4/1/2047	264	202
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	987
			66,280

109	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 0.21%
	7-Eleven, Inc. 0.95% 2/10/2026[5]	USD825	$769
	7-Eleven, Inc. 1.30% 2/10/2028[5]	2,500	2,179
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,205
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	257
	BAT Capital Corp. 6.343% 8/2/2030	1,191	1,242
	BAT Capital Corp. 6.421% 8/2/2033	1,290	1,349
	BAT Capital Corp. 7.079% 8/2/2043	2,075	2,188
	BAT Capital Corp. 4.54% 8/15/2047	627	483
	Central Garden & Pet Co. 4.125% 4/30/2031[5]	1,395	1,232
	Coca-Cola Co. 1.00% 3/15/2028	940	825
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,067
	Constellation Brands, Inc. 3.60% 2/15/2028	625	593
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Coty, Inc. 4.75% 1/15/2029[5]	1,680	1,598
	J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,743
	J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,822
	J. M. Smucker Co. (The) 6.50% 11/15/2043	256	270
	J. M. Smucker Co. (The) 6.50% 11/15/2053	899	967
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[5]	965	988
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,008
	PepsiCo, Inc. 3.625% 3/19/2050	633	482
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,983
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,074
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,950
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,514
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,153
	Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,252
	Philip Morris International, Inc. 5.25% 2/13/2034	3,109	3,051
	Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,654
	Post Holdings, Inc. 6.25% 2/15/2032[5]	279	280
	Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	971
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,874
	Simmons Foods, Inc. 4.625% 3/1/2029[5]	560	493
	United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	452
			58,189
	Total corporate bonds, notes & loans		1,588,390
Asset-backed obligations 2.30%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,7]	167	165
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,7]	2,962	2,954
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]	2,788	2,791
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	12,228	12,012
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]	1,414	1,414
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,7]	20,244	19,232
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,7]	138	132
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,7]	11,617	10,736
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,7]	32,377	32,642
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	5,535	5,618
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.714% 2/20/2036[5,7,8]	7,810	7,822
	Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]	6,633	6,611
	Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[7]	10,137	10,150

American Funds Insurance Series	110

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,7]	USD282	$270
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,7]	2,756	2,766
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[7]	4,737	4,744
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]	1,259	1,259
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,7]	4,411	3,940
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,7]	283	264
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.556% 7/27/2030[5,7,8]	1,461	1,462
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]	5,140	4,873
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]	1,716	1,493
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,7]	6,034	5,531
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,7]	5,525	5,528
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,7]	5,646	5,653
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,7]	4,751	4,752
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[7]	10,475	10,387
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[7]	3,278	3,259
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]	4,553	4,551
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,7]	1,159	1,046
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,7]	4,344	3,917
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,7]	926	838
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,7]	1,286	1,144
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[7]	4,015	4,018
CPS Auto Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,7]	2,347	2,350
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,7]	1,958	1,983
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[7]	4,594	4,595
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[7]	3,457	3,470
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[5,7]	716	716
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,7]	1,279	1,279
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.57% 4/15/2028[5,7,8]	1,871	1,873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,7]	273	244
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,7]	960	963
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,7]	2,073	2,053
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,7]	1,856	1,838
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,7]	3,404	3,407
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]	4,430	4,452
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]	5,699	5,399
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[5,7]	648	649
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,7]	9,605	9,477
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,7]	8,861	8,665
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,7]	6,693	6,751
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,7,8]	15,000	14,898
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,7]	535	487
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,7]	215	193
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,7]	1,894	1,793
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]	7,977	7,394
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]	10,020	9,290
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,7]	3,284	2,945
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,7]	4,871	4,399
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,7]	385	342
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,774	1,773
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,7]	9,657	9,927
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]	2,372	2,359
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[5,7]	8,452	8,341
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[5,7]	634	625
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[5,7]	405	399
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,7]	8,089	7,861
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,7]	8,390	8,214

111	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	USD5,565	$5,085
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]	685	625
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]	429	390
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,7]	4,900	4,500
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,7]	4,960	4,711
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,7]	5,141	5,251
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]	417	417
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	4,913	4,915
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	1,141	1,137
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]	3,557	3,546
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]	3,229	3,222
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,7]	2,594	2,606
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[5,7,8]	4,553	4,559
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,7]	3,475	3,495
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[5,7]	3,854	3,398
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,7]	4,760	4,161
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,7]	5,599	5,042
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[5,7]	7,177	6,517
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]	4,079	3,698
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,7]	6,924	6,327
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,7]	23,051	20,565
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[5,7,8]	1,393	1,394
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.686% 7/20/2031[5,7,8]	2,114	2,119
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[5,7,8]	87	87
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.39% 10/15/2029[5,7,8]	4,624	4,628
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.99% 10/15/2029[5,7,8]	5,378	5,379
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,7]	5,912	5,902
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,547
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 5.347% 9/15/2039[5,7,8]	963	963
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 6.264% 9/15/2039[5,7]	962	965
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.53% 10/15/2030[5,7,8]	3,076	3,077
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[7]	451	450
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]	2,755	2,756
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]	1,458	1,460
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[7]	8,250	8,252
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]	738	735
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[7]	5,474	5,496
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,101
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,7]	3,601	3,598
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,7]	4,498	4,492
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,7]	974	975
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,7]	1,412	1,416
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,7]	3,573	3,580
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 6.173% 1/15/2053[5,7,8]	4,678	4,653
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,7]	3,070	2,749
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,7]	3,369	3,157
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,7]	3,811	3,520
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,7]	1,376	1,278
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,7]	1,108	1,027

American Funds Insurance Series	112

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Stratus Static CLO, Ltd., Series 2022-3, Class AR, (3-month USD CME Term SOFR + 1.30%) 6.618% 10/20/2031[5,7,8]	USD4,351	$4,357
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]	2,005	1,896
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	3,169	3,192
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]	1,445	1,320
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,7]	650	591
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,7]	794	704
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,7]	2,292	2,054
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,7]	6,229	6,222
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,7]	8,337	8,028
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,7,8]	7,257	6,769
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,241
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,028
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[5,7]	1,370	1,369
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]	8,714	7,813
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,7]	1,550	1,365
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,7]	1,363	1,369
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,422
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]	4,292	4,277
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]	7,481	7,394
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[7]	10,500	10,606
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,7]	8,981	8,901
Verizon Master Trust., Series 24-5, Class A, 5.832% 6/21/2032[5,7]	1,042	1,042
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]	519	519
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[5,7]	1,572	1,572
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,7]	3,504	3,508
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	794	791
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,7]	2,794	2,802
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,790
		619,173
Bonds & notes of governments & government agencies outside the U.S. 0.18%
Chile (Republic of) 4.85% 1/22/2029	4,500	4,453
CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,204
European Investment Bank 0.75% 10/26/2026	6,194	5,664
OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	3,941
OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,452
Panama (Republic of) 7.50% 3/1/2031	1,970	2,064
Panama (Republic of) 2.252% 9/29/2032	4,805	3,463
Panama (Republic of) 8.00% 3/1/2038	1,495	1,578
Panama (Republic of) 4.50% 1/19/2063	1,035	664
Peru (Republic of) 1.862% 12/1/2032	2,525	1,912
Peru (Republic of) 2.78% 12/1/2060	3,775	2,124
Qatar (State of) 4.00% 3/14/2029[5]	745	722
Qatar (State of) 4.817% 3/14/2049[5]	750	702
Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	5,071
United Mexican States 2.659% 5/24/2031	2,703	2,225
United Mexican States 3.50% 2/12/2034	1,790	1,459
United Mexican States 3.771% 5/24/2061	1,528	940
		46,638

113	American Funds Insurance Series

Asset Allocation Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Municipals 0.11%
California 0.02%
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD1,200	$1,128
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,529
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	414
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	912
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	1,975	1,803
			5,786

Florida 0.03%
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,844
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,550
			9,394

Guam 0.00%
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	203
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	258
			461

Illinois 0.02%
	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	4,105

Minnesota 0.00%
	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	5	5

Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,020	4,408

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,805	5,515
	Total municipals		29,674
	Total bonds, notes & other debt instruments (cost: $6,599,237,000)		6,364,268
Investment funds 5.29%		Shares
	Capital Group Central Corporate Bond Fund[17]	172,076,034	1,423,069
	Total Investment funds (cost: $1,622,158,000)		1,423,069
Short-term securities 6.61%
Money market investments 6.55%
	Capital Group Central Cash Fund 5.37%[17,18]	17,628,972	1,762,897

American Funds Insurance Series	114

Asset Allocation Fund (continued)
Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.06%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[18,19]	7,476,299	$7,476
Capital Group Central Cash Fund 5.37%[17,18,19]	70,379	7,038
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[18,19]	3,408,672	3,409
		17,923
Total short-term securities (cost: $1,780,720,000)		1,780,820
Total investment securities 103.85% (cost: $20,653,069,000)		27,963,365
Other assets less liabilities (3.85)%		(1,036,573)
Net assets 100.00%		$26,926,792
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	2,858	10/3/2024	USD583,657	$1,496
5 Year U.S. Treasury Note Futures	Long	5,850	10/3/2024	623,482	3,982
10 Year U.S. Treasury Note Futures	Long	1,102	9/30/2024	121,203	1,288
10 Year Ultra U.S. Treasury Note Futures	Short	1,991	9/30/2024	(226,041)	(1,574)
20 Year U.S. Treasury Bond Futures	Long	661	9/30/2024	78,205	907
30 Year Ultra U.S. Treasury Bond Futures	Short	1,099	9/30/2024	(137,753)	(2,316)
					$3,783
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.7325%	Annual	SOFR	Annual	5/7/2026	USD284,200	$448	$—	$448
4.7315%	Annual	SOFR	Annual	5/8/2026	USD146,300	232	—	232
4.741%	Annual	SOFR	Annual	5/10/2026	USD394,133	717	—	717
						$1,397	$—	$1,397

115	American Funds Insurance Series

Asset Allocation Fund (continued)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 6/30/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD17,902	$369	$397	$(28)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 5.29%
Capital Group Central Corporate Bond Fund	$1,406,015	$77,372	$24,780	$(3,560)	$(31,978)	$1,423,069	$31,228
Short-term securities 6.57%
Money market investments 6.55%
Capital Group Central Cash Fund 5.37%[18]	2,395,658	1,915,770	2,548,791	(56)	316	1,762,897	58,736
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.37%[18,19]	1,991	5,047 [22]				7,038	— [23]
Total short-term securities						1,769,935
Total 11.86%				$(3,616)	$(31,662)	$3,193,004	$89,964
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$18,138	.07%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	11,596.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[4,5]	9/13/2023	2,592	2,654.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[4,5]	9/13/2023-6/13/2024	29	29	.00 [6]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,10]	6/23/2023	977	978	.00 [24]
Total		$60,547	$33,395	.12%

American Funds Insurance Series	116

Asset Allocation Fund (continued)
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $33,395,000, which represented .12% of the net assets of the fund.

[4]
All or a portion of this security was on loan. The total value of all such securities was $19,113,000, which represented .07% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,265,872,000, which represented 4.70% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,690,000, which represented .07% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $45,566,000, which represented .17% of the net assets of the fund.

[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 6/30/2024.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity. Refer to Note 5 for more information on securities lending.
[23]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Agcy. = Agency
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

117	American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2024unaudited

Common stocks 64.24%		Shares	Value (000)
Information technology 12.12%
	Microsoft Corp.	28,427	$12,706
	Broadcom, Inc.	7,302	11,724
	Apple, Inc.	26,030	5,483
	Samsung Electronics Co., Ltd.	66,608	3,914
	Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	2,647
	Accenture PLC, Class A	8,352	2,534
	Texas Instruments, Inc.	11,952	2,325
	ServiceNow, Inc.[1]	2,161	1,700
	TDK Corp.	19,000	1,161
	GlobalWafers Co., Ltd.	40,000	662
	Intel Corp.	18,607	576
	SK hynix, Inc.	3,393	575
	Salesforce, Inc.	2,160	555
	NEC Corp.	6,400	523
	Seagate Technology Holdings PLC	3,768	389
			47,474

Health care 9.70%
	Sanofi	52,883	5,083
	Novo Nordisk AS, Class B	32,415	4,631
	Abbott Laboratories	39,946	4,151
	Gilead Sciences, Inc.	43,345	2,974
	AstraZeneca PLC	15,774	2,459
	UnitedHealth Group, Inc.	4,388	2,235
	Eli Lilly and Co.	2,262	2,048
	Vertex Pharmaceuticals, Inc.[1]	3,067	1,438
	DexCom, Inc.[1]	12,646	1,434
	Takeda Pharmaceutical Co., Ltd.	52,600	1,364
	Stryker Corp.	3,698	1,258
	Molina Healthcare, Inc.[1]	3,802	1,130
	AbbVie, Inc.	5,914	1,014
	Medtronic PLC	12,617	993
	Novartis AG	8,429	903
	Thermo Fisher Scientific, Inc.	1,632	903
	Eurofins Scientific SE, non-registered shares	18,109	900
	GE HealthCare Technologies, Inc.	10,463	815
	GSK PLC	31,883	615
	Danaher Corp.	2,261	565
	BioMarin Pharmaceutical, Inc.[1]	6,215	512
	Alnylam Pharmaceuticals, Inc.[1]	1,800	437
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,600	144
			38,006

Industrials 8.13%
	RTX Corp.	59,935	6,017
	Carrier Global Corp.	66,144	4,172
	General Dynamics Corp.	8,803	2,554
	Safran SA	11,352	2,388
	BAE Systems PLC	127,728	2,133
	General Electric Co.	10,592	1,684
	Siemens AG	8,055	1,498
	Daikin Industries, Ltd.	9,600	1,326
	Honeywell International, Inc.	6,018	1,285
	CSX Corp.	35,172	1,176
	Thales SA	7,136	1,147
	Airbus SE, non-registered shares	5,999	827
	Melrose Industries PLC	114,430	799
	Volvo AB, Class B	30,779	790
	Boeing Co.[1]	3,659	666
	Deutsche Post AG	14,691	594
	Rolls-Royce Holdings PLC[1]	93,431	540
	United Rentals, Inc.	795	514

American Funds Insurance Series	118

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	L3Harris Technologies, Inc.	2,038	$458
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	27,204	426
	Waste Management, Inc.	1,974	421
	Caterpillar, Inc.	1,194	398
	Recruit Holdings Co., Ltd.	500	27
	GE Vernova, Inc.[1]	— [2]	— [2]
			31,840

Financials 7.71%
	ING Groep NV	267,263	4,579
	B3 SA - Brasil, Bolsa, Balcao	1,815,653	3,326
	Banco Bilbao Vizcaya Argentaria, SA	321,700	3,209
	Münchener Rückversicherungs-Gesellschaft AG	4,943	2,472
	HDFC Bank, Ltd. (ADR)	28,810	1,853
	HDFC Bank, Ltd.	24,510	495
	AIA Group, Ltd.	344,800	2,338
	BlackRock, Inc.	2,696	2,123
	Chubb, Ltd.	7,322	1,868
	Zurich Insurance Group AG	2,885	1,535
	JPMorgan Chase & Co.	4,919	995
	BNP Paribas SA	11,724	751
	Aegon, Ltd.	112,731	696
	Capital One Financial Corp.	4,869	674
	Bank Central Asia Tbk PT	1,011,700	610
	3i Group PLC	13,863	535
	FinecoBank SpA	35,668	532
	Great-West Lifeco, Inc.	17,796	519
	Kotak Mahindra Bank, Ltd.	19,234	414
	Visa, Inc., Class A	1,307	343
	Ping An Insurance (Group) Company of China, Ltd., Class H	59,000	268
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,300	64
			30,199

Consumer staples 5.65%
	Philip Morris International, Inc.	38,604	3,912
	ITC, Ltd.	726,576	3,687
	Imperial Brands PLC	116,457	2,982
	Ajinomoto Co., Inc.	73,950	2,603
	British American Tobacco PLC	73,860	2,270
	Suntory Beverage & Food, Ltd.	44,300	1,573
	Seven & i Holdings Co., Ltd.	101,300	1,234
	Barry Callebaut AG (Switzerland)	755	1,230
	Nestlé SA	10,727	1,095
	Kao Corp.	21,800	886
	Pernod Ricard SA	5,072	690
			22,162

Materials 4.93%
	Freeport-McMoRan, Inc.	104,223	5,065
	Air Products and Chemicals, Inc.	13,578	3,504
	Glencore PLC	429,258	2,448
	Linde PLC	4,263	1,871
	BHP Group, Ltd. (CDI)	56,251	1,611
	Smurfit Kappa Group PLC	27,151	1,207
	Fortescue, Ltd.	68,831	983
	Rio Tinto PLC	12,568	827
	Celanese Corp.	5,091	687
	Vale SA (ADR), ordinary nominative shares	58,771	656
	Air Liquide SA	2,601	448
			19,307

119	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Common stocks (continued)		Shares	Value (000)

Communication services 4.63%
	Meta Platforms, Inc., Class A	13,614	$6,864
	Alphabet, Inc., Class A	22,016	4,010
	Alphabet, Inc., Class C	7,461	1,369
	Netflix, Inc.[1]	2,737	1,847
	Singapore Telecommunications, Ltd.	718,100	1,452
	Omnicom Group, Inc.	9,635	864
	Comcast Corp., Class A	19,062	747
	TELUS Corp.	47,553	720
	Nintendo Co., Ltd.	5,300	283
			18,156

Consumer discretionary 4.03%
	Amazon.com, Inc.[1]	15,165	2,931
	LVMH Moët Hennessy-Louis Vuitton SE	2,627	2,017
	Home Depot, Inc.	5,834	2,008
	Ferrari NV	3,604	1,472
	Ferrari NV (EUR denominated)	1,214	496
	Compagnie Financière Richemont SA, Class A	9,433	1,472
	Royal Caribbean Cruises, Ltd.[1]	7,852	1,252
	InterContinental Hotels Group PLC	11,356	1,191
	McDonald’s Corp.	3,512	895
	Hasbro, Inc.	11,777	689
	Sony Group Corp.	6,200	527
	Restaurant Brands International, Inc.	6,188	435
	adidas AG	1,646	393
			15,778

Energy 3.09%
	Canadian Natural Resources, Ltd. (CAD denominated)	173,623	6,185
	Shell PLC (GBP denominated)	49,225	1,769
	TC Energy Corp. (CAD denominated)	32,907	1,247
	Chevron Corp.	7,410	1,159
	BP PLC	169,713	1,023
	Neste OYJ	42,256	749
			12,132

Utilities 3.04%
	DTE Energy Co.	27,496	3,053
	Constellation Energy Corp.	13,593	2,722
	E.ON SE	187,940	2,463
	Duke Energy Corp.	15,430	1,547
	SembCorp Industries, Ltd.	272,700	964
	Dominion Energy, Inc.	12,884	631
	ENN Energy Holdings, Ltd.	64,100	528
	Power Grid Corporation of India, Ltd.	— [2]	— [2]
			11,908

Real estate 1.21%
	CTP NV	104,539	1,778
	Equinix, Inc. REIT	2,132	1,613
	Embassy Office Parks REIT	316,897	1,347
			4,738
	Total common stocks (cost: $192,436,000)		251,700
Preferred securities 0.08%
Consumer discretionary 0.08%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	4,238	315
	Total preferred securities (cost: $345,000)		315

American Funds Insurance Series	120

American Funds Global Balanced Fund (continued)
Convertible stocks 0.50%	Shares	Value (000)
Utilities 0.50%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[3]	47,600	$1,975
Total convertible stocks (cost: $2,123,000)		1,975
Bonds, notes & other debt instruments 30.42%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.95%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	81
Asian Development Bank 1.125% 6/10/2025	GBP100	122
Asian Development Bank 6.20% 10/6/2026	INR1,990	24
Asian Development Bank 6.72% 2/8/2028	18,000	215
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	64
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	436
Austria (Republic of) 0% 2/20/2031	EUR500	442
Austria (Republic of) 2.90% 2/20/2034	120	127
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	288
Brazil (Federative Republic of) 0% 1/1/2025	BRL2,300	391
Brazil (Federative Republic of) 10.00% 1/1/2025	900	160
Brazil (Federative Republic of) 0% 4/1/2025	6,700	1,107
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	371
Brazil (Federative Republic of) 10.00% 1/1/2031	1,529	247
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	215	37
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	1,551	262
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	215	36
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	134
Canada 3.00% 11/1/2024	CAD320	233
Canada 2.25% 6/1/2025	1,400	1,004
Canada 0.25% 3/1/2026	246	169
Canada 3.50% 3/1/2028	609	444
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	55
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY8,160	1,150
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	540
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	279
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,775
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	3,860	665
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	4,630	717
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	126
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,231
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	309
Dominican Republic 5.50% 1/27/2025	USD286	286
Estonia (Republic of) 3.25% 1/17/2034	EUR160	167
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	83
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	116
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	51
European Investment Bank 0.375% 9/15/2027	EUR110	109
European Investment Bank 0.25% 1/20/2032	860	756
European Union 0% 7/6/2026	100	101
European Union 0.25% 10/22/2026	50	50
European Union 2.875% 12/6/2027	50	53
French Republic O.A.T. 0.75% 2/25/2028	410	405
French Republic O.A.T. 0% 11/25/2030	1,320	1,167
French Republic O.A.T. 2.00% 11/25/2032	610	598
French Republic O.A.T. 3.25% 5/25/2045	160	162
Germany (Federal Republic of) 2.50% 3/13/2025	845	900
Germany (Federal Republic of) 0% 4/16/2027	950	947
Germany (Federal Republic of) 0% 2/15/2032	540	483
Germany (Federal Republic of) 1.70% 8/15/2032	674	684
Germany (Federal Republic of) 2.30% 2/15/2033	510	540
Germany (Federal Republic of) 1.00% 5/15/2038	280	243

121	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR380	$206
Germany (Federal Republic of) 0% 8/15/2052	80	41
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	87
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	500
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	70
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	106
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	293
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	212
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	74
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	4,446,000	270
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	561
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	188
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	192
Ireland (Republic of) 2.60% 10/18/2034	EUR100	104
Ireland (Republic of) 3.00% 10/18/2043	150	156
Israel (State of) 1.30% 4/30/2032	ILS2,540	520
Israel (State of) 4.50% 1/17/2033	USD200	180
Israel (State of) 4.00% 3/30/2035	ILS940	230
Italy (Republic of) 1.35% 4/1/2030	EUR550	521
Italy (Republic of) 4.40% 5/1/2033	1,200	1,333
Italy (Republic of) 4.35% 11/1/2033	740	816
Italy (Republic of) 4.20% 3/1/2034	1,675	1,823
Italy (Republic of) 4.50% 10/1/2053	390	414
Japan, Series 19, 0.10% 9/10/2024[4]	JPY32,760	205
Japan, Series 150, 0.005% 12/20/2026	84,950	523
Japan, Series 346, 0.10% 3/20/2027	134,150	828
Japan, Series 352, 0.10% 9/20/2028	61,950	379
Japan, Series 363, 0.10% 6/20/2031	7,500	45
Japan, Series 373, 0.60% 12/20/2033	55,750	334
Japan, Series 152, 1.20% 3/20/2035	205,250	1,281
Japan, Series 176, 0.50% 3/20/2041	109,950	569
Japan, Series 179, 0.50% 12/20/2041	50,500	257
Japan, Series 42, 1.70% 3/20/2044	50,150	305
Japan, Series 37, 0.60% 6/20/2050	26,950	118
Japan, Series 74, 1.00% 3/20/2052	84,000	400
Japan, Series 76, 1.40% 9/20/2052	47,500	250
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	113
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	117
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	259
New South Wales Treasury Corp. 4.25% 2/20/2036	670	409
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,850	244
Norway (Kingdom of) 3.625% 4/13/2034	4,630	435
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	99
Panama (Republic of) 7.50% 3/1/2031	USD200	210
Panama (Republic of) 6.40% 2/14/2035	200	190
Panama (Republic of) 7.875% 3/1/2057	570	595
Philippines (Republic of) 0.25% 4/28/2025	EUR100	104
Philippines (Republic of) 1.648% 6/10/2031	USD200	159
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	89
Portuguese Republic 0.475% 10/18/2030	EUR230	213
Portuguese Republic 3.50% 6/18/2038	230	247
Romania 2.125% 3/7/2028	130	129
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	142
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	246
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,428
Spain (Kingdom of) 0% 1/31/2027	EUR335	332
Spain (Kingdom of) 0.80% 7/30/2027	490	491
Spain (Kingdom of) 0.50% 10/31/2031	165	146
Spain (Kingdom of) 3.15% 4/30/2033	317	336

American Funds Insurance Series	122

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Spain (Kingdom of) 3.55% 10/31/2033	EUR370	$403
	Spain (Kingdom of) 3.25% 4/30/2034	120	127
	Spain (Kingdom of) 3.45% 10/31/2034	240	258
	Turkey (Republic of) 12.60% 10/1/2025	TRY13,340	308
	Ukraine 6.876% 5/21/2031[5,6]	USD250	72
	Ukraine 6.876% 5/21/2031[5]	200	57
	United Kingdom 2.75% 9/7/2024	GBP50	63
	United Kingdom 1.25% 7/22/2027	410	476
	United Kingdom 0.375% 10/22/2030	490	496
	United Kingdom 1.00% 1/31/2032	920	932
	United Kingdom 4.25% 6/7/2032	785	1,006
	United Kingdom 3.25% 1/22/2044	174	182
	United Kingdom 1.25% 7/31/2051	413	252
	United Kingdom 4.375% 7/31/2054	235	283
	United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	541
	United Mexican States, Series M, 7.75% 11/23/2034	13,804	650
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	229
	United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,262
	United Mexican States, Series S, 4.00% 10/29/2054[4]	4,128	189
			50,730
Mortgage-backed obligations 6.90%
Federal agency mortgage-backed obligations 6.03%
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	USD290	287
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	527	528
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[7]	1,072	1,103
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	100	99
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	190	192
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	118	119
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	461	447
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,609	1,556
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	27
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	45	45
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[7]	110	111
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	90	91
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	47	47
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[7]	580	541
	Government National Mortgage Assn. 6.50% 7/1/2054[7,8]	1,175	1,192
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[7,8]	50	39
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,8]	1,095	1,032
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,8]	3,223	3,115
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,8]	4,083	4,028
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,8]	3,426	3,436
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,8]	580	590
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[7,8]	7	7
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,8]	2,837	2,844
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,8]	2,073	2,109
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[7,8]	46	47
			23,632

Collateralized mortgage-backed obligations (privately originated) 0.48%
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[6,7,9]	179	184
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[6,7,9]	100	102
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[6,7,9]	73	73
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[6,7,9]	55	56
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[6,7,9]	112	112

123	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[6,7,9]	USD121	$122
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[6,7,10]	329	330
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[6,7,9]	97	89
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[6,7,10]	118	118
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[6,7,10]	227	228
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[6,7,10]	301	303
	Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[6,7,10]	151	152
			1,869

Other mortgage-backed securities 0.24%
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK450	58
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,169	148
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	5,392	616
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	465	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	560	62
	Realkredit Danmark AS 1.00% 10/1/2053[7]	185	20
			952

Commercial mortgage-backed securities 0.15%
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[6,7,9]	USD150	148
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[6,7,9]	110	109
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[6,7,9]	100	102
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[6,7,9]	135	135
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[6,7,9]	100	100
			594
	Total mortgage-backed obligations		27,047
Corporate bonds, notes & loans 5.83%
Financials 1.52%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[10]	EUR330	306
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,10]	USD200	204
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[10]	EUR100	111
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[10]	USD500	479
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	161	161
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[10]	285	294
	BPCE SA 4.50% 1/13/2033	EUR100	111
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,10]	USD200	203
	Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
	Chubb INA Holdings, LLC 4.35% 11/3/2045	20	17
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[10]	110	104
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[10]	29	28
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]	140	140
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	53
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[10]	160	148
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[10]	EUR200	188

American Funds Insurance Series	124

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[10]	USD78	$66
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[10]	200	197
	HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[10]	360	381
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[10]	290	314
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[10]	EUR100	117
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[10]	USD160	154
	KfW 1.125% 7/4/2025	GBP95	116
	Mastercard, Inc. 2.00% 11/18/2031	USD102	84
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[10]	200	187
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[10]	126	118
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[10]	72	63
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[10]	EUR175	163
	New York Life Insurance Co. 3.75% 5/15/2050[6]	USD23	17
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[10]	65	71
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[10]	25	25
	PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	278
	Royal Bank of Canada 1.20% 4/27/2026	175	163
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[6,10]	450	449
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	400	368
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[10]	100	86
			5,974

Energy 0.85%
	Ecopetrol SA 4.125% 1/16/2025	127	125
	Ecopetrol SA 8.625% 1/19/2029	555	584
	Ecopetrol SA 6.875% 4/29/2030	160	154
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	163
	ONEOK, Inc. 5.80% 11/1/2030	7	7
	ONEOK, Inc. 6.05% 9/1/2033	53	55
	Petrobras Global Finance BV 5.299% 1/27/2025	113	112
	Petroleos Mexicanos 7.19% 9/12/2024	MXN6,179	334
	Petroleos Mexicanos 4.25% 1/15/2025	USD296	292
	Petroleos Mexicanos 6.875% 10/16/2025	63	63
	Petroleos Mexicanos 6.875% 8/4/2026	211	207
	Petroleos Mexicanos 6.49% 1/23/2027	1,068	1,026
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	200	203
			3,327

Utilities 0.74%
	American Electric Power Co., Inc. 1.00% 11/1/2025	100	94
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	35	33
	CMS Energy Corp. 3.00% 5/15/2026	180	172
	Consumers Energy Co. 3.60% 8/15/2032	250	225
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	72
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 1.875% 7/12/2028[6]	200	176
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	87
	Exelon Corp. 3.40% 4/15/2026	150	145
	FirstEnergy Corp. 1.60% 1/15/2026	100	94
	Interstate Power and Light Co. 2.30% 6/1/2030	50	43
	NextEra Energy Operating Partners, LP 7.25% 1/15/2029[6]	550	564

125	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	USD85	$84
	Pacific Gas and Electric Co. 3.15% 1/1/2026	100	96
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	24
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	90
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	110
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	29
	Pacific Gas and Electric Co. 6.15% 1/15/2033	78	79
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	90
	Southern California Edison Co. 0.975% 8/1/2024	100	100
	Xcel Energy, Inc. 3.35% 12/1/2026	316	302
			2,910

Communication services 0.66%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	484
	América Móvil, SAB de CV 9.50% 1/27/2031	12,420	635
	AT&T, Inc. 2.75% 6/1/2031	USD165	141
	AT&T, Inc. 2.55% 12/1/2033	64	51
	AT&T, Inc. 4.30% 11/18/2034	EUR100	111
	Comcast Corp. 0% 9/14/2026	100	99
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	56
	Orange 9.00% 3/1/2031[10]	65	78
	Tencent Holdings, Ltd. 3.925% 1/19/2038	200	168
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	180
	T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	107
	T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	113
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	130
	Verizon Communications, Inc. 0.75% 3/22/2032	100	87
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	137
			2,577

Health care 0.53%
	AbbVie, Inc. 5.05% 3/15/2034	25	25
	AbbVie, Inc. 5.35% 3/15/2044	25	25
	AbbVie, Inc. 5.40% 3/15/2054	25	25
	AbbVie, Inc. 5.50% 3/15/2064	25	25
	Amgen, Inc. 1.90% 2/21/2025	40	39
	Amgen, Inc. 2.20% 2/21/2027	30	28
	Amgen, Inc. 4.20% 3/1/2033	280	259
	Amgen, Inc. 5.65% 3/2/2053	151	149
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
	Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
	Becton, Dickinson and Co. 3.70% 6/6/2027	43	41
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	215
	EMD Finance, LLC 3.25% 3/19/2025[6]	250	246
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	192
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
	Stryker Corp. 0.75% 3/1/2029	EUR210	199
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	104
	UnitedHealth Group, Inc. 4.00% 5/15/2029	USD135	130
			2,090

Consumer discretionary 0.42%
	Amazon.com, Inc. 2.80% 8/22/2024	45	45
	BMW US Capital, LLC 3.90% 4/9/2025[6]	70	69
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	150	144
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	150	149
	Hyundai Capital America 1.50% 6/15/2026[6]	250	232
	Hyundai Capital America 2.375% 10/15/2027[6]	109	99
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	185	183

American Funds Insurance Series	126

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	USD70	$74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	59	63
	Sands China, Ltd. 5.40% 8/8/2028	400	392
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	200	165
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30
			1,645

Industrials 0.28%
	Boeing Co. 6.528% 5/1/2034[6]	270	277
	Canadian Pacific Railway Co. 3.10% 12/2/2051	164	109
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	4
	CSX Corp. 2.50% 5/15/2051	75	44
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[6]	86	85
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	200	191
	RTX Corp. 4.125% 11/16/2028	170	164
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	198
			1,084

Materials 0.26%
	Braskem Netherlands Finance BV 8.50% 1/12/2031	600	613
	Celanese US Holdings, LLC 6.379% 7/15/2032	50	51
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	250	262
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	85
			1,011

Consumer staples 0.25%
	Altria Group, Inc. 2.20% 6/15/2027	EUR270	278
	BAT Capital Corp. 3.215% 9/6/2026	USD62	59
	BAT Capital Corp. 4.70% 4/2/2027	67	66
	BAT Capital Corp. 3.557% 8/15/2027	105	100
	BAT Capital Corp. 3.462% 9/6/2029	75	68
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[10]	EUR300	304
	Philip Morris International, Inc. 5.75% 11/17/2032	USD110	112
			987

Information technology 0.21%
	Broadcom, Inc. 4.00% 4/15/2029[6]	21	20
	Broadcom, Inc. 4.15% 11/15/2030	70	66
	Broadcom, Inc. 3.419% 4/15/2033[6]	53	46
	Broadcom, Inc. 3.137% 11/15/2035[6]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	269
	Oracle Corp. 2.65% 7/15/2026	216	205
	SK hynix, Inc. 1.50% 1/19/2026	200	188
			806

Real estate 0.11%
	American Tower Corp. 0.875% 5/21/2029	EUR130	121
	Equinix, Inc. 2.15% 7/15/2030	USD176	147
	Essex Portfolio, LP 3.50% 4/1/2025	120	118
	Essex Portfolio, LP 3.375% 4/15/2026	40	39
			425
	Total corporate bonds, notes & loans		22,836

127	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 4.34%
U.S. Treasury 3.90%
	U.S. Treasury 2.125% 11/30/2024	USD1,230	$1,214
	U.S. Treasury 1.75% 3/15/2025	98	96
	U.S. Treasury 3.00% 7/15/2025	941	921
	U.S. Treasury 3.125% 8/15/2025	18	18
	U.S. Treasury 0.375% 11/30/2025	50	47
	U.S. Treasury 3.75% 4/15/2026	76	75
	U.S. Treasury 2.75% 4/30/2027	432	412
	U.S. Treasury 2.75% 7/31/2027	46	44
	U.S. Treasury 4.00% 6/30/2028	4,443	4,376
	U.S. Treasury 4.375% 8/31/2028	115	115
	U.S. Treasury 4.625% 9/30/2028	1,858	1,874
	U.S. Treasury 4.375% 11/30/2028	119	119
	U.S. Treasury 4.125% 3/31/2029	815	807
	U.S. Treasury 1.375% 11/15/2031	772	627
	U.S. Treasury 2.875% 5/15/2032	284	256
	U.S. Treasury 4.375% 5/15/2034	1,080	1,080
	U.S. Treasury 1.875% 2/15/2041[11]	605	414
	U.S. Treasury 2.25% 5/15/2041[11]	1,115	807
	U.S. Treasury 2.875% 11/15/2046	400	300
	U.S. Treasury 1.25% 5/15/2050[11]	630	312
	U.S. Treasury 1.375% 8/15/2050	400	205
	U.S. Treasury 2.375% 5/15/2051[11]	510	336
	U.S. Treasury 2.00% 8/15/2051[11]	560	336
	U.S. Treasury 4.00% 11/15/2052	270	246
	U.S. Treasury 3.625% 2/15/2053	299	254
			15,291

U.S. Treasury inflation-protected securities 0.44%
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[4]	526	521
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	342	324
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	672	681
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]	261	199
			1,725
	Total U.S. Treasury bonds & notes		17,016
Asset-backed obligations 0.31%
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[6,7]	100	101
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[6,7]	47	47
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[6,7]	92	93
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,7]	15	15
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,7]	125	124
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,7]	148	150
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[6,7]	113	113
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[6,7]	100	100
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[6,7]	208	210
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[6,7]	100	101
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,7]	26	25
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[6,7,9]	86	88
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.903% 8/15/2025[7,9]	2	2
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,7]	31	30
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,7]	19	19
			1,218

American Funds Insurance Series	128

American Funds Global Balanced Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 0.05%
Export-Import Bank of Thailand 5.354% 5/16/2029		USD200	$201
Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	76

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	59
Total municipals			135
Total bonds, notes & other debt instruments (cost: $125,986,000)			119,183
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund[12]		466,539	3,858
Total Investment funds (cost: $3,685,000)			3,858
Short-term securities 8.67%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[12,13]		321,365	32,137
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.43%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP2,850	56
Egypt (Arab Republic of) 11/12/2024	22.326	4,200	80
Egypt (Arab Republic of) 11/19/2024	22.238	6,500	123
Egypt (Arab Republic of) 3/11/2025	21.301	7,550	134
Egypt (Arab Republic of) 3/18/2025	21.138	34,700	612
Japan Treasury 7/22/2024	0.005	JPY110,650	688
			1,693
		Shares
Money market investments purchased with collateral from securities on loan 0.04%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.22%[13,14]		109,997	110
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[13,14]		22,048	22
			132
Total short-term securities (cost: $34,001,000)			33,962
Total investment securities 104.90% (cost: $358,576,000)			410,993
Other assets less liabilities (4.90)%			(19,196)
Net assets 100.00%			$391,797

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	8	9/10/2024	USD906	$4
2 Year U.S. Treasury Note Futures	Long	57	10/3/2024	11,640	7
5 Year Euro-Bobl Futures	Long	75	9/10/2024	9,353	68
5 Year U.S. Treasury Note Futures	Long	58	10/3/2024	6,181	35
10 Year French Government Bond Futures	Short	5	9/10/2024	(659)	10
10 Year Italy Government Bond Futures	Short	18	9/10/2024	(2,222)	27
10 Year Australian Treasury Bond Futures	Short	1	9/16/2024	(76)	— [2]
10 Year Japanese Government Bond Futures	Short	5	9/20/2024	(4,440)	11
10 Year Canadian Government Bond Futures	Long	18	9/27/2024	1,580	13
10 Year UK Gilt Futures	Long	25	9/30/2024	3,083	(27)
10 Year U.S. Treasury Note Futures	Long	21	9/30/2024	2,310	23
10 Year Ultra U.S. Treasury Note Futures	Short	11	9/30/2024	(1,249)	9
20 Year U.S. Treasury Bond Futures	Long	13	9/30/2024	1,538	18
30 Year Ultra U.S. Treasury Bond Futures	Long	4	9/30/2024	501	5
					$203
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,096	PLN	4,490	Citibank	7/3/2024	$(19)
PLN	4,490	USD	1,144	Bank of America	7/3/2024	(28)
AUD	1,390	USD	925	Bank of America	7/9/2024	3
USD	107	JPY	16,710	Citibank	7/9/2024	3
USD	99	CNH	720	Bank of America	7/9/2024	— [2]
CNH	1,460	USD	200	Standard Chartered Bank	7/9/2024	— [2]
THB	12,750	USD	349	Citibank	7/9/2024	(2)
CHF	270	USD	304	Bank of America	7/9/2024	(3)
CNH	5,190	USD	717	UBS AG	7/9/2024	(6)
JPY	184,360	USD	1,197	Morgan Stanley	7/9/2024	(49)
USD	850	EUR	790	Morgan Stanley	7/10/2024	4
CAD	1,610	USD	1,175	Morgan Stanley	7/10/2024	2
CAD	90	USD	66	HSBC Bank	7/10/2024	— [2]
EUR	60	USD	64	HSBC Bank	7/10/2024	— [2]
USD	190	GBP	150	BNP Paribas	7/10/2024	— [2]
PLN	540	USD	136	BNP Paribas	7/10/2024	(2)
EUR	180	USD	196	Bank of America	7/10/2024	(3)
EUR	201	CAD	300	UBS AG	7/10/2024	(4)
GBP	530	USD	677	Morgan Stanley	7/10/2024	(7)
EUR	1,520	USD	1,655	JPMorgan Chase	7/10/2024	(27)
USD	90	JPY	14,288	HSBC Bank	7/11/2024	1
USD	247	AUD	370	Morgan Stanley	7/11/2024	— [2]
USD	247	AUD	370	HSBC Bank	7/11/2024	— [2]
NZD	280	USD	173	Bank of America	7/11/2024	(3)
SEK	3,570	USD	341	Bank of America	7/11/2024	(4)
JPY	284,629	USD	1,834	UBS AG	7/11/2024	(61)
USD	1,377	MXN	24,383	Morgan Stanley	7/12/2024	47
USD	303	MXN	5,466	Goldman Sachs	7/12/2024	5
MYR	800	USD	171	Standard Chartered Bank	7/12/2024	(1)
USD	133	BRL	700	Morgan Stanley	7/15/2024	8

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	49	KRW	66,900	Barclays Bank PLC	7/15/2024	$1
USD	345	KRW	474,750	Citibank	7/15/2024	1
USD	811	ILS	3,000	BNP Paribas	7/17/2024	16
HUF	17,610	USD	48	JPMorgan Chase	7/17/2024	— [2]
USD	134	MXN	2,470	BNP Paribas	7/17/2024	(1)
USD	535	MXN	10,001	Morgan Stanley	7/17/2024	(10)
SGD	160	USD	118	HSBC Bank	7/18/2024	— [2]
JPY	35,000	USD	220	Bank of America	7/18/2024	(2)
JPY	227,460	USD	1,454	Morgan Stanley	7/18/2024	(35)
AUD	360	USD	239	Standard Chartered Bank	7/22/2024	2
EUR	1,040	USD	1,113	Standard Chartered Bank	7/22/2024	2
EUR	1,130	USD	1,211	UBS AG	7/22/2024	1
USD	170	AUD	255	HSBC Bank	7/22/2024	— [2]
USD	740	EUR	690	Morgan Stanley	7/22/2024	— [2]
EUR	1,320	USD	1,426	BNP Paribas	7/22/2024	(11)
USD	730	CNH	5,310	Goldman Sachs	7/24/2024	1
CAD	300	USD	219	JPMorgan Chase	7/24/2024	— [2]
USD	35	ZAR	630	Bank of New York Mellon	7/24/2024	— [2]
CZK	2,000	USD	86	BNP Paribas	7/24/2024	(1)
ILS	200	USD	54	BNP Paribas	7/24/2024	(1)
USD	682	NOK	7,213	Morgan Stanley	7/25/2024	6
EUR	375	USD	401	Morgan Stanley	7/25/2024	1
EUR	396	DKK	2,950	HSBC Bank	7/25/2024	— [2]
DKK	800	USD	115	HSBC Bank	7/25/2024	— [2]
EUR	210	USD	226	JPMorgan Chase	7/25/2024	— [2]
USD	1,897	BRL	10,361	JPMorgan Chase	7/30/2024	50
USD	90	BRL	500	Goldman Sachs	7/30/2024	1
COP	276,050	USD	66	Morgan Stanley	7/30/2024	— [2]
IDR	2,000,000	USD	122	Standard Chartered Bank	7/30/2024	— [2]
USD	169	IDR	2,768,834	Standard Chartered Bank	7/30/2024	— [2]
USD	293	INR	24,479	JPMorgan Chase	7/30/2024	— [2]
USD	572	INR	47,780	UBS AG	7/30/2024	(1)
CLP	333,610	USD	357	Morgan Stanley	7/30/2024	(3)
USD	205	MXN	3,833	Morgan Stanley	9/18/2024	(2)
USD	268	BRL	1,390	Citibank	4/1/2025	28
						$(103)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$(13)	$—	$(13)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(11)	—	(11)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	— [2]	—	— [2]
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	68	—	68
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP850	33	—	33
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,495	(5)	—	(5)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	104	—	104

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	$(21)	$—	$(21)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP930	(44)	—	(44)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP375	— [2]	—	— [2]
						$111	$—	$111
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL9,330	$(157)	$—	$(157)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 6/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD11,764	$242	$261	$(19)

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 0.99%
Capital Group Central Corporate Bond Fund	$8,341	$2,535	$6,757	$45	$(306)	$3,858	$173
Short-term securities 8.20%
Money market investments 8.20%
Capital Group Central Cash Fund 5.37%[13]	12,974	69,325	50,163	— [2]	1	32,137	843
Total 9.19%				$45	$(305)	$35,995	$1,016

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]
All or a portion of this security was on loan. The total value of all such securities was $143,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Scheduled interest and/or principal payment was not received.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,001,000, which represented
2.04% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $907,000, which represented .23% of the net assets of the fund.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels

INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
Refer to the notes to financial statements.

133	American Funds Insurance Series

The Bond Fund of America
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 97.11%		Principal amount (000)	Value (000)
Mortgage-backed obligations 41.39%
Federal agency mortgage-backed obligations 36.85%
	Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD8	$8
	Fannie Mae Pool #256133 4.50% 1/1/2026[1]	4	4
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	46	44
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	33	31
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	17	17
	Fannie Mae Pool #913966 6.00% 2/1/2037[1]	32	33
	Fannie Mae Pool #945680 6.00% 9/1/2037[1]	357	365
	Fannie Mae Pool #924866 5.765% 10/1/2037[1,2]	134	133
	Fannie Mae Pool #988588 5.50% 8/1/2038[1]	170	171
	Fannie Mae Pool #889982 5.50% 11/1/2038[1]	742	745
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	174	172
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	760	744
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	711	702
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	117,066	98,517
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	734	725
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	403	399
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	343	340
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	249	246
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,385	1,159
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,320	1,941
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	40	37
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,785	1,619
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	765	693
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	760	710
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	128	120
	Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,848	4,529
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	302	277
	Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	789	737
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	36	34
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,156	3,755
	Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	2,200	2,061
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	78	73
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,325	2,235
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,211	1,096
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	13
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,894	5,139
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,530	4,105
	Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	19,903	18,650
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	18,207	16,489
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	11	10
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	463	420
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,240	1,079
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	812	710
	Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,386	2,161
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	19,812	18,382
	Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,461	12,072
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,668	3,290
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,819	5,219
	Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	27,415	24,681
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,417	4,516
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	16,098	14,029
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,890	5,146
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,835	1,580
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,064	922
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	1,756	1,384
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,915	2,435
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	986	823
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	351	302
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	276	230
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,637	1,408

American Funds Insurance Series	134

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	USD6,621	$5,529
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	16,703	14,616
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,117	882
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,113	958
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	7,012	5,552
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,495	4,339
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	23,230	19,138
	Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	69	60
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	420	335
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,593	4,653
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	30	24
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,329	3,558
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,653	2,184
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,348	2,876
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	403	346
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	18	14
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	550	439
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	308	265
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	217	187
	Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	82	65
	Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,390	7,765
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	477	397
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,476	1,275
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,145	946
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,426	2,946
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,718	3,705
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	140	111
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	1,024	882
	Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	866	679
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	24	22
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,970	1,546
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,069	919
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	16,051	12,604
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,653	2,080
	Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	876	688
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	35,999	31,220
	Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,675	1,315
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	1,333	1,047
	Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,152	904
	Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	908	712
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,772	1,388
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	794	622
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	299	275
	Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,118	3,018
	Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,405	1,364
	Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,902	2,821
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	612	593
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	276	261
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	60	57
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	54,473	51,450
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,564	2,428
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,177	3,144
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,837	2,808
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	234	239
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	943	890
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	135	130
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,478	5,407
	Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	44	44
	Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	277	254
	Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	33,346	32,337
	Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,907	4,493

135	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	USD651	$630
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,425	8,319
	Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	414	379
	Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	159	154
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,277	4,231
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	468	463
	Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,014	1,020
	Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,633	4,242
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	708	669
	Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	95	92
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	987	976
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	20,911	21,041
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,983	4,562
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	29
	Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	11,602	11,222
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,075	2,977
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,630	6,544
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	894	884
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,335	8,375
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	11,645	11,495
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,530	7,450
	Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	315	311
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,450	4,482
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,730	2,748
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	2,013	2,029
	Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,445	5,057
	Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	663	642
	Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	92
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,759	3,710
	Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	9,288	9,493
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	26,058	25,714
	Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,799	13,645
	Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	15,171	14,970
	Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,875	6,796
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	9,176	9,207
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	19,306	19,698
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	8,015	7,338
	Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	35,544	35,113
	Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,570	12,426
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	478	472
	Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	10,082	10,124
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	3,657	3,348
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1,3]	137,570	133,027
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]	55,185	54,456
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,873	1,470
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	9,675	9,547
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,063	2,037
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,643	1,675
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,964	1,938
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	782	772
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,993	8,058
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	6,093	6,113
	Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	23
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	23,700	23,383
	Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	21,060	20,798
	Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,680	5,725
	Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,998	4,018
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	38	35
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	12,704	12,535
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,331	5,276
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	6,267	6,326

American Funds Insurance Series	136

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	USD670	$662
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	3,896	3,566
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	2,027	2,006
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	20,582	20,773
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,377	1,387
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	7,844	7,869
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,427	9,166
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,840	6,931
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,878	14,274
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	19,641	16,341
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,134	1,071
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [4]	— [4]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	5	5
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	16
	Fannie Mae, Series 2002-W1, Class 2A, 4.596% 2/25/2042[1,2]	17	17
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	71	68
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,422	1,372
	Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	44	44
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	33	31
	Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	42	42
	Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	31	31
	Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	59	60
	Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	219	221
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,984	1,677
	Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	143	139
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,946	5,025
	Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	148	144
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	10,297	8,703
	Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	343	344
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,327	1,947
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,288	1,913
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,913	4,107
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	17,548	15,506
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	97	84
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	877	817
	Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	539	505
	Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,499	3,936
	Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	11,566	10,479
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	849	788
	Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	273	247
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	1,009	943
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	688	618
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,721	1,543
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	9,440	8,482
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	25,882	22,609
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	5,179	4,325
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	370	319
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,892	1,628
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	6,520	5,445
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	459	366
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	105	82
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	76,105	59,814
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,346	1,069
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,202	1,033
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,538	2,108
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,348	5,498
	Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	834	655
	Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	11,011	9,121
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,149	988
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,983	6,000
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,959	1,693

137	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	USD2,516	$1,975
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,489	1,237
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,322	1,134
	Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	865	678
	Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	20	17
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,822	2,314
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,296	3,712
	Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	881	690
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	681	608
	Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,486	1,950
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,932	1,515
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	997	782
	Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	893	700
	Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	179	140
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,345	1,055
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	15,182	13,452
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	265	273
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	6,974	5,942
	Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,085	2,022
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	613	528
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	76	72
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,312	3,671
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	348	329
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	291	274
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	86	81
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	51	48
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	31
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,552	6,483
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	18,080	16,983
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,190	5,810
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	19,372	18,281
	Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,630	3,516
	Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,558	3,456
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,243	2,218
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	62	63
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	45	46
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,104	940
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,061	973
	Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	683	626
	Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	12,410	11,721
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	209	203
	Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,547	3,571
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	16,101	15,192
	Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	45,430	44,966
	Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	25,666	25,387
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,839	4,788
	Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	15,419	15,537
	Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,747	2,516
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,808	1,655
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	81	74
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	207	196
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,920	4,762
	Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	660	638
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	588	569
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	12,506	12,349
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,437	4,388
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	197	181
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	35	33
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	9,002	8,887
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,625	4,568
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,662	2,632

American Funds Insurance Series	138

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	USD17,803	$17,947
	Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	590	540
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	38,761	37,480
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	21,484	21,200
	Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	7,151	7,209
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,298	3,316
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	822	844
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	720	736
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	663	682
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	638	658
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	459	474
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	336	345
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	247	253
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	180	186
	Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,319	4,871
	Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	550	504
	Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	67	61
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	274	265
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	47,489	46,871
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,915	7,827
	Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	593	586
	Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	9,108	9,176
	Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,258	3,280
	Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	489	448
	Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	403	369
	Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	8,063	7,800
	Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,538	2,510
	Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	2,211	2,188
	Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,179	2,153
	Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,660	1,642
	Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	11,804	11,894
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	8,399	8,288
	Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	27,055	27,213
	Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	22,225	22,371
	Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	16,546	16,644
	Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,255	15,335
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	4,613	4,658
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	243,270	248,213
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	5,588	5,116
	Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	858	830
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	19,268	19,013
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	28,542	28,638
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,797	4,886
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	6,170	5,966
	Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	19,403	19,182
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	4,022	3,969
	Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	7,136	7,160
	Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	6,766	6,815
	Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	6,068	6,109
	Freddie Mac Pool #SD5500 2.00% 1/1/2054[1]	1,991	1,562
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,631	2,408
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	5,263	5,193
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	12,815	12,858
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	18,425	18,510
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,342	5,365
	Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	4,321	4,350
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	3,985	3,998
	Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,925	6,058
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	7,691	7,588
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	26,381	26,028
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,770	2,742

139	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	USD2,095	$2,068
	Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,850	9,903
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	9,105	9,165
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,262	4,289
	Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,468	2,486
	Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,926	39,516
	Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,951	4,907
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	7,410	7,575
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	1,413	1,293
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,876	2,845
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,030	1,020
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	27,740	27,946
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	7,240	7,263
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	44	45
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	108	111
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,372
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	101	85
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	90	76
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,679	6,292
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,595	1,482
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,842	8,327
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	411	358
	Government National Mortgage Assn. 3.50% 7/1/2054[1,5]	9,355	8,400
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	4,000	3,697
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	135	131
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	55,605	55,174
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,369	9,689
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	28	28
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,284	4,129
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,594	8,690
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,100	1,703
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,647	2,957
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,575	7,154
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,140	2,603
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,113	2,587
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	4,805	3,991
	Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,431	3,727
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,655	3,042
	Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,402	4,715
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	23,629	21,224
	Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,376	7,743
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	3,690	3,412
	Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,722	3,545
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,935	12,304
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,434	3,346
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,264	7,861
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,509	12,848
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,502	1,119
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,5]	5,845	5,137
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	7,545	6,814
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	13,940	10,905
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[1,5]	209,674	171,236
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	15,739	13,931
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	50,073	45,823
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	37,011	34,896
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	7,260	7,017
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	107,576	106,109
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	187,140	187,689

American Funds Insurance Series	140

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	USD319,675	$325,394
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	11,885	12,225
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	43,389	36,949
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,5]	51,000	45,151
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	13,000	12,260
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	245,428	246,032
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	28,774	29,271
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	78,970	81,176
			4,103,585

Collateralized mortgage-backed obligations (privately originated) 2.28%
	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]	2,174	1,872
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]	97	90
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]	4,897	4,565
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]	727	662
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]	379	364
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]	4,319	3,857
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]	315	309
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]	5,846	5,421
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]	169	153
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]	1,292	1,110
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.085% 5/25/2042[1,2,6]	236	242
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.735% 12/25/2042[1,2,6]	571	589
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[1,2,6]	2,975	3,059
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[1,2,6]	1,978	2,003
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[1,2,6]	1,087	1,098
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.385% 1/25/2044[1,2,6]	5,196	5,203
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[1,2,6]	507	515
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.435% 2/25/2044[1,2,6]	572	572
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 2/25/2044[1,2,6]	1,053	1,065
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.424% 5/25/2044[1,2,6]	4,830	4,835
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]	1,420	1,344
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]	1,897	2,078
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]	2,459	2,668
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]	1,835	1,462
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]	2,015	1,603
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.335% 4/25/2042[1,2,6]	1,037	1,053
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.535% 5/25/2042[1,2,6]	50	51
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.285% 6/25/2042[1,2,6]	191	196
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.485% 9/25/2042[1,2,6]	375	380
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.035% 9/25/2042[1,2,6]	1,519	1,619

141	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 6.685% 2/25/2044[1,2,6]	USD5,172	$5,194
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.535% 5/25/2044[1,2,6]	17,714	17,754
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.30% 2/25/2050[1,2,6]	1,975	1,994
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.45% 8/25/2050[1,2,6]	756	869
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]	6,435	6,446
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]	2,041	1,800
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]	2,256	2,138
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]	4,947	4,546
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]	2,823	2,759
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]	709	696
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,6,7]	2,185	2,129
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.31% 11/25/2055[1,2,6]	16,160	16,158
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]	2,419	2,139
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.564% 3/25/2053[1,2,6]	2,947	2,860
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]	9,097	9,099
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.601% 4/25/2053[1,2,6]	2,265	2,176
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]	4,496	4,492
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]	9,882	9,931
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]	9,090	9,109
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]	23,364	23,488
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]	1,456	1,230
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]	1,112	1,048
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]	11,545	10,632
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]	2,277	2,087
	Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]	1,044	942
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]	7,109	6,406
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]	770	756
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	8,680	7,700
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]	1,680	1,642
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]	5,027	4,669
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]	8,586	8,387
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]	1,817	1,792
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]	22,413	22,533
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]	8,382	8,419
			254,058

American Funds Insurance Series	142

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Commercial mortgage-backed securities 2.26%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]	USD389	$369
	ARES Commercial Mortgage Trust., Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 7.012% 7/15/2041[1,2,6]	1,251	1,251
	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	725
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	93
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,2]	684	726
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	528
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	194
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	126	119
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,346
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	895
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	252
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,389
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	750
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,454
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,2,6]	8,575	8,577
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.227% 4/15/2037[1,2,6]	3,822	3,828
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,2,6]	8,476	8,507
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.87% 5/15/2034[1,2,6]	2,212	2,217
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[1,2,6]	14,727	14,554
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.393% 9/15/2036[1,2,6]	570	562
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,2,6]	5,292	5,230
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.74% 10/15/2036[1,2,6]	995	982
	BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.089% 10/15/2036[1,2,6]	996	980
	BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.191% 11/15/2036[1,2,6]	11,575	11,446
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,2,6]	4,318	4,310
	BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.113% 6/15/2038[1,2,6]	3,304	3,269
	BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.313% 6/15/2038[1,2,6]	382	378
	BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.543% 6/15/2038[1,2,6]	259	255
	BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.843% 6/15/2038[1,2,6]	654	646
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.293% 11/15/2038[1,2,6]	9,412	9,308
	BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.693% 11/15/2038[1,2,6]	320	316
	BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.943% 11/15/2038[1,2,6]	94	93
	BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.293% 11/15/2038[1,2,6]	142	141
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.319% 2/15/2039[1,2,6]	8,600	8,505
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.499% 10/15/2039[1,2,6]	3,151	3,157
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]	19,044	19,089
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	585

143	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	USD1,137	$1,124
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]	8,924	9,065
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]	966	991
	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]	1,121	1,147
	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]	862	882
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	189
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]	26,878	26,925
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]	24,421	24,463
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,2,6]	2,614	2,606
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.823% 7/15/2038[1,2,6]	596	595
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.143% 7/15/2038[1,2,6]	813	812
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.693% 7/15/2038[1,2,6]	623	623
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,445
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,6]	449	443
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]	1,212	1,252
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,6]	1,897	1,551
	GS Mortgage Securities Trust., Series 2024-70P, Class A, 5.487% 3/10/2041[1,2,6]	10,443	10,227
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	373
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	94
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,307
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[1,2,6]	1,478	1,477
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	604
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	224
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]	6,854	6,132
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,929
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.244% 4/15/2038[1,2,6]	129	128
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	401
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	235
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	696
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.72% 5/15/2039[1,2,6]	3,848	3,835
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]	4,065	3,324
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.02% 7/15/2036[1,2,6]	9,351	9,234
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.369% 7/15/2036[1,2,6]	1,000	985
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.174% 11/15/2038[1,2,6]	8,362	8,289
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.523% 11/15/2038[1,2,6]	252	248
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.772% 11/15/2038[1,2,6]	135	133
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	2,373	2,318

American Funds Insurance Series	144

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	USD2,550	$2,444
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	911
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	196
			251,883
	Total mortgage-backed obligations		4,609,526
Corporate bonds, notes & loans 30.52%
Financials 9.69%
	AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,547
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,812
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,677
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,601
	AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,087
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]	1,597	1,649
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]	1,995	1,983
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,496
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,594
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]	EUR2,640	3,057
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]	3,025	3,252
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD604	610
	American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]	359	383
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]	4,565	4,466
	American International Group, Inc. 5.125% 3/27/2033	2,749	2,709
	Aon Corp. 5.35% 2/28/2033	1,083	1,076
	Aon North America, Inc. 5.15% 3/1/2029	3,015	3,008
	Aon North America, Inc. 5.30% 3/1/2031	1,005	1,003
	Aon North America, Inc. 5.45% 3/1/2034	2,550	2,540
	Aon North America, Inc. 5.75% 3/1/2054	1,163	1,138
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,970
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]	1,400	1,284
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[7]	1,970	1,933
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]	4,295	4,010
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]	2,635	2,573
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]	4,758	4,752
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]	2,773	2,461
	Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]	4,291	4,382
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]	4,902	4,240
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]	257	212
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	20,927	17,128
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]	36,155	29,609
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]	4,850	4,876
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]	1,858	1,847
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]	2,378	2,348
	Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,377
	Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,864
	Block, Inc. 2.75% 6/1/2026	USD1,975	1,867
	Block, Inc. 3.50% 6/1/2031	825	712
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]	13,134	12,214
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]	3,594	3,138
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[6,7]	7,416	7,389

145	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BPCE SA 5.15% 7/21/2024[6]	USD5,481	$5,476
	BPCE SA 1.625% 1/14/2025[6]	2,980	2,915
	BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]	4,729	4,476
	BPCE SA 0.895% 12/14/2026	JPY100,000	620
	BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD2,150	2,152
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]	5,000	5,186
	BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]	6,195	6,141
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]	4,503	4,487
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]	1,285	1,283
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[6,7]	980	999
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,7]	1,952	1,984
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]	9,440	9,404
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]	1,900	2,008
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]	3,953	3,964
	Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,647
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]	2,430	2,409
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]	515	513
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]	4,352	4,374
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]	1,204	1,236
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]	3,985	4,010
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]	2,445	2,478
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[7]	2,180	2,268
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[7]	1,776	1,812
	Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[7]	4,795	4,995
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	438
	Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,956
	Chubb INA Holdings, LLC 5.00% 3/15/2034	2,875	2,848
	Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,741
	Citibank, NA 5.803% 9/29/2028	4,100	4,213
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,772
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]	10,629	10,569
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[7]	2,714	2,418
	Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]	42	35
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]	990	841
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	3,090	2,754
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]	140	142
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]	11,170	11,137
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]	1,733	1,792
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,746
	Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,314
	Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,550
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	298
	Corebridge Financial, Inc. 4.40% 4/5/2052	415	327
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]	4,450	4,284
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]	2,450	2,285
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]	2,990	2,747
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]	2,975	2,881
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[7]	3,673	3,642
	Deutsche Bank AG 4.10% 1/13/2026	7,305	7,148
	Deutsche Bank AG 4.10% 1/13/2026	857	842
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	27,047	25,676
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]	17,595	16,275
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]	8,853	9,140
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]	4,775	4,968

American Funds Insurance Series	146

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]	USD4,550	$4,007
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]	3,235	2,729
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]	1,200	1,113
	Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR1,845	1,906
	Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]	4,230	4,292
	Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]	3,855	4,491
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]	12,035	13,596
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]	100	108
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD205	210
	Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]	8,660	8,588
	Five Corners Funding Trust III 5.791% 2/15/2033[6]	942	959
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]	3,030	2,828
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]	13,275	12,196
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]	12,997	12,005
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]	3,703	3,455
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]	5,534	5,293
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[7]	5,114	4,999
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[7]	7,324	6,951
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[7]	1,950	2,036
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]	28,930	29,450
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]	10,662	9,109
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]	9,975	10,222
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]	3,160	2,221
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]	14,232	12,514
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[7]	5,250	4,395
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]	4,463	3,713
	HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]	2,000	2,012
	ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]	1,680	1,699
	ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[7]	840	867
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,098
	Intesa Sanpaolo SpA 3.25% 9/23/2024[6]	770	765
	Intesa Sanpaolo SpA 5.71% 1/15/2026[6]	15,400	15,261
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	6,250	5,921
	Intesa Sanpaolo SpA 3.875% 1/12/2028[6]	1,986	1,863
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	5,100	5,333
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	705	645
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[7]	2,435	2,390
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]	3,272	3,229
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]	323	301
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]	1,400	1,425
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]	20,786	20,677
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[7]	6,538	6,159
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]	3,355	3,383
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]	11,980	11,532
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[7]	2,240	2,248
	JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]	14,663	14,553
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]	6,480	6,584
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	5,031	4,094
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]	5,313	4,426
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[7]	553	472
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]	1,874	1,867
	JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[7]	3,741	3,970
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]	2,100	2,155
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]	2,415	2,255

147	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]	USD1,375	$1,385
	KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[6,7]	5,875	6,103
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]	4,683	4,727
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]	2,675	2,621
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]	1,625	1,635
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]	200	200
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[7]	2,705	2,744
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]	810	807
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]	3,750	3,947
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[7]	5,900	5,463
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	490	500
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]	1,405	1,508
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,414
	MetLife, Inc. 5.375% 7/15/2033	1,279	1,290
	Metropolitan Life Global Funding I 5.40% 9/12/2028[6]	840	854
	Metropolitan Life Global Funding I 4.85% 1/8/2029[6]	2,050	2,034
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	619	612
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[7]	2,960	2,919
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]	6,200	5,739
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]	2,225	2,049
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]	1,430	1,439
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]	763	752
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]	1,367	1,266
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]	1,701	1,724
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]	2,020	2,019
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[7]	2,300	2,296
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]	13,336	12,331
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	21,869	21,803
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]	4,600	4,590
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]	22,087	22,466
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	3,031	2,434
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]	11,313	11,260
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]	19,472	19,968
	Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,810
	MSCI, Inc. 3.25% 8/15/2033[6]	695	575
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]	3,555	3,565
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]	2,170	2,173
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[7]	1,140	1,166
	Navient Corp. 6.75% 6/25/2025	425	425
	Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]	2,090	2,077
	OneMain Finance Corp. 7.125% 3/15/2026	250	254
	Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR355	407

American Funds Insurance Series	148

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]	EUR1,135	$1,303
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD4,594	4,646
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]	12,265	13,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]	635	639
	Royal Bank of Canada 4.90% 1/12/2028	360	357
	Royal Bank of Canada 4.95% 2/1/2029	1,360	1,354
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,541
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]	5,100	5,197
	Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029)[7]	4,100	4,133
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]	546	542
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]	1,640	1,521
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]	6,337	6,265
	Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,442
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,020
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,068
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	383
	Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]	1,400	1,428
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[7,10]	1,530	8
	Swedbank AB 6.136% 9/12/2026[6]	2,100	2,136
	Synchrony Financial 2.875% 10/28/2031	3,385	2,716
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	1,855	1,879
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]	1,370	1,380
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]	2,605	2,556
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]	2,396	2,545
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]	1,741	1,737
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]	1,586	1,599
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]	2,440	2,430
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]	2,115	2,070
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]	7,300	7,321
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]	3,119	2,958
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]	1,712	1,737
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[7]	3,030	3,043
	UBS AG 7.50% 2/15/2028	2,445	2,617
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,7]	850	844
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]	7,609	7,355
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]	11,200	10,451
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]	6,623	6,078
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	17,490	17,459
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]	14,459	14,525
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]	9,636	8,999
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]	1,392	1,119
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]	7,869	6,715
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]	4,038	3,301
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[6,7]	9,662	10,144
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]	5,000	6,030
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[6,7]	1,250	1,249
	UniCredit SpA 4.625% 4/12/2027[6]	1,395	1,361
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	435
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]	3,524	3,472

149	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]	USD6,615	$6,311
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]	5,650	5,700
	Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]	1,003	924
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]	13,490	13,307
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]	2,545	2,569
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]	10,406	10,291
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]	188	188
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]	4,062	4,332
	Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]	3,133	3,123
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]	5,719	4,891
	Willis North America, Inc. 4.65% 6/15/2027	930	914
	Willis North America, Inc. 5.90% 3/5/2054	270	262
			1,079,704

Health care 4.79%
	AbbVie, Inc. 5.05% 3/15/2034	18,501	18,454
	AbbVie, Inc. 5.35% 3/15/2044	800	791
	AbbVie, Inc. 5.40% 3/15/2054	15,770	15,605
	AbbVie, Inc. 5.50% 3/15/2064	550	543
	Amgen, Inc. 5.507% 3/2/2026	725	725
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,326
	Amgen, Inc. 4.05% 8/18/2029	7,429	7,108
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,476
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,876
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,881
	Amgen, Inc. 5.25% 3/2/2033	20,793	20,743
	Amgen, Inc. 4.875% 3/1/2053	3,360	2,961
	Amgen, Inc. 4.40% 2/22/2062	196	156
	AstraZeneca Finance, LLC 4.90% 2/26/2031	5,760	5,747
	AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,889
	Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	830	622
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,205
	Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	4,963
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,620
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,006
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	18,021	17,991
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	421
	Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,238
	Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	1,870
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,668
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	5,205	5,089
	Centene Corp. 4.25% 12/15/2027	14,860	14,200
	Centene Corp. 2.45% 7/15/2028	12,410	11,028
	Centene Corp. 4.625% 12/15/2029	14,945	14,146
	Centene Corp. 3.375% 2/15/2030	15,718	13,963
	Centene Corp. 2.50% 3/1/2031	9,750	8,009
	Centene Corp. 2.625% 8/1/2031	4,400	3,618
	Cigna Group (The) 5.125% 5/15/2031	2,095	2,081
	Cigna Group (The) 5.25% 2/15/2034	3,745	3,695
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,702
	CVS Health Corp. 5.25% 1/30/2031	960	950
	CVS Health Corp. 5.55% 6/1/2031	3,707	3,711
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,073
	CVS Health Corp. 5.70% 6/1/2034	7,706	7,688
	CVS Health Corp. 5.625% 2/21/2053	40	37
	CVS Health Corp. 5.875% 6/1/2053	4,897	4,696
	CVS Health Corp. 6.05% 6/1/2054	1,995	1,958
	CVS Health Corp. 6.00% 6/1/2063	1,344	1,288
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,508

American Funds Insurance Series	150

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Elevance Health, Inc. 4.10% 5/15/2032	USD6,161	$5,719
	Elevance Health, Inc. 4.75% 2/15/2033	887	857
	Elevance Health, Inc. 4.55% 5/15/2052	271	227
	Elevance Health, Inc. 5.125% 2/15/2053	784	722
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,961
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	213
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	234
	Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,366
	Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	4,974
	HCA, Inc. 5.20% 6/1/2028	4,165	4,150
	HCA, Inc. 2.375% 7/15/2031	2,233	1,834
	HCA, Inc. 3.625% 3/15/2032	2,400	2,115
	HCA, Inc. 4.625% 3/15/2052	226	183
	Humana, Inc. 5.375% 4/15/2031	2,078	2,068
	Humana, Inc. 5.75% 4/15/2054	954	920
	Johnson & Johnson 4.80% 6/1/2029	3,970	4,002
	Johnson & Johnson 4.90% 6/1/2031	4,175	4,217
	Johnson & Johnson 4.95% 6/1/2034	6,880	6,963
	Johnson & Johnson 5.25% 6/1/2054	3,390	3,407
	Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	719
	Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,490
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,428
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,839
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,351
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,742
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,426
	Roche Holdings, Inc. 1.93% 12/13/2028[6]	7,545	6,662
	Roche Holdings, Inc. 2.076% 12/13/2031[6]	9,309	7,603
	Roche Holdings, Inc. 2.607% 12/13/2051[6]	645	394
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,844
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,153
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	64,674
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,483
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	32,644
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,331
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	396
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,557
	UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	960
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	794
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	393
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	61
			534,012

Utilities 4.13%
	AEP Texas, Inc. 3.45% 5/15/2051	1,380	909
	Alabama Power Co. 3.00% 3/15/2052	3,219	2,088
	Alfa Desarrollo SpA 4.55% 9/27/2051[6]	998	750
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	438
	Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,165
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	846
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	2,400	2,251
	Comision Federal de Electricidad 4.688% 5/15/2029[6]	3,655	3,425
	Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,453
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,353
	Consumers Energy Co. 3.10% 8/15/2050	939	647
	DTE Energy Co. 5.10% 3/1/2029	7,900	7,838
	DTE Energy Co. 3.00% 3/1/2032	259	224
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	316
	Duke Energy Florida, LLC 5.875% 11/15/2033	370	385
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	3,996

151	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Duke Energy Florida, LLC 3.00% 12/15/2051	USD293	$184
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	586
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,577
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,451
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	371
	Edison International 4.95% 4/15/2025	175	174
	Edison International 5.75% 6/15/2027	3,181	3,210
	Edison International 4.125% 3/15/2028	4,253	4,065
	Edison International 5.25% 11/15/2028	50	50
	Edison International 5.45% 6/15/2029	4,525	4,525
	Edison International 6.95% 11/15/2029	2,425	2,580
	Electricité de France SA 5.65% 4/22/2029[6]	1,420	1,433
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR2,800	2,711
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD1,575	1,717
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,634
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	1,310	1,249
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,005
	Entergy Louisiana, LLC 4.75% 9/15/2052	395	341
	Eversource Energy 5.00% 1/1/2027	3,415	3,389
	Eversource Energy 5.50% 1/1/2034	2,700	2,650
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,902
	FirstEnergy Corp. 2.65% 3/1/2030	10,149	8,829
	FirstEnergy Corp. 2.25% 9/1/2030	12,602	10,562
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,694
	Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,517
	Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,626
	Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,537
	Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,400
	Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,056
	Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,211
	Georgia Power Co. 4.65% 5/16/2028	1,050	1,034
	Georgia Power Co. 4.95% 5/17/2033	1,845	1,800
	Georgia Power Co. 5.25% 3/15/2034	3,200	3,191
	Georgia Power Co. 3.70% 1/30/2050	190	140
	Jersey Central Power & Light Co. 2.75% 3/1/2032[6]	525	434
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[6]	425	409
	Monongahela Power Co. 3.55% 5/15/2027[6]	1,700	1,621
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,341
	NiSource, Inc. 5.40% 6/30/2033	650	644
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,993
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	26,542
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,391
	Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,268
	Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	903
	Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,459
	Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,325
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	12,926
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,651
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,165	3,241
	Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	33,612
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	17,814
	Pacific Gas and Electric Co. 6.15% 1/15/2033	518	527
	Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	12,745
	Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,011
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,057
	Pacific Gas and Electric Co. 3.75% 8/15/2042	442	319
	Pacific Gas and Electric Co. 4.95% 7/1/2050	1,627	1,346
	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,750

American Funds Insurance Series	152

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	PacifiCorp 5.10% 2/15/2029	USD7,150	$7,148
	PacifiCorp 5.30% 2/15/2031	1,915	1,910
	PacifiCorp 5.45% 2/15/2034	8,920	8,815
	PacifiCorp 3.30% 3/15/2051	325	210
	PacifiCorp 2.90% 6/15/2052	586	346
	PacifiCorp 5.35% 12/1/2053	1,748	1,587
	PacifiCorp 5.50% 5/15/2054	8,738	8,124
	PacifiCorp 5.80% 1/15/2055	7,735	7,496
	Public Service Company of Colorado 5.35% 5/15/2034	4,000	3,968
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,462
	Public Service Company of Colorado 5.75% 5/15/2054	1,975	1,952
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,557
	Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,203
	Puget Energy, Inc. 3.65% 5/15/2025	300	294
	Southern California Edison Co. 4.90% 6/1/2026	1,177	1,168
	Southern California Edison Co. 4.70% 6/1/2027	404	399
	Southern California Edison Co. 5.30% 3/1/2028	4,000	4,009
	Southern California Edison Co. 4.20% 3/1/2029	8,211	7,863
	Southern California Edison Co. 5.15% 6/1/2029	924	923
	Southern California Edison Co. 2.85% 8/1/2029	6,945	6,241
	Southern California Edison Co. 2.50% 6/1/2031	5,044	4,236
	Southern California Edison Co. 5.45% 6/1/2031	3,350	3,375
	Southern California Edison Co. 5.20% 6/1/2034	4,950	4,835
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,640
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,395
	Southern California Edison Co. 5.625% 2/1/2036	7,051	7,046
	Southern California Edison Co. 3.60% 2/1/2045	2,417	1,770
	Southern California Edison Co. 3.65% 2/1/2050	14,600	10,389
	Southern California Edison Co. 2.95% 2/1/2051	151	94
	Southern California Edison Co. 3.65% 6/1/2051	354	250
	Southern California Edison Co. 3.45% 2/1/2052	515	350
	Southern California Edison Co. 5.75% 4/15/2054	575	563
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,341
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,311
	Southwestern Public Service Co. 6.00% 6/1/2054	25	25
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,117
	WEC Energy Group, Inc. 5.60% 9/12/2026	400	402
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	420
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	771
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	232
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,526
	Xcel Energy, Inc. 1.75% 3/15/2027	4,363	3,971
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,506
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,304
	Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,169
			459,527

Consumer discretionary 3.09%
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	335	306
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,440
	Amazon.com, Inc. 3.45% 4/13/2029	600	569
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,736
	Amazon.com, Inc. 4.10% 4/13/2062	470	376
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	255	233
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	747
	BMW US Capital, LLC 3.45% 4/1/2027[6]	1,075	1,031
	BMW US Capital, LLC 3.70% 4/1/2032[6]	1,350	1,223
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[6]	4,950	4,863
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]	794	788
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	3,567	3,416

153	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]	USD1,320	$1,314
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	832	839
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	3,230	2,879
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	8,174	6,750
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	691	693
	Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]	246	244
	Ford Motor Co. 3.25% 2/12/2032	620	513
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,842
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	869
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	770
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	188
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,066
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,146
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,492
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	474
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	37,530
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,745
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	7,549	7,870
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,092
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	788
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	939
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,719
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,524
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,296
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,068
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	3,967
	Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,048
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	727
	General Motors Co. 6.125% 10/1/2025	22,221	22,345
	General Motors Co. 5.40% 4/1/2048	5,200	4,657
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,238
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,219
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,044
	Grand Canyon University 4.125% 10/1/2024	4,190	4,174
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	528	554
	Home Depot, Inc. 2.95% 6/15/2029	1,966	1,802
	Home Depot, Inc. 4.75% 6/25/2029	1,849	1,839
	Home Depot, Inc. 4.85% 6/25/2031	2,559	2,540
	Home Depot, Inc. 4.95% 6/25/2034	4,749	4,701
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,660
	Home Depot, Inc. 5.30% 6/25/2054	2,234	2,183
	Hyundai Capital America 1.00% 9/17/2024[6]	605	599
	Hyundai Capital America 2.65% 2/10/2025[6]	11,383	11,171
	Hyundai Capital America 1.80% 10/15/2025[6]	13,274	12,651
	Hyundai Capital America 6.25% 11/3/2025[6]	825	832
	Hyundai Capital America 1.30% 1/8/2026[6]	6,000	5,633
	Hyundai Capital America 5.50% 3/30/2026[6]	705	705
	Hyundai Capital America 1.50% 6/15/2026[6]	7,475	6,930
	Hyundai Capital America 1.65% 9/17/2026[6]	7,275	6,702
	Hyundai Capital America 3.00% 2/10/2027[6]	9,000	8,494
	Hyundai Capital America 5.275% 6/24/2027[6]	1,650	1,643
	Hyundai Capital America 2.375% 10/15/2027[6]	7,543	6,882
	Hyundai Capital America 5.60% 3/30/2028[6]	1,385	1,395
	Hyundai Capital America 5.30% 6/24/2029[6]	1,523	1,515
	Hyundai Capital America 5.40% 6/24/2031[6]	3,365	3,338
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]	3,695	3,451
	Marriott International, Inc. 5.75% 5/1/2025	190	190
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,460
	Marriott International, Inc. 4.90% 4/15/2029	653	646
	McDonald’s Corp. 5.00% 5/17/2029	2,184	2,182
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,131

American Funds Insurance Series	154

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 3.60% 7/1/2030	USD1,014	$939
	McDonald’s Corp. 5.20% 5/17/2034	2,786	2,798
	McDonald’s Corp. 4.45% 3/1/2047	3,535	2,968
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,131
	McDonald’s Corp. 5.15% 9/9/2052	509	470
	Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[6]	3,167	2,825
	Sands China, Ltd. 2.30% 3/8/2027	2,368	2,159
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	825	836
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	4,849	4,010
	Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,669	2,792
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,558
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,589
	Toyota Motor Credit Corp. 5.55% 11/20/2030	690	709
	Travel + Leisure Co. 6.625% 7/31/2026[6]	675	680
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[6]	546	542
	Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]	5,190	5,445
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]	410	390
			344,467

Energy 2.50%
	Antero Resources Corp. 5.375% 3/1/2030[6]	280	271
	Apache Corp. 4.625% 11/15/2025	645	637
	Apache Corp. 4.25% 1/15/2030	2,465	2,302
	Apache Corp. 5.10% 9/1/2040	1,664	1,421
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,055
	BP Capital Markets America, Inc. 4.893% 9/11/2033	3,701	3,601
	BP Capital Markets America, Inc. 3.001% 3/17/2052	710	456
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	726
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,736
	Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,246
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,457
	Cenovus Energy, Inc. 5.25% 6/15/2037	289	277
	Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,118
	Cenovus Energy, Inc. 3.75% 2/15/2052	19	13
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	800
	Chevron Corp. 2.954% 5/16/2026	3,365	3,239
	Chevron Corp. 3.078% 5/11/2050	692	473
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	1,400	1,501
	Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]	268	274
	ConocoPhillips Co. 3.80% 3/15/2052	15	11
	ConocoPhillips Co. 5.30% 5/15/2053	6,279	5,965
	ConocoPhillips Co. 5.55% 3/15/2054	1,708	1,682
	Devon Energy Corp. 4.50% 1/15/2030	5,197	5,003
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,646
	Diamondback Energy, Inc. 5.15% 1/30/2030	415	413
	Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,184
	Diamondback Energy, Inc. 5.75% 4/18/2054	902	875
	DT Midstream, Inc. 4.125% 6/15/2029[6]	555	513
	Ecopetrol SA 4.625% 11/2/2031	270	221
	Ecopetrol SA 8.875% 1/13/2033	15,110	15,615
	Enbridge, Inc. 6.20% 11/15/2030	1,650	1,733
	Enbridge, Inc. 6.70% 11/15/2053	1,167	1,275
	Energy Transfer, LP 5.25% 7/1/2029	979	974
	Energy Transfer, LP 6.40% 12/1/2030	479	504
	Energy Transfer, LP 5.60% 9/1/2034	2,168	2,155
	Energy Transfer, LP 6.05% 9/1/2054	1,095	1,081
	Eni SpA 5.50% 5/15/2034[6]	359	356
	Eni SpA 5.95% 5/15/2054[6]	222	218
	EQT Corp. 7.25% 2/1/2030[7]	7,500	7,964
	Equinor ASA 3.625% 9/10/2028	4,928	4,708

155	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Equinor ASA 3.125% 4/6/2030	USD20,000	$18,245
	Equinor ASA 3.25% 11/18/2049	5,687	3,982
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,476
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	913
	Kinder Morgan, Inc. 5.00% 2/1/2029	1,752	1,733
	Kinder Morgan, Inc. 5.40% 2/1/2034	3,888	3,830
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,008
	Occidental Petroleum Corp. 6.125% 1/1/2031	759	777
	Occidental Petroleum Corp. 6.45% 9/15/2036	3,330	3,480
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]	6	6
	Oleoducto Central SA 4.00% 7/14/2027[6]	1,715	1,591
	Oleoducto Central SA 4.00% 7/14/2027	350	325
	ONEOK, Inc. 5.55% 11/1/2026	736	739
	ONEOK, Inc. 5.65% 11/1/2028	467	474
	ONEOK, Inc. 6.05% 9/1/2033	5,098	5,251
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,986
	Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,103
	Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,487
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	19,839
	Petroleos Mexicanos 6.50% 3/13/2027	35,154	33,519
	Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,173
	Petroleos Mexicanos 8.75% 6/2/2029	14,185	13,942
	Petroleos Mexicanos 6.84% 1/23/2030	11,164	9,835
	Petroleos Mexicanos 5.95% 1/28/2031	4,681	3,775
	Petroleos Mexicanos 6.70% 2/16/2032	15,755	13,201
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,028
	Shell International Finance BV 2.75% 4/6/2030	377	336
	Southwestern Energy Co. 5.70% 1/23/2025[7]	495	495
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	831
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,490
	Williams Companies, Inc. 4.90% 3/15/2029	2,735	2,699
	Williams Companies, Inc. 5.15% 3/15/2034	3,711	3,622
			278,890

Industrials 2.14%
	ADT Security Corp. 4.125% 8/1/2029[6]	510	471
	Air Lease Corp. 0.80% 8/18/2024	3,175	3,154
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,763
	Air Lease Corp. 2.20% 1/15/2027	4,341	4,010
	Air Lease Corp. 5.20% 7/15/2031	3,650	3,568
	BAE Systems PLC 5.00% 3/26/2027[6]	1,200	1,192
	BAE Systems PLC 5.125% 3/26/2029[6]	3,482	3,467
	BAE Systems PLC 5.25% 3/26/2031[6]	2,156	2,151
	BAE Systems PLC 5.30% 3/26/2034[6]	570	565
	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[7,9]	1,680	1,687
	Boeing Co. 4.875% 5/1/2025	21,607	21,382
	Boeing Co. 2.75% 2/1/2026	11,211	10,659
	Boeing Co. 2.196% 2/4/2026	9,781	9,197
	Boeing Co. 2.70% 2/1/2027	6,473	5,969
	Boeing Co. 5.04% 5/1/2027	13,539	13,245
	Boeing Co. 6.259% 5/1/2027[6]	4,214	4,244
	Boeing Co. 3.25% 2/1/2028	11,810	10,819
	Boeing Co. 3.25% 3/1/2028	1,925	1,756
	Boeing Co. 6.298% 5/1/2029[6]	1,507	1,529
	Boeing Co. 5.15% 5/1/2030	25,342	24,343
	Boeing Co. 3.625% 2/1/2031	751	658
	Boeing Co. 6.388% 5/1/2031[6]	5,632	5,736
	Boeing Co. 6.528% 5/1/2034[6]	1,381	1,415
	Canadian National Railway Co. 5.85% 11/1/2033	465	492

American Funds Insurance Series	156

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Canadian National Railway Co. 6.125% 11/1/2053	USD137	$152
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	984
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,520
	Carrier Global Corp. 2.722% 2/15/2030	292	258
	Carrier Global Corp. 2.70% 2/15/2031	292	251
	Carrier Global Corp. 5.90% 3/15/2034	1,345	1,404
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,389
	Carrier Global Corp. 3.577% 4/5/2050	138	100
	Carrier Global Corp. 6.20% 3/15/2054	827	886
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	1,260	1,244
	CSX Corp. 4.10% 11/15/2032	1,886	1,762
	CSX Corp. 5.20% 11/15/2033	1,333	1,337
	CSX Corp. 4.50% 11/15/2052	4,470	3,825
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	978	909
	General Dynamics Corp. 3.75% 5/15/2028	479	461
	General Dynamics Corp. 3.625% 4/1/2030	387	363
	Honeywell International, Inc. 4.875% 9/1/2029	270	270
	Honeywell International, Inc. 4.95% 9/1/2031	270	270
	Honeywell International, Inc. 5.00% 3/1/2035	400	397
	Honeywell International, Inc. 5.25% 3/1/2054	400	388
	Honeywell International, Inc. 5.35% 3/1/2064	400	389
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	665	667
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	809
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	1,463	1,463
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	176	177
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	968
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,176	1,187
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	400	403
	L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,123
	Lockheed Martin Corp. 4.50% 2/15/2029	1,174	1,156
	Lockheed Martin Corp. 4.80% 8/15/2034	2,393	2,338
	Lockheed Martin Corp. 5.20% 2/15/2064	600	568
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	2,690	2,572
	Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,732
	Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,392
	Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,808
	Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,012
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,308
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	RTX Corp. 5.75% 11/8/2026	550	556
	RTX Corp. 3.125% 5/4/2027	4,551	4,315
	RTX Corp. 4.125% 11/16/2028	4,974	4,790
	RTX Corp. 5.75% 1/15/2029	410	421
	RTX Corp. 6.00% 3/15/2031	550	573
	RTX Corp. 2.375% 3/15/2032	451	370
	RTX Corp. 6.10% 3/15/2034	401	422
	RTX Corp. 2.82% 9/1/2051	665	405
	RTX Corp. 3.03% 3/15/2052	1,190	759
	RTX Corp. 6.40% 3/15/2054	1,006	1,098
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	2,550	2,115
	Triton Container International, Ltd. 3.15% 6/15/2031[6]	2,482	2,065
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,063
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,900
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,952
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,527
	Union Pacific Corp. 3.25% 2/5/2050	7,000	4,892
	Union Pacific Corp. 2.95% 3/10/2052	1,405	905
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,483
	Veralto Corp. 5.50% 9/18/2026[6]	350	350
	Veralto Corp. 5.35% 9/18/2028[6]	2,450	2,461
	Veralto Corp. 5.45% 9/18/2033[6]	1,680	1,678

157	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Waste Management, Inc. 1.50% 3/15/2031	USD419	$336
	Waste Management, Inc. 4.15% 4/15/2032	688	648
	Waste Management, Inc. 4.875% 2/15/2034	2,830	2,775
			238,588

Communication services 1.60%
	AT&T, Inc. 1.70% 3/25/2026	17,807	16,722
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,175
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,276
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,141
	AT&T, Inc. 5.40% 2/15/2034	629	629
	CCO Holdings, LLC 5.125% 5/1/2027[6]	4,800	4,613
	CCO Holdings, LLC 4.75% 2/1/2032[6]	1,265	1,037
	CCO Holdings, LLC 4.25% 1/15/2034[6]	3,875	2,945
	Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,365
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,953
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	963
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,184
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	656
	Comcast Corp. 3.15% 2/15/2028	7,200	6,765
	Comcast Corp. 4.55% 1/15/2029	1,610	1,585
	Comcast Corp. 4.80% 5/15/2033	1,841	1,793
	Comcast Corp. 2.887% 11/1/2051	18	11
	Comcast Corp. 5.35% 5/15/2053	3,455	3,314
	Comcast Corp. 5.50% 5/15/2064	250	241
	Lumen Technologies, Inc. 4.00% 2/15/2027[6]	6,756	3,482
	Netflix, Inc. 5.875% 11/15/2028	5,970	6,153
	Netflix, Inc. 5.375% 11/15/2029[6]	7,416	7,491
	News Corp. 5.125% 2/15/2032[6]	1,300	1,234
	SBA Tower Trust 1.631% 11/15/2026[6]	6,741	6,127
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	675	610
	Sprint, LLC 7.625% 2/15/2025	1,305	1,314
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,221
	T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,204
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,807
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	700
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	173
	T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,692
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,208
	T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	12,766
	T-Mobile USA, Inc. 5.05% 7/15/2033	832	814
	T-Mobile USA, Inc. 5.75% 1/15/2034	730	751
	T-Mobile USA, Inc. 5.15% 4/15/2034	2,085	2,050
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,504
	T-Mobile USA, Inc. 6.00% 6/15/2054	920	952
	T-Mobile USA, Inc. 5.50% 1/15/2055	406	392
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,497
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,403
	Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,289
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,269
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	830
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,095
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,395
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,382
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,009
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,069
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	98

American Funds Insurance Series	158

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD719	$585
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,408	4,213
	ZipRecruiter, Inc. 5.00% 1/15/2030[6]	490	426
			178,573

Consumer staples 1.29%
	7-Eleven, Inc. 1.80% 2/10/2031[6]	2,923	2,342
	7-Eleven, Inc. 2.80% 2/10/2051[6]	5,000	2,983
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,513
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,600
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,754
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,809
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,109
	BAT Capital Corp. 6.343% 8/2/2030	2,210	2,305
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,539
	BAT Capital Corp. 6.421% 8/2/2033	4,665	4,880
	BAT Capital Corp. 7.079% 8/2/2043	1,323	1,395
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,590
	BAT Capital Corp. 5.65% 3/16/2052	120	107
	BAT International Finance PLC 3.95% 6/15/2025[6]	16,879	16,606
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,815
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,833
	Campbell Soup Co. 5.20% 3/21/2029	726	727
	Campbell Soup Co. 5.40% 3/21/2034	534	531
	Conagra Brands, Inc. 5.30% 11/1/2038	436	411
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,163
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,221
	Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,902
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,712
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,378
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,714
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	569
	J. M. Smucker Co. (The) 6.20% 11/15/2033	701	737
	J. M. Smucker Co. (The) 6.50% 11/15/2053	310	333
	JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,793
	JBS USA Holding Lux SARL 3.00% 2/2/2029	2,092	1,868
	PepsiCo, Inc. 1.95% 10/21/2031	4,763	3,914
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,489
	Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,824
	Philip Morris International, Inc. 5.125% 2/15/2030	982	979
	Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,628
	Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,633
	Philip Morris International, Inc. 4.875% 11/15/2043	4,407	3,890
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,403
	Walmart, Inc. 4.10% 4/15/2033	1,479	1,410
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,131
			143,408

Real estate 0.82%
	American Tower Corp. 3.65% 3/15/2027	1,375	1,317
	Boston Properties, LP 2.90% 3/15/2030	955	811
	Boston Properties, LP 3.25% 1/30/2031	463	392
	Boston Properties, LP 2.55% 4/1/2032	1,674	1,306
	Boston Properties, LP 2.45% 10/1/2033	1,335	990
	Boston Properties, LP 6.50% 1/15/2034	10,849	11,042
	COPT Defense Properties, LP 2.00% 1/15/2029	1,139	966
	COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,280
	COPT Defense Properties, LP 2.90% 12/1/2033	564	444
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]	395	333

159	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Crown Castle, Inc. 5.00% 1/11/2028	USD4,874	$4,817
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,406
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,610
	Equinix, Inc. 3.20% 11/18/2029	887	799
	Equinix, Inc. 3.90% 4/15/2032	1,155	1,051
	FibraSOMA 4.375% 7/22/2031[6]	1,475	1,181
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,755	1,670
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	2,755	2,467
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	3,135	2,702
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	680
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,059
	Iron Mountain, Inc. 5.25% 3/15/2028[6]	3,020	2,925
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	675	642
	Kilroy Realty, LP 6.25% 1/15/2036	1,994	1,894
	Prologis, LP 4.875% 6/15/2028	1,040	1,035
	Prologis, LP 4.75% 6/15/2033	1,409	1,359
	Prologis, LP 5.125% 1/15/2034	6,175	6,105
	Prologis, LP 5.00% 3/15/2034	360	352
	Prologis, LP 5.25% 6/15/2053	117	110
	Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,457
	Scentre Group Trust 1 3.50% 2/12/2025[6]	4,015	3,960
	Service Properties Trust 3.95% 1/15/2028	1,710	1,434
	Service Properties Trust 8.625% 11/15/2031[6]	3,040	3,171
	VICI Properties, LP 4.375% 5/15/2025	670	662
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,690
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,325
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,218
	VICI Properties, LP 5.625% 5/15/2052	388	350
			91,012

Information technology 0.33%
	Analog Devices, Inc. 2.10% 10/1/2031	270	224
	Analog Devices, Inc. 5.05% 4/1/2034	717	714
	Analog Devices, Inc. 2.80% 10/1/2041	521	367
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,774
	Broadcom, Inc. 4.00% 4/15/2029[6]	609	580
	Broadcom, Inc. 4.15% 4/15/2032[6]	630	582
	Broadcom, Inc. 3.469% 4/15/2034[6]	11,652	9,937
	Broadcom, Inc. 3.137% 11/15/2035[6]	847	679
	Broadcom, Inc. 4.926% 5/15/2037[6]	2,879	2,709
	Cisco Systems, Inc. 4.85% 2/26/2029	1,819	1,819
	Cisco Systems, Inc. 4.95% 2/26/2031	991	991
	Cisco Systems, Inc. 5.05% 2/26/2034	843	843
	Cisco Systems, Inc. 5.30% 2/26/2054	784	768
	Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,316
	Oracle Corp. 1.65% 3/25/2026	4,867	4,564
	ServiceNow, Inc. 1.40% 9/1/2030	1,760	1,430
			36,297

Materials 0.13%
	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,078
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	138
	Braskem Netherlands Finance BV 7.25% 2/13/2033[6]	700	660
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,919
	Celanese US Holdings, LLC 6.35% 11/15/2028	495	509
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	306
	Celanese US Holdings, LLC 6.55% 11/15/2030	465	486
	Celanese US Holdings, LLC 6.379% 7/15/2032	800	823
	Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,084
	Dow Chemical Co. (The) 5.15% 2/15/2034	659	645

American Funds Insurance Series	160

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Dow Chemical Co. (The) 5.55% 11/30/2048	USD142	$135
	Dow Chemical Co. (The) 6.90% 5/15/2053	62	69
	Dow Chemical Co. (The) 5.60% 2/15/2054	504	485
	Eastman Chemical Co. 5.625% 2/20/2034	861	856
	Methanex Corp. 5.125% 10/15/2027	510	492
	NOVA Chemicals Corp. 8.50% 11/15/2028[6]	205	218
	NOVA Chemicals Corp. 4.25% 5/15/2029[6]	425	375
	OCI NV 6.70% 3/16/2033[6]	1,150	1,136
	POSCO 5.75% 1/17/2028[6]	745	755
			14,169

Municipals 0.01%
	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]	730	551
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	565	417
			968
	Total corporate bonds, notes & loans		3,399,615
U.S. Treasury bonds & notes 17.41%
U.S. Treasury 16.38%
	U.S. Treasury 3.875% 3/31/2025	81,282	80,490
	U.S. Treasury 4.625% 6/30/2025	67,785	67,462
	U.S. Treasury 3.00% 7/15/2025	97,643	95,593
	U.S. Treasury 5.00% 9/30/2025	1,090	1,090
	U.S. Treasury 5.00% 10/31/2025	27,980	27,983
	U.S. Treasury 2.25% 11/15/2025	6,785	6,543
	U.S. Treasury 4.00% 12/15/2025	42,800	42,253
	U.S. Treasury 4.25% 12/31/2025	4,994	4,946
	U.S. Treasury 3.625% 5/15/2026	1,926	1,887
	U.S. Treasury 4.125% 6/15/2026	205	203
	U.S. Treasury 4.625% 6/30/2026	58,280	58,169
	U.S. Treasury 4.375% 8/15/2026	265	263
	U.S. Treasury 0.75% 8/31/2026	8,871	8,160
	U.S. Treasury 4.625% 11/15/2026	3,589	3,587
	U.S. Treasury 4.00% 1/15/2027	3,741	3,686
	U.S. Treasury 1.875% 2/28/2027	4,000	3,732
	U.S. Treasury 2.625% 5/31/2027	43,530	41,283
	U.S. Treasury 4.625% 6/15/2027	42,298	42,416
	U.S. Treasury 2.25% 11/15/2027	105,830	98,484
	U.S. Treasury 6.125% 11/15/2027	24,000	25,266
	U.S. Treasury 1.125% 2/29/2028	9,895	8,790
	U.S. Treasury 4.00% 2/29/2028	4,750	4,677
	U.S. Treasury 3.625% 3/31/2028	13	13
	U.S. Treasury 1.00% 7/31/2028	5,630	4,917
	U.S. Treasury 1.125% 8/31/2028	13,555	11,874
	U.S. Treasury 5.25% 11/15/2028	5,700	5,900
	U.S. Treasury 2.375% 5/15/2029	4,070	3,717
	U.S. Treasury 4.25% 6/30/2029	294,478	293,144
	U.S. Treasury 3.875% 12/31/2029	44,049	43,006
	U.S. Treasury 4.00% 2/28/2030	38,255	37,565
	U.S. Treasury 3.75% 5/31/2030	13,300	12,882
	U.S. Treasury 4.125% 8/31/2030	11,215	11,072
	U.S. Treasury 4.875% 10/31/2030	92,133	94,735
	U.S. Treasury 1.625% 5/15/2031	1,630	1,368
	U.S. Treasury 4.25% 6/30/2031	9,834	9,800
	U.S. Treasury 4.125% 11/15/2032	114	112
	U.S. Treasury 4.375% 5/15/2034	16,801	16,807
	U.S. Treasury 4.25% 5/15/2039[3]	109,335	106,881
	U.S. Treasury 1.375% 11/15/2040	24,540	15,493
	U.S. Treasury 1.875% 2/15/2041	24,272	16,592
	U.S. Treasury 4.75% 2/15/2041	75,066	77,108

161	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 2.00% 11/15/2041	USD57	$39
	U.S. Treasury 2.375% 2/15/2042	2,701	1,967
	U.S. Treasury 3.25% 5/15/2042	10,848	9,021
	U.S. Treasury 4.625% 5/15/2044	63,845	63,723
	U.S. Treasury 3.00% 2/15/2049[3]	114,305	86,618
	U.S. Treasury 2.875% 5/15/2049	19,228	14,209
	U.S. Treasury 2.875% 5/15/2052	990	726
	U.S. Treasury 4.00% 11/15/2052	8,553	7,795
	U.S. Treasury 4.125% 8/15/2053	6,390	5,954
	U.S. Treasury 4.25% 2/15/2054[3]	256,791	244,626
			1,824,627

U.S. Treasury inflation-protected securities 1.03%
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[11]	23,868	23,845
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,983	2,923
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,370	5,237
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,908	5,625
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,598	48,029
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[3,11]	4,131	3,894
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [4]	— [4]
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[11]	191	108
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	29,407	24,657
			114,318
	Total U.S. Treasury bonds & notes		1,938,945
Asset-backed obligations 5.15%
	ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,6]	62	62
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]	347	349
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]	107	105
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,6]	29	29
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]	1,299	1,304
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]	11,785	11,748
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]	3,485	3,476
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]	2,719	2,723
	Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	507
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,6]	201	201
	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]	4,033	4,067
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]	2,691	2,627
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]	396	387
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	602	603
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	823	811
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,057
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,442
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]	7,689	7,450
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]	2,427	2,306
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]	623	596
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]	1,279	1,241
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]	3,445	3,184
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]	531	490

American Funds Insurance Series	162

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]	USD193	$178
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]	6,724	6,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]	5,059	5,135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]	4,665	4,654
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	50	50
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]	269	252
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]	3,388	3,036
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]	390	348
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	214
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	881	886
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,529
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,420
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	330	330
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	203
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	199
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]	157	157
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]	469	472
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	105	99
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]	172	174
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]	14,639	13,075
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]	5,697	4,953
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]	628	551
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]	341	319
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	18,497	17,537
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]	1,917	1,667
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]	3,362	3,144
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]	364	306
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]	5,994	5,495
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]	1,898	1,697
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,6]	14,984	14,774
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,6]	6,572	6,462
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	8,429	8,381
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]	1,014	1,020
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	1,635	1,646
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]	799	808
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]	1,842	1,663
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]	3,801	3,441
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]	349	307
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]	260	261
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]	247	243
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]	1,176	1,179
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]	566	566
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]	1,237	1,235
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,6]	1,481	1,476
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]	2,797	2,765
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	3,441	3,358
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,6]	39	38
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]	449	438
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,6]	156	156
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]	832	810

163	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]	USD224	$224
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]	819	826
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]	846	866
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]	333	297
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]	897	880
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]	785	777
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]	14,087	14,052
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,6]	154	153
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[1]	24	24
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]	120	120
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	94	94
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]	457	456
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	212	212
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	1,709	1,715
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,612	2,508
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	232
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	5,028	5,082
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	420
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	265
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	769
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	467
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,6]	1,014	1,080
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]	17,063	16,163
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]	1,377	1,271
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]	1,726	1,665
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]	561	560
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]	312	312
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]	454	457
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]	307	310
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	928	927
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	765
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	597
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]	30,070	29,669
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]	1,619	1,583
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]	4,218	4,188
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]	5,833	5,799
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]	1,616	1,473
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]	1,221	1,085
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]	136	113
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]	2,240	2,077
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]	8,003	7,176
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]	2,227	2,011
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]	1,876	1,663
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]	310	310
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]	4,751	4,787
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	1,175	1,174
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]	561	562
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]	507	512
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]	2,257	2,259
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	807
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	101
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	485
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	322
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]	4,815	4,825
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]	2,703	2,781
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]	3,984	4,095
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]	1,600	1,603

American Funds Insurance Series	164

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]	USD948	$958
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	12,703	12,536
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,6]	1,171	1,155
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,6]	810	799
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]	330	330
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]	17,770	16,238
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]	1,264	1,153
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]	859	780
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]	1,174	1,054
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	187
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	161
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	161
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,6]	54	54
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]	584	584
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]	304	300
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]	434	433
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]	706	705
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	1,093	1,094
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]	438	438
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]	1,622	1,630
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]	861	860
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]	615	613
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]	848	854
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]	1,361	1,354
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]	3,223	3,269
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]	714	725
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]	623	628
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]	483	497
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]	123	123
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.586% 7/21/2030[1,2,6]	739	740
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,064
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]	1,265	1,276
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]	7,752	7,759
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8,12]	1,006	1,005
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8,12]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]	3,155	3,173
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	1,993	1,757
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]	1,142	994
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]	714	624
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]	3,880	3,494
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,6]	216	196
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	3,724	3,375
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]	8,519	7,784
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,2,6]	2,767	2,750
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	50,765	45,291
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.555% 7/25/2030[1,2,6]	217	217
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	604
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,6]	70	68
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.486% 4/20/2029[1,2,6]	51	51
PEAC Solutions Receivables, LLC, Series 2024-1, Class A2, 5.79% 6/21/2027[1,6]	4,464	4,475
PFS Financing Corp., Series 2021-B, Class A, 0.77% 8/17/2026[1,6]	7,884	7,833
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]	1,721	1,697

165	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.483% 8/16/2027[1,2,6]	USD1,393	$1,401
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]	1,710	1,722
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]	4,558	4,550
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]	909	914
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]	2,524	2,524
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,6]	91	91
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]	5,088	5,150
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.71% 7/25/2051[1,2,6]	257	255
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]	34	34
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	522	518
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	917	912
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,327	1,293
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	2,074	2,016
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	700
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	847
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	705
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]	6,276	6,267
SCF Equipment Leasing, LLC, Series 2024-1, Class A2, 5.88% 11/20/2029[1,6]	3,047	3,055
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]	1,101	1,102
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]	624	625
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]	361	363
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]	2,368	2,122
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]	436	388
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]	794	803
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[1,2,6]	877	889
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]	2,128	1,905
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]	2,260	2,118
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]	360	332
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]	690	641
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]	780	722
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]	1,404	1,327
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]	2,358	2,155
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]	967	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]	1,803	1,641
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]	5,320	4,713
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]	297	262
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]	4,480	4,014
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]	3,719	3,375
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]	111	97
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]	8,775	7,868
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]	3,030	2,669
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]	295	258
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,210
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	7,957
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	5,380	5,332
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,6]	1,038	1,033
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,6]	754	749
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,6]	59	59
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]	1,446	1,403
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]	1,799	1,801
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]	3,420	3,428
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]	3,052	3,076
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]	1,175	1,178
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]	2,219	2,226

American Funds Insurance Series	166

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]	USD1,236	$1,246
	World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	289
	World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	232
			574,106
Municipals 1.51%
California 0.02%
	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,427

Illinois 1.35%
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	30,108
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,941
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,339
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	108,879
			150,332

Massachusetts 0.07%
	Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,572

Texas 0.03%
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,983

Wisconsin 0.04%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,545	4,318
	Total municipals		167,632
Bonds & notes of governments & government agencies outside the U.S. 1.03%
	Chile (Republic of) 4.00% 1/31/2052	580	449
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,539
	Dominican Republic 5.95% 1/25/2027[6]	8,100	8,044
	Dominican Republic 7.05% 2/3/2031[6]	680	700
	Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	10,445
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	8,605
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	26,763
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,639
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	11,783,000	698
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,538
	Paraguay (Republic of) 5.00% 4/15/2026	USD960	948
	Poland (Republic of) 5.75% 11/16/2032	555	576
	Poland (Republic of) 4.875% 10/4/2033	830	811
	Portuguese Republic 5.125% 10/15/2024	24,775	24,749
	Qatar (State of) 4.50% 4/23/2028[6]	5,100	5,045
	Qatar (State of) 5.103% 4/23/2048[6]	3,400	3,315
	United Mexican States 6.00% 5/7/2036	14,755	14,402
			114,266

167	American Funds Insurance Series

The Bond Fund of America (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	USD11,910	$11,365
Total bonds, notes & other debt instruments (cost: $11,124,821,000)		10,815,455
Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6,13]	555	14
FORESEA Holding SA, Class B6,13	61	1
Total common stocks (cost: $8,000)		15
Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14,15]	17,102,873	1,710,287
Total short-term securities (cost: $1,710,028,000)		1,710,287
Total investment securities 112.46% (cost: $12,834,857,000)		12,525,757
Other assets less liabilities (12.46)%		(1,388,068)
Net assets 100.00%		$11,137,689
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	2,388	9/3/2024	USD942,291	$(98)
30 Day Federal Funds Futures	Long	68	11/1/2024	26,875	(201)
30 Day Federal Funds Futures	Short	68	2/3/2025	(26,956)	224
3 Month SOFR Futures	Long	802	9/18/2024	189,778	(32)
3 Month SOFR Futures	Long	385	12/18/2024	91,293	(49)
3 Month SOFR Futures	Long	179	3/19/2025	42,577	34
3 Month SOFR Futures	Short	139	6/18/2025	(33,164)	(53)
3 Month SOFR Futures	Long	1,559	9/17/2025	372,932	1,117
3 Month SOFR Futures	Long	109	3/18/2026	26,168	8
3 Month SOFR Futures	Long	380	6/17/2026	91,328	290
3 Month SOFR Futures	Short	190	6/16/2027	(45,747)	(135)
2 Year U.S. Treasury Note Futures	Long	12,370	10/3/2024	2,526,186	5,231
5 Year U.S. Treasury Note Futures	Long	14,848	10/3/2024	1,582,472	8,566
10 Year French Government Bond Futures	Long	145	9/10/2024	19,119	(278)
10 Year Euro-Bund Futures	Short	18	9/10/2024	(2,537)	(23)
10 Year Ultra U.S. Treasury Note Futures	Long	2,399	9/30/2024	272,362	2,210
10 Year U.S. Treasury Note Futures	Short	1,032	9/30/2024	(113,504)	26
20 Year U.S. Treasury Bond Futures	Short	3,306	9/30/2024	(391,141)	(4,053)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,077	9/30/2024	511,027	4,611
					$17,395

American Funds Insurance Series	168

The Bond Fund of America (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	56,655	EUR	52,030	JPMorgan Chase	7/10/2024	$902
EUR	5,400	USD	5,791	HSBC Bank	7/10/2024	(4)
EUR	12,366	USD	13,307	Morgan Stanley	7/10/2024	(57)
USD	2,593	JPY	402,470	UBS AG	7/11/2024	86
EUR	1,418	USD	1,532	BNP Paribas	7/22/2024	(11)
USD	46,933	EUR	43,691	Citibank	7/24/2024	83
USD	6,773	IDR	111,703,701	Standard Chartered Bank	7/25/2024	(53)
						$946
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$(21)	$—	$(21)
4.4555%	Annual	SOFR	Annual	12/6/2025	USD95,750	(499)	—	(499)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	(182)	—	(182)
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN329,721	181	—	181
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	27	—	27
SOFR	Annual	3.8275%	Annual	9/1/2033	USD9,600	77	—	77
SOFR	Annual	3.997%	Annual	9/14/2033	USD9,615	(48)	—	(48)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	421	—	421
SOFR	Annual	3.5685%	Annual	1/9/2034	USD19,970	570	—	570
SOFR	Annual	3.871%	Annual	3/4/2034	USD28,120	133	—	133
9.635%	28-day	28-day MXN-TIIE	28-day	6/9/2034	MXN202,507	178	—	178
SOFR	Annual	3.8575%	Annual	6/24/2034	USD7,900	44	—	44
SOFR	Annual	3.2975%	Annual	3/8/2051	USD39,095	3,059	—	3,059
SOFR	Annual	3.486%	Annual	1/17/2054	USD1,835	74	—	74
						$4,014	$—	$4,014
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD85,725	$(5,377)	$(6,135)	$758
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	16,828	(346)	(384)	38
					$(5,723)	$(6,519)	$796

169	American Funds Insurance Series

The Bond Fund of America (continued)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 15.35%
Money market investments 15.35%
Capital Group Central Cash Fund 5.37%[14]	$2,168,331	$1,373,840	$1,832,101	$(9)	$226	$1,710,287	$52,035
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,8]	12/6/2022	$1,006	$1,005	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,8]	12/6/2022	150	150	.00 [16]
Total		$1,156	$1,155	.01%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $73,386,000, which represented .66% of the net assets of the fund.
[4]	Amount less than one thousand.
[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,520,823,000, which represented 13.65% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,155,000, which represented .01% of the net assets of the fund.

[13]	Security did not produce income during the last 12 months.
[14]	Rate represents the seven-day yield at 6/30/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	170

Capital World Bond Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 92.67%		Principal amount (000)	Value (000)
Euros 17.59%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,598
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	724
	Altria Group, Inc. 3.125% 6/15/2031	800	798
	American Honda Finance Corp. 1.95% 10/18/2024	560	596
	American Tower Corp. 0.45% 1/15/2027	2,525	2,498
	American Tower Corp. 0.875% 5/21/2029	1,470	1,370
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,017
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,347
	AT&T, Inc. 4.30% 11/18/2034	260	288
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	1,001
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	791
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,352
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,960
	Baxter International, Inc. 1.30% 5/15/2029	2,000	1,927
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,634
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	919
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	887
	BPCE SA 1.00% 4/1/2025	2,900	3,043
	BPCE SA 4.50% 1/13/2033	1,400	1,552
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,036
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	3,985
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	255
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,076
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	3,770
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	276
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,095
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	258
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,355
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,376
	Equinor ASA 1.375% 5/22/2032	3,650	3,371
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,508
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,039
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	255	274
	European Investment Bank 0.25% 1/20/2032	4,900	4,307
	European Investment Bank 1.50% 6/15/2032	1,000	963
	European Investment Bank 2.875% 1/12/2033	4,500	4,771
	European Union 0.25% 10/22/2026	610	614
	European Union 2.875% 12/6/2027	560	597
	European Union 3.125% 12/4/2030	190	205
	European Union 0% 7/4/2031	705	615
	European Union 0% 7/4/2035	220	168
	European Union 0.20% 6/4/2036	1,500	1,140
	European Union 3.375% 10/4/2039	1,700	1,812
	European Union 0.70% 7/6/2051	3,000	1,716
	European Union 3.375% 10/5/2054	540	559
	Finland (Republic of) 3.00% 9/15/2033	2,370	2,531
	French Republic O.A.T. 0.75% 2/25/2028	980	968
	French Republic O.A.T. 0% 11/25/2030	19,550	17,277
	French Republic O.A.T. 0% 5/25/2032	2,120	1,781
	French Republic O.A.T. 2.00% 11/25/2032	3,170	3,107

171	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	French Republic O.A.T. 3.00% 5/25/2033	EUR1,920	$2,024
	French Republic O.A.T. 3.00% 11/25/2034	3,900	4,068
	French Republic O.A.T. 0.50% 5/25/2040	600	409
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,528
	Germany (Federal Republic of) 0% 10/9/2026	2,305	2,324
	Germany (Federal Republic of) 0% 11/15/2027	1,400	1,378
	Germany (Federal Republic of) 2.10% 4/12/2029	1,545	1,628
	Germany (Federal Republic of) 0% 2/15/2030	7,050	6,609
	Germany (Federal Republic of) 0% 8/15/2030	6,285	5,831
	Germany (Federal Republic of) 0% 8/15/2031	12,600	11,421
	Germany (Federal Republic of) 1.70% 8/15/2032	1,886	1,915
	Germany (Federal Republic of) 2.20% 2/15/2034	780	816
	Germany (Federal Republic of) 1.00% 5/15/2038	130	113
	Germany (Federal Republic of) 0% 8/15/2050	1,200	651
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,340
	Greece (Hellenic Republic of) 3.875% 6/15/2028	7,155	7,859
	Greece (Hellenic Republic of) 1.50% 6/18/2030	690	665
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	627
	Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,806
	Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,500
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,405
	Ireland (Republic of) 2.60% 10/18/2034	4,850	5,038
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,093
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,650
	Italy (Republic of) 1.35% 4/1/2030	7	7
	Italy (Republic of) 4.20% 3/1/2034	11,900	12,950
	Italy (Republic of) 1.80% 3/1/2041	6,060	4,547
	KfW 0.125% 6/30/2025	590	612
	Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,127
	Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,716
	Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,613
	Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	1,974
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	612
	Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,668
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,300
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,538
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	179
	PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,705
	Philippines (Republic of) 0.25% 4/28/2025	875	907
	Portuguese Republic 0.475% 10/18/2030	1,610	1,490
	Portuguese Republic 2.875% 10/20/2034	2,560	2,657
	Portuguese Republic 3.50% 6/18/2038	3,140	3,367
	Quebec (Province of) 0.25% 5/5/2031	920	811
	Quebec (Province of) 0.50% 1/25/2032	1,155	1,016
	Romania 2.125% 3/7/2028	1,440	1,426
	Romania 3.75% 2/7/2034	530	488
	Shell International Finance BV 1.50% 4/7/2028	2,000	2,003
	Slovak Republic 3.75% 3/6/2034	640	687
	Spain (Kingdom of) 0% 1/31/2028	900	866
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,884
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,241
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,107
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,867
	Spain (Kingdom of) 3.55% 10/31/2033	6,240	6,797
	Spain (Kingdom of) 3.25% 4/30/2034	2,630	2,789
	Spain (Kingdom of) 3.45% 10/31/2034	740	795
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	710

American Funds Insurance Series	172

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	EUR441	$463
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	200
	Stryker Corp. 0.25% 12/3/2024	480	506
	Stryker Corp. 0.75% 3/1/2029	980	928
	Stryker Corp. 1.00% 12/3/2031	450	402
	TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]	390	416
	T-Mobile USA, Inc. 3.70% 5/8/2032	410	440
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,782
	Ukraine 4.375% 1/27/2032[3]	2,105	599
	Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,719
			266,716

Japanese yen 5.11%
	Indonesia (Republic of) 0.57% 5/27/2026	JPY100,000	617
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	300,000	1,863
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,856
	Japan, Series 19, 0.10% 9/10/2024[4]	480,589	3,005
	Japan, Series 346, 0.10% 3/20/2027	94,550	583
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	13,460
	Japan, Series 116, 2.20% 3/20/2030	576,100	3,897
	Japan, Series 362, 0.10% 3/20/2031	737,200	4,398
	Japan, Series 374, 0.80% 3/20/2034	68,200	414
	Japan, Series 152, 1.20% 3/20/2035	608,450	3,799
	Japan, Series 21, 2.30% 12/20/2035	720,000	4,986
	Japan, Series 162, 0.60% 9/20/2037	1,966,150	11,068
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,003
	Japan, Series 182, 1.10% 9/20/2042	619,850	3,463
	Japan, Series 186, 1.50% 9/20/2043	1,715,050	10,123
	Japan, Series 188, 1.60% 3/20/2044	69,000	412
	Japan, Series 37, 0.60% 6/20/2050	694,500	3,045
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	6,900
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,173
	Japan, Series 79, 1.20% 6/20/2053	274,400	1,363
			77,428

British pounds 4.21%
	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,633
	Asian Development Bank 1.125% 6/10/2025	740	903
	KfW 1.125% 7/4/2025	1,165	1,418
	Lloyds Bank PLC 7.625% 4/22/2025	655	841
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,239
	United Kingdom 0.125% 1/30/2026	425	504
	United Kingdom 4.25% 12/7/2027	5,910	7,502
	United Kingdom 1.625% 10/22/2028	3,690	4,231
	United Kingdom 4.75% 12/7/2030	6,920	9,111
	United Kingdom 0.25% 7/31/2031	12,845	12,494
	United Kingdom 1.00% 1/31/2032	7,120	7,215
	United Kingdom 4.25% 6/7/2032	1,310	1,678
	United Kingdom 3.25% 1/31/2033	1,090	1,292
	United Kingdom 0.625% 7/31/2035	210	181
	United Kingdom 0.875% 1/31/2046	4,917	3,067
	United Kingdom 3.75% 10/22/2053	1,870	2,023
	United Kingdom 4.375% 7/31/2054	6,285	7,577
			63,909

Chinese yuan renminbi 3.46%
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	CNY39,260	5,618
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,344
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	79,090	13,710
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	66,960	11,528
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	35,700	5,914

173	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Chinese yuan renminbi (continued)
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	CNY42,610	$6,603
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	792
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,965
			52,474

Mexican pesos 2.76%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN32,700	1,740
	América Móvil, SAB de CV 9.50% 1/27/2031	115,680	5,912
	Petroleos Mexicanos 7.19% 9/12/2024	66,160	3,575
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	12,808
	United Mexican States, Series M, 7.75% 5/29/2031	1,383	67
	United Mexican States, Series M, 7.75% 11/23/2034	124,285	5,851
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,023
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	350
	United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,779
	United Mexican States, Series S, 4.00% 10/29/2054[4]	39,374	1,803
			41,908

Brazilian reais 2.56%
	Brazil (Federative Republic of) 6.00% 8/15/2024[4]	BRL14,479	2,582
	Brazil (Federative Republic of) 0% 1/1/2025	16,000	2,719
	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	303
	Brazil (Federative Republic of) 0% 4/1/2025	118,426	19,567
	Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	5,609
	Brazil (Federative Republic of) 10.00% 1/1/2031	14,573	2,356
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	2,019	348
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	24,150	4,073
	Brazil (Federative Republic of) 6.00% 8/15/2060[4]	7,523	1,264
			38,821

Canadian dollars 2.08%
	Canada 3.50% 3/1/2028	CAD25,228	18,382
	Canada 3.25% 12/1/2033	15,230	10,904
	Canada 2.75% 12/1/2048	3,500	2,274
			31,560

South Korean won 1.93%
	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,720
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,272
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,648
	South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,910
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,430
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	14,329
			29,309

Australian dollars 1.66%
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,038
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,081
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,814
	New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,104
	New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,078
			25,115

Indonesian rupiah 1.39%
	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,399
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,247
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	5,582
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,718
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	179

American Funds Insurance Series	174

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Indonesian rupiah (continued)
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR139,882,000	$8,507
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	10,687,000	634
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	1,825
			21,091

Norwegian kroner 0.65%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK25,820	2,207
	Norway (Kingdom of) 2.125% 5/18/2032	6,615	557
	Norway (Kingdom of) 3.625% 4/13/2034	75,900	7,125
			9,889

Indian rupees 0.53%
	Asian Development Bank 6.20% 10/6/2026	INR15,700	186
	Asian Development Bank 6.72% 2/8/2028	144,700	1,732
	European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	674
	European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	932
	European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	400
	Inter-American Development Bank 7.00% 1/25/2029	220,000	2,627
	International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,503
			8,054

Israeli shekels 0.48%
	Israel (State of) 1.30% 4/30/2032	ILS24,480	5,014
	Israel (State of) 4.00% 3/30/2035	9,030	2,207
			7,221

New Zealand dollars 0.41%
	New Zealand 4.50% 5/15/2030	NZD10,208	6,207

Danish kroner 0.40%
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK51,044	5,835
	Realkredit Danmark AS 1.00% 10/1/2053[5]	2,587	281
			6,116

Polish zloty 0.23%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,068
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,362
			3,430

Turkish lira 0.23%
	Turkey (Republic of) 12.60% 10/1/2025	TRY135,945	3,141
	Turkey (Republic of) 17.80% 7/13/2033	12,175	270
			3,411

Chilean pesos 0.17%
	Chile (Republic of) 1.50% 3/1/2026[4]	CLP864,239	908
	Chile (Republic of) 5.00% 10/1/2028	955,000	979
	Chile (Republic of) 6.00% 4/1/2033	675,000	713
			2,600

Malaysian ringgits 0.14%
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,166

South African rand 0.14%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	424
	South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,650
			2,074

175	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Colombian pesos 0.07%
	Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	$1,121

Romanian leu 0.07%
	Romania 4.75% 2/24/2025	RON5,000	1,067

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH285	6

U.S. dollars 46.40%
	3R Lux SARL 9.75% 2/5/2031[6]	USD1,800	1,890
	3R Lux SARL 9.75% 2/5/2031	1,380	1,449
	7-Eleven, Inc. 0.95% 2/10/2026[6]	520	484
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,900
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	27	28
	AbbVie, Inc. 5.05% 3/15/2034	2,790	2,783
	AbbVie, Inc. 5.35% 3/15/2044	75	74
	AbbVie, Inc. 5.40% 3/15/2054	1,265	1,252
	AbbVie, Inc. 5.50% 3/15/2064	150	148
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	696
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	763	767
	Advance Auto Parts, Inc. 5.95% 3/9/2028	45	45
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,962
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	487
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	162	162
	AG Issuer, LLC 6.25% 3/1/2028[6]	165	162
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	88	91
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,6]	1,147	1,185
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	1,560	1,550
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	140	126
	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	70
	Alfa Desarrollo SpA 4.55% 9/27/2051	476	358
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]	50	51
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	286
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	120	112
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	70	71
	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	155	154
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	263
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	207
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,700
	Amer Sports Co. 6.75% 2/16/2031[6]	35	35
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	141	141
	American Electric Power Co., Inc. 1.00% 11/1/2025	250	235
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,042
	Amgen, Inc. 2.20% 2/21/2027	445	413
	Amgen, Inc. 5.25% 3/2/2030	981	989
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,681
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,265
	AmWINS Group, Inc. 6.375% 2/15/2029[6]	75	75
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	126
	Angola (Republic of) 9.50% 11/12/2025	4,225	4,296
	Angola (Republic of) 8.25% 5/9/2028	1,115	1,050
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	68
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	69
	AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.958% 9/1/2027[7,8]	95	83
	Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.208% 9/22/2028[7,8]	146	146
	Aretec Group, Inc. 7.50% 4/1/2029[6]	245	236

American Funds Insurance Series	176

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Aretec Group, Inc. 10.00% 8/15/2030[6]	USD50	$54
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,991	1,126
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	3,025	1,274
	Aris Mining Corp. 6.875% 8/9/2026	600	565
	Artera Services, LLC 8.50% 2/15/2031[6]	45	46
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	50
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	164
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	54
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	342
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,406
	ATI, Inc. 7.25% 8/15/2030	60	62
	Atkore, Inc. 4.25% 6/1/2031[6]	25	22
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,809
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	1,011
	B&G Foods, Inc. 5.25% 4/1/2025	23	23
	B&G Foods, Inc. 5.25% 9/15/2027	210	195
	B&G Foods, Inc. 8.00% 9/15/2028[6]	25	25
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[6]	20	20
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[5,8]	219	231
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]	847	838
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,144
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,309
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,534
	Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	627
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,143
	BAT Capital Corp. 3.215% 9/6/2026	955	912
	BAT Capital Corp. 3.462% 9/6/2029	1,150	1,048
	Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	120
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	76
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	73
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	75	70
	Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	114	53
	Baytex Energy Corp. 7.375% 3/15/2032[6]	85	86
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,520	2,599
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	18
	Becton, Dickinson and Co. 4.298% 8/22/2032	320	300
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	97
	Bidvest Group (UK) PLC 3.625% 9/23/2026	500	467
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	400	379
	Block, Inc. 6.50% 5/15/2032[6]	240	244
	BMW US Capital, LLC 3.90% 4/9/2025[6]	900	889
	BMW US Capital, LLC 4.15% 4/9/2030[6]	900	863
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	611
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,069
	Boeing Co. 6.259% 5/1/2027[6]	45	45
	Boeing Co. 5.15% 5/1/2030	2,451	2,354
	Boeing Co. 3.625% 2/1/2031	718	629
	Boeing Co. 6.388% 5/1/2031[6]	723	736
	Boeing Co. 6.528% 5/1/2034[6]	457	468
	Boeing Co. 6.858% 5/1/2054[6]	576	592
	Bombardier, Inc. 7.125% 6/15/2026[6]	16	16
	Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	25	26
	Borr IHC, Ltd. 10.00% 11/15/2028[6]	2,909	3,049
	Borr IHC, Ltd. 10.375% 11/15/2030[6]	942	987
	Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	161

177	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	USD45	$41
	Boyne USA, Inc. 4.75% 5/15/2029[6]	107	100
	BPCE SA 5.15% 7/21/2024[6]	1,800	1,798
	Braskem Idesa SAPI 7.45% 11/15/2029	4,620	3,765
	Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,486
	Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	5,049
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	525	537
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,922
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,171
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,189
	Broadcom, Inc. 4.00% 4/15/2029[6]	250	238
	Broadcom, Inc. 3.419% 4/15/2033[6]	698	602
	Broadcom, Inc. 3.469% 4/15/2034[6]	48	41
	Broadcom, Inc. 3.137% 11/15/2035[6]	185	148
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	95	93
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	47
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	1,341	1,395
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	233
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	175	162
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[5,6,8]	1,310	1,295
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[5,6,8]	989	977
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	14
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	64	65
	Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	45	45
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,185
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]	200	211
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	200	201
	California Resources Corp. 7.125% 2/1/2026[6]	100	100
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	916
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	81
	Carnival Corp. 6.00% 5/1/2029[6]	100	99
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[6]	70	69
	CCO Holdings, LLC 5.125% 5/1/2027[6]	125	120
	CCO Holdings, LLC 4.75% 3/1/2030[6]	135	117
	CCO Holdings, LLC 4.50% 8/15/2030[6]	240	203
	CCO Holdings, LLC 4.25% 2/1/2031[6]	155	127
	CCO Holdings, LLC 4.50% 6/1/2033[6]	147	116
	CCO Holdings, LLC 4.25% 1/15/2034[6]	55	42
	Centene Corp. 2.45% 7/15/2028	40	36
	Centene Corp. 4.625% 12/15/2029	35	33
	Centene Corp. 2.50% 3/1/2031	65	53
	Central Garden & Pet Co. 4.125% 10/15/2030	74	66
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	97
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	925	929
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,464
	Charter Communications Operating, LLC 5.25% 4/1/2053	1,900	1,492
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	22
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	115	114
	Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
	Chesapeake Energy Corp. 4.875% 4/15/2032[3]	915	19
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	5,585	5,138
	Chubb INA Holdings, LLC 3.35% 5/3/2026	195	189
	Chubb INA Holdings, LLC 4.35% 11/3/2045	425	367
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,6,8]	805	819
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,6,8]	1,240	1,243
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	2,250	2,228
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	1,380	1,376

American Funds Insurance Series	178

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	USD90	$97
	Clarios Global, LP 6.25% 5/15/2026[6]	44	44
	Clarios Global, LP 8.50% 5/15/2027[6]	90	91
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	42
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	5
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	89
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	226
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	175	170
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[7,8]	342	342
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,148
	CNX Resources Corp. 7.25% 3/1/2032[6]	110	112
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	47
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	68
	Colombia (Republic of) 3.875% 4/25/2027	350	330
	Colombia (Republic of) 8.00% 11/14/2035	445	459
	Comcast Corp. 4.80% 5/15/2033	4,100	3,993
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	131
	CommScope, Inc. 6.00% 3/1/2026[6]	53	47
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[7,8]	25	22
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	212	201
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	59
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	95	92
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	61
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[5,6,8]	1,514	1,557
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[5,6,8]	804	866
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[5,6,8]	920	932
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.435% 6/25/2043[5,6,8]	305	323
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[5,6,8]	686	693
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[5,6,8]	206	209
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[5,6,8]	1,148	1,154
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[9]	1,127	927
	Constellium SE 3.75% 4/15/2029[6]	125	114
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,439
	COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,003
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	670
	CoreLogic, Inc. 4.50% 5/1/2028[6]	339	308
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[7,8]	65	64
	Coty, Inc. 5.00% 4/15/2026[6]	95	94
	Coty, Inc. 4.75% 1/15/2029[6]	65	62
	Coty, Inc. 6.625% 7/15/2030[6]	95	96
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	65	67
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	278	278
	Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,087
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,575
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	178	188
	Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	110	112
	Crown Castle, Inc. 2.50% 7/15/2031	767	634
	CSX Corp. 3.80% 4/15/2050	75	57
	CVR Partners, LP 6.125% 6/15/2028[6]	65	63
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	694
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	10	10
	Deluxe Corp. 8.00% 6/1/2029[6]	20	19

179	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	USD850	$807
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,071
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,155
	Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	310	6
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[7,9]	17	25
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[6,7,8]	349	362
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	47
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[7,8]	41	41
	DISH DBS Corp. 5.25% 12/1/2026[6]	15	12
	DISH Network Corp. 11.75% 11/15/2027[6]	260	255
	Dominican Republic 5.50% 1/27/2025[6]	1,375	1,375
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	47	44
	Ecopetrol SA 8.625% 1/19/2029	2,460	2,591
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,389
	Ecopetrol SA 8.875% 1/13/2033	1,581	1,634
	Ecopetrol SA 8.375% 1/19/2036	1,039	1,021
	Edison International 4.125% 3/15/2028	2,390	2,284
	Edison International 5.25% 11/15/2028	1,522	1,509
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	95
	Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,404
	Electricité de France SA 5.65% 4/22/2029[6]	800	807
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	327
	Element Solutions, Inc. 3.875% 9/1/2028[6]	105	97
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	30	31
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	190	196
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[7,8]	85	85
	Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,156
	Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,081
	Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,781
	Entergy Corp. 0.90% 9/15/2025	750	710
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,102
	Enviri Corp. 5.75% 7/31/2027[6]	145	138
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	125	126
	EQM Midstream Partners, LP 6.375% 4/1/2029[6]	20	20
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	48
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	40
	Equinix, Inc. 1.80% 7/15/2027	1,145	1,035
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,698
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	90	93
	EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	15	16
	ESAB Corp. 6.25% 4/15/2029[6]	75	76
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,314
	Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[5]	78	79
	Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,427
	Fair Isaac Corp. 4.00% 6/15/2028[6]	15	14
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,735	1,485
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	1,497	1,174
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	4,281	4,043
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	105	104
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	225	222
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[5]	29	26
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[5]	997	913
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	18	18
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	64	64
	Fannie Mae Pool #CB6626 4.00% 7/1/2053[5]	29	26

American Funds Insurance Series	180

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	USD241	$238
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[5]	534	489
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[5]	964	882
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[5]	938	926
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	2,208	2,215
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[5]	36	33
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	2,604	2,613
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[5]	9,172	9,437
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	1,777	1,759
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	1,720	1,736
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	705	710
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	1,095	1,083
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	935	942
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	22
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	150	155
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[7,8]	15	15
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,7,8]	96	97
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[2,7,8]	1	1
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	1,880	1,839
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]	325	325
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	41
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,763	1,693
	Ford Motor Co. 6.10% 8/19/2032	30	30
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	293
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	188
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	209
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	181
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	112
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	255	258
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,711
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	2,277	1,924
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	989	959
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,572	3,458
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	287	283
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	23	23
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	762	752
	Freddie Mac Pool #RA9795 4.00% 9/1/2053[5]	35	32
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	2,752	2,716
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[5]	987	903
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	31,680	30,634
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[5]	12,119	11,959
	Freddie Mac Pool #QI1357 4.00% 3/1/2054[5]	941	862
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	1,021	1,008
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[5]	1,159	1,144
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[5]	747	684
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	282	273
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	15,420	15,256
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	860	851
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]	3,620	3,643
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	2,050	2,066
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	1,080	1,088
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	532	526
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	373	376
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[5,6,8]	441	459
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	494
	Gartner, Inc. 3.75% 10/1/2030[6]	70	63
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	1,662	1,665

181	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Genesis Energy, LP 8.00% 1/15/2027	USD125	$128
	Genesis Energy, LP 8.25% 1/15/2029	25	26
	Genesis Energy, LP 8.875% 4/15/2030	38	40
	Genesis Energy, LP 7.875% 5/15/2032	60	61
	GeoPark, Ltd. 5.50% 1/17/2027	5,200	4,732
	Georgia (Republic of) 2.75% 4/22/2026[6]	400	368
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,352
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,154
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	992
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	769	624
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	3,946	3,277
	Government National Mortgage Assn. 6.50% 7/1/2054[5,10]	10,325	10,474
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	770	574
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	706
	Gray Television, Inc. 5.375% 11/15/2031[6]	30	17
	Greenko Dutch BV 3.85% 3/29/2026	2,812	2,656
	Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	106
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	629
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[7,8]	38	39
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
	Harvest Midstream I, LP 7.50% 5/15/2032[6]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	121
	HealthEquity, Inc. 4.50% 10/1/2029[6]	80	75
	Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	200	204
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	14	14
	Hightower Holding, LLC 6.75% 4/15/2029[6]	235	220
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	102
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	25	24
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	24
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	103
	Honduras (Republic of) 6.25% 1/19/2027	653	621
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	275	262
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	195	175
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	120	103
	Howden UK Refinance PLC 7.25% 2/15/2031[6]	200	199
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	200	199
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	301
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,100
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,672
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,167
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,256
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[5,6,8]	396	396
	HUB International, Ltd. 7.375% 1/31/2032[6]	65	66
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[7,8]	4	4
	Hungary (Republic of) 5.50% 3/26/2036[6]	290	279
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]	120	124
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[7,8]	55	55
	Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,202
	Hyundai Capital America 1.65% 9/17/2026[6]	269	248
	Hyundai Capital America 2.00% 6/15/2028[6]	600	530
	Hyundai Capital America 6.50% 1/16/2029[6]	132	138
	Icahn Enterprises, LP 9.75% 1/15/2029[6]	65	67
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	491
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	130	113
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	229
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	1,360	1,360
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	50

American Funds Insurance Series	182

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	USD235	$224
	Israel (State of) 3.375% 1/15/2050	1,470	940
	Israel (State of) 3.875% 7/3/2050	795	558
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,158
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	58	47
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	590
	Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 10.108% 12/4/2026[7,8]	46	46
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	20	17
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	204
	Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	10	10
	Korea Electric Power Corp. 5.375% 7/31/2026[6]	1,290	1,294
	Korea Gas Corp. 5.00% 7/8/2029[6]	225	225
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	87
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	125	129
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	81	81
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	650
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	194	197
	Lamar Media Corp. 3.75% 2/15/2028	10	9
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	30	27
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	103
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	40	42
	Levi Strauss & Co. 3.50% 3/1/2031[6]	115	100
	LGI Homes, Inc. 8.75% 12/15/2028[6]	155	162
	Light and Wonder International, Inc. 7.00% 5/15/2028[6]	20	20
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	125
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,505
	Lockheed Martin Corp. 5.20% 2/15/2064	309	292
	LSB Industries, Inc. 6.25% 10/15/2028[6]	90	87
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	41
	Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	285
	Mastercard, Inc. 2.00% 11/18/2031	600	493
	Matador Resources Co. 6.50% 4/15/2032[6]	50	50
	Medline Borrower, LP 5.25% 10/1/2029[6]	40	38
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[7,8]	49	50
	MEG Energy Corp. 5.875% 2/1/2029[6]	30	29
	Meituan 2.125% 10/28/2025	1,730	1,652
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[6]	650	646
	Methanex Corp. 5.125% 10/15/2027	55	53
	Methanex Corp. 5.25% 12/15/2029	5	5
	MGM Resorts International 5.50% 4/15/2027	90	89
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	106
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	45	45
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	159
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	85	89
	Minerva Luxembourg SA 8.875% 9/13/2033	1,940	2,005
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	765
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	227
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	1,094	1,094
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	539	539
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	75
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	67
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,018
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,151
	Mozambique (Republic of) 9.00% 9/15/2031	940	780
	MSCI, Inc. 3.625% 11/1/2031[6]	210	184
	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[5,8]	336	354

183	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Murphy Oil USA, Inc. 4.75% 9/15/2029	USD48	$46
	MV24 Capital BV 6.748% 6/1/2034	1,104	1,055
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	56
	Nabors Industries, Inc. 9.125% 1/31/2030[6]	160	166
	National Australia Bank, Ltd. 5.181% 6/11/2034[6]	1,250	1,244
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	124
	Navient Corp. 5.00% 3/15/2027	45	43
	Navient Corp. 4.875% 3/15/2028	145	133
	NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.18% 4/16/2029[7,8]	50	50
	NCR Voyix Corp. 5.25% 10/1/2030[6]	15	14
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	84
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	26	25
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	235
	New Fortress Energy, Inc. 8.75% 3/15/2029[6]	90	82
	New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,185
	New York Life Global Funding 5.00% 1/9/2034[6]	1,500	1,475
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,6,8]	606	559
	Newell Brands, Inc. 5.70% 4/1/2026	80	79
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	147
	NGL Energy Operating, LLC 8.125% 2/15/2029[6]	55	56
	NGL Energy Operating, LLC 8.375% 2/15/2032[6]	70	71
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	180	179
	Norfolk Southern Corp. 5.35% 8/1/2054	496	473
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	152
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	105
	NOVA Chemicals Corp. 5.25% 6/1/2027[6]	20	19
	NOVA Chemicals Corp. 9.00% 2/15/2030[6]	90	95
	Novelis Corp. 4.75% 1/30/2030[6]	80	74
	Novelis Corp. 3.875% 8/15/2031[6]	20	17
	NuStar Logistics, LP 5.625% 4/28/2027	80	79
	Occidental Petroleum Corp. 6.375% 9/1/2028	54	56
	OCP SA 3.75% 6/23/2031	500	432
	Oleoducto Central SA 4.00% 7/14/2027	879	815
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	269	271
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	120	121
	ONEOK, Inc. 5.80% 11/1/2030	69	71
	ONEOK, Inc. 6.05% 9/1/2033	514	529
	ONEOK, Inc. 6.625% 9/1/2053	290	310
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	1,074	1,075
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	2,043	2,053
	Open Text Corp. 3.875% 2/15/2028[6]	25	23
	Option Care Health, Inc. 4.375% 10/31/2029[6]	25	23
	Oracle Corp. 2.65% 7/15/2026	2,327	2,206
	Oracle Corp. 3.25% 11/15/2027	1,880	1,773
	Oracle Corp. 3.95% 3/25/2051	22	16
	Orange 9.00% 3/1/2031[1]	2,434	2,904
	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	256	264
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	40	36
	Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,891
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	525
	Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,550
	Pacific Gas and Electric Co. 3.30% 8/1/2040	4,525	3,226
	PacifiCorp 5.30% 2/15/2031	800	798
	PacifiCorp 5.45% 2/15/2034	350	346
	PacifiCorp 3.30% 3/15/2051	150	97
	PacifiCorp 2.90% 6/15/2052	280	165
	PacifiCorp 5.35% 12/1/2053	525	477
	PacifiCorp 5.50% 5/15/2054	980	911
	PacifiCorp 5.80% 1/15/2055	500	485

American Funds Insurance Series	184

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Panama (Republic of) 3.75% 4/17/2026	USD465	$438
	Panama (Republic of) 7.50% 3/1/2031	415	435
	Panama (Republic of) 6.40% 2/14/2035	850	807
	Panama (Republic of) 8.00% 3/1/2038	755	797
	Panama (Republic of) 7.875% 3/1/2057	4,690	4,894
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	61
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]	55	56
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,9]	1	1
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
	Permian Resources Operating, LLC 9.875% 7/15/2031[6]	5	6
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	25	26
	Petroleos Mexicanos 4.25% 1/15/2025	261	257
	Petroleos Mexicanos 6.875% 10/16/2025	946	943
	Petroleos Mexicanos 6.875% 8/4/2026	638	625
	Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,763
	Petroleos Mexicanos 6.50% 3/13/2027	6,200	5,912
	Petroleos Mexicanos 6.84% 1/23/2030	2,384	2,100
	Petroleos Mexicanos 5.95% 1/28/2031	65	52
	Petroleos Mexicanos 6.70% 2/16/2032	779	653
	Petroleos Mexicanos 6.95% 1/28/2060	55	36
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	890
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,074
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	181
	PG&E Corp. 5.00% 7/1/2028	145	140
	PG&E Corp. 5.25% 7/1/2030	175	167
	Philip Morris International, Inc. 5.125% 11/17/2027	315	315
	Philip Morris International, Inc. 2.10% 5/1/2030	634	537
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,587
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,373
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	377
	POSCO Holdings, Inc. 4.875% 1/23/2027[6]	510	504
	Post Holdings, Inc. 5.625% 1/15/2028[6]	85	84
	Post Holdings, Inc. 5.50% 12/15/2029[6]	80	77
	Post Holdings, Inc. 4.625% 4/15/2030[6]	444	408
	Post Holdings, Inc. 6.25% 2/15/2032[6]	33	33
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	234	234
	Procter & Gamble Co. 3.00% 3/25/2030	338	311
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	1,938	1,801
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[6,9]	172	162
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[6,9]	258	206
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[7,8,9]	9	9
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	910	925
	Range Resources Corp. 4.75% 2/15/2030[6]	145	136
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	21
	Reworld Holding Corp. 4.875% 12/1/2029[6]	25	23
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	83
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	90	84
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	22
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	18
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	74
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	42
	Sally Holdings, LLC 6.75% 3/1/2032	107	106
	Sands China, Ltd. 5.40% 8/8/2028	2,710	2,655
	Sands China, Ltd. 3.25% 8/8/2031	930	784
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,555
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,354
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	346

185	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	USD75	$76
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054[6]	2,300	2,247
	Scentre Group Trust 1 3.50% 2/12/2025[6]	210	207
	Scentre Group Trust 1 3.75% 3/23/2027[6]	110	105
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	45
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	107
	Sealed Air Corp. 6.125% 2/1/2028[6]	180	180
	Sealed Air Corp. 6.50% 7/15/2032[6]	123	122
	Serbia (Republic of) 6.25% 5/26/2028[6]	740	750
	Service Properties Trust 8.625% 11/15/2031[6]	60	63
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,486
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	141
	Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	47
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	176
	Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	39	33
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	111	91
	SK hynix, Inc. 3.00% 9/17/2024	1,602	1,593
	SK hynix, Inc. 1.50% 1/19/2026	563	529
	SM Energy Co. 6.50% 7/15/2028	45	45
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[5,6,8]	673	682
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	41
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	18
	Southern California Edison Co. 2.85% 8/1/2029	200	180
	Southern California Edison Co. 3.65% 2/1/2050	1,700	1,210
	Southwestern Energy Co. 5.375% 3/15/2030	55	53
	Southwestern Energy Co. 4.75% 2/1/2032	15	14
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	18
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	71	78
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[7,8]	5	5
	Sprint, LLC 7.625% 3/1/2026	130	134
	Station Casinos, LLC 6.625% 3/15/2032[6]	35	35
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,367
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,560	2,594
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	375
	Stericycle, Inc. 3.875% 1/15/2029[6]	110	103
	Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,912
	Sunoco, LP 7.00% 5/1/2029[6]	30	31
	Sunoco, LP 4.50% 5/15/2029	290	271
	Sunoco, LP 4.50% 4/30/2030	35	32
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	45	46
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	— [11]
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	400	386
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	100
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[7,8]	45	45
	Talos Production, Inc. 9.00% 2/1/2029[6]	15	16
	Talos Production, Inc. 9.375% 2/1/2031[6]	55	58
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,261
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,429	1,290
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	955
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,380
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	417
	TransDigm, Inc. 5.50% 11/15/2027	45	44
	TransDigm, Inc. 4.875% 5/1/2029	80	75
	TransDigm, Inc. 6.875% 12/15/2030[6]	85	87
	TransDigm, Inc. 6.625% 3/1/2032[6]	45	46

American Funds Insurance Series	186

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	USD51	$51
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	105
	Transocean, Inc. 8.75% 2/15/2030[6]	36	38
	Transocean, Inc. 6.80% 3/15/2038	35	29
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,12]	100	98
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	251	244
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	96
	Triumph Group, Inc. 9.00% 3/15/2028[6]	57	60
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[7,8]	235	240
	U.S. Treasury 4.25% 1/31/2026	1,202	1,191
	U.S. Treasury 4.50% 4/15/2027	1,630	1,628
	U.S. Treasury 1.125% 8/31/2028	2,155	1,888
	U.S. Treasury 4.25% 2/28/2029	109	109
	U.S. Treasury 4.125% 3/31/2029	24	24
	U.S. Treasury 4.625% 4/30/2029	13	13
	U.S. Treasury 4.375% 5/15/2034[13]	2,363	2,364
	U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,073
	U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,686
	U.S. Treasury 3.00% 8/15/2048[13]	5,045	3,830
	U.S. Treasury 1.25% 5/15/2050[13]	1,625	806
	U.S. Treasury 4.75% 11/15/2053[13]	5,509	5,697
	U.S. Treasury 4.25% 2/15/2054	681	649
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[4]	818	783
	U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4,13]	10,330	10,468
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,408	1,967
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	179	150
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,262
	UKG, Inc. 6.875% 2/1/2031[6]	77	78
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[7,8]	58	58
	Ukraine 6.876% 5/21/2031[3]	1,269	364
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[5,10]	264	216
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[5,10]	3,096	2,741
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[5,10]	11,913	11,232
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[5,10]	24,468	23,650
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[5,10]	46,050	45,422
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[5,10]	14,274	14,316
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[5,10]	14,685	14,948
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[5,10]	386	397
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[5,10]	1,476	1,306
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[5,10]	5,000	4,715
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[5,10]	28,731	28,802
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[5,10]	11,000	11,190
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[5,10]	2,562	2,633
	United Mexican States 6.00% 5/7/2036	970	947
	United Mexican States 6.338% 5/4/2053	425	402
	United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	77
	United Rentals (North America), Inc. 3.875% 2/15/2031	130	116
	Univision Communications, Inc. 4.50% 5/1/2029[6]	250	210
	US Foods, Inc. 4.625% 6/1/2030[6]	35	33
	Vail Resorts, Inc. 6.50% 5/15/2032[6]	20	20
	Valvoline, Inc. 3.625% 6/15/2031[6]	85	73
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[6]	30	31
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[7,8,9]	24	24
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[7,8,9]	49	49
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	32
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31

187	American Funds Insurance Series

Capital World Bond Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	USD110	$99
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	80	82
	Veralto Corp. 5.35% 9/18/2028[6]	2,900	2,913
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	805	808
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,544
	Vital Energy, Inc. 7.875% 4/15/2032[6]	30	31
	VZ Secured Financing BV 5.00% 1/15/2032[6]	200	171
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	57
	Wand NewCo 3, Inc. 7.625% 1/30/2032[6]	35	36
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,569
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	71	73
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	313
	WEA Finance, LLC 3.75% 9/17/2024[6]	535	531
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	96
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,482
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,368
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	204
	WESCO Distribution, Inc. 6.625% 3/15/2032[6]	150	152
	Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	84
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	401	401
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	277
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	60
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,226
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	110	100
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	121
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	69
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]	105	102
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	45
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]	200	170
	Ziggo BV 4.875% 1/15/2030[6]	300	267
			703,556
	Total bonds, notes & other debt instruments (cost: $1,497,896,000)		1,405,249
Preferred securities 0.00%		Shares
U.S. dollars 0.00%
	ACR III LSC Holdings, LLC, Series B, preferred shares[6,12,14]	48	82
	Total preferred securities (cost: $49,000)		82
Common stocks 0.04%
U.S. dollars 0.04%
	Constellation Oil Services Holding SA, Class B-1[12,14]	1,214,969	194
	Venator Materials PLC[12,14]	232	164
	Altera Infrastructure, LP12,14	1,441	108
	Endo, Inc.[14]	2,165	61
	Endo, Inc.[6,14]	811	23
	Endo, Inc., 1L 6.125% Escrow[12,14]	205,000	— [11]
	WeWork, Inc.[12,14]	968	10
	Party City Holdco, Inc.[12,14]	80	1
	Party City Holdco, Inc.[6,12,14]	1	— [11]
	Bighorn Permian Resources, LLC[12]	531	— [11]
	Total common stocks (cost: $1,039,000)		561

American Funds Insurance Series	188

Capital World Bond Fund (continued)
Investment funds 1.36%		Shares	Value (000)
Capital Group Central Corporate Bond Fund[15]		2,493,000	$20,617
Total investment funds (cost: $19,454,000)			20,617
Short-term securities 16.98%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[15,16]		2,105,621	210,562
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 3.09%
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP29,675	582
Egypt (Arab Republic of) 11/12/2024	22.326	43,850	837
Egypt (Arab Republic of) 11/19/2024	22.238	67,700	1,286
Egypt (Arab Republic of) 3/11/2025	21.301	94,475	1,674
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,188
Japan Treasury 7/22/2024	0.005	JPY4,517,300	28,077
Nigeria (Republic of) 2/11/2025	18.000	NGN675,950	388
Nigeria (Republic of) 2/20/2025	17.782	901,265	518
Nigeria (Republic of) 2/25/2025	18.045	3,122,091	1,789
Nigeria (Republic of) 3/6/2025	17.824	3,750,997	2,134
Nigeria (Republic of) 3/13/2025	17.900	1,201,690	680
Nigeria (Republic of) 3/27/2025	18.586	3,072,227	1,720
			46,873
Total short-term securities (cost: $259,567,000)			257,435
Options purchased (equity style) 0.06%
Options purchased (equity style)*			955
Total options purchased (equity style) (cost: $786,000)			955
Total investment securities 111.11% (cost: $1,778,791,000)			1,684,899
Total options written† (0.06) (premium received: $827,000)			(920)
Other assets less liabilities (11.05)%			(167,604)
Net assets 100.00%			$1,516,375
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	427	12/13/2024	USD96.00	USD106,750	$950

189	American Funds Insurance Series

Capital World Bond Fund (continued)
*Options purchased (equity style) (continued)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.09	EUR4,300	$5
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	823	12/13/2024	USD95.50	USD205,750	$(916)
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.04	EUR(4,300)	$(4)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
2 Year Euro-Schatz Futures	Long	110	9/10/2024	USD12,452	$48
2 Year U.S. Treasury Note Futures	Long	1,291	10/3/2024	263,646	385
3 Year Australian Treasury Bond Futures	Short	1	9/17/2024	(70)	— [11]
5 Year Euro-Bobl Futures	Long	634	9/10/2024	79,061	546
5 Year U.S. Treasury Note Futures	Long	615	10/3/2024	65,546	477
10 Year Italy Government Bond Futures	Long	41	9/10/2024	5,062	(48)
10 Year French Government Bond Futures	Short	62	9/10/2024	(8,175)	124
10 Year Euro-Bund Futures	Short	149	9/10/2024	(21,003)	(18)
10 Year Australian Treasury Bond Futures	Short	102	9/16/2024	(7,728)	18
10 Year Japanese Government Bond Futures	Short	67	9/20/2024	(59,492)	227
10 Year UK Gilt Futures	Long	214	9/30/2024	26,394	(286)
10 Year Ultra U.S. Treasury Note Futures	Long	173	9/30/2024	19,641	(95)
10 Year U.S. Treasury Note Futures	Short	298	9/30/2024	(32,775)	(47)
20 Year U.S. Treasury Bond Futures	Long	65	9/30/2024	7,690	89
30 Year Euro-Buxl Futures	Long	24	9/10/2024	3,348	28
30 Year Ultra U.S. Treasury Bond Futures	Long	155	9/30/2024	19,428	113
					$1,561

American Funds Insurance Series	190

Capital World Bond Fund (continued)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	10,629	PLN	43,525	Citibank	7/3/2024	$(182)
PLN	43,525	USD	11,086	Bank of America	7/3/2024	(275)
USD	2,246	HUF	818,090	Standard Chartered Bank	7/9/2024	28
AUD	4,100	USD	2,727	Bank of America	7/9/2024	9
USD	1,710	EUR	1,590	Morgan Stanley	7/9/2024	6
USD	1,773	EUR	1,650	HSBC Bank	7/9/2024	5
USD	1,119	EUR	1,040	JPMorgan Chase	7/9/2024	5
EUR	1,390	USD	1,494	HSBC Bank	7/9/2024	(5)
HUF	1,284,310	EUR	3,268	Goldman Sachs	7/9/2024	(21)
THB	190,470	USD	5,214	Citibank	7/9/2024	(26)
CNH	138,167	USD	19,098	UBS AG	7/9/2024	(153)
EUR	17,257	USD	18,790	Citibank	7/9/2024	(299)
JPY	1,836,980	USD	11,925	Morgan Stanley	7/9/2024	(489)
USD	3,794	GBP	2,970	Morgan Stanley	7/10/2024	39
USD	8,189	EUR	7,610	Morgan Stanley	7/10/2024	35
USD	1,892	GBP	1,480	Citibank	7/10/2024	21
CAD	11,293	USD	8,244	Morgan Stanley	7/10/2024	14
USD	2,397	EUR	2,235	JPMorgan Chase	7/10/2024	2
USD	1,050	EUR	980	Goldman Sachs	7/10/2024	—
USD	1,528	GBP	1,210	Citibank	7/10/2024	(2)
PLN	20,540	EUR	4,769	HSBC Bank	7/10/2024	(8)
PLN	4,740	USD	1,198	BNP Paribas	7/10/2024	(20)
EUR	5,100	CAD	7,616	HSBC Bank	7/10/2024	(104)
EUR	6,830	USD	7,446	Bank of America	7/10/2024	(127)
EUR	35,700	USD	38,873	JPMorgan Chase	7/10/2024	(619)
CAD	7,880	USD	5,757	BNP Paribas	7/11/2024	5
USD	911	AUD	1,367	Morgan Stanley	7/11/2024	(1)
USD	912	CAD	1,250	Bank of New York Mellon	7/11/2024	(2)
USD	2,467	AUD	3,700	Morgan Stanley	7/11/2024	(3)
USD	2,953	AUD	4,432	HSBC Bank	7/11/2024	(4)
SEK	45,500	USD	4,341	Bank of America	7/11/2024	(45)
USD	1,751	MXN	31,000	Morgan Stanley	7/12/2024	60
MYR	2,580	USD	550	Standard Chartered Bank	7/12/2024	(3)
MYR	7,900	USD	1,679	Standard Chartered Bank	7/12/2024	(3)
USD	3,532	BRL	18,700	Citibank	7/15/2024	193
USD	14,161	KRW	19,491,214	Citibank	7/15/2024	26
USD	784	KRW	1,065,590	Barclays Bank PLC	7/15/2024	12
INR	152,720	USD	1,829	JPMorgan Chase	7/15/2024	2
INR	79,000	USD	945	Bank of New York Mellon	7/15/2024	2
USD	8,185	ILS	30,290	BNP Paribas	7/17/2024	159
USD	21,639	MXN	404,520	Morgan Stanley	7/17/2024	(407)
SGD	1,400	USD	1,035	HSBC Bank	7/18/2024	(1)
JPY	2,128,568	USD	13,602	Morgan Stanley	7/18/2024	(331)
USD	2,696	GBP	2,110	HSBC Bank	7/22/2024	28
USD	4,950	NZD	8,091	Morgan Stanley	7/22/2024	22
AUD	4,120	USD	2,734	Standard Chartered Bank	7/22/2024	16
EUR	11,260	USD	12,065	UBS AG	7/22/2024	7
GBP	590	USD	746	Citibank	7/22/2024	— [11]
USD	1,643	AUD	2,465	HSBC Bank	7/22/2024	(2)
USD	1,529	EUR	1,430	UBS AG	7/22/2024	(4)
GBP	2,370	USD	3,007	Goldman Sachs	7/22/2024	(10)
EUR	16,582	USD	17,913	BNP Paribas	7/22/2024	(134)
TRY	7,670	USD	226	Barclays Bank PLC	7/24/2024	2
CZK	18,000	USD	775	BNP Paribas	7/24/2024	(6)
ZAR	29,130	USD	1,608	Bank of New York Mellon	7/24/2024	(10)
CZK	47,290	EUR	1,897	HSBC Bank	7/24/2024	(11)

191	American Funds Insurance Series

Capital World Bond Fund (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
ILS	4,200	USD	1,129	BNP Paribas	7/24/2024	$(15)
CHF	2,790	USD	3,139	JPMorgan Chase	7/24/2024	(24)
CNH	207,270	USD	28,507	Goldman Sachs	7/24/2024	(54)
USD	8,199	NOK	86,680	Morgan Stanley	7/25/2024	74
USD	996	NOK	10,495	UBS AG	7/25/2024	13
USD	755	NOK	7,930	Standard Chartered Bank	7/25/2024	11
USD	1,520	JPY	243,330	Goldman Sachs	7/25/2024	1
DKK	46,980	EUR	6,301	HSBC Bank	7/25/2024	— [11]
PLN	405	USD	100	Barclays Bank PLC	7/25/2024	— [11]
EUR	3,199	PLN	13,860	Morgan Stanley	7/25/2024	(12)
USD	10,499	DKK	73,090	HSBC Bank	7/25/2024	(13)
JPY	1,980,863	USD	12,518	JPMorgan Chase	7/25/2024	(154)
USD	26,697	BRL	145,837	JPMorgan Chase	7/30/2024	710
USD	995	BRL	5,500	Goldman Sachs	7/30/2024	15
COP	2,800,000	USD	673	Morgan Stanley	7/30/2024	(2)
USD	3,851	IDR	63,046,370	Standard Chartered Bank	7/30/2024	(2)
USD	1,068	IDR	17,556,760	Citibank	7/30/2024	(5)
CLP	3,670,820	USD	3,928	Morgan Stanley	7/30/2024	(28)
EUR	6,770	USD	7,331	Morgan Stanley	8/15/2024	(64)
USD	1,093	MXN	20,471	Morgan Stanley	9/17/2024	(11)
USD	521	MXN	9,920	BNP Paribas	9/17/2024	(14)
USD	695	MXN	13,187	Bank of New York Mellon	9/17/2024	(16)
USD	1,119	MXN	21,083	Standard Chartered Bank	9/17/2024	(18)
USD	4,196	EUR	3,900	HSBC Bank	9/18/2024	3
USD	1,549	AUD	2,320	Morgan Stanley	9/18/2024	(2)
USD	1,355	AUD	2,029	HSBC Bank	9/18/2024	(2)
JPY	570,964	CHF	3,300	UBS AG	9/18/2024	(116)
USD	3,362	BRL	17,410	Citibank	4/1/2025	346
						$(1,988)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	$(61)	$—	$(61)
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN772,940	(8)	—	(8)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	21	—	21
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(14)	—	(14)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(52)	—	(52)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN43,000	(158)	—	(158)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	MXN27,800	(103)	—	(103)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN43,375	(124)	—	(124)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP13,640	(22)	—	(22)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP10,000	398	—	398
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	304	—	304
3.968%	Annual	SONIA	Annual	2/16/2029	GBP13,830	(42)	—	(42)
3.52697105%	Annual	SONIA	Annual	5/24/2029	GBP14,660	—	(22)	22
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	14	—	14

American Funds Insurance Series	192

Capital World Bond Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	$465	$—	$465
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	(195)	—	(195)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP8,600	(409)	—	(409)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP3,550	4	—	4
						$18	$(22)	$40
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(96)	$—	$(96)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(195)	—	(195)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(930)	—	(930)
							$(1,221)	$—	$(1,221)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD4,675	$(293)	$(312)	$19
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)	Value at 6/30/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	EUR2,980	$56	$71	$(15)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD99,659	2,052	2,236	(184)
					$2,108	$2,307	$(199)

193	American Funds Insurance Series

Capital World Bond Fund (continued)
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 1.36%
Capital Group Central Corporate Bond Fund	$52,692	$919	$31,216	$689	$(2,467)	$20,617	$919
Short-term securities 13.89%
Money market investments 13.89%
Capital Group Central Cash Fund 5.37%[16]	177,300	302,206	268,955	(9)	20	210,562	5,802
Total 15.25%				$680	$(2,447)	$231,179	$6,721
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,882	$5,352	.35%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,532	5,340.35
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,984	1,974.13
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,892	1,912.12
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,340	1,354.09
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	102	102.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[7,8]	9/13/2023	95	97.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[7,8]	9/13/2023-6/13/2024	1	1	.00 [19]
Total		$16,828	$16,132	1.06%

American Funds Insurance Series	194

Capital World Bond Fund (continued)
[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,132,000, which represented 1.06% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $118,828,000, which represented 7.84% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,957,000, which represented .13% of the net assets of the fund.

[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,548,000, which represented .83% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 6/30/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won

MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

195	American Funds Insurance Series

American High-Income Trust
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 89.85%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 89.63%
Energy 14.67%
	3R Lux SARL 9.75% 2/5/2031[1]	USD875	$919
	Aethon United BR, LP 8.25% 2/15/2026[1]	435	440
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	553
	Antero Resources Corp. 7.625% 2/1/2029[1]	244	251
	Antero Resources Corp. 5.375% 3/1/2030[1]	130	126
	Archrock Partners, LP 6.25% 4/1/2028[1]	170	168
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	2,044
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	211
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	278
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	636
	Baytex Energy Corp. 8.50% 4/30/2030[1]	520	544
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,495
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,148
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	127
	Blue Racer Midstream, LLC 7.25% 7/15/2032[1]	885	910
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,668	2,797
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	873	915
	California Resources Corp. 7.125% 2/1/2026[1]	390	391
	California Resources Corp. 8.25% 6/15/2029[1]	520	531
	Cheniere Energy Partners, LP 4.50% 10/1/2029	58	55
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,041	1,011
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	783
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	1,670	1,654
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	757
	Chesapeake Energy Corp. 4.875% 4/15/2032[2]	4,300	90
	Chord Energy Corp. 6.375% 6/1/2026[1]	190	190
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,315	1,356
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	882
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	530	556
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	783
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,203
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	253
	CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,473
	CNX Resources Corp. 7.375% 1/15/2031[1]	861	881
	CNX Resources Corp. 7.25% 3/1/2032[1]	965	985
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	805	781
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,095	1,020
	Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[3]	3,201	2,633
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,498	1,584
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,435	1,463
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	550	551
	Delek Logistics Partners, LP 8.625% 3/15/2029[1]	365	376
	Devon Energy Corp. 5.875% 6/15/2028	202	203
	Devon Energy Corp. 4.50% 1/15/2030	493	475
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,302
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	280
	Ecopetrol SA 8.375% 1/19/2036	315	310
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	739
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,165	1,216
	Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	225	213
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	921
	Energy Transfer, LP 6.00% 2/1/2029[1]	55	55
	EQM Midstream Partners, LP 4.125% 12/1/2026	87	84
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,133
	EQM Midstream Partners, LP 5.50% 7/15/2028	586	577
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	187
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,581
	EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,126
	EQT Corp. 5.00% 1/15/2029	170	167
	EQT Corp. 3.625% 5/15/2031[1]	290	256
	Genesis Energy, LP 8.00% 1/15/2027	3,115	3,188

American Funds Insurance Series	196

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Genesis Energy, LP 7.75% 2/1/2028	USD87	$88
	Genesis Energy, LP 8.25% 1/15/2029	1,480	1,529
	Genesis Energy, LP 8.875% 4/15/2030	1,110	1,169
	Genesis Energy, LP 7.875% 5/15/2032	2,485	2,510
	Global Partners, LP 6.875% 1/15/2029	135	134
	Global Partners, LP 8.25% 1/15/2032[1]	575	591
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,516
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,746
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	915
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	151
	Hess Midstream Operations, LP 6.50% 6/1/2029[1]	405	411
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,314
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	387
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	143
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	954
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	891
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	899
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	934
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,023	2,157
	Jonah Energy, LLC 12.00% 11/5/2025[4]	852	852
	Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	655	672
	Matador Resources Co. 6.875% 4/15/2028[1]	425	432
	Matador Resources Co. 6.50% 4/15/2032[1]	820	821
	MEG Energy Corp. 5.875% 2/1/2029[1]	485	472
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	39
	Murphy Oil Corp. 6.375% 7/15/2028	243	245
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	723
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,190	1,211
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,340	1,389
	Nabors Industries, Ltd. 7.25% 1/15/2026[1]	500	508
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,038	1,008
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	5,250	4,834
	New Fortress Energy, Inc. 8.75% 3/15/2029[1]	2,690	2,458
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[5,6]	269	262
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	895	913
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,800	1,829
	Noble Finance II, LLC 8.00% 4/15/2030[1]	235	245
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,985	2,009
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	405	425
	NuStar Logistics, LP 6.00% 6/1/2026	286	286
	Parkland Corp. 4.625% 5/1/2030[1]	440	402
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	59
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,038
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,198
	Petroleos Mexicanos 6.875% 10/16/2025	350	349
	Petroleos Mexicanos 8.75% 6/2/2029	732	719
	Petroleos Mexicanos 5.95% 1/28/2031	485	391
	Petroleos Mexicanos 6.95% 1/28/2060	425	281
	Pluspetrol Camisea SA 6.24% 7/3/2036[1]	150	150
	Range Resources Corp. 4.875% 5/15/2025	362	360
	Range Resources Corp. 8.25% 1/15/2029	585	607
	Range Resources Corp. 4.75% 2/15/2030[1]	538	505
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,185	1,197
	Southwestern Energy Co. 5.375% 3/15/2030	1,290	1,247
	Southwestern Energy Co. 4.75% 2/1/2032	370	341
	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	302
	Sunoco, LP 6.00% 4/15/2027	547	547
	Sunoco, LP 5.875% 3/15/2028	290	289
	Sunoco, LP 7.00% 9/15/2028[1]	1,645	1,687
	Sunoco, LP 7.00% 5/1/2029[1]	300	308

197	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Sunoco, LP 4.50% 5/15/2029	USD1,970	$1,844
	Sunoco, LP 4.50% 4/30/2030	1,955	1,810
	Sunoco, LP 7.25% 5/1/2032[1]	785	813
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,110	1,166
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,210
	Targa Resources Partners, LP 6.50% 7/15/2027	133	134
	Targa Resources Partners, LP 6.875% 1/15/2029	915	939
	Targa Resources Partners, LP 5.50% 3/1/2030	327	325
	Targa Resources Partners, LP 4.875% 2/1/2031	695	664
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	575	585
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	474	474
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,066
	Transocean, Inc. 8.25% 5/15/2029[1]	290	291
	Transocean, Inc. 8.75% 2/15/2030[1]	512	538
	Transocean, Inc. 8.50% 5/15/2031[1]	520	521
	Transocean, Inc. 6.80% 3/15/2038	540	448
	USA Compression Partners, LP 6.875% 9/1/2027	247	248
	USA Compression Partners, LP 7.125% 3/15/2029[1]	700	706
	Valaris, Ltd. 8.375% 4/30/2030[1]	450	466
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,085
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	198
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,250	2,021
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,075
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	732
	Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	444
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,038
	Vital Energy, Inc. 7.875% 4/15/2032[1]	1,045	1,063
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	365
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,966	3,076
	Western Midstream Operating, LP 3.10% 2/1/2025[7]	35	34
	Western Midstream Operating, LP 4.50% 3/1/2028	239	231
	Western Midstream Operating, LP 5.25% 2/1/2050[7]	300	263
			130,824

Communication services 12.14%
	Altice France Holding SA 10.50% 5/15/2027[1]	1,080	432
	Altice France SA 5.125% 7/15/2029[1]	2,227	1,468
	Altice France SA 5.50% 10/15/2029[1]	380	251
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN5,750	306
	CCO Holdings, LLC 5.50% 5/1/2026[1]	USD102	101
	CCO Holdings, LLC 5.00% 2/1/2028[1]	901	843
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	328
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	285
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,521	3,052
	CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,232
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,093	2,528
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,324	1,905
	CCO Holdings, LLC 4.50% 5/1/2032	1,768	1,425
	CCO Holdings, LLC 4.50% 6/1/2033[1]	1,568	1,235
	CCO Holdings, LLC 4.25% 1/15/2034[1]	3,431	2,607
	Charter Communications Operating, LLC 5.25% 4/1/2053	400	314
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	499
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	264
	Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	661
	Connect Finco SARL 6.75% 10/1/2026[1]	3,510	3,391
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	186
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[5,6]	1,157	1,115
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	10

American Funds Insurance Series	198

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	USD1,056	$22
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,5]	87	124
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,844
	DIRECTV Financing, LLC 8.875% 2/1/2030[1]	325	318
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[5,6]	669	672
	DISH DBS Corp. 5.875% 11/15/2024	11,610	11,034
	DISH DBS Corp. 7.75% 7/1/2026	735	457
	DISH DBS Corp. 5.25% 12/1/2026[1]	515	407
	DISH Network Corp. 11.75% 11/15/2027[1]	5,840	5,732
	Embarq Corp. 7.995% 6/1/2036	3,649	479
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	820	801
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	3,315	3,127
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,070	2,819
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,025	894
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	1,685	1,468
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	732
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	185	191
	Gray Television, Inc. 7.00% 5/15/2027[1]	2,580	2,378
	Gray Television, Inc. 10.50% 7/15/2029[1]	3,560	3,583
	Gray Television, Inc. 4.75% 10/15/2030[1]	817	491
	Gray Television, Inc. 5.375% 11/15/2031[1]	3,725	2,115
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[5,6]	830	790
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	2,295	2,141
	Lamar Media Corp. 4.00% 2/15/2030	260	236
	Lamar Media Corp. 3.625% 1/15/2031	160	141
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	173
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,3]	2,558	377
	Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,4,5]	347	330
	Likewize Corp. 9.75% 10/15/2025[1]	140	141
	Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	330	337
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	1,975	1,826
	News Corp. 3.875% 5/15/2029[1]	1,240	1,143
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	308
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,195	2,844
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	474
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,865	1,756
	Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	220	211
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	2,914	2,635
	Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	485	456
	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	1,973	1,687
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	4,248	3,471
	Sprint Capital Corp. 6.875% 11/15/2028	316	335
	Sprint Capital Corp. 8.75% 3/15/2032	716	862
	Sprint, LLC 7.625% 3/1/2026	480	494
	TEGNA, Inc. 5.00% 9/15/2029	366	324
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	795
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,038
	Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,396
	Univision Communications, Inc. 4.50% 5/1/2029[1]	4,762	4,007
	Univision Communications, Inc. 7.375% 6/30/2030[1]	2,235	2,081
	Univision Communications, Inc. 8.50% 7/31/2031[1]	960	933
	Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 9.585% 6/24/2029[5,6]	68	69
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	1,975
	VZ Secured Financing BV 5.00% 1/15/2032[1]	600	512
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,450	1,316

199	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	USD580	$518
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	194
	Ziggo BV 4.875% 1/15/2030[1]	865	770
			108,222

Consumer discretionary 10.40%
	Advance Auto Parts, Inc. 1.75% 10/1/2027	199	174
	Advance Auto Parts, Inc. 5.95% 3/9/2028	933	926
	Advance Auto Parts, Inc. 3.90% 4/15/2030	1,121	1,014
	Advance Auto Parts, Inc. 3.50% 3/15/2032	1,004	854
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.208% 2/2/2026[5,6]	338	331
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	841	837
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	242
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	580	508
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	1,904	1,968
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,275	1,180
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	865	784
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,836	1,854
	Bath & Body Works, Inc. 6.75% 7/1/2036	875	872
	Boyd Gaming Corp. 4.75% 12/1/2027	441	425
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	313
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	607
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	3,769	3,458
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	1,967	2,011
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,235	1,242
	Carnival Corp. 5.75% 3/1/2027[1]	890	880
	Carnival Corp. 4.00% 8/1/2028[1]	2,440	2,293
	Carnival Corp. 6.00% 5/1/2029[1]	2,556	2,526
	Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,700
	Clarios Global, LP 6.25% 5/15/2026[1]	140	140
	Clarios Global, LP 8.50% 5/15/2027[1]	315	317
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,540	1,594
	Dana, Inc. 4.50% 2/15/2032	195	168
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,295	1,180
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,745	1,534
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,231
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	336	337
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[5,6]	102	102
	Ford Motor Co. 3.25% 2/12/2032	210	174
	Ford Motor Co. 6.10% 8/19/2032	250	250
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	799	815
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	695	670
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	108
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	290
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	389
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	770	688
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,215	1,285
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	283
	Gap, Inc. 3.625% 10/1/2029[1]	170	147
	Gap, Inc. 3.875% 10/1/2031[1]	108	90
	Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	228
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	699
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,821	1,910
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[5,6]	1,258	1,264
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	392
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	936

American Funds Insurance Series	200

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	USD591	$552
	Hyundai Capital America 1.65% 9/17/2026[1]	70	64
	International Game Technology PLC 6.50% 2/15/2025[1]	201	201
	International Game Technology PLC 4.125% 4/15/2026[1]	465	453
	International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,031
	KB Home 6.875% 6/15/2027	330	338
	KB Home 7.25% 7/15/2030	330	340
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	335
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,230	3,960
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	2,000	2,089
	Levi Strauss & Co. 3.50% 3/1/2031[1]	915	793
	LGI Homes, Inc. 8.75% 12/15/2028[1]	445	464
	Light and Wonder International, Inc. 7.00% 5/15/2028[1]	735	739
	Light and Wonder International, Inc. 7.25% 11/15/2029[1]	960	981
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	315
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	203
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	980
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	624
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	846
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	635
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	558
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	485
	MGM Resorts International 5.50% 4/15/2027	200	197
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.446% 9/9/2026[5,6]	227	228
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	370
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	375
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,632
	Newell Brands Inc. 6.625% 9/15/2029	435	427
	Party City Holdings, Inc. 0% 10/12/2028[4]	500	— [8]
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,3]	2,366	2,285
	PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	13
	QVC, Inc. 4.45% 2/15/2025	580	571
	Rakuten Group, Inc. 9.75% 4/15/2029[1]	375	387
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	509
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	619
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	69
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	435	430
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	860	909
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	60	64
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	573
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,741
	Sally Holdings, LLC 6.75% 3/1/2032	1,792	1,772
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	805	785
	Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.306% 4/4/2029[5,6]	497	497
	Service Corp. International 4.00% 5/15/2031	305	272
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,735	1,568
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,525	2,225
	Station Casinos, LLC 6.625% 3/15/2032[1]	320	319
	STL Holding Co., LLC 8.75% 2/15/2029[1]	295	308
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	86
	Travel + Leisure Co. 4.50% 12/1/2029[1]	370	341
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	4,610	4,966
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	1,075	1,089
	Valvoline, Inc. 3.625% 6/15/2031[1]	630	544
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]	710	731
	Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	1,435	1,483
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[5,6]	420	423
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,040	1,018

201	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	USD455	$424
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	459
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	256
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	296
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	259
			92,726

Health care 9.26%
	AdaptHealth, LLC 6.125% 8/1/2028[1]	535	511
	AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	881
	AdaptHealth, LLC 5.125% 3/1/2030[1]	1,475	1,292
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	1,295	1,193
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,943
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	824
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/2027[5,6]	450	446
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	561
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	716	499
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,599	4,288
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,139
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	204
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	875	698
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	517
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,610	2,706
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	177
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,732	814
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,317	1,555
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[5,6]	351	321
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	815	800
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	455	436
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,078	1,033
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[5,6]	562	563
	Centene Corp. 4.25% 12/15/2027	337	322
	Centene Corp. 4.625% 12/15/2029	1,495	1,415
	Centene Corp. 3.375% 2/15/2030	217	193
	Centene Corp. 3.00% 10/15/2030	295	252
	Centene Corp. 2.50% 3/1/2031	1,125	924
	Centene Corp. 2.625% 8/1/2031	615	506
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	176
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	621
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,407
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,523
	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	803
	CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	185	193
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	405	411
	DaVita, Inc. 4.625% 6/1/2030[1]	690	624
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	2,950
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[5,6]	2,170	2,168
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[5,6]	178	178
	Grifols SA 4.75% 10/15/2028[1]	1,960	1,693
	Grifols, SA 7.50% 5/1/2030[4]	EUR1,400	1,499
	HCA, Inc. 5.625% 9/1/2028	USD1,300	1,312
	HCA, Inc. 3.50% 9/1/2030	180	162
	HCA, Inc. 4.625% 3/15/2052	233	188
	HCA, Inc. 7.50% 11/15/2095	250	270
	Hologic, Inc. 3.25% 2/15/2029[1]	415	373

American Funds Insurance Series	202

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	IQVIA, Inc. 5.00% 10/15/2026[1]	USD603	$592
	IQVIA, Inc. 6.50% 5/15/2030[1]	245	249
	Jazz Securities DAC 4.375% 1/15/2029[1]	261	242
	Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	284	309
	Medline Borrower, LP 3.875% 4/1/2029[1]	225	207
	Medline Borrower, LP 6.25% 4/1/2029[1]	1,114	1,128
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,681
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[5,6]	556	558
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	830	782
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	2,514	2,237
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,650	2,299
	Option Care Health, Inc. 4.375% 10/31/2029[1]	290	266
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,710	1,476
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,310	2,102
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[1,3]	2,468	2,317
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,3]	2,427	1,945
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[3,5,6]	1,761	1,675
	Select Medical Corp. 6.25% 8/15/2026[1]	554	557
	Star Parent, Inc. 9.00% 10/1/2030[1]	560	589
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	365	366
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	495	501
	Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/2030[5,6]	345	346
	Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	234
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.58% 3/2/2027[5,6]	271	253
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	500
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	260
	Tenet Healthcare Corp. 4.625% 6/15/2028	440	419
	Tenet Healthcare Corp. 6.125% 10/1/2028	460	458
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,535	1,431
	Tenet Healthcare Corp. 4.375% 1/15/2030	895	830
	Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,490	1,514
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	106
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,784	1,676
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	719
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	833
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,430
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	430
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	754	839
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	575
			82,520

Materials 8.97%
	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	503
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,535
	ArcelorMittal SA 6.80% 11/29/2032	315	332
	ArcelorMittal SA 7.00% 10/15/2039	488	525
	ArcelorMittal SA 6.75% 3/1/2041	755	771
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	1,290	1,093
	ATI, Inc. 4.875% 10/1/2029	690	646
	ATI, Inc. 7.25% 8/15/2030	375	388
	ATI, Inc. 5.125% 10/1/2031	1,110	1,027
	Avient Corp. 7.125% 8/1/2030[1]	335	342
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	250
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	448

203	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Ball Corp. 6.875% 3/15/2028	USD465	$478
	Ball Corp. 6.00% 6/15/2029	350	352
	Ball Corp. 2.875% 8/15/2030	160	136
	Ball Corp. 3.125% 9/15/2031	1,220	1,033
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,167
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,151
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,871	1,773
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	550	545
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,240	1,986
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	990	980
	Consolidated Energy Finance SA 5.625% 10/15/2028[1]	505	430
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,733
	CVR Partners, LP 6.125% 6/15/2028[1]	685	659
	Element Solutions, Inc. 3.875% 9/1/2028[1]	630	580
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,465	7,301
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,879
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	413
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	391
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	9,012
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,845
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	502
	INEOS Finance PLC 7.50% 4/15/2029[1]	285	288
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	598
	LABL, Inc. 10.50% 7/15/2027[1]	160	157
	LABL, Inc. 5.875% 11/1/2028[1]	730	667
	LABL, Inc. 9.50% 11/1/2028[1]	302	305
	LSB Industries, Inc. 6.25% 10/15/2028[1]	625	603
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	383
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	900	902
	Methanex Corp. 5.125% 10/15/2027	2,415	2,331
	Methanex Corp. 5.25% 12/15/2029	462	446
	Methanex Corp. 5.65% 12/1/2044	465	402
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	263	265
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,549	1,586
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,960	2,060
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	630	653
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,741	1,667
	NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	260
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,372
	NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,245
	Novelis Corp. 3.25% 11/15/2026[1]	690	650
	Novelis Corp. 4.75% 1/30/2030[1]	478	444
	Novelis Corp. 3.875% 8/15/2031[1]	987	855
	Olin Corp. 5.625% 8/1/2029	200	196
	Olin Corp. 5.00% 2/1/2030	180	170
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	600	601
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	615
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,285	1,210
	Summit Materials, LLC 6.50% 3/15/2027[1]	360	361
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	729
	Summit Materials, LLC 7.25% 1/15/2031[1]	385	399
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	514
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	324
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	1,025	1,018
	Tronox, Inc. 4.625% 3/15/2029[1]	740	669

American Funds Insurance Series	204

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[3,5,6]	USD393	$396
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[3,5,6]	825	822
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	637
			80,006

Financials 8.23%
	AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,186
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	907	941
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	619
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,801	1,778
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,368
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	667
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	765	768
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,137
	Aretec Group, Inc. 7.50% 4/1/2029[1]	3,168	3,057
	Aretec Group, Inc. 10.00% 8/15/2030[1]	1,260	1,372
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	342
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	182
	Block, Inc. 2.75% 6/1/2026	1,640	1,550
	Block, Inc. 3.50% 6/1/2031	1,605	1,386
	Block, Inc. 6.50% 5/15/2032[1]	2,270	2,303
	Blue Owl Capital Corp. 3.40% 7/15/2026	290	273
	Blue Owl Capital Corp. III 3.125% 4/13/2027	600	549
	Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	919
	Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	372
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,060	1,106
	BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	537
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	808
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	2,830	2,429
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,745	2,203
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,290	4,073
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	1,114
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	607	609
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,199
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	960	954
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	885	880
	HUB International, Ltd. 5.625% 12/1/2029[1]	240	227
	HUB International, Ltd. 7.25% 6/15/2030[1]	767	787
	HUB International, Ltd. 7.375% 1/31/2032[1]	630	639
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.575% 6/20/2030[5,6]	172	173
	Intercontinental Exchange, Inc. 3.625% 9/1/2028[1]	410	387
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,221
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	140
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	445	449
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	656
	MSCI, Inc. 3.875% 2/15/2031[1]	630	568
	MSCI, Inc. 3.625% 11/1/2031[1]	341	299
	MSCI, Inc. 3.25% 8/15/2033[1]	584	483
	Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	383
	Navient Corp. 5.875% 10/25/2024	1,295	1,294
	Navient Corp. 6.75% 6/25/2025	550	550
	Navient Corp. 6.75% 6/15/2026	640	644
	Navient Corp. 5.00% 3/15/2027	2,723	2,602
	Navient Corp. 4.875% 3/15/2028	550	505
	Navient Corp. 5.50% 3/15/2029	2,280	2,084
	Navient Corp. 9.375% 7/25/2030	300	316

205	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Navient Corp. 11.50% 3/15/2031	USD2,675	$2,949
	Navient Corp. 5.625% 8/1/2033	1,478	1,181
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,358
	OneMain Finance Corp. 5.375% 11/15/2029	120	113
	OneMain Finance Corp. 7.875% 3/15/2030	915	944
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,236
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[5,6]	354	356
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	585
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,753	1,690
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	1,490	1,508
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	486
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	720	668
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	621
	Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	225	228
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[5,6]	4,960	5,069
	USI, Inc. 7.50% 1/15/2032[1]	320	325
			73,405

Information technology 7.22%
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	57
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	544
	Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	181
	Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	241
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,205	1,158
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,385	5,229
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,400	1,428
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[5,6]	2,185	2,186
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	4,084	3,332
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,340	557
	CommScope, Inc. 6.00% 3/1/2026[1]	2,253	1,980
	CommScope, Inc. 8.25% 3/1/2027[1]	762	362
	CommScope, Inc. 7.125% 7/1/2028[1]	309	128
	CommScope, Inc. 4.75% 9/1/2029[1]	530	368
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[5,6]	2,078	1,876
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[1,5,6]	9,800	10,154
	Entegris, Inc. 4.75% 4/15/2029[1]	370	354
	Fair Isaac Corp. 4.00% 6/15/2028[1]	855	800
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6,9]	3,647	3,665
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6,9]	40	40
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	451
	Gartner, Inc. 4.50% 7/1/2028[1]	1,038	1,001
	Gartner, Inc. 3.625% 6/15/2029[1]	19	17
	Gartner, Inc. 3.75% 10/1/2030[1]	776	697
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	345	312
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	2,750	2,803
	Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	2,523
	Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	1,109
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	281
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	1,400	1,427
	McAfee Corp. 7.375% 2/15/2030[1]	865	800
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	760	737
	NCR Atleos Corp. 9.50% 4/1/2029[1]	2,530	2,737

American Funds Insurance Series	206

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
	NCR Voyix Corp. 5.125% 4/15/2029[1]	USD1,179	$1,111
	Open Text Corp. 3.875% 2/15/2028[1]	645	598
	Open Text Corp. 3.875% 12/1/2029[1]	465	417
	Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	194
	Rocket Software, Inc. 6.50% 2/15/2029[1]	330	288
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	340
	UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,880
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[5,6]	874	878
	Unisys Corp. 6.875% 11/1/2027[1]	975	857
	Viasat, Inc. 5.625% 9/15/2025[1]	1,445	1,403
	Viasat, Inc. 5.625% 4/15/2027[1]	600	538
	Viasat, Inc. 6.50% 7/15/2028[1]	870	659
	Viasat, Inc. 7.50% 5/30/2031[1]	2,079	1,384
	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	195
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7,9]	3,110	3,027
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	375
	Xerox Holdings Corp. 8.875% 11/30/2029[1]	440	420
	Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	304
			64,403

Industrials 6.54%
	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	217	215
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	266
	ADT Security Corp. 4.125% 8/1/2029[1]	200	185
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	917
	Alta Equipment Group, Inc. 9.00% 6/1/2029[1]	300	279
	Ambipar Lux SARL 9.875% 2/6/2031[1]	380	369
	American Airlines, Inc. 8.50% 5/15/2029[1]	415	431
	Aramark Services, Inc. 5.00% 4/1/2025[1]	140	139
	Atkore, Inc. 4.25% 6/1/2031[1]	915	807
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	851
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	51
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,214
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,055	1,046
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,888
	Boeing Co. 6.528% 5/1/2034[1]	896	918
	Boeing Co. 6.858% 5/1/2054[1]	386	396
	Bombardier, Inc. 7.125% 6/15/2026[1]	441	448
	Bombardier, Inc. 7.875% 4/15/2027[1]	535	537
	Bombardier, Inc. 6.00% 2/15/2028[1]	560	554
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	129
	Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	430	465
	Brand Industrial Services, Inc., Term Loan C, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/2030[5,6]	228	229
	Brink’s Co. (The) 6.50% 6/15/2029[1]	170	172
	Brink’s Co. (The) 4.625% 10/15/2027[1]	719	690
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	154
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	335	310
	Champions Financing, Inc. 8.75% 2/15/2029[1]	715	734
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	541
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	851
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	827
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	742
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	116
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,824	2,566
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[5,6]	660	648
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	911
	Enviri Corp. 5.75% 7/31/2027[1]	480	457

207	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	USD1,850	$1,911
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	597
	ESAB Corp. 6.25% 4/15/2029[1]	525	529
	GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	400
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	197
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	239
	Hertz Corp. (The) 4.625% 12/1/2026[1]	220	160
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	151	137
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.859% 6/30/2028[5,6]	29	26
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	772
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[5,6]	350	351
	Icahn Enterprises, LP 6.25% 5/15/2026	897	891
	Icahn Enterprises, LP 5.25% 5/15/2027	1,219	1,145
	Icahn Enterprises, LP 9.75% 1/15/2029[1]	745	773
	Icahn Enterprises, LP 4.375% 2/1/2029	675	578
	Maxim Crane Works Holdings Capital, LLC 11.50% 9/1/2028[1]	450	465
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,282	1,285
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	311
	Moog, Inc. 4.25% 12/9/2027[1]	395	375
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	252
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	315	292
	Owens Corning 3.50% 2/15/2030[1]	530	483
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	567
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	1,320	1,350
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	440
	Reworld Holding Corp. 4.875% 12/1/2029[1]	990	905
	Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,318
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	581	592
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	468	489
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	101
	Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	46
	Seagate HDD Cayman 8.25% 12/15/2029	190	204
	Seagate HDD Cayman 8.50% 7/15/2031	455	490
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	694
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	429
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,218	1,142
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,249	1,346
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	3,190	3,523
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[5,6]	1,092	1,101
	Stericycle, Inc. 3.875% 1/15/2029[1]	65	61
	Titan International, Inc. 7.00% 4/30/2028	750	722
	TransDigm, Inc. 5.50% 11/15/2027	1,030	1,012
	TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,328
	TransDigm, Inc. 4.875% 5/1/2029	380	356
	TransDigm, Inc. 6.875% 12/15/2030[1]	355	363
	TransDigm, Inc. 6.625% 3/1/2032[1]	1,225	1,239
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	116
	United Rentals (North America), Inc. 3.875% 2/15/2031	720	643
	United Rentals (North America), Inc. 3.75% 1/15/2032	505	440
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	309
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,619
	Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	324
	XPO, Inc. 7.125% 6/1/2031[1]	533	545
	XPO, Inc. 7.125% 2/1/2032[1]	270	277
			58,313

American Funds Insurance Series	208

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Real estate 5.89%
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	USD2,063	$1,272
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,392	832
	Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	381
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,369	1,342
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	535
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[5,6]	294	296
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	446
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	88
	Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	269
	HAT Holdings I, LLC 8.00% 6/15/2027[1]	300	312
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,263
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,513	2,250
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,083	2,658
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	976
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,176
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	352
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	214
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,075	2,925
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,500
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	1,944
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,285
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	1,846
	Ladder Capital Finance Holdings LLP 5.25% 10/1/2025[1]	650	645
	Ladder Capital Finance Holdings LLP 4.25% 2/1/2027[1]	1,249	1,184
	Ladder Capital Finance Holdings LLP 4.75% 6/15/2029[1]	780	721
	MPT Operating Partnership, LP 5.00% 10/15/2027	5,968	4,935
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,134	740
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	770
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	385
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	707
	SBA Communications Corp. 3.125% 2/1/2029	131	117
	Service Properties Trust 5.25% 2/15/2026	117	113
	Service Properties Trust 4.75% 10/1/2026	1,445	1,355
	Service Properties Trust 4.95% 2/15/2027	1,931	1,756
	Service Properties Trust 5.50% 12/15/2027	350	325
	Service Properties Trust 3.95% 1/15/2028	2,682	2,249
	Service Properties Trust 8.375% 6/15/2029	1,985	1,953
	Service Properties Trust 4.95% 10/1/2029	2,139	1,625
	Service Properties Trust 4.375% 2/15/2030	941	666
	Service Properties Trust 8.625% 11/15/2031[1]	4,465	4,658
	Service Properties Trust 8.875% 6/15/2032	1,050	980
	VICI Properties, LP 3.50% 2/15/2025[1]	261	258
	VICI Properties, LP 4.625% 6/15/2025[1]	620	612
	VICI Properties, LP 3.875% 2/15/2029[1]	650	602
			52,518

Consumer staples 4.47%
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	870
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	894
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	440
	Amer Sports Co. 6.75% 2/16/2031[1]	575	574
	B&G Foods, Inc. 5.25% 4/1/2025	183	183
	B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,283
	B&G Foods, Inc. 8.00% 9/15/2028[1]	965	982
	BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 7.329% 2/5/2029[5,6]	222	223
	Central Garden & Pet Co. 4.125% 10/15/2030	915	816
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	777
	Coty, Inc. 5.00% 4/15/2026[1]	1,135	1,121

209	American Funds Insurance Series

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
	Coty, Inc. 4.75% 1/15/2029[1]	USD1,880	$1,788
	Coty, Inc. 6.625% 7/15/2030[1]	925	939
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,068
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	465	421
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,158
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[5,6]	160	161
	H.J. Heinz Co. 3.875% 5/15/2027	275	266
	H.J. Heinz Co. 4.375% 6/1/2046	26	21
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	322
	KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	498
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,223	2,277
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,390	3,508
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	640	641
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	425	408
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,745
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	690
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	440
	Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,181
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	436
	Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	3,085
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,027
	Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,171
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	134
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,111
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	558	491
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,925	1,731
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,378	2,149
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/2031[5,6]	1,345	1,353
	US Foods, Inc. 4.625% 6/1/2030[1]	510	474
			39,857

Utilities 1.82%
	Aegea Finance SARL 9.00% 1/20/2031[1]	330	343
	AmeriGas Partners, LP 5.50% 5/20/2025	102	102
	AmeriGas Partners, LP 5.75% 5/20/2027	302	285
	Calpine Corp. 4.50% 2/15/2028[1]	150	143
	Calpine Corp. 5.125% 3/15/2028[1]	518	499
	Calpine Corp. 3.75% 3/1/2031[1]	500	442
	DPL, Inc. 4.125% 7/1/2025	555	546
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7,10]	1,155	1,151
	Enfragen Energia Sur SA 5.375% 12/30/2030	200	167
	FirstEnergy Corp. 2.25% 9/1/2030	980	821
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[5,6]	280	282
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	122
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	94
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	200
	Pacific Gas and Electric Co. 4.95% 7/1/2050	745	616
	Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,320
	PG&E Corp. 5.00% 7/1/2028	2,935	2,827
	PG&E Corp. 5.25% 7/1/2030	3,365	3,216
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,362	2,520
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[5,6]	282	285
	Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	231
			16,212

American Funds Insurance Series	210

American High-Income Trust (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Municipals 0.02%
	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[1]	USD200	$203
	Total corporate bonds, notes & loans		799,209
U.S. Treasury bonds & notes 0.10%
U.S. Treasury 0.10%
	U.S. Treasury 3.875% 8/15/2033[11]	920	885

Mortgage-backed obligations 0.08%
Collateralized mortgage-backed obligations 0.08%
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,4]	712	696

Bonds & notes of governments & government agencies outside the U.S. 0.04%
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[7]	600	339
	Total bonds, notes & other debt instruments (cost: $822,620,000)		801,129
Convertible bonds & notes 0.07%
Communication services 0.07%
	DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	578
	Total convertible bonds & notes (cost: $835,000)		578

Common stocks 6.14%		Shares
Health care 2.56%
	Rotech Healthcare, Inc.[4,9,12]	201,793	19,877
	Endo, Inc.[12]	72,421	2,037
	Endo, Inc.[1,12]	25,905	728
	Endo, Inc. GUC 6.00% Escrow[4,12]	2,313,000	— [8]
	Endo, Inc., 1L 7.50% Escrow[4,12]	5,505,000	— [8]
	Endo, Inc., 2L 9.50% Escrow[4,12]	311,000	— [8]
	Endo, Inc., 1L 6.875% Escrow[4,12]	520,000	— [8]
	Endo, Inc., 1L 6.125% Escrow[4,12]	525,000	— [8]
	Mallinckrodt PLC[12]	3,631	194
			22,836

Information technology 1.21%
	Diebold Nixdorf, Inc.[12]	281,243	10,822

Energy 0.90%
	Ascent Resources - Utica, LLC, Class A4,9	62,978	2,647
	Chesapeake Energy Corp.	29,829	2,452
	Weatherford International[12]	10,059	1,232
	Altera Infrastructure, LP4,12	9,127	682
	Constellation Oil Services Holding SA, Class B-1[4,12]	3,449,949	552
	Diamond Offshore Drilling, Inc.[12]	13,372	207
	Mesquite Energy, Inc.[4,12]	3,558	202
	Exxon Mobil Corp.	739	85
	Bighorn Permian Resources, LLC[4]	2,894	— [8]
			8,059

211	American Funds Insurance Series

American High-Income Trust (continued)
Common stocks (continued)		Shares	Value (000)

Utilities 0.69%
	Talen Energy Corp.[12]	52,138	$5,789
	PG&E Corp.	18,786	328
			6,117

Consumer discretionary 0.38%
	Party City Holdco, Inc.[4,12]	126,254	2,199
	Party City Holdco, Inc.[1,4,12]	1,260	22
	NMG Parent, LLC[12]	9,965	1,134
	MYT Holding Co., Class B12	608,846	69
			3,424

Materials 0.26%
	Venator Materials PLC[4,12]	3,232	2,280

Real estate 0.07%
	WeWork, Inc.[4,12]	57,167	573

Communication services 0.04%
	Intelsat SA	8,182	307
	iHeartMedia, Inc., Class A12	22,639	25
			332

Financials 0.03%
	Navient Corp.	20,000	291
	Total common stocks (cost: $36,385,000)		54,734
Preferred securities 0.35%
Industrials 0.19%
	ACR III LSC Holdings, LLC, Series B, preferred shares[1,4,12]	1,022	1,751

Consumer discretionary 0.16%
	MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	1,416
	Total preferred securities (cost: $2,933,000)		3,167

Rights & warrants 0.03%
Consumer discretionary 0.03%
	NMG Parent, LLC, warrants, expire 9/24/2027[12]	27,111	265
	Total rights & warrants (cost: $164,000)		265

Short-term securities 2.29%
Money market investments 2.29%
	Capital Group Central Cash Fund 5.37%[13,14]	204,360	20,436
	Total short-term securities (cost: $20,435,000)		20,436
	Total investment securities 98.73% (cost: $883,372,000)		880,309
	Other assets less liabilities 1.27%		11,355
	Net assets 100.00%		$891,664

American Funds Insurance Series	212

American High-Income Trust (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	184	9/3/2024	USD72,605	$(36)
2 Year U.S. Treasury Note Futures	Long	118	10/3/2024	24,098	51
5 Year U.S. Treasury Note Futures	Long	135	10/3/2024	14,388	86
10 Year Ultra U.S. Treasury Note Futures	Short	8	9/30/2024	(908)	(6)
10 Year U.S. Treasury Note Futures	Short	14	9/30/2024	(1,540)	(14)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2024	(125)	(2)
					$79
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD5,069	$(323)	$(319)	$(4)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	4,645	(291)	(304)	13
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	13,634	(281)	(293)	12
					$(895)	$(916)	$21
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.29%
Money market investments 2.29%
Capital Group Central Cash Fund 5.37%[13]	$27,114	$112,431	$119,114	$3	$2	$20,436	$797
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[4,12]	9/26/2013	$4,331	$19,877	2.23%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[5,6]	9/13/2023-5/31/2024	3,580	3,665.41
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[5,6]	9/13/2023-6/13/2024	40	40	.00 [15]

213	American Funds Insurance Series

American High-Income Trust (continued)
Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[4,7]	6/23/2023	$3,024	$3,027	.34%
Ascent Resources - Utica, LLC, Class A4	11/15/2016	302	2,647.30
Total		$11,277	$29,256	3.28%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,161,000, which represented 66.97% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]	Value determined using significant unobservable inputs.
[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $43,759,000, which represented 4.91% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Step bond; coupon rate may change at a later date.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $29,256,000, which represented 3.28% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $421,000, which represented .05% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 6/30/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than .01%.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	214

American Funds Mortgage Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 96.08%		Principal amount (000)	Value (000)
Mortgage-backed obligations 88.85%
Federal agency mortgage-backed obligations 86.83%
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1]	30	29
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
	Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	138	116
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	240	195
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	306	248
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	17	14
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	79	68
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	165	142
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	86	75
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6	5
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	4
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	186	161
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	235	203
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	248	208
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	106	89
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2	1
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
	Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	27	22
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	29	27
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	16
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	24	22
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	4	4
	Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	14
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5	4
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	69	57
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	141	112
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12	9
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1,3]	1,519	1,252
	Fannie Mae Pool #FM5940 2.00% 2/1/2051[1]	1,610	1,276
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	367	291
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	189	164
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	25	21
	Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	34	30
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	408	337
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3	2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	420	350
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	198	166
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	218	182
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	87	76
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	253	218
	Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,111	1,019
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	180	160
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	40	40
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	36	36
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	461	435
	Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	98	95
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	72	71
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	111	113
	Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	30	28

215	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	USD2,540	$2,458
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	72	74
	Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	45	42
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	51	50
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	55	54
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	302	304
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	280	270
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	829	821
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	410	413
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	221	218
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	502	505
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	95	90
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	530	523
	Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	574	541
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,911	1,885
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	12	11
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	44	34
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	166	164
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	86	85
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	569	580
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,632	1,610
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	164	162
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	436	449
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	156	154
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	150	151
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	21	21
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	1,086	1,072
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	260	262
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	23	23
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	619	624
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	124	109
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	138	121
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	46	39
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	48	45
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	788	687
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1,3]	518	512
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,584	1,282
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	298	260
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	90	75
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	84	70
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	28	23
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,4]	265	256
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	14
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	24	21
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	16	15
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	14	13
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	24	22
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	45	43
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	23	23
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	15	15
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	16	14
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	141	122
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	4
	Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	182	144
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	195	161
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	320	254
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	1

American Funds Insurance Series	216

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	USD3	$2
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	297	236
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	228	196
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	74	58
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	60	50
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	173	155
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	1,031	929
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	7
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	371	329
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	1,114	949
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	119	101
	Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,193	1,127
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	639	619
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	219	217
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	248	240
	Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	110	109
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	358	345
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	338	319
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	775	793
	Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	31	27
	Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	392	370
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	43	41
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	121	117
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	84	81
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	95	94
	Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	236	223
	Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	61	62
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	27	26
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	304	300
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	67	68
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	62	63
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	42	42
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	29	29
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	878	867
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	53	52
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	5,499	5,518
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	1,048	1,054
	Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	123	125
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	703	707
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	496	497
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	136	139
	Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,077	1,042
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	667	645
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	481	475
	Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,729	1,740
	Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,424	1,434
	Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	57	57
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	69	69
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	20	19
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	15	15
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	102	102
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	65	64
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	497	509
	Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	77	79
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	236	241
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	248	250
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	294
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	88	81

217	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	USD83	$73
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	169	154
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	118	109
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	22	18
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	95	90
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	28	24
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	14
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	220	207
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	12	11
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	312	271
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	324	285
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	271	235
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	286	269
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	324	282
	Government National Mortgage Assn. 2.50% 7/1/2054[1,5]	115	97
	Government National Mortgage Assn. 3.00% 7/1/2054[1,5]	113	98
	Government National Mortgage Assn. 4.00% 7/1/2054[1,5]	82	76
	Government National Mortgage Assn. 5.00% 7/1/2054[1,5]	5	5
	Government National Mortgage Assn. 5.50% 7/1/2054[1,5]	274	272
	Government National Mortgage Assn. 6.50% 7/1/2054[1,5]	310	314
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	626	596
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	247	231
	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	50	47
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	496	464
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	72
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	77	73
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	160	159
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	80	79
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	80	70
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	187	170
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	86	78
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	808	761
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	91	73
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	37	31
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	81	65
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	350	290
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	86	71
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	537	456
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	337	282
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	182	152
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	156	130
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	240	202
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	169	157
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	257	244
	Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	15	14

American Funds Insurance Series	218

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Government National Mortgage Assn. Pool #AN1825 4.518% 6/20/2065[1]	USD40	$39
	Government National Mortgage Assn. Pool #AO0461 4.539% 8/20/2065[1]	12	12
	Government National Mortgage Assn. Pool #AO0409 4.561% 12/20/2065[1]	37	36
	Government National Mortgage Assn. Pool #AO0385 4.439% 1/20/2066[1]	261	256
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	208	155
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,5]	350	316
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,5]	125	120
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,5]	547	428
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,5]	2,624	2,233
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,5]	1,133	1,003
	Uniform Mortgage-Backed Security 4.00% 7/1/2054[1,5]	1,290	1,181
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[1,5]	2,573	2,426
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,5]	5,770	5,577
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,5]	1,624	1,602
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,5]	5,198	5,213
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,5]	8,228	8,375
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,5]	111	115
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,5]	1,123	956
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,5]	445	420
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,5]	2,263	2,269
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,5]	3,746	3,811
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,5]	741	761
			95,840

Commercial mortgage-backed securities 1.61%
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.098% 5/15/2039[1,4,6]	100	100
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.444% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[1,4,6]	891	881
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.82% 4/15/2037[1,4,6]	122	122
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]	379	380
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.523% 7/15/2038[1,4,6]	91	91
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.817% 8/15/2039[1,4]	100	100
			1,774

Collateralized mortgage-backed obligations (privately originated) 0.41%
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	153	142
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	68	59
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]	203	193
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	22	21
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	35	35
			450
	Total mortgage-backed obligations		98,064
U.S. Treasury bonds & notes 6.04%
U.S. Treasury 6.04%
	U.S. Treasury 4.25% 1/31/2026	1,410	1,397
	U.S. Treasury 4.50% 3/31/2026[3]	210	209
	U.S. Treasury 4.125% 7/31/2028	1,250	1,236
	U.S. Treasury 4.50% 5/31/2029	3,505	3,529
	U.S. Treasury 1.875% 2/15/2032	10	8

219	American Funds Insurance Series

American Funds Mortgage Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041		USD240	$164
U.S. Treasury 3.25% 5/15/2042		106	88
U.S. Treasury 1.875% 11/15/2051		65	38
Total U.S. Treasury bonds & notes			6,669
Asset-backed obligations 1.19%
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		62	62
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	259
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]		86	85
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		60	61
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		85	75
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]		105	93
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		134	121
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.193% 4/20/2062[1,4,6]		109	109
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	89
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	100
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		243	243
			1,309
Total bonds, notes & other debt instruments (cost: $107,355,000)			106,042
Short-term securities 36.85%	Weighted average yield at acquisition
Commercial paper 20.61%
BofA Securities, Inc. 7/19/2024[6]	5.330%	2,170	2,163
Chariot Funding, LLC 7/22/2024[6]	5.360	2,300	2,292
Coca-Cola Co. 7/17/2024[6]	5.330	1,656	1,651
Eli Lilly and Co. 8/9/2024[6]	5.320	1,200	1,193
Honeywell International, Inc. 9/24/2024[6]	5.300	1,400	1,382
Johnson & Johnson 7/11/2024[6]	5.310	2,300	2,296
Linde, Inc. 7/12/2024	5.310	2,500	2,495
Microsoft Corp. 7/10/2024[6]	5.300	2,300	2,296
Paccar Financial Corp. 7/12/2024	5.320	2,000	1,996
PepsiCo, Inc. 8/8/2024[6]	5.300	1,750	1,739
Procter & Gamble Co. 7/10/2024[6]	5.320	2,000	1,996
Wal-Mart Stores, Inc. 7/24/2024[6]	5.310	1,250	1,245
			22,744

U.S. Treasury bills 1.17%
U.S. Treasury 9/19/2024	5.102	1,300	1,285

Federal agency bills & notes 15.07%
Federal Farm Credit Banks 8/27/2024	5.130	1,000	992
Federal Home Loan Bank 7/1/2024	5.200	1,400	1,399
Federal Home Loan Bank 7/3/2024	5.248	5,000	4,998
Federal Home Loan Bank 8/2/2024	5.260	2,000	1,991
Federal Home Loan Bank 8/7/2024	5.258	2,300	2,288

American Funds Insurance Series	220

American Funds Mortgage Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 8/23/2024	5.260%	USD2,500	$2,481
Federal Home Loan Bank 8/30/2024	5.240	1,000	991
Tennessee Valley Authority 7/17/2024	5.267	1,500	1,496
Total short-term securities (cost: $40,676,000)			40,665
Total investment securities 132.93% (cost: $148,031,000)			146,707
Other assets less liabilities (32.93)%			(36,339)
Net assets 100.00%			$110,368
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	47	9/3/2024	USD18,546	$(4)
2 Year U.S. Treasury Note Futures	Long	286	10/3/2024	58,407	109
5 Year U.S. Treasury Note Futures	Long	191	10/3/2024	20,356	120
10 Year Ultra U.S. Treasury Note Futures	Long	67	9/30/2024	7,607	71
10 Year U.S. Treasury Note Futures	Long	34	9/30/2024	3,739	34
20 Year U.S. Treasury Bond Futures	Short	52	9/30/2024	(6,152)	(64)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	9/30/2024	2,005	19
					$285
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$13	$—	$13
SOFR	Annual	3.41%	Annual	7/28/2045	USD1,300	86	—	86
						$99	$—	$99

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $945,000, which represented .86% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,431,000, which represented
19.42% of the net assets of the fund.

221	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series	222

Ultra-Short Bond Fund
Investment portfolio June 30, 2024unaudited

Short-term securities 97.89%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 93.14%
Alberta (Province of) 7/2/2024[1]	5.300%	USD10,000	$9,994
British Columbia (Province of) 7/25/2024	5.320	12,800	12,749
Cabot Trail Funding, LLC. 9/11/2024[1]	5.370	13,000	12,853
Chariot Funding, LLC 8/13/2024[1]	5.360	11,000	10,924
Chariot Funding, LLC 9/5/2024[1]	5.286	2,400	2,375
Cisco Systems, Inc. 10/1/2024[1]	5.320	10,000	9,859
Eli Lilly and Co. 8/9/2024[1]	5.320	11,800	11,727
Federation Des Caisses Desjardins 7/11/2024[1]	5.360	11,300	11,278
Honeywell International, Inc. 7/12/2024[1]	5.220	10,000	9,979
ING (U.S.) Funding, LLC 10/21/2024[1]	5.305	3,800	3,735
Johnson & Johnson 7/11/2024[1]	5.310	12,000	11,977
Komatsu Finance America, Inc. 8/1/2024[1]	5.350	10,100	10,049
Liberty Street Funding, LLC 7/25/2024[1]	5.380	10,700	10,657
L’Oréal USA, Inc. 9/11/2024[1]	5.330	9,000	8,900
LVMH Moët Hennessy Louis Vuitton, Inc. 7/9/2024[1]	5.139	12,000	11,981
Microsoft Corp. 7/18/2024[1]	5.300	12,000	11,965
Mizuho Bank, Ltd. 9/3/2024[1]	5.370	12,000	11,879
National Bank of Canada 7/26/2024[1]	5.350	11,600	11,552
Nederlandse Waterschapsbank NV 7/30/2024[1]	5.244	12,000	11,943
Nestlé Finance International, Ltd. 8/2/2024[1]	5.220	12,000	11,939
Novartis Finance Corp. 7/1/2024[1]	5.040	12,000	11,995
Oversea-Chinese Banking Corp., Ltd. 8/12/2024[1]	5.370	12,000	11,920
Pfizer, Inc. 7/16/2024[1]	5.280	6,500	6,483
Procter & Gamble Co. 7/10/2024[1]	5.320	12,000	11,979
Sanofi 9/6/2024[1]	5.340	12,000	11,876
Siemens Capital Co., LLC 8/27/2024[1]	5.320	12,000	11,894
Starbird Funding Corp. 12/30/2024[1]	5.292	9,000	8,753
Thunder Bay Funding, LLC 9/6/2024[1]	5.232	12,000	11,875
United Overseas Bank, Ltd. 8/12/2024[1]	5.360	11,800	11,721
Victory Receivables Corp. 8/5/2024[1]	5.310	12,000	11,932
Wal-Mart Stores, Inc. 7/24/2024[1]	5.217	12,200	12,153
			330,896
U.S. Treasury bills 2.81%
U.S. Treasury 7/9/2024	5.160	10,000	9,988
Federal agency bills & notes 1.94%
Federal Home Loan Bank 8/30/2024	5.240	2,000	1,982
Federal Home Loan Bank 11/6/2024	5.135	5,000	4,908
			6,890
Total short-term securities (cost: $347,924,000)			347,774
Total investment securities 97.89% (cost: $347,924,000)			347,774
Other assets less liabilities 2.11%			7,508
Net assets 100.00%			$355,282

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $318,147,000, which represented 89.55% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

223	American Funds Insurance Series

U.S. Government Securities Fund
Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 97.72%		Principal amount (000)	Value (000)
Mortgage-backed obligations 59.12%
Federal agency mortgage-backed obligations 59.06%
	Fannie Mae Pool #735070 6.50% 10/1/2024[1]	USD— [2]	$— [2]
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	18	18
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	19	19
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	533	514
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,178	1,136
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	12
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19	19
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8	8
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	26,307	22,139
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	287	283
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	158	156
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	31	31
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	134	133
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	22	21
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	97	96
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	13	13
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,623	2,195
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,206	1,009
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	17
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	782	654
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	6
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	34	31
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	6
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	58	52
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,895	3,532
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	48	43
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	14	13
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	7	7
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	6
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	115	107
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,802	2,535
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	36	32
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	70	65
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	94	88
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	25	23
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	15	15
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,005	911
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	382	346
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	96	86
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	495	447
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	275	247
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,160	2,741
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	818	681
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	29	25
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	507	418
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	172	143
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,722	1,431
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	208	164
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	73	58

224

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	USD980	$782
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	622	491
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,965	4,297
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,457	1,201
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	174	145
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	636	525
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	45	36
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,135	941
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	734	639
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,128	1,833
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	424	333
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	181	150
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,390	2,940
	Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	465	427
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	621	569
	Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	108	85
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,944	2,700
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	57	56
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	50	49
	Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	229	179
	Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,499	2,214
	Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,966	2,801
	Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	335	325
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	53	51
	Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,340	1,228
	Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	705	666
	Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,296	9,007
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	949	898
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	855	809
	Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	9,067	8,791
	Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	5,163	4,995
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	684	677
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	611	604
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	94	94
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	239	244
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,769	2,615
	Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,325	2,339
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	10	10
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	834	851
	Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	991	996
	Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	893	898
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,361	2,332
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	422	434
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	997	912
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	352	347
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,123	2,133
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,182	3,141
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,311	3,335
	Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,253	2,266
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,031	2,045
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,680	1,688
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,498	1,510
	Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	3,039	2,869
	Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	392	370
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,796	10,653
	Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,952	1,960
	Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	337	339
	Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	476	449
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	223	220

225

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	USD28	$26
	Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	7,901	8,061
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,783	2,548
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	24,197	23,878
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	615	617
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,256	1,150
	Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,794	9,470
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	11,542	11,582
	Fannie Mae Pool #FS7979 2.00% 12/1/2053[1]	1,162	912
	Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	25	23
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	557	550
	Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	161	159
	Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	15,334	15,651
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	4,372	4,457
	Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	941	861
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	529	522
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	2,812	2,894
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,073	1,059
	Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,339	1,325
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	235	232
	Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	735	742
	Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,509	1,550
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	6,251	6,167
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,356	3,381
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	8,385	8,447
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,250	1,040
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	393	371
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	484	421
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1	1
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
	Freddie Mac Pool #1H1354 6.328% 11/1/2036[1,3]	40	41
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	247	244
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	541	535
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	702	588
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	687	575
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,628	1,361
	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,902	8,471
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	23	21
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	24
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	135	128
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	176	160
	Freddie Mac Pool #760014 2.838% 8/1/2045[1,3]	224	217
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	43	38
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	64	58
	Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,295	5,865
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	47	42
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	45	41
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	36	32
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	33	30
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	26	24
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	18
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	12	11
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,204	1,130
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	63	59
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	57	53
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	22
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13

226

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	USD95	$89
	Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	6,020	5,585
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	180	173
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	94	90
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	62	59
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	19	18
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	154	139
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	43	39
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	341	308
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	175	158
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	30	26
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,259	991
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,952	1,609
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	34	27
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	56	44
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,179	1,731
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	148	128
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	9,069	7,556
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	451	355
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	473	393
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	296	246
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	139	120
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	12,058	10,865
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	170	151
	Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	377	345
	Freddie Mac Pool #8D0226 2.545% 5/1/2052[1,3]	466	411
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	7,955	7,048
	Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	193	183
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	800	774
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	51	50
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	46	45
	Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	890	841
	Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	218	206
	Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	129	122
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	10,604	10,268
	Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	2,020	1,849
	Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,458	3,266
	Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,350	3,162
	Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	85	80
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,116	1,079
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	974	922
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,096	2,073
	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,982	5,099
	Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	5,073	4,651
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	819	750
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	955	943
	Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	908	914
	Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	474	478
	Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	89	84
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	854	843
	Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	561	555
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	8,262	8,300
	Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,930	1,942
	Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	300	308
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,610	1,589
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	16,740	16,827
	Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,066	4,088
	Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,158	2,170
	Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	920	925
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	471	475
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	436	439

227

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	USD294	$296
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	202	206
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,444	2,509
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,144	2,191
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,971	2,027
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,897	1,955
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,365	1,410
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,000	1,026
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	735	750
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	536	555
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	18,552	18,310
	Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	651	644
	Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	27,043	27,168
	Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	23,237	23,315
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	794	784
	Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	43,432	43,754
	Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,389	2,402
	Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	109	111
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,976	1,809
	Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	15,438	14,927
	Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	5,535	5,564
	Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	14,828	15,102
	Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	749	706
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,491	3,445
	Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	832	784
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,032	945
	Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	175	165
	Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,190	2,161
	Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	6,718	6,856
	Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,955	4,994
	Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	261	262
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	814	804
	Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	623	617
	Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	113	112
	Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	500	503
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	504	499
	Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,785	2,850
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,810	12,913
	Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,167	1,194
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,347	3,372
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,074	1,068
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,803
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,926	3,600
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	759	651
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	307	267
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,988	3,638
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,567	3,268
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	835	701
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,181	1,048
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	407	383
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,736	3,289

228

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	USD474	$443
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,776	1,649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	656	576
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	353	310
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,534	1,385
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	15,623	14,692
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	4,021	3,714
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,129	999
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	363
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,850	3,626
	Government National Mortgage Assn. 3.00% 7/1/2054[1,4]	435	379
	Government National Mortgage Assn. 3.50% 7/1/2054[1,4]	4,430	3,978
	Government National Mortgage Assn. 4.00% 7/1/2054[1,4]	4,565	4,219
	Government National Mortgage Assn. 5.50% 7/1/2054[1,4]	1,905	1,890
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	66	68
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	16	16
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	137	144
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	27	27
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	149	150
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	70	73
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,033	2,068
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	727	734
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	468	453
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	15
	Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	836	678
	Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	733	594
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,983	4,131
	Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,150	1,809
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	704	585
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,818	3,238
	Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	90	75
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,259	2,730
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,735	1,455
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,105	926
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	781	650
	Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	959	806
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	2,884	2,591
	Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	340	314
	Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	460	425
	Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	231	213
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	58	57
	Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,609	4,384
	Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,943	2,799
	Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,225	1,165
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	433	323
	Uniform Mortgage-Backed Security 2.00% 7/1/2039[1,4]	1,115	980
	Uniform Mortgage-Backed Security 2.50% 7/1/2039[1,4]	2,275	2,055
	Uniform Mortgage-Backed Security 4.00% 7/1/2039[1,4]	920	885
	Uniform Mortgage-Backed Security 5.00% 7/1/2039[1,4]	780	773
	Uniform Mortgage-Backed Security 2.00% 7/1/2054[1,4]	2,707	2,118
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[1,4]	18,627	15,847

229

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[1,4]	USD6,508	$5,761
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[1,4]	585	565
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[1,4]	4,911	4,844
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[1,4]	3,176	3,186
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[1,4]	174,084	177,199
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[1,4]	1,088	1,119
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[1,4]	3,086	2,628
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[1,4]	7,000	6,197
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[1,4]	2,000	1,886
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[1,4]	66,672	66,836
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[1,4]	19,966	20,311
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[1,4]	17,229	17,710
			1,016,742

Collateralized mortgage-backed obligations 0.06%
	FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,094	1,039
	Total mortgage-backed obligations		1,017,781

U.S. Treasury bonds & notes 34.36%
U.S. Treasury 31.33%
	U.S. Treasury 1.75% 7/31/2024	10,270	10,241
	U.S. Treasury 3.00% 7/31/2024	1,470	1,467
	U.S. Treasury 4.50% 11/30/2024	7,848	7,823
	U.S. Treasury 4.125% 1/31/2025	2,906	2,886
	U.S. Treasury 2.00% 2/15/2025	890	872
	U.S. Treasury 4.625% 2/28/2025	30,265	30,143
	U.S. Treasury 3.875% 4/30/2025	250	247
	U.S. Treasury 3.125% 8/15/2025	390	382
	U.S. Treasury 0.25% 8/31/2025	1,023	968
	U.S. Treasury 3.50% 9/15/2025	28,780	28,263
	U.S. Treasury 3.00% 9/30/2025	2,235	2,181
	U.S. Treasury 5.00% 9/30/2025	3,170	3,169
	U.S. Treasury 4.25% 12/31/2025	17,685	17,516
	U.S. Treasury 4.25% 1/31/2026	30,610	30,317
	U.S. Treasury 4.625% 2/28/2026	9,375	9,341
	U.S. Treasury 4.625% 3/15/2026	11,050	11,012
	U.S. Treasury 4.50% 3/31/2026	1,435	1,427
	U.S. Treasury 4.875% 4/30/2026	35,525	35,578
	U.S. Treasury 4.50% 7/15/2026	10,366	10,322
	U.S. Treasury 4.625% 9/15/2026	10,209	10,196
	U.S. Treasury 4.375% 12/15/2026	8,511	8,463
	U.S. Treasury 1.25% 12/31/2026	8,665	7,989
	U.S. Treasury 4.25% 3/15/2027	8,015	7,951
	U.S. Treasury 4.50% 4/15/2027	30,000	29,954
	U.S. Treasury 0.50% 4/30/2027	1,250	1,117
	U.S. Treasury 2.625% 5/31/2027	2,290	2,172
	U.S. Treasury 3.625% 5/31/2028	14,850	14,422
	U.S. Treasury 1.25% 6/30/2028	3,325	2,941
	U.S. Treasury 4.00% 6/30/2028	6,907	6,802
	U.S. Treasury 1.00% 7/31/2028	970	847
	U.S. Treasury 4.125% 7/31/2028	17,685	17,493
	U.S. Treasury 4.375% 11/30/2028	16,130	16,123
	U.S. Treasury 4.625% 4/30/2029	15,000	15,169
	U.S. Treasury 4.50% 5/31/2029	17,450	17,567
	U.S. Treasury 2.625% 7/31/2029	9,309	8,579
	U.S. Treasury 3.75% 6/30/2030	32,030	31,002
	U.S. Treasury 4.625% 9/30/2030	1,290	1,308
	U.S. Treasury 4.875% 10/31/2030	625	643
	U.S. Treasury 2.75% 8/15/2032	8,095	7,202

230

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 3.50% 2/15/2033	USD14,341	$13,439
	U.S. Treasury 3.875% 8/15/2033	14,670	14,114
	U.S. Treasury 4.00% 2/15/2034	2,438	2,367
	U.S. Treasury 4.375% 5/15/2034	15,387	15,393
	U.S. Treasury 4.50% 8/15/2039[6]	13,655	13,701
	U.S. Treasury 4.625% 2/15/2040	90	91
	U.S. Treasury 1.125% 5/15/2040	3,350	2,063
	U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	511
	U.S. Treasury 3.875% 5/15/2043	820	740
	U.S. Treasury 4.375% 8/15/2043	40	39
	U.S. Treasury 2.50% 2/15/2045	4,850	3,461
	U.S. Treasury 2.50% 2/15/2046	3,900	2,749
	U.S. Treasury 2.50% 5/15/2046	1,585	1,115
	U.S. Treasury 2.875% 11/15/2046	2,700	2,028
	U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,351
	U.S. Treasury 1.375% 8/15/2050	4,330	2,217
	U.S. Treasury 1.625% 11/15/2050[6]	26,165	14,333
	U.S. Treasury 1.875% 2/15/2051	5,892	3,442
	U.S. Treasury 2.375% 5/15/2051	6,280	4,138
	U.S. Treasury 2.00% 8/15/2051	5,226	3,140
	U.S. Treasury 1.875% 11/15/2051	3,164	1,837
	U.S. Treasury 3.00% 8/15/2052	895	674
	U.S. Treasury 4.00% 11/15/2052	1,199	1,093
	U.S. Treasury 4.75% 11/15/2053	1,175	1,215
	U.S. Treasury 4.25% 2/15/2054[6]	11,690	11,136
	U.S. Treasury 4.625% 5/15/2054	4,795	4,861
			539,343

U.S. Treasury inflation-protected securities 3.03%
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	19,165	18,648
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,344	2,286
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[7]	5,604	5,358
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,007	10,480
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,850	2,682
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,053	924
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,273	2,832
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	136	135
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,450	1,136
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,691	1,273
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	311	237
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	354	216
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	5,774	3,333
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[7]	2,820	1,598
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,245	1,044
			52,182
	Total U.S. Treasury bonds & notes		591,525
Federal agency bonds & notes 4.24%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	180	175
	Fannie Mae 7.125% 1/15/2030	2,000	2,260
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,205
	Federal Home Loan Bank 5.50% 7/15/2036	300	325
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,659
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,562
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,791
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,768
	Tennessee Valley Authority 5.88% 4/1/2036	875	962
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	230

231

U.S. Government Securities Fund (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		USD763	$694
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,402
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,372	1,401
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		2,250	2,245
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,640	2,578
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,625	2,532
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		11,482	10,982
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,856	3,662
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,650	2,499
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		2,482	2,293
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,475	2,257
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		2,377	2,153
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		2,059	1,856
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	585
			73,076
Total bonds, notes & other debt instruments (cost: $1,736,905,000)			1,682,382
Short-term securities 19.51%	Weighted average yield at acquisition
Commercial paper 13.03%
CAFCO, LLC 12/16/2024[5]	5.330%	15,000	14,621
Chariot Funding, LLC 7/22/2024[5]	5.360	14,500	14,448
Cisco Systems, Inc. 10/1/2024[5]	5.320	20,000	19,719
Eli Lilly and Co. 7/29/2024[5]	5.330	20,000	19,908
Eli Lilly and Co. 8/9/2024[5]	5.320	10,000	9,938
Honeywell International, Inc. 9/24/2024[5]	5.300	18,720	18,476
Johnson & Johnson 7/1/2024[5]	5.310	20,000	19,991
Johnson & Johnson 7/11/2024[5]	5.310	6,450	6,438
Komatsu Finance America, Inc. 8/1/2024[5]	5.350	19,900	19,800
Linde, Inc. 7/12/2024	5.310	9,500	9,480
Microsoft Corp. 7/10/2024[5]	5.300	1,209	1,207
Paccar Financial Corp. 7/15/2024	5.320	7,725	7,705
Paccar Financial Corp. 7/19/2024	5.320	20,000	19,936
PepsiCo, Inc. 8/8/2024[5]	5.300	14,174	14,089
Pfizer Investment Capital PLC 11/21/2024[5]	5.310	22,950	22,461
Procter & Gamble Co. 7/10/2024[5]	5.320	6,000	5,990
			224,207

U.S. Treasury bills 1.67%
U.S. Treasury 7/2/2024	5.273	28,800	28,796

232

U.S. Government Securities Fund (continued)
Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes 4.81%
Federal Farm Credit Banks 8/27/2024	5.130%	USD9,900	$9,817
Federal Farm Credit Banks 10/22/2024	5.190	15,000	14,756
Federal Home Loan Bank 7/3/2024	5.225	10,000	9,997
Federal Home Loan Bank 8/7/2024	5.199	40,000	39,784
Federal Home Loan Bank 9/27/2024	5.250	8,600	8,490
Total short-term securities (cost: $335,948,000)			335,847
Options purchased (equity style) 0.03%
Options purchased (equity style)*			578
Total options purchased (equity style) (cost: $629,000)			578
Total investment securities 117.26% (cost: $2,073,482,000)			2,018,807
Total options written† (0.03)% (premium received: $512,000)			(496)
Other assets less liabilities (17.23)%			(296,705)
Net assets 100.00%			$1,721,606

233

U.S. Government Securities Fund (continued)
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	683	12/13/2024	USD94.38	USD170,750	$9
3 Month SOFR Futures Option	149	12/13/2024	96.00	37,250	331
					$340
Call
3 Month SOFR Futures Option	204	12/13/2024	USD96.00	51,000	$181
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	14
3 Month SOFR Futures Option	145	12/13/2024	97.50	36,250	4
3 Month SOFR Futures Option	204	12/13/2024	97.50	51,000	15
3 Month SOFR Futures Option	203	3/14/2025	97.00	50,750	24
					$238
					$578
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	71	12/13/2024	USD95.25	USD17,750	$(45)
3 Month SOFR Futures Option	300	12/13/2024	95.50	75,000	(334)
					$(379)
Call
3 Month SOFR Futures Option	71	12/13/2024	USD95.75	17,750	$(11)
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	(19)
3 Month SOFR Futures Option	407	12/13/2024	97.00	101,750	(79)
3 Month SOFR Futures Option	203	3/14/2025	98.00	50,750	(8)
					$(117)
					$(496)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	728	9/3/2024	USD287,264	$(25)
3 Month SOFR Futures	Long	1,227	9/18/2024	290,346	(48)
3 Month SOFR Futures	Long	225	12/18/2024	53,353	(11)
3 Month SOFR Futures	Long	1,297	3/19/2025	308,508	234
3 Month SOFR Futures	Short	2	6/18/2025	(477)	(1)
3 Month SOFR Futures	Long	3	9/17/2025	718	(1)
3 Month SOFR Futures	Short	1	3/18/2026	(240)	(1)

234

U.S. Government Securities Fund (continued)
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
3 Month SOFR Futures	Short	64	9/16/2026	USD(15,393)	$48
2 Year U.S. Treasury Note Futures	Long	4,130	10/3/2024	843,423	1,143
5 Year U.S. Treasury Note Futures	Long	3,922	10/3/2024	417,999	2,380
10 Year Ultra U.S. Treasury Note Futures	Long	440	9/30/2024	49,954	444
10 Year U.S. Treasury Note Futures	Short	878	9/30/2024	(96,566)	(571)
20 Year U.S. Treasury Bond Futures	Short	884	9/30/2024	(104,588)	(1,142)
30 Year Ultra U.S. Treasury Bond Futures	Long	265	9/30/2024	33,216	313
					$2,762
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD20,100	$941	$—	$941
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD20,100	941	—	941
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD22,492	2,286	—	2,286
SOFR	Annual	3.916%	Annual	7/11/2025	USD46,800	518	—	518
4.8189%	Annual	SOFR	Annual	8/25/2025	USD8,640	(15)	—	(15)
4.8195%	Annual	SOFR	Annual	9/1/2025	USD10,300	(17)	—	(17)
4.2045%	Annual	SOFR	Annual	1/10/2026	USD1,020	(9)	—	(9)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD18,497	(158)	—	(158)
4.184%	Annual	SOFR	Annual	1/10/2026	USD18,498	(164)	—	(164)
4.265%	Annual	SOFR	Annual	2/16/2026	USD4,777	(35)	—	(35)
4.27%	Annual	SOFR	Annual	2/16/2026	USD9,621	(71)	—	(71)
4.3005%	Annual	SOFR	Annual	2/17/2026	USD1,989	(14)	—	(14)
4.288%	Annual	SOFR	Annual	2/17/2026	USD2,021	(14)	—	(14)
4.3035%	Annual	SOFR	Annual	2/17/2026	USD2,874	(20)	—	(20)
4.2675%	Annual	SOFR	Annual	2/17/2026	USD2,771	(20)	—	(20)
4.2515%	Annual	SOFR	Annual	2/17/2026	USD2,847	(22)	—	(22)
4.568%	Annual	SOFR	Annual	3/1/2026	USD27,000	(67)	—	(67)
4.56%	Annual	SOFR	Annual	3/1/2026	USD27,400	(72)	—	(72)
4.776%	Annual	SOFR	Annual	3/15/2026	USD4,450	6	—	6
4.6275%	Annual	SOFR	Annual	3/20/2026	USD49,370	(60)	—	(60)
4.9005%	Annual	SOFR	Annual	4/17/2026	USD14,100	56	—	56
4.8705%	Annual	SOFR	Annual	4/18/2026	USD12,640	45	—	45
4.815%	Annual	SOFR	Annual	5/6/2026	USD31,500	95	—	95
4.723%	Annual	SOFR	Annual	5/7/2026	USD30,490	43	—	43
4.659%	Annual	SOFR	Annual	5/17/2026	USD55,600	29	—	29
SOFR	Annual	4.5335%	Annual	6/18/2026	USD10,700	12	—	12
SOFR	Annual	4.5265%	Annual	6/18/2026	USD5,380	7	—	7
SOFR	Annual	4.528%	Annual	6/18/2026	USD5,300	6	—	6
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	(83)	—	(83)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(135)	—	(135)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(146)	—	(146)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(73)	—	(73)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(144)	—	(144)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	145	—	145

235

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	$(315)	$—	$(315)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(284)	—	(284)
3.616%	Annual	SOFR	Annual	2/20/2028	USD4,700	(10)	—	(10)
3.624%	Annual	SOFR	Annual	2/20/2028	USD9,800	(20)	—	(20)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(31)	—	(31)
3.379%	Annual	SOFR	Annual	3/17/2028	USD3,100	(19)	—	(19)
3.355%	Annual	SOFR	Annual	3/17/2028	USD3,200	(21)	—	(21)
3.7245%	Annual	SOFR	Annual	3/18/2028	USD3,230	— [2]	—	— [2]
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	70	—	70
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	69	—	69
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	57	—	57
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	8,520	—	8,520
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(111)	—	(111)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(98)	—	(98)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(88)	—	(88)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(89)	—	(89)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(89)	—	(89)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(118)	—	(118)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(93)	—	(93)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(100)	—	(100)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(110)	—	(110)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(102)	—	(102)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(115)	—	(115)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(973)	—	(973)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	2,832	—	2,832
SOFR	Annual	4.1405%	Annual	2/28/2031	USD1,310	(13)	—	(13)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(6)	—	(6)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(14)	—	(14)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	7	—	7
SOFR	Annual	4.061%	Annual	8/24/2033	USD3,230	(32)	—	(32)
SOFR	Annual	3.9519%	Annual	8/25/2033	USD3,225	(5)	—	(5)
SOFR	Annual	3.8275%	Annual	9/1/2033	USD2,300	18	—	18
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	120	—	120
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	711	—	711
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,237)	—	(1,237)
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	433	—	433
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	82	—	82
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	76	—	76
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,402	174	—	174
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	173	—	173
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	105	—	105
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	95	—	95
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	89	—	89
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	87	—	87
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	89	—	89
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	109	—	109
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	187	—	187
SOFR	Annual	3.085%	Annual	5/9/2053	USD900	100	—	100
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	85	—	85
SOFR	Annual	3.1605%	Annual	5/19/2053	USD1,000	98	—	98
SOFR	Annual	3.6765%	Annual	2/20/2054	USD2,869	19	—	19
SOFR	Annual	3.6815%	Annual	2/20/2054	USD2,700	15	—	15
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	(1)	—	(1)

236

U.S. Government Securities Fund (continued)
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3985%	Annual	3/17/2056	USD335	$10	$—	$10
SOFR	Annual	3.413%	Annual	3/17/2056	USD300	8	—	8
SOFR	Annual	3.531%	Annual	3/18/2056	USD350	2	—	2
						$14,137	$—	$14,137

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,125,000, which represented 10.93% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,845,000, which represented .80% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

237

Managed Risk Growth Fund
Investment portfolio June 30, 2024unaudited

Growth funds 84.99%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,921,326	$441,737
Total growth funds (cost: $319,229,000)		441,737
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,519,049	51,990
Total fixed income funds (cost: $52,461,000)		51,990
Short-term securities 4.83%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	25,082,258	25,082
Total short-term securities (cost: $25,082,000)		25,082
Options purchased (equity style) 0.17%
Options purchased (equity style)*		866
Total options purchased (cost: $1,681,000)		866
Total investment securities 99.99% (cost: $398,453,000)		519,675
Other assets less liabilities 0.01%		70
Net assets 100.00%		$519,745
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	25	USD13,651	USD3,700.00	9/20/2024	$7
S&P 500 Index	210	114,670	3,800.00	9/20/2024	63
S&P 500 Index	20	10,921	3,900.00	9/20/2024	7
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	25	13,651	4,050.00	12/20/2024	35
S&P 500 Index	415	226,610	4,125.00	12/20/2024	672
S&P 500 Index	15	8,191	4,200.00	12/20/2024	27
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49
					$866
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	44	9/1/2024	USD12,147	$40
U.S. Treasury 5-Year Note	Long	5	9/1/2024	533	5
					$45

American Funds Insurance Series	238

Managed Risk Growth Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.99%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$14,201	$59,003	$16,571	$38,773	$441,737	$860	$10,033
Fixed income funds 10.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	12,165	10,260	(304)	(360)	51,990	350	—
Total 94.99%				$16,267	$38,413	$493,727	$1,210	$10,033

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

239	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2024unaudited

Growth funds 84.37%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,541,924	$103,856
Total growth funds (cost: $86,084,000)		103,856
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,297,568	12,223
Total fixed income funds (cost: $12,268,000)		12,223
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	5,885,944	5,886
Total short-term securities (cost: $5,886,000)		5,886
Options purchased (equity style) 0.76%
Options purchased (equity style)*		934
Total options purchased (cost: $536,000)		934
Total investment securities 99.84% (cost: $104,774,000)		122,899
Other assets less liabilities 0.16%		192
Net assets 100.00%		$123,091
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
iShares MSCI EAFE ETF	200	USD1,567	USD57.00	9/20/2024	$8
iShares MSCI EAFE ETF	1,700	13,316	59.00	9/20/2024	64
iShares MSCI EAFE ETF	2,900	22,716	60.00	9/20/2024	112
iShares MSCI EAFE ETF	300	2,350	63.00	9/20/2024	11
iShares MSCI EAFE ETF	500	3,916	69.00	9/20/2024	7
iShares MSCI EAFE ETF	5,650	44,256	65.00	12/20/2024	715
iShares MSCI EAFE ETF	450	3,525	66.00	12/20/2024	17
					$934
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
MSCI EAFE Index Futures	Long	70	9/1/2024	USD8,201	$16
U.S. Treasury 5-Year Note	Long	10	9/1/2024	1,066	9
Mini MSCI Emerging Market Index Futures	Short	3	9/1/2024	(163)	1
S&P 500 E-mini Index Futures	Short	1	9/1/2024	(276)	1
					$27

American Funds Insurance Series	240

Managed Risk International Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.37%
American Funds Insurance Series – International Fund, Class 1	$105,419	$1,109	$10,043	$465	$6,906	$103,856	$257	$—
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	2,109	2,141	(101)	(52)	12,223	86	—
Total 94.30%				$364	$6,854	$116,079	$343	$—

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

241	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund
Investment portfolio June 30, 2024unaudited

Growth-and-income funds 84.96%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	17,534,672	$279,678
Total growth-and-income funds (cost: $227,214,000)		279,678
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,376,017	32,916
Total fixed income funds (cost: $34,025,000)		32,916
Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	15,996,413	15,996
Total short-term securities (cost: $15,996,000)		15,996
Options purchased (equity style) 0.14%
Options purchased (equity style)*		458
Total options purchased (cost: $1,152,000)		458
Total investment securities 99.96% (cost: $278,387,000)		329,048
Other assets less liabilities 0.04%		136
Net assets 100.00%		$329,184
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$7
S&P 500 Index	20	10,921	3,725.00	9/20/2024	5
S&P 500 Index	215	117,400	3,800.00	9/20/2024	65
S&P 500 Index	10	5,461	3,900.00	9/20/2024	3
S&P 500 Index	10	5,461	4,100.00	9/20/2024	4
S&P 500 Index	190	103,749	4,125.00	12/20/2024	308
S&P 500 Index	10	5,460	4,175.00	12/20/2024	17
S&P 500 Index	25	13,651	4,275.00	12/20/2024	49
					$458
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	22	9/1/2024	USD6,074	$20
U.S. Treasury 5-Year Note	Long	23	9/1/2024	2,451	22
					$42

American Funds Insurance Series	242

Managed Risk Washington Mutual Investors Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.96%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$5,684	$28,198	$(2,993)	$29,815	$279,678	$1,120	$2,242
Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	5,629	4,592	(494)	(36)	32,916	230	—
Total 94.96%				$(3,487)	$29,779	$312,594	$1,350	$2,242

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

243	American Funds Insurance Series

Managed Risk Growth-Income Fund
Investment portfolio June 30, 2024unaudited

Growth-and-income funds 80.00%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	27,695,982	$1,786,114
Total growth-and-income funds (cost: $1,463,497,000)		1,786,114
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,553,037	334,909
Total fixed income funds (cost: $341,712,000)		334,909
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	105,718,346	105,718
Total short-term securities (cost: $105,718,000)		105,718
Options purchased (equity style) 0.21%
Options purchased (equity style)*		4,616
Total options purchased (cost: $12,103,000)		4,616
Total investment securities 99.94% (cost: $1,923,030,000)		2,231,357
Other assets less liabilities 0.06%		1,304
Net assets 100.00%		$2,232,661
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	50	USD27,302	USD3,300.00	9/20/2024	$10
S&P 500 Index	175	95,558	3,325.00	9/20/2024	39
S&P 500 Index	70	38,223	3,375.00	9/20/2024	18
S&P 500 Index	10	5,461	3,450.00	9/20/2024	3
S&P 500 Index	30	16,381	3,475.00	9/20/2024	8
S&P 500 Index	2,510	1,370,581	3,525.00	9/20/2024	753
S&P 500 Index	180	98,289	3,575.00	9/20/2024	58
S&P 500 Index	70	38,223	3,625.00	9/20/2024	29
S&P 500 Index	10	5,461	3,700.00	12/20/2024	11
S&P 500 Index	150	81,907	3,725.00	12/20/2024	203
S&P 500 Index	1,745	952,854	3,750.00	12/20/2024	2,827
S&P 500 Index	70	38,223	3,800.00	12/20/2024	122
S&P 500 Index	130	70,986	3,900.00	12/20/2024	234
S&P 500 Index	155	84,638	4,100.00	12/20/2024	301
					$4,616

American Funds Insurance Series	244

Managed Risk Growth-Income Fund (continued)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
S&P 500 E-mini Index Futures	Long	218	9/1/2024	USD60,185	$201
U.S. Treasury 5-Year Note	Long	54	9/1/2024	5,755	51
					$252
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.00%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$92,257	$210,362	$3,136	$151,458	$1,786,114	$5,421	$79,172
Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	60,671	49,693	(6,049)	1,912	334,909	2,282	—
Total 95.00%				$(2,913)	$153,370	$2,121,023	$7,703	$79,172

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

245	American Funds Insurance Series

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2024unaudited

Asset allocation funds 95.27%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	80,083,731	$1,993,284
Total asset allocation funds (cost: $1,894,128,000)		1,993,284
Short-term securities 4.73%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[1]	98,953,206	98,953
Total short-term securities (cost: $98,953,000)		98,953
Options purchased (equity style) 0.04%
Options purchased (equity style)*		698
Total options purchased (cost: $1,352,000)		698
Total investment securities 100.04% (cost: $1,994,433,000)		2,092,935
Other assets less liabilities (0.04)%		(754)
Net assets 100.00%		$2,092,181
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2024 (000)
Put
S&P 500 Index	30	USD16,381	USD3,625.00	9/20/2024	$7
S&P 500 Index	10	5,461	3,725.00	9/20/2024	3
S&P 500 Index	20	10,921	3,750.00	9/20/2024	6
S&P 500 Index	120	65,526	3,800.00	9/20/2024	36
S&P 500 Index	15	8,191	3,900.00	9/20/2024	5
S&P 500 Index	15	8,191	4,100.00	9/20/2024	6
S&P 500 Index	10	5,460	3,775.00	12/20/2024	11
S&P 500 Index	20	10,921	4,050.00	12/20/2024	28
S&P 500 Index	310	169,275	4,125.00	12/20/2024	502
S&P 500 Index	10	5,460	4,200.00	12/20/2024	18
S&P 500 Index	40	21,842	4,250.00	12/20/2024	76
					$698
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
U.S. Treasury 5-Year Note	Long	390	9/1/2024	USD41,566	$368
S&P 500 E-mini Index Futures	Long	41	9/1/2024	11,319	38
					$406

American Funds Insurance Series	246

Managed Risk Asset Allocation Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.27%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$96,569	$191,155	$26,249	$62,129	$1,993,284	$9,939	$84,687

[1]	Rate represents the seven-day yield at 6/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

247	American Funds Insurance Series

Financial statements unaudited
Statements of assets and liabilities at June 30, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,966,750	$2,974,857	$42,948,920	$7,020,180	$3,403,678
Affiliated issuers	295,186	113,977	965,003	254,704	138,525
Cash	232	903	518	819	4,139
Cash collateral received for securities on loan	479	1,722	3,903	—	748
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	50	119	877	1,442	667
Unrealized appreciation on open forward currency contracts	—	—	—	—	131
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	19,976	3,927	13,214	3,283	45,061
Sales of fund’s shares	2,424	1,672	16,037	3,440	3,780
Dividends and interest	11,534	2,747	16,118	17,776	11,185
Variation margin on futures contracts	—	—	—	—	35
Variation margin on centrally cleared swap contracts	—	—	—	—	8
Securities lending income	1	38	26	4	7
Other	—	— †	—	— †	—
	8,296,632	3,099,962	43,964,616	7,301,648	3,607,964
Liabilities:
Collateral for securities on loan	4,789	17,225	39,028	—	7,477
Unrealized depreciation on open forward currency contracts	—	—	—	—	195
Bilateral swaps, at value	—	—	—	—	197
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	34,552	4,217	11,404	5,168	6,473
Repurchases of fund’s shares	13,192	1,779	58,743	4,934	3,938
Investment advisory services	2,469	1,525	10,894	2,859	1,462
Insurance administrative fees	526	185	2,704	280	507
Services provided by related parties	1,135	505	5,829	980	420
Trustees’ deferred compensation	108	63	592	187	50
Variation margin on futures contracts	—	—	—	—	10
Variation margin on centrally cleared swap contracts	—	—	—	—	3
Non-U.S. taxes	5,454	18,507	—	32,220	19,505
Other	773	206	767	1,104	430
	62,998	44,212	129,961	47,732	40,667
Commitments and contingencies*
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,188,838	$2,402,001	$18,626,919	$5,566,137	$2,431,342
Total distributable earnings (accumulated loss)	4,044,796	653,749	25,207,736	1,687,779	1,135,955
Net assets at June 30, 2024	$8,233,634	$3,055,750	$43,834,655	$7,253,916	$3,567,297
Investment securities on loan, at value	$4,457	$41,131	$38,162	$9,093	$14,933
Investment securities, at cost
Unaffiliated issuers	4,878,864	2,314,045	19,847,748	4,976,685	2,361,239
Affiliated issuers	295,172	100,243	964,947	254,706	138,525
Cash denominated in currencies other than U.S. dollars, at cost	53	120	876	1,442	669
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	248

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,435,918	$1,849,795	$38,704,827	$309,553	$1,245,997
Affiliated issuers	419,230	62,675	1,400,527	19,520	110,564
Cash	233	47	424	55	194
Cash collateral received for securities on loan	—	966	11,983	—	1,650
Cash collateral pledged for futures contracts	—	—	—	—	—
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	4	394	2,935	192	240
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	20,607	3,793	162,974	143	29,467
Sales of fund’s shares	3,225	96	4,397	168	1,593
Dividends and interest	13,866	4,400	50,813	1,545	5,698
Variation margin on futures contracts	—	—	—	—	6
Variation margin on centrally cleared swap contracts	—	—	—	—	21
Securities lending income	10	5	45	— †	7
Other	4	13	—	—	7
	10,893,097	1,922,184	40,338,925	331,176	1,395,444
Liabilities:
Collateral for securities on loan	—	9,661	119,835	—	16,497
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	—	—	—
Payables for:
Purchases of investments	11,648	640	17,131	210	66,823
Repurchases of fund’s shares	9,547	1,300	77,940	361	458
Investment advisory services	2,076	589	8,193	132	244
Insurance administrative fees	931	159	1,446	97	367
Services provided by related parties	1,183	317	4,259	72	153
Trustees’ deferred compensation	131	30	631	14	12
Variation margin on futures contracts	—	—	—	—	191
Variation margin on centrally cleared swap contracts	—	—	—	—	2
Non-U.S. taxes	213	967	1,763	189	406
Other	4	20	107	50	157
	25,733	13,683	231,305	1,125	85,310
Commitments and contingencies*
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Net assets consist of:
Capital paid in on shares of beneficial interest	$6,736,929	$1,236,822	$18,824,836	$296,075	$1,094,668
Total distributable earnings (accumulated loss)	4,130,435	671,679	21,282,784	33,976	215,466
Net assets at June 30, 2024	$10,867,364	$1,908,501	$40,107,620	$330,051	$1,310,134
Investment securities on loan, at value	$—	$10,543	$114,087	$715	$20,164
Investment securities, at cost
Unaffiliated issuers	6,952,628	1,190,067	23,447,509	251,174	1,028,856
Affiliated issuers	419,195	62,674	1,348,742	19,517	114,153
Cash denominated in currencies other than U.S. dollars, at cost	4	394	2,936	192	240
Premiums received on options written	—	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

249	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Assets:
Investment securities, at value:
Unaffiliated issuers	$24,770,361	$374,998	$10,815,470	$1,453,720	$859,873
Affiliated issuers	3,193,004	35,995	1,710,287	231,179	20,436
Cash	3,185	73	4,880	357	1,173
Cash collateral received for securities on loan	1,991	15	—	—	—
Cash collateral pledged for futures contracts	—	—	—	—	153
Cash collateral pledged for swap contracts	—	—	—	—	491
Cash denominated in currencies other than U.S. dollars	336	83	195	46	4
Unrealized appreciation on open forward currency contracts	—	183	1,071	1,871	—
Unrealized appreciation on unfunded commitments*	1	—	—	—	2
Receivables for:
Sales of investments	364,046	8,514	1,087,237	87,857	331
Sales of fund’s shares	3,226	260	6,844	1,124	124
Dividends and interest	87,227	2,095	87,998	14,722	13,662
Variation margin on futures contracts	2,785	44	3,736	524	9
Variation margin on centrally cleared swap contracts	380	18	1,034	270	8
Securities lending income	55	— †	—	—	—
Other	93	—	—	—	2
	28,426,690	422,278	13,718,752	1,791,670	896,268
Liabilities:
Collateral for securities on loan	19,914	147	—	—	—
Unrealized depreciation on open forward currency contracts	—	286	125	3,859	—
Bilateral swaps, at value	—	157	—	1,221	—
Options written, at value	—	—	—	920	—
Payables for:
Purchases of investments	1,432,645	29,199	2,558,995	266,084	3,787
Repurchases of fund’s shares	31,140	105	7,847	1,062	319
Investment advisory services	5,824	141	1,850	539	208
Insurance administrative fees	3,850	84	771	48	75
Services provided by related parties	2,850	69	1,070	214	158
Trustees’ deferred compensation	380	5	157	30	33
Variation margin on futures contracts	1,661	69	9,981	926	18
Variation margin on centrally cleared swap contracts	371	8	232	179	5
Non-U.S. taxes	—	190	17	93	—
Other	1,263	21	18	120	1
	1,499,898	30,481	2,581,063	275,295	4,604
Commitments and contingencies*
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Net assets consist of:
Capital paid in on shares of beneficial interest	$18,791,744	$329,610	$12,772,384	$1,810,706	$1,200,060
Total distributable earnings (accumulated loss)	8,135,048	62,187	(1,634,695)	(294,331)	(308,396)
Net assets at June 30, 2024	$26,926,792	$391,797	$11,137,689	$1,516,375	$891,664
Investment securities on loan, at value	$19,113	$143	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,261,076	322,755	11,124,829	1,548,780	862,937
Affiliated issuers	3,391,993	35,821	1,710,028	230,011	20,435
Cash denominated in currencies other than U.S. dollars, at cost	336	83	195	47	4
Premiums received on options written	—	—	—	827	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	250

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$146,707	$347,774	$2,018,807	$25,948	$6,820
Affiliated issuers	—	—	—	493,727	116,079
Cash	2,695	9,119	40,914	—	—
Cash collateral received for securities on loan	—	—	—	—	—
Cash collateral pledged for futures contracts	—	—	—	526	275
Cash collateral pledged for swap contracts	—	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—	—
Receivables for:
Sales of investments	14,575	—	179,227	1,315	134
Sales of fund’s shares	513	242	351	— †	1
Dividends and interest	399	40	10,937	111	27
Variation margin on futures contracts	52	—	1,167	—	11
Variation margin on centrally cleared swap contracts	13	—	1,981	—	—
Securities lending income	—	—	—	—	—
Other	1	—	—	—	—
	164,955	357,175	2,253,384	521,627	123,347
Liabilities:
Collateral for securities on loan	—	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—	—
Bilateral swaps, at value	—	—	—	—	—
Options written, at value	—	—	496	—	—
Payables for:
Purchases of investments	54,329	—	527,504	410	80
Repurchases of fund’s shares	88	1,700	1,318	953	58
Investment advisory services	19	75	317	42	10
Insurance administrative fees	30	32	191	316	77
Services provided by related parties	21	74	300	101	25
Trustees’ deferred compensation	3	12	46	6	2
Variation margin on futures contracts	96	—	1,155	54	4
Variation margin on centrally cleared swap contracts	1	—	450	—	—
Non-U.S. taxes	—	—	—	—	—
Other	— †	—	1	—	—
	54,587	1,893	531,778	1,882	256
Commitments and contingencies*
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Net assets consist of:
Capital paid in on shares of beneficial interest	$123,544	$346,582	$2,001,634	$487,969	$143,670
Total distributable earnings (accumulated loss)	(13,176)	8,700	(280,028)	31,776	(20,579)
Net assets at June 30, 2024	$110,368	$355,282	$1,721,606	$519,745	$123,091
Investment securities on loan, at value	$—	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	148,031	347,924	2,073,482	26,763	6,422
Affiliated issuers	—	—	—	371,690	98,352
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—	—
Premiums received on options written	—	—	512	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

251	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$16,454	$110,334	$99,651
Affiliated issuers	312,594	2,121,023	1,993,284
Cash	—	—	—
Cash collateral received for securities on loan	—	—	—
Cash collateral pledged for futures contracts	372	3,268	991
Cash collateral pledged for swap contracts	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—
Receivables for:
Sales of investments	242	11,307	3,213
Sales of fund’s shares	438	1	64
Dividends and interest	72	470	443
Variation margin on futures contracts	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
Securities lending income	—	—	—
Other	—	—	—
	330,172	2,246,403	2,097,646
Liabilities:
Collateral for securities on loan	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Options written, at value	—	—	—
Payables for:
Purchases of investments	474	75	—
Repurchases of fund’s shares	195	11,825	3,446
Investment advisory services	27	183	172
Insurance administrative fees	201	1,366	1,296
Services provided by related parties	65	57	424
Trustees’ deferred compensation	4	22	34
Variation margin on futures contracts	22	214	93
Variation margin on centrally cleared swap contracts	—	—	—
Non-U.S. taxes	—	—	—
Other	—	—	—
	988	13,742	5,465
Commitments and contingencies*
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181
Net assets consist of:
Capital paid in on shares of beneficial interest	$322,570	$1,904,174	$1,909,929
Total distributable earnings (accumulated loss)	6,614	328,487	182,252
Net assets at June 30, 2024	$329,184	$2,232,661	$2,092,181
Investment securities on loan, at value	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	17,148	117,821	100,305
Affiliated issuers	261,239	1,805,209	1,894,128
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—
Premiums received on options written	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	252

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,634,539	$966,566	$19,612,211	$3,344,759	$1,915,934
	Shares outstanding	97,196	54,094	174,099	178,512	70,907
	Net asset value per share	$37.39	$17.87	$112.65	$18.74	$27.02
Class 1A:	Net assets	$19,555	$5,243	$329,434	$12,566	$10,613
	Shares outstanding	526	298	2,957	675	395
	Net asset value per share	$37.15	$17.59	$111.40	$18.62	$26.87
Class 2:	Net assets	$3,713,964	$1,787,961	$19,295,635	$3,436,567	$826,781
	Shares outstanding	100,877	106,573	173,672	184,488	31,014
	Net asset value per share	$36.82	$16.78	$111.10	$18.63	$26.66
Class 3:	Net assets			$259,121	$16,271
	Shares outstanding	Not applicable	Not applicable	2,276	866	Not applicable
	Net asset value per share			$113.85	$18.79
Class 4:	Net assets	$865,576	$295,980	$4,338,254	$443,753	$813,969
	Shares outstanding	23,801	17,693	40,134	24,231	30,829
	Net asset value per share	$36.37	$16.73	$108.09	$18.31	$26.40

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,284,651	$594,076	$23,840,100	$16,295	$692,173
	Shares outstanding	393,951	39,150	369,692	1,532	57,693
	Net asset value per share	$15.95	$15.17	$64.49	$10.64	$12.00
Class 1A:	Net assets	$26,468	$8,281	$39,602	$5,972	$10,824
	Shares outstanding	1,667	550	619	578	903
	Net asset value per share	$15.87	$15.07	$64.00	$10.34	$11.98
Class 2:	Net assets	$3,005,179	$1,051,762	$13,670,858	$157,580	$15,792
	Shares outstanding	192,244	69,574	215,853	15,243	1,318
	Net asset value per share	$15.63	$15.12	$63.33	$10.34	$11.99
Class 3:	Net assets			$151,885
	Shares outstanding	Not applicable	Not applicable	2,351	Not applicable	Not applicable
	Net asset value per share			$64.61
Class 4:	Net assets	$1,551,066	$254,382	$2,405,175	$150,204	$591,345
	Shares outstanding	100,410	17,287	38,685	14,783	49,406
	Net asset value per share	$15.45	$14.72	$62.17	$10.16	$11.97

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

253	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,050,995	$98,257	$7,062,850	$633,847	$227,066
	Shares outstanding	644,952	7,657	749,934	64,831	24,705
	Net asset value per share	$24.89	$12.83	$9.42	$9.78	$9.19
Class 1A:	Net assets	$33,567	$2,733	$209,966	$37,013	$2,908
	Shares outstanding	1,357	215	22,469	3,821	318
	Net asset value per share	$24.73	$12.75	$9.34	$9.69	$9.15
Class 2:	Net assets	$4,356,251	$156,656	$2,807,280	$789,090	$528,468
	Shares outstanding	177,818	12,283	302,898	81,673	58,951
	Net asset value per share	$24.50	$12.75	$9.27	$9.66	$8.96
Class 3:	Net assets	$31,592				$8,047
	Shares outstanding	1,268	Not applicable	Not applicable	Not applicable	871
	Net asset value per share	$24.91				$9.24
Class 4:	Net assets	$6,454,387	$134,151	$1,057,593	$56,425	$125,175
	Shares outstanding	265,952	10,705	114,789	5,936	12,499
	Net asset value per share	$24.27	$12.53	$9.21	$9.51	$10.01

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$16,592	$38,963	$258,713
	Shares outstanding	1,791	3,378	26,530	Not applicable	Not applicable
	Net asset value per share	$9.26	$11.53	$9.75
Class 1A:	Net assets	$2,219	$122	$214,486
	Shares outstanding	243	11	22,107	Not applicable	Not applicable
	Net asset value per share	$9.14	$11.52	$9.70
Class 2:	Net assets	$42,945	$262,572	$1,058,967
	Shares outstanding	4,688	23,559	110,118	Not applicable	Not applicable
	Net asset value per share	$9.16	$11.15	$9.62
Class 3:	Net assets		$3,935	$5,155
	Shares outstanding	Not applicable	348	527	Not applicable	Not applicable
	Net asset value per share		$11.30	$9.78
Class 4:	Net assets	$48,612	$49,690	$184,285
	Shares outstanding	5,379	4,433	19,196	Not applicable	Not applicable
	Net asset value per share	$9.04	$11.21	$9.60
Class P1:	Net assets				$13,060	$1,910
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,074	219
	Net asset value per share				$12.16	$8.74
Class P2:	Net assets				$506,685	$121,181
	Shares outstanding	Not applicable	Not applicable	Not applicable	42,107	13,928
	Net asset value per share				$12.03	$8.70

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	254

Financial statements (continued) unaudited
Statements of assets and liabilities at June 30, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,744	$1,951,328	$10,444
	Shares outstanding	243	144,216	832
	Net asset value per share	$11.28	$13.53	$12.56
Class P2:	Net assets	$326,440	$281,333	$2,081,737
	Shares outstanding	29,165	20,952	171,400
	Net asset value per share	$11.19	$13.43	$12.15
*
Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.
†
Amount less than one thousand.

Refer to the notes to financial statements.

255	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024
(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$66,243	$22,541	$134,655	$74,268	$34,857
Affiliated issuers	11,421	2,890	27,383	6,516	4,142
	77,664	25,431	162,038	80,784	38,999
Interest from unaffiliated issuers	942	38	201	36	5,544
Securities lending income (net of fees)	51	211	132	29	22
	78,657	25,680	162,371	80,849	44,565
Fees and expenses*:
Investment advisory services	18,991	9,975	63,952	17,324	9,872
Distribution services	5,549	2,629	28,397	4,835	2,021
Insurance administrative services	1,023	373	5,249	554	1,012
Transfer agent services	1	— †	5	1	— †
Administrative services	1,199	463	6,239	1,087	513
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	21	278	51	24
Registration statement and prospectus	6	4	46	10	5
Trustees’ compensation	24	9	122	21	10
Auditing and legal	23	58	44	38	69
Custodian	296	282	249	477	394
Other	3	23	19	5	25
Total fees and expenses before waivers/reimbursement	27,166	13,837	104,600	24,403	13,945
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	4,398	415	—	—	1,198
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	4,398	415	—	—	1,198
Total fees and expenses after waivers/reimbursement	22,768	13,422	104,600	24,403	12,747
Net investment income	55,889	12,258	57,771	56,446	31,818
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	935,602	23,056	2,107,582	179,028	108,730
Affiliated issuers	(31)	7	(28)	(19)	19
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(111)
Forward currency contracts	—	1	—	—	64
Swap contracts	—	—	—	—	(113)
Currency transactions	(158)	(42)	68	611	(671)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	935,413	23,022	2,107,622	179,620	107,918
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	59,871	(28,677)	4,043,764	276,343	87,381
Affiliated issuers	27	8,469	45	(3)	(9)
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	1
Forward currency contracts	—	—	—	—	49
Swap contracts	—	—	—	—	(291)
Currency translations	(237)	(110)	(126)	(379)	(264)
	59,661	(20,318)	4,043,683	275,961	86,867
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	995,074	2,704	6,151,305	455,581	194,785
Net increase (decrease) in net assets resulting from operations	$1,050,963	$14,962	$6,209,076	$512,027	$226,603

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	256

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$102,890	$22,005	$288,028	$6,340	$19,921
Affiliated issuers	9,616	1,790	33,109	385	3,052
	112,506	23,795	321,137	6,725	22,973
Interest from unaffiliated issuers	8	146	201	30	3,548
Securities lending income (net of fees)	140	12	126	2	16
	112,654	23,953	321,464	6,757	26,537
Fees and expenses*:
Investment advisory services	19,738	4,484	48,698	816	2,271
Distribution services	5,476	1,615	19,546	388	736
Insurance administrative services	1,827	316	2,832	192	730
Transfer agent services	1	— †	4	— †	— †
Administrative services	1,583	283	5,823	50	191
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	51	11	243	5	9
Registration statement and prospectus	3	2	44	2	9
Trustees’ compensation	31	5	115	1	4
Auditing and legal	21	38	40	25	36
Custodian	131	68	290	27	38
Other	4	2	16	— †	1
Total fees and expenses before waivers/reimbursement	28,866	6,824	77,651	1,506	4,025
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,393	1,006	—	—	869
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,393	1,006	—	—	869
Total fees and expenses after waivers/reimbursement	20,473	5,818	77,651	1,506	3,156
Net investment income	92,181	18,135	243,813	5,251	23,381
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	577,271	75,820	5,717,125	(3,503)	10,308
Affiliated issuers	(5)	(3)	509	— †	(941)
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(948)
Forward currency contracts	—	—	—	—	— †
Swap contracts	—	—	—	—	441
Currency transactions	(19)	(46)	729	(31)	(22)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	577,247	75,771	5,718,363	(3,534)	8,838
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	474,404	85,428	(775,824)	16,945	24,825
Affiliated issuers	11	5	(1,587)	1	161
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(1,882)
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	14
Currency translations	(14)	(95)	(317)	(48)	(70)
	474,401	85,338	(777,728)	16,898	23,048
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	1,051,648	161,109	4,940,635	13,364	31,886
Net increase (decrease) in net assets resulting from operations	$1,143,829	$179,244	$5,184,448	$18,615	$55,267

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

257	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$134,178	$3,562	$—	$1	$120
Affiliated issuers	89,964	1,016	52,035	6,721	797
	224,142	4,578	52,035	6,722	917
Interest from unaffiliated issuers	127,357	2,101	214,982	27,721	30,922
Securities lending income (net of fees)	227	2	—	—	—
	351,726	6,681	267,017	34,443	31,839
Fees and expenses*:
Investment advisory services	34,645	867	19,286	3,228	1,777
Distribution services	12,962	360	4,747	1,059	813
Insurance administrative services	7,613	167	1,544	84	149
Transfer agent services	3	— †	1	— †	— †
Administrative services	3,919	58	1,644	225	132
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	141	4	71	10	8
Registration statement and prospectus	20	2	14	2	3
Trustees’ compensation	78	1	33	5	2
Auditing and legal	33	27	7	4	2
Custodian	113	44	52	116	9
Other	11	— †	5	1	7
Total fees and expenses before waivers/reimbursement	59,538	1,530	27,404	4,734	2,902
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	—	19	7,525	—	586
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	—	19	7,525	—	586
Total fees and expenses after waivers/reimbursement	59,538	1,511	19,879	4,734	2,316
Net investment income	292,188	5,170	247,138	29,709	29,523
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	608,345	10,298	(96,846)	(22,666)	(1,053)
Affiliated issuers	(3,616)	45	(9)	680	3
Options purchased (futures style)	—	—	—	(66)	—
Options written	—	—	—	300	—
Futures contracts	(23,417)	(52)	(65,889)	(91)	(100)
Forward currency contracts	—	(57)	1,525	(1,028)	—
Swap contracts	828	(212)	(6,930)	(1,368)	(213)
Currency transactions	(86)	(8)	5	(723)	7
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	582,054	10,014	(168,144)	(24,962)	(1,356)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,549,070	1,474	(113,171)	(45,847)	5,451
Affiliated issuers	(31,662)	(305)	226	(2,447)	2
Options written	—	—	—	(93)	—
Futures contracts	(3,393)	(144)	(40,875)	(4,341)	70
Forward currency contracts	—	(421)	1,842	(5,821)	—
Swap contracts	133	(1)	5,924	(994)	1
Currency translations	(354)	(47)	(36)	(291)	(27)
	1,513,794	556	(146,090)	(59,834)	5,497
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	2,095,848	10,570	(314,234)	(84,796)	4,141
Net increase (decrease) in net assets resulting from operations	$2,388,036	$15,740	$(67,096)	$(55,087)	$33,664

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	258

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$—	$—	$—	$645	$156
Affiliated issuers	—	—	—	1,210	343
	—	—	—	1,855	499
Interest from unaffiliated issuers	2,904	9,854	38,207	—	—
Securities lending income (net of fees)	—	—	—	—	—
	2,904	9,854	38,207	1,855	499
Fees and expenses*:
Investment advisory services	158	465	2,299	385	93
Distribution services	110	399	1,545	625	153
Insurance administrative services	60	65	308	641	155
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	16	54	234	—	—
Accounting and administrative services	—	—	—	30	27
Reports to shareholders	4	5	12	—	—
Registration statement and prospectus	2	2	4	6	5
Trustees’ compensation	— †	1	5	1	— †
Auditing and legal	— †	— †	1	1	— †
Custodian	7	— †	14	3	3
Other	— †	— †	1	10	— †
Total fees and expenses before waivers/reimbursement	357	991	4,423	1,702	436
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	36	—	495	128	31
Miscellaneous fee reimbursement	—	—	—	—	7
Total waivers/reimbursement of fees and expenses	36	—	495	128	38
Total fees and expenses after waivers/reimbursement	321	991	3,928	1,574	398
Net investment income	2,583	8,863	34,279	281	101
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,071)	—	(2,183)	(2,269)	(437)
Affiliated issuers	—	—	—	16,267	364
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	92	—	—
Futures contracts	(761)	—	(3,042)	(1,082)	(272)
Forward currency contracts	—	—	—	—	—
Swap contracts	20	—	2,656	—	—
Currency transactions	—	—	—	24	2
Capital gain distributions received from affiliated issuers	—	—	—	10,033	—
	(1,812)	—	(2,477)	22,973	(343)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(1,435)	(43)	(27,820)	522	588
Affiliated issuers	—	—	—	38,413	6,854
Options written	—	—	360	—	—
Futures contracts	(715)	—	(16,056)	(436)	66
Forward currency contracts	—	—	—	—	—
Swap contracts	89	—	(916)	—	—
Currency translations	—	—	—	—	—
	(2,061)	(43)	(44,433)	38,499	7,508
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	(3,873)	(43)	(46,910)	61,472	7,165
Net increase (decrease) in net assets resulting from operations	$(1,290)	$8,820	$(12,631)	$61,753	$7,266

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

259	American Funds Insurance Series

Financial statements (continued) unaudited
Statements of operations for the six months ended June 30, 2024  (continued)
(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$414	$2,778	$2,668
Affiliated issuers	1,350	7,703	9,939
	1,764	10,481	12,607
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	1,764	10,481	12,607
Fees and expenses*:
Investment advisory services	244	1,662	1,565
Distribution services	403	349	2,596
Insurance administrative services	407	2,770	2,609
Transfer agent services	— †	— †	— †
Administrative services	—	—	—
Accounting and administrative services	28	46	45
Reports to shareholders	—	—	—
Registration statement and prospectus	5	12	13
Trustees’ compensation	1	7	6
Auditing and legal	1	2	2
Custodian	3	3	3
Other	— †	1	1
Total fees and expenses before waivers/reimbursement	1,092	4,852	6,840
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	81	554	522
Miscellaneous fee reimbursement	7	—	—
Total waivers/reimbursement of fees and expenses	88	554	522
Total fees and expenses after waivers/reimbursement	1,004	4,298	6,318
Net investment income	760	6,183	6,289
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,485)	(15,868)	(1,481)
Affiliated issuers	(3,487)	(2,913)	26,249
Options purchased (futures style)	—	—	—
Options written	—	—	—
Futures contracts	382	7,821	(410)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	10	81	28
Capital gain distributions received from affiliated issuers	2,242	79,172	84,687
	(2,338)	68,293	109,073
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	334	3,986	157
Affiliated issuers	29,779	153,370	62,129
Options written	—	—	—
Futures contracts	(279)	(1,796)	(999)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	29,834	155,560	61,287
Net realized gain (loss) and unrealized appreciation (deprecia- tion)	27,496	223,853	170,360
Net increase (decrease) in net assets resulting from operations	$28,256	$230,036	$176,649
*
Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	260

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$55,889	$69,987	$12,258	$13,170	$57,771	$172,421
Net realized gain (loss)	935,413	229,855	23,022	110,112	2,107,622	1,075,677
Net unrealized appreciation (depreciation)	59,661	1,183,746	(20,318)	339,201	4,043,683	10,184,557
Net increase (decrease) in net assets resulting from operations	1,050,963	1,483,588	14,962	462,483	6,209,076	11,432,655
Distributions paid to shareholders	(276,055)	(620,422)	(136,770)	(48,426)	(1,072,862)	(2,137,413)
Net capital share transactions	(231,456)	(108,638)	(6,998)	(172,404)	(600,369)	(892,780)
Total increase (decrease) in net assets	543,452	754,528	(128,806)	241,653	4,535,845	8,402,462
Net assets:
Beginning of period	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of period	$8,233,634	$7,690,182	$3,055,750	$3,184,556	$43,834,655	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$56,446	$93,802	$31,818	$47,669	$92,181	$187,985
Net realized gain (loss)	179,620	(166,257)	107,918	20,610	577,247	89,709
Net unrealized appreciation (depreciation)	275,961	1,106,146	86,867	413,836	474,401	1,300,455
Net increase (decrease) in net assets resulting from operations	512,027	1,033,691	226,603	482,115	1,143,829	1,578,149
Distributions paid to shareholders	(16,290)	(97,498)	(28,729)	(49,443)	(129,380)	(280,747)
Net capital share transactions	(420,833)	(476,762)	(8,864)	(138,169)	(433,426)	(454,761)
Total increase (decrease) in net assets	74,904	459,431	189,010	294,503	581,023	842,641
Net assets:
Beginning of period	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of period	$7,253,916	$7,179,012	$3,567,297	$3,378,287	$10,867,364	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

261	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$18,135	$33,421	$243,813	$514,726	$5,251	$7,699
Net realized gain (loss)	75,771	5,322	5,718,363	1,802,151	(3,534)	(10)
Net unrealized appreciation (depreciation)	85,338	302,180	(777,728)	5,849,685	16,898	38,198
Net increase (decrease) in net assets resulting from operations	179,244	340,923	5,184,448	8,166,562	18,615	45,887
Distributions paid to shareholders	(7,480)	(33,998)	(1,893,256)	(2,341,589)	(1,606)	(7,633)
Net capital share transactions	(124,598)	(170,988)	(635,548)	(1,355,964)	(15,538)	(10,671)
Total increase (decrease) in net assets	47,166	135,937	2,655,644	4,469,009	1,471	27,583
Net assets:
Beginning of period	1,861,335	1,725,398	37,451,976	32,982,967	328,580	300,997
End of period	$1,908,501	$1,861,335	$40,107,620	$37,451,976	$330,051	$328,580

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$23,381	$40,324	$292,188	$579,492	$5,170	$9,009
Net realized gain (loss)	8,838	242	582,054	1,163,038	10,014	(7,714)
Net unrealized appreciation (depreciation)	23,048	63,347	1,513,794	1,605,426	556	47,126
Net increase (decrease) in net assets resulting from operations	55,267	103,913	2,388,036	3,347,956	15,740	48,421
Distributions paid to shareholders	(15,346)	(34,911)	(1,276,340)	(1,526,238)	(1,796)	(50,940)
Net capital share transactions	18,944	43,201	129,766	(936,962)	(10,911)	23,523
Total increase (decrease) in net assets	58,865	112,203	1,241,462	884,756	3,033	21,004
Net assets:
Beginning of period	1,251,269	1,139,066	25,685,330	24,800,574	388,764	367,760
End of period	$1,310,134	$1,251,269	$26,926,792	$25,685,330	$391,797	$388,764

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series	262

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$247,138	$426,022	$29,709	$46,485	$29,523	$57,760
Net realized gain (loss)	(168,144)	(554,664)	(24,962)	(105,717)	(1,356)	(33,292)
Net unrealized appreciation (depreciation)	(146,090)	653,577	(59,834)	149,374	5,497	73,317
Net increase (decrease) in net assets resulting from operations	(67,096)	524,935	(55,087)	90,142	33,664	97,785
Distributions paid to shareholders	(75,485)	(382,616)	(2,628)	—	(9,874)	(58,266)
Net capital share transactions	272,356	644,513	33,749	(31,695)	(5,971)	2,772
Total increase (decrease) in net assets	129,775	786,832	(23,966)	58,447	17,819	42,291
Net assets:
Beginning of period	11,007,914	10,221,082	1,540,341	1,481,894	873,845	831,554
End of period	$11,137,689	$11,007,914	$1,516,375	$1,540,341	$891,664	$873,845

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$2,583	$4,435	$8,863	$18,122	$34,279	$57,199
Net realized gain (loss)	(1,812)	(3,678)	— †	— †	(2,477)	(96,180)
Net unrealized appreciation (depreciation)	(2,061)	3,010	(43)	(50)	(44,433)	81,462
Net increase (decrease) in net assets resulting from operations	(1,290)	3,767	8,820	18,072	(12,631)	42,481
Distributions paid to shareholders	(855)	(3,960)	(3,299)	(17,531)	(11,753)	(55,687)
Net capital share transactions	4,722	18,941	(22,993)	(60,048)	221,961	36,513
Total increase (decrease) in net assets	2,577	18,748	(17,472)	(59,507)	197,577	23,307
Net assets:
Beginning of period	107,791	89,043	372,754	432,261	1,524,029	1,500,722
End of period	$110,368	$107,791	$355,282	$372,754	$1,721,606	$1,524,029

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

263	American Funds Insurance Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$281	$2,083	$101	$1,506	$760	$5,418
Net realized gain (loss)	22,973	(30,059)	(343)	(17,554)	(2,338)	(22,528)
Net unrealized appreciation (depreciation)	38,499	129,616	7,508	23,557	29,834	46,582
Net increase (decrease) in net assets resulting from operations	61,753	101,640	7,266	7,509	28,256	29,472
Distributions paid to shareholders	(2,419)	(111,683)	(1,561)	(10,852)	(5,148)	(47,987)
Net capital share transactions	(47,224)	63,436	(6,796)	1,591	(18,115)	19,234
Total increase (decrease) in net assets	12,110	53,393	(1,091)	(1,752)	4,993	719
Net assets:
Beginning of period	507,635	454,242	124,182	125,934	324,191	323,472
End of period	$519,745	$507,635	$123,091	$124,182	$329,184	$324,191

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Six months ended June 30,	Year ended December 31,	Six months ended June 30,	Year ended December 31,
	2024*	2023	2024*	2023
Operations:
Net investment income (loss)	$6,183	$34,077	$6,289	$39,329
Net realized gain (loss)	68,293	24,747	109,073	47,040
Net unrealized appreciation (depreciation)	155,560	260,383	61,287	116,167
Net increase (decrease) in net assets resulting from operations	230,036	319,207	176,649	202,536
Distributions paid to shareholders	(58,907)	(297,374)	(65,362)	(287,115)
Net capital share transactions	(125,724)	63,979	(122,302)	(1,697)
Total increase (decrease) in net assets	45,405	85,812	(11,015)	(86,276)
Net assets:
Beginning of period	2,187,256	2,101,444	2,103,196	2,189,472
End of period	$2,232,661	$2,187,256	$2,092,181	$2,103,196
*
Unaudited.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series	264

Notes to financial statementsunaudited
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds ("the funds"), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund covered in this report are as follows:
Global Growth Fund — To provide long-term growth of capital.
Global Small Capitalization Fund — To provide long-term growth of capital.
Growth Fund — To provide growth of capital.
International Fund — To provide long-term growth of capital.
New World Fund — To provide long-term capital appreciation.
Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.
Growth-Income Fund — To achieve long-term growth of capital and income.
International Growth and Income Fund — To provide long-term growth of capital while providing current income.
Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.
Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.
Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.
American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

265	American Funds Insurance Series

American Funds Mortgage Fund — To provide current income and preservation of capital.
Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.
U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.
Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.
Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Cash — Cash may include amounts held in an interest bearing deposit facility.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	266

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data
(collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

267	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.
The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2024 (dollars in thousands):

American Funds Insurance Series	268

Global Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,496,538	$835,497	$—	$2,332,035
Health care	783,131	486,858	—	1,269,989
Industrials	504,090	612,266	—	1,116,356
Consumer discretionary	493,789	549,217	—	1,043,006
Financials	474,495	412,949	— *	887,444
Communication services	358,906	111,356	—	470,262
Energy	230,378	97,226	— *	327,604
Consumer staples	173,887	100,136	—	274,023
Materials	142,845	55,327	—	198,172
Real estate	13,934	—	—	13,934
Utilities	10,957	—	—	10,957
Preferred securities	—	18,658	—	18,658
Short-term securities	299,496	—	—	299,496
Total	$4,982,446	$3,279,490	$— *	$8,261,936
*
Amount less than one thousand.
Global Small Capitalization Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$333,520	$472,428	$—	$805,948
Consumer discretionary	370,427	124,803	—	495,230
Information technology	292,194	184,507	964	477,665
Health care	322,651	127,668	—	450,319
Financials	96,921	198,131	—	295,052
Communication services	67,832	67,363	—	135,195
Materials	37,887	83,545	—	121,432
Real estate	27,198	52,921	—	80,119
Energy	36,583	11,289	—	47,872
Utilities	18,763	23,994	—	42,757
Consumer staples	3,059	19,572	—	22,631
Preferred securities	1,920	—	16,680	18,600
Short-term securities	96,014	—	—	96,014
Total	$1,704,969	$1,366,221	$17,644	$3,088,834

269	American Funds Insurance Series

Growth Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,917,689	$562,348	$4,384	$10,484,421
Communication services	8,695,327	—	—	8,695,327
Health care	6,280,230	252,547	31,351	6,564,128
Consumer discretionary	4,964,660	387,171	—	5,351,831
Industrials	4,555,144	231,471	2,674	4,789,289
Financials	3,007,253	44,932	—	3,052,185
Energy	1,645,161	—	—	1,645,161
Consumer staples	1,160,149	—	—	1,160,149
Materials	634,937	30,077	—	665,014
Utilities	341,689	—	—	341,689
Real estate	66,223	—	—	66,223
Preferred securities	—	—	116,405	116,405
Rights & warrants	—	— *	—	— *
Convertible stocks	6,005	—	—	6,005
Short-term securities	976,096	—	—	976,096
Total	$42,250,563	$1,508,546	$154,814	$43,913,923
*
Amount less than one thousand.
International Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$30,605	$1,241,269	$—	$1,271,874
Information technology	225,072	795,333	5,140	1,025,545
Health care	9,414	925,782	—	935,196
Materials	300,585	574,695	—	875,280
Consumer discretionary	238,676	569,978	—	808,654
Financials	207,655	569,258	—	776,913
Energy	195,370	304,691	—	500,061
Communication services	—	366,276	—	366,276
Consumer staples	73,820	227,237	—	301,057
Utilities	—	82,776	—	82,776
Real estate	—	50,416	—	50,416
Preferred securities	7,588	18,074	470	26,132
Rights & warrants	—	— *	—	— *
Short-term securities	254,704	—	—	254,704
Total	$1,543,489	$5,725,785	$5,610	$7,274,884
*
Amount less than one thousand.

American Funds Insurance Series	270

New World Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$262,334	$324,569	$411	$587,314
Financials	141,383	421,482	— *	562,865
Industrials	105,231	285,250	—	390,481
Consumer discretionary	129,842	250,165	— *	380,007
Health care	145,370	217,767	—	363,137
Communication services	130,846	181,115	—	311,961
Consumer staples	55,651	184,935	—	240,586
Materials	141,138	85,753	— *	226,891
Energy	32,790	54,044	— *	86,834
Real estate	13,751	48,224	—	61,975
Utilities	11,565	22,452	—	34,017
Preferred securities	9,731	9,004	6,048	24,783
Rights & warrants	—	1,140	—	1,140
Convertible stocks	266	—	—	266
Bonds, notes & other debt instruments	—	123,092	—	123,092
Short-term securities	145,254	1,600	—	146,854
Total	$1,325,152	$2,210,592	$6,459	$3,542,203

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51	$—	$—	$51
Unrealized appreciation on open forward currency contracts	—	131	—	131
Unrealized appreciation on centrally cleared interest rate swaps	—	7	—	7
Liabilities:
Unrealized depreciation on futures contracts	(71)	—	—	(71)
Unrealized depreciation on open forward currency contracts	—	(195)	—	(195)
Unrealized depreciation on centrally cleared interest rate swaps	—	(6)	—	(6)
Unrealized depreciation on bilateral interest rate swaps	—	(197)	—	(197)
Total	$(20)	$(260)	$—	$(280)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund
As of June 30, 2024, all of the fund’s investment securities were classified as Level 1.

271	American Funds Insurance Series

Capital World Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$288,987	$140,656	$—	$429,643
Industrials	114,248	146,844	—	261,092
Health care	164,291	87,733	—	252,024
Financials	99,630	110,715	— *	210,345
Consumer discretionary	107,808	67,587	—	175,395
Communication services	82,784	44,791	—	127,575
Consumer staples	63,456	54,404	—	117,860
Materials	56,110	59,443	—	115,553
Energy	77,243	18,285	— *	95,528
Utilities	21,117	17,151	—	38,268
Real estate	8,777	3,167	—	11,944
Preferred securities	—	1,284	—	1,284
Convertible stocks	2,193	—	—	2,193
Bonds, notes & other debt instruments	—	2,396	—	2,396
Short-term securities	71,370	—	—	71,370
Total	$1,158,014	$754,456	$— *	$1,912,470
*
Amount less than one thousand.
Growth-Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,974,592	$468,429	$—	$10,443,021
Industrials	5,400,370	265,011	—	5,665,381
Health care	5,144,347	283,784	—	5,428,131
Communication services	4,197,118	—	—	4,197,118
Consumer discretionary	3,601,831	293,612	—	3,895,443
Financials	3,879,668	—	—	3,879,668
Consumer staples	815,121	569,845	—	1,384,966
Energy	1,212,871	—	—	1,212,871
Materials	1,210,526	—	—	1,210,526
Utilities	931,665	—	—	931,665
Real estate	729,800	—	—	729,800
Bonds, notes & other debt instruments	—	5,638	—	5,638
Short-term securities	1,121,126	—	—	1,121,126
Total	$38,219,035	$1,886,319	$—	$40,105,354

American Funds Insurance Series	272

International Growth and Income Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,829	$56,328	$— *	$61,157
Information technology	4,793	44,468	—	49,261
Industrials	7,610	37,626	—	45,236
Consumer discretionary	4,003	28,983	—	32,986
Health care	844	27,802	—	28,646
Consumer staples	5,502	21,656	—	27,158
Communication services	2,254	19,795	—	22,049
Energy	5,807	9,819	— *	15,626
Materials	8,436	7,056	— *	15,492
Utilities	970	5,452	—	6,422
Real estate	842	4,244	—	5,086
Preferred securities	247	187	—	434
Short-term securities	19,520	—	—	19,520
Total	$65,657	$263,416	$— *	$329,073
*
Amount less than one thousand.
Capital Income Builder
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$100,714	$69,319	$— *	$170,033
Information technology	116,169	35,965	—	152,134
Health care	94,374	34,786	—	129,160
Industrials	63,400	55,975	—	119,375
Consumer staples	69,924	44,266	—	114,190
Energy	59,901	22,075	— *	81,976
Utilities	45,923	33,806	—	79,729
Consumer discretionary	33,679	23,036	—	56,715
Real estate	44,779	7,895	—	52,674
Communication services	17,630	18,790	—	36,420
Materials	15,932	14,052	—	29,984
Convertible stocks	1,435	—	—	1,435
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	103,963	98	104,061
U.S. Treasury bonds & notes	—	59,854	—	59,854
Corporate bonds, notes & loans	—	31,284	—	31,284
Asset-backed obligations	—	11,035	—	11,035
Bonds & notes of governments & government agencies outside the U.S.	—	746	—	746
Municipals	—	344	—	344
Investment funds	30,145	—	—	30,145
Short-term securities	95,267	—	—	95,267
Total	$789,272	$567,191	$98	$1,356,561
Refer to the next page for footnote.

273	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$577	$—	$—	$577
Unrealized appreciation on centrally cleared interest rate swaps	—	446	—	446
Unrealized appreciation on centrally cleared credit default swaps	—	2	—	2
Liabilities:
Unrealized depreciation on futures contracts	(3)	—	—	(3)
Total	$574	$448	$—	$1,022
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,353,314	$22,990	$—	$4,376,304
Health care	2,525,391	218,654	18,138	2,762,183
Financials	2,608,729	54,564	— *	2,663,293
Communication services	1,804,461	—	—	1,804,461
Consumer discretionary	1,539,970	240,597	1,199	1,781,766
Industrials	1,545,510	155,442	—	1,700,952
Materials	1,131,819	—	2,890	1,134,709
Consumer staples	865,162	95,409	—	960,571
Energy	862,445	—	1,282	863,727
Real estate	289,295	—	—	289,295
Utilities	43,079	—	—	43,079
Preferred securities	—	—	771	771
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	11,596	11,596
Convertible bonds & notes	—	2,501	—	2,501
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,453,506	—	2,453,506
U.S. Treasury bonds & notes	—	1,626,887	—	1,626,887
Corporate bonds, notes & loans	—	1,585,311	3,079	1,588,390
Asset-backed obligations	—	613,243	5,930	619,173
Bonds & notes of governments & government agencies outside the U.S.	—	46,638	—	46,638
Municipals	—	29,674	—	29,674
Investment funds	1,423,069	—	—	1,423,069
Short-term securities	1,780,820	—	—	1,780,820
Total	$20,773,064	$7,145,416	$44,885	$27,963,365

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,673	$—	$—	$7,673
Unrealized appreciation on centrally cleared interest rate swaps	—	1,397	—	1,397
Liabilities:
Unrealized depreciation on futures contracts	(3,890)	—	—	(3,890)
Unrealized depreciation on centrally cleared credit default swaps	—	(28)	—	(28)
Total	$3,783	$1,369	$—	$5,152
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	274

American Funds Global Balanced Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,992	$9,482	$—	$47,474
Health care	21,907	16,099	—	38,006
Industrials	19,771	12,069	—	31,840
Financials	11,701	18,498	—	30,199
Consumer staples	3,912	18,250	—	22,162
Materials	11,783	7,524	—	19,307
Communication services	16,421	1,735	—	18,156
Consumer discretionary	9,682	6,096	—	15,778
Energy	8,591	3,541	—	12,132
Utilities	7,953	3,955	—	11,908
Real estate	1,613	3,125	—	4,738
Preferred securities	—	315	—	315
Convertible stocks	1,975	—	—	1,975
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	50,730	—	50,730
Mortgage-backed obligations	—	27,047	—	27,047
Corporate bonds, notes & loans	—	22,836	—	22,836
U.S. Treasury bonds & notes	—	17,016	—	17,016
Asset-backed obligations	—	1,218	—	1,218
Federal agency bonds & notes	—	201	—	201
Municipals	—	135	—	135
Investment funds	3,858	—	—	3,858
Short-term securities	32,269	1,693	—	33,962
Total	$189,428	$221,565	$—	$410,993

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230	$—	$—	$230
Unrealized appreciation on open forward currency contracts	—	183	—	183
Unrealized appreciation on centrally cleared interest rate swaps	—	205	—	205
Liabilities:
Unrealized depreciation on futures contracts	(27)	—	—	(27)
Unrealized depreciation on open forward currency contracts	—	(286)	—	(286)
Unrealized depreciation on centrally cleared interest rate swaps	—	(94)	—	(94)
Unrealized depreciation on bilateral interest rate swaps	—	(157)	—	(157)
Unrealized depreciation on centrally cleared credit default swaps	—	(19)	—	(19)
Total	$203	$(168)	$—	$35
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

275	American Funds Insurance Series

The Bond Fund of America
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,607,884	$1,642	$4,609,526
Corporate bonds, notes & loans	—	3,399,615	—	3,399,615
U.S. Treasury bonds & notes	—	1,938,945	—	1,938,945
Asset-backed obligations	—	564,361	9,745	574,106
Municipals	—	167,632	—	167,632
Bonds & notes of governments & government agencies outside the U.S.	—	114,266	—	114,266
Federal agency bonds & notes	—	11,365	—	11,365
Common stocks	—	15	—	15
Short-term securities	1,710,287	—	—	1,710,287
Total	$1,710,287	$10,804,083	$11,387	$12,525,757

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,317	$—	$—	$22,317
Unrealized appreciation on open forward currency contracts	—	1,071	—	1,071
Unrealized appreciation on centrally cleared interest rate swaps	—	4,764	—	4,764
Unrealized appreciation on centrally cleared credit default swaps	—	796	—	796
Liabilities:
Unrealized depreciation on futures contracts	(4,922)	—	—	(4,922)
Unrealized depreciation on open forward currency contracts	—	(125)	—	(125)
Unrealized depreciation on centrally cleared interest rate swaps	—	(750)	—	(750)
Total	$17,395	$5,756	$—	$23,151
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	276

Capital World Bond Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$266,716	$—	$266,716
Japanese yen	—	77,428	—	77,428
British pounds	—	63,909	—	63,909
Chinese yuan renminbi	—	52,474	—	52,474
Mexican pesos	—	41,908	—	41,908
Brazilian reais	—	38,821	—	38,821
Canadian dollars	—	31,560	—	31,560
South Korean won	—	29,309	—	29,309
Australian dollars	—	25,115	—	25,115
Indonesian rupiah	—	21,091	—	21,091
Norwegian kroner	—	9,889	—	9,889
Indian rupees	—	8,054	—	8,054
Israeli shekels	—	7,221	—	7,221
New Zealand dollars	—	6,207	—	6,207
Danish kroner	—	6,116	—	6,116
Polish zloty	—	3,430	—	3,430
Turkish lira	—	3,411	—	3,411
Chilean pesos	—	2,600	—	2,600
Malaysian ringgits	—	2,166	—	2,166
South African rand	—	2,074	—	2,074
Colombian pesos	—	1,121	—	1,121
Romanian leu	—	1,067	—	1,067
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	703,356	200	703,556
Preferred securities	—	—	82	82
Common stocks	—	84	477	561
Investment funds	20,617	—	—	20,617
Short-term securities	210,562	46,873	—	257,435
Options purchased on futures (equity style)	950	—	—	950
Options purchased on foreign currency (equity style)	—	5	—	5
Total	$232,129	$1,452,011	$759	$1,684,899

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,055	$—	$—	$2,055
Unrealized appreciation on open forward currency contracts	—	1,871	—	1,871
Unrealized appreciation on centrally cleared interest rate swaps	—	1,228	—	1,228
Unrealized appreciation on centrally cleared credit default swaps	—	19	—	19
Liabilities:
Value of options written	(916)	(4)	—	(920)
Unrealized depreciation on futures contracts	(494)	—	—	(494)
Unrealized depreciation on open forward currency contracts	—	(3,859)	—	(3,859)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,188)	—	(1,188)
Unrealized depreciation on bilateral interest rate swaps	—	(1,221)	—	(1,221)
Unrealized depreciation on centrally cleared credit default swaps	—	(199)	—	(199)
Total	$645	$(3,353)	$—	$(2,708)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

277	American Funds Insurance Series

American High-Income Trust
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$793,501	$5,708	$799,209
U.S. Treasury bonds & notes	—	885	—	885
Mortgage-backed obligations	—	—	696	696
Bonds & notes of governments & government agencies outside the U.S.	—	339	—	339
Convertible bonds & notes	—	578	—	578
Common stocks	21,231	4,469	29,034	54,734
Preferred securities	—	1,416	1,751	3,167
Rights & warrants	—	265	—	265
Short-term securities	20,436	—	—	20,436
Total	$41,667	$801,453	$37,189	$880,309

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$137	$—	$—	$137
Unrealized appreciation on centrally cleared credit default swaps	—	25	—	25
Liabilities:
Unrealized depreciation on futures contracts	(58)	—	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$79	$21	$—	$100
1
Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2024
Investment securities	$37,049	$—	$2,144	$— [4]	$—	$(1,548)	$(456)	$37,189
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2024								$(1,595)
2
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
3
Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.
4
Amount less than one thousand.

American Funds Insurance Series	278

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 6/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$6,404	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	1%	1%	Decrease
		Market comparables	Yield	11%	11%	Decrease
Common stocks	29,034	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	5.7x - 7.9x	6.3x	Increase
			Premium to EV/EBITDA multiple	14%	14%	Increase
			Discount to EV/EBITDA multiple	13%	13%	Decrease
			EV/EBITDA less CapEx multiple	11.2x	11.2x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	6% - 16%	12%	Decrease
Preferred securities	1,751	Market comparables	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15%	15%	Decrease
	$37,189
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
Key to abbreviations and symbols
CapEx = Capital expenditures
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Mortgage Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,064	$—	$98,064
U.S. Treasury bonds & notes	—	6,669	—	6,669
Asset-backed obligations	—	1,309	—	1,309
Short-term securities	—	40,665	—	40,665
Total	$—	$146,707	$—	$146,707

279	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$353	$—	$—	$353
Unrealized appreciation on centrally cleared interest rate swaps	—	99	—	99
Liabilities:
Unrealized depreciation on futures contracts	(68)	—	—	(68)
Total	$285	$99	$—	$384
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund
As of June 30, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,017,781	$—	$1,017,781
U.S. Treasury bonds & notes	—	591,525	—	591,525
Federal agency bonds & notes	—	73,076	—	73,076
Short-term securities	—	335,847	—	335,847
Options purchased on futures (equity style)	578	—	—	578
Total	$578	$2,018,229	$—	$2,018,807

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,562	$—	$—	$4,562
Unrealized appreciation on centrally cleared interest rate swaps	—	19,570	—	19,570
Liabilities:
Value of options written	(496)	—	—	(496)
Unrealized depreciation on futures contracts	(1,800)	—	—	(1,800)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,433)	—	(5,433)
Total	$2,266	$14,137	$—	$16,403
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund
As of June 30, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	280

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries

281	American Funds Insurance Series

may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series	282

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

283	American Funds Insurance Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively

American Funds Insurance Series	284

lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or  futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.
Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.
5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

285	American Funds Insurance Series

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.
The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):
		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4,457	$4,789	$10	$4,310
Global Small Capitalization Fund	41,131	17,225	26,164	15,503
Growth Fund	38,162	39,028	—	35,125
International Fund	9,093	—	9,548	—
New World Fund	14,933	7,477	8,154	6,729
Capital World Growth and Income Fund	10,543	9,661	1,447	8,695
Growth-Income Fund	114,087	119,835	—	107,852
International Growth and Income Fund	715	—	776	—
Capital Income Builder	20,164	16,497	4,730	14,847
Asset Allocation Fund	19,113	19,914	—	17,923
American Funds Global Balanced Fund	143	147	—	132
Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

American Funds Insurance Series	286

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.
Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $447,000, $31,000 and $462,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due.  Unrealized appreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $1,000, less than $1,000 and $2,000, respectively, is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.
Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

287	American Funds Insurance Series

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.
Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.
Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

American Funds Insurance Series	288

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

289	American Funds Insurance Series

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$25,058	$22,753	$4,892	Not applicable
Capital Income Builder	Not applicable	Not applicable	120,340	7*	35,978	5,611
Asset Allocation Fund	Not applicable	Not applicable	3,234,309	Not applicable	255,086	26,850
Global Balanced Fund	$10,100*	Not applicable	45,558	34,490	19,141	4,183
Capital World Bond Fund	329,760	$7,708	583,683	525,898	228,366	57,843
The Bond Fund of America	Not applicable	Not applicable	7,050,960	91,159	611,143	85,511
American High-Income Trust	Not applicable	Not applicable	29,295	Not applicable	Not applicable	14,833
American Funds Mortgage Fund	600*	Not applicable	86,936	Not applicable	4,206	Not applicable
U.S. Government Securities Fund	333,790	Not applicable	1,954,574	Not applicable	765,828	Not applicable
Managed Risk Growth Fund	484,810	Not applicable	9,732	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	102,520	Not applicable	1,251	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	333,840	Not applicable	3,266	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,499,679	Not applicable	37,945	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	369,433	Not applicable	46,989	Not applicable	Not applicable	Not applicable
1
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
New World Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$51	Unrealized depreciation[2]	$71
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	131	Unrealized depreciation on open forward currency contracts	195
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	7	Unrealized depreciation[2]	6
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	197
			$189		$469

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(111)	Net unrealized appreciation (depreciation) on futures contracts	$1
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	64	Net unrealized appreciation (depreciation) on forward currency contracts	49
Swap	Interest	Net realized gain (loss) on swap contracts	(113)	Net unrealized appreciation (depreciation) on swap contracts	(291)
			$(160)		$(241)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	290

Capital Income Builder
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$577	Unrealized depreciation[2]	$3
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	446	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	2	Unrealized depreciation[2]	—
			$1,025		$3

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(948)	Net unrealized appreciation (depreciation) on futures contracts	$(1,882)
Swap	Interest	Net realized gain (loss) on swap contracts	(121)	Net unrealized appreciation (depreciation) on swap contracts	392
Swap	Credit	Net realized gain (loss) on swap contracts	562	Net unrealized appreciation (depreciation) on swap contracts	(378)
			$(507)		$(1,868)
Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$7,673	Unrealized depreciation[2]	$3,890
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,397	Unrealized depreciation[2]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	28
			$9,070		$3,918

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(23,417)	Net unrealized appreciation (depreciation) on futures contracts	$(3,393)
Swap	Interest	Net realized gain (loss) on swap contracts	579	Net unrealized appreciation (depreciation) on swap contracts	257
Swap	Credit	Net realized gain (loss) on swap contracts	249	Net unrealized appreciation (depreciation) on swap contracts	(124)
			$(22,589)		$(3,260)
Refer to the end of the tables for footnotes.

291	American Funds Insurance Series

American Funds Global Balanced Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$230	Unrealized depreciation[2]	$27
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	183	Unrealized depreciation on open forward currency contracts	286
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	205	Unrealized depreciation[2]	94
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	157
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	—	Unrealized depreciation[2]	19
			$618		$583

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(52)	Net unrealized appreciation (depreciation) on futures contracts	$(144)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(57)	Net unrealized appreciation (depreciation) on forward currency contracts	(421)
Swap	Interest	Net realized gain (loss) on swap contracts	(264)	Net unrealized appreciation (depreciation) on swap contracts	28
Swap	Credit	Net realized gain (loss) on swap contracts	52	Net unrealized appreciation (depreciation) on swap contracts	(29)
			$(321)		$(566)
The Bond Fund of America
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$22,317	Unrealized depreciation[2]	$4,922
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,071	Unrealized depreciation on open forward currency contracts	125
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	4,764	Unrealized depreciation[2]	750
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	796	Unrealized depreciation[2]	—
			$28,948		$5,797

Refer to the end of the tables for footnotes.

American Funds Insurance Series	292

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(65,889)	Net unrealized appreciation (depreciation) on futures contracts	$(40,875)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	1,525	Net unrealized appreciation (depreciation) on forward currency contracts	1,842
Swap	Interest	Net realized gain (loss) on swap contracts	(2,115)	Net unrealized appreciation (depreciation) on swap contracts	3,659
Swap	Credit	Net realized gain (loss) on swap contracts	(4,815)	Net unrealized appreciation (depreciation) on swap contracts	2,265
			$(71,294)		$(33,109)
Capital World Bond Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$5	Investment securities	$—
Options purchased (equity style)	Interest	Investment securities	950	Investment securities	—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	4
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	916
Futures	Interest	Unrealized appreciation[2]	2,055	Unrealized depreciation[2]	494
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,871	Unrealized depreciation on open forward currency contracts	3,859
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	1,228	Unrealized depreciation[2]	1,188
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	1,221
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	19	Unrealized depreciation[2]	199
			$6,128		$7,881

Refer to the end of the tables for footnotes.

293	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$18	Net unrealized appreciation (depreciation) on investments	$(19)
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	—	Net unrealized appreciation (depreciation) on investments	188
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	(66)	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	300	Net unrealized appreciation (depreciation) on options written	(93)
Futures	Interest	Net realized gain (loss) on futures contracts	(91)	Net unrealized appreciation (depreciation) on futures contracts	(4,341)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,028)	Net unrealized appreciation (depreciation) on forward currency contracts	(5,821)
Swap	Interest	Net realized gain (loss) on swap contracts	(2,170)	Net unrealized appreciation (depreciation) on swap contracts	(296)
Swap	Credit	Net realized gain (loss) on swap contracts	802	Net unrealized appreciation (depreciation) on swap contracts	(698)
			$(2,235)		$(11,080)
American High-Income Trust
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$137	Unrealized depreciation[2]	$58
Swap (centrally cleared)	Credit	Unrealized appreciation[2]	25	Unrealized depreciation[2]	4
			$162		$62

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(100)	Net unrealized appreciation (depreciation) on futures contracts	$70
Swap	Credit	Net realized gain (loss) on swap contracts	(213)	Net unrealized appreciation (depreciation) on swap contracts	1
			$(313)		$71
American Funds Mortgage Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[2]	$353	Unrealized depreciation[2]	$68
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	99	Unrealized depreciation[2]	—
			$452		$68

Refer to the end of the tables for footnotes.

American Funds Insurance Series	294

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(761)	Net unrealized appreciation (depreciation) on futures contracts	$(715)
Swap	Interest	Net realized gain (loss) on swap contracts	20	Net unrealized appreciation (depreciation) on swap contracts	89
			$(741)		$(626)
U.S. Government Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$578	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	496
Futures	Interest	Unrealized appreciation[2]	4,562	Unrealized depreciation[2]	1,800
Swap (centrally cleared)	Interest	Unrealized appreciation[2]	19,570	Unrealized depreciation[2]	5,433
			$24,710		$7,729

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(51)	Net unrealized appreciation (depreciation) on investments	$(372)
Options written (equity style)	Interest	Net realized gain (loss) on options written	92	Net unrealized appreciation (depreciation) on options written	360
Futures	Interest	Net realized gain (loss) on futures contracts	(3,042)	Net unrealized appreciation (depreciation) on futures contracts	(16,056)
Swap	Interest	Net realized gain (loss) on swap contracts	2,656	Net unrealized appreciation (depreciation) on swap contracts	(916)
			$(345)		$(16,984)
Managed Risk Growth Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$866	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	40	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	5	Unrealized depreciation[2]	—
			$911		$—

Refer to the end of the tables for footnotes.

295	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,269)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$522
Futures	Currency	Net realized gain (loss) on futures contracts	(36)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,064)	Net realized appreciation (depreciation) on futures contracts	(350)
Futures	Interest	Net realized gain (loss) on futures contracts	18	Net realized appreciation (depreciation) on futures contracts	(86)
			$(3,351)		$86
Managed Risk International Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$934	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	18	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	9	Unrealized depreciation[2]	—
			$961		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(437)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$588
Futures	Equity	Net realized gain (loss) on futures contracts	(255)	Net realized appreciation (depreciation) on futures contracts	83
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net realized appreciation (depreciation) on futures contracts	(17)
			$(709)		$654
Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$458	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	20	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	22	Unrealized depreciation[2]	—
			$500		$—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,485)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$334
Futures	Currency	Net realized gain (loss) on futures contracts	(7)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	428	Net realized appreciation (depreciation) on futures contracts	(236)
Futures	Interest	Net realized gain (loss) on futures contracts	(39)	Net realized appreciation (depreciation) on futures contracts	(43)
			$(1,103)		$55
Managed Risk Growth-Income Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$4,616	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	201	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	51	Unrealized depreciation[2]	—
			$4,868		$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(15,868)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$3,986
Futures	Currency	Net realized gain (loss) on futures contracts	(28)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	7,935	Net realized appreciation (depreciation) on futures contracts	(1,707)
Futures	Interest	Net realized gain (loss) on futures contracts	(86)	Net realized appreciation (depreciation) on futures contracts	(89)
			$(8,047)		$2,190
Managed Risk Asset Allocation Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$698	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[2]	38	Unrealized depreciation[2]	—
Futures	Interest	Unrealized appreciation[2]	368	Unrealized depreciation[2]	—
			$1,104		$—

Refer to the end of the tables for footnotes.

297	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(1,481)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$157
Futures	Currency	Net realized gain (loss) on futures contracts	(24)	Net realized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	241	Net realized appreciation (depreciation) on futures contracts	(354)
Futures	Interest	Net realized gain (loss) on futures contracts	(627)	Net realized appreciation (depreciation) on futures contracts	(645)
			$(1,891)		$(842)
2
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
3
Includes options purchased as reported in each fund’s investment portfolio.
Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The tables on the following pages present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):

American Funds Insurance Series	298

New World Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$ — †	$ —	$ —	$ —	$ — †
Bank of New York Mellon	1	—	—	—	1
Barclays Bank PLC	59	(59)	—	—	—
BNP Paribas	1	(1)	—	—	—
Citibank	33	(15)	—	—	18
Goldman Sachs	5	(5)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	22	(22)	—	—	—
Morgan Stanley	— †	—	—	—	— †
Standard Chartered Bank	— †	—	—	—	— †
UBS AG	9	—	—	—	9
Total	$131	$ (102)	$ —	$ —	$29
Liabilities:
Bank of America	$28	$ —	$ —	$ —	$28
Barclays Bank PLC	84	(59)	—	—	25
BNP Paribas	16	(1)	—	—	15
Citibank	15	(15)	—	—	—
Goldman Sachs	105	(5)	—	—	99
JPMorgan Chase	32	(22)	—	—	10
Morgan Stanley	67	—	—	—	67
Standard Chartered Bank	45	—	—	—	45
Total	$392	$ (102)	$ —	$ —	$289
*
Collateral is shown on a settlement basis.
†
Amount less than one thousand.
Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

American Funds Global Balanced Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$3	$ (3)	$ —	$ —	$ —
Bank of New York Mellon	— †	—	—	—	— †
Barclays Bank PLC	1	—	—	—	1
BNP Paribas	16	(16)	—	—	—
Citibank	32	(21)	—	—	11
Goldman Sachs	7	(7)	—	—	—
HSBC Bank	1	—	—	—	1
JPMorgan Chase	50	(27)	—	—	23
Morgan Stanley	68	(68)	—	—	—
Standard Chartered Bank	4	(1)	—	—	3
UBS AG	1	(1)	—	—	—
Total	$183	$ (144)	$ —	$ —	$39
Liabilities:
Bank of America	$43	$ (3)	$ —	$ —	$40
BNP Paribas	16	(16)	—	—	—
Citibank	21	(21)	—	—	—
Goldman Sachs	157	(7)	—	—	150
HSBC Bank	— †	—	—	—	— †
JPMorgan Chase	27	(27)	—	—	—
Morgan Stanley	106	(68)	—	—	38
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	72	(1)	—	—	71
Total	$443	$ (144)	$ —	$ —	$299
The Bond Fund of America
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$83	$ —	$ —	$ —	$83
JPMorgan Chase	902	—	—	(902)	—
UBS AG	86	—	—	—	86
Total	$1,071	$ —	$ —	$ (902)	$169
Liabilities:
BNP Paribas	$11	$ —	$ —	$ —	$11
HSBC Bank	4	—	—	—	5
Morgan Stanley	57	—	—	—	56
Standard Chartered Bank	53	—	—	—	53
Total	$125	$ —	$ —	$ —	$125
Refer to the end of the tables for footnotes.

American Funds Insurance Series	300

Capital World Bond Fund
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$9	$ (9)	$ —	$ —	$ —
Bank of New York Mellon	2	(2)	—	—	—
Barclays Bank PLC	14	—	—	—	14
BNP Paribas	164	(164)	—	—	—
Citibank	604	(533)	—	(70)	1
Goldman Sachs	16	(16)	—	—	—
HSBC Bank	36	(36)	—	—	—
JPMorgan Chase	719	(719)	—	—	—
Morgan Stanley	250	(250)	—	—	—
Standard Chartered Bank	55	(26)	—	—	29
UBS AG	20	(20)	—	—	—
Total	$1,889	$ (1,775)	$ —	$ (70)	$44
Liabilities:
Bank of America	$447	$ (9)	$ (341)	$ —	$97
Bank of New York Mellon	28	(2)	—	—	26
BNP Paribas	189	(164)	(25)	—	—
Citibank	533	(534)	—	—	—
Goldman Sachs	1,306	(16)	(1,055)	—	235
HSBC Bank	150	(36)	—	—	114
JPMorgan Chase	797	(719)	(78)	—	—
Morgan Stanley	1,350	(250)	(1,100)	—	—
Standard Chartered Bank	26	(26)	—	—	—
UBS AG	273	(20)	(253)	—	—
Total	$5,099	$ (1,775)	$ (2,852)	$ —	$472
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2024, some of the funds recognized reclaims (net of

301	American Funds Insurance Series

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,478	$26	$935
Growth Fund	1,938	2	147
New World Fund	717	3	88
Washington Mutual Investors Fund	31	1	2
Growth-Income Fund	119	12	2
International Growth and Income Fund	10	2	1
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
As of December 31, 2023:
Undistributed ordinary income	$49,194	$64,690	$95,057	$16,271	$12,831	$41,555
Undistributed long-term capital gains	226,821	72,052	977,737	—	15,882	87,738
Capital loss carryforward*	—	—	—	(540,672)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	3,334,213	836,174	23,803,423	2,265,460	1,168,125	3,587,265
Gross unrealized depreciation on investments	(275,098)	(198,083)	(760,476)	(241,398)	(152,011)	(126,063)
Net unrealized appreciation (depreciation) on investments	3,059,115	638,091	23,042,947	2,024,062	1,016,114	3,461,202
Cost of investments	5,202,821	2,450,743	20,870,976	5,250,822	2,525,810	7,393,946

Refer to the end of the tables for footnote.

American Funds Insurance Series	302

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
As of December 31, 2023:
Undistributed ordinary income	$7,472	$158,609	$1,604	$16,757	$128,322	$1,794
Undistributed long-term capital gains	—	1,734,565	—	—	1,147,945	—
Capital loss carryforward*	(69,742)	—	(23,775)	(25,818)	—	(3,502)
Capital loss carryforward utilized	2,434	—	53	2,422	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	716,001	15,734,256	78,492	252,541	8,105,020	67,750
Gross unrealized depreciation on investments	(67,700)	(412,968)	(22,273)	(40,938)	(821,861)	(16,781)
Net unrealized appreciation (depreciation) on investments	648,301	15,321,288	56,219	211,603	7,283,159	50,969
Cost of investments	1,264,169	24,784,066	272,854	1,145,971	20,684,961	359,798

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
As of December 31, 2023:
Undistributed ordinary income	$75,445	$2,620	$9,868	$855	$3,298	$11,745
Capital loss carryforward*	(1,359,397)	(186,363)	(331,897)	(11,994)	(1)	(254,504)
As of June 30, 2024:
Gross unrealized appreciation on investments	29,945	8,677	44,282	(166)	—	—
Gross unrealized depreciation on investments	(373,101)	(114,867)	(48,276)	(1,784)	(150)	—
Net unrealized appreciation (depreciation) on investments	(343,156)	(106,190)	(3,994)	(1,950)	(150)	—
Cost of investments	12,898,585	1,786,407	885,320	149,041	347,924	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2023:
Undistributed ordinary income	$2,419	$1,560	$5,147	$30,091	$36,425
Undistributed long-term capital gains	—	—	—	28,787	28,917
Capital loss carryforward*	(12,281)	(13,949)	(17,511)	—	—
As of June 30, 2024:
Gross unrealized appreciation on investments	122,554	18,260	52,506	322,868	99,562
Gross unrealized depreciation on investments	(102,050)	(23,350)	(28,475)	(84,269)	(31,883)
Net unrealized appreciation (depreciation) on investments	20,504	(5,090)	24,031	238,599	67,679
Cost of investments	499,216	128,016	305,059	1,993,010	2,025,662
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

303	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$22,379	$99,126	$121,505	$36,245	$238,315	$274,560
Class 1A	115	536	651	148	1,195	1,343
Class 2	21,905	103,301	125,206	30,048	259,863	289,911
Class 4	4,815	23,878	28,693	4,681	49,927	54,608
Total	$49,214	$226,841	$276,055	$71,122	$549,300	$620,422
Global Small Capitalization Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$19,885	$21,820	$41,705	$4,595	$11,794	$16,389
Class 1A	107	119	226	12	59	71
Class 2	38,505	43,051	81,556	4,713	23,554	28,267
Class 4	6,213	7,070	13,283	76	3,623	3,699
Total	$64,710	$72,060	$136,770	$9,396	$39,030	$48,426
Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,569	$433,019	$479,588	$93,186	$861,352	$954,538
Class 1A	672	7,268	7,940	926	13,243	14,169
Class 2	39,506	433,759	473,265	58,531	924,799	983,330
Class 3	548	5,725	6,273	883	11,837	12,720
Class 4	7,808	97,988	105,796	5,132	167,524	172,656
Total	$95,103	$977,759	$1,072,862	$158,658	$1,978,755	$2,137,413
International Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,264	$—	$8,264	$50,154	$—	$50,154
Class 1A	26	—	26	150	—	150
Class 2	7,183	—	7,183	42,608	—	42,608
Class 3	36	—	36	219	—	219
Class 4	781	—	781	4,367	—	4,367
Total	$16,290	$—	$16,290	$97,498	$—	$97,498

American Funds Insurance Series	304

New World Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$7,141	$8,227	$15,368	$28,772	$—	$28,772
Class 1A	38	49	87	146	—	146
Class 2	3,001	3,828	6,829	11,303	—	11,303
Class 4	2,660	3,785	6,445	9,222	—	9,222
Total	$12,840	$15,889	$28,729	$49,443	$—	$49,443
Washington Mutual Investors Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,177	$50,394	$75,571	$118,356	$52,370	$170,726
Class 1A	92	202	294	338	194	532
Class 2	11,104	24,567	35,671	51,574	26,108	77,682
Class 4	5,236	12,608	17,844	20,772	11,035	31,807
Total	$41,609	$87,771	$129,380	$191,040	$89,707	$280,747
Capital World Growth and Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,490	$—	$2,490	$11,646	$—	$11,646
Class 1A	32	—	32	125	—	125
Class 2	4,048	—	4,048	18,495	—	18,495
Class 4	910	—	910	3,732	—	3,732
Total	$7,480	$—	$7,480	$33,998	$—	$33,998
Growth-Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$97,641	$1,023,186	$1,120,827	$327,645	$1,077,919	$1,405,564
Class 1A	148	1,702	1,850	440	1,649	2,089
Class 2	51,870	597,677	649,547	164,035	642,837	806,872
Class 3	580	6,513	7,093	1,848	6,857	8,705
Class 4	8,444	105,495	113,939	22,003	96,356	118,359
Total	$158,683	$1,734,573	$1,893,256	$515,971	$1,825,618	$2,341,589
International Growth and Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$84	$—	$84	$394	$—	$394
Class 1A	30	—	30	151	—	151
Class 2	793	—	793	3,949	—	3,949
Class 4	699	—	699	3,139	—	3,139
Total	$1,606	$—	$1,606	$7,633	$—	$7,633

305	American Funds Insurance Series

Capital Income Builder
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$8,883	$—	$8,883	$19,561	$—	$19,561
Class 1A	127	—	127	290	—	290
Class 2	182	—	182	410	—	410
Class 4	6,154	—	6,154	14,650	—	14,650
Total	$15,346	$—	$15,346	$34,911	$—	$34,911
Asset Allocation Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$79,659	$678,739	$758,398	$364,001	$578,217	$942,218
Class 1A	154	1,422	1,576	663	1,038	1,701
Class 2	20,306	187,595	207,901	91,196	163,182	254,378
Class 3	147	1,326	1,473	644	1,097	1,741
Class 4	28,102	278,890	306,992	111,055	215,145	326,200
Total	$128,368	$1,147,972	$1,276,340	$567,559	$958,679	$1,526,238
American Funds Global Balanced Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$485	$—	$485	$1,780	$11,386	$13,166
Class 1A	13	—	13	43	310	353
Class 2	721	—	721	2,558	18,886	21,444
Class 4	577	—	577	1,750	14,227	15,977
Total	$1,796	$—	$1,796	$6,131	$44,809	$50,940
The Bond Fund of America
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$48,870	$—	$48,870	$246,119	$—	$246,119
Class 1A	1,353	—	1,353	8,577	—	8,577
Class 2	18,656	—	18,656	97,823	—	97,823
Class 4	6,606	—	6,606	30,097	—	30,097
Total	$75,485	$—	$75,485	$382,616	$—	$382,616
Capital World Bond Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,933	$—	$1,933	$—	$—	$—
Class 1A	122	—	122	—	—	—
Class 2	573	—	573	—	—	—
Class 4	—	—	—	—	—	—
Total	$2,628	$—	$2,628	$—	$—	$—

American Funds Insurance Series	306

American High-Income Trust
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2,576	$—	$2,576	$15,308	$—	$15,308
Class 1A	33	—	33	171	—	171
Class 2	5,989	—	5,989	36,274	—	36,274
Class 3	88	—	88	556	—	556
Class 4	1,188	—	1,188	5,957	—	5,957
Total	$9,874	$—	$9,874	$58,266	$—	$58,266
American Funds Mortgage Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$136	$—	$136	$656	$—	$656
Class 1A	18	—	18	71	—	71
Class 2	341	—	341	1,633	—	1,633
Class 4	360	—	360	1,600	—	1,600
Total	$855	$—	$855	$3,960	$—	$3,960
Ultra-Short Bond Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$368	$—	$368	$1,981	$—	$1,981
Class 1A	1	—	1	5	—	5
Class 2	2,445	—	2,445	12,823	—	12,823
Class 3	36	—	36	198	—	198
Class 4	449	—	449	2,524	—	2,524
Total	$3,299	$—	$3,299	$17,531	$—	$17,531
U.S. Government Securities Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,833	$—	$1,833	$9,817	$—	$9,817
Class 1A	1,537	—	1,537	171	—	171
Class 2	7,184	—	7,184	39,205	—	39,205
Class 3	34	—	34	219	—	219
Class 4	1,165	—	1,165	6,275	—	6,275
Total	$11,753	$—	$11,753	$55,687	$—	$55,687
Managed Risk Growth Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683

307	American Funds Insurance Series

Managed Risk International Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852
Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$43	$—	$43	$58	$363	$421
Class P2	5,105	—	5,105	5,936	41,630	47,566
Total	$5,148	$—	$5,148	$5,994	$41,993	$47,987
Managed Risk Growth-Income Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$26,378	$25,142	$51,520	$30,230	$230,056	$260,286
Class P2	3,727	3,660	7,387	3,723	33,365	37,088
Total	$30,105	$28,802	$58,907	$33,953	$263,421	$297,374
Managed Risk Asset Allocation Fund
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$179	$138	$317	$164	$851	$1,015
Class P2	36,259	28,786	65,045	38,569	247,531	286,100
Total	$36,438	$28,924	$65,362	$38,733	$248,382	$287,115
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2024, total investment advisory services fees waived by CRMC were $26,277,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

American Funds Insurance Series	308

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:
Fund	Rates		Net asset level (in billions)		For the six months ended June 30, 2024, before waiver	For the six months ended June 30, 2024, after waiver
	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.620
Growth Fund	.500	.275	.6	44.0	.307	.307
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.215
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.368
Growth-Income Fund	.500	.217	.6	44.0	.251	.251
International Growth and Income Fund	.478	.450	15.0	15.0	.491	.491
Capital Income Builder	.357	.330	15.0	15.0	.357	.220
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.215
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.271
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.228
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.232
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

309	American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.
Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$530
Class 1A	$—	$24	3
Class 2	4,550	Not applicable	546
Class 4	999	999	120
Total class-specific expenses	$5,549	$1,023	$1,199
Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$146
Class 1A	$—	$6	1
Class 2	2,262	Not applicable	272
Class 4	367	367	44
Total class-specific expenses	$2,629	$373	$463

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,776
Class 1A	$—	$376	45
Class 2	23,299	Not applicable	2,796
Class 3	225	Not applicable	37
Class 4	4,873	4,873	585
Total class-specific expenses	$28,397	$5,249	$6,239
International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$504
Class 1A	$—	$16	2
Class 2	4,282	Not applicable	514
Class 3	15	Not applicable	2
Class 4	538	538	65
Total class-specific expenses	$4,835	$554	$1,087

American Funds Insurance Series	310

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$269
Class 1A	$—	$13	1
Class 2	1,023	Not applicable	123
Class 4	998	999	120
Total class-specific expenses	$2,021	$1,012	$513
Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$922
Class 1A	$—	$30	4
Class 2	3,680	Not applicable	442
Class 4	1,796	1,797	215
Total class-specific expenses	$5,476	$1,827	$1,583

Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$88
Class 1A	$—	$10	1
Class 2	1,310	Not applicable	157
Class 4	305	306	37
Total class-specific expenses	$1,615	$316	$283
Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,466
Class 1A	$—	$47	6
Class 2	16,629	Not applicable	1,995
Class 3	132	Not applicable	22
Class 4	2,785	2,785	334
Total class-specific expenses	$19,546	$2,832	$5,823

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2
Class 1A	$—	$8	1
Class 2	204	Not applicable	25
Class 4	184	184	22
Total class-specific expenses	$388	$192	$50
Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$101
Class 1A	$—	$13	2
Class 2	19	Not applicable	2
Class 4	717	717	86
Total class-specific expenses	$736	$730	$191

Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,358
Class 1A	$—	$40	5
Class 2	5,361	Not applicable	643
Class 3	28	Not applicable	4
Class 4	7,573	7,573	909
Total class-specific expenses	$12,962	$7,613	$3,919
Refer to the end of the tables for footnote.
American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$—	$4	— *
Class 2	197	Not applicable	24
Class 4	163	163	19
Total class-specific expenses	$360	$167	$58

311	American Funds Insurance Series

The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,037
Class 1A	$—	$305	37
Class 2	3,508	Not applicable	421
Class 4	1,239	1,239	149
Total class-specific expenses	$4,747	$1,544	$1,644
Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$96
Class 1A	$—	$15	2
Class 2	990	Not applicable	119
Class 4	69	69	8
Total class-specific expenses	$1,059	$84	$225

American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$34
Class 1A	$—	$4	— *
Class 2	661	Not applicable	79
Class 3	7	Not applicable	1
Class 4	145	145	18
Total class-specific expenses	$813	$149	$132
American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3
Class 1A	$—	$3	— *
Class 2	53	Not applicable	6
Class 4	57	57	7
Total class-specific expenses	$110	$60	$16

Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 1A	$—	$— *	— *
Class 2	331	Not applicable	40
Class 3	4	Not applicable	— *
Class 4	64	65	8
Total class-specific expenses	$399	$65	$54
U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$38
Class 1A	$—	$83	10
Class 2	1,314	Not applicable	158
Class 3	5	Not applicable	1
Class 4	226	225	27
Total class-specific expenses	$1,545	$308	$234

Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$16
Class P2	$625	625
Total class-specific expenses	$625	$641
Refer to the end of the tables for footnote.
Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$153	153
Total class-specific expenses	$153	$155

American Funds Insurance Series	312

Managed Risk Washington
Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$403	403
Total class-specific expenses	$403	$407
Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,421
Class P2	$349	349
Total class-specific expenses	$349	$2,770

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$13
Class P2	$2,596	2,596
Total class-specific expenses	$2,596	$2,609
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2024, total fees and expenses reimbursed by CRMC were $14,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Fund	$10	$14	$24
Global Small Capitalization Fund	4	5	9
Growth Fund	51	71	122
International Fund	9	12	21
New World Fund	4	6	10
Washington Mutual Investors Fund	13	18	31
Capital World Growth and Income Fund	2	3	5
Growth-Income Fund	48	67	115
International Growth and Income Fund	— *	1	1
Capital Income Builder	2	2	4
Asset Allocation Fund	33	45	78
American Funds Global Balanced Fund	— *	1	1
The Bond Fund of America	14	19	33
Capital World Bond Fund	2	3	5
American High-Income Trust	1	1	2
American Funds Mortgage Fund	— *	— *	— *
Ultra-Short Bond Fund	— *	1	1
U.S. Government Securities Fund	2	3	5
Managed Risk Growth Fund	— *	1	1
Managed Risk International Fund	— *	— *	— *
Managed Risk Washington Mutual Investors Fund	1	— *	1
Managed Risk Growth-Income Fund	4	3	7
Managed Risk Asset Allocation Fund	3	3	6
*
Amount less than one thousand.

313	American Funds Insurance Series

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both  managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$185,363	$162,530	$100,137
Global Small Capitalization Fund	9,779	10,261	4,487
Growth Fund	276,084	113,332	33,608
International Fund	47,479	45,425	(9,681)
New World Fund	28,659	33,191	1,490
Washington Mutual Investors Fund	62,337	51,105	11,435
Capital World Growth and Income Fund	12,242	11,753	2,067
Growth-Income Fund	429,956	444,772	175,461
International Growth and Income Fund	2,925	1,842	(528)
Capital Income Builder	10,716	3,820	427
Asset Allocation Fund	149,337	34,973	8,303
American Funds Global Balanced Fund	2,168	4,003	1,180
American High-Income Trust	220	220	—
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2024.

American Funds Insurance Series	314

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$58,023	1,586	$121,506	3,310	$(311,481)	(8,480)	$(131,952)	(3,584)
Class 1A	990	27	650	18	(1,496)	(41)	144	4
Class 2	40,356	1,127	125,206	3,463	(325,272)	(9,039)	(159,710)	(4,449)
Class 4	70,829	1,986	28,693	803	(39,460)	(1,106)	60,062	1,683
Total net increase (decrease)	$170,198	4,726	$276,055	7,594	$(677,709)	(18,666)	$(231,456)	(6,346)
Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)
Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$33,400	1,823	$41,576	2,342	$(73,779)	(3,995)	$1,197	170
Class 1A	247	14	226	13	(260)	(14)	213	13
Class 2	39,656	2,261	81,556	4,892	(138,161)	(7,948)	(16,949)	(795)
Class 4	16,529	955	13,283	799	(21,271)	(1,225)	8,541	529
Total net increase (decrease)	$89,832	5,053	$136,641	8,046	$(233,471)	(13,182)	$(6,998)	(83)
Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)
Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$655,575	5,971	$479,015	4,433	$(1,195,371)	(11,103)	$(60,781)	(699)
Class 1A	21,734	201	7,940	74	(16,090)	(156)	13,584	119
Class 2	176,918	1,667	473,265	4,440	(1,542,724)	(14,509)	(892,541)	(8,402)
Class 3	954	9	6,273	57	(15,223)	(138)	(7,996)	(72)
Class 4	410,452	3,941	105,797	1,020	(168,884)	(1,630)	347,365	3,331
Total net increase (decrease)	$1,265,633	11,789	$1,072,290	10,024	$(2,938,292)	(27,536)	$(600,369)	(5,723)
Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)
International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$35,441	1,941	$8,265	441	$(284,297)	(15,512)	$(240,591)	(13,130)
Class 1A	883	50	26	1	(1,342)	(74)	(433)	(23)
Class 2	182,063	10,178	7,183	385	(367,567)	(20,317)	(178,321)	(9,754)
Class 3	—	—	36	2	(1,417)	(77)	(1,381)	(75)
Class 4	25,219	1,407	781	43	(26,107)	(1,458)	(107)	(8)
Total net increase (decrease)	$243,606	13,576	$16,291	872	$(680,730)	(37,438)	$(420,833)	(22,990)
Year ended December 31, 2023
Class 1	$116,405	7,036	$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90	150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999	42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12	219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540	4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677	$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$167,382	6,188	$15,367	576	$(149,225)	(5,629)	$33,524	1,135
Class 1A	300	12	87	3	(768)	(29)	(381)	(14)
Class 2	59,646	2,310	6,829	259	(89,918)	(3,452)	(23,443)	(883)
Class 4	35,488	1,373	6,446	247	(60,498)	(2,337)	(18,564)	(717)
Total net increase (decrease)	$262,816	9,883	$28,729	1,085	$(300,409)	(11,447)	$(8,864)	(479)
Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)
Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$41,139	2,672	$75,293	4,855	$(447,475)	(29,070)	$(331,043)	(21,543)
Class 1A	2,258	146	293	19	(1,605)	(107)	946	58
Class 2	22,273	1,482	35,671	2,347	(233,377)	(15,531)	(175,433)	(11,702)
Class 4	105,101	7,046	17,844	1,188	(50,841)	(3,435)	72,104	4,799
Total net increase (decrease)	$170,771	11,346	$129,101	8,409	$(733,298)	(48,143)	$(433,426)	(28,388)
Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)
Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$14,937	1,023	$2,432	162	$(56,976)	(3,880)	$(39,607)	(2,695)
Class 1A	754	54	32	3	(317)	(22)	469	35
Class 2	5,731	393	4,049	271	(93,127)	(6,391)	(83,347)	(5,727)
Class 4	12,505	880	910	62	(15,528)	(1,093)	(2,113)	(151)
Total net increase (decrease)	$33,927	2,350	$7,423	498	$(165,948)	(11,386)	$(124,598)	(8,538)
Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)
Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$135,226	2,132	$1,119,883	17,901	$(1,713,135)	(26,985)	$(458,026)	(6,952)
Class 1A	1,374	21	1,851	30	(2,255)	(36)	970	15
Class 2	55,518	891	649,546	10,570	(1,046,975)	(16,786)	(341,911)	(5,325)
Class 3	158	3	7,093	113	(9,594)	(152)	(2,343)	(36)
Class 4	143,054	2,332	113,940	1,888	(91,232)	(1,492)	165,762	2,728
Total net increase (decrease)	$335,330	5,379	$1,892,313	30,502	$(2,863,191)	(45,451)	$(635,548)	(9,570)
Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)
International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$1,145	109	$84	8	$(1,067)	(101)	$162	16
Class 1A	145	14	29	3	(764)	(77)	(590)	(60)
Class 2	1,862	183	793	75	(17,931)	(1,742)	(15,276)	(1,484)
Class 4	8,674	872	699	68	(9,207)	(917)	166	23
Total net increase (decrease)	$11,826	1,178	$1,605	154	$(28,969)	(2,837)	$(15,538)	(1,505)
Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Capital Income Builder
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$32,263	2,744	$8,883	747	$(30,017)	(2,538)	$11,129	953
Class 1A	353	30	127	11	(407)	(35)	73	6
Class 2	758	65	182	15	(556)	(47)	384	33
Class 4	28,293	2,403	6,154	519	(27,089)	(2,301)	7,358	621
Total net increase (decrease)	$61,667	5,242	$15,346	1,292	$(58,069)	(4,921)	$18,944	1,613
Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941
Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$76,518	3,092	$758,398	31,274	$(1,025,451)	(41,314)	$(190,535)	(6,948)
Class 1A	804	32	1,576	65	(2,356)	(97)	24	— †
Class 2	26,922	1,105	207,902	8,706	(320,327)	(13,108)	(85,503)	(3,297)
Class 3	526	21	1,473	61	(1,675)	(69)	324	13
Class 4	411,381	17,039	306,992	12,975	(312,917)	(12,896)	405,456	17,118
Total net increase (decrease)	$516,151	21,289	$1,276,341	53,081	$(1,662,726)	(67,484)	$129,766	6,886
Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)
Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

American Funds Global Balanced Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$2,027	162	$485	38	$(5,427)	(430)	$(2,915)	(230)
Class 1A	86	7	13	1	(227)	(17)	(128)	(9)
Class 2	1,622	130	721	57	(11,544)	(920)	(9,201)	(733)
Class 4	8,164	659	577	46	(7,408)	(598)	1,333	107
Total net increase (decrease)	$11,899	958	$1,796	142	$(24,606)	(1,965)	$(10,911)	(865)
Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198
The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$595,645	63,533	$48,579	5,162	$(403,488)	(42,951)	$240,736	25,744
Class 1A	18,171	1,943	1,353	145	(64,102)	(6,883)	(44,578)	(4,795)
Class 2	66,146	7,142	18,656	2,013	(117,606)	(12,696)	(32,804)	(3,541)
Class 4	145,085	15,770	6,606	717	(42,689)	(4,635)	109,002	11,852
Total net increase (decrease)	$825,047	88,388	$75,194	8,037	$(627,885)	(67,165)	$272,356	29,260
Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480
Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$27,413	2,783	$1,932	196	$(35,609)	(3,610)	$(6,264)	(631)
Class 1A	36,344	3,728	122	12	(629)	(64)	35,837	3,676
Class 2	67,843	6,954	574	59	(66,333)	(6,796)	2,084	217
Class 4	5,705	596	—	—	(3,613)	(378)	2,092	218
Total net increase (decrease)	$137,305	14,061	$2,628	267	$(106,184)	(10,848)	$33,749	3,480
Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)
Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

American High-Income Trust
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$5,678	623	$2,559	279	$(10,564)	(1,163)	$(2,327)	(261)
Class 1A	415	46	33	3	(228)	(25)	220	24
Class 2	7,238	816	5,988	670	(31,812)	(3,583)	(18,586)	(2,097)
Class 3	68	7	89	10	(666)	(73)	(509)	(56)
Class 4	44,496	4,502	1,188	119	(30,453)	(3,094)	15,231	1,527
Total net increase (decrease)	$57,895	5,994	$9,857	1,081	$(73,723)	(7,938)	$(5,971)	(863)
Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99
American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$115	12	$136	15	$(145)	(16)	$106	11
Class 1A	441	48	18	2	(80)	(8)	379	42
Class 2	1,859	203	341	37	(2,244)	(245)	(44)	(5)
Class 4	6,219	686	360	40	(2,298)	(254)	4,281	472
Total net increase (decrease)	$8,634	949	$855	94	$(4,767)	(523)	$4,722	520
Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014
Refer to the end of the tables for footnotes.

321	American Funds Insurance Series

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$9,814	854	$368	32	$(12,283)	(1,064)	$(2,101)	(178)
Class 1A	—	—	1	1	—	—	1	1
Class 2	28,923	2,603	2,445	220	(45,277)	(4,082)	(13,909)	(1,259)
Class 3	2	— †	36	3	(432)	(38)	(394)	(35)
Class 4	6,619	592	449	40	(13,658)	(1,226)	(6,590)	(594)
Total net increase (decrease)	$45,358	4,049	$3,299	296	$(71,650)	(6,410)	$(22,993)	(2,065)
Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175	$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	— †	—	—	109	9
Class 2	49,580	4,448	12,823	1,169	(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17	(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229	(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590	$(175,828)	(15,651)	$(60,048)	(5,330)
U.S. Government Securities Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class 1	$30,407	3,120	$1,747	180	$(26,853)	(2,757)	$5,301	543
Class 1A	209,387	21,674	1,537	159	(2,087)	(215)	208,837	21,618
Class 2	58,108	6,044	7,184	748	(61,637)	(6,412)	3,655	380
Class 3	680	69	34	3	(1,355)	(138)	(641)	(66)
Class 4	24,266	2,530	1,165	122	(20,622)	(2,155)	4,809	497
Total net increase (decrease)	$322,848	33,437	$11,667	1,212	$(112,554)	(11,677)	$221,961	22,972
Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712
Managed Risk Growth Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$440	38	$93	8	$(1,460)	(127)	$(927)	(81)
Class P2	3,809	343	2,326	197	(52,432)	(4,584)	(46,297)	(4,044)
Total net increase (decrease)	$4,249	381	$2,419	205	$(53,892)	(4,711)	$(47,224)	(4,125)
Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059
Refer to the end of the tables for footnotes.

American Funds Insurance Series	322

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$24	3	$29	3	$(161)	(18)	$(108)	(12)
Class P2	880	104	1,532	174	(9,100)	(1,049)	(6,688)	(771)
Total net increase (decrease)	$904	107	$1,561	177	$(9,261)	(1,067)	$(6,796)	(783)
Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255
Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$168	16	$43	4	$(345)	(32)	$(134)	(12)
Class P2	4,327	397	5,105	463	(27,413)	(2,515)	(17,981)	(1,655)
Total net increase (decrease)	$4,495	413	$5,148	467	$(27,758)	(2,547)	$(18,115)	(1,667)
Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145
Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$4,702	363	$51,520	3,857	$(164,599)	(12,385)	$(108,377)	(8,165)
Class P2	1,309	102	7,387	557	(26,043)	(1,978)	(17,347)	(1,319)
Total net increase (decrease)	$6,011	465	$58,907	4,414	$(190,642)	(14,363)	$(125,724)	(9,484)
Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576
Refer to the end of the tables for footnotes.

323	American Funds Insurance Series

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class P1	$472	38	$317	26	$(941)	(78)	$(152)	(14)
Class P2	11,099	933	65,045	5,425	(198,294)	(16,553)	(122,150)	(10,195)
Total net increase (decrease)	$11,571	971	$65,362	5,451	$(199,235)	(16,631)	$(122,302)	(10,209)
Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.
11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$2,171,432	$603,099	$5,478,826	$1,185,376	$1,122,268	$1,917,097
Sales of investment securities*	2,616,615	710,448	7,461,210	1,648,919	1,188,340	2,472,766
Non-U.S. taxes paid on dividend income	3,274	3,233	4,735	6,702	3,443	1,195
Non-U.S. taxes paid on interest income	—	25	—	—	40	—
Non-U.S. taxes paid on realized gains	—	3,480	—	11,482	7,010	—
Non-U.S. taxes provided on unrealized appreciation	5,454	19,474	—	31,391	18,548	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund
Purchases of investment securities*	$284,998	$13,366,582	$56,142	$729,369	$18,382,702	$299,957
Sales of investment securities*	401,668	15,329,297	77,715	694,236	17,874,428	292,946
Non-U.S. taxes paid on dividend income	1,012	4,101	555	1,177	3,741	226
Non-U.S. taxes paid on interest income	—	16	1	—	—	4
Non-U.S. taxes paid (refunded) on realized gains	201	(581)	(6)	173	—	24
Non-U.S. taxes provided on unrealized appreciation	764	—	126	406	—	145

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$23,571,772	$2,374,526	$204,820	$385,936	$—	$3,035,695
Sales of investment securities*	23,330,066	2,330,992	191,372	384,712	—	2,985,384
Non-U.S. taxes paid on interest income	25	62	—	—	—	—
Non-U.S. taxes paid on realized gains	—	1	—	—	—	—
Non-U.S. taxes provided on unrealized appreciation	—	134	—	—	—	—

Refer to the end of the tables for footnote.

American Funds Insurance Series	324

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$26,366	$3,218	$11,313	$152,928	$96,569
Sales of investment securities*	69,263	12,184	32,790	260,055	191,155
*
Excludes short-term securities and U.S. government obligations, if any.
12. Ownership concentration

At June 30, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 16% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 19% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

325	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Growth Fund
Class 1:
6/30/2024[4,5]	$33.92	$.28	$4.48	$4.76	$(.22 )	$(1.07)	$(1.29)	$37.39	14.09%[6]	$3,634	.52%[7]	.41%[7]	1.56%[7]
12/31/2023	30.18	.36	6.30	6.66	(.37 )	(2.55)	(2.92)	33.92	22.91	3,418.52		.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31 )	(3.97)	(4.28)	30.18	(24.54)	3,104.53		.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26 )	(2.17)	(2.43)	45.46	16.72	4,270.55		.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21 )	(.96 )	(1.17)	41.16	30.79	3,309.56		.56	.59
12/31/2019	25.74	.32	8.60	8.92	(.41 )	(1.68)	(2.09)	32.57	35.61	2,515.56		.56	1.07
Class 1A:
6/30/2024[4,5]	33.74	.24	4.45	4.69	(.21 )	(1.07)	(1.28)	37.15	13.94 [6]	20	.77 [7]	.66 [7]	1.32 [7]
12/31/2023	30.04	.28	6.26	6.54	(.29 )	(2.55)	(2.84)	33.74	22.60	18.77		.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22 )	(3.97)	(4.19)	30.04	(24.73)	14.78		.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17 )	(2.17)	(2.34)	45.28	16.45	18.80		.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13 )	(.96 )	(1.09)	41.02	30.49	12.81		.81	.34
12/31/2019	25.69	.25	8.55	8.80	(.34 )	(1.68)	(2.02)	32.47	35.22	8.81		.81	.83
Class 2:
6/30/2024[4,5]	33.44	.23	4.43	4.66	(.21 )	(1.07)	(1.28)	36.82	13.98 [6]	3,714	.77 [7]	.66 [7]	1.31 [7]
12/31/2023	29.79	.28	6.21	6.49	(.29 )	(2.55)	(2.84)	33.44	22.60	3,522.77		.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22 )	(3.97)	(4.19)	29.79	(24.74)	3,234.78		.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15 )	(2.17)	(2.32)	44.94	16.42	4,559.80		.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12 )	(.96 )	(1.08)	40.72	30.47	4,387.81		.81	.34
12/31/2019	25.50	.24	8.51	8.75	(.33 )	(1.68)	(2.01)	32.24	35.28	3,895.81		.81	.83
Class 4:
6/30/2024[4,5]	33.08	.19	4.36	4.55	(.19 )	(1.07)	(1.26)	36.37	13.83 [6]	866	1.02 [7]	.91 [7]	1.08 [7]
12/31/2023	29.51	.20	6.14	6.34	(.22 )	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14 )	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09 )	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05 )	(.96 )	(1.01)	40.45	30.17	533	1.06	1.06	.09
12/31/2019	25.39	.17	8.45	8.62	(.28 )	(1.68)	(1.96)	32.05	34.87	382	1.06	1.06	.57
Refer to the end of the tables for footnotes.

American Funds Insurance Series	326

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Global Small Capitalization Fund
Class 1:
6/30/2024[4,5]	$18.57	$.09	$.01	$.10	$(.15 )	$(.65 )	$(.80 )	$17.87	.59%[6]	$967	.70%[7]	.68%[7]	.99%[7]
12/31/2023	16.22	.11	2.53	2.64	(.08 )	(.21 )	(.29 )	18.57	16.45	1,001.70		.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916.72		.69	.24
12/31/2021	32.64	(.02 )	2.32	2.30	—	(.77 )	(.77 )	34.17	6.98	1,707.74		.74	(.07 )
12/31/2020	26.80	(.01 )	7.49	7.48	(.05 )	(1.59)	(1.64)	32.64	30.04	2,391.75		.75	(.06 )
12/31/2019	21.75	.12	6.61	6.73	(.10 )	(1.58)	(1.68)	26.80	31.84	2,050.75		.75	.48
Class 1A:
6/30/2024[4,5]	18.31	.07	— [8]	.07	(.14 )	(.65 )	(.79 )	17.59	.45 [6]	5	.95 [7]	.93 [7]	.74 [7]
12/31/2023	16.00	.06	2.50	2.56	(.04 )	(.21 )	(.25 )	18.31	16.15	5.95		.90	.38
12/31/2022	33.93	— [8]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4.97		.94	— [9]
12/31/2021	32.49	(.07 )	2.28	2.21	—	(.77 )	(.77 )	33.93	6.73	5.99		.99	(.21 )
12/31/2020	26.74	(.09 )	7.48	7.39	(.05 )	(1.59)	(1.64)	32.49	29.72	1.99		.99	(.33 )
12/31/2019	21.71	.05	6.61	6.66	(.05 )	(1.58)	(1.63)	26.74	31.56	1.99		.99	.22
Class 2:
6/30/2024[4,5]	17.50	.06	.01	.07	(.14 )	(.65 )	(.79 )	16.78	.47 [6]	1,788	.95 [7]	.93 [7]	.74 [7]
12/31/2023	15.30	.06	2.39	2.45	(.04 )	(.21 )	(.25 )	17.50	16.17	1,879.95		.90	.38
12/31/2022	32.94	— [8]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762.97		.94	— [9]
12/31/2021	31.56	(.10 )	2.25	2.15	—	(.77 )	(.77 )	32.94	6.74	2,521.99		.99	(.30 )
12/31/2020	26.02	(.08 )	7.25	7.17	(.04 )	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31 )
12/31/2019	21.16	.05	6.43	6.48	(.04 )	(1.58)	(1.62)	26.02	31.52	2,363	1.00	1.00	.22
Class 4:
6/30/2024[4,5]	17.46	.04	.02	.06	(.14 )	(.65 )	(.79 )	16.73	.37 [6]	296	1.20 [7]	1.18 [7]	.49 [7]
12/31/2023	15.28	.02	2.37	2.39	— [8]	(.21 )	(.21 )	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05 )	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25 )
12/31/2021	31.67	(.18 )	2.24	2.06	—	(.77 )	(.77 )	32.96	6.43	344	1.24	1.24	(.53 )
12/31/2020	26.16	(.14 )	7.27	7.13	(.03 )	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56 )
12/31/2019	21.28	(.01 )	6.47	6.46	— [8]	(1.58)	(1.58)	26.16	31.24	206	1.25	1.25	(.04 )
Refer to the end of the tables for footnotes.

327	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth Fund
Class 1:
6/30/2024[4,5]	$99.44	$.24	$15.78	$16.02	$(.22 )	$(2.59)	$(2.81)	$112.65	16.23%[6]	$19,612	.34%[7]	.44%[7]
12/31/2023	76.29	.57	28.16	28.73	(.54 )	(5.04)	(5.58)	99.44	38.81	17,382.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53 )	(14.31)	(14.84)	76.29	(29.75)	13,660.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58 )	(16.81)	(17.39)	127.58	22.30	19,783.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53 )	(2.18)	(2.71)	120.22	52.45	15,644.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76 )	(8.44)	(9.20)	81.22	31.11	10,841.35		1.09
Class 1A:
6/30/2024[4,5]	98.46	.10	15.61	15.71	(.18 )	(2.59)	(2.77)	111.40	16.07 [6]	330	.59 [7]	.19 [7]
12/31/2023	75.61	.35	27.88	28.23	(.34 )	(5.04)	(5.38)	98.46	38.47	280.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38 )	(14.31)	(14.69)	75.61	(29.93)	187.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35 )	(16.81)	(17.16)	126.70	21.97	121.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40 )	(2.18)	(2.58)	119.59	52.07	60.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61 )	(8.44)	(9.05)	80.92	30.79	18.60		.85
Class 2:
6/30/2024[4,5]	98.20	.10	15.57	15.67	(.18 )	(2.59)	(2.77)	111.10	16.07 [6]	19,296	.59 [7]	.19 [7]
12/31/2023	75.41	.35	27.80	28.15	(.32 )	(5.04)	(5.36)	98.20	38.49	17,879.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29 )	(14.31)	(14.60)	75.41	(29.94)	14,452.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27 )	(16.81)	(17.08)	126.28	21.97	21,986.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29 )	(2.18)	(2.47)	119.18	52.10	20,594.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57 )	(8.44)	(9.01)	80.57	30.77	15,885.60		.83
Class 3:
6/30/2024[4,5]	100.54	.14	15.95	16.09	(.19 )	(2.59)	(2.78)	113.85	16.12 [6]	259	.52 [7]	.26 [7]
12/31/2023	77.09	.42	28.45	28.87	(.38 )	(5.04)	(5.42)	100.54	38.56	236.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35 )	(14.31)	(14.66)	77.09	(29.89)	188.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35 )	(16.81)	(17.16)	128.68	22.07	302.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35 )	(2.18)	(2.53)	121.13	52.20	279.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62 )	(8.44)	(9.06)	81.84	30.86	213.53		.90
Class 4:
6/30/2024[4,5]	95.70	(.03 )	15.16	15.13	(.15 )	(2.59)	(2.74)	108.09	15.93 [6]	4,338	.84 [7]	(.06 )[7]
12/31/2023	73.64	.13	27.12	27.25	(.15 )	(5.04)	(5.19)	95.70	38.13	3,522.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09 )	(14.31)	(14.40)	73.64	(30.11)	2,409.85		.14
12/31/2021	117.24	(.15 )	23.59	23.44	(.08 )	(16.81)	(16.89)	123.79	21.69	3,214.84		(.13 )
12/31/2020	79.41	(.04 )	40.24	40.20	(.19 )	(2.18)	(2.37)	117.24	51.71	2,347.85		(.04 )
12/31/2019	68.64	.44	19.19	19.63	(.42 )	(8.44)	(8.86)	79.41	30.44	1,513.85		.59
Refer to the end of the tables for footnotes.

American Funds Insurance Series	328

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Fund
Class 1:
6/30/2024[4,5]	$17.50	$.15	$1.14	$1.29	$(.05 )	$—	$(.05 )	$18.74	7.35%[6]	$3,345	.52%[7]	1.70%[7]
12/31/2023	15.31	.25	2.20	2.45	(.26 )	—	(.26 )	17.50	16.12	3,353.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34 )	(2.60)	(2.94)	15.31	(20.57)	3,157.54		1.95
12/31/2021	23.64	.38	(.67 )	(.29 )	(.65 )	—	(.65 )	22.70	(1.23)	4,747.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18 )	—	(.18 )	23.64	14.28	5,652.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34 )	(.50 )	(.84 )	20.86	23.21	5,353.54		1.54
Class 1A:
6/30/2024[4,5]	17.41	.13	1.12	1.25	(.04 )	—	(.04 )	18.62	7.23 [6]	12	.77 [7]	1.46 [7]
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.85	12.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30 )	(2.60)	(2.90)	15.23	(20.80)	10.79		1.73
12/31/2021	23.55	.33	(.67 )	(.34 )	(.60 )	—	(.60 )	22.61	(1.47)	12.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14 )	—	(.14 )	23.55	13.96	10.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29 )	(.50 )	(.79 )	20.80	22.90	7.79		1.27
Class 2:
6/30/2024[4,5]	17.41	.13	1.13	1.26	(.04 )	—	(.04 )	18.63	7.23 [6]	3,437	.77 [7]	1.46 [7]
12/31/2023	15.23	.21	2.19	2.40	(.22 )	—	(.22 )	17.41	15.84	3,382.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30 )	(2.60)	(2.90)	15.23	(20.79)	3,164.79		1.71
12/31/2021	23.54	.33	(.68 )	(.35 )	(.59 )	—	(.59 )	22.60	(1.49)	4,190.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13 )	—	(.13 )	23.54	13.97	4,481.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29 )	(.50 )	(.79 )	20.78	22.88	4,311.79		1.29
Class 3:
6/30/2024[4,5]	17.56	.14	1.13	1.27	(.04 )	—	(.04 )	18.79	7.24 [6]	16	.70 [7]	1.52 [7]
12/31/2023	15.35	.22	2.22	2.44	(.23 )	—	(.23 )	17.56	15.99	17.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31 )	(2.60)	(2.91)	15.35	(20.76)	16.72		1.78
12/31/2021	23.69	.34	(.67 )	(.33 )	(.60 )	—	(.60 )	22.76	(1.39)	21.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14 )	—	(.14 )	23.69	14.00	25.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30 )	(.50 )	(.80 )	20.92	23.05	25.72		1.37
Class 4:
6/30/2024[4,5]	17.13	.11	1.10	1.21	(.03 )	—	(.03 )	18.31	7.14 [6]	444	1.02 [7]	1.22 [7]
12/31/2023	14.99	.16	2.16	2.32	(.18 )	—	(.18 )	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26 )	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67 )	(.40 )	(.54 )	—	(.54 )	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09 )	—	(.09 )	23.25	13.66	423	1.05	.21
12/31/2019	17.40	.20	3.69	3.89	(.25 )	(.50 )	(.75 )	20.54	22.67	379	1.04	1.03
Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
New World Fund
Class 1:
6/30/2024[4,5]	$25.48	$.27	$1.50	$1.77	$(.11 )	$(.12 )	$(.23 )	$27.02	6.96%[6]	$1,916	.64%[7]	.57%[7]	2.04%[7]
12/31/2023	22.30	.40	3.19	3.59	(.41 )	—	(.41 )	25.48	16.22	1,778.64		.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39 )	(2.34)	(2.73)	22.30	(21.86)	1,610.68		.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36 )	(1.07)	(1.43)	31.83	5.16	2,443.74		.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06 )	(.27 )	(.33 )	31.59	23.89	2,309.76		.64	.58
12/31/2019	20.98	.28	5.79	6.07	(.29 )	(.92 )	(1.21)	25.84	29.47	2,129.76		.76	1.18
Class 1A:
6/30/2024[4,5]	25.36	.23	1.50	1.73	(.10 )	(.12 )	(.22 )	26.87	6.83 [6]	10	.89 [7]	.82 [7]	1.78 [7]
12/31/2023	22.19	.33	3.20	3.53	(.36 )	—	(.36 )	25.36	15.98	10.89		.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32 )	(2.34)	(2.66)	22.19	(22.09)	9.93		.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24 )	(1.07)	(1.31)	31.70	4.90	12.99		.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03 )	(.27 )	(.30 )	31.43	23.63	18	1.01	.87	.26
12/31/2019	20.92	.22	5.76	5.98	(.24 )	(.92 )	(1.16)	25.74	29.11	4	1.01	1.01	.92
Class 2:
6/30/2024[4,5]	25.17	.23	1.48	1.71	(.10 )	(.12 )	(.22 )	26.66	6.81 [6]	827	.89 [7]	.82 [7]	1.79 [7]
12/31/2023	22.02	.33	3.17	3.50	(.35 )	—	(.35 )	25.17	15.99	803.89		.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32 )	(2.34)	(2.66)	22.02	(22.10)	764.93		.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28 )	(1.07)	(1.35)	31.48	4.92	1,086.99		.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02 )	(.27 )	(.29 )	31.25	23.58	1,109	1.01	.89	.34
12/31/2019	20.79	.22	5.73	5.95	(.23 )	(.92 )	(1.15)	25.59	29.15	981	1.01	1.01	.93
Class 4:
6/30/2024[4,5]	24.95	.20	1.46	1.66	(.09 )	(.12 )	(.21 )	26.40	6.70 [6]	814	1.14 [7]	1.07 [7]	1.54 [7]
12/31/2023	21.84	.27	3.14	3.41	(.30 )	—	(.30 )	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27 )	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21 )	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01 )	(.27 )	(.28 )	31.04	23.29	807	1.26	1.14	.08
12/31/2019	20.71	.16	5.70	5.86	(.18 )	(.92 )	(1.10)	25.47	28.82	646	1.26	1.26	.67
Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Washington Mutual Investors Fund
Class 1:
6/30/2024[4,5]	$14.49	$.14	$1.51	$1.65	$(.06 )	$(.13 )	$(.19 )	$15.95	11.44%[6]	$6,285	.41%[7]	.25%[7]	1.88%[7]
12/31/2023	12.69	.28	1.92	2.20	(.28 )	(.12 )	(.40 )	14.49	17.66	6,020.41		.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30 )	(3.72)	(4.02)	12.69	(8.28)	5,507.41		.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28 )	—	(.28 )	18.09	28.12	6,766.42		.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26 )	(.15 )	(.41 )	14.35	9.04	5,684.43		.43	2.00
12/31/2019	12.38	.30	2.25	2.55	(.30 )	(1.07)	(1.37)	13.56	21.66	5,559.42		.42	2.28
Class 1A:
6/30/2024[4,5]	14.43	.12	1.51	1.63	(.06 )	(.13 )	(.19 )	15.87	11.30 [6]	26	.66 [7]	.50 [7]	1.64 [7]
12/31/2023	12.61	.23	1.92	2.15	(.21 )	(.12 )	(.33 )	14.43	17.29	23.66		.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23 )	(3.72)	(3.95)	12.61	(8.45)	64.66		.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26 )	—	(.26 )	17.96	27.70	169.67		.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24 )	(.15 )	(.39 )	14.28	8.79	25.67		.67	1.78
12/31/2019	12.35	.26	2.24	2.50	(.27 )	(1.07)	(1.34)	13.51	21.35	9.67		.67	2.03
Class 2:
6/30/2024[4,5]	14.21	.12	1.49	1.61	(.06 )	(.13 )	(.19 )	15.63	11.34 [6]	3,005	.66 [7]	.50 [7]	1.63 [7]
12/31/2023	12.46	.24	1.88	2.12	(.25 )	(.12 )	(.37 )	14.21	17.29	2,899.66		.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26 )	(3.72)	(3.98)	12.46	(8.45)	2,775.66		.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24 )	—	(.24 )	17.83	27.78	3,426.67		.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22 )	(.15 )	(.37 )	14.15	8.68	3,082.68		.68	1.75
12/31/2019	12.24	.26	2.22	2.48	(.26 )	(1.07)	(1.33)	13.39	21.38	3,093.67		.67	2.03
Class 4:
6/30/2024[4,5]	14.06	.10	1.47	1.57	(.05 )	(.13 )	(.18 )	15.45	11.21 [6]	1,551	.91 [7]	.75 [7]	1.39 [7]
12/31/2023	12.34	.20	1.86	2.06	(.22 )	(.12 )	(.34 )	14.06	16.97	1,344.91		.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24 )	(3.72)	(3.96)	12.34	(8.69)	1,098.91		.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21 )	—	(.21 )	17.71	27.51	1,104.92		.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20 )	(.15 )	(.35 )	14.06	8.47	788.93		.93	1.51
12/31/2019	12.19	.23	2.20	2.43	(.24 )	(1.07)	(1.31)	13.31	21.03	621.92		.92	1.78
Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Growth and Income Fund
Class 1:
6/30/2024[4,5]	$13.85	$.15	$1.23	$1.38	$(.06 )	$—	$(.06 )	$15.17	10.00%[6]	$594	.52%[7]	.41%[7]	2.12%[7]
12/31/2023	11.67	.27	2.19	2.46	(.28 )	—	(.28 )	13.85	21.22	579.52		.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34 )	(3.45)	(3.79)	11.67	(17.13)	548.57		.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33 )	(.40 )	(.73 )	18.42	15.03	812.63		.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23 )	(.38 )	(.61 )	16.67	9.03	657.66		.66	1.49
12/31/2019	13.02	.31	3.67	3.98	(.32 )	(.76 )	(1.08)	15.92	31.39	625.65		.65	2.08
Class 1A:
6/30/2024[4,5]	13.77	.14	1.22	1.36	(.06 )	—	(.06 )	15.07	9.87 [6]	8	.77 [7]	.66 [7]	1.90 [7]
12/31/2023	11.61	.23	2.18	2.41	(.25 )	—	(.25 )	13.77	20.87	7.77		.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31 )	(3.45)	(3.76)	11.61	(17.29)	6.82		.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31 )	(.40 )	(.71 )	18.34	14.71	7.88		.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.62	8.78	2.90		.90	1.23
12/31/2019	13.00	.26	3.68	3.94	(.30 )	(.76 )	(1.06)	15.88	31.04	2.90		.90	1.77
Class 2:
6/30/2024[4,5]	13.81	.14	1.23	1.37	(.06 )	—	(.06 )	15.12	9.91 [6]	1,052	.77 [7]	.66 [7]	1.87 [7]
12/31/2023	11.64	.23	2.18	2.41	(.24 )	—	(.24 )	13.81	20.88	1,040.77		.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31 )	(3.45)	(3.76)	11.64	(17.33)	983.82		.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29 )	(.40 )	(.69 )	18.38	14.78	1,340.88		.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19 )	(.38 )	(.57 )	16.63	8.73	1,349.91		.91	1.23
12/31/2019	12.99	.27	3.68	3.95	(.29 )	(.76 )	(1.05)	15.89	31.14	1,366.90		.90	1.84
Class 4:
6/30/2024[4,5]	13.46	.12	1.19	1.31	(.05 )	—	(.05 )	14.72	9.76 [6]	255	1.02 [7]	.91 [7]	1.63 [7]
12/31/2023	11.35	.19	2.14	2.33	(.22 )	—	(.22 )	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28 )	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26 )	(.40 )	(.66 )	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16 )	(.38 )	(.54 )	16.35	8.55	166	1.16	1.16	.97
12/31/2019	12.81	.23	3.61	3.84	(.26 )	(.76 )	(1.02)	15.63	30.73	145	1.15	1.15	1.56
Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Growth-Income Fund
Class 1:
6/30/2024[4,5]	$59.26	$.43	$7.95	$8.38	$(.20 )	$(2.95)	$(3.15)	$64.49	14.32%[6]	$23,840	.28%[7]	1.37%[7]
12/31/2023	50.21	.86	11.96	12.82	(.88 )	(2.89)	(3.77)	59.26	26.47	22,319.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83 )	(5.66)	(6.49)	50.21	(16.28)	19,692.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86 )	(.60 )	(1.46)	67.35	24.42	25,507.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80 )	(1.30)	(2.10)	55.38	13.81	22,903.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92 )	(5.16)	(6.08)	50.71	26.46	21,057.29		2.05
Class 1A:
6/30/2024[4,5]	58.88	.35	7.90	8.25	(.18 )	(2.95)	(3.13)	64.00	14.18 [6]	40	.53 [7]	1.12 [7]
12/31/2023	49.93	.72	11.87	12.59	(.75 )	(2.89)	(3.64)	58.88	26.12	35.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70 )	(5.66)	(6.36)	49.93	(16.48)	28.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74 )	(.60 )	(1.34)	67.02	24.08	32.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70 )	(1.30)	(2.00)	55.16	13.55	16.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83 )	(5.16)	(5.99)	50.54	26.14	11.54		1.82
Class 2:
6/30/2024[4,5]	58.30	.35	7.81	8.16	(.18 )	(2.95)	(3.13)	63.33	14.16 [6]	13,671	.53 [7]	1.12 [7]
12/31/2023	49.46	.72	11.75	12.47	(.74 )	(2.89)	(3.63)	58.30	26.14	12,894.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69 )	(5.66)	(6.35)	49.46	(16.50)	11,508.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70 )	(.60 )	(1.30)	66.44	24.10	15,319.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67 )	(1.30)	(1.97)	54.66	13.54	14,012.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80 )	(5.16)	(5.96)	50.08	26.14	13,586.53		1.80
Class 3:
6/30/2024[4,5]	59.40	.38	7.96	8.34	(.18 )	(2.95)	(3.13)	64.61	14.21 [6]	152	.46 [7]	1.19 [7]
12/31/2023	50.33	.77	11.97	12.74	(.78 )	(2.89)	(3.67)	59.40	26.23	142.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73 )	(5.66)	(6.39)	50.33	(16.43)	125.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74 )	(.60 )	(1.34)	67.48	24.18	166.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70 )	(1.30)	(2.00)	55.49	13.60	154.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84 )	(5.16)	(6.00)	50.81	26.24	156.46		1.87
Class 4:
6/30/2024[4,5]	57.34	.27	7.67	7.94	(.16 )	(2.95)	(3.11)	62.17	14.02 [6]	2,405	.78 [7]	.88 [7]
12/31/2023	48.72	.57	11.57	12.14	(.63 )	(2.89)	(3.52)	57.34	25.82	2,062.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57 )	(5.66)	(6.23)	48.72	(16.70)	1,630.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58 )	(.60 )	(1.18)	65.57	23.80	1,928.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57 )	(1.30)	(1.87)	53.99	13.25	1,407.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71 )	(5.16)	(5.87)	49.52	25.86	1,216.79		1.56
Refer to the end of the tables for footnotes.

333	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
International Growth and Income Fund
Class 1:
6/30/2024[4,5]	$10.10	$.18	$.42	$.60	$(.06 )	$—	$(.06 )	$10.64	5.88%[6]	$16	.56%[7]	.56%[7]	3.52%[7]
12/31/2023	8.94	.27	1.15	1.42	(.26 )	—	(.26 )	10.10	16.08	15.56		.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28 )	(7.70)	(7.98)	8.94	(15.00)	13.64		.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46 )	—	(.46 )	19.62	5.64	30.67		.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29 )	—	(.29 )	19.01	6.24	1,120.68		.68	1.70
12/31/2019	15.35	.46	3.03	3.49	(.47 )	(.19 )	(.66 )	18.18	23.06	1,140.66		.66	2.73
Class 1A:
6/30/2024[4,5]	9.83	.16	.40	.56	(.05 )	—	(.05 )	10.34	5.70 [6]	6	.81 [7]	.81 [7]	3.21 [7]
12/31/2023	8.70	.24	1.13	1.37	(.24 )	—	(.24 )	9.83	15.92	6.81		.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29 )	(7.70)	(7.99)	8.70	(15.31)	5.88		.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60 )	—	(.60 )	19.39	5.39	6.94		.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25 )	—	(.25 )	18.97	5.98	3.93		.93	1.38
12/31/2019	15.33	.41	3.04	3.45	(.44 )	(.19 )	(.63 )	18.15	22.76	2.91		.91	2.41
Class 2:
6/30/2024[4,5]	9.82	.16	.41	.57	(.05 )	—	(.05 )	10.34	5.81 [6]	158	.81 [7]	.81 [7]	3.24 [7]
12/31/2023	8.70	.24	1.12	1.36	(.24 )	—	(.24 )	9.82	15.76	165.81		.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29 )	(7.70)	(7.99)	8.70	(15.25)	162.88		.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58 )	—	(.58 )	19.38	5.37	211.93		.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25 )	—	(.25 )	18.95	6.01	221.93		.93	1.43
12/31/2019	15.30	.42	3.02	3.44	(.43 )	(.19 )	(.62 )	18.12	22.76	257.91		.91	2.49
Class 4:
6/30/2024[4,5]	9.67	.15	.39	.54	(.05 )	—	(.05 )	10.16	5.55 [6]	150	1.06 [7]	1.06 [7]	3.02 [7]
12/31/2023	8.56	.21	1.12	1.33	(.22 )	—	(.22 )	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26 )	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54 )	—	(.54 )	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21 )	—	(.21 )	18.82	5.73	112	1.18	1.18	1.19
12/31/2019	15.22	.37	3.01	3.38	(.40 )	(.19 )	(.59 )	18.01	22.47	101	1.16	1.16	2.18
Refer to the end of the tables for footnotes.

American Funds Insurance Series	334

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Income Builder
Class 1:
6/30/2024[4,5]	$11.63	$.23	$.30	$.53	$(.16 )	$—	$(.16 )	$12.00	4.53%[6]	$692	.40%[7]	.27%[7]	3.91%[7]
12/31/2023	10.99	.41	.59	1.00	(.36 )	—	(.36 )	11.63	9.28	660.40		.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84 )	(.34 )	—	(.34 )	10.99	(6.90)	586.44		.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35 )	—	(.35 )	12.17	15.31	563.53		.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32 )	—	(.32 )	10.87	4.64	621.53		.35	3.07
12/31/2019	9.37	.32	1.36	1.68	(.32 )	—	(.32 )	10.73	18.16	533.53		.53	3.17
Class 1A:
6/30/2024[4,5]	11.62	.21	.29	.50	(.14 )	—	(.14 )	11.98	4.32 [6]	11	.65 [7]	.52 [7]	3.66 [7]
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	10.65		.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85 )	(.32 )	—	(.32 )	10.98	(7.06)	10.69		.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32 )	—	(.32 )	12.15	14.95	10.78		.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30 )	—	(.30 )	10.86	4.38	6.78		.60	2.81
12/31/2019	9.36	.29	1.37	1.66	(.30 )	—	(.30 )	10.72	17.90	6.78		.78	2.84
Class 2:
6/30/2024[4,5]	11.62	.21	.30	.51	(.14 )	—	(.14 )	11.99	4.41 [6]	16	.65 [7]	.52 [7]	3.66 [7]
12/31/2023	10.98	.38	.59	.97	(.33 )	—	(.33 )	11.62	9.01	15.65		.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86 )	(.32 )	—	(.32 )	10.98	(7.13)	13.69		.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32 )	—	(.32 )	12.16	14.94	13.78		.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30 )	—	(.30 )	10.87	4.48	8.78		.60	2.83
12/31/2019	9.36	.30	1.35	1.65	(.29 )	—	(.29 )	10.72	17.89	6.78		.78	2.91
Class 4:
6/30/2024[4,5]	11.60	.20	.30	.50	(.13 )	—	(.13 )	11.97	4.29 [6]	591	.90 [7]	.77 [7]	3.40 [7]
12/31/2023	10.96	.35	.59	.94	(.30 )	—	(.30 )	11.60	8.75	566.90		.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89 )	(.29 )	—	(.29 )	10.96	(7.37)	530.94		.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29 )	—	(.29 )	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27 )	—	(.27 )	10.85	4.11	462	1.03	.85	2.55
12/31/2019	9.35	.27	1.36	1.63	(.27 )	—	(.27 )	10.71	17.62	454	1.03	1.03	2.68
Refer to the end of the tables for footnotes.

335	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Asset Allocation Fund
Class 1:
6/30/2024[4,5]	$23.86	$.30	$1.96	$2.26	$(.13 )	$(1.10)	$(1.23)	$24.89	9.59%[6]	$16,051	.30%[7]	2.39%[7]
12/31/2023	22.20	.57	2.54	3.11	(.56 )	(.89 )	(1.45)	23.86	14.55	15,555.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51 )	(2.65)	(3.16)	22.20	(13.19)	15,138.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50 )	(.94 )	(1.44)	29.08	15.40	18,836.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46 )	(.11 )	(.57 )	26.50	12.71	19,238.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50 )	(1.19)	(1.69)	24.05	21.54	17,730.29		2.21
Class 1A:
6/30/2024[4,5]	23.74	.26	1.95	2.21	(.12 )	(1.10)	(1.22)	24.73	9.42 [6]	34	.55 [7]	2.15 [7]
12/31/2023	22.10	.51	2.53	3.04	(.51 )	(.89 )	(1.40)	23.74	14.32	32.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46 )	(2.65)	(3.11)	22.10	(13.43)	27.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45 )	(.94 )	(1.39)	28.97	15.13	24.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41 )	(.11 )	(.52 )	26.42	12.43	14.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45 )	(1.19)	(1.64)	23.99	21.19	11.54		1.95
Class 2:
6/30/2024[4,5]	23.53	.26	1.93	2.19	(.12 )	(1.10)	(1.22)	24.50	9.42 [6]	4,356	.55 [7]	2.14 [7]
12/31/2023	21.91	.50	2.52	3.02	(.51 )	(.89 )	(1.40)	23.53	14.27	4,261.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45 )	(2.65)	(3.10)	21.91	(13.41)	4,228.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43 )	(.94 )	(1.37)	28.74	15.10	5,473.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40 )	(.11 )	(.51 )	26.21	12.46	5,242.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44 )	(1.19)	(1.63)	23.79	21.23	5,154.54		1.96
Class 3:
6/30/2024[4,5]	23.90	.27	1.96	2.23	(.12 )	(1.10)	(1.22)	24.91	9.46 [6]	32	.48 [7]	2.22 [7]
12/31/2023	22.23	.53	2.55	3.08	(.52 )	(.89 )	(1.41)	23.90	14.37	30.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47 )	(2.65)	(3.12)	22.23	(13.37)	28.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45 )	(.94 )	(1.39)	29.12	15.22	36.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42 )	(.11 )	(.53 )	26.53	12.50	33.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45 )	(1.19)	(1.64)	24.08	21.30	32.47		2.02
Class 4:
6/30/2024[4,5]	23.34	.23	1.91	2.14	(.11 )	(1.10)	(1.21)	24.27	9.29 [6]	6,454	.80 [7]	1.90 [7]
12/31/2023	21.75	.44	2.49	2.93	(.45 )	(.89 )	(1.34)	23.34	14.02	5,807.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39 )	(2.65)	(3.04)	21.75	(13.66)	5,380.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37 )	(.94 )	(1.31)	28.56	14.84	6,337.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35 )	(.11 )	(.46 )	26.06	12.16	5,131.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39 )	(1.19)	(1.58)	23.67	20.92	4,493.79		1.71
Refer to the end of the tables for footnotes.

American Funds Insurance Series	336

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Global Balanced Fund
Class 1:
6/30/2024[4,5]	$12.37	$.18	$.34	$.52	$(.06 )	$—	$(.06 )	$12.83	4.23%[6]	$98	.52%[7]	.51%[7]	2.93%[7]
12/31/2023	12.55	.33	1.29	1.62	(.23 )	(1.57)	(1.80)	12.37	14.05	98.53		.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07 )	(.07 )	12.55	(14.33)	96.59		.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19 )	(.82 )	(1.01)	14.73	11.05	120.73		.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19 )	(.54 )	(.73 )	14.19	10.53	139.72		.72	1.29
12/31/2019	11.67	.24	2.17	2.41	(.20 )	(.37 )	(.57 )	13.51	20.79	134.72		.72	1.88
Class 1A:
6/30/2024[4,5]	12.30	.17	.34	.51	(.06 )	—	(.06 )	12.75	4.14 [6]	3	.77 [7]	.76 [7]	2.68 [7]
12/31/2023	12.49	.29	1.30	1.59	(.21 )	(1.57)	(1.78)	12.30	13.77	3.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	3.84		.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.83	4.98		.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16 )	(.54 )	(.70 )	14.16	10.25	3.97		.97	1.03
12/31/2019	11.65	.21	2.17	2.38	(.17 )	(.37 )	(.54 )	13.49	20.54	2.97		.97	1.63
Class 2:
6/30/2024[4,5]	12.31	.17	.33	.50	(.06 )	—	(.06 )	12.75	4.05 [6]	157	.77 [7]	.76 [7]	2.68 [7]
12/31/2023	12.49	.30	1.29	1.59	(.20 )	(1.57)	(1.77)	12.31	13.83	160.78		.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07 )	(.07 )	12.49	(14.56)	158.84		.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15 )	(.82 )	(.97 )	14.70	10.79	208.98		.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15 )	(.54 )	(.69 )	14.16	10.30	208.97		.97	1.03
12/31/2019	11.65	.21	2.16	2.37	(.17 )	(.37 )	(.54 )	13.48	20.44	207.97		.97	1.64
Class 4:
6/30/2024[4,5]	12.10	.15	.33	.48	(.05 )	—	(.05 )	12.53	4.00 [6]	134	1.02 [7]	1.01 [7]	2.44 [7]
12/31/2023	12.32	.26	1.27	1.53	(.18 )	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07 )	(.07 )	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12 )	(.82 )	(.94 )	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12 )	(.54 )	(.66 )	14.02	10.00	105	1.22	1.22	.78
12/31/2019	11.55	.18	2.14	2.32	(.14 )	(.37 )	(.51 )	13.36	20.21	94	1.22	1.22	1.37
Refer to the end of the tables for footnotes.

337	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
The Bond Fund of America
Class 1:
6/30/2024[4,5]	$9.54	$.22	$(.27 )	$(.05 )	$(.07 )	$—	$(.07 )	$9.42	(.57 )%[6]	$7,063	.39%[7]	.25%[7]	4.63%[7]
12/31/2023	9.41	.39	.09	.48	(.35 )	—	(.35 )	9.54	5.21	6,908.39		.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32 )	(.12 )	(.44 )	9.41	(12.26)	6,370.39		.20	3.09
12/31/2021	11.89	.21	(.23 )	(.02 )	(.19 )	(.47 )	(.66 )	11.21	(.14 )	8,555.39		.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27 )	(.11 )	(.38 )	11.89	9.96	6,844.40		.40	2.00
12/31/2019	10.47	.30	.71	1.01	(.31 )	—	(.31 )	11.17	9.70	6,481.39		.39	2.76
Class 1A:
6/30/2024[4,5]	9.47	.20	(.27 )	(.07 )	(.06 )	—	(.06 )	9.34	(.63 )[6]	210	.64 [7]	.50 [7]	4.37 [7]
12/31/2023	9.35	.37	.08	.45	(.33 )	—	(.33 )	9.47	4.89	258.64		.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31 )	(.12 )	(.43 )	9.35	(12.49)	220.64		.45	3.15
12/31/2021	11.84	.18	(.23 )	(.05 )	(.16 )	(.47 )	(.63 )	11.16	(.36 )	12.64		.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25 )	(.11 )	(.36 )	11.84	9.68	9.65		.65	1.74
12/31/2019	10.45	.27	.71	.98	(.30 )	—	(.30 )	11.13	9.36	7.64		.64	2.48
Class 2:
6/30/2024[4,5]	9.40	.20	(.27 )	(.07 )	(.06 )	—	(.06 )	9.27	(.73 )[6]	2,807	.64 [7]	.50 [7]	4.37 [7]
12/31/2023	9.27	.36	.10	.46	(.33 )	—	(.33 )	9.40	5.02	2,879.64		.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29 )	(.12 )	(.41 )	9.27	(12.58)	2,844.64		.45	2.84
12/31/2021	11.73	.18	(.22 )	(.04 )	(.16 )	(.47 )	(.63 )	11.06	(.31 )	3,729.64		.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24 )	(.11 )	(.35 )	11.73	9.73	3,840.65		.65	1.75
12/31/2019	10.34	.27	.70	.97	(.29 )	—	(.29 )	11.02	9.36	3,561.64		.64	2.51
Class 4:
6/30/2024[4,5]	9.35	.19	(.27 )	(.08 )	(.06 )	—	(.06 )	9.21	(.87 )[6]	1,058	.89 [7]	.75 [7]	4.13 [7]
12/31/2023	9.23	.34	.09	.43	(.31 )	—	(.31 )	9.35	4.72	963.89		.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27 )	(.12 )	(.39 )	9.23	(12.75)	787.89		.70	2.61
12/31/2021	11.69	.15	(.22 )	(.07 )	(.14 )	(.47 )	(.61 )	11.01	(.59 )	891.89		.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22 )	(.11 )	(.33 )	11.69	9.38	714.90		.90	1.48
12/31/2019	10.33	.24	.70	.94	(.27 )	—	(.27 )	11.00	9.08	502.89		.89	2.25
Refer to the end of the tables for footnotes.

American Funds Insurance Series	338

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital World Bond Fund
Class 1:
6/30/2024[4,5]	$10.16	$.20	$(.55 )	$(.35 )	$(.03 )	$—	$(.03 )	$9.78	(3.45)%[6]	$634	.48%[7]	.48%[7]	4.12%[7]
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665.48		.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03 )	(.16 )	(.19 )	9.55	(17.43)	663.51		.48	2.43
12/31/2021	12.94	.25	(.85 )	(.60 )	(.24 )	(.31 )	(.55 )	11.79	(4.73)	988.60		.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18 )	(.21 )	(.39 )	12.94	10.17	1,219.59		.52	2.08
12/31/2019	11.42	.31	.61	.92	(.22 )	—	(.22 )	12.12	8.08	1,077.58		.58	2.60
Class 1A:
6/30/2024[4,5]	10.08	.20	(.56 )	(.36 )	(.03 )	—	(.03 )	9.69	(3.56)[6]	37	.73 [7]	.73 [7]	4.12 [7]
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1.73		.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02 )	(.16 )	(.18 )	9.50	(17.69)	1.76		.73	2.19
12/31/2021	12.91	.23	(.85 )	(.62 )	(.22 )	(.31 )	(.53 )	11.76	(4.88)	1.85		.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16 )	(.21 )	(.37 )	12.91	9.89	1.83		.76	1.83
12/31/2019	11.41	.28	.60	.88	(.19 )	—	(.19 )	12.10	7.75	1.83		.83	2.35
Class 2:
6/30/2024[4,5]	10.03	.19	(.55 )	(.36 )	(.01 )	—	(.01 )	9.66	(3.62)[6]	789	.73 [7]	.73 [7]	3.87 [7]
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817.73		.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02 )	(.16 )	(.18 )	9.45	(17.70)	765.76		.73	2.18
12/31/2021	12.84	.22	(.84 )	(.62 )	(.21 )	(.31 )	(.52 )	11.70	(4.92)	1,030.85		.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15 )	(.21 )	(.36 )	12.84	9.90	1,058.84		.77	1.83
12/31/2019	11.34	.28	.60	.88	(.19 )	—	(.19 )	12.03	7.77	1,002.83		.83	2.35
Class 4:
6/30/2024[4,5]	9.88	.17	(.54 )	(.37 )	—	—	—	9.51	(3.74)[6]	56	.98 [7]	.98 [7]	3.62 [7]
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57.98		.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02 )	(.16 )	(.18 )	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84 )	(.65 )	(.18 )	(.31 )	(.49 )	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13 )	(.21 )	(.34 )	12.71	9.62	61	1.09	1.02	1.58
12/31/2019	11.24	.24	.60	.84	(.16 )	—	(.16 )	11.92	7.54	49	1.08	1.08	2.09
Refer to the end of the tables for footnotes.

339	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American High-Income Trust
Class 1:
6/30/2024[4,5]	$8.94	$.31	$.05	$.36	$(.11 )	$—	$(.11 )	$9.19	3.98%[6]	$227	.44%[7]	.31%[7]	6.93%[7]
12/31/2023	8.53	.63	.43	1.06	(.65 )	—	(.65 )	8.94	12.69	223.45		.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91 )	(.75 )	—	(.75 )	8.53	(9.01)	224.47		.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46 )	—	(.46 )	10.19	8.74	278.53		.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85 )	—	(.85 )	9.80	8.21	123.52		.52	6.46
12/31/2019	9.34	.67	.52	1.19	(.66 )	—	(.66 )	9.87	12.85	525.51		.51	6.71
Class 1A:
6/30/2024[4,5]	8.90	.30	.05	.35	(.10 )	—	(.10 )	9.15	3.96 [6]	3	.69 [7]	.56 [7]	6.69 [7]
12/31/2023	8.51	.61	.41	1.02	(.63 )	—	(.63 )	8.90	12.40	3.70		.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93 )	(.72 )	—	(.72 )	8.51	(9.29)	1.72		.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44 )	—	(.44 )	10.16	8.42	1.78		.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84 )	—	(.84 )	9.78	7.94	1.78		.78	5.85
12/31/2019	9.33	.65	.51	1.16	(.63 )	—	(.63 )	9.86	12.61	1.75		.75	6.47
Class 2:
6/30/2024[4,5]	8.73	.29	.04	.33	(.10 )	—	(.10 )	8.96	3.80 [6]	529	.69 [7]	.56 [7]	6.68 [7]
12/31/2023	8.35	.59	.41	1.00	(.62 )	—	(.62 )	8.73	12.45	533.70		.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91 )	(.72 )	—	(.72 )	8.35	(9.26)	521.72		.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44 )	—	(.44 )	9.98	8.42	673.78		.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83 )	—	(.83 )	9.61	7.94	665.78		.78	5.88
12/31/2019	9.19	.64	.50	1.14	(.63 )	—	(.63 )	9.70	12.55	667.76		.76	6.45
Class 3:
6/30/2024[4,5]	8.99	.31	.04	.35	(.10 )	—	(.10 )	9.24	3.92 [6]	8	.62 [7]	.49 [7]	6.75 [7]
12/31/2023	8.58	.61	.43	1.04	(.63 )	—	(.63 )	8.99	12.54	8.63		.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93 )	(.73 )	—	(.73 )	8.58	(9.25)	9.65		.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44 )	—	(.44 )	10.24	8.60	10.71		.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84 )	—	(.84 )	9.84	7.93	10.71		.71	5.94
12/31/2019	9.38	.66	.52	1.18	(.64 )	—	(.64 )	9.92	12.70	10.69		.69	6.52
Class 4:
6/30/2024[4,5]	9.75	.32	.04	.36	(.10 )	—	(.10 )	10.01	3.68 [6]	125	.94 [7]	.81 [7]	6.43 [7]
12/31/2023	9.26	.63	.46	1.09	(.60 )	—	(.60 )	9.75	12.18	107.95		.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70 )	—	(.70 )	9.26	(9.53)	77.97		.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41 )	—	(.41 )	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81 )	—	(.81 )	10.54	7.74	69	1.03	1.03	5.58
12/31/2019	9.96	.67	.54	1.21	(.61 )	—	(.61 )	10.56	12.27	63	1.01	1.01	6.21
Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
American Funds Mortgage Fund
Class 1:
6/30/2024[4,5]	$9.44	$.24	$(.34 )	$(.10 )	$(.08 )	$—	$(.08 )	$9.26	(1.09)%[6]	$16	.35%[7]	.28%[7]	5.15%[7]
12/31/2023	9.45	.45	(.08 )	.37	(.38 )	—	(.38 )	9.44	4.03	17.41		.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15 )	—	(.15 )	9.45	(9.76)	1.45		.25	.70
12/31/2021	11.11	.06	(.09 )	(.03 )	(.08 )	(.37 )	(.45 )	10.63	(.32 )	231.49		.29	.58
12/31/2020	10.56	.10	.64	.74	(.17 )	(.02 )	(.19 )	11.11	6.98	224.48		.36	.93
12/31/2019	10.30	.24	.30	.54	(.28 )	—	(.28 )	10.56	5.30	210.47		.47	2.26
Class 1A:
6/30/2024[4,5]	9.32	.22	(.33 )	(.11 )	(.07 )	—	(.07 )	9.14	(1.14)[6]	2	.60 [7]	.53 [7]	4.90 [7]
12/31/2023	9.34	.41	(.07 )	.34	(.36 )	—	(.36 )	9.32	3.72	2.65		.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20 )	—	(.20 )	9.34	(10.03)	2.69		.54	1.91
12/31/2021	11.08	.04	(.10 )	(.06 )	(.06 )	(.37 )	(.43 )	10.59	(.47 )	2.74		.54	.33
12/31/2020	10.55	.07	.63	.70	(.15 )	(.02 )	(.17 )	11.08	6.63	1.73		.59	.61
12/31/2019	10.28	.22	.30	.52	(.25 )	—	(.25 )	10.55	5.09	1.71		.71	2.04
Class 2:
6/30/2024[4,5]	9.34	.22	(.33 )	(.11 )	(.07 )	—	(.07 )	9.16	(1.15)[6]	43	.60 [7]	.53 [7]	4.90 [7]
12/31/2023	9.36	.41	(.07 )	.34	(.36 )	—	(.36 )	9.34	3.68	44.64		.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20 )	—	(.20 )	9.36	(9.94)	46.69		.54	1.87
12/31/2021	11.09	.04	(.10 )	(.06 )	(.05 )	(.37 )	(.42 )	10.61	(.57 )	58.74		.54	.33
12/31/2020	10.54	.08	.63	.71	(.14 )	(.02 )	(.16 )	11.09	6.72	58.73		.60	.68
12/31/2019	10.28	.21	.31	.52	(.26 )	—	(.26 )	10.54	5.04	56.72		.72	2.01
Class 4:
6/30/2024[4,5]	9.23	.21	(.33 )	(.12 )	(.07 )	—	(.07 )	9.04	(1.30)[6]	49	.85 [7]	.78 [7]	4.65 [7]
12/31/2023	9.25	.38	(.06 )	.32	(.34 )	—	(.34 )	9.23	3.51	45.90		.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18 )	—	(.18 )	9.25	(10.16)	40.94		.79	1.66
12/31/2021	10.97	.01	(.09 )	(.08 )	(.03 )	(.37 )	(.40 )	10.49	(.78 )	43.99		.79	.08
12/31/2020	10.44	.04	.63	.67	(.12 )	(.02 )	(.14 )	10.97	6.38	37.98		.85	.41
12/31/2019	10.19	.18	.31	.49	(.24 )	—	(.24 )	10.44	4.80	28.97		.97	1.71
Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Ultra-Short Bond Fund
Class 1:
6/30/2024[4,5]	$11.35	$.29	$— [8]	$.29	$(.11 )	$—	$(.11 )	$11.53	2.54%[6]	$39	.29%[7]	5.16%[7]
12/31/2023	11.35	.55	.01	.56	(.56 )	—	(.56 )	11.35	4.94	40.30		4.81
12/31/2022	11.27	.17	(.01 )	.16	(.08 )	—	(.08 )	11.35	1.42	51.32		1.48
12/31/2021	11.31	(.03 )	(.01 )	(.04 )	—	—	—	11.27	(.35 )	37.37		(.28 )
12/31/2020	11.30	.02	.02	.04	(.03 )	—	(.03 )	11.31	.34	44.37		.16
12/31/2019	11.31	.22	— [8]	.22	(.23 )	—	(.23 )	11.30	1.92	30.36		1.92
Class 1A:
6/30/2024[4,5]	11.35	.28	(.01 )	.27	(.10 )	—	(.10 )	11.52	2.41 [6]	— [10]	.52 [7]	4.93 [7]
12/31/2023	11.35	.54	—	.54	(.54 )	—	(.54 )	11.35	4.79	— [10]	.53	4.69
12/31/2022	11.28	.16	(.01 )	.15	(.08 )	—	(.08 )	11.35	1.32	— [10]	.31	1.40
12/31/2021	11.31	(.03 )	— [8]	(.03 )	—	—	—	11.28	(.27 )	— [10]	.36	(.28 )
12/31/2020	11.30	.03	.01	.04	(.03 )	—	(.03 )	11.31	.32	— [10]	.35	.26
12/31/2019	11.31	.22	— [8]	.22	(.23 )	—	(.23 )	11.30	1.92	— [10]	.37	1.90
Class 2:
6/30/2024[4,5]	10.98	.27	— [8]	.27	(.10 )	—	(.10 )	11.15	2.49 [6]	262	.54 [7]	4.91 [7]
12/31/2023	11.00	.51	— [8]	.51	(.53 )	—	(.53 )	10.98	4.64	273.55		4.56
12/31/2022	10.93	.13	— [8]	.13	(.06 )	—	(.06 )	11.00	1.17	297.57		1.23
12/31/2021	10.99	(.06 )	— [8]	(.06 )	—	—	—	10.93	(.55 )	245.62		(.53 )
12/31/2020	11.01	— [8]	— [8]	— [8]	(.02 )	—	(.02 )	10.99	.03	288.62		(.05 )
12/31/2019	11.03	.18	— [8]	.18	(.20 )	—	(.20 )	11.01	1.62	230.61		1.66
Class 3:
6/30/2024[4,5]	11.13	.28	(.01 )	.27	(.10 )	—	(.10 )	11.30	2.47 [6]	4	.47 [7]	4.98 [7]
12/31/2023	11.14	.52	.01	.53	(.54 )	—	(.54 )	11.13	4.75	4.48		4.64
12/31/2022	11.07	.13	— [8]	.13	(.06 )	—	(.06 )	11.14	1.19	4.50		1.19
12/31/2021	11.12	(.05 )	— [8]	(.05 )	—	—	—	11.07	(.45 )	5.55		(.46 )
12/31/2020	11.13	— [8]	.02	.02	(.03 )	—	(.03 )	11.12	.13	4.55		.03
12/31/2019	11.14	.20	— [8]	.20	(.21 )	—	(.21 )	11.13	1.76	3.54		1.74
Class 4:
6/30/2024[4,5]	11.05	.26	— [8]	.26	(.10 )	—	(.10 )	11.21	2.33 [6]	50	.79 [7]	4.66 [7]
12/31/2023	11.05	.48	.01	.49	(.49 )	—	(.49 )	11.05	4.44	56.80		4.28
12/31/2022	11.00	.12	(.03 )	.09	(.04 )	—	(.04 )	11.05	.83	80.82		1.05
12/31/2021	11.08	(.09 )	.01	(.08 )	—	—	—	11.00	(.72 )	46.87		(.79 )
12/31/2020	11.13	(.04 )	.01	(.03 )	(.02 )	—	(.02 )	11.08	(.25 )	40.87		(.35 )
12/31/2019	11.15	.16	— [8]	.16	(.18 )	—	(.18 )	11.13	1.40	22.86		1.40
Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
U.S. Government Securities Fund
Class 1:
6/30/2024[4,5]	$9.91	$.22	$(.31 )	$(.09 )	$(.07 )	$—	$(.07 )	$9.75	(.91 )%[6]	$259	.33%[7]	.27%[7]	4.64%[7]
12/31/2023	9.99	.40	(.09 )	.31	(.39 )	—	(.39 )	9.91	3.21	257.33		.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44 )	—	(.44 )	9.99	(10.75)	242.36		.22	2.90
12/31/2021	13.04	.18	(.26 )	(.08 )	(.18 )	(1.11)	(1.29)	11.67	(.44 )	522.39		.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26 )	(.27 )	(.53 )	13.04	10.09	429.38		.38	1.21
12/31/2019	11.94	.25	.43	.68	(.28 )	—	(.28 )	12.34	5.69	1,418.37		.37	2.07
Class 1A:
6/30/2024[4,5]	9.87	.21	(.31 )	(.10 )	(.07 )	—	(.07 )	9.70	(1.01)[6]	215	.58 [7]	.51 [7]	4.45 [7]
12/31/2023	9.96	.38	(.10 )	.28	(.37 )	—	(.37 )	9.87	2.88	5.58		.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41 )	—	(.41 )	9.96	(10.93)	4.60		.47	2.70
12/31/2021	13.00	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.63	(.65 )	5.64		.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	13.00	9.75	4.64		.64	.69
12/31/2019	11.93	.22	.43	.65	(.26 )	—	(.26 )	12.32	5.42	2.62		.62	1.82
Class 2:
6/30/2024[4,5]	9.78	.21	(.30 )	(.09 )	(.07 )	—	(.07 )	9.62	(1.07)[6]	1,059	.58 [7]	.52 [7]	4.38 [7]
12/31/2023	9.87	.37	(.09 )	.28	(.37 )	—	(.37 )	9.78	2.89	1,073.58		.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41 )	—	(.41 )	9.87	(10.95)	1,059.61		.47	2.69
12/31/2021	12.89	.15	(.25 )	(.10 )	(.15 )	(1.11)	(1.26)	11.53	(.62 )	1,391.64		.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24 )	(.27 )	(.51 )	12.89	9.80	1,439.64		.64	.73
12/31/2019	11.82	.22	.42	.64	(.25 )	—	(.25 )	12.21	5.31	1,343.62		.62	1.82
Class 3:
6/30/2024[4,5]	9.94	.22	(.31 )	(.09 )	(.07 )	—	(.07 )	9.78	(1.04)[6]	5	.51 [7]	.45 [7]	4.45 [7]
12/31/2023	10.02	.39	(.10 )	.29	(.37 )	—	(.37 )	9.94	3.00	6.51		.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41 )	—	(.41 )	10.02	(10.90)	6.54		.40	2.76
12/31/2021	13.07	.16	(.26 )	(.10 )	(.16 )	(1.11)	(1.27)	11.70	(.62 )	9.57		.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25 )	(.27 )	(.52 )	13.07	9.91	10.57		.57	.78
12/31/2019	11.97	.23	.43	.66	(.26 )	—	(.26 )	12.37	5.49	9.55		.55	1.88
Class 4:
6/30/2024[4,5]	9.77	.20	(.31 )	(.11 )	(.06 )	—	(.06 )	9.60	(1.21)[6]	184	.83 [7]	.77 [7]	4.13 [7]
12/31/2023	9.86	.35	(.10 )	.25	(.34 )	—	(.34 )	9.77	2.62	183.83		.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38 )	—	(.38 )	9.86	(11.19)	190.85		.72	2.45
12/31/2021	12.88	.12	(.25 )	(.13 )	(.12 )	(1.11)	(1.23)	11.52	(.88 )	238.89		.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22 )	(.27 )	(.49 )	12.88	9.48	272.89		.89	.42
12/31/2019	11.84	.19	.42	.61	(.23 )	—	(.23 )	12.22	5.14	124.87		.87	1.56
Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

Financial highlights (continued)

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,5,12]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth Fund
Class P1:
6/30/2024[4,5]	$10.86	$.02	$1.37	$1.39	$(.09 )	$—	$(.09 )	$12.16	12.78%[6]	$13	.42%[7]	.37%[7]	.69%[7]	.36%[7]
12/31/2023	11.37	.08	2.28	2.36	(.08 )	(2.79)	(2.87)	10.86	23.77	13.42		.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22 )	(2.54)	(2.76)	11.37	(24.62)	9.41		.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18 )	(.74 )	(.92 )	18.53	13.08	13.41		.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12 )	(.68 )	(.80 )	17.25	32.45	11.42		.37	.72	.49
12/31/2019	12.30	.15	2.44	2.59	(.19 )	(.92 )	(1.11)	13.78	22.01	6.42		.37	.73	1.19
Class P2:
6/30/2024[4,5]	10.73	.01	1.35	1.36	(.06 )	—	(.06 )	12.03	12.64 [6]	507	.67 [7]	.62 [7]	.94 [7]	.10 [7]
12/31/2023	11.28	.05	2.26	2.31	(.07 )	(2.79)	(2.86)	10.73	23.50	495.67		.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18 )	(2.54)	(2.72)	11.28	(24.88)	445.67		.62	.94	.20
12/31/2021	17.11	(.01 )	2.16	2.15	(.10 )	(.74 )	(.84 )	18.42	12.89	584.67		.62	.95	(.07 )
12/31/2020	13.71	.03	4.16	4.19	(.11 )	(.68 )	(.79 )	17.11	32.03	554.67		.62	.97	.20
12/31/2019	12.21	.09	2.45	2.54	(.12 )	(.92 )	(1.04)	13.71	21.74	434.68		.63	.99	.73
Managed Risk International Fund
Class P1:
6/30/2024[4,5]	$8.36	$.02	$.50	$.52	$(.14 )	$—	$(.14 )	$8.74	6.14%[6]	$2	.44%[7]	.38%[7]	.85%[7]	.42%[7]
12/31/2023	8.61	.13	.41	.54	(.15 )	(.64 )	(.79 )	8.36	6.36	2.46		.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34 )	—	(.34 )	8.61	(15.27)	2.44		.37	.85	1.70
12/31/2021	11.07	.24	(.67 )	(.43 )	(.09 )	—	(.09 )	10.55	(3.92)	2.44		.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16 )	(.08 )	(.24 )	11.07	3.13	2.43		.35	.86	.82
12/31/2019	9.82	.17	1.54	1.71	(.20 )	(.32 )	(.52 )	11.01	17.91	1.41		.33	.84	1.64
Class P2:
6/30/2024[4,5]	8.32	.01	.48	.49	(.11 )	—	(.11 )	8.70	5.88 [6]	121	.71 [7]	.64 [7]	1.11 [7]	.16 [7]
12/31/2023	8.58	.10	.42	.52	(.14 )	(.64 )	(.78 )	8.32	6.22	122.73		.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28 )	—	(.28 )	8.58	(15.54)	124.70		.63	1.11	1.36
12/31/2021	10.99	.20	(.65 )	(.45 )	(.06 )	—	(.06 )	10.48	(4.13)	160.71		.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12 )	(.08 )	(.20 )	10.99	2.80	168.71		.63	1.14	.42
12/31/2019	9.76	.13	1.55	1.68	(.20 )	(.32 )	(.52 )	10.92	17.64	165.71		.63	1.14	1.21
Managed Risk Washington Mutual Investors Fund
Class P1:
6/30/2024[4,5]	$10.50	$.04	$.92	$.96	$(.18 )	$—	$(.18 )	$11.28	9.18%[6]	$3	.41%[7]	.35%[7]	.61%[7]	.73%[7]
12/31/2023	11.24	.20	.79	.99	(.24 )	(1.49)	(1.73)	10.50	10.04	3.42		.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56 )	—	(.56 )	11.24	(8.92)	3.41		.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24 )	—	(.24 )	12.95	17.46	2.41		.36	.66	1.33
12/31/2020	12.01	.18	(.35 )	(.17 )	(.26 )	(.34 )	(.60 )	11.24	(.93 )	2.40		.35	.76	1.66
12/31/2019	11.28	.25	1.28	1.53	(.20 )	(.60 )	(.80 )	12.01	14.14	1.38		.33	.74	2.14
Class P2:
6/30/2024[4,5]	10.43	.03	.91	.94	(.18 )	—	(.18 )	11.19	9.01 [6]	326	.67 [7]	.62 [7]	.88 [7]	.46 [7]
12/31/2023	11.18	.18	.77	.95	(.21 )	(1.49)	(1.70)	10.43	9.73	322.68		.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52 )	—	(.52 )	11.18	(9.16)	321.67		.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20 )	—	(.20 )	12.88	17.11	371.68		.62	.92	.91
12/31/2020	11.91	.13	(.33 )	(.20 )	(.19 )	(.34 )	(.53 )	11.18	(1.25)	355.68		.63	1.04	1.18
12/31/2019	11.21	.18	1.31	1.49	(.19 )	(.60 )	(.79 )	11.91	13.88	365.68		.63	1.04	1.62
Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[11]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,5,12]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Managed Risk Growth-Income Fund
Class P1:
6/30/2024[4,5]	$12.53	$.04	$1.33	$1.37	$(.19 )	$(.18 )	$(.37 )	$13.53	10.91%[6]	$1,951	.41%[7]	.36%[7]	.62%[7]	.59%[7]
12/31/2023	12.51	.20	1.65	1.85	(.21 )	(1.62)	(1.83)	12.53	16.17	1,910.41		.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30 )	(.31 )	(.61 )	12.51	(16.74)	1,833.41		.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21 )	(.20 )	(.41 )	15.73	15.32	2,328.41		.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26 )	(.74 )	(1.00)	14.01	9.85	2,120.41		.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10 )	(.10 )	(.20 )	13.76	19.14	1,987.42		.37	.67	1.71
Class P2:
6/30/2024[4,5]	12.45	.02	1.32	1.34	(.18 )	(.18 )	(.36 )	13.43	10.78 [6]	281	.66 [7]	.61 [7]	.87 [7]	.34 [7]
12/31/2023	12.44	.17	1.64	1.81	(.18 )	(1.62)	(1.80)	12.45	15.90	277.66		.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26 )	(.31 )	(.57 )	12.44	(16.93)	268.66		.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17 )	(.20 )	(.37 )	15.64	15.05	340.66		.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23 )	(.74 )	(.97 )	13.93	9.58	315.66		.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07 )	(.10 )	(.17 )	13.69	18.84	283.67		.62	.92	1.47
Managed Risk Asset Allocation Fund
Class P1:
6/30/2024[4,5]	$11.90	$.05	$1.00	$1.05	$(.22 )	$(.17 )	$(.39 )	$12.56	8.89%[6]	$10	.41%[7]	.36%[7]	.65%[7]	.88%[7]
12/31/2023	12.43	.31	.87	1.18	(.26 )	(1.45)	(1.71)	11.90	10.51	10.41		.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32 )	(.48 )	(.80 )	12.43	(13.75)	7.41		.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27 )	—	(.27 )	15.33	12.82	7.41		.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21 )	(.52 )	(.73 )	13.84	6.10	5.41		.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03 )	(.57 )	(.60 )	13.81	18.25	2.41		.36	.65	2.01
Class P2:
6/30/2024[4,5]	11.53	.04	.97	1.01	(.22 )	(.17 )	(.39 )	12.15	8.78 [6]	2,082	.66 [7]	.61 [7]	.90 [7]	.60 [7]
12/31/2023	12.09	.21	.90	1.11	(.22 )	(1.45)	(1.67)	11.53	10.23	2,093.66		.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29 )	(.48 )	(.77 )	12.09	(13.97)	2,182.66		.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20 )	—	(.20 )	14.93	12.50	2,812.66		.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20 )	(.52 )	(.72 )	13.45	5.88	2,773.66		.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31 )	(.57 )	(.88 )	13.46	17.98	2,830.66		.61	.90	1.51
Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[13,14]	Six months ended June 30, 2024[4,5,6]	Year ended December 31,
		2023	2022	2021	2020	2019
Capital Income Builder	26%	59%	48%	60%	110%	44%
Asset Allocation Fund	19	54	42	45	49	47
American Funds Global Balanced Fund	27	43	111	36	68	60
The Bond Fund of America	54	129	77	87	72	146
Capital World Bond Fund	31	110	114	64	88	110
American Funds Mortgage Fund	25	85	56	38	123	84
U.S. Government Securities Fund	17	113	77	126	112	103
Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[13,14]	Six months ended June 30, 2024[4,5,6]	Year ended December 31,
		2023	2022	2021	2020	2019
Global Growth Fund	28%	29%	29%	18%	17%	14%
Global Small Capitalization Fund	20	36	40	29	38	50
Growth Fund	13	23	29	25	32	21
International Fund	17	28	42	44	40	32
New World Fund	34	36	40	43	70	38
Washington Mutual Investors Fund	19	29	30	90	40	37
Capital World Growth and Income Fund	16	29	42	85	36	29
Growth-Income Fund	36	26	25	24	33	27
International Growth and Income Fund	18	38	48	41	56	28
Capital Income Builder	66	149	126	93	184	72
Asset Allocation Fund	71	159	118	124	145	79
American Funds Global Balanced Fund	79	103	126	39	86	74
The Bond Fund of America	255	545	415	456	461	373
Capital World Bond Fund	170	286	188	91	145	159
American High-Income Trust	23	40	34	56	78	58
American Funds Mortgage Fund	373	1053	1141	975	1143	350
U.S. Government Securities Fund	204	744	695	433	867	277
Ultra-Short Bond Fund	— [15]	— [15]	— [15]	— [15]	— [15]	— [15]
Managed Risk Growth Fund	6	39	97	32	80	10
Managed Risk International Fund	3	27	82	24	71	8
Managed Risk Washington Mutual Investors Fund	4	19	70	16	101	13
Managed Risk Growth-Income Fund	8	21	67	13	38	6
Managed Risk Asset Allocation Fund	6	13	48	5	30	8

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[13]	Refer to Note 5 for further information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[15]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series	346

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

347	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	348

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

349	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2023. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	350

3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

351	American Funds Insurance Series

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	352

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Variable Insurance Trust

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	August 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	August 27, 2024
By:	/s/ Fernando A. Silva
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Fernando A. Silva
Chief Financial Officer
Date:	August 27, 2024